STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES
Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II
---------------------------------------------------------
(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805
-------------------------------------------------------------
(Address of principal executive offices) (Zip code)

MICHAEL J. LEARY, 601 CONGRESS STREET, BOSTON, MA 02210-2805
------------------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4490
--------------
Date of fiscal year end: 8/31

Date of reporting period: 2/28/10

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared four semiannual reports to shareholders for the period ended February 28, 2010. The first report applies to the Floating Rate Income Fund, the second report applies to the Optimized Value Fund, the third report applies to 9 Lifecycle Portfolios and the fourth report applies to 64 of the Registrant’s Funds.

John Hancock
MUTUAL FUNDS

John Hancock
Floating Rate Income Fund

Semiannual Report
2.28.10

A look at performance

For the period ended February 28, 2010

										SEC	SEC
										30-day	30-day
										yield	yield
										(%)	(%)
	Average annual returns (%)				Cumulative total returns (%)					(subsi-	(unsubsi-
	with maximum sales charge (POP)				with maximum sales charge (POP)					dized)	dized)[1]

				Since					Since	as of	as of
	1-year	5-year	10-year	inception [2]	6-months	1-year	5-year	10-year	inception [2]	2-28-10	2-28-10
Class A	27.84	—	—	2.29	3.82	27.84	—	—	5.03	4.22	4.22
Class B	25.63	—	—	1.66	1.51	25.63	—	—	3.61	3.59	3.32
Class C	29.87	—	—	3.06	5.61	29.87	—	—	6.73	3.60	3.60
Class I3	32.16	—	—	4.12	7.22	32.16	—	—	9.12	4.74	4.68
Class 1[3]	32.33	—	—	4.15	7.15	32.33	—	—	9.18	4.80	4.80
Class NAV[3]	32.38	—	—	4.21	7.29	32.38	—	—	9.33	4.85	4.85

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 3%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I, Class 1 and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until December 31, 2010. The net expenses are as follows: Class A — 1.20%, Class B — 1.95%, Class C — 1.95%, Class I — 0.85%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.23%, Class B — 3.86%, Class C — 2.09%, Class I — 0.95%. For the other classes, the net expenses equal the gross expenses and are as follows: Class 1 — 0.80%, Class NAV — 0.75%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

1 Unsubsidized yields reflect what the yield would have been without the effect of reimbursements and waivers.

2 From January 2, 2008.

3 For certain types of investors, as described in the Fund’s Class I, Class 1 and Class NAV share prospectuses.

6	Floating Rate Income Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Floating Rate Income Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the S&P/LSTA Leveraged Performing Loan Index.

	Period	Without sales	With maximum
	beginning	charge	sales charge	Index

Class B	1-2-08	$10,645	$10,361	$11,037

Class C2	1-2-08	10,673	10,673	11,037

Class I2,3	1-2-08	10,912	10,912	11,037

Class 1[2,3]	1-2-08	10,918	10,918	11,037

Class NAV[2,3]	1-2-08	10,933	10,933	11,037

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the fund’s Class B, Class C, Class I, Class 1 and Class NAV shares, respectively, as of February 28, 2010. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

S&P/LSTA Leveraged Performing Loan Index is a subset of the S&P/LSTA leveraged loan index tracking returns in the leveraged loan market and capturing a broad cross-section of the U.S. leveraged loan market, including dollar-denominated, U.S.-syndicated loans to overseas issuers and excluding those in default.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 The contingent deferred sales charge, if any, is not applicable.

3 For certain types of investors, as described in the Fund’s Class I, Class 1 and Class NAV share prospectuses.

Semiannual report | Floating Rate Income Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2009 with the same investment held until February 28, 2010.

	Account value	Ending value	Expenses paid during year
	on 9-1-09	on 2-28-10	ended 2-28-10[1]

Class A	$1,000.00	$1,070.30	$6.16

Class B	1,000.00	1,065.10	9.98

Class C	1,000.00	1,066.10	9.99

Class I	1,000.00	1,072.20	4.37

Class 1	1,000.00	1,071.50	3.95

Class NAV	1,000.00	1,072.90	3.70

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Floating Rate Income Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2009, with the same investment held until February 28, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during year
	on 9-1-09	on 2-28-10	ended 2-28-10[1]

Class A	$1,000.00	$1,018.80	$6.01

Class B	1,000.00	1,015.10	9.74

Class C	1,000.00	1,015.10	9.74

Class I	1,000.00	1,020.60	4.26

Class 1	1,000.00	1,021.00	3.86

Class NAV	1,000.00	1,021.20	3.61

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.20%, 1.95%, 1.95%, 0.85%, 0.77% and 0.72% for Class A, Class B, Class C, Class I, Class 1 and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Floating Rate Income Fund	9

Portfolio summary

Top 10 Issuers[1]

Ford Motor Company	2.8%	Lyondell Chemical Company	2.2%

Harrah’s Operating Company, Inc.	2.4%	Panamsat Corp.	1.9%

HCA, Inc.	2.4%	First Data Corp.	1.8%

Charter Communications, Inc.	2.3%	Univision Communications, Inc.	1.8%

Community Health Systems, Inc.	2.3%	Energy Future Holdings Corp.	1.7%

Sector Composition[2,3]

Consumer Discretionary	30%	Financials	6%

Health Care	15%	Energy	5%

Industrials	12%	Telecommunication Services	5%

Materials	8%	Consumer Staples	2%

Information Technology	7%	Short-Term Investments & Other	4%

Utilities	6%

Quality Distribution[2]

A	2%

BBB	2%

BB	43%

B	41%

CCC	4%

C	2%

Short-Term Investments & Other	6%

1 As a percentage of net assets on February 28, 2010. Excludes cash and cash equivalents.

2 As a percentage of net assets on February 28, 2010.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Floating Rate Income Fund | Semiannual report

Fund’s investments

As of 2-28-10 (unaudited)

		Maturity
	Rate	date	Par value	Value
Corporate Bonds 10.67%				$152,652,510

(Cost $148,176,308)

Consumer Discretionary 0.23%				3,330,946

Hotels, Restaurants & Leisure 0.12%

Harrah’s Operating Company, Inc.	11.250%	06-01-17	$1,500,000	1,556,250

Station Casinos, Inc. (H)	7.750	08-15-16	1,596,000	231,420

Multiline Retail 0.06%

Neiman Marcus Group, Inc., PIK	9.000	10-15-15	859,935	847,036

Specialty Retail 0.05%

Blockbuster, Inc. (S)	11.750	10-01-14	967,000	696,240

Consumer Staples 0.01%				146,678

Food Products 0.01%

Dole Food Company, Inc. (S)	13.875	03-15-14	123,000	146,678

Energy 1.80%				25,792,425

Energy Equipment & Services 0.35%

Hercules Offshore LLC (S)	10.500	10-15-17	5,000,000	4,975,000

Oil, Gas & Consumable Fuels 1.45%

Chesapeake Energy Corp.	9.500	02-15-15	6,000,000	6,525,000

Murray Energy Corp. (S)	10.250	10-15-15	6,080,000	6,087,600

OPTI Canada, Inc. (S)	9.000	12-15-12	2,990,000	3,042,325

SandRidge Energy, Inc. (S)	9.875	05-15-16	5,000,000	5,162,500

Financials 3.06%				43,716,551

Consumer Finance 0.78%

Ford Motor Credit Company LLC	12.000	05-15-15	5,400,000	6,168,550

Ford Motor Credit Company LLC	7.500	08-01-12	5,000,000	5,020,955

Diversified Financial Services 1.65%

Citigroup, Inc.	8.500	05-22-19	4,750,000	5,481,296

Citigroup, Inc.	6.375	08-12-14	7,500,000	7,959,735

GMAC, Inc. (S)	8.300	02-12-15	10,000,000	10,087,500

Insurance 0.63%

American International Group, Inc.	5.050	10-01-15	10,650,000	8,998,515

Health Care 0.12%				1,690,000

Health Care Equipment & Supplies 0.12%

Universal Hospital Services, Inc. (P)	3.859	06-01-15	2,000,000	1,690,000

See notes to financial statements

Semiannual report | Floating Rate Income Fund	11

		Maturity
	Rate	date	Par value	Value
Industrials 2.23%				$31,871,960

Airlines 0.78%

Continental Airlines, Inc.,
Series 1991-1, Class A	6.545%	02-02-19	$318,115	318,910

Continental Airlines, Inc., Series 01A2	6.503	06-15-11	1,030,000	1,045,450

Continental Airlines, Inc., Series 974A	6.900	01-02-18	1,146,810	1,136,775

Continental Airlines, Inc., Series B	9.250	05-10-17	2,500,000	2,525,000

United Air Lines, Inc.	10.400	11-01-16	1,990,000	2,104,425

United Air Lines, Inc.	9.750	01-15-17	3,830,000	3,992,775

Building Products 0.18%

Nortek, Inc.	11.000	12-01-13	2,511,111	2,636,667

Electrical Equipment 0.18%

NXP BV (P)	3.001	10-15-13	3,000,000	2,542,500

Road & Rail 1.09%

Kansas City Southern de Mexico SA de CV	9.375	05-01-12	1,022,000	1,052,660

RailAmerica, Inc.	9.250	07-01-17	13,842,000	14,516,798

Materials 1.35%				19,287,500

Chemicals 0.36%

Georgia Gulf Corp. (S)	9.000	01-15-17	5,000,000	5,187,500

Paper & Forest Products 0.99%

Appleton Papers, Inc. (S)	10.500	06-15-15	7,500,000	6,937,500

NewPage Corp.	11.375	12-31-14	7,500,000	7,162,500

Telecommunication Services 0.80%				11,540,000

Wireless Telecommunication Services 0.80%

iPCS, Inc. (P)	2.374	05-01-13	7,000,000	6,440,000

Sprint Capital Corp.	7.625	01-30-11	5,000,000	5,100,000

Utilities 1.07%				15,276,450

Independent Power Producers & Energy Traders 1.07%

Calpine Construction Finance Company LP (S)	8.000	06-01-16	7,000,000	7,087,500

Calpine Corp. (S)	7.250	10-15-17	8,508,000	8,188,950

Term Loans (M) 84.64%			$1,210,126,678

(Cost $1,147,385,979)

Consumer Discretionary 29.59%				422,999,733

Auto Components 1.40%

Allison Transmission, Inc.	2.750	08-07-14	15,219,987	13,938,175

Visteon Corp. (H)	5.250	12-13-13	5,500,000	6,067,875

Automobiles 2.43%

Adesa, Inc.	7.599	10-18-13	6,226,481	6,004,663

Ford Motor Company	3.259	12-16-13	30,697,931	28,676,995

Diversified Consumer Services 0.23%

Education Management Corp.	2.063	06-03-13	3,533,753	3,352,097

Hotels, Restaurants & Leisure 7.73%

CCM Merger, Inc.	8.500	07-12-12	14,592,434	14,379,633

Cedar Fair LP	4.229	08-30-14	4,925,910	4,881,272

See notes to financial statements

12	Floating Rate Income Fund | Semiannual report

		Maturity
	Rate	date	Par value	Value
Hotels, Restaurants & Leisure (continued)

Cedar Fair LP (T)	—	06-13-12	$3,194,195	$3,165,250

Cedar Fair LP (T)	—	02-22-17	5,000,000	4,992,190

Golden Nugget, Inc.	3.233%	06-30-14	3,726,136	2,791,498

Harrah’s Operating Company, Inc.	9.500	10-31-16	11,000,000	10,969,442

Harrah’s Operating Company, Inc.	3.249	01-28-15	27,369,753	22,093,467

Las Vegas Sands LLC	2.010	05-23-14	23,782,105	20,680,514

Penn National Gaming, Inc.	1.984	10-03-12	4,224,255	4,136,602

QUIZNO’S Corp.	2.563	05-05-13	13,944,695	11,893,668

SugarHouse Gaming	11.250	09-23-14	6,250,000	6,218,750

Tropicana Entertainment	7.859	01-03-12	4,000,000	1,170,000

Venetian Macau	4.760	05-27-13	2,845,818	2,707,975

Venetian Macau	4.760	05-25-12	491,492	467,685

Internet & Catalog Retail 0.21%

Ticketmaster	7.000	07-25-14	2,914,286	2,928,857

Leisure Equipment & Products 0.57%

Amscan Holdings, Inc.	2.501	05-25-13	8,560,555	8,132,527

Media 12.78%

AMC Entertainment, Inc.	1.979	01-28-13	2,040,034	1,973,309

Cablevision Systems Corp.	6.450	03-29-13	7,002,085	6,804,059

Carmike Cinemas, Inc.	5.500	01-27-16	12,500,000	12,460,938

Charter Communications, Inc.	7.250	03-06-14	3,496,463	3,548,885

Charter Communications, Inc.	2.230	03-06-14	32,075,435	29,919,067

Cinemark, Inc.	2.006	04-29-16	1,979,540	1,956,280

Citadel Broadcasting Corp.	1.980	06-12-13	515,789	420,368

Citadel Broadcasting Corp.	1.980	06-12-14	17,838,053	14,741,884

CMP Susquehanna Corp.	2.250	05-05-13	1,399,845	1,101,503

Dex Media West, Inc.	7.500	10-24-14	9,955,681	9,492,742

DirecTV Holdings, Inc.	5.250	04-13-13	4,907,657	4,920,692

Idearc, Inc.	11.000	12-31-15	12,277,467	11,184,012

Idearc, Inc. (T)	—	12-31-14	4,000,000	2,073,732

Insight Midwest Holdings LLC	2.250	04-07-14	2,250,000	2,160,351

Lodgenet Entertainment Corp.	2.260	04-04-14	7,922,511	7,320,400

Metro-Goldwyn-Mayer, Inc. (H)	20.500	04-09-12	9,642,296	5,792,908

Newsday LLC	10.500	08-01-13	12,500,000	13,359,375

Nielsen Finance LLC	2.228	08-09-13	8,205,779	7,728,088

Regal Cinemas	4.001	10-28-13	4,350,937	4,352,447

Sinclair Television Group, Inc.	6.500	10-29-15	9,000,000	9,045,000

Tribune Company	5.000	06-04-10	2,462,857	1,473,316

Univision Communications, Inc.	2.501	09-29-14	29,875,000	25,683,179

UPC Broadband Holding NV	3.930	12-31-14	1,934,417	1,880,253

UPC Broadband Holding NV	2.180	12-30-16	3,565,583	3,376,903

Multiline Retail 2.64%

Dollar General Corp.	2.990	07-07-14	3,268,478	3,170,878

Michaels Stores, Inc.	4.769	07-31-16	9,930,104	9,459,804

Michaels Stores, Inc.	2.519	10-31-13	9,373,576	8,442,077

Neiman Marcus Group, Inc.	2.255	04-06-13	18,525,229	16,627,431

See notes to financial statements

Semiannual report | Floating Rate Income Fund	13

		Maturity
	Rate	date	Par value	Value
Specialty Retail 1.29%

General Nutrition Center	2.500%	09-16-13	$11,503,190	$10,928,030

Petco Animal Supplies, Inc.	2.488	10-25-13	4,906,317	4,774,460

Sally Holdings LLC	2.480	11-15-13	2,791,651	2,737,314

Textiles, Apparel & Luxury Goods 0.31%

Hanesbrands, Inc.	5.250	12-10-15	2,000,000	2,015,000

Iconix, Inc.	2.490	01-02-12	2,488,116	2,425,913

Consumer Staples 1.49%				21,244,599

Food Products 1.49%

Bolthouse Farms, Inc.	9.500	02-11-16	11,500,000	11,402,974

Bolthouse Farms, Inc.	5.500	08-11-16	2,000,000	1,983,126

Dole Food Company, Inc.	7.987	04-12-13	4,856,999	4,856,999

Dole Food Company, Inc. (T)	—	03-02-17	3,000,000	3,001,500

Energy 3.24%				46,276,407

Energy Equipment & Services 0.58%

Hercules Offshore LLC	6.000	07-11-13	8,779,960	8,306,211

Oil, Gas & Consumable Fuels 2.66%

Ashmore Energy International	3.248	03-30-12	16,282,532	14,796,751

Enterprise GP Holdngs LP	2.491	10-31-14	1,979,798	1,953,401

SemGroup LP	0.519	11-27-13	7,000,000	6,932,919

Venoco, Inc.	4.250	05-08-14	15,362,501	14,287,125

Financials 2.70%				38,552,634

Diversified Financial Services 1.18%

Chrysler Financial	4.240	08-03-12	6,670,919	6,585,865

CIT Group, Inc.	13.000	01-20-12	9,900,000	10,234,125

Insurance 0.37%

Asurion Corp.	3.232	07-03-14	5,483,750	5,308,429

Real Estate Management & Development 1.15%

Realogy Corp.	13.500	10-15-17	5,000,000	5,437,500

Realogy Corp.	3.247	10-10-13	12,459,164	10,986,715

Health Care 15.21%				217,542,707

Health Care Equipment & Supplies 2.44%

Bausch & Lomb, Inc.	3.501	04-24-15	19,052,418	18,247,987

Biomet, Inc.	3.250	03-25-15	17,319,427	16,648,299

Health Care Providers & Services 10.37%

Alliance Healthcare Services, Inc.	5.500	06-01-16	5,000,000	4,976,040

Community Health Systems, Inc.	2.502	07-25-14	35,506,050	33,175,966

CRC Health Corp.	2.501	02-06-13	4,536,228	4,230,032

CRC Health Corp.	2.501	02-06-13	2,952,519	2,753,224

DaVita, Inc.	1.737	10-05-12	4,158,044	4,060,850

Fenwal, Inc.	2.502	02-28-14	13,223,534	11,493,459

Hanger Orthopedic Group, Inc.	2.230	05-28-13	4,917,081	4,806,447

HCA, Inc.	2.501	11-18-13	35,558,414	33,744,117

Health Management Associates, Inc.	2.001	02-28-14	16,471,829	15,522,410

Iasis Healthcare Corp.	2.229	03-14-14	11,897,790	11,327,684

Manor Care	2.729	12-22-14	8,846,492	8,404,167

See notes to financial statements

14	Floating Rate Income Fund | Semiannual report

		Maturity
	Rate	date	Par value	Value
Health Care Providers & Services (continued)

Royalty Pharma	2.501%	04-16-13	$7,295,571	$7,188,327

Vanguard Health Systems, Inc.	5.000	01-29-16	6,650,000	6,658,313

Health Care Technology 0.28%

IMS Health, Inc. (T)	—	11-09-16	4,000,000	4,016,000

Pharmaceuticals 2.12%

Pharmaceutical Health Technologies	2.479	04-10-14	7,474,405	6,797,037

Warner Chilcott PLC	5.668	04-30-15	23,508,475	23,492,348

Industrials 10.09%				144,307,811

Aerospace & Defense 2.06%

Dubai Aerospace Enterprise	4.000	07-31-14	15,536,133	14,396,822

Hawker Beechcraft Corp., Inc.	2.235	03-26-14	14,780,005	10,877,167

Transdigm	2.249	06-23-13	4,285,000	4,173,860

Airlines 1.42%

Delta Air Lines, Inc.	8.750	09-27-13	1,995,000	2,005,972

Delta Air Lines, Inc.	2.251	04-30-12	9,335,657	8,057,839

United Air Lines, Inc.	2.250	02-03-14	12,675,170	10,251,044

Commercial Services & Supplies 5.27%

Affinion Group	2.731	10-17-12	7,941,374	7,707,104

Aramark Corp.	2.127	01-27-14	15,911,829	15,178,612

Brand Energy Services	2.563	02-07-14	8,103,955	7,529,928

Language Line, Inc.	5.500	11-04-15	8,000,000	8,025,000

Thomson Learning	2.750	07-03-14	21,337,171	18,504,064

US Investigations Services, Inc.	3.253	02-21-15	19,984,461	18,385,704

Containers & Packaging 0.45%

Graham Packaging Company, Inc.	6.750	04-05-14	6,381,710	6,409,151

Industrial Conglomerates 0.28%

Reynolds Group Escrow LLC	6.250	11-05-15	4,000,000	4,025,000

Professional Services 0.08%

Quebecor World, Inc.	2.251	01-17-13	1,171,195	1,124,348

Road & Rail 0.53%

Hertz Corp.	1.993	12-21-12	7,846,762	7,656,196

Information Technology 6.46%				92,372,463

Communications Equipment 0.77%

Telesat Canada	3.240	10-31-14	11,300,885	10,998,179

Semiconductors & Semiconductor Equipment 2.55%

Freescale Semiconductor, Inc.	12.500	12-15-14	10,229,950	10,502,752

Freescale Semiconductor, Inc.	1.979	12-01-16	10,363,957	9,538,084

Sensata Technologies	1.999	04-26-13	17,456,977	16,376,827

Software 3.14%

CGG	3.465	01-12-14	1,086,109	1,064,387

First Data Corp.	2.999	09-24-14	29,694,737	25,896,276

Sungard Data Systems, Inc.	3.873	02-26-16	16,054,144	15,641,328

Sungard Data Systems, Inc.	1.978	02-28-14	2,457,540	2,354,630

See notes to financial statements

Semiannual report | Floating Rate Income Fund	15

		Maturity
	Rate	date	Par value	Value
Materials 6.95%				$99,321,285

Chemicals 2.78%

Ashland, Inc.	7.650%	05-13-14	$1,643,886	1,662,380

Lyondell Chemical Company (U)	13.000	04-06-10	6,751,396	7,026,515

Lyondell Chemical Company	5.793	04-06-10	7,738,090	8,078,566

Lyondell Chemical Company	5.797	12-20-13	24,138,051	17,017,326

Nalco Company	6.500	05-13-16	5,970,000	6,011,790

Containers & Packaging 1.91%

Berry Plastics Holding Company	2.254	04-03-15	16,831,500	15,059,514

Graphic Packaging, Inc.	3.000	05-16-14	6,168,936	6,049,838

Graphic Packaging, Inc.	2.250	05-16-14	6,339,490	6,146,135

Metals & Mining 1.00%

Norada Aluminum, Inc.	2.229	05-18-14	7,518,302	6,565,981

Novelis, Inc.	2.243	07-06-14	7,926,653	7,657,709

Paper & Forest Products 1.26%

Georgia Pacific LLC	3.502	12-24-14	5,269,079	5,257,224

Georgia Pacific LLC	2.256	12-24-12	10,155,166	9,917,789

Georgia Pacific LLC	2.242	12-20-12	2,939,222	2,870,518

Telecommunication Services 4.08%				58,407,316

Diversified Telecommunication Services 3.48%

Level 3 Communications, Inc.	11.500	03-13-14	4,000,000	4,322,500

Level 3 Communications, Inc.	2.501	03-13-14	10,500,000	9,460,941

Panamsat Corp.	2.731	06-30-13	28,949,414	27,520,037

Qwest Corp.	6.950	06-30-10	8,500,000	8,521,250

Wireless Telecommunication Services 0.60%

MetroPCS Wireless, Inc.	2.500	11-04-13	6,408,293	6,173,993

MetroPCS Wireless, Inc. (T)	—	11-04-13	2,500,000	2,408,595

Utilities 4.83%				69,101,723

Electric Utilities 2.94%

Energy Future Holdings Corp.	3.729	10-10-14	30,833,824	24,667,059

TXU Energy	3.729	10-10-14	21,554,274	17,332,330

Independent Power Producers & Energy Traders 1.89%

Calpine Corp.	3.135	03-29-14	12,746,695	11,962,709

NRG Energy, Inc.	1.996	02-01-13	15,694,277	15,139,625

			Shares	Value

Common Stocks 0.25%				$3,554,021

(Cost $3,714,770)

Consumer Discretionary 0.05%				638,232

Media 0.05%

SuperMedia, Inc. (I)			15,196	638,232

Energy 0.12%				1,765,725

Oil, Gas & Consumable Fuels 0.12%

Express Energy Services LLC (I)			117,715	1,765,725

See notes to financial statements

16	Floating Rate Income Fund | Semiannual report

	Shares	Value
Industrials 0.01%		92,500

Building Products 0.01%

Nortek, Inc. (I)	2,500	92,500

Materials 0.07%		$1,057,564

Chemicals 0.07%

Georgia Gulf Corp. (I)	74,111	1,057,564

Short-Term Investments 7.33%		$104,800,000

(Cost $104,800,000)

	Par value	Value
Repurchase Agreements 7.33%
Bank Of America Tri-Party Repurchase Agreement dated 02-26-2010 at 0.08% to be repurchased at $33,873,226 on 03-01-2010,
collateralized by $34,336,000 U.S. Treasury Notes, 0.875% due
1/31/2011 (valued at $34,550,460, including interest)	$33,873,000	$33,873,000

Morgan Stanley Tri-Party Repurchase Agreement dated 02-26-2010 at 0.05% to be repurchased at $70,927,296 on 03-01-2010,
collateralized by $72,180,000 Federal Home Loan Mortgage Corp.,
1.50% due 3/30/2012 (valued at $72,408,305, including interest)	70,927,000	70,927,000

Total investments (Cost $1,404,077,057)† 102.89%	$1,471,133,209

Other assets and liabilities, net (2.89%)		($41,384,925)

Total net assets 100.00%	$1,429,748,284

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

PIK Paid in Kind

(H) Defaulted Security. Currently, the issuer is in default with respect to interest payments.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(T) All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

(U) All or a portion of this position represents unfunded loan commitment.

† At February 28, 2010, the aggregate cost of investment securities for federal income tax purposes was $1,407,789,188. Net unrealized appreciation aggregated $63,344,021, of which $78,440,100 related to appreciated investment securities and $15,096,079 related to depreciated investment securities.

See notes to financial statements

Semiannual report | Floating Rate Income Fund	17

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-28-10 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,299,277,057)	$1,366,333,209
Repurchase agreements, at value (Cost $104,800,000) (Note 2)	104,800,000

Total investments, at value (Cost $1,404,077,057)	1,471,133,209

Cash	6,143,386
Receivable for investments sold	13,848,349
Receivable for fund shares sold	10,041,910
Interest receivable	9,951,381
Receivable for securities lending income	746
Other receivables and prepaid assets	60,309

Total assets	1,511,179,290

Liabilities

Payable for investments purchased	80,628,784
Payable for fund shares repurchased	440,085
Distributions payable	218,791
Payable to affiliates
Accounting and legal services fees	10,874
Transfer agent fees	36,930
Trustees’ fees	296
Management fees	10,753
Other liabilities and accrued expenses	84,493

Total liabilities	81,431,006

Net assets

Capital paid-in	$1,362,942,134
Accumulated distributions in excess of net investment income	(100,643)
Accumulated net realized loss on investments	(149,359)
Net unrealized appreciation on investments	67,056,152

Net assets	$1,429,748,284

See notes to financial statements

18	Floating Rate Income Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($173,251,737 ÷ 18,283,755 shares)	$9.48
Class B ($5,454,842 ÷ 575,833 shares)[1]	$9.47
Class C ($47,758,164 ÷ 5,023,070 shares)[1]	$9.51
Class I ($84,419,703 ÷ 8,918,871 shares)	$9.47
Class 1 ($109,175 ÷ 11,544 shares)	$9.46
Class NAV ($1,118,754,663 ÷ 118,173,348 shares)	$9.47

Maximum offering price per share

Class A (net asset value per share ÷ 97%)[2]	$9.77

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Semiannual report | Floating Rate Income Fund	19

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 2-28-10 (unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$45,344,460
Securities lending	6,578

Total investment income	45,351,038

Expenses

Investment management fees (Note 4)	4,378,656
Distribution and service fees (Note 4)	370,631
Accounting and legal services fees (Note 4)	85,730
Transfer agent fees (Note 4)	133,179
Trustees’ fees (Note 4)	7,214
State registration fees (Note 4)	16,920
Printing and postage fees (Note 4)	9,840
Professional fees	25,620
Custodian fees	84,142
Registration and filing fees	23,548
Other	5,753

Total expenses before reductions and amounts recaptured	5,141,233
Net expense reductions and amounts recaptured (Note 4)	20,753

Total expenses	5,161,986

Net investment income	40,189,052

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	17,599,949
Investments in affiliated issuers	(5,812)
17,594,137
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	29,426,443
Investments in affiliated issuers	(1,563)

29,424,880

Net realized and unrealized gain	47,019,017

Increase in net assets from operations	$87,208,069

See notes to financial statements

20	Floating Rate Income Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets shows how the value of the Fund’s net assets has changed during the period. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months	Year
	ended	ended
	2-28-10	8-31-09

Increase (decrease) in net assets

From operations
Net investment income	$40,189,052	$47,994,090
Net realized gain (loss)	17,594,137	(16,329,126)
Change in net unrealized appreciation (depreciation)	29,424,880	46,855,398

Increase in net assets resulting from operations	87,208,069	78,520,362

Distributions to shareholders
From net investment income
Class A	(3,998,267)	(2,272,510)
Class B	(90,359)	(50,115)
Class C	(824,776)	(429,181)
Class I	(1,674,895)	(694,304)
Class 1	(3,472)	(6,417)
Class NAV	(34,894,949)	(44,954,646)
From net realized gain
Class A	—	(228)
Class B	—	(7)
Class C	—	(39)
Class I	—	(28)
Class 1	—	(2)
Class NAV	—	(12,024)

Total distributions	(41,486,718)	(48,419,501)

From Fund share transactions (Note 5)	246,112,115	583,851,148

Total increase	291,833,466	613,952,009

Net assets

Beginning of period	1,137,914,818	523,962,809

End of period	$1,429,748,284	$1,137,914,818

Undistributed (distributions in excess of) net
investment income	($100,643)	$1,197,023

See notes to financial statements

Semiannual report | Floating Rate Income Fund	21

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the beginning of the period.

CLASS A SHARES Period ended	2-28-10[1]	8-31-09	8-31-08[2]
Per share operating performance

Net asset value, beginning of period	$9.13	$9.79	$10.00
Net investment income[3]	0.27	0.56	0.37
Net realized and unrealized gain (loss) on investments	0.36	(0.66)	(0.25)
Total from investment operations	0.63	(0.10)	0.12
Less distributions
From net investment income	(0.28)	(0.56)	(0.33)
From net realized gain	—	—[4]	—
Total distributions	(0.28)	(0.56)	(0.33)
Net asset value, end of period	$9.48	$9.13	$9.79
Total return (%)[5,6]	7.03[7]	(0.07)	1.23[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$173	$110	$11
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.18[8]	1.23	1.52[8]
Expenses including reductions and amounts recaptured	1.20[8,9]	1.20	1.18[8]
Net investment income	5.90[8]	6.16	5.70[8]
Portfolio turnover (%)	37	36[10]	11

1 Semiannual period from 9-1-09 to 2-28-10. Unaudited.

2 The inception date for Class A shares is 1-2-08.

3 Based on the average daily shares outstanding.

4 Less than ($0.005) per share.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Assumes dividend reinvestment (if applicable).

7 Not annualized.

8 Annualized.

9 Includes the impact of expense recapture which amounted to 0.02% of average net assets. See Note 4.

10 The portfolio turnover rate for the year ended August 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

See notes to financial statements

22	Floating Rate Income Fund | Semiannual report

CLASS B SHARES Period ended	2-28-10[1]	8-31-09	8-31-08[2]
Per share operating performance

Net asset value, beginning of period	$9.13	$9.79	$10.00
Net investment income[3]	0.24	0.49	0.31
Net realized and unrealized gain (loss) on investments	0.35	(0.65)	(0.24)
Total from investment operations	0.59	(0.16)	0.07
Less distributions
From net investment income	(0.25)	(0.50)	(0.28)
From net realized gain	—	—[4]	—
Total distributions	(0.25)	(0.50)	(0.28)
Net asset value, end of period	$9.47	$9.13	$9.79
Total return (%)[5,6]	6.51[7]	(0.80)	0.76[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$5	$3	$1
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	2.11[8]	3.86	4.76[8]
Expenses including reductions and amounts recaptured	1.95[8,9]	1.95	1.93[8]
Net investment income	5.08[8]	5.53	4.78[8]
Portfolio turnover (%)	37	36[10]	11

1 Semiannual period from 9-1-09 to 2-28-10. Unaudited.

2 The inception date for Class B shares is 1-2-08.

3 Based on the average daily shares outstanding.

4 Less than ($0.005) per share.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Assumes dividend reinvestment (if applicable).

7 Not annualized.

8 Annualized.

9 Includes the impact of expense recapture which amounted to less than 0.005% of average net assets. See Note 4.

10 The portfolio turnover rate for the year ended August 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

CLASS C SHARES Period ended	2-28-10[1]	8-31-09	8-31-08[2]
Per share operating performance

Net asset value, beginning of period	$9.16	$9.80	$10.00
Net investment income[3]	0.24	0.47	0.32
Net realized and unrealized gain (loss) on investments	0.36	(0.62)	(0.24)
Total from investment operations	0.60	(0.15)	0.08
Less distributions
From net investment income	(0.25)	(0.49)	(0.28)
From net realized gain	—	—[4]	—
Total distributions	(0.25)	(0.49)	(0.28)
Net asset value, end of period	$9.51	$9.16	$9.80
Total return (%)[5,6]	6.61[7]	(0.69)	0.81[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$48	$23	$2
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.89[8]	2.09	2.32[8]
Expenses including reductions and amounts recaptured	1.95[8,9]	1.95	1.95[8]
Net investment income	5.08[8]	5.39	4.96[8]
Portfolio turnover (%)	37	36[10]	11

1 Semiannual period from 9-1-09 to 2-28-10. Unaudited.

2 The inception date for Class C shares is 1-2-08.

3 Based on the average daily shares outstanding.

4 Less than ($0.005) per share.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Assumes dividend reinvestment (if applicable).

7 Not annualized.

8 Annualized.

9 Includes the impact of expense recapture which amounted to 0.06% of average net assets. See Note 4.

10 The portfolio turnover rate for the year ended August 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

See notes to financial statements

Semiannual report | Floating Rate Income Fund	23

CLASS I SHARES Period ended	2-28-10[1]	8-31-09	8-31-08[2]
Per share operating performance

Net asset value, beginning of period	$9.12	$9.79	$10.00
Net investment income[3]	0.29	0.60	0.37
Net realized and unrealized gain (loss) on investments	0.36	(0.68)	(0.22)
Total from investment operations	0.65	(0.08)	0.15
Less distributions
From net investment income	(0.30)	(0.59)	(0.36)
From net realized gain	—	—[4]	—
Total distributions	(0.30)	(0.59)	(0.36)
Net asset value, end of period	$9.47	$9.12	$9.79
Total return (%)[5,6]	7.22[7]	0.25	1.52[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$84	$40	$1
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	0.83[8]	0.95	4.48[8]
Expenses including reductions and amounts recaptured	0.85[8,9]	0.85	0.82[8]
Net investment income	6.20[8]	6.36	5.78[8]
Portfolio turnover (%)	37	36[10]	11

1 Semiannual period from 9-1-09 to 2-28-10. Unaudited.

2 The inception date for Class I shares is 1-2-08.

3 Based on the average daily shares outstanding.

4 Less than ($0.005) per share.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Assumes dividend reinvestment (if applicable).

7 Not annualized.

8 Annualized.

9 Includes the impact of expense recapture which amounted to 0.03% of average net assets. See Note 4.

10 The portfolio turnover rate for the year ended August 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

CLASS 1 SHARES Period ended	2-28-10[1]	8-31-09	8-31-08[2]
Per share operating performance

Net asset value, beginning of period	$9.12	$9.78	$10.00
Net investment income[3]	0.29	0.59	0.38
Net realized and unrealized gain (loss) on investments	0.35	(0.65)	(0.23)
Total from investment operations	0.64	(0.06)	(0.15)
Less distributions
From net investment income	(0.30)	(0.60)	(0.37)
From net realized gain	—	—[4]	—
Total distributions	(0.30)	(0.60)	(0.37)
Net asset value, end of period	$9.46	$9.12	$9.78
Total return (%)[5]	7.15[6,7]	0.40	1.48[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[8]	—[8]	—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	0.78[9]	0.80	0.78[9]
Expenses including reductions and amounts recaptured	0.77[9]	0.80	0.78[9]
Net investment income	6.36[9]	7.13	5.83[9]
Portfolio turnover (%)	37	36[10]	11

1 Semiannual period from 9-1-09 to 2-28-10. Unaudited.

2 The inception date for Class 1 shares is 1-2-08.

3 Based on the average daily shares outstanding.

4 Less than ($0.005) per share.

5 Assumes dividend reinvestment (if applicable).

6 Not annualized.

7 Total returns would have been lower had certain expenses not been reduced during the periods shown.

8 Less than $500,000.

9 Annualized.

10 The portfolio turnover rate for the year ended August 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

See notes to financial statements

24	Floating Rate Income Fund | Semiannual report

CLASS NAV Period ended	2-28-10[1]	8-31-09	8-31-08[2]
Per share operating performance

Net asset value, beginning of period	$9.12	$9.79	$10.00
Net investment income[3]	0.30	0.60	0.40
Net realized and unrealized gain (loss) on investments	0.36	(0.67)	(0.24)
Total from investment operations	0.66	(0.07)	(0.16)
Less distributions
From net investment income	(0.31)	(0.60)	(0.37)
From net realized gain	—	—[4]	—
Total distributions	(0.31)	(0.60)	(0.37)
Net asset value, end of period	$9.47	$9.12	$9.79
Total return (%)[5]	7.29[6,7]	0.31	1.59[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$1,119	$962	$510
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	0.73[8]	0.75	0.75[8]
Expenses including reductions and amounts recaptured	0.72[8]	0.75	0.75[8]
Net investment income	6.42[8]	7.08	6.16[8]
Portfolio turnover (%)	37	36[9]	11

1 Semiannual period from 9-1-09 to 2-28-10. Unaudited.

2 The inception date for Class NAV shares is 1-2-08.

3 Based on the average daily shares outstanding.

4 Less than ($0.005) per share.

5 Assumes dividend reinvestment (if applicable).

6 Not annualized.

7 Total returns would have been lower had certain expenses not been reduced during the periods shown.

8 Annualized.

9 The portfolio turnover rate for the year ended August 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

See notes to financial statements

Semiannual report | Floating Rate Income Fund	25

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Floating Rate Income Fund (the Fund) is a non-diversified series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to the John Hancock Lifestyle and Lifecycle Funds, and other affiliated John Hancock funds. The Lifestyle and Lifecycle Funds are series of the Trust and operate as “funds of funds” that invest in other series of the Trust and certain other investments. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, transfer agent fees, registration fees and printing and postage fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of February 28, 2010, by major security category or type:

26	Floating Rate Income Fund | Semiannual report

			LEVEL 2	LEVEL 3
	TOTAL MARKET		SIGNIFICANT	SIGNIFICANT
	VALUE AT	LEVEL 1	OBSERVABLE	UNOBSERVABLE
	2-28-10	QUOTED PRICE	INPUTS	INPUTS

Corporate Bonds
Consumer Discretionary	$3,330,946	—	$3,330,946	—
Consumer Staples	146,678	—	146,678	—
Energy	25,792,425	—	25,792,425	—
Financials	43,716,551	—	43,716,551	—
Health Care	1,690,000	—	1,690,000	—
Industrials	31,871,960	—	31,871,960	—
Materials	19,287,500	—	19,287,500	—
Telecommunication
Services	11,540,000	—	11,540,000	—
Utilities	15,276,450	—	15,276,450	—
Term Loans
Consumer Discretionary	422,999,733	—	422,999,733	—
Consumer Staples	21,244,599	—	21,244,599	—
Energy	46,276,407	—	46,276,407	—
Financials	38,552,634	—	38,552,634	—
Health Care	217,542,707	—	217,542,707	—
Industrials	144,307,811	—	144,307,811	—
Information Technology	92,372,463	—	92,372,463	—
Materials	99,321,285	—	99,321,285	—
Telecommunication
Services	58,407,316	—	58,407,316	—
Utilities	69,101,723	—	69,101,723	—
Common Stocks
Consumer Discretionary	638,232	$638,232	—	—
Energy	1,765,725	—	1,765,725	—
Industrials	92,500	—	92,500	—
Materials	1,057,564	1,057,564	—	—
Repurchase Agreement	104,800,000	—	104,800,000	—

Total investments
in securities	$1,471,133,209	$1,695,796	$1,469,437,413	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

PREFERRED STOCK

Balance as of 8/31/09	$1,968,862
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(820,799)
Net purchases (sales)	(1,148,063)
Net transfers in and/out of Level 3	—
Balance as of 2/28/10	—

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service,

Semiannual report | Floating Rate Income Fund	27

which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Fund.

Term loans. Floating rate loans are generally subject to legal or contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss. Fees associated with loan amendments are accrued daily. At February 28, 2010, the Fund had $2,341,451 in unfunded loan commitments outstanding.

Loan participations and assignments. A Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled interest or principal payments on a term loan due to a default, bankruptcy or other reasons would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Interest income includes coupon interest and amortization/accretion of discounts/premiums on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.

28	Floating Rate Income Fund | Semiannual report

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in John Hancock Collateral Investment Trust (JHCIT), which is a non-stable value fund investing in short-term investments as part of the securities lending program. As a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. For the six months ended February 28, 2010, there were no significant borrowings under the line of credit by the Fund. Effective March 31, 2010, the amount of the line of credit changed to $200 million.

Expenses. The majority of expenses are directly attributable to an individual Fund. Expenses that are not readily attributable to a specific fund are allocated among all Funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the Funds’ relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service (12b-1) fees, if any, transfer agent fees, state registration fees and printing and postage fees for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $1,109,501 available to offset future net realized capital gains. The loss carryforward expires as follows: August 31, 2017 — $1,109,501.

As of August 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. The Fund generally declares dividends daily and pays them monthly. The Fund generally declares and pays capital gain

Semiannual report | Floating Rate Income Fund	29

distributions, if any, at least annually. The tax character of distributions for the year ended August 31, 2009 was as follows:

AUGUST 31, 2009

Ordinary Income	$48,419,501

Distributions paid by the Fund with respect to each series of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser), serves as investment adviser for the Funds. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Funds. The Adviser and the Distributor are indirect wholly owned subsidiaries of MFC.

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.70% of the first $1,100,000,000 of the Fund’s aggregate daily net assets, (b) 0.675% of the next $900,000,000 and (c) 0.65% of the Fund’s aggregate net assets in excess of $2,000,000,000. Aggregate net assets include the net assets of the Fund and Floating Rate Income Trust, a series of John Hancock Trust (JHT). The Adviser has a subadvisory agreement with Western Asset Management Company. The Fund is not responsible for payment of the subadvisory fees. The investment management fees incurred for the six months ended February 28, 2010 were equivalent to an annual effective rate of 0.69% of the Fund’s average daily net assets.

Expense Reimbursements. The Adviser has voluntarily agreed to waive a portion of its management fee if certain expenses of the Fund exceed 0.15% of average net assets. Expenses excluded from this waiver are taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses, and extraordinary expenses not incurred in the ordinary course of the Fund’s business, advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, printing and postage fees, and fees under any agreements or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund. This expense reduction will continue in effect until terminated by the Adviser. The effective date of the voluntary waiver was January 1, 2010.

The Adviser has contractually agreed to limit the Fund’s total expenses, excluding transfer agent fees, distribution and service fees, brokerage commissions, interest and other extraordinary expenses not incurred in the ordinary course of the Fund’s business to 1.20% for Class A shares, 1.95% for Class B shares, 1.95% for Class C shares and 0.85% for Class I shares, of the Fund’s average daily net asset value, on an annual basis. Accordingly, the expense reductions

30	Floating Rate Income Fund | Semiannual report

or reimbursements related to these agreements were $2,734 and $3,460 for Class B shares and Class I shares, respectively for the period ended February 28, 2010. The expense reimbursements and limits will continue in effect until December 31, 2010 and thereafter until terminated by the Adviser on notice to the Trust.

The Adviser has voluntarily agreed to waive a portion of its management fee for certain Funds of the Trust (the Participating Funds), including Floating Rate Income Fund. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Funds that exceeds $85 billion. The amount of the Reimbursement is calculated daily and allocated among all the Participating Funds in proportion to the daily net assets of each Fund. Accordingly, the expense reduction related to this agreement was $2,793.

Accounting and legal services. Pursuant to the investment management contract, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports amongst other services. These expenses are allocated to each share class based on relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the six months ended February 28, 2010, amounted to an approximate annual rate of 0.02% of the Fund’s average daily net assets.

Distribution plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution plans with respect to Class A, Class B, Class C, Class I pursuant to Rule 12b-1 of the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The following table shows the contractual rates of distribution fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Class	Distribution Fee (12b-1)

Class A	0.30%
Class B	1.00%
Class C	1.00%
Class 1	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $259,520 for the six months ended February 28, 2010, $48,125 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $211,045 was paid as sales commissions to broker-dealers and $350 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2010, CDSCs amounts received by the Distributor amounted to $5,874 and $21,728 for Class B and Class C shares, respectively.

Affiliated share ownership. Affiliates of the Fund owned 11,544 shares of beneficial interest of Class 1 on February 28, 2010.

Semiannual report | Floating Rate Income Fund	31

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.015% for Class A, Class B, Class C and Class I shares based on each class’s average daily net assets.

• The Fund pays a monthly fee based on an annual rate of $17.50 per shareholder account for Class A, Class B, Class C and Class I shares.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees. During the six months ended February 28, 2010, the Fund’s transfer agent fees were reduced by $88 for transfer agent credits earned.

Small account fees. Certain investor accounts that maintain small balances are charged an annual small accounts fee by Signature Services. The amounts related to these fees are credited by Signature Services to the Fund. For the six months ended February 28, 2010, these fees totaled $780.

Class level expenses for the six months ended February 28, 2010 were:

	Distribution and	Transfer agent	State registration	Printing and
Share class	service fees	fees	fees	postage fees

Class A	$196,783	$85,760	$8,056	$5,590
Class B	17,213	4,390	2,102	134
Class C	156,609	20,241	3,990	1,262
Class I	—	22,788	2,772	2,854
Class 1	26	—	—	—
Total	$370,631	$133,179	$16,920	$9,840

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursements or waivers occurred. The table below outlines the amounts recovered during the six months ended February 28, 2010, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates.

Amount recovered during	Amounts eligible for recovery
the period ended 2–28–10	through February 1, 2013

$30,608	$24,345

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Fund based on its average daily net assets.

32	Floating Rate Income Fund | Semiannual report

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended February 28, 2010 and for the year ended August 31, 2009 were as follows:

	Six months ended 2-28-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount
Class A shares

Sold	9,274,187	$87,217,588	13,256,906	$112,474,192
Distributions reinvested	368,484	3,457,351	205,132	1,763,255
Repurchased	(3,387,664)	(31,756,699)	(2,559,338)	(21,748,219)

Net increase	6,255,007	$58,918,240	10,902,700	$92,489,228

Class B shares

Sold	347,830	$3,270,363	307,142	$2,616,569
Distributions reinvested	7,060	66,191	4,272	36,035
Repurchased	(61,921)	(577,203)	(82,017)	(706,874)

Net increase	292,969	$2,759,351	229,397	$1,945,730

Class C shares

Sold	2,773,221	$26,191,312	3,834,786	$31,662,853
Distributions reinvested	65,444	616,248	34,380	293,518
Repurchased	(352,138)	(3,295,523)	(1,493,791)	(11,784,118)

Net increase	2,486,527	$23,512,037	2,375,375	$20,172,253

Class I shares

Sold	5,003,014	$47,130,632	4,537,790	$38,156,103
Distributions reinvested	145,015	1,359,958	60,304	529,058
Repurchased	(646,375)	(6,055,545)	(236,315)	(1,998,320)

Net increase	4,501,654	$42,435,045	4,361,779	$36,686,841

Class 1 shares

Distributions reinvested	371	3,472	796	6,419

Net increase	371	$3,472	796	$6,419

Class NAV shares

Sold	11,875,970	$110,278,566	52,232,638	$424,494,327
Distributions reinvested	3,725,201	34,889,180	5,526,484	44,957,932
Repurchased	(2,835,508)	(26,683,776)	(4,480,589)	(36,901,582)

Net increase	12,765,663	$118,483,970	53,278,533	$432,550,677

Net increase	26,302,191	$246,112,115	71,148,580	$583,851,148

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, aggregated $676,751,016 and $559,391,791, respectively for the six months ended February 28, 2010.

Note 7 — Investment by affiliated funds

Certain investors in the Fund are affiliated Funds and are managed by the Adviser and its affiliates. The affiliated Funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. For the six months ended February 28, 2010, the Fund had an affiliate fund ownership concentration of 77.9% of the Fund’s net assets.

Semiannual report | Floating Rate Income Fund	33

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management
James R. Boyle†	Services, LLC
Grace K. Fey†
Charles L. Bardelis*	Subadviser
Peter S. Burgess*	Western Asset Management Company
Theron S. Hoffman
Hassell H. McClellan	Principal distributor
Steven M. Roberts*	John Hancock Funds, LLC
*Member of the Audit Committee
†Non-Independent Trustee	Custodian
State Street Bank and Trust Company
Officers
Hugh McHaffie	Transfer agent
President	John Hancock Signature Services, Inc.

Thomas M. Kinzler	Legal counsel
Secretary and Chief Legal Officer	K&L Gates LLP

Francis V. Knox, Jr.	The report is certified under the Sarbanes-Oxley
Chief Compliance Officer	Act, which requires mutual funds and other public
companies to affirm that, to the best of their
Michael J. Leary	knowledge, the information in their financial reports is
Treasurer	fairly and accurately stated in all material respects.

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

34	Floating Rate Income Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Floating Rate Income Fund.	328SA 2/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	4/10

John Hancock
MUTUAL FUNDS

John Hancock
Natural Resources Fund

Semiannual Report
2.28.10

A look at performance

For the period ended February 28, 2010

	Average annual returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

	1-year	5-year	10-year	Since [1] inception	6-months	1-year	5-year	10-year	Since [1] inception

Class A2	53.97	—	—	5.16	5.66	53.97	—	—	24.63

Class I2,3	63.20	—	—	7.22	11.55	63.20	—	—	35.64

Class 1[3]	63.26	—	—	7.26	11.58	63.26	—	—	35.89

Class NAv[3]	63.33	—	—	7.31	11.59	63.33	—	—	36.16

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%. Sales charges are not applicable for Class I, Class 1 and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until December 31, 2010. The net expenses are as follows: Class A — 1.60%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.94%. For the other classes, the net expenses equal the gross expenses and are as follows: Class I — 1.16%, Class 1 — 1.11%, Class NAV — 1.06%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

1 From October 15, 2005.

2 October 15, 2005 is the inception date for the oldest class of shares, Class NAV shares. The inception date for Class A shares and Class I shares is January 4, 2010. The returns prior to this date are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A and Class I shares.

3 For certain types of investors, as described in the Fund’s Class I, Class 1 and Class NAV share prospectuses.

6	Natural Resources Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Natural Resources Fund Class NAV shares for the period indicated. For comparison, we’ve shown the same investment in a blended index and three separate indexes.

	Period	Without sales	With maximum
	beginning	charge	sales charge	Index 1	Index 2	Index 3	Index 4

Class A3	10-15-05	$13,122	$12,463	$10,838	$16,229	$7,880	$12,236

Class I2,3	10-15-05	13,564	13,564	10,838	16,229	7,880	12,236

Class 1[2]	10-15-05	13,589	13,589	10,838	16,229	7,880	12,236

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5%. Sales charges are not applicable for Class I, Class 1 and Class NAV shares.

MSCI World Energy Index — Index 1 — consists of all the companies in the Energy sector of the MSCI World Index.

MSCI World Metals & Mining Index — Index 2 — consists of all the companies in the Metals & Mining industry of the MSCI World Index.

MSCI World Paper & Forest Products Index — Index 3 — consists of all the companies in the Paper & Forest industry of the MSCI World Index.

MSCI World Energy/MSCI World Metals & Mining/MSCI Paper & Forest Products Combined Index — Index 4 — is comprised of 60% MSCI World Energy Index, 30% MSCI World Metals & Mining Index and 10% MSCI World Paper & Forest Products Index.

The fund has added the returns of separate indexes to show the individual returns of broad-based securities market indexes.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value.

2 For certain types of investors, as described in the Fund’s Class I, Class 1 and Class NAV share prospectuses.

3 October 15, 2005 is the inception date for the oldest class of shares, Class NAV shares. The inception date for Class A shares and Class I shares is January 4, 2010. The returns prior to this date are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A and Class I shares.

4 Since inception returns for the index begin on the month end closest to the actual inception date of the fund.

Semiannual report | Natural Resources Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2009 with the same investment held until February 28, 2010.

	Account value	Ending value on	Expenses paid during
	on 9-1-09	2-28-10	period ended 2-28-10[1]

Class 1	$1,000.00	$1,115.80	$5.88

Class NAV	1,000.00	1,115.90	5.61

For the classes noted below, the example assumes an account value of $1,000 on January 4, 2010 with the same investment held until February 28, 2010.

	Account value	Ending value on	Expenses paid during
	on 1-4-10	2-28-10	period ended 2-28-10[2]

Class A	$1,000.00	$939.60	$2.38

Class I	1,000.00	940.10	1.93

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Natural Resources Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2009, with the same investment held until February 28, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value on	Expenses paid during
	on 9-1-09	2-28-10	period ended 2-28-10[3]

Class A	$1,000.00	$1,016.90	8.00

Class I	1,000.00	1,018.30	6.51

Class 1	1,000.00	1,019.20	5.61

Class NAV	1,000.00	1,019.50	5.36

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.12% and 1.07% for Class 1 and Class NAV, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2 Expenses are equal to the Fund’s annualized expense ratio of 1.60% and 1.30% for Class A and Class I, respectively, multiplied by the average account value over the period, multiplied by 56/365 (to reflect the period).

3 Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Natural Resources Fund	9

Portfolio summary

Top 10 Holdings[1]

Canadian Natural Resources, Ltd.	4.9%	Gazprom OAO	3.0%

Exxon Mobil Corp.	3.8%	Xstrata PLC	2.9%

EOG Resources, Inc.	3.4%	Rio Tinto PLC	2.7%

Vale SA	3.3%	CONSOL Energy, Inc.	2.7%

Suncor Energy, Inc.	3.2%	Total SA	2.7%

Sector Composition[2,3]

Energy	68%	Utilities	2%

Materials	27%	Short-Term Investments & Other	3%

1 As a percentage of net assets on February 28, 2010. Excludes cash and cash equivalents.

2 As a percentage of net assets on February 28, 2010.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Natural Resources Fund | Semiannual report

Fund’s investments

As of 2-28-10 (unaudited)

	Shares	Value

Common Stocks 97.18%		$754,899,274

(Cost $709,835,557)

Energy 67.71%		525,979,702

Energy Equipment & Services 3.52%

Baker Hughes, Inc. (L)	321,100	15,387,112

Halliburton Company	396,402	11,951,520

Oil, Gas & Consumable Fuels 64.19%

BG Group PLC	649,750	11,342,581

BP PLC, SADR	295,327	15,714,350

Cameco Corp.	529,622	14,554,011

Canadian Natural Resources, Ltd.	566,333	38,150,240

Cenovus Energy, Inc.	430,354	10,511,403

Chesapeake Energy Corp.	726,600	19,305,762

ConocoPhillips	309,828	14,871,744

CONSOL Energy, Inc.	412,686	20,782,867

Denbury Resources, Inc. (I)(L)	793,400	11,171,072

Devon Energy Corp.	238,600	16,429,996

EnCana Corp.	430,354	14,106,548

Eni SpA SADR (L)	381,500	17,205,650

EOG Resources, Inc.	283,669	26,679,069

Exxon Mobil Corp. (L)	456,905	29,698,825

Gazprom OAO, SADR	1,046,884	23,305,843

Hess Corp.	248,700	14,623,560

Lukoil OAO, ADR (L)	140,627	7,382,918

Marathon Oil Corp.	416,109	12,046,356

Noble Energy, Inc. (L)	167,264	12,150,057

Peabody Energy Corp.	304,700	14,007,059

PetroChina Company, Ltd. (L)	101,900	11,404,648

Petroleo Brasileiro SA, ADR (L)	354,396	15,114,989

Reliance Industries, Ltd., GDR (L)(S)	217,762	9,241,188

Royal Dutch Shell PLC, ADR	157,769	8,636,275

Suncor Energy, Inc.	859,541	24,841,895

Talisman Energy, Inc.	781,698	14,286,307

The Williams Companies, Inc.	444,400	9,572,376

Total SA, SADR (L)	369,962	20,592,085

Ultra Petroleum Corp. (I)	163,400	7,472,282

Valero Energy Corp.	785,866	13,768,372

XTO Energy, Inc.	430,432	19,670,742

See notes to financial statements

Semiannual report | Natural Resources Fund	11

		Shares	Value
Materials 27.49%			$213,548,434

Metals & Mining 25.48%

Alumina, Ltd.		10,318,902	14,012,216

Anglo American PLC (I)		291,913	10,644,769

Anglo Platinum, Ltd. (I)		219,497	20,342,854

AngloGold Ashanti, Ltd., SADR (L)		329,041	11,970,512

Barrick Gold Corp.		429,356	16,169,547

Gold Fields, Ltd.		569,145	6,533,245

Newcrest Mining, Ltd.		258,501	7,240,675

POSCO, SADR		134,900	15,575,554

Rio Tinto PLC, SADR (L)		100,900	20,967,020

Sumitomo Metal Industries, Ltd.		2,613,000	7,219,078

Vale SA, SADR (L)		1,056,004	25,977,698

Vedanta Resources PLC (L)		493,578	19,188,287

Xstrata PLC (I)		1,406,298	22,106,618

Paper & Forest Products 2.01%

International Paper Company		673,300	15,600,361

Utilities 1.98%			15,371,138

Gas Utilities 1.98%

EQT Corp.		351,260	15,371,138

Short-Term Investments 25.76%			$200,134,817
(Cost $200,132,982)
		Par value	Value
Repurchase Agreement 4.56%			$35,400,000
Bank of New York Tri-Party Repurchase Agreement date
02-26-2010 at 0.12% to be repurchased at $35,400,354
on 03-01-2010, collateralized by $36,204,184 Federal
National Mortgage Association, 4.50% due 09-01-2039
(valued at $36,108,001, including interest)		$35,400,000	35,400,000

		Shares	Value
Securities Lending Collateral 21.20%			$164,734,817
John Hancock Collateral Investment Trust (W)	0.1869% (Y)	16,456,860	164,734,817

Total investments (Cost $909,968,539)† 122.94%			$955,034,091

Other assets and liabilities, net (22.94%)			($178,175,662)

Total net assets 100.00%			$776,858,429

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

See notes to financial statements

12	Natural Resources Fund | Semiannual report

Notes to Schedule of Investments

ADR American Depositary Receipts

GDR Global Depositary Receipt

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of February 28, 2010.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser and represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of February 28, 2010.

† At February 28, 2010, the aggregate cost of investment securities for federal income tax purposes was $919,953,032. Net unrealized appreciation aggregated $35,081,059, of which $87,356,334 related to appreciated investment securities and $52,275,275 related to depreciated investment securities.

See notes to financial statements

Semiannual report | Natural Resources Fund	13

F I N A N C I A L  S T A T E M E N TS

Financial statements

Statement of assets and liabilities 2-28-10 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $709,835,557) including
$164,449,936 of securities loaned (Note 2)	$754,899,274
Investments in affiliated issuers, at value (Cost $164,732,982) (Note 2)	164,734,817
Repurchase agreements, at value (Cost $35,400,000) (Note 2)	35,400,000

Total investments, at value (Cost $909,968,539)	955,034,091
Cash	13,701
Receivable for fund shares sold	1,117,103
Dividends and interest receivable	1,370,314
Receivable for securities lending income	18,428
Other receivables and prepaid assets	859

Total assets	957,554,496

Liabilities

Payable for investments purchased	15,754,380
Payable for fund shares repurchased	107,094
Payable upon return of securities loaned (Note 2)	164,703,197
Payable to affiliates
Accounting and legal services fees	4,287
Trustees’ fees	304
Other liabilities and accrued expenses	126,805

Total liabilities	180,696,067

Net assets

Capital paid-in	$762,912,899
Accumulated distributions in excess of net investment income	(44,970)
Accumulated net realized gain (loss) on investments and foreign
currency transactions	(31,077,049)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	45,067,549

Net assets	$776,858,429

See notes to financial statements

14	Natural Resources Fund | Semiannual report

F I N A N C I A L  S T A T E M E N TS

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($340,616 ÷ 17,510 shares)	$19.45
Class I ($23,506 ÷ 1,208 shares)	$19.46
Class 1 ($169,502,637 ÷ 8,651,988 shares)	$19.59
Class NAV ($606,991,670 ÷ 31,187,257 shares)	$19.46

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[1]	$20.47

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales, the offering price is reduced.

See notes to financial statements

Semiannual report | Natural Resources Fund	15

F I N A N C I A L  S T A T E M E N TS

Statement of operations For the period ended 2-28-10 (unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$5,519,041
Securities lending	160,769
Interest	13,157
Less foreign taxes withheld	(415,744)

Total investment income	5,277,223

Expenses

Investment management fees (Note 4)	3,787,061
Distribution and service fees (Note 4)	41,013
Accounting and legal services fees (Note 4)	50,705
Transfer agent fees (Note 4)	33
Trustees’ fees (Note 4)	4,404
State registration fees (Note 4)	20
Printing and postage fees	84
Professional fees	17,526
Custodian fees	157,356
Registration and filing fees	8,728
Other	3,930

Total expenses	4,070,860
Less expense reductions (Note 4)	(1,672)

Net expenses	4,069,188

Net investment income	1,208,035

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	13,953,261
Investments in affiliated issuers	(5,023)
Foreign currency transactions	27,924
13,976,162
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	63,296,425
Investments in affiliated issuers	1,071
Translation of assets and liabilities in foreign currencies	1,050
63,298,546
Net realized and unrealized gain	77,274,708

Increase in net assets from operations	$78,482,743

See notes to financial statements

16	Natural Resources Fund | Semiannual report

F I N A N C I A L  S T A T E M E N TS

Statements of changes in net assets

These Statements of Changes in Net Assets shows how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	2-28-10	ended
	(Unaudited)	8-31-09

Increase (decrease) in net assets

From operations
Net investment income	$1,208,035	$5,342,827
Net realized gain (loss)	13,976,162	(43,082,431)
Change in net unrealized appreciation (depreciation)	63,298,546	(102,199,200)

Increase (decrease) in net assets resulting from operations	78,482,743	(139,938,804)

Distributions to shareholders
From net investment income
Class 1	(998,904)	(903,381)
Class NAV	(3,812,968)	(3,140,924)
From net realized gain
Class 1	—	(28,207,156)
Class NAV	—	(90,071,704)

Total distributions	(4,811,872)	(122,323,165)

From Fund share transactions (Note 5)	34,699,263	259,991,565

Total increase (decrease)	108,370,134	(2,270,404)

Net assets

Beginning of period	668,488,295	670,758,699

End of period	$776,858,429	$668,488,295

Undistributed/Distributions in excess of
net investment income	($44,970)	$3,558,867

See notes to financial statements

Semiannual report | Natural Resources Fund	17

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	2-28-10[1,2]

Per share operating performance

Net asset value, beginning of period	$20.70
Net investment income[3]	0.02
Net realized and unrealized loss on investments	(1.27)
Total from investment operations	(1.25)
Net asset value, end of period	$19.45
Total return (%)[6]	(6.04)[4,5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.95[8]
Expenses net of fee waivers	1.60[8]
Expenses net of fee waivers and credits	1.60[8]
Net investment income	0.54[8]
Portfolio turnover (%)	16

1 Unaudited.

2 The inception date for Class A shares is 1-4-10.

3 Based on the average daily shares outstanding.

4 Not annualized.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Assumes dividend reinvestment (if applicable).

7 Less than $500,000.

8 Annualized.

CLASS I SHARES Period ended	2-28-10[1,2]

Per share operating performance

Net asset value, beginning of period	$20.70
Net realized and unrealized loss on investments	(1.24)
Total from investment operations	(1.24)
Net asset value, end of period	$19.46
Total return (%)[5]	(5.99)[3,4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.26[7]
Expenses net of fee waivers	1.30[7]
Expenses net of fee waivers and credits	1.30[7]
Portfolio turnover (%)	16

1 Unaudited.

2 The inception date for Class I shares is 1-4-10.

3 Not annualized.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment (if applicable).

6 Less than $500,000.

7 Annualized.

See notes to financial statements

18	Natural Resources Fund | Semiannual report

CLASS 1 SHARES Period ended	2-28-10[1]	8-31-09	8-31-08	8-31-07	8-31-06[2]

Per share operating performance

Net asset value, beginning of period	$17.66	$35.15	$42.52	$35.71	$28.70
Net investment income[3]	0.03	0.18	0.18	0.22	0.34
Net realized and unrealized gain (loss) on investments	2.02	(11.42)	3.88	8.52	6.70
Total from investment operations	2.05	(11.24)	4.06	8.74	7.04
Less distributions
From net investment income	(0.12)	(0.19)	(0.23)	(0.34)	(0.03)
From net realized gain	—	(6.06)	(11.20)	(1.59)	—
Total distributions	(0.12)	(6.25)	(11.43)	(1.93)	(0.03)
Net asset value, end of period	$19.59	$17.66	$35.15	$42.52	$35.71
Total return (%)[4]	11.58[5,6]	(27.25)	7.02	25.57	24.55[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$170	$139	$171	$111	$81
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12[7]	1.11	1.11	1.14	1.12[7]
Expenses net of fee waivers	1.12[7]	1.11	1.11	1.14	1.12[7]
Expenses net of fee waivers and credits	1.12[7]	1.11	1.11	1.14	1.12[7]
Net investment income	0.27[7]	1.06	0.44	0.58	1.13[7]
Portfolio turnover (%)	16	22[8]	34	54	71

1 Unaudited.

2 The inception date for Class 1 shares is 10-15-05.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment (if applicable).

5 Not annualized.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Annualized.

8 The portfolio turnover rate for the year ended August 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

CLASS NAV Period ended	2-28-10[1]	8-31-09	8-31-08	8-31-07	8-31-06[2]

Per share operating performance
Net asset value, beginning of period	$17.55	$35.01	$42.39	$35.60	$28.60
Net investment income[3]	0.03	0.18	0.19	0.24	0.33
Net realized and unrealized gain (loss) on investments	2.01	(11.37)	3.88	8.48	6.71
Total from investment operations	2.04	(11.19)	4.07	8.72	7.04
Less distributions
From net investment income	(0.13)	(0.21)	(0.25)	(0.34)	(0.04)
From net realized gain	—	(6.06)	(11.20)	(1.59)	—
Total distributions	(0.13)	(6.27)	(11.45)	(1.93)	(0.04)
Net asset value, end of period	$19.46	$17.55	$35.01	$42.39	$35.60
Total return (%)[4]	11.59[5,6]	(27.20)	7.08	25.61	24.62[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$607	$529	$500	$731	$692
Ratios (as a percentage of average net assets):
Expenses before reductions	1.07[7]	1.06	1.06	1.09	1.07[7]
Expenses net of fee waivers	1.07[7]	1.06	1.06	1.09	1.07[7]
Expenses net of fee waivers and credits	1.07[7]	1.06	1.06	1.09	1.07[7]
Net investment income	0.33[7]	1.10	0.45	0.64	1.11[7]
Portfolio turnover (%)	16	22[8]	34	54	71

1 Unaudited.

2 The inception date for Class NAV shares is 10-15-05.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment (if applicable).

5 Not annualized.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Annualized.

8 The portfolio turnover rate for the year ended August 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

See notes to financial statements

Semiannual report | Natural Resources Fund	19

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Natural Resources Fund (the Fund) is a non-diversified series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term total return.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to the John Hancock Lifestyle and Lifecycle Funds, and other affiliated John Hancock funds. The Lifestyle and Lifecycle Funds are series of the Trust and operate as “funds of funds” that invest in other series of the Trust and certain other investments. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, transfer agent fees, registration fees and printing and postage fees for each class may differ.

The inception date for Class A and Class I shares is January 4, 2010.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20	Natural Resources Fund | Semiannual report

The following is a summary of the values by input classification of the Fund’s investments as of February 28, 2010, by major security category or type:

			LEVEL 2	LEVEL 3
	TOTAL MARKET		SIGNIFICANT	SIGNIFICANT
	VALUE AT	LEVEL 1	OBSERVABLE	UNOBSERVABLE
	2-28-10	QUOTED PRICE	INPUTS	INPUTS

Common Stocks

Energy	$525,979,702	482,090,090	43,889,612	—

Materials	213,548,434	106,260,692	107,287,742	—

Utilities	15,371,138	15,371,138	—	—
Short-Term Investments
& Other	200,134,817	164,734,817	35,400,000	—

Total investments in
securities	$955,034,091	768,456,737	186,577,354	—

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value. JHCIT is a non stable value fund investing in short-term investments as part of a securities lending program.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Fund.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date.

Securities lending. A Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, which is not a stable value fund. As a result, the

Semiannual report | Natural Resources Fund	21

Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. For the six months ended February 28, 2010, there were no significant borrowings under the line of credit by the Fund. Effective March 31, 2010, the amount of the line of credit changed to $200 million.

Expenses. The majority of expenses are directly attributable to an individual Fund. Expenses that are not readily attributable to a specific fund are allocated among all Funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the Funds’ relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service (12b-1) fees, if any, transfer agent fees, state registration fees and printing and postage fees for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $3,213,814 available to offset future net realized capital gains. The loss carryforward expires as follows: August 31, 2017 — $3,213,814.

As of August 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. The Fund generally declares and pays dividends and capital gain distributions, if any, at least annually. The tax character of distributions for the year ended August 31, 2009 was as follows:

AUGUST 31, 2009

Ordinary Income	$8,780,904

Long-Term Capital Gain	$113,542,261

22	Natural Resources Fund | Semiannual report

Distributions paid by the Fund with respect to each series of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: : (a) 1.05% of the first $50,000,000 of the Fund’s aggregate daily net assets and (b) 1.00% of the Fund’s aggregate daily net assets in excess of $50,000,000. Aggregate net assets include the net assets of the Fund and Natural Resources Trust, a series of John Hancock Trust. The Adviser has a subadvisory agreement with Wellington Management Company, LLP. The Fund is not responsible for payment of the subadvisory fees. The investment management fees incurred for the six months ended February 28, 2010 were equivalent to an annual effective rate of 1.00% of the Fund’s average daily net assets.

The Adviser has contractually agreed to limit the Fund’s total expenses, excluding transfer agent fees, distribution and service fees, brokerage commissions, interest and other extraordinary expenses not incurred in the ordinary course of the Fund’s business to 1.60% for Class A shares and 1.30% for Class I shares of the Fund’s average daily net asset value, on an annual basis. Accordingly, the expense reductions or reimbursements related to these agreements were $63 and $35 for Class A and Class I, respectively for the period ended February 28, 2010. The expense reimbursements and limits will continue in effect until December 31, 2010 and thereafter until terminated by the Adviser on notice to the Trust.

The Adviser has voluntarily agreed to waive a portion of its management fee for certain Funds of the Trust (the Participating Funds), including Natural Resources Fund. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Funds that exceeds $85 billion. The amount of the Reimbursement is calculated daily and allocated among all the Participating Funds in proportion to the daily net assets of each Fund. Accordingly, the expense reduction related to this agreement was $1,574.

Accounting and legal services. Pursuant to investment management contract, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports amongst other services. These expenses are

Semiannual report | Natural Resources Fund	23

allocated to each share class based on relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for six months ended February 28, 2010, amounted to an approximate annual rate of 0.01% of the Fund’s average daily net assets.

Distribution plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution plans with respect to Class A and Class I, pursuant to Rule 12b-1 of the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The following table shows the contractual rates of distribution and services fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Distribution
Class	Fee (12b-1)

Class A	0.30%
Class 1	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,085 for the six months ended February 28, 2010, $175 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $751 was paid as sales commissions to broker-dealers and $159 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Affiliated share ownership. Affiliates of the Fund owned 1,208 and 1,208 shares of beneficial interest of Class A and Class I, respectively, on February 28, 2010.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services” or “Transfer Agent”), an affiliate of the Adviser. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05% for Classes A shares and 0.04% for Class I shares, based on each class’s average daily net assets.

• The Fund pays a monthly fee based on an annual rate of $16.50 per shareholder account for Class A and Class I.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

Class level expenses for the period ended February 28, 2010 were:
	Distribution	Transfer agent	State	Printing and
Class	and service fees	fees	registration fees	postage fees

Class A	$56	$28	$10	$56
Class I	—	5	10	28
Class 1	40,957	—	—	—
Total	$41,013	$33	$20	$84

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursements or waivers occurred. The table below outlines the amounts recovered during the six months ended February 28, 2010, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates.

Amount recovered during	Amounts eligible for recovery
the period ended 2–28–10	through February 1, 2013

—	$98

24	Natural Resources Fund | Semiannual report

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Fund based on its average daily net assets.

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended February 28, 2010 and for the year ended August 31, 2009 were as follows:

	Six months ended 2-28-10[1]		Year ended 8-31-09

	Shares	Amount	Shares	Amount
Class A shares

Sold	17,852	$352,543	—	—
Repurchased	(342)	(6,822)	—	—

Net increase	17,510	$345,721	—	—

Class I shares

Sold	1,208	$25,000	—	—

Net increase	1,208	$25,000	—	—

Class 1 shares

Sold	1,152,199	$23,709,071	2,207,942	$36,500,607
Distributions reinvested	48,775	998,904	2,086,777	29,110,537
Repurchased	(422,080)	(8,222,402)	(1,288,566)	(24,276,561)

Net increase	778,894	$16,485,573	3,006,153	$41,334,583

Class NAV shares

Distributions reinvested	3,091,560	$59,662,465	12,644,849	$187,071,901
Distributions reinvested	187,461	3,812,968	6,725,298	93,212,628
Repurchased	(2,253,702)	(45,632,464)	(3,479,311)	(61,627,547)

Net increase	1,025,319	$17,842,969	15,890,836	$218,656,982

Net increase	1,822,931	$34,699,263	18,896,989	$259,991,565

[1] The inception date for Class A and Class I shares is 1-4-10.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, aggregated $144,421,579 and $116,594,445, respectively for the six months ended February 28, 2010.

Note 7 — Investment by affiliated funds

Certain investors in the Fund are affiliated Funds and are managed by the Adviser and its affiliates. The affiliated Funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. For the six months ended February 28, 2010, the Fund had an affiliate fund ownership concentration of 78.0% of the Fund’s net assets.

Semiannual report | Natural Resources Fund	25

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management
James R. Boyle†	Services, LLC
Grace K. Fey†
Charles L. Bardelis*	Subadviser
Peter S. Burgess*	Wellington Management Company, LLP
Theron S. Hoffman
Hassell H. McClellan	Principal distributor
Steven M. Roberts*	John Hancock Funds, LLC
*Member of the Audit Committee
†Non-Independent Trustee	Custodian
State Street Bank and Trust Company
Officers
Hugh McHaffie	Transfer agent
President	John Hancock Signature Services, Inc.

Thomas M. Kinzler	Legal counsel
Secretary and Chief Legal Officer	K&L Gates LLP

Francis V. Knox, Jr.	The report is certified under the Sarbanes-Oxley
Chief Compliance Officer	Act, which requires mutual funds and other public
companies to affirm that, to the best of their
Michael J. Leary	knowledge, the information in their financial reports
Treasurer	is fairly and accurately stated in all material respects.

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

26	Natural Resources Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Natural Resources Fund.	354SA 2/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	4/10

John Hancock
MUTUAL FUNDS

John Hancock
Strategic Income Opportunities Fund

Semiannual Report
2.28.10

A look at performance

For the period ended February 28, 2010

										SEC	SEC
										30-day	30-day
										yield	yield
										(%)	(%)
	Average annual returns (%)				Cumulative total returns (%)					(subsi-	(unsubsi-
	with maximum sales charge (POP)				with maximum sales charge (POP)					dized)	dized)[1]

	1-year	5-year	10-year	Since inception [2]	6-months	1-year	5-year	10-year	Since inception [2]	as of 2-28-10	as of 2-28-10

Class A3	26.29	—	—	5.61	4.90	26.29	—	—	23.29	6.53	6.42

Class C3	29.41	—	—	5.40	8.07	29.41	—	—	22.35	6.17	6.13

Class I3,4	33.14	—	—	7.69	10.15	33.14	—	—	32.88	7.04	6.95

Class NAV[4]	33.20	—	—	7.76	10.15	33.20	—	—	33.24	7.21	7.20

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. Sales charge is not applicable for Class I and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until December 31, 2010. The net expenses are as follows: Class A — 1.17%, Class C — 1.87%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.64%, Class C — 3.04%. For all other classes, the net expenses equal the gross expenses and are as follows: Class I — 0.86%, Class NAV — 0.76%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

1 Unsubsidized yields reflect what the yields would have been without the effect of reimbursements and waivers.

2 From April 28, 2006.

3 April 28, 2006, is the inception date for the oldest class of shares, Class NAV shares. The inception date for Class A shares, Class C shares and Class I shares is January 4, 2010. The returns prior to this date are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A, Class C and Class I shares, respectively.

4 For certain types of investors, as described in the Fund’s Class I and Class NAV share prospectuses.

6	Strategic Income Opportunities Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Strategic Income Opportunities Fund Class NAV shares for the period indicated. For comparison, we’ve shown the same investment in the Barclays Capital U.S. Aggregate Bond Index.

	Period	Without sales	With maximum
	beginning	charge	sales charge	Index

Class A2	4-28-06	$12,910	$12,329	$12,785

Class C2	4-28-06	12,235	12,235	12,785

Class I2,3	4-28-06	13,288	13,288	12,785

Assuming all distributions were reinvested for the period indicated, the table above shows the value of $10,000 investment in the Fund’s Class A, Class C and Class I shares, respectively, as of February 28, 2010. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in different classes and the fee structure of those classes.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment grade debt issue.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value.

2 April 28, 2006, is the inception date for the oldest class of shares, Class NAV shares. The inception date for Class A shares, Class C shares and Class I shares is January 4, 2010. The returns prior to this date are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A, Class C and Class I shares, respectively.

3 For certain types of investors, as described in the Fund’s Class I and Class NAV share prospectuses.

Semiannual report | Strategic Income Opportunities Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2009 with the same investment held until February 28, 2010.

	Account value	Ending value	Expenses paid during year
	on 9-1-09	on 2-28-10	ended 2-28-10[1]

Class NAV	$1,000.00	$1,101.50	$4.17

For the classes noted below, the example assumes an account value of $1,000 on January 4, 2010 with the same investment held until February 28, 2010.

	Account value	Ending value	Expenses paid during year
	on 1-4-10	on 2-28-10	ended 2-28-10[2]

Class A	$1,000.00	$1,019.50	$1.86

Class C	1,000.00	1,017.10	2.92

Class I	1,000.00	1,019.80	1.44

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Strategic Income Opportunities Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2009, with the same investment held until February 28, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during year
	on 9-1-09	on 2-28-10	ended 2-28-10[3]

Class A	$1,000.00	$1,018.80	$6.01

Class C	1,000.00	1,015.40	9.44

Class I	1,000.00	1,020.20	4.66

Class NAV	1,000.00	1,020.80	4.01

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.80% for Class NAV, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2 Expenses are equal to the Fund’s annualized expense ratio of 1.20%, 1.89% and 0.93% for Class A, Class C and Class I respectively, multiplied by the average account value over the period, multiplied by 56/365 (to reflect the period).

3 Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Strategic Income Opportunities Fund	9

Portfolio summary

Portfolio Composition[1]

Corporate Bonds	52%	Convertible Bonds	3%

Foreign Government Obligations	18%	Common Stocks	3%

Collateralized Mortgage Obligations	7%	Preferred Stocks	2%

Supranational Obligations	5%	Short-Term Investments & Other	7%

Term Loans	3%

Sector Composition[1,2]

Consumer Discretionary	22%	Telecommunication Services	6%

Foreign Government Obligations	18%	Supranational Obligations	5%

Financials	12%	Energy	5%

Collateralized Mortgage Obligations	7%	Consumer Staples	2%

Industrials	7%	Health Care	2%

Materials	7%	Short-Term Investments & Other	7%

Quality Composition[1]

AAA	21%	BB	12%

AA	4%	B	21%

A	8%	CCC	16%

BBB	9%	Short-Term Investments & Other	9%

1 As a percentage of net assets on Feburary 28, 2010.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of these sectors.

10	Strategic Income Opportunities Fund | Semiannual report

Fund’s investments

As of 2-28-10 (unaudited)

		Maturity
	Rate	date	Par value	Value

Corporate Bonds 52.37%				$282,651,415

(Cost $275,544,293)

Consumer Discretionary 16.11%				86,930,530

Auto Components 2.17%

Allison Transmission, Inc. (S)	11.000%	11-01-15	$2,900,000	3,008,737

Allison Transmission, Inc., PIK (S)	11.250	11-01-15	2,109,400	2,183,229

Exide Technologies, Series B	10.500	03-15-13	2,025,000	1,969,313

Goodyear Tire & Rubber Company	10.500	05-15-16	325,000	350,188

Lear Corp., Series B (H)	8.750	12-01-16	940,000	14,100

Tenneco, Inc.	8.625	11-15-14	3,690,000	3,625,425

The Goodyear Tire & Rubber Company	8.625	12-01-11	530,000	549,875

Auto Manufacturers 0.16%

Volvo Treasury AB (S)	5.950	04-01-15	850,000	872,639

Automobiles 0.06%

TRW Automotive, Inc. (S)	8.875	12-01-17	340,000	342,550

Hotels, Restaurants & Leisure 4.82%

Choctaw Resort Development Enterprise (S)	7.250	11-15-19	226,000	153,680

Chukchansi Economic Development
Authority (S)	8.000	11-15-13	1,445,000	1,170,450

Fontainebleau Las Vegas Holdings LLC (H)(S)	10.250	06-15-15	1,295,000	13,759

Great Canadian Gaming Corp. (S)	7.250	02-15-15	1,570,000	1,546,450

Greektown Holdings LLC (H)(S)	10.750	12-01-13	4,029,000	241,740

HRP Myrtle Beach Operations LLC (H)(S)	10.070	04-01-12	1,685,000	—

Jacobs Entertainment, Inc.	9.750	06-15-14	2,425,000	2,237,063

Landry’s Restaurants, Inc. (S)	11.625	12-01-15	790,000	825,550

Little Traverse Bay Bands of Odawa Indians (H)(S)	10.250	02-15-14	1,415,000	357,288

Majestic Star Casino LLC (H)	9.500	10-15-10	1,360,000	899,300

Marquee Holdings, Inc.	12.000	08-15-14	1,380,000	1,162,650

Mashantucket Western Pequot Tribe, Series
A (H)(S)	8.500	11-15-15	2,015,000	523,900

Mohegan Tribal Gaming Authority (S)	11.500	11-01-17	255,000	265,200

Mohegan Tribal Gaming Authority	8.000	04-01-12	3,355,000	2,969,175

Mohegan Tribal Gaming Authority	7.125	08-15-14	3,800,000	2,812,000

MTR Gaming Group, Inc. (S)	12.625	07-15-14	2,345,000	2,262,925

MTR Gaming Group, Inc., Series B	9.000	06-01-12	2,995,000	2,366,050

Pokagon Gaming Authority (S)	10.375	06-15-14	954,000	992,160

Snoqualmie Entertainment Authority (S)	9.125	02-01-15	1,020,000	703,800

See notes to financial statements

Semiannual report | Strategic Income Opportunities Fund	11

		Maturity
	Rate	date	Par value	Value
Hotels, Restaurants & Leisure (continued)

Turning Stone Resort Casino Enterprises (S)	9.125%	09-15-14	$2,465,000	$2,465,000

Waterford Gaming LLC (S)	8.625	09-15-14	2,115,000	1,152,675

Yonkers Racing Corp. (S)	11.375	07-15-16	860,000	907,300

Household Durables 0.06%

Standard Pacific Corp.	6.250	04-01-14	340,000	306,000

Media 8.05%

AMC Entertainment, Inc.	8.750	06-01-19	765,000	789,863

AMC Entertainment, Inc.	8.000	03-01-14	2,755,000	2,713,675

Cablevision Systems Corp. (S)	8.625	09-15-17	1,630,000	1,678,900

Canadian Satellite Radio Holdings, Inc.	1.500	02-15-16	132,650	46,654

CCH II LLC (S)	13.500	11-30-16	4,818,017	5,643,102

CCO Holdings LLC	8.750	11-15-13	1,100,000	1,116,500

Cinemark USA, Inc.	8.625	06-15-19	500,000	520,000

Clear Channel Communications, Inc.	10.750	08-01-16	3,980,000	3,044,700

Clear Channel Communications, Inc., PIK	11.000	08-01-16	1,360,493	925,135

Comcast Corp.	4.950	06-15-16	805,000	838,306

CSC Holdings, Inc. (S)	8.500	06-15-15	1,450,000	1,522,500

DirecTV Holdings LLC (S)	5.875	10-01-19	780,000	817,907

Idearc, Inc. (H)	8.000	11-15-16	2,015,000	35,263

Mediacom Broadband LLC	8.500	10-15-15	75,000	75,750

Nexstar Broadcasting, Inc., PIK (S)	7.000	01-15-14	696,511	546,761

Nexstar Finance, Inc.	7.000	01-15-14	230,000	180,550

Radio One, Inc.	8.875	07-01-11	200,000	176,000

Radio One, Inc.	6.375	02-15-13	225,000	178,031

Regal Cinemas Corp.	8.625	07-15-19	295,000	307,906

Shaw Communications, Inc. (CAD)	6.500	06-02-14	1,110,000	1,177,368

Shaw Communications, Inc. (CAD)	5.700	03-02-17	610,000	616,244

Sirius XM Radio, Inc.	9.625	08-01-13	$5,180,000	5,244,750

Vertis, Inc., Series A, PIK	18.500	10-01-12	1,500,371	1,350,334

Videotron Ltee (CAD) (S)	7.125	01-15-20	1,475,000	1,445,520

XM Satellite Radio, Inc. (S)	13.000	08-01-13	$4,615,000	5,053,425

XM Satellite Radio, Inc. (S)	11.250	06-15-13	2,385,000	2,540,025

XM Satellite Radio, Inc. (S)	7.000	12-01-14	5,080,000	4,861,560

Young Broadcasting, Inc. (H)	10.000	03-01-11	1,790,000	12,530

Multiline Retail 0.47%

Michaels Stores, Inc.	11.375	11-01-16	2,100,000	2,110,500

Michaels Stores, Inc.	10.000	11-01-14	400,000	406,000

Personal Products 0.08%

Revlon Consumer Products Corp. (S)	9.750	11-15-15	400,000	411,000

Specialty Retail 0.09%

Toys R Us Property Company LLC (S)	8.500	12-01-17	495,000	499,950

Textiles, Apparel & Luxury Goods 0.15%

Burlington Coat Factory Warehouse Corp.	11.125	04-15-14	780,000	793,650

Consumer Staples 1.92%				10,369,834

Food Products 1.23%

Bumble Bee Foods LLC (S)	7.750	12-15-15	320,000	320,800

Corp. Pesquera Inca SAC (S)	9.000	02-10-17	825,000	808,500

See notes to financial statements

12	Strategic Income Opportunities Fund | Semiannual report

		Maturity
	Rate	date	Par value	Value
Food Products (continued)

Cosan SA Industria e Comercio (S)	8.250%	02-28-49	$2,000,000	$1,930,000

Dole Food Company, Inc.	8.875	03-15-11	74,000	74,370

Viterra, Inc. (CAD)	8.500	07-07-14	3,460,000	3,499,789

Household Products 0.61%

Yankee Acquisition Corp.	9.750	02-15-17	730,000	728,175

Yankee Acquisition Corp.	8.500	02-15-15	2,555,000	2,555,000

Personal Products 0.08%

JohnsonDiversey, Inc. (S)	8.250	11-15-19	440,000	453,200

Energy 4.38%				23,634,613

Energy Equipment & Services 0.73%

Gibson Energy Holdings ULC (S)	10.000	01-15-18	930,000	906,750

NGPL Pipeco LLC (S)	7.119	12-15-17	935,000	1,063,745

PHI, Inc.	7.125	04-15-13	1,000,000	965,000

Weatherford International, Ltd.	9.625	03-01-19	800,000	1,019,234

Oil, Gas & Consumable Fuels 3.65%

Atlas Pipeline Partners LP	8.125	12-15-15	200,000	187,500

Drummond Company, Inc.	7.375	02-15-16	3,830,000	3,571,475

Enterprise Products Operating LLC, Series G	5.600	10-15-14	980,000	1,067,862

MarkWest Energy Partners LP, Series B	8.750	04-15-18	520,000	526,500

MarkWest Energy Partners LP, Series B	8.500	07-15-16	2,150,000	2,160,750

McMoRan Exploration Company	11.875	11-15-14	2,445,000	2,616,150

Niska Gas Storage US LLC (S)	8.875	03-15-18	1,350,000	1,350,000

Petroleos de Venezuela SA	5.000	10-28-15	1,745,000	1,086,263

Petroleos Mexicanos (S)	6.000	03-05-20	850,000	864,450

RDS Ultra-Deepwater, Ltd. (S)	11.875	03-15-17	1,335,000	1,333,331

Regency Energy Partners LP (S)	9.375	06-01-16	2,510,000	2,648,050

Targa Resources Partners LP	8.250	07-01-16	760,000	763,800

Valero Energy Corp.	6.125	02-01-20	485,000	488,173

Valero Energy Corp.	4.500	02-01-15	485,000	487,478

Williams Partners LP	7.250	02-01-17	460,000	528,102

Financials 8.80%				47,524,787

Commercial Banks 1.11%

Allfirst Preferred Capital Trust, (1.751% to
4-15-10 then 3 month US LIBOR + 150
bps quarterly)	1.751	07-15-29	785,000	516,646

City National Capital Trust I	9.625	02-01-40	1,735,000	1,891,103

Fifth Third Capital Trust IV (P)	6.500	04-15-37	1,415,000	1,124,925

First Tennessee Bank N.A., BKNT	5.050	01-15-15	508,000	468,395

PNC Preferred Funding Trust III (P)(S)	8.700	03-29-49	900,000	940,635

Santander Issuances S.A.,
(6.500% to 11-01-14 then 3 month US LIBOR
+392 bps) (S)	6.500	08-11-19	1,000,000	1,058,255

Consumer Finance 0.74%

Ford Motor Credit Company LLC	8.700	10-01-14	1,100,000	1,128,309

SLM Corp., MTN	8.450	06-15-18	2,930,000	2,866,062

See notes to financial statements

Semiannual report | Strategic Income Opportunities Fund	13

		Maturity
	Rate	date	Par value	Value
Diversified Financial Services 5.15%

CCM Merger, Inc. (S)	8.000%	08-01-13	$4,420,000	$3,668,600

First Maryland Capital I (P)	1.251	01-15-27	640,000	406,909

GE Capital Australia Funding Property, Ltd.,
MTN (AUD)	6.500	11-15-11	2,870,000	2,580,161

General Electric Capital Corp.,
Series A, MTN (NZD)	7.625	12-10-14	6,630,000	4,904,934

ISA Capital do Brasil SA (S)	8.800	01-30-17	$470,000	514,650

Kreditanstalt fuer Wiederaufbau, EMTN (IDR)	7.000	10-22-12	47,700,000,000	5,087,205

Local TV Finance LLC, PIK (S)	9.250	06-15-15	$264,600	150,822

Macquarie Group, Ltd. (S)	7.300	08-01-14	595,000	656,126

Morgan Stanley (BRL)(S)	10.090	05-03-17	12,100,000	6,243,671

Odebrecht Finance, Ltd. (S)	7.500	10-18-17	$970,000	1,018,500

Orascom Telecom Finance SCA (S)	7.875	02-08-14	755,000	664,400

TAM Capital, Inc.	7.375	04-25-17	1,205,000	1,114,625

Volkswagen Financial Services AG, EMTN (EUR)	5.375	01-25-12	565,000	815,209

Insurance 0.62%

Liberty Mutual Group, Inc.,
(10.750% to 6-15-30 then 3 month US LIBOR
+ 712 bps) (S)	10.750	06-15-58	1,930,000	2,084,400

Symetra Financial Corp.,
(8.300% to 10-1-17 then 3 month US LIBOR
+ 417.7 bps) (S)	8.300	10-15-37	905,000	764,725

Willis North America, Inc.	7.000	09-29-19	475,000	498,976

Real Estate Investment Trusts 0.15%

Dupont Fabros Technology LP (S)	8.500	12-15-17	790,000	801,850

Real Estate Management & Development 1.03%

Realogy Corp.	10.500	04-15-14	2,395,000	1,999,825

Realogy Corp., PIK	11.000	04-15-14	3,603,956	2,955,244

Sable International Finance, Ltd. (S)	7.750	02-15-17	585,000	599,625

Health Care 1.46%				7,859,363

Health Care Providers & Services 1.14%

Community Health Systems, Inc.	8.875	07-15-15	2,240,000	2,318,400

Hanger Orthopedic Group, Inc.	10.250	06-01-14	1,880,000	1,992,800

HCA, Inc.	9.125	11-15-14	460,000	483,575

Sun Healthcare Group, Inc.	9.125	04-15-15	1,325,000	1,344,875

Pharmaceuticals 0.32%

Catalent Pharma Solutions, Inc., PIK	9.500	04-15-15	1,815,000	1,719,713

Industrials 5.80%				31,323,206

Aerospace & Defense 0.28%

Hawker Beechcraft Acquisition Company LLC	8.500	04-01-15	2,025,000	1,528,875

Airlines 2.42%

Delta Air Lines, Inc. (S)	12.250	03-15-15	910,000	924,788

Delta Air Lines, Inc. (S)	9.500	09-15-14	2,190,000	2,228,325

Delta Air Lines, Inc., Series 2007-1 Class A	6.821	08-10-22	1,373,597	1,315,219

Global Aviation Holdings, Ltd. (S)	14.000	08-15-13	3,015,000	3,037,613

United Air Lines, Inc.	12.750	07-15-12	740,000	784,400

United Air Lines, Inc. (S)	12.000	11-01-13	1,970,000	1,910,900

United Air Lines, Inc.	10.400	11-01-16	785,000	830,138

See notes to financial statements

14	Strategic Income Opportunities Fund | Semiannual report

		Maturity
	Rate	date	Par value	Value
Airlines (continued)

United Air Lines, Inc. (S)	9.875%	08-01-13	$385,000	$385,000

United Air Lines, Inc.	9.750	01-15-17	1,565,000	1,631,513

Building Materials 0.09%

Voto-Votorantim Overseas Trading Operations
NV (S)	6.625	09-25-19	510,000	507,450

Commercial Services & Supplies 0.35%

Aramark Services, Inc.	8.500	02-01-15	1,855,000	1,873,550

Diversified Financial Services 0.83%

Daimler Finance NA LLC, EMTN (EUR)	4.375	03-21-13	3,145,000	4,481,692

Electrical Equipment 0.23%

Baldor Electric Company	8.625	02-15-17	$520,000	533,000

Coleman Cable, Inc. (S)	9.000	02-15-18	700,000	693,000

Industrial Conglomerates 0.42%

Grupo Kuo SAB de CV (S)	9.750	10-17-17	1,175,000	1,175,000

Hutchison Whampoa International, Ltd. (S)	4.625	09-11-15	850,000	874,257

Smiths Group PLC (S)	7.200	05-15-19	190,000	215,065

Machinery 0.59%

American Railcar Industries, Inc.	7.500	03-01-14	440,000	426,800

Mueller Water Products, Inc.	7.375	06-01-17	3,115,000	2,772,350

Marine 0.21%

Navios Maritime Holdings, Inc.	9.500	12-15-14	1,125,000	1,113,750

Road & Rail 0.38%

Kansas City Southern de Mexico SA de CV (S)	8.000	02-01-18	945,000	933,188

RailAmerica, Inc.	9.250	07-01-17	1,094,000	1,147,333

Information Technology 0.90%				4,854,549

Internet & Catalog Retail 0.18%

GXS Worldwide, Inc. (S)	9.750	06-15-15	990,000	940,500

IT Services 0.10%

Equinix, Inc.	8.125	03-01-18	555,000	555,000

Software 0.62%

Oracle Corp.	5.750	04-15-18	1,840,000	2,025,049

Vangent, Inc.	9.625	02-15-15	1,450,000	1,334,000

Materials 6.30%				33,981,872

Chemicals 1.11%

American Pacific Corp.	9.000	02-01-15	1,645,000	1,624,438

Berry Plastics Corp.	8.875	09-15-14	955,000	919,188

Berry Plastics Escrow LLC (S)	8.250	11-15-15	1,680,000	1,659,000

Lumena Resources Corp. (S)	12.000	10-27-14	1,935,000	1,645,391

Nova Chemicals Corp.	6.500	01-15-12	125,000	125,000

Containers & Packaging 2.14%

Ball Corp.	6.625	03-15-18	195,000	196,463

Cascades, Inc. (S)	7.875	01-15-20	545,000	550,450

Graham Packaging Company LP	9.875	10-15-14	375,000	382,500

Graham Packaging Company LP (S)	8.250	01-01-17	850,000	833,000

Graphic Packaging International, Inc.	9.500	08-15-13	3,005,000	3,065,100

Graphic Packaging International, Inc.	9.500	06-15-17	1,505,000	1,580,250

See notes to financial statements

Semiannual report | Strategic Income Opportunities Fund	15

		Maturity
	Rate	date	Par value	Value
Containers & Packaging (continued)

Owens-Brockway Glass Container, Inc.	8.250%	05-15-13	$1,450,000	$1,471,750

Sealed Air Corp. (S)	7.875	06-15-17	1,065,000	1,129,207

Smurfit-Stone Container Enterprises, Inc. (H)	8.375	07-01-12	1,185,000	980,588

Smurfit-Stone Container Enterprises, Inc. (H)	8.000	03-15-17	935,000	769,038

U.S. Corrugated, Inc.	10.000	06-01-13	715,000	611,325

Metals & Mining 1.99%

CII Carbon LLC (S)	11.125	11-15-15	3,990,000	3,980,025

CSN Islands XI Corp (S)	6.875	09-21-19	510,000	517,650

Essar Steel Algoma, Inc. (S)	9.375	03-15-15	1,145,000	1,127,825

Gerdau Holdings, Inc. (S)	7.000	01-20-20	790,000	797,900

OI European Group BV (EUR)(S)	6.875	03-31-17	410,000	547,111

Rio Tinto Finance USA, Ltd.	9.000	05-01-19	$1,150,000	1,490,284

Rio Tinto Finance USA, Ltd.	7.125	07-15-28	1,465,000	1,666,262

Teck Resources, Ltd.	10.750	05-15-19	505,000	621,150

Paper & Forest Products 1.06%

Abitibi-Consolidated Company of Canada (H)(S)	13.750	04-01-11	1,371,389	1,409,102

Clearwater Paper Corp. (S)	10.625	06-15-16	195,000	216,450

NewPage Corp.	11.375	12-31-14	2,735,000	2,611,925

PE Paper Escrow GmbH (S)	12.000	08-01-14	210,000	227,850

Pope & Talbot, Inc. (H)	8.375	06-01-13	1,000,000	100

Pope & Talbot, Inc. (H)	8.375	06-01-13	500,000	50

Verso Paper Holdings LLC (S)	11.500	07-01-14	510,000	535,500

Verso Paper Holdings LLC, Series B	9.125	08-01-14	750,000	690,000

Telecommunication Services 5.56%				30,004,160

Diversified Telecommunication Services 2.95%

AT&T, Inc.	6.700	11-15-13	1,240,000	1,412,486

Axtel SAB de CV (S)	9.000	09-22-19	570,000	579,975

Axtel SAB de CV (S)	7.625	02-01-17	2,275,000	2,240,875

Cincinnati Bell, Inc.	8.375	01-15-14	2,000,000	2,015,000

Citizens Communications Company	7.125	03-15-19	710,000	663,850

Intelsat Bermuda, Ltd.	11.250	02-04-17	3,360,000	3,406,200

Level 3 Financing, Inc. (S)	10.000	02-01-18	280,000	256,900

Verizon Wireless Capital LLC	7.375	11-15-13	2,000,000	2,321,580

West Corp.	11.000	10-15-16	2,995,000	3,002,488

Wireless Telecommunication Services 2.61%

American Tower Corp.	7.000	10-15-17	1,310,000	1,460,650

CC Holdings GS V LLC (S)	7.750	05-01-17	870,000	941,775

Digicel Group, Ltd. (S)	8.250	09-01-17	1,945,000	1,847,750

Nextel Communications, Inc.	7.375	08-01-15	2,940,000	2,712,150

NII Capital Corp. (S)	10.000	08-15-16	695,000	754,075

NII Capital Corp. (S)	8.875	12-15-19	910,000	930,475

Sprint Capital Corp.	8.750	03-15-32	2,360,000	2,082,700

Sprint Capital Corp.	8.375	03-15-12	3,305,000	3,375,231

See notes to financial statements

16	Strategic Income Opportunities Fund | Semiannual report

		Maturity
	Rate	date	Par value	Value
Utilities 1.14%				$6,168,501

Electric Utilities 0.87%

Appalachian Power Company	5.000%	06-01-17	$900,000	919,511

Texas Competitive Electric Holdings
Company LLC,
Series A	10.250	11-01-15	3,600,000	2,690,640

United Maritime Group LLC (S)	11.750	06-15-15	1,100,000	1,100,000

Independent Power Producers & Energy Traders 0.09%

Listrindo Capital BV (S)	9.250	01-29-15	455,000	468,568

Multi-Utilities 0.18%

Dominion Resources, Inc.	5.600	11-15-16	900,000	989,782

Convertible Bonds 2.93%				$15,839,944

(Cost $14,837,882)

Consumer Discretionary 1.87%				10,081,775

Automobiles 1.81%

Ford Motor Company	4.250	11-15-16	5,595,000	7,944,900

TRW Automotive, Inc. (S)	3.500	12-01-15	1,605,000	1,837,725

Household Durables 0.06%

Beazer Homes USA, Inc.	4.625	06-15-24	310,000	299,150

Energy 0.14%				779,625

Oil, Gas & Consumable Fuels 0.14%

Chesapeake Energy Corp.	2.250	12-15-38	1,050,000	779,625

Industrials 0.56%				3,034,294

Airlines 0.42%

Continental Airlines, Inc.	4.500	01-15-15	910,000	1,109,063

UAL Corp.	4.500	06-30-21	1,265,000	1,176,450

Trading Companies & Distributors 0.14%

United Rentals, Inc.	4.000	11-15-15	815,000	748,781

Telecommunication Services 0.36%				1,944,250

Wireless Telecommunication Services 0.36%

NII Holdings, Inc.	2.750	08-15-25	1,925,000	1,944,250

Municipal Bonds 1.11%				$5,977,098

(Cost $6,049,410)

California 0.94%				5,060,378
California State Public Works Board,
Build America Bonds, Series G2	8.361	10-01-34	1,965,000	2,035,013

County Of Siskiyou,
Pension Obligation	6.100	06-01-37	780,000	548,543

State of California,
General Obligation	7.300	10-01-39	1,690,000	1,615,370

State of California,
Taxable Various Purposes	6.200	10-01-19	845,000	861,452

New York 0.17%				916,720
City of New York,
Build America Bonds	5.206	10-01-31	990,000	916,720

See notes to financial statements

Semiannual report | Strategic Income Opportunities Fund	17

		Maturity
	Rate	date	Par value	Value

Foreign Government Obligations 18.49%				$99,778,026

(Cost $96,691,256)

Australia 2.40%				12,925,772
New South Wales Treasury Corp., Series
12 (AUD)	6.000%	05-01-12	$7,071,000	6,482,556

New South Wales Treasury Corp., Series
14 (AUD)	5.500	08-01-14	7,150,000	6,443,216

Brazil 1.81%				9,750,436
Federative Republic of Brazil (BRL)	10.250	01-10-28	17,275,000	9,750,436

Canada 5.57%				30,061,362
Canada Housing Trust (CAD)(S)	4.600	09-15-11	5,545,000	5,554,907

Government of Canada (CAD)	4.000	06-01-16	10,480,000	10,617,350

Ontario School Boards Financing Corp., Series
01A2 (CAD)	6.250	10-19-16	3,815,000	4,150,054

Province of Ontario (CAD)	4.750	06-02-13	4,610,000	4,730,398

Province of Ontario, Series GMTN (NZD)	6.250	06-16-15	3,520,000	2,530,852

Province of Quebec (CAD)	5.250	10-01-13	2,370,000	2,477,801

Colombia 0.02%				125,400
Republic of Colombia	10.000	01-23-12	$110,000	125,400

France 0.85%				4,577,061
Government of France (EUR)	4.250	04-25-19	3,114,000	4,577,061

Germany 1.76%				9,496,222
Federal Republic of Germany, Series 02 (EUR)	5.000	07-04-12	2,240,000	3,323,263

Federal Republic of Germany, Series 08 (EUR)	3.750	01-04-19	2,568,000	3,695,122

Federal Republic of Germany, Series 152 (EUR)	3.500	04-12-13	1,710,000	2,477,837

Indonesia 0.26%				1,411,069
Republic of Indonesia (S)	5.875	03-13-20	$1,365,000	1,411,069

Korea 0.84%				4,529,757
Korea Development Bank	4.375	08-10-15	485,000	491,594

Republic of Korea, Series 1409 (KRW)	5.000	09-10-14	1,550,000,000	1,363,385

Republic of Korea, Series 1809 (KRW)	5.750	09-10-18	2,980,000,000	2,674,778

Mexico 0.40%				2,155,810
Government of Mexico	8.125	12-30-19	$360,000	445,500

Government of Mexico	5.875	02-17-14	550,000	613,250

Government of Mexico	5.625	01-15-17	520,000	551,200

Government of Mexico, Series A, MTN	6.375	01-16-13	490,000	545,860

New Zealand 0.25%				1,339,357
Government of New Zealand, Series
1217 (NZD)	6.000	12-15-17	1,860,000	1,339,357

Norway 1.91%				10,322,971
Government of Norway (NOK)	5.000	05-15-15	34,377,000	6,339,663

Government of Norway (NOK)	4.500	05-22-19	22,073,000	3,983,308

Sweden 2.08%				11,244,140
Kingdom of Sweden, Series 1047 (SEK)	5.000	12-01-20	34,615,000	5,647,938

Kingdom of Sweden, Series 1051 (SEK)	3.750	08-12-17	37,875,000	5,596,202

See notes to financial statements

18	Strategic Income Opportunities Fund | Semiannual report

		Maturity
	Rate	date	Par value	Value
Turkey 0.26%				$1,400,919

Republic of Turkey	6.750%	05-30-40	$1,435,000	1,400,919

Ukraine 0.08%				437,750
Government of Ukraine (S)	6.580	11-21-16	515,000	437,750

Term Loans (M) 3.45%				$18,624,816

(Cost $17,556,098)

Consumer Discretionary 1.14%				6,176,124

Hotels, Restaurants & Leisure 0.32%

Greektown Holdings LLC	14.500	09-30-10	1,548,014	1,555,754

Greektown Holdings LLC (T)(U)	—	09-30-10	162,917	162,917

Media 0.48%

Dex Media West, Inc.	7.500	10-24-14	771,894	736,001

SuperMedia, Inc.	11.000	12-31-15	2,040,434	1,858,709

Specialty Retail 0.34%

Michaels Stores, Inc.	2.519	10-31-13	2,068,278	1,862,743

Financials 0.70%				3,754,327

Diversified Financial Services 0.62%

CIT Group, Inc.	9.750	01-18-12	3,277,500	3,357,389

Real Estate Management & Development 0.08%

Realogy Corp.	13.500	10-15-17	365,000	396,938

Health Care 0.09%				515,379

Health Care Equipment & Supplies 0.09%

Bausch & Lomb, Inc. (EUR)	3.878	04-24-15	401,800	515,379

Industrials 0.92%				4,961,583

Airlines 0.81%

Delta Airlines, Inc.	3.500	04-30-14	$3,445,211	2,923,261

US Airways Group, Inc.	2.730	03-24-14	1,946,667	1,469,733

Commercial Services & Supplies 0.11%

Quebecor World Capital Corp.	9.000	07-23-12	562,960	568,589

Materials 0.60%				3,217,403

Chemicals 0.16%

LyondellBaseII Industries (T)	—	12-20-13	45,144	31,657

LyondellBaseII Industries (T)	—	12-20-13	19,686	13,805

LyondellBaseII Industries (T)	—	12-20-13	73,821	51,767

LyondellBaseII Industries (T)	—	12-22-14	245,238	171,973

LyondellBaseII Industries (T)	—	12-22-14	245,238	171,973

LyondellBaseII Industries (T)	—	12-22-14	245,238	171,973

LyondellBaseII Industries (T)	—	12-22-14	56,516	39,632

LyondellBaseII Industries (T)	—	12-22-14	56,516	39,632

LyondellBaseII Industries (T)	—	12-22-14	56,516	39,632

LyondellBaseII Industries (T)	—	12-22-14	140,651	99,159

Paper & Forest Products 0.44%

AbitibiBowater, Inc. (H)	11.000	03-30-11	2,460,000	2,386,200

See notes to financial statements

Semiannual report | Strategic Income Opportunities Fund	19

	Shares	Value

Preferred Stocks 2.17%		$11,688,183

(Cost $10,964,826)

Consumer Discretionary 0.50%		2,695,490

Auto Components 0.17%

Lear Corp., zero, Series A	13,597	897,395

Media 0.33%

Charter Communications, Inc., 15.000% Series A, PIK	69,157	1,798,095

Financials 1.65%		8,901,720

Commercial Banks 0.50%

Wells Fargo & Company, 7.500%, Series L	2,830	2,696,990

Diversified Financial Services 1.15%

Bank of America Corp., 7.250%, Series L	4,062	3,686,265

Citigroup, Inc., 7.500%	23,480	2,518,465

Materials 0.02%		90,973

Metals & Mining 0.02%

Freeport-McMoRan Copper & Gold, Inc., 6.750%	845	90,973

	Shares	Value

Common Stocks 2.77%		$14,942,790

(Cost $15,148,195)

Consumer Discretionary 2.20%		11,849,237

Auto Components 0.73%

Lear Corp. (I)	56,890	3,940,781

Media 1.47%

Charter Communications, Inc., Class A (I)	84,100	2,501,975

Dex One Corp. (I)	5,821	173,466

Sirius XM Radio, Inc. (I)	4,675,406	4,768,914

SuperMedia, Inc. (I)	11,050	464,101

Financials 0.50%		2,720,305

Commercial Banks 0.14%

Citizens Republic Banking Corp., Inc. (I)	1,081,102	762,177

Diversified Financial Services 0.36%

Apollo Investment Corp.	49,365	575,596

Ares Capital Corp.	105,779	1,382,532

Materials 0.05%		264,437

Containers & Packaging 0.05%

Pactiv Corp. (I)	10,680	264,437

Telecommunication Services 0.02%		108,811

Diversified Telecommunication Services 0.02%

Chunghwa Telecom Company, Ltd., ADR	5,825	108,811

See notes to financial statements

20	Strategic Income Opportunities Fund | Semiannual report

		Maturity
	Rate	date	Par value	Value

Collateralized Mortgage Obligations 7.41%				$39,973,012

(Cost $36,920,937)

Collateralized Mortgage Obligations 7.41%				39,973,012

American Home Mortgage Assets,
Series 2006-6, Class XP IO	Zero	12-25-46	$16,980,236	742,885

American Home Mortgage Investment Trust,
Series 2007-1, Class GIOP IO	2.078%	05-25-47	13,531,337	794,966

American Tower Trust,
Series 2007-1A, Class C (S)	5.615	04-15-37	430,000	451,500

Banc of America Commercial Mortgage, Inc.,
Series 2006-5, Class A4	5.414	09-10-47	2,980,000	2,933,531

Bear Stearns Mortgage Funding Trust,
Series 2006-AR1, Class 2A1 (P)	0.449	08-25-36	797,549	405,097

Citigroup/Deutsche Bank Commercial
Mortgage Trust,
Series 2007-CD5, Class A4 (P)	5.886	11-15-44	3,380,000	3,241,924

Countrywide Alternative Loan Trust,
Series 2006-OA12, Class X IO	Zero	09-20-46	9,862,212	400,652

Crown Castle Towers LLC,
Series 2006-1A, Class G (S)	6.795	11-15-36	985,000	1,039,175

Crown Castle Towers LLC,
Series 2006-1A, Class F (S)	6.650	11-15-36	840,000	886,200

Downey Savings & Loan Association Mortgage
Loan Trust,
Series 2005-AR2, Class X2 IO (P)	2.320	03-19-45	33,469,895	1,362,225

Downey Savings & Loan Association Mortgage
Loan Trust,
Series 2005-AR1, Class X2 IO	2.178	03-19-45	21,385,926	896,070

First Horizon Alternative Mortgage Securities,
Series 2006-RE1, Class A1	5.500	05-25-35	1,500,575	1,130,121

Global Tower Partners Acquisition Partners LLC,
Series 2007-1A, Class G (S)	7.874	05-15-37	565,000	572,989

Greenpoint Mortgage Funding Trust,
Series 2005-AR4, Class 4A2 (P)	0.589	10-25-45	1,715,649	449,512

Greenpoint Mortgage Funding Trust,
Series 2006-AR1, Class A2A (P)	0.599	02-25-36	1,031,415	309,293

Greenwich Capital Commercial Funding Corp.,
Series 2006-GG7, Class A4 (P)	5.883	07-10-38	3,310,000	3,281,487

Harborview Corp.,
Series 2007-3A, Class N1, NIM (H)(S)	6.654	05-19-37	12,135	—

Harborview Mortgage Loan Trust,
Series 2005-8, Class 1X IO (P)	2.421	09-19-35	10,457,264	408,487

Harborview Mortgage Loan Trust,
Series 2006-SB1, Class A1A (P)	1.331	12-19-36	1,859,731	772,437

Harborview Mortgage Loan Trust,
Series 2007-3, Class ES IO	0.350	05-19-47	23,219,745	188,080

Harborview Mortgage Loan Trust,
Series 2007-4, Class ES IO (P)	0.350	07-19-47	24,996,787	202,474

Harborview Mortgage Loan Trust,
Series 2007-6, Class ES IO (S)	0.342	08-19-37	18,435,512	149,328

IndyMac Index Mortgage Loan Trust,
Series 2005-AR18, Class 1X IO	2.421	10-25-36	27,670,040	951,849
See notes to financial statements

Semiannual report | Strategic Income Opportunities Fund	21

		Maturity
	Rate	date	Par value	Value
Collateralized Mortgage Obligations (continued)
IndyMac Index Mortgage Loan Trust,
Series 2005-AR18, Class 2X IO	2.150%	10-25-36	$29,597,721	$1,053,679

LB–UBS Commercial Mortgage Trust,
Series 2007-C7, Class A3 (P)	5.866	09-15-45	2,785,000	2,651,475

LB–UBS Commercial Mortgage Trust,
Series 2007-C2, Class A3	5.430	02-15-40	2,895,000	2,698,020

Morgan Stanley Capital I,
Series 2007-IQ13, Class A4	5.364	03-15-44	2,725,000	2,497,166

Morgan Stanley Capital I,
Series 2007-IQ15, Class A4 (P)	5.880	06-11-49	3,195,000	2,973,323

Morgan Stanley Mortgage Loan Trust,
Series 2004-9, Class 1A (P)	6.114	11-25-34	1,974,967	1,905,171

Washington Mutual, Inc.,
Series 2005-AR13, Class X IO	1.771	10-25-45	62,476,227	1,599,391

Washington Mutual, Inc.,
Series 2005-AR13, Class B1 (P)	0.829	10-25-45	1,929,281	213,267

Washington Mutual, Inc.,
Series 2005-AR6, Class B1 (P)	0.829	04-25-45	3,146,689	466,388

Washington Mutual, Inc.,
Series 2007-OA5, Class 1XPP IO	0.796	06-25-47	58,265,504	619,071

Washington Mutual, Inc.,
Series 2007-OA6, Class 1XPP IO	0.730	07-25-47	34,555,390	313,158

Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR12, Class 1A1 (P)	5.959	09-25-36	1,821,053	1,412,621

Supranational Obligations 5.21%				$28,123,622

(Cost $26,163,469)

Supranational 5.21%				28,123,622
Council of Europe Development Bank (AUD)	5.250	05-27-13	2,760,000	2,455,976

European Investment Bank, Series EMTN (NZD)	7.000	01-18-12	2,550,000	1,871,072

European Investment Bank (AUD)	5.375	05-20-14	3,965,000	3,500,705

Inter-American Development Bank, Series
INTL (NZD)	7.250	05-24-12	9,930,000	7,365,142

Inter-American Development Bank, Series
MPLE (CAD)	4.250	12-02-12	495,000	500,260

Inter-American Development Bank, Series
MTN (AUD)	5.375	05-27-14	5,050,000	4,476,254

International Bank for Reconstruction &
Development (NZD)	5.375	12-15-14	7,930,000	5,564,226

International Finance Corp., Series MTN (AUD)	7.500	02-28-13	2,515,000	2,389,987

Asset Backed Securities 1.02%				$5,529,318

(Cost $6,093,773)

Asset Backed Securities 1.02%				5,529,318
DB Master Finance LLC,
Series 2006-1, Class-A2 (S)	5.779	06-20-31	$1,050,000	1,022,448

DB Master Finance LLC,
Series 2006-1, Class-M1 (S)	8.285	06-20-31	1,000,000	860,970

Dominos Pizza Master Issuer LLC,
Series 2007-1, Class M1 (S)	7.629	04-25-37	1,475,000	1,180,000

See notes to financial statements

22	Strategic Income Opportunities Fund | Semiannual report

		Maturity
	Rate	date	Par value	Value
Asset Backed Securities (continued)
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class A2 (S)	5.261%	04-25-37	$2,155,000	$1,913,325

Lehman XS Trust,
Series 2005-5N, Class 3A2 (P)	0.589	11-25-35	459,196	165,704

Lehman XS Trust,
Series 2006-2N, Class 1A2 (P)	0.569	02-25-46	1,832,526	386,871

	Number of	Exercise	Expiration
	contracts	price	date	Value

Options Purchased 0.13%				$693,366

(Cost $1,500,495)

Call Options 0.00%				14,747
Over the Counter Purchase Call on the
USD vs. CAD (I)	10,450,000	$1.30	04-20-10	10

Over the Counter Purchase Call on the
USD vs. JPY (I)	19,100,000	97.00	04-15-10	14,699

Over the Counter Purchase Call on the
USD vs. JPY (I)	19,000,000	110.00	03-12-10	19

Over the Counter Purchase Call on the
USD vs. JPY (I)	18,700,000	115.00	04-01-10	19

Put Options 0.13%				678,619
Over the Counter Purchase Put on the
EUR vs. USD (I)	63,448,000	1.28	05-31-10	349,154

Over the Counter Purchase Put on the
GBP vs. USD (I)	27,860,000	1.40	06-30-10	261,717

Over the Counter Purchase Put on the
USD vs. MXN (I)	19,100,000	12.10	06-11-10	67,748

		Maturity
	Yield*	date	Par value	Value

Short-Term Investments 0.81%				$4,400,000

(Cost $4,400,000)

U.S. Government Agency 0.81%				4,400,000
Federal Home Loan Bank,
Discount Notes	0.060%	03-01-10	$4,400,000	4,400,000

Total investments (Cost $511,870,634)† 97.87%				$528,221,590

Other assets and liabilities, net 2.13%				$11,520,056

Total net assets 100.00%				$539,741,646

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

See notes to financial statements

Semiannual report | Strategic Income Opportunities Fund	23

Notes to Schedule of Investments

Currency abbreviations

AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
EUR – Euro
GBP – British Pound
IDR – Indonesian Rupiah
JPY – Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
NOK – Norwegian Krone
NZD – New Zealand Dollar
SEK – Swedish Krona

ADR American Depositary Receipts

BKNT Bank Note

EMTN European Medium Term Note

GMTN Global Medium Term Note

IO Interest Only Security — Interest Tranche of Stripped Mortgage Pool

MTN Medium-Term Note

NIM Net Interest Margin

PIK Paid In Kind

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

(H) Defaulted Security. Currently, the issuer is in default with respect to interest payments.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $131,294,093 or 24.33% of the net assets of the Fund as of February 28, 2010.

(T) All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

(U) All or a portion of this position represents unfunded loan commitment.

† At February 28, 2010, the aggregate cost of investment securities for federal income tax purposes was $512,575,666. Net unrealized appreciation aggregated $15,645,924, of which $41,936,631 related to appreciated investment securities and $26,290,707 related to depreciated investment securities.

See notes to financial statements

24	Strategic Income Opportunities Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-28-10 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $511,870,634)	$528,221,590
Foreign currency, at value (Cost $13,328)	13,528
Cash held at broker for futures contracts	1,822,500
Receivable for investments sold	1,684,340
Receivable for forward foreign currency exchange contracts (Note 3)	9,013,710
Receivable for fund shares sold	2,184,776
Dividends and interest receivable	9,628,722
Other receivables and prepaid assets	665

Total assets	552,569,831

Liabilities

Due to custodian	30,743
Payable for investments purchased	7,403,454
Payable for forward foreign currency exchange contracts (Note 3)	4,585,847
Payable for fund shares repurchased	974
Payable for written options, at value (Premiums received $807,276)
(Note 3)	434,917
Payable for futures variation margin	278,438
Distributions payable	895
Payable to affiliates
Accounting and legal services fees	6,030
Transfer agent fees	82
Trustees’ fees	223
Other liabilities and accrued expenses	86,582

Total liabilities	12,828,185

Net assets

Capital paid-in	$526,830,790
Undistributed net investment income	7,678,856
Accumulated net realized gain (loss) on investments, futures contracts,
written options and foreign currency transactions	(14,565,051)
Net unrealized appreciation (depreciation) on investments, futures contracts, written options and translation of assets and liabilities in
foreign currencies	19,797,051

Net assets	$539,741,646

See notes to financial statements

Semiannual report | Strategic Income Opportunities Fund	25

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($1,354,750 ÷ 131,319 shares)	$10.32
Class C ($625,796 ÷ 60,676 shares)[1]	$10.31
Class I ($1,928,794 ÷ 186,978 shares)	$10.32
Class NAV ($535,832,306 ÷ 51,967,757 shares)	$10.31

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$10.81

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

26	Strategic Income Opportunities Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 2-28-10 (unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$22,086,533
Dividends	117,357
Less foreign taxes withheld	(28,381)

Total investment income	22,175,509

Expenses

Investment management fees (Note 5)	1,690,231
Distribution and service fees (Note 5)	412
Accounting and legal services fees (Note 5)	35,580
Transfer agent fees (Note 5)	112
Trustees’ fees (Note 5)	2,894
State registration fees (Note 5)	21
Printing and postage fees (Note 5)	140
Professional fees	24,235
Custodian fees	91,602
Registration and filing fees	3,374
Tax expense	133,801
Other	4,300

Total expenses before reductions and amounts recaptured	1,986,702
Net expenses reductions and amount recaptured (Note 5)	(1,183)

Total expenses	1,985,519

Net investment income	20,189,990

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	11,566,931
Futures contracts (Note 3)	(1,235,150)
Written options (Note 3)	451,101
Foreign currency transactions	(11,707,220)
(924,338)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	21,369,849
Futures contracts (Note 3)	(984,287)
Written options (Note 3)	(30,389)
Translation of assets and liabilities in foreign currencies	8,043,552
28,398,725
Net realized and unrealized gain	27,474,387

Increase in net assets from operations	$47,664,377

See notes to financial statements

Semiannual report | Strategic Income Opportunities Fund	27

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets shows how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	2-28-10	ended
	(Unaudited)	8-31-09

Increase (decrease) in net assets

From operations
Net investment income	$20,189,990	$31,136,381
Net realized gain (loss)	(924,338)	6,254,691
Change in net unrealized appreciation (depreciation)	28,398,725	838,904

Increase in net assets resulting from operations	47,664,377	38,229,976

Distributions to shareholders
From net investment income
Class A	(3,359)	—
Class C	(2,039)	—
Class I	(2,575)	—
Class NAV	(21,384,113)	(46,773,982)
From net realized gain
Class NAV	—	(3,769,121)

Total distributions	(21,392,086)	(50,543,103)

From Fund share transactions (Note 6)	62,977,741	(593,277)

Total increase (decrease)	89,250,032	(12,906,404)

Net assets

Beginning of period	450,491,614	463,398,018

End of period	$539,741,646	$450,491,614

Undistributed net investment income	$7,678,856	$8,880,952

See notes to financial statements

28	Strategic Income Opportunities Fund | Semiannual report

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	2-28-10[1,2]

Per share operating performance

Net asset value, beginning of period	$10.25
Net investment income[3]	0.10[4]
Net realized and unrealized gain on investments	0.10
Total from investment operations	0.20
Less distributions
From net investment income	(0.13)

Net asset value, end of period	$10.32
Total return (%)[5]	1.95[6,7]

Ratios and supplemental data

Net assets, end of period (in millions)	$1
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.38[4,8]
Expenses including reductions and amounts recaptured	1.20[4,8]
Net investment income	6.67[8]
Portfolio turnover (%)	43

1 Unaudited.

2 The inception date for Class A shares is 1-4-10.

3 Based on the average daily shares outstanding.

4 Includes tax expense, which was 0.03% of average net assets. This expense decreased the net investment income by less than $0.005 per share and the net investment income ratio by 0.03%.

5 Assumes dividend reinvestment (if applicable).

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

See notes to financial statements

Semiannual report | Strategic Income Opportunities Fund	29

CLASS C SHARES Period ended	2-28-10[1,2]

Per share operating performance

Net asset value, beginning of period	$10.25
Net investment income[3]	0.09[4]
Net realized and unrealized gain on investments	0.08
Total from investment operations	0.17
Less distributions
From net investment income	(0.11)
Total distributions	(0.11)
Net asset value, end of period	$10.31
Total return (%)[5]	1.71[6,7]

Ratios and supplemental data

Net assets, end of period (in millions)	$1
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.97[4,8]
Expenses including reductions and amounts recaptured	1.89[4,8]
Net investment income	5.99[8]
Portfolio turnover (%)	43

1 Unaudited.

2 The inception date for Class C shares is 1-4-10.

3 Based on the average daily shares outstanding.

4 Includes tax expense, which was 0.02% of average net assets. This expense decreased the net investment income by less than $0.005 per share and the net investment income ratio by 0.02%.

5 Assumes dividend reinvestment (if applicable).

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

CLASS I SHARES Period ended	2-28-10[1,2]

Per share operating performance

Net asset value, beginning of period	$10.25
Net investment income[3]	0.08[4]
Net realized and unrealized gain on investments	0.12
Total from investment operations	0.20
Less distributions
From net investment income	(0.13)
Net asset value, end of period	$10.32
Total return (%)[5]	1.98[6,7]

Ratios and supplemental data

Net assets, end of period (in millions)	$2
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	0.99[4,8]
Expenses including reductions and amounts recaptured	0.93[4,8]
Net investment income	5.11[8]
Portfolio turnover (%)	43

1 Unaudited.

2 The inception date for Class I shares is 1-4-10.

3 Based on the average daily shares outstanding.

4 Includes tax expense, which was 0.03% of average net assets. This expense decreased the net investment income by less than $0.005 per share and the net investment income (loss) ratio by 0.03%.

5 Assumes dividend reinvestment (if applicable).

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

See notes to financial statements

30	Strategic Income Opportunities Fund | Semiannual report

CLASS NAV Period ended	2-28-10[1]	8-31-09	8-31-08	8-31-07	8-31-06[2]

Per share operating performance

Net asset value, beginning of period	$9.76	$10.02	$10.06	$10.06	$10.00
Net investment income[3]	0.41[4]	0.69[4]	0.62	0.51	0.14
Net realized and unrealized gain (loss) on investments	0.57	0.17	(0.25)	(0.12)	(0.01)
Total from investment operations	0.98	0.86	0.37	0.39	0.13
Less distributions
From net investment income	(0.43)	(1.04)	(0.41)	(0.39)	(0.07)
From net realized gain	—	(0.08)	—	—	—
Total distributions	(0.43)	(1.12)	(0.41)	(0.39)	(0.07)
Net asset value, end of period	$10.31	$9.76	$10.02	$10.06	$10.06
Total return (%)[5]	10.15[6,7]	10.67	3.67	4.01	1.37[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$536	$450	$463	$423	$281
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	0.78[4,8]	0.83[4]	0.76	0.78	0.86[8]
Expenses include reductions and amounts recaptured	0.78[4,8]	0.83[4]	0.76	0.78	0.86[8]
Net investment income	8.18[8]	7.81[4]	6.03	5.15	4.18[8]
Portfolio turnover (%)	43	55	55[9]	97[9]	65

1 Unaudited.

2 The inception date for Class NAV shares is 4-28-06.

3 Based on the average daily shares outstanding.

4 Includes tax expense, which was 0.03% and 0.07% of average net assets for the periods ended 2-28-10 and 8-31-09, respectively. This expense decreased the net investment income by less than $0.005 and $0.01 per share and the net investment income ratio by 0.03% and 0.07% for the periods ended 2-28-10 and 8-31-09, respectively.

5 Assumes dividend reinvestment (if applicable).

6 Not annualized.

7 Total returns would have been lower had certain expenses not been reduced during the periods shown.

8 Annualized.

9 The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows: 61% for the year ended 8-31-2008 and 106% for the year ended 8-31-2007. The year ended 8-31-2006 includes the effect of TBA transactions.

See notes to financial statements

Semiannual report | Strategic Income Opportunities Fund	31

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Strategic Income Opportunities Fund (the Fund) is a diversified series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek to maximize total return consisting of current income and capital appreciation.

The Funds may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of Assets and Liabilities. Class A and Class C are open to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are offered to the John Hancock Lifestyle and Lifecycle Funds, and other affiliated John Hancock funds. The Lifestyle and Lifecycle Funds are series of the Trust and operate as “funds of funds” that invest in other series of the Trust and certain other investments. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, transfer agent fees, registration fees and printing and postage fees for each class may differ.

Effective December 31, 2009, the Fund changed its name from Strategic Income Fund to Strategic Income Opportunities Fund.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

32	Strategic Income Opportunities Fund | Semiannual report

The following is a summary of the values by input classification of the Fund’s investments as of February 28, 2010, by major security category or type:

			LEVEL 2	LEVEL 3
	TOTAL MARKET		SIGNIFICANT	SIGNIFICANT
	VALUE AT	LEVEL 1	OBSERVABLE	UNOBSERVABLE
	2-28-10	QUOTED PRICE	INPUTS	INPUTS

Corporate Bonds	$282,651,415	—	$268,509,619	$14,141,796
Convertible Bonds	15,839,944	—	15,839,944	—
Municipal Bonds	5,977,098	—	5,977,098	—
Foreign Government	99,778,026	—	99,778,026	—
Obligations
Term Loans	18,624,816	—	17,892,772	732,044
Preferred Stocks	11,688,183	$8,992,693	897,395	1,798,095
Common Stocks	14,942,790	14,942,790	—	—
Collateralized Mortgage	39,973,012	—	30,290,697	9,682,315
Obligations
Supranational Obligations	28,123,622	—	28,123,622	—
Asset Backed Securities	5,529,318	—	4,349,318	1,180,000
Purchased Options	693,366	—	276,405	416,961
Short-Term Investments	4,400,000	—	4,400,000	—

Total investments
in securities	$528,221,590	$23,935,483	$476,334,896	$27,951,211
Other Financial
Instruments	$2,681,147	($1,311,799)	$3,992,967	($21)
Totals	$530,902,737	$22,623,684	$480,327,863	$27,951,190

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

				COLLA-
				TERALIZED
				MORTGAGE	ASSET			OTHER
	CORPORATE		PREFERRED	OBLIGA-	BACKED	PURCHASED		FINANCIAL
	BONDS	TERM LOANS	STOCK	TIONS	SECURITIES	OPTIONS	TOTALS	INSTRUMENTS

Balance as of
8/31/09	$6,846,242	$273,915	—	$8,760,225	$914,500	$203,591	$16,998,473	($340,874)
Accrued discounts/
premiums	90,327	—	—	—	—	—	90,327	—

Realized gain (loss)	378,430	—	—	741,497	—	(376,200)	743,727	201,287

Change in unrealized
appreciation
(depreciation)	744,881	(34,776)	$410,524	2,019,142	265,500	(49,983)	3,355,288	139,566

Net purchases (sales)	6,081,747	492,905	1,387,571	(1,838,549)	—	639,553	6,763,227	—

Net transfers in and/
out of Level 3	169	—	—	—	—	—	169	—
Balance as of
2/28/10	$14,141,796	$732,044	$1,798,095	$9,682,315	$1,180,000	$416,961	$27,951,211	($21)

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign

Semiannual report | Strategic Income Opportunities Fund	33

securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Term loans. Floating rate loans are generally subject to legal or contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss. Fees associated with loan amendments are accrued daily. At February 28, 2010, the Fund had $162,917 in unfunded loan commitments outstanding.

Loan participations and assignments. A Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled interest or principal payments on a term loan due to a default, bankruptcy or other reasons would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date, except for certain foreign dividends where the ex-date may have passed, which are recorded when the Fund becomes aware of the dividends. Interest income includes coupon interest and amortization/accretion of discounts/premiums on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized securities gains and losses is reflected as a component of securities gains and losses.

Funds that invest internationally generally carry more risk than Funds that invest strictly in U.S. securities. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political

34	Strategic Income Opportunities Fund | Semiannual report

conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Stripped securities. Stripped mortgage backed securities are financial instruments that derive their value from other instruments so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully receive its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal because the counterparty or issuer has defaulted on its obligation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. For the period ended February 28, 2010, there were no significant borrowings under the line of credit by the Fund. Effective March 31, 2010, the amount of the line of credit changed to $200 million.

Expenses. The majority of expenses are directly attributable to an individual Fund. Expenses that are not readily attributable to a specific fund are allocated among all Funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the Funds’ relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service (Rule 12b-1) fees, if any, transfer agent fees, state registration fees and printing and postage fees for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. The Fund generally declares dividends daily and pays them

Semiannual report | Strategic Income Opportunities Fund	35

monthly. The Fund generally declares and pays capital gain distributions, if any, at least annually.

The tax character of distributions for the year ended August 31, 2009, was as follows:

AUGUST 31, 2009

Ordinary Income	$50,543,103

Distributions paid by the Fund with respect to each series of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3 — Derivative instruments

The Fund may invest in derivatives, including futures contract, forward foreign currency contracts, and written and purchased options, in order to meet its investment objectives. The Fund may use derivatives to manage against anticipated changes in currency rates, maintain diversification and liquidity, access certain securities markets, enhance potential gains and manage duration.

The use of derivative may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose a Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or the Fund will succeed in enforcing them.

For more information on regarding the Fund’s use of derivatives, please refer to the Fund’s Prospectus and Statement of Additional Information.

Futures. A future is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the fund’s initial investment.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.

During the six months ended February 28, 2010, the Fund used futures contracts to manage duration of the Fund. The following table summarizes the contracts held at February 28, 2010. The range of futures contracts notional amounts held by the Fund during the six months ended February 28, 2010, was $66.1 million to $95.2 million.

					UNREALIZED
OPEN	NUMBER OF				APPRECIATION
CONTRACTS	CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	(DEPRECIATION)

U.S. Treasury 10-Year
Note Futures	810	Short	Jun 2010	$95,162,344	($1,311,799)

				$95,162,344	($1,311,799)

36	Strategic Income Opportunities Fund | Semiannual report

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the fund’s total return, and the potential for losses in excess of the fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the six months ended February 28, 2010, the Fund used forward foreign currency contracts to hedge against anticipated currency exchange rates. The following table summarizes the contracts held at February 28, 2010. The range of forward foreign currency contracts notional amounts held by the Fund during the six months ended February 28, 2010, was $774.5 million to $1.2 billion.

		PRINCIPAL
	PRINCIPAL	AMOUNT		UNREALIZED
	AMOUNT COVERED	COVERED BY		APPRECIATION
CURRENCY	BY CONTRACT	CONTRACT (USD)	SETTLEMENT DATE	(DEPRECIATION)

Buys
Australian Dollar	4,800,000	$4,274,398	3/31/2010	$14,429
Australian Dollar	19,200,000	16,849,920	3/31/2010	305,390
Australian Dollar	3,900,000	21,347,152	3/31/2010	7,637
Australian Dollar	15,400,000	13,857,844	3/31/2010	(97,855)
Australian Dollar	14,500,000	13,023,900	3/31/2010	(68,067)
Canadian Dollar	11,774,535	11,293,435	3/31/2010	(103,141)
Canadian Dollar	7,173,845	6,880,726	3/31/2010	(62,841)
Canadian Dollar	14,584,372	13,800,000	3/31/2010	60,708
Canadian Dollar	10,546,000	10,000,000	3/31/2010	22,717
Euro	9,400,000	12,839,460	3/31/2010	(40,493)
Euro	19,200,000	26,525,952	3/31/2010	(383,382)
Euro	9,600,000	13,405,911	3/31/2010	(334,626)
Euro	3,045,795	4,231,675	3/31/2010	(84,545)
Japanese Yen	1,172,928,000	13,190,081	3/31/2010	13,614
Pound Sterling	18,876,761	29,264,884	3/31/2010	(487,398)
Pound Sterling	22,118,166	34,785,053	3/31/2010	(1,066,068)
Pound Sterling	16,711,700	25,630,192	3/31/2010	(153,326)
Pound Sterling	3,900,000	5,946,717	3/31/2010	(1,196)
Pound Sterling	17,750,000	27,288,098	3/31/2010	(228,351)
Pound Sterling	9,200,762	14,396,982	3/31/2010	(370,488)
Pound Sterling	10,000,000	15,249,300	3/31/2010	(4,372)
		$334,081,680		($3,061,654)
Sells
Australian Dollar	19,200,000	16,914,009	3/31/2010	(241,301)
Australian Dollar	29,834,910	26,299,074	3/31/2010	(358,591)
Australian Dollar	22,895,508	20,432,311	3/31/2010	(24,957)
Australian Dollar	6,662,448	5,946,717	3/31/2010	(6,218)
Australian Dollar	28,925,000	25,961,634	3/31/2010	116,980
Canadian Dollar	28,531,070	27,288,098	3/31/2010	172,712
Canadian Dollar	9,385,560	9,059,315	3/31/2010	139,458
Canadian Dollar	3,960,132	3,800,000	3/31/2010	36,366
Euro	3,900,000	5,337,667	3/31/2010	27,457

Semiannual report | Strategic Income Opportunities Fund	37

		PRINCIPAL
	PRINCIPAL	AMOUNT		UNREALIZED
	AMOUNT COVERED	COVERED BY		APPRECIATION
CURRENCY	BY CONTRACT	CONTRACT (USD)	SETTLEMENT DATE	(DEPRECIATION)

Sells
Euro	$38,424,411	$53,920,778	3/31/2010	$1,602,400
Euro	3,800,000	5,197,881	3/31/2010	23,831
Euro	9,600,000	13,190,082	3/31/2010	118,796
Japanese Yen	1,217,952,000	13,405,911	3/31/2010	(304,621)
Japanese Yen	1,134,882,700	12,623,834	3/31/2010	(151,583)
New Zealand Dollar	17,741,511	12,350,875	3/31/2010	(12,427)
Pound Sterling	2,700,878	4,274,399	3/31/2010	156,930
Pound Sterling	18,913,165	29,689,380	3/31/2010	856,397
Pound Sterling	55,865,820	89,413,905	3/31/2010	4,246,868
Pound Sterling	7,300,000	11,293,435	3/31/2010	164,638
Pound Sterling	4,450,000	6,880,726	3/31/2010	96,733
Pound Sterling	10,000,000	15,421,000	3/31/2010	176,073
Pound Sterling	17,300,000	26,664,490	3/31/2010	290,765
Pound Sterling	5,400,000	8,595,072	3/31/2010	362,811
		$443,960,593		$7,489,517

Options. There are two types of options, a put option and a call option. Options are traded either over-the-counter or by means of an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange, movements in underlying security values, and for written options, potential losses in excess of the fund’s initial investment.

Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid.

During the six months ended February 28, 2010, the Fund used purchased options to hedge against anticipated currency exchange rates. The market value range of purchased options contracts held by the Fund during the six months ended February 28, 2010, was approximately $42,000 to $694,000.

During the six months ended February 28, 2010, the Fund wrote option contracts to hedge against anticipated currency exchange rates. The following tables summarize the Fund’s written options activities during the six months ended February 28, 2010, and the contracts held at February 28, 2010.

38	Strategic Income Opportunities Fund | Semiannual report

	NUMBER OF	PREMIUMS
	CONTRACTS	RECEIVED

Outstanding, beginning of period	47,750,000	$743,622
Options written	59,200,000	514,755
Option closed	—	—
Options expired	(60,500,000)	(451,101)
Outstanding, end of period	46,450,000	$807,276

	EXERCISE	EXPIRATION		USD NOTIONAL
NAME OF ISSUER	PRICE	DATE	NOTIONAL AMOUNT	AMOUNT	PREMIUM	VALUE

CALLS
U.S. Dollar
versus
Canadian Dollar	$1.30	Feb 2010	USD 10,700,000	$10,700,000	$267,500	($11)
U.S. Dollar
versus
Canadian Dollar	1.30	Apr 2010	USD 10,450,000	10,450,000	274,835	(11)
New Zealand
Dollar versus
Japanese Yen	44.68	Mar 2010	NZD 15,300,000	10,683,224	86,441	(7,403)

			36,450,000	$31,833,224	628,776	($7,425)
PUTS
Pound
Sterling versus
Canadian Dollar	$2.51	Mar 2010	GBP 10,000,000	$15,247,993	$178,500	($427,492)

Total			46,450,000	$47,081,217	$807,276	($434,917)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at February 28, 2010, by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Interest Rate Contracts	Receivable/payable	Futures	—	($1,311,799)†
for futures variation
margin; Net unrealized
appreciation
(depreciation) on
investments
Foreign Exchange	Receivable/payable	Foreign forward	8,320,344	(5,020,764)
Contracts	for forward foreign	currency
	currency exchange	contracts/Written
	contracts; Options	options
written, at value;
investments in
unaffiliated issuers
at value*

Total			$8,320,344	($6,332,563)

* Purchased options are included in the Fund’s investments.

† Reflects cumulative appreciation/depreciation of Futures as disclosed in Note 3. Only the year end variation margin is separately disclosed in the Statement of Assets and Liabilities.

Semiannual report | Strategic Income Opportunities Fund	39

Effect of derivative instruments on the Statements of Operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six month period ended February 28, 2010:

					FORWARD
	STATEMENT OF				FOREIGN
	OPERATIONS	PURCHASED	WRITTEN		CURRENCY
RISK	LOCATION	OPTIONS	OPTIONS	FUTURES	CONTRACTS	TOTAL

Interest	Net realized	—	—	($1,235,150)	—	($1,235,150)
Rate	gain (loss)
Contracts
Foreign	Net realized	($1,123,763)	$451,101	—	($11,560,795)	(12,233,457)
Exchange	gain (loss)
Contracts
Equity	Net realized	(698,490)	—	—	—	(698,490)
Contracts	gain (loss)

Total		($1,822,253)	$451,101	($1,235,150)	($11,560,795)	($14,167,097)

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six month period ended February 28, 2010:

FORWARD
	STATEMENT OF				FOREIGN
	OPERATIONS	PURCHASED	WRITTEN		CURRENCY
RISK	LOCATION	OPTIONS	OPTIONS	FUTURES	CONTRACTS	TOTAL

		Investments	Written	Futures	Translation
		in unaffiliated	Options	contracts	of assets
		issuers			and liabilities
in foreign
currencies
Interest	Change in	—	—	($984,287)	—	($984,287)
Rate	unrealized
Contracts	appreciation
(depreciation)
Foreign	Change in	$758,732	($30,389)	—	($8,241,149)	(7,512,806)
Exchange	unrealized
Contracts	appreciation
(depreciation)
Equity	Change in	685,490	—	—	—	685,490
Contracts	unrealized
appreciation
(depreciation)

Total		$1,444,222	($30,389)	($984,287)	($8,241,149)	($7,811,603)

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

40	Strategic Income Opportunities Fund | Semiannual report

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser), serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.725% of the first $500,000,000 of the Fund’s aggregate daily net assets and (b) 0.650% of the Fund’s aggregate net assets in excess of $500,000,000. Aggregate net assets include the net assets of the Fund and Strategic Income Opportunities Trust, a series of John Hancock Trust. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an indirect owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees. The investment management fees incurred for the six months ended February 28, 2010, were equivalent to an annual effective rate of 0.68% of the Fund’s average daily net assets.

The Adviser has contractually agreed to limit the Fund’s total expenses, excluding transfer agent fees, distribution and service fees, brokerage commissions, interest and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, to 1.17% for Class A shares, 1.87% for Class C shares and 0.90% for Class I shares, of the Fund’s average daily net asset value, on an annual basis. Accordingly, these expense reductions amounted to $79, $23 and $24 for Class A shares, Class C shares and Class I shares, respectively, for the six months ended February 28, 2010. The expense reimbursements and limits will continue in effect until December 31, 2010, and thereafter until terminated by the Adviser on notice to the Trust.

The Adviser has voluntarily agreed to waive a portion of its management fee for certain Funds of the Trust and JHT (the Participating Funds), including Strategic Income Opportunities Fund. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Funds that exceeds $85 billion. The amount of the Reimbursement is calculated daily and allocated among all the Participating Funds in proportion to the daily net assets of each Fund. Accordingly, the expense reduction related to this agreement was $1,057.

Accounting and legal services. Pursuant to the investment management contract, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports amongst other services. These expenses are allocated to each share class based on relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the six months ended February 28, 2010, amounted to an approximate annual rate of 0.02% of the Fund’s average daily net assets.

Distribution plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution plans with respect to Class A and Class C pursuant to Rule 12b-1 of the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The following table shows the contractual rates of distribution and services fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Distribution
Class	Fee (12b-1)

Class A	0.30%
Class C	1.00%

Semiannual report | Strategic Income Opportunities Fund	41

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $5,767 for the six months ended February 28, 2010. Of this amount, $1,151 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $4,616 was paid as sales commissions to broker-dealers.

Class C shares are subject to contingent deferred sales charges (CDSC). Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2010, there were no CDSCs amounts received by the Distributor for Class C shares.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services” or “Transfer Agent”), an affiliate of the Adviser. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.015% for Class A, Class C and Class I shares, based on each class’s average daily net assets.

• The Fund pays a monthly fee based on an annual rate of $17.50 per shareholder account for Class A, Class C and Class I.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

Class level expenses for the six months ended February 28, 2010 were:

	Distribution	Transfer	State	Printing and
Share class	and service fees	agent fees	registration fees	postage fees

Class A	$129	$64	$10	$56
Class C	283	—	1	56
Class I	—	48	10	28
Total	$412	$112	$21	$140

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursements or waivers occurred. The table below outlines the amounts recovered during the six months ended February 28, 2010, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates.

Amount recovered during	Amounts eligible for recovery
the period ended 2–28–10	through February 1, 2013

$0	$85

Affiliated share ownership. Affiliates of the Fund owned 2,439, 2,439, and 2,439 shares of beneficial interest of Class A, Class C and Class I, respectively, on February 28, 2010.

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Fund based on its average daily net assets.

42	Strategic Income Opportunities Fund | Semiannual report

Note 6 — Fund share transactions

Transactions in Fund shares for the six months ended February 28, 2010, and for the year ended August 31, 2009, were as follows:

	Six months ended 2-28-10[1]		Year ended 8-31-09
	Shares	Amount	Shares	Amount
Class A shares

Sold	131,288	$1,346,470	—	—
Distributions reinvested	287	2,963	—	—
Repurchased	(256)	(2,609)	—	—
Net increase	131,319	$1,346,824	—	—

Class C shares

Sold	60,637	$620,755	—	—
Distributions reinvested	125	1,294	—	—
Repurchased	(86)	(888)	—	—
Net increase	60,676	$621,161	—	—

Class I shares

Sold	186,764	$1,924,369	—	—
Distributions reinvested	214	2,208	—	—
Net increase	186,978	$1,926,577	—	—

Class NAV shares

Sold	5,052,872	$51,498,297	9,406,740	$80,801,442
Distributions reinvested	2,099,814	21,384,113	5,963,797	50,543,103
Repurchased	(1,356,445)	(13,799,231)	(15,435,882)	(131,937,822)
Net increase (decrease)	5,796,241	$59,083,179	(65,345)	($593,277)

Net increase	6,175,214	$62,977,741	(65,345)	($593,277)

1 The inception date for Class A, Class C and Class I shares is 1-4-10.

Note 7 — Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the six-month period ended February 28, 2010, aggregated $248,460,664 and $208,369,052, respectively. Purchases and proceeds from sales or maturities of obligations of the U.S. government aggregated $1,204,389 and $1,250,065, respectively, during the six-month period ended February 28, 2010.

Note 8 — Investment by affiliated funds

Certain investors in the Fund are affiliated Funds and are managed by the Adviser and its affiliates. The affiliated Funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. For the six months ended February 28, 2010, the Fund had an affiliate fund ownership concentration of 98.7% of the Fund’s net assets.

Semiannual report | Strategic Income Opportunities Fund	43

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management
James R. Boyle†	Services, LLC
Grace K. Fey†
Charles L. Bardelis*	Subadviser
Peter S. Burgess*	MFC Global Investment
Theron S. Hoffman	Management (U.S.), LLC
Hassell H. McClellan
Steven M. Roberts*	Principal distributor
John Hancock Funds, LLC
*Member of the Audit Committee
†Non-Independent Trustee	Custodian
State Street Bank and Trust Company
Officers
Hugh McHaffie	Transfer agent
President	John Hancock Signature Services, Inc.

Thomas M. Kinzler	Legal counsel
Secretary and Chief Legal Officer	K&L Gates LLP

Francis V. Knox, Jr.	The report is certified under the Sarbanes-Oxley
Chief Compliance Officer	Act, which requires mutual funds and other public
companies to affirm that, to the best of their
Michael J. Leary	knowledge, the information in their financial reports
Treasurer	is fairly and accurately stated in all material respects.

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

44	Strategic Income Opportunities Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Strategic Income Opportunities Fund.	356SA 2/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	4/10

John Hancock
MUTUAL FUNDS

John Hancock
Lifecycle Portfolios

Semiannual Report
2.28.10

John Hancock
Lifecycle 2045 Portfolio

Goal and strategy

To seek high total return until the Fund’s target retirement date. Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire in 2045.

Asset Allocation

Equity	% of Total

Emerging Markets	6%

International Large Cap	16%

International Small Cap	3%

Large Blend	3%

Natural Resources	3%

Small Growth	1%

Small Value	1%

U.S. Large Cap	43%

U.S. Mid Cap	12%

U.S. Small Cap	7%

Fixed Income	% of Total

Bank Loan	1%

High Yield Bond	1%

Intermediate Bond	1%

Multi-Sector Bond	1%

U.S. Government &
Agency	1%

As a percentage of net assets on February 28, 2010.

Portfolio results

For the six months ended February 28, 2010, John Hancock Lifecycle 2045 Portfolio’s Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares returned 9.01%, 9.01%, 8.96%, 9.17%, 9.30% and 9.25%, respectively, at net asset value. In comparison, the Portfolio’s benchmark index, the Standard & Poor’s 500 Index, returned 9.32% over the same period and the average target date 2041–2045 portfolio returned 7.85%, according to Morningstar, Inc.1

Performance review

The John Hancock Lifecycle 2045 Portfolio posted strong absolute results and performed in line with its benchmark. Our equity manager allocations were a positive contributor to relative results, led primarily by our U.S. small-cap and international equity managers.

Specifically, within international equities, six of the seven managers outperformed their asset class benchmark. The International Small Cap Fund (Templeton) contributed to performance due to its stock selection across European apparel stocks and Asian bank stocks. The Emerging Markets Value Fund (DFA) outperformed, driven by the fund’s investments in small-cap and deep-value stocks. Natural Resources Fund (Wellington) added to relative results, helped by the fund’s underweight to ExxonMobil and strong stock picking within the metals and mining and the paper and forest products industries. The Value & Restructuring Fund (Columbia) contributed due to its strong stock selection within the energy and materials sectors, most notably among coal and mining stocks. Conversely, the Large Cap Value Fund (BlackRock) detracted from results due to the fund’s stock selection decisions across the industrials, energy and materials sectors as well as an underweight to the consumer discretionary sector.

Within fixed income, our overall manager contribution was neutral. However, the Portfolio did benefit from the multi-sector bond funds which outperformed the Barclays Capital U.S. Aggregate Bond Index due to a greater exposure to credit securities.

Over the period, our overall asset-allocation mix slightly detracted from results. There were several asset classes that contributed to performance, including emerging markets, U.S. mid-cap and U.S. small-cap equities and to a lesser degree high-yield bonds and floating-rate loans. However, these positives were more than offset by the Portfolio’s exposures to international large-cap and international small-cap equities which detracted from relative performance.

1Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

Past performance is no guarantee of future results.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE... AND WHAT’S BEHIND THE NUMBERS

Natural Resources	▲	Good stock selection
Fund (Wellington)

Emerging Markets	▲	Small-cap and deep value investments
Value Fund (DFA)

Large Cap Value Fund	▼	Stock selection in select sectors and an underweight to
(BlackRock)		consumer discretionary

Subadviser shown in parentheses

4	Lifecycle 2045 Portfolio | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Lifecycle 2045 Portfolio Class A shares for the period indicated. For comparison, we’ve shown the same investment in the S&P 500 Index.

	Class R1[2]	Class R3[2]	Class R4[2]	Class R5[2]	Class 1[2]

Period beginning	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Ending value	$9,018	$9,041	$9,132	$9,218	$9,221

Index	8,636	8,636	8,636	8,636	8,636

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Portfolio’s Class R1, Class R3, Class R4, Class R5 and Class 1 shares, respectively, as of February 28, 2010. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Performance chart

Total returns with maximum sales charge for the period ended February 28, 2010.

	Class A	Class R1[2]	Class R3[2]	Class R4[2]	Class R5[2]	Class 1[2]
Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual returns — 1 year	51.33%	59.11%	59.24%	59.96%	60.24%	60.18%

Average annual returns — Since inception	–4.35%	–3.05%	–2.98%	–2.68%	–2.41%	–2.40%

Cumulative returns — 1 year	51.33%	59.11%	59.24%	59.96%	60.24%	60.18%

Cumulative returns — Since inception	–13.79%	–9.82%	–9.59%	–8.68%	–7.82%	–7.79%

Cumulative returns — 6 months	3.54%	9.01%	8.96%	9.17%	9.30%	9.25%

Performance figures assume all distributions are reinvested. Returns at public offering price (POP) reflect a sales charge on Class A shares of 5%. Sales charges are not applicable for Class R1, Class R3, Class R4, Class R5 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until December 31, 2010. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A — 1.43%, Class R1 — 1.59%, Class R3 — 1.49%, Class R4 — 1.24% and Class R5 — 0.94%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 2.70%, Class R1 — 6.07%, Class R3 — 7.31%, Class R4 — 6.89% and Class R5 — 8.20%. For Class 1, the net expenses equal the gross expenses and are as follows: Class 1 — 0.99%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Since inception performance is calculated with an opening price on the inception date of the Portfolio.

1 NAV represents net asset value and POP represents public offering price.

2 For certain types of investors as described in the Portfolio’s Class R1, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

Semiannual report | Lifecycle 2045 Portfolio	5

John Hancock
Lifecycle 2040 Portfolio

Goal and strategy

To seek high total return until the Fund’s target retirement date. Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire in 2040.

Asset Allocation

Equity	% of Total

Emerging Markets	6%

International Large Cap	16%

International Small Cap	3%

Large Blend	3%

Natural Resources	3%

Small Growth	1%

Small Value	1%

U.S. Large Cap	43%

U.S. Mid Cap	12%

U.S. Small Cap	7%

Fixed Income	% of Total

Bank Loan	1%

High Yield Bond	1%

Intermediate Bond	1%

Multi-Sector Bond	1%

U.S. Government
& Agency	1%

As a percentage of net assets on February 28, 2010.

Portfolio results

For the six months ended February 28, 2010, John Hancock Lifecycle 2040 Portfolio’s Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares returned 9.00%, 8.88%, 8.98%, 9.05%, 9.30% and 9.39%, respectively, at net asset value. In comparison, the Portfolio’s benchmark index, the Standard & Poor’s 500 Index, returned 9.32% and the average target-date 2036–2040 portfolio returned 7.70%, according to Morningstar, Inc.1

Performance review

The John Hancock Lifecycle 2040 Portfolio posted strong absolute results and performed in line with its benchmark. Our equity manager allocations were a positive contributor to relative results, led primarily by our U.S. small-cap and international equity managers.

Specifically, within international equities, six of the seven managers outperformed their asset class benchmark. The International Small Cap Fund (Templeton) contributed to performance due to its stock selection across European apparel stocks and Asian bank stocks. The Emerging Markets Value Fund (DFA) outperformed, driven by the fund’s investments in small-cap and deep-value stocks. The Natural Resources Fund (Wellington) added to relative results, helped by the fund’s underweight to ExxonMobil and strong stock picking within the metals and mining and the paper and forest products industries. The Value & Restructuring Fund (Columbia) contributed positively due to its strong stock selection within the energy and materials sectors, most notably among coal and mining stocks. Conversely, the Large Cap Value Fund (BlackRock) detracted from results due to the fund’s stock selection decisions across the industrials, energy and materials sectors as well as an underweight to the consumer discretionary sector.

Within fixed income, our overall manager contribution was neutral. However, the Portfolio did benefit from the multi-sector bond funds, which outperformed the Barclays Capital U.S. Aggregate Bond Index due to a greater exposure to credit securities.

Over the period, our overall asset-allocation mix slightly detracted from results. There were several asset classes that contributed positively to performance, including emerging-markets, U.S. mid-cap and U.S. small-cap equities and to a lesser degree high-yield bonds and floating-rate loans. However, these positives were more than offset by the Portfolio’s exposures to international large-cap and international small-cap equities, which detracted from relative performance.

1Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

Past performance is no guarantee of future results.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE... AND WHAT’S BEHIND THE NUMBERS

Natural Resources	▲	Good stock selection
Fund (Wellington)

Emerging Markets	▲	Small-cap and deep value investments
Value Fund (DFA)

Large Cap Value Fund	▼	Stock selection in select sectors and an underweight to
(BlackRock)		consumer discretionary

Subadviser shown in parentheses

6	Lifecycle 2040 Portfolio | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Lifecycle 2040 Portfolio Class A shares for the period indicated. For comparison, we’ve shown the same investment in the S&P 500 Index.

	Class R1[2]	Class R3[2]	Class R4[2]	Class R5[2]	Class 1[2]

Period beginning	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Ending value	$9,028	$9,040	$9,132	$9,227	$9,231

Index	8,636	8,636	8,636	8,636	8,636

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Portfolio’s Class R1, Class R3, Class R4, Class R5 and Class 1 shares, respectively, as of February 28, 2010. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Performance chart

Total returns with maximum sales charge for the period ended February 28, 2010.

	Class A	Class R1[2]	Class R3[2]	Class R4[2]	Class R5[2]	Class 1[2]

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual returns — 1 year	51.51%	59.11%	59.36%	59.77%	60.25%	60.18%

Average annual returns — Since inception	–4.28%	–3.02%	–2.98%	–2.68%	–2.38%	–2.37%

Cumulative returns — 1 year	51.51%	59.11%	59.36%	59.77%	60.25%	60.18%

Cumulative returns — Since inception	–13.60%	–9.72%	–9.60%	–8.68%	–7.73%	–7.69%

Cumulative returns — 6 months	3.54%	8.88%	8.98%	9.05%	9.30%	9.39%

Performance figures assume all distributions are reinvested. Returns at public offering price (POP) reflect a sales charge on Class A shares of 5%. Sales charges are not applicable for Class R1, Class R3, Class R4, Class R5 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until December 31, 2010. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A — 1.43%, Class R1 — 1.58%, Class R3 — 1.48%, Class R4 — 1.23% and Class R5 — 0.93%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 2.41%, Class R1 — 5.37%, Class R3 — 2.76%, Class R4 — 7.59% and Class R5 — 3.34%. For Class 1, the net expenses equal the gross expenses and are as follows: Class 1 — 0.98%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Since inception performance is calculated with an opening price on the inception date of the Portfolio.

1 NAV represents net asset value and POP represents public offering price.

2 For certain types of investors as described in the Portfolio’s Class R1, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

Semiannual report | Lifecycle 2040 Portfolio	7

John Hancock
Lifecycle 2035 Portfolio

Goal and strategy

To seek high total return until the Fund’s target retirement date. Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire in 2035.

Asset Allocation

Equity	% of Total

Emerging Markets	6%

International Large Cap	16%

International Small Cap	3%

Large Blend	3%

Natural Resources	3%

Small Growth	1%

Small Value	1%

U.S. Large Cap	43%

U.S. Mid Cap	12%

U.S. Small Cap	7%

Fixed Income	% of Total

Bank Loan	1%

High Yield Bond	1%

Intermediate Bond	1%

Multi-Sector Bond	1%

U.S. Government
& Agency	1%

As a percentage of net assets on February 28, 2010.

Portfolio results

For the six months ended February 28, 2010, John Hancock Lifecycle 2035 Portfolio’s Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares returned 9.13%, 8.86%, 9.04%, 9.16%, 9.28% and 9.24%, respectively, at net asset value. In comparison, the Portfolio’s benchmark index, the Standard & Poor’s 500 Index, returned 9.32% and the average target-date 2031–2035 portfolio returned 7.73%, according to Morningstar, Inc.1

Performance review

The John Hancock Lifecycle 2035 Portfolio posted strong absolute results and performed in line with its benchmark. Our equity manager allocations were a positive contributor to relative results, led primarily by our U.S. small-cap and international equity managers.

Specifically, within international equities, six of the seven managers outperformed their asset class benchmark. The International Small Cap Fund (Templeton) contributed to performance due to its stock selection across European apparel stocks and Asian bank stocks. The Emerging Markets Value Fund (DFA) outperformed, driven by the fund’s investments in small-cap and deep-value stocks. The Natural Resources Fund (Wellington) added to relative results, helped by the fund’s underweight to ExxonMobil and solid stock picking within the metals and mining and the paper and forest products industries. The Value & Restructuring Fund (Columbia) contributed due to its strong stock selection within the energy and materials sectors, most notably among coal and mining stocks. Conversely, the Large Cap Value Fund (BlackRock) detracted from results due to the fund’s stock selection decisions across the industrials, energy and materials sectors as well as an underweight to the consumer discretionary sector.

Within fixed income, our overall manager contribution was neutral. However, the Portfolio did benefit from the multi-sector bond funds, which outperformed the Barclays Capital U.S. Aggregate Bond Index due to a greater exposure to credit securities.

Over the period, our overall asset-allocation mix slightly detracted from results. There were several asset classes that contributed positively to performance, including emerging-market, U.S. mid-cap and U.S. small-cap equities and to a lesser degree high-yield bonds and floating-rate loans. However, these positives were more than offset by the Portfolio’s exposures to international large-cap and international small-cap equities, which detracted from relative performance.

1Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

Past performance is no guarantee of future results.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE... AND WHAT’S BEHIND THE NUMBERS

Natural Resources	▲	Good stock selection
Fund (Wellington)

Emerging Markets	▲	Small-cap and deep value investments
Value Fund (DFA)

Large Cap Value Fund	▼	Stock selection in select sectors and an underweight to
(BlackRock)		consumer discretionary

Subadviser shown in parentheses

8	Lifecycle 2035 Portfolio | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Lifecycle 2035 Portfolio Class A shares for the period indicated. For comparison, we’ve shown the same investment in the S&P 500 Index.

	Class R1[2]	Class R3[2]	Class R4[2]	Class R5[2]	Class 1[2]

Period beginning	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Ending value	$9,024	$9,053	$9,138	$9,223	$9,228

Index	8,636	8,636	8,636	8,636	8,636

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Portfolio’s Class R1, Class R3, Class R4, Class R5 and Class 1 shares, respectively, as of February 28, 2010. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Performance chart

Total returns with maximum sales charge for the period ended February 28, 2010.

	Class A	Class R1[2]	Class R3[2]	Class R4[2]	Class R5[2]	Class 1[2]

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual returns — 1 year	51.54%	59.11%	59.36%	59.96%	60.24%	60.17%

Average annual returns — Since inception	–4.29%	–3.03%	–2.94%	–2.66%	–2.39%	–2.38%

Cumulative returns — 1 year	51.54%	59.11%	59.36%	59.96%	60.24%	60.17%

Cumulative returns — Since inception	–13.62%	–9.76%	–9.47%	–8.62%	–7.77%	–7.72%

Cumulative returns — 6 months	3.67%	8.86%	9.04%	9.16%	9.28%	9.24%

Performance figures assume all distributions are reinvested. Returns at public offering price (POP) reflect a sales charge on Class A shares of 5%. Sales charges are not applicable for Class R1, Class R3, Class R4, Class R5 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until December 31, 2010. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A — 1.42%, Class R1 — 1.57%, Class R3 — 1.52%, Class R4 — 1.22% and Class R5 — 0.92%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 2.09%, Class R1 — 5.29%, Class R3 — 5.27%, Class R4 — 10.07% and Class R5 — 7.98%. For Class 1, the net expenses equal the gross expenses and are as follows: Class 1 — 0.97%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Since inception performance is calculated with an opening price on the inception date of the Portfolio.

1 NAV represents net asset value and POP represents public offering price.

2 For certain types of investors as described in the Portfolio’s Class R1, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

Semiannual report | Lifecycle 2035 Portfolio	9

John Hancock
Lifecycle 2030 Portfolio

Goal and strategy

To seek high total return until the Fund’s target retirement date. Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire in 2030.

Asset Allocation

Equity	% of Total

Emerging Markets	6%

International Large Cap	15%

International Small Cap	2%

Large Blend	3%

Natural Resources	3%

Real Estate	1%

Small Growth	1%

Small Value	1%

U.S. Large Cap	43%

U.S. Mid Cap	12%

U.S. Small Cap	6%

Fixed Income	% of Total

Bank Loan	1%

High Yield Bond	2%

Intermediate Bond	1%

Multi-Sector Bond	1%

U.S. Government
& Agency	2%

As a percentage of net assets on February 28, 2010.

Portfolio results

For the six months ended February 28, 2010, John Hancock Lifecycle 2030 Portfolio’s Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares returned 9.06%, 8.94%, 8.85%, 8.99%, 9.26% and 9.35%, respectively, at net asset value. In comparison, the Standard & Poor’s 500 Index returned 9.32%, the Barclays Capital U.S. Aggregate Bond Index returned 3.19% and a blended index —90% S&P 500 Index/10% Barclays Capital U.S. Aggregate Bond Index — returned 8.74% over the same period. At the same time, the average target-date 2026–2030 portfolio returned 7.39%, according to Morningstar, Inc.1

Performance review

The John Hancock Lifecycle 2030 Portfolio’s outperformance of the blended index was primarily attributable to our overall manager allocations. Our equity managers were the primary contributors to positive performance over the period. The Value & Restructuring Fund (Columbia) contributed due to its strong stock selection within the energy and materials sectors, most notably among coal and mining stocks. The Natural Resources Fund (Wellington) added to relative results, helped by the fund’s underweight to ExxonMobil and strong stock picking within the metals and mining and the paper and forest products industries. The Emerging Markets Value Fund (DFA) also outperformed, driven by the fund’s investments in small-cap and deep-value stocks. The Small Cap Intrinsic Value Fund (MFC Global (U.S.)) contributed to results due to its stock selection across most sectors, most notably information technology, health care and consumer discretionary. Conversely, the Large Cap Value Fund (BlackRock) detracted from results due to the fund’s stock selection decisions across the industrials, energy and materials sectors as well as an underweight to the consumer discretionary sector.

Within fixed income, our overall manager contribution was neutral. However, the Portfolio did benefit from the multi-sector bond funds which outperformed the Barclays Capital U.S. Aggregate Bond Index due to a greater exposure to credit securities.

Over the period, our overall asset-allocation mix slightly detracted from results. There were several asset classes that contributed to performance, including emerging-market and U.S. mid-cap equities and to a lesser degree high-yield bonds and floating-rate loans. However, these positives were more than offset by the Portfolio’s exposures to international large-cap and international small-cap equities, which detracted from relative performance.

1Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

Past performance is no guarantee of future results.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE... AND WHAT’S BEHIND THE NUMBERS

Value & Restructuring	▲	Stock selection in energy and materials
Fund (Columbia)

Emerging Markets	▲	Small-cap and deep value investments
Value Fund (DFA)

Large Cap Value Fund	▼	Stock selection in select sectors and an underweight to
(BlackRock)		consumer discretionary

Subadviser shown in parentheses

10	Lifecycle 2030 Portfolio | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Lifecycle 2030 Portfolio Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended Index and two separate indexes.

	Class R1[3]	Class R3[3]	Class R4[3]	Class R5[3]	Class 1[3]

Period beginning	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Ending value	$8,991	$9,009	$9,100	$9,191	$9,197

Index 1	8,636	8,636	8,636	8,636	8,636

Index 2	12,267	12,267	12,267	12,267	12,267

Index 3[2]	8,986	8,986	8,986	8,986	8,986

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Portfolio’s Class R1, Class R3, Class R4, Class R5 and Class 1 shares, respectively, as of February 28, 2010. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index — Index 1 — is an unmanaged index that includes 500 widely traded common stocks.

Barclays Capital U.S. Aggregate Bond Index — Index 2 — is an unmanaged index of dollar-denominated and non-convertible investment grade debt issues.

Standard & Poor’s 500/Barclays Capital U.S. Aggregate Bond Index Blend — Index 3 — is comprised of 90% Standard & Poor’s 500 Index and 10% Barclays Capital U.S. Aggregate Bond Index.

The Portfolio has added the returns of separate indexes to show the individual returns of broad-based securities market indexes.

Performance chart

Total returns with maximum sales charge for the period ended February 28, 2010.

	Class A	Class R1[3]	Class R3[3]	Class R4[3]	Class R5[3]	Class 1[3]

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual returns — 1 year	51.12%	58.80%	58.87%	59.27%	59.97%	59.90%

Average annual returns — Since inception	–4.35%	–3.13%	–3.08%	–2.79%	–2.50%	–2.47%

Cumulative returns — 1 year	51.12%	58.80%	58.87%	59.27%	59.97%	59.90%

Cumulative returns — Since inception	–13.80%	–10.09%	–9.91%	–9.00%	–8.09%	–8.03%

Cumulative returns — 6 months	3.59%	8.94%	8.85%	8.99%	9.26%	9.35%

Performance figures assume all distributions are reinvested. Returns at public offering price (POP) reflect a sales charge on Class A shares of 5%. Sales charges are not applicable for Class R1, Class R3, Class R4, Class R5 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until December 31, 2010. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A — 1.41%, Class R1 — 1.56%, Class R3 — 1.51%, Class R4 — 1.21% and Class R5 — 0.91%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.86%, Class R1 — 3.84%, Class R3 — 3.89%, Class R4 — 6.23% and Class R5 — 2.41%. For Class 1, the net expenses equal the gross expenses and are as follows: Class 1 — 0.96%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Since inception performance is calculated with an opening price on the inception date of the Portfolio.

1 NAV represents net asset value and POP represents public offering price.

2 Since inception returns for the index begin on the month end closest to the actual inception date of the Portfolio.

3 For certain types of investors as described in the Portfolio’s Class R1, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

Semiannual report | Lifecycle 2030 Portfolio	11

John Hancock
Lifecycle 2025 Portfolio

Goal and strategy

To seek high total return until the Fund’s target retirement date. Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire in 2025.

Asset Allocation

Equity	% of Total

Emerging Markets	5%

International Large Cap	13%

International Small Cap	2%

Large Blend	3%

Natural Resources	2%

Real Estate	1%

Small Growth	1%

Small Value	1%

U.S. Large Cap	43%

U.S. Mid Cap	10%

U.S. Small Cap	4%

Fixed Income	% of Total

Bank Loan	2%

Global Bond	1%

High Yield Bond	4%

Intermediate Bond	3%

Multi-Sector Bond	2%

U.S. Government
& Agency	3%

As a percentage of net assets on February 28, 2010.

Portfolio results

For the six months ended February 28, 2010, John Hancock Lifecycle 2025 Portfolio’s Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares returned 9.09%, 8.98%, 9.02%, 9.30%, 9.30% and 9.26%, respectively, at net asset value. In comparison, the Standard & Poor’s 500 Index returned 9.32%, the Barclays Capital U.S. Aggregate Bond Index returned 3.19% and a blended index — 90% S&P 500 Index/10% Barclays Capital U.S. Aggregate Bond Index —returned 8.74% over the same period. At the same time, the average target-date 2021–2025 portfolio returned 7.48%, according to Morningstar, Inc.1

Performance review

The outperformance of John Hancock Lifecycle 2025 Portfolio versus the blended index was primarily attributable to our overall manager allocations. Our equity managers were the primary contributors to positive performance over the period. Value & Restructuring Fund (Columbia) contributed due to its strong stock selection within the energy and materials sectors, most notably among coal and mining stocks. Natural Resources Fund (Wellington) added to relative results, helped by the fund’s underweight to ExxonMobil and strong stock picking within the metals and mining and the paper and forest products industries. Emerging Markets Value Fund (DFA) outperformed, driven by the fund’s investments in small-cap and deep-value stocks. Small Cap Intrinsic Value Fund (MFC Global (U.S.)) contributed to results due to its stock selection across most sectors, most notably information technology, health care, and consumer discretionary. Conversely, Large Cap Value Fund (BlackRock) detracted from results due to the fund’s stock selection decisions across the industrials, energy and materials sectors as well as an underweight to the consumer discretionary sector.

The contribution to performance from our overall fixed income manager allocations was slightly positive. Performance within fixed income was led by the multi-sector bond funds, such as Strategic Income Opportunities Fund (MFC Global (U.S.)), as they outperformed the Barclays Capital U.S. Aggregate Bond Index due to the funds’ greater exposure to credit securities.

Our overall asset-allocation mix slightly detracted from results. There were several asset classes that contributed to performance, including emerging-market and U.S. mid-cap equities and to a lesser degree high-yield bonds and floating-rate loans. However, these positives were offset by the Portfolio’s exposures to international large-cap and international small-cap equities, which detracted from relative performance.

1Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

Past performance is no guarantee of future results.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE... AND WHAT’S BEHIND THE NUMBERS

Value & Restructuring	▲	Stock selection in energy and materials
Fund (Columbia)

Emerging Markets	▲	Small-cap and deep value investments
Value Fund (DFA)

Large Cap Value Fund	▼	Stock selection in select sectors and an underweight to
(BlackRock)		consumer discretionary

Subadviser shown in parentheses

12	Lifecycle 2025 Portfolio | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Lifecycle 2025 Portfolio Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended index and two separate indexes.

	Class R1[3]	Class R3[3]	Class R4[3]	Class R5[3]	Class 1[3]

Period beginning	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Ending value	$9,150	$9,179	$9,270	$9,351	$9,359

Index 1	8,636	8,636	8,636	8,636	8,636

Index 2	12,267	12,267	12,267	12,267	12,267

Index 3[2]	8,986	8,986	8,986	8,986	8,986

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Portfolio’s Class R1, Class R3, Class R4, Class R5 and Class 1 shares, respectively, as of February 28, 2010. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index — Index 1 — is an unmanaged index that includes 500 widely traded common stocks.

Barclays Capital U.S. Aggregate Bond Index — Index 2 — is an unmanaged index of dollar-denominated and non-convertible investment grade debt issues.

Standard & Poor’s 500/Barclays Capital U.S. Aggregate Bond Index Blend — Index 3 — is comprised of 90% Standard & Poor’s 500 Index and 10% Barclays Capital U.S. Aggregate Bond Index.

The Portfolio has added the returns of separate indexes to show the individual returns of broad-based securities market indexes.

Performance chart

Total returns with maximum sales charge for the period ended February 28, 2010.

	Class A	Class R1[3]	Class R3[3]	Class R4[3]	Class R5[3]	Class 1[3]

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual returns — 1 year	49.83%	57.36%	57.61%	58.01%	58.51%	58.44%

Average annual returns — Since inception	–3.81%	–2.63%	–2.53%	–2.24%	–1.99%	–1.96%

Cumulative returns — 1 year	49.83%	57.36%	57.61%	58.01%	58.51%	58.44%

Cumulative returns — Since inception	–12.17%	–8.50%	–8.21%	–7.30%	–6.49%	–6.41%

Cumulative returns — 6 months	3.69%	8.98%	9.02%	9.30%	9.30%	9.26%

Performance figures assume all distributions are reinvested. Returns at public offering price (POP) reflect a sales charge on Class A shares of 5%. Sales charges are not applicable for Class R1, Class R3, Class R4, Class R5 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until December 31, 2010. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A — 1.40%, Class R1 — 1.55%, Class R3 — 1.50%, Class R4 — 1.20% and Class R5 — 0.90%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.77%, Class R1 — 4.06%, Class R3 — 2.90%, Class R4 — 8.43% and Class R5 — 5.06%. For Class 1, the net expenses equal the gross expenses and are as follows: Class 1 — 0.95%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Since inception performance is calculated with an opening price on the inception date of the Portfolio.

1 NAV represents net asset value and POP represents public offering price.

2 Since inception returns for the index begin on the month end closest to the actual inception date of the Portfolio.

3 For certain types of investors as described in the Portfolio’s Class R1, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

Semiannual report | Lifecycle 2025 Portfolio	13

John Hancock
Lifecycle 2020 Portfolio

Goal and strategy

To seek high total return until the Fund’s target retirement date. Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire in 2020.

Asset Allocation

Equity	% of Total

Emerging Markets	4%

International Large Cap	9%

International Small Cap	1%

Large Blend	3%

Natural Resources	2%

Real Estate	2%

U.S. Large Cap	42%

U.S. Mid Cap	8%

U.S. Small Cap	3%

Fixed Income	% of Total

Bank Loan	4%

Global Bond	1%

High Yield Bond	7%

Intermediate Bond	5%

Multi-Sector Bond	4%

U.S. Government
& Agency	5%

As a percentage of net assets on February 28, 2010.

Portfolio results

For the six months ended February 28, 2010, John Hancock Lifecycle 2020 Portfolio’s Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares returned 9.05%, 9.06%, 9.11%, 9.13%, 9.39% and 9.34%, respectively, at net asset value. In comparison, the Standard & Poor’s 500 Index returned 9.32%, the Barclays Capital U.S. Aggregate Bond Index returned 3.19% and a blended index — 80% S&P 500 Index/20% Barclays Capital U.S. Aggregate Bond Index — returned 8.14% over the same period. At the same time, the average target-date 2016–2020 portfolio returned 6.63%, according to Morningstar, Inc.1

Performance review

The outperformance of John Hancock Lifecycle 2020 Portfolio versus the blended index was attributable to our overall asset-allocation mix as well as our overall manager allocations. The largest positive contributors to relative performance across our equity allocations included emerging-market and U.S. mid-cap equities and to a lesser degree U.S. real estate equities. These positives were offset by the Portfolio’s allocation to international large-cap and international small-cap equities. Fixed income provided very strong relative results. Specifically, our allocations to non-investment-grade sectors, such as high-yield bonds and floating-rate loans, added significant value to performance, as credit spreads continued to tighten throughout the second half of 2009. Additionally, the Portfolio’s exposure to Treasury Inflation-Protected Securities benefited relative results as investors’ inflation expectations increased.

Our equity managers contributed to performance during the period. Value & Restructuring Fund (Columbia) contributed due to its strong stock selection within the energy and materials sectors, most notably among coal and mining stocks. Natural Resources Fund (Wellington) added to relative results, helped by the fund’s underweight to ExxonMobil and strong stock picking within the metals and mining and the paper and forest products industries. Emerging Markets Value Fund (DFA) outperformed, driven by the fund’s investments in small-cap and deep-value stocks. Conversely, Large Cap Value Fund (BlackRock) detracted from results due to the fund’s stock selection decisions across the industrials, energy and materials sectors as well as an underweight to the consumer discretionary sector.

Our overall fixed-income manager allocations also contributed to performance. Total Return Fund (PIMCO) added to relative results due to continued recovery in their investment-grade corporate bond positions as well as the fund’s duration and yield curve positioning. The multi-sector bond funds, such as Strategic Income Opportunities Fund (MFC Global (U.S.)), outperformed the Barclays Capital U.S. Aggregate Bond Index due to greater exposure to credit securities.

1Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

Past performance is no guarantee of future results.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE... AND WHAT’S BEHIND THE NUMBERS
Value & Restructuring	▲	Stock selection in energy and materials
Fund (Columbia)

Total Return Fund	▲	Duration and yield curve positioning
(PIMCO)

Large Cap Value Fund	▼	Stock selection in select sectors and an underweight to
(BlackRock)		consumer discretionary
Subadviser shown in parentheses

14	Lifecycle 2020 Portfolio | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Lifecycle 2020 Portfolio Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended index and two separate indexes.

	Class R1[3]	Class R3[3]	Class R4[3]	Class R5[3]	Class 1[3]

Period beginning	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Ending value	$9,454	$9,472	$9,555	$9,659	$9,667

Index 1	8,636	8,636	8,636	8,636	8,636

Index 2	12,267	12,267	12,267	12,267	12,267

Index 3[2]	9,343	9,343	9,343	9,343	9,343

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Portfolio’s Class R1, Class R3, Class R4, Class R5 and Class 1 shares, respectively, as of February 28, 2010. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index — Index 1 — is an unmanaged index that includes 500 widely traded common stocks.

Barclays Capital U.S. Aggregate Bond Index — Index 2 — is an unmanaged index of dollar-denominated and non-convertible investment grade debt issues.

Standard & Poor’s 500/Barclays Capital U.S. Aggregate Bond Index Blend — Index 3 — is comprised of 80% Standard & Poor’s 500 Index and 20% Barclays Capital U.S. Aggregate Bond Index.

The Portfolio has added the returns of separate indexes to show the individual returns of broad-based securities market indexes.

Performance chart

Total returns with maximum sales charge for the period ended February 28, 2010.

	Class A	Class R1[3]	Class R3[3]	Class R4[3]	Class R5[3]	Class 1[3]
Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual returns — 1 year	47.23%	54.92%	54.98%	55.21%	55.77%	55.71%

Average annual returns — Since inception	–2.94%	–1.67%	–1.61%	–1.35%	–1.03%	–1.01%

Cumulative returns — 1 year	47.23%	54.92%	54.98%	55.21%	55.77%	55.71%

Cumulative returns — Since inception	–9.48%	–5.46%	–5.28%	–4.45%	–3.41%	–3.33%

Cumulative returns — 6 months	3.65%	9.06%	9.11%	9.13%	9.39%	9.34%

Performance figures assume all distributions are reinvested. Returns at public offering price (POP) reflect a sales charge on Class A shares of 5%. Sales charges are not applicable for Class R1, Class R3, Class R4, Class R5 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until December 31, 2010. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A — 1.38%, Class R1 — 1.53%, Class R3 — 1.48%, Class R4 — 1.18% and Class R5 — 0.88%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.63%, Class R1 — 2.88%, Class R3 — 3.06%, Class R4 — 8.02% and Class R5 — 2.73%. For Class 1, the net expenses equal the gross expenses and are as follows: Class 1 — 0.93%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Since inception performance is calculated with an opening price on the inception date of the Portfolio.

1 NAV represents net asset value and POP represents public offering price.

2 Since inception returns for the index begin on the month end closest to the actual inception date of the Portfolio.

3 For certain types of investors as described in the Portfolio’s Class R1, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

Semiannual report | Lifecycle 2020 Portfolio	15

John Hancock
Lifecycle 2015 Portfolio

Goal and strategy

To seek high total return until the Fund’s target retirement date. Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire in 2015.

Asset Allocation

Equity	% of Total

Emerging Markets	4%

International Large Cap	7%

Large Blend	3%

Natural Resources	2%

Real Estate	2%

U.S. Large Cap	37%

U.S. Mid Cap	4%

U.S. Small Cap	3%

Fixed Income	% of Total

Bank Loan	4%

Global Bond	2%

High Yield Bond	9%

Intermediate Bond	10%

Multi-Sector Bond	8%

U.S. Government
& Agency	5%

As a percentage of net assets on February 28, 2010.

Portfolio results

For the six months ended February 28, 2010, John Hancock Lifecycle 2015 Portfolio’s Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares returned 8.69%, 8.69%, 8.74%, 8.76%, 9.03% and 8.98%, respectively, at net asset value. In comparison, the Standard & Poor’s 500 Index returned 9.32%, the Barclays Capital U.S. Aggregate Bond Index returned 3.19% and a blended index — 70% S&P 500 Index/30% Barclays Capital U.S. Bond Aggregate Index — returned 7.54% over the same period. At the same time, the average target-date 2011–2015 portfolio returned 6.72%, according to Morningstar, Inc.1

Performance review

The outperformance of John Hancock Lifecycle 2015 Portfolio versus the blended index was attributable to our overall asset-allocation mix as well as our overall manager allocations. The largest positive contributors to relative performance across our equity allocations included emerging-market and U.S. mid-cap equities and to a lesser degree U.S. real estate equities. These positives were offset by the Portfolio’s allocation to international large-cap equities. Fixed income provided very strong relative results. Allocations to non-investment-grade sectors, such as high-yield bonds and floating-rate loans, added significantly to performance, as credit spreads continued to tighten throughout the second half of 2009. Additionally, the Portfolio’s exposure to Treasury Inflation-Protected Securities benefited relative results as investors’ inflation expectations increased.

Our fixed-income managers were the primary contributors to positive performance during the period. Total Return Fund (PIMCO) added to relative results due to continued recovery in their investment-grade corporate bond positions as well as the fund’s duration and yield curve positioning. The multi-sector bond funds, such as Strategic Income Opportunities Fund (MFC Global (U.S.)), outperformed the Barclays Capital U.S. Aggregate Bond Index due to greater exposure to credit securities. Despite the underperformance of the global bond asset class, Global Bond Fund (PIMCO) significantly outpaced its benchmark, resulting in an overall positive contribution.

The contribution to performance from our equity manager allocations was slightly positive. Value & Restructuring Fund (Columbia) contributed due to its strong stock selection within the energy and materials sectors, most notably among coal and mining stocks. Natural Resources Fund (Wellington) added to relative results, helped by an underweight to ExxonMobil and solid stock picking within the metals and mining and the paper and forest products industries. Conversely, Large Cap Value Fund (BlackRock) detracted from results due to stock selection decisions across the industrials, energy and materials sectors as well as an underweight to consumer discretionary.

1Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

Past performance is no guarantee of future results.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE... AND WHAT’S BEHIND THE NUMBERS

Total Return Fund	▲	Duration and yield curve positioning
(PIMCO)

Multi-sector bond	▲	Exposure to credit securities
funds

Large Cap Value Fund	▼	Stock selection in select sectors and an underweight to
(BlackRock)		consumer discretionary

Subadviser shown in parentheses

16	Lifecycle 2015 Portfolio | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Lifecycle 2015 Portfolio Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended index and two separate indexes.

	Class R1[3]	Class R3[3]	Class R4[3]	Class R5[3]	Class 1[3]

Period beginning	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Ending value	$9,664	$9,683	$9,766	$9,873	$9,879

Index 1	8,636	8,636	8,636	8,636	8,636

Index 2	12,267	12,267	12,267	12,267	12,267

Index 3[2]	9,705	9,705	9,705	9,705	9,705

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Portfolio’s Class R1, Class R3, Class R4, Class R5 and Class 1 shares, respectively, as of February 28, 2010. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index — Index 1 — is an unmanaged index that includes 500 widely traded common stocks.

Barclays Capital U.S. Aggregate Bond Index — Index 2 — is an unmanaged index of dollar-denominated and non-convertible investment grade debt issues.

Standard & Poor’s 500/Barclays Capital U.S. Aggregate Bond Index Blend — Index 3 — is comprised of 70% Standard & Poor’s 500 Index and 30% Barclays Capital U.S. Aggregate Bond Index.

The Portfolio has added the returns of separate indexes to show the individual returns of broad-based securities market indexes.

Performance chart

Total returns with maximum sales charge for the period ended February 28, 2010.

	Class A	Class R1[3]	Class R3[3]	Class R4[3]	Class R5[3]	Class 1[3]

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual returns — 1 year	42.99%	50.40%	50.46%	50.68%	51.23%	51.17%

Average annual returns — Since inception	–2.30%	–1.02%	–0.96%	–0.71%	–0.38%	–0.36%

Cumulative returns — 1 year	42.99%	50.40%	50.46%	50.68%	51.23%	51.17%

Cumulative returns — Since inception	–7.47%	–3.36%	–3.17%	–2.34%	–1.27%	–1.21%

Cumulative returns — 6 months	3.26%	8.69%	8.74%	8.76%	9.03%	8.98%

Performance figures assume all distributions are reinvested. Returns at public offering price (POP) reflect a sales charge on Class A shares of 5%. Sales charges are not applicable for Class R1, Class R3, Class R4, Class R5 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until December 31, 2010. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A — 1.37%, Class R1 — 1.52%, Class R3 — 1.47%, Class R4 — 1.17% and Class R5 — 0.87%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.79%, Class R1 — 5.89%, Class R3 — 3.35%, Class R4 — 6.10% and Class R5 — 5.80%. For Class 1, the net expenses equal the gross expenses and are as follows: Class 1 — 0.92%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Since inception performance is calculated with an opening price on the inception date of the Portfolio.

1 NAV represents net asset value and POP represents public offering price.

2 Since inception returns for the index begin on the month end closest to the actual inception date of the Portfolio.

3 For certain types of investors as described in the Portfolio’s Class R1, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

Semiannual report | Lifecycle 2015 Portfolio	17

John Hancock
Lifecycle 2010 Portfolio

Goal and strategy

To seek high total return until the Fund’s target retirement date. Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire in 2010.

Asset Allocation

Equity	% of Total

Emerging Markets	2%

International Large Cap	7%

Large Blend	1%

Natural Resources	2%

Real Estate	2%

U.S. Large Cap	33%

U.S. Mid Cap	3%

U.S. Small Cap	2%

Fixed Income	% of Total

Bank Loan	5%

Global Bond	3%

High Yield Bond	10%

Intermediate Bond	15%

Multi-Sector Bond	11%

U.S. Government
& Agency	4%

As a percentage of net assets on February 28, 2010.

Portfolio results

For the six months ended February 28, 2010, John Hancock Lifecycle 2010 Portfolio’s Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares returned 8.38%, 8.38%, 8.30%, 8.57%, 8.61% and 8.69%, respectively, at net asset value. In comparison, the Standard & Poor’s 500 Index returned 9.32%, the Barclays Capital U.S. Aggregate Bond Index returned 3.19% and a blended index — 60% S&P 500 Index/40% Barclays Capital U.S. Aggregate Bond Index — returned 6.93% over the same period. At the same time, the average target-date 2000–2010 portfolio returned 6.28%, according to Morningstar, Inc.1

Performance review

The outperformance of John Hancock Lifecycle 2010 Portfolio versus the blended index was attributable to our overall asset-allocation mix as well as our overall manager allocations. The largest contributors to relative performance across our equity allocations included emerging-market and U.S. mid-cap equities and to a lesser degree U.S. real estate equities. These positives were offset by the Portfolio’s allocation to international large-cap equities. Fixed income provided very strong relative results. Allocations to non-investment-grade sectors, such as high-yield bonds and floating-rate loans, added significant value to performance, as credit spreads continued to tighten throughout the second half of 2009. Additionally, the Portfolio’s exposure to Treasury Inflation-Protected Securities benefited relative results as investors’ inflation expectations increased.

Our fixed-income managers were the primary contributors to performance during the period. Total Return Fund (PIMCO) added to relative results due to continued recovery in their investment-grade corporate bond positions as well as the fund’s duration and yield curve positioning. The multi-sector bond funds, such as Strategic Income Opportunities Fund (MFC Global (U.S.)), outperformed the Barclays Capital U.S. Aggregate Bond Index due to greater exposure to credit securities. Despite the under-performance of the global bond asset class, Global Bond Fund (PIMCO) significantly outpaced its benchmark, resulting in an overall positive contribution.

The contribution to performance from our equity manager allocations was slightly positive. Value & Restructuring Fund (Columbia) contributed due to its strong stock selection within the energy and materials sectors, most notably among coal and mining stocks. Natural Resources Fund (Wellington) added to relative results, helped by an underweight to ExxonMobil and solid stock picking within the metals and mining and the paper and forest products industries. Conversely, Large Cap Value Fund (BlackRock) detracted from results due to stock selection decisions across the industrials, energy and materials sectors as well as an underweight to consumer discretionary.

1Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

Past performance is no guarantee of future results.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE... AND WHAT’S BEHIND THE NUMBERS

Total Return Fund	▲	Duration and yield curve positioning
(PIMCO)

Multi-sector bond	▲	Exposure to credit securities
funds

Large Cap Value Fund	▼	Stock selection in select sectors and an underweight to
(BlackRock)		consumer discretionary

Subadviser shown in parentheses

18	Lifecycle 2010 Portfolio | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Lifecycle 2010 Portfolio Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended index and two separate indexes.

	Class R1[3]	Class R3[3]	Class R4[3]	Class R5[3]	Class 1[3]

Period beginning	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Ending value	$9,909	$9,928	$10,035	$10,122	$10,136

Index 1	8,636	8,636	8,636	8,636	8,636

Index 2	12,267	12,267	12,267	12,267	12,267

Index 3[1]	10,063	10,063	10,063	10,063	10,063

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Portfolio’s Class R1, Class R3, Class R4, Class R5 and Class 1 shares, respectively, as of February 28, 2010. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index — Index 1 — is an unmanaged index that includes 500 widely traded common stocks.

Barclays Capital U.S. Aggregate Bond Index — Index 2 — is an unmanaged index of dollar-denominated and non-convertible investment grade debt issues.

Standard & Poor’s 500/Barclays Capital U.S. Aggregate Bond Index Blend — Index 3 — is comprised of 60% Standard & Poor’s 500 Index and 40% Barclays Capital U.S. Aggregate Bond Index.

The Portfolio has added the returns of separate indexes to show the individual returns of broad-based securities market indexes.

Performance chart

Total returns with maximum sales charge for the period ended February 28, 2010.

	Class A	Class R1[3]	Class R3[3]	Class R4[3]	Class R5[3]	Class 1[3]

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual returns — 1 year	38.66%	45.90%	45.96%	46.51%	46.74%	46.85%

Average annual returns — Since inception	–1.58%	–0.27%	–0.22%	0.11%	0.36%	0.40%

Cumulative returns — 1 year	38.66%	45.90%	45.96%	46.51%	46.74%	46.85%

Cumulative returns — Since inception	–5.18%	–0.91%	–0.72%	0.35%	1.22%	1.36%

Cumulative returns — 6 months	2.97%	8.38%	8.30%	8.57%	8.61%	8.69%

Performance figures assume all distributions are reinvested. Returns at public offering price (POP) reflect a sales charge on Class A shares of 5%. Sales charges are not applicable for Class R1, Class R3, Class R4, Class R5 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until December 31, 2010. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A — 1.37%, Class R1 — 1.52%, Class R3 — 1.47%, Class R4 — 1.17% and Class R5 — 0.87%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.95%, Class R1 — 10.67%, Class R3 — 3.07%, Class R4 —12.66% and Class R5 — 6.59%. For Class 1, the net expenses equal the gross expenses and are as follows: Class 1 — 0.92%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Since inception performance is calculated with an opening price on the inception date of the Portfolio.

1 Since inception returns for the index begin on the month end closest to the actual inception date of the Portfolio.

2 NAV represents net asset value and POP represents public offering price.

3 For certain types of investors as described in the Portfolio’s Class R1, Class R3, Class R4, Class R5 and Class 1 share prospectuses. .

Semiannual report | Lifecycle 2010 Portfolio	19

Your expenses

As a shareholder of a John Hancock Lifecyle Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Portfolio expenses. In addition to the operating expenses which each Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the operating expenses of the affiliated underlying funds in which the Portfolio invests. Because the affiliated underlying funds have varied operating expenses and transaction costs and the Portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (September 1, 2009 through February 28, 2010).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

20	Lifecycle Portfolios | Semiannual report

Shareholder expense example chart

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		9-1-09	2-28-10	9-1-09–2-28-10	Expense Ratio[2]
Lifecycle 2045 Portfolio

Class A	Actual	$1,000.00	$1,090.10	$3.32	0.64%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.21	0.64%

Class R1	Actual	1,000.00	1,090.10	3.89	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.76	0.75%

Class R3	Actual	1,000.00	1,089.60	3.42	0.66%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.31	0.66%

Class R4	Actual	1,000.00	1,091.70	2.07	0.40%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.01	0.40%

Class R5	Actual	1,000.00	1,093.00	0.52	0.10%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.50	0.10%

Class 1	Actual	1,000.00	1,092.50	0.83	0.16%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	0.80	0.16%
Lifecycle 2040 Portfolio

Class A	Actual	$1,000.00	$1,090.00	$3.21	0.62%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.11	0.62%

Class R1	Actual	1,000.00	1,088.80	3.88	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.76	0.75%

Class R3	Actual	1,000.00	1,089.80	3.37	0.65%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.26	0.65%

Class R4	Actual	1,000.00	1,090.50	2.07	0.40%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.01	0.40%

Class R5	Actual	1,000.00	1,093.00	0.52	0.10%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.50	0.10%

Class 1	Actual	1,000.00	1,093.90	0.78	0.15%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.75	0.15%
Lifecycle 2035 Portfolio

Class A	Actual	$1,000.00	$1,091.30	$3.16	0.61%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.06	0.61%

Class R1	Actual	1,000.00	1,088.60	3.88	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.76	0.75%

Class R3	Actual	1,000.00	1,090.40	3.63	0.70%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.51	0.70%

Class R4	Actual	1,000.00	1,091.60	2.07	0.40%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.01	0.40%

Class R5	Actual	1,000.00	1,092.80	0.52	0.10%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.50	0.10%

Class 1	Actual	1,000.00	1,092.40	0.78	0.15%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.75	0.15%

Semiannual report | Lifecycle Portfolios	21

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		9-1-09	2-28-10	9-1-09–2-28-10	Expense Ratio[2]
Lifecycle 2030 Portfolio

Class A	Actual	$1,000.00	$1,090.60	$3.11	0.60%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.01	0.60%

Class R1	Actual	1,000.00	1,089.40	3.83	0.74%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.71	0.74%

Class R3	Actual	1,000.00	1,088.50	3.57	0.69%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.46	0.69%

Class R4	Actual	1,000.00	1,089.90	2.02	0.39%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.90	1.96	0.39%

Class R5	Actual	1,000.00	1,092.60	0.47	0.09%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.45	0.09%

Class 1	Actual	1,000.00	1,093.50	0.73	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.70	0.14%
Lifecycle 2025 Portfolio

Class A	Actual	$1,000.00	$1,090.90	$3.11	0.60%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.01	0.60%

Class R1	Actual	1,000.00	1,089.80	3.83	0.74%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.71	0.74%

Class R3	Actual	1,000.00	1,090.20	3.58	0.69%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.46	0.69%

Class R4	Actual	1,000.00	1,093.00	2.02	0.39%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.90	1.96	0.39%

Class R5	Actual	1,000.00	1,093.00	0.47	0.09%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.45	0.09%

Class 1	Actual	1,000.00	1,092.60	0.73	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.70	0.14%
Lifecycle 2020 Portfolio

Class A	Actual	$1,000.00	$1,090.50	$3.06	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.96	0.59%

Class R1	Actual	1,000.00	1,090.60	3.84	0.74%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.71	0.74%

Class R3	Actual	1,000.00	1,091.10	3.58	0.69%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.46	0.69%

Class R4	Actual	1,000.00	1,091.30	2.02	0.39%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.90	1.96	0.39%

Class R5	Actual	1,000.00	1,093.90	0.47	0.09%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.45	0.09%

Class 1	Actual	1,000.00	1,093.40	0.73	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.70	0.14%

22	Lifecycle Portfolios | Semiannual report

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		9-1-09	2-28-10	9-1-09–2-28-10	Expense Ratio[2]
Lifecycle 2015 Portfolio

Class A	Actual	$1,000.00	$1,086.90	$3.10	0.60%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.01	0.60%

Class R1	Actual	1,000.00	1,086.90	3.83	0.74%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.71	0.74%

Class R3	Actual	1,000.00	1,087.40	3.57	0.69%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.46	0.69%

Class R4	Actual	1,000.00	1,087.60	2.02	0.39%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.90	1.96	0.39%

Class R5	Actual	1,000.00	1,090.30	0.47	0.09%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.45	0.09%

Class 1	Actual	1,000.00	1,089.80	0.73	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.70	0.14%
Lifecycle 2010 Portfolio

Class A	Actual	$1,000.00	$1,083.80	$3.10	0.60%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.01	0.60%

Class R1	Actual	1,000.00	1,083.80	3.82	0.74%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.71	0.74%

Class R3	Actual	1,000.00	1,083.00	3.56	0.69%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.46	0.69%

Class R4	Actual	1,000.00	1,085.70	2.02	0.39%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.90	1.96	0.39%

Class R5	Actual	1,000.00	1,086.10	0.47	0.09%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.45	0.09%

Class 1	Actual	1,000.00	1,086.90	0.72	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.70	0.14%

1 Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181) and divided by 365 (to reflect the one-half year period).

2 Lifecycle Portfolios’ expense ratios do not include fees and expenses indirectly incurred by the underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

Period	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle
ended	2045	2040	2035	2030	2025	2020	2015	2010
2/28/10	0.48%–1.18%	0.48%–1.18%	0.48%–1.18%	0.48%–1.18%	0.48%–1.18%	0.48%–1.18%	0.48%–1.13%	0.48%–1.08%

Semiannual report | Lifecycle Portfolios	23

Portfolio’s investments

Investment companies

Underlying Funds’ Investment Managers

American Century Management, Inc.	(American Century)
BlackRock Investment Management, LLC	(BlackRock)
Columbia Management Advisors, LLC	(Columbia)
Davis Advisors	(Davis)
Declaration Management/	(Declaration)
John Hancock Advisers
Deutsche Asset Management	(Deutsche)
Dimensional Fund Advisors, Inc.	(DFA)
Franklin®Templeton®	(Templeton)
Frontier Capital Management Company	(Frontier)
Grantham, Mayo, Van Otterloo & Co.	(GMO)
Jennison Associates LLC	(Jennison)
Invesco AIM Management Company	(Invesco AIM)
Marsico Capital Management, LLC	(Marsico)
MFC Global Investment Management	(MFC Global U.S.A.)
(U.S.A.) Limited
MFC Global Investment Management	(MFC Global U.S.)
(U.S.), LLC
Morgan Stanley Investment
Management, Inc.	(Morgan Stanley)
Pacific Investment Management Company	(PIMCO)
Perimeter Capital Management, LLC	(Perimeter)
RiverSource Investments, LLC	(RiverSource)
SSgA Funds Management, Inc.	(SSgA)
Stone Harbor Investment Partners, LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Inc.	(Wells Capital)
Western Asset Management Company	(WAMCO)

Lifecycle 2045 Portfolio

Securities owned by the Portfolio on 2-28-10 (Unaudited)

	Shares	Value
Affiliated investment companies

JOHN HANCOCK FUNDS (G) — 0.79%

Small Cap Intrinsic Value, Class NAV
(MFC Global U.S.) (A)	197,045	$2,124,146

JOHN HANCOCK FUNDS II (G) — 97.33%

Alpha Opportunities, Class NAV (Wellington)	737,311	8,029,315

Blue Chip Growth, Class NAV (T. Rowe Price)	739,116	12,690,629

Capital Appreciation, Class NAV (Jennison)	1,227,480	12,017,029

Emerging Markets Value, Class NAV (DFA)	1,663,978	17,039,140

Equity-Income, Class NAV (T. Rowe Price)	216,244	2,694,401

Floating Rate Income, Class NAV (WAMCO)	213,390	2,020,801

Fundamental Value, Class NAV (Davis)	697,729	9,349,572

Global Bond, Class NAV (PIMCO)	57,209	680,784

Global High Yield, Class NAV (Stone Harbor)	94,210	943,040

Global Real Estate, Class NAV (Deutsche)	149,216	949,017

High Yield, Class NAV (WAMCO)	191,115	1,643,585

Index 500, Class NAV (MFC Global U.S.A.) (A)	7,703,943	62,941,212

International Equity Index, Class NAV (SSgA)	1,754,606	27,249,033

International Opportunities, Class NAV (Marsico)	418,653	5,053,139

International Small Cap, Class NAV (Templeton)	269,859	3,475,777

International Small Company, Class NAV (DFA)	492,447	3,481,597

International Value, Class NAV (Templeton)	389,982	5,054,172

Large Cap Value, Class NAV (BlackRock)	474,074	8,002,371

Mid Cap Index, Class NAV (MFC Global U.S.A.) (A)	667,815	10,885,381

Mid Cap Stock, Class NAV (Wellington)	571,420	8,165,585

Mid Cap Value Equity, Class NAV (RiverSource)	313,911	2,586,625

Mid Value, Class NAV (T. Rowe Price)	419,701	5,712,130

Multi-Sector Bond, Class NAV (Stone Harbor)	66,892	673,600

Natural Resources, Class NAV (Wellington)	389,365	7,577,033

Real Return Bond, Class NAV (PIMCO)	218,170	2,694,401

Small Cap Growth, Class NAV (Wellington) (I)	296,213	2,802,177

Small Cap Index, Class NAV (MFC Global U.S.A.) (A)	572,904	6,170,179

Small Cap Value, Class NAV (Wellington)	200,156	2,802,177

Small Company Growth, Class NAV (Invesco AIM)	266,874	2,802,177

Small Company Value, Class NAV (T. Rowe Price)	209,298	4,472,706

Smaller Company Growth, Class NAV
(Frontier/MFC Global U.S.A. (A)/Perimeter) (I)	241,984	2,802,177

Spectrum Income, Class NAV (T. Rowe Price)	65,271	673,600

Strategic Income Opportunities, Class NAV
(MFC Global U.S.) (A)	65,335	673,600

Total Bond Market, Class NAV (Declaration) (A)	245,295	2,536,351

U.S. High Yield Bond, Class NAV (Wells Capital)	75,807	943,040

Value & Restructuring, Class NAV (Columbia)	827,546	8,002,371

Value, Class NAV (Morgan Stanley)	232,698	2,047,745

Vista, Class NAV (American Century) (I)	570,044	4,241,128

JOHN HANCOCK FUNDS III (G) — 1.88%

International Core, Class NAV (GMO)	196,213	5,066,217

Total investments
(Cost $247,811,521) — 100.00%		$269,769,160

Other assets and liabilities, net — 0.00%		2,102

TOTAL NET ASSETS — 100.00%		$269,771,262

Percentages are stated as a percent of net assets.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund’s subadviser is shown parenthetically.

(I) Non-income producing security.

See notes to financial statements

24	Lifecycle Portfolios | Semiannual report

Lifecycle 2040 Portfolio

Securities owned by the Portfolio on 2-28-10 (Unaudited)

	Shares	Value
Affiliated investment companies

JOHN HANCOCK FUNDS (G) — 0.79%

Small Cap Intrinsic Value, Class NAV
(MFC Global U.S.) (A)	206,704	$2,228,265

JOHN HANCOCK FUNDS II (G) — 97.33%

Alpha Opportunities, Class NAV (Wellington)	771,310	8,399,570

Blue Chip Growth, Class NAV (T. Rowe Price)	773,199	13,275,830

Capital Appreciation, Class NAV (Jennison)	1,284,083	12,571,168

Emerging Markets Value, Class NAV (DFA)	1,740,804	17,825,829

Equity-Income, Class NAV (T. Rowe Price)	226,216	2,818,648

Floating Rate Income, Class NAV (WAMCO)	223,230	2,113,986

Fundamental Value, Class NAV (Davis)	729,904	9,780,707

Global Bond, Class NAV (PIMCO)	60,022	714,257

Global High Yield, Class NAV (Stone Harbor)	98,631	987,301

Global Real Estate, Class NAV (Deutsche)	156,553	995,678

High Yield, Class NAV (WAMCO)	199,927	1,719,375

Index 500, Class NAV (MFC Global U.S.A.) (A)	8,059,193	65,843,607

International Equity Index, Class NAV (SSgA)	1,835,616	28,507,109

International Opportunities, Class NAV (Marsico)	437,982	5,286,440

International Small Cap, Class NAV (Templeton)	282,302	3,636,055

International Small Company, Class NAV (DFA)	515,183	3,642,341

International Value, Class NAV (Templeton)	407,988	5,287,521

Large Cap Value, Class NAV (BlackRock)	495,935	8,371,383

Mid Cap Index, Class NAV (MFC Global U.S.A.) (A)	698,610	11,387,336

Mid Cap Stock, Class NAV (Wellington)	597,869	8,543,555

Mid Cap Value Equity, Class NAV (RiverSource)	328,563	2,707,359

Mid Value, Class NAV (T. Rowe Price)	439,055	5,975,533

Multi-Sector Bond, Class NAV (Stone Harbor)	69,976	704,662

Natural Resources, Class NAV (Wellington)	407,341	7,926,862

Real Return Bond, Class NAV (PIMCO)	228,747	2,825,023

Small Cap Growth, Class NAV (Wellington) (I)	309,872	2,931,393

Small Cap Index, Class NAV (MFC Global U.S.A.) (A)	599,322	6,454,703

Small Cap Value, Class NAV (Wellington)	209,385	2,931,393

Small Company Growth, Class NAV (Invesco AIM)	279,180	2,931,393

Small Company Value, Class NAV (T. Rowe Price)	218,950	4,678,955

Smaller Company Growth, Class NAV
(Frontier/MFC Global U.S.A. (A)/Perimeter) (I)	253,143	2,931,393

Spectrum Income, Class NAV (T. Rowe Price)	68,313	704,985

Strategic Income Opportunities, Class NAV
(MFC Global U.S.) (A)	68,347	704,662

Total Bond Market, Class NAV (Declaration) (A)	257,356	2,661,058

U.S. High Yield Bond, Class NAV (Wells Capital)	79,303	986,527

Value & Restructuring, Class NAV (Columbia)	866,748	8,381,458

Value, Class NAV (Morgan Stanley)	243,429	2,142,172

Vista, Class NAV (American Century) (I)	598,534	4,453,092

JOHN HANCOCK FUNDS III (G) — 1.88%

International Core, Class NAV (GMO)	205,272	5,300,119

Total investments
(Cost $264,555,588) — 100.00%		$282,268,703

Other assets and liabilities, net — 0.00%		247

TOTAL NET ASSETS — 100.00%		$282,268,950

Percentages are stated as a percent of net assets.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund’s subadviser is shown parenthetically.

(I) Non-income producing security.

Lifecycle 2035 Portfolio

Securities owned by the Portfolio on 2-28-10 (Unaudited)

	Shares	Value
Affiliated investment companies

JOHN HANCOCK FUNDS (G) — 0.80%

Small Cap Intrinsic Value, Class NAV
(MFC Global U.S.) (A)	279,605	$3,014,141

JOHN HANCOCK FUNDS II (G) — 97.32%

Alpha Opportunities, Class NAV (Wellington)	1,028,524	11,200,629

Blue Chip Growth, Class NAV (T. Rowe Price)	1,031,043	17,703,008

Capital Appreciation, Class NAV (Jennison)	1,712,294	16,763,358

Emerging Markets Value, Class NAV (DFA)	2,321,814	23,775,372

Equity-Income, Class NAV (T. Rowe Price)	301,653	3,758,600

Floating Rate Income, Class NAV (WAMCO)	297,672	2,818,950

Fundamental Value, Class NAV (Davis)	973,309	13,042,343

Global Bond, Class NAV (PIMCO)	80,061	952,722

Global High Yield, Class NAV (Stone Harbor)	131,582	1,317,131

Global Real Estate, Class NAV (Deutsche)	208,910	1,328,671

High Yield, Class NAV (WAMCO)	266,697	2,293,596

Index 500, Class NAV (MFC Global U.S.A.) (A)	10,746,745	87,800,906

International Equity Index, Class NAV (SSgA)	2,448,270	38,021,632

International Opportunities, Class NAV (Marsico)	584,162	7,050,841

International Small Cap, Class NAV (Templeton)	376,444	4,848,595

International Small Company, Class NAV (DFA)	687,130	4,858,007

International Value, Class NAV (Templeton)	544,158	7,052,282

Large Cap Value, Class NAV (BlackRock)	661,318	11,163,043

Mid Cap Index, Class NAV (MFC Global U.S.A.) (A)	931,579	15,184,739

Mid Cap Stock, Class NAV (Wellington)	798,781	11,414,576

Mid Cap Value Equity, Class NAV (RiverSource)	438,559	3,613,723

Mid Value, Class NAV (T. Rowe Price)	585,469	7,968,233

Multi-Sector Bond, Class NAV (Stone Harbor)	93,479	941,334

Natural Resources, Class NAV (Wellington)	543,295	10,572,528

Real Return Bond, Class NAV (PIMCO)	305,117	3,768,198

Small Cap Growth, Class NAV (Wellington) (I)	413,266	3,909,498

Small Cap Index, Class NAV (MFC Global U.S.A.) (A)	799,182	8,607,195

Small Cap Value, Class NAV (Wellington)	279,210	3,908,944

Small Company Growth, Class NAV (Invesco AIM)	372,280	3,908,944

Small Company Value, Class NAV (T. Rowe Price)	291,964	6,239,277

Smaller Company Growth, Class NAV
(Frontier/MFC Global U.S.A. (A)/Perimeter) (I)	337,560	3,908,944

Spectrum Income, Class NAV (T. Rowe Price)	91,120	940,355

Strategic Income Opportunities, Class NAV
(MFC Global U.S.) (A)	91,576	944,150

Total Bond Market, Class NAV (Declaration) (A)	344,842	3,565,665

U.S. High Yield Bond, Class NAV (Wells Capital)	105,777	1,315,863

Value & Restructuring, Class NAV (Columbia)	1,156,086	11,179,350

Value, Class NAV (Morgan Stanley)	324,606	2,856,536

Vista, Class NAV (American Century) (I)	797,791	5,935,567

JOHN HANCOCK FUNDS III (G) — 1.88%

International Core, Class NAV (GMO)	273,783	7,069,087

Total investments
(Cost $355,994,025) — 100.00%		$376,516,533

Other assets and liabilities, net — (0.00%)		(7,510)

TOTAL NET ASSETS — 100.00%		$376,509,023

Percentages are stated as a percent of net assets.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund’s subadviser is shown parenthetically.

(I) Non-income producing security.

See notes to financial statements

Semiannual report | Lifecycle Portfolios	25

Lifecycle 2030 Portfolio

Securities owned by the Portfolio on 2-28-10 (Unaudited)

	Shares	Value
Affiliated investment companies

JOHN HANCOCK FUNDS (G) — 0.71%

Small Cap Intrinsic Value, Class NAV
(MFC Global U.S.) (A)	327,699	$3,532,600

JOHN HANCOCK FUNDS II (G) — 97.55%

Alpha Opportunities, Class NAV (Wellington)	1,355,964	14,766,450

Blue Chip Growth, Class NAV (T. Rowe Price)	1,363,368	23,409,021

Capital Appreciation, Class NAV (Jennison)	2,265,002	22,174,368

Emerging Markets Value, Class NAV (DFA)	2,919,282	29,893,449

Equity-Income, Class NAV (T. Rowe Price)	396,357	4,938,612

Floating Rate Income, Class NAV (WAMCO)	625,801	5,926,335

Fundamental Value, Class NAV (Davis)	1,286,250	17,235,756

Global Bond, Class NAV (PIMCO)	167,791	1,996,715

Global High Yield, Class NAV (Stone Harbor)	281,277	2,815,581

Global Real Estate, Class NAV (Deutsche)	234,453	1,491,124

High Yield, Class NAV (WAMCO)	534,059	4,592,909

Index 500, Class NAV (MFC Global U.S.A.) (A)	14,011,876	114,477,029

International Equity Index, Class NAV (SSgA)	3,053,448	47,420,054

International Opportunities, Class NAV (Marsico)	705,868	8,519,823

International Small Cap, Class NAV (Templeton)	448,616	5,778,176

International Small Company, Class NAV (DFA)	818,724	5,788,382

International Value, Class NAV (Templeton)	657,528	8,521,565

Large Cap Value, Class NAV (BlackRock)	874,790	14,766,450

Mid Cap Index, Class NAV (MFC Global U.S.A.) (A)	1,163,452	18,964,270

Mid Cap Stock, Class NAV (Wellington)	998,818	14,273,113

Mid Cap Value Equity, Class NAV (RiverSource)	545,405	4,494,137

Mid Value, Class NAV (T. Rowe Price)	732,990	9,975,996

Multi-Sector Bond, Class NAV (Stone Harbor)	201,076	2,024,831

Natural Resources, Class NAV (Wellington)	685,798	13,345,632

Real Estate Equity, Class NAV (T. Rowe Price)	208,840	1,273,921

Real Return Bond, Class NAV (PIMCO)	639,820	7,901,779

Small Cap Growth, Class NAV (Wellington) (I)	485,508	4,592,909

Small Cap Index, Class NAV (MFC Global U.S.A.) (A)	936,557	10,086,718

Small Cap Value, Class NAV (Wellington)	328,065	4,592,909

Small Company Growth, Class NAV (Invesco AIM)	437,420	4,592,909

Small Company Value, Class NAV (T. Rowe Price)	342,028	7,309,146

Smaller Company Growth, Class NAV
(Frontier/MFC Global U.S.A. (A)/Perimeter) (I)	396,624	4,592,909

Spectrum Income, Class NAV (T. Rowe Price)	196,205	2,024,831

Strategic Income Opportunities, Class NAV
(MFC Global U.S.) (A)	196,395	2,024,831

Total Bond Market, Class NAV (Declaration) (A)	718,639	7,430,729

U.S. High Yield Bond, Class NAV (Wells Capital)	226,287	2,815,009

Value & Restructuring, Class NAV (Columbia)	1,527,037	14,766,450

Value, Class NAV (Morgan Stanley)	404,068	3,555,801

Vista, Class NAV (American Century) (I)	998,402	7,428,118

JOHN HANCOCK FUNDS III (G) — 1.73%

International Core, Class NAV (GMO)	330,824	8,541,867

Total investments
(Cost $468,227,313) — 99.99%		$494,653,214

Other assets and liabilities, net — 0.01%		36,436

TOTAL NET ASSETS — 100.00%		$494,689,650

Percentages are stated as a percent of net assets.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund’s subadviser is shown parenthetically.

(I) Non-income producing security.

Lifecycle 2025 Portfolio

Securities owned by the Portfolio on 2-28-10 (Unaudited)

	Shares	Value
Affiliated investment companies

JOHN HANCOCK FUNDS (G) — 0.61%

Small Cap Intrinsic Value, Class NAV
(MFC Global U.S.) (A)	331,487	$3,573,427

JOHN HANCOCK FUNDS II (G) — 98.31%

Alpha Opportunities, Class NAV (Wellington)	1,617,466	17,614,205

Blue Chip Growth, Class NAV (T. Rowe Price)	1,540,511	26,450,567

Capital Appreciation, Class NAV (Jennison)	2,701,794	26,450,567

Emerging Markets Value, Class NAV (DFA)	3,092,774	31,670,006

Equity-Income, Class NAV (T. Rowe Price)	469,655	5,851,895

Floating Rate Income, Class NAV (WAMCO)	1,390,366	13,166,765

Fundamental Value, Class NAV (Davis)	1,537,214	20,598,672

Global Bond, Class NAV (PIMCO)	372,583	4,433,737

Global High Yield, Class NAV (Stone Harbor)	386,146	3,865,319

Global Real Estate, Class NAV (Deutsche)	583,080	3,708,392

High Yield, Class NAV (WAMCO)	1,309,632	11,262,833

Index 500, Class NAV (MFC Global U.S.A.) (A)	16,760,631	136,934,351

International Equity Index, Class NAV (SSgA)	3,517,505	54,626,854

International Opportunities, Class NAV (Marsico)	525,418	6,341,795

International Small Cap, Class NAV (Templeton)	399,819	5,149,668

International Small Company, Class NAV (DFA)	729,997	5,161,077

International Value, Class NAV (Templeton)	489,436	6,343,092

Large Cap Value, Class NAV (BlackRock)	1,001,894	16,911,978

Mid Cap Index, Class NAV (MFC Global U.S.A.) (A)	1,367,776	22,294,756

Mid Cap Stock, Class NAV (Wellington)	974,071	13,919,468

Mid Cap Value Equity, Class NAV (RiverSource)	541,120	4,458,831

Mid Value, Class NAV (T. Rowe Price)	713,751	9,714,146

Multi-Sector Bond, Class NAV (Stone Harbor)	441,652	4,447,441

Natural Resources, Class NAV (Wellington)	734,698	14,297,218

Real Estate Equity, Class NAV (T. Rowe Price)	400,598	2,443,650

Real Return Bond, Class NAV (PIMCO)	1,421,513	17,555,686

Small Cap Growth, Class NAV (Wellington) (I)	427,007	4,039,485

Small Cap Index, Class NAV (MFC Global U.S.A.) (A)	668,322	7,197,831

Small Cap Value, Class NAV (Wellington)	271,695	3,803,732

Small Company Growth, Class NAV (Invesco AIM)	384,864	4,041,077

Small Company Value, Class NAV (T. Rowe Price)	301,221	6,437,085

Smaller Company Growth, Class NAV
(Frontier/MFC Global U.S.A. (A)/Perimeter) (I)	348,688	4,037,808

Spectrum Income, Class NAV (T. Rowe Price)	430,954	4,447,441

Strategic Income Opportunities, Class NAV
(MFC Global U.S.) (A)	432,827	4,462,448

Total Bond Market, Class NAV (Declaration) (A)	1,234,971	12,769,599

Total Return, Class NAV (PIMCO)	264,759	3,748,992

U.S. High Yield Bond, Class NAV (Wells Capital)	620,971	7,724,883

Value & Restructuring, Class NAV (Columbia)	1,749,852	16,921,070

Value, Class NAV (Morgan Stanley)	412,293	3,628,175

Vista, Class NAV (American Century) (I)	972,252	7,233,552

JOHN HANCOCK FUNDS III (G) — 1.08%

International Core, Class NAV (GMO)	246,251	6,358,204

Total investments
(Cost $554,108,313) — 100.00%		$586,097,778

Other assets and liabilities, net — (0.00%)		(15,779)

TOTAL NET ASSETS — 100.00%		$586,081,999

Percentages are stated as a percent of net assets.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund’s subadviser is shown parenthetically.

(I) Non-income producing security.

See notes to financial statements

26	Lifecycle Portfolios | Semiannual report

Lifecycle 2020 Portfolio

Securities owned by the Portfolio on 2-28-10 (Unaudited)

	Shares	Value
Affiliated investment companies

JOHN HANCOCK FUNDS (G) — 0.47%

Small Cap Intrinsic Value, Class NAV
(MFC Global U.S.) (A)	252,661	$2,723,681

JOHN HANCOCK FUNDS II (G) — 98.97%

Alpha Opportunities, Class NAV (Wellington)	1,507,019	16,411,439

Blue Chip Growth, Class NAV (T. Rowe Price)	1,593,052	27,352,711

Capital Appreciation, Class NAV (Jennison)	2,793,944	27,352,711

Emerging Markets Value, Class NAV (DFA)	2,512,990	25,733,018

Equity-Income, Class NAV (T. Rowe Price)	465,094	5,795,066

Floating Rate Income, Class NAV (WAMCO)	2,245,817	21,267,892

Fundamental Value, Class NAV (Davis)	1,327,676	17,790,852

Global Bond, Class NAV (PIMCO)	658,782	7,839,503

Global High Yield, Class NAV (Stone Harbor)	717,870	7,185,882

Global Real Estate, Class NAV (Deutsche)	934,250	5,941,831

High Yield, Class NAV (WAMCO)	2,237,165	19,239,619

Index 500, Class NAV (MFC Global U.S.A.) (A)	15,902,739	129,925,373

International Equity Index, Class NAV (SSgA)	2,871,222	44,590,073

International Opportunities, Class NAV (Marsico)	270,057	3,259,589

International Small Cap, Class NAV (Templeton)	202,467	2,607,780

International Small Company, Class NAV (DFA)	370,030	2,616,113

International Value, Class NAV (Templeton)	251,563	3,260,255

Large Cap Value, Class NAV (BlackRock)	1,026,496	17,327,247

Mid Cap Index, Class NAV (MFC Global U.S.A.) (A)	956,364	15,588,727

Mid Cap Stock, Class NAV (Wellington)	820,576	11,726,034

Mid Cap Value Equity, Class NAV (RiverSource)	407,905	3,361,138

Mid Value, Class NAV (T. Rowe Price)	553,533	7,533,586

Multi-Sector Bond, Class NAV (Stone Harbor)	880,482	8,866,451

Natural Resources, Class NAV (Wellington)	632,763	12,313,566

Real Estate Equity, Class NAV (T. Rowe Price)	674,586	4,114,977

Real Return Bond, Class NAV (PIMCO)	2,228,871	27,526,563

Small Cap Growth, Class NAV (Wellington) (I)	429,408	4,062,199

Small Cap Index, Class NAV (MFC Global U.S.A.) (A)	602,644	6,490,474

Small Company Value, Class NAV (T. Rowe Price)	138,301	2,955,484

Spectrum Income, Class NAV (T. Rowe Price)	859,152	8,866,451

Strategic Income Opportunities, Class NAV
(MFC Global U.S.) (A)	629,532	6,490,474

Total Bond Market, Class NAV (Declaration) (A)	1,558,548	16,115,382

Total Return, Class NAV (PIMCO)	1,027,590	14,550,680

U.S. High Yield Bond, Class NAV (Wells Capital)	1,029,509	12,807,096

Value & Restructuring, Class NAV (Columbia)	1,794,146	17,349,390

Value, Class NAV (Morgan Stanley)	322,680	2,839,582

Vista, Class NAV (American Century) (I)	703,319	5,232,697

JOHN HANCOCK FUNDS III (G) — 0.56%

International Core, Class NAV (GMO)	126,569	3,268,022

Total investments
(Cost $544,151,755) — 100.00%		$580,279,608

Other assets and liabilities, net — (0.00%)		(4,205)

TOTAL NET ASSETS — 100.00%		$580,275,403

Percentages are stated as a percent of net assets.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund’s subadviser is shown parenthetically.

(I) Non-income producing security.

Lifecycle 2015 Portfolio

Securities owned by the Portfolio on 2-28-10 (Unaudited)

	Shares	Value
Affiliated investment companies

JOHN HANCOCK FUNDS II (G) — 99.12%

Alpha Opportunities, Class NAV (Wellington)	1,055,620	$11,495,706

Blue Chip Growth, Class NAV (T. Rowe Price)	808,614	13,883,898

Capital Appreciation, Class NAV (Jennison)	1,418,171	13,883,898

Emerging Markets Value, Class NAV (DFA)	1,426,619	14,608,581

Equity-Income, Class NAV (T. Rowe Price)	324,862	4,047,784

Floating Rate Income, Class NAV (WAMCO)	1,761,021	16,676,869

Fundamental Value, Class NAV (Davis)	857,888	11,495,706

Global Bond, Class NAV (PIMCO)	753,423	8,965,736

Global High Yield, Class NAV (Stone Harbor)	711,698	7,124,099

Global Real Estate, Class NAV (Deutsche)	731,133	4,650,004

High Yield, Class NAV (WAMCO)	1,854,450	15,948,268

Index 500, Class NAV (MFC Global U.S.A.) (A)	11,068,236	90,427,484

International Equity Index, Class NAV (SSgA)	1,227,551	19,063,869

International Opportunities, Class NAV (Marsico)	299,308	3,612,653

International Value, Class NAV (Templeton)	278,811	3,613,391

Large Cap Value, Class NAV (BlackRock)	448,422	7,569,355

Mid Cap Index, Class NAV (MFC Global U.S.A.) (A)	249,291	4,063,436

Mid Cap Stock, Class NAV (Wellington)	367,915	5,257,501

Mid Cap Value Equity, Class NAV (RiverSource)	201,470	1,660,115

Mid Value, Class NAV (T. Rowe Price)	252,801	3,440,616

Multi-Sector Bond, Class NAV (Stone Harbor)	956,676	9,633,725

Natural Resources, Class NAV (Wellington)	468,327	9,113,642

Real Estate Equity, Class NAV (T. Rowe Price)	625,164	3,813,499

Real Return Bond, Class NAV (PIMCO)	1,451,958	17,931,682

Small Cap Growth, Class NAV (Wellington) (I)	299,577	2,834,003

Small Cap Index, Class NAV (MFC Global U.S.A.) (A)	567,326	6,110,097

Small Company Value, Class NAV (T. Rowe Price)	113,649	2,428,670

Spectrum Income, Class NAV (T. Rowe Price)	1,117,847	11,536,183

Strategic Income Opportunities, Class NAV
(MFC Global U.S.) (A)	1,221,009	12,588,607

Total Bond Market, Class NAV (Declaration) (A)	3,004,088	31,062,270

Total Return, Class NAV (PIMCO)	678,740	9,610,954

U.S. High Yield Bond, Class NAV (Wells Capital)	1,037,977	12,912,430

Value & Restructuring, Class NAV (Columbia)	782,767	7,569,355

Value, Class NAV (Morgan Stanley)	137,993	1,214,335

Vista, Class NAV (American Century) (I)	264,499	1,967,872

JOHN HANCOCK FUNDS III (G) — 0.89%

International Core, Class NAV (GMO)	140,279	3,622,000

Total investments
(Cost $384,443,454) — 100.01%		$405,438,293

Other assets and liabilities, net — (0.01%)		(40,344)

TOTAL NET ASSETS — 100.00%		$405,397,949

Percentages are stated as a percent of net assets.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund’s subadviser is shown parenthetically.

(I) Non-income producing security.

See notes to financial statements

Semiannual report | Lifecycle Portfolios	27

Lifecycle 2010 Portfolio

Securities owned by the Portfolio on 2-28-10 (Unaudited)

	Shares	Value
Affiliated investment companies

JOHN HANCOCK FUNDS II (G) — 99.44%

Alpha Opportunities, Class NAV (Wellington)	479,668	$5,223,586

Blue Chip Growth, Class NAV (T. Rowe Price)	847,116	14,544,986

Capital Appreciation, Class NAV (Jennison)	1,485,698	14,544,986

Emerging Markets Value, Class NAV (DFA)	1,046,694	10,718,143

Equity-Income, Class NAV (T. Rowe Price)	360,745	4,494,885

Floating Rate Income, Class NAV (WAMCO)	2,118,169	20,059,057

Fundamental Value, Class NAV (Davis)	621,524	8,328,426

Global Bond, Class NAV (PIMCO)	1,142,801	13,599,337

Global High Yield, Class NAV (Stone Harbor)	886,223	8,871,091

Global Real Estate, Class NAV (Deutsche)	892,122	5,673,896

High Yield, Class NAV (WAMCO)	2,157,295	18,552,738

Index 500, Class NAV (MFC Global U.S.A.) (A)	10,968,172	89,609,960

International Equity Index, Class NAV (SSgA)	1,367,299	21,234,151

International Opportunities, Class NAV (Marsico)	211,674	2,554,911

International Value Class, NAV (Templeton)	196,414	2,545,528

Large Cap Value, Class NAV (BlackRock)	482,855	8,150,596

Mid Cap Index, Class NAV (MFC Global U.S.A.) (A)	792,876	12,923,873

Multi-Sector Bond, Class NAV (Stone Harbor)	1,220,231	12,287,730

Natural Resources, Class NAV (Wellington)	387,833	7,547,231

Real Estate Equity, Class NAV (T. Rowe Price)	738,212	4,503,092

Real Return Bond, Class NAV (PIMCO)	1,600,694	19,768,572

Small Cap Index, Class NAV (MFC Global U.S.A.) (A)	970,508	10,452,371

Spectrum Income, Class NAV (T. Rowe Price)	1,823,927	18,822,923

Strategic Income Opportunities, Class NAV
(MFC Global U.S.) (A)	1,751,445	18,057,398

Total Bond Market, Class NAV (Declaration) (A)	5,757,338	59,530,872

Total Return, Class NAV (PIMCO)	610,589	8,645,936

U.S. High Yield Bond, Class NAV (Wells Capital)	1,440,700	17,922,305

Value & Restructuring, Class NAV (Columbia)	842,874	8,150,596

JOHN HANCOCK FUNDS III (G) — 0.57%

International Core, Class NAV (GMO)	98,820	2,551,531

Total investments
(Cost $434,978,286) — 100.01%		$449,870,707

Other assets and liabilities, net — (0.01%)		(41,289)

TOTAL NET ASSETS — 100.00%		$449,829,418

Percentages are stated as a percent of net assets.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund’s subadviser is shown parenthetically.

See notes to financial statements

28	Lifecycle Portfolios | Semiannual report

.

Financial statements

Statements of assets and liabilities 2-28-10 (Unaudited)

These Statements of Assets and Liabilities are the Portfolios’ balance sheets. They show the value of what each Portfolio owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share for each Portfolio. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

	Lifecycle	Lifecycle	Lifecycle
	2045 Portfolio	2040 Portfolio	2035 Portfolio
Assets

Total investments in affiliated funds, at value (Note 7)	$269,769,160	$282,268,703	$376,516,533
Receivable for investments sold	—	—	—
Receivable for fund shares sold	763,747	597,960	695,049
Dividends and interest receivable	19,384	20,374	27,410
Receivable due from adviser	322	307	293
Other assets	28,292	27,765	27,863
Total assets	270,580,905	282,915,109	377,267,148

Liabilities

Payable for investments purchased	700,001	611,242	698,410
Payable for fund shares repurchased	75,772	2,093	24,496
Payable to affiliates:
Accounting and legal services fees	3,672	2,272	2,939
Transfer agent fees	2,138	1,280	1,321
Trustees’ fees	57	62	84
Other liabilities and accrued expenses	28,003	29,210	30,875
Total liabilities	809,643	646,159	758,125

Net assets

Capital paid-in	$265,586,037	$282,010,956	$380,464,388
Accumulated distributions in excess of net investment income	(30,102)	(28,163)	(32,545)
Accumulated net realized loss on investments	(17,742,312)	(17,426,958)	(24,445,328)
Net unrealized appreciation (depreciation) on investments	21,957,639	17,713,115	20,522,508
Net assets	$269,771,262	$282,268,950	$376,509,023
Investments in affiliated funds, at cost	$247,811,521	$264,555,588	$355,994,025

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A: Net assets	$4,538,566	$6,048,353	$7,751,832
Shares outstanding	543,934	724,412	925,589
Net asset value and redemption price per share	$8.34	$8.35	$8.38
Class R1: Net assets	$593,619	$1,199,186	$1,180,283
Shares outstanding	71,187	143,745	140,989
Net asset value, offering price and redemption price per share	$8.34	$8.34	$8.37
Class R3: Net assets	$404,400	$1,343,205	$679,741
Shares outstanding	48,485	161,177	81,160
Net asset value, offering price and redemption price per share	$8.34	$8.33	$8.38
Class R4: Net assets	$86,428	$58,892	$211,712
Shares outstanding	10,341	7,050	25,235
Net asset value, offering price and redemption price per share	$8.36	$8.35	$8.39
Class R5: Net assets	$168,297	$413,719	$272,948
Shares outstanding	20,099	49,403	32,488
Net asset value, offering price and redemption price per share	$8.37	$8.37	$8.40
Class 1: Net assets	$263,979,952	$273,205,595	$366,412,507
Shares outstanding	31,544,038	32,655,981	43,611,049
Net asset value, offering price and redemption price per share	$8.37	$8.37	$8.40

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[1]	$8.78	$8.79	$8.82

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

See notes to financial statements

Semiannual report | Lifecycle Portfolios	29

F I N A N C I A L  S T A T E M E N T S

Statements of assets and liabilities 2-28-10 (Unaudited)

Continued

	Lifecycle	Lifecycle	Lifecycle
	2030 Portfolio	2025 Portfolio	2020 Portfolio
Assets

Total investments in affiliated funds, at value (Note 7)	$494,653,214	$586,097,778	$580,279,608
Receivable for investments sold	—	—	—
Receivable for fund shares sold	1,060,992	991,504	855,344
Dividends and interest receivable	57,997	116,113	192,060
Receivable due from adviser	293	278	275
Other assets	28,638	28,426	28,330
Total assets	495,801,134	587,234,099	581,355,617

Liabilities

Payable for investments purchased	1,070,347	1,088,882	1,011,103
Payable for fund shares repurchased	2,664	20,589	29,284
Payable to affiliates:
Accounting and legal services fees	3,718	4,085	3,896
Transfer agent fees	1,498	1,459	1,568
Trustees’ fees	112	141	139
Other liabilities and accrued expenses	33,145	36,944	34,224
Total liabilities	1,111,484	1,152,100	1,080,214

Net assets

Capital paid-in	$503,890,553	$602,235,494	$592,191,184
Undistributed net investment income	9,934	124,417	300,924
Accumulated net realized loss on investments	(35,636,738)	(48,267,377)	(48,344,558)
Net unrealized appreciation (depreciation) on investments	26,425,901	31,989,465	36,127,853
Net assets	$494,689,650	$586,081,999	$580,275,403
Investments in affiliated funds, at cost	$468,227,313	$554,108,313	$544,151,755

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A: Net assets	$12,493,580	$13,392,220	$15,868,337
Shares outstanding	1,498,181	1,587,563	1,843,186
Net asset value and redemption price per share	$8.34	$8.44	$8.61
Class R1: Net assets	$1,701,068	$1,623,867	$2,336,853
Shares outstanding	204,436	193,036	271,830
Net asset value, offering price and redemption price per share	$8.32	$8.41	$8.60
Class R3: Net assets	$760,066	$1,054,397	$1,145,304
Shares outstanding	91,335	125,282	133,208
Net asset value, offering price and redemption price per share	$8.32	$8.42	$8.60
Class R4: Net assets	$92,116	$319,228	$95,291
Shares outstanding	11,072	37,930	11,093
Net asset value, offering price and redemption price per share	$8.32	$8.42	$8.59
Class R5: Net assets	$797,288	$644,038	$869,482
Shares outstanding	95,852	76,591	101,141
Net asset value, offering price and redemption price per share	$8.32	$8.41	$8.60
Class 1: Net assets	$478,845,532	$569,048,249	$559,960,136
Shares outstanding	57,583,341	67,683,653	65,147,393
Net asset value, offering price and redemption price per share	$8.32	$8.41	$8.60

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[1]	$8.78	$8.88	$9.06

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

See notes to financial statements

30	Lifecycle Portfolios | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statements of assets and liabilities 2-28-10 (Unaudited)

Continued

	Lifecycle	Lifecycle
	2015 Portfolio	2010 Portfolio
Assets

Total investments in affiliated funds, at value (Note 7)	$405,438,293	$449,870,707
Receivable for investments sold	—	649,517
Receivable for fund shares sold	842,464	1,936
Dividends and interest receivable	206,462	270,327
Receivable due from adviser	249	226
Other assets	28,713	28,312
Total assets	406,516,181	450,821,025

Liabilities

Payable for investments purchased	1,053,026	301,020
Payable for fund shares repurchased	25,568	649,214
Payable to affiliates:
Accounting and legal services fees	2,072	5,681
Transfer agent fees	1,131	863
Trustees’ fees	109	46
Other liabilities and accrued expenses	36,326	34,783
Total liabilities	1,118,232	991,607

Net assets

Capital paid-in	$420,916,035	$460,649,917
Undistributed net investment income	360,784	504,456
Accumulated net realized loss on investments	(36,873,709)	(26,217,376)
Net unrealized appreciation (depreciation) on investments	20,994,839	14,892,421
Net assets	$405,397,949	$449,829,418
Investments in affiliated funds, at cost	$384,443,454	$434,978,286

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A: Net assets	$11,500,790	$8,071,843
Shares outstanding	1,329,774	908,686
Net asset value and redemption price per share	$8.65	$8.88
Class R1: Net assets	$1,088,187	$585,090
Shares outstanding	125,953	65,971
Net asset value, offering price and redemption price per share	$8.64	$8.87
Class R3: Net assets	$1,359,190	$1,285,590
Shares outstanding	157,346	144,888
Net asset value, offering price and redemption price per share	$8.64	$8.87
Class R4: Net assets	$41,191	$69,272
Shares outstanding	4,771	7,802
Net asset value, offering price and redemption price per share	$8.63	$8.88
Class R5: Net assets	$182,621	$187,764
Shares outstanding	21,133	21,164
Net asset value, offering price and redemption price per share	$8.64	$8.87
Class 1: Net assets	$391,225,970	$439,629,859
Shares outstanding	45,283,870	49,518,242
Net asset value, offering price and redemption price per share	$8.64	$8.88

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[1]	$9.11	$9.35

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

See notes to financial statements

Semiannual report | Lifecycle Portfolios	31

F I N A N C I A L  S T A T E M E N T S

Statements of operations For the six months ended 2-28-10 (Unaudited)

These Statements of Operations summarize the Portfolios’ investment income earned and expenses directly incurred in operating each Portfolio. They also show net gains (losses) for the period stated.

	Lifecycle	Lifecycle	Lifecycle
	2045 Portfolio	2040 Portfolio	2035 Portfolio
Investment income

Total income distributions received from affiliated underlying funds	$3,584,524	$3,767,723	$5,131,803

Expenses

Investment management fees (Note 4)	73,874	77,325	104,962
Distribution and service fees (Note 4)	66,391	74,362	96,014
Transfer agent fees (Note 4)	10,276	9,220	10,238
Accounting and legal services fees (Note 4)	20,060	16,680	22,520
State registration fees (Note 4)	3,682	3,565	3,626
Professional fees	18,925	19,005	19,802
Printing and postage fees (Note 4)	595	871	814
Custodian fees	5,972	5,972	5,972
Trustees’ fees (Note 4)	1,434	1,492	1,970
Registration and filing fees	7,698	7,630	8,548
Miscellaneous	195	208	289

Total expenses before reductions and amounts recaptured	209,102	216,330	274,755

Net expense reductions and amounts recaptured (Note 4)	(14,145)	(12,665)	(13,054)
Total expenses	194,957	203,665	261,701

Net investment income	3,389,567	3,564,058	4,870,102

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in affiliated underlying funds	(1,427,704)	(1,561,834)	(2,231,767)
Capital gain distributions received from affiliated underlying funds	887,197	932,801	1,269,457
	(540,507)	(629,033)	(962,310)

Change in net unrealized appreciation (depreciation) of
Investments in affiliated underlying funds	15,729,622	16,514,361	22,713,720
	15,729,622	16,514,361	22,713,720

Net realized and unrealized gain	15,189,115	15,885,328	21,751,410

Increase in net assets from operations	$18,578,682	$19,449,386	$26,621,512

See notes to financial statements

32	Lifecycle Portfolios | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statements of operations For the six months ended 2-28-10 (Unaudited)

Continued

	Lifecycle	Lifecycle	Lifecycle
	2030 Portfolio	2025 Portfolio	2020 Portfolio
Investment income

Total income distributions received from affiliated underlying funds	$6,836,264	$9,030,542	$10,023,345

Expenses

Investment management fees (Note 4)	136,686	164,029	159,469
Distribution and service fees (Note 4)	128,916	153,013	156,585
Transfer agent fees (Note 4)	13,493	12,944	14,888
Accounting and legal services fees (Note 4)	29,274	34,978	34,302
State registration fees (Note 4)	3,811	3,769	3,677
Professional fees	20,692	21,499	21,470
Printing and postage fees (Note 4)	1,465	1,447	1,820
Custodian fees	5,972	5,972	5,972
Trustees’ fees (Note 4)	2,506	2,998	2,969
Registration and filing fees	9,524	10,387	10,377
Miscellaneous	1,028	1,250	1,239

Total expenses before reductions and amounts recaptured	353,367	412,286	412,768

Net expense reductions and amounts recaptured (Note 4)	(14,668)	(14,193)	(11,739)
Total expenses	338,699	398,093	401,029

Net investment income	6,497,565	8,632,449	9,622,316

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in affiliated underlying funds	(4,578,654)	(6,097,872)	(7,896,794)
Capital gain distributions received from affiliated underlying funds	1,674,073	2,029,791	1,961,951
	(2,904,581)	(4,068,081)	(5,934,843)

Change in net unrealized appreciation (depreciation) of
Investments in affiliated underlying funds	30,817,770	37,382,466	38,422,545
	30,817,770	37,382,466	38,422,545

Net realized and unrealized gain	27,913,189	33,314,385	32,487,702

Increase in net assets from operations	$34,410,754	$41,946,834	$42,110,018

See notes to financial statements

Semiannual report | Lifecycle Portfolios	33

F I N A N C I A L  S T A T E M E N T S

Statements of operations For the six months ended 2-28-10 (Unaudited)

Continued

	Lifecycle	Lifecycle
	2015 Portfolio	2010 Portfolio
Investment income

Total income distributions received from affiliated underlying funds	$8,114,667	$9,411,270

Expenses

Investment management fees (Note 4)	108,898	106,379
Distribution and service fees (Note 4)	109,803	101,694
Transfer agent fees (Note 4)	10,994	7,030
Accounting and legal services fees (Note 4)	23,680	25,876
State registration fees (Note 4)	3,719	3,668
Professional fees	20,127	18,949
Printing and postage fees (Note 4)	1,121	740
Custodian fees	5,972	5,972
Trustees’ fees (Note 4)	2,168	1,751
Registration and filing fees	8,754	6,864
Miscellaneous	905	735

Total expenses before reductions and amounts recaptured	296,141	279,658

Net expense reductions and amounts recaptured (Note 4)	(5,641)	(4,358)
Total expenses	290,500	275,300

Net investment income	7,824,167	9,135,970

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in affiliated underlying funds	(4,594,686)	(7,969,163)
Capital gain distributions received from affiliated underlying funds	1,604,587	1,445,483
	(2,990,099)	(6,523,680)

Change in net unrealized appreciation (depreciation) of
Investments in affiliated underlying funds	24,359,465	17,175,083
	24,359,465	17,175,083

Net realized and unrealized gain	21,369,366	10,651,403

Increase in net assets from operations	$29,193,533	$19,787,373

See notes to financial statements

34	Lifecycle Portfolios | Semiannual report

                                                                               F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Portfolios’ net assets have changed during the last two periods. They reflect income less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Portfolio share transactions.

	Lifecycle 2045 Portfolio		Lifecycle 2040 Portfolio
	Six months ended		Six months ended
	2-28-10 (Unaudited)	Year ended 8-31-09	2-28-10 (Unaudited)	Year ended 8-31-09

Increase (decrease) in net assets

From operations

Net investment income	$3,389,567	$1,644,829	$3,564,058	$1,855,589
Net realized loss	(540,507)	(15,334,198)	(629,033)	(14,656,814)
Change in net unrealized appreciation	15,729,622	15,715,759	16,514,361	11,901,094
(depreciation)
Increase (decrease) in net assets	18,578,682	2,026,390	19,449,386	(900,131)
resulting from operations

Distributions to shareholders

From net investment income
Class A	(46,943)	(10,458)	(61,245)	(14,342)
Class B	—	(420)	—	(386)
Class C	—	(336)	—	(577)
Class R	—	(493)	—	(486)
Class R1	(5,561)	(1,521)	(9,129)	(2,070)
Class R2	—	(3,979)	—	(5,309)
Class R3	(3,590)	(1,386)	(13,716)	(8,513)
Class R4	(1,521)	(1,846)	(518)	(1,802)
Class R5	(2,586)	(2,184)	(7,740)	(7,914)
Class 1	(3,415,896)	(1,616,815)	(3,556,663)	(1,817,532)
From net realized gain
Class A	(16,183)	(12,824)	(21,052)	(18,725)
Class B	—	(3,336)	—	(2,792)
Class C	—	(2,669)	—	(4,170)
Class R	—	(1,802)	—	(1,780)
Class R1	(2,179)	(2,924)	(3,564)	(4,167)
Class R2	—	(5,193)	—	(7,363)
Class R3	(1,290)	(2,241)	(4,910)	(14,509)
Class R4	(451)	(2,021)	(153)	(2,106)
Class R5	(635)	(1,806)	(1,903)	(7,037)
Class 1	(865,520)	(1,284,357)	(900,289)	(1,554,222)

Total distributions	(4,362,355)	(2,958,611)	(4,580,882)	(3,475,802)

From Portfolio share transactions	60,372,575	94,759,108	63,140,252	92,043,643
(Note 5)

Total increase	74,588,902	93,826,887	78,008,756	87,667,710

Net assets

Beginning of period	195,182,360	101,355,473	204,260,194	116,592,484

End of period	$269,771,262	$195,182,360	$282,268,950	$204,260,194

Undistributed/distribution in excess	($30,102)	$56,428	($28,163)	$56,790
of net investment income

See notes to financial statements

Semiannual report | Lifecycle Portfolios	35

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

Continued

	Lifecycle 2035 Portfolio		Lifecycle 2030 Portfolio
	Six months ended		Six months ended
	2-28-10 (Unaudited)	Year ended 8-31-09	2-28-10 (Unaudited)	Year ended 8-31-09

Increase (decrease) in net assets

From operations

Net investment income	$4,870,102	$2,639,001	$6,497,565	$3,689,045
Net realized loss	(962,310)	(20,692,683)	(2,904,581)	(29,686,745)
Change in net unrealized appreciation	22,713,720	14,096,384	30,817,770	17,612,315
Increase (decrease) in net assets	26,621,512	(3,957,298)	34,410,754	(8,385,385)
resulting from operations

Distributions to shareholders

From net investment income
Class A	(77,692)	(21,990)	(131,642)	(38,779)
Class B	—	(728)	—	(1,280)
Class C	—	(473)	—	(1,395)
Class R	—	(427)	—	(705)
Class R1	(9,922)	(2,143)	(14,717)	(3,713)
Class R2	—	(9,865)	—	(13,991)
Class R3	(6,502)	(1,970)	(7,729)	(3,975)
Class R4	(1,546)	(1,116)	(816)	(2,853)
Class R5	(5,264)	(2,251)	(14,368)	(12,166)
Class 1	(4,898,225)	(2,538,747)	(6,495,522)	(3,515,669)
From net realized gain
Class A	(26,515)	(33,645)	(44,054)	(52,607)
Class B	—	(7,217)	—	(7,892)
Class C	—	(4,692)	—	(8,601)
Class R	—	(2,020)	—	(2,620)
Class R1	(3,841)	(5,243)	(5,562)	(7,828)
Class R2	—	(16,273)	—	(20,586)
Class R3	(2,409)	(4,039)	(2,799)	(7,146)
Class R4	(454)	(1,540)	(236)	(3,553)
Class R5	(1,287)	(2,340)	(3,476)	(11,595)
Class 1	(1,233,609)	(2,515,920)	(1,616,531)	(3,176,478)

Total distributions	(6,267,266)	(5,172,639)	(8,337,452)	(6,893,432)

From Portfolio share transactions	75,948,070	122,773,760	105,414,949	150,736,677
(Note 5)

Total increase	96,302,316	113,643,823	131,488,251	135,457,860

Net assets

Beginning of period	280,206,707	166,562,884	363,201,399	227,743,539

End of period	$376,509,023	$280,206,707	$494,689,650	$363,201,399

Undistributed/distribution in excess	($32,545)	$96,504	$9,934	$177,163
of net investment income

See notes to financial statements

36	Lifecycle Portfolios | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

Continued

	Lifecycle 2025 Portfolio		Lifecycle 2020 Portfolio
	Six months ended		Six months ended
	2-28-10 (Unaudited)	Year ended 8-31-09	2-28-10 (Unaudited)	Year ended 8-31-09

Increase (decrease) in net assets

From operations

Net investment income	$8,632,449	$6,080,983	$9,622,316	$7,769,827
Net realized loss	(4,068,081)	(40,257,370)	(5,934,843)	(37,796,929)
Change in net unrealized appreciation	37,382,466	22,174,850	38,422,545	22,924,031
Increase (decrease) in net assets	41,946,834	(12,001,537)	42,110,018	(7,103,071)
resulting from operations

Distributions to shareholders

From net investment income
Class A	(167,877)	(55,614)	(265,885)	(87,934)
Class B	—	(3,718)	—	(12,077)
Class C	—	(4,283)	—	(12,203)
Class R	—	(1,370)	—	(2,983)
Class R1	(19,922)	(4,877)	(35,123)	(15,191)
Class R2	—	(14,054)	—	(25,119)
Class R3	(12,254)	(6,133)	(16,382)	(14,569)
Class R4	(4,099)	(1,929)	(1,576)	(2,851)
Class R5	(11,407)	(4,829)	(18,260)	(15,829)
Class 1	(9,127,164)	(5,650,644)	(10,678,662)	(6,927,950)
From net realized gain
Class A	(46,480)	(57,069)	(57,599)	(69,552)
Class B	—	(8,816)	—	(16,145)
Class C	—	(10,155)	—	(16,315)
Class R	—	(2,651)	—	(3,567)
Class R1	(6,092)	(6,834)	(8,231)	(14,881)
Class R2	—	(15,422)	—	(20,842)
Class R3	(3,619)	(7,734)	(3,738)	(13,309)
Class R4	(1,008)	(1,874)	(310)	(2,166)
Class R5	(2,401)	(3,812)	(3,164)	(10,298)
Class 1	(1,968,640)	(4,249,654)	(1,887,701)	(4,340,643)

Total distributions	(11,370,963)	(10,111,472)	(12,976,631)	(11,624,424)

From Portfolio share transactions	114,293,659	174,762,244	114,214,763	169,005,348
(Note 5)

Total increase	144,869,530	152,649,235	143,348,150	150,277,853

Net assets

Beginning of period	441,212,469	288,563,234	436,927,253	286,649,400

End of period	$586,081,999	$441,212,469	$580,275,403	$436,927,253

Undistributed net investment	$124,417	$834,691	$300,924	$1,694,496
income

See notes to financial statements

Semiannual report | Lifecycle Portfolios	37

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

Continued

	Lifecycle 2015 Portfolio		Lifecycle 2010 Portfolio
	Six months ended		Six months ended
	2-28-10 (Unaudited)	Year ended 8-31-09	2-28-10 (Unaudited)	Year ended 8-31-09

Increase (decrease) in net assets

From operations

Net investment income	$7,824,167	$7,831,264	$9,135,970	$4,957,500
Net realized loss	(2,990,099)	(29,816,099)	(6,523,680)	(16,389,205)
Change in net unrealized appreciation	24,359,465	15,259,424	17,175,083	6,795,537
Increase (decrease) in net assets	29,193,533	(6,725,411)	19,787,373	(4,636,168)
resulting from operations

Distributions to shareholders

From net investment income
Class A	(244,190)	(87,624)	(140,403)	(71,326)
Class B	—	(14,400)	—	(5,143)
Class C	—	(18,512)	—	(18,242)
Class R	—	(3,070)	—	(2,294)
Class R1	(20,263)	(6,036)	(8,771)	(3,341)
Class R2	—	(28,173)	—	(29,996)
Class R3	(28,413)	(13,585)	(20,105)	(21,549)
Class R4	(860)	(5,383)	(1,430)	(3,198)
Class R5	(4,495)	(11,672)	(4,780)	(5,241)
Class 1	(9,397,695)	(6,936,637)	(9,970,848)	(4,437,873)
From net realized gain
Class A	(47,258)	(51,765)	(24,119)	(35,183)
Class B	—	(12,116)	—	(3,387)
Class C	—	(15,577)	—	(12,012)
Class R	—	(2,395)	—	(1,409)
Class R1	(4,166)	(4,128)	(1,619)	(1,847)
Class R2	—	(17,153)	—	(15,066)
Class R3	(5,723)	(8,853)	(3,621)	(11,451)
Class R4	(154)	(3,075)	(225)	(1,523)
Class R5	(727)	(5,935)	(667)	(2,261)
Class 1	(1,546,352)	(3,438,900)	(1,415,580)	(1,885,039)

Total distributions	(11,300,296)	(10,684,989)	(11,592,168)	(6,567,381)

From Portfolio share transactions	71,754,442	109,133,693	283,092,734	41,148,342
(Note 5)

Total increase	89,647,679	91,723,293	291,287,939	29,944,793

Net assets

Beginning of period	315,750,270	224,026,977	158,541,479	128,596,686

End of period	$405,397,949	$315,750,270	$449,829,418	$158,541,479

Undistributed net investment	$360,784	$2,232,533	$504,456	$1,514,823
income
See notes to financial statements

38	Lifecycle Portfolios | Semiannual report

Financial highlights

These Financial Highlights show how each Portfolio’s net asset value for a share has changed since the end of the previous period.

Lifecycle 2045 Portfolio
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total value,	end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(%)[1]	($)	(%)

CLASS A

02-28-2010[5]	7.76	0.10	0.60	0.70	(0.09)	(0.03)	—	(0.12)	8.34	9.01[6,7]	0.82[8]	0.61[8,9,10]	2.52[8]	4,539	4
08-31-2009	9.56	0.06	(1.69)	(1.63)	(0.08)	(0.09)	—	(0.17)	7.76	(16.60)[6]	1.90	0.63[9,10]	0.86	3,488	22
08-31-2008	10.94	0.05	(1.21)	(1.16)	(0.06)	(0.16)	—	(0.22)	9.56	(10.83)[6]	1.61	0.66[10,12]	0.44	1,874	16
08-31-2007[13]	10.00	(0.04)	1.22	1.18	(0.06)	(0.18)	—	(0.24)	10.94	11.97[6,7]	1.94[8]	0.62[8]	(0.45)[8]	1,348	5

CLASS R1

02-28-2010[5]	7.75	0.09	0.61	0.70	(0.08)	(0.03)	—	(0.11)	8.34	9.01[6,7]	1.08[8]	0.76[8,9,10,11]	2.27[8]	594	4
08-31-2009	9.52	0.06	(1.69)	(1.63)	(0.05)	(0.09)	—	(0.14)	7.75	(16.72)[6]	5.27	0.86[9,10]	0.87	616	22
08-31-2008	10.92	0.01	(1.19)	(1.18)	(0.06)	(0.16)	—	(0.22)	9.52	(11.05)[6]	12.47	0.89[10,12]	0.08	181	16
08-31-2007[13]	10.00	(0.01)	1.16	1.15	(0.05)	(0.18)	—	(0.23)	10.92	11.68[6,7]	16.68[8]	0.87[8]	(0.09)[8]	113	5

CLASS R3

02-28-2010[5]	7.76	0.11	0.59	0.70	(0.09)	(0.03)	—	(0.12)	8.34	8.96[6,7]	1.80[8]	0.66[8,9,10,11]	2.57[8]	404	4
08-31-2009	9.53	0.06	(1.68)	(1.62)	(0.06)	(0.09)	—	(0.15)	7.76	(16.58)[6]	6.51	0.76[9,10]	0.95	259	22
08-31-2008	10.93	0.03	(1.21)	(1.18)	(0.06)	(0.16)	—	(0.22)	9.53	(11.04)[6]	10.48	0.81[10,12]	0.28	283	16
08-31-2007[13]	10.00	—[14]	1.16	1.16	(0.05)	(0.18)	—	(0.23)	10.93	11.80[6,7]	16.45[8]	0.80[8]	(0.03)[8]	118	5

CLASS R4

02-28-2010[5]	7.78	0.07	0.65	0.72	(0.11)	(0.03)	—	(0.14)	8.36	9.17[6,7]	2.12[8]	0.41[8,9,10,11]	1.75[8]	86	4
08-31-2009	9.57	0.08	(1.70)	(1.62)	(0.08)	(0.09)	—	(0.17)	7.78	(16.35)[6]	6.09	0.48[9,10]	1.10	324	22
08-31-2008	10.95	0.06	(1.21)	(1.15)	(0.07)	(0.16)	—	(0.23)	9.57	(10.76)[6]	14.15	0.52[10,12]	0.55	142	16
08-31-2007[13]	10.00	0.02	1.17	1.19	(0.06)	(0.18)	—	(0.24)	10.95	12.06[6,7]	16.32[8]	0.52[8]	0.26[8]	112	5

CLASS R5

02-28-2010[5]	7.80	0.13	0.60	0.73	(0.13)	(0.03)	—	(0.16)	8.37	9.30[6,7]	1.99[8]	0.11[8,9,10,11]	3.04[8]	168	4
08-31-2009	9.61	0.11	(1.72)	(1.61)	(0.11)	(0.09)	—	(0.20)	7.80	(16.12)[6]	7.40	0.19[9,10]	1.60	216	22
08-31-2008	10.97	0.08	(1.20)	(1.12)	(0.08)	(0.16)	—	(0.24)	9.61	(10.47)[6]	12.02	0.24[10,12]	0.72	161	16
08-31-2007[13]	10.00	0.05	1.16	1.21	(0.06)	(0.18)	—	(0.24)	10.97	12.32[6,7]	16.02[8]	0.23[8]	0.55[8]	112	5

CLASS 1

02-28-2010[5]	7.80	0.12	0.60	0.72	(0.12)	(0.03)	—	(0.15)	8.37	9.25[6,7]	0.16[8]	0.16[8,9,10]	2.92[8]	263,980	4
08-31-2009	9.61	0.10	(1.70)	(1.60)	(0.12)	(0.09)	—	(0.21)	7.80	(16.06)[6]	0.19	0.19[9,10]	1.40	190,278	22
08-31-2008	10.97	0.06	(1.18)	(1.12)	(0.08)	(0.16)	—	(0.24)	9.61	(10.47)[6]	0.24	0.20[10]	0.59	97,667	16
08-31-2007[13]	10.00	(0.01)	1.23	1.22	(0.07)	(0.18)	—	(0.25)	10.97	12.32[6,7]	0.64[8]	0.20[8]	(0.15)[8]	23,187	5

Semiannual report | Lifecycle Portfolios	39

See notes to financial statements

Financial highlights

Continued

Lifecycle 2045 Portfolio continued

1 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Does not include expenses of the underlying affiliated funds in which the Portfolio invests.

5 Unaudited.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

9 The Adviser has agreed to waive or reimburse expenses, as detailed in the accompanying notes to the financial statements, which are subject to possible recapture by the Investment Adviser within three years of being incurred. See Note 4.

10 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows:

Period ended	Lifecycle 2045
2/28/10	0.48%–1.18%
8/31/09	0.49%–1.31%
8/31/08	0.49%–1.13%

11 Includes the impact of expense recapture, which amounted to 0.09%, 0.08%, 0.16% and 0.03% of average net assets for Class R1, R3, R4 and R5, respectively, for the period ended 2-28-10. See Note 4.

12 Includes transfer agent fee earned credits of less than 0.01% of average net assets.

13 The inception date for Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares is 10-30-06.

14 Less than $0.005 per share.

Lifecycle 2040 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses	Expenses
			realized	Total							before	including		Net
	Net asset	Net	and	from	From net						reduc-	reduc-		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	tions and	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(%)[1]	($)	(%)

CLASS A

02-28-2010[5]	7.77	0.11	0.59	0.70	(0.09)	(0.03)	—	(0.12)	8.35	9.00[6,7]	0.68[8,12]	0.60[8,9]	2.59[8]	6,048	4
08-31-2009	9.56	0.06	(1.67)	(1.61)	(0.08)	(0.10)	—	(0.18)	7.77	(16.33)[6]	1.61	0.63[9]	0.90	4,434	20
08-31-2008	10.96	0.05	(1.22)	(1.17)	(0.07)	(0.16)	—	(0.23)	9.56	(10.92)[6]	2.15	0.65[9,10]	0.49	1,257	16
08-31-2007[11]	10.00	(0.02)	1.20	1.18	(0.05)	(0.17)	—	(0.22)	10.96	11.99[6,7]	3.15[8]	0.62[8]	(0.18)[8]	584	3

CLASS R1

02-28-2010[5]	7.76	0.09	0.60	0.69	(0.08)	(0.03)	—	(0.11)	8.34	8.88[6,7]	0.99[8,12]	0.75[8,9]	2.18[8]	1,199	4
08-31-2009	9.53	0.07	(1.69)	(1.62)	(0.05)	(0.10)	—	(0.15)	7.76	(16.54)[6]	4.57	0.85[9]	0.98	728	20
08-31-2008	10.94	0.01	(1.20)	(1.19)	(0.06)	(0.16)	—	(0.22)	9.53	(11.05)[6]	9.48	0.89[9,10]	0.09	200	16
08-31-2007[11]	10.00	(0.01)	1.17	1.16	(0.05)	(0.17)	—	(0.22)	10.94	11.70[6,7]	16.61[8]	0.87[8]	(0.09)[8]	112	3

CLASS R3

02-28-2010[5]	7.75	0.10	0.60	0.70	(0.09)	(0.03)	—	(0.12)	8.33	8.98[6,7]	1.03[8,12]	0.65[8,9]	2.38[8]	1,343	4
08-31-2009	9.53	0.08	(1.70)	(1.62)	(0.06)	(0.10)	—	(0.16)	7.75	(16.52)[6]	1.96	0.76[9]	1.14	1,271	20
08-31-2008	10.95	0.01	(1.21)	(1.20)	(0.06)	(0.16)	—	(0.22)	9.53	(11.14)[6]	5.48	0.83[9,10]	0.06	1,181	16
08-31-2007[11]	10.00	(0.01)	1.18	1.17	(0.05)	(0.17)	—	(0.22)	10.95	11.82[6,7]	15.59[8]	0.80[8]	(0.07)[8]	141	3

CLASS R4

02-28-2010[5]	7.78	0.04	0.67	0.71	(0.11)	(0.03)	—	(0.14)	8.35	9.05[6,7]	3.30[8,12]	0.40[8,9]	1.10[8]	59	4
08-31-2009	9.58	0.08	(1.69)	(1.61)	(0.09)	(0.10)	—	(0.19)	7.78	(16.28)[6]	6.79	0.48[9]	1.21	253	20
08-31-2008	10.97	0.04	(1.20)	(1.16)	(0.07)	(0.16)	—	(0.23)	9.58	(10.76)[6]	11.68	0.53[9,10]	0.40	173	16
08-31-2007[11]	10.00	0.02	1.17	1.19	(0.05)	(0.17)	—	(0.22)	10.97	12.07[6,7]	16.23[8]	0.52[8]	0.26[8]	112	3

See notes to financial statements

40	Lifecycle Portfolios | Semiannual report

Financial highlights

Continued

Lifecycle 2040 Portfolio continued

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses	Expenses
			realized	Total							before	including		Net
	Net asset	Net	and	from	From net						reduc-	reduc-		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	tions and	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total value,	end	Total	amounts	amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(%)[1]	($)	(%)

CLASS R5

02-28-2010[5]	7.80	0.12	0.61	0.73	(0.13)	(0.03)	—	(0.16)	8.37	9.30[6,7]	0.84[8]	0.10[8,9]	2.98[8]	414	4
08-31-2009	9.62	0.12	(1.73)	(1.61)	(0.11)	(0.10)	—	(0.21)	7.80	(16.05)[6]	2.54	0.19[9]	1.80	561	20
08-31-2008	10.99	0.05	(1.18)	(1.13)	(0.08)	(0.16)	—	(0.24)	9.62	(10.48)[6]	7.95	0.24[9,10]	0.48	633	16
08-31-2007[11]	10.00	0.05	1.17	1.22	(0.06)	(0.17)	—	(0.23)	10.99	12.33[6,7]	15.71[8]	0.23[8]	0.53[8]	115	3

CLASS 1

02-28-2010[5]	7.79	0.12	0.61	0.73	(0.12)	(0.03)	—	(0.15)	8.37	9.39[6,7]	0.16[8]	0.15[8,9]	2.94[8]	273,206	4
08-31-2009	9.62	0.10	(1.71)	(1.61)	(0.12)	(0.10)	—	(0.22)	7.79	(16.09)[6]	0.18	0.18[9]	1.46	197,012	20
08-31-2008	10.99	0.06	(1.19)	(1.13)	(0.08)	(0.16)	—	(0.24)	9.62	(10.48)[6]	0.22	0.20[9]	0.61	111,814	16
08-31-2007[11]	10.00	(0.01)	1.23	1.22	(0.06)	(0.17)	—	(0.23)	10.99	12.34[6,7]	0.62[8]	0.20[8]	(0.16)[8]	25,954	3

1 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Does not include expenses of the underlying affiliated funds in which the Portfolio invests.

5 Unaudited.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

9 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows:

Period ended	Lifecycle 2040
2/28/10	0.48%–1.18%
8/31/09	0.49%–1.31%
8/31/08	0.49%–1.13%

10 Includes transfer agent fee earned credits of less than 0.01% of average net assets.

11 The inception date for Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares is 10-30-06.

12 Includes the impact of expense recapture, which amounted to 0.01%, 0.04%, less than 0.005%, 0.28% and 0.05% of average net assets for Class A, R1, R3, R4 and R5, respectively, for the period ended 2-28-10. See Note 4.

Lifecycle 2035 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total value,	end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss) on	invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(%)[1]	($)	(%)

CLASS A

02-28-2010[5]	7.79	0.10	0.61	0.71	(0.09)	(0.03)	—	(0.12)	8.38	9.13[6,7]	0.65[8]	0.60[8,9,13]	2.48[8]	7,752	4
08-31-2009	9.61	0.07	(1.70)	(1.63)	(0.08)	(0.11)	—	(0.19)	7.79	(16.39)[6]	1.29	0.62[9]	1.06	5,950	20
08-31-2008	11.02	0.02	(1.20)	(1.18)	(0.08)	(0.15)	—	(0.23)	9.61	(10.93)[6]	1.80	0.64[9,10]	0.20	2,132	14
08-31-2007[11]	10.00	(0.02)	1.20	1.18	(0.04)	(0.12)	—	(0.16)	11.02	11.92[6,7]	2.47[8]	0.62[8]	(0.20)[8]	610	4

CLASS R1

02-28-2010[5]	7.79	0.11	0.58	0.69	(0.08)	(0.03)	—	(0.11)	8.37	8.86[6,7]	1.00[8]	0.75[8,9,13]	2.56[8]	1,180	4
08-31-2009	9.58	0.08	(1.71)	(1.63)	(0.05)	(0.11)	—	(0.16)	7.79	(16.50)[6]	4.49	0.84[9]	1.13	647	20
08-31-2008	11.00	—[12]	(1.19)	(1.19)	(0.08)	(0.15)	—	(0.23)	9.58	(11.06)[6]	10.40	0.88[9,10]	(0.02)	177	14
08-31-2007[11]	10.00	—[12]	1.15	1.15	(0.03)	(0.12)	—	(0.15)	11.00	11.62[6,7]	16.29[8]	0.86[8]	0.01[8]	112	4

See notes to financial statements

Semiannual report | Lifecycle Portfolios	41

Financial highlights

Continued

Lifecycle 2035 Portfolio continued

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(%)[1]	($)	(%)

CLASS R3

02-28-2010[5]	7.79	0.11	0.60	0.71	(0.09)	(0.03)	—	(0.12)	8.38	9.04[6,7]	1.33[8]	0.70[8,9,13]	2.66[8]	680	4
08-31-2009	9.59	0.06	(1.69)	(1.63)	(0.06)	(0.11)	—	(0.17)	7.79	(16.47)[6]	4.47	0.77[9]	0.84	451	20
08-31-2008	11.01	0.02	(1.21)	(1.19)	(0.08)	(0.15)	—	(0.23)	9.59	(11.05)[6]	9.94	0.81[9,10]	0.24	278	14
08-31-2007[11]	10.00	0.01	1.15	1.16	(0.03)	(0.12)	—	(0.15)	11.01	11.74[6,7]	16.22[8]	0.79[8]	0.08[8]	112	4

CLASS R4

02-28-2010[5]	7.81	0.08	0.64	0.72	(0.11)	(0.03)	—	(0.14)	8.39	9.16[6,7]	2.36[8]	0.40[8,9,13]	1.95[8]	212	4
08-31-2009	9.63	0.07	(1.69)	(1.62)	(0.09)	(0.11)	—	(0.20)	7.81	(16.24)[6]	9.27	0.47[9]	1.06	182	20
08-31-2008	11.03	0.04	(1.20)	(1.16)	(0.09)	(0.15)	—	(0.24)	9.63	(10.77)[6]	11.02	0.52[9,10]	0.41	219	14
08-31-2007[11]	10.00	0.03	1.16	1.19	(0.04)	(0.12)	—	(0.16)	11.03	12.00[6,7]	15.92[8]	0.50[8]	0.36[8]	112	4

CLASS R5

02-28-2010[5]	7.83	0.16	0.57	0.73	(0.13)	(0.03)	—	(0.16)	8.40	9.28[6,7]	1.44[8]	0.10[8,9,13]	3.93[8]	273	4
08-31-2009	9.67	0.11	(1.72)	(1.61)	(0.12)	(0.11)	—	(0.23)	7.83	(16.01)[6]	7.18	0.17[9]	1.61	199	20
08-31-2008	11.05	0.08	(1.21)	(1.13)	(0.10)	(0.15)	—	(0.25)	9.67	(10.49)[6]	11.07	0.23[9,10]	0.78	149	14
08-31-2007[11]	10.00	0.06	1.15	1.21	(0.04)	(0.12)	—	(0.16)	11.05	12.26[6,7]	15.08[8]	0.22[8]	0.62[8]	119	4

CLASS 1

02-28-2010[5]	7.83	0.12	0.60	0.72	(0.12)	(0.03)	—	(0.15)	8.40	9.24[6,7]	0.15[8]	0.15[8,9]	2.95[8]	366,413	4
08-31-2009	9.68	0.10	(1.72)	(1.62)	(0.12)	(0.11)	—	(0.23)	7.83	(16.02)[6]	0.17	0.17[9]	1.49	272,778	20
08-31-2008	11.05	0.07	(1.19)	(1.12)	(0.10)	(0.15)	—	(0.25)	9.68	(10.40)[6]	0.19	0.19[9]	0.66	161,263	14
08-31-2007[11]	10.00	(0.01)	1.23	1.22	(0.05)	(0.12)	—	(0.17)	11.05	12.27[6,7]	0.45[8]	0.20[8]	(0.06)[8]	39,674	4

1 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Does not include expenses of the underlying affiliated funds in which the Portfolio invests.

5 Unaudited.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

9 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows:

Period ended	Lifecycle 2035
2/28/10	0.48%–1.18%
8/31/09	0.49%–1.31%
8/31/08	0.49%–1.13%

10 Includes transfer agent fee earned credits of less than 0.01% of average net assets.

11 The inception date for Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares is 10-30-06.

12 Less than $0.005 per share.

13 Includes the impact of expense recapture, which amounted to 0.01%, 0.04%, 0.01%, 0.19% and 0.09% of average net assets for Class A, R1, R3, R4 and R5, respectively, for the period ended 2-28-10. See Note 4.

See notes to financial statements

42	Lifecycle Portfolios | Semiannual report

Financial highlights

Continued

Lifecycle 2030 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses	Expenses
			realized	Total							before	including		Net
	Net asset	Net	and	from	From net						reduc-	reduc-		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	tions and	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(%)[1]	($)	(%)

CLASS A

02-28-2010[5]	7.76	0.11	0.59	0.70	(0.09)	(0.03)	—	(0.12)	8.34	9.06[6,7]	0.62[8]	0.59[8,9,14]	2.63[8]	12,494	5
08-31-2009	9.57	0.08	(1.70)	(1.62)	(0.08)	(0.11)	—	(0.19)	7.76	(16.36)[6]	1.06	0.61[9]	1.13	9,351	23
08-31-2008	10.91	0.04	(1.18)	(1.14)	(0.07)	(0.13)	—	(0.20)	9.57	(10.66)[6]	1.33	0.63[9,10]	0.43	3,345	10
08-31-2007[11]	10.00	(0.02)	1.14	1.12	(0.06)	(0.15)	—	(0.21)	10.91	11.38[6,7]	2.02[8]	0.63[8]	(0.23)[8]	1,135	3

CLASS R1

02-28-2010[5]	7.74	0.09	0.60	0.69	(0.08)	(0.03)	—	(0.11)	8.32	8.94[6,7]	0.94[8]	0.74[8,9,14]	2.22[8]	1,701	5
08-31-2009	9.52	0.07	(1.69)	(1.62)	(0.05)	(0.11)	—	(0.16)	7.74	(16.52)[6]	3.04	0.83[9]	1.04	1,245	23
08-31-2008	10.88	—[13]	(1.17)	(1.17)	(0.06)	(0.13)	—	(0.19)	9.52	(10.92)[6]	8.40	0.88[9,10]	0.02	320	10
08-31-2007[11]	10.00	0.01	1.08	1.09	(0.06)	(0.15)	—	(0.21)	10.88	10.98[6,7,12]	16.24[8]	0.86[8]	0.12[8]	112	3

CLASS R3

02-28-2010[5]	7.75	0.11	0.58	0.69	(0.09)	(0.03)	—	(0.12)	8.32	8.85[6,7]	1.27[8]	0.69[8,9,14]	2.58[8]	760	5
08-31-2009	9.53	0.08	(1.69)	(1.61)	(0.06)	(0.11)	—	(0.17)	7.75	(16.38)[6]	3.09	0.76[9]	1.12	609	23
08-31-2008	10.88	0.08	(1.24)	(1.16)	(0.06)	(0.13)	—	(0.19)	9.53	(10.83)[6]	4.24	0.78[9,10]	0.76	676	10
08-31-2007[11]	10.00	0.02	1.07	1.09	(0.06)	(0.15)	—	(0.21)	10.88	11.00[6,7,12]	16.18[8]	0.79[8]	0.19[8]	112	3

CLASS R4

02-28-2010[5]	7.76	0.05	0.65	0.70	(0.11)	(0.03)	—	(0.14)	8.32	8.99[6,7]	2.41[8]	0.39[8,9,14]	1.21[8]	92	5
08-31-2009	9.55	0.10	(1.69)	(1.59)	(0.09)	(0.11)	—	(0.20)	7.76	(16.08)[6]	5.43	0.45[9]	1.52	360	23
08-31-2008	10.91	0.08	(1.22)	(1.14)	(0.09)	(0.13)	—	(0.22)	9.55	(10.66)[6]	14.83	0.49[9,10]	0.79	115	10
08-31-2007[11]	10.00	0.04	1.08	1.12	(0.06)	(0.15)	—	(0.21)	10.91	11.36[6,7,12]	15.88[8]	0.50[8]	0.47[8]	111	3

CLASS R5

02-28-2010[5]	7.76	0.13	0.59	0.72	(0.13)	(0.03)	—	(0.16)	8.32	9.26[6,7]	0.58[8]	0.09[8,9,14]	3.19[8]	797	5
08-31-2009	9.57	0.12	(1.71)	(1.59)	(0.11)	(0.11)	—	(0.22)	7.76	(15.88)[6]	1.61	0.17[9]	1.77	979	23
08-31-2008	10.93	0.04	(1.15)	(1.11)	(0.12)	(0.13)	—	(0.25)	9.57	(10.41)[6]	6.18	0.24[9,10]	0.42	1,002	10
08-31-2007[11]	10.00	0.07	1.08	1.15	(0.07)	(0.15)	—	(0.22)	10.93	11.62[6,7,12]	15.57[8]	0.22[8]	0.76[8]	112	3

CLASS 1

02-28-2010[5]	7.75	0.12	0.61	0.73	(0.13)	(0.03)	—	(0.16)	8.32	9.35[6,7]	0.15[8]	0.14[8,9]	3.03[8]	478,846	5
08-31-2009	9.57	0.11	(1.70)	(1.59)	(0.12)	(0.11)	—	(0.23)	7.75	(15.90)	0.16	0.16[9]	1.58	350,658	23
08-31-2008	10.93	0.08	(1.19)	(1.11)	(0.12)	(0.13)	—	(0.25)	9.57	(10.41)	0.18	0.18[9]	0.75	219,711	10
08-31-2007[11]	10.00	0.01	1.14	1.15	(0.07)	(0.15)	—	(0.22)	10.93	11.63[6,7]	0.38[8]	0.20[8]	0.12[8]	50,070	3

1 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Does not include expenses of the underlying affiliated funds in which the Portfolio invests.

5 Unaudited.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

9 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio.

The range of expense ratios of the underlying funds held by the Portfolio was as follows:

Period ended	Lifecycle 2030
2/28/10	0.48%–1.18%
8/31/09	0.49%–1.31%
8/31/08	0.49%–1.13%

10 Includes transfer agent fee earned credits of less than 0.01% of average net assets.

11 The inception date for Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares is 10-30-06.

12 The Adviser made a payment to the Portfolio of $1,696. Excluding this payment, total returns would have been 11.00%, 11.26% and 11.52% for Class R3, Class R4 and Class R5, respectively. There was no effect to the total returns for Class A, Class R1 and Class 1. See Note 1.

13 Less than $0.005 per share.

14 Includes the impact of expense recapture, which amounted to less than 0.005%, 0.02%, 0.04%, 0.19% and 0.04% of average net assets for Class A, R1, R3, R4 and R5, respectively, for the period ended 2-28-10. See Note 4.

See notes to financial statements

Semiannual report | Lifecycle Portfolios	43

Financial highlights

Continued

Lifecycle 2025 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including re-		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	ductions and	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(%)[1]	($)	(%)

CLASS A

02-28-2010[5]	7.87	0.12	0.60	0.72	(0.12)	(0.03)	—	(0.15)	8.44	9.09[6,7]	0.59[8]	0.59[8,9,12]	2.89[8]	13,392	7
08-31-2009	9.57	0.11	(1.58)	(1.47)	(0.12)	(0.11)	—	(0.23)	7.87	(14.74)[6]	0.98	0.61[9]	1.59	9,419	25
08-31-2008	10.85	0.05	(1.12)	(1.07)	(0.08)	(0.13)	—	(0.21)	9.57	(10.08)[6]	1.49	0.62[9,10]	0.52	3,604	9
08-31-2007[11]	10.00	0.02	1.03	1.05	(0.07)	(0.13)	—	(0.20)	10.85	10.57[6,7]	2.25[8]	0.63[8]	0.19[8]	661	3

CLASS R1

02-28-2010[5]	7.84	0.12	0.59	0.71	(0.11)	(0.03)	—	(0.14)	8.41	8.98[6,7]	0.95[8]	0.74[8,9,12]	2.83[8]	1,624	7
08-31-2009	9.52	0.09	(1.57)	(1.48)	(0.09)	(0.11)	—	(0.20)	7.84	(15.01)[6]	3.27	0.82[9]	1.40	1,197	25
08-31-2008	10.83	0.03	(1.14)	(1.11)	(0.07)	(0.13)	—	(0.20)	9.52	(10.42)[6]	8.37	0.87[9,10]	0.27	285	9
08-31-2007[11]	10.00	0.03	0.99	1.02	(0.06)	(0.13)	—	(0.19)	10.83	10.28[6,7]	16.14[8]	0.87[8]	0.35[8]	111	3

CLASS R3

02-28-2010[5]	7.85	0.10	0.61	0.71	(0.11)	(0.03)	—	(0.14)	8.42	9.02[6,7]	1.08[8]	0.69[8,9,12]	2.43[8]	1,054	7
08-31-2009	9.53	0.06	(1.53)	(1.47)	(0.10)	(0.11)	—	(0.21)	7.85	(14.87)[6]	2.11	0.75[9]	0.87	1,381	25
08-31-2008	10.84	0.13	(1.24)	(1.11)	(0.07)	(0.13)	—	(0.20)	9.53	(10.41)[6]	5.37	0.78[9,10]	1.22	456	9
08-31-2007[11]	10.00	0.03	1.00	1.03	(0.06)	(0.13)	—	(0.19)	10.84	10.40[6,7]	14.43[8]	0.81[8]	0.34[8]	186	3

CLASS R4

02-28-2010[5]	7.85	0.13	0.60	0.73	(0.13)	(0.03)	—	(0.16)	8.42	9.30[6,7]	1.68[8]	0.39[8,9,12]	3.05[8]	319	7
08-31-2009	9.55	0.11	(1.58)	(1.47)	(0.12)	(0.11)	—	(0.23)	7.85	(14.68)[6]	7.64	0.45[9]	1.56	260	25
08-31-2008	10.86	0.09	(1.17)	(1.08)	(0.10)	(0.13)	—	(0.23)	9.55	(10.16)[6]	11.76	0.49[9,10]	0.90	207	9
08-31-2007[11]	10.00	0.06	0.99	1.05	(0.06)	(0.13)	—	(0.19)	10.86	10.65[6,7]	15.77[8]	0.52[8]	0.70[8]	111	3

CLASS R5

02-28-2010[5]	7.86	0.16	0.57	0.73	(0.15)	(0.03)	—	(0.18)	8.41	9.30[6,7]	0.80[8]	0.09[8,9,12]	3.85[8]	644	7
08-31-2009	9.57	0.14	(1.59)	(1.45)	(0.15)	(0.11)	—	(0.26)	7.86	(14.38)[6]	4.27	0.16[9]	2.08	339	25
08-31-2008	10.88	0.09	(1.14)	(1.05)	(0.13)	(0.13)	—	(0.26)	9.57	(9.91)[6]	7.87	0.21[9,10]	0.92	285	9
08-31-2007[11]	10.00	0.09	0.99	1.08	(0.07)	(0.13)	—	(0.20)	10.88	10.91[6,7]	15.34[8]	0.23[8]	0.98[8]	113	3

CLASS 1

02-28-2010[5]	7.86	0.14	0.59	0.73	(0.15)	(0.03)	—	(0.18)	8.41	9.26[6,7]	0.14[8]	0.14[8,9]	3.33[8]	569,048	7
08-31-2009	9.58	0.14	(1.59)	(1.45)	(0.16)	(0.11)	—	(0.27)	7.86	(14.37)[6]	0.16	0.16[9]	2.08	428,618	25
08-31-2008	10.88	0.11	(1.15)	(1.04)	(0.13)	(0.13)	—	(0.26)	9.58	(9.81)[6]	0.17	0.17[9]	1.08	280,532	9
08-31-2007[11]	10.00	0.04	1.04	1.08	(0.07)	(0.13)	—	(0.20)	10.88	10.93[6,7]	0.31[8]	0.20[8]	0.39[8]	67,149	3

1 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Does not include expenses of the underlying affiliated funds in which the Portfolio invests.

5 Unaudited.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

9 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows:

Period ended	Lifecycle 2025
2/28/10	0.48%–1.18%
8/31/09	0.49%–1.31%
8/31/08	0.49%–1.13%

10 Includes transfer agent fee earned credits of less than 0.01% of average net assets.

11 The inception date for Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares is 10-30-06.

12 Includes the impact of expense recapture, which amounted to 0.01%, 0.01%, 0.02%, 0.11% and 0.03% of average net assets for Class A, R1, R3, R4 and R5, respectively, for the period ended 2-28-10. See Note 4.

See notes to financial statements

44	Lifecycle Portfolios | Semiannual report

Financial highlights

Continued

Lifecycle 2020 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses	Expenses
			realized	Total							before	including		Net
	Net asset	Net	and	from	From net						reduc-	reduc-		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	tions and	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(%)[1]	($)	(%)

CLASS A

02-28-2010[5]	8.06	0.14	0.59	0.73	(0.15)	(0.03)	—	(0.18)	8.61	9.05[6,12]	0.57[7]	0.59[7,8,9]	3.41[7]	15,868	9
08-31-2009	9.65	0.14	(1.45)	(1.31)	(0.16)	(0.12)	—	(0.28)	8.06	(12.75)[6]	0.86	0.61[8]	2.06	13,067	26
08-31-2008	10.80	0.12	(1.05)	(0.93)	(0.11)	(0.11)	—	(0.22)	9.65	(8.82)[6]	1.15	0.62[8,10]	1.18	4,285	10
08-31-2007[11]	10.00	0.04	0.94	0.98	(0.07)	(0.11)	—	(0.18)	10.80	9.87[6,12]	1.59[7]	0.64[7]	0.49[7]	1,491	7

CLASS R1

02-28-2010[5]	8.04	0.14	0.59	0.73	(0.14)	(0.03)	—	(0.17)	8.60	9.06[6,12]	0.93[7]	0.74[7,8,9]	3.21[7]	2,337	9
08-31-2009	9.61	0.15	(1.47)	(1.32)	(0.13)	(0.12)	—	(0.25)	8.04	(13.00)[6]	2.11	0.83[8]	2.14	1,675	26
08-31-2008	10.78	0.08	(1.04)	(0.96)	(0.10)	(0.11)	—	(0.21)	9.61	(9.07)[6]	9.71	0.86[8,10]	0.77	250	10
08-31-2007[11]	10.00	0.07	0.88	0.95	(0.06)	(0.11)	—	(0.17)	10.78	9.58[6,12,13]	16.14[7]	0.87[7]	0.74[7]	110	7

CLASS R3

02-28-2010[5]	8.04	0.14	0.59	0.73	(0.14)	(0.03)	—	(0.17)	8.60	9.11[6,12]	1.14[7]	0.69[7,8,9]	3.25[7]	1,145	9
08-31-2009	9.62	0.16	(1.48)	(1.32)	(0.14)	(0.12)	—	(0.26)	8.04	(12.97)[6]	2.29	0.76[8]	2.37	895	26
08-31-2008	10.78	0.15	(1.10)	(0.95)	(0.10)	(0.11)	—	(0.21)	9.62	(8.98)[6]	3.97	0.78[8,10]	1.48	825	10
08-31-2007[11]	10.00	0.07	0.88	0.95	(0.06)	(0.11)	—	(0.17)	10.78	9.59[6,12]	15.58[7]	0.80[7]	0.80[7]	126	7

CLASS R4

02-28-2010[5]	8.05	0.12	0.62	0.74	(0.17)	(0.03)	—	(0.20)	8.59	9.13[6,12]	2.68[7]	0.39[7,8,9]	2.82[7]	95	9
08-31-2009	9.64	0.16	(1.46)	(1.30)	(0.17)	(0.12)	—	(0.29)	8.05	(12.68)[6]	7.25	0.45[8]	2.24	255	26
08-31-2008	10.80	0.16	(1.08)	(0.92)	(0.13)	(0.11)	—	(0.24)	9.64	(8.72)[6]	13.87	0.48[8,10]	1.50	138	10
08-31-2007[11]	10.00	0.10	0.88	0.98	(0.07)	(0.11)	—	(0.18)	10.80	9.85[6,12]	15.75[7]	0.52[7]	1.09[7]	110	7

CLASS R5

02-28-2010[5]	8.06	0.16	0.60	0.76	(0.19)	(0.03)	—	(0.22)	8.60	9.39[6,12]	0.58[7]	0.09[7,8,9]	3.86[7]	869	9
08-31-2009	9.66	0.20	(1.48)	(1.28)	(0.20)	(0.12)	—	(0.32)	8.06	(12.38)[6]	1.96	0.16[8]	2.92	759	26
08-31-2008	10.82	0.19	(1.08)	(0.89)	(0.16)	(0.11)	—	(0.27)	9.66	(8.47)[6]	6.46	0.21[8,10]	1.83	758	10
08-31-2007[11]	10.00	0.10	0.90	1.00	(0.07)	(0.11)	—	(0.18)	10.82	10.11[6,12]	8.22[7]	0.23[7]	1.08[7]	272	7

CLASS 1

02-28-2010[5]	8.06	0.16	0.60	0.76	(0.19)	(0.03)	—	(0.22)	8.60	9.34[6,12]	0.14[7]	0.14[7,8]	3.77[7]	559,960	9
08-31-2009	9.67	0.19	(1.48)	(1.29)	(0.20)	(0.12)	—	(0.32)	8.06	(12.38)[6]	0.16	0.16[8]	2.67	420,276	26
08-31-2008	10.82	0.15	(1.03)	(0.88)	(0.16)	(0.11)	—	(0.27)	9.67	(8.38)[6]	0.17	0.17[8]	1.49	276,252	10
08-31-2007[11]	10.00	0.07	0.93	1.00	(0.07)	(0.11)	—	(0.18)	10.82	10.22[6,12,13]	0.32[7]	0.20[7]	0.78[7]	64,901	7

1 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Does not include expenses of the underlying affiliated funds in which the Portfolio invests.

5 Unaudited.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Annualized.

8 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio.

The range of expense ratios of the underlying funds held by the Portfolio was as follows:

Period ended	Lifecycle 2020
2/28/10	0.48%–1.18%
8/31/09	0.49%–1.25%
8/31/08	0.49%–1.13%

9 Includes the impact of expense recapture, which amounted to 0.01%, less than 0.005%, 0.02%, 0.22% and 0.03% of average net assets for Class A, R1, R3, R4 and R5, respectively, for the period ended 2-28-10. See Note 4.

10 Includes transfer agent fee earned credits of less than 0.01% of average net assets.

11 The inception date for Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares is 10-30-06.

12 Not annualized.

13 The Adviser made a payment to the Portfolio of $2,881. Excluding this payment, total returns would have been 9.48% and 10.12% for Class R1 and Class 1, respectively. There was no effect to the total returns for Class A, Class R3, Class R4 and Class R5.

See notes to financial statements

Semiannual report | Lifecycle Portfolios	45

Financial highlights

Continued

Lifecycle 2015 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Tota l	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(%)[1]	($)	(%)

CLASS A

02-28-2010[5]	8.17	0.17	0.54	0.71	(0.19)	(0.04)	—	(0.23)	8.65	8.69[6,7]	0.57[8]	0.59[8,9,10,11]	4.02[8]	11,501	13
08-31-2009	9.66	0.21	(1.36)	(1.15)	(0.21)	(0.13)	—	(0.34)	8.17	(10.91)[6]	1.03	0.61[9,10]	2.96	8,596	28
08-31-2008	10.65	0.18	(0.92)	(0.74)	(0.14)	(0.11)	—	(0.25)	9.66	(7.16)[6]	1.43	0.63[10,12]	1.74	2,776	10
08-31-2007[13]	10.00	0.07	0.76	0.83	(0.09)	(0.09)	—	(0.18)	10.65	8.37[6,7]	2.19[8]	0.63[8]	0.86[8]	836	9

CLASS R1

02-28-2010[5]	8.15	0.16	0.55	0.71	(0.18)	(0.04)	—	(0.22)	8.64	8.69[6,7]	1.01[8]	0.74[8,9,10,11]	3.79[8]	1,088	13
08-31-2009	9.62	0.20	(1.35)	(1.15)	(0.19)	(0.13)	—	(0.32)	8.15	(11.15)[6]	5.13	0.83[9,10]	2.79	762	28
08-31-2008	10.63	0.16	(0.93)	(0.77)	(0.13)	(0.11)	—	(0.24)	9.62	(7.41)[6]	8.84	0.86[10,12]	1.61	207	10
08-31-2007[13]	10.00	0.11	0.69	0.80	(0.08)	(0.09)	—	(0.17)	10.63	8.08[6,7,14]	16.47[8]	0.87[8]	1.21[8]	108	9

CLASS R3

02-28-2010[5]	8.15	0.17	0.54	0.71	(0.18)	(0.04)	—	(0.22)	8.64	8.74[6,7]	1.03[8]	0.69[8,9,10,11]	4.05[8]	1,359	13
08-31-2009	9.63	0.20	(1.36)	(1.16)	(0.19)	(0.13)	—	(0.32)	8.15	(11.12)[6]	2.59	0.77[9,10]	2.81	763	28
08-31-2008	10.63	0.15	(0.91)	(0.76)	(0.13)	(0.11)	—	(0.24)	9.63	(7.32)[6]	6.20	0.81[10,12]	1.48	693	10
08-31-2007[13]	10.00	0.11	0.69	0.80	(0.08)	(0.09)	—	(0.17)	10.63	8.10[6,7]	16.38[8]	0.80[8]	1.28[8]	108	9

CLASS R4

02-28-2010[5]	8.16	0.14	0.58	0.72	(0.21)	(0.04)	—	(0.25)	8.63	8.76[6,7]	2.81[8]	0.39[8,9,10,11]	3.24[8]	41	13
08-31-2009	9.65	0.21	(1.35)	(1.14)	(0.22)	(0.13)	—	(0.35)	8.16	(10.83)[6]	5.34	0.46[9,10]	3.00	355	28
08-31-2008	10.65	0.21	(0.94)	(0.73)	(0.16)	(0.11)	—	(0.27)	9.65	(7.06)[6]	12.64	0.50[10,12]	2.02	172	10
08-31-2007[13]	10.00	0.14	0.69	0.83	(0.09)	(0.09)	—	(0.18)	10.65	8.35[6,7]	16.08[8]	0.52[8]	1.56[8]	108	9

CLASS R5

02-28-2010[5]	8.17	0.20	0.54	0.74	(0.23)	(0.04)	—	(0.27)	8.64	9.03[6,7]	2.47[8]	0.09[8,9,10,11]	4.68[8]	183	13
08-31-2009	9.67	0.36	(1.48)	(1.12)	(0.25)	(0.13)	—	(0.38)	8.17	(10.53)[6]	5.04	0.20[9,10]	4.98	103	28
08-31-2008	10.67	0.18	(0.88)	(0.70)	(0.19)	(0.11)	—	(0.30)	9.67	(6.81)[6]	5.09	0.22[10,12]	1.81	464	10
08-31-2007[13]	10.00	0.16	0.69	0.85	(0.09)	(0.09)	—	(0.18)	10.67	8.61[6,7]	15.77[8]	0.23[8]	1.84[8]	109	9

CLASS 1

02-28-2010[5]	8.17	0.19	0.55	0.74	(0.23)	(0.04)	—	(0.27)	8.64	8.98[6,7]	0.14[8]	0.14[8,9,10]	4.32[8]	391,226	13
08-31-2009	9.68	0.25	(1.37)	(1.12)	(0.26)	(0.13)	—	(0.39)	8.17	(10.54)[6]	0.16	0.16[9,10]	3.51	305,171	28
08-31-2008	10.68	0.21	(0.91)	(0.70)	(0.19)	(0.11)	—	(0.30)	9.68	(6.80)[6]	0.18	0.18[10]	2.12	216,679	10
08-31-2007[13]	10.00	0.10	0.76	0.86	(0.09)	(0.09)	—	(0.18)	10.68	8.72[6,7]	0.36[8]	0.20[8]	1.19[8]	55,723	9

1 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Does not include expenses of the underlying affiliated funds in which the Portfolio invests.

5 Unaudited.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

9 The Adviser has agreed to waive or reimburse expenses, as detailed in the accompanying notes to the financial statements, which are subject to possible recapture by the Investment Adviser within three years of being incurred. See Note 4.

10 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows:

Period ended	Lifecycle 2015
2/28/10	0.48%–1.13%
8/31/09	0.49%–1.18%
8/31/08	0.49%–1.13%

11 Includes the impact of expense recapture, which amounted to 0.02%, 0.01%, 0.02%, 0.27% and 0.14% of average net assets for Class A, R1, R3, R4 and R5, respectively, for the period ended 2-28-10. See Note 4.

12 Includes transfer agent fee earned credits of less than 0.01% of average net assets.

13 The inception date for Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares is 10-30-06.

14 The Adviser made a payment to the Portfolio of $6,640. Excluding this payment, total return would have been 7.98% for Class R1. There was no effect to the total returns for Class A, Class R3, Class R4, Class R5 and Class 1.

See notes to financial statements

46	Lifecycle Portfolios | Semiannual report

Financial highlights

Continued

Lifecycle 2010 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(%)[1]	($)	(%)

CLASS A

02-28-2010[5]	8.38	0.20	0.50	0.70	(0.17)	(0.03)	—	(0.20)	8.88	8.38[6,7]	0.55[8]	0.59[8,9,10,11]	4.49[8]	8,072	26
08-31-2009	9.69	0.28	(1.20)	(0.92)	(0.26)	(0.13)	—	(0.39)	8.38	(8.53)[6]	1.22	0.64[9,10]	3.75	5,637	31
08-31-2008	10.54	0.23	(0.83)	(0.60)	(0.16)	(0.09)	—	(0.25)	9.69	(5.87)[6]	1.61	0.65[10,13]	2.28	2,050	14
08-31-2007[12]	10.00	0.12	0.57	0.69	(0.09)	(0.06)	—	(0.15)	10.54	6.99[6,7]	2.45[8]	0.63[8]	1.42[8]	665	17

CLASS R1

02-28-2010[5]	8.36	0.18	0.52	0.70	(0.16)	(0.03)	—	(0.19)	8.87	8.38[6,7]	0.99[8]	0.74[8,9,10,11]	4.22[8]	585	26
08-31-2009	9.66	0.25	(1.19)	(0.94)	(0.23)	(0.13)	—	(0.36)	8.36	(8.82)[6]	9.94	0.87[9,10]	3.39	286	31
08-31-2008	10.52	0.23	(0.85)	(0.62)	(0.15)	(0.09)	—	(0.24)	9.66	(6.02)[6]	14.92	0.87[10,13]	2.30	126	14
08-31-2007[12]	10.00	0.15	0.52	0.67	(0.09)	(0.06)	—	(0.15)	10.52	6.70[6,7]	16.89[8]	0.87[8]	1.70[8]	107	17

CLASS R3

02-28-2010[5]	8.37	0.19	0.51	0.70	(0.17)	(0.03)	—	(0.20)	8.87	8.30[6,7]	1.06[8]	0.69[8,9,10,11]	4.29[8]	1,286	26
08-31-2009	9.67	0.26	(1.19)	(0.93)	(0.24)	(0.13)	—	(0.37)	8.37	(8.69)[6]	2.34	0.79[9,10]	3.48	1,260	31
08-31-2008	10.53	0.26	(0.88)	(0.62)	(0.15)	(0.09)	—	(0.24)	9.67	(6.02)[6]	3.95	0.82[10,13]	2.64	795	14
08-31-2007[12]	10.00	0.16	0.52	0.68	(0.09)	(0.06)	—	(0.15)	10.53	6.82[6,7,14]	16.81[8]	0.80[8]	1.77[8]	107	17

CLASS R4

02-28-2010[5]	8.38	0.20	0.52	0.72	(0.19)	(0.03)	—	(0.22)	8.88	8.57[6,7]	4.17[8]	0.39[8,9,10,11]	4.53[8]	69	26
08-31-2009	9.69	0.29	(1.20)	(0.91)	(0.27)	(0.13)	—	(0.40)	8.38	(8.40)[6]	11.93	0.49[9,10]	3.82	116	31
08-31-2008	10.55	0.26	(0.85)	(0.59)	(0.18)	(0.09)	—	(0.27)	9.69	(5.76)[6]	12.38	0.53[10,13]	2.56	205	14
08-31-2007[12]	10.00	0.18	0.52	0.70	(0.09)	(0.06)	—	(0.15)	10.55	7.08[6,7,14]	16.51[8]	0.52[8]	2.06[8]	107	17

CLASS R5

02-28-2010[5]	8.39	0.22	0.50	0.72	(0.21)	(0.03)	—	(0.24)	8.87	8.61[6,7]	1.73[8]	0.09[8,9,10,11]	5.06[8]	188	26
08-31-2009	9.71	0.31	(1.20)	(0.89)	(0.30)	(0.13)	—	(0.43)	8.39	(8.11)[6]	5.86	0.20[9,10]	4.12	207	31
08-31-2008	10.57	0.24	(0.80)	(0.56)	(0.21)	(0.09)	—	(0.30)	9.71	(5.51)[6]	10.30	0.25[10,13]	2.41	498	14
08-31-2007[12]	10.00	0.21	0.52	0.73	(0.10)	(0.06)	—	(0.16)	10.57	7.33[6,7,14]	16.20[8]	0.23[8]	2.34[8]	107	17

CLASS 1

02-28-2010[5]	8.39	0.23	0.50	0.73	(0.21)	(0.03)	—	(0.24)	8.88	8.69[6,7]	0.14[8]	0.14[8,9,10]	5.17[8]	439,630	26
08-31-2009	9.72	0.30	(1.20)	(0.90)	(0.30)	(0.13)	—	(0.43)	8.39	(8.15)[6]	0.19	0.19[9,10]	4.10	151,035	31
08-31-2008	10.57	0.26	(0.81)	(0.55)	(0.21)	(0.09)	—	(0.30)	9.72	(5.41)[6]	0.21	0.20[10]	2.61	121,337	14
08-31-2007[12]	10.00	0.16	0.57	0.73	(0.10)	(0.06)	—	(0.16)	10.57	7.34[6,7]	0.56[8]	0.20[8]	1.78[8]	25,428	17

1 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Does not include expenses of the underlying affiliated funds in which the Portfolio invests.

5 Unaudited.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

9 The Adviser has agreed to waive or reimburse expenses, as detailed in the accompanying notes to the financial statements, which are subject to possible recapture by the Investment Adviser within three years of being incurred. See Note 4.

10 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio.

The range of expense ratios of the underlying funds held by the Portfolio was as follows:

Period ended	Lifecycle 2010
2/28/10	0.48%–1.08%
8/31/09	0.49%–1.09%
8/31/08	0.49%–1.13%

11 Includes the impact of expense recapture, which amounted to 0.02%, 0.05%, 0.02%, 0.38% and 0.16% of average net assets for Class A, R1, R3, R4 and R5, respectively, for the period ended 2-28-10. See Note 4.

12 The inception date for Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares is 10-30-06.

13 Includes transfer agent fee earned credits of less than 0.01% of average net assets.

14 The Adviser made a payment to the Portfolio of $4,286. Excluding this payment, total returns would have been 6.72%, 6.97% and 7.23% for Class R3, Class R4 and Class R5, respectively. There was no effect to the total returns for Class A, Class R1 and Class 1. See Note 1.

See notes to financial statements

Semiannual report | Lifecycle Portfolios	47

Notes to financial statements

(Unaudited)

Note 1 — Organization

John Hancock Funds II (JHF II or the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is a series company which means it has several funds, each with a stated investment objective that it pursues through separate investment policies. The Trust currently offers eighty-six separate investment funds, eight of which (collectively, Lifecycle Portfolios or the Portfolios, and individually the Portfolio) are presented in this report and are non-diversified for purposes of the Investment Company Act of 1940, as amended (the 1940 Act).

The Portfolios may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of Assets and Liabilities. Class A shares are open to all investors. Class R1, R3, R4 and R5 shares are available only to certain retirement plans. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). The Lifecycle Portfolios are a series of the Trust and operate as “funds of funds” that invest in Class NAV shares of underlying funds of the Trust, John Hancock Funds (JHF), John Hancock Funds III (JHF III) and also in other affiliated funds of the John Hancock funds complex. The Portfolios may also invest in unaffiliated underlying funds and other permitted security investments. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees and transfer agent fees for each class may differ.

The accounting policies of the underlying funds of the Portfolios are outlined in the underlying funds’ shareholder reports, available without charge by calling 1-800-344-1029, on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Portfolios:

Security valuation. Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. The Portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Portfolios’ own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2010, all investments for the Portfolios are Level 1 under the hierarchy discussed above.

In order to value the securities, the Portfolios use the following valuation techniques. Investments by the Portfolios in underlying affiliated funds are valued at their respective net asset value each business day. All other securities held by the Portfolios are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Interest income includes coupon interest and amortization/accretion of discounts/premiums on debt securities.

Expenses. The majority of expenses are directly attributable to an individual Portfolio. Expenses that are not readily attributable to a specific Portfolio are allocated among all Portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the Portfolios’ relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the Portfolio level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

48	Lifecycle Portfolios | Semiannual report

Line of credit. The Portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Portfolios to make properly authorized payments. The Portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Portfolio property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Portfolios and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $200 million unsecured committed line of credit effective March 31, 2010. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating Portfolio on a pro rata basis based on their relative average net assets.

Federal income taxes. Each Portfolio intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Portfolios have a capital loss carryforward available to offset future net realized capital gains. The following table details the capital loss carryforward available as of August 31, 2009.

Capital Loss Carryforwards
Expiring at August 31

Portfolio	2017

Lifecycle 2045	$699,374
Lifecycle 2040	825,392
Lifecycle 2035	1,230,606
Lifecycle 2030	1,619,728
Lifecycle 2025	1,882,836
Lifecycle 2020	1,054,048
Lifecycle 2015	562,494
Lifecycle 2010	176,244

As of August 31, 2009, the Portfolios had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Portfolios’ federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

The cost of investments owned on February 28, 2010, including short-term investments, for federal income tax purposes, was as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation
Portfolio	Aggregate Cost	Appreciation	Depreciation	(Depreciation)

Lifecycle 2045	$258,419,075	$22,676,362	($11,326,277)	$11,350,085
Lifecycle 2040	274,154,137	19,197,007	(11,082,441)	8,114,566
Lifecycle 2035	368,203,160	23,665,174	(15,351,801)	8,313,373
Lifecycle 2030	483,407,231	32,067,865	(20,821,882)	11,245,983
Lifecycle 2025	571,240,784	38,651,498	(23,794,504)	14,856,994
Lifecycle 2020	560,841,371	39,930,453	(20,492,216)	19,438,237
Lifecycle 2015	394,414,317	24,833,431	(13,809,455)	11,023,976
Lifecycle 2010	442,405,287	16,635,340	(9,169,920)	7,465,420

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. The Portfolios generally declare and pay dividends and capital gain distributions, if any, annually. The tax character of distributions for the year ended August 31, 2009 was as follows:

	Year Ended August 31, 2009 Distributions

	Ordinary	Long Term
Portfolio	Income	Capital Gains	Total

Lifecycle 2045	$1,996,382	$962,229	$2,958,611
Lifecycle 2040	2,318,546	1,157,256	3,475,802
Lifecycle 2035	3,129,842	2,042,797	5,172,639
Lifecycle 2030	4,339,839	2,553,593	6,893,432
Lifecycle 2025	7,203,403	2,908,069	10,111,472
Lifecycle 2020	9,213,352	2,411,072	11,624,424
Lifecycle 2015	8,921,945	1,763,044	10,684,989
Lifecycle 2010	5,712,057	855,324	6,567,381

Distributions paid by the Portfolios with respect to each series of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class.

Semiannual report | Lifecycle Portfolios	49

Such distributions on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Portfolios’ financial statements as a return of capital. Short term gains from underlying funds are treated as ordinary income for tax purposes.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of MFC.

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, as stated below:

The fee on assets invested in a fund of JHF II or JHF III is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios determined in accordance with the following schedule, and that rate is applied to the Affiliated Fund Assets held by each Portfolio.

	First $7.5 billion of	Excess over $7.5 billion
Portfolio	aggregate net assets	of aggregate net assets

Lifecycle Portfolios	0.06%	0.05%

The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios determined in accordance with the following schedule, and that rate is applied to the Other Assets of each Portfolio.

	First $7.5 billion of	Excess over $7.5 billion
Portfolio	aggregate net assets	of aggregate net assets

Lifecycle Portfolios	0.51%	0.50%

MFC Global Investment Management (U.S.A.) Limited acts as subadviser to the Lifecycle Portfolios. The Portfolios are not responsible for the payment of subadvisory fees. The investment management fees incurred for the six months ended February 28, 2010 were equivalent to an annual effective rate of each Portfolio’s average daily net assets as follows:

Annual
Portfolio	Effective Rate

Lifecycle 2045	0.06%
Lifecycle 2040	0.06%
Lifecycle 2035	0.06%
Lifecycle 2030	0.06%
Lifecycle 2025	0.06%
Lifecycle 2020	0.06%
Lifecycle 2015	0.06%
Lifecycle 2010	0.06%

Effective January 1, 2010, the Adviser voluntarily agreed to waive a portion of its management fee if certain expenses of the Portfolios (excluding management fees, underlying fund expenses, Rule 12b-1 fees, transfer agency fees, service plan fees, state registration fees, printing and postage fees, taxes, brokerage commissions, interest, litigation and indemnification expenses, other expenses not incurred in the ordinary course of the Portfolios’ business, and fees under any agreement or plans of the Portfolios dealing with services for shareholders and others with beneficial interests in shares of the Portfolios) exceed 0.10% of average net assets. This expense reduction will continue in effect until terminated by the Adviser. Prior to January 1, 2010 the Adviser contractually waived above expenses exceeding 0.09% of average net assets.

Also, the Adviser has agreed to contractually limit certain class-specific expenses for all Portfolios to 0.50% for Class A, 0.05% for Class 1, 0.65% for Class R1, 0.60% for Class R3 (0.55% for Lifecycle 2045 and Lifecycle 2040), 0.30% for Class R4 and 0.00% for Class R5. These reimbursements will continue in effect until December 31, 2010 and thereafter, until terminated by the Adviser on notice to the Trust.

The adviser has voluntarily agreed to waive its advisory fee or reimburse the Portfolios so that the aggregate advisory fee retained by the adviser with respect to both the Portfolios and the underlying investments does not exceed 0.51% of the Lifecycle Portfolio’s first $7.5 billion of average net assets and 0.50% of the Portfolio’s average net assets in excess of $7.5 billion. This voluntary waiver may terminate at any time.

50	Lifecycle Portfolios | Semiannual report

For the six months ended February 28, 2010, the expense reductions amounted to the following and are reflected as a reduction of total expenses in the Statements of Operations:

		Expense Reimbursement by Class

Portfolio	Class A	Class R1	Class R3	Class R4	Class R5	Class 1	Total

Lifecycle 2045	$3,745	$1,505	$2,135	$1,962	$2,018	$3,493	$14,858
Lifecycle 2040	1,891	1,527	2,555	1,970	2,126	3,617	13,686
Lifecycle 2035	1,812	1,532	2,054	1,962	2,029	4,946	14,335
Lifecycle 2030	1,426	1,712	2,234	2,052	2,279	6,224	15,927
Lifecycle 2025	752	1,700	2,314	2,044	2,153	6,949	15,911
Lifecycle 2020	330	2,084	2,413	1,999	2,258	5,103	14,187
Lifecycle 2015	495	1,509	2,139	1,934	2,011	—	8,088
Lifecycle 2010	129	1,222	2,181	1,917	1,964	—	7,413

Accounting and legal services. Pursuant to the Advisory Agreement, the Portfolios reimburse the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports amongst other services. These expenses are allocated to each share class based on relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the six months ended February 28, 2010, amounted to an approximate annual rate of 0.01% of each Portfolio’s average daily net assets except for Lifecycle 2045, which was 0.02%.

Distribution and service plans. The Trust has a distribution agreement with the Distributor. The Portfolios have adopted distribution plans with respect to Class A, Class R1, Class R3, Class R4 and Class 1 pursuant to Rule 12b-1 of the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Portfolios. In addition, under a service plan for Class R1, R3, R4 and R5, the Portfolios pay the Distributor for certain other services. The following table shows the contractual rates of distribution and services fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Portfolios’ shares.

	Distribution
Class	Fee (12b-1)	Service Fee

A	0.30%	0.00%
R1	0.50%	0.25%
R3	0.50%	0.15%
R4	0.25%	0.10%
R5	0.00%	0.05%
1	0.05%	0.00%

Sales charges. Class A shares are assessed up-front sales charges of up to 5% of the net asset value of such shares. The following summarizes the net upfront sales charges received by the Distributor during the six months ended February 28, 2010:

	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle
	2045	2040	2035	2030	2025	2020	2015	2010

Net Sales Charges	$23,120	$10,544	$20,122	$19,001	$27,298	$46,986	$40,257	$9,850
Retained for printing
prospectuses, advertising
and sales literature	3,051	1,251	2,769	2,418	4,196	7,618	6,174	1,117
Sales commission to
unrelated broker-dealers	19,984	9,272	17,324	16,455	22,730	39,218	34,043	8,733
Sales commission to
affiliated sales personnel	85	21	29	128	372	150	40	—

Transfer agent fees. The Portfolios have a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services” or “Transfer Agent”), an affiliate of the Adviser. The transfer agent fees are made up of three components:

•The Portfolios pay a monthly transfer agent fee at an annual rate of 0.05% for ClassA, R1, R3, R4 and R5, based on each class’s average daily net assets.

•The Portfolios pay a monthly fee for Class A, R1, R3, R4 and R5 based on an annual rate of $16.50 per shareholder account.

•In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

Semiannual report | Lifecycle Portfolios	51

Certain investor accounts that maintain small balances are charged an annual small accounts fee by Signature Services. Amounts related to these fees are credited by Signature Services to the Portfolios. For the period ended February 28, 2010, these fees were as follows:

Small account
Portfolio	fees

Lifecycle 2045 Portfolio	$740
Lifecycle 2040 Portfolio	360
Lifecycle 2035 Portfolio	460
Lifecycle 2030 Portfolio	260
Lifecycle 2025 Portfolio	440
Lifecycle 2020 Portfolio	320
Lifecycle 2015 Portfolio	280
Lifecycle 2010 Portfolio	140

Class level expenses for the six months ended February 28, 2010 were:

		Distribution and	Transfer	State registration	Printing and
Portfolio	Share class	service fees	agent fees	fees	postage fees

Lifecycle 2045	Class A	$6,239	$9,008	($846)	$419
	Class R1	1,939	610	297	40
	Class R3	977	313	1,399	54
	Class R4	330	164	1,399	38
	Class R5	37	181	1,433	44
	Class 1	56,869	—	—	—
	Total	$66,391	$10,276	$3,682	$595

Lifecycle 2040	Class A	$7,899	$7,528	($928)	$446
	Class R1	3,270	692	296	88
	Class R3	3,994	552	1,399	178
	Class R4	190	177	1,399	49
	Class R5	106	271	1,399	110
	Class 1	58,903	—	—	—
	Total	$74,362	$9,220	$3,565	$871

Lifecycle 2035	Class A	$10,331	$8,838	($868)	$624
	Class R1	3,159	690	291	53
	Class R3	1,644	362	1,395	60
	Class R4	293	149	1,395	30
	Class R5	49	199	1,413	47
	Class 1	80,538	—	—	—
	Total	$96,014	$10,238	$3,626	$814

Lifecycle 2030	Class A	$16,659	$11,720	($713)	$964
	Class R1	5,346	797	300	90
	Class R3	2,144	466	1,400	105
	Class R4	302	177	1,400	126
	Class R5	173	333	1,424	180
	Class 1	104,292	—	—	—
	Total	$128,916	$13,493	$3,811	$1,465

Lifecycle 2025	Class A	$17,566	$11,143	($770)	$1,037
	Class R1	5,350	775	300	127
	Class R3	3,332	559	1,402	154
	Class R4	477	208	1,402	42
	Class R5	94	259	1,435	87
	Class 1	126,194	—	—	—
	Total	$153,013	$12,944	$3,769	$1,447

Lifecycle 2020	Class A	$22,350	$12,945	($799)	$1,290
	Class R1	7,480	961	284	144
	Class R3	3,150	493	1,392	145
	Class R4	242	147	1,392	61
	Class R5	121	342	1,408	180
	Class 1	123,242	—	—	—

52	Lifecycle Portfolios | Semiannual report

		Distribution and	Transfer	State registration	Printing and
Portfolio	Share class	service fees	agent fees	fees	postage fees

Lifecycle 2015	Class A	$15,422	$9,408	($787)	$814
	Class R1	3,185	703	303	70
	Class R3	3,348	554	1,401	120
	Class R4	234	151	1,401	34
	Class R5	26	178	1,401	83
	Class 1	87,588	—	—	—
	Total	$109,803	$10,994	$3,719	$1,121

Lifecycle 2010	Class A	$10,385	$5,855	($828)	$483
	Class R1	1,378	451	301	54
	Class R3	3,298	456	1,405	128
	Class R4	147	111	1,402	25
	Class R5	36	157	1,388	50
	Class 1	86,450	—	—	—
	Total	$101,694	$7,030	$3,668	$740

Affiliated share ownership. At February 28, 2010, affiliates of the Portfolios owned shares of beneficial interest of the following Portfolios:

Portfolio	Class R1

Lifecycle 2040	10,742
Lifecycle 2015	11,100
Lifecycle 2010	22,262

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursements or waivers occurred. The table below outlines the amounts recovered during the six months ended February 28, 2010, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates.

	Amount recovered	Amounts eligible for
	during the six-month period	recovery through
Portfolio	ended 2/28/10	February 1, 2013

Lifecycle 2045	$1,453	$51,186
Lifecycle 2040	1,381	50,401
Lifecycle 2035	1,741	48,498
Lifecycle 2030	1,519	50,445
Lifecycle 2025	2,158	47,927
Lifecycle 2020	2,768	46,624
Lifecycle 2015	2,727	45,095
Lifecycle 2010	3,195	42,271

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Portfolio based on its average daily net assets.

Note 5 —Portfolio share transactions

Transactions in Portfolio shares for the six months ended February 28, 2010 and year ended August 31, 2009 were as follows:

Lifecycle 2045 Portfolio
	Six months ended 2-28-10			Year ended 8-31-09
	Shares	Amount	Shares	Amount
Class A shares

Sold	291,264	$2,426,619	229,021	$1,543,975
Issued in class	—	—	170,233	1,335,003
Distributions reinvested	6,799	57,727	3,299	19,894
Repurchased	(203,608)	(1,708,260)	(149,241)	(1,077,278)
Net increase	94,455	$776,086	253,312	$1,821,594

Class B shares

Sold	—	—	13,970	$102,558
Redeemed in class	—	—	(38,259)	(297,616)
Distributions reinvested	—	—	621	3,746
Repurchased	—	—	(5,449)	(29,624)
Net decrease	—	—	(29,117)	($220,936)

Semiannual report | Lifecycle Portfolios	53

Lifecycle 2045 Portfolio (continued)
	Six months ended 2-28-10			Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class C shares

Sold	—	—	14,614	$116,420
Redeemed in class	—	—	(34,573)	(268,750)
Distributions reinvested	—	—	480	2,897
Repurchased	—	—	(508)	(3,272)
Net decrease	—	—	(19,987)	($152,705)

Class R shares

Sold	—	—	19,637	$133,997
Redeemed in class	—	—	(34,994)	(272,677)
Distributions reinvested	—	—	380	2,295
Repurchased	—	—	(3,318)	(21,063)
Net decrease	—	—	(18,295)	($157,448)

Class R1 shares

Sold	22,471	$187,662	29,624	$207,566
Issued in class	—	—	34,911	272,677
Distributions reinvested	851	7,224	639	3,855
Repurchased	(31,615)	(264,391)	(4,672)	(32,120)
Net increase (decrease)	(8,293)	($69,505)	60,502	$451,978

Class R2 shares

Sold	—	—	76,052	$499,397
Redeemed in class	—	—	(98,209)	(768,637)
Distributions reinvested	—	—	1,518	9,174
Repurchased	—	—	(22,159)	(149,381)
Net decrease	—	—	(42,798)	($409,447)

Class R3 shares

Sold	19,104	$159,881	15,308	$101,575
Distributions reinvested	575	4,880	601	3,627
Repurchased	(4,616)	(39,303)	(12,221)	(106,986)
Net increase (decrease)	15,063	$125,458	3,688	($1,784)

Class R4 shares

Sold	7,436	$62,252	29,331	$192,923
Distributions reinvested	232	1,972	640	3,867
Repurchased	(39,035)	(330,978)	(3,056)	(20,000)
Net increase (decrease)	(31,367)	($266,754)	26,915	$176,790

Class R5 shares

Sold	8,910	$74,805	11,408	$78,765
Distributions reinvested	378	3,221	661	3,990
Repurchased	(16,945)	(143,951)	(1,080)	(6,920)
Net increase (decrease)	(7,657)	($65,925)	10,989	$75,835

Class 1 shares

Sold	6,694,818	$56,076,611	13,894,735	$91,138,785
Distributions reinvested	503,104	4,281,416	480,327	2,901,172
Repurchased	(59,137)	(484,812)	(133,787)	(864,726)
Net increase	7,138,785	$59,873,215	14,241,275	$93,175,231

Net increase	7,200,986	$60,372,575	14,486,484	$94,759,108

Lifecycle 2040 Portfolio
	Six months ended 2-28-10			Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class A shares

Sold	258,802	$2,160,564	307,579	$2,081,884
Issued in class	—	—	201,887	1,579,502
Distributions reinvested	9,078	77,167	4,650	28,038
Repurchased	(114,372)	(957,729)	(74,687)	(486,334)
Net increase	153,508	$1,280,002	439,429	$3,203,090

54	Lifecycle Portfolios | Semiannual report

Lifecycle 2040 Portfolio (continued)
	Six months ended 2-28-10			Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class B shares

Sold	—	—	20,105	$126,508
Redeemed in class	—	—	(41,499)	(322,722)
Distributions reinvested	—	—	528	3,178
Repurchased	—	—	(4,740)	(34,298)
Net decrease	—	—	(25,606)	($227,334)

Class C shares

Sold	—	—	43,613	$267,683
Redeemed in class	—	—	(66,426)	(516,364)
Distributions reinvested	—	—	782	4,706
Repurchased	—	—	(2,802)	(17,490)
Net decrease	—	—	(24,833)	($261,465)

Class R shares

Sold	—	—	31,048	$205,810
Redeemed in class	—	—	(41,538)	(323,657)
Distributions reinvested	—	—	376	2,266
Repurchased	—	—	(4,823)	(32,106)
Net decrease	—	—	(14,937)	($147,687)

Class R1 shares

Sold	57,056	$475,840	36,395	$238,132
Issued in class	—	—	41,423	323,657
Distributions reinvested	1,204	10,222	597	3,598
Repurchased	(8,407)	(67,170)	(5,513)	(33,458)
Net increase	49,853	$418,892	72,902	$531,929

Class R2 shares

Sold	—	—	43,242	$280,858
Redeemed in class	—	—	(94,651)	(740,416)
Distributions reinvested	—	—	2,102	12,672
Repurchased	—	—	(25,467)	(173,260)
Net decrease	—	—	(74,774)	($620,146)

Class R3 shares

Sold	23,240	$194,096	79,740	$527,333
Distributions reinvested	2,197	18,626	3,824	23,022
Repurchased	(28,271)	(239,943)	(43,415)	(279,770)
Net increase (decrease)	(2,834)	($27,221)	40,149	$270,585

Class R4 shares

Sold	6,672	$55,174	13,824	$88,979
Distributions reinvested	79	671	648	3,908
Repurchased	(32,179)	(273,831)	(74)	(496)
Net increase (decrease)	(25,428)	($217,986)	14,398	$92,391

Class R5 shares

Sold	5,474	$45,380	19,850	$131,531
Distributions reinvested	1,133	9,643	2,475	14,951
Repurchased	(29,136)	(249,864)	(16,221)	(95,430)
Net increase (decrease)	(22,529)	($194,841)	6,104	$51,052

Class 1 shares

Sold	6,930,143	$58,037,194	13,144,771	$86,196,741
Distributions reinvested	523,731	4,456,951	559,163	3,371,754
Repurchased	(73,025)	(612,739)	(54,593)	(417,267)
Net increase	7,380,849	$61,881,406	13,649,341	$89,151,228

Net increase	7,533,419	$63,140,252	14,082,173	$92,043,643

Semiannual report | Lifecycle Portfolios	55

Lifecycle 2035 Portfolio
	Six months ended 2-28-10			Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class A shares

Sold	305,552	$2,539,789	366,112	$2,458,929
Issued in class	—	—	264,955	2,079,523
Distributions reinvested	11,497	97,951	8,529	51,600
Repurchased	(155,011)	(1,307,761)	(97,826)	(627,225)
Net increase	162,038	$1,329,979	541,770	$3,962,827

Class B shares

Sold	—	—	23,555	$146,705
Redeemed in class	—	—	(70,038)	(546,825)
Distributions reinvested	—	—	1,313	7,945
Repurchased	—	—	(13,027)	(81,697)
Net decrease	—	—	(58,197)	($473,872)

Class C shares

Sold	—	—	32,575	$211,238
Redeemed in class	—	—	(55,314)	(431,814)
Distributions reinvested	—	—	799	4,837
Repurchased	—	—	(12,472)	(76,564)
Net decrease	—	—	(34,412)	($292,303)

Class R shares

Sold	—	—	31,214	$206,628
Redeemed in class	—	—	(32,327)	(252,793)
Distributions reinvested	—	—	404	2,447
Repurchased	—	—	(7,579)	(50,054)
Net decrease	—	—	(8,288)	($93,772)

Class R1 shares

Sold	67,948	$569,159	47,818	$361,428
Issued in class	—	—	32,236	252,793
Distributions reinvested	1,208	10,295	534	3,229
Repurchased	(11,252)	(94,054)	(15,988)	(102,152)
Net increase	57,904	$485,400	64,600	$515,298

Class R2 shares

Sold	—	—	63,296	$419,564
Redeemed in class	—	—	(140,202)	(1,100,884)
Distributions reinvested	—	—	4,320	26,138
Repurchased	—	—	(71,182)	(460,363)
Net decrease	—	—	(143,768)	($1,115,545)

Class R3 shares

Sold	27,289	$230,585	28,944	$193,354
Distributions reinvested	1,046	8,911	993	6,009
Repurchased	(5,065)	(41,739)	(1,053)	(6,658)
Net increase	23,270	$197,757	28,884	$192,705

Class R4 shares

Sold	15,711	$131,561	15,000	$100,049
Distributions reinvested	234	2,000	438	2,656
Repurchased	(14,054)	(120,181)	(14,870)	(122,851)
Net increase (decrease)	1,891	$13,380	568	($20,146)

Class R5 shares

Sold	18,201	$154,413	15,553	$104,010
Distributions reinvested	767	6,551	758	4,591
Repurchased	(11,837)	(103,076)	(6,389)	(42,503)
Net increase	7,131	$57,888	9,922	$66,098

Class 1 shares

Sold	8,109,190	$68,234,150	17,516,859	$116,193,783
Distributions reinvested	718,013	6,131,834	834,103	5,054,667
Repurchased	(59,969)	(502,318)	(173,716)	(1,215,980)
Net increase	8,767,234	$73,863,666	18,177,246	$120,032,470

Net increase	9,019,468	$75,948,070	18,578,325	$122,773,760

56	Lifecycle Portfolios | Semiannual report

Lifecycle 2030 Portfolio

	Six months ended 2-28-10			Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class A shares

Sold	477,587	$3,964,944	517,759	$3,514,857
Issued in class	—	—	496,321	3,881,343
Distributions reinvested	19,967	169,321	14,663	88,422
Repurchased	(203,685)	(1,699,134)	(174,060)	(1,183,846)
Net increase	293,869	$2,435,131	854,683	$6,300,776

Class B shares

Sold	—	—	97,976	$670,934
Redeemed in class	—	—	(142,045)	(1,107,266)
Distributions reinvested	—	—	1,516	9,160
Repurchased	—	—	(12,470)	(93,808)
Net decrease	—	—	(55,023)	($520,980)

Class C shares

Sold	—	—	101,600	$690,300
Redeemed in class	—	—	(142,763)	(1,114,055)
Distributions reinvested	—	—	1,551	9,370
Repurchased	—	—	(11,889)	(86,715)
Net decrease	—	—	(51,501)	($501,100)

Class R shares

Sold	—	—	75,532	$500,822
Redeemed in class	—	—	(77,815)	(606,314)
Distributions reinvested	—	—	551	3,325
Repurchased	—	—	(22,361)	(176,204)
Net decrease	—	—	(24,093)	($278,371)

Class R1 shares

Sold	85,515	$718,667	59,596	$406,778
Issued in class	—	—	77,741	606,314
Distributions reinvested	2,364	19,999	1,912	11,513
Repurchased	(44,202)	(361,788)	(12,104)	(91,401)
Net increase	43,677	$376,878	127,145	$933,204

Class R2 shares

Sold	—	—	138,277	$956,649
Redeemed in class	—	—	(212,775)	(1,660,022)
Distributions reinvested	—	—	5,744	34,577
Repurchased	—	—	(71,156)	(462,320)
Net decrease	—	—	(139,910)	($1,131,116)

Class R3 shares

Sold	20,072	$168,447	35,638	$240,343
Distributions reinvested	1,244	10,528	1,847	11,121
Repurchased	(8,659)	(71,137)	(29,722)	(238,267)
Net increase	12,657	$107,838	7,763	$13,197

Class R4 shares

Sold	20,826	$170,809	33,652	$213,678
Distributions reinvested	125	1,052	1,064	6,406
Repurchased	(56,263)	(478,323)	(334)	(1,826)
Net increase (decrease)	(35,312)	($306,462)	34,382	$218,258

Class R5 shares

Sold	8,165	$67,987	52,792	$333,340
Distributions reinvested	2,112	17,844	3,960	23,761
Repurchased	(40,609)	(337,609)	(35,278)	(232,575)
Net increase (decrease)	(30,332)	($251,778)	21,474	$124,526

Class 1 shares

Sold	11,484,139	$95,612,062	21,292,383	$139,783,901
Distributions reinvested	960,006	8,112,052	1,115,358	6,692,147
Repurchased	(81,889)	(670,772)	(138,463)	(897,765)
Net increase	12,362,256	$103,053,342	22,269,278	$145,578,283

Net increase	12,646,815	$105,414,949	23,044,198	$150,736,677

Semiannual report | Lifecycle Portfolios	57

Lifecycle 2025 Portfolio
	Six months ended 2-28-10			Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class A shares

Sold	587,701	$4,926,924	546,527	$3,715,152
Issued in class	—	—	394,887	3,126,927
Distributions reinvested	24,161	206,578	17,730	108,862
Repurchased	(221,170)	(1,870,096)	(138,705)	(931,494)
Net increase	390,692	$3,263,406	820,439	$6,019,447

Class B shares

Sold	—	—	66,594	$424,209
Redeemed in class	—	—	(129,323)	(1,020,540)
Distributions reinvested	—	—	2,030	12,487
Repurchased	—	—	(9,291)	(59,775)
Net decrease	—	—	(69,990)	($643,619)

Class C shares

Sold	—	—	50,775	$355,007
Redeemed in class	—	—	(105,394)	(831,711)
Distributions reinvested	—	—	2,235	13,748
Repurchased	—	—	(19,653)	(130,661)
Net decrease	—	—	(72,037)	($593,617)

Class R shares

Sold	—	—	57,997	$397,066
Redeemed in class	—	—	(64,033)	(505,063)
Distributions reinvested	—	—	655	4,021
Repurchased	—	—	(9,375)	(61,014)
Net decrease	—	—	(14,756)	($164,990)

Class R1 shares

Sold	81,387	$670,775	81,791	$586,872
Issued in class	—	—	63,986	505,063
Distributions reinvested	2,426	20,696	1,245	7,634
Repurchased	(43,316)	(361,327)	(24,434)	(156,018)
Net increase	40,497	$330,144	122,588	$943,551

Class R2 shares

Sold	—	—	73,262	$487,756
Redeemed in class	—	—	(161,546)	(1,274,676)
Distributions reinvested	—	—	4,816	29,476
Repurchased	—	—	(95,137)	(673,953)
Net decrease	—	—	(178,605)	($1,431,397)

Class R3 shares

Sold	28,328	$238,368	161,475	$1,015,788
Distributions reinvested	1,861	15,873	2,262	13,867
Repurchased	(80,788)	(675,351)	(35,703)	(214,461)
Net increase (decrease)	(50,599)	($421,110)	128,034	$815,194

Class R4 shares

Sold	29,644	$246,296	22,725	$153,992
Distributions reinvested	599	5,107	621	3,803
Repurchased	(25,369)	(217,529)	(11,951)	(106,001)
Net increase	4,874	$33,874	11,395	$51,794

Class R5 shares

Sold	35,135	$299,760	35,934	$227,122
Distributions reinvested	1,621	13,808	1,414	8,641
Repurchased	(3,240)	(27,509)	(24,077)	(159,502)
Net increase	33,516	$286,059	13,271	$76,261

Class 1 shares

Sold	12,144,943	$102,415,900	24,268,616	$164,106,191
Distributions reinvested	1,302,324	11,095,804	1,620,343	9,900,298
Repurchased	(322,520)	(2,710,418)	(622,833)	(4,316,869)
Net increase	13,124,747	$110,801,286	25,266,126	$169,689,620

Net increase	13,543,727	$114,293,659	26,026,465	$174,762,244

58	Lifecycle Portfolios | Semiannual report

Lifecycle 2020 Portfolio
	Six months ended 2-28-10			Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class A shares

Sold	506,488	$4,335,746	843,398	$5,840,412
Issued in class	—	—	567,982	4,597,659
Distributions reinvested	36,016	313,343	24,115	152,168
Repurchased	(321,400)	(2,794,114)	(257,578)	(1,776,958)
Net increase	221,104	$1,854,975	1,177,917	$8,813,281

Class B shares

Sold	—	—	89,162	$596,442
Redeemed in class	—	—	(194,540)	(1,572,500)
Distributions reinvested	—	—	4,351	27,498
Repurchased	—	—	(32,084)	(236,191)
Net decrease	—	—	(133,111)	($1,184,751)

Class C shares

Sold	—	—	111,994	$801,109
Redeemed in class	—	—	(170,215)	(1,374,827)
Distributions reinvested	—	—	3,553	22,452
Repurchased	—	—	(63,252)	(451,361)
Net decrease	—	—	(117,920)	($1,002,627)

Class R shares

Sold	—	—	46,005	$302,437
Redeemed in class	—	—	(49,389)	(398,486)
Distributions reinvested	—	—	1,038	6,550
Repurchased	—	—	(19,700)	(127,322)
Net decrease	—	—	(22,046)	($216,821)

Class R1 shares

Sold	109,411	$948,938	147,687	$1,170,558
Issued in class	—	—	49,324	398,486
Distributions reinvested	4,412	38,336	3,791	23,881
Repurchased	(50,305)	(438,125)	(18,534)	(121,897)
Net increase	63,518	$549,149	182,268	$1,471,028

Class R2 shares

Sold	—	—	158,681	$1,104,503
Redeemed in class	—	—	(204,215)	(1,650,332)
Distributions reinvested	—	—	7,295	45,961
Repurchased	—	—	(119,590)	(847,189)
Net decrease	—	—	(157,829)	($1,347,057)

Class R3 shares

Sold	25,834	$221,058	42,845	$295,131
Distributions reinvested	2,315	20,120	4,425	27,878
Repurchased	(6,266)	(53,638)	(21,774)	(141,477)
Net increase	21,883	$187,540	25,496	$181,532

Class R4 shares

Sold	8,726	$72,911	16,780	$115,799
Distributions reinvested	218	1,886	796	5,017
Repurchased	(29,545)	(257,364)	(232)	(1,537)
Net increase (decrease)	(20,601)	($182,567)	17,344	$119,279

Class R5 shares

Sold	7,931	$68,308	16,798	$115,596
Distributions reinvested	2,468	21,424	4,154	26,127
Repurchased	(3,413)	(29,785)	(5,257)	(30,146)
Net increase	6,986	$59,947	15,695	$111,577

Class 1 shares

Sold	11,965,972	$102,887,069	22,631,842	$156,559,554
Distributions reinvested	1,447,738	12,566,363	1,791,509	11,268,593
Repurchased	(434,311)	(3,707,713)	(833,821)	(5,768,240)
Net increase	12,979,399	$111,745,719	23,589,530	$162,059,907

Net increase	13,272,289	$114,214,763	24,577,344	$169,005,348

Semiannual report | Lifecycle Portfolios	59

Lifecycle 2015 Portfolio
	Six months ended 2-28-10			Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class A shares

Sold	468,993	$4,068,552	496,481	$3,592,049
Issued in class	—	—	460,316	3,769,840
Distributions reinvested	32,236	280,452	20,774	133,990
Repurchased	(224,049)	(1,942,055)	(212,468)	(1,467,009)
Net increase	277,180	$2,406,949	765,103	$6,028,870

Class B shares

Sold	—	—	45,711	$308,201
Redeemed in class	—	—	(129,739)	(1,060,260)
Distributions reinvested	—	—	4,076	26,402
Repurchased	—	—	(13,948)	(96,432)
Net decrease	—	—	(93,900)	($822,089)

Class C shares

Sold	—	—	117,378	$838,380
Redeemed in class	—	—	(147,565)	(1,205,250)
Distributions reinvested	—	—	4,146	26,826
Repurchased	—	—	(53,252)	(353,757)
Net decrease	—	—	(79,293)	($693,801)

Class R shares

Sold	—	—	54,171	$363,720
Redeemed in class	—	—	(51,647)	(421,825)
Distributions reinvested	—	—	846	5,465
Repurchased	—	—	(20,997)	(140,771)
Net decrease	—	—	(17,627)	($193,411)

Class R1 shares

Sold	31,332	$270,175	40,523	$286,908
Issued in class	—	—	51,584	421,825
Distributions reinvested	2,544	22,131	1,140	7,367
Repurchased	(1,323)	(11,273)	(21,359)	(151,325)
Net increase	32,553	$281,033	71,888	$564,775

Class R2 shares

Sold	—	—	188,699	$1,321,711
Redeemed in class	—	—	(184,129)	(1,504,330)
Distributions reinvested	—	—	7,027	45,326
Repurchased	—	—	(136,323)	(949,176)
Net decrease	—	—	(124,726)	($1,086,469)

Class R3 shares

Sold	67,246	$579,461	57,679	$408,695
Distributions reinvested	3,928	34,136	3,473	22,438
Repurchased	(7,421)	(62,740)	(39,547)	(263,835)
Net increase	63,753	$550,857	21,605	$167,298

Class R4 shares

Sold	7,065	$59,475	27,727	$195,515
Distributions reinvested	117	1,014	1,311	8,458
Repurchased	(45,881)	(403,077)	(3,377)	(23,477)
Net increase (decrease)	(38,699)	($342,588)	25,661	$180,496

Class R5 shares

Sold	10,057	$88,349	8,051	$59,632
Distributions reinvested	601	5,222	2,734	17,607
Repurchased	(2,184)	(19,104)	(46,068)	(289,507)
Net increase (decrease)	8,474	$74,467	(35,283)	($212,268)

Class 1 shares

Sold	7,475,247	$64,755,587	14,997,929	$106,432,784
Distributions reinvested	1,259,384	10,944,047	1,611,108	10,375,537
Repurchased	(798,222)	(6,915,910)	(1,640,803)	(11,608,029)
Net increase	7,936,409	$68,783,724	14,968,234	$105,200,292

Net increase	8,279,670	$71,754,442	15,501,662	$109,133,693

60	Lifecycle Portfolios | Semiannual report

Lifecycle 2010 Portfolio
	Six months ended 2-28-10			Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class A shares

Sold	341,704	$3,011,367	292,785	$2,223,749
Issued in class	—	—	289,387	2,428,586
Distributions reinvested	17,738	158,050	15,125	101,640
Repurchased	(123,318)	(1,092,091)	(136,259)	(940,575)
Net increase	236,124	$2,077,326	461,038	$3,813,400

Class B shares

Sold	—	—	22,919	$163,095
Redeemed in class	—	—	(39,224)	(328,622)
Distributions reinvested	—	—	1,266	8,530
Repurchased	—	—	(8,127)	(60,309)
Net decrease	—	—	(23,166)	($217,306)

Class C shares

Sold	—	—	75,643	$534,756
Redeemed in class	—	—	(154,022)	(1,291,223)
Distributions reinvested	—	—	3,652	24,615
Repurchased	—	—	(27,255)	(207,624)
Net decrease	—	—	(101,982)	($939,476)

Class R shares

Sold	—	—	6,771	$47,094
Redeemed in class	—	—	(17,574)	(147,035)
Distributions reinvested	—	—	551	3,703
Repurchased	—	—	(272)	(2,275)
Net decrease	—	—	(10,524)	($98,513)

Class R1 shares

Sold	33,794	$292,619	4,910	$35,868
Issued in class	—	—	17,555	147,035
Distributions reinvested	1,166	10,364	772	5,188
Repurchased	(3,178)	(27,416)	(2,129)	(14,370)
Net increase	31,782	$275,567	21,108	$173,721

Class R2 shares

Sold	—	—	33,248	$245,028
Redeemed in class	—	—	(96,489)	(808,741)
Distributions reinvested	—	—	6,716	45,062
Repurchased	—	—	(178,344)	(1,417,832)
Net decrease	—	—	(234,869)	($1,936,483)

Class R3 shares

Sold	36,904	$324,029	66,834	$531,367
Distributions reinvested	2,666	23,726	4,911	33,000
Repurchased	(45,241)	(389,713)	(3,423)	(23,484)
Net increase (decrease)	(5,671)	($41,958)	68,322	$540,883

Class R4 shares

Sold	1,237	$10,611	5,894	$43,791
Distributions reinvested	186	1,655	704	4,721
Repurchased	(7,450)	(66,719)	(13,926)	(122,010)
Net decrease	(6,027)	($54,453)	(7,328)	($73,498)

Class R5 shares

Sold	5,606	$50,431	8,201	$64,370
Distributions reinvested	613	5,447	1,120	7,502
Repurchased	(9,734)	(86,847)	(35,976)	(287,506)
Net decrease	(3,515)	($30,969)	(26,655)	($215,634)

Class 1 shares

Sold	35,122,170	$312,853,483	6,471,288	$47,546,820
Distributions reinvested	1,280,813	11,386,428	942,312	6,322,912
Repurchased	(4,884,267)	(43,372,690)	(1,898,895)	(13,768,484)
Net increase	31,518,716	$280,867,221	5,514,705	$40,101,248

Net increase	31,771,409	$283,092,734	5,660,649	$41,148,342

Semiannual report | Lifecycle Portfolios	61

Note 6 — Purchase and sale of securities

The following summarizes the purchases and sales of the affiliated underlying funds for the six months ended February 28, 2010:

	Purchases		Sales and Maturities

	U.S.	Other	U.S.	Other
Portfolio	Government	Issuers	Government	Issuers

Lifecycle 2045	—	$70,143,534	—	$9,908,471
Lifecycle 2040	—	73,433,335	—	10,437,616
Lifecycle 2035	—	89,818,411	—	14,052,284
Lifecycle 2030	—	127,921,371	—	22,776,118
Lifecycle 2025	—	149,387,177	—	35,855,083
Lifecycle 2020	—	160,352,619	—	47,540,319
Lifecycle 2015	—	118,195,004	—	48,257,168
Lifecycle 2010	—	373,686,170	—	91,629,087

Note 7 — Investment in affiliated underlying funds

The Portfolios invest primarily in affiliated underlying funds that are managed by the Adviser and affiliates. The Portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the Portfolios’ investments may represent a significant portion of each underlying fund’s net assets. For the six months ended February 28, 2010, the following Portfolios held 5% or more of an underlying funds’ net assets:

Portfolio	Affiliate-Class NAV	Percent of Underlying
		Funds’ Net Assets

Lifecycle 2045	International Equity Index	6.77%
	Small Cap Index	5.14%
Lifecycle 2040	International Equity Index	7.08%
	Small Cap Index	5.38%
Lifecycle 2035	International Equity Index	9.44%
	Small Cap Index	7.17%
Lifecycle 2030	Index 500	5.58%
	International Equity Index	11.78%
	Small Cap Index	8.40%
	Small Cap Value	5.10%
Lifecycle 2025	Index 500	6.67%
	International Equity Index	13.57%
	Small Cap Index	6.00%
Lifecycle 2020	Index 500	6.33%
	International Equity Index	11.07%
	Small Cap Index	5.41%
Lifecycle 2015	Small Cap Index	5.09%
	Total Bond Market	5.36%
Lifecycle 2010	International Equity Index	5.27%
	Small Cap Index	8.71%
	Total Bond Market	10.27%

62	Lifecycle Portfolios | Semiannual report

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management Services,LLC
James R. Boyle†
Grace K. Fey†	Investment Subadviser
Charles L. Bardelis*	MFC Global Investment Management
Peter S. Burgess*	(U.S.A.), Limited
Theron S. Hoffman
Hassell H. McClellan	Principal distributor
Steven M. Roberts*	John Hancock Funds, LLC
*Member of the Audit Committee
†Non-Independent Trustee	Custodian
State Street Bank and Trust Company
Officers
Hugh McHaffie	Transfer agent
President	John Hancock Signature Services, Inc.

Thomas M. Kinzler	Legal counsel
Secretary and Chief Legal Officer	K&L Gates LLP

Francis V. Knox, Jr.	The report is certified under the Sarbanes-Oxley Act, which
Chief Compliance Officer	requires mutual funds and other public companies to affirm
that, to the best of their knowledge, the information in
Charles A. Rizzo	their financial reports is fairly and accurately stated in all
Chief Financial Officer	material respects.

Michael J. Leary
Treasurer

John G. Vrysen
Chief Operating Officer

The Portfolio’s proxy voting policies and procedures, as well as the Portfolio’s proxy voting record, if any, for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Portfolio’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on FormN-Q. The Portfolio’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 toreceive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Lifecycle Portfolios | Semiannual report	63

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Lifecycle Portfolios.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	LC0SA 2/10
4/10

JOHN HANCOCK

Funds II

2.28.2010 **Semiannual Report**

John Hancock

MUTUAL FUNDS

John Hancock Funds II

Semiannual Report — Table of Contents

Sector Weightings	3
Shareholder Expense Example	9
Portfolio of Investments (See below for each Fund’s page #)	15
Statements of Assets and Liabilities	280
Statements of Operations	295
Statements of Changes in Net Assets	310
Financial Highlights	320
Notes to Financial Statements	335
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees	408
Appendix A	410
For More Information	411

	Portfolio of		Portfolio of
Fund	Investments	Fund	Investments
Active Bond Fund	15	Investment Quality Bond Fund	138
All Cap Core Fund	30	Large Cap Fund	148
All Cap Growth Fund	34	Large Cap Value Fund	149
All Cap Value Fund	35	Mid Cap Index Fund	151
Alpha Opportunities Fund	37	Mid Cap Stock Fund	156
Alternative Asset Allocation Fund	41	Mid Cap Value Equity Fund	157
Blue Chip Growth Fund	41	Mid Value Fund	159
Capital Appreciation Fund	43	Optimized Value Fund	162
Core Bond Fund	45	Real Estate Equity Fund	163
Core Diversified Growth & Income Portfolio	52	Real Estate Securities Fund	164
Core Fundamental Holdings Portfolio	52	Real Return Bond Fund	165
Core Global Diversification Portfolio	52	Short Term Government Income Fund	168
Emerging Markets Debt Fund	52	Small Cap Growth Fund	169
Emerging Markets Value Fund	54	Small Cap Index Fund	171
Equity-Income Fund	66	Small Cap Opportunities Fund	186
Fundamental Value Fund	69	Small Cap Value Fund	197
Global Agribusiness Fund	70	Small Company Growth Fund	198
Global Bond Fund	71	Small Company Value Fund	200
Global Infrastructure Fund	78	Smaller Company Growth Fund	203
Global Real Estate Fund	79	Spectrum Income Fund	213
Global Timber Fund	80	Strategic Bond Fund	240
High Income Fund	81	Total Bond Market Fund	247
High Yield Fund	85	Total Return Fund	256
Index 500 Fund	92	U.S. Government Securities Fund	263
International Equity Index Fund	98	U.S. High Yield Bond Fund	265
International Opportunities Fund	114	U.S. Multi Sector Fund	270
International Small Cap Fund	115	Value & Restructuring Fund	274
International Small Company Fund	116	Value Fund	276
International Value Fund	137	Vista Fund	277

2

John Hancock Funds II

Sector Weightings

Active Bond Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Mortgage Securities	31.55
Financials	22.76
Government	11.75
Energy	6.39
Communications	4.86
Consumer, Non-cyclical	4.81
Utilities	4.56
Consumer, Cyclical	3.17
Industrials	2.77
Asset Backed Securities	2.31
Basic Materials	1.70
Technology	0.22
Short-Term Investments &
Net Other Assets	3.15

All Cap Core Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Information Technology	18.39
Financials	15.16
Health Care	13.11
Consumer Discretionary	12.19
Consumer Staples	10.01
Industrials	9.93
Energy	9.40
Materials	4.35
Utilities	2.77
Telecommunication Services	2.46
Short-Term Investments &
Net Other Assets	2.23

All Cap Growth Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Information Technology	36.78
Health Care	19.97
Consumer Discretionary	15.95
Energy	7.49
Financials	7.13
Industrials	5.22
Consumer Staples	5.00
Materials	1.44
Short-Term Investments &
Net Other Assets	1.02

All Cap Value Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Health Care	20.72
Financials	17.76
Energy	15.64
Industrials	13.25
Information Technology	13.12
Consumer Discretionary	10.94
Materials	4.90
Consumer Staples	1.64
Utilities	0.88
Short-Term Investments &
Net Other Assets	1.15

Alpha Opportunities Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Information Technology	19.31
Consumer Discretionary	16.14
Industrials	14.45
Financials	14.05
Health Care	12.83
Energy	7.47
Materials	5.16
Consumer Staples	4.53
Telecommunication Services	0.68
Utilities	0.36
Short-Term Investments &
Net Other Assets	5.02

Alternative Asset Allocation Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Equity

Real Estate	17.23
Emerging Markets	12.93
Exchange Traded Funds	8.49
International Small Cap	7.96
Natural Resources	5.83
Fixed Income

Bank Loan	13.02
Treasury Inflation-Protected
Securities	13.02
Global Bond	11.19
High Yield Bond	8.02
Net Other Assets	2.31

Blue Chip Growth Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Information Technology	31.76
Consumer Discretionary	17.43
Financials	14.89
Health Care	14.28
Industrials	8.66
Energy	6.23
Consumer Staples	2.25
Materials	2.02
Telecommunication Services	1.81
Short-Term Investments &
Net Other Assets	0.67

Capital Appreciation Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Information Technology	36.27
Health Care	19.11
Consumer Discretionary	15.53
Energy	7.39
Financials	6.92
Industrials	5.11
Consumer Staples	4.87
Materials	1.40
Short-Term Investments &
Net Other Assets	3.40

Core Bond Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Mortgage Securities	61.58
Government	21.25
Financials	8.56
Asset Backed Securities	6.03
Communications	3.52
Energy	3.18
Consumer, Non-cyclical	2.65
Utilities	2.08
Basic Materials	1.24
Diversified	0.44
Technology	0.43
Short-Term Investments &
Net Other Assets	(10.96)

3

John Hancock Funds II

Sector Weightings

Core Diversified Growth &
Income Portfolio
Value as a
percentage of
Sector Distribution	Fund’s net assets

Equity

U.S. Large Cap	31.72
Large Value	16.21
Energy	8.10
International Large Cap	4.41
International	3.62
International Mid Cap	3.01
Diversified	3.00
Fixed Income

Government	18.01
Intermediate Bond	12.01
Net Other Assets	(0.09)

Core Fundamental Holdings Portfolio
Value as a
percentage of
Sector Distribution	Fund’s net assets

Equity

U.S. Large Cap	25.90
Large Value	14.12
International	7.81
Energy	7.06
International Large Cap	5.21
Fixed Income

Government	24.04
Intermediate Bond	16.03
Net Other Assets	(0.17)

Core Global Diversification Portfolio
Value as a
percentage of
Sector Distribution	Fund’s net assets

Equity

International	18.62
International Large Cap	17.02
U.S. Large Cap	9.01
Diversified	6.91
International Mid Cap	6.91
Large Value	6.61
Fixed Income

Government	21.00
Intermediate Bond	14.01
Net Other Assets	(0.09)

Emerging Markets Debt Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Government	39.61
Communications	14.27
Financials	8.48
Energy	8.14
Consumer, Non-cyclical	6.25
Consumer, Cyclical	5.93
Industrials	3.41
Basic Materials	1.91
Utilities	1.72
Diversified	1.67
Short-Term Investments &
Net Other Assets	8.61

Emerging Markets Value Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Financials	31.70
Materials	19.16
Industrials	12.99
Consumer Discretionary	9.98
Information Technology	8.26
Energy	6.79
Consumer Staples	5.29
Telecommunication Services	1.71
Utilities	1.52
Health Care	0.97
Short-Term Investments &
Net Other Assets	1.63

Equity Income Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Financials	20.58
Consumer Discretionary	15.33
Industrials	13.44
Energy	13.15
Utilities	7.55
Information Technology	6.01
Materials	5.87
Health Care	4.83
Telecommunication Services	3.98
Consumer Staples	3.76
Short-Term Investments &
Net Other Assets	5.50

Fundamental Value Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Financials	29.58
Energy	15.71
Consumer Staples	14.03
Health Care	10.41
Information Technology	7.87
Consumer Discretionary	7.20
Materials	6.05
Industrials	5.60
Short-Term Investments &
Net Other Assets	3.55

Global Agribusiness Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Consumer Staples	53.41
Materials	41.43
Industrials	2.60
Short-Term Investments &
Net Other Assets	2.56

Global Bond Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Government	45.98
Financials	29.38
Mortgage Securities	12.51
Asset Backed Securities	1.58
Communications	1.15
Consumer, Cyclical	1.03
Industrials	0.87
Consumer, Non-cyclical	0.63
Basic Materials	0.54
Technology	0.29
Utilities	0.29
Energy	0.29
Short-Term Investments &
Net Other Assets	5.46

Global Infrastructure Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Utilities	37.27
Telecommunication Services	25.95
Energy	18.87
Industrials	15.71
Consumer Discretionary	0.97
Health Care	0.38
Short-Term Investments &
Net Other Assets	0.85

4

John Hancock Funds II

Sector Weightings

Global Real Estate Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Financials	98.16
Consumer Discretionary	0.21
Industrials	0.17
Short-Term Investments &
Net Other Assets	1.46

Global Timber Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Materials	84.54
Financials	15.34
Short-Term Investments &
Net Other Assets	0.12

High Income Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Consumer, Cyclical	50.01
Communications	27.14
Basic Materials	6.50
Financials	5.14
Consumer, Non-cyclical	1.84
Utilities	1.75
Industrials	1.40
Asset Backed Securities	1.23
Energy	0.45
Mortgage Securities	0.32
Short-Term Investments &
Net Other Assets	4.22

High Yield Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Financials	17.00
Communications	14.30
Energy	12.69
Consumer, Cyclical	12.31
Consumer, Non-cyclical	11.70
Basic Materials	10.31
Industrials	7.13
Utilities	5.26
Government	4.18
Short-Term Investments &
Net Other Assets	3.94

Index 500 Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Information Technology	18.07
Financials	15.38
Health Care	12.15
Consumer Staples	11.22
Energy	10.77
Industrials	9.90
Consumer Discretionary	9.55
Utilities	3.37
Materials	3.29
Telecommunication Services	2.72
Short-Term Investments &
Net Other Assets	3.58

International Equity Index Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Financials	24.20
Materials	10.97
Energy	10.50
Industrials	9.64
Consumer Staples	8.26
Consumer Discretionary	7.88
Information Technology	6.37
Health Care	6.32
Telecommunication Services	5.93
Utilities	4.67
Short-Term Investments &
Net Other Assets	5.26

International Opportunities Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Consumer Discretionary	17.09
Financials	16.17
Consumer Staples	11.87
Health Care	10.59
Information Technology	10.39
Materials	9.13
Industrials	8.66
Energy	5.41
Telecommunication Services	2.98
Short-Term Investments &
Net Other Assets	7.71

International Small Cap Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Consumer Discretionary	30.23
Industrials	18.27
Financials	18.20
Information Technology	10.70
Materials	5.67
Consumer Staples	4.55
Health Care	3.26
Energy	2.17
Telecommunication Services	1.08
Short-Term Investments &
Net Other Assets	5.87

International Small Company Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Industrials	25.15
Consumer Discretionary	18.92
Materials	12.46
Financials	11.92
Information Technology	9.16
Health Care	6.49
Energy	6.45
Consumer Staples	6.34
Utilities	1.62
Telecommunication Services	0.88
Short-Term Investments &
Net Other Assets	0.61

International Value Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Financials	14.76
Information Technology	14.46
Telecommunication Services	13.01
Consumer Discretionary	12.65
Industrials	12.50
Energy	9.61
Health Care	8.82
Consumer Staples	2.85
Utilities	2.52
Materials	0.57
Short-Term Investments &
Net Other Assets	8.25

5

John Hancock Funds II

Sector Weightings

Investment Quality Bond Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Government	31.55
Financials	21.37
Mortgage Securities	10.49
Communications	8.30
Consumer, Non-cyclical	6.76
Utilities	5.13
Energy	2.97
Consumer, Cyclical	1.68
Basic Materials	1.63
Industrials	0.91
Technology	0.67
Asset Backed Securities	0.63
Short-Term Investments &
Net Other Assets	7.91

Large Cap Fund

Value as a
percentage of
Sector Distribution	Fund’s net assets

Information Technology	16.39
Health Care	13.55
Financials	14.52
Consumer Discretionary	12.77
Energy	12.30
Industrials	11.78
Consumer Staples	7.46
Utilities	5.27
Materials	2.23
Telecommunication Services	1.99
Short-Term Investments &
Net Other Assets	1.74

Large Cap Value Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Energy	20.85
Health Care	16.86
Industrials	13.79
Financials	12.45
Materials	10.43
Utilities	6.92
Information Technology	5.20
Consumer Staples	4.89
Consumer Discretionary	3.73
Telecommunication Services	3.46
Short-Term Investments &
Net Other Assets	1.42

Mid Cap Index Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Financials	18.99
Information Technology	14.44
Consumer Discretionary	13.98
Industrials	13.90
Health Care	12.09
Energy	6.49
Utilities	6.24
Materials	6.21
Consumer Staples	3.91
Telecommunication Services	0.75
Short-Term Investments &
Net Other Assets	3.00

Mid Cap Stock Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Information Technology	29.62
Consumer Discretionary	22.77
Industrials	14.55
Health Care	12.39
Materials	5.32
Financials	5.12
Energy	4.16
Consumer Staples	1.34
Telecommunication Services	0.97
Short-Term Investments &
Net Other Assets	3.76

Mid Cap Value Equity Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Industrials	19.35
Financials	18.21
Consumer Discretionary	10.15
Information Technology	10.08
Materials	8.94
Energy	8.67
Health Care	8.27
Utilities	6.31
Telecommunication Services	3.84
Consumer Staples	2.71
Short-Term Investments &
Net Other Assets	3.47

Mid Value Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Financials	19.17
Consumer Discretionary	16.73
Industrials	9.28
Consumer Staples	9.06
Energy	8.56
Information Technology	8.17
Utilities	8.17
Materials	6.15
Health Care	6.05
Telecommunication Services	1.12
Short-Term Investments &
Net Other Assets	7.54

Optimized Value Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Financials	28.10
Energy	18.95
Consumer Discretionary	13.00
Information Technology	9.31
Health Care	7.25
Industrials	6.31
Telecommunication Services	5.12
Consumer Staples	4.97
Utilities	3.34
Materials	2.61
Short-Term Investments &
Net Other Assets	1.04

Real Estate Equity Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Financials	93.50
Consumer Discretionary	4.18
Short-Term Investments &
Net Other Assets	2.32

Real Estate Securities Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Financials	98.90
Short-Term Investments &
Net Other Assets	1.10

6

John Hancock Funds II

Sector Weightings

Real Return Bond Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Government	84.75
Financials	10.22
Mortgage Securities	6.71
Asset Backed Securities	1.77
Energy	0.86
Consumer, Cyclical	0.16
Consumer, Non-cyclical	0.14
Basic Materials	0.08
Short-Term Investments &
Net Other Assets	(4.67)

Short Term Government Income Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Government	65.15
Mortgage Securities	21.05
Utilities	6.73
Financials	4.95
Short-Term Investments &
Net Other Assets	2.12

Small Cap Growth Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Health Care	24.00
Information Technology	23.45
Consumer Discretionary	20.22
Industrials	16.75
Energy	3.33
Financials	3.07
Consumer Staples	2.99
Telecommunication Services	1.57
Materials	1.22
Short-Term Investments &
Net Other Assets	3.40

Small Cap Index Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Financials	20.29
Information Technology	17.57
Industrials	14.76
Consumer Discretionary	13.98
Health Care	13.72
Energy	5.07
Materials	4.37
Consumer Staples	3.39
Utilities	2.99
Telecommunication Services	0.87
Short-Term Investments &
Net Other Assets	2.99

Small Cap Opportunities Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Financials	18.69
Consumer Discretionary	18.13
Industrials	17.58
Information Technology	16.00
Health Care	9.98
Energy	8.04
Materials	5.89
Consumer Staples	3.14
Utilities	1.15
Telecommunication Services	1.14
Short-Term Investments &
Net Other Assets	0.26

Small Cap Value Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Financials	22.87
Industrials	19.55
Consumer Discretionary	16.97
Information Technology	9.70
Health Care	7.60
Utilities	5.39
Materials	5.12
Energy	5.09
Consumer Staples	4.80
Short-Term Investments &
Net Other Assets	2.91

Small Company Growth Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Information Technology	27.53
Health Care	19.37
Consumer Discretionary	16.59
Industrials	12.70
Financials	7.94
Energy	6.34
Materials	2.73
Consumer Staples	1.72
Telecommunication Services	1.13
Utilities	0.97
Short-Term Investments &
Net Other Assets	2.98

Small Company Value Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Industrials	24.32
Financials	22.69
Consumer Discretionary	11.79
Information Technology	9.91
Materials	8.65
Energy	7.40
Health Care	6.47
Utilities	3.70
Consumer Staples	1.78
Telecommunication Services	0.52
Short-Term Investments &
Net Other Assets	2.77

Smaller Company Growth Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Information Technology	19.43
Industrials	18.61
Consumer Discretionary	16.15
Health Care	15.06
Financials	10.21
Energy	7.89
Materials	4.59
Telecommunication Services	3.74
Consumer Staples	1.81
Utilities	0.28
Short-Term Investments &
Net Other Assets	2.23

Spectrum Income Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Mortgage Securities	20.39
Government	16.58
Financials	15.29
Communications	8.78
Energy	6.60
Consumer, Non-cyclical	5.89
Consumer, Cyclical	5.65
Industrials	4.86
Basic Materials	3.74
Utilities	3.31
Asset Backed Securities	2.27
Technology	1.91
Short-Term Investments &
Net Other Assets	4.73

7

John Hancock Funds II

Sector Weightings

Strategic Bond Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Mortgage Securities	25.53
Government	20.80
Financials	13.68
Energy	7.77
Communications	7.19
Asset Back Securities	6.90
Consumer, Non-cyclical	5.31
Consumer, Cyclical	4.56
Basic Materials	2.37
Utilities	1.96
Industrials	1.61
Technology	0.49
Short-Term Investments &
Net Other Assets	1.83

Total Bond Market Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Mortgage Securities	44.06
Government	33.71
Financials	8.09
Communications	2.50
Consumer, Non-cyclical	2.41
Energy	2.03
Utilities	1.68
Industrials	1.29
Consumer, Cyclical	0.62
Basic Materials	0.60
Technology	0.45
Asset Backed Securities	0.25
Short-Term Investments &
Net Other Assets	2.31

Total Return Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Government	25.37
Financials	23.00
Mortgage Securities	22.46
Asset Backed Securities	2.11
Consumer, Non-cyclical	1.61
Communications	0.96
Energy	0.53
Basic Materials	0.44
Technology	0.25
Industrials	0.24
Consumer, Cyclical	0.01
Short-Term Investments &
Net Other Assets	23.03

U.S. Government Securities Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Mortgage Securities	30.01
Government	19.65
Asset Backed Securities	4.51
Short-Term Investments &
Net Other Assets	45.83

U.S. High Yield Bond Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Communications	21.45
Consumer, Non-cyclical	19.34
Consumer, Cyclical	15.21
Financials	12.42
Energy	8.07
Utilities	7.14
Technology	5.78
Industrials	4.53
Basic Materials	2.38
Asset Backed Securities	0.14
Short-Term Investments &
Net Other Assets	3.54

U.S. Multi Sector Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Information Technology	29.06
Health Care	23.46
Consumer Staples	19.87
Energy	8.57
Consumer Discretionary	4.64
Financials	3.31
Industrials	2.74
Telecommunication Services	1.31
Materials	1.26
Utilities	0.14
Short-Term Investments &
Net Other Assets	5.64

Value Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Financials	20.87
Industrials	16.69
Information Technology	11.61
Health Care	10.18
Consumer Discretionary	8.07
Materials	7.13
Energy	6.98
Utilities	6.64
Consumer Staples	6.50
Short-Term Investments &
Net Other Assets	5.33

Value & Restructuring Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Energy	23.85
Financials	16.33
Industrials	15.15
Materials	12.66
Information Technology	7.56
Consumer Staples	6.43
Consumer Discretionary	6.03
Health Care	5.64
Telecommunication Services	3.96
Utilities	0.49
Short-Term Investments &
Net Other Assets	1.90

Vista Fund
Value as a
percentage of
Sector Distribution	Fund’s net assets

Information Technology	24.23
Consumer Discretionary	18.71
Health Care	13.45
Industrials	13.28
Financials	7.81
Energy	7.28
Materials	6.50
Telecommunication Services	4.79
Consumer Staples	1.99
Short-Term Investments &
Net Other Assets	1.96

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole. Because the Funds may focus on particular sectors of the economy, their performance may depend on the performance of those sectors.

8

John Hancock Funds II

Shareholder Expense Example

As a shareholder of John Hancock Funds II, you incur ongoing costs, such as management fees, distribution (12b-1) fees and other expenses, as applicable. In the case of Alternative Asset Allocation Fund, Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio and Core Global Diversification Portfolio, in addition to the operating expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the operating expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied operating expenses and transaction costs and the Fund may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Fund will vary. If these indirect expenses were included, your expenses paid during the period would have been higher.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 through February 28, 2010).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period[1]	Annualized
	Account Value	Account Value	9/1/2009–	Expense
	9/1/2009	2/28/2010	2/28/2010	Ratio[2]

Active Bond Fund
Class 1 — Actual	$1,000.00	$1,082.10	$3.56	0.69%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.46	0.69%
Class NAV — Actual	1,000.00	1,082.40	3.30	0.64%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.21	0.64%

All Cap Core Fund
Class NAV — Actual	$1,000.00	$1,081.70	$4.23	0.82%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.11	0.82%

All Cap Growth Fund
Class 1 — Actual	$1,000.00	$1,070.50	$5.08	0.99%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.96	0.99%

All Cap Value Fund
Class 1 — Actual	$1,000.00	$1,116.40	$4.83	0.92%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.61	0.92%
Class NAV — Actual	1,000.00	1,116.30	4.57	0.87%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.36	0.87%

Alpha Opportunities Fund
Class NAV — Actual	$1,000.00	$1,104.90	$5.43	1.04%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.21	1.04%

9

John Hancock Funds II

Shareholder Expense Example

			Expenses Paid
	Beginning	Ending	During Period[1]	Annualized
	Account Value	Account Value	9/1/2009–	Expense
	9/1/2009	2/28/2010	2/28/2010	Ratio[2]

Alternative Asset Allocation Fund
Class A — Actual	$1,000.00	$1,086.00	$3.16	0.61%
Class A — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.06	0.61%

Blue Chip Growth Fund
Class 1 — Actual	$1,000.00	$1,103.00	$4.43	0.85%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.26	0.85%
Class NAV — Actual	1,000.00	1,102.80	4.17	0.80%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.01	0.80%

Capital Appreciation Fund
Class 1 — Actual	$1,000.00	$1,108.70	$4.13	0.79%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.96	0.79%
Class NAV — Actual	1,000.00	1,109.00	3.87	0.74%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.71	0.74%

Core Bond Fund
Class 1 — Actual	$1,000.00	$1,038.70	$3.49	0.69%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.46	0.69%
Class NAV — Actual	1,000.00	1,039.80	3.24	0.64%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.21	0.64%

Core Diversified Growth & Income Portfolio
Class 1 — Actual	$1,000.00	$1,074.70	$0.41	0.08%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.40	0.08%

Core Fundamental Holdings Portfolio
Class 1 — Actual	$1,000.00	$1,064.80	$0.41	0.08%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.40	0.08%

Core Global Diversification Portfolio
Class 1 — Actual	$1,000.00	$1,058.30	$0.41	0.08%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.40	0.08%

Emerging Markets Debt Fund
Class A — Actual[3]	$1,000.00	$1,007.40	$1.80	1.17%
Class A — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.00	5.86	1.17%
Class I — Actual[3]	1,000.00	1,007.80	1.34	0.87%
Class I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.36	0.87%

Emerging Markets Value Fund
Class NAV — Actual	$1,000.00	$1,139.70	$5.68	1.07%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.36	1.07%

Equity-Income Fund
Class 1 — Actual	$1,000.00	$1,073.60	$4.47	0.87%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.36	0.87%
Class NAV — Actual	1,000.00	1,074.20	4.22	0.82%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.11	0.82%

Fundamental Value Fund
Class 1 — Actual	$1,000.00	$1,098.60	$4.37	0.84%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.21	0.84%
Class NAV — Actual	1,000.00	1,099.30	4.11	0.79%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.96	0.79%

Global Agribusiness Fund
Class A — Actual	$1,000.00	$1,074.30	$7.46	1.45%
Class A — Hypothetical (5% annualized return before expenses)	1,000.00	1,017.60	7.25	1.45%
Class I — Actual	1,000.00	1,077.40	5.15	1.00%
Class I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.01	1.00%

Global Bond Fund
Class 1 — Actual	$1,000.00	$1,048.50	$4.32	0.85%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.26	0.85%
Class NAV — Actual	1,000.00	1,048.70	4.06	0.80%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.01	0.80%

10

John Hancock Funds II

Shareholder Expense Example

			Expenses Paid
	Beginning	Ending	During Period[1]	Annualized
	Account Value	Account Value	9/1/2009–	Expense
	9/1/2009	2/28/2010	2/28/2010	Ratio[2]

Global Infrastructure Fund
Class A — Actual	$1,000.00	$1,074.20	$7.46	1.45%
Class A — Hypothetical (5% annualized return before expenses)	1,000.00	1,017.60	7.25	1.45%
Class I — Actual	1,000.00	1,076.30	5.15	1.00%
Class I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.01	1.00%

Global Real Estate Fund
Class NAV — Actual	$1,000.00	$1,063.20	$5.52	1.08%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.40	5.41	1.08%

Global Timber Fund
Class A — Actual	$1,000.00	$1,100.40	$7.55	1.45%
Class A — Hypothetical (5% annualized return before expenses)	1,000.00	1,017.60	7.25	1.45%
Class I — Actual	1,000.00	1,103.10	5.21	1.00%
Class I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.01	1.00%

High Income Fund
Class NAV — Actual	$1,000.00	$1,332.40	$4.16	0.72%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.61	0.72%

High Yield Fund
Class 1 — Actual	$1,000.00	$1,145.70	$4.04	0.76%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.81	0.76%
Class NAV — Actual	1,000.00	1,145.60	3.78	0.71%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.56	0.71%

Index 500 Fund
Class NAV — Actual	$1,000.00	$1,091.40	$2.49	0.48%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.41	0.48%

International Equity Index Fund
Class NAV — Actual	$1,000.00	$1,035.80	$2.88	0.57%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	2.86	0.57%

International Opportunities Fund
Class 1 — Actual	$1,000.00	$1,016.90	$5.15	1.03%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.16	1.03%
Class NAV — Actual	1,000.00	1,018.10	4.90	0.98%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.91	0.98%

International Small Cap Fund
Class 1 — Actual	$1,000.00	$1,077.00	$6.33	1.23%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.70	6.16	1.23%
Class NAV — Actual	1,000.00	1,078.30	6.08	1.18%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.90	5.91	1.18%

International Small Company Fund
Class NAV — Actual	$1,000.00	$1,037.20	$5.66	1.12%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	5.61	1.12%

International Value Fund
Class 1 — Actual	$1,000.00	$1,019.40	$4.71	0.94%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.71	0.94%
Class NAV — Actual	1,000.00	1,019.80	4.46	0.89%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.46	0.89%

Investment Quality Bond Fund
Class 1 — Actual	$1,000.00	$1,042.00	$3.59	0.71%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.56	0.71%
Class NAV — Actual	1,000.00	1,042.30	3.34	0.66%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.31	0.66%

Large Cap Fund
Class 1 — Actual	$1,000.00	$1,116.70	$4.46	0.85%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.26	0.85%
Class NAV — Actual	1,000.00	1,116.20	4.20	0.80%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.01	0.80%

11

John Hancock Funds II

Shareholder Expense Example

			Expenses Paid
	Beginning	Ending	During Period[1]	Annualized
	Account Value	Account Value	9/1/2009–	Expense
	9/1/2009	2/28/2010	2/28/2010	Ratio[2]

Large Cap Value Fund
Class 1 — Actual	$1,000.00	$1,067.70	$4.61	0.90%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.51	0.90%
Class NAV — Actual	1,000.00	1,068.10	4.36	0.85%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.26	0.85%

Mid Cap Index Fund
Class NAV — Actual	$1,000.00	$1,133.40	$2.59	0.49%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.46	0.49%

Mid Cap Stock Fund
Class 1 — Actual	$1,000.00	$1,145.40	$4.95	0.93%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.66	0.93%
Class NAV — Actual	1,000.00	1,146.10	4.68	0.88%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.41	0.88%

Mid Cap Value Equity Fund
Class NAV — Actual	$1,000.00	$1,127.70	$4.85	0.92%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.61	0.92%

Mid Value Fund
Class NAV — Actual	$1,000.00	$1,113.70	$5.24	1.00%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.01	1.00%

Optimized Value Fund
Class 1 — Actual	$1,000.00	$1,082.00	$4.18	0.81%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.06	0.81%
Class NAV — Actual	1,000.00	1,081.40	3.92	0.76%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.81	0.76%

Real Estate Equity Fund
Class NAV — Actual	$1,000.00	$1,170.40	$4.79	0.89%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.46	0.89%

Real Estate Securities Fund
Class 1 — Actual	$1,000.00	$1,168.60	$4.30	0.80%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.01	0.80%

Real Return Bond Fund
Class 1 — Actual	$1,000.00	$1,050.60	$3.91	0.77%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%
Class NAV — Actual	1,000.00	1,051.30	3.66	0.72%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.61	0.72%

Short Term Government Income Fund
Class NAV — Actual	$1,000.00	$1,018.00	$3.25	0.65%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.26	0.65%

Small Cap Growth Fund
Class NAV — Actual	$1,000.00	$1,128.90	$5.96	1.13%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	5.66	1.13%

Small Cap Index Fund
Class NAV — Actual	$1,000.00	$1,103.40	$2.76	0.53%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	2.66	0.53%

Small Cap Opportunities Fund
Class 1 — Actual	$1,000.00	$1,114.00	$5.45	1.04%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.21	1.04%
Class NAV — Actual	1,000.00	1,113.70	5.19	0.99%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.96	0.99%

Small Cap Value Fund
Class NAV — Actual	$1,000.00	$1,140.00	$6.00	1.13%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	5.66	1.13%

Small Company Growth Fund
Class NAV — Actual	$1,000.00	$1,105.20	$5.79	1.11%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	5.56	1.11%

12

John Hancock Funds II

Shareholder Expense Example

			Expenses Paid
	Beginning	Ending	During Period[1]	Annualized
	Account Value	Account Value	9/1/2009–	Expense
	9/1/2009	2/28/2010	2/28/2010	Ratio[2]

Small Company Value Fund
Class 1 — Actual	$1,000.00	$1,094.90	$5.61	1.08%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.40	5.41	1.08%
Class NAV — Actual	1,000.00	1,095.40	5.35	1.03%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.16	1.03%

Smaller Company Growth Fund
Class NAV — Actual	$1,000.00	$1,115.60	$5.25	1.00%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.01	1.00%

Spectrum Income Fund
Class NAV — Actual	$1,000.00	$1,059.90	$3.93	0.77%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%

Strategic Bond Fund
Class 1 — Actual	$1,000.00	$1,093.90	$4.05	0.78%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%
Class NAV — Actual	1,000.00	1,095.50	3.79	0.73%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.66	0.73%

Total Bond Market Fund
Class NAV — Actual	$1,000.00	$1,027.00	$2.61	0.52%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	2.61	0.52%

Total Return Fund
Class 1 — Actual	$1,000.00	$1,055.30	$3.92	0.77%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%
Class NAV — Actual	1,000.00	1,055.00	3.67	0.72%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.61	0.72%

U.S. Government Securities Fund
Class 1 — Actual	$1,000.00	$1,051.70	$3.76	0.74%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.71	0.74%
Class NAV — Actual	1,000.00	1,051.20	3.51	0.69%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.46	0.69%

U.S. High Yield Bond Fund
Class 1 — Actual	$1,000.00	$1,107.50	$4.23	0.81%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.06	0.81%
Class NAV — Actual	1,000.00	1,106.90	3.97	0.76%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.81	0.76%

U.S. Multi Sector Fund
Class NAV — Actual	$1,000.00	$1,083.10	$4.08	0.79%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.96	0.79%

Value Fund
Class NAV — Actual	$1,000.00	$1,141.30	$4.25	0.80%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.01	0.80%

Value & Restructuring Fund
Class NAV — Actual	$1,000.00	$1,127.40	$4.48	0.85%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.26	0.85%

Vista Fund
Class NAV — Actual	$1,000.00	$1,103.90	$4.85	0.93%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.66	0.93%

1 Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

2 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

13

John Hancock Funds II

Shareholder Expense Example

Fund	Range

Alternative Asset Allocation Fund	0.71% – 1.18%
Core Diversified Growth & Income Portfolio	0.37% – 0.57%
Core Fundamental Holdings Portfolio	0.37% – 0.57%
Core Global Diversification Portfolio	0.37% – 0.57%

3 The inception date for Emerging Markets Debt Fund is January 4, 2010. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (56), and divided by 365.

14

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Fund
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 29.35%
Federal Home Loan Bank - 0.06%
5.375%, 05/18/2016		$370,000	$417,193
Federal National Mortgage Association - 17.25%
1.875%, 10/29/2012		1,110,000	1,114,854
2.050%, 01/28/2013		3,500,000	3,510,794
3.000%, 10/29/2014		765,000	771,347
3.127%, 07/01/2033 (P)		1,975	2,057
3.474%, 05/01/2035 (P)		2,096,063	2,149,550
4.000%, 06/25/2017 to 08/25/2027		13,783,920	12,226,125
4.375%, 03/15/2013		20,000	21,663
4.500%, 04/25/2038		1,932,806	356,619
4.898%, 12/01/2038 (P)		617,345	650,913
5.000%, TBA (B)		7,260,000	7,530,548
5.000%, 05/01/2018 to 02/01/2040		30,392,133	28,280,049
5.230%, 12/01/2038 (P)		457,564	482,444
5.299%, 12/01/2038 (P)		779,783	822,184
5.500%, 02/01/2018 to 05/01/2037		35,571,388	37,661,536
5.559%, 01/01/2036 (P)		1,079,607	1,133,530
5.737%, 04/01/2036 (P)		754,212	792,157
6.000%, 09/01/2022 to 02/01/2036		15,908,908	17,125,558
6.250%, 05/15/2029		157,000	184,344
6.500%, 02/01/2036		53,389	57,421
7.000%, 09/01/2010 to 10/25/2041		39,869	42,665
7.500%, 09/01/2029 to 11/25/2041		34,120	37,634

			114,953,992
Federal Home Loan Mortgage Corp. - 0.11%
4.500%, 01/15/2025		1,350,101	164,544
4.750%, 01/15/2031		279,833	289,420
6.000%, 10/15/2039		1,337,138	262,380

			716,344
Government National Mortgage Association - 0.53%
4.500%, 04/15/2039		3,275,422	3,339,012
5.000%, 04/15/2035		68,749	72,168
5.500%, 03/15/2035		76,852	82,180
6.000%, 03/15/2033 to 06/15/2033		29,140	31,612
6.500%, 09/15/2028 to 08/15/2031		5,375	5,912
7.000%, 04/15/2029		2,026	2,232
8.000%, 10/15/2026		2,061	2,285

			3,535,401
U.S. Treasury Bonds - 0.81%
4.375%, 11/15/2039		1,730,000	1,686,210
4.500%, 08/15/2039		3,725,000	3,708,122

			5,394,332
U.S. Treasury Notes - 10.59%
1.375%, 04/15/2012 to 02/15/2013		21,965,000	22,143,092
2.125%, 11/30/2014		6,305,000	6,295,152
2.250%, 01/31/2015		5,415,000	5,416,689
2.375%, 10/31/2014 to 02/28/2015		4,215,000	4,235,101
2.625%, 06/30/2014 to 12/31/2014		8,380,000	8,590,318
3.375%, 11/15/2019		20,240,000	19,887,379
3.625%, 02/15/2020		4,000,000	4,010,624

			70,578,355

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $189,585,967)			$195,595,617

FOREIGN GOVERNMENT
OBLIGATIONS - 0.02%
Argentina - 0.01%
Republic of Argentina
0.630%, 12/31/2038	ARS	177,218	14,791
3.720%, 12/15/2035		393,449	5,007

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Argentina (continued)
Republic of Argentina (continued)
5.830%, 12/31/2033		$72,870	$16,244

			36,042
Canada - 0.00%
Government of Canada
5.500%, 06/01/2010	CAD	5,000	4,815
Colombia - 0.00%
Republic of Colombia
10.000%, 01/23/2012		$20,000	22,800
11.750%, 03/01/2010	COP	8,000,000	4,158

			26,958
Japan - 0.01%
Government of Japan
1.500%, 09/20/2014	JPY	1,350,000	15,895
1.800%, 03/22/2010		2,650,000	29,856

			45,751
Mexico - 0.00%
Government of Mexico
8.000%, 12/19/2013 to 12/07/2023	MXN	406,700	32,468
Panama - 0.00%
Republic of Panama
8.875%, 09/30/2027		$6,000	7,680
9.375%, 04/01/2029		1,000	1,340

			9,020
Peru - 0.00%
Republic of Peru
9.875%, 02/06/2015		2,000	2,526
Sweden - 0.00%
Kingdom of Sweden
5.250%, 03/15/2011	SEK	30,000	4,415

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $179,615)			$161,995

CORPORATE BONDS - 50.87%
Aerospace & Defense - 0.24%
BE Aerospace, Inc.
8.500%, 07/01/2018		400,000	419,000
Embraer Overseas, Ltd.
6.375%, 01/15/2020		490,000	489,388
L-3 Communications Corp., Series B
6.375%, 10/15/2015		650,000	660,563

			1,568,951
Agriculture - 0.40%
Altria Group, Inc.
8.500%, 11/10/2013		985,000	1,157,051
Bunge Ltd. Finance Corp.
5.350%, 04/15/2014		580,000	609,849
8.500%, 06/15/2019		220,000	256,311
Cargill, Inc.
6.125%, 09/15/2036 (S)		665,000	675,061

			2,698,272
Airlines - 0.51%
Continental Airlines, Inc., Class B
8.307%, 04/02/2018		158,381	147,295
Continental Airlines, Inc.,
Series 1991-1, Class A
6.545%, 02/02/2019		64,098	64,258

The accompanying notes are an integral part of the financial statements.	15

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited)  (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Airlines (continued)
Continental Airlines, Inc., Series 981A
6.648%, 09/15/2017	$153,990	$149,370
Delta Air Lines, Inc.
9.500%, 09/15/2014 (S)	335,000	340,863
Delta Air Lines, Inc., Class G-1
6.718%, 01/02/2023	410,143	373,230
Delta Air Lines, Inc.,
Series 2007-1, Class A
6.821%, 08/10/2022	653,091	625,334
Northwest Airlines, Inc.,
Series 2002-1, Class G2
6.264%, 11/20/2021	635,806	557,920
Northwest Airlines, Inc.,
Series 2007-1, Class A
7.027%, 11/01/2019	304,266	270,797
United Air Lines, Inc.
9.750%, 01/15/2017	465,000	484,763
9.875%, 08/01/2013 (S)	130,000	130,000
10.400%, 11/01/2016	235,000	248,513

		3,392,343
Auto Manufacturers - 0.12%
Oshkosh Corp.
8.500%, 03/01/2020 (S)	65,000	65,000
Volvo Treasury AB
5.950%, 04/01/2015 (S)	710,000	728,910

		793,910
Auto Parts & Equipment - 0.25%
Allison Transmission, Inc.
11.000%, 11/01/2015 (S)	600,000	622,500
Delphi Corp.
6.197%, 11/15/2033 (H)	2,000	0
Exide Technologies, Series B
10.500%, 03/15/2013	565,000	549,463
Tenneco, Inc.
8.625%, 11/15/2014	490,000	481,425

		1,653,388
Banks - 1.55%
Allfirst Preferred Capital Trust
1.751%, 07/15/2029 (P)	310,000	204,026
American Express Bank FSB
6.000%, 09/13/2017	805,000	853,135
Australia & New Zealand
Banking Group, Ltd.
5.100%, 01/13/2020 (S)	495,000	493,830
Banco Santander Chile
5.375%, 12/09/2014 (S)	5,000	5,357
Bank of Nova Scotia
3.400%, 01/22/2015	570,000	581,763
Barclays Bank PLC
5.125%, 01/08/2020	795,000	780,600
Dresdner Bank AG
7.250%, 09/15/2015	281,000	299,574
Independence Community Bank Corp.
2.071%, 04/01/2014 (P)	85,000	83,918
Lloyds TSB Bank PLC
5.800%, 01/13/2020 (S)	270,000	261,266
Lloyds TSB Group PLC
6.267%, 11/29/2049 (S)	545,000	288,850
6.413%, 09/29/2049 (S)(P)	450,000	238,500
Rabobank Nederland NV, (11.000% to
06/30/2019, then 3 month LIBOR
+ 1086.75 bps)
maturing at 06/29/2049 (S)	632,000	800,763

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banks (continued)
Regions Financial Corp.
7.750%, 11/10/2014	$605,000	$622,421
Shinhan Bank
6.819%, 09/20/2036	515,000	478,095
Silicon Valley Bank
6.050%, 06/01/2017	415,000	393,036
Wachovia Bank NA
5.850%, 02/01/2037	395,000	368,279
Wachovia Bank NA, Series BKNT
6.600%, 01/15/2038	325,000	333,896
Wells Fargo & Company, Series I
3.750%, 10/01/2014	2,000,000	2,024,124
Wells Fargo Bank NA
5.750%, 05/16/2016	490,000	513,222
Westpac Banking Corp.
4.875%, 11/19/2019	705,000	695,941

		10,320,596
Beverages - 0.36%
Anheuser-Busch Companies, Inc.
6.500%, 02/01/2043	10,000	10,638
Anheuser-Busch InBev Worldwide, Inc.
4.125%, 01/15/2015	490,000	504,845
5.375%, 01/15/2020	335,000	351,784
SABMiller PLC
5.500%, 08/15/2013 (S)	535,000	578,096
6.500%, 07/15/2018 (S)	875,000	973,897

		2,419,260
Biotechnology - 0.12%
Life Technologies Corp.
4.400%, 03/01/2015	305,000	308,771
6.000%, 03/01/2020	490,000	505,197

		813,968
Building Materials - 0.42%
CRH America, Inc.
8.125%, 07/15/2018	525,000	620,627
Masco Corp.
5.850%, 03/15/2017	705,000	665,277
USG Corp.
6.300%, 11/15/2016	1,000,000	880,000
Voto-Votorantim Overseas Trading
Operations NV
6.625%, 09/25/2019 (S)	620,000	616,900

		2,782,804
Chemicals - 0.44%
American Pacific Corp.
9.000%, 02/01/2015	700,000	691,250
Diversey, Inc.
8.250%, 11/15/2019 (S)	150,000	154,500
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	375,000	372,963
Mosaic Company
7.625%, 12/01/2016 (S)	360,000	393,051
RPM International, Inc.
6.500%, 02/15/2018	310,000	327,204
Sterling Chemicals, Inc.
10.250%, 04/01/2015	305,000	294,325
The Dow Chemical Company
5.700%, 05/15/2018	700,000	727,325

		2,960,618

The accompanying notes are an integral part of the financial statements.	16

John Hancock Funds II
Portfolio of Investments — February 28, 2010 (Unaudited)  (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Coal - 0.10%
Arch Coal, Inc.
8.750%, 08/01/2016 (S)	$130,000	$134,550
Drummond Company, Inc.
7.375%, 02/15/2016	600,000	559,500

		694,050
Commercial Services - 0.48%
Catalent Pharma Solutions, Inc., PIK
9.500%, 04/15/2015	510,000	483,225
ERAC USA Finance Company
6.375%, 10/15/2017 (S)	350,000	383,165
Hutchison Whampoa International, Ltd.
5.750%, 09/11/2019 (S)	580,000	595,254
Science Applications International Corp.
5.500%, 07/01/2033	825,000	738,626
Seminole Indian Tribe of Florida
6.535%, 10/01/2020 (S)	405,000	367,457
United Rentals North America, Inc.
7.000%, 02/15/2014	520,000	462,800
10.875%, 06/15/2016	170,000	178,500

		3,209,027
Cosmetics & Personal Care - 0.06%
Revlon Consumer Products Corp.
9.750%, 11/15/2015 (S)	395,000	405,863
Diversified Financial Services - 11.37%
American Express Company
7.000%, 03/19/2018	1,855,000	2,080,861
American Express Credit
Company, Series C
7.300%, 08/20/2013	760,000	858,121
American Honda Finance Corp.
7.625%, 10/01/2018 (S)	715,000	843,401
Astoria Depositor Corp. , Series B
8.144%, 05/01/2021 (S)	600,000	540,000
AXA Financial, Inc.
7.750%, 08/01/2010	210,000	215,922
BAC Capital Trust XIII
0.654%, 03/15/2043 (P)	640,000	381,820
Bank of America Corp.
5.650%, 05/01/2018	565,000	563,582
5.750%, 12/01/2017	1,849,000	1,872,399
7.625%, 06/01/2019	685,000	774,635
Bear Stearns Companies LLC
0.442%, 11/28/2011 (P)	640,000	639,668
7.250%, 02/01/2018	380,000	440,777
Beaver Valley Funding
9.000%, 06/01/2017	1,123,000	1,232,661
Bosphorus Financial Services, Ltd.
2.050%, 02/15/2012 (P)(S)	187,500	179,549
BPCE SA, (12.50% to 09/30/2019 then
3 month LIBOR + 12.98%)
maturing at 08/29/2049 (S)	255,000	300,773
Capital One Bank USA NA
8.800%, 07/15/2019	425,000	510,714
Capital One Financial Corp.
6.750%, 09/15/2017	550,000	603,731
7.375%, 05/23/2014	740,000	848,293
Capmark Financial Group, Inc.
5.875%, 05/10/2012 (H)	1,300,000	366,612
Caterpillar Financial Services Corp.
5.450%, 04/15/2018	870,000	927,527
5.500%, 03/15/2016	405,000	445,467
7.150%, 02/15/2019	450,000	531,830

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Charles Schwab Corp.
4.950%, 06/01/2014	$465,000	$499,554
Chuo Mitsui Trust & Banking
Company, Ltd., (5.506% to 04/15/2015,
then 3 month LIBOR + 249 bps)
maturing at 12/29/2049 (S)	500,000	486,462
Citigroup, Inc.
5.625%, 08/27/2012	219,000	230,616
5.850%, 12/11/2034	285,000	254,304
6.125%, 11/21/2017 to 05/15/2018	3,050,000	3,078,341
6.375%, 08/12/2014	790,000	838,425
8.500%, 05/22/2019	1,030,000	1,188,576
CME Group, Inc.
5.750%, 02/15/2014	470,000	519,876
Comerica Capital Trust II
6.576%, 02/20/2037 (P)	700,000	579,250
ConocoPhillips Canada Funding Company
5.950%, 10/15/2036	1,000,000	1,040,972
Credit Suisse First Boston USA, Inc.
6.500%, 01/15/2012	209,000	227,544
Credit Suisse New York
5.300%, 08/13/2019	405,000	414,898
Crown Castle Towers LLC
6.113%, 01/15/2020 (S)	495,000	518,335
Discover Financial Services
10.250%, 07/15/2019	655,000	775,077
Ford Motor Credit Company LLC
7.500%, 08/01/2012	195,000	195,817
General Electric Capital Corp.
5.450%, 01/15/2013	261,000	280,667
5.625%, 05/01/2018	605,000	622,127
General Electric Capital Corp., MTN
6.000%, 08/07/2019	325,000	340,033
GTP Towers Issuer LLC
4.436%, 02/15/2015 (S)	645,000	653,146
8.112%, 02/15/2015 (S)	600,000	600,000
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	345,000	358,936
6.800%, 06/15/2018 (S)	1,350,000	1,367,437
Hartford Financial Services Group, Inc.
6.300%, 03/15/2018	485,000	501,407
HBOS PLC
5.375%, 11/29/2049 (S)	22,000	17,820
HSBC Finance Corp.
5.000%, 06/30/2015	645,000	676,788
HSBC Holdings PLC
6.500%, 09/15/2037	435,000	446,293
Hyundai Capital Services
6.000%, 05/05/2015 (S)	415,000	441,973
International Lease Finance Corp.
6.375%, 03/25/2013	540,000	475,608
Jefferies Group, Inc.
6.450%, 06/08/2027	380,000	336,644
8.500%, 07/15/2019	2,545,000	2,830,758
JPMorgan Chase & Company
4.650%, 06/01/2014	655,000	693,650
6.300%, 04/23/2019	1,267,000	1,405,037
6.750%, 02/01/2011	218,000	229,433
JPMorgan Chase & Company, MTN
6.000%, 01/15/2018	860,000	931,436
JPMorgan Chase & Company, Series 1,
(7.900% to 04/30/2018, then 3 month
LIBOR + 347 bps)
maturing at 04/29/2049	510,000	527,243

The accompanying notes are an integral part of the financial statements.	17

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
JPMorgan Chase Capital XX
6.550%, 09/29/2036	$250,000	$233,942
JPMorgan Chase Capital XXIII
1.250%, 05/15/2047 (P)	915,000	655,204
Lehman Brothers Holdings, Inc.
0.00%, 01/26/2017 (H)	1,120,000	249,200
Macquarie Group, Ltd.
6.000%, 01/14/2020 (S)	395,000	383,173
7.300%, 08/01/2014 (S)	260,000	286,710
MBNA Capital
1.049%, 02/01/2027 (P)	23,000	15,674
Mellon Capital IV
6.244%, 06/29/2049 (P)	400,000	350,000
Merna Reinsurance, Ltd.
2.001%, 07/07/2010 (P)(S)	1,000,000	989,000
Merrill Lynch & Company, Inc.
0.482%, 06/05/2012 (P)	472,000	463,412
0.799%, 05/02/2017 (P)	1,000,000	892,264
6.875%, 04/25/2018	1,515,000	1,596,278
7.750%, 05/14/2038	1,355,000	1,446,906
Mizuho Financial Group, Ltd.
8.375%, 01/29/2049	250,000	250,313
Morgan Stanley
0.701%, 10/18/2016 (P)	830,000	756,133
5.625%, 09/23/2019	1,000,000	991,488
5.950%, 12/28/2017	290,000	298,906
6.000%, 04/28/2015	1,000,000	1,068,170
7.300%, 05/13/2019	535,000	591,557
10.090%, 05/03/2017	2,700,000	1,393,216
Morgan Stanley, Series F
6.625%, 04/01/2018	1,025,000	1,090,583
Nelnet, Inc., (7.400% to 09/01/2011, then
3 month LIBOR +337.58 bps)
maturing at 09/15/2061	400,000	298,348
Northern Trust Company
4.625%, 05/01/2014	410,000	441,821
6.500%, 08/15/2018	190,000	216,184
PNC Financial Services Group, Inc.
8.250%, 05/29/2049 (P)	760,000	794,587
PNC Funding Corp.
4.250%, 09/21/2015	750,000	766,149
Santander Issuances SA, (6.500% to
11/01/2014, then 3 month LIBOR
+ 392 bps)
maturing at 08/11/2019 (S)	900,000	952,430
Schwab Capital Trust I
7.500%, 11/15/2037 (P)	1,435,000	1,390,888
SLM Corp.
0.549%, 01/27/2014 (P)	1,840,000	1,528,714
SLM Corp., MTN
8.450%, 06/15/2018	485,000	474,416
Standard Chartered PLC
6.400%, 09/26/2017 (S)	1,000,000	1,071,438
6.409%, 01/30/2017 (P)(S)	715,000	612,118
State Street Capital Trust IV
1.254%, 06/15/2037 (N)	1,165,000	809,094
SunTrust Capital VIII
6.100%, 12/15/2036 (P)	414,000	318,101
SunTrust Preferred Capital I
5.853%, 12/31/2049 (P)	102,000	69,998
TD Ameritrade Holding Corp.
5.600%, 12/01/2019	460,000	465,667
Teco Finance, Inc.
6.572%, 11/01/2017	302,000	321,156
7.000%, 05/01/2012	418,000	453,939

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
The Goldman Sachs Capital II
5.793%, 10/29/2049 (P)	$760,000	$606,100
The Goldman Sachs Group, Inc.
5.125%, 01/15/2015	1,035,000	1,093,390
5.500%, 11/15/2014	447,000	480,590
5.950%, 01/18/2018	1,500,000	1,574,252
6.000%, 05/01/2014	645,000	707,891
6.750%, 10/01/2037	420,000	407,217
7.500%, 02/15/2019	1,155,000	1,321,892
TuranAlem Finance BV
7.875%, 06/02/2010 (H)	12,000	4,440
UBS AG
5.875%, 12/20/2017	550,000	572,996
USB Capital IX
6.189%, 10/29/2049 (P)	2,025,000	1,670,625
USB Realty Corp., (6.091% to
01/15/2012, then 3 month LIBOR
+ 114.7 bps)
maturing at 12/29/2049 (S)	500,000	384,375
Vita Capital III, Ltd., Series B-I
1.351%, 01/01/2011 (P)(S)	870,000	854,079
Waddell & Reed Financial, Inc.
5.600%, 01/15/2011	400,000	413,788
Wells Fargo Capital XIII, Series GMTN
7.700%, 12/29/2049 (P)	1,000,000	985,000

		75,806,638
Electric - 3.98%
AES Eastern Energy LP, Series 1999-A
9.000%, 01/02/2017	562,976	574,939
AES Gener SA
7.500%, 03/25/2014	218,000	238,442
Allegheny Energy Supply Company LLC
5.750%, 10/15/2019 (S)	370,000	372,881
American Electric Power Company, Inc.
5.250%, 06/01/2015	210,000	224,415
Appalachian Power Company
5.800%, 10/01/2035	39,000	38,335
7.000%, 04/01/2038	425,000	486,794
Aquila, Inc.
11.875%, 07/01/2012	570,000	665,757
Arizona Public Service Company
5.500%, 09/01/2035	222,000	197,045
BVPS II Funding Corp.
8.890%, 06/01/2017	274,000	307,008
CenterPoint Energy Houston Electric LLC
6.950%, 03/15/2033	10,000	11,137
CMS Energy Corp.
6.250%, 02/01/2020	595,000	582,388
Commonwealth Edison Company
5.800%, 03/15/2018	2,225,000	2,414,566
6.150%, 09/15/2017	255,000	282,605
Constellation Energy Group, Inc.
7.600%, 04/01/2032	246,000	279,674
Delmarva Power & Light Company
6.400%, 12/01/2013	390,000	442,965
Dominion Resources, Inc.
5.000%, 03/15/2013	575,000	615,500
5.700%, 09/17/2012	207,000	225,780
6.300%, 09/30/2066 (P)	800,000	740,000
DTE Energy Company
7.625%, 05/15/2014	435,000	500,946
Duke Energy Corp.
6.300%, 02/01/2014	335,000	373,887

The accompanying notes are an integral part of the financial statements.	18

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electric (continued)
Enel Finance International SA
6.250%, 09/15/2017 (S)	$565,000	$619,896
Enersis SA
7.375%, 01/15/2014	12,000	13,326
FirstEnergy Corp.
6.450%, 11/15/2011	9,000	9,616
7.375%, 11/15/2031	676,000	730,963
FirstEnergy Solutions Corp.
4.800%, 02/15/2015	460,000	479,663
FPL Group Capital, Inc.
6.350%, 10/01/2066 (P)	650,000	598,000
Indiantown Cogeneration LP, Series A-9
9.260%, 12/15/2010	27,206	27,728
Ipalco Enterprises, Inc.
8.625%, 11/14/2011	365,000	378,688
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	1,720,000	1,866,867
ITC Holdings Corp.
5.500%, 01/15/2020 (S)	575,000	588,456
5.875%, 09/30/2016 (S)	170,000	179,771
Listrindo Capital BV
9.250%, 01/29/2015 (S)	180,000	185,368
Midwest Generation LLC, Series B
8.560%, 01/02/2016	533,119	545,114
Monongahela Power Company
7.950%, 12/15/2013 (S)	665,000	767,401
National Grid PLC
6.300%, 08/01/2016	485,000	537,596
Nevada Power Company
6.650%, 04/01/2036	530,000	564,894
Pacific Gas & Electric Company
4.200%, 03/01/2011	246,000	254,103
4.800%, 03/01/2014	212,000	230,485
8.250%, 10/15/2018	455,000	561,307
Peco Energy Company
5.350%, 03/01/2018	1,000,000	1,063,929
PG&E Corp.
5.750%, 04/01/2014	390,000	429,402
PNPP II Funding Corp.
9.120%, 05/30/2016	206,000	227,576
PSEG Power LLC
5.000%, 04/01/2014	214,000	224,079
8.625%, 04/15/2031	214,000	275,223
Public Service Company of New Mexico
7.950%, 05/15/2018	1,000,000	1,052,434
San Diego Gas & Electric
Company, Series FFF
6.125%, 09/15/2037	1,000,000	1,083,607
Scottish Power, Ltd.
4.910%, 03/15/2010	225,000	225,187
Sierra Pacific Power Company, Series M
6.000%, 05/15/2016	840,000	922,056
SPI Electricity & Gas Australia
Holdings Party, Ltd.
6.150%, 11/15/2013 (S)	16,000	17,188
Texas Competitive Electric Holdings
Company LLC, Series A
10.250%, 11/01/2015	650,000	485,810
TransAlta Corp.
6.650%, 05/15/2018	580,000	635,791
United Energy Distribution Property, Ltd.
4.700%, 04/15/2011 (S)	96,000	98,399
Virginia Electric and Power Company
6.000%, 01/15/2036	620,000	646,675

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electric (continued)
Waterford 3 Funding Corp.
8.090%, 01/02/2017	$405,049	$410,383

		26,512,045
Electrical Components & Equipment - 0.04%
Coleman Cable, Inc.
9.000%, 02/15/2018 (S)	240,000	237,600
Electronics - 0.10%
Amphenol Corp.
4.750%, 11/15/2014	675,000	693,828
Energy-Alternate Sources - 0.03%
Salton Sea Funding Corp. , Series F
7.475%, 11/30/2018	182,488	201,516
Engineering & Construction - 0.05%
Odebrecht Finance, Ltd.
7.000%, 04/21/2020 (S)	340,000	343,400
Entertainment - 0.50%
AMC Entertainment, Inc.
8.000%, 03/01/2014	615,000	605,775
8.750%, 06/01/2019	180,000	185,850
Cinemark USA, Inc.
8.625%, 06/15/2019	175,000	182,000
Greektown Holdings LLC
10.750%, 12/01/2013 (H)(S)	220,000	13,200
HRP Myrtle Beach Operations LLC
0.00%, 04/01/2012 (H)(S)	140,000	0
Jacobs Entertainment, Inc.
9.750%, 06/15/2014	820,000	756,450
Mohegan Tribal Gaming Authority
8.000%, 04/01/2012	300,000	265,500
Pokagon Gaming Authority
10.375%, 06/15/2014 (S)	600,000	624,000
Regal Cinemas Corp.
8.625%, 07/15/2019	145,000	151,344
Waterford Gaming LLC
8.625%, 09/15/2014 (S)	196,000	106,820
Yonkers Racing Corp.
11.375%, 07/15/2016 (S)	395,000	416,725

		3,307,664
Food - 1.38%
B&G Foods, Inc.
7.625%, 01/15/2018	240,000	242,400
Bumble Bee Foods LLC
7.750%, 12/15/2015 (S)	215,000	215,538
Corp. Pesquera Inca SAC
9.000%, 02/10/2017 (S)	275,000	269,500
General Mills, Inc.
5.650%, 09/10/2012	600,000	658,810
5.700%, 02/15/2017	245,000	269,292
Kraft Foods, Inc.
5.375%, 02/10/2020	895,000	925,954
5.625%, 11/01/2011	219,000	232,555
6.000%, 02/11/2013	605,000	667,935
6.125%, 02/01/2018	580,000	636,312
Kroger Company
6.800%, 12/15/2018	920,000	1,047,691
7.000%, 05/01/2018	580,000	659,401
McCormick & Company, Inc.
5.750%, 12/15/2017	1,000,000	1,076,333
Nabisco, Inc.
7.550%, 06/15/2015	229,000	270,903
Smithfield Foods, Inc.
7.000%, 08/01/2011	18,000	18,000

The accompanying notes are an integral part of the financial statements.	19

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Food (continued)
Smithfield Foods, Inc. (continued)
10.000%, 07/15/2014 (S)	$365,000	$395,113
Supervalu, Inc.
7.500%, 11/15/2014	500,000	502,500
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)	208,000	215,081
Tesco PLC
6.150%, 11/15/2037 (S)	570,000	607,940
Tyson Foods, Inc.
10.500%, 03/01/2014	225,000	261,563

		9,172,821
Forest Products & Paper - 0.40%
International Paper Company
7.950%, 06/15/2018	520,000	604,161
9.375%, 05/15/2019	530,000	661,817
NewPage Corp.
11.375%, 12/31/2014	125,000	119,375
PE Paper Escrow GmbH
12.000%, 08/01/2014 (S)	100,000	108,500
Verso Paper Holdings LLC, Series B
9.125%, 08/01/2014	610,000	561,200
Westvaco Corp.
7.950%, 02/15/2031	550,000	598,682

		2,653,735
Gas - 0.38%
CenterPoint Energy, Inc.
6.500%, 05/01/2018	1,000,000	1,065,425
Michigan Consolidated Gas Company
5.700%, 03/15/2033	14,000	13,345
Sempra Energy
6.500%, 06/01/2016	450,000	503,858
8.900%, 11/15/2013	360,000	432,139
Southern Union Company
7.200%, 11/01/2066 (P)	610,000	547,475

		2,562,242
Healthcare Products - 0.15%
Covidien International Finance SA
6.000%, 10/15/2017	610,000	673,672
Inverness Medical Innovations, Inc.
7.875%, 02/01/2016 (S)	360,000	349,200

		1,022,872
Healthcare Services - 0.40%
Cigna Corp.
6.150%, 11/15/2036	500,000	493,031
Coventry Health Care, Inc.
5.875%, 01/15/2012	225,000	230,902
6.300%, 08/15/2014	420,000	428,281
HCA, Inc.
8.500%, 04/15/2019 (S)	440,000	471,900
UnitedHealth Group, Inc.
4.875%, 02/15/2013	225,000	239,947
5.375%, 03/15/2016	15,000	16,030
5.800%, 03/15/2036	115,000	110,815
WellPoint, Inc.
5.000%, 12/15/2014	208,000	225,049
6.375%, 06/15/2037	415,000	436,872

		2,652,827
Holding Companies - 0.05%
ESI Tractebel Acquisition Corp., Series B
7.990%, 12/30/2011	313,000	313,861

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Home Builders - 0.03%
Pulte Homes, Inc.
6.250%, 02/15/2013	$210,000	$215,250
Home Furnishings - 0.14%
Whirlpool Corp.
8.000%, 05/01/2012	425,000	471,328
8.600%, 05/01/2014	370,000	430,868

		902,196
Household Products - 0.30%
ACCO Brands Corp.
10.625%, 03/15/2015 (S)	105,000	114,135
Clorox Company
5.000%, 03/01/2013	600,000	650,162
5.950%, 10/15/2017	500,000	552,544
Yankee Acquisition Corp.
8.500%, 02/15/2015	655,000	655,000

		1,971,841
Housewares - 0.02%
Libbey Glass, Inc.
10.000%, 02/15/2015 (S)	115,000	119,025
Insurance - 5.19%
Aflac, Inc.
6.900%, 12/17/2039	265,000	264,825
8.500%, 05/15/2019	640,000	756,262
Allied World Assurance Holdings, Ltd.
7.500%, 08/01/2016	990,000	1,076,610
American International Group, Inc.
5.450%, 05/18/2017	1,000,000	812,682
American International Group,
Inc., Series WI
8.175%, 05/15/2058 (P)	700,000	472,500
Assurant, Inc.
5.625%, 02/15/2014	209,000	217,845
6.750%, 02/15/2034	550,000	526,169
AXA SA, (6.379% to 12/13/2036, then
3 month LIBOR +225.6 bps)
maturing at 12/29/2049 (S)	585,000	466,538
CNA Financial Corp.
6.000%, 08/15/2011	280,000	294,057
6.500%, 08/15/2016	1,325,000	1,366,364
7.350%, 11/15/2019	420,000	439,481
Endurance Specialty Holdings, Ltd.
7.000%, 07/15/2034	800,000	754,261
Financial Security
Assurance Holdings, Ltd.
6.400%, 12/15/2066 (P)(S)	795,000	548,550
Foundation Re II, Ltd.
7.000%, 11/26/2010 (P)(S)	250,000	248,591
Genworth Financial, Inc.
6.150%, 11/15/2066 (P)	500,000	346,250
6.515%, 05/22/2018	600,000	565,070
Hartford Financial Services Group, Inc.
4.625%, 07/15/2013	8,000	8,264
Horace Mann Educators Corp.
6.850%, 04/15/2016	335,000	339,600
Liberty Mutual Group, Inc.
6.500%, 03/15/2035 (S)	683,000	580,641
7.300%, 06/15/2014 (S)	380,000	402,922
7.500%, 08/15/2036 (S)	1,470,000	1,400,384
7.800%, 03/15/2037 (S)	455,000	389,025
Lincoln National Corp.
6.050%, 04/20/2067 (P)	495,000	380,531
7.000%, 05/17/2066 (P)	555,000	473,859
8.750%, 07/01/2019	3,600,000	4,340,610

The accompanying notes are an integral part of the financial statements.	20

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Insurance (continued)
Markel Corp.
6.800%, 02/15/2013	$325,000	$348,944
Massachusetts Mutual Life
Insurance Company
8.875%, 06/01/2039 (S)	220,000	271,655
MetLife, Inc.
6.750%, 06/01/2016	495,000	549,932
Metropolitan Life Global Funding I
5.125%, 04/10/2013 (S)	405,000	437,438
New York Life Insurance Company
6.750%, 11/15/2039 (S)	730,000	786,571
Oil Casualty Insurance, Ltd.
8.000%, 09/15/2034 (S)	1,873,000	1,545,412
Pacific Life Insurance Company
9.250%, 06/15/2039 (S)	940,000	1,123,973
Progressive Corp., (6.700% to 06/15/2017,
then 3 month LIBOR +201.75 bps)
maturing at 06/15/2067	225,000	209,016
Prudential Financial, Inc.
4.750%, 04/01/2014	227,000	237,641
6.200%, 01/15/2015	555,000	610,719
Prudential Financial, Inc., Series D
5.150%, 01/15/2013	540,000	574,917
Prudential Financial, Inc., Series MTND
7.375%, 06/15/2019	1,195,000	1,374,087
QBE Insurance Group, Ltd.
9.750%, 03/14/2014 (S)	301,000	361,812
StanCorp Financial Group, Inc.
6.900%, 06/01/2067 (P)	650,000	529,393
Symetra Financial Corp.
6.125%, 04/01/2016 (S)	350,000	341,476
Teachers Insurance & Annuity Association
of America
6.850%, 12/16/2039 (S)	680,000	732,814
The Travelers Companies, Inc.
6.250%, 03/15/2037 (P)	2,500,000	2,382,123
Transatlantic Holdings, Inc.
5.750%, 12/14/2015	575,000	599,503
Unum Group
7.125%, 09/30/2016	510,000	544,353
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	685,000	733,346
W.R. Berkley Corp.
5.125%, 09/30/2010	900,000	910,127
5.600%, 05/15/2015	335,000	347,748
6.150%, 08/15/2019	14,000	14,039
White Mountains Re Group, Ltd.
7.506%, 05/29/2049 (P)(S)	1,540,000	1,300,330
XL Capital, Ltd., Series E
6.500%, 12/31/2049 (P)	275,000	215,545

		34,554,805
Internet - 0.03%
Equinix, Inc.
8.125%, 03/01/2018	215,000	215,000
Iron & Steel - 0.17%
Allegheny Technologies, Inc.
9.375%, 06/01/2019	300,000	352,546
ArcelorMittal
9.850%, 06/01/2019	600,000	755,976

		1,108,522
Leisure Time - 0.12%
Royal Caribbean Cruises, Ltd.
7.000%, 06/15/2013	835,000	828,738

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Lodging - 0.21%
Little Traverse Bay Bands of
Odawa Indians
10.250%, 02/15/2014 (H)(S)	$460,000	$116,150
Marriott International, Inc.
4.625%, 06/15/2012	26,000	26,884
MTR Gaming Group, Inc.
12.625%, 07/15/2014 (S)	170,000	164,050
MTR Gaming Group, Inc., Series B
9.000%, 06/01/2012	470,000	371,300
Starwood Hotels & Resorts
Worldwide, Inc.
6.250%, 02/15/2013	68,000	70,210
Turning Stone Resort Casino Enterprises
9.125%, 09/15/2014 (S)	620,000	620,000

		1,368,594
Machinery-Construction & Mining - 0.06%
Terex Corp.
10.875%, 06/01/2016	350,000	382,375
Machinery-Diversified - 0.09%
Altra Holdings, Inc.
8.125%, 12/01/2016 (S)	255,000	261,375
Case New Holland, Inc.
7.750%, 09/01/2013 (S)	330,000	331,650

		593,025
Media - 2.05%
Cablevision Systems Corp.
8.625%, 09/15/2017 (S)	125,000	128,750
CCH II LLC / CCH II Capital Corp.
13.500%, 11/30/2016 (S)	213,588	250,165
Comcast Cable Holdings LLC
9.800%, 02/01/2012	730,000	831,745
COX Communications, Inc.
4.625%, 06/01/2013	340,000	360,510
5.450%, 12/15/2014	218,000	239,178
6.750%, 03/15/2011	209,000	219,926
CSC Holdings, Inc.
7.875%, 02/15/2018	490,000	510,825
DirecTV Holdings LLC
4.750%, 10/01/2014 (S)	370,000	386,799
7.625%, 05/15/2016	470,000	515,238
Grupo Televisa SA
6.625%, 01/15/2040 (S)	385,000	378,374
News America Holdings, Inc.
6.750%, 01/09/2038	2,000	2,103
7.750%, 12/01/2045	9,000	10,570
8.250%, 08/10/2018	375,000	459,172
News America, Inc.
6.650%, 11/15/2037	865,000	916,962
6.900%, 03/01/2019	285,000	327,389
Time Warner Cable, Inc.
6.550%, 05/01/2037	550,000	570,642
6.750%, 07/01/2018	1,385,000	1,549,024
Time Warner Companies, Inc.
7.570%, 02/01/2024	34,000	38,663
Time Warner Entertainment Company LP
8.375%, 03/15/2023 to 07/15/2033	870,000	1,061,617
Time Warner, Inc.
7.625%, 04/15/2031	9,000	10,486
Viacom, Inc.
6.875%, 04/30/2036	760,000	814,564
Videotron Ltee
7.125%, 01/15/2020 (S)	600,000	588,008

The accompanying notes are an integral part of the financial statements.	21

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Media (continued)
Vivendi SA
5.750%, 04/04/2013 (S)	$2,515,000	$2,719,578
XM Satellite Radio, Inc.
11.250%, 06/15/2013 (S)	100,000	106,500
13.000%, 08/01/2013 (S)	635,000	695,325

		13,692,113
Metal Fabricate/Hardware - 0.08%
Commercial Metals Company
7.350%, 08/15/2018	405,000	426,019
Severstal Columbus LLC
10.250%, 02/15/2018 (S)	125,000	125,313

		551,332
Mining - 0.68%
Alcan, Inc.
5.000%, 06/01/2015	6,000	6,302
Alcoa, Inc.
5.720%, 02/23/2019	150,000	136,524
CII Carbon LLC
11.125%, 11/15/2015 (S)	605,000	603,488
Corporacion Nacional del Cobre
5.500%, 10/15/2013 (S)	209,000	228,229
Rio Tinto Alcan, Inc.
6.125%, 12/15/2033	520,000	526,140
Rio Tinto Finance USA, Ltd.
8.950%, 05/01/2014	480,000	582,456
Teck Resources, Ltd.
10.750%, 05/15/2019	1,190,000	1,463,700
Vale Overseas, Ltd.
6.875%, 11/10/2039	465,000	473,613
Vedanta Resources PLC
8.750%, 01/15/2014 (S)	465,000	490,575

		4,511,027
Miscellaneous Manufacturers - 0.89%
Colt Defense LLC
8.750%, 11/15/2017 (S)	150,000	147,750
Eaton Corp.
4.900%, 05/15/2013	450,000	483,328
General Electric Company
5.000%, 02/01/2013	887,000	951,960
Parker Hannifin Corp.
5.500%, 05/15/2018	1,000,000	1,074,661
Textron, Inc.
5.600%, 12/01/2017	650,000	648,385
Trimas Corp.
9.750%, 12/15/2017 (S)	130,000	130,650
Tyco Electronics Group SA
6.000%, 10/01/2012	410,000	443,825
6.550%, 10/01/2017	910,000	1,001,450
7.125%, 10/01/2037	501,000	542,240
Tyco International Finance SA
8.500%, 01/15/2019	400,000	501,437

		5,925,686
Office & Business Equipment - 0.15%
Xerox Corp.
6.750%, 02/01/2017	435,000	483,208
8.250%, 05/15/2014	420,000	494,690

		977,898
Oil & Gas - 2.24%
Anadarko Finance Company
7.500%, 05/01/2031	900,000	1,013,786

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Anadarko Petroleum Corp.
6.450%, 09/15/2036	$1,000,000	$1,048,405
8.700%, 03/15/2019	500,000	628,571
Apache Corp.
6.900%, 09/15/2018	455,000	539,104
CNOOC Finance 2003, Ltd.
5.500%, 05/21/2033 (S)	10,000	10,346
Devon Energy Corp.
5.625%, 01/15/2014	400,000	441,056
Devon Financing Corp.
6.875%, 09/30/2011	205,000	222,479
7.875%, 09/30/2031	1,060,000	1,319,578
EnCana Corp.
6.500%, 08/15/2034	1,000,000	1,066,325
EQT Corp.
8.125%, 06/01/2019	380,000	454,748
Gibson Energy Holdings ULC
10.000%, 01/15/2018 (S)	315,000	307,125
Marathon Oil Corp.
6.800%, 03/15/2032	760,000	814,367
McMoRan Exploration Company
11.875%, 11/15/2014	245,000	262,150
Motiva Enterprises LLC
6.850%, 01/15/2040 (S)	320,000	345,794
Nexen, Inc.
5.875%, 03/10/2035	212,000	202,261
6.400%, 05/15/2037	625,000	631,381
NuStar Logistics LP
7.650%, 04/15/2018	470,000	536,394
Pemex Project Funding Master Trust
1.554%, 06/15/2010 (P)(S)	218,000	218,000
Petro-Canada
6.050%, 05/15/2018	716,000	774,862
Petrobras International Finance Company
5.750%, 01/20/2020	205,000	206,784
Petroleos Mexicanos
4.875%, 03/15/2015 (S)	675,000	686,138
Premcor Refining Group, Inc.
7.500%, 06/15/2015	4,000	4,100
Ras Laffan Liquefied Natural Gas
Company, Ltd. III
5.838%, 09/30/2027 (S)	330,000	327,202
Suncor Energy, Inc.
6.100%, 06/01/2018	760,000	825,850
Talisman Energy, Inc.
6.250%, 02/01/2038	1,150,000	1,152,945
Valero Logistics Operations LP
6.050%, 03/15/2013	248,000	268,471
Woodside Finance, Ltd.
4.500%, 11/10/2014 (S)	590,000	609,775

		14,917,997
Oil & Gas Services - 0.23%
BJ Services Company
6.000%, 06/01/2018	880,000	951,749
Weatherford International, Ltd.
6.500%, 08/01/2036	600,000	598,452

		1,550,201
Packaging & Containers - 0.14%
BWAY Corp.
10.000%, 04/15/2014 (S)	435,000	448,050
Graphic Packaging International, Inc.
9.500%, 06/15/2017	225,000	236,250

The accompanying notes are an integral part of the financial statements.	22

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Packaging & Containers (continued)
Solo Cup Company
10.500%, 11/01/2013	$145,000	$151,888
U.S. Corrugated, Inc.
10.000%, 06/12/2013	110,000	94,050

		930,238
Pharmaceuticals - 0.64%
Allergan, Inc.
5.750%, 04/01/2016	400,000	445,938
Medco Health Solutions, Inc.
7.250%, 08/15/2013	1,630,000	1,862,132
Merck & Company, Inc.
5.300%, 12/01/2013	218,000	241,981
Teva Pharmaceutical Finance LLC
5.550%, 02/01/2016	170,000	185,208
6.150%, 02/01/2036	170,000	178,857
Watson Pharmaceuticals, Inc.
6.125%, 08/15/2019	580,000	616,077
Wyeth
5.500%, 03/15/2013	670,000	739,645

		4,269,838
Pipelines - 3.78%
Buckeye Partners LP
5.125%, 07/01/2017	225,000	225,300
CenterPoint Energy Resources Corp.
6.000%, 05/15/2018	1,000,000	1,049,839
7.875%, 04/01/2013	235,000	270,896
DCP Midstream LLC
9.750%, 03/15/2019 (S)	595,000	753,952
Duke Capital LLC
6.750%, 02/15/2032	511,000	533,164
Enbridge Energy Partners LP
6.500%, 04/15/2018	600,000	660,536
7.500%, 04/15/2038	600,000	700,456
Energy Transfer Partners LP
6.700%, 07/01/2018	1,000,000	1,097,417
7.500%, 07/01/2038	1,440,000	1,602,965
8.500%, 04/15/2014	375,000	438,906
9.700%, 03/15/2019	505,000	636,220
Enterprise Products Operating LLC
6.875%, 03/01/2033	209,000	227,518
Enterprise Products Operating LLC
(7.034% to 01/15/18 then greater of
3 month LIBOR + 268 bps or 7.034%)
maturing at 01/15/2068	405,000	383,738
Enterprise Products Operating LLC
(7.000% to 06/01/2017 then 3 month
LIBOR + 277.75 bps)
maturing at 06/01/2067	705,000	638,025
Enterprise Products Operating LP
4.950%, 06/01/2010	210,000	211,752
6.300%, 09/15/2017	820,000	908,328
Gulf South Pipeline Company LP
5.750%, 08/15/2012 (S)	350,000	373,546
Kinder Morgan Energy Partners LP
5.800%, 03/15/2035	208,000	197,992
6.950%, 01/15/2038	540,000	591,060
7.300%, 08/15/2033	212,000	233,622
7.750%, 03/15/2032	200,000	231,129
9.000%, 02/01/2019	330,000	416,679
MarkWest Energy Partners LP, Series B
8.500%, 07/15/2016	315,000	316,575
NGPL Pipeco LLC
7.119%, 12/15/2017 (S)	1,670,000	1,899,951

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Pipelines (continued)
ONEOK Partners LP
6.150%, 10/01/2016	$728,000	$787,402
6.650%, 10/01/2036	1,245,000	1,307,408
Plains All American Pipeline LP
8.750%, 05/01/2019	500,000	618,104
Regency Energy Partners LP
9.375%, 06/01/2016 (S)	405,000	427,275
Spectra Energy Capital LLC
6.200%, 04/15/2018	3,515,000	3,823,515
Texas Eastern Transmission LP
6.000%, 09/15/2017 (S)	685,000	753,143
Texas Gas Transmission LLC
5.500%, 04/01/2013 (S)	1,000,000	1,071,523
TransCanada Pipelines, Ltd.
7.125%, 01/15/2019	400,000	469,868
Williams Partners LP
7.250%, 02/01/2017	1,180,000	1,354,695

		25,212,499
Real Estate - 4.38%
AMB Property LP
6.625%, 12/01/2019	600,000	613,033
AvalonBay Communities, Inc.
5.500%, 01/15/2012	319,000	336,516
Boston Properties LP
5.875%, 10/15/2019	325,000	337,256
Boston Properties, Ltd.
6.250%, 01/15/2013	215,000	235,834
Brandywine Operating Partnership LP
7.500%, 05/15/2015	425,000	449,885
BRE Properties, Inc.
5.500%, 03/15/2017	1,430,000	1,383,722
Camden Property Trust
5.000%, 06/15/2015	216,000	214,906
Colonial Properties Trust
6.250%, 06/15/2014	211,000	209,806
Developers Diversified Realty Corp.
4.625%, 08/01/2010	22,000	21,980
5.375%, 10/15/2012	1,500,000	1,480,569
Dexus Property Group
7.125%, 10/15/2014 (S)	465,000	495,538
Duke Realty LP
5.950%, 02/15/2017	1,505,000	1,479,629
6.250%, 05/15/2013	1,000,000	1,060,535
8.250%, 08/15/2019	650,000	712,965
ERP Operating LP
5.125%, 03/15/2016	670,000	684,186
5.750%, 06/15/2017	775,000	802,890
6.625%, 03/15/2012	748,000	807,227
HCP, Inc.
6.300%, 09/15/2016	1,000,000	1,003,828
Health Care Property Investors, Inc.
4.875%, 09/15/2010	229,000	233,010
Health Care REIT, Inc.
6.200%, 06/01/2016	680,000	689,070
Health Care, Inc.
6.000%, 11/15/2013	215,000	226,886
Healthcare Realty Trust, Inc.
6.500%, 01/17/2017	580,000	597,891
8.125%, 05/01/2011	360,000	381,545
Hospitality Properties Trust
6.750%, 02/15/2013	1,212,000	1,272,972
HRPT Properties Trust
6.650%, 01/15/2018	200,000	197,496

The accompanying notes are an integral part of the financial statements.	23

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Real Estate (continued)
Kimco Realty Corp.
5.700%, 05/01/2017	$690,000	$695,026
6.875%, 10/01/2019	545,000	584,013
Mack-Cali Realty Corp.
7.750%, 08/15/2019	305,000	337,035
ProLogis
5.500%, 04/01/2012 to 03/01/2013	1,665,000	1,730,288
5.625%, 11/15/2015 to 11/15/2016	1,550,000	1,521,237
5.750%, 04/01/2016	755,000	745,914
6.625%, 05/15/2018	480,000	476,632
7.625%, 08/15/2014	760,000	826,243
Realty Income Corp.
5.950%, 09/15/2016	560,000	569,459
Simon Property Group LP
5.625%, 08/15/2014	935,000	1,004,237
5.750%, 12/01/2015	530,000	568,460
5.875%, 03/01/2017	595,000	622,369
10.350%, 04/01/2019	330,000	421,567
WEA Finance LLC
5.400%, 10/01/2012 (S)	1,670,000	1,782,977
6.750%, 09/02/2019 (S)	290,000	310,930
Westfield Capital Corp., Ltd.
4.375%, 11/15/2010(S)	1,004,000	1,030,801

		29,156,363
Retail - 1.13%
Arcos Dorados BV
7.500%, 10/01/2019 (S)	350,000	350,455
Burlington Coat Factory Warehouse Corp.
11.125%, 04/15/2014	550,000	559,625
CVS Caremark Corp.
0.552%, 06/01/2010 (P)	900,000	900,329
6.125%, 08/15/2016	515,000	568,901
6.302%, 06/01/2037 (P)	1,035,000	947,025
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	366,453	423,770
Darden Restaurants, Inc.
6.800%, 10/15/2037	835,000	893,822
Macy’s Retail Holdings, Inc.
8.875%, 07/15/2015	500,000	548,750
Staples, Inc.
9.750%, 01/15/2014	565,000	690,837
Toys R Us Property Company LLC
8.500%, 12/01/2017 (S)	140,000	141,400
Yum! Brands, Inc.
6.250%, 03/15/2018	405,000	446,023
6.875%, 11/15/2037	965,000	1,064,274

		7,535,211
Savings & Loans - 0.04%
Sovereign Capital Trust VI
7.908%, 06/13/2036	295,000	274,664
Software - 0.07%
Fiserv, Inc.
6.800%, 11/20/2017	430,000	486,403
Storage/Warehousing - 0.08%
Niska Gas Storage US LLC
8.875%, 03/15/2018 (S)	510,000	510,000
Telecommunications - 2.72%
America Movil SAB de CV
5.750%, 01/15/2015	505,000	551,330
American Tower Corp.
4.625%, 04/01/2015	320,000	331,555

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
AT&T Wireless Services, Inc.
8.750%, 03/01/2031	$209,000	$269,341
AT&T, Inc.
5.600%, 05/15/2018	500,000	533,340
5.625%, 06/15/2016	12,000	13,183
6.300%, 01/15/2038	500,000	509,222
Axtel SAB de CV
9.000%, 09/22/2019 (S)	195,000	198,413
BellSouth Corp.
6.000%, 11/15/2034	820,000	806,435
6.550%, 06/15/2034	420,000	436,658
British Telecommunications PLC
5.950%, 01/15/2018	10,000	10,353
Cincinnati Bell, Inc.
8.375%, 01/15/2014	515,000	518,863
Cisco Systems, Inc.
5.500%, 02/22/2016	510,000	574,890
Citizens Communications Company
6.250%, 01/15/2013	481,000	482,203
9.000%, 08/15/2031	900,000	873,000
Crown Castle International Corp.
7.125%, 11/01/2019	220,000	220,000
Deutsche Telekom International
Finance BV
6.750%, 08/20/2018	870,000	974,449
7.125%, 07/11/2011	1,000	1,459
8.500%, 06/15/2010	222,000	226,886
8.750%, 06/15/2030	227,000	287,697
Digicel Group, Ltd.
8.875%, 01/15/2015 (S)	400,000	382,000
12.000%, 04/01/2014 (S)	305,000	340,075
Embarq Corp.
7.995%, 06/01/2036	1,270,000	1,352,108
France Telecom SA
7.750%, 03/01/2011	20,000	21,340
Frontier Communications Corp.
8.250%, 05/01/2014	460,000	472,650
Inmarsat Finance PLC
7.375%, 12/01/2017 (S)	110,000	112,750
Intelsat Jackson Holdings, Ltd.
11.500%, 06/15/2016	320,000	340,800
Level 3 Financing, Inc.
10.000%, 02/01/2018 (S)	95,000	87,163
NII Capital Corp.
8.875%, 12/15/2019 (S)	435,000	444,788
10.000%, 08/15/2016 (S)	310,000	336,350
Qwest Corp.
7.875%, 09/01/2011	315,000	333,113
Rogers Wireless, Inc.
9.625%, 05/01/2011	8,000	8,745
SBA Telecommunications, Inc.
8.000%, 08/15/2016 (S)	130,000	135,200
SBC Communications, Inc.
5.100%, 09/15/2014	16,000	17,419
6.450%, 06/15/2034	580,000	593,593
Singapore Telecommunications, Ltd.
6.375%, 12/01/2011 (S)	9,000	9,735
Sprint Capital Corp.
6.875%, 11/15/2028	900,000	681,750
8.375%, 03/15/2012	207,000	211,399
8.750%, 03/15/2032	685,000	604,513
Telecom Italia Capital SA
6.175%, 06/18/2014	345,000	375,816
7.200%, 07/18/2036	650,000	679,149

The accompanying notes are an integral part of the financial statements.	24

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
Verizon Communications, Inc.
6.100%, 04/15/2018	$910,000	$996,828
6.900%, 04/15/2038	450,000	500,037
Verizon of New York, Inc., Series A
6.875%, 04/01/2012	15,000	16,443
Verizon Wireless Capital LLC
7.375%, 11/15/2013	360,000	417,884
West Corp.
11.000%, 10/15/2016	815,000	817,038

		18,107,963
Tobacco - 0.46%
Alliance One International, Inc.
8.500%, 05/15/2012	190,000	192,850
10.000%, 07/15/2016 (S)	510,000	530,400
Philip Morris International, Inc.
4.875%, 05/16/2013	300,000	323,164
5.650%, 05/16/2018	920,000	994,455
Reynolds American, Inc.
7.250%, 06/01/2013	930,000	1,032,265

		3,073,134
Transportation - 0.56%
CMA CGM SA
7.250%, 02/01/2013 (S)	455,000	291,200
CSX Corp.
5.500%, 08/01/2013	520,000	566,352
7.375%, 02/01/2019	727,000	850,463
Kansas City Southern de Mexico SA
de CV
8.000%, 02/01/2018 (S)	285,000	281,438
9.375%, 05/01/2012	187,000	192,610
Navios Maritime Holdings, Inc.
9.500%, 12/15/2014	385,000	381,150
RailAmerica, Inc.
9.250%, 07/01/2017	330,000	346,088
Union Pacific Corp.
5.700%, 08/15/2018	785,000	836,677

		3,745,978
Trucking&Leasing - 0.12%
GATX Corp.
8.750%, 05/15/2014	710,000	819,783
Water - 0.19%
American Water Capital Corp.
6.085%, 10/15/2017	600,000	649,637
Veolia Environnement
6.000%, 06/01/2018	600,000	645,113

		1,294,750

TOTAL CORPORATE BONDS (Cost $319,662,675)		$338,996,548

MUNICIPAL BONDS - 0.29%
District of Columbia - 0.19%
George Washington University
5.095%, 09/15/2032	1,175,000	1,258,919
New Jersey - 0.10%
New Jersey State Turnpike Authority
7.414%, 01/01/2040	540,000	641,979

TOTAL MUNICIPAL BONDS (Cost $1,767,699)		$1,900,898

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 13.60%
American Home Mortgage Assets
Series 2006-6, Class A1A,
0.419%, 12/25/2046 (P)	$459,946	$237,424
Series 2006-6, Class XP IO,
2.741%, 12/25/2046	7,443,637	325,659
Series 2007-5, Class XP IO,
3.131%, 06/25/2047	2,944,766	158,281
American Home Mortgage
Investment Trust
Series 2007-1, Class GIOP IO,
2.078%, 05/25/2047	5,767,252	338,826
Series 2004-4, Class 5A,
2.231%, 02/25/2045 (P)	500,404	406,556
American Tower Trust
Series 2007-1A, Class C,
5.615%, 04/15/2037 (S)	660,000	693,000
Series 2007-1A, Class D,
5.957%, 04/15/2037 (S)	535,000	561,750
Banc of America Commercial
Mortgage, Inc.
Series 2004-4, Class A3,
4.128%, 07/10/2042	7,658	7,660
Series 2005-2, Class A3,
4.611%, 07/10/2043	142,623	142,952
Series 2005-2, Class A4,
4.783%, 07/10/2043 (P)	1,780,000	1,834,825
Series 2005-2, Class AJ,
4.953%, 07/10/2043 (P)	50,846	42,219
Series 2006-1, Class AM,
5.421%, 09/10/2045 (P)	1,600,000	1,383,111
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	1,930,000	1,832,068
Banc of America Funding Corp.
Series 2007-E, Class 4A1,
5.710%, 07/20/2047 (P)	321,629	210,997
Series 2006-B, Class 6A1,
5.827%, 03/20/2036 (P)	404,068	280,534
Banc of America Large Loan
Series 2006-BIX1, Class C,
0.412%, 10/15/2019 (P)(S)	1,000,000	834,953
Series 2005-MIB1, Class B,
0.492%, 03/15/2022 (P)(S)	895,000	790,402
Bank of America Commercial Mortgage,
Inc., Series 2005-5, Class XC IO
0.067%, 10/10/2045 (S)	81,001,872	306,989
Bear Stearns Alt-A Trust,
Series 2005-3, Class B2
3.177%, 04/25/2035 (P)	178,611	10,682
Bear Stearns Asset Backed Securities,
Inc., Series 2003-AC4, Class A
5.500%, 09/25/2033 (P)	7,659	6,859
Bear Stearns Commercial Mortgage
Securities, Inc.
Series 2005-PWR8, Class X1 IO,
0.202%, 06/11/2041 (S)	65,947,921	1,034,314
Series 2004-PWR6, Class X1 IO,
0.255%, 11/11/2041 (S)	56,140,757	820,581
4.997%, 06/11/2041 (P)(S)	665,000	282,504
Bear Stearns Commercial Mortgage
Securities, Inc.
Series 2004-PWR5, Class X1 IO,
0.059%, 07/11/2042	424,359	7,038
Series 2004-T16, Class X1 IO,
0.242%, 02/13/2046 (S)	509,694	8,270

The accompanying notes are an integral part of the financial statements.	25

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Commercial Mortgage Securities,
Inc. (continued)
Series 2006-BBA7, Class G,
0.672%, 03/15/2019 (P)(S)	$700,000	$393,439
Series 2005-PWR8, Class AJ,
4.750%, 06/11/2041	47,292	37,701
Series 2006-PW14, Class D,
5.412%, 12/11/2038 (S)	400,000	134,206
Series 2006-T24, Class AY IO,
5.490%, 10/12/2041 (S)	26,954,986	347,948
Bear Stearns Mortgage Funding Trust
Series 2006-AR4, Class A1,
0.439%, 12/25/2036 (P)	1,680,837	850,018
Series 2006-AR1, Class 2A1,
0.449%, 08/25/2036 (P)	350,214	177,883
Chase Commercial Mortgage Securities
Corp., Series 2000-2, Class C
7.928%, 07/15/2032 (P)	29,619	29,885
Chaseflex Trust, Series 2005-2, Class 4A1
5.000%, 05/25/2020	187,354	169,380
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A3
5.727%, 03/15/2049 (P)	700,000	732,123
Citigroup Mortgage Loan Trust, Inc.
Series 2005-5, Class 2A3,
5.000%, 08/25/2035	168,116	160,394
Series 2005-10, Class 1A5A,
5.718%, 12/25/2035 (P)	305,251	207,392
Citigroup/Deutsche Bank Commercial
Mortgage Trust
Series 2005-CD1, Class C,
5.225%, 07/15/2044 (P)	190,000	108,514
Series 2006-CD2, Class AM,
5.410%, 01/15/2046 (P)	1,000,000	854,235
Series 2007-CD5, Class A4,
5.886%, 11/15/2044 (P)	1,715,125	1,645,060
Citigroup/Deutsche Bank Commercial
Mortgage Trust,
Series 2005-CD1, Class A4
5.225%, 07/15/2044 (P)	360,000	373,417
Commercial Mortgage Pass
Through Certificates
Series 2003-LB1A, Class A2,
4.084%, 06/10/2038	424,859	434,158
Series 2007-C9, Class A4,
5.816%, 12/10/2049 (P)	1,685,000	1,635,929
Countrywide Alternative Loan Trust,
Series 2006-11CB,
Class 3A1 ,Class 3A1
6.500%, 05/25/2036	796	806
Countrywide Home Loan Mortgage Pass
Through Trust,
Series 2004-HYB2, Class 4A
2.969%, 07/20/2034 (P)	1,054,717	1,032,604
Credit Suisse Mortgage
Capital Certificates
Series 2006-TFLA, Class A2,
0.392%, 04/15/2021 (P)(S)	1,335,000	1,177,432
Series 2006-TFLA, Class B,
0.462%, 04/15/2021 (P)(S)	870,000	739,689
Crown Castle Towers LLC
Series 2006-1A, Class F,
6.650%, 11/15/2036 (S)	915,000	965,325
Series 2006-1A, Class G,
6.795%, 11/15/2036 (S)	1,225,000	1,292,375

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
CS First Boston Mortgage
Securities Corp.
Series 2005-C1, Class AX IO,
0.155%, 02/15/2038 (S)	$86,808,863	$793,008
Series 2004-C4, Class A4,
4.283%, 10/15/2039	160,860	163,075
Series 2005-C1, Class A3,
4.813%, 02/15/2038	670,000	673,084
Series 2001-CKN5, Class A4,
5.435%, 09/15/2034	254,115	262,878
Series 2002-CKN2, Class A3,
6.133%, 04/15/2037	144,746	153,447
Series 2001-CP4, Class A4,
6.180%, 12/15/2035	1,279,684	1,327,834
Federal Home Loan Mortgage Corp.,
Series T-41, Class 3A
7.500%, 07/25/2032	2,971	3,274
First Horizon Alternative
Mortgage Securities
Series 2004-AA2, Class 2A1,
2.467%, 08/25/2034 (P)	1,382,278	1,134,751
Series 2004-AA5, Class B1,
2.636%, 12/25/2034 (P)	125,792	9,856
Series 2006-RE1, Class A1,
5.500%, 05/25/2035	690,504	520,036
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class XC IO,
0.254%, 06/10/2048 (S)	1,391,641	18,564
Series 2005-C1, Class AJ,
4.826%, 06/10/2048 (P)	1,175,000	915,646
Series 2005-C2, Class C,
5.133%, 05/10/2043 (P)	43,737	25,294
Series 2002-2A, Class A3,
5.349%, 08/11/2036	164,809	173,341
Series 2001-3, Class A2,
6.070%, 06/10/2038	22,214	23,382
Global Tower Partners Acquisition
Partners LLC, Series 2007-1A, Class F
7.050%, 05/15/2037 (S)	135,000	138,085
GMAC Commercial Mortgage Securities,
Inc., Series 2003-C2, Class B
5.501%, 05/10/2040 (P)	1,370,000	1,359,972
GMAC Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 2A1
5.579%, 04/19/2036 (P)	225,036	173,687
Greenpoint Mortgage Funding Trust
Series 2005-AR1, Class A3,
0.509%, 06/25/2045 (P)	108,156	33,055
Series 2005-AR4, Class 4A2,
0.589%, 10/25/2045 (P)	486,690	127,516
Series 2006-AR1, Class A2A,
0.599%, 02/25/2036 (P)	772,566	231,671
Greenwich Capital Commercial
Funding Corp.
Series 2005-GG3, Class XC IO,
0.366%, 08/10/2042 (S)	54,066,482	767,766
Series 2002-C1, Class A2,
4.112%, 01/11/2017	146,763	149,619
Series 2007-GG9, Class C,
5.554%, 03/10/2039 (P)	315,000	83,364
Series 2007-GG9, Class F,
5.633%, 03/10/2039 (P)	170,000	29,757
Greenwich Capital Commercial Funding
Corp., Series 2007-GG9, Class A4
5.444%, 03/10/2039	1,790,000	1,700,513

The accompanying notes are an integral part of the financial statements.	26

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
GS Mortgage Securities Corp. II
Series 2005-GG4, Class XC IO,
0.304%, 07/10/2039 (S)	$1,893,638	$31,825
Series 2004-GG2, Class E,
5.578%, 08/10/2038 (P)	800,000	411,798
GSR Mortgage Loan Trust
Series 2004-14, Class 3A2,
3.506%, 12/25/2034 (P)	318,371	213,235
Series 2004-9, Class B1,
3.904%, 08/25/2034 (P)	280,295	109,475
Series 2006-AR1, Class 3A1,
5.344%, 01/25/2036 (P)	615,518	511,610
Harborview Mortgage Loan Trust
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	9,217,756	74,664
Series 2007-3, Class ES IO,
0.350%, 05/19/2047	11,609,872	94,040
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	12,498,393	101,237
Series 2005-16, Class 2A1B,
0.559%, 01/19/2036 (P)	291,496	81,975
Series 2006-SB1, Class A1A,
1.331%, 12/19/2036 (P)	579,361	240,576
Series 2005-8, Class 1X IO,
2.421%, 09/19/2035 (P)	4,375,154	170,904
Series 2005-11, Class X IO,
2.550%, 08/19/2045 (P)	3,613,833	146,722
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 2X IO,
2.254%, 10/25/2036	12,447,604	443,135
Series 2005-AR18, Class 1X IO,
2.520%, 10/25/2036	9,683,343	333,107
Series 2005-AR5, Class B1,
4.114%, 05/25/2035 (P)	293,892	9,983
Series 2004-AR13, Class B1,
5.296%, 01/25/2035	182,100	26,584
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2005-LDP2, Class A3,
4.697%, 07/15/2042	2,145,000	2,178,628
Series 2005-LDP2, Class A4,
4.738%, 07/15/2042	1,830,000	1,840,379
Series 2005-LDP3, Class A4B,
4.996%, 08/15/2042 (P)	1,495,000	1,342,809
Series 2005-LDP4, Class B,
5.129%, 10/15/2042 (P)	145,000	96,954
Series 2005-LDP5, Class A4,
5.179%, 12/15/2044 (P)	2,025,000	2,087,572
Series 2005-CB11, Class A3,
5.197%, 08/12/2037	1,175,000	1,210,275
Series 2007-LDPX, Class A2S,
5.305%, 01/15/2049	670,000	661,777
Series 2005-LDP5, Class G,
5.334%, 12/15/2044 (P)(S)	600,000	243,100
Series 2002-C1, Class A3,
5.376%, 07/12/2037	421,734	443,668
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	500,000	392,354
Series 2007-CB18, Class A4,
5.440%, 06/12/2047	1,635,000	1,535,769
Series 2006-LDP8, Class A3B,
5.447%, 05/15/2045	845,000	861,626
Series 2006-LDP7, Class A4,
5.874%, 04/15/2045 (P)	1,385,000	1,400,994

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
JPMorgan Mortgage Trust
Series 2005-S3, Class 2A2,
5.500%, 01/25/2021	$282,095	$269,061
Series 2006-A7, Class 2A5,
5.759%, 01/25/2037 (P)	572,145	107,473
Series 2005-S2, Class 2A16,
6.500%, 09/25/2035	160,561	144,103
LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class XCL IO,
0.363%, 02/15/2040 (P)(S)	641,581	11,711
Series 2004-C1, Class XCL IO,
0.386%, 01/15/2036 (S)	24,096,664	584,568
Series 2005-C1, Class A2,
4.310%, 02/15/2030	326,021	327,112
Series 2005-C5, Class A2,
4.885%, 09/15/2030	58,053	58,091
Series 2005-C2, Class E,
5.293%, 04/15/2040 (P)	740,000	369,970
Series 2007-C7, Class A3,
5.866%, 09/15/2045 (P)	1,300,000	1,237,672
Series 2006-C4, Class A4,
5.882%, 06/15/2038 (P)	1,565,000	1,567,466
Series 2002-C1, Class A4,
6.462%, 03/15/2031	29,619	31,685
Series 2000-C4, Class A2,
7.370%, 08/15/2026	822,217	828,893
LB-UBS Commercial Mortgage Trust,
Series 2007-C2, Class A3
5.430%, 02/15/2040	2,230,000	2,078,268
Lehman XS Trust,
Series 2007-10H, Class 2A2
7.500%, 07/25/2037	1,645,586	996,543
Mastr Adjustable Rate Mortgages Trust
Series 2005-2, Class 2A1,
2.977%, 03/25/2035 (P)	1,019,140	564,081
Series 2004-13, Class 2A1,
3.002%, 04/21/2034 (P)	905,400	872,412
Series 2004-8, Class 5A1,
3.154%, 08/25/2034 (P)	571,536	528,372
Merrill Lynch Floating Trust,
Series 2006-1, Class A2
0.362%, 06/15/2022 (P)(S)	1,170,000	969,658
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class XC IO,
0.090%, 07/12/2038 (S)	215,570,319	1,057,437
Series 2006-C2, Class X IO,
0.364%, 08/12/2043 (S)	20,613,463	388,929
Series 2008-C1, Class X IO,
0.564%, 02/14/2051	33,052,739	800,121
Series 2004-KEY2, Class A4,
4.864%, 08/12/2039 (P)	31,988	32,021
Series 2005-CKI1, Class A1,
5.077%, 11/12/2037	142,333	143,545
Series 2005-CKI1, Class A6,
5.233%, 11/12/2037 (P)	435,000	450,103
Series 2006-C1, Class AM,
5.656%, 05/12/2039 (P)	1,000,000	856,937
Series 2008-C1, Class A4,
5.690%, 02/12/2051	1,080,000	992,096
Merrill Lynch/Countrywide Commercial
Mortgage Trust
Series 2007-5, Class A4,
5.378%, 08/12/2048	1,000,000	828,224
Series 2006-2, Class A4,
5.910%, 06/12/2046 (P)	785,000	810,737

The accompanying notes are an integral part of the financial statements.	27

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
MLCC Mortgage Investors, Inc.
Series 2007-3, Class M1,
5.922%, 09/25/2037 (P)	$289,897	$134,243
Series 2007-3, Class M2,
5.922%, 09/25/2037 (P)	109,962	45,828
Series 2007-3, Class M3,
5.922%, 09/25/2037 (P)	69,976	24,512
Morgan Stanley Capital I
Series 2005-T17, Class X1 IO,
0.190%, 12/13/2041 (S)	1,362,040	18,782
Series 2005-IQ9, Class X1,
0.316%, 07/15/2056 (P)(S)	639,540	18,209
Series 2007-SRR3, Class A,
0.529%, 12/20/2049 (P)(S)	1,000,000	70,000
Series 2007-SRR3, Class B,
0.629%, 12/20/2049 (P)(S)	1,000,000	40,000
Series 2004-T13, Class A2,
3.940%, 09/13/2045	9,202	9,271
Series 2005-HQ6, Class A2A,
4.882%, 08/13/2042	1,595,000	1,605,560
Series 2005-HQ7, Class A2,
5.207%, 11/14/2042 (P)	415,000	434,211
Series 2005-HQ7, Class AJ,
5.207%, 11/14/2042 (P)	1,500,000	1,203,588
Series 2005-HQ7, Class A4,
5.207%, 11/14/2042 (P)	415,000	426,660
Series 2005-IQ10, Class A4A,
5.230%, 09/15/2042 (P)	555,000	572,808
Series 2007-IQ13, Class A4,
5.364%, 03/15/2044	1,255,000	1,150,071
Series 2006-IQ12, Class E,
5.538%, 12/15/2043 (P)	390,000	91,618
Series 2007-T27, Class A4,
5.649%, 06/11/2042 (P)	275,000	279,362
Series 2006-IQ11, Class AJ,
5.775%, 10/15/2042 (P)	5,300,000	3,252,864
Series 2007-IQ15, Class A4,
5.880%, 06/11/2049 (P)	985,000	916,658
Provident Funding Mortgage Loan Trust,
Series 2005-1, Class B1
3.771%, 05/25/2035 (P)	305,834	85,644
Residential Accredit Loans, Inc.
Series 2005-QO4, Class X IO,
2.717%, 12/25/2045	10,885,450	401,673
Series 2004-QS16, Class 1A1,
5.500%, 12/25/2034	12,041	11,574
Series 2005-QA12, Class NB5,
5.942%, 12/25/2035 (P)	395,643	240,548
Salomon Brothers Mortgage Securities
VII, Series 2001-C1, Class A3
6.428%, 12/18/2035	20,675	21,369
SBA CMBS Trust,
Series 2006-1A, Class H
7.389%, 11/15/2036 (S)	745,000	773,869
Sequoia Mortgage Trust,
Series 2005-3, Class A1
0.429%, 05/20/2035 (P)	4,810	3,708
Structured Asset Securities Corp.,
Series 2003-6A, Class B1
3.332%, 03/25/2033 (P)	454,730	217,854
Timberstar Trust, Series 2006-1A, Class A
5.668%, 10/15/2036 (S)	900,000	918,000

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Wachovia Bank Commercial
Mortgage Trust
Series 2005-C17, Class XC IO,
0.114%, 03/15/2042 (S)	$73,841,731	$527,547
Series 2005-C19, Class AJ,
4.793%, 05/15/2044	37,517	30,819
Series 2005-C16, Class C,
4.985%, 10/15/2041 (P)	1,700,000	1,034,102
Series 2005-C22, Class E,
5.360%, 12/15/2044 (P)	915,000	310,435
Series 2006-C29, Class AJ,
5.368%, 11/15/2048 (P)	1,000,000	628,513
WAMU Commercial Mortgage
Securities Trust
Series 2006-SL1, Class A,
5.301%, 11/23/2043 (P)(S)	804,977	634,412
Series 2007-SL3, Class A,
5.939%, 03/23/2045 (P)(S)	524,569	439,593
Washington Mutual Mortgage Pass-
Through, Series 2005-1, Class 6A1
6.500%, 03/25/2035	14,110	12,664
Washington Mutual, Inc.
Series 2007-OA6, Class 1XPP IO,
0.764%, 07/25/2047	14,516,146	131,553
Series 2005-AR6, Class B1 IO,
0.829%, 04/25/2045 (P)	944,007	139,916
Series 2005-AR13, Class B1 IO,
0.829%, 10/25/2045 (P)	828,714	91,608
Series 2007-OA5, Class 1XPP IO,
0.836%, 06/25/2047	12,951,821	137,613
Series 2005-AR19, Class B1 IO,
0.929%, 12/25/2045 (P)	498,754	62,739
Series 2006-AR4, Class 1A1B IO,
1.411%, 05/25/2046 (P)	500,159	148,517
Series 2005-AR13, Class X IO,
1.771%, 10/25/2045	30,839,307	789,486
Series 2005-6, Class 1CB,
6.500%, 08/25/2035	190,233	136,492
Wells Fargo Mortgage Backed Securities
Trust, Series 2006-AR15, Class A3
5.572%, 10/25/2036 (P)	598,365	176,608

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $95,986,340)		$90,656,007

ASSET BACKED SECURITIES - 2.31%
Alesco Preferred Funding, Ltd.,
Series 14A, Class B
0.899%, 09/23/2037 (P)(S)	930,000	46,500
Amresco Residential Securities Mortgage
Loan Trust, Series 1998-1, Class A6
6.510%, 08/25/2027	464	410
Anthracite, Ltd.
Series 2002-CIBA, Class A,
0.679%, 05/24/2017 (P)(S)	532,215	415,128
Series 2002-2A, Class B,
5.488%, 12/24/2037 (S)	600,000	438,000
Arbor Realty Mortgage Securities
Series 2006-1A, Class C,
0.849%, 01/26/2042 (P)(S)	370,000	29,600
Series 2006-1A, Class F,
1.299%, 01/26/2042 (P)(S)	615,000	73,874
Argent Securities,
Series 2004-W1, Class M3
1.679%, 03/25/2034 (P)	8,680	2,185

The accompanying notes are an integral part of the financial statements.	28

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
BAE Systems Asset Trust
6.664%, 09/15/2013 (S)	$29,144	$30,960
Bank of America Auto Trust,
Series 2009-1A, Class A4
3.520%, 06/15/2016 (S)	605,000	632,156
Bayview Financial Acquisition Trust,
Series 2006-A, Class 2A3
0.579%, 02/28/2041 (P)	593,598	477,362
BMW Vehicle Lease Trust,
Series 2009-1, Class A4
3.660%, 08/15/2013	710,000	735,843
Capital Trust Re CDO, Ltd.,
Series 2005-1A, Class B
0.699%, 03/20/2050 (P)(S)	400,000	35,000
Carrington Mortgage Loan Trust,
Series 2006-NC4, Class A5
0.289%, 10/25/2036 (P)	212,106	181,224
Cedarwoods Credit CDO, Ltd.,
Series 2007-2A, Class B, IO
0.609%, 02/25/2052 (P)(S)	1,000,000	95,320
Countrywide Asset-Backed Certificates,
Series 2006-3, Class 2A2
0.409%, 06/25/2036 (P)	897,758	750,403
Credit-Based Asset Servicing
and Securitization
Series 2006-CB2, Class AF2,
5.501%, 12/25/2036	517,183	386,985
Series 2006-MH1, Class B1,
6.250%, 10/25/2036 (P)(S)	460,000	289,960
Crest, Ltd.
Series 2002-IGA, Class A,
0.699%, 07/28/2017 (P)(S)	1,083,918	1,005,334
Series 2003-1A, Class B1,
1.202%, 05/28/2038 (P)(S)	600,000	258,000
Series 2000-1A, Class C,
7.750%, 08/31/2036 (S)	860,000	743,900
CW Capital Cobalt I,
Series 2005-1A, Class A1
0.532%, 05/25/2045 (P)(S)	401,702	129,187
DB Master Finance LLC
Series 2006-1, Class -A2,
5.779%, 06/20/2031 (S)	3,045,000	2,965,099
Series 2006-1, Class -M1,
8.285%, 06/20/2031 (S)	125,000	107,621
Dillon Read CMBS CDO, Ltd.,
Series 2006-1A, Class A3 IO
0.955%, 12/05/2046 (P)(S)	975,000	10
Dominos Pizza Master Issuer LLC
Series 2007-1, Class A2,
5.261%, 04/25/2037 (S)	715,000	634,815
Series 2007-1, Class M1,
7.629%, 04/25/2037 (S)	1,285,000	1,028,000
Equity One ABS, Inc.,
Series 2004-2, Class AV2
0.479%, 07/25/2034 (P)	647	442
Hertz Vehicle Financing LLC,
Series 2009-2A, Class A2
5.290%, 03/25/2016 (S)	730,000	756,641
Highland Park CDO, Ltd.,
Series 2006-1A, Class A2
0.652%, 11/25/2051 (P)(S)	1,230,000	190,576
JER CDO, Series 2006-2A, Class AFL
0.559%, 03/25/2045 (P)(S)	649,147	32,457
Lehman XS Trust
Series 2005-7N, Class 1A1B,
0.529%, 12/25/2035 (P)	696,503	219,291

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Lehman XS Trust (continued)
Series 2006-2N, Class 1A2,
0.569%, 02/25/2046 (P)	$1,231,333	$259,951
Series 2005-5N, Class 3A2,
0.589%, 11/25/2035 (P)	534,829	192,997
LNR CDO, Ltd.,
Series 2006-1A, Class BFL
0.779%, 05/28/2043 (P)(S)	700,000	13,945
N-Star Real Estate CDO, Ltd.
0.579%, 07/27/2040 (P)(S)	700,000	329,000
Series 2006-7A, Class B,
0.609%, 06/22/2051 (P)(S)	900,000	45,000
Series 2006-8A, Class E,
0.979%, 02/01/2041 (P)(S)	475,000	28,500
Newcastle CDO, Ltd.,
Series 2005-7A, Class 2FL
0.729%, 12/24/2050 (P)(S)	570,000	28,500
North Street Referenced Linked Notes,
Series 2000-1A, Class C
1.999%, 04/28/2011 (P)(S)	290,831	2,908
Ownit Mortgage Loan
Series 2006-1, Class AF2,
5.290%, 12/25/2036 (P)	664,757	401,258
Series 2006-2, Class A2B,
5.633%, 01/25/2037 (P)	567,420	372,979
Prima Capital, Ltd.,
Series 2006-CR1A, Class A1
7.000%, 12/25/2048	631,520	442,064
RAIT Preferred Funding, Ltd.,
Series 2007-2A, Class B
1.029%, 06/25/2045 (P)(S)	685,000	143,850
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF3,
4.499%, 08/25/2035 (P)	67,094	65,819
Series 2005-2, Class AF4,
4.934%, 08/25/2035 (P)	335,000	251,381
Salomon Brothers Mortgage Securities
VII, Series 2000-C3, Class A2
6.592%, 12/18/2033	101,060	102,268
Wells Fargo Home Equity Trust,
Series 2004-2, Class AI5
4.890%, 05/25/2034 (P)	49,000	48,294

TOTAL ASSET BACKED SECURITIES (Cost $27,129,352)		$15,420,997

SUPRANATIONAL OBLIGATIONS - 0.04%
Honduras - 0.00%
Central American Bank for
Economic Integration
6.750%, 04/15/2013 (S)	12,000	13,010
Venezuela - 0.04%
Corporacion Andina de Fomento
5.200%, 05/21/2013	214,000	227,270
Corporacion Andina de Fomento
6.875%, 03/15/2012	20,000	21,834

		249,104

TOTAL SUPRANATIONAL OBLIGATIONS (Cost $249,313)		$262,114

PREFERRED STOCKS - 0.31%
Agriculture - 0.06%
Ocean Spray Cranberries, Inc. ,
Series A 6.250% (S)	5,034	364,179
Diversified Financial Services - 0.19%
BAC Capital Trust XIV 5.630%	275,000	192,500
BAC Capital Trust XV 1.052%	925,000	569,405

The accompanying notes are an integral part of the financial statements.	29

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)
Diversified Financial Services (continued)
Bank of America Corp. 8.625%	20,775	$521,868

		1,283,773
Telecommunications - 0.06%
Telephone & Data Systems, Inc.,
Series A 7.600%	16,000	396,000

TOTAL PREFERRED STOCKS (Cost $2,434,786)		$2,043,952

CONVERTIBLE BONDS - 0.05%
Airlines - 0.05%
US Airways Group, Inc.
7.250%, 05/15/2014	190,000	344,375

TOTAL CONVERTIBLE BONDS (Cost $186,914)		$344,375

TERM LOANS - 0.02%
Hotels, Restaurants & Leisure - 0.02%
Greektown Holdings LLC
0.00%, 09/30/2010 (P)(T)(U)	11,697	11,697
3.500%, 09/30/2010 (P)	111,146	111,702

		123,399

TOTAL TERM LOANS (Cost $122,843)		$123,399

SHORT-TERM INVESTMENTS - 3.51%
Short-Term Securities* - 3.51%
Federal Home Loan Bank Discount Notes,
0.010%, 03/01/2010	$14,300,000	14,300,000
State Street Institutional Liquid Reserves
Fund, 0.1176%	1,786,167	1,786,167
State Street Institutional US Government
Money Market Fund, 0.03489%	7,279,734	7,279,734
		23,365,901

TOTAL SHORT-TERM INVESTMENTS (Cost $23,365,901)		$23,365,901

Total Investments (Active Bond Fund)
(Cost $660,671,405) - 100.37%		$668,871,803
Other assets and liabilities, net - (0.37%)		(2,441,175)

TOTAL NET ASSETS - 100.00%		$666,430,628

All Cap Core Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.77%
Consumer Discretionary - 12.19%
Distributors - 0.21%
Genuine Parts Company	27,000	$1,089,720
Diversified Consumer Services - 1.23%
Corinthian Colleges, Inc. (I)(L)	366,300	5,941,386
DeVry, Inc.	8,300	524,145

		6,465,531
Hotels, Restaurants & Leisure - 2.12%
Domino’s Pizza, Inc. (I)	28,800	359,712
McDonald’s Corp.	108,938	6,955,691
Starbucks Corp. (I)	165,400	3,789,314

		11,104,717
Household Durables - 1.32%
American Greetings Corp., Class A	43,600	831,452

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Garmin, Ltd. (L)	133,400	$4,262,130
Jarden Corp.	13,900	445,634
NVR, Inc. (I)	500	354,150
Tempur-Pedic International, Inc. (I)	36,200	1,028,080

		6,921,446
Internet & Catalog Retail - 0.49%
Amazon.com, Inc. (I)	16,004	1,894,874
Priceline.com, Inc. (I)	2,900	657,604

		2,552,478
Leisure Equipment & Products - 0.56%
Mattel, Inc.	110,500	2,429,895
Polaris Industries, Inc.	10,800	493,992

		2,923,887
Media - 2.29%
Cablevision Systems Corp., Class A	5,400	130,032
Comcast Corp., Class A	24,000	394,560
Gannett Company, Inc.	9,300	140,895
Madison Square Garden, Inc. (I)	1,350	26,325
News Corp., Class A	19,200	256,704
Scholastic Corp.	19,900	585,060
Scripps Networks Interactive, Inc., Class A (L)	64,700	2,560,826
The McGraw-Hill Companies, Inc.	63,500	2,171,700
Time Warner Cable, Inc.	113,160	5,283,440
Time Warner, Inc.	8,600	249,744
Viacom, Inc., Class B (I)	5,400	160,110

		11,959,396
Multiline Retail - 0.30%
Dillard’s, Inc., Class A (L)	66,300	1,118,481
Family Dollar Stores, Inc.	4,000	131,960
Kohl’s Corp. (I)	3,400	182,988
Nordstrom, Inc. (L)	3,500	129,290

		1,562,719
Specialty Retail - 3.38%
Advance Auto Parts, Inc.	73,000	2,978,400
Barnes & Noble, Inc. (L)	145,700	2,924,199
Cato Corp., Class A	14,500	284,200
Group 1 Automotive, Inc. (I)	37,100	1,030,267
Home Depot, Inc.	11,800	368,160
Rent-A-Center, Inc. (I)	23,600	524,864
Ross Stores, Inc. (L)	104,100	5,091,531
Signet Jewelers, Ltd. (I)	30,700	884,467
The Gap, Inc.	76,800	1,651,200
The Sherwin-Williams Company	24,700	1,565,486
Williams-Sonoma, Inc.	16,700	358,382

		17,661,156
Textiles, Apparel & Luxury Goods - 0.29%
Coach, Inc.	21,900	798,036
Columbia Sportswear Company	6,100	279,624
Liz Claiborne, Inc. (I)(L)	63,900	441,549

		1,519,209

		63,760,259
Consumer Staples - 10.01%
Beverages - 0.81%
Coca-Cola Enterprises, Inc.	117,700	3,007,235
PepsiCo, Inc.	7,400	462,278
The Coca-Cola Company	14,200	748,624

		4,218,137
Food & Staples Retailing - 0.76%
Safeway, Inc.	7,200	179,424

The accompanying notes are an integral part of the financial statements.	30

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Sysco Corp.	82,655	$2,388,730
The Kroger Company	5,800	128,180
Wal-Mart Stores, Inc.	18,900	1,021,923
Walgreen Company	7,800	274,872

		3,993,129
Food Products - 2.82%
Archer-Daniels-Midland Company	161,929	4,754,235
Campbell Soup Company	143,900	4,796,187
Fresh Del Monte Produce, Inc. (I)	8,300	161,103
General Mills, Inc.	7,900	568,879
J.M. Smucker Company	3,100	185,008
Kraft Foods, Inc., Class A	4,300	122,249
Lancaster Colony Corp.	9,900	569,646
Sanderson Farms, Inc.	9,000	440,640
Sara Lee Corp.	14,300	193,908
The Hershey Company	8,800	349,888
Tyson Foods, Inc., Class A	152,200	2,593,488

		14,735,231
Household Products - 2.80%
Colgate-Palmolive Company	73,987	6,136,482
Kimberly-Clark Corp.	93,900	5,703,486
The Procter & Gamble Company	44,722	2,830,008

		14,669,976
Personal Products - 1.44%
Herbalife, Ltd.	14,520	581,526
Mead Johnson Nutrition Company	75,200	3,556,960
The Estee Lauder Companies, Inc., Class A	56,500	3,397,345

		7,535,831
Tobacco - 1.38%
Lorillard, Inc.	59,483	4,344,638
Philip Morris International, Inc.	53,520	2,621,410
Reynolds American, Inc.	4,700	248,160

		7,214,208

		52,366,512
Energy - 9.40%
Energy Equipment & Services - 2.21%
FMC Technologies, Inc. (I)	19,300	1,084,081
Helix Energy Solutions Group, Inc (I)	64,900	746,999
Lufkin Industries, Inc.	4,000	292,200
National Oilwell Varco, Inc.	5,700	247,779
Oceaneering International, Inc. (I)	24,300	1,468,935
Oil States International, Inc. (I)	102,524	4,410,582
Patterson-UTI Energy, Inc.	11,800	182,192
Rowan Companies, Inc. (I)	78,183	2,034,322
Schlumberger, Ltd.	17,500	1,069,250

		11,536,340
Oil, Gas & Consumable Fuels - 7.19%
Anadarko Petroleum Corp.	8,200	575,066
Berry Petroleum Company, Class A (L)	26,000	696,800
Cabot Corp.	27,100	787,526
Chevron Corp.	26,300	1,901,490
Cimarex Energy Company	13,400	800,784
ConocoPhillips	125,066	6,003,168
Devon Energy Corp.	76,800	5,288,448
Exxon Mobil Corp. (L)	173,000	11,245,000
Marathon Oil Corp.	52,700	1,525,665
Mariner Energy, Inc. (I)	68,300	1,025,866
Newfield Exploration Company (I)	98,300	5,020,181
Occidental Petroleum Corp.	2,700	215,595
Peabody Energy Corp.	11,100	510,267

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Quicksilver Resources, Inc. (I)	13,300	$198,436
Spectra Energy Corp.	11,500	250,700
Teekay Shipping Corp.	6,100	153,354
The Williams Companies, Inc.	65,200	1,404,408

		37,602,754

		49,139,094
Financials - 15.16%
Commercial Banks - 3.50%
Comerica, Inc.	105,700	3,813,656
Commerce Bancshares, Inc.	29,435	1,192,412
Community Bank Systems, Inc.	7,400	165,834
East West Bancorp, Inc.	33,400	585,168
Fifth Third Bancorp	301,900	3,686,199
Fulton Financial Corp.	77,300	743,626
M&T Bank Corp. (L)	18,500	1,432,455
Marshall & Ilsley Corp.	203,100	1,437,948
PNC Financial Services Group, Inc.	3,900	209,664
Regions Financial Corp. (L)	222,500	1,501,875
Wells Fargo & Company	128,700	3,518,658

		18,287,495
Consumer Finance - 2.46%
American Express Company	91,900	3,509,661
AmeriCredit Corp. (I)(L)	40,600	903,350
Capital One Financial Corp.	132,600	5,005,650
Discover Financial Services	229,100	3,127,215
World Acceptance Corp. (I)(L)	8,000	334,320

		12,880,196
Diversified Financial Services - 4.98%
Artio Global Investors, Inc.	9,400	229,172
Bank of America Corp.	631,403	10,519,174
BlackRock, Inc.	600	131,280
Franklin Resources, Inc.	37,800	3,845,016
JPMorgan Chase & Company	143,886	6,038,895
Knight Capital Group, Inc. (I)	98,900	1,596,246
The Bank of New York Mellon Corp.	9,500	270,940
The Goldman Sachs Group, Inc.	21,900	3,424,065

		26,054,788
Insurance - 2.00%
Allied World Assurance
Company Holdings, Ltd.	55,223	2,545,780
Chubb Corp.	6,600	333,036
Delphi Financial Group, Inc.	15,500	330,615
MetLife, Inc.	6,100	221,979
PartnerRe, Ltd.	35,200	2,802,272
Platinum Underwriters Holdings, Ltd.	26,400	987,096
Prudential Financial, Inc.	4,000	209,640
The Allstate Corp.	12,000	375,000
The Progressive Corp.	9,200	157,780
The Travelers Companies, Inc.	47,715	2,509,332

		10,472,530
Real Estate Investment Trusts - 2.07%
Annaly Capital Management, Inc.	75,800	1,393,204
Boston Properties, Inc.	6,155	418,109
Equity One, Inc. (L)	8,000	147,760
Equity Residential	41,774	1,507,206
Health Care, Inc.	11,340	480,362
Healthcare Realty Trust, Inc.	21,600	451,224
Liberty Property Trust	12,866	397,945
ProLogis (L)	20,400	262,956
Public Storage, Inc.	16,700	1,372,573
Rayonier, Inc.	8,500	353,345

The accompanying notes are an integral part of the financial statements.	31

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Redwood Trust, Inc.	32,300	$460,275
Regency Centers Corp.	10,629	368,507
Simon Property Group, Inc.	25,211	1,973,769
Vornado Realty Trust	19,240	1,264,453

		10,851,688
Thrifts & Mortgage Finance - 0.15%
NewAlliance Bancshares, Inc.	27,300	327,054
People’s United Financial, Inc.	27,700	436,829

		763,883

		79,310,580
Health Care - 13.11%
Biotechnology - 1.75%
Amgen, Inc. (I)	10,000	566,100
Gilead Sciences, Inc. (I)	131,689	6,269,713
PDL BioPharma, Inc. (L)	331,900	2,323,300

		9,159,113
Health Care Equipment & Supplies - 0.76%
American Medical Systems Holdings, Inc. (I)	31,400	568,968
Baxter International, Inc.	2,700	153,711
Cooper Companies, Inc.	3,700	148,222
Hill-Rom Holdings, Inc. (L)	34,700	910,528
Hospira, Inc. (I)	4,800	251,184
Intuitive Surgical, Inc. (I)	2,000	694,280
Invacare Corp.	5,800	158,224
Medtronic, Inc.	3,700	160,580
Sirona Dental Systems, Inc. (I)	25,400	911,606

		3,957,303
Health Care Providers & Services - 5.18%
Aetna, Inc.	43,125	1,293,319
Amedisys, Inc. (I)(L)	37,600	2,167,640
AmerisourceBergen Corp.	135,300	3,793,812
Cardinal Health, Inc.	82,000	2,785,540
Chemed Corp.	3,000	160,680
Coventry Health Care, Inc. (I)	180,727	4,189,252
Humana, Inc. (I)	6,400	302,912
McKesson Corp.	81,300	4,808,895
Medco Health Solutions, Inc. (I)	89,800	5,678,952
Owens & Minor, Inc.	10,300	459,895
UnitedHealth Group, Inc.	38,200	1,293,452
WellPoint, Inc. (I)	2,700	167,049

		27,101,398
Life Sciences Tools & Services - 0.22%
Dionex Corp. (I)	2,600	177,580
Waters Corp. (I)	16,200	966,492

		1,144,072
Pharmaceuticals - 5.20%
Abbott Laboratories	46,068	2,500,571
Eli Lilly & Company	108,234	3,716,756
Forest Laboratories, Inc. (I)	24,600	735,048
Johnson & Johnson	88,280	5,561,640
Medicis Pharmaceutical Corp., Class A	65,600	1,476,000
Merck & Company, Inc.	12,710	468,745
Par Pharmaceutical Companies, Inc. (I)	55,000	1,376,650
Perrigo Company	19,600	971,572
Pfizer, Inc.	541,894	9,510,240
Valeant Pharmaceuticals International (I)(L)	19,400	722,068
Watson Pharmaceuticals, Inc. (I)	3,900	155,181

		27,194,471

		68,556,357

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials - 9.93%
Aerospace & Defense - 1.89%
ITT Corp.	7,100	$363,733
Lockheed Martin Corp.	70,376	5,472,438
Northrop Grumman Corp.	54,009	3,308,591
Raytheon Company	4,800	269,952
United Technologies Corp.	7,000	480,550

		9,895,264
Air Freight & Logistics - 1.14%
FedEx Corp.	3,600	305,136
United Parcel Service, Inc., Class B	96,800	5,686,032

		5,991,168
Airlines - 0.10%
Alaska Air Group, Inc. (I)	14,300	500,500
Commercial Services & Supplies - 0.59%
M & F Worldwide Corp. (I)	7,800	252,642
R.R. Donnelley & Sons Company	141,736	2,819,129

		3,071,771
Construction & Engineering - 1.50%
EMCOR Group, Inc. (I)	147,300	3,390,846
Shaw Group, Inc. (I)	128,300	4,452,010

		7,842,856
Electrical Equipment - 0.31%
A.O. Smith Corp.	8,300	375,990
EnerSys, Inc. (I)	40,000	911,600
Hubbell, Inc.	7,100	332,635

		1,620,225
Industrial Conglomerates - 2.36%
3M Company	81,700	6,548,255
Carlisle Companies, Inc.	82,300	2,822,890
General Electric Company	185,800	2,983,948

		12,355,093
Machinery - 1.84%
Donaldson Company, Inc.	15,800	651,908
Illinois Tool Works, Inc.	11,700	532,584
Nordson Corp.	5,900	388,220
Oshkosh Corp. (I)	77,400	2,950,488
Timken Company	119,809	3,142,590
Trinity Industries, Inc. (L)	106,509	1,792,546
Watts Water Technologies, Inc., Class A	6,400	186,624

		9,644,960
Road & Rail - 0.20%
Kansas City Southern (I)	5,400	185,220
Werner Enterprises, Inc. (L)	38,000	847,780

		1,033,000

		51,954,837
Information Technology - 18.39%
Communications Equipment - 1.29%
Cisco Systems, Inc. (I)	52,900	1,287,057
Harris Corp.	83,800	3,789,436
InterDigital, Inc. (I)(L)	65,500	1,680,075
QUALCOMM, Inc.	51	1,871

		6,758,439
Computers & Peripherals - 5.72%
Apple, Inc. (I)	52,739	10,791,454
Hewlett-Packard Company	6,100	309,819
International Business Machines Corp.	95,506	12,144,543
NetApp, Inc. (I)	3,900	117,039

The accompanying notes are an integral part of the financial statements.	32

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals (continued)
Seagate Technology (I)	106,200	$2,114,442
Western Digital Corp. (I)	115,500	4,461,765

		29,939,062
Electronic Equipment, Instruments & Components - 4.12%
Arrow Electronics, Inc. (I)	191,056	5,389,690
Avnet, Inc. (I)	156,482	4,320,468
Benchmark Electronics, Inc. (I)	18,400	364,320
Ingram Micro, Inc., Class A (I)	174,831	3,094,509
Jabil Circuit, Inc.	208,900	3,169,013
Tech Data Corp. (I)	99,694	4,270,891
Vishay Intertechnology, Inc. (I)	89,500	917,375

		21,526,266
Internet Software & Services - 1.06%
Google, Inc., Class A (I)	10,486	5,524,025
IT Services - 1.88%
Broadridge Financial Solutions, Inc.	5,700	119,928
Cognizant Technology Solutions
Corp., Class A (I)	11,300	543,869
Computer Sciences Corp. (I)	55,261	2,861,967
Global Payments, Inc.	32,700	1,399,887
SAIC, Inc. (I)	249,424	4,913,653

		9,839,304
Semiconductors & Semiconductor Equipment - 1.20%
Cree, Inc. (I)	38,300	2,597,889
Intel Corp.	41,200	845,836
Marvell Technology Group, Ltd. (I)	95,400	1,843,128
Micron Technology, Inc. (I)	19,600	177,576
Texas Instruments, Inc.	9,400	229,172
Volterra Semiconductor Corp. (I)	25,700	561,031

		6,254,632
Software - 3.12%
Ariba, Inc. (I)	24,400	293,044
Jack Henry & Associates, Inc.	12,900	291,282
Microsoft Corp.	418,493	11,994,009
Oracle Corp.	12,300	303,195
Symantec Corp. (I)	161,008	2,664,682
TIBCO Software, Inc. (I)	84,900	778,533

		16,324,745

		96,166,473
Materials - 4.35%
Chemicals - 2.47%
Ashland, Inc.	5,300	249,524
Cytec Industries, Inc.	61,614	2,629,069
Eastman Chemical Company	8,600	512,130
Huntsman Corp.	215,500	2,958,815
Lubrizol Corp.	52,000	4,108,520
Nalco Holding Company	6,500	151,190
Stepan Company	3,400	161,636
W.R. Grace & Company (I)	74,400	2,154,624

		12,925,508
Containers & Packaging - 0.03%
Ball Corp. (L)	2,700	145,908
Metals & Mining - 0.78%
Freeport-McMoRan Copper & Gold, Inc.	17,600	1,322,816
Reliance Steel & Aluminum Company	31,300	1,387,842
Walter Energy, Inc.	7,900	620,703
Worthington Industries, Inc.	47,500	752,400

		4,083,761

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products - 1.07%
International Paper Company	178,636	$4,138,996
MeadWestvaco Corp.	62,600	1,436,044

		5,575,040

		22,730,217
Telecommunication Services - 2.46%
Diversified Telecommunication Services - 2.27%
AT&T, Inc.	352,271	8,739,844
Verizon Communications, Inc.	108,422	3,136,648

		11,876,492
Wireless Telecommunication Services - 0.19%
Telephone & Data Systems, Inc.	19,400	605,474
U.S. Cellular Corp. (I)	10,739	393,370

		998,844

		12,875,336
Utilities - 2.77%
Electric Utilities - 1.28%
Exelon Corp.	112,100	4,853,932
FirstEnergy Corp.	47,500	1,835,875

		6,689,807
Gas Utilities - 0.09%
National Fuel Gas Company	3,500	174,090
Southwest Gas Corp.	11,100	317,238

		491,328
Independent Power Producers & Energy Traders - 0.87%
Constellation Energy Group, Inc.	41,800	1,465,926
Mirant Corp. (I)	23,499	295,617
NRG Energy, Inc. (I)	83,400	1,821,456
The AES Corp. (I)	81,000	946,890

		4,529,889
Multi-Utilities - 0.53%
Black Hills Corp.	10,700	298,209
Dominion Resources, Inc.	5,300	201,347
Integrys Energy Group, Inc. (L)	19,600	863,968
MDU Resources Group, Inc.	10,600	216,664
NSTAR	27,000	913,140
Public Service Enterprise Group, Inc.	9,200	273,424

		2,766,752

		14,477,776

TOTAL COMMON STOCKS (Cost $455,995,571)		$511,337,441

SHORT-TERM INVESTMENTS - 11.01%
Short-Term Securities* - 2.00%
State Street Institutional Liquid Reserves
Fund, 0.1176%	$8,535,950	8,535,950
U.S. Treasury Bills, 0.010% 03/18/2010 (F)	1,940,000	1,939,938

		10,475,888
Securities Lending Collateral - 9.01%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)(Y)	4,707,239	47,119,933

TOTAL SHORT-TERM INVESTMENTS (Cost $57,586,661)		$57,595,821

Total Investments (All Cap Core Fund)
(Cost $513,582,232) - 108.78%		$568,933,262
Other assets and liabilities, net - (8.78%)		(45,898,123)

TOTAL NET ASSETS - 100.00%		$523,035,139

The accompanying notes are an integral part of the financial statements.	33

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

All Cap Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.98%
Consumer Discretionary - 15.95%
Auto Components - 0.94%
Johnson Controls, Inc.	26,838	$834,662
Hotels, Restaurants & Leisure - 1.53%
Marriott International, Inc., Class A	37,211	1,008,790
Starbucks Corp. (I)	15,600	357,396

		1,366,186
Internet & Catalog Retail - 3.68%
Amazon.com, Inc. (I)	27,709	3,280,746
Media - 2.19%
The Walt Disney Company	62,508	1,952,750
Multiline Retail - 2.03%
Dollar General Corp. (I)	15,010	358,589
Target Corp.	28,200	1,452,864

		1,811,453
Specialty Retail - 2.52%
Home Depot, Inc.	25,178	785,554
Staples, Inc.	28,400	731,584
Tiffany & Company	16,400	727,996

		2,245,134
Textiles, Apparel & Luxury Goods - 3.06%
Coach, Inc.	19,800	721,512
NIKE, Inc., Class B	29,600	2,000,960

		2,722,472

		14,213,403
Consumer Staples - 5.00%
Food & Staples Retailing - 1.84%
Costco Wholesale Corp.	22,399	1,365,667
Whole Foods Market, Inc. (I)	7,800	276,822

		1,642,489
Food Products - 1.53%
Unilever PLC, SADR	46,400	1,366,016
Household Products - 1.42%
Colgate-Palmolive Company	15,210	1,261,517
Personal Products - 0.21%
Mead Johnson Nutrition Company	3,900	184,470

		4,454,492
Energy - 7.49%
Energy Equipment & Services - 2.98%
Schlumberger, Ltd.	43,451	2,654,856
Oil, Gas & Consumable Fuels - 4.51%
Apache Corp.	8,869	919,183
Occidental Petroleum Corp.	28,571	2,281,394
Southwestern Energy Company (I)	19,300	821,215

		4,021,792

		6,676,648
Financials - 7.13%
Diversified Financial Services - 7.13%
Bank of America Corp.	59,700	994,602
JPMorgan Chase & Company	21,853	917,170
Morgan Stanley	32,100	904,578
The Charles Schwab Corp.	73,222	1,340,695
The Goldman Sachs Group, Inc.	14,067	2,199,375

		6,356,420

		6,356,420

All Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care - 19.97%
Biotechnology - 4.89%
Celgene Corp. (I)	26,100	$1,553,472
Gilead Sciences, Inc. (I)	45,907	2,185,632
Vertex Pharmaceuticals, Inc. (I)	15,200	617,272

		4,356,376
Health Care Equipment & Supplies - 3.80%
Alcon, Inc.	9,300	1,485,396
Baxter International, Inc.	33,434	1,903,398

		3,388,794
Health Care Providers & Services - 3.66%
Express Scripts, Inc. (I)	7,901	758,575
Medco Health Solutions, Inc. (I)	39,574	2,502,660

		3,261,235
Life Sciences Tools & Services - 0.61%
Illumina, Inc. (I)	14,900	541,168
Pharmaceuticals - 7.01%
Abbott Laboratories	21,175	1,149,379
Mylan, Inc. (I)	37,700	804,518
Novartis AG	8,200	453,624
Roche Holding AG	21,700	905,107
Shire PLC, ADR	17,000	1,096,840
Teva Pharmaceutical Industries, Ltd., SADR	30,700	1,842,307

		6,251,775

		17,799,348
Industrials - 5.22%
Aerospace & Defense - 3.12%
Boeing Company	8,420	531,807
Precision Castparts Corp.	11,100	1,251,525
United Technologies Corp.	14,495	995,082

		2,778,414
Machinery - 0.91%
Cummins, Inc.	14,300	811,954
Road & Rail - 1.19%
Union Pacific Corp.	15,801	1,064,513

		4,654,881
Information Technology - 36.78%
Communications Equipment - 6.37%
Cisco Systems, Inc. (I)	82,671	2,011,385
Juniper Networks, Inc. (I)	51,800	1,449,364
QUALCOMM, Inc.	60,512	2,220,185

		5,680,934
Computers & Peripherals - 9.36%
Apple, Inc. (I)	20,538	4,202,486
Hewlett-Packard Company	50,439	2,561,797
NetApp, Inc. (I)	52,600	1,578,526

		8,342,809
Electronic Equipment, Instruments & Components - 0.42%
Agilent Technologies, Inc. (I)	11,900	374,374
Internet Software & Services - 5.48%
Baidu, Inc., SADR (I)	1,400	726,152
Google, Inc., Class A (I)	6,641	3,498,479
Tencent Holdings, Ltd.	33,700	657,487

		4,882,118
IT Services - 5.70%
Infosys Technologies, Ltd., ADR	2,700	153,630
MasterCard, Inc.	10,907	2,447,204

The accompanying notes are an integral part of the financial statements.	34

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

All Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Visa, Inc., Class A	29,052	$2,477,555

		5,078,389
Semiconductors & Semiconductor Equipment - 1.67%
Cree, Inc. (I)	8,280	561,632
Intel Corp.	45,159	927,114

		1,488,746
Software - 7.78%
Adobe Systems, Inc. (I)	63,018	2,183,574
Microsoft Corp.	111,235	3,187,995
Salesforce.com, Inc. (I)	17,200	1,168,740
VMware, Inc., Class A (I)	7,900	391,129

		6,931,438

		32,778,808
Materials - 1.44%
Chemicals - 1.44%
Monsanto Company	5,800	409,770
Praxair, Inc.	11,600	871,624

		1,281,394

		1,281,394

TOTAL COMMON STOCKS (Cost $83,798,538)		$88,215,394

SHORT-TERM INVESTMENTS - 0.70%
Short-Term Securities* - 0.70%
State Street Institutional Investment Treasury
Money Market Fund, 0.000%	$1,159,890	621,369

TOTAL SHORT-TERM INVESTMENTS (Cost $621,369)		$621,369

Total Investments (All Cap Growth Fund)
(Cost $84,419,907) - 99.68%		$88,836,763
Other assets and liabilities, net - 0.32%		281,404

TOTAL NET ASSETS - 100.00%		$89,118,167

All Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.85%
Consumer Discretionary - 10.94%
Auto Components - 0.09%
Autoliv, Inc. (I)	8,324	$371,328
Automobiles - 2.67%
Ford Motor Company (I)(L)	688,600	8,084,164
Honda Motor Company, Ltd.	64,708	2,239,544

		10,323,708
Hotels, Restaurants & Leisure - 2.90%
Carnival Corp.	57,700	2,074,892
CKE Restaurants, Inc.	67,700	769,749
International Game Technology	41,538	728,992
Marriott International, Inc., Class A (L)	137,420	3,725,456
Starwood Hotels & Resorts
Worldwide, Inc. (L)	101,168	3,915,202

		11,214,291
Household Durables - 0.84%
Fortune Brands, Inc.	73,900	3,239,037

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media - 1.48%
Interpublic Group of Companies, Inc. (I)	108,785	$815,888
Omnicom Group, Inc.	134,300	4,918,066

		5,733,954
Multiline Retail - 0.16%
Nordstrom, Inc. (L)	16,900	624,286
Specialty Retail - 1.71%
American Eagle Outfitters, Inc.	139,685	2,356,486
Children’s Place Retail Stores, Inc. (I)(L)	38,800	1,482,548
Guess?, Inc.	10,028	409,042
Lowe’s Companies, Inc.	99,191	2,351,819

		6,599,895
Textiles, Apparel & Luxury Goods - 1.09%
Fossil, Inc. (I)	30,702	1,112,948
NIKE, Inc., Class B	37,300	2,521,480
Timberland Company, Class A (I)	31,979	591,292

		4,225,720

		42,332,219
Consumer Staples - 1.64%
Beverages - 0.58%
Diageo PLC, SADR	34,250	2,235,840
Food Products - 1.06%
Archer-Daniels-Midland Company	51,800	1,520,848
J.M. Smucker Company	43,500	2,596,080

		4,116,928

		6,352,768
Energy - 15.64%
Energy Equipment & Services - 4.01%
Bristow Group, Inc. (I)	19,853	718,877
Halliburton Company	205,449	6,194,287
Helmerich & Payne, Inc. (L)	39,400	1,596,488
Smith International, Inc.	70,641	2,895,575
Superior Energy Services, Inc. (I)	76,396	1,579,105
Weatherford International, Ltd. (I)	151,300	2,525,197

		15,509,529
Oil, Gas & Consumable Fuels - 11.63%
Apache Corp.	22,625	2,344,855
Chevron Corp.	39,200	2,834,160
El Paso Corp.	544,550	5,701,439
EnCana Corp.	107,377	3,519,818
Exxon Mobil Corp. (L)	133,000	8,645,000
Forest Oil Corp. (I)	17,916	485,524
Noble Energy, Inc.	40,743	2,959,572
Southwestern Energy Company (I)	67,600	2,876,380
The Williams Companies, Inc.	343,400	7,396,836
XTO Energy, Inc.	180,090	8,230,113

		44,993,697

		60,503,226
Financials - 17.76%
Commercial Banks - 5.70%
City National Corp. (L)	81,500	4,068,480
Commerce Bancshares, Inc.	78,553	3,182,182
Cullen/Frost Bankers, Inc. (L)	88,481	4,791,246
KeyCorp (L)	532,600	3,808,090
SunTrust Banks, Inc. (L)	116,400	2,771,484
TCF Financial Corp. (L)	33,533	484,217
Wells Fargo & Company	71,046	1,942,398
Zions Bancorp (L)	53,300	988,182

		22,036,279

The accompanying notes are an integral part of the financial statements.	35

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Finance - 1.22%
Capital One Financial Corp.	125,278	$4,729,245
Diversified Financial Services - 9.06%
Bank of America Corp.	552,100	9,197,986
JPMorgan Chase & Company	114,932	4,823,696
Lazard, Ltd., Class A	163,646	5,879,801
Morgan Stanley	129,600	3,652,128
Raymond James Financial, Inc. (L)	86,800	2,244,648
State Street Corp.	82,514	3,705,704
The Charles Schwab Corp.	189,701	3,473,425
The Goldman Sachs Group, Inc.	13,300	2,079,455

		35,056,843
Insurance - 1.78%
Berkshire Hathaway, Inc., Class B (I)(L)	68,900	5,520,957
Markel Corp. (I)	3,873	1,366,201

		6,887,158

		68,709,525
Health Care - 20.72%
Biotechnology - 3.81%
Amgen, Inc. (I)	187,883	10,636,057
Onyx Pharmaceuticals, Inc. (I)	147,700	4,100,152

		14,736,209
Health Care Equipment & Supplies - 4.04%
C.R. Bard, Inc.	19,162	1,605,392
Cooper Companies, Inc. (L)	105,178	4,213,431
Stryker Corp.	78,500	4,168,350
Varian Medical Systems, Inc. (I)(L)	70,525	3,453,609
Zimmer Holdings, Inc. (I)	38,100	2,184,273

		15,625,055
Health Care Providers & Services - 7.03%
AmerisourceBergen Corp.	140,652	3,943,882
CIGNA Corp.	115,500	3,957,030
DaVita, Inc. (I)	84,429	5,201,671
Humana, Inc. (I)	116,433	5,510,774
McKesson Corp.	59,773	3,535,573
Patterson Companies, Inc. (I)	169,400	5,027,792

		27,176,722
Life Sciences Tools & Services - 0.94%
Affymetrix, Inc. (I)	205,150	1,499,647
Parexel International Corp. (I)	106,263	2,141,199

		3,640,846
Pharmaceuticals - 4.90%
Abbott Laboratories	157,963	8,574,232
Warner Chilcott PLC (I)(L)	236,732	6,443,845
Watson Pharmaceuticals, Inc. (I)	99,054	3,941,359

		18,959,436

		80,138,268
Industrials - 13.25%
Aerospace & Defense - 3.55%
Curtiss-Wright Corp.	49,400	1,583,270
General Dynamics Corp.	30,784	2,233,379
Hexcel Corp. (I)	55,500	611,610
Honeywell International, Inc.	78,487	3,152,038
ITT Corp.	23,623	1,210,206
United Technologies Corp.	71,739	4,924,882

		13,715,385
Building Products - 0.28%
Quanex Building Products Corp.	22,785	354,990

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Products (continued)
Trex Company, Inc. (I)(L)	36,200	$723,638

		1,078,628
Electrical Equipment - 0.11%
AMETEK, Inc.	10,300	402,112
Machinery - 7.22%
Eaton Corp.	97,200	6,621,264
EnPro Industries, Inc. (I)	75,100	2,078,768
Kennametal, Inc.	92,644	2,413,376
Pall Corp.	42,468	1,676,212
Parker-Hannifin Corp.	73,666	4,442,796
Robbins & Myers, Inc.	171,100	4,135,487
Tennant Company	68,521	1,634,911
WABCO Holdings, Inc. (I)	184,300	4,928,182

		27,930,996
Road & Rail - 1.71%
Canadian National Railway Company	16,424	864,888
Heartland Express, Inc. (L)	64,000	979,840
Kansas City Southern (I)(L)	139,469	4,783,787

		6,628,515
Trading Companies & Distributors - 0.38%
Kaman Corp., Class A	61,600	1,475,320

		51,230,956
Information Technology - 13.12%
Computers & Peripherals - 2.87%
EMC Corp. (I)	98,843	1,728,764
Hewlett-Packard Company	184,700	9,380,913

		11,109,677
IT Services - 3.12%
Accenture PLC, Class A	95,472	3,816,016
MasterCard, Inc.	11,211	2,515,412
VeriFone Holdings, Inc. (I)(L)	297,525	5,742,233

		12,073,661
Semiconductors & Semiconductor Equipment - 2.15%
Intel Corp.	128,500	2,638,105
Micron Technology, Inc. (I)	346,900	3,142,914
National Semiconductor Corp.	65,900	954,232
Xilinx, Inc.	60,984	1,575,217

		8,310,468
Software - 4.98%
Adobe Systems, Inc. (I)	152,243	5,275,220
Autodesk, Inc. (I)	71,300	1,987,844
Intuit, Inc. (I)	125,708	4,067,911
McAfee, Inc. (I)	45,599	1,809,824
Microsoft Corp.	213,700	6,124,642

		19,265,441

		50,759,247
Materials - 4.90%
Chemicals - 0.30%
Celanese Corp., Series A	37,600	1,172,744
Metals & Mining - 4.60%
Agnico Eagle Mines, Ltd. (L)	21,401	1,232,056
Barrick Gold Corp.	204,063	7,685,013
Nucor Corp.	57,200	2,368,080
Reliance Steel & Aluminum Company (L)	75,000	3,325,500
United States Steel Corp. (L)	59,900	3,171,106

		17,781,755

		18,954,499

The accompanying notes are an integral part of the financial statements.	36

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Utilities - 0.88%
Gas Utilities - 0.88%
EQT Corp.	78,022	$3,414,243

TOTAL COMMON STOCKS (Cost $323,700,145)		$382,394,951

SHORT-TERM INVESTMENTS - 18.90%
Repurchase Agreement - 1.35%
Repurchase Agreement with State Street Corp.
dated 02/26/2010 at 0.01% to be
repurchased at $5,206,004 on 03/01/2010,
collateralized by $5,260,000 Federal Home
Loan Bank, 0.93% due 03/30/2010 (valued
at $5,312,600, including interest)	$5,206,000	5,206,000
Securities Lending Collateral - 17.55%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)*	6,783,944	67,907,959

TOTAL SHORT-TERM INVESTMENTS (Cost $73,104,711)		$73,113,959

Total Investments (All Cap Value Fund)
(Cost $396,804,856) - 117.75%		$455,508,910
Other assets and liabilities, net - (17.75%)		(68,671,901)

TOTAL NET ASSETS - 100.00%		$386,837,009

Alpha Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.21%
Consumer Discretionary - 15.95%
Auto Components - 2.53%
ArvinMeritor, Inc. (I)(L)	441,400	$5,146,718
Dana Holding Corp. (I)	92,300	1,049,451
Johnson Controls, Inc.	20,700	643,770
Lear Corp. (I)	9,320	645,596
Modine Manufacturing Company (I)	518,140	4,870,516
Tenneco, Inc. (I)	133,300	2,687,328
TRW Automotive Holdings Corp. (I)	153,960	4,136,905

		19,180,284
Automobiles - 0.37%
Ford Motor Company (I)	140,200	1,645,948
Harley-Davidson, Inc. (L)	45,500	1,119,755

		2,765,703
Diversified Consumer Services - 0.30%
Apollo Group, Inc., Class A (I)(L)	19,704	1,179,876
Educomp Solutions, Ltd. (I)	45,756	666,218
ITT Educational Services, Inc. (I)	4,100	447,064

		2,293,158
Hotels, Restaurants & Leisure - 0.96%
Carnival Corp.	14,400	517,824
Las Vegas Sands Corp. (I)(L)	116,900	1,944,047
McDonald’s Corp.	36,540	2,333,079
REXLot Holdings, Ltd. (I)	4,099,800	560,689
Starbucks Corp. (I)	34,200	783,522
Starwood Hotels & Resorts Worldwide, Inc.	10,000	387,000
Wyndham Worldwide Corp.	32,960	757,750

		7,283,911
Household Durables - 1.36%
Black & Decker Corp.	11,500	833,405

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Jarden Corp.	163,962	$5,256,622
Pulte Group, Inc. (I)	133,000	1,440,390
Toll Brothers, Inc. (I)(L)	148,400	2,794,372

		10,324,789
Internet & Catalog Retail - 0.34%
Amazon.com, Inc. (I)	15,980	1,892,032
NutriSystem, Inc. (L)	33,800	654,030

		2,546,062
Leisure Equipment & Products - 0.41%
Mattel, Inc.	38,780	852,772
Pool Corp. (L)	113,435	2,266,431

		3,119,203
Media - 2.56%
CBS Corp., Class B	359,300	4,667,307
Comcast Corp., Class A	212,600	3,293,174
Comcast Corp., Class A	301,160	4,951,070
DIRECTV, Class A (I)	1,000	33,850
Dreamworks Animation SKG, Inc. (I)	27,370	1,189,500
Focus Media Holding, Ltd., ADR (I)(L)	135,400	2,089,222
Virgin Media, Inc. (L)	194,600	3,152,520

		19,376,643
Multiline Retail - 0.68%
Golden Eagle Retail Group, Ltd. (I)	204,030	374,492
Nordstrom, Inc. (L)	31,100	1,148,834
Target Corp.	70,450	3,629,584

		5,152,910
Specialty Retail - 4.43%
Advance Auto Parts, Inc.	164,229	6,700,543
Children’s Place Retail Stores, Inc. (I)	9,200	351,532
Home Depot, Inc.	90,461	2,822,383
Lowe’s Companies, Inc.	339,440	8,048,122
Staples, Inc.	297,161	7,654,867
The Sherwin-Williams Company	51,007	3,232,824
Urban Outfitters, Inc. (I)	146,040	4,703,948

		33,514,219
Textiles, Apparel & Luxury Goods - 2.01%
361 Degrees International, Ltd. (I)	763,040	543,794
Anta Sports Products, Ltd. (I)	254,400	367,255
Carter’s, Inc. (I)	41,003	1,175,146
China Hongxing Sports, Ltd. (I)	2,884,520	349,171
Coach, Inc.	20,000	728,800
Hanesbrands, Inc. (I)	326,178	8,457,796
Liz Claiborne, Inc. (I)(L)	73,460	507,609
NIKE, Inc., Class B	13,800	932,880
The Warnaco Group, Inc. (I)	37,300	1,556,902
XTEP International Holdings (I)	872,400	582,138

		15,201,491

		120,758,373
Consumer Staples - 4.53%
Beverages - 0.74%
Cott Corp. (I)	42,050	302,340
PepsiCo, Inc.	85,189	5,321,757

		5,624,097
Food & Staples Retailing - 1.52%
CVS Caremark Corp.	106,490	3,594,038
Safeway, Inc.	35,200	877,184
Wal-Mart Stores, Inc.	118,430	6,403,510

The accompanying notes are an integral part of the financial statements.	37

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Whole Foods Market, Inc. (I)(L)	17,400	$617,526

		11,492,258
Food Products - 1.74%
Del Monte Foods Company	43,730	512,516
General Mills, Inc.	29,349	2,113,421
Green Mountain Coffee Roasters, Inc. (I)(L)	37,950	3,202,601
Kraft Foods, Inc., Class A	105,330	2,994,532
Nestle SA (I)	12,447	619,268
Nestle SA , SADR	29,858	1,485,137
PureCircle, Ltd. (I)(L)	611,332	2,232,509

		13,159,984
Household Products - 0.34%
The Procter & Gamble Company	40,900	2,588,152
Personal Products - 0.09%
Herbalife, Ltd.	17,330	694,067
Tobacco - 0.10%
Lorillard, Inc.	9,900	723,096

		34,281,654
Energy - 7.47%
Energy Equipment & Services - 0.94%
Baker Hughes, Inc.	71,480	3,425,322
China Oilfield Services, Ltd. (I)	224,000	307,220
Dresser-Rand Group, Inc. (I)	32,300	998,393
Superior Well Services, Inc. (I)(L)	135,900	2,431,251

		7,162,186
Oil, Gas & Consumable Fuels - 6.53%
Anadarko Petroleum Corp.	7,222	506,479
Apache Corp.	38,400	3,979,776
BG Group PLC (I)	245,290	4,281,988
BP PLC	51,087	2,718,339
Bumi Resources Tbk PT (I)	2,692,500	653,590
Cameco Corp.	98,330	2,702,108
Chevron Corp.	78,900	5,704,470
Cobalt International Energy, Inc. (I)	31,430	387,846
ConocoPhillips	27,100	1,300,800
CONSOL Energy, Inc.	76,356	3,845,288
EOG Resources, Inc.	10,200	959,310
Exxon Mobil Corp. (L)	64,360	4,183,400
Gazprom OAO (I)	69,858	1,555,186
Karoon Gas Australia, Ltd. (I)	229,999	1,457,381
Marathon Oil Corp.	54,830	1,587,329
Massey Energy Company	2,020	87,001
Noble Energy, Inc.	64,500	4,685,280
Occidental Petroleum Corp.	41,431	3,308,265
Peabody Energy Corp.	26,700	1,227,399
Valero Energy Corp.	183,900	3,221,928
Whiting Petroleum Corp. (I)	14,400	1,077,840

		49,431,003

		56,593,189
Financials - 12.47%
Commercial Banks - 2.23%
PNC Financial Services Group, Inc.	30,813	1,656,507
Standard Chartered PLC (I)(L)	52,002	1,241,455
Wells Fargo & Company	511,273	13,978,204

		16,876,166
Diversified Financial Services - 6.02%
Ameriprise Financial, Inc.	199,900	8,001,997
Bank of America Corp.	576,464	9,603,890
Great American Group, Inc. (I)	471,600	1,414,800

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
Invesco, Ltd.	84,900	$1,664,040
JPMorgan Chase & Company	97,406	4,088,130
Osaka Securities Exchange Company, Ltd. (I)	114	618,925
PennantPark Investment Corp.	154,548	1,576,390
PHH Corp. (I)(L)	78,700	1,456,737
Powershares QQQ (I)(L)	70,400	3,151,104
The Goldman Sachs Group, Inc.	29,237	4,571,205
UBS AG	248,580	3,426,380
UBS AG	436,200	6,045,732

		45,619,330
Insurance - 3.90%
ACE, Ltd.	153,903	7,693,611
Assured Guaranty, Ltd.	115,980	2,447,178
Chubb Corp.	82,040	4,139,738
Genworth Financial, Inc., Class A (I)(L)	113,350	1,806,799
Hartford Financial Services Group, Inc.	107,716	2,625,039
Marsh & McLennan Companies, Inc.	253,222	5,879,815
Unum Group (L)	236,100	4,913,241

		29,505,421
Real Estate Investment Trusts - 0.32%
Chimera Investment Corp.	608,743	2,434,972

		94,435,889
Health Care - 12.83%
Biotechnology - 1.17%
Amgen, Inc. (I)	39,620	2,242,888
Amylin Pharmaceuticals, Inc. (I)(L)	27,160	513,324
Celgene Corp. (I)	42,860	2,551,027
Gilead Sciences, Inc. (I)	34,660	1,650,163
Novavax, Inc. (I)(L)	668,570	1,450,797
Regeneron Pharmaceuticals, Inc. (I)	16,810	411,173

		8,819,372
Health Care Equipment & Supplies - 1.58%
Covidien PLC	81,997	4,027,693
Hologic, Inc. (I)	135,030	2,329,268
Medtronic, Inc.	90,506	3,927,960
St. Jude Medical, Inc. (I)	44,500	1,700,790

		11,985,711
Health Care Providers & Services - 3.38%
Aetna, Inc.	91,700	2,750,083
Cardinal Health, Inc.	134,948	4,584,184
Coventry Health Care, Inc. (I)	57,100	1,323,578
Healthsouth Corp. (I)	55,560	961,188
Lincare Holdings, Inc. (I)(L)	67,600	2,714,816
UnitedHealth Group, Inc.	392,599	13,293,402

		25,627,251
Health Care Technology - 0.93%
SXC Health Solutions Corp. (I)	141,200	7,019,052
Life Sciences Tools & Services - 0.10%
Thermo Fisher Scientific, Inc. (I)	15,500	755,935
Pharmaceuticals - 5.67%
Auxilium Pharmaceuticals, Inc. (I)(L)	32,070	968,514
Bristol-Myers Squibb Company (L)	30,260	741,673
Daiichi Sankyo Company, Ltd. (I)	200,500	4,055,767
Elan Corp. PLC (I)(L)	674,935	4,630,054
Eli Lilly & Company	155,360	5,335,062
Impax Laboratories, Inc. (I)	138,500	2,134,285
Johnson & Johnson	37,003	2,331,189
King Pharmaceuticals, Inc. (I)	121,300	1,364,625
MAP Pharmaceuticals, Inc. (I)(L)	26,800	367,696
Merck & Company, Inc.	141,268	5,209,964

The accompanying notes are an integral part of the financial statements.	38

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Pfizer, Inc.	520,902	$9,141,830
Teva Pharmaceutical Industries, Ltd., SADR	68,220	4,093,882
UCB SA (I)	38,740	1,714,897
Watson Pharmaceuticals, Inc. (I)	21,210	843,946

		42,933,384

		97,140,705
Industrials - 14.45%
Aerospace & Defense - 3.11%
AAR Corp. (I)(L)	8,493	192,621
BE Aerospace, Inc. (I)	232,250	6,015,275
Boeing Company	33,100	2,090,596
General Dynamics Corp.	69,760	5,061,088
Honeywell International, Inc.	83,623	3,358,300
Lockheed Martin Corp.	57,550	4,475,088
Precision Castparts Corp.	9,530	1,074,508
Rolls-Royce Group PLC (I)	80,990	689,245
Safran SA (I)	26,190	616,179

		23,572,900
Air Freight & Logistics - 1.62%
FedEx Corp.	70,830	6,003,551
United Parcel Service, Inc., Class B	107,139	6,293,345

		12,296,896
Airlines - 2.47%
AirAsia BHD (I)	153,100	64,722
AMR Corp.	245,400	2,255,226
Continental Airlines, Inc. (I)(L)	138,580	2,863,063
Delta Air Lines, Inc. (I)	755,373	9,759,419
UAL Corp. (I)(L)	161,220	2,764,923
US Airways Group, Inc. (I)(L)	140,420	1,029,279

		18,736,632
Building Products - 0.94%
Masco Corp.	455,000	6,083,350
Owens Corning, Inc. (I)(L)	44,800	1,054,144

		7,137,494
Commercial Services & Supplies - 0.55%
Corrections Corp. of America (I)	52,760	1,129,064
SYKES Enterprises, Inc. (I)	59,500	1,416,695
Waste Management, Inc.	48,533	1,602,560

		4,148,319
Construction & Engineering - 0.11%
China Railway Group, Ltd. (I)	1,124,000	836,427
Electrical Equipment - 0.58%
ABB, Ltd., SADR (I)	30,400	615,904
First Solar, Inc. (I)(L)	5,792	613,373
Regal-Beloit Corp.	40,200	2,268,084
Sunpower Corp., Class B (I)	46,029	751,654
Vestas Wind Systems AS (I)	2,628	129,981

		4,378,996
Industrial Conglomerates - 0.79%
3M Company	22,754	1,823,733
Beijing Enterprises Holdings, Ltd. (I)	72,000	452,585
General Electric Company	161,900	2,600,114
Tyco International, Ltd.	29,700	1,070,982

		5,947,414
Machinery - 3.34%
Atlas Copco AB, Series A (I)	48,159	681,808
Deere & Company	17,700	1,014,210
Flowserve Corp.	13,100	1,311,179

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Hansen Transmissions International NV (I)	273,804	$395,665
Ingersoll-Rand PLC (L)	410,296	13,092,545
Joy Global, Inc.	19,300	980,440
Kubota Corp. (I)	51,000	452,888
PACCAR, Inc.	42,041	1,486,149
Stanley Works (I)(L)	57,620	3,298,745
Terex Corp. (I)	132,688	2,583,435

		25,297,064
Marine - 0.11%
Nippon Yusen Kabushiki Kaisha (I)	219,800	795,836
Professional Services - 0.25%
Monster Worldwide, Inc. (I)	75,248	1,049,710
The Advisory Board Company (I)	26,300	835,288

		1,884,998
Road & Rail - 0.17%
J.B. Hunt Transport Services, Inc.	35,300	1,252,444
Trading Companies & Distributors - 0.26%
Beacon Roofing Supply, Inc. (I)	70,620	1,228,788
Mitsui & Company, Ltd. (I)	46,800	725,273

		1,954,061
Transportation Infrastructure - 0.15%
Aegean Marine Petroleum Network Inc. (L)	22,270	638,258
Cia de Concessoes Rodoviarias, ADR (I)	24,900	525,654

		1,163,912

		109,403,393
Information Technology - 19.31%
Communications Equipment - 1.96%
Aviat Networks Incaviat Networks, Inc. (I)	301,000	1,851,150
Cisco Systems, Inc. (I)	199,000	4,841,670
Dragonwave, Inc. (I)(L)	47,100	577,895
HUGHES Telematics, Inc. (I)(L)	28,605	78,664
Juniper Networks, Inc. (I)	22,300	623,954
Polycom, Inc. (I)	70,025	1,828,353
QUALCOMM, Inc.	72,100	2,645,349
Research In Motion, Ltd. (I)	13,000	921,440
ZTE Corp., Class H (I)	240,870	1,489,600

		14,858,075
Computers & Peripherals - 4.73%
Apple, Inc. (I)	82,147	16,808,919
EMC Corp. (I)	168,000	2,938,320
Hewlett-Packard Company	77,900	3,956,541
International Business Machines Corp.	10,000	1,271,600
QLogic Corp. (I)	65,000	1,183,000
SanDisk Corp. (I)	113,060	3,293,438
Seagate Technology (I)	320,050	6,372,196

		35,824,014
Electronic Equipment, Instruments & Components - 0.90%
BYD Company, Ltd., Class H (I)	62,180	484,202
Corning, Inc.	18,010	317,516
Flextronics International, Ltd. (I)	70,700	492,072
Jabil Circuit, Inc.	90,620	1,374,705
Sanmina-SCI Corp. (I)	250,000	4,135,000

		6,803,495
Internet Software & Services - 3.50%
Alibaba.com, Ltd. (I)(L)	454,200	994,069
Baidu, Inc., SADR (I)	2,500	1,296,700
E-Access, Ltd. (I)(L)	626	506,299
eBay, Inc. (I)	167,180	3,848,484
Equinix, Inc. (I)(L)	59,078	5,581,099

The accompanying notes are an integral part of the financial statements.	39

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Google, Inc., Class A (I)	11,390	$6,000,252
Open Text Corp. (I)	14,390	699,930
Tencent Holdings, Ltd. (I)	95,360	1,864,633
VistaPrint NV (I)(L)	89,400	5,160,168
Yahoo!, Inc. (I)	36,100	552,691

		26,504,325
IT Services - 1.74%
Automatic Data Processing, Inc.	135,250	5,627,753
MasterCard, Inc.	6,010	1,348,464
The Western Union Company	390,120	6,156,094

		13,132,311
Semiconductors & Semiconductor Equipment - 2.88%
Analog Devices, Inc.	69,100	2,020,484
ASML Holding NV	16,420	506,229
Atheros Communications, Inc. (I)	34,612	1,242,225
Broadcom Corp., Class A	20,400	638,928
Marvell Technology Group, Ltd. (I)	181,200	3,500,784
Maxim Integrated Products, Inc.	221,700	4,105,884
NVIDIA Corp. (I)(L)	37,100	601,020
ON Semiconductor Corp. (I)	140,930	1,121,803
Skyworks Solutions, Inc. (L)	362,660	5,537,818
Texas Instruments, Inc.	66,377	1,618,271
Xilinx, Inc.	35,600	919,548

		21,812,994
Software - 3.60%
Adobe Systems, Inc. (I)	101,053	3,501,486
AsiaInfo Holdings, Inc. (I)	27,220	664,712
BMC Software, Inc. (I)	75,100	2,766,684
Cadence Design Systems, Inc. (I)	153,700	876,090
Citrix Systems, Inc. (I)	6,000	258,060
Informatica Corp. (I)	50,410	1,286,463
Microsoft Corp.	190,353	5,455,517
Nuance Communications, Inc. (I)	20,210	290,822
Oracle Corp.	220,190	5,427,684
Red Hat, Inc. (I)	137,139	3,846,749
Rovi Corp. (I)	15,560	521,260
Shanda Interactive Entertainment, Ltd. (I)(L)	7,278	329,693
Sonic Solutions (I)	29,320	266,519
TiVo, Inc. (I)	48,440	459,211
VMware, Inc., Class A (I)	19,300	955,543
Websense, Inc. (I)	15,100	324,046

		27,230,539

		146,165,753
Materials - 5.16%
Chemicals - 0.92%
A. Schulman, Inc.	29,300	690,308
Huabao International Holdings, Ltd. (I)	247,910	249,706
Incitec Pivot, Ltd. (I)	141,282	408,901
Methanex Corpmethanex Corp.	32,090	762,138
Potash Corp. of Saskatchewan, Inc.	2,200	243,012
PPG Industries, Inc. (L)	32,397	1,993,711
The Dow Chemical Company	14,800	418,988
The Mosaic Company	38,308	2,236,804

		7,003,568
Construction Materials - 0.42%
HeidelbergCement AG (I)	30,836	1,570,792
Martin Marietta Materials, Inc. (L)	20,300	1,608,166

		3,178,958
Containers & Packaging - 1.13%
Owens-Illinois, Inc. (I)	93,000	2,756,520

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Containers & Packaging (continued)
Rexam PLC (I)	1,356,829	$5,776,696

		8,533,216
Metals & Mining - 2.67%
Allegheny Technologies, Inc.	20,800	908,128
AngloGold Ashanti, Ltd., SADR (L)	37,030	1,347,151
Antofagasta PLC (I)	38,319	516,501
Barrick Gold Corp.	41,620	1,567,409
BHP Billiton, Ltd., SADR (L)	17,100	1,253,943
CGA Mining, Ltd. (I)	150,880	266,338
Cliffs Natural Resources, Inc. (L)	13,900	783,960
Fortescue Metals Group, Ltd. (I)	101,798	422,721
Freeport-McMoRan Copper & Gold, Inc.	31,100	2,337,476
New Gold Incnew Gold Inc (I)	89,470	395,396
Newmont Mining Corp.	21,210	1,045,229
Red Back Mining, Inc. (I)	25,490	491,292
Rio Tinto PLC (I)	15,135	783,609
Rio Tinto PLC, SADR	5,950	1,236,410
Teck Resoucres, Ltd., Class B (I)	48,800	1,802,672
Vale SA (L)	47,480	1,322,793
Vedanta Resources PLC (I)	17,459	678,734
Xstrata PLC (I)	192,438	3,025,072

		20,184,834
Paper & Forest Products - 0.02%
Fibria Celulose SA, SADR (I)(L)	9,080	166,618

		39,067,194
Telecommunication Services - 0.68%
Diversified Telecommunication Services - 0.51%
AT&T, Inc.	35,600	883,236
Iridium Communications, Inc. (I)(L)	66,500	446,215
Koninklijke (Royal) KPN NV (I)	76,836	1,224,419
Qwest Communications International, Inc.	280,860	1,280,722

		3,834,592
Wireless Telecommunication Services - 0.17%
SBA Communications Corp. (I)	37,040	1,309,734

		5,144,326
Utilities - 0.36%
Electric Utilities - 0.36%
Cia Energetica de Minas Gerais, ADR	66,900	1,095,153
ITC Holdings Corp.	9,210	491,630
Northeast Utilities	45,200	1,157,120

		2,743,903

		2,743,903

TOTAL COMMON STOCKS (Cost $639,449,891)		$705,734,379

PREFERRED STOCKS - 0.19%
Consumer Discretionary - 0.19%
Automobiles - 0.19%
Porsche Automobil Holding SE (N)	13,000	652,933
Volkswagen AG (N)	9,800	797,710

		1,450,643

TOTAL PREFERRED STOCKS (Cost $1,629,452)		$1,450,643

INVESTMENT COMPANIES - 1.58%
Investment Companies - 1.58%
iShares Russell 1000 Index Fund (L)	72,700	4,436,154
SPDR S&P Midcap 400 ETF Trust (L)	32,700	4,381,473

The accompanying notes are an integral part of the financial statements.	40

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
Investment Companies (continued)
SPDR Trust Series 1	28,300	$3,134,508

		11,952,135

TOTAL INVESTMENT COMPANIES (Cost $9,612,093)		$11,952,135

SHORT-TERM INVESTMENTS - 16.48%
Repurchase Agreement - 4.64%
Bank of New York Tri-Party Repurchase
Agreement date 02/26/2010 at 0.12% to be
repurchased at $35,100,351 on 03/01/2010,
collateralized by $48,746,001 Federal
National Mortgage Association, 6.00% due
03/01/2037 (valued at $35,802,001,
including interest)	$35,100,000	35,100,000
Securities Lending Collateral - 11.84%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)(Y)	8,955,463	89,645,082

TOTAL SHORT-TERM INVESTMENTS (Cost $124,744,901)		$124,745,082

Total Investments (Alpha Opportunities Fund)
(Cost $775,436,337) - 111.46%		$843,882,239
Other assets and liabilities, net - (11.46%)		(86,764,452)

TOTAL NET ASSETS - 100.00%		$757,117,787

Alternative Asset Allocation Fund
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 89.20%
John Hancock Funds II (G) - 89.20%
Emerging Markets Value, Class NAV (DFA)	17,583	$180,053
Floating Rate Income, Class NAV (WAMCO)	19,135	181,210
Global Bond, Class NAV (PIMCO)	13,093	155,810
Global Real Estate, Class NAV (Deutsche)	37,723	239,917
High Income, Class NAV (MFC
Global U.S.) (A)	5,288	41,884
High Yield, Class NAV (WAMCO)	3,242	27,879
International Small
Cap, Class NAV (Templeton)	4,294	55,306
International Small
Company, Class NAV (DFA)	7,848	55,485
Natural Resources, Class NAV (Wellington)	4,169	81,135
Real Return Bond, Class NAV (PIMCO)	14,681	181,315
U.S. High Yield Bond, Class NAV
(Wells Capital)	3,366	41,875

		1,241,869

TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $953,313)		$1,241,869

Alternative Asset Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 8.49%
Unaffiliated Investment Companies - 8.49%
PowerShares DB Commodity Index
Tracking Fund	5,000	$118,150

		118,150

TOTAL INVESTMENT COMPANIES (Cost $108,406)		$118,150

Total Investments (Alternative Asset Allocation Fund)
(Cost $1,061,719) - 97.69%		$1,360,019
Other assets and liabilities, net - 2.31%		32,144

TOTAL NET ASSETS - 100.00%		$1,392,163

Blue Chip Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.33%
Consumer Discretionary - 17.43%
Auto Components - 0.06%
Johnson Controls, Inc.	35,900	$1,116,490
Diversified Consumer Services - 0.06%
Apollo Group, Inc., Class A (I)(L)	19,000	1,137,720
Hotels, Restaurants & Leisure - 3.68%
Carnival Corp.	246,100	8,849,756
Marriott International, Inc., Class A (L)	639,385	17,333,727
McDonald’s Corp.	261,000	16,664,850
Starbucks Corp. (I)	949,400	21,750,754
Wynn Macau, Ltd. (I)(L)	1,926,800	2,412,940
Wynn Resorts, Ltd.	46,800	2,975,076

		69,987,103
Internet & Catalog Retail - 4.85%
Amazon.com, Inc. (I)	594,311	70,366,422
Expedia, Inc. (L)	414,100	9,209,584
Priceline.com, Inc. (I)(L)	55,900	12,675,884

		92,251,890
Leisure Equipment & Products - 0.15%
Mattel, Inc.	126,100	2,772,939
Media - 3.23%
Discovery Communications, Inc., Series A (I)	100,800	3,139,920
Discovery Communications, Inc., Series C (I)	445,900	11,834,186
The McGraw-Hill Companies, Inc.	433,100	14,812,020
The Walt Disney Company	569,900	17,803,676
Time Warner, Inc.	475,333	13,803,670

		61,393,472
Multiline Retail - 1.60%
Dollar Tree, Inc. (I)	76,000	4,236,240
Kohl’s Corp. (I)(L)	487,770	26,251,781

		30,488,021
Specialty Retail - 3.19%
Bed Bath & Beyond, Inc. (I)	493,300	20,526,213
CarMax, Inc. (I)	63,100	1,273,989
Home Depot, Inc.	37,900	1,182,480
Lowe’s Companies, Inc.	728,600	17,275,106
O’Reilly Automotive, Inc. (I)(L)	218,700	8,594,910
The Gap, Inc.	185,100	3,979,650
The Sherwin-Williams Company	123,800	7,846,444

		60,678,792

The accompanying notes are an integral part of the financial statements.	41

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.61%
Coach, Inc. (L)	112,600	$4,103,144
NIKE, Inc., Class B	112,100	7,577,960

		11,681,104

		331,507,531
Consumer Staples - 2.25%
Beverages - 0.99%
PepsiCo, Inc.	300,766	18,788,852
The Coca-Cola Company	1,900	100,168

		18,889,020
Food & Staples Retailing - 0.27%
Costco Wholesale Corp.	17,900	1,091,363
CVS Caremark Corp.	91,532	3,089,205
Wal-Mart Stores, Inc.	18,636	1,007,649

		5,188,217
Food Products - 0.14%
General Mills, Inc.	35,900	2,585,159
Household Products - 0.85%
The Procter & Gamble Company	255,128	16,144,500

		42,806,896
Energy - 6.23%
Energy Equipment & Services - 3.85%
Cameron International Corp. (I)	298,800	12,289,644
FMC Technologies, Inc. (I)	128,900	7,240,313
Schlumberger, Ltd.	597,208	36,489,409
Smith International, Inc.	422,728	17,327,621

		73,346,987
Oil, Gas & Consumable Fuels - 2.38%
EOG Resources, Inc.	276,500	26,004,825
Exxon Mobil Corp.	1,862	121,030
Petroleo Brasileiro SA, SADR (L)	63,500	2,438,400
Southwestern Energy Company (I)	327,900	13,952,145
Suncor Energy, Inc.	95,000	2,746,450

		45,262,850

		118,609,837
Financials - 14.89%
Commercial Banks - 2.20%
PNC Financial Services Group, Inc.	55,200	2,967,552
U.S. Bancorp	569,000	14,003,090
Wells Fargo & Company	908,500	24,838,390

		41,809,032
Consumer Finance - 1.08%
American Express Company	538,848	20,578,605
Diversified Financial Services - 11.48%
Ameriprise Financial, Inc.	258,989	10,367,330
Bank of America Corp.	352,800	5,877,648
BlackRock, Inc. (L)	17,570	3,844,316
CME Group, Inc.	19,000	5,732,110
Credit Suisse Group AG (I)	29,100	1,295,575
Franklin Resources, Inc.	369,635	37,599,272
IntercontinentalExchange, Inc. (I)	146,250	15,691,163
Invesco, Ltd.	344,700	6,756,120
JPMorgan Chase & Company	805,200	33,794,244
Morgan Stanley	574,700	16,195,046
Northern Trust Corp. (L)	185,511	9,885,881
State Street Corp.	206,629	9,279,708
TD Ameritrade Holding Corp. (I)	135,100	2,362,899
The Bank of New York Mellon Corp.	35,739	1,019,276
The Charles Schwab Corp.	704,214	12,894,158

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
The Goldman Sachs Group, Inc.	292,724	$45,767,397

		218,362,143
Insurance - 0.13%
Prudential Financial, Inc.	47,500	2,489,475

		283,239,255
Health Care - 14.28%
Biotechnology - 3.46%
Amgen, Inc. (I)	7,400	418,914
Celgene Corp. (I)	461,700	27,480,384
Gilead Sciences, Inc. (I)	687,038	32,709,879
Vertex Pharmaceuticals, Inc. (I)	128,900	5,234,629

		65,843,806
Health Care Equipment & Supplies - 2.22%
Baxter International, Inc.	110,100	6,267,993
Covidien PLC	18,600	913,632
Intuitive Surgical, Inc. (I)(L)	44,850	15,569,229
Medtronic, Inc.	29,746	1,290,976
St. Jude Medical, Inc. (I)	177,764	6,794,140
Stryker Corp.	214,021	11,364,515

		42,200,485
Health Care Providers & Services - 5.95%
Cardinal Health, Inc.	18,700	635,239
Express Scripts, Inc. (I)	442,100	42,446,021
McKesson Corp.	285,100	16,863,665
Medco Health Solutions, Inc. (I)	817,300	51,686,052
WellPoint, Inc. (I)	23,928	1,480,425

		113,111,402
Health Care Technology - 0.36%
Cerner Corp. (I)(L)	83,900	6,959,505
Life Sciences Tools & Services - 0.05%
Life Technologies Corp. (I)	18,700	949,212
Pharmaceuticals - 2.24%
Allergan, Inc.	425,700	24,873,651
Shire PLC, ADR	98,600	6,361,672
Teva Pharmaceutical Industries, Ltd., SADR	190,000	11,401,900

		42,637,223

		271,701,633
Industrials - 8.66%
Aerospace & Defense - 2.01%
Goodrich Corp.	117,800	7,731,214
Precision Castparts Corp.	157,900	17,803,225
United Technologies Corp.	185,200	12,713,980

		38,248,419
Air Freight & Logistics - 0.42%
Expeditors International of Washington, Inc.	218,100	7,954,107
Electrical Equipment - 0.76%
Emerson Electric Company	41,900	1,983,546
First Solar, Inc. (I)(L)	6,900	730,710
Rockwell Automation, Inc. (L)	216,300	11,699,667

		14,413,923
Industrial Conglomerates - 1.50%
3M Company	272,800	21,864,920
McDermott International, Inc. (I)	294,500	6,729,325

		28,594,245
Machinery - 3.06%
Danaher Corp.	787,237	58,231,921

The accompanying notes are an integral part of the financial statements.	42

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail - 0.34%
Union Pacific Corp.	94,800	$6,386,676
Trading Companies & Distributors - 0.57%
Fastenal Company (L)	246,300	10,928,331
W.W. Grainger, Inc.	200	20,330

		10,948,661

		164,777,952
Information Technology - 31.76%
Communications Equipment - 3.90%
Cisco Systems, Inc. (I)	778,282	18,935,601
Juniper Networks, Inc. (I)	1,070,379	29,949,204
QUALCOMM, Inc.	690,223	25,324,282

		74,209,087
Computers & Peripherals - 8.04%
Apple, Inc. (I)	574,000	117,451,880
EMC Corp. (I)	416,800	7,289,832
Hewlett-Packard Company	180,400	9,162,516
International Business Machines Corp.	149,700	19,035,852

		152,940,080
Internet Software & Services - 6.72%
Akamai Technologies, Inc. (I)(L)	92,800	2,440,640
Baidu, Inc., SADR (I)(L)	15,600	8,091,408
eBay, Inc. (I)	75,962	1,748,645
Google, Inc., Class A (I)(L)	175,384	92,392,291
Tencent Holdings, Ltd. (I)	1,186,100	23,192,548

		127,865,532
IT Services - 4.61%
Accenture PLC, Class A	246,800	9,864,596
Automatic Data Processing, Inc.	118,767	4,941,895
Fiserv, Inc. (I)	225,900	10,895,157
MasterCard, Inc.	117,460	26,354,500
The Western Union Company	303,300	4,786,074
Visa, Inc., Class A (L)	361,400	30,820,192

		87,662,414
Semiconductors & Semiconductor Equipment - 4.63%
Altera Corp.	437,900	10,697,897
Broadcom Corp., Class A	509,500	15,957,540
Intel Corp.	419,600	8,614,388
Marvell Technology Group, Ltd. (I)	1,454,190	28,094,951
NVIDIA Corp. (I)	189,600	3,071,520
Xilinx, Inc.	838,975	21,670,724

		88,107,020
Software - 3.86%
Adobe Systems, Inc. (I)	69,225	2,398,646
Autodesk, Inc. (I)	170,500	4,753,540
Intuit, Inc. (I)	110,000	3,559,600
McAfee, Inc. (I)	408,100	16,197,489
Microsoft Corp.	1,576,566	45,184,382
Salesforce.com, Inc. (I)	18,600	1,263,870

		73,357,527

		604,141,660
Materials - 2.02%
Chemicals - 1.88%
Ecolab, Inc.	7,100	299,194
Monsanto Company	179,604	12,689,023
Praxair, Inc.	302,600	22,737,364

		35,725,581

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining - 0.14%
Freeport-McMoRan Copper & Gold, Inc.	36,400	$2,735,824

		38,461,405
Telecommunication Services - 1.81%
Wireless Telecommunication Services - 1.81%
American Tower Corp., Class A (I)	805,262	34,352,480

TOTAL COMMON STOCKS (Cost $1,497,812,525)		$1,889,598,649

SHORT-TERM INVESTMENTS - 10.42%
Short-Term Securities* - 0.68%
State Street Institutional US Government
Money Market Fund, 0.03489%	$953,649	953,649
T. Rowe Price Reserve Investment
Fund, 0.2018%	11,906,428	11,906,428

		12,860,077
Securities Lending Collateral - 9.74%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)*	18,521,507	185,402,134

TOTAL SHORT-TERM INVESTMENTS (Cost $198,248,582)		$198,262,211

Total Investments (Blue Chip Growth Fund)
(Cost $1,696,061,107) - 109.75%		$2,087,860,860
Other assets and liabilities, net - (9.75%)		(185,525,349)

TOTAL NET ASSETS - 100.00%		$1,902,335,511

Capital Appreciation Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.61%
Consumer Discretionary - 15.54%
Auto Components - 0.94%
Johnson Controls, Inc.	418,600	$13,018,460
Hotels, Restaurants & Leisure - 1.49%
Marriott International, Inc., Class A (L)	565,513	15,331,057
Starbucks Corp. (I)	230,700	5,285,337

		20,616,394
Internet & Catalog Retail - 3.48%
Amazon.com, Inc. (I)	407,900	48,295,360
Media - 2.16%
The Walt Disney Company	958,560	29,945,414
Multiline Retail - 1.96%
Dollar General Corp. (I)	229,560	5,484,188
Target Corp.	420,400	21,659,008

		27,143,196
Specialty Retail - 2.47%
Home Depot, Inc.	392,100	12,233,520
Staples, Inc.	441,500	11,373,040
Tiffany & Company (L)	238,711	10,596,381

		34,202,941
Textiles, Apparel & Luxury Goods - 3.04%
Coach, Inc.	301,890	11,000,872
NIKE, Inc., Class B (L)	459,442	31,058,279

		42,059,151

		215,280,916

The accompanying notes are an integral part of the financial statements.	43

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Staples - 4.87%
Food & Staples Retailing - 1.80%
Costco Wholesale Corp.	338,700	$20,650,539
Whole Foods Market, Inc. (I)	122,500	4,347,525

		24,998,064
Food Products - 1.50%
Unilever PLC (I)	706,600	20,735,136
Household Products - 1.36%
Colgate-Palmolive Company	226,800	18,810,792
Personal Products - 0.21%
Mead Johnson Nutrition Company	62,100	2,937,330

		67,481,322
Energy - 7.39%
Energy Equipment & Services - 2.99%
Schlumberger, Ltd.	678,594	41,462,093
Oil, Gas & Consumable Fuels - 4.40%
Apache Corp.	132,800	13,763,392
Occidental Petroleum Corp.	435,700	34,790,645
Southwestern Energy Company (I)	292,400	12,441,620

		60,995,657

		102,457,750
Financials - 6.92%
Diversified Financial Services - 6.92%
Bank of America Corp.	889,200	14,814,072
JPMorgan Chase & Company	324,800	13,631,856
Morgan Stanley	498,100	14,036,458
The Charles Schwab Corp.	1,111,831	20,357,626
The Goldman Sachs Group, Inc.	211,510	33,069,589

		95,909,601

		95,909,601
Health Care - 19.11%
Biotechnology - 4.61%
Celgene Corp. (I)	382,500	22,766,400
Gilead Sciences, Inc. (I)	669,972	31,897,367
Vertex Pharmaceuticals, Inc. (I)	227,500	9,238,775

		63,902,542
Health Care Equipment & Supplies - 3.72%
Alcon, Inc.	138,969	22,196,129
Baxter International, Inc.	514,500	29,290,485

		51,486,614
Health Care Providers & Services - 3.52%
Express Scripts, Inc. (I)	124,600	11,962,846
Medco Health Solutions, Inc. (I)	581,400	36,767,736

		48,730,582
Life Sciences Tools & Services - 0.57%
Illumina, Inc. (I)(L)	218,000	7,917,760
Pharmaceuticals - 6.69%
Abbott Laboratories	309,400	16,794,232
Mylan, Inc. (I)(L)	526,100	11,226,974
Novartis AG (L)	127,000	7,025,640
Roche Holding AG (L)	322,800	13,463,988
Shire PLC, ADR (L)	259,870	16,766,812
Teva Pharmaceutical Industries, Ltd., SADR	458,300	27,502,583

		92,780,229

		264,817,727

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials - 5.11%
Aerospace & Defense - 3.06%
Boeing Company	133,900	$8,457,124
Precision Castparts Corp.	168,460	18,993,865
United Technologies Corp.	217,230	14,912,840

		42,363,829
Machinery - 0.88%
Cummins, Inc.	215,480	12,234,954
Road & Rail - 1.17%
Union Pacific Corp.	241,400	16,263,118

		70,861,901
Information Technology - 36.27%
Communications Equipment - 6.26%
Cisco Systems, Inc. (I)	1,236,530	30,084,775
Juniper Networks, Inc. (I)	795,900	22,269,282
QUALCOMM, Inc.	937,300	34,389,537

		86,743,594
Computers & Peripherals - 9.16%
Apple, Inc. (I)	313,476	64,143,459
Hewlett-Packard Company	755,000	38,346,450
NetApp, Inc. (I)	813,500	24,413,135

		126,903,044
Electronic Equipment, Instruments & Components - 0.40%
Agilent Technologies, Inc. (I)	177,845	5,595,004
Internet Software & Services - 5.49%
Baidu, Inc., SADR (I)(L)	22,745	11,797,377
Google, Inc., Class A (I)	103,030	54,276,204
Tencent Holdings, Ltd. (I)	509,400	9,960,614

		76,034,195
IT Services - 5.54%
Infosys Technologies, Ltd., ADR	40,200	2,287,380
MasterCard, Inc. (L)	164,100	36,819,117
Visa, Inc., Class A (L)	440,700	37,582,896

		76,689,393
Semiconductors & Semiconductor Equipment - 1.65%
Cree, Inc. (I)	127,800	8,668,674
Intel Corp.	692,300	14,212,919

		22,881,593
Software - 7.77%
Adobe Systems, Inc. (I)	942,215	32,647,750
Microsoft Corp.	1,791,741	51,351,297
Salesforce.com, Inc. (I)	261,640	17,778,438
VMware, Inc., Class A (I)(L)	120,000	5,941,200

		107,718,685

		502,565,508
Materials - 1.40%
Chemicals - 1.40%
Monsanto Company	90,800	6,415,020
Praxair, Inc.	172,900	12,991,705

		19,406,725

		19,406,725

TOTAL COMMON STOCKS (Cost $1,080,847,467)		$1,338,781,450

SHORT-TERM INVESTMENTS - 15.71%
Short-Term Securities* - 3.64%
State Street Institutional Investment Treasury
Money Market Fund, 0.000%	$50,540,883	50,540,883

The accompanying notes are an integral part of the financial statements.	44

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Short-Term Securities* (continued)
Securities Lending Collateral - 12.07%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)*	$16,705,883	$167,227,555

TOTAL SHORT-TERM INVESTMENTS (Cost $217,742,070)		$217,768,438

Total Investments (Capital Appreciation Fund)
(Cost $1,298,589,537) - 112.32%		$1,556,549,888
Other assets and liabilities, net - (12.32%)		(170,754,270)

TOTAL NET ASSETS - 100.00%		$1,385,795,618

Core Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 57.71%
Federal Home Loan Mortgage Corp. - 5.54%
5.000%, TBA (B)	$500,000	$519,727
5.500%, 01/01/2018 to 12/01/2037	15,689,553	16,760,739
5.607%, 07/01/2038 (P)	1,225,187	1,291,807
5.653%, 10/01/2038 (P)	301,469	316,456
5.682%, 03/01/2036 (P)	36,009	37,967
5.710%, 03/01/2036 (P)	208,116	219,432
5.723%, 02/01/2037 (P)	430,255	453,651
5.809%, 11/01/2038 (P)	9,113	9,609
5.830%, 11/01/2036 (P)	652,940	688,444
5.861%, 09/01/2038 (P)	27,367	28,855
5.915%, 03/01/2037 (P)	455,149	479,898
5.953%, 01/01/2037 (P)	52,987	55,868
5.954%, 11/01/2037 (P)	107,738	113,353
5.957%, 03/01/2038 (P)	2,180,282	2,298,835
6.000%, 10/01/2019 to 03/01/2034	534,937	580,237
6.124%, 04/01/2037 (P)	632,721	667,125
6.141%, 06/01/2037 (P)	164,157	173,083
6.161%, 08/01/2037 (P)	408,359	430,322
6.500%, 07/01/2034	540,364	590,544

		25,715,952
Federal National Mortgage Association - 30.59%
4.500%, TBA (B)	16,200,000	16,382,296
4.500%, 02/01/2040	10,048,381	10,187,724
5.000%, TBA (B)	25,600,000	26,537,374
5.471%, 09/01/2037 (P)	317,703	334,978
5.498%, 05/01/2038 (P)	3,096,280	3,264,640
5.500%, 01/01/2019 to 09/01/2036 (C)	54,546,348	58,369,398
5.571%, 05/01/2037 (P)	428,430	451,726
5.610%, 01/01/2037 (P)	660,548	696,465
5.645%, 09/01/2037 (P)	364,730	384,117
5.661%, 05/01/2037 (P)	232,306	244,938
5.669%, 02/01/2039 (P)	786,592	827,169
5.712%, 05/01/2037 (P)	314,988	332,116
5.801%, 08/01/2037 (P)	733,191	773,058
5.814%, 03/01/2037 (P)	569,875	600,862
5.821%, 11/01/2037 (P)	449,486	473,927
5.869%, 03/01/2037 (P)	648,015	683,250
5.871%, 04/01/2037 to 12/01/2037 (P)	1,959,321	2,065,859
5.888%, 03/01/2037 (P)	241,406	254,532
5.891%, 02/01/2037 (P)	212,007	223,535
5.907%, 10/01/2037 (P)	400,679	422,466
5.912%, 04/01/2037 to 09/01/2037 (P)	695,978	733,822
5.919%, 01/01/2037 (P)	299,127	315,392

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
5.926%, 03/01/2037 (P)	$284,110	$299,558
5.943%, 07/01/2037 (P)	521,994	550,378
5.945%, 07/01/2037 (P)	529,886	558,698
5.948%, 05/01/2037 (P)	238,460	251,426
5.966%, 07/01/2037 (P)	278,282	293,414
5.969%, 04/01/2037 (P)	254,050	267,864
5.970%, 07/01/2037 (P)	578,517	609,974
6.000%, 10/01/2019 to 04/01/2036	8,990,025	9,719,939
6.009%, 01/01/2037 (P)	241,432	254,560
6.013%, 10/01/2037 (P)	312,754	329,760
6.014%, 10/01/2037 (P)	165,487	174,486
6.025%, 11/01/2037 (P)	254,850	268,707
6.067%, 09/01/2037 (P)	156,226	164,721
6.106%, 12/01/2036 (P)	184,256	194,275
6.252%, 09/01/2037 (P)	456,270	481,080
6.273%, 09/01/2037 (P)	140,478	150,016
6.280%, 10/01/2036 (P)	275,727	290,720
7.000%, 06/01/2035 to 01/01/2039	2,370,606	2,560,758

		141,979,978
Government National Mortgage Association - 3.63%
4.500%, TBA (B)	15,500,000	15,701,327
6.500%, 12/15/2032	1,057,292	1,162,595

		16,863,922
U.S. Treasury Bonds - 2.71%
3.500%, 02/15/2039	2,615,000	2,181,891
4.250%, 05/15/2039	1,921,000	1,834,555
4.375%, 11/15/2039	2,756,000	2,686,240
5.375%, 02/15/2031	5,186,000	5,865,853

		12,568,539
U.S. Treasury Notes - 15.24%
0.750%, 11/30/2011	10,000	10,014
0.875%, 04/30/2011 to 01/31/2012	10,969,000	11,029,811
1.000%, 07/31/2011 to 12/31/2011	1,298,000	1,306,233
1.125%, 12/15/2012	924,000	921,329
1.375%, 10/15/2012 to 02/15/2013	12,418,000	12,444,326
2.125%, 11/30/2014	2,392,000	2,388,264
2.250%, 01/31/2015	9,517,000	9,519,969
2.375%, 02/28/2015	4,953,000	4,974,298
2.625%, 12/31/2014	1,613,000	1,644,126
2.750%, 11/30/2016	515,000	507,959
3.125%, 05/15/2019	16,198,000	15,688,016
3.375%, 11/15/2019	1,111,000	1,091,644
3.625%, 08/15/2019 to 02/15/2020	9,179,000	9,215,303

		70,741,292

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $265,383,201)		$267,869,683

FOREIGN GOVERNMENT
OBLIGATIONS - 2.01%
Brazil - 0.05%
Brazilian Government International Bond
5.625%, 01/07/2041	270,000	251,775
Canada - 0.34%
Province of Ontario
4.100%, 06/16/2014	1,500,000	1,594,352
Hungary - 0.22%
Republic of Hungary
6.250%, 01/29/2020	995,000	1,017,555

The accompanying notes are an integral part of the financial statements.	45

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Korea - 0.26%
Republic of Korea
7.125%, 04/16/2019	$1,010,000	$1,182,285
Qatar - 0.30%
Government of Qatar
4.000%, 01/20/2015 (S)	335,000	338,350
5.250%, 01/20/2020 (S)	535,000	543,025
6.400%, 01/20/2040 (S)	515,000	518,863

		1,400,238
South Korea - 0.22%
Korea Development Bank
4.375%, 08/10/2015	1,010,000	1,023,732
Sweden - 0.41%
Svensk Exportkredit AB
3.250%, 09/16/2014	1,876,000	1,920,324
Venezuela - 0.21%
Banco Nacional De Desenvolvimento
Economico e Social
5.500%, 07/12/2020 (S)	970,000	953,025

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $9,098,076)		$9,343,286

CORPORATE BONDS - 22.50%
Banks - 2.42%
Achmea Hypotheekbank NV
3.200%, 11/03/2014 (S)	2,000,000	2,039,732
Barclays Bank PLC
5.000%, 09/22/2016	925,000	944,368
5.125%, 01/08/2020	600,000	589,132
Commonwealth Bank of Australia
3.750%, 10/15/2014 (S)	810,000	820,507
5.000%, 10/15/2019 (S)	810,000	813,456
NIBC Bank NV
2.800%, 12/02/2014 (S)	1,375,000	1,374,967
Nordea Bank AB
2.500%, 11/13/2012 (S)	790,000	796,857
3.700%, 11/13/2014 (S)	920,000	929,735
US Bank NA, MTN
5.920%, 05/25/2012	903,973	941,334
Westpac Banking Corp.
2.250%, 11/19/2012	1,370,000	1,376,954
4.875%, 11/19/2019	595,000	587,355

		11,214,397
Beverages - 0.81%
Anheuser-Busch InBev Worldwide, Inc.
4.125%, 01/15/2015 (S)	1,480,000	1,524,812
7.750%, 01/15/2019 (S)	1,015,000	1,221,747
PepsiCo, Inc.
5.500%, 01/15/2040	990,000	1,004,699

		3,751,258
Biotechnology - 0.41%
Amgen, Inc.
6.400%, 02/01/2039	585,000	648,901
Life Technologies Corp.
4.400%, 03/01/2015	450,000	455,563
6.000%, 03/01/2020	795,000	819,656

		1,924,120
Chemicals - 0.69%
The Dow Chemical Company
4.850%, 08/15/2012	955,000	1,016,552
5.900%, 02/15/2015	500,000	541,335

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Chemicals (continued)
The Dow Chemical Company (continued)
8.550%, 05/15/2019	$1,380,000	$1,668,300

		3,226,187
Commercial Services - 0.44%
Hutchison Whampoa International, Ltd.
4.625%, 09/11/2015 (S)	2,005,000	2,062,219
Computers - 0.17%
Hewlett-Packard Company
4.750%, 06/02/2014	709,000	768,706
Diversified Financial Services - 4.83%
American Express Company
7.250%, 05/20/2014	685,000	780,916
Bank of America Corp.
5.750%, 12/01/2017	260,000	263,290
6.000%, 09/01/2017	590,000	607,714
7.375%, 05/15/2014	870,000	978,280
7.625%, 06/01/2019	505,000	571,081
Bear Stearns Companies, Inc.
6.950%, 08/10/2012	460,000	512,319
BP Capital Markets PLC
3.875%, 03/10/2015	965,000	1,008,505
Capital One Bank USA NA
8.800%, 07/15/2019	795,000	955,336
Citigroup Funding, Inc.
1.875%, 10/22/2012	1,735,000	1,750,795
Citigroup, Inc.
6.125%, 05/15/2018	745,000	747,507
6.375%, 08/12/2014	875,000	928,636
Credit Suisse AG
5.400%, 01/14/2020	915,000	918,988
Credit Suisse New York
5.300%, 08/13/2019	635,000	650,519
6.000%, 02/15/2018	770,000	808,906
HSBC Holdings PLC
6.800%, 06/01/2038	545,000	581,433
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,035,000	1,112,573
JPMorgan Chase Capital XXV
6.800%, 10/01/2037	870,000	850,880
Lazard Group LLC
6.850%, 06/15/2017	1,255,000	1,274,662
7.125%, 05/15/2015	1,275,000	1,356,538
Morgan Stanley
4.100%, 01/26/2015	991,000	989,348
5.500%, 01/26/2020	1,250,000	1,224,534
5.950%, 12/28/2017	475,000	489,588
7.250%, 04/01/2032	400,000	448,558
Private Export Funding Corp.
3.050%, 10/15/2014	355,000	358,041
The Goldman Sachs Capital II
5.793%, 12/29/2049 (P)	1,330,000	1,060,675
The Goldman Sachs Group, Inc.
6.750%, 10/01/2037	803,000	778,561
7.500%, 02/15/2019	375,000	429,186

		22,437,369
Electric - 2.08%
Dominion Resources, Inc.
8.875%, 01/15/2019	1,790,000	2,282,760
DPL, Inc.
6.875%, 09/01/2011	1,060,000	1,141,162
Duke Energy Corp.
6.300%, 02/01/2014	785,000	876,124

The accompanying notes are an integral part of the financial statements.	46

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electric (continued)
EDF SA
5.600%, 01/27/2040 (S)	$580,000	$567,611
Enel Finance International SA
6.000%, 10/07/2039 (S)	650,000	629,862
Exelon Generation Company LLC
5.200%, 10/01/2019	240,000	244,284
6.250%, 10/01/2039	250,000	255,786
FirstEnergy Solutions Corp.
4.800%, 02/15/2015	290,000	302,396
Firstenergy Solutions Corp.
6.050%, 08/15/2021	885,000	912,031
6.800%, 08/15/2039	375,000	383,188
Nevada Power Company
8.250%, 06/01/2011	1,425,000	1,541,873
Progress Energy, Inc.
6.850%, 04/15/2012	475,000	522,852

		9,659,929
Food - 0.21%
Kraft Foods, Inc.
6.500%, 02/09/2040	925,000	968,998
Healthcare Products - 0.12%
CareFusion Corp.
4.125%, 08/01/2012	520,000	540,157
Healthcare Services - 0.41%
Coventry Health Care, Inc.
5.950%, 03/15/2017	880,000	833,765
UnitedHealth Group, Inc.
6.875%, 02/15/2038	955,000	1,049,553

		1,883,318
Insurance - 0.11%
Liberty Mutual Group, Inc.
7.500%, 08/15/2036 (S)	548,000	522,048
Media - 0.98%
British Sky Broadcasting Group PLC
9.500%, 11/15/2018 (S)	620,000	804,942
Comcast Cable Communications
Holdings, Inc.
8.375%, 03/15/2013	934,000	1,084,372
Comcast Corp.
5.150%, 03/01/2020	800,000	807,278
6.400%, 03/01/2040	550,000	559,611
Grupo Televisa SA
6.625%, 01/15/2040 (S)	800,000	786,232
Thomson Reuters Corp.
5.950%, 07/15/2013	460,000	512,481

		4,554,916
Mining - 0.54%
Rio Tinto Finance USA, Ltd.
5.875%, 07/15/2013	760,000	835,816
9.000%, 05/01/2019	670,000	868,252
Vale Overseas, Ltd.
6.875%, 11/10/2039	810,000	825,003

		2,529,071
Oil & Gas - 2.16%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	335,000	351,216
8.700%, 03/15/2019	826,000	1,038,398
Cenovus Energy, Inc.
5.700%, 10/15/2019 (S)	465,000	490,564
Husky Energy, Inc.
5.900%, 06/15/2014	455,000	498,951

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Husky Energy, Inc. (continued)
7.250%, 12/15/2019	$780,000	$909,601
Petrobras International Finance Company
6.875%, 01/20/2040	510,000	519,481
7.875%, 03/15/2019	940,000	1,082,552
Ras Laffan Liquefied Natural Gas
Company, Ltd. III
4.500%, 09/30/2012 (S)	595,000	620,085
5.500%, 09/30/2014 (S)	945,000	996,975
Shell International Finance BV
4.000%, 03/21/2014	645,000	682,217
Suncor Energy, Inc.
6.500%, 06/15/2038	645,000	684,009
Total Capital SA
3.125%, 10/02/2015	1,070,000	1,071,180
Valero Energy Corp.
9.375%, 03/15/2019	605,000	726,886
XTO Energy, Inc.
6.750%, 08/01/2037	300,000	353,709

		10,025,824
Pharmaceuticals - 0.26%
Pfizer, Inc.
5.350%, 03/15/2015	1,065,000	1,183,869
Pipelines - 1.02%
Energy Transfer Partners LP
8.500%, 04/15/2014	470,000	550,096
9.000%, 04/15/2019	855,000	1,051,993
Kinder Morgan, Inc.
6.500%, 09/01/2012	1,950,000	2,042,625
Williams Partners LP
3.800%, 02/15/2015 (S)	405,000	409,131
6.300%, 04/15/2040 (S)	660,000	659,942

		4,713,787
Real Estate - 1.20%
Digital Realty Trust LP
5.875%, 02/01/2020 (S)	495,000	489,444
HCP, Inc.
5.650%, 12/15/2013	915,000	942,811
6.000%, 01/30/2017	185,000	179,419
6.300%, 09/15/2016	280,000	281,072
6.700%, 01/30/2018	315,000	316,220
Mack-Cali Realty Corp.
7.750%, 08/15/2019	295,000	325,984
WEA Finance LLC
5.400%, 10/01/2012 (S)	716,000	764,438
6.750%, 09/02/2019 (S)	375,000	402,065
7.125%, 04/15/2018 (S)	1,130,000	1,240,070
7.500%, 06/02/2014 (S)	555,000	626,829

		5,568,352
Republic of Venezuela - 0.40%
Societe Financement de l’Economie Francaise
2.875%, 09/22/2014 (S)	1,825,000	1,853,238
Software - 0.26%
Adobe Systems, Inc.
3.250%, 02/01/2015	545,000	549,431
4.750%, 02/01/2020	665,000	660,821

		1,210,252
Telecommunications - 2.54%
America Movil SAB de CV
5.000%, 10/16/2019 (S)	1,273,000	1,258,298

The accompanying notes are an integral part of the financial statements.	47

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
British Telecommunications PLC
9.625%, 12/15/2030	$295,000	$374,419
Cisco Systems, Inc.
4.450%, 01/15/2020	1,205,000	1,203,989
5.500%, 01/15/2040	1,095,000	1,062,140
France Telecom SA
7.750%, 03/01/2011	530,000	565,498
Qwest Corp.
7.500%, 10/01/2014	1,050,000	1,118,250
Rogers Cable, Inc.
5.500%, 03/15/2014	190,000	206,238
Rogers Wireless, Inc.
6.375%, 03/01/2014	1,450,000	1,625,211
Telefonica Emisiones SAU
5.984%, 06/20/2011	640,000	675,725
Verizon Wireless Capital LLC
3.750%, 05/20/2011	1,250,000	1,291,111
7.375%, 11/15/2013	1,535,000	1,781,813
8.500%, 11/15/2018	505,000	636,024

		11,798,716
Tobacco - 0.44%
Altria Group, Inc.
9.700%, 11/10/2018	1,310,000	1,647,410
10.200%, 02/06/2039	280,000	378,944

		2,026,354

TOTAL CORPORATE BONDS (Cost $99,994,904)		$104,423,085

MUNICIPAL BONDS - 0.51%
California - 0.29%
Los Angeles Unified School District
6.758%, 07/01/2034	625,000	652,169
State of California
7.300%, 10/01/2039	725,000	692,984

		1,345,153
Nevada - 0.14%
County of Clark
6.820%, 07/01/2045	630,000	646,178
Texas - 0.08%
North Texas Tollway Authority
6.718%, 01/01/2049	335,000	361,609

TOTAL MUNICIPAL BONDS (Cost $2,334,768)		$2,352,940

COLLATERALIZED MORTGAGE
OBLIGATIONS - 21.82%
Asset Securitization Corp.,
Series 1996-D3, Class A2
7.776%, 10/13/2026 (P)	579,000	613,713
Banc of America Commercial Mortgage, Inc.
Series 2005-4, Class A5A,
4.933%, 07/10/2045	274,000	273,268
Series 2005-6, Class A4,
5.178%, 09/10/2047 (P)	235,000	242,208
Series 2006-1, Class A4,
5.372%, 09/10/2045 (P)	463,000	470,925
Series 2006-5, Class A4,
5.414%, 09/10/2047	495,000	487,281
Series 2002-PB2, Class B,
6.309%, 06/11/2035	143,000	150,451
Series 2002-2, Class E,
7.634%, 09/15/2032 (P)	208,000	207,497

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Commercial Mortgage
Securities, Inc.
Series 2003-T12, Class A3,
4.240%, 08/13/2039 (P)	$91,422	$92,619
Series 2002-PBW1, Class A2,
4.720%, 11/11/2035 (P)	246,000	255,495
Series 2005-PWR9, Class AAB,
4.804%, 09/11/2042	347,000	359,521
Series 2002-TOP8, Class A2,
4.830%, 08/15/2038	730,000	760,810
Series 2004-PWR4, Class A2,
5.286%, 06/11/2041 (P)	408,357	424,110
Series 2005-PW10, Class A4,
5.405%, 12/11/2040 (P)	1,175,000	1,207,908
Series 2004-PWR4, Class A3,
5.468%, 06/11/2041 (P)	208,000	215,544
Series 2001-TOP4, Class A3,
5.610%, 11/15/2033	532,000	553,736
Series 2002-TOP6, Class A2,
6.460%, 10/15/2036	1,274,000	1,356,569
Commercial Mortgage Asset Trust
6.975%, 01/17/2032 (P)	1,240,000	1,350,443
Commercial Mortgage Pass
Through Certificates
Series 2004-LB2A, Class A4,
4.715%, 03/10/2039	441,000	448,935
Series 2004-LB3A, Class A5,
5.314%, 07/10/2037 (P)	500,000	513,432
Series 2001-J2A, Class A2,
6.096%, 07/16/2034 (S)	945,000	987,715
Credit Suisse First Boston Mortgage Securities
Corp., Series 2005-C1, Class A4
5.014%, 02/15/2038 (P)	511,000	521,296
CS First Boston Mortgage Securities Corp.
Series 2002-CKS4, Class A4,
4.485%, 11/15/2036	14,276	14,523
Series 2003-CPN1, Class A2,
4.597%, 03/15/2035	131,000	135,180
Series 2003-CK2, Class A4,
4.801%, 03/15/2036	180,000	187,349
Series 2005-C1, Class A3,
4.813%, 02/15/2038	107,000	107,493
Series 2005-C2, Class A4,
4.832%, 04/15/2037	318,000	319,514
Series 2002-CP5, Class A2,
4.940%, 12/15/2035	616,000	643,234
Series 2005-C5, Class A4,
5.100%, 08/15/2038 (P)	350,000	358,007
Series 2002-CKS4, Class A2,
5.183%, 11/15/2036	1,017,000	1,066,175
Series 2001-CKN5, Class A4,
5.435%, 09/15/2034	170,568	176,450
Series 2002-CKN2, Class A3,
6.133%, 04/15/2037	138,000	146,296
Federal Home Loan Mortgage Corp.
Series 2727, Class PW,
3.570%, 06/15/2029	75,690	77,105
Series 3465, Class HA,
4.000%, 07/15/2017	427,856	445,843
Series 2003-2676, Class CY,
4.000%, 09/15/2018	282,000	292,064
Series 2004-2765, Class CT,
4.000%, 03/15/2019	193,000	199,833
Series 2004-2875, Class HB,
4.000%, 10/15/2019	202,000	206,972

The accompanying notes are an integral part of the financial statements.	48

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 2004-2790, Class TN,
4.000%, 05/15/2024	$408,000	$413,655
Series KOO4, Class A2,
4.186%, 08/25/2019	629,000	630,761
Series 2007-3372, Class BD,
4.500%, 10/15/2022	339,000	359,655
Series 2985, Class JR,
4.500%, 06/15/2025	257,000	271,028
Series 2005-3008, Class JM,
4.500%, 07/15/2025	302,000	314,353
Series 2003-2690, Class TV,
4.500%, 11/15/2025	217,000	228,872
Series 3234, Class MC,
4.500%, 10/15/2036	546,000	542,875
Series 2009-K003, Class AAB,
4.768%, 05/25/2018	648,000	689,665
Series 2003-2590, Class NU,
5.000%, 06/15/2017	381,000	395,279
Series 2590, Class BY,
5.000%, 03/15/2018	73,000	78,479
Series 3289, Class PC,
5.000%, 12/15/2032	926,000	980,070
Series 2899, Class PD,
5.000%, 04/15/2033	1,010,000	1,074,449
Series 3128, Class BE,
5.000%, 05/15/2033	1,084,000	1,152,165
Series 2888, Class CG,
5.000%, 08/15/2033	1,328,000	1,412,545
Series 2934, Class CI,
5.000%, 01/15/2034	566,000	602,999
Series 3099, Class OG,
5.000%, 06/15/2034	1,557,000	1,654,726
Series 2005-3028, Class PG,
5.500%, 09/15/2035	170,079	182,798
Series 2005-3035, Class PA,
5.500%, 09/15/2035	213,832	231,415
Series 3325, Class JL,
5.500%, 06/15/2037	481,584	513,243
Federal National Mortgage Association
Series 2010-M1, Class A1,
3.305%, 06/25/2019	239,000	240,194
Series 2003-108, Class BE,
4.000%, 11/25/2018	333,000	346,789
Series 2003-125, Class AY,
4.000%, 12/25/2018	82,000	85,052
Series 2004-3, Class HT,
4.000%, 02/25/2019	111,000	115,084
Series 2004-80, Class LE,
4.000%, 11/25/2019	1,528,000	1,560,829
Series 2009-M2, Class A3,
4.001%, 01/25/2019	1,147,000	1,142,419
Series 2009-M1, Class A2,
4.287%, 07/25/2019	1,731,000	1,747,292
Series 2010-M1, Class A2,
4.450%, 09/25/2019	371,000	372,833
Series 2002-94, Class HQ,
4.500%, 01/25/2018	280,000	296,751
Series 2004-81, Class KE,
4.500%, 11/25/2019	150,000	158,189
Series 2007-113, Class DB,
4.500%, 12/25/2022	340,000	354,294
Series 2003-3, Class HJ,
5.000%, 02/25/2018	324,000	349,275

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage
Association (continued)
Series 2009-78, Class J,
5.000%, 09/25/2019	$1,574,771	$1,674,584
Series 2008-66, Class B,
5.000%, 08/25/2023	83,000	89,080
Series 2005-30, Class UE,
5.000%, 01/25/2034	643,000	683,061
Series 2005-16, Class PE,
5.000%, 03/25/2034	1,610,000	1,715,507
Series 2009-71, Class XB,
5.000%, 03/25/2038	830,000	875,761
Series 2004-60, Class PA,
5.500%, 04/25/2034	208,990	223,665
Series 2005-58, Class MA,
5.500%, 07/25/2035	172,508	187,194
Series 2007-77, Class MH,
6.000%, 12/25/2036	7,000,758	7,440,514
Series 2001-81, Class HE,
6.500%, 01/25/2032	6,214,184	6,853,497
FHLMC Multifamily Structured Pass
Through Certificates
Series K005, Class A1,
3.484%, 04/25/2019	246,000	248,657
Series K005, Class A2,
4.317%, 11/25/2019	1,209,000	1,212,990
First Horizon Alternative Mortgage Securities,
Series 2006-FA6, Class 2A10
6.000%, 11/25/2036	3,589	3,533
First Union National Bank
Commercial Mortgage
Series 2002-C1, Class A2,
6.141%, 02/12/2034	257,159	271,404
Series 2001-C4, Class B,
6.417%, 12/12/2033	188,000	192,542
GE Capital Commercial Mortgage Corp.
Series 2005-C4, Class A4,
5.339%, 11/10/2045 (P)	2,181,000	2,252,049
Series 2001-3, Class A1,
5.560%, 06/10/2038	156,063	159,148
Series 2001-2, Class A3,
6.030%, 08/11/2033	27,293	27,536
Series 2002-1A, Class A3,
6.269%, 12/10/2035	252,000	267,722
GMAC Commercial Mortgage Securities, Inc.
Series 2002-C3, Class A2,
4.930%, 07/10/2039	197,000	206,199
Series 2003-C3, Class A4,
5.023%, 04/10/2040	428,000	448,559
Series 2004-C2, Class A4,
5.301%, 08/10/2038 (P)	409,000	420,926
Series 2003-C2, Class A2,
5.485%, 05/10/2040 (P)	193,000	205,298
Series 2001-C2, Class B,
6.790%, 04/15/2034	128,000	134,261
Series 2000-C2, Class A2,
7.455%, 08/16/2033 (P)	20,105	20,249
Government National Mortgage Association,
Series 2006-37, Class JG
5.000%, 07/20/2036	254,000	267,229
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class A2,
5.117%, 04/10/2037	745,000	757,313
Series 2004-GG1, Class A6,
5.135%, 06/10/2036 (P)	322,000	333,004

The accompanying notes are an integral part of the financial statements.	49

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Greenwich Capital Commercial Funding
Corp. (continued)
Series 2005-GG5, Class AAB,
5.190%, 04/10/2037 (P)	$642,000	$670,258
Series 2005-GG5, Class A5,
5.224%, 04/10/2037 (P)	1,694,000	1,699,968
Series 2006-GG7, Class A4,
5.883%, 07/10/2038 (P)	1,223,000	1,212,465
GS Mortgage Securities Corp II
Series 2004-C1, Class A2,
4.319%, 10/10/2028	516,950	522,485
Series 2001-GL3A, Class A2,
6.449%, 08/05/2018 (P)(S)	1,795,000	1,920,556
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	346,000	350,917
Series 2008-C2, Class A1,
5.017%, 02/12/2051	32,824	33,600
Series 2002-CIB5, Class A2,
5.161%, 10/12/2037	149,000	156,397
Series 2007-LDPX, Class A2S,
5.305%, 01/15/2049	2,133,000	2,106,823
Series 2003-PM1A, Class A4,
5.326%, 08/12/2040 (P)	1,000,000	1,048,337
Series 2004-CB9, Class A4,
5.376%, 06/12/2041 (P)	433,000	444,289
Series 2006-CB14, Class A4,
5.481%, 12/12/2044 (P)	581,000	588,815
Series 2009-IWST, Class A2,
5.633%, 12/05/2027 (S)	953,000	999,398
Series 2007-C1, Class A4,
5.716%, 02/15/2051	778,000	682,061
Series 2007-CB19, Class A2,
5.747%, 02/12/2049 (P)	189,000	198,021
Series 2006-LDP7, Class A2,
5.860%, 04/15/2045 (P)	398,000	410,939
Series 2002-CIB4, Class A3,
6.162%, 05/12/2034	1,526,000	1,619,408
Series 2001-CIBC, Class A3,
6.260%, 03/15/2033	179,340	184,122
Series 2001-CIB3, Class A3,
6.465%, 11/15/2035	876,000	924,662
JPMorgan Commercial Mortgage
Finance Corp.
Series 2000-C10, Class A2,
7.371%, 08/15/2032 (P)	31,891	31,892
Series 2000-C10, Class C,
7.642%, 08/15/2032 (P)	243,000	243,241
JPMorgan Chase Commercial Mortgage
Securities Corp.,
Series 2006-LDP9, Class A3
5.336%, 05/15/2047	604,000	560,388
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A4,
4.166%, 05/15/2032	248,000	254,456
Series 2002-C4, Class A4,
4.563%, 09/15/2026	258,914	266,144
Series 2004-C7, Class A5,
4.628%, 10/15/2029	232,000	234,803
Series 2002-C4, Class A5,
4.853%, 09/15/2031	516,000	539,463
Series 2003-C8, Class A4,
5.124%, 11/15/2032 (P)	164,000	172,016

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
LB-UBS Commercial Mortgage
Trust (continued)
Series 2007-C1, Class A2,
5.318%, 02/15/2040	$647,000	$667,200
Series 2006-C6, Class A4,
5.372%, 09/15/2039	622,000	627,332
Series 2007-C1, Class A3,
5.398%, 02/15/2040	451,000	462,129
Series 2007-C1, Class AAB,
5.403%, 02/15/2040	114,000	114,246
Series 2002-C2, Class A4,
5.594%, 06/15/2031	842,000	891,699
Series 2006-C4, Class A4,
5.882%, 06/15/2038 (P)	814,000	815,283
Series 2008-C1, Class A2,
6.155%, 04/15/2041 (P)	190,000	197,071
Series 2001-C2, Class A2,
6.653%, 11/15/2027	162,845	169,132
Merrill Lynch Mortgage Trust,
Series 2005-CIP1, Class A3A
4.949%, 07/12/2038 (P)	338,000	340,179
Morgan Stanley Capital I
4.070%, 05/15/2040	122,000	124,293
Series 2005-T17, Class A4,
4.520%, 12/13/2041	58,000	59,256
Series 2004-T15, Class A2,
4.690%, 06/13/2041	168,276	170,013
Series 2005-T17, Class A5,
4.780%, 12/13/2041	175,000	178,173
Series 2004-HQ3, Class A4,
4.800%, 01/13/2041	281,000	288,243
Series 2004-HQ4, Class A7,
4.970%, 04/14/2040	2,187,000	2,179,903
Series 2005-HQ6, Class A4A,
4.989%, 08/13/2042	532,000	543,742
Series 2003-IQ5, Class A4,
5.010%, 04/15/2038	289,752	299,714
Series 2005-HQ5, Class AAB,
5.037%, 01/14/2042	748,000	777,461
Series 2003-T11, Class A4,
5.150%, 06/13/2041	612,000	636,551
Series 2005-HQ5, Class A4,
5.168%, 01/14/2042	169,000	175,232
Series 2005-HQ7, Class AAB,
5.184%, 11/14/2042 (P)	494,000	517,352
Series 2001-TOP3, Class B,
5.270%, 06/13/2041 (P)	287,000	293,330
Series 2006-HQ8, Class A2,
5.374%, 03/12/2044	562,000	573,341
Series 2006-HQ8, Class A4,
5.385%, 03/12/2044 (P)	1,283,000	1,316,401
Series 2004-IQ7, Class A4,
5.402%, 06/15/2038 (P)	1,207,000	1,250,128
Series 2006-T23, Class A4,
5.810%, 08/12/2041 (P)	526,000	555,072
Morgan Stanley Dean Witter Capital I
4.740%, 11/13/2036	366,000	380,981
Series 2003-HQ2, Class A2,
4.920%, 03/12/2035	1,018,000	1,056,361
Series 2002-IQ2, Class A4,
5.740%, 12/15/2035	142,482	149,957
Series 2001-TOP5, Class A4,
6.390%, 10/15/2035	1,901,525	2,006,374
Series 2002-HQ, Class A3,
6.510%, 04/15/2034	176,818	186,923

The accompanying notes are an integral part of the financial statements.	50

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Morgan Stanley Dean Witter Capital
I (continued)
Series 2001-TOP3, Class B,
6.550%, 07/15/2033	$258,000	$269,665
Morgan Stanley Mortgage Loan Trust,
Series 2007-6XS, Class 2A1S
0.339%, 02/25/2047 (P)	82,425	62,818
Nomura Asset Securities Corp.,
Series 1998-D6, Class A1C
6.690%, 03/15/2030	938,926	1,013,758
Prudential Mortgage Capital Funding LLC,
Series 2001-ROCK, Class B
6.760%, 05/10/2034	234,000	245,976
Salomon Brothers Mortgage Securities
VII, Inc.
Series 2002-KEY2, Class A2,
4.467%, 03/18/2036	268,731	277,394
Series 2000-C2, Class C,
7.727%, 07/18/2033 (P)	370,000	370,550
Wachovia Bank Commercial Mortgage Trust
Series 2003-C8, Class A3,
4.445%, 11/15/2035	197,000	198,790
Series 2005-C18, Class A4,
4.935%, 04/15/2042	105,000	107,913
Series 2003-C6, Class A3,
4.957%, 08/15/2035 (P)	367,000	374,810
Series 2004-C11, Class A4,
5.030%, 01/15/2041	379,000	388,347
Series 2002-C1, Class A4,
6.287%, 04/15/2034	347,000	369,645

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $97,767,734)		$101,297,691

ASSET BACKED SECURITIES - 6.03%
Ally Master Owner Trust,
Series 2010-1, Class A
1.978%, 01/15/2015 (P)(S)	3,570,000	3,570,054
BA Credit Card Trust
Series 2007-A2, Class A2,
0.251%, 06/17/2013 (P)	576,000	573,572
Series 2008-A1, Class A1,
0.812%, 04/15/2013 (P)	190,000	190,157
Capital One Multi-Asset Execution Trust
Series 2008-A5, Class A5,
4.850%, 02/18/2014	602,000	628,859
Series 2008-A3, Class A3,
5.050%, 02/15/2016	1,055,000	1,148,544
Citibank Credit Card Issuance Trust
Series 2009-A5, Class A5,
2.250%, 12/23/2014	1,034,000	1,040,883
Series 2005-A5, Class A5,
4.850%, 04/22/2015	529,000	572,184
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AHL1, Class A2A
0.269%, 12/25/2036 (P)	97,713	90,871
Discover Card Master Trust
Series 2005-4, Class A1,
0.292%, 06/18/2013 (P)	239,000	238,404
Series 2010-a1, Class A1,
0.881%, 09/15/2015 (P)	2,246,000	2,242,433
Series 2009-a1, Class A1,
1.531%, 12/15/2014 (P)	762,000	769,899
Series 2009-A2, Class A,
1.532%, 02/17/2015 (P)	4,820,000	4,898,652

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner Trust,
Series 2010-1, Class A
1.882%, 12/15/2014 (P)(S)	$1,125,000	$1,131,328
Harley-Davidson Motorcycle Trust
Series 2009-4, Class A4,
2.400%, 07/15/2014	134,000	134,682
Series 2009-3, Class A,
2.540%, 04/15/2017	394,000	397,905
Series 2009-2, Class A4,
3.320%, 02/15/2017	691,000	715,860
Series 2009-1, Class A4,
4.550%, 01/15/2017	132,000	140,593
Morgan Stanley ABS Capital I,
Series 2007-HE2, Class A2A
0.269%, 01/25/2037 (P)	43,604	42,452
Morgan Stanley Home Equity Loans,
Series 2007-1, Class A1
0.279%, 12/25/2036 (P)	40,385	39,319
Nordstrom Private Label Credit Card Master
Trust, Series 2007-2A, Class A
0.292%, 05/15/2015 (P)(S)	660,000	640,356
SLC Student Loan Trust,
Series 2008-1, Class A4A
1.854%, 12/15/2032 (P)	3,314,000	3,502,985
SLM Student Loan Trust
Series 2002-5, Class A4L,
0.404%, 09/17/2018 (P)	189,970	188,886
Series 2003-6, Class A4,
0.454%, 12/17/2018 (P)	143,271	142,799
Series 2003-3, Class A4,
0.474%, 12/15/2017 (P)	173,971	173,242
Series 2008-5, Class A2,
1.349%, 10/25/2016 (P)	343,000	348,856
Series 2008-4, Class A4,
1.899%, 07/25/2022 (P)	577,000	605,849
Series 2008-5, Class A4,
1.949%, 07/25/2023 (P)	3,447,000	3,646,043
Swift Master Auto Receivables Trust,
Series 2007-1, Class A
0.332%, 06/15/2012 (P)	164,000	163,416

TOTAL ASSET BACKED SECURITIES (Cost $27,766,798)		$27,979,083

SUPRANATIONAL OBLIGATIONS - 0.38%
Korea - 0.38%
Export-Import Bank of Korea
5.500%, 10/17/2012	665,000	713,278
Export-Import Bank of Korea
5.875%, 01/14/2015	960,000	1,034,702

		1,747,980

TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,642,758)		$1,747,980

SHORT-TERM INVESTMENTS - 5.02%
Short-Term Securities* - 5.02%
State Street Institutional Liquid Reserves
Fund, 0.1176%	$23,287,126	23,287,126

TOTAL SHORT-TERM INVESTMENTS (Cost $23,287,126)		$23,287,126

Total Investments (Core Bond Fund)
(Cost $527,275,365) - 115.98%		$538,300,874
Other assets and liabilities, net - (15.98%)		(74,167,461)

TOTAL NET ASSETS - 100.00%		$464,133,413

The accompanying notes are an integral part of the financial statements.	51

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Schedule of Securities Sold Short
	Principal
	Amount	Value

Federal National Mortgage Association - (5.20)%
5.000%, TBA	$(12,000,000)	$(12,476,250)
5.500%, TBA	(4,500,000)	(4,733,086)
5.500%, TBA	(6,000,000)	(6,397,031)
6.000%, TBA	(500,000)	(530,508)

		(24,136,875)

TOTAL SECURITIES SOLD SHORT (Cost $(24,139,082))		$(24,136,875)

Core Diversified Growth & Income Portfolio
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 40.03%
John Hancock Funds II (G) - 40.03%
Index 500, Class NAV (MFC
Global U.S.A.) (A)	572,587	$4,678,035
International Equity Index, Class NAV (SSgA)	56,284	874,098
Total Bond
Market, Class NAV (Declaration) (A)	230,045	2,378,662

		7,930,795

TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $7,914,889)		$7,930,795

INVESTMENT COMPANIES - 60.06%
American Funds Insurance Series - 60.06%
Capital World Growth and Income
Fund, Class R5	18,467	595,389
EuroPacific Growth Fund, Class R5	19,856	717,000
New Perspective Fund, Class R5	24,017	594,666
The Growth Fund of America, Class R5	59,754	1,605,597
The Investment Company of America, Class R5	125,880	3,211,194
U.S. Government Securities Fund, Class R5	251,977	3,567,992
Washington Mutual Investors Fund, Class R5	66,047	1,605,597

		11,897,435

TOTAL INVESTMENT COMPANIES (Cost $10,913,840)		$11,897,435

Total Investments (Core Diversified Growth & Income
Portfolio) (Cost $18,828,729) - 100.09%		$19,828,230
Other assets and liabilities, net - (0.09%)		(17,274)

TOTAL NET ASSETS - 100.00%		$19,810,956

Core Fundamental Holdings Portfolio
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 40.07%
John Hancock Funds II (G) - 40.07%
Index 500, Class NAV (MFC
Global U.S.A.) (A)	242,613	$1,982,150
International Equity Index, Class NAV (SSgA)	35,303	548,254
Total Bond
Market, Class NAV (Declaration) (A)	163,147	1,686,937

		4,217,341

TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $4,220,247)		$4,217,341

Core Fundamental Holdings Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 60.10%
American Funds Insurance Series - 60.10%
EuroPacific Growth Fund, Class R5	22,774	$822,383
The Growth Fund of America, Class R5	27,663	743,307
The Investment Company of America, Class R5	58,276	1,486,613
U.S. Government Securities Fund, Class R5	178,700	2,530,393
Washington Mutual Investors Fund, Class R5	30,576	743,309

		6,326,005

TOTAL INVESTMENT COMPANIES (Cost $5,691,691)		$6,326,005

Total Investments (Core Fundamental Holdings Portfolio)
(Cost $9,911,938) - 100.17%		$10,543,346
Other assets and liabilities, net - (0.17%)		(17,808)

TOTAL NET ASSETS - 100.00%		$10,525,538

Core Global Diversification Portfolio
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 40.04%
John Hancock Funds II (G) - 40.04%
Index 500, Class NAV (MFC
Global U.S.A.) (A)	190,935	$1,559,937
International Equity Index, Class NAV (SSgA)	189,733	2,946,548
Total Bond
Market, Class NAV (Declaration) (A)	234,678	2,426,569

		6,933,054

TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $7,069,120)		$6,933,054

INVESTMENT COMPANIES - 60.05%
American Funds Insurance Series - 60.05%
Capital World Growth and Income
Fund, Class R5	37,095	1,195,953
EuroPacific Growth Fund, Class R5	89,279	3,223,872
New Perspective Fund, Class R5	48,302	1,195,952
The Investment Company of America, Class R5	44,843	1,143,954
U.S. Government Securities Fund, Class R5	257,052	3,639,854

		10,399,585

TOTAL INVESTMENT COMPANIES (Cost $10,130,690)		$10,399,585

Total Investments (Core Global Diversification Portfolio)
(Cost $17,199,810) - 100.09%		$17,332,639
Other assets and liabilities, net - (0.09%)		(15,989)

TOTAL NET ASSETS - 100.00%		$17,316,650

Emerging Markets Debt Fund
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 39.61%
Argentina - 1.23%
Republic of Argentina
7.000%, 10/03/2015	$250,000	185,000

		185,000

The accompanying notes are an integral part of the financial statements.	52

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Debt Fund (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Brazil - 4.37%
Federative Republic of Brazil
5.875%, 01/15/2019	$250,000	$269,375
8.875%, 10/14/2019	100,000	128,750
10.250%, 06/17/2013	100,000	123,000
11.000%, 08/17/2040	100,000	134,250

		655,375
Colombia - 1.96%
Republic of Colombia
8.250%, 12/22/2014	250,000	293,750

		293,750
Indonesia - 4.95%
Republic of Indonesia
5.875%, 03/13/2020 (S)	200,000	206,750
6.625%, 02/17/2037 (S)	250,000	251,250
7.250%, 04/20/2015 (S)	250,000	285,000

		743,000
Mexico - 2.01%
Government of Mexico
5.125%, 01/15/2020	300,000	302,100

		302,100
Panama - 1.91%
Republic of Panama
7.250%, 03/15/2015	250,000	286,875

		286,875
Peru - 1.93%
Republic of Peru
7.125%, 03/30/2019	250,000	290,000

		290,000
Philippines - 5.71%
Republic of Philippines
6.500%, 01/20/2020	500,000	534,375
9.500%, 02/02/2030	250,000	322,500

		856,875
Poland - 1.79%
Republic of Poland
6.375%, 07/15/2019	250,000	268,500

		268,500
Russia - 1.77%
Russian Federation
7.500%, 03/31/2030 (S)	235,000	266,255

		266,255
South Africa - 1.84%
Republic of South Africa
6.500%, 06/02/2014	250,000	275,625

		275,625
Turkey - 5.55%
Republic of Turkey
6.750%, 05/30/2040	250,000	244,063
9.500%, 01/15/2014	250,000	297,500
11.500%, 01/23/2012	250,000	290,938

		832,501
Ukraine - 1.42%
Government of Ukraine
6.580%, 11/21/2016 (S)	250,000	212,500
		212,500

Emerging Markets Debt Fund (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Uruguay - 1.92%
Republic of Uruguay
8.000%, 11/18/2022	$250,000	$288,750

		288,750
Venezuela - 1.25%
Republic of Venezuela
9.250%, 09/15/2027	250,000	186,875

		186,875

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $5,925,753)		$5,943,981

CORPORATE BONDS - 51.60%
Bermuda - 3.27%
Digicel Group, Ltd.
8.250%, 09/01/2017 (S)	250,000	237,500
Intelsat Bermuda, Ltd.
11.250%, 02/04/2017	250,000	253,438

		490,938
Brazil - 5.97%
BFF International, Ltd.
7.250%, 01/28/2020 (S)	250,000	251,250
Cosan SA Industria e Comercio
8.250%, 02/28/2049 (S)	250,000	241,250
ISA Capital do Brasil SA
8.800%, 01/30/2017 (S)	250,000	273,750
Morgan Stanley
10.090%, 05/03/2017 (S)	250,000	129,001

		895,251
Cayman Islands - 13.76%
Braskem Finance, Ltd.
7.250%, 06/05/2018 (S)	250,000	260,000
Cosan Finance, Ltd.
7.000%, 02/01/2017 (S)	250,000	251,875
Gol Finance
7.500%, 04/03/2017	250,000	243,750
Odebrecht Finance, Ltd.
7.500%, 10/18/2017 (S)	250,000	262,500
RDS Ultra-Deepwater, Ltd.
11.875%, 03/15/2017 (C)(S)	250,000	249,688
Sable International Finance, Ltd.
7.750%, 02/15/2017 (S)	300,000	307,500
TAM Capital 2, Inc.
9.500%, 01/29/2020 (S)	250,000	241,248
Voto-Votorantim Overseas Trading
Operations NV
6.625%, 09/25/2019 (S)	250,000	248,750

		2,065,311
Indonesia - 1.72%
Bumi Capital Pte, Ltd.
12.000%, 11/10/2016 (S)	250,000	257,500

		257,500
Luxembourg - 3.51%
Mobile Telesystems Finance SA
8.000%, 01/28/2012 (S)	250,000	263,750
UBS Luxembourg SA
8.250%, 05/23/2016 (S)	250,000	262,500

		526,250

The accompanying notes are an integral part of the financial statements.	53

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Debt Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Malaysia - 2.06%
Prime Holdings Labuan, Ltd.
5.375%, 09/22/2014	$300,000	$309,422

		309,422
Mexico - 8.34%
America Movil SAB de CV
5.000%, 10/16/2019 (S)	250,000	247,113
Axtel SAB de CV
7.625%, 02/01/2017 (S)	250,000	246,250
Desarrolladora Homex SAB de CV
9.500%, 12/11/2019 (S)	250,000	254,688
Grupo Kuo SAB de CV
9.750%, 10/17/2017 (S)	250,000	250,000
Petroleos Mexicanos
6.000%, 03/05/2020 (S)	250,000	254,250

		1,252,301
Netherlands - 3.77%
Indosat Finance Company BV
7.125%, 06/22/2012 (S)	300,000	309,000
Listrindo Capital BV
9.250%, 01/29/2015 (S)	250,000	257,455

		566,455
Peru - 2.29%
Corp. Pesquera Inca SAC
9.000%, 02/10/2017 (S)	350,000	343,000

		343,000
Philippines - 1.50%
Philippine Long Distance Telephone Company
8.350%, 03/06/2017	200,000	224,500

		224,500
United States - 2.35%
Equinix, Inc.
8.125%, 03/01/2018	100,000	100,000
Niska Gas Storage US LLC
8.875%, 03/15/2018 (S)(C)	150,000	150,000
TreeHouse Foods, Inc.
7.750%, 03/01/2018 (C)	100,000	102,625

		352,625
Venezuela - 3.06%
Petroleos de Venezuela SA
5.250%, 04/12/2017	300,000	182,250
5.375%, 04/12/2027	250,000	121,875
Petroleos de Venezuela SA, Series 2015
5.000%, 10/28/2015	250,000	155,625

		459,750

TOTAL CORPORATE BONDS (Cost $7,678,827)		$7,743,303

PREFERRED STOCKS - 0.18%
United States - 0.18%
Freeport-McMoRan Copper & Gold,
Inc. 6.750%	250	26,915

		26,915

TOTAL PREFERRED STOCKS (Cost $27,132)		$26,915

Emerging Markets Debt Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 10.66%
Short-Term Securities* - 10.66%
Federal Home Loan Bank Discount Notes,
0.010%, 03/01/2010	$1,600,000	$1,600,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,600,000)		1,600,000

Total Investments (Emerging Markets Debt Fund)
(Cost $15,231,712) - 102.05%		15,314,199
Other assets and liabilities, net - (2.05%)		(307,713)

TOTAL NET ASSETS - 100.00%		15,006,486

For sector weighting information see pages 3-8.

Emerging Markets Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.82%
Bermuda - 0.10%
Central European Media Enterprises, Ltd. (I)	43,750	$1,164,788
Brazil - 8.50%
Acucar Guarani SA (I)	72,600	208,904
Banco ABC Brasil SA	101,700	692,200
Banco Alfa de Investimento SA (I)	10,300	45,426
Banco do Brasil SA	113,467	1,869,193
Banco Santander Brasil SA, ADR	71,272	852,413
Bematech SA	83,600	428,837
BM&F BOVESPA SA	1,774,100	11,623,465
BR Malls Participacoes SA (I)	180,900	2,352,406
Brasil Ecodiesel Industria e Comercio de
Biocombustiveis e Oleos Vegetais SA (I)	189,500	141,563
Braskem SA (I)(L)	164,396	2,336,067
Brookfield Incorporacoes SA	242,200	1,214,250
Camargo Correa Desenvolvimento
Imobiliario SA	69,100	215,657
Cia Providencia Industria e Comercio SA	30,900	134,396
Cosan SA Industria e Comercio (I)	312,500	4,070,636
CR2 Empreendimentos Imobiliarios SA (I)	7,600	23,341
Cremer SA	77,000	638,276
Duratex SA	400,945	3,816,094
Empresa Brasileira de Aeronautica
SA, ADR (L)	28,000	614,880
Eternit SA	55,828	268,459
Even Construtora e Incorporadora SA	223,200	926,320
Ez Tec Empreendimentos e Participacoes SA	79,800	367,394
Fertilizantes Heringer SA (I)	15,900	100,742
Fibria Celulose SA, SADR (I)(L)	155,200	2,847,920
Gafisa SA	521,523	3,953,661
Gerdau SA	234,900	2,607,473
Gerdau SA, SADR (L)	1,530,852	22,580,067
Grendene SA	240,600	1,231,525
Guararapes Confeccoes SA	15,200	534,101
Helbor Empreendimentos SA	39,800	275,295
IdeiasNet SA (I)	161,600	393,459
Iguatemi Empresa de Shopping Centers SA	73,200	1,158,465
Industrias Romi SA (I)	138,700	1,036,134
Inpar SA (I)	44,900	77,022
JHSF Participacoes SA	335,500	621,932
Kepler Weber SA (I)	670,300	237,386
Kroton Educacional SA	31,913	328,463
Log-in Logistica Intermodal SA (I)	71,500	322,455
Magnesita Refratarios SA (I)	87,300	647,329
Marfrig Frigorificos e Comercio de
Alimentos SA (I)	265,065	3,088,990

The accompanying notes are an integral part of the financial statements.	54

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
Medial Saude SA (I)	84,300	$700,187
Metalfrio Solutions SA	16,800	108,024
MPX Energia SA	68,000	1,014,083
Multiplan Empreendimentos Imobiliarios SA	52,400	905,833
Obrascon Huarte Lain Brasil SA	53,600	1,125,002
Paranapanema SA (I)	361,900	1,652,146
Plascar Participacoes Industriais SA (I)	118,100	254,871
Porto Seguro SA	128,100	1,279,476
Profarma Distribuidora de Produtos
Farmaceuticos SA	13,300	131,296
Rodobens Negocios Imobiliarios SA	33,200	273,735
Rossi Residencial SA	242,100	1,891,626
Sao Carlos Empreendimentos e
Participacoes SA	79,700	707,847
Sao Martinho SA	109,400	1,023,081
Springs Global Participacoes SA (I)	13,600	45,907
Sul America SA	89,900	2,362,975
TRISUL SA (I)	19,600	67,786
Ultrapar Participacoes SA, ADR (L)	161,060	7,231,594
Usinas Siderurgicas de Minas Gerais SA	183,250	5,191,821

		100,849,886
Chile - 4.25%
Administradora de Fondos de Pensiones
Provida SA	62,005	194,966
Almendral SA	744,630	76,627
Banco de Credito e Inversiones (I)	26,618	958,705
Cementos Bio-Bio SA	2,795	6,152
Centros Comerciales Sudamericanos SA	1,541,995	5,964,927
Cia General de Electricidad	397,095	2,494,188
Cintac SA	78,352	40,315
Companhia Sudamericana de Vapores SA (I)	1,421,064	1,150,933
CorpBanca SA	28,213,598	239,258
CorpBanca SA, SADR	11,885	490,732
Cristalerias de Chile SA	62,943	743,681
Empresas CMPC SA	229,606	10,063,722
Empresas Copec SA	829,116	13,145,774
Empresas Iansa SA (I)	2,980,288	191,397
Enersis SA SADR (L)	459,633	9,932,669
GASCO SA	229,623	1,242,743
Industrias Forestales SA	150,246	38,653
Inversiones Aguas Metropolitanas SA	878,087	1,087,673
Madeco SA	5,095,600	305,882
Masisa SA	6,326,453	892,274
Ripley Corp SA	755,256	659,185
Socovesa SA	954,921	362,497
Vina San Pedro Tarapaca SA	16,425,632	147,119

		50,430,072
China - 5.10%
Angang Steel Company, Ltd., Class H	1,288,000	2,361,239
Anton Oilfield Services Group	702,000	65,142
Asia Cement China Holdings Corp.	223,000	118,399
Bank of China, Ltd.	28,122,136	13,629,292
Bank of Communications
Company, Ltd., Class H	97,208	106,772
Baoye Group Company, Ltd.	508,000	304,676
Beijing Capital International Airport
Company, Ltd., Class H (I)	3,036,000	1,662,935
Beijing Capital Land, Ltd.	1,438,000	506,438
Beijing Jingkelong Company, Ltd.	55,000	52,583
Beijing North Star Company (L)	1,284,000	395,493
Bosideng International Holdings, Ltd.	2,970,000	632,066
BYD Electronic International
Company, Ltd. (I)	608,500	508,667

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Catic Shenzhen Holdings, Ltd. (I)	140,000	$46,937
Central China Real Estate, Ltd.	496,000	121,547
China Aoyuan Property Group, Ltd. (I)	1,555,000	256,545
China BlueChemical, Ltd.	886,000	568,664
China Citic Bank Corp, Ltd.	4,744,000	3,173,521
China Communications
Construction Company, Ltd.	4,029,445	3,770,350
China Communications Services
Corp., Ltd., Class H	2,194,000	1,128,944
China Construction Bank Corp.	282,000	212,997
China Huiyuan Juice Group, Ltd.	500,000	330,523
China Nickel Resources Holding
Company, Ltd. (I)	886,000	163,300
China Railway Construction Corp.	1,790,835	2,349,446
China Rare Earth Holdings, Ltd. (I)	1,272,000	305,192
China Resources Microelectronics Ltd (I)	1,775,000	82,500
China Shipping Container Lines
Company, Ltd. (I)	4,286,850	1,707,608
China Shipping Development Company, Ltd.	1,342,000	2,282,383
China Starch Holdings, Ltd.	500,000	87,727
Chongqing Iron & Steel Company, Ltd.	886,000	279,761
Chongqing Machinery & Electric
Company, Ltd. (I)	396,000	89,838
Country Garden Holdings Company	4,147,000	1,448,355
DaChan Food Asia, Ltd.	655,000	145,181
Dalian Port PDA Company, Ltd.	1,324,000	549,390
First Tractor Company	236,000	182,023
Great Wall Motor Company, Ltd. (L)	632,000	949,675
Great Wall Technology Company, Ltd.	310,000	130,374
Greentown China Holdings, Ltd.	1,029,000	1,366,070
Guangshen Railway Company, Ltd. (L)	38,900	793,560
Guangshen Railway Company, Ltd.	110,000	44,839
Guangzhou Pharmaceutical Company, Ltd.	376,000	327,502
Hainan Meilan International
Airport Company, Ltd.	235,000	250,831
Haitian International Holdings, Ltd.	71,000	37,525
Hidili Industry International
Development, Ltd. (I)	1,623,000	1,740,626
Honghua Group, Ltd.	810,000	125,280
Hunan Non Ferrous Metal Corp., Ltd. (I)	2,694,000	1,107,645
Intime Department Store Group Company, Ltd.	990,000	838,231
Jingwei Textile Machinery Company, Ltd.	62,000	19,975
KWG Property Holding, Ltd.	1,486,487	986,882
Lingbao Gold Company, Ltd. (I)	446,000	154,038
Maanshan Iron & Steel Company, Ltd. (I)	2,258,000	1,356,431
NetDragon Websoft, Inc.	124,000	70,786
PICC Property & Casualty
Company, Ltd., Class H (I)	576,000	521,215
Qingling Motors Company, Ltd.	1,170,000	283,501
Qunxing Paper Holdings Company, Ltd.	549,000	216,039
Regent Manner International, Ltd.	122,000	60,217
Scud Group, Ltd.	306,000	31,553
Semiconductor Manufacturing International
Corp., SADR (I)	209,323	1,086,386
Semiconductor Manufacturing
International Corp. (I)	14,639,000	1,539,302
Shandong Chenming Paper Holdings, Ltd.	77,500	50,341
Shanghai Forte Land Company	1,195,405	326,857
Shanghai Jin Jiang International Hotels
Group Company, Ltd.	308,000	96,953
Shanghai Prime Machinery Company, Ltd.	1,124,000	246,269
Shui On Land, Ltd.	4,656,250	2,268,566
Sichuan Xinhua Winshare
Chainstore Company, Ltd.	628,000	265,475
SinoCom Software Group, Ltd.	157,000	21,456

The accompanying notes are an integral part of the financial statements.	55

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Sinotrans, Ltd., Class H	2,507,000	$678,433
SPG Land Holdings, Ltd.	6,000	3,713
Tiangong International Company, Ltd.	49,000	17,810
Tianjin Capital Environmental Protection
Group Company, Ltd.	18,000	6,727
Travelsky Technology, Ltd.	994,000	799,225
Weiqiao Textile Company	695,500	483,080
Wuyi International
Pharmaceutical Company, Ltd.	525,000	50,789
Xiamen International Port Company, Ltd.	1,446,000	276,021
Xingda International Holdings, Ltd.	1,029,000	488,212
Xinjiang Xinxin Mining
Industry Company, Ltd.	1,190,000	634,910
Zhejiang Glass Company, Ltd. (I)	172,000	62,063
Zhong An Real Estate, Ltd.	291,000	92,620

		60,534,437
Czech Republic - 0.31%
Pegas Nonwovens SA	30,079	687,856
Telefonica O2 Czech Republic AS	65,666	1,549,484
Unipetrol AS (I)	206,126	1,468,177

		3,705,517
Hong Kong - 6.63%
AMVIG Holdings, Ltd.	666,000	300,649
Asian Union New Media Group, Ltd. (I)	2,681,250	17,277
Beijing Development Hong Kong, Ltd. (I)	190,000	45,546
Beijing Enterprises Holdings, Ltd.	647,500	4,070,118
Brilliance China Automotive Holdings, Ltd. (I)	3,630,000	982,581
Chaoda Modern Agriculture Holdings, Ltd.	3,681,656	3,986,731
China Aerospace International
Holdings, Ltd. (I)	2,697,400	410,262
China Agri-Industries Holdings, Ltd.	2,464,000	3,544,693
China Everbright, Ltd.	999,000	2,423,675
China Grand Forestry Resources
Group, Ltd. (I)	7,372,000	270,810
China Green Holdings, Ltd.	81,000	93,433
China Haidian Holdings, Ltd.	726,000	72,978
China Merchants Holdings
International Company, Ltd.	1,207,771	4,343,523
China Mining Resources Group, Ltd. (I)	6,340,000	212,446
China Oil and Gas Group, Ltd. (I)	3,180,000	496,049
China Pharmaceutical Group, Ltd.	1,286,000	689,913
China Properties Group, Ltd. (I)	947,000	278,558
China Resources Enterprises, Ltd.	1,554,000	5,457,830
China Travel International Investment
Hong Kong, Ltd.	4,678,000	1,230,064
China Unicom Hong Kong, Ltd. (L)	313,800	3,818,946
China Zenith Chemical Group, Ltd. (I)	1,270,000	37,488
Citic Pacific, Ltd.	1,420,923	3,164,367
CITIC Resources Holdings, Ltd. (I)	4,270,000	1,139,447
Clear Media, Ltd. (I)	13,000	7,207
Coastal Greenland, Ltd. (I)	814,000	59,799
Cosco International Holdings, Ltd.	1,105,040	539,820
COSCO Pacific, Ltd.	1,812,000	2,812,405
Denway Motors, Ltd.	6,208,000	3,456,334
Digital China Holdings, Ltd.	307,000	482,738
Dynasty Fine Wines Group, Ltd.	654,000	193,102
Fosun International	2,194,000	1,634,408
Franshion Properties China, Ltd.	4,046,000	1,308,846
FU JI Food & Catering Services
Holdings, Ltd. (I)	410,000	0
Global Bio-Chem Technology
Group Company, Ltd.	2,198,000	595,183
Goldbond Group Holdings, Ltd.	10,000	773

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Goldlion Holdings, Ltd.	50,000	$15,661
Guangzhou Investment Company, Ltd.	6,164,000	1,597,042
GZI Transportation, Ltd.	718,106	276,653
Harbin Power Equipment Company, Ltd.	1,056,000	851,474
HKC Holdings, Ltd. (I)	4,216,749	315,182
Hopson Development Holdings, Ltd.	1,210,000	1,693,892
Hua Han Bio-Pharmaceutical Holdings Ltd	604,000	195,419
Ju Teng International Holdings, Ltd.	980,000	831,650
Kingboard Chemical Holdings, Ltd.	332,000	1,484,668
Kingboard Laminates Holdings, Ltd.	328,500	253,995
Kingway Brewery Holdings, Ltd. (I)	614,000	126,608
Lai Fung Holdings, Ltd.	1,692,000	55,685
MIN XIN Holdings, Ltd.	72,000	32,017
Minmetals Resources, Ltd. (I)	1,240,000	413,973
Minth Group, Ltd.	786,000	1,136,383
Nan Hai Corp., Ltd. (I)	22,650,000	283,155
Neo-China Land Group Holdings, Ltd. (I)	341,500	91,863
New World China Land, Ltd.	1,443,000	481,697
Qin Jia Yuan Media Services Company, Ltd.	481,176	93,019
Shanghai Industrial Holdings, Ltd.	742,000	3,189,472
Shanghai Zendai Property, Ltd. (I)	1,780,000	74,614
Shenzhen International Holdings, Ltd.	13,565,000	1,048,953
Shenzhen Investment, Ltd.	2,730,000	964,123
Shimao Property Holdings, Ltd., GDR	2,075,500	3,456,899
Shougang Concord International
Enterprises Company, Ltd.	5,152,000	1,155,556
Sino Union Petroleum & Chemical
International, Ltd. (I)	3,390,000	332,318
Sino-Ocean Land Holdings, Ltd.	4,171,639	3,683,561
Sinofert Holdings, Ltd.	1,356,000	756,877
Sinolink Worldwide Holdings, Ltd.	2,614,000	437,959
Sinopec Kantons Holdings, Ltd.	620,000	322,936
Sinotruk Hong Kong, Ltd.	288,500	300,406
Soho China, Ltd.	1,589,000	784,350
SRE Group, Ltd. (I)	3,164,000	301,747
TCL Communication Technology
Holdings, Ltd. (I)	413,400	130,132
TCL Multimedia Technology
Holdings, Ltd. (I)	675,200	688,861
Tian An China Investment, Ltd.	978,000	623,143
Tianjin Port Development Holdings, Ltd. (I)	1,118,000	335,855
Tomson Group, Ltd.	376,000	158,136
TPV Technology, Ltd.	1,882,000	1,261,226
United Energy Group, Ltd. (I)	356,000	24,863
Xiwang Sugar Holdings Company, Ltd.	449,020	135,424
Yip’s Chemical Holdings, Ltd.	18,000	14,192

		78,589,638
Hungary - 0.10%
Danubius Hotel and Spa PLC (I)	951	15,869
Egis Gyogyszergyar Nyrt.	10,381	1,015,749
Fotex Holding SE Company, Ltd. (I)	65,740	121,623
Raba Jarmuipari Holding Nyilvanosan
Mukodo Rt. (I)	11,794	43,497

		1,196,738
India - 12.64%
ABG Shipyard, Ltd.	4,049	21,176
ACC, Ltd.	39,341	787,740
Aditya Birla Nuvo, Ltd.	56,676	1,037,051
Ador Welding, Ltd.	5,167	19,439
Aftek, Ltd. (I)	28,741	10,197
Alembic, Ltd.	38,000	37,598
Allahabad Bank	273,562	790,369
Alok Industries, Ltd.	223,780	113,989

The accompanying notes are an integral part of the financial statements.	56

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Ambuja Cements, Ltd.	684,511	$1,583,403
Amtek Auto, Ltd.	98,948	402,195
Andhra Bank	215,172	465,199
Ansal Properties & Infrastructure, Ltd.	9,294	14,197
Apollo Hospitals Enterprise, Ltd.	37,049	551,065
Apollo Tyres, Ltd.	154,850	194,414
Arvind, Ltd. (I)	104,142	77,323
Ashapura Minechem, Ltd. (I)	5,400	7,664
Ashok Leyland, Ltd.	1,150,653	1,245,356
Aurobindo Pharma, Ltd.	69,793	1,389,331
Avaya Global Connect, Ltd.	5,668	27,032
Axis Bank, Ltd.	158,880	3,867,092
Bajaj Auto Finance, Ltd.	11,946	77,295
Bajaj Finserv, Ltd.	24,676	184,176
Bajaj Hindusthan, Ltd.	135,981	450,976
Bajaj Holdings and Investment, Ltd.	53,373	689,102
Balaji Telefilms, Ltd.	11,528	12,107
Ballarpur Industries, Ltd.	487,134	277,997
Balmer Lawrie & Company, Ltd.	1,500	19,218
Balrampur Chini Mills, Ltd.	348,925	794,847
Bank of Maharashtra	130,888	140,230
Bank of Rajasthan	47,965	64,876
BEML, Ltd.	27,755	611,398
Bhushan Steel, Ltd.	16,585	576,586
Biocon, Ltd.	107,645	616,381
Birla Corp., Ltd.	41,760	325,009
Bombay Rayon Fashions, Ltd.	46,150	207,054
Cairn India, Ltd. (I)	537,071	3,102,023
Century Textile & Industries, Ltd.	32,699	337,426
Chambal Fertilizers & Chemicals, Ltd.	224,870	303,227
Cholamandalam DBS Finance, Ltd. (I)	7,563	11,672
City Union Bank, Ltd.	73,125	45,943
Coromandel Fertilisers, Ltd.	12,000	72,414
Cranes Software International, Ltd.	3,000	1,230
Dalmia Cement Bharat, Ltd.	6,800	31,359
DCM Shriram Consolidated, Ltd.	26,804	31,706
Deepak Fertilizers &
Petrochemicals Corp., Ltd.	34,858	77,128
DLF, Ltd.	264,611	1,671,117
Dr. Reddy’s Laboratories, Ltd.	62,300	1,539,026
Edelweiss Capital, Ltd.	11,400	100,906
EID Parry India, Ltd.	40,945	298,658
Elder Pharmaceuticals, Ltd.	3,200	25,425
Electrosteel Castings, Ltd.	47,000	44,810
Escorts, Ltd. (I)	36,222	101,456
Essel Propack, Ltd.	6,500	6,140
Eveready Industries India, Ltd. (I)	21,000	26,611
FDC, Ltd.	31,000	48,891
Federal Bank, Ltd.	274,293	1,542,809
Financial Technologies India, Ltd.	37,632	1,204,590
Finolex Cables, Ltd.	27,100	30,013
Finolex Industries, Ltd.	62,340	72,182
Fortis Healthcare, Ltd. (I)	135,361	460,933
Gammon India, Ltd.	66,972	317,791
Geodesic, Ltd.	40,000	106,691
Gitanjali Gems, Ltd.	31,915	81,362
Godrej Industries, Ltd.	116,069	383,256
Graphite India, Ltd.	75,397	131,862
Grasim Industries, Ltd.	70,103	4,090,689
Great Eastern Shipping Company, Ltd.	121,552	693,122
Great Offshore, Ltd.	45,068	411,235
Gujarat Alkalies & Chemicals, Ltd.	35,989	104,643
Gujarat Ambuja Exports, Ltd.	15,000	5,497
Gujarat Flourochemicals, Ltd.	13,363	42,260

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Gujarat Narmada Valley
Fertilizers Company, Ltd.	51,735	$119,337
Gujarat State Fertilisers & Chemicals, Ltd.	17,219	73,014
HCL Infosystems, Ltd.	148,100	444,048
HCL Technologies, Ltd.	351,250	2,788,524
HEG, Ltd.	13,300	93,429
Hexaware Technologies, Ltd.	38,931	54,679
Himatsingka Seide, Ltd. (I)	4,000	3,302
Hindalco Industries, Ltd.	151,306	533,066
Hinduja TMT, Ltd.	5,652	38,646
Hindustan Construction Company, Ltd.	237,251	681,916
Hotel Leela Venture, Ltd.	112,844	111,910
Housing Development &
Infrastructure, Ltd. (I)	11,538	74,078
ICICI Bank, Ltd., SADR (L)	736,341	28,165,023
India Cements, Ltd.	437,401	1,122,156
India Glycols, Ltd.	14,305	37,902
India Infoline, Ltd.	155,315	382,083
Indiabulls Financial Services, Ltd.	304,539	661,161
Indiabulls Real Estate, Ltd. (I)	122,920	421,962
Indian Hotels Company, Ltd.	708,519	1,373,936
Indian Overseas Bank	261,467	500,255
IndusInd Bank, Ltd.	348,258	1,113,005
Industrial Development Bank of India, Ltd.	391,102	1,013,809
Infomedia 18, Ltd. (I)	19,250	11,841
Infotech Enterprises, Ltd.	2,000	15,030
Infrastructure Development
Finance Company, Ltd.	1,272,514	4,421,927
Ingersoll-Rand India, Ltd.	6,375	46,339
IVRCL Infrastructures & Projects, Ltd.	172,406	1,210,142
Jammu & Kashmir Bank, Ltd.	22,831	303,667
JB Chemicals & Pharmaceuticals, Ltd.	21,800	29,448
JBF Industries, Ltd.	33,159	71,367
Jet Airways India, Ltd. (I)	32,379	282,755
Jindal Saw, Ltd.	213,210	896,491
Jindal Stainless, Ltd. (I)	44,557	96,924
JK Tyre & Industries, Ltd.	14,533	54,370
JSW Steel, Ltd.	125,202	2,895,654
Jubilant Organosys, Ltd.	29,000	200,939
Kalpataru Power Transmission, Ltd.	5,788	125,188
Karnataka Bank, Ltd.	155,196	377,538
Karur Vysya Bank, Ltd.	21,841	185,459
Kesoram Industries, Ltd.	31,455	247,742
Kotak Mahindra Bank, Ltd.	207,362	3,311,636
Lakshmi Machine Works, Ltd.	1,969	75,306
LIC Housing Finance, Ltd.	122,389	1,991,996
Madras Cements, Ltd.	90,107	216,436
Maharashtra Seamless, Ltd.	62,316	479,352
Mahindra & Mahindra Financial Services, Ltd.	10,200	74,178
Mahindra & Mahindra, Ltd.	276,840	6,078,560
Mahindra Lifespace Developers, Ltd.	9,110	74,937
Mangalam Cement, Ltd.	14,461	51,922
Mastek, Ltd.	11,271	75,120
MAX India, Ltd. (I)	130,355	550,650
Mercator Lines, Ltd.	182,292	209,598
Monnet Ispat & Energy, Ltd.	19,233	153,087
Moser Baer India, Ltd.	335,661	557,121
MRF, Ltd.	680	83,536
Mukand, Ltd. (I)	28,732	34,474
Nagarjuna Construction Company, Ltd.	246,877	817,022
Nagarjuna Fertilizers & Chemicals, Ltd. (I)	229,114	163,547
Nahar Spinning Mills, Ltd.	6,600	10,695
National Organic Chemical Industries, Ltd.	80,241	38,505
NIIT Technologies, Ltd.	18,577	69,600
NIIT, Ltd.	35,844	50,507

The accompanying notes are an integral part of the financial statements.	57

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Nirma, Ltd.	20,100	$72,616
OCL India, Ltd.	1,500	3,940
Oracle Financial Services Software, Ltd. (I)	38,652	1,882,571
Orchid Chemicals & Pharmaceuticals, Ltd.	56,302	197,063
Orient Paper & Industries, Ltd.	51,770	51,045
Oriental Bank of Commerce	124,848	743,321
Panacea Biotec, Ltd. (I)	26,548	104,457
Pantaloon Retail India, Ltd.	800	6,805
Patni Computer Systems, Ltd.	70,484	724,106
Patni Computer Systems, Ltd., ADR	28,382	589,494
Petronet LNG, Ltd.	548,610	879,559
Polaris Software Lab, Ltd.	39,735	127,163
Prism Cement, Ltd.	45,201	49,531
PSL, Ltd.	6,900	21,742
PTC India, Ltd.	311,479	709,133
Punj Lloyd, Ltd.	224,909	856,546
Raymond, Ltd. (I)	33,679	157,350
REI Six Ten Retail, Ltd.	7,790	16,935
Reliance Capital, Ltd.	122,106	2,078,971
Reliance Communications, Ltd.	907,725	3,087,256
Reliance Industries, Ltd.	12,140	258,290
Reliance Industries, Ltd., GDR (S)	242,076	10,273,003
Reliance Power, Ltd. (I)	150,000	449,066
Rolta India, Ltd.	140,629	537,631
RPG Itochu Finance, Ltd.	1,086	6,152
Ruchi Soya Industries, Ltd.	153,126	342,730
SEAMEC, Ltd. (I)	14,000	59,817
Sicagen India, Ltd. (I)	4,881	1,678
Sical Logistics, Ltd. (I)	4,881	9,405
Sonata Software, Ltd.	23,000	26,450
South Indian Bank, Ltd.	161,441	506,390
SREI Infrastructure Finance, Ltd.	135,957	191,295
SRF, Ltd.	37,385	144,638
Sterlite Industries India, Ltd.	518,042	8,749,729
Strides Arcolab, Ltd. (I)	13,608	87,001
Suzlon Energy, Ltd. (I)	534,875	838,192
Syndicate Bank, Ltd.	230,001	419,788
Tanla Solutions, Ltd.	86,834	89,465
Tata Chemicals, Ltd.	121,519	759,255
Tata Investment Corp., Ltd.	6,928	69,465
Tata Motors, Ltd.	113,232	1,757,750
Tata Steel, Ltd.	254,815	3,173,001
Tata Tea, Ltd.	60,799	1,239,863
Teledata Marine Solutions Pte, Ltd. (I)	23,607	17,537
Teledata Technology Solutions (I)	23,607	2,048
Triveni Engineering & Industries, Ltd.	172,863	434,933
Tube Investments of India, Ltd.	59,975	99,658
TVS Motor Company, Ltd.	63,451	96,709
Unichem Laboratories, Ltd.	6,400	45,786
Union Bank of India, Ltd.	213,838	1,189,514
United Phosphorus, Ltd.	172,150	564,327
Usha Martin, Ltd.	106,610	201,249
Varun Shipping Company, Ltd.	62,246	67,122
Videocon Industries, Ltd.	91,080	435,207
Vimta Labs, Ltd.	7,251	4,036
Welspun-Gujarat Stahl, Ltd.	120,815	623,837
Wockhardt, Ltd. (I)	60,840	186,094
Yes Bank, Ltd. (I)	213,967	1,100,206
Zee Entertainment Enterprises, Ltd.	147,094	781,350
Zuari Industries, Ltd.	3,500	39,739

		149,932,042
Indonesia - 2.61%
Astra Graphia Tbk PT	606,500	23,364
Bakrie & Brothers Tbk PT (I)	80,136,261	668,365

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Indonesia (continued)
Bakrieland Development Tbk PT (I)	45,156,000	$1,073,954
Bank Bukopin Tbk PT	1,367,500	58,062
Bank Danamon Indonesia Tbk PT	3,583,500	1,931,186
Bank Negara Indonesia Persero Tbk PT	4,200,000	867,210
Bank Pan Indonesia Tbk PT (I)	7,621,500	652,905
Berlian Laju Tanker Tbk PT	5,958,333	394,170
Bhakti Investama Tbk PT (I)	4,262,825	282,273
Budi Acid Jaya Tbk PT	2,039,000	49,117
Bumi Resources Tbk PT	31,331,430	7,605,540
Central Proteinaprima Tbk PT (I)	30,464,500	163,121
Charoen Pokphand Indonesia Tbk PT (I)	2,636,000	566,229
Ciputra Development Tbk PT (I)	8,719,000	647,377
Ciputra Surya Tbk PT (I)	971,000	65,265
Davomas Abadi Tbk PT (I)	8,435,500	45,182
Energi Mega Persada Tbk PT (I)	15,800,638	270,984
Global Mediacom Tbk PT	15,311,000	494,920
Gudang Garam Tbk PT	1,476,000	4,145,667
Indah Kiat Pulp and Paper Corp Tbk PT (I)	6,340,000	1,397,177
Indofood Sukses Makmur Tbk PT	8,505,000	3,477,698
International Nickel Indonesia Tbk PT	2,914,000	1,183,520
Kawasan Industri Jababeka Tbk PT (I)	15,626,500	174,379
Lippo Karawaci Tbk PT (I)	12,000,000	643,092
Matahari Putra Prima Tbk PT (I)	2,845,500	305,554
Medco Energi Internasional Tbk PT	4,015,500	1,063,457
Mitra Adiperkasa Tbk PT (I)	866,000	63,991
Panin Insurance Tbk PT (I)	1,443,000	41,445
Panin Life Tbk PT (I)	30,756,000	467,586
Polychem Indonesia Tbk PT (I)	1,930,000	27,694
Ramayana Lestari Sentosa Tbk PT	305,000	27,520
Sampoerna Agro Pt	45,500	13,401
Samudera Indonesia Tbk PT	74,500	26,336
Summarecon Agung Tbk PT	12,822,500	995,774
Suryainti Permata Tbk PT (I)	1,802,000	17,180
Timah Tbk PT	1,769,000	414,171
Trias Sentosa Tbk PT	1,000,000	20,872
Trimegah Securities Tbk PT	1,540,500	22,773
Truba Alam Manunggal Engineering PT (I)	19,436,000	241,956
Tunas Ridean Tbk PT	1,512,500	306,735

		30,937,202
Israel - 2.42%
Africa Israel Industries, Ltd.	575	26,381
Alvarion, Ltd. (I)	116,282	419,302
AudioCodes, Ltd. (I)	26,116	92,587
Bank Hapoalim, Ltd. (I)	2,321,779	9,733,455
Bank Leumi Le-Israel, Ltd. (I)	2,508,838	10,709,037
Baran Group, Ltd. (I)	3,200	20,451
Delta Galil Industries, Ltd. (I)	8,190	72,168
Discount Investment Corp.	25,268	645,698
Electra Israel, Ltd.	2,170	219,669
Electra Real Estate, Ltd. (I)	9,331	83,402
Elron Electronic Industries, Ltd. (I)	23,021	177,362
First International Bank of Israel, Ltd. (I)	98,744	342,048
First International Bank of Israel, Ltd. (I)	41,750	735,871
Formula Systems, Ltd. (I)	5,626	69,323
Formula Systems, Ltd., ADR (I)	3,500	42,735
Greenstone, Ltd. (I)	59,724	24,898
Koor Industries, Ltd.	11,087	303,175
Mivtach Shamir Holdings, Ltd. (I)	6,654	209,402
Mizrahi Tefahot Bank, Ltd. (I)	290,497	2,566,898
Oil Refineries, Ltd. (I)	1,716,777	913,377
Orbotech, Ltd. (I)	45,156	406,404
RADVision, Ltd. (I)	2,054	12,972
Retalix, Ltd. (I)	43,124	566,873
The Phoenix Holdings, Ltd. (I)	33,750	104,914

The accompanying notes are an integral part of the financial statements.	58

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Israel (continued)
Union Bank of Israel, Ltd. (I)	32,011	$161,195
		28,659,597
Malaysia - 3.73%
Affin Holdings BHD	1,046,800	811,261
Al Aqar KPJ	49,082	14,126
Alliance Financial Group BHD	1,817,500	1,486,626
AMDB BHD (I)	180,000	21,136
AMMB Holdings BHD	3,884,450	5,587,046
Ann Joo Resources BHD	374,700	308,242
Asas Dunia BHD (I)	94,000	17,942
Asia Pacific Land BHD (I)	282,100	23,618
Bandar Raya Developments BHD	1,190,700	643,057
Berjaya Assets BHD (I)	458,500	64,665
Berjaya Corp. BHD	3,188,500	1,219,425
Berjaya Land BHD	210,200	253,084
Berjaya Media BHD (I)	79,700	18,606
BIMB Holdings BHD	743,200	263,854
Boustead Holdings BHD	678,860	677,917
Cahya Mata Sarawak BHD	235,100	129,366
Dijaya Corp. BHD	16,900	4,392
DNP Holdings BHD	529,900	206,860
DRB-Hicom BHD	1,777,900	519,239
Eastern & Oriental BHD (I)	740,200	213,908
Eastern Pacific Industrial Corp. BHD	155,700	72,328
ECM Libra Financial Group BHD	1,207,400	234,461
Encorp BHD (I)	114,800	30,685
EON Capital BHD	633,500	1,283,129
Esso Malaysia BHD	89,000	65,606
General Corp. BHD	242,500	86,185
Globetronics Technology BHD	172,980	46,761
Glomac BHD	108,200	41,319
Goldis BHD (I)	268,500	96,189
Hap Seng Consolidated BHD	524,000	384,907
Hap Seng Plantations Holdings BHD	455,800	316,754
Hong Leong Credit BHD	534,400	1,208,079
Hong Leong Industries BHD	52,000	71,192
Hume Industries Malaysia BHD	138,900	174,122
Hunza Properties BHD	102,400	37,564
Hwang-DBS Malaysia BHD (I)	69,400	35,260
IGB Corp. BHD	1,989,800	1,025,267
IJM Corp. BHD	2,707,180	3,525,998
IJM Land BHD (I)	389,800	238,175
Insas BHD (I)	478,504	75,839
Integrated Logistics BHD	167,200	48,916
Jaks Resources BHD (I)	413,200	89,723
Jaya Tiasa Holdings BHD (I)	56,700	45,740
K&N Kenanga Holdings BHD (I)	154,200	39,932
Keck Seng BHD	178,900	215,323
Kian Joo Can Factory BHD	332,000	117,978
Kim Loong Resources BHD	37,800	22,651
Kinsteel BHD	605,400	177,367
KLCC Property Holdings BHD	1,299,200	1,248,301
KPJ Healthcare BHD	533,500	379,362
KSL Holdings BHD	155,066	58,227
KUB Malaysia BHD	592,900	81,785
Kulim Malaysia BHD	411,200	859,372
Kumpulan Hartanah Selangor BHD (I)	410,900	53,049
Landmarks BHD (I)	819,100	290,907
LBS Bina Group BHD (I)	210,000	45,791
Leader Universal Holdings BHD	490,700	126,760
Lion Corp. BHD (I)	812,793	78,704
Lion Diversified Holdings BHD	863,200	113,979
Lion Industries Corp. BHD	1,085,100	527,486
MAA Holdings BHD (I)	139,500	28,457

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
Malaysia Building Society BHD	482,500	$140,188
MBM Resources BHD	5,000	3,965
MEASAT Global BHD (I)	186,100	107,628
Mega First Corp. BHD	193,700	89,317
Melewar Industrial Group BHD (I)	62,200	11,966
MK Land Holdings BHD (I)	656,100	67,391
MMC Corp. BHD	1,962,100	1,406,137
MNRB Holdings BHD (I)	18,000	14,433
MTD ACPI Engineering BHD	88,100	13,008
Muhibbah Engineering M BHD	859,000	235,669
Mulpha International BHD (I)	2,033,000	250,619
Naim Holdings BHD	228,400	226,563
NCB Holdings BHD	4,000	3,864
Nylex Malaysia BHD (I)	55,510	11,762
Oriental Holdings BHD	425,600	699,642
OSK Holdings BHD	1,295,625	469,249
OSK Property Holdings BHD	80,236	12,371
OSK Ventures International BHD (I)	157,045	26,754
Panasonic Manufacturing Malaysia BHD	8,100	30,226
Pelikan International Corp. BHD	415,200	151,120
PJ Development Holdings BHD	297,900	64,721
PPB Group BHD	1,088,600	5,180,066
Protasco BHD	141,500	41,145
Proton Holdings BHD (I)	656,100	780,004
Ranhill BHD	382,200	88,693
RHB Capital BHD	827,700	1,282,948
Scomi Group BHD	2,062,900	254,270
Selangor Dredging BHD	328,000	52,025
Shangri-La Hotels BHD	24,100	12,604
Shell Refining Company Federation of
Malaya BHD	150,600	473,184
SHL Consolidated BHD	185,100	59,789
Southern Steel BHD	96,200	62,063
Sunrise BHD	495,650	309,022
Sunway City BHD	519,300	503,488
Sunway Holdings, Inc. BHD (I)	370,700	153,421
Suria Capital Holdings BHD	286,100	125,945
Ta Ann Holdings BHD	246,100	348,687
TA Enterprise BHD	2,443,400	487,588
TA Global BHD (I)	1,466,040	189,953
Talam Corp. BHD (I)	1,080,000	39,625
TAN Chong Motor Holdings BHD	963,800	897,512
TDM BHD	150,700	73,907
Tebrau Teguh BHD (I)	548,034	104,905
Time.com BHD (I)	1,972,700	222,872
Titan Chemicals Corp. (I)	1,472,700	537,217
Tradewinds Corp. BHD	660,000	113,545
Tradewinds Malaysia BHD	82,400	69,201
Unico-desa Plantations Bhdunico-desa
Plantations BHD	107,500	24,865
Unisem (M) BHD	688,400	446,341
United Malacca BHD	83,200	188,126
VS Industry BHD	166,897	61,262
WTK Holdings BHD	477,500	164,094
YNH Property BHD (I)	956,568	463,607
YTL Cement BHD	53,800	64,171
Zelan BHD (I)	600,800	111,984

		44,208,722
Mexico - 5.99%
Alfa SA de CV	793,000	5,336,975
Alsea SAB de CV	483,850	436,201
Axtel SAB de CV (I)	1,028,937	830,983
Bolsa Mexicana de Valores SA de CV (I)	381,800	546,777

The accompanying notes are an integral part of the financial statements.	59

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Mexico (continued)
Carso Infraestructura y Construccion SA
de CV (I)	483,300	$310,137
Cemex SAB de CV, SADR (I)(L)	1,506,953	14,406,471
Coca-Cola Femsa SAB de CV (L)	40,521	2,601,853
Consorcio ARA SA de CV (I)	1,364,000	930,796
Corp. GEO SA de CV (I)	842,752	2,483,066
Dine SA de CV (I)	103,700	53,561
Embotelladoras Arca SA de CV	916,541	3,001,725
Empresas ICA SA de CV (I)(L)	201,733	1,781,302
Empresas ICA Sociedad Controladora SA
de CV (I)	25,600	56,776
GMD Resorts SAB de CV (I)	69,300	15,727
Grupo Aeroportuario del Centro Norte Sab
de CV	292,200	464,194
Grupo Aeroportuario del Pacifico SA
de CV (L)	128,400	4,356,612
Grupo Aeroportuario del Sureste SA de CV	27,200	146,234
Grupo Aeroportuario del Sureste SA
de CV (L)	39,550	2,110,784
Grupo Carso SA de CV	1,218,100	4,337,284
Grupo Cementos de Chihuahua SA de CV (I)	57,000	191,808
Grupo Famsa SAB de CV (I)	270,433	514,056
Grupo Financiero Banorte SA de CV	2,763,470	10,350,253
Grupo Industrial Maseca SA de CV	2,600	1,526
Grupo Industrial Saltillo SA de CV (I)	100,600	59,045
Grupo Kuo SAB de CV (I)	164,700	148,223
Grupo Mexicano de Desarrollo (I)	69,300	29,285
Grupo Simec SAB de CV (I)	198,600	500,758
Industrias CH SA de CV (I)	358,600	1,167,420
Organizacion Soriana SA de CV (I)	1,728,200	4,674,027
Qualitas Compania de Seguros SA de CV	364,900	195,894
Telmex Internacional SAB de CV, ADR (L)	382,500	6,992,100
Urbi Desarrollos Urbanos SA de CV (I)	915,100	2,019,488

		71,051,341
Philippines - 0.67%
Ayala Corp.	45,000	284,938
Benpres Holdings Corp. (I)	4,119,000	263,741
China Banking Corp.	17,744	138,717
DMCI Holdings, Inc.	3,234,000	752,231
Empire East Land Holdings, Inc. (I)	5,890,000	47,196
Filinvest Development Corp.	404,000	15,859
Filinvest Land, Inc.	28,408,750	498,027
First Philippine Holdings Corp.	546,800	585,521
Megaworld Corp.	23,269,000	593,202
Metropolitan Bank & Trust Company	1,329,500	1,280,758
Philippine National Bank (I)	740,400	356,622
Rizal Commercial Banking Corp.	553,700	206,695
Robinsons Land Corp.	3,450,500	988,857
Security Bank Corp.	197,018	226,273
Union Bank of Philippines	340,600	276,654
Universal Robina Corp.	2,161,100	1,017,425
Vista Land & Lifescapes, Inc.	9,526,000	400,149

		7,932,865
Poland - 1.84%
Agora SA (I)	92,656	764,160
Asseco Poland SA	80,863	1,549,412
Bank BPH SA (I)	23,715	603,847
Bank Handlowy w Warszawie SA (I)	33,968	856,629
Bank Millennium SA (I)	783,960	1,048,436
Bioton SA (I)	5,054,898	313,244
Boryszew SA (I)	53,854	29,804
Ciech SA (I)	34,746	397,408
Echo Investment SA (I)	671,909	896,280

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Poland (continued)
Emperia Holding SA	2,613	$74,844
Fabryki Mebli Forte SA	23,417	99,817
Firma Oponiarska Debica SA	7,943	184,399
Grupa Kety SA (I)	23,810	936,546
Grupa Lotos SA (I)	123,912	1,170,007
Impexmetal SA	74,550	69,114
Kopex SA (I)	75,475	591,483
Kredyt Bank SA (I)	59,632	284,229
LC Corp. SA (I)	425,367	217,628
Mostostal-Export SA (I)	22,387	12,999
Netia SA (I)	376,393	617,554
Orbis SA (I)	61,821	722,766
Pekaes SA	6,381	25,351
Pfleiderer Grajewo SA (I)	6,153	28,476
Pol-Aqua SA (I)	4,966	27,983
Polnord SA (I)	21,127	239,932
Polska Grupa Farmaceutyczna SA (I)	7,974	129,309
Polski Koncern Naftowy Orlen SA (I)	766,761	8,684,705
Stalexport Autostrady SA (I)	202,394	115,429
Sygnity SA (I)	28,494	123,954
Synthos SA (I)	1,964,944	916,473
Zaklady Azotowe Pulawy SA	5,249	126,025
Zaklady Azotowe w Tarnowie-Moscicach SA	3,000	16,237

		21,874,480
Russia - 2.75%
Gazprom OAO	455,805	10,147,179
Lukoil OAO	288,612	15,165,343
Magnitogorsk Iron & Steel Works (I)	13,600	179,384
RusHydro, ADR	315,577	1,366,448
Severstal, ADR (I)	24,500	296,450
Surgutneftegaz, SADR	668,105	5,462,577

		32,617,381
South Africa - 9.84%
ABSA Group, Ltd.	423,364	7,285,353
Aeci, Ltd.	187,934	1,458,199
Afgri, Ltd.	672,603	510,058
African Bank Investments, Ltd.	874,834	3,512,367
Allied Electronics Corp., Ltd.	93,711	315,806
Argent Industrial, Ltd.	106,615	113,266
Aveng, Ltd.	774,939	3,755,485
Barloworld, Ltd.	411,101	2,152,784
Bell Equipment, Ltd. (I)	83,308	112,265
Caxton & CTP Publishers & Printers, Ltd.	251,175	481,775
Ceramic Industries, Ltd.	1,781	23,985
Cipla Medpro South Africa, Ltd. (I)	553,406	389,655
DataTec, Ltd.	323,118	1,286,955
Eqstra Holdings, Ltd. (I)	91,166	72,045
Freeworld Coatings, Ltd.	26,940	32,798
Gold Fields, Ltd. (L)	1,201,658	13,807,050
Grindrod, Ltd.	745,786	1,420,859
Harmony Gold Mining Company, Ltd. (L)	576,931	5,267,380
Hulamin, Ltd. (I)	109,348	162,741
Iliad Africa, Ltd.	269,008	286,413
Imperial Holdings, Ltd.	332,645	4,042,755
Investec, Ltd.	414,998	2,930,140
JD Group, Ltd.	360,070	1,996,672
Kap International Holdings, Ltd. (I)	90,584	29,325
Lewis Group, Ltd.	100,651	722,690
Merafe Resources, Ltd. (I)	2,035,010	382,328
Metair Investments, Ltd. (I)	99,170	64,208
Metorex, Ltd. (I)	16,745	7,943
Metropolitan Holdings, Ltd.	1,019,364	1,848,606
Mondi, Ltd.	285,579	1,629,665

The accompanying notes are an integral part of the financial statements.	60

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
Mvelaphanda Group, Ltd. (I)	555,725	$597,261
Nampak, Ltd.	1,079,367	2,293,495
Nedbank Group, Ltd.	370,590	5,763,122
Northam Platinum, Ltd.	195,797	1,130,309
Nu-World Holdings, Ltd.	9,429	21,196
Omnia Holdings, Ltd. (I)	92,644	725,219
Palabora Mining Company, Ltd.	7,609	112,366
Peregrine Holdings, Ltd.	219,538	307,092
PSG Group, Ltd.	183,733	525,110
Sanlam, Ltd.	4,143,344	13,117,164
Sappi, Ltd. (I)	189,700	725,706
Sappi, Ltd., SADR (I)	413,417	1,550,314
Simmer and Jack Mines, Ltd. (I)	604,228	111,156
Standard Bank Group, Ltd.	1,927,232	26,842,565
Steinhoff International Holdings, Ltd. (I)	2,273,032	5,633,336
Super Group, Ltd. (I)	1,892,967	161,940
Tiger Wheels, Ltd. (I)	14,267	0
Trans Hex Group, Ltd. (I)	25,075	11,389
Trencor, Ltd.	225,876	878,979
Value Group, Ltd.	267,946	117,969

		116,727,259
South Korea - 11.87%
Aekyung Petrochemical Company, Ltd.	1,450	19,118
Artone Paper Manufacturing Company, Ltd. (I)	3,004	11,799
Asia Cement Company, Ltd.	4,430	188,245
Asia Paper Manufacturing Company, Ltd.	2,000	18,287
Asiana Airlines, Inc. (I)	120,880	393,704
AUK Corp.	5,400	10,776
BNG Steel Company, Ltd. (I)	1,630	11,189
Boryung Pharmaceutical Company, Ltd.	1,248	34,158
Busan Bank	184,360	1,849,967
Byucksan Engineering &
Construction Company, Ltd.	6,140	12,277
Chokwang Leather Company, Ltd. (I)	2,300	15,130
Chong Kun Dang Pharm Corp.	1,200	20,270
Choongwae Pharma Corp.	3,519	54,885
Chosun Refractories Company, Ltd.	1,160	54,484
CJ CheilJedang Corp.	97	17,507
CJ Corp.	17,996	1,066,467
D.I Corp (I)	8,700	9,367
Dae Chang Industrial Company, Ltd.	27,000	20,919
Dae Dong Industrial Company, Ltd.	2,600	52,461
Dae Han Flour Mills Company, Ltd.	1,742	192,923
Dae Won Kang Up Company, Ltd.	18,609	30,003
Daeduck Electronics Company, Ltd.	58,880	306,329
Daeduck GDS Company, Ltd.	5,010	40,053
Daegu Bank	185,600	2,366,366
Daehan Steel Company, Ltd.	9,350	103,525
Daehan Synthetic Fiber Company, Ltd.	130	6,971
Daekyo Company, Ltd.	62,070	296,502
Daelim Industrial Company, Ltd.	39,600	2,431,216
Daesang Corp. (I)	18,320	111,279
Daesung Industrial Company, Ltd.	1,883	128,303
Daewoo Engineering &
Construction Company, Ltd.	122,910	1,201,938
Daewoo Motor Sales Corp. (I)	53,167	329,701
Daewoong Company, Ltd.	620	10,314
Daishin Securities Company, Ltd.	67,580	908,049
Daiyang Metal Company, Ltd. (I)	4,090	6,695
Daou Technology, Inc.	48,110	310,913
Digital Power Communications Company, Ltd.	14,000	15,094
Dong Ah Tire & Rubber Company, Ltd.	3,100	20,765
Dong Wha Pharmaceutical Company, Ltd.	20,150	103,966
Dong-Il Corp.	645	27,243

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Dongbang Transport Logistics Company, Ltd.	5,650	$11,614
Dongbu Corp.	16,730	97,716
Dongbu HiTek Company, Ltd. (I)	41,060	221,051
Dongbu Securities Company, Ltd. (I)	28,389	148,653
Dongbu Steel Company, Ltd.	26,723	229,975
Dongil Paper Manufacturing Company, Ltd.	13,000	10,086
Dongkuk Steel Mill Company, Ltd.	54,660	1,073,487
Dongwon F&B Company, Ltd.	880	35,250
Dongyang Engineering & Construction Corp.	1,469	18,429
Dongyang Mechatronics Corp.	24,424	111,915
Doosan Corp.	507	47,145
Doosan Industrial Development Company, Ltd.	44,670	244,012
Engene Investment & Securities
Company, Ltd. (I)	642,760	481,669
F&F Company, Ltd.	5,100	17,102
Fursys, Inc.	1,550	37,023
Gaon Cable Company, Ltd.	1,218	30,255
Global & Yuasa Battery Company, Ltd.	810	16,428
GS Holdings Corp.	72,730	2,393,319
Gwangju Shinsegae Company, Ltd.	540	59,807
Hae In Corp.	1,846	5,202
Halla Climate Control Company, Ltd.	43,190	483,837
Halla Engineering & Construction Corp.	7,790	126,018
Hana Financial Group, Inc.	194,920	5,623,048
Handok Pharmaceuticals Company, Ltd.	1,000	14,438
Handsome Company, Ltd.	16,628	196,330
Hanil Cement Manufacturing Company, Ltd.	8,549	538,009
Hanil Construction Company, Ltd. (I)	1,470	5,443
Hanil E-Wha Company, Ltd.	6,400	31,367
Hanjin Heavy Industries &
Construction Company, Ltd.	26,430	496,253
Hanjin Heavy Industries & Construction
Holdings Company, Ltd.	15,080	135,076
Hanjin Shipping Company, Ltd. (I)	70,950	1,688,266
Hanjin Shipping Holdings Company, Ltd. (I)	13,679	187,258
Hanjin Transportation Company, Ltd.	12,470	352,415
Hankook Cosmetics Company, Ltd.	6,300	15,153
Hankuk Electric Glass Company, Ltd.	3,370	84,389
Hankuk Glass Industries, Inc.	1,820	32,842
Hankuk Paper Manufacturing Company, Ltd.	3,690	90,397
Hanshin Construction Company, Ltd.	3,010	35,432
Hansol Chemical Company, Ltd.	3,500	35,243
Hansol CSN Company, Ltd.	23,450	29,494
Hansol LCD, Inc.	390	11,003
Hansol Paper Company, Inc.	48,030	432,369
Hanssem Company, Ltd.	6,330	68,744
Hanwha Chemical Corp.	113,670	1,492,626
Hanwha Securities Company, Ltd.	57,600	426,684
Hanwha Timeworld Company, Ltd.	1,700	19,121
Hanyang Securities Company, Ltd.	12,220	110,562
Heung-A Shipping Company, Ltd.	51,105	35,047
Hite Holdings Company, Ltd.	8,280	145,545
Honam Petrochemical Corp.	20,627	2,123,309
Hotel Shilla Company, Ltd.	22,640	389,978
HS R&A Company, Ltd.	2,200	15,276
Husteel Company, Ltd.	5,310	72,158
Hwa Shin Company, Ltd.	14,690	62,883
Hwacheon Machine Tool Company, Ltd.	730	22,779
HwaSung Industrial Company, Ltd. (I)	3,530	15,787
Hyosung Corp.	16,050	1,209,803
Hyundai Cement Company, Ltd.	2,370	26,333
Hyundai DSF Company, Ltd.	2,800	18,637
Hyundai Elevator Company, Ltd.	3,641	161,960
Hyundai H & S Company, Ltd.	5,183	334,965
Hyundai Hysco Company, Ltd.	41,680	635,308

The accompanying notes are an integral part of the financial statements.	61

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Hyundai Merchant Marine Company, Ltd.	21,550	$542,457
Hyundai Mipo Dockyard Company, Ltd.	17,062	1,910,360
Hyundai Motor Company, Ltd.	197,506	19,562,619
Hyundai Pharmaceutical
Industrial Company, Ltd.	9,400	16,535
Hyundai Securities Company, Ltd.	194,107	2,180,856
Hyundai Steel Company	78,472	6,000,506
Il Dong Pharmaceutical Company, Ltd.	4,520	119,438
Iljin Diamond Company, Ltd. (I)	712	5,578
Iljin Holdings Company, Ltd.	15,328	36,445
Ilsung Pharmaceutical Company, Ltd.	1,470	88,678
Industrial Bank of Korea	138,260	1,571,905
Inzi Controls Company, Ltd.	6,490	15,495
IS Dongseo Company, Ltd.	10,880	70,147
ISU Chemical Company, Ltd.	7,260	78,816
Jahwa Electronics Company, Ltd.	13,850	82,059
Jeil Mutual Savings Bank	1,850	11,233
Jeil Pharmaceutical Company	1,910	14,768
Jeonbuk Bank, Ltd.	62,192	379,438
Joongang Construction Company, Ltd. (I)	2,700	9,469
KB Financial Group, Inc., ADR (I)(L)	258,174	10,809,745
KC Tech Company, Ltd.	14,278	56,764
KCC Corp.	6,948	2,111,943
KCTC	1,100	16,306
Keangnam Enterprises, Ltd. (I)	11,908	95,613
Keyang Electric Machinery Company, Ltd.	18,120	37,536
KG Chemical Corp.	5,600	60,769
Kia Motors Corp.	269,640	5,051,190
KISCO Corp.	4,286	148,005
KISCO Holdings Company, Ltd.	783	38,467
KISWIRE, Ltd.	6,149	183,342
Kolon Engineering &
Construction Company, Ltd.	27,010	116,589
Korea Airport Service Company, Ltd.	1,020	28,513
Korea Cast Iron Pipe Industries Company, Ltd.	6,600	25,825
Korea Circuit Company, Ltd. (I)	5,500	14,327
Korea Development Corp. (I)	2,330	8,690
Korea Development Financing Corp.	1,960	54,076
Korea Electric Terminal Company, Ltd.	7,230	122,747
Korea Exchange Bank	344,640	3,785,622
Korea Express Company, Ltd. (I)	1,779	86,018
Korea Flange Company, Ltd. (I)	1,830	16,114
Korea Green Paper Manufacturing
Company, Ltd. (I)	3,607	4,511
Korea Investment Holdings Company, Ltd.	58,647	1,530,538
Korea Kumho Petrochemical
Company, Ltd. (I)	15,040	234,954
Korea Line Corp. (I)	10,777	399,190
Korea Mutual Savings Bank (I)	870	9,335
Korean Air Lines Company, Ltd. (I)	51,180	2,566,322
Korean Petrochemical
Industrial Company, Ltd.	2,450	81,692
KP Chemical Corp.	43,550	299,442
KPX Chemcial Company, Ltd.	1,601	61,977
KTB Network Corp. (I)	70,470	189,958
Kukdo Chemical Company, Ltd.	4,840	116,797
Kumho Industrial Company, Ltd. (I)	36,950	136,891
Kumho Investment Bank	60,370	58,772
Kumho Tire Company, Inc. (I)(L)	53,240	156,214
Kumkang Industrial Company, Ltd.	1,400	10,795
Kwang Dong Pharmaceutical Company, Ltd.	54,350	127,881
Kyeryong Construction
Industrial Company, Ltd.	8,060	135,239
Kyung Nong Corp.	11,060	37,671
Kyungbang, Ltd. (I)	681	65,748

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Lee Ku Industrial Company, Ltd.	8,740	$10,392
LG Display Company, Ltd., ADR (I)(L)	290,450	4,368,368
Livart Furniture Company, Ltd.	10	69
Lotte Chilsung Beverage Company, Ltd.	1,027	718,023
Lotte Confectionery Company, Ltd.	1,049	1,107,330
Lotte Samkang Company, Ltd.	902	184,808
Lotte Shopping Company, Ltd.	13,543	3,726,952
Manho Rope & Wire, Ltd.	1,400	17,556
Meritz Investment Bank (I)	63,031	43,721
Meritz Securities Company, Ltd.	259,560	263,808
Moorim Paper Company, Ltd.	4,880	35,488
Namyang Dairy Products Company, Ltd.	646	282,394
Nexen Corp.	1,670	62,941
Nong Shim Holdings Company, Ltd.	1,340	73,920
On*Media Corp. (I)	92,630	266,521
Pacific Corp.	4,328	443,117
Pang Rim Company, Ltd.	950	10,813
PaperCorea, Inc. (I)	2,900	17,900
Poonglim Industrial Company, Ltd. (I)	5,520	10,785
Poongsan Corp. (I)	6,919	114,400
Poongsan Holdings Corp.	1,300	20,126
POSCP Coated & Color Steel Company, Ltd.	1,600	32,864
Pulmuone Company, Ltd.	1,122	47,590
Pumyang Construction Company, Ltd.	2,342	11,350
Pusan City Gas Company, Ltd.	7,810	136,698
S&T Daewoo Company, Ltd. (I)	810	18,438
S&T Dynamics Company, Ltd.	11,410	142,569
S&T Holdings Company, Ltd.	2,360	28,871
Saehan Media Company, Ltd. (I)	6,266	19,221
Sam Kwang Glass Industrial Company, Ltd.	860	29,564
Sam Lip General Foods Company, Ltd.	3,850	28,638
Sam Young Electronics Company, Ltd.	13,690	116,262
Sam Yung Trading Company, Ltd.	4,666	18,363
Sambu Construction Company, Ltd.	5,016	90,530
Samho International Company, Ltd. (I)	6,780	17,233
Samick Musical Instruments Company, Ltd.	8,830	6,659
Samick THK Company, Ltd.	11,120	23,195
Samsung SDI Company, Ltd.	48,621	5,380,481
Samwhan Corp.	3,850	30,517
Samyang Corp.	7,861	263,145
Samyang Genex Company, Ltd.	1,932	101,611
Samyang Tongsang Company, Ltd.	690	14,401
Savezone I&C Corp. (I)	16,880	29,099
Seah Besteel Corp.	15,200	206,915
SeAH Holdings Corp.	1,133	57,052
SeAH Steel Corp.	2,632	74,145
Sebang Company, Ltd.	10,890	121,084
Sejong Industrial Company, Ltd.	7,830	56,690
SGWICUS Corp. (I)	4,800	9,926
SH Chemical Company, Ltd. (I)	31,743	14,908
Shin Poong Pharmaceutical Company, Ltd.	1,880	46,278
Shinhan Engineering & Construction
Company, Ltd. (I)	3,177	27,234
Shinhan Financial Group
Company, Ltd., SADR (I)(L)	157,639	11,460,355
Shinhan Financial Group Company, Ltd.	65,000	2,341,907
Shinsegae Engineering &
Construction Company, Ltd.	1,110	12,484
Shinsung ENG Company, Ltd. (I)	3,222	7,440
Shinsung FA Company, Ltd.	3,222	7,328
Shinyoung Securities Company, Ltd.	7,210	236,177
Silla Company, Ltd.	12,407	127,223
Sindoh Company, Ltd.	5,604	261,379
SJM Company, Ltd.	8,130	34,686
SK Gas Company, Ltd.	2,662	99,619

The accompanying notes are an integral part of the financial statements.	62

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
SK Holdings Company, Ltd.	39,835	$2,965,873
SKC Company, Ltd.	28,030	423,662
SL Corp.	5,830	36,096
Solomon Mutual Savings Bank (I)	3,600	14,098
Ssangyong Cement Industrial
Company, Ltd. (I)	21,560	140,486
STX Pan Ocean Company, Ltd.	104,770	1,064,632
STX Shipbuilding Company, Ltd.	15,540	159,953
Suheung Capsule Company, Ltd.	9,580	56,637
Sung Bo Chemicals Company, Ltd.	410	10,749
Sungjee Construction Company, Ltd. (I)	2,210	6,178
Sungshin Cement Company, Ltd. (I)	5,760	37,719
Sungwon Corp. (I)	4,230	5,012
Sunjin Company, Ltd. (I)	1,010	30,121
Tae Kyung Industrial Company, Ltd.	14,930	60,961
Taegu Department Store Company, Ltd.	6,440	67,429
Taekwang Industrial Company, Ltd.	613	348,277
Taeyoung Engineering & Construction, Ltd.	62,140	265,463
Taihan Electric Wire Company, Ltd. (I)	34,660	488,027
Tec & Company (I)	57,230	15,298
Telcoware Company, Ltd.	4,000	27,484
The Basic House Company, Ltd. (I)	1,500	9,512
Trybrands, Inc. (I)	3,036	15,571
TS Corp.	2,406	98,306
Uangel Corp.	7,990	46,127
Unid Company, Ltd.	2,000	62,147
Union Steel Company, Ltd. (I)	5,560	95,429
Wiscom Company, Ltd.	3,680	12,899
Woongjin Holdings Company, Ltd. (I)	39,680	320,076
Woori Finance Holdings Company, Ltd.	19,710	221,472
Woori Financial Company, Ltd.	3,100	22,677
Woori Investment & Securities Company, Ltd.	122,940	1,572,018
YESCO Company, Ltd.	1,480	30,633
Yoosung Enterprise Company, Ltd.	10,176	19,266
Youlchon Chemical Company, Ltd.	18,290	144,690
Young Poong Corp.	25	11,292
Youngone Corp.	18,824	154,375
Youngone Holdings Company, Ltd.	4,706	121,561
YuHwa Securities Company, Ltd.	3,240	41,492

		140,713,070
Taiwan - 11.33%
Accton Technology Corp.	834,000	363,670
Achem Technology Corp.	282,000	123,243
Action Electronics Company, Ltd. (I)	201,000	77,315
Advanced Semiconductor Engineering, Inc.	506,974	402,708
AGV Products Corp. (I)	753,505	260,611
Allis Electric Company, Ltd. (I)	135,000	47,649
Arima Communication Corp. (I)	344,000	135,374
Arima Optoelectronics Corp. (I)	233,134	65,894
Asia Cement Corp.	277,000	253,747
Asia Optical Company, Inc.	29,000	58,482
Asia Polymer Corp.	337,000	288,490
Asustek Computer, Inc.	1,778,516	3,132,183
AU Optronics Corp. (L)	1,215,245	12,602,091
Audix Corp.	81,200	55,663
Aurora Systems Corp.	63,000	41,304
Avision, Inc.	253,916	124,853
Bank of Kaohsiung, Ltd. (I)	495,680	159,845
BES Engineering Corp.	2,538,200	589,166
C Sun Manufacturing, Ltd.	50,729	27,149
Cameo Communications, Inc.	200,000	98,740
Carnival Industrial Corp. (I)	198,000	47,926
Catcher Technology Company, Ltd.	116,000	236,727
Cathay Chemical Works, Inc.	73,000	24,677

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Cathay Real Estate Development
Company, Ltd. (I)	1,529,000	$619,197
Central Reinsurance Company, Ltd. (I)	269,535	104,291
Chain Qui Development Company, Ltd.	76,000	60,841
Champion Building Materials Company, Ltd.	389,526	232,527
Chang Hwa Commercial Bank, Ltd.	3,732,000	1,643,675
Charoen Pokphand Enterprisecharoen
Pokphand Enterprise	86,000	36,179
Cheng Loong Corp. (I)	1,606,000	600,530
Chenming Mold Industrial Corp.	92,128	53,739
Chi Mei Optoelectronics Corp. (I)	5,882,950	4,058,488
Chia Hsin Cement Corp. (I)	797,560	362,807
Chien Shing Stainless Steel Company, Ltd. (I)	181,000	35,255
Chilisin Electronics Corp.	63,240	55,241
Chin-Poon Industrial Company, Ltd.	466,466	360,770
China Airlines, Ltd. (I)	1,978,730	640,906
China Development Financial
Holdings Corp. (I)	14,866,216	4,043,110
China Electric Manufacturing Corp.	456,000	292,535
China General Plastics Corp. (I)	588,000	229,854
China Glaze Company, Ltd. (I)	109,203	56,784
China Manmade Fibers Corp. (I)	2,062,000	462,006
China Metal Products Company, Ltd.	356,999	465,023
China Motor Company, Ltd. (I)	1,144,905	654,505
China Petrochemical Development Corp. (I)	3,005,780	1,095,561
China Steel Structure Company, Ltd.	107,000	75,779
China Synthetic Rubber Corp.	17,937	16,321
China Wire & Cable Company, Ltd. (I)	120,000	40,890
Chinatrust Finance Holding Company, Ltd.	82,541	44,700
Ching Feng Home Fashions Company, Ltd. (I)	108,780	35,122
Chun Yu Works & Company, Ltd.	115,000	32,891
Chun Yuan Steel Industrial Company, Ltd.	652,980	256,362
Chung Hwa Pulp Corp.	622,000	287,806
Chunghwa Picture Tubes, Ltd. (I)	12,554,000	1,218,610
CMC Magnetics Corp. (I)	4,140,000	1,071,679
Collins Company, Ltd. (I)	155,400	53,062
Compeq Manufactuing Company, Ltd. (I)	1,614,000	421,325
Continental Engineering Corp.	875,000	313,588
D-Link Corp.	419,770	426,184
Delpha Construction Company, Ltd. (I)	134,554	49,033
E.Sun Financial Holding Company, Ltd. (I)	5,578,191	2,065,416
Eastern Media International Corp. (I)	1,061,053	243,937
Eclat Textile Company, Ltd.	126,072	77,935
Edom Technology Company, Ltd. (I)	64,000	33,543
Elitegroup Computer Systems Company, Ltd.	1,024,576	410,129
Enlight Corp. (I)	164,799	6,471
Entie Commercial Bank (I)	92,000	23,167
Eternal Chemical Company, Ltd.	269,973	261,459
EVA Airways Corp. (I)	2,425,567	918,071
Everest Textile Company, Ltd. (I)	224,000	39,700
Evergreen Marine Corp. (I)	1,785,000	1,067,936
Everlight Chemical Industrial Corp.	597,000	503,049
Everspring Industry Company, Ltd. (I)	61,000	19,056
Evertop Wire Cable Corp. (I)	98,275	19,284
Excel Cell Electronic Company, Ltd.	29,000	14,910
Far Eastern International Bank (I)	2,255,652	693,617
Federal Corp. (I)	609,527	431,341
First Copper Technology Company, Ltd. (I)	169,000	75,974
First Financial Holding Company, Ltd.	6,324,375	3,399,061
First Insurance Company, Ltd. (I)	302,165	114,400
Formosa Taffeta Company, Ltd.	1,516,000	1,126,697
Formosan Rubber Group, Inc.	767,000	598,360
Formosan Union Chemical	177,595	73,882
FSP Technology, Inc.	352,600	427,627
FU I Industrial Company, Ltd. (I)	159,000	41,612

The accompanying notes are an integral part of the financial statements.	63

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Fwusow Industry Company, Ltd. (I)	103,000	$35,553
Getac Technology Corp.	601,000	456,514
Giantplus Technology Company, Ltd. (I)	205,000	105,991
Gigabyte Technology Company, Ltd.	827,000	753,722
Gold Circuit Electronics, Ltd.	794,171	275,422
Goldsun Development &
Construction Company, Ltd.	2,115,665	803,456
Gordon Auto Body Parts Company, Ltd.	51,184	20,368
Grand Pacific Petrochemical Corp. (I)	1,153,000	581,828
Great China Metal Industry Company, Ltd.	303,000	186,018
GTM Corp. (I)	95,000	55,918
Hannstar Board Corp.	54,000	45,675
HannStar Display Corp. (I)	6,121,000	1,223,039
Hey Song Corp.	572,000	346,132
Hitron Technology, Inc.	70,432	41,566
Ho Tung Chemical Corp. (I)	739,555	362,820
Hocheng Group Corp. (I)	177,000	58,124
Hold-Key Electric Wire & Cable
Company, Ltd. (I)	134,640	78,432
Holystone Enterprise Company, Ltd.	54,000	77,811
Hong TAI Electric Industrial Company, Ltd.	328,000	127,350
Hsin Kuang Steel Company, Ltd.	420,153	428,483
Hsing TA Cement Company, Ltd.	227,000	68,419
Hua Eng Wire & Cable Company, Ltd. (I)	1,053,000	360,616
Hua Nan Financial Holdings Company, Ltd.	806,000	502,330
Hung Ching Development Company, Ltd.	191,000	115,241
Hung Sheng Construction Company, Ltd.	821,000	469,285
Hwa Fong Rubber Company, Ltd. (I)	584,770	245,668
Ichia Technologies, Inc. (I)	512,300	259,327
InnoLux Display Corp.	2,229,950	3,167,427
International Semiconductor
Technology, Ltd. (I)	338,000	164,735
Inventec Company, Ltd.	3,180,155	1,738,703
Johnson Health Tech Company, Ltd.	87,720	113,543
Jui Li Enterprise Company, Ltd. (I)	66,950	17,045
K Laser Technology, Inc.	82,214	53,266
Kaulin Manufacturing Company, Ltd.	164,490	91,994
KEE TAI Properties Company, Ltd.	578,037	284,455
Kindom Construction Company, Ltd.	561,000	408,320
King Yuan Electronics Company, Ltd.	1,864,706	815,925
King’s Town Bank (I)	847,000	208,055
Kinko Optical Company, Ltd. (I)	88,000	67,105
Kinpo Electronics, Inc. (I)	2,071,724	585,526
Kwong Fong Industries Corp. (I)	933,000	283,009
L&K Engineering Company, Ltd.	57,000	61,411
Lan Fa Textile Company, Ltd. (I)	169,781	46,255
Lead Data, Inc. (I)	164,173	38,399
Lealea Enterprise Company, Ltd. (I)	1,142,500	324,202
LEE CHI Enterprises Company, Ltd.	110,000	34,939
Lelon Electronics Corp. (I)	92,000	45,082
Leofoo Development Company, Ltd. (I)	25,000	13,606
Li Peng Enterprise Company, Ltd. (I)	448,864	197,411
Lien Hwa Industrial Corp.	927,954	410,349
Lingsen Precision Industries, Ltd.	304,101	150,134
Lite-On Technology Corp.	2,148,639	2,764,871
Long Chen Paper Company, Ltd. (I)	343,476	106,379
Lucky Cement Corp. (I)	190,000	44,111
Macronix International Company, Ltd.	2,379,879	1,275,221
Masterlink Securities Corp (I)	1,014,000	402,753
Mayer Steel Pipe Corp. (I)	63,781	42,591
Mega Financial Holding Company, Ltd.	13,548,000	7,492,175
Meiloon Industrial Company, Ltd.	112,231	44,390
Micro-Star International Company, Ltd.	1,345,488	804,768
Microelectronics Technology	130,000	75,325
Mitac International	2,182,916	938,472

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Mobiletron Electronics Company, Ltd. (I)	31,000	$22,690
Mustek Systems, Inc. (I)	40,151	9,433
Nien Hsing Textile Company, Ltd.	658,000	348,444
Optimax Technology Corp. (I)	319,000	30,158
Oriental Union Chemical Corp.	183,000	145,065
Pacific Construction Company, Ltd. (I)	267,000	49,320
Pan Jit International, Inc.	418,806	357,979
Phihong Technology Company, Ltd.	666,573	608,341
Pou Chen Corp.	1,230,400	906,469
President Securities Corp. (I)	135,000	74,426
Prodisc Technology, Inc. (I)	540,000	9,980
Quintain Steel Company, Ltd. (I)	126,750	39,477
Radiant Opto-Electronics Corp.	121,000	147,921
Ralec Electronic Corp.	76,292	122,311
Rexon Industrial Corp., Ltd. (I)	153,000	41,502
Ritek Corp. (I)	4,555,428	1,131,023
Sampo Corp. (I)	1,763,000	279,036
Sanyang Industrial Company, Ltd. (I)	1,060,481	370,068
SDI Corp.	137,000	148,402
Sheng Yu Steel Company, Ltd.	151,000	103,993
Shinkong Insurance Company, Ltd. (I)	151,788	96,927
Shinkong Synthetic Fibers Corp. (I)	2,445,000	798,878
Sigurd Microelectronics Corp.	275,326	144,074
Sinbon Electronics Company, Ltd.	78,000	50,914
Sinon Corp.	520,150	213,897
SinoPac Holdings Company, Ltd. (I)	11,016,000	3,551,264
Siward Crystal Technology Company, Ltd.	65,301	27,060
Solomon Technology Corp. (I)	81,036	33,258
Southeast Cement Company, Ltd. (I)	390,000	126,275
Spirox Corp.	62,369	46,809
Springsoft, Inc.	348,000	359,733
Stark Technology, Inc.	148,000	130,435
Ta Chen Stainless Pipe Company, Ltd. (I)	720,000	500,148
Ta Chong Bank, Ltd. (I)	2,375,000	465,414
Ta Ya Electric Wire & Cable
Company, Ltd. (I)	905,571	211,647
TA-I Technology Company, Ltd.	181,941	253,453
Tah Hsin Industrial Company, Ltd.	105,000	73,079
Taichung Commercial Bank	1,673,072	417,116
Tainan Enterprises Company, Ltd.	121,800	127,450
Tainan Spinning Company, Ltd. (I)	1,984,000	760,267
Taishin Financial Holdings Company, Ltd. (I)	5,053,168	1,699,540
Taisun Enterprise Company, Ltd. (I)	220,000	78,828
Taita Chemical Company, Ltd. (I)	95,790	37,413
Taiwan Business Bank (I)	3,765,000	960,808
Taiwan Cement Corp.	403,000	371,668
Taiwan Cogeneration Corp	419,000	210,259
Taiwan Cooperative Bank	4,525,275	2,580,640
Taiwan Fu Hsing Industrial Company, Ltd.	83,000	49,036
Taiwan Glass Industrial Corp.	874,111	781,599
Taiwan International Securities Corp. (I)	366,000	97,597
Taiwan Kai Yih Industrial Company, Ltd.	125,209	114,311
Taiwan Kolin Company, Ltd. (I)	400,000	0
Taiwan Mask Corp.	321,000	113,759
Taiwan Paiho, Ltd.	449,900	356,307
Taiwan Pulp & Paper Corp. (I)	385,000	114,916
Taiwan Sakura Corp.	217,615	104,072
Taiwan Sogo Shin Kong	75,000	51,686
Taiwan Styrene Monomer Corp. (I)	1,000,479	576,653
Taiwan Tea Corp. (I)	91,000	45,861
Taiyen Biotech Company, Ltd. (I)	395,000	233,082
Tatung Company, Ltd. (I)	6,643,000	1,386,729
Teapo Electronic Corp. (I)	205,000	31,800
Teco Electric & Machinery Company, Ltd.	3,283,000	1,311,218
Tex-Ray Industrial Company, Ltd. (I)	90,000	23,813

The accompanying notes are an integral part of the financial statements.	64

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Ton Yi Industrial Corp.	1,073,000	$387,897
Twinhead International Corp. (I)	224,000	34,393
TYC Brother Industrial Company, Ltd.	264,593	194,830
Tycoons Group Enterprise Company, Ltd. (I)	915,000	194,104
TZE Shin International Company, Ltd. (I)	101,671	37,854
U-Tech Media Corp. (I)	180,000	85,793
Unimicron Technology Corp.	641,855	717,393
Union Bank of Taiwan (I)	1,282,000	230,102
Unitech Electronics Company, Ltd.	168,039	93,195
Unitech Printed Circuit Board Corp. (I)	617,950	204,132
United Integrated Services Company, Ltd.	98,000	95,380
United Microelectronics Corp. (I)	19,639,406	9,451,180
Universal Cement Corp. (I)	929,808	444,683
UPC Technology Corp.	1,032,600	514,765
USI Corp. (I)	968,000	600,393
Ve Wong Corp.	88,200	65,683
Walsin Lihwa Corp. (I)	4,672,000	1,526,745
Walsin Technology Corp. (I)	825,262	464,652
Wan Hai Lines, Ltd. (I)	555,000	280,800
Waterland Financial Holding Company (I)	2,789,800	873,798
WEI Chih Steel Industrial Company, Ltd. (I)	110,000	32,375
Weikeng Industrial Company, Ltd.	89,000	52,557
Winbond Electronics Corp. (I)	5,206,000	1,172,378
Wintek Corp. (I)	1,838,000	1,305,166
Wt Microelectronics Company, Ltd.	65,000	52,451
WUS Printed Circuit Company, Ltd. (I)	254,000	85,477
Yageo Corp.	3,783,000	1,296,779
Yang Ming Marine Transport Corp.	2,239,015	788,353
Yi Jinn Industrial Company, Ltd. (I)	219,800	55,184
Yieh Phui Enterprise Company, Ltd.	1,769,145	650,439
Yosun Industrial Corp.	473,752	494,443
Yuen Foong Yu Paper Manufacturing
Company, Ltd. (I)	1,736,711	652,756
Yulon Motor Company, Ltd.	1,524,900	1,456,110
Yung Chi Paint & Varnish
Manufacturing Company, Ltd.	68,850	92,487
Yungtay Engineering Company, Ltd.	686,000	532,250
Zenitron Corp.	78,000	50,185
Zig Sheng Industrial Company, Ltd. (I)	270,179	114,363
Zippy Technology Corp.	69,300	51,940
Zyxel Communications Corp.	518,000	404,145

		134,311,718
Thailand - 1.70%
Bangchak Petroleum PCL	623,100	275,133
Bangkok Bank PCL	531,900	1,906,808
Bangkok Expressway PCL	411,300	258,734
Bangkok Insurance PCL	2,500	18,222
Bangkokland PCL (I)	11,336,200	181,708
Bank of Ayudhya PCL	6,378,800	3,987,615
Cal-Comp Electronics Thailand PCL	2,426,200	220,130
Charoen Pokphand Foods PCL	4,015,300	1,493,670
Delta Electronics Thailand PCL	382,600	216,380
Eastern Water Resources Development &
Management PCL	140,000	19,138
G J Steel PCL (I)	24,328,200	125,081
Hana Microelectronics PCL	430,000	279,601
Hemaraj Land & Development PCL	7,157,000	170,997
IRPC PCL	3,100,000	412,521
Italian-Thai Development PCL (I)	1,842,570	148,230
Jasmine International PCL (I)	641,000	9,499
KGI Securities Thailand PCL	1,922,600	68,612
Kiatnakin Finance PCL	363,700	274,989
Krung Thai Bank PCL	5,336,300	1,613,882
Krungthai Card PCL (I)	126,000	46,871

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thailand (continued)
Loxley PCL (I)	988,200	$57,681
MBK PCL	57,800	125,424
Padaeng Industry PCL	20,000	10,767
Polyplex PCL	190,000	33,041
Power Line Engineering PCL (I)	492,400	14,892
Pranda Jewelry PCL	214,300	30,591
Precious Shipping PCL	565,400	312,924
PTT Aromatics & Refining PCL	1,422,500	1,150,820
PTT Chemical PCL	713,700	1,721,384
Regional Container Lines PCL (I)	401,800	117,873
Saha-Union PCL	134,800	86,429
Sahaviriya Steel Industries PCL (I)	8,188,100	287,258
Sansiri PCL	1,102,100	163,323
SC Asset Corp. PCL	168,200	58,500
Seamico Securities PCL	421,400	23,705
Siam City Bank PCL	1,111,350	1,008,332
Supalai PCL	985,400	190,732
Tata Steel Thailand PCL (I)	4,711,900	249,382
Thai Oil PCL	972,100	1,271,536
Thai Plastic & Chemical PCL	292,800	162,052
Thai Stanley Electric PCL	13,000	45,411
Thaicom PCL (I)	544,900	99,702
Thanachart Captial PCL	921,100	559,931
Thoresen Thai Agencies PCL	405,370	295,461
TPI Polene PCL	1,079,440	253,007
Vanachai Group PCL	672,000	59,345
Vinythai PCL	100,000	19,961

		20,137,285
Turkey - 2.44%
Adana Cimento Sanayii	183,047	75,762
Akcansa Cimento AS	113,818	500,938
Aksa Akrilik Kimya Sanayii AS (I)	121,454	176,024
Aksigorta AS	290,218	296,964
Alarko Holding AS	207,987	487,295
Anadolu Cam Sanayii AS (I)	205,846	245,159
Anadolu Isuzu Otomotiv Sanayi AS (I)	7,282	26,148
Anadolu Sigorta AS	467,498	387,547
Arcelik AS (I)	301,918	1,016,547
Ayen Enerji AS	20,072	31,605
Aygaz AS	201,651	782,962
BatiSoke AS (I)	24,824	24,908
Bolu Cimento Sanayii AS	137,486	167,169
Borusan Mannesmann Boru Sanayi AS (I)	13,810	100,988
Brisa Bridgestone Sabanci	831	55,409
Cemtas Celik Makina	81,516	48,527
Cimsa Cimento Sanayi VE Tica	125,463	645,206
Dogan Gazetecilik AS (I)	62,235	113,457
Dogan Sirketler Grubu Holdings AS	1,991,109	1,352,725
Dogus Otomotiv Servis ve Ticaret AS (I)	105,253	328,367
Eczacibasi Ilac Sanayi AS	368,380	620,342
EGE Seramik Sanayi ve Ticaret AS (I)	26,340	19,086
Eregli Demir ve Celik Fabrikalari (I)	1,043,084	2,850,050
Gentas Genel Metal Sanayi ve Ticaret AS (I)	46,226	34,093
Global Yatirim Holding AS (I)	508,853	240,598
Goldas Kuyumculuk Sanayi AS (I)	54,847	35,498
Goodyear Lastikleri Turk AS	17,513	166,517
GSD Holding AS (I)	559,767	297,160
Gunes Sigorta AS (I)	31,526	40,412
HACI Omer Sabanci Holding AS -
New Shares (I)	207,798	765,890
Hurriyet Gazetecilik AS (I)	513,859	534,783
Ihlas Holding AS (I)	798,884	310,012
Izmir Demir Celik Sanayi AS (I)	107,008	133,635

The accompanying notes are an integral part of the financial statements.	65

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Turkey (continued)
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS (I)	418,488	$197,775
Kartonsan Karton Sanayi ve Ticaret AS	638	47,062
KOC Holdings AS (I)	1,088,421	3,241,584
Konya Cimento Sanayii AS	977	82,856
Kordsa Global Endustriyel Iplik ve Kord Bezi
Sanayi ve Ticaret Anonim Sirketi AS (I)	316,320	659,274
Marmaris Marti Otel Isletmeleri AS (I)	71,538	54,637
Menderes Tekstil Sanayi ve Ticaret AS (I)	126,374	48,286
Mutlu Aku ve Malzemeleri Sanayi AS (I)	28,331	34,873
Net Turizm Ticaret ve Sanayi AS (I)	98,336	73,223
Nortel Networks Netas Telekomunikasyon AS	14,863	567,637
Parsan Makina Parcalari Sanayii AS (I)	28,857	23,345
Petkim Petrokimya Holding AS (I)	195,073	1,029,540
Pinar Entegre Et ve Un Sanayi AS	36,324	110,002
Pinar Sut Mamulleri Sanayii AS	40,679	190,932
Sanko Pazarlama Ithalat Ihracat AS (I)	20,076	44,182
Sarkuysan Elektrolitik Bakir AS (I)	91,563	169,470
Sekerbank TAS (I)	316,617	463,642
Tekfen Holding AS (I)	92,888	300,831
Tekstil Bankasi AS (I)	140,973	105,901
Trakya Cam Sanayi AS (I)	526,396	644,023
Turcas Petrolculuk AS	93,599	276,152
Turk Ekonomi Bankasi AS (I)	521,636	814,144
Turk Hava Yollari AS	48,100	152,586
Turk Sise ve Cam Fabrikalari AS (I)	789,276	919,726
Turkiye Sinai Kalkinma Bankasi AS (I)	673,275	872,914
Turkiye Vakiflar Bankasi Tao (I)	1,727,269	3,939,980
Ulker Gida Sanayi ve Ticaret AS	173,696	382,104
Usas Ucak Servisi AS	18,304	22,736
Vestel Beyaz Esya Sanayi ve Ticaret AS	100,000	226,519
Vestel Elektronik Sanayi ve Tracaret AS (I)(L)	239,841	353,899

		28,961,618

TOTAL COMMON STOCKS (Cost $885,818,788)		$1,124,535,656

PREFERRED STOCKS - 3.53%
Brazil - 3.51%
Banco Daycoval SA	98,900	546,723
Banco do Estado do Rio Grande do Sul	294,300	2,359,742
Banco Industrial e Comercial SA	171,700	1,092,632
Banco Panamericano SA	166,300	984,650
Banco Pine SA	60,100	361,834
Banco Sofisa SA	83,200	233,880
Bardella SA Industrias Mecanicas (I)	916	80,086
Companhia de Ferro Ligas Da Bahia	35,500	231,801
Companhia de Tecidos Norte de Minas SA	170,600	617,394
Confab Industrial SA	432,867	1,147,350
Forjas Taurus SA	12,540	40,733
Klabin SA	878,800	2,309,880
Marcopolo SA	314,000	1,412,622
Metalurgica Gerdau SA	336,600	6,118,645
Sao Paulo Alpargatas SA	294,000	1,054,212
Saraiva SA Livreiros Editores	5,200	100,999
Suzano Papel e Celulose SA	337,400	3,472,672
Telemar Norte Leste SA	62,700	1,793,758
Uniao de Industrias Petroquimicas SA	1,223,810	677,204
Universo Online SA	87,100	479,083
Usinas Siderurgicas de Minas Gerais SA	582,350	16,537,754

		41,653,654
Malaysia - 0.02%
TA Global BHD (I)	1,466,040	148,520

TOTAL PREFERRED STOCKS (Cost $27,384,456)		$41,802,174

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

RIGHTS - 0.02%
Chile - 0.01%
Empresas Iansa SA (Expiration
Date: 03/28/2010) (I)	1,506,833	$36,468
Malaysia - 0.00%
Mulpha International Bhd (Expiration
Date: 03/12/2010) (I)	2,033,000	1
Poland - 0.01%
Asseco Poland SA (Expiration Date:
05/05/2010, Strike Price: PLN 54.00) (I)	80,863	0
Boryszew SA (Expiration
Date: 03/29/2010) (I)	53,854	139,456
Polski Koncern Miesny Duda SA (Expiration
Date: 03/18/2010) (I)	91,151	2,832

		142,288
Thailand - 0.00%
G J Steel PCL (Expiration
Date: 03/09/2010) (I)	3,063,812	0

TOTAL RIGHTS (Cost $230,672)		178,757

WARRANTS - 0.00%
Malaysia - 0.00%
KPI Healthcare Bhd (Expiration Date:
01/10/2015; Strike Price: MYR 1.70) (I)	108,675	43,719
Thailand - 0.00%
Sansiri PCL (Expiration Date: 01/20/2015,
Strike Price: THB 5.20) (I)	551,050	10,833

TOTAL WARRANTS (Cost $20,100)		$54,552

SHORT-TERM INVESTMENTS - 8.41%
Repurchase Agreement - 0.16%
Repurchase Agreement with State Street Corp.
dated 02/26/2010 at 0.01% to be
repurchased at $1,927,002 on 03/01/2010,
collateralized by $1,950,000 Federal Home
Loan Bank, 0.785% due 03/30/2010 (valued
at $1,967,082, including interest)	$1,927,000	1,927,000
Short-Term Securities* - 1.08%
State Street Institutional Liquid Reserves
Fund, 0.1176%	12,747,332	12,747,332
Securities Lending Collateral - 7.17%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)*	8,497,798	85,063,807

TOTAL SHORT-TERM INVESTMENTS (Cost $99,686,775)		$99,738,139

Total Investments (Emerging Markets Value Fund)
(Cost $1,013,140,791) - 106.78%		$1,266,309,278
Other assets and liabilities, net - (6.78%)		(80,367,640)

TOTAL NET ASSETS - 100.00%		$1,185,941,638

For sector weighting information see pages 3-8.

Equity-Income Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.34%
Consumer Discretionary - 15.17%
Automobiles - 0.49%
Harley-Davidson, Inc. (L)	172,000	$4,232,920

The accompanying notes are an integral part of the financial statements.	66

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Distributors - 0.46%
Genuine Parts Company	99,250	$4,005,730
Diversified Consumer Services - 0.14%
H & R Block, Inc.	71,500	1,235,520
Hotels, Restaurants & Leisure - 0.93%
Marriott International, Inc., Class A (L)	206,441	5,596,616
MGM Mirage, Inc. (I)(L)	236,500	2,492,710

		8,089,326
Household Durables - 2.81%
D.R. Horton, Inc. (L)	148,900	1,840,404
Fortune Brands, Inc.	267,100	11,706,993
Harman International Industries, Inc. (L)	34,200	1,475,388
Whirlpool Corp. (L)	111,800	9,409,088

		24,431,873
Leisure Equipment & Products - 0.86%
Mattel, Inc.	338,500	7,443,615
Media - 5.61%
Cablevision Systems Corp., Class A	242,500	5,839,400
Comcast Corp., Class A	164,400	2,702,736
Madison Square Garden, Inc.	60,625	1,182,188
The McGraw-Hill Companies, Inc.	291,500	9,969,300
The New York Times Company (I)(L)	350,500	3,834,470
The Walt Disney Company (L)	329,300	10,287,332
Time Warner, Inc.	421,966	12,253,893
WPP PLC, SADR	303,823	2,785,559

		48,854,878
Multiline Retail - 0.38%
Macy’s, Inc.	173,700	3,326,355
Specialty Retail - 3.49%
Bed Bath & Beyond, Inc.	247,000	10,277,670
Home Depot, Inc.	495,600	15,462,720
Tiffany & Company (L)	105,500	4,683,145

		30,423,535

		132,043,752
Consumer Staples - 3.76%
Food & Staples Retailing - 0.37%
Wal-Mart Stores, Inc.	60,300	3,260,421
Food Products - 2.67%
Kraft Foods, Inc., Class A	222,400	6,322,832
McCormick & Company, Inc.	99,200	3,681,312
The Hershey Company (L)	331,900	13,196,344

		23,200,488
Household Products - 0.72%
Kimberly-Clark Corp.	103,200	6,268,368

		32,729,277
Energy - 13.15%
Energy Equipment & Services - 1.47%
BJ Services Company	124,000	2,709,400
Schlumberger, Ltd.	164,800	10,069,280

		12,778,680
Oil, Gas & Consumable Fuels - 11.68%
Anadarko Petroleum Corp.	148,800	10,435,344
BP PLC (L)	190,192	10,120,116
Chevron Corp.	294,960	21,325,608
ConocoPhillips	84,100	4,036,800
Exxon Mobil Corp.	299,724	19,482,060
Murphy Oil Corp.	197,400	10,245,060
Royal Dutch Shell PLC, ADR	287,200	15,721,328

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Spectra Energy Corp.	191,000	$4,163,800
Sunoco, Inc.	157,000	4,140,090
The Williams Companies, Inc.	92,200	1,985,988

		101,656,194

		114,434,874
Financials - 20.58%
Commercial Banks - 5.34%
Allied Irish Banks PLC	204,102	276,825
KeyCorp	517,900	3,702,985
Marshall & Ilsley Corp.	245,200	1,736,016
Regions Financial Corp.	437,800	2,955,150
SunTrust Banks, Inc. (L)	272,700	6,492,987
U.S. Bancorp (L)	582,400	14,332,864
Wells Fargo & Company	621,800	17,000,012

		46,496,839
Consumer Finance - 3.36%
American Express Company	474,500	18,121,155
Capital One Financial Corp.	153,400	5,790,850
SLM Corp.	475,800	5,319,444

		29,231,449
Diversified Financial Services - 8.14%
Bank of America Corp.	1,265,022	21,075,267
JPMorgan Chase & Company	706,614	29,656,590
Legg Mason, Inc. (L)	257,600	6,658,960
NYSE Euronext	177,400	4,679,812
The Bank of New York Mellon Corp.	307,100	8,758,492

		70,829,121
Insurance - 3.74%
Chubb Corp.	74,400	3,754,224
Lincoln National Corp.	261,398	6,582,002
Marsh & McLennan Companies, Inc.	403,800	9,376,236
Sun Life Financial, Inc.	206,800	5,893,800
The Progressive Corp.	210,700	3,613,505
The Travelers Companies, Inc.	63,549	3,342,042

		32,561,809

		179,119,218
Health Care - 4.83%
Biotechnology - 0.59%
Amgen, Inc.	91,700	5,191,137
Pharmaceuticals - 4.24%
Bristol-Myers Squibb Company (L)	297,500	7,291,725
Eli Lilly & Company	216,000	7,417,440
Johnson & Johnson	128,900	8,120,700
Merck & Company, Inc.	277,800	10,245,264
Pfizer, Inc.	217,788	3,822,179

		36,897,308

		42,088,445
Industrials - 13.44%
Aerospace & Defense - 2.95%
Boeing Company	155,600	9,827,696
Honeywell International, Inc.	222,900	8,951,664
ITT Corp.	25,000	1,280,750
Lockheed Martin Corp.	71,900	5,590,944

		25,651,054
Air Freight & Logistics - 1.04%
United Parcel Service, Inc., Class B (L)	153,900	9,040,086

The accompanying notes are an integral part of the financial statements.	67

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Airlines - 0.24%
Southwest Airlines Company	167,700	$2,109,666
Building Products - 0.88%
Masco Corp.	424,600	5,676,902
USG Corp. (I)(L)	148,800	2,005,824

		7,682,726
Commercial Services & Supplies - 0.59%
Avery Dennison Corp.	161,200	5,093,920
Electrical Equipment - 0.67%
Cooper Industries PLC	129,000	5,851,440
Industrial Conglomerates - 4.17%
3M Company	187,300	15,012,095
General Electric Company	1,326,300	21,300,378

		36,312,473
Machinery - 2.90%
Deere & Company	163,400	9,362,820
Eaton Corp.	49,600	3,378,752
Illinois Tool Works, Inc.	237,100	10,792,792
Pall Corp.	44,300	1,748,521

		25,282,885

		117,024,250
Information Technology - 6.01%
Communications Equipment - 0.44%
Cisco Systems, Inc. (I)	157,800	3,839,274
Computers & Peripherals - 0.49%
Dell, Inc. (I)	322,200	4,262,706
Internet Software & Services - 0.58%
eBay, Inc. (I)	221,000	5,087,420
IT Services - 0.91%
Computer Sciences Corp. (I)	152,100	7,877,259
Semiconductors & Semiconductor Equipment - 1.77%
Analog Devices, Inc.	262,300	7,669,652
Applied Materials, Inc.	221,200	2,707,488
Intel Corp.	246,800	5,066,804

		15,443,944
Software - 1.82%
Electronic Arts, Inc. (I)(L)	189,600	3,143,568
Microsoft Corp.	442,300	12,676,318

		15,819,886

		52,330,489
Materials - 5.87%
Chemicals - 1.74%
E.I. Du Pont de Nemours & Company	232,000	7,823,040
International Flavors & Fragrances, Inc.	173,600	7,310,296

		15,133,336
Construction Materials - 0.72%
Vulcan Materials Company (L)	145,300	6,307,473
Metals & Mining - 1.36%
Alcoa, Inc.	243,700	3,241,210
Nucor Corp.	207,400	8,586,360

		11,827,570
Paper & Forest Products - 2.05%
International Paper Company	440,825	10,213,915
MeadWestvaco Corp.	202,600	4,647,644

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products (continued)
Weyerhaeuser Company	73,700	$2,977,480

		17,839,039

		51,107,418
Telecommunication Services - 3.98%
Diversified Telecommunication Services - 3.38%
AT&T, Inc.	657,473	16,311,905
Qwest Communications International, Inc. (L)	1,239,800	5,653,488
Verizon Communications, Inc.	259,052	7,494,374

		29,459,767
Wireless Telecommunication Services - 0.60%
Sprint Nextel Corp. (I)	560,600	1,866,798
Vodafone Group PLC	1,540,083	3,322,437

		5,189,235

		34,649,002
Utilities - 7.55%
Electric Utilities - 4.29%
Duke Energy Corp.	347,100	5,675,085
Entergy Corp.	84,400	6,411,868
Exelon Corp.	181,500	7,858,950
FirstEnergy Corp.	74,375	2,874,594
Pinnacle West Capital Corp.	124,000	4,514,840
PPL Corp.	126,100	3,591,328
Progress Energy, Inc.	167,200	6,402,088

		37,328,753
Independent Power Producers & Energy Traders - 0.72%
Constellation Energy Group, Inc.	122,800	4,306,596
NRG Energy, Inc. (I)	88,200	1,926,288

		6,232,884
Multi-Utilities - 2.54%
CenterPoint Energy, Inc.	117,900	1,577,502
NiSource, Inc.	475,600	7,143,512
PG&E Corp. (L)	124,000	5,198,080
TECO Energy, Inc. (L)	118,900	1,822,737
Xcel Energy, Inc.	307,900	6,407,398

		22,149,229

		65,710,866

TOTAL COMMON STOCKS (Cost $810,371,986)		$821,237,591

CONVERTIBLE BONDS - 0.16%
Consumer Discretionary - 0.16%
Automobiles - 0.16%
Ford Motor Company
4.250%, 12/15/2036	978,000	1,380,203

TOTAL CONVERTIBLE BONDS (Cost $330,143)		$1,380,203

SHORT-TERM INVESTMENTS - 14.70%
Short-Term Securities* - 4.64%
State Street Institutional US Government
Money Market Fund, 0.03489%	$1,015,266	1,015,266
T. Rowe Price Reserve Investment
Fund, 0.25404%	39,418,460	39,418,460

		40,433,726

The accompanying notes are an integral part of the financial statements.	68

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Securities Lending Collateral - 10.06%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)*	$8,747,501	$87,563,364

TOTAL SHORT-TERM INVESTMENTS (Cost $127,996,641)		$127,997,090

Total Investments (Equity-Income Fund)
(Cost $938,698,770) - 109.20%		$950,614,884
Other assets and liabilities, net - (9.20%)		(80,107,418)

TOTAL NET ASSETS - 100.00%		$870,507,466

Fundamental Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.33%
Consumer Discretionary - 6.62%
Automobiles - 1.07%
Harley-Davidson, Inc. (L)	678,122	$16,688,583
Diversified Consumer Services - 0.23%
H & R Block, Inc.	212,173	3,666,349
Household Durables - 0.18%
Hunter Douglas NV (L)	61,093	2,766,282
Internet & Catalog Retail - 0.57%
Amazon.com, Inc. (I)	40,453	4,789,635
Liberty Media Corp. - Interactive A (I)	322,266	4,057,329

		8,846,964
Media - 2.54%
Grupo Televisa SA, SADR	351,209	6,483,318
Liberty Media-Starz, Series A (I)	25,784	1,313,179
News Corp., Class A	1,367,960	18,289,625
The Walt Disney Company	431,630	13,484,121

		39,570,243
Specialty Retail - 2.03%
Bed Bath & Beyond, Inc. (I)	518,623	21,579,903
CarMax, Inc. (I)(L)	497,471	10,043,939

		31,623,842

		103,162,263
Consumer Staples - 14.03%
Beverages - 3.04%
Diageo PLC, SADR (L)	301,148	19,658,941
Heineken Holding NV	431,158	17,590,710
The Coca-Cola Company	193,400	10,196,048

		47,445,699
Food & Staples Retailing - 7.47%
Costco Wholesale Corp.	1,125,333	68,611,553
CVS Caremark Corp.	1,418,738	47,882,408

		116,493,961
Food Products - 0.54%
The Hershey Company	101,499	4,035,600
Unilever Nvunilever N V - NY Shares	147,200	4,429,248

		8,464,848
Household Products - 1.59%
The Procter & Gamble Company	391,736	24,789,054
Personal Products - 0.46%
Mead Johnson Nutrition Company	114,810	5,430,513

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Personal Products (continued)
Natura Cosmeticos SA	95,800	$1,765,288

		7,195,801
Tobacco - 0.93%
Philip Morris International, Inc.	294,640	14,431,467

		218,820,830
Energy - 15.71%
Energy Equipment & Services - 0.82%
Transocean, Ltd. (I)	160,643	12,822,524
Oil, Gas & Consumable Fuels - 14.89%
Canadian Natural Resources, Ltd.	497,033	33,713,748
China Coal Energy Company, Series H	7,092,652	11,283,401
ConocoPhillips	17,742	851,616
Devon Energy Corp.	716,204	49,317,807
EOG Resources, Inc.	595,951	56,049,192
Occidental Petroleum Corp.	919,745	73,441,638
OGX Petroleo e Gas Participacoes SA (I)	860,000	7,495,227

		232,152,629

		244,975,153
Financials - 29.58%
Commercial Banks - 4.48%
Wells Fargo & Company (L)	2,553,741	69,819,279
Consumer Finance - 3.96%
American Express Company	1,619,040	61,831,138
Diversified Financial Services - 8.38%
Ameriprise Financial, Inc.	309,587	12,392,768
GAM Holding, Ltd.	667,872	7,285,735
JPMorgan Chase & Company	748,143	31,399,562
Julius Baer Group, Ltd.	667,872	20,809,235
Moody’s Corp. (L)	449,037	11,953,365
The Bank of New York Mellon Corp.	1,325,195	37,794,561
The Goldman Sachs Group, Inc.	57,260	8,952,601

		130,587,827
Insurance - 11.66%
Berkshire Hathaway, Inc. Class A (I)	688	82,422,400
Fairfax Financial Holdings, Ltd.	15,400	5,314,749
Fairfax Financial Holdings, Ltd.,
Canadian Exchange	7,640	2,622,084
Loews Corp.	1,158,214	42,228,482
Markel Corp. (I)	4,035	1,423,346
The Progressive Corp.	1,962,973	33,664,987
Transatlantic Holdings, Inc.	284,921	14,160,574

		181,836,622
Real Estate Management & Development - 1.10%
Brookfield Asset Management, Inc.	331,110	7,837,374
Hang Lung Group, Ltd.	1,859,509	9,298,567

		17,135,941

		461,210,807
Health Care - 10.41%
Health Care Equipment & Supplies - 1.17%
Becton, Dickinson & Company	186,255	14,503,677
CareFusion Corp. (I)(L)	149,769	3,780,170

		18,283,847
Health Care Providers & Services - 2.26%
Cardinal Health, Inc.	180,439	6,129,513
Express Scripts, Inc. (I)	238,040	22,854,220
Laboratory Corp. of America Holdings (I)	85,800	6,289,998

		35,273,731

The accompanying notes are an integral part of the financial statements.	69

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals - 6.98%
Johnson & Johnson	549,780	$34,636,140
Merck & Company, Inc.	1,199,358	44,232,323
Pfizer, Inc.	1,701,100	29,854,305

		108,722,768

		162,280,346
Industrials - 5.60%
Air Freight & Logistics - 0.18%
United Parcel Service, Inc., Class B	48,241	2,833,676
Commercial Services & Supplies - 1.72%
Iron Mountain, Inc. (I)	1,036,804	26,832,488
Electrical Equipment - 0.47%
ABB, Ltd., SADR (I)	358,490	7,263,007
Industrial Conglomerates - 0.81%
Tyco International, Ltd.	351,767	12,684,718
Machinery - 0.17%
PACCAR, Inc.	75,140	2,656,199
Marine - 0.87%
China Shipping Development Company, Ltd.	3,071,063	5,223,056
Kuehne & Nagel International AG	92,200	8,363,161

		13,586,217
Professional Services - 0.12%
Dun & Bradstreet Corp.	25,405	1,782,415
Transportation Infrastructure - 1.26%
China Merchants Holdings
International Company, Ltd.	4,143,383	14,900,902
COSCO Pacific, Ltd.	2,412,217	3,744,002
LLX Logistica SA (I)	190,800	1,007,239

		19,652,143

		87,290,863
Information Technology - 7.87%
Computers & Peripherals - 1.60%
Hewlett-Packard Company	489,640	24,868,816
Electronic Equipment, Instruments & Components - 1.26%
Agilent Technologies, Inc. (I)	626,340	19,704,656
Internet Software & Services - 0.81%
Google, Inc., Class A (I)	24,066	12,677,969
IT Services - 0.29%
Visa, Inc., Class A (L)	53,170	4,534,338
Semiconductors & Semiconductor Equipment - 1.49%
Texas Instruments, Inc.	954,513	23,271,027
Software - 2.42%
Activision Blizzard, Inc. (I)	667,500	7,095,525
Microsoft Corp.	1,068,281	30,616,933

		37,712,458

		122,769,264
Materials - 5.51%
Chemicals - 0.68%
Monsanto Company	96,320	6,805,008
Potash Corp. of Saskatchewan, Inc.	34,682	3,830,974

		10,635,982
Construction Materials - 0.92%
Martin Marietta Materials, Inc. (L)	80,838	6,403,986
Vulcan Materials Company (L)	182,231	7,910,648

		14,314,634

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Containers & Packaging - 1.92%
Sealed Air Corp.	1,466,196	$29,954,384
Metals & Mining - 0.95%
BHP Billiton PLC	250,672	7,720,679
Rio Tinto PLC	136,161	7,049,684

		14,770,363
Paper & Forest Products - 1.04%
Sino-Forest Corp. (I)	805,940	15,679,141
Sino-Forest Corp.	26,600	517,489

		16,196,630

		85,871,993

TOTAL COMMON STOCKS (Cost $1,335,759,660)		$1,486,381,519

CORPORATE BONDS - 0.94%
Consumer Discretionary - 0.58%
Automobiles - 0.58%
Harley-Davidson, Inc.
15.000%, 02/01/2014	7,000,000	8,985,753
Materials - 0.36%
Containers & Packaging - 0.36%
Sealed Air Corp.
12.000%, 02/14/2014	5,000,000	5,691,800

TOTAL CORPORATE BONDS (Cost $12,000,000)		$14,677,553

CONVERTIBLE BONDS - 0.18%
Materials - 0.18%
Paper & Forest Products - 0.18%
Sino-Forest Corp.
5.000%, 08/01/2013 (S)	2,257,900	2,751,816

TOTAL CONVERTIBLE BONDS (Cost $2,243,238)		$2,751,816

SHORT-TERM INVESTMENTS - 8.14%
Short-Term Securities* - 3.52%
Societe Generale North America,
0.160%, 03/01/2010	$2,713,000	2,713,000
Three Pillars Funding, 0.220%, 03/01/2010	42,095,000	42,095,000
Toyota Motor Credit, 0.170%, 03/05/2010	10,000,000	9,999,811

		54,807,811
Securities Lending Collateral - 4.62%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)*	7,201,861	72,091,344

TOTAL SHORT-TERM INVESTMENTS (Cost $126,872,833)		$126,899,155

Total Investments (Fundamental Value Fund)
(Cost $1,476,875,731) - 104.59%		$1,630,710,043
Other assets and liabilities, net - (4.59%)		(71,614,010)

TOTAL NET ASSETS - 100.00%		$1,559,096,033

Global Agribusiness Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.41%
Australia - 1.05%
Metcash, Ltd.	7,000	$25,818

The accompanying notes are an integral part of the financial statements.	70

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Global Agribusiness Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada - 22.01%
AG Growth International, Inc.	1,000	$34,889
Agrium, Inc.	1,700	110,075
Alliance Grain Traders, Inc.	400	13,115
GLG Life Tech Corp. (I)	750	6,023
MagIndustries Corp. (I)	29,500	11,495
Potash Corp. of Saskatchewan, Inc.	2,100	231,967
Potash One, Inc. (I)	3,600	10,572
Saputo, Inc.	1,400	39,983
Viterra, Inc. (I)	9,200	84,988

		543,107
Germany - 1.19%
K&S AG	100	6,073
Suedzucker AG	1,000	23,215

		29,288
Italy - 0.41%
Parmalat SpA	4,000	10,090
Japan - 0.49%
Komatsu, Ltd.	600	12,034
Malaysia - 0.48%
PPB Group BHD	2,500	11,896
Norway - 3.03%
Yara International ASA, ADR	1,800	74,700
Singapore - 10.46%
Golden Agri-Resources, Ltd. (I)	146,250	55,113
Indofood Agri Resources, Ltd. (I)	8,000	12,115
Olam International, Ltd.	22,000	38,133
Wilmar International, Ltd.	33,000	152,834

		258,195
Switzerland - 16.65%
Nestle SA	1,500	74,629
Nestle SA , SADR	2,900	144,246
Syngenta AG, ADR	3,700	192,067

		410,942
United Kingdom - 4.41%
Unilever PLC, SADR	3,700	108,928
United States - 37.23%
Archer-Daniels-Midland Company	6,700	196,712
Bunge, Ltd.	1,800	107,262
CF Industries Holdings, Inc.	200	21,248
ConAgra Foods, Inc.	1,000	24,460
Deere & Company	300	17,190
General Mills, Inc.	1,200	86,412
J.M. Smucker Company	1,000	59,680
Kellogg Company	200	10,430
Kraft Foods, Inc., Class A	1,100	31,273
Monsanto Company	2,700	190,755
Terra Industries, Inc.	1,700	69,989
The Mosaic Company	1,770	103,350

		918,761

TOTAL COMMON STOCKS (Cost $1,989,612)		$2,403,759

Global Agribusiness Fund (continued)
		Shares or
		Principal
		Amount	Value

WARRANTS - 0.03%
Singapore - 0.03%
Golden Agri-Resources, Ltd. (Expiration Date:
07/23/2012, Strike Price: SGD 0.54) (I)		8,500	$726

TOTAL WARRANTS (Cost $0)			$726

Total Investments (Global Agribusiness Fund)
(Cost $1,989,612) - 97.44%			$2,404,485
Other assets and liabilities, net - 2.56%			63,219

TOTAL NET ASSETS - 100.00%			$2,467,704

For sector weighting information see pages 3-8.

Global Bond Fund
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 2.15%
U.S. Treasury Bonds - 0.99%
4.500%, 08/15/2039		$100,000	$99,547
4.625%, 02/15/2040 (F)		4,600,000	4,671,875
6.875%, 08/15/2025		2,000,000	2,600,624

			7,372,046
U.S. Treasury Notes - 0.49%
1.000%, 07/31/2011 to 10/31/2011 (F)		3,056,000	3,076,013
1.125%, 06/30/2011 (F)		572,000	577,206

			3,653,219
Federal Home Loan Mortgage Corp. - 0.08%
0.109%, 02/01/2011 (F)(P)		279,000	278,928
0.327%, 03/09/2011 (F)(P)		286,000	286,407

			565,335
Federal National Mortgage Association - 0.59%
1.681%, 11/01/2042 to 10/01/2044 (P)		3,229,092	3,200,322
2.406%, 11/01/2035 (P)		588,370	593,396
5.134%, 09/01/2035 (P)		304,199	320,740
5.170%, 07/01/2035 (P)		289,693	305,445

			4,419,903

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $14,855,282)			$16,010,503

FOREIGN GOVERNMENT
OBLIGATIONS - 43.58%
Australia - 0.25%
Government of Australia
6.250%, 06/15/2014	AUD	2,000,000	1,875,855

			1,875,855
Canada - 3.16%
Canada Housing Trust No. 1
4.050%, 03/15/2011 (S)	CAD	6,900,000	6,786,749
4.600%, 09/15/2011 (S)		2,700,000	2,704,824
Government of Canada
2.000%, 12/01/2014		2,300,000	2,139,992
3.500%, 06/01/2020		1,900,000	1,802,905
4.000%, 06/01/2016		1,400,000	1,418,348
4.250%, 06/01/2018		3,400,000	3,470,572
Province of Ontario
4.100%, 06/16/2014		$200,000	212,580
4.700%, 06/02/2037	CAD	1,300,000	1,241,622
6.200%, 06/02/2031		100,000	114,157

The accompanying notes are an integral part of the financial statements.	71

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Canada (continued)
Province of Quebec
5.000%, 12/01/2038		$3,700,000	$3,643,561

			23,535,310
France - 7.94%
Government of France
3.000%, 01/12/2011	EUR	13,100,000	18,219,673
3.750%, 01/12/2013 to 10/25/2019		10,100,000	14,242,505
4.000%, 10/25/2013 to 04/25/2018		10,900,000	15,947,653
4.250%, 10/25/2018 to 10/25/2023		7,000,000	10,254,291
4.750%, 10/25/2012		400,000	593,353

			59,257,475
Germany - 20.49%
Federal Republic of Germany
1.250%, 03/11/2011		14,500,000	19,886,282
3.250%, 01/04/2020		4,400,000	6,063,156
3.500%, 07/04/2019		1,900,000	2,678,125
3.750%, 01/04/2019		8,700,000	12,518,519
4.000%, 01/04/2037		3,800,000	5,270,667
4.250%, 10/12/2012 to 07/04/2039		32,300,000	47,782,598
4.750%, 07/04/2034 to 07/04/2040		8,600,000	13,302,029
5.000%, 07/04/2011		2,600,000	3,743,043
5.250%, 01/04/2011		14,800,000	20,957,512
5.500%, 01/04/2031		7,100,000	11,856,004
6.250%, 01/04/2030		4,900,000	8,853,925

			152,911,860
Japan - 8.28%
Government of Japan
0.200%, 02/15/2012	JPY	1,950,000,000	21,966,159
0.700%, 09/20/2014		1,610,000,000	18,312,085
1.300%, 03/20/2018		530,000,000	6,106,522
1.500%, 12/20/2017		250,000,000	2,929,594
2.400%, 03/20/2034		60,000,000	695,889
2.500%, 03/20/2036 to 06/20/2036		1,000,000,000	11,772,399

			61,782,648
Netherlands - 2.36%
Kingdom of Netherlands
4.000%, 07/15/2018 to 07/15/2019	EUR	9,700,000	14,010,117
4.500%, 07/15/2017		2,400,000	3,606,521

			17,616,638
United Kingdom - 1.10%
Government of United Kingdom
4.250%, 06/07/2032 to 03/07/2036	GBP	3,000,000	4,336,225
4.500%, 12/07/2042		500,000	756,491
4.750%, 12/07/2038		2,000,000	3,138,190

			8,230,906

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $330,758,249)			$325,210,692

CORPORATE BONDS - 33.95%
Australia - 6.53%
Bank of Queensland, Ltd.
4.873%, 10/22/2012 (P)	AUD	2,500,000	2,256,614
Bank of Scotland PLC, MTN
4.930%, 07/24/2012 (P)		2,900,000	2,613,429
Citigroup Pty, Ltd.
4.788%, 06/18/2012 (P)		5,500,000	4,945,742
5.500%, 06/18/2012		2,000,000	1,800,362
Commonwealth Bank of Australia
0.533%, 09/17/2014 (P)		$4,200,000	4,186,925
0.636%, 12/10/2012 (P)		3,000,000	2,983,617

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Australia (continued)
Commonwealth Bank of Australia (continued)
0.671%, 07/12/2013 (P)		$5,400,000	$5,383,627
2.500%, 12/10/2012 (S)		3,400,000	3,479,784
4.500%, 02/20/2014	AUD	2,500,000	2,158,792
Macquarie Bank, Ltd.
3.300%, 07/17/2014 (S)		$5,200,000	5,329,262
National Australia Bank, Ltd.
3.375%, 07/08/2014 (S)		3,400,000	3,483,198
Suncorp-Metway, Ltd., Series TD
4.535%, 09/11/2013	AUD	6,100,000	5,472,249
Westpac Banking Corp.
2.700%, 12/09/2014 (S)		$1,200,000	1,192,373
2.900%, 09/10/2014 (S)		3,400,000	3,436,982

			48,722,956
Canada - 1.14%
Canadian Imperial Bank of Commerce
5.250%, 09/16/2010	EUR	3,000,000	4,169,897
Citigroup Finance Canada, Inc., MTN
5.500%, 05/21/2013	CAD	300,000	294,352
Falconbridge, Ltd.
7.350%, 06/05/2012		$3,000,000	3,312,408
Rio Tinto Alcan, Inc.
6.450%, 03/15/2011		700,000	731,643

			8,508,300
Cayman Islands - 0.91%
Foundation Re II, Ltd.
7.000%, 11/26/2010 (P)(S)		400,000	397,746
Mizuho Financial Group, Ltd.
8.375%, 01/29/2049		2,500,000	2,503,125
MUFG Capital Finance 5, Ltd., (6.299% to
01/25/2017, then 6 month
LIBOR +206 bps)
maturing at 12/31/2049	GBP	1,513,000	1,943,781
Residential Reinsurance
2007, Ltd., Series CL4
6.252%, 06/07/2010 (P)(S)		$1,900,000	1,915,390

			6,760,042
Denmark - 0.14%
Nykredit Realkredit A/S
4.000%, 01/01/2011	DKK	500,000	93,249
Realkredit Danmark A/S
2.000%, 01/01/2011		5,000,000	918,929

			1,012,178
France - 6.10%
BNP Paribas Covered Bonds SA, EMTN
4.750%, 05/28/2013	EUR	1,700,000	2,507,883
BNP Paribas Home Loan Covered Bonds
SA, EMTN
3.000%, 07/23/2013		2,100,000	2,937,943
Compagnie de Financement Foncier
4.500%, 01/09/2013		2,600,000	3,789,201
Credit Agricole SA
8.375%, (P)(S)		$6,400,000	6,728,000
Dexia Credit Local
0.501%, 01/12/2012 (P)(S)		3,300,000	3,298,703
2.375%, 09/23/2011 (S)		2,800,000	2,870,165
2.625%, 01/21/2014	EUR	2,500,000	3,431,171
Lafarge SA
6.500%, 07/15/2016		$2,000,000	2,155,732
Societe Financement de
l’Economie Francaise
2.250%, 06/11/2012 (S)		5,500,000	5,619,554

The accompanying notes are an integral part of the financial statements.	72

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
France (continued)
Societe Financement de l’Economie
Francaise (continued)
3.375%, 05/05/2014 (S)		$2,300,000	$2,395,634
Societe Financement de l’Economie
Francaise, EMTN
2.125%, 05/20/2012	EUR	200,000	277,834
Societe Generale
5.922%, 04/29/2049 (P)(S)		$500,000	426,031
Societe Generale Societe de Credit
Fonciere, EMTN
4.000%, 07/07/2016	EUR	2,000,000	2,857,949
Valeo SA, EMTN
3.750%, 06/24/2013		1,200,000	1,580,206
Vivendi SA
5.750%, 04/04/2013 (S)		$4,300,000	4,649,775

			45,525,781
Germany - 1.12%
Kreditanstalt fuer Wiederaufbau
4.000%, 01/27/2020		4,000,000	4,011,896
4.875%, 06/17/2019		600,000	647,954
Kreditanstalt Fuer Wiederaufbau, MTN
5.500%, 06/05/2014	AUD	4,200,000	3,724,297

			8,384,147
Netherlands - 2.63%
Achmea Hypotheekbank NV
0.599%, 11/03/2014 (P)(S)		$2,300,000	2,296,939
Fortis Bank Nederland Holding
NV, EMTN
3.375%, 05/19/2014	EUR	2,400,000	3,384,274
ING Bank NV, EMTN
3.375%, 03/03/2014		1,800,000	2,541,671
LeasePlan Corp NV, EMTN
3.250%, 05/22/2014		1,100,000	1,548,052
NIBC Bank NV
3.500%, 04/07/2014		4,000,000	5,673,038
Rabobank Nederland NV, (11.000% to
06/30/2019, then 3 month LIBOR
+ 1086.75 bps)
maturing at 06/30/2019 (S)		$3,275,000	4,149,523

			19,593,497
New Zealand - 0.41%
Westpac Securities NZ, Ltd.
3.450%, 07/28/2014 (S)		3,000,000	3,099,948

			3,099,948
Norway - 0.82%
DnB NOR Boligkreditt, EMTN
4.500%, 05/16/2011	EUR	1,700,000	2,399,261
Kommunalbanken AS
2.000%, 01/14/2013		$3,700,000	3,725,689

			6,124,950
South Korea - 0.21%
Export-Import Bank of Korea, EMTN
5.750%, 05/22/2013	EUR	1,100,000	1,598,513

			1,598,513
United Kingdom - 2.85%
Barclays Bank PLC
10.179%, 06/12/2021 (S)		$800,000	1,025,784
HBOS PLC, EMTN
0.958%, 09/01/2016 (P)	EUR	3,200,000	3,559,445
Lloyds TSB Bank PLC
1.251%, 04/02/2012 (P)(S)		$1,900,000	1,929,473

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United Kingdom (continued)
Lloyds TSB Bank PLC (continued)
12.000%, 12/31/2049 (P)(S)		$2,600,000	$2,779,855
Pearson Dollar Finance Two PLC
6.250%, 05/06/2018 (S)		1,000,000	1,076,492
Royal Bank of Scotland PLC
2.625%, 05/11/2012 (S)		2,400,000	2,454,974
Royal Bank of Scotland PLC, EMTN
2.650%, 04/23/2012		7,800,000	7,997,293
XL Capital Finance PLC
6.500%, 01/15/2012		400,000	423,524

			21,246,840
United States - 11.09%
Altria Group, Inc.
9.250%, 08/06/2019		2,000,000	2,477,310
American Electric Power Company, Inc.
5.250%, 06/01/2015		2,000,000	2,137,286
American General Finance Corp.
6.900%, 12/15/2017		2,000,000	1,434,502
American International Group, Inc.
4.875%, 03/15/2067	EUR	500,000	347,221
8.250%, 08/15/2018 (P)		$1,800,000	1,651,759
American International Group,
Inc., Series 1
0.361%, 10/18/2011 (P)		200,000	183,452
American International Group,
Inc., Series REGS
8.000%, 05/22/2038	EUR	1,150,000	1,017,834
American International Group,
Inc., Series WI
8.175%, 05/15/2058 (P)		$2,600,000	1,755,000
Autozone, Inc.
5.875%, 10/15/2012		500,000	544,263
BA Covered Bond Issuer
4.125%, 04/05/2012	EUR	4,800,000	6,736,044
BAE Systems Holdings, Inc.
6.400%, 12/15/2011 (S)		$700,000	753,626
Bank of America Corp., EMTN
4.625%, 02/07/2017	EUR	1,500,000	1,914,145
Bear Stearns Companies LLC
7.250%, 02/01/2018		$4,400,000	5,103,732
Boston Scientific Corp.
6.000%, 06/15/2011		700,000	732,579
Capital One Financial Corp., MTN
5.700%, 09/15/2011		600,000	630,699
CBS Corp.
8.875%, 05/15/2019		1,800,000	2,137,662
Citigroup, Inc.
1.939%, 03/05/2014 (P)	EUR	5,900,000	7,438,597
2.239%, 02/09/2016 (P)		2,500,000	3,050,971
6.000%, 08/15/2017		$2,800,000	2,820,308
6.125%, 11/21/2017		3,400,000	3,439,253
CNA Financial Corp.
6.000%, 08/15/2011		1,000,000	1,050,202
D.R. Horton, Inc.
5.250%, 02/15/2015		1,800,000	1,710,000
6.000%, 04/15/2011		800,000	816,000
DaimlerChrysler NA Holding Corp.
5.750%, 09/08/2011		300,000	317,907
HSBC Finance Corp.
0.604%, 09/14/2012 (P)		1,700,000	1,660,023
5.250%, 01/15/2014		400,000	424,181
Intuit, Inc.
5.750%, 03/15/2017		2,000,000	2,128,802

The accompanying notes are an integral part of the financial statements.	73

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United States (continued)
Jones Apparel Group, Inc.
5.125%, 11/15/2014		$600,000	$585,000
JPMorgan Chase & Company, MTN
6.000%, 01/15/2018		1,500,000	1,624,598
Lehman Brothers Holdings, Inc.
5.625%, 01/24/2013 (H)		3,600,000	823,500
6.875%, 05/02/2018 (H)		4,200,000	966,000
Loews Corp.
5.250%, 03/15/2016		200,000	210,448
Masco Corp.
6.125%, 10/03/2016		700,000	670,762
McKesson Corp.
5.700%, 03/01/2017		600,000	647,470
Merrill Lynch & Company, Inc.
2.148%, 05/30/2014 (P)	EUR	600,000	758,242
Morgan Stanley
0.701%, 10/18/2016 (P)		$600,000	546,602
0.988%, 03/01/2013 (P)	EUR	1,100,000	1,426,047
1.089%, 04/13/2016 (P)		200,000	245,220
Motorola, Inc.
6.000%, 11/15/2017		$700,000	726,421
Nabors Industries, Inc.
6.150%, 02/15/2018		2,000,000	2,119,160
Nationwide Health Properties, Inc.
6.500%, 07/15/2011		600,000	623,366
Norfolk Southern Corp.
5.257%, 09/17/2014		2,000,000	2,171,514
RBS Capital Trust I
4.709%, 12/29/2049 (P)		900,000	504,000
Regions Financial Corp.
7.750%, 11/10/2014		1,000,000	1,028,795
Sabre Holdings Corp.
7.350%, 08/01/2011		700,000	708,750
Sara Lee Corp.
6.250%, 09/15/2011		500,000	533,822
Sealed Air Corp.
5.625%, 07/15/2013 (S)		700,000	744,748
Simon Property Group LP
6.100%, 05/01/2016		1,000,000	1,071,918
SLM Corp.
0.454%, 03/15/2011 (P)		1,300,000	1,251,355
Southwest Airlines Company
5.125%, 03/01/2017		500,000	491,629
Sprint Capital Corp.
8.750%, 03/15/2032		200,000	176,500
Sprint Nextel Corp.
6.000%, 12/01/2016		1,000,000	865,000
State Street Capital Trust IV
0.00%, 06/15/2037 (N)		1,800,000	1,250,102
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)		300,000	310,212
US Bank National Association
4.375%, 02/28/2017	EUR	300,000	402,368
WM Covered Bond
Program, Series EMTN
3.875%, 09/27/2011		3,500,000	4,878,367

			82,775,274

TOTAL CORPORATE BONDS (Cost $249,793,594)			$253,352,426

MUNICIPAL BONDS - 0.72%
California - 0.53%
Golden State Tobacco Securitization Corp.
5.000%, 06/01/2038		4,300,000	3,717,737

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

MUNICIPAL BONDS (continued)
California (continued)
Golden State Tobacco Securitization
Corp. (continued)
5.125%, 06/01/2047		$300,000	$200,709

			3,918,446
New York - 0.02%
New York City Municipal Water Finance
Authority, Series 1289
11.683%, 12/15/2013 (P)		130,000	131,026

			131,026
Ohio - 0.17%
Buckeye Tobacco Settlement
Financing Authority
5.875%, 06/01/2047		1,700,000	1,272,467

			1,272,467
Puerto Rico - 0.00%
Puerto Rico Sales Tax Financing Corp.
0.00%, 08/01/2054		500,000	28,360

			28,360

TOTAL MUNICIPAL BONDS (Cost $6,311,683)			$5,350,299

COLLATERALIZED MORTGAGE
OBLIGATIONS - 11.78%
Australia - 1.56%
Crusade Global Trust
Series 2004-2, Class A2,
0.802%, 11/19/2037 (P)		829,041	1,096,151
Series 2005-2, Class A2,
4.310%, 08/14/2037 (P)		3,903,995	3,397,083
Puma Finance, Ltd.
Series 2006-G5, Class A1,
0.321%, 02/21/2038 (P)		1,149,820	1,106,458
Series 2005-P11, Class BA,
4.090%, 08/22/2037 (P)		346,819	302,980
Series 2004-P10, Class BA,
4.213%, 07/12/2036 (P)		399,608	352,282
Superannuation Members Home Loans
Global Fund, Series 2004-7, Class A1
0.397%, 03/09/2036 (P)		$938,467	886,270
Swan
Series 2006-1E, Class A1,
0.330%, 05/12/2037 (P)		1,489,862	1,449,864
Series 2006-1E, Class A2,
4.350%, 05/12/2037 (P)		1,340,876	1,168,103
Torrens Trust, Series 2007-1, Class A
4.340%, 10/19/2038 (P)		2,161,373	1,885,663

			11,644,854
Ireland - 0.39%
German Residential Asset Note Distributor
PLC, Series 2006-1, Class A
0.917%, 07/20/2016 (P)	EUR	1,215,116	1,425,156
Immeo Residential Finance PLC,
Series 2007-2, Class A
0.874%, 12/15/2016 (P)		1,282,396	1,515,973

			2,941,129
Netherlands - 0.34%
Atomium Mortgage Finance BV,
Series 2003-I, Class A
0.628%, 07/01/2034 (P)		416,305	557,937
Delphinus BV, Series 2001-II, Class A1
0.949%, 11/28/2031 (P)		633,920	771,810

The accompanying notes are an integral part of the financial statements.	74

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Netherlands (continued)
Dutch Mortgage Portfolio Loans
BV, Class A
0.910%, 11/20/2035 (P)		$918,006	$1,217,789

			2,547,536
Spain - 0.07%
Bancaja Fondo de Titulizacion de Activos,
Series 2005-8, Class A
0.782%, 10/25/2037 (P)		438,664	521,403

			521,403
United Kingdom - 0.70%
First Flexible PLC, Series 7, Class A
0.726%, 09/15/2033 (P)	GBP	678,290	921,653
Newgate Funding PLC,
Series 2007-3x, Class A1
1.206%, 12/15/2050 (P)		1,970,317	2,849,951
RMAC Securities PLC,
Series 2006-NX1X, Class A2a
0.756%, 06/12/2044 (P)		1,185,012	1,466,880
United States - 8.72%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
5.049%, 09/25/2035 (P)		$142,028	93,123
American Home Mortgage
Investment Trust
Series 2007-1, Class GA2,
0.469%, 05/25/2047 (P)		413,434	94,720
Series 2004-3, Class 5A,
2.486%, 10/25/2034 (P)		412,958	340,922
Banc of America Funding Corp.
Series 2006-A, Class 1A1,
4.485%, 02/20/2036 (P)		1,428,717	1,245,641
Series 2006-J, Class 4A1,
6.064%, 01/20/2047 (P)		212,790	151,302
BCAP LLC Trust,
Series 2006-AA2, Class A1
0.399%, 01/25/2037 (P)		2,356,570	1,195,953
Bear Stearns Adjustable Rate
Mortgage Trust
Series 2005-5, Class A1,
2.530%, 08/25/2035 (P)		22,133	21,364
Series 2005-5, Class A2,
2.560%, 08/25/2035 (P)		1,208,870	1,165,834
Series 2005-2, Class A1,
2.760%, 03/25/2035 (P)		2,021,872	1,892,136
Series 2005-2, Class A2,
2.934%, 03/25/2035 (P)		503,975	477,132
Series 2003-5, Class 1A2,
3.505%, 08/25/2033 (P)		92,660	87,153
Series 2003-9, Class 2A1,
3.537%, 02/25/2034 (P)		28,100	23,977
Series 2004-2, Class 22A,
3.809%, 05/25/2034 (P)		342,297	311,448
Series 2003-7, Class 6A,
4.601%, 10/25/2033 (P)		183,343	171,425
Series 2005-9, Class A1,
4.625%, 10/25/2035 (P)		2,569,474	2,187,864
Series 2004-2, Class 23A,
4.631%, 05/25/2034 (P)		165,549	151,037
Bear Stearns Adjustable Rate Mortgage
Trust, Series 2005-4, Class 3a1
5.362%, 08/25/2035 (P)		653,234	587,461

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Bear Stearns Alt-A Trust
Series 2006-8, Class 3A1,
0.389%, 02/25/2034 (P)	$89,033	$64,936
Series 2005-7, Class 22A1,
5.201%, 09/25/2035 (P)	1,876,066	1,391,242
Series 2005-9, Class 24A1,
5.456%, 11/25/2035	951,255	568,293
Series 2006-6, Class 32A1,
5.614%, 11/25/2036 (P)	1,662,563	992,291
Series 2006-6, Class 31A1,
5.632%, 11/25/2036 (P)	2,233,366	1,307,455
Bear Stearns Structured Products, Inc.,
Series 2007-R6, Class 1A1
5.603%, 01/26/2036 (P)	986,574	617,213
Bella Vista Mortgage Trust,
Series 2005-2, Class 2A1
0.479%, 05/20/2045 (P)	741,909	424,960
Citigroup Mortgage Loan Trust, Inc.
Series 2005-12, Class 2A1,
1.029%, 08/25/2035 (P)	1,125,045	772,374
Series 2005-6, Class A1,
2.510%, 08/25/2035 (P)	647,645	618,058
Series 2005-11, Class 1A1,
2.990%, 12/25/2035 (P)	376,843	344,427
Series 2005-6, Class A2,
4.248%, 08/25/2035 (P)	725,968	639,401
Series 2005-11, Class A2A,
4.700%, 12/25/2035 (P)	1,746,286	1,602,780
Commercial Mortgage Pass Through
Certificates,
Series 2006-CN2A, Class A2FL
0.449%, 02/05/2019 (P)	2,600,000	2,323,594
Countrywide Alternative Loan Trust
Series 2006-OA19, Class A1,
0.409%, 02/20/2047 (P)	2,210,212	1,103,537
Series 2007-OA7, Class A1A,
0.409%, 05/25/2047 (P)	2,239,841	1,073,686
Series 2006-OA1, Class 2A1,
0.439%, 03/20/2046 (P)	1,378,426	713,394
Series 2005-81, Class A1,
0.509%, 02/25/2037 (P)	4,108,436	2,249,379
Series 2007-11T1, Class A12,
0.579%, 05/25/2037 (P)	530,109	263,922
Series 2005-56, Class 2A3,
1.971%, 11/25/2035 (P)	114,502	62,858
Series 2005-56, Class 2A2,
2.511%, 11/25/2035 (P)	114,580	64,094
Series 2005-21CB, Class A3,
5.250%, 06/25/2035 (P)	226,316	183,845
Series 2007-7T2, Class A9,
6.000%, 04/25/2037 (P)	329,701	211,205
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037 (P)	239,919	125,722
Countrywide Home Loan Mortgage Pass
Through Trust
Series 2004-25, Class 1A1,
0.559%, 02/25/2035 (P)	259,268	177,430
Series 2004-25, Class 2A1,
0.569%, 02/25/2035 (P)	306,224	210,713
Series 2005-R2, Class 1AF1,
0.569%, 06/25/2035 (P)	127,189	111,920
Series 2004-22, Class A3,
3.510%, 11/25/2034 (P)	281,907	240,365

The accompanying notes are an integral part of the financial statements.	75

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Countrywide Home Loan Mortgage Pass
Through Trust (continued)
Series 2004-12, Class 11A1,
3.968%, 08/25/2034 (P)	$82,180	$56,986
Series 2004-12, Class 12A1,
3.974%, 08/25/2034 (P)	833,559	680,611
Series 2005-HYB9, Class 3A2A,
5.250%, 02/20/2036 (P)	604,947	452,744
Series 2005-HYB9, Class 5A1,
5.250%, 02/20/2036 (P)	574,642	361,177
CS First Boston Mortgage Securities Corp.
Series 2003-AR18, Class 2A3,
3.211%, 07/25/2033 (P)	26,203	24,050
Series 2003-AR20, Class 2A1,
3.481%, 08/25/2033 (P)	299,098	275,833
Federal Home Loan Mortgage Corp.
Series 2004-2895, Class F,
0.581%, 06/15/2031 (P)	391,754	391,585
Series T-63, Class 1A1,
1.681%, 02/25/2045 (P)	275,144	259,007
Federal National Mortgage Association
Series 2005-120, Class NF,
0.329%, 01/25/2021 (P)	261,910	261,085
Series 2006-15, Class FC,
0.359%, 03/25/2036 (P)	865,345	690,098
Series 2006-16, Class FC,
0.529%, 03/25/2036 (P)	1,889,752	1,871,366
Series 2003-W6, Class F,
0.579%, 09/25/2042 (P)	595,446	558,550
0.579%, 03/25/2044 (P)	437,189	402,018
Series 2006-5, Class 3A2,
3.805%, 05/25/2035 (P)	696,600	670,529
First Horizon Asset Securities, Inc.
Series 2003-AR4, Class 2A1,
2.916%, 12/25/2033 (P)	159,018	148,773
Series 2003-AR2, Class 2A1,
3.117%, 07/25/2033 (P)	85,025	78,473
Series 2005-AR3, Class 2A1,
5.343%, 08/25/2035 (P)	130,145	116,210
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.582%, 11/15/2031 (P)	374,514	318,629
GMAC Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A
4.057%, 06/25/2034 (P)	20,813	16,705
Greenpoint Mortgage Funding Trust,
Series 2006-AR6, Class A1A
0.309%, 10/25/2046 (P)	882,618	799,357
Greenpoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1
3.474%, 10/25/2033 (P)	19,509	14,583
GS Mortgage Securities Corp.,
Series 2003-1, Class A2
0.929%, 01/25/2032 (P)	204,691	180,955
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
2.060%, 03/25/2033 (P)	124,372	119,400
Harborview Mortgage Loan Trust
Series 2006-12, Class 2A11,
0.319%, 01/19/2038 (P)	345,174	340,560
Series 2006-12, Class 2A2A,
0.419%, 01/19/2038 (P)	2,084,631	1,122,593
Series 2006-1, Class 2A1A,
0.469%, 03/19/2036 (P)	1,424,425	793,758

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Harborview Mortgage Loan Trust (continued)
Series 2003-1, Class A,
3.882%, 05/19/2033 (P)	$269,235	$260,133
Series 2005-4, Class 3A1,
4.956%, 07/19/2035 (P)	44,753	32,497
Impac Secured Assets Corp.,
Series 2006-4, Class A2A
0.309%, 01/25/2037 (P)	192,426	186,259
Indymac Index Mortgage Loan Trust,
Series 2004-AR11, Class 2A
2.948%, 12/25/2034 (P)	85,544	61,675
JPMorgan Alternative Loan Trust,
Series 2006-A6, Class 2A1
5.500%, 11/25/2036	516,301	419,867
JPMorgan Chase Commercial Mortgage
Securities Corp.,
Series 2007-LDPX, Class A3
5.420%, 01/15/2049	100,000	91,269
JPMorgan Mortgage Trust
Series 2007-A1, Class 5A6,
3.442%, 07/25/2035 (P)	587,771	277,302
Series 2003-A2, Class 3A1,
4.400%, 11/25/2033 (P)	204,958	200,452
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.509%, 10/25/2034 (P)	134,514	113,476
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
0.672%, 12/15/2030 (P)	884,737	796,590
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A3A2,
0.479%, 08/25/2036 (P)	176,790	113,550
Series 2003-C, Class A1,
0.889%, 06/25/2028 (P)	570,015	481,996
Series 2003-A2, Class 1A1,
3.367%, 02/25/2033 (P)	115,902	102,726
Series 2005-2, Class 1A,
4.250%, 10/25/2035 (P)	998,754	921,297
Merrill Lynch/Countrywide Commercial
Mortgage Trust,
Series 2007-8, Class A3
5.957%, 08/12/2049 (P)	2,000,000	1,863,629
Residential Accredit Loans, Inc.
Series 2007-QO2, Class A1,
0.379%, 02/25/2047 (P)	537,240	246,433
Series 2006-QO6, Class A1,
0.409%, 06/25/2046 (P)	2,375,626	884,208
Series 2006-QO3, Class A1,
0.439%, 04/25/2046 (P)	1,444,430	577,782
Residential Asset Mortgage Products, Inc.,
Series 2006-RZ5, Class A1A
0.329%, 08/25/2046 (P)	64,503	63,900
Residential Asset Securitization Trust,
Series 2006-R1, Class A2
0.629%, 01/25/2046 (P)	650,991	297,613
Residential Funding Mortgage Securities I,
Series 2005-SA4, Class 1A21
5.200%, 09/25/2035 (P)	182,727	133,140
Sequoia Mortgage Trust, Series 5, Class A
0.579%, 10/19/2026 (P)	232,692	174,738
Structured Adjustable Rate Mortgage
Loan Trust
Series 2004-19, Class 2A1,
1.871%, 01/25/2035 (P)	790,629	373,431

The accompanying notes are an integral part of the financial statements.	76

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Structured Adjustable Rate Mortgage Loan
Trust (continued)
Series 2004-1, Class 4A2,
2.760%, 02/25/2034 (P)		$887,296	$771,748
Series 2004-1, Class 4A1,
2.760%, 02/25/2034 (P)		161,327	142,998
Series 2004-4, Class 3A2,
3.035%, 04/25/2034 (P)		370,206	306,429
Series 2004-12, Class 7A1,
5.210%, 09/25/2034 (P)		633,298	562,975
Structured Asset Mortgage Investments,
Inc., Series 2006-AR3, Class 12A1
0.449%, 05/25/2036 (P)		1,844,068	957,261
Thornburg Mortgage Securities Trust,
Series 2006-5, Class A1
0.349%, 10/25/2046 (P)		1,488,741	1,441,109
Wachovia Bank Commercial Mortgage
Trust, Series 2006-C28, Class A4
5.572%, 10/15/2048		3,000,000	2,839,801
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR6, Class 2A1A,
0.459%, 04/25/2045 (P)		523,642	394,278
Series 2005-AR13, Class A1A1,
0.519%, 10/25/2045 (P)		180,706	129,206
Series 2005-AR2, Class 2A1A,
0.539%, 01/25/2045 (P)		301,979	232,108
Series 2003-R1, Class A1,
0.769%, 12/25/2027 (P)		893,948	693,552
Series 2006-AR19, Class 1A,
1.211%, 01/25/2047 (P)		611,024	315,864
Series 2006-AR17, Class 1A1A,
1.281%, 12/25/2046 (P)		455,848	273,193
Series 2006-AR3, Class A1A,
1.471%, 02/25/2046 (P)		1,023,136	696,992
Series 2002-AR17, Class 1A,
1.671%, 11/25/2042 (P)		361,896	268,562
Series 2003-AR9, Class 1A6,
2.833%, 09/25/2033 (P)		3,747,815	3,694,482
Series 2003-AR5, Class A7,
2.884%, 06/25/2033 (P)		109,826	104,307
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-AR5, Class 3A
1.411%, 07/25/2046 (P)		423,552	156,220
Wells Fargo Mortgage Backed
Securities Trust
Series 2004-S, Class A1,
3.097%, 09/25/2034 (P)		326,530	318,652
Series 2006-AR2, Class 2A1,
4.950%, 03/25/2036 (P)		2,709,328	2,395,518

			65,032,439

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $108,049,487)			$87,925,845

ASSET BACKED SECURITIES - 1.58%
Canada - 0.13%
Ford Auto Securitization Trust,
Series 2009-R1A, Class A2
4.817%, 10/15/2012	CAD	1,000,000	987,873

			987,873

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES (continued)
Ireland - 0.07%
SC Germany Auto, Series 2007-1, Class A
0.491%, 08/11/2015	EUR	392,871	$532,224

			532,224
Italy - 0.12%
Locat Securitisation Vehicle Srl,
Series 2006-4, Class A2
0.874%, 12/12/2028		650,387	856,825

			856,825
United Kingdom - 0.24%
Bumper 2 SA, Series 2009-3, Class A
2.212%, 06/20/2022		1,300,000	1,770,145
United States - 1.02%
Access Group, Series 2008-1, Class A
1.548%, 10/27/2025 (P)		$2,492,005	2,574,686
Countrywide Asset-Backed Certificates
Series 2007-2, Class 2A1,
0.279%, 08/25/2037 (P)		398,035	383,377
Series 2006-25, Class 2A1,
0.299%, 06/25/2047 (P)		654,639	624,205
First Franklin Mortgage Loan Asset
Backed Certificates
Series 2006-FF15, Class A3,
0.279%, 11/25/2036 (P)		468,434	457,893
Series 2006-FF18, Class A2A,
0.299%, 12/25/2037 (P)		31,006	30,612
Ford Credit Auto Owner Trust,
Series 2008-C, Class A2B
1.132%, 01/15/2011 (P)		22,399	22,405
Franklin Auto Trust,
Series 2008-A, Class A2
1.229%, 10/20/2011 (P)		295,160	295,470
Mid-State Trust, Series 1995-4, Class A
8.330%, 04/01/2030		1,232,536	1,250,929
Nelnet Student Loan Trust,
Series 2008-4, Class A1
0.779%, 04/27/2015 (P)		640,471	641,400
Residential Asset Securitization Trust,
Series 2005-A15, Class 5A1
5.750%, 02/25/2036		309,787	214,137
SACO I, Inc., Series 2005-10, Class 1A
0.489%, 06/25/2036 (P)		356,523	121,458
SLM Student Loan Trust,
Series 2003-6, Class A4
0.454%, 12/17/2018 (P)		381,547	380,289
Structured Asset Securities Corp.,
Series 2006-11, Class A1
3.254%, 10/25/2035 (P)(S)		513,185	431,745
Wells Fargo Home Equity Trust,
Series 2005-2, Class AI1A
0.459%, 10/25/2035 (P)		192,694	188,165

			7,616,771

TOTAL ASSET BACKED SECURITIES (Cost $12,130,822)			$11,763,838

TERM LOANS - 0.35%
United States - 0.35%
Chrysler Finance Company
4.240%, 08/03/2012 (P)		1,725,053	1,703,059
Ford Motor Company
3.258%, 11/29/2013 (P)		966,358	902,740

TOTAL TERM LOANS (Cost $2,654,018)			$2,605,799

The accompanying notes are an integral part of the financial statements.	77

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount		Value

PREFERRED STOCKS - 0.01%
United States - 0.01%
SLM Corp. (N)	6,200		$103,850

			103,850

TOTAL PREFERRED STOCKS (Cost $69,750)		$	$ 103,850

SHORT-TERM INVESTMENTS - 4.67%
Repurchase Agreement - 4.09%
Deutsche Bank Tri-Party Repurchase
Agreement dated 02/26/2010 at 0.11%
to be repurchased at $14,600,134 on
03/01/2010, collateralized by
$14,893,000 Federal Home Loan
Mortgage Corp., 0.00% due 03/08/2010
(valued at $14,893,000,
including interest)	$14,600,000		14,600,000
Goldman Sachs Tri-Party Repurchase
Agreement dated 02/26/2010 at 0.11%
to be repurchased at $14,900,137 on
03/01/2010, collateralized by
$15,055,000 Federal National Mortgage
Association, 2.20% due 04/23/2012
(valued at $15,208,952,
including interest)	14,900,000		14,900,000
Repurchase Agreement with State Street
Corp. dated 02/26/2010 at 0.01% to be
repurchased at $1,001,001 on
03/01/2010, collateralized by
$965,000 Federal Home Loan Bank,
5.50% due 07/15/2036 (valued at
$1,021,694, including interest)	1,001,000		1,001,000

			30,501,000
Short-Term Securities* - 0.58%
Barclays Bank PLC, 1.071%, 03/22/2011	3,400,000		3,400,000
U.S. Treasury Bills,
0.063%, 03/04/2010 (F)	932,000		931,997

			4,331,997

TOTAL SHORT-TERM INVESTMENTS (Cost $34,832,997)			$34,832,997

Total Investments (Global Bond Fund)
(Cost $759,455,882) - 98.79%			$737,156,249
Other assets and liabilities, net - 1.21%			9,064,095

TOTAL NET ASSETS - 100.00%			$746,220,344

For sector weighting information see pages 3-8.

Global Infrastructure Fund
	Shares or
	Principal
	Amount		Value

COMMON STOCKS - 99.16%
Australia - 2.52%
Transurban Group, Ltd.	12,000	$	$ 56,303
Brazil - 1.95%
Cia Energetica de Minas Gerais, ADR	1,596		26,127
Companhia de Saneamento Basico de Estado de
Sao Paulo, ADR	516		17,590

			43,717
Canada - 18.98%
Aecon Group, Inc.	700		9,227
ATCO, Ltd.	985		45,028

Global Infrastructure Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Canadian Utilities, Ltd.	400	$16,970
Enbridge, Inc.	2,461	108,973
Seacliff Construction Corp.	1,500	16,950
SNC-Lavalin Group, Inc.	800	37,445
Telus Corp.	1,349	44,270
The Churchill Corp. (I)	2,300	46,669
TransCanada Corp.	3,000	99,000

		424,532
China - 0.83%
China Telecom Corp., Ltd., ADR	424	18,660
France - 3.57%
France Telecom SA, SADR	616	14,451
GDF Suez	816	29,975
Groupe Eurotunnel SA	3,500	35,557

		79,983
Germany - 5.33%
E.ON AG, SADR	491	17,494
Fraport AG, ADR	300	15,105
Freenet AG (I)	3,331	47,642
RWE AG	459	38,910

		119,151
Italy - 6.22%
Autostrade SpA	1,600	36,926
Enel SpA	16,558	89,813
Terna Rete Elettrica Nazionale SpA	3,000	12,326

		139,065
Japan - 2.92%
Kamigumi Company, Ltd.	1,000	7,789
NTT DoCoMo, Inc., SADR	1,365	21,117
Tokyo Gas Company, Ltd.	8,349	36,362

		65,268
Netherlands - 2.45%
Koninklijke KPN NV, SADR	1,124	18,006
Koninklijke Vopak NV	500	36,789
		54,795
Norway - 0.90%
Telenor ASA, ADR (I)	528	20,064
Singapore - 1.08%
Singapore Airport Terminal Services, Ltd.	13,000	24,133
Spain - 8.05%
Abertis Infraestructuras SA	1,520	28,653
Enagas	300	6,262
Endesa SA	1,404	40,508
Iberdrola SA	4,444	35,784
Telefonica SA, SADR	982	68,917

		180,124
Sweden - 2.47%
Tele2 AB, Series B	3,723	55,371
Switzerland - 1.71%
Swisscom AG	1,116	38,301
Taiwan - 0.21%
Chunghwa Telecom Company, Ltd., ADR	257	4,801
Turkey - 0.48%
Turkcell Iletisim Hizmetleri AS, ADR	726	10,752
United Kingdom - 2.51%
BT Group PLC	1,276	22,368
National Grid PLC, SADR	399	19,850

The accompanying notes are an integral part of the financial statements.	78

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Global Infrastructure Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Vodafone Group PLC, SADR	642	$13,976

		56,194
United States - 36.98%
AT&T, Inc.	2,807	69,642
CenturyTel, Inc.	996	34,133
Dominion Resources, Inc.	945	35,901
DTE Energy Company	1,421	61,700
Edison International	1,245	40,624
El Paso Corp.	1,500	15,705
Exelon Corp.	901	39,013
FirstEnergy Corp.	323	12,484
FPL Group, Inc.	500	23,185
ITT Educational Services, Inc. (I)	200	21,808
Kinder Morgan Management LLC (I)	667	38,252
OGE Energy Corp.	387	14,149
ONEOK, Inc.	687	30,455
Pinnacle West Capital Corp.	245	8,920
Public Service Enterprise Group, Inc.	1,489	44,253
Qwest Communications International, Inc.	5,650	25,764
Sempra Energy	1,342	65,990
Spectra Energy Corp.	3,200	69,760
Suburban Propane Partners LP	509	24,218
Telephone & Data Systems, Inc.	152	4,744
Tenet Healthcare Corp.	1,600	8,432
The Williams Companies, Inc.	4,200	90,468
USA Mobility, Inc.	440	4,954
Verizon Communications, Inc.	1,475	42,672

		827,226

TOTAL COMMON STOCKS (Cost $2,051,424)		$2,218,440

Total Investments (Global Infrastructure Fund)
(Cost $2,051,424) - 99.16%		$2,218,440
Other assets and liabilities, net - 0.84%		18,696

TOTAL NET ASSETS - 100.00%		$2,237,136

For sector weighting information see pages 3-8.

Global Real Estate Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.54%
Australia - 9.79%
CFS Gandel Retail Trust	1,539,602 $	$2,617,346
Charter Hall Group, Ltd.	789,586	497,350
Commonwealth Property Office Fund	1,586,251	1,348,311
Dexus Property Group	1,224,565	903,508
FKP Property Group, Ltd.	654,018	423,871
General Property Trust, Ltd.	4,831,759	2,483,747
Goodman Group	5,330,415	2,857,348
Macquarie Leisure Trust Group	155,329	200,065
Macquarie Office Trust	5,211,450	1,304,434
Mirvac Group, Ltd.	423,474	579,088
Stockland	1,463,633	5,314,399
Westfield Group	1,028,917	11,063,569

		29,593,036
Austria - 0.15%
Immofinanz AG (I)(L)	140,000	456,882
Brazil - 0.43%
Aliansce Shopping Centers SA (I)	121,550	677,987

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
PDG Realty SA Empreendimentos
e Participacoes	70,550	$631,267

		1,309,254
Canada - 3.50%
Allied Properties Real Estate Investment Trust	61,450	1,115,468
Chartwell Seniors Housing Real Estate
Investment Trust (I)(S)	143,350	1,039,499
Chartwell Seniors Housing Real Estate
Investment Trust	179,950	1,304,903
First Capital Realty, Inc. (I)(S)	28,500	567,996
First Capital Realty, Inc.	86,950	1,732,885
InnVest Real Estate Investment Trust	380,750	2,040,895
RioCan Real Estate Investment Trust	154,000	2,788,158

		10,589,804
Finland - 0.26%
Technopolis Oyj	170,000	794,197
France - 3.12%
Fonciere Des Regions (L)	5,500	548,542
Unibail-Rodamco SE	45,000	8,888,419

		9,436,961
Guernsey, C.I. - 0.17%
Camper & Nicholsons Marina
Investments, Ltd. (I)	1,200,000	503,184
Hong Kong - 16.81%
Agile Property Holdings, Ltd.	526,000	671,301
China Overseas Land & Investment, Ltd.	2,833,452	5,741,279
China Resources Land, Ltd.	1,051,000	2,183,869
Hang Lung Properties, Ltd.	1,133,592	4,354,354
Henderson Land Development Company, Ltd.	680,000	4,597,145
Hong Kong Land Holdings, Ltd.	1,074,000	4,938,804
Hysan Development Company, Ltd.	292,000	786,446
Kerry Properties, Ltd.	546,803	2,593,524
Shimao Property Holdings, Ltd., GDR	524,000	872,761
Sun Hung Kai Properties, Ltd.	1,286,173	17,853,913
The Link	830,000	2,086,027
Wharf Holdings, Ltd.	794,000	4,123,908

		50,803,331
Italy - 0.21%
Beni Stabili SpA	685,000	625,533
Japan - 10.65%
Aeon Mall Company, Ltd.	13,000	236,684
Daikyo, Inc. (I)	947,000	1,750,108
Japan Real Estate Investment Corp.	374	3,227,565
Mitsubishi Estate Company, Ltd.	603,000	9,462,373
Mitsui Fudosan Company, Ltd.	509,000	8,586,090
Nippon Building Fund, Inc.	248	2,193,741
NTT Urban Development Corp.	1,258	1,003,748
Sumitomo Realty &
Development Company, Ltd.	252,000	4,470,603
Tokyo Tatemono Company, Ltd.	351,000	1,238,498

		32,169,410
Jersey, C.I. - 0.53%
LXB Retail Properties PLC (I)	644,000	873,954
Max Property Group PLC (I)	400,000	722,738

		1,596,692
Luxembourg - 0.22%
ProLogis European Properties (I)(L)	99,714	678,082
Malta - 0.00%
BGP Holdings PLC (I)	4,606,148	6

The accompanying notes are an integral part of the financial statements.	79

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands - 1.18%
Corio NV	41,000	$2,537,666
Vastned Retail NV	16,000	1,016,592

		3,554,258
Philippines - 0.53%
Ascendas Real Estate Investment Trust	775,088	1,064,618
Megaworld Corp.	21,000,000	535,358

		1,599,976
Singapore - 4.30%
Capitaland, Ltd.	2,277,500	6,121,350
CapitaMall Trust	1,036,000	1,303,895
CDL Hospitality Trusts	787,000	946,430
City Developments, Ltd.	317,000	2,317,420
Suntec	2,505,000	2,317,933

		13,007,028
South Africa - 0.68%
Growthpoint Properties, Ltd.	460,000	866,112
South African Property Opportunities PLC (I)	1,400,000	1,174,095

		2,040,207
Sweden - 0.89%
Castellum Abcastellum AB	165,000	1,637,847
Kungsleden Abkungsleden AB	150,000	1,051,845

		2,689,692
Thailand - 0.18%
Amata Corp. PCL	2,331,100	528,754
United Kingdom - 6.89%
Big Yellow Group PLC (I)	237,500	1,150,428
British Land Company PLC	550,000	3,696,162
Capital & Regional PLC (I)	1,100,000	570,406
Conygar Investment Company PLC (I)	250,000	450,819
Derwent Valley Holdings PLC	80,000	1,579,545
Great Portland Estates PLC	300,000	1,286,349
Hammerson PLC	214,000	1,251,557
Hansteen Holdings PLC	300,000	352,277
Helical Bar PLC	135,000	643,230
Land Securities Group PLC	110,000	1,060,793
London & Stamford Property, Ltd.	375,000	681,858
NR Nordic and Russia Properties, Ltd.	1,154,912	393,147
Primary Health Properties PLC	70,000	320,224
Quintain Estates & Development PLC (I)	870,000	809,549
Safestore Holdings, Ltd.	457,788	973,794
Segro PLC	500,000	2,433,115
Songbird Estates PLC (I)	185,000	474,810
St. Modwen Properties PLC (I)	60,000	177,361
Terrace Hill Group PLC	2,000,000	525,101
Unite Group PLC (I)	450,000	1,994,361

		20,824,886
United States - 38.05%
American Campus Communities, Inc.	69,950	1,933,418
Apartment Investment & Management
Company, Class A	111,550	1,861,770
AvalonBay Communities, Inc. (L)	95,128	7,745,322
BioMed Realty Trust, Inc.	68,650	1,060,643
Boston Properties, Inc. (L)	171,000	11,616,030
Brandywine Realty Trust	243,550	2,730,196
BRE Properties, Inc.	73,200	2,467,572
Camden Property Trust	80,850	3,238,043
Cogdell Spencer, Inc.	93,750	632,813
Developers Diversified Realty Corp.	176,250	1,870,013
Digital Realty Trust, Inc. (L)	75,650	3,902,027
Douglas Emmett, Inc.	79,750	1,123,678

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Duke Realty Corp.	188,500	$2,092,350
Equity Residential	53,450	1,928,476
HCP, Inc. (L)	81,150	2,335,497
Health Care, Inc.	109,200	4,625,712
Host Hotels & Resorts, Inc.	457,254	5,354,444
LTC Properties, Inc.	32,250	841,080
Mack-Cali Realty Corp.	57,100	1,915,134
Nationwide Health Properties, Inc.	106,018	3,518,737
ProLogis	381,850	4,922,047
PS Business Parks, Inc.	26,000	1,274,000
Public Storage, Inc. (L)	99,300	8,161,467
Ramco-Gershenson Properties Trust	59,900	600,198
Regency Centers Corp. (L)	172,430	5,978,148
Retail Opportunity Investments Corp. (I)	58,450	584,500
Senior Housing Properties Trust	211,963	4,406,711
Simon Property Group, Inc.	175,248	13,720,166
SL Green Realty Corp.	37,500	1,914,750
Sovran Self Storage, Inc.	26,750	848,778
Sunstone Hotel Investors, Inc. (I)	271,300	2,425,422
Tanger Factory Outlet Centers, Inc. (L)	30,400	1,266,768
Taubman Centers, Inc. (L)	76,300	2,955,099
Washington Real Estate Investment Trust	111,700	3,111,962

		114,962,971

TOTAL COMMON STOCKS (Cost $235,982,630)		$297,764,144

WARRANTS - 0.00%
France - 0.00%
Fonciere Des Regions (Expiration Date:
12/31/2010, Strike Price: EUR 65.00) (I)	10,649	7,120

TOTAL WARRANTS (Cost $3,081)		$7,120

SHORT-TERM INVESTMENTS - 13.91%
Repurchase Agreement - 0.62%
Repurchase Agreement with State Street Corp.
dated 02/26/10 at 0.01% to be repurchased
at $1,858,002 on 03/01/2010, collateralized
by $1,900,000 Federal Home Loan
Mortgage Corp., zero coupon due
03/29/2010 (valued at $1,899,050,
including interest)	$1,858,000	1,858,000
Securities Lending Collateral - 13.29%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)*	4,012,329	40,163,810

TOTAL SHORT-TERM INVESTMENTS (Cost $42,011,991)		$42,021,810

Total Investments (Global Real Estate Fund)
(Cost $277,997,702) - 112.45%		$339,793,074
Other assets and liabilities, net - (12.45%)		(37,628,136)

TOTAL NET ASSETS - 100.00%		$302,164,938

For sector weighting information see pages 3-8.

Global Timber Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 91.29%
Australia - 3.22%
Gunns, Ltd.	158,818$	$80,969

The accompanying notes are an integral part of the financial statements.	80

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Global Timber Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil - 3.21%
Fibria Celulose SA, SADR (I)	4,400	$80,740
Canada - 16.06%
Canfor Corp. (I)	17,736	143,108
Cascades, Inc.	6,605	51,474
West Fraser Timber Company, Ltd.	6,015	209,342

		403,924
China - 1.54%
Shandong Chenming Paper Holdings, Ltd.	59,670	38,759
Hong Kong - 13.11%
Sino-Forest Corp. (I)	16,952	329,792
Japan - 0.91%
Hokuetsu Paper Mills, Ltd.	4,667	22,785
United States - 53.24%
Bemis Company, Inc.	2,927	85,673
Clearwater Paper Corp. (I)	1,230	59,360
Deltic Timber Corp.	1,738	79,844
Greif, Inc., Class A	1,332	68,252
International Paper Company	5,981	138,580
MeadWestvaco Corp.	1,051	24,110
Packaging Corp. of America	4,770	113,526
Plum Creek Timber Company, Inc.	2,879	102,867
Potlatch Corp.	3,747	123,726
Rayonier, Inc.	3,829	159,172
Rock-Tenn Company, Class A	1,586	66,358
Schweitzer-Mauduit International, Inc.	2,003	91,938
Sonoco Products Company	1,565	46,293
Temple-Inland, Inc.	4,127	76,845
Weyerhaeuser Company	2,547	102,897

		1,339,441

TOTAL COMMON STOCKS (Cost $1,745,904)		$2,296,410

PREFERRED STOCKS - 8.59%
Brazil - 8.59%
Klabin SA (N)	32,080	84,321
Suzano Papel e Celulose SA (I)(N)	12,820	131,949

		216,270

TOTAL PREFERRED STOCKS (Cost $217,158)		$216,270

Total Investments (Global Timber Fund)
(Cost $1,963,062) - 99.88%		$2,512,680
Other assets and liabilities, net - 0.12%		2,899

TOTAL NET ASSETS - 100.00%		$2,515,579

For sector weighting information see pages 3-8.

High Income Fund
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 48.87%
Advertising - 0.90%
Vertis, Inc., PIK
13.500%, 04/01/2014	$964,780	$371,440
Vertis, Inc., Series A, PIK
18.500%, 10/01/2012	4,471,654	4,024,489

		4,395,929

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Aerospace & Defense - 0.23%
Sequa Corp.
11.750%, 12/01/2015 (S)	$1,155,000	$1,131,900
Agriculture - 0.22%
North Atlantic Trading Company
10.000%, 03/01/2012 (S)	1,376,750	1,087,633
Airlines - 5.16%
Alaska Airlines, Inc.
7.379%, 05/23/2016	5,935,372	5,163,772
Alaska Airlines, Inc., Series D
9.500%, 04/12/2012	78,468	73,368
American Airlines, Inc.
9.930%, 06/15/2010	512,000	504,320
10.320%, 07/30/2014 (S)	875,823	722,554
AMR Corp.
6.250%, 10/15/2014	1,000,000	1,157,500
AMR Corp., MTN, Series B
10.400%, 03/10/2011	4,500,000	4,140,000
GOL Finance
8.750%, 04/29/2049 (S)	3,470,000	2,949,500
Northwest Airlines, Inc.
0.00%, 01/16/2017 (I)	4,470,000	0
6.625%, 02/15/2023 (I)	15,690,000	94,140
7.625%, 11/15/2023 (I)	8,745,000	52,470
8.700%, 03/15/2049 (I)	2,055,000	10,481
8.875%, 06/01/2049 (I)	6,360,000	32,436
9.875%, 03/15/2037 (I)	7,045,000	35,930
10.000%, 02/01/2049 (I)	3,115,000	15,887
UAL Corp.
6.000%, 10/15/2029	4,125,000	8,765,625
United Air Lines, Inc.
12.750%, 07/15/2012	1,500,000	1,590,000

		25,307,983
Auto Parts & Equipment - 5.56%
Allison Transmission, Inc.
11.000%, 11/01/2015 (S)	4,840,000	5,021,500
Allison Transmission, Inc., PIK
11.250%, 11/01/2015 (S)	13,025,500	13,481,393
Exide Technologies, Series B
10.500%, 03/15/2013	9,000,000	8,752,500

		27,255,393
Building Materials - 0.04%
USG Corp.
9.750%, 08/01/2014 (S)	195,000	204,750
Chemicals - 1.51%
American Pacific Corp.
9.000%, 02/01/2015	7,485,000	7,391,438
Commercial Services - 0.27%
MSX International, Inc.
12.500%, 04/01/2012 (S)	1,185,000	948,000
Quebecor World, Inc.
4.875%, 11/15/2049 (S)	365,000	20,075
6.125%, 11/15/2013	3,255,000	179,025
6.500%, 08/01/2049	560,000	30,800
9.750%, 01/15/2049	3,155,000	173,525

		1,351,425
Electric - 1.75%
Texas Competitive Electric Holdings Company
LLC, PIK
10.500%, 11/01/2016	3,730,415	2,648,595

The accompanying notes are an integral part of the financial statements.	81

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electric (continued)
Texas Competitive Electric Holdings Company
LLC, Series A
10.250%, 11/01/2015	$7,915,000	$5,915,671

		8,564,266
Electronics - 0.20%
Muzak LLC/Muzak Finance Corp.
1.000%, 06/01/2010 (H)	2,170,000	675,490
9.875%, 03/15/2010 (H)	919,000	285,717

		961,207
Entertainment - 1.69%
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)	20,530,000	218,131
Fontainebleau Las Vegas Holdings LLC, PIK
12.500%, 06/01/2022 (H)	3,813,380	0
Greektown Holdings LLC
10.750%, 12/01/2013 (H)(S)	10,432,000	625,920
Marquee Holdings, Inc.
12.000%, 08/15/2014	820,000	690,850
Mashantucket Western Pequot Tribe, Series A
8.500%, 11/15/2015 (H)(S)	15,742,000	4,092,920
Mohegan Tribal Gaming Authority
7.125%, 08/15/2014	2,605,000	1,927,700
11.500%, 11/01/2017 (S)	700,000	728,000

		8,283,521
Food - 0.14%
FAGE Dairy Industry SA
9.875%, 02/01/2020 (S)	740,000	699,334
Forest Products & Paper - 1.78%
Abitibi-Consolidated of Canada, Inc.
6.000%, 06/20/2013 (H)	1,620,000	332,100
7.750%, 06/15/2011 (H)	2,051,000	420,455
8.375%, 04/01/2015 (H)	2,850,000	584,250
15.500%, 07/15/2010 (H)(S)	360,000	92,700
Abitibi-Consolidated, Inc.
7.400%, 04/01/2018 (H)	500,000	102,500
7.500%, 04/01/2028 (H)	347,000	71,135
NewPage Corp.
10.000%, 05/01/2012	4,245,000	2,440,875
11.375%, 12/31/2014	1,120,000	1,069,600
PE Paper Escrow GmbH
12.000%, 08/01/2014 (S)	755,000	819,175
Pope & Talbot, Inc.
8.375%, 06/01/2013 (H)	2,200,000	220
Sappi Papier Holding AG
7.500%, 06/15/2032 (S)	3,435,000	2,387,325
Verso Paper Holdings LLC
11.500%, 07/01/2014	385,000	404,250

		8,724,585
Insurance - 0.13%
MBIA Insurance Corp.
14.000%, 01/15/2033 (P)(S)	1,335,000	627,450
Internet - 0.10%
Netflix, Inc.
8.500%, 11/15/2017	455,000	476,613
Leisure Time - 0.57%
Travelport LLC
9.875%, 09/01/2014	2,000,000	2,045,000
11.875%, 09/01/2016	715,000	745,388

		2,790,388

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Lodging - 6.97%
Harrah’s Operating Company, Inc.
3.249%, 01/28/2015 (P)	$1,690,000	$1,373,125
Little Traverse Bay Bands of Odawa Indians
10.250%, 02/15/2014 (H)(S)	7,335,000	1,852,088
Majestic Star Casino LLC
9.500%, 10/15/2010 (H)	20,585,000	13,611,831
9.750%, 01/15/2011 (H)	4,515,000	677,250
MGM Mirage, Inc.
11.125%, 11/15/2017 (S)	1,035,000	1,117,800
MTR Gaming Group, Inc.
12.625%, 07/15/2014 (S)	4,810,000	4,641,650
MTR Gaming Group, Inc., Series B
9.000%, 06/01/2012	13,820,000	10,917,800
Trump Entertainment Resorts, Inc.
8.500%, 06/01/2015 (H)	13,440,000	13,440

		34,204,984
Media - 14.04%
Adelphia Communications Corp.
7.750%, 01/15/2049	3,000,000	37,800
9.875%, 03/01/2049	1,965,000	24,759
10.250%, 11/01/2049	985,000	12,411
CCH II LLC / CCH II Capital Corp.
13.500%, 11/30/2016 (S)	8,885,082	10,406,652
Century Communications, Inc.
8.375%, 12/15/2049	1,000,000	0
Charter Communications, Inc.
10.875%, 09/15/2014 (S)	2,680,000	2,984,850
Clear Channel Communications, Inc., PIK
11.000%, 08/01/2016	9,999,893	6,799,927
Sirius XM Radio, Inc.
9.625%, 08/01/2013	4,702,000	4,760,775
SuperMedia, Inc.
8.000%, 11/15/2016	18,405,000	322,088
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)	17,265,000	16,522,605
11.250%, 06/15/2013 (S)	3,000,000	3,195,000
13.000%, 08/01/2013 (S)	21,680,000	23,739,595
Young Broadcasting, Inc.
10.000%, 03/01/2011 (H)	8,135,000	56,945

		68,863,407
Mining - 3.11%
CII Carbon LLC
11.125%, 11/15/2015 (S)	15,290,000	15,251,775
Oil & Gas - 0.18%
Dominion Petroleum Acquisitions
8.500%, 10/01/2011	902,903	901,477
Packaging & Containers - 1.13%
Jefferson Smurfit Corp.
8.250%, 10/01/2012 (H)	740,000	610,500
Smurfit-Stone Container Enterprises, Inc.
8.000%, 03/15/2017 (H)	6,000,000	4,935,000

		5,545,500
Real Estate - 0.77%
Realogy Corp.
10.500%, 04/15/2014	1,200,000	1,002,000
Realogy Corp., PIK
11.000%, 04/15/2014	3,389,900	2,779,718

		3,781,718
Retail - 0.14%
Steinway Musical Instruments, Inc.
7.000%, 03/01/2014 (S)	745,000	689,125

The accompanying notes are an integral part of the financial statements.	82

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunications - 2.28%
Canadian Satellite Radio Holdings, Inc.
0.180%, 09/14/2014	$535,800	$352,155
12.750%, 02/15/2014 to 02/14/2016 (P)	5,514,184	3,175,877
Canadian Satellite Radio Holdings, Inc. (CAD)
8.000%, 09/10/2014	1,700,000	807,831
Digicel Group, Ltd.
8.250%, 09/01/2017 (S)	580,000	551,000
8.875%, 01/15/2015 (S)	695,000	663,725
Intelsat Bermuda, Ltd.
11.250%, 02/04/2017	2,720,000	2,757,400
Muzak LLC, PIK
15.000%, 07/31/2014	1,331,590	1,342,444
Terrestar Networks, Inc., PIK
15.000%, 02/15/2014 (S)	1,671,652	1,537,920

		11,188,352

TOTAL CORPORATE BONDS (Cost $278,059,923)		$239,680,153

CONVERTIBLE BONDS - 11.12%
Automobiles & Components - 1.49%
Ford Motor Company
4.250%, 11/15/2016	4,380,000	6,219,600
Mobile Satellite Ventures LP, 0.00% Steps up
to 14.00% on 04/1/2010
maturing at 04/01/2013 (S)	1,190,000	1,094,800

		7,314,400
Diversified Financials - 0.51%
Janus Capital Group, Inc.
3.250%, 07/15/2014	2,160,000	2,489,400
Transportation - 9.12%
Continental Airlines, Inc.
5.000%, 06/15/2023	8,280,000	9,397,800
UAL Corp.
4.500%, 06/30/2021	25,301,000	23,529,930
US Airways Group, Inc.
7.000%, 09/30/2020	5,920,000	5,735,000
7.250%, 05/15/2014	3,350,000	6,071,875

		44,734,605

TOTAL CONVERTIBLE BONDS (Cost $45,002,323)		$54,538,405

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.33%
GS Mortgage Securities Corp.,
Series 2006-NIM3, Class OS
0.00%, 10/26/2037	5,000	500
Harborview Mortgage Loan Trust
Series 2006-BU1, Class R,
0.00%, 02/19/2046	161,449,387	2
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	41,479,903	335,987
Series 2007-3, Class ES IO,
0.350%, 05/19/2047	52,244,426	423,180
Series 2007-4, Class ES IO,
0.350%, 07/19/2047 (P)	56,242,770	455,566
Lehman XS Net Interest Margin Notes
Series 2007-GPM8, Class A3,
9.000%, 01/28/2047 (H)(S)	317,665	0
Series 2007-GPM8, Class A4,
9.000%, 01/28/2047 (H)(S)	470,000	0
RALI Asset Holdings Corp., Series 2006,
Class Q04, NIM
0.00%, 11/21/2037	170	0

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Washington Mutual, Inc.,
Series 2005-AR19, Class B1 IO
0.929%, 12/25/2045 (P)	$2,962,165	$372,618

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $9,940,425)		$1,587,853

ASSET BACKED SECURITIES - 1.23%
DB Master Finance LLC, Series 2006-1,
Class -M1
8.285%, 06/20/2031 (S)	2,370,000	2,040,499
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class M1
7.629%, 04/25/2037 (S)	4,990,000	3,992,000

TOTAL ASSET BACKED SECURITIES (Cost $6,780,082)		$6,032,499

COMMON STOCKS - 13.45%
Automobiles & Components - 1.35%
Federal Mogul Corp. (I)	31,002	599,269
Lear Corp. (I)	87,301	6,047,340

		6,646,609
Commercial & Professional Services - 0.12%
World Color Press, Inc. (I)	51,621	567,831
Consumer Services - 0.00%
Fontainebleau Resorts LLC, Class A (I)	65,203	0
Energy - 0.26%
Dominion Petroleum, Ltd., GDR (I)	15,339,792	1,286,456
Materials - 0.01%
Tembec, Inc. (I)	25,800	26,727
Media - 5.50%
Canadian Satellite Radio Holdings, Inc. (I)	315,912	405,323
Canadian Satellite Radio Holdings,
Inc., Class A (I)	577,161	740,513
Charter Communications, Inc., Class A (I)	368,879	10,974,150
Comcast Corp., Class A	172,469	2,671,545
Dex One Corp. (I)	63,334	1,887,357
Sirius XM Radio, Inc. (I)	6,726,931	6,861,470
SuperMedia, Inc. (I)	42,791	1,797,232
The Star Tribune Company (I)	11,463	229,260
Time Warner Cable, Inc.	29,999	1,400,653
Vertis Holdings, Inc. (I)	48,700	0

		26,967,503
Transportation - 6.21%
Delta Air Lines, Inc. (L)	2,163,221	27,948,815
UAL Corp. (I)	47,000	806,050
US Airways Group, Inc. (I)	234,532	1,719,120
		30,473,985

TOTAL COMMON STOCKS (Cost $97,654,600)		$65,969,111

PREFERRED STOCKS - 8.32%
Airlines - 2.84%
Continental Airlines Finance Trust II 6.000%	515,074	13,939,190
Auto Parts & Equipment - 0.58%
Lear Corp., Series A (I)	42,986	2,837,076
Banks - 1.03%
Bank of America Corp., Series L 7.250%	2,549	2,313,218
Wells Fargo & Company, Series L 7.500%	2,900	2,763,700

		5,076,918

The accompanying notes are an integral part of the financial statements.	83

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)
Internet - 1.58%
Charter Communications, Inc., Series A,
PIK 15.000%	297,650	$7,738,896
Packaging & Containers - 0.00%
Pliant Corp., PIK 13.000% (L)	685	103
Real Estate - 2.29%
iStar Financial, Inc., Series E 7.875%	310,545	4,316,576
iStar Financial, Inc., Series F 7.800%	198,032	2,752,645
iStar Financial, Inc., Series G 7.650%	79,317	1,077,918
iStar Financial, Inc., Series I 7.500%	232,232	3,077,074

		11,224,213

TOTAL PREFERRED STOCKS (Cost $28,858,965)		$40,816,396

TERM LOANS - 12.36%
Advertising - 0.77%
RH Donnelley, Inc.
9.250%, 10/24/2014 (P)	3,862,299	3,785,053
Airlines - 3.35%
Delta Airlines, Inc.
3.501%, 04/30/2014 (P)	6,868,040	5,827,532
US Airways Group, Inc.
2.729%, 03/24/2014 (P)	14,011,576	10,578,740

		16,406,272
Auto Parts & Equipment - 0.44%
Lear Corp.
9.000%, 11/09/2012 (P)	2,169,803	2,172,515
Commercial Services - 0.71%
Muzak LLC
12.750%, 02/01/2014 (P)	3,385,417	3,490,414
Entertainment - 4.55%
East Valley Tourist Development Authority
12.000%, 08/06/2012 (P)	777,060	621,648
Fontainebleau Las Vegas Resorts LLC
6.000%, 06/06/2014 (H)(P)	757,938	142,113
6.250%, 06/06/2014 (H)(P)	1,618,638	303,495
Greektown Holdings LLC
0.00%, 09/30/2010 (P)(T)(U)	391,802	391,802
6.750%, 12/02/2010 (P)	4,648,424	4,950,572
7.000%, 12/02/2010 (P)	770,769	820,869
7.000%, 12/03/2012 (P)	2,068,484	2,202,935
7.000%, 12/03/2012 (P)	8,581,365	9,139,154
14.500%, 09/30/2010 (P)	3,722,845	3,741,459

		22,314,047
Forest Products & Paper - 0.10%
AbitibiBowater, Inc.
11.000%, 03/30/2010 (H)(P)	338,226	328,080
Tembec, Inc.
7.231%, 02/28/2012	180,000	129,000

		457,080
Lodging - 0.28%
Harrah’s Operating Company, Inc.
0.00%, 01/28/2015 (P)(T)	1,690,000	1,364,205
Media - 1.75%
Clear Channel Communications, Inc.
3.879%, 01/28/2016 (P)	3,036,164	2,383,932
SuperMedia, Inc.
11.000%, 12/31/2015 (P)	6,097,057	5,554,041
The Star Tribune Company
8.000%, 09/28/2014 (P)	436,456	392,811
8.000%, 09/28/2014 (P)	290,971	261,874

		8,592,658

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Real Estate - 0.41%
Realogy Corp.
3.231%, 10/10/2013 (P)	$310,227	$273,564
3.250%, 10/10/2013 (P)	1,152,273	1,016,095
13.500%, 10/15/2017 (P)	675,000	734,063

		2,023,722

TOTAL TERM LOANS (Cost $54,006,402)		$60,605,966

WARRANTS - 0.10%
Commercial & Professional Services - 0.05%
World Color Press, Inc (Expiration Date:
07/20/2014; Strike Price: 13.00) (I)	29,255	153,881
World Color Press, Inc. (Expiration Date:
07/20/2014; Strike Price: 16.30) (I)	29,255	111,169

		265,050
Materials - 0.01%
New Gold, Inc. (Expiration
Date: 06/17/2028) (I)	44,388	34,592
Media - 0.04%
Charter Communications, Inc., Class A
(Expiration Date 11/30/2014; Strike Price
USD $46.86) (Expiration Date: 11/30/2014;
Strike Price: 46.86) (I)	43,795	208,026
Star Tribune Company (Expiration
Date: 09/28/2013) (I)	5,140	0

		208,026

TOTAL WARRANTS (Cost $870,611)		$507,668

OPTIONS PURCHASED - 0.00%
Call Options - 0.00%
Over the Counter Purchase Call on the USD
vs. CAD Expiration 01/16/2010 at $1.30 (I)	98,000,000	98
Over the Counter Purchase Call on the USD
vs. CAD Expiration Date
14/20/2010 at $1.30 (I)	98,000,000	98

		196

TOTAL OPTIONS PURCHASED (Cost $2,043,300)		$196

SHORT-TERM INVESTMENTS - 3.18%
Short-Term Securities* - 3.18%
Federal Home Loan Bank Discount Notes,
0.010%, 03/01/2010	$15,600,000	15,600,000
Securities Lending Collateral - 0.00%
John Hancock Collateral Investment
Trust, 0.1869% (W)(Y)	12	120

TOTAL SHORT-TERM INVESTMENTS (Cost $15,600,120)		$15,600,120

Total Investments (High Income Fund)
(Cost $538,816,751) - 98.96%		$485,338,367
Other assets and liabilities, net - 1.04%		5,090,739

TOTAL NET ASSETS - 100.00%		$490,429,106

The accompanying notes are an integral part of the financial statements.	84

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

High Yield Fund
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 3.53%
Argentina - 0.16%
Republic of Argentina
3.260%, 12/15/2035 (P)		$48,000	$2,765
5.000%, 12/15/2035 (H)		2,525,355	62,635
7.000%, 09/12/2013		751,000	627,085
11.750%, 05/20/2011 to 11/13/2026 (H)		4,225,000	969,721

			1,662,206
Brazil - 0.95%
Federative Republic of Brazil
10.000%, 07/01/2010 to 01/01/2017	BRL	17,756,000	9,636,110

			9,636,110
Indonesia - 0.48%
Republic of Indonesia
9.750%, 05/15/2037		11,122,000,000	1,077,308
10.250%, 07/15/2022 to 07/15/2027		24,033,000,000	2,553,825
11.000%, 09/15/2025		11,174,000,000	1,239,289

			4,870,422
Panama - 0.28%
Republic of Panama
9.375%, 04/01/2029		$2,150,000	2,881,000
Peru - 0.19%
Republic of Peru
6.550%, 03/14/2037		648,000	680,400
7.350%, 07/21/2025		77,000	89,705
8.750%, 11/21/2033		862,000	1,124,910

			1,895,015
Turkey - 0.89%
Republic of Turkey
6.750%, 05/30/2040		2,160,000	2,108,700
6.875%, 03/17/2036		6,196,000	6,180,510
7.000%, 09/26/2016 to 06/05/2020		681,000	747,093

			9,036,303
Venezuela - 0.58%
Republic of Venezuela
5.750%, 02/26/2016		4,667,000	3,208,563
7.650%, 04/21/2025		949,000	599,294
8.500%, 10/08/2014		339,000	284,760
9.375%, 01/13/2034		1,588,000	1,123,510
10.750%, 09/19/2013		652,000	610,924

			5,827,051

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $37,812,047)			$35,808,107

CORPORATE BONDS - 83.16%
Advertising - 0.98%
Affinion Group, Inc.
10.125%, 10/15/2013		490,000	494,900
11.500%, 10/15/2015		9,290,000	9,475,800

			9,970,700
Aerospace & Defense - 1.25%
DAE Aviation Holdings, Inc.
11.250%, 08/01/2015 (S)		10,600,000	9,672,500
TransDigm, Inc.
7.750%, 07/15/2014 (S)		2,970,000	2,970,000

			12,642,500
Airlines - 1.50%
American Airlines Inc
10.500%, 10/15/2012 (S)		1,000,000	1,025,000

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Airlines (continued)
Continental Airlines, Inc.
7.339%, 04/19/2014	$4,060,000	$3,836,700
Delta Air Lines, Inc.
7.711%, 09/18/2011	3,490,000	3,455,100
8.021%, 08/10/2022	490,913	447,958
8.954%, 08/10/2014	3,320,824	3,071,762
9.500%, 09/15/2014 (S)	1,435,000	1,460,113
9.750%, 12/17/2016	1,340,000	1,380,200
United Air Lines, Inc.
9.875%, 08/01/2013 (S)	540,000	540,000

		15,216,833
Apparel - 0.54%
Oxford Industries, Inc.
11.375%, 07/15/2015	4,905,000	5,444,550
Auto Manufacturers - 0.75%
General Motors Corp.
7.200%, 01/15/2011 (H)	9,575,000	2,896,438
8.375%, 07/15/2033 (H)	14,255,000	4,312,138
Oshkosh Corp.
8.500%, 03/01/2020 (S)	370,000	370,000

		7,578,576
Auto Parts & Equipment - 0.36%
Keystone Automotive Operations, Inc.
9.750%, 11/01/2013	1,820,000	782,600
Penhall International Corp.
12.000%, 08/01/2014 (S)	1,350,000	1,012,500
Visteon Corp.
8.250%, 08/01/2010 (H)	819,000	561,015
12.250%, 12/31/2016 (H)(S)	1,432,000	1,331,760

		3,687,875
Banks - 2.87%
GMAC, Inc.
0.00%, 12/01/2012	3,040,000	2,416,800
7.500%, 12/31/2013	640,000	627,200
8.000%, 11/01/2031	1,280,000	1,180,800
8.300%, 02/12/2015 (S)	5,490,000	5,538,039
ICICI Bank, Ltd.
6.375%, 04/30/2022 (P)	3,437,000	3,165,980
Rabobank Nederland NV, (11.000% to
06/30/2019, then 3 month LIBOR
+ 1086.75 bps)
maturing at 06/29/2049 (S)	3,265,000	4,136,853
Royal Bank of Scotland Group PLC
5.000%, 11/12/2013	1,720,000	1,609,012
5.050%, 01/08/2015	680,000	619,103
RSHB Capital SA for OJSC Russian
Agricultural Bank
6.299%, 05/15/2017	1,704,000	1,699,740
7.125%, 01/14/2014 (S)	3,480,000	3,677,300
7.175%, 05/16/2013	1,291,000	1,369,015
9.000%, 06/11/2014 (S)	1,170,000	1,330,875
Santander Finance Preferred SA
Unipersonal, (10.500% until 09/29/2014,
then 3 month LIBOR +767.3 bps)
maturing at 12/31/2049	1,500,000	1,666,209

		29,036,926
Biotechnology - 0.49%
FMC Finance III SA
6.875%, 07/15/2017	3,130,000	3,208,250

The accompanying notes are an integral part of the financial statements.	85

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Biotechnology (continued)
Talecris Biotherapeutics Holdings Corp.
7.750%, 11/15/2016 (S)	$1,790,000	$1,798,950

		5,007,200
Building Materials - 0.84%
Nortek, Inc.
11.000%, 12/01/2013	3,676,266	3,860,079
Odebrecht Finance, Ltd.
7.500%, 10/18/2017 (S)	3,950,000	4,147,500
USG Corp.
9.750%, 08/01/2014 (S)	480,000	504,000

		8,511,579
Chemicals - 2.34%
Ashland, Inc.
9.125%, 06/01/2017 (S)	5,730,000	6,274,350
Georgia Gulf Corp.
9.000%, 01/15/2017 (S)	3,525,000	3,657,188
Hexion Finance Escrow LLC
8.875%, 02/01/2018 (S)	1,450,000	1,355,750
Kerling PLC
10.625%, 01/28/2017 (S)	2,021,000	2,793,174
Solutia, Inc.
8.750%, 11/01/2017	2,120,000	2,215,400
Terra Capital, Inc.
7.750%, 11/01/2019 (S)	6,680,000	7,448,200

		23,744,062
Coal - 1.34%
Adaro Indonesia PT
7.625%, 10/22/2019 (S)	920,000	913,100
Arch Coal, Inc.
8.750%, 08/01/2016 (S)	2,105,000	2,178,675
International Coal Group, Inc.
10.250%, 07/15/2014	5,855,000	5,972,100
Murray Energy Corp.
10.250%, 10/15/2015 (S)	3,810,000	3,814,763
Peabody Energy Corp.
7.875%, 11/01/2026	600,000	612,000
The Griffin Coal Mining
Company Pty, Ltd.
9.500%, 12/01/2016 (H)(S)	150,000	85,500

		13,576,138
Commercial Services - 3.20%
Altegrity, Inc.
10.500%, 11/01/2015 (S)	620,000	577,375
11.750%, 05/01/2016 (S)	5,180,000	4,642,575
Ashtead Capital, Inc.
9.000%, 08/15/2016 (S)	2,620,000	2,633,100
Ceridian Corp., PIK
12.250%, 11/15/2015	2,758,350	2,634,224
H&E Equipment Services, Inc.
8.375%, 07/15/2016	2,365,000	2,353,175
Rental Service Corp.
9.500%, 12/01/2014	4,935,000	4,774,613
RSC Equipment Rental, Inc.
10.000%, 07/15/2017 (S)	1,805,000	1,931,350
Service Corp. International
7.500%, 04/01/2027	830,000	749,075
Stonemor Operating LLC
10.250%, 12/01/2017 (S)	3,785,000	3,974,250
The Geo Group, Inc.
7.750%, 10/15/2017 (S)	3,355,000	3,396,938

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Commercial Services (continued)
Trico Shipping AS
11.875%, 11/01/2014 (S)	$4,920,000	$4,766,250

		32,432,925
Cosmetics & Personal Care - 0.17%
Revlon Consumer Products Corp.
9.750%, 11/15/2015 (S)	1,630,000	1,674,825
Diversified Financial Services - 8.82%
AAC Group Holding Corp.
10.250%, 10/01/2012 (S)	240,000	234,000
Bank of America Corp., (8.125% to
05/15/2018, then 3 month
LIBOR +364 bps)
maturing at 12/29/2049	670,000	638,590
CCM Merger, Inc.
8.000%, 08/01/2013 (S)	4,315,000	3,581,450
CIT Group, Inc.
7.000%, 05/01/2013 to 05/01/2017	12,960,277	11,521,945
Credit Agricole SA
8.375%, 10/29/2049 (P)(S)	1,500,000	1,576,875
Ford Motor Credit Company LLC
12.000%, 05/15/2015	19,770,000	22,583,726
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)	4,115,000	4,547,075
International Lease Finance Corp.
5.250%, 01/10/2013	1,000,000	867,821
5.625%, 09/20/2013	3,720,000	3,173,193
5.750%, 06/15/2011	430,000	412,714
6.375%, 03/25/2013	5,180,000	4,562,316
JPMorgan Chase & Company, Series 1
7.900%, 04/29/2049 (P)	2,560,000	2,646,554
JSG Funding PLC
7.750%, 04/01/2015	1,275,000	1,236,750
Lehman Brothers Holdings, Inc.
5.250%, 02/06/2012 (H)	3,125,000	703,125
Lukoil International Finance BV
6.356%, 06/07/2017	3,110,000	3,102,225
MBNA Capital A, Series A
8.278%, 12/01/2026	360,000	351,000
Petroplus Finance, Ltd.
6.750%, 05/01/2014 (S)	1,745,000	1,474,525
7.000%, 05/01/2017 (S)	2,950,000	2,330,500
SLM Corp., MTN
8.450%, 06/15/2018	3,110,000	3,042,134
SLM Corp., Series MTN
5.625%, 08/01/2033	1,910,000	1,469,405
TNK-BP Finance SA
6.625%, 03/20/2017	1,966,000	1,951,255
7.500%, 07/18/2016	1,575,000	1,671,363
7.875%, 03/13/2018 (S)	1,460,000	1,527,598
UPC Germany GmbH
8.125%, 12/01/2017 (S)	2,600,000	2,600,000
Verasun Energy Corp.
9.375%, 06/01/2049	1,945,000	126,425
Wells Fargo Capital XIII, Series GMTN
7.700%, 12/29/2049 (P)	4,465,000	4,398,025
Wind Acquisition Holdings Finance SpA
12.250%, 07/15/2017 (S)	7,580,000	7,011,500

		89,342,089
Electric - 4.83%
AES Corp.
8.000%, 06/01/2020	750,000	735,938
Colbun SA
6.000%, 01/21/2020 (S)	1,060,000	1,067,534

The accompanying notes are an integral part of the financial statements.	86

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electric (continued)
Edison Mission Energy
7.625%, 05/15/2027	$5,700,000	$3,705,000
7.750%, 06/15/2016	1,455,000	1,164,000
EEB International, Ltd.
8.750%, 10/31/2014 (S)	5,250,000	5,729,063
Energy Future Holdings Corp.
10.875%, 11/01/2017	5,500,000	4,166,250
Energy Future Holdings Corp., PIK
11.250%, 11/01/2017	28,040,192	19,628,134
Mirant Americas Generation LLC
9.125%, 05/01/2031	2,561,000	2,298,498
Mirant Mid Atlantic LLC
9.125%, 06/30/2017	245,995	259,525
10.060%, 12/30/2028	3,137,228	3,372,520
NRG Energy, Inc.
7.250%, 02/01/2014	1,745,000	1,758,088
7.375%, 01/15/2017	1,810,000	1,780,588
Texas Competitive Electric Holdings
Company LLC, Series A
10.250%, 11/01/2015	1,860,000	1,390,164
Texas Competitive Electric Holdings
Company LLC, Series B
10.250%, 11/01/2015	2,545,000	1,902,388

		48,957,690
Electrical Components & Equipment - 0.08%
Coleman Cable, Inc.
9.000%, 02/15/2018 (S)	790,000	782,100
Electronics - 0.34%
Jabil Circuit, Inc.
7.750%, 07/15/2016	1,350,000	1,397,250
8.250%, 03/15/2018	170,000	181,475
NXP BV / NXP Funding LLC
7.875%, 10/15/2014	2,025,000	1,873,125

		3,451,850
Energy-Alternate Sources - 0.02%
Headwaters, Inc.
11.375%, 11/01/2014 (S)	165,000	166,650
Entertainment - 1.75%
Choctaw Resort Development Enterprise
7.250%, 11/15/2019 (S)	837,000	569,160
Downstream Development Authority of the
Quapaw Tribe of Oklahoma
12.000%, 10/15/2015 (S)	3,705,000	3,297,450
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)	3,000,000	31,875
Indianapolis Downs Capital LLC
11.000%, 11/01/2012 (S)	3,440,000	2,236,000
Mohegan Tribal Gaming Authority
6.125%, 02/15/2013	1,060,000	849,325
7.125%, 08/15/2014	2,900,000	2,146,000
8.000%, 04/01/2012	423,000	374,355
11.500%, 11/01/2017 (S)	2,595,000	2,698,800
Penn National Gaming, Inc.
8.750%, 08/15/2019 (S)	870,000	861,300
Pinnacle Entertainment, Inc.
8.625%, 08/01/2017 (S)	2,825,000	2,683,750
Snoqualmie Entertainment Authority
4.136%, 02/01/2014 (P)(S)	2,315,000	1,574,200
9.125%, 02/01/2015 (S)	570,000	393,300

		17,715,515

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Food - 0.77%
Bumble Bee Foods LLC
7.750%, 12/15/2015 (S)	$1,450,000	$1,453,625
Del Monte Corp.
7.500%, 10/15/2019 (S)	1,475,000	1,497,125
Dole Food Company, Inc.
13.875%, 03/15/2014 (S)	52,000	62,010
Smithfield Foods, Inc.
10.000%, 07/15/2014 (S)	1,290,000	1,396,425
Viskase Companies, Inc.
9.875%, 01/15/2018 (S)	3,380,000	3,422,250

		7,831,435
Forest Products & Paper - 3.28%
Abitibi-Consolidated Company of Canada
13.750%, 04/01/2011 (H)(S)	4,325,150	4,444,092
Appleton Papers, Inc.
10.500%, 06/15/2015 (S)	1,320,000	1,221,000
11.250%, 12/15/2015 (S)	9,238,000	7,759,920
Georgia-Pacific LLC
8.250%, 05/01/2016 (S)	3,685,000	3,887,675
NewPage Corp.
11.375%, 12/31/2014	5,155,000	4,923,025
Smurfit Kappa Treasury Funding, Ltd.
7.500%, 11/20/2025	2,280,000	2,029,200
Verso Paper Holdings LLC
11.500%, 07/01/2014 (S)	3,805,000	3,995,250
Verso Paper Holdings LLC, Series B
9.125%, 08/01/2014	5,370,000	4,940,400

		33,200,562
Government - 0.21%
Mubadala Development Company, GMTN
5.750%, 05/06/2014 (S)	2,020,000	2,135,219
Healthcare Products - 0.79%
Biomet, Inc.
10.000%, 10/15/2017	2,460,000	2,687,550
Biomet, Inc., PIK
10.375%, 10/15/2017	2,030,000	2,222,850
Universal Hospital Services, Inc.
3.859%, 06/01/2015 (P)	1,580,000	1,335,100
Universal Hospital Services, Inc., PIK
8.500%, 06/01/2015	1,855,000	1,799,350

		8,044,850
Healthcare Services - 4.59%
CRC Health Corp.
10.750%, 02/01/2016	11,340,000	10,206,000
HCA, Inc.
6.300%, 10/01/2012	1,740,000	1,722,600
HCA, Inc., PIK
9.625%, 11/15/2016	11,749,000	12,571,430
Tenet Healthcare Corp.
7.375%, 02/01/2013	256,000	254,720
10.000%, 05/01/2018 (S)	6,083,000	6,691,300
U.S. Oncology Holdings, Inc., PIK
6.428%, 03/15/2012	8,464,000	7,956,160
U.S. Oncology, Inc.
9.125%, 08/15/2017	3,290,000	3,413,375
Vanguard Health Holding Company II LLC
8.000%, 02/01/2018 (S)	3,780,000	3,713,850

		46,529,435
Holding Companies - 0.42%
Leucadia National Corp.
7.750%, 08/15/2013	1,350,000	1,404,000
8.125%, 09/15/2015	1,840,000	1,867,600

The accompanying notes are an integral part of the financial statements.	87

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Holding Companies (continued)
Reynolds Group
7.750%, 10/15/2016 (S)	$1,015,000	$1,027,688

		4,299,288
Home Furnishings - 0.27%
Norcraft Holdings Capital
9.750%, 09/01/2012	2,908,000	2,733,520
Simmons Holdco, Inc., PIK
7.390%, 02/15/2012	2,827,672	7,069

		2,740,589
Household Products - 0.59%
ACCO Brands Corp.
10.625%, 03/15/2015 (S)	3,540,000	3,847,980
American Achievement Corp.
8.250%, 04/01/2012 (S)	990,000	975,150
American Greetings Corp.
7.375%, 06/01/2016	1,210,000	1,173,500

		5,996,630
Housewares - 0.23%
Libbey Glass, Inc.
10.000%, 02/15/2015 (S)	2,230,000	2,308,050
Insurance - 1.09%
American International Group, Inc.
5.050%, 10/01/2015	340,000	287,277
5.450%, 05/18/2017	6,370,000	5,176,784
8.250%, 08/15/2018	3,170,000	2,908,931
American International Group, Inc., MTN
5.850%, 01/16/2018	5,000	4,037
American International Group,
Inc., Series WI
8.175%, 05/15/2058 (P)	1,115,000	752,625
Everest Reinsurance Holdings, Inc.,
(6.600% to 05/15/2017, then 3 month
LIBOR +238.5 bps)
maturing at 05/15/2037 (P)	2,460,000	1,943,400

		11,073,054
Internet - 0.45%
Equinix, Inc.
8.125%, 03/01/2018	1,330,000	1,330,000
GXS Worldwide, Inc.
9.750%, 06/15/2015 (S)	1,600,000	1,520,000
Netflix, Inc.
8.500%, 11/15/2017	1,625,000	1,702,188
Semgroup LP
8.750%, 11/15/2049 (S)	10,803,000	0

		4,552,188
Iron & Steel - 2.06%
Evraz Group SA
8.875%, 04/24/2013	4,510,000	4,659,160
9.500%, 04/24/2018 (S)	710,000	736,625
GTL Trade Finance, Inc.
7.250%, 10/20/2017	4,499,000	4,690,208
Metals USA, Inc.
11.125%, 12/01/2015	7,360,000	7,433,600
Ryerson Holding Corp.
0.00%, 02/01/2015 (S)	6,000,000	2,700,000
Ryerson, Inc.
12.000%, 11/01/2015	665,000	683,288

		20,902,881

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Leisure Time - 0.41%
NCL Corp., Ltd.
11.750%, 11/15/2016 (S)	$4,000,000	$4,150,000
Lodging - 2.87%
Ameristar Casinos, Inc.
9.250%, 06/01/2014	350,000	357,875
Boyd Gaming Corp.
6.750%, 04/15/2014	1,780,000	1,515,225
7.125%, 02/01/2016	2,530,000	1,992,375
Harrah’s Operating Company, Inc.
5.625%, 06/01/2015	1,320,000	735,900
10.000%, 12/15/2015	2,126,000	1,743,320
10.750%, 02/01/2016	6,574,000	5,061,980
11.250%, 06/01/2017	5,700,000	5,913,750
Inn of the Mountain Gods Resort & Casino
12.000%, 11/15/2010 (H)	8,366,000	4,057,510
MGM Mirage, Inc.
6.625%, 07/15/2015	260,000	205,400
8.375%, 02/01/2011	3,120,000	3,042,000
8.500%, 09/15/2010	230,000	229,425
10.375%, 05/15/2014 (S)	460,000	487,600
11.125%, 11/15/2017 (S)	1,050,000	1,134,000
Station Casinos, Inc.
6.000%, 04/01/2012 (H)	5,610,000	813,450
6.500%, 02/01/2014 (H)	500,000	2,600
6.625%, 03/15/2018 (H)	1,705,000	8,866
7.750%, 08/15/2016 (H)	6,180,000	896,100
Wynn Las Vegas LLC
7.875%, 11/01/2017 (S)	865,000	856,350

		29,053,726
Media - 2.96%
CCH II LLC / CCH II Capital Corp.
13.500%, 11/30/2016	2,405,216	2,839,518
Cengage Learning Acquisitions, Inc.
13.250%, 07/15/2015 (S)	3,320,000	3,170,600
Charter Communications, Inc.
10.875%, 09/15/2014 (S)	5,225,000	5,819,344
Clear Channel Communications, Inc.
6.250%, 03/15/2011	2,060,000	1,957,000
CMP Susquehanna Corp.
1.000%, 05/15/2014	192,000	72,000
DISH DBS Corp.
7.750%, 05/31/2015	70,000	72,625
7.875%, 09/01/2019	4,915,000	5,062,450
Net Servicos De Comunicacao SA
7.500%, 01/27/2020 (S)	1,380,000	1,411,050
Nielsen Finance LLC, Steps up to 12.50%
on 08/01/11
maturing at 08/01/2016	2,240,000	2,027,200
Sun Media Corp.
7.625%, 02/15/2013	1,350,000	1,285,875
SuperMedia, Inc.
8.000%, 11/15/2016	6,615,000	115,763
Univision Communications, Inc.
12.000%, 07/01/2014 (S)	4,260,000	4,611,450
UPC Holding BV
9.875%, 04/15/2018 (S)	1,455,000	1,513,200

		29,958,075
Mining - 1.82%
FMG Finance Pty, Ltd.
10.625%, 09/01/2016 (S)	5,210,000	5,809,150
Novelis, Inc.
7.250%, 02/15/2015	1,351,000	1,253,053
11.500%, 02/15/2015	1,605,000	1,705,313

The accompanying notes are an integral part of the financial statements.	88

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Mining (continued)
Rio Tinto Finance USA, Ltd.
9.000%, 05/01/2019	$1,005,000	$1,302,379
Teck Resources, Ltd.
10.250%, 05/15/2016	1,220,000	1,454,850
10.750%, 05/15/2019	900,000	1,107,000
Vale Overseas, Ltd.
6.875%, 11/21/2036	1,612,000	1,636,559
8.250%, 01/17/2034	1,021,000	1,183,730
Vedanta Resources PLC
8.750%, 01/15/2014 (S)	2,870,000	3,027,850

		18,479,884
Miscellaneous Manufacturers - 0.29%
American Railcar Industries, Inc.
7.500%, 03/01/2014	1,610,000	1,561,700
Eastman Kodak Company
7.250%, 11/15/2013	1,000,000	942,500
Freedom Group, Inc.
10.250%, 08/01/2015 (S)	410,000	434,600

		2,938,800
Oil & Gas - 7.20%
Belden & Blake Corp.
8.750%, 07/15/2012	8,260,000	7,599,200
Berry Petroleum Company
10.250%, 06/01/2014	2,340,000	2,544,750
Chesapeake Energy Corp.
6.250%, 01/15/2018	5,065,000	4,723,113
6.500%, 08/15/2017	100,000	95,000
6.625%, 01/15/2016	1,000,000	965,000
7.250%, 12/15/2018	2,800,000	2,758,000
Corral Petroleum Holdings AB, PIK
1.751%, 04/15/2010 (S)	7,684,633	6,166,918
Denbury Resources, Inc.
8.250%, 02/15/2020	2,700,000	2,794,500
Encore Acquisition Company
9.500%, 05/01/2016	1,035,000	1,102,275
Hercules Offshore LLC
10.500%, 10/15/2017 (S)	1,980,000	1,970,100
KazMunaiGaz Finance Sub BV
8.375%, 07/02/2013 (S)	2,160,000	2,357,100
Mariner Energy, Inc.
7.500%, 04/15/2013	1,355,000	1,355,000
8.000%, 05/15/2017	1,760,000	1,680,800
OPTI Canada, Inc.
8.250%, 12/15/2014	3,895,000	3,466,550
9.000%, 12/15/2012 (S)	2,110,000	2,146,925
Parker Drilling Company
9.625%, 10/01/2013	350,000	358,750
Petrobras International Finance Company
6.875%, 01/20/2040	1,175,000	1,196,844
PetroHawk Energy Corp.
7.875%, 06/01/2015	1,390,000	1,390,000
9.125%, 07/15/2013	3,125,000	3,250,000
Plains Exploration & Production Company
8.625%, 10/15/2019	1,690,000	1,753,375
10.000%, 03/01/2016	3,355,000	3,648,563
Quicksilver Resources, Inc.
7.125%, 04/01/2016	1,675,000	1,557,750
8.250%, 08/01/2015	415,000	419,150
11.750%, 01/01/2016	1,105,000	1,254,175
SandRidge Energy, Inc.
8.000%, 06/01/2018 (S)	810,000	775,575
SandRidge Energy, Inc., PIK
8.625%, 04/01/2015	8,445,000	8,276,100

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Stone Energy Corp.
6.750%, 12/15/2014	$3,855,000	$3,411,675
W&T Offshore, Inc.
8.250%, 06/15/2014 (S)	2,630,000	2,472,200
Whiting Petroleum Corp.
7.000%, 02/01/2014	893,000	901,930
7.250%, 05/01/2012	595,000	597,975

		72,989,293
Oil & Gas Services - 1.25%
Basic Energy Services, Inc.
11.625%, 08/01/2014	3,950,000	4,236,375
Cie Generale de Geophysique-Veritas
7.500%, 05/15/2015	1,690,000	1,656,200
9.500%, 05/15/2016	240,000	252,600
Complete Production Services, Inc.
8.000%, 12/15/2016	2,485,000	2,416,663
Key Energy Services, Inc.
8.375%, 12/01/2014	4,157,000	4,115,430

		12,677,268
Packaging & Containers - 0.51%
Berry Plastics Corp.
8.875%, 09/15/2014	1,760,000	1,694,000
Radnor Holdings, Inc.
11.000%, 03/15/2010 (H)	2,350,000	235
Solo Cup Company
10.500%, 11/01/2013	3,310,000	3,467,225

		5,161,460
Pipelines - 1.81%
Atlas Pipeline Partners LP
8.750%, 06/15/2018	2,100,000	1,963,500
Crosstex Energy Finance Corp.
8.875%, 02/15/2018 (S)	1,860,000	1,887,900
Dynegy Holdings, Inc.
7.750%, 06/01/2019	9,695,000	7,610,575
Dynegy-Roseton Danskammer, Series B
7.670%, 11/08/2016	700,000	675,500
El Paso Corp.
7.375%, 12/15/2012	225,000	237,111
Enterprise Products Operating LLC
8.375%, 08/01/2066 (P)	1,140,000	1,152,825
Enterprise Products Operating LLC
(7.034% to 01/15/18 then greater of
3 month LIBOR + 268 bps or 7.034%)
maturing at 01/15/2068 (P)	3,350,000	3,174,125
MarkWest Energy Partners LP, Series B
8.750%, 04/15/2018	1,640,000	1,660,500

		18,362,036
Real Estate - 0.92%
Ashton Woods USA LLC, 0.00% Steps up
to 11.000% on 06/30/2012
maturing at 06/30/2015 (S)	1,638,000	614,250
Dupont Fabros Technology LP
8.500%, 12/15/2017 (S)	1,480,000	1,502,200
Host Hotels & Resorts LP
6.375%, 03/15/2015	350,000	343,875
Realogy Corp.
10.500%, 04/15/2014	7,570,000	6,320,950
Realogy Corp., PIK
11.000%, 04/15/2014	682,610	559,740

		9,341,015

The accompanying notes are an integral part of the financial statements.	89

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Retail - 2.82%
Blockbuster, Inc.
11.750%, 10/01/2014 (S)	$3,161,000	$2,275,920
El Pollo Loco, Inc.
11.750%, 12/01/2012 to 11/15/2013	7,770,000	7,111,425
Landry’s Restaurants, Inc.
11.625%, 12/01/2015 (S)	2,040,000	2,131,800
Michaels Stores, Inc.
10.000%, 11/01/2014	3,005,000	3,050,075
11.375%, 11/01/2016	1,800,000	1,809,000
Michaels Stores, Inc., 0.00% Steps up to
13.00% on 11/01/2011
maturing at 11/01/2016	3,460,000	2,819,900
Sbarro, Inc.
10.375%, 02/01/2015	3,120,000	2,550,600
The Neiman Marcus Group, Inc.
7.125%, 06/01/2028	3,055,000	2,627,300
The Neiman Marcus Group, Inc., PIK
9.000%, 10/15/2015	4,239,177	4,175,589

		28,551,609
Semiconductors - 0.39%
Advanced Micro Devices, Inc.
8.125%, 12/15/2017 (S)	290,000	293,625
Freescale Semiconductor, Inc.
8.875%, 12/15/2014	835,000	741,063
10.125%, 12/15/2016	2,422,000	1,889,160
Freescale Semiconductor, Inc., PIK
9.125%, 12/15/2014	1,222,324	1,054,254

		3,978,102
Software - 0.81%
First Data Corp
9.875%, 09/24/2015	4,055,000	3,467,025
First Data Corp., PIK
10.550%, 09/24/2015	5,440,000	4,719,200

		8,186,225
Telecommunications - 8.37%
ALLTEL Communications LLC, PIK
10.375%, 12/01/2017 (S)	3,940,000	4,681,287
Axtel SAB de CV
7.625%, 02/01/2017	5,050,000	4,977,771
CC Holdings GS V LLC
7.750%, 05/01/2017 (S)	2,430,000	2,630,475
Cincinnati Bell Telephone Company LLC
6.300%, 12/01/2028	2,115,000	1,639,125
Cricket Communications, Inc.
7.750%, 05/15/2016	2,870,000	2,916,638
Frontier Communications Corp.
8.125%, 10/01/2018	1,000,000	995,000
Globo Comunicacoes e Participacoes SA
7.250%, 04/26/2022 (S)	3,438,000	3,575,520
Hawaiian Telcom Communications, Inc.
12.500%, 05/01/2015 (H)	3,360,000	336
Intelsat Intermediate Holding
Company, Ltd., 0.00% Steps up to
9.50% on 04/26/2010
maturing at 02/01/2015	515,000	531,738
Intelsat Jackson Holdings SA
11.250%, 06/15/2016	2,875,000	3,069,063
Intelsat Jackson Holdings, Ltd.
8.500%, 11/01/2019 (S)	2,625,000	2,657,813
11.500%, 06/15/2016	12,205,000	12,998,325
Level 3 Financing, Inc.
9.250%, 11/01/2014	1,934,000	1,832,465
10.000%, 02/01/2018 (S)	2,000,000	1,835,000

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
Nordic Telephone Company Holdings
8.875%, 05/01/2016 (S)	$3,520,000	$3,766,400
Qwest Communications International, Inc.
8.000%, 10/01/2015 (S)	425,000	439,875
Sprint Capital Corp.
8.375%, 03/15/2012	2,000,000	2,042,500
8.750%, 03/15/2032	14,050,000	12,399,125
True Move Company, Ltd.
10.375%, 08/01/2014 (S)	2,610,000	2,596,950
10.750%, 12/16/2013 (S)	10,600,000	10,706,950
UBS Luxembourg SA for OJSC
Vimpel Communications
8.250%, 05/23/2016	3,600,000	3,780,000
VIP Finance Ireland, Ltd. for OJSC
Vimpel Communications
8.375%, 04/30/2013 (S)	580,000	620,600
Virgin Media Finance PLC
9.125%, 08/15/2016	1,225,000	1,264,813
Windstream Corp.
8.625%, 08/01/2016	2,790,000	2,838,825

		84,796,594
Tobacco - 0.52%
Alliance One International, Inc.
10.000%, 07/15/2016 (S)	5,085,000	5,288,400
Transportation - 2.99%
Gulfmark Offshore, Inc.
7.750%, 07/15/2014	1,930,000	1,910,700
Horizon Lines, Inc.
4.250%, 08/15/2012	7,165,000	5,929,038
Kansas City Southern de Mexico SA
de CV
7.375%, 06/01/2014	2,975,000	2,960,125
8.000%, 02/01/2018 (S)	8,110,000	8,008,625
Marquette Transportation Finance
10.875%, 01/15/2017 (S)	590,000	593,688
RailAmerica, Inc.
9.250%, 07/01/2017	4,916,000	5,155,655
Teekay Corp.
8.500%, 01/15/2020	5,600,000	5,684,000

		30,241,831

TOTAL CORPORATE BONDS (Cost $848,438,025)		$842,709,082

DEFAULTED BONDS BEYOND MATURITY DATE - 0.43%
Argentina - 0.43%
Republic of Argentina
7.000%, 03/18/2004 (H)	625,000	293,606
7.000%, 03/18/2004 (H)	6,100,000,000	1,447,747
7.625%, 08/11/2007 (H)	505,000,000	135,395
8.000%, 02/26/2008 (H)	304,137	144,945
8.000%, 10/30/2009 (H)	175,000,000	46,149
8.125%, 10/04/2004 (H)	375,000	169,781
8.125%, 04/21/2008 (H)	625,000	294,457
8.500%, 02/23/2005 (H)	2,400,000	576,454
9.000%, 06/20/2003 (H)	600,000	274,917
9.000%, 05/26/2009 (H)	100,000	54,466
9.250%, 10/21/2002 (H)	225,000	101,715
9.500%, 03/04/2004 (H)	456,000	254,574
9.750%, 11/26/2003 (H)	425,000	180,786
10.000%, 02/22/2007 (H)	775,000	374,624

		4,349,616

The accompanying notes are an integral part of the financial statements.	90

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

DEFAULTED BONDS BEYOND MATURITY
DATE (continued)
United States - 0.00%
World Access, Inc.
13.250%, 01/15/2008 (H)	$1,446,973	$10,129

TOTAL DEFAULTED BONDS BEYOND MATURITY
DATE (Cost $3,628,894)		$4,359,745

COMMON STOCKS - 1.40%
Consumer Discretionary - 0.85%
Media - 0.85%
Charter Communications,
Inc., Class A (I)(L)	268,271	7,981,062
Dex One Corp. (I)	6,287	187,353
SuperMedia, Inc. (I)	11,199	470,358

		8,638,773

		8,638,773
Energy - 0.07%
Gas Utilities - 0.07%
Semgroup LP, Class A (I)	27,952	677,836
Financials - 0.14%
Diversified Financial Services - 0.14%
CIT Group, Inc. (I)	39,683	1,445,652
Industrials - 0.03%
Building Products - 0.03%
Nortek, Inc. (I)	8,230	304,510
Materials - 0.31%
Chemicals - 0.31%
Georgia Gulf Corp. (I)	220,202	3,142,283
Telecommunication Services - 0.00%
Diversified Telecommunication Services - 0.00%
XO Holdings, Inc. (I)	821	608

TOTAL COMMON STOCKS (Cost $25,169,943)		$14,209,662

PREFERRED STOCKS - 1.99%
Financials - 1.99%
Commercial Banks - 0.42%
GMAC, Inc. 7.000% (S)	3,645	2,579,863
Santander Finance Preferred SA
Unipersonal, Series 10 10.500% (L)	60,425	1,656,854

		4,236,717
Consumer Finance - 0.26%
Capital One Capital V 10.250%	2,340,000	2,654,129
Diversified Financial Services - 1.31%
Bank of America Corp., Series K (N)	560,000	533,747
Bank of America Corp., Series L 7.250%	9,380	8,512,350
Citigroup, Inc. 7.500%	38,800	4,161,688

		13,207,785

		20,098,631
Information Technology - 0.00%
Media - 0.00%
CMP Susquehanna Radio Holdings
Corp., Series A (N)(S)	44,870	16,826

TOTAL PREFERRED STOCKS (Cost $18,262,664)		$20,115,457

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS - 5.51%
Aerospace & Defense - 0.27%
Hawker Beechcraft Acquisition
Company LLC
2.234%, 03/26/2014 (P)	$3,732,522	$2,746,905
Airlines - 0.35%
United Air Lines, Inc.
7.452%, 01/12/2014 (P)	4,337,342	3,507,825
Auto Manufacturers - 0.14%
Ford Motor Company
3.560%, 11/29/2013 (P)	1,479,120	1,381,745
Auto Parts & Equipment - 0.52%
Allison Transmission, Inc.
3.320%, 08/07/2014 (P)	5,412,144	4,956,338
Penhall Holding Company
12.824%, 04/01/2012 (P)	3,330,429	333,043

		5,289,381
Banks - 0.14%
HSBC Bank PLC
8.900%, 12/20/2010 (P)	52,153,000	1,367,633
Chemicals - 0.49%
Lyondell Chemical Company
5.801%, 12/20/2014 (P)	2,997,041	2,096,679
5.940%, 06/03/2010 (P)	2,747,781	2,868,683

		4,965,362
Diversified Financial Services - 0.18%
CIT Group, Inc.
13.000%, 01/18/2012 (P)	1,800,000	1,859,251
Electric - 0.43%
Energy Future Holdings Corp.
8.500%, 10/10/2014 (P)	3,810,000	3,048,000
NRG Energy, Inc.
1.810%, 02/01/2014 (P)	1,334,099	1,286,951

		4,334,951
Healthcare Services - 0.56%
IASIS Healthcare LLC / IASIS
Capital Corp.
6.289%, 06/15/2014 (P)	6,256,451	5,709,012
Lodging - 0.20%
Harrah’s Operating Company, Inc.
9.500%, 10/31/2016 (P)	2,000,000	1,994,444
Media - 0.68%
Citadel Broadcasting Corp.
6.860%, 06/12/2014 (P)	500,000	413,215
Newsday LLC
9.750%, 07/15/2013 (P)	5,000,000	5,343,750
SuperMedia, Inc.
10.250%, 12/31/2015 (P)	1,289,616	1,174,760

		6,931,725
Oil & Gas - 0.98%
Ashmore Energy International
3.250%, 03/30/2014 (P)	3,368,141	3,060,799
Turbo Beta, Ltd.
14.500%, 03/15/2018 (P)	7,941,283	6,908,916

		9,969,715
Real Estate - 0.43%
Realogy Corp.
13.500%, 10/15/2017 (P)	4,000,000	4,350,000
Retail - 0.14%
Michaels Stores, Inc.
2.500%, 07/31/2016 (P)	856,128	815,581

The accompanying notes are an integral part of the financial statements.	91

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Retail (continued)
Michaels Stores, Inc. (continued)
7.706%, 10/31/2013 (P)	$636,160	$572,942

		1,388,523

TOTAL TERM LOANS (Cost $57,932,080)		$55,796,472

WARRANTS - 0.04%
Banks - 0.00%
CNB Capital Trust I (Expiration
Date: 03/23/2019) (I)	51,274	1,361
Building Materials - 0.01%
Nortek, Inc. (Expiration
Date: 12/07/2014) (I)	12,027	153,224
Hotels & Restaurants - 0.00%
Buffets Restaurants Holdings, Inc.
(Expiration Date: 04/28/2014) (I)	4,996	0
Media - 0.00%
Charter Communications, Inc., Class A
(Expiration Date: 11/30/2014; Strike
Price: 51.28) (I)	5,718	22,872
Pipelines - 0.02%
Semgroup LP (Expiration
Date: 11/30/2014) (I)	29,423	176,538
Republic of Venezuela - 0.01%
Republic of Venezuela (Expiration
Date: 04/15/2020) (I)	305,000	82,350

TOTAL WARRANTS (Cost $266,415)		$436,345

SHORT-TERM INVESTMENTS - 2.04%
Repurchase Agreement - 1.84%
JPMorgan Tri-Party Repurchase Agreement
dated 02/26/2010 at 0.06% to be
repurchased at $18,600,093 on
03/01/2010, collateralized by
$18,974,000 Federal Home Loan
Mortgage Corp., zero coupon due
04/26/2010 (valued at $18,972,000,
including interest)	$18,600,000	18,600,000
Short-Term Securities* - 0.06%
Federal National Mortgage Association
Discount Notes, 0.220%, 08/26/2010 (F)	605,000	604,402
Securities Lending Collateral - 0.14%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)*	141,376	1,415,187

TOTAL SHORT-TERM INVESTMENTS (Cost $20,619,573)		$20,619,589

Total Investments (High Yield Fund)
(Cost $1,012,129,641) - 98.10%		$994,054,459
Other assets and liabilities, net - 1.90%		19,263,335

TOTAL NET ASSETS - 100.00%		$1,013,317,794

For sector weighting information see pages 3-8.

Index 500 Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.42%
Consumer Discretionary - 9.55%
Auto Components - 0.23%
Johnson Controls, Inc.	133,453	$4,150,387
The Goodyear Tire & Rubber Company (I)	48,156	625,546

		4,775,933
Automobiles - 0.43%
Ford Motor Company (I)(L)	657,658	7,720,905
Harley-Davidson, Inc. (L)	46,622	1,147,367

		8,868,272
Distributors - 0.06%
Genuine Parts Company	31,729	1,280,582
Diversified Consumer Services - 0.17%
Apollo Group, Inc., Class A (I)	25,556	1,530,293
DeVry, Inc.	12,289	776,050
H & R Block, Inc.	66,680	1,152,230

		3,458,573
Hotels, Restaurants & Leisure - 1.46%
Carnival Corp.	86,900	3,124,924
Darden Restaurants, Inc.	27,765	1,125,871
International Game Technology	59,062	1,036,538
Marriott International, Inc., Class A (L)	50,440	1,367,428
McDonald’s Corp.	214,610	13,702,849
Starbucks Corp. (I)	147,735	3,384,609
Starwood Hotels & Resorts Worldwide, Inc.	37,189	1,439,214
Wyndham Worldwide Corp.	35,520	816,605
Wynn Resorts, Ltd.	13,712	871,672
Yum! Brands, Inc.	93,008	3,136,230

		30,005,940
Household Durables - 0.35%
Black & Decker Corp.	11,978	868,046
D.R. Horton, Inc.	54,961	679,318
Fortune Brands, Inc.	29,897	1,310,386
Harman International Industries, Inc. (I)	13,793	595,030
Leggett & Platt, Inc.	30,249	573,219
Lennar Corp., Class A	32,082	526,466
Newell Rubbermaid, Inc.	55,224	759,330
Pulte Group, Inc. (I)	62,782	679,929
Whirlpool Corp. (L)	14,771	1,243,127

		7,234,851
Internet & Catalog Retail - 0.53%
Amazon.com, Inc. (I)	66,300	7,849,920
Expedia, Inc.	41,918	932,256
Priceline.com, Inc. (I)	8,740	1,981,882

		10,764,058
Leisure Equipment & Products - 0.14%
Eastman Kodak Company (I)(L)	53,334	316,804
Hasbro, Inc.	24,772	886,342
Mattel, Inc.	71,885	1,580,751

		2,783,897
Media - 2.84%
CBS Corp., Class B	134,665	1,749,298
Comcast Corp., Class A	567,688	9,332,791
DIRECTV, Class A (I)	190,282	6,441,046
Discovery Communications, Inc., Series A (I)	56,360	1,755,614
Gannett Company, Inc.	46,979	711,732
Interpublic Group of Companies, Inc. (I)	96,671	725,033
Meredith Corp. (L)	7,296	224,133
News Corp., Class A	448,080	5,990,830
Omnicom Group, Inc.	61,895	2,266,595
Scripps Networks Interactive, Inc., Class A	17,786	703,970

The accompanying notes are an integral part of the financial statements.	92

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
The McGraw-Hill Companies, Inc.	62,622	$2,141,672
The New York Times Company (I)(L)	22,995	251,565
The Walt Disney Company	382,513	11,949,706
The Washington Post Company, Class B	1,234	518,663
Time Warner Cable, Inc.	70,086	3,272,315
Time Warner, Inc.	232,188	6,742,740
Viacom, Inc., Class B (I)	120,710	3,579,052

		58,356,755
Multiline Retail - 0.85%
Big Lots, Inc. (I)	16,431	550,439
Family Dollar Stores, Inc. (L)	27,602	910,590
J.C. Penney Company, Inc.	46,905	1,293,640
Kohl’s Corp. (I)	60,972	3,281,513
Macy’s, Inc.	83,723	1,603,295
Nordstrom, Inc. (L)	32,871	1,214,255
Sears Holdings Corp. (I)(L)	9,653	923,503
Target Corp.	149,607	7,707,753

		17,484,988
Specialty Retail - 2.01%
Abercrombie & Fitch Company, Class A	17,497	637,241
AutoNation, Inc. (I)(L)	18,389	326,405
AutoZone, Inc. (I)	5,950	987,284
Bed Bath & Beyond, Inc. (I)	52,238	2,173,623
Best Buy Company, Inc.	67,924	2,479,226
GameStop Corp., Class A (I)(L)	32,748	563,266
Home Depot, Inc.	338,148	10,550,218
Limited Brands, Inc.	53,196	1,176,164
Lowe’s Companies, Inc.	292,732	6,940,676
O’Reilly Automotive, Inc. (I)	27,282	1,072,183
Office Depot, Inc. (I)	54,632	394,443
RadioShack Corp.	24,897	486,985
Ross Stores, Inc.	24,877	1,216,734
Staples, Inc.	143,956	3,708,307
The Gap, Inc.	94,677	2,035,556
The Sherwin-Williams Company	18,933	1,199,974
Tiffany & Company (L)	24,749	1,098,608
TJX Companies, Inc.	83,464	3,474,606
Urban Outfitters, Inc. (I)	25,490	821,033

		41,342,532
Textiles, Apparel & Luxury Goods - 0.48%
Coach, Inc.	63,422	2,311,098
NIKE, Inc., Class B	77,478	5,237,513
Polo Ralph Lauren Corp. (L)	11,424	913,120
VF Corp.	17,657	1,366,299

		9,828,030

		196,184,411
Consumer Staples - 11.22%
Beverages - 2.56%
Brown Forman Corp.	21,849	1,144,014
Coca-Cola Enterprises, Inc.	63,199	1,614,734
Constellation Brands, Inc., Class A (I)	39,657	596,441
Dr. Pepper Snapple Group, Inc.	50,524	1,604,137
Molson Coors Brewing Company	31,276	1,262,925
Pepsi Bottling Group, Inc.	28,646	1,095,137
PepsiCo, Inc.	337,392	21,076,878
The Coca-Cola Company	460,800	24,293,376

		52,687,642
Food & Staples Retailing - 2.65%
Costco Wholesale Corp.	86,702	5,286,221
CVS Caremark Corp.	280,503	9,466,976
Safeway, Inc.	80,818	2,013,985

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
SUPERVALU, Inc.	42,160	$643,783
Sysco Corp.	117,695	3,401,386
The Kroger Company	129,424	2,860,270
Wal-Mart Stores, Inc.	424,312	22,942,550
Walgreen Company	196,640	6,929,594
Whole Foods Market, Inc. (I)	27,968	992,584

		54,537,349
Food Products - 1.69%
Archer-Daniels-Midland Company	127,739	3,750,417
Campbell Soup Company	37,768	1,258,807
ConAgra Foods, Inc.	88,083	2,154,510
Dean Foods Company (I)	35,893	523,679
General Mills, Inc.	64,945	4,676,689
H.J. Heinz Company	62,770	2,881,143
Hormel Foods Corp.	13,879	570,566
J.M. Smucker Company	23,670	1,412,626
Kellogg Company	50,554	2,636,391
Kraft Foods, Inc., Class A	341,128	9,698,269
McCormick & Company, Inc.	26,037	966,233
Sara Lee Corp.	138,669	1,880,352
The Hershey Company	33,068	1,314,784
Tyson Foods, Inc., Class A	60,674	1,033,885

		34,758,351
Household Products - 2.52%
Clorox Company	27,802	1,704,541
Colgate-Palmolive Company	98,873	8,200,527
Kimberly-Clark Corp.	82,603	5,017,306
The Procter & Gamble Company	581,023	36,767,135

		51,689,509
Personal Products - 0.29%
Avon Products, Inc.	84,926	2,585,147
Mead Johnson Nutrition Company	40,667	1,923,549
The Estee Lauder Companies, Inc., Class A	23,474	1,411,492

		5,920,188
Tobacco - 1.51%
Altria Group, Inc.	412,086	8,291,170
Lorillard, Inc.	31,945	2,333,263
Philip Morris International, Inc.	378,770	18,552,155
Reynolds American, Inc.	33,607	1,774,450

		30,951,038

		230,544,077
Energy - 10.77%
Energy Equipment & Services - 1.81%
Baker Hughes, Inc.	61,625	2,953,070
BJ Services Company	58,365	1,275,275
Cameron International Corp. (I)	48,605	1,999,124
Diamond Offshore Drilling, Inc. (L)	13,822	1,206,937
FMC Technologies, Inc. (I)	24,296	1,364,706
Halliburton Company	179,360	5,407,704
Helmerich & Payne, Inc.	20,973	849,826
Nabors Industries, Ltd. (I)	56,335	1,241,623
National Oilwell Varco, Inc.	83,191	3,616,313
Rowan Companies, Inc. (I)	22,621	588,598
Schlumberger, Ltd.	238,787	14,589,886
Smith International, Inc.	49,201	2,016,749

		37,109,811
Oil, Gas & Consumable Fuels - 8.96%
Anadarko Petroleum Corp.	97,743	6,854,717
Apache Corp.	66,853	6,928,645
Cabot Oil & Gas Corp.	20,613	827,406

The accompanying notes are an integral part of the financial statements.	93

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy Corp.	128,804	$3,422,322
Chevron Corp.	398,971	28,845,603
ConocoPhillips	295,051	14,162,448
CONSOL Energy, Inc.	35,961	1,810,996
Denbury Resources, Inc. (I)	49,680	699,494
Devon Energy Corp.	88,316	6,081,440
El Paso Corp.	139,458	1,460,125
EOG Resources, Inc.	50,184	4,719,805
Exxon Mobil Corp.	944,056	61,363,624
Hess Corp.	57,888	3,403,814
Marathon Oil Corp.	140,763	4,075,089
Massey Energy Company	17,012	732,707
Murphy Oil Corp.	37,969	1,970,591
Noble Energy, Inc.	34,498	2,505,935
Occidental Petroleum Corp.	161,410	12,888,589
Peabody Energy Corp.	53,263	2,448,500
Pioneer Natural Resources Company	22,933	1,069,824
Range Resources Corp. (L)	31,367	1,587,484
Southwestern Energy Company (I)	68,666	2,921,738
Spectra Energy Corp.	128,616	2,803,829
Sunoco, Inc.	23,249	613,076
Tesoro Corp. (L)	27,881	332,342
The Williams Companies, Inc.	115,963	2,497,843
Valero Energy Corp.	112,228	1,966,235
XTO Energy, Inc.	115,407	5,274,100

		184,268,321

		221,378,132
Financials - 15.38%
Commercial Banks - 2.85%
BB&T Corp. (L)	136,741	3,901,221
Comerica, Inc.	30,053	1,084,312
Fifth Third Bancorp	158,159	1,931,121
First Horizon National Corp. (I)	44,131	564,877
Huntington Bancshares, Inc. (L)	142,196	683,963
KeyCorp	174,710	1,249,177
M&T Bank Corp. (L)	16,439	1,272,872
Marshall & Ilsley Corp.	104,343	738,748
PNC Financial Services Group, Inc.	101,686	5,466,639
Regions Financial Corp.	236,255	1,594,721
SunTrust Banks, Inc. (L)	99,262	2,363,428
U.S. Bancorp	380,309	9,359,404
Wells Fargo & Company	1,016,398	27,788,321
Zions Bancorp (L)	27,485	509,572

		58,508,376
Consumer Finance - 0.73%
American Express Company	236,481	9,031,209
Capital One Financial Corp.	89,473	3,377,606
Discover Financial Services	107,945	1,473,449
SLM Corp. (I)	94,378	1,055,146

		14,937,410
Diversified Financial Services - 6.85%
Ameriprise Financial, Inc.	50,711	2,029,961
Bank of America Corp.	1,976,047	32,920,943
Citigroup, Inc. (I)	3,877,803	13,184,530
CME Group, Inc.	13,228	3,990,755
E*TRADE Financial Corp. (I)	307,908	495,732
Federated Investors, Inc., Class B (L)	17,521	438,200
Franklin Resources, Inc.	29,633	3,014,269
IntercontinentalExchange, Inc. (I)	14,568	1,563,001
Invesco, Ltd.	85,268	1,671,253
Janus Capital Group, Inc.	36,197	452,463
JPMorgan Chase & Company	783,647	32,889,665

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
Legg Mason, Inc.	32,309	$835,188
Leucadia National Corp. (I)	37,713	895,307
Moody’s Corp. (L)	39,035	1,039,112
Morgan Stanley	270,341	7,618,209
Northern Trust Corp.	48,026	2,559,306
NYSE Euronext	51,704	1,363,952
State Street Corp.	98,370	4,417,797
T. Rowe Price Group, Inc. (L)	51,207	2,595,683
The Bank of New York Mellon Corp.	239,479	6,829,941
The Charles Schwab Corp.	189,505	3,469,837
The Goldman Sachs Group, Inc.	102,232	15,983,973
The NASDAQ OMX Group, Inc. (I)	29,380	547,349

		140,806,426
Insurance - 3.67%
Aflac, Inc.	93,047	4,601,174
American International Group, Inc. (I)(L)	26,768	663,043
Aon Corp.	54,473	2,230,125
Assurant, Inc.	23,227	708,888
Berkshire Hathaway, Inc., Class B (I)(L)	325,326	26,068,372
Chubb Corp.	67,926	3,427,546
Cincinnati Financial Corp.	32,355	870,350
Genworth Financial, Inc., Class A (I)(L)	97,155	1,548,651
Hartford Financial Services Group, Inc.	76,166	1,856,165
Lincoln National Corp.	60,073	1,512,638
Loews Corp.	71,768	2,616,661
Marsh & McLennan Companies, Inc.	104,903	2,435,848
MetLife, Inc.	162,826	5,925,238
Principal Financial Group, Inc.	63,426	1,472,117
Prudential Financial, Inc.	92,272	4,835,976
The Allstate Corp.	106,686	3,333,938
The Progressive Corp.	134,078	2,299,438
The Travelers Companies, Inc.	108,653	5,714,061
Torchmark Corp.	16,463	765,530
Unum Group	65,975	1,372,940
XL Capital, Ltd.	68,037	1,243,036

		75,501,735
Real Estate Investment Trusts - 1.13%
Apartment Investment & Management
Company, Class A	23,268	388,343
AvalonBay Communities, Inc. (L)	16,194	1,318,515
Boston Properties, Inc.	27,586	1,873,917
Equity Residential	54,915	1,981,333
HCP, Inc. (L)	58,294	1,677,701
Health Care, Inc.	24,462	1,036,210
Host Hotels & Resorts, Inc. (I)	125,509	1,469,710
Kimco Realty Corp.	79,888	1,109,644
Plum Creek Timber Company, Inc. (L)	32,378	1,156,866
ProLogis (L)	94,103	1,212,988
Public Storage, Inc.	26,972	2,216,829
Simon Property Group, Inc.	56,699	4,438,965
Ventas, Inc.	31,143	1,376,209
Vornado Realty Trust	31,181	2,049,215

		23,306,445
Real Estate Management & Development - 0.03%
CB Richard Ellis Group, Inc. (I)(L)	53,639	708,035
Thrifts & Mortgage Finance - 0.12%
Hudson City Bancorp, Inc. (L)	94,017	1,271,110
People’s United Financial, Inc.	69,254	1,092,136

		2,363,246

		316,131,673

The accompanying notes are an integral part of the financial statements.	94

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care - 12.15%
Biotechnology - 1.58%
Amgen, Inc. (I)	201,276	$11,394,234
Biogen Idec, Inc. (I)	57,511	3,163,680
Celgene Corp. (I)	91,397	5,439,949
Cephalon, Inc. (I)(L)	14,847	1,019,543
Genzyme Corp. (I)	52,775	3,018,730
Gilead Sciences, Inc. (I)	178,961	8,520,333

		32,556,469
Health Care Equipment & Supplies - 1.92%
Baxter International, Inc.	119,887	6,825,167
Becton, Dickinson & Company	47,154	3,671,882
Boston Scientific Corp. (I)	300,366	2,324,833
C.R. Bard, Inc.	19,198	1,608,408
CareFusion Corp. (I)	35,220	888,953
DENTSPLY International, Inc.	30,234	1,000,443
Hospira, Inc. (I)	32,247	1,687,486
Intuitive Surgical, Inc. (I)	7,595	2,636,528
Medtronic, Inc.	220,102	9,552,427
St. Jude Medical, Inc. (I)	66,471	2,540,522
Stryker Corp.	56,158	2,981,990
Varian Medical Systems, Inc. (I)(L)	24,749	1,211,959
Zimmer Holdings, Inc. (I)	42,354	2,428,155

		39,358,753
Health Care Providers & Services - 2.15%
Aetna, Inc.	86,207	2,585,348
AmerisourceBergen Corp.	57,289	1,606,384
Cardinal Health, Inc.	72,127	2,450,154
CIGNA Corp.	54,377	1,862,956
Coventry Health Care, Inc. (I)	29,428	682,141
DaVita, Inc. (I)	20,324	1,252,162
Express Scripts, Inc. (I)	54,631	5,245,122
Humana, Inc. (I)	33,773	1,598,476
Laboratory Corp. of America Holdings (I)	21,119	1,548,234
McKesson Corp.	53,292	3,152,222
Medco Health Solutions, Inc. (I)	94,811	5,995,848
Patterson Companies, Inc. (I)	18,510	549,377
Quest Diagnostics, Inc.	30,887	1,752,837
Tenet Healthcare Corp. (I)	86,112	453,810
UnitedHealth Group, Inc.	231,081	7,824,403
WellPoint, Inc. (I)	91,148	5,639,327

		44,198,801
Life Sciences Tools & Services - 0.41%
Life Technologies Corp. (I)	35,465	1,800,203
Millipore Corp. (I)	11,059	1,044,080
PerkinElmer, Inc.	23,221	515,738
Thermo Fisher Scientific, Inc. (I)	81,198	3,960,026
Waters Corp. (I)	18,831	1,123,457

		8,443,504
Pharmaceuticals - 6.09%
Abbott Laboratories	307,588	16,695,877
Allergan, Inc.	61,152	3,573,111
Bristol-Myers Squibb Company (L)	340,392	8,343,008
Eli Lilly & Company	201,078	6,905,019
Forest Laboratories, Inc. (I)	60,010	1,793,099
Johnson & Johnson	548,681	34,566,903
King Pharmaceuticals, Inc. (I)	49,366	555,368
Merck & Company, Inc.	607,421	22,401,686
Mylan, Inc. (I)(L)	60,768	1,296,789
Pfizer, Inc.	1,604,727	28,162,959

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Watson Pharmaceuticals, Inc. (I)	21,107	$839,848

		125,133,667

		249,691,194
Industrials - 9.90%
Aerospace & Defense - 2.78%
Boeing Company	144,493	9,126,178
General Dynamics Corp.	76,721	5,566,109
Goodrich Corp.	24,730	1,623,030
Honeywell International, Inc.	151,741	6,093,919
ITT Corp.	36,332	1,861,288
L-3 Communications Holdings, Inc.	23,113	2,112,990
Lockheed Martin Corp.	63,608	4,946,158
Northrop Grumman Corp.	62,394	3,822,256
Precision Castparts Corp.	27,985	3,155,309
Raytheon Company	76,208	4,285,938
Rockwell Collins, Inc.	31,268	1,759,763
United Technologies Corp.	186,441	12,799,175

		57,152,113
Air Freight & Logistics - 0.98%
C.H. Robinson Worldwide, Inc.	33,357	1,778,929
Expeditors International of Washington, Inc.	42,169	1,537,903
FedEx Corp.	62,148	5,267,664
United Parcel Service, Inc., Class B	197,431	11,597,097

		20,181,593
Airlines - 0.09%
Southwest Airlines Company	147,544	1,856,104
Building Products - 0.05%
Masco Corp.	71,412	954,778
Commercial Services & Supplies - 0.49%
Avery Dennison Corp.	22,421	708,504
Cintas Corp.	26,143	648,085
Iron Mountain, Inc. (I)	35,991	931,447
Pitney Bowes, Inc. (L)	41,192	943,297
R.R. Donnelley & Sons Company	40,827	812,049
Republic Services, Inc.	64,256	1,808,164
Stericycle, Inc. (I)(L)	16,749	924,210
Waste Management, Inc.	97,374	3,215,289

		9,991,045
Construction & Engineering - 0.16%
Fluor Corp.	35,594	1,523,423
Jacobs Engineering Group, Inc. (I)	24,726	959,369
Quanta Services, Inc. (I)	41,727	792,813

		3,275,605
Electrical Equipment - 0.52%
Emerson Electric Company	149,574	7,080,833
First Solar, Inc. (I)(L)	9,647	1,021,617
Rockwell Automation, Inc.	28,289	1,530,152
Roper Industries, Inc.	18,107	1,003,852

		10,636,454
Industrial Conglomerates - 2.25%
3M Company	140,786	11,283,998
General Electric Company	2,117,386	34,005,219
Textron, Inc. (L)	53,915	1,073,987

		46,363,204
Machinery - 1.62%
Caterpillar, Inc. (L)	123,837	7,064,901
Cummins, Inc.	40,129	2,278,525
Danaher Corp.	51,744	3,827,504
Deere & Company	84,108	4,819,388

The accompanying notes are an integral part of the financial statements.	95

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Dover Corp.	37,024	$1,675,706
Eaton Corp.	32,971	2,245,985
Flowserve Corp.	11,106	1,111,600
Illinois Tool Works, Inc.	76,701	3,491,430
PACCAR, Inc.	72,288	2,555,381
Pall Corp.	23,245	917,480
Parker-Hannifin Corp.	31,956	1,927,266
Snap-on, Inc.	11,480	484,686
Stanley Works (L)	15,993	915,599

		33,315,451
Professional Services - 0.13%
Dun & Bradstreet Corp.	10,336	725,174
Equifax, Inc.	25,150	811,339
Monster Worldwide, Inc. (I)	24,997	348,708
Robert Half International, Inc. (L)	30,022	837,614

		2,722,835
Road & Rail - 0.71%
CSX Corp.	78,065	3,704,965
Norfolk Southern Corp.	73,160	3,762,619
Ryder Systems, Inc.	11,147	393,378
Union Pacific Corp.	100,336	6,759,636

		14,620,598
Trading Companies & Distributors - 0.12%
Fastenal Company (L)	26,253	1,164,846
W.W. Grainger, Inc.	12,562	1,276,927

		2,441,773

		203,511,553
Information Technology - 18.07%
Communications Equipment - 2.35%
Cisco Systems, Inc. (I)	1,143,972	27,832,839
Harris Corp.	26,194	1,184,493
JDS Uniphase Corp. (I)	44,270	475,017
Juniper Networks, Inc. (I)	104,490	2,923,630
Motorola, Inc. (I)	459,561	3,106,632
QUALCOMM, Inc.	332,162	12,187,024
Tellabs, Inc.	76,797	530,667

		48,240,302
Computers & Peripherals - 5.47%
Apple, Inc. (I)	179,111	36,649,693
Dell, Inc. (I)	342,412	4,530,111
EMC Corp. (I)	405,644	7,094,714
Hewlett-Packard Company	471,516	23,948,298
International Business Machines Corp.	261,226	33,217,498
Lexmark International, Inc. (I)	15,532	523,584
NetApp, Inc. (I)	67,396	2,022,554
QLogic Corp. (I)	22,791	414,796
SanDisk Corp. (I)	45,383	1,322,007
Teradata Corp. (I)	34,045	1,038,032
Western Digital Corp. (I)	44,820	1,731,397

		112,492,684
Electronic Equipment, Instruments & Components - 0.53%
Agilent Technologies, Inc. (I)	68,630	2,159,100
Amphenol Corp., Class A	34,104	1,420,432
Corning, Inc.	309,448	5,455,568
FLIR Systems, Inc. (I)(L)	30,184	809,233
Jabil Circuit, Inc.	37,908	575,064
Molex, Inc.	26,949	551,107

		10,970,504

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services - 1.75%
Akamai Technologies, Inc. (I)(L)	34,061	$895,804
eBay, Inc. (I)	223,695	5,149,459
Google, Inc., Class A (I)	47,951	25,260,587
VeriSign, Inc. (I)(L)	38,250	953,190
Yahoo!, Inc. (I)	236,825	3,625,791

		35,884,831
IT Services - 1.42%
Automatic Data Processing, Inc.	100,353	4,175,688
Cognizant Technology Solutions
Corp., Class A (I)	58,607	2,820,755
Computer Sciences Corp. (I)	30,310	1,569,755
Fidelity National Information Services, Inc.	65,183	1,469,225
Fiserv, Inc. (I)	30,604	1,476,031
MasterCard, Inc.	19,094	4,284,121
Paychex, Inc.	63,960	1,914,962
SAIC, Inc. (I)	60,889	1,199,513
The Western Union Company	137,634	2,171,865
Total Systems Services, Inc.	39,214	558,407
Visa, Inc., Class A (L)	89,077	7,596,487

		29,236,809
Office Electronics - 0.12%
Xerox Corp.	268,683	2,517,560
Semiconductors & Semiconductor Equipment - 2.39%
Advanced Micro Devices, Inc. (I)	111,969	885,675
Altera Corp.	58,738	1,434,969
Analog Devices, Inc.	58,041	1,697,119
Applied Materials, Inc.	265,226	3,246,366
Broadcom Corp., Class A	85,657	2,682,777
Intel Corp.	1,098,118	22,544,363
KLA-Tencor Corp.	33,984	989,954
Linear Technology Corp. (L)	44,368	1,205,479
LSI Corp. (I)	129,888	700,096
MEMC Electronic Materials, Inc. (I)	44,458	538,386
Microchip Technology, Inc. (L)	36,509	987,934
Micron Technology, Inc. (I)	169,004	1,531,176
National Semiconductor Corp.	47,053	681,327
Novellus Systems, Inc. (I)	19,291	426,717
NVIDIA Corp. (I)	110,348	1,787,638
Teradyne, Inc. (I)(L)	34,778	347,432
Texas Instruments, Inc.	249,150	6,074,277
Xilinx, Inc.	55,057	1,422,122

		49,183,807
Software - 4.04%
Adobe Systems, Inc. (I)	104,156	3,609,005
Autodesk, Inc. (I)	45,682	1,273,614
BMC Software, Inc. (I)	36,470	1,343,555
CA, Inc.	78,851	1,774,148
Citrix Systems, Inc. (I)	36,388	1,565,048
Compuware Corp. (I)	45,832	343,282
Electronic Arts, Inc. (I)(L)	64,725	1,073,141
Intuit, Inc. (I)	62,992	2,038,421
McAfee, Inc. (I)	31,366	1,244,917
Microsoft Corp.	1,536,180	44,026,919
Novell, Inc. (I)	68,967	323,455
Oracle Corp.	777,605	19,167,963
Red Hat, Inc. (I)	37,342	1,047,443
Salesforce.com, Inc. (I)	21,857	1,485,183
Symantec Corp. (I)	161,190	2,667,695

		82,983,789

		371,510,286

The accompanying notes are an integral part of the financial statements.	96

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Materials - 3.29%
Chemicals - 1.81%
Air Products & Chemicals, Inc.	42,100	$2,887,218
Airgas, Inc.	16,328	1,047,278
CF Industries Holdings, Inc.	9,657	1,025,960
E.I. Du Pont de Nemours & Company	179,718	6,060,091
Eastman Chemical Company	14,459	861,033
Ecolab, Inc.	47,241	1,990,736
FMC Corp.	14,378	821,990
International Flavors & Fragrances, Inc.	15,719	661,927
Monsanto Company	108,391	7,657,824
PPG Industries, Inc.	33,207	2,043,559
Praxair, Inc.	61,013	4,584,517
Sigma-Aldrich Corp.	24,200	1,154,098
The Dow Chemical Company	227,444	6,438,940

		37,235,171
Construction Materials - 0.05%
Vulcan Materials Company (L)	24,937	1,082,515
Containers & Packaging - 0.19%
Ball Corp. (L)	18,713	1,011,251
Bemis Company, Inc.	21,516	629,773
Owens-Illinois, Inc. (I)	33,510	993,236
Pactiv Corp. (I)	26,313	651,510
Sealed Air Corp.	31,611	645,813

		3,931,583
Metals & Mining - 1.02%
AK Steel Holding Corp.	21,749	468,256
Alcoa, Inc.	193,768	2,577,114
Allegheny Technologies, Inc. (L)	19,504	851,545
Cliffs Natural Resources, Inc.	26,046	1,468,994
Freeport-McMoRan Copper & Gold, Inc.	85,487	6,425,203
Newmont Mining Corp.	97,476	4,803,617
Nucor Corp.	62,604	2,591,806
Titanium Metals Corp. (I)	16,825	198,367
United States Steel Corp. (L)	28,507	1,509,161

		20,894,063
Paper & Forest Products - 0.22%
International Paper Company	86,126	1,995,539
MeadWestvaco Corp.	34,033	780,717
Weyerhaeuser Company	42,031	1,698,052

		4,474,308

		67,617,640
Telecommunication Services - 2.72%
Diversified Telecommunication Services - 2.44%
AT&T, Inc.	1,173,486	29,114,188
CenturyTel, Inc.	59,167	2,027,653
Frontier Communications Corp. (L)	62,113	483,860
Qwest Communications International, Inc.	295,287	1,346,509
Verizon Communications, Inc.	564,898	16,342,499
Windstream Corp.	86,851	879,801

		50,194,510
Wireless Telecommunication Services - 0.28%
American Tower Corp., Class A (I)	79,834	3,405,718
MetroPCS Communications, Inc. (I)(L)	51,857	319,958
Sprint Nextel Corp. (I)	590,418	1,966,092

		5,691,768

		55,886,278
Utilities - 3.37%
Electric Utilities - 1.78%
Allegheny Energy, Inc.	33,720	763,758

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
American Electric Power Company, Inc.	94,988	$3,193,497
Duke Energy Corp.	259,437	4,241,795
Edison International	64,791	2,114,130
Entergy Corp.	37,572	2,854,345
Exelon Corp.	131,126	5,677,756
FirstEnergy Corp.	60,620	2,342,963
FPL Group, Inc.	82,199	3,811,568
Northeast Utilities	34,893	893,261
Pepco Holdings, Inc.	44,068	741,224
Pinnacle West Capital Corp.	20,141	733,334
PPL Corp.	74,985	2,135,573
Progress Energy, Inc.	55,607	2,129,192
Southern Company	159,132	5,055,624

		36,688,020
Gas Utilities - 0.14%
EQT Corp.	26,035	1,139,292
Nicor, Inc.	8,995	374,642
Questar Corp.	34,675	1,456,003

		2,969,937
Independent Power Producers & Energy Traders - 0.20%
Constellation Energy Group, Inc.	39,952	1,401,117
NRG Energy, Inc. (I)	49,300	1,076,712
The AES Corp. (I)	132,758	1,551,941

		4,029,770
Multi-Utilities - 1.25%
Ameren Corp.	47,115	1,164,212
CenterPoint Energy, Inc.	77,629	1,038,676
CMS Energy Corp. (L)	45,661	697,243
Consolidated Edison, Inc. (L)	55,801	2,385,493
Dominion Resources, Inc. (L)	118,769	4,512,034
DTE Energy Company	32,798	1,424,089
Integrys Energy Group, Inc. (L)	15,197	669,884
NiSource, Inc.	54,838	823,667
PG&E Corp.	73,770	3,092,438
Public Service Enterprise Group, Inc.	100,621	2,990,456
SCANA Corp.	22,038	794,470
Sempra Energy	49,008	2,409,723
TECO Energy, Inc. (L)	42,511	651,694
Wisconsin Energy Corp.	23,249	1,125,949
Xcel Energy, Inc.	90,809	1,889,735

		25,669,763

		69,357,490

TOTAL COMMON STOCKS (Cost $1,680,751,281)		$1,981,812,734

SHORT-TERM INVESTMENTS - 8.26%
Short-Term Securities* - 3.09%
Federal Home Loan Bank Discount Notes	$4,320,000	4,320,000
Federal Home Loan Bank Discount Notes,
0.053% due 04/16/2010	35,000,000	34,994,633
Federal Home Loan Mortgage Corp. Discount
Notes, 0.010%, 03/23/2010	24,300,000	24,298,515

		63,613,148

The accompanying notes are an integral part of the financial statements.	97

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Securities Lending Collateral - 5.17%
John Hancock Cash Collateral Investment
Trust, 0.1869% (W)(Y)	$10,610,161	$106,208,775

TOTAL SHORT-TERM INVESTMENTS (Cost $169,787,716) $		169,821,923

Total Investments (Index 500 Fund)
(Cost $1,850,538,997) - 104.68%		$2,151,634,657
Other assets and liabilities, net - (4.68%)		(96,143,486)

TOTAL NET ASSETS - 100.00%		$2,055,491,171

International Equity Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 92.50%
Australia - 5.51%
AGL Energy, Ltd.	10,520 $	135,353
Alumina, Ltd.	67,437	91,574
AMP, Ltd. (L)	54,888	291,668
Aristocrat Leisure, Ltd.	9,625	36,421
Arrow Energy NL (I)	10,452	31,019
Asciano Group (I)	70,683	113,741
Australia & New Zealand Banking Group, Ltd.	68,552	1,418,206
Australian Stock Exchange, Ltd.	4,045	131,990
Axa Asia Pacific Holdings, Ltd.	27,582	159,380
Bendigo and Adelaide Bank, Ltd.	8,567	73,734
BHP Billiton, Ltd.	93,562	3,433,827
Billabong International, Ltd.	4,737	43,093
BlueScope Steel, Ltd. (I)	40,807	88,237
Boral, Ltd.	18,876	90,633
Brambles, Ltd.	38,808	241,065
Caltex Australia, Ltd.	3,106	29,168
Centro Properties Group, Ltd. (I)	20,831	4,273
Centro Retail Group	32,506	4,785
CFS Gandel Retail Trust	56,771	96,512
Coca-Cola Amatil, Ltd.	13,389	134,465
Cochlear, Ltd.	1,349	76,628
Commonwealth Bank of Australia, Ltd.	41,801	2,015,596
Computershare, Ltd.	12,830	133,721
Crown, Ltd.	11,735	83,991
CSL, Ltd.	17,002	523,405
CSR, Ltd.	33,234	48,129
Dexus Property Group	143,890	106,165
Energy Resources of Australia, Ltd.	1,686	27,713
Fortescue Metals Group, Ltd. (I)	29,313	121,724
Foster’s Group, Ltd.	53,088	256,268
General Property Trust, Ltd.	249,330	128,167
Goodman Fielder, Ltd.	25,715	34,647
Goodman Group	163,559	87,675
Harvey Norman Holding, Ltd.	11,715	40,118
Incitec Pivot, Ltd.	38,333	110,944
James Hardie Industries, Ltd.	10,488	69,745
John Fairfax Holdings, Ltd. (L)	52,429	77,364
Leighton Holdings, Ltd.	3,529	118,924
Lend Lease Corp.	10,491	103,625
Macquarie Airports, Ltd.	19,338	53,966
Macquarie Atlas Roads Group (I)	10,294	7,426
Macquarie Group, Ltd. (L)	8,725	352,766
Macquarie Infrastructure Group	51,469	51,787
Metcash, Ltd.	24,580	90,658
Mirvac Group, Ltd.	79,879	109,232
National Australia Bank, Ltd.	58,811	1,337,729

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Newcrest Mining, Ltd.	13,897	$389,258
NRMA Insurance Group, Ltd.	59,940	211,692
Nufarm, Ltd. (L)	3,907	34,034
OneSteel, Ltd.	29,787	91,858
Orica, Ltd.	9,682	216,522
Origin Energy, Ltd.	23,502	353,521
Oxiana, Ltd. (I)	71,949	66,837
Paladin Resources, Ltd. (I)	20,545	66,281
Qantas Airways, Ltd. (I)	35,521	83,857
QBE Insurance Group, Ltd.	28,087	537,703
Rio Tinto, Ltd.	12,020	756,420
Santos, Ltd.	22,285	258,347
Sims Group, Ltd.	4,792	83,169
Sonic Healthcare, Ltd.	8,654	105,086
SP Ausnet	49,346	41,734
Stockland	65,475	237,737
Suncorp-Metway, Ltd.	34,166	260,919
TABCORP Holdings, Ltd.	13,472	81,652
Tattersall’s, Ltd.	23,773	51,083
Telstra Corp., Ltd.	113,003	300,550
Toll Holdings, Ltd.	15,888	96,641
Transurban Group, Ltd.	33,262	156,061
Virgin Blue Holdings, Ltd. (I)	12,681	6,914
Wesfarmers, Ltd.	28,393	790,669
Wesfarmers, Ltd.	3,644	101,737
Westfield Group	55,394	595,631
Westpac Banking Corp.	82,247	1,922,005
Woodside Petroleum, Ltd.	14,983	581,226
Woolworths, Ltd.	33,910	814,998
WorleyParsons, Ltd.	3,588	78,850

		22,190,249
Austria - 0.26%
Amcor, Ltd.	34,223	181,501
Erste Group Bank AG	5,199	196,236
Immoeast Immobilien Anlagen AG (I)(L)	10,397	49,499
Oesterreichische Elektrizitaets AG, Class A	2,358	96,033
OMV AG	4,299	159,210
Raiffeisen International Bank Holding AG (L)	1,478	66,611
Telekom Austria AG	8,469	111,075
Voestalpine AG	3,165	111,559
Wiener Staedtische Allgemeine
Versicherung AG	1,245	60,092

		1,031,816
Belgium - 0.68%
Anheuser-Busch InBev NV (I)	9,984	68
Anheuser-Busch InBev NV	19,988	999,180
Belgacom SA	4,395	164,570
Colruyt SA	402	100,477
Compagnie Nationale A Portefeuille, ADR	776	38,749
Delhaize Group SA	2,923	226,384
Dexia SA (I)	13,745	74,521
Fortis (I)	58,185	199,724
Groupe Bruxelles Lambert SA	2,152	188,613
KBC Ancora, ADR (I)	3,251	71,101
KBC Bancassurance Holding NV (I)	5,137	232,933
Mobistar SA	1,016	60,089
Solvay SA	1,700	162,559
UCB SA	2,531	112,039
Umicore	3,377	101,210

		2,732,217
Bermuda - 0.05%
Chinese Estates Holdings, Ltd.	14,561	23,398

The accompanying notes are an integral part of the financial statements.	98

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Bermuda (continued)
Seadrill, Ltd.	8,231	$189,398

		212,796
Brazil - 1.74%
All America Latina Logistica SA	11,400	101,689
B2W Companhia Global Do Varejo	2,100	43,577
Banco do Brasil SA	14,800	243,807
Banco Santander Brasil SA (I)	15,567	184,256
BM&F BOVESPA SA	33,090	216,798
BR Malls Participacoes SA (I)	4,545	59,103
Brasil Telecom SA (I)	653	7,147
Brasil Telecom SA - New York Exchange (I)	1,039	21,341
Brasil Telecom SA, SADR (I)	589	6,279
Centrais Eletricas Brasileiras SA (L)	2,071	33,447
Centrais Eletricas Brasileiras SA (L)	6,400	82,871
Cia de Concessoes Rodoviarias, ADR	5,400	113,997
Cia de Saneamento Basico do Estado de
Sao Paulo	3,447	57,890
Cia Energetica de Minas Gerais, ADR	589	9,642
Companhia Brasileira de Distribuicao Grupo
Pao de Acucar, ADR	436	29,849
Companhia Brasileira de Meios de Pagamento	16,617	130,111
Companhia Siderurgica Nacional SA	7,566	247,643
Companhia Siderurgica Nacional SA, SADR	3,716	121,476
Companhia Vale do Rio Doce	36,306	1,013,550
Cosan SA Industria e Comercio (I)	3,405	44,354
CPFL Energia SA	3,100	63,710
Cyrela Brazil Realty SA	8,000	99,826
Duratex SA	5,503	52,376
EDP - Energias do Brasil SA	2,700	52,666
Empresa Brasileira de Aeronautica SA	13,400	72,741
Empresa Brasileira de Aeronautica
SA, ADR (L)	1,575	34,587
Fibria Celulose SA, SADR (I)(L)	2,219	40,719
Gafisa SA	7,862	59,602
Gerdau SA	3,586	39,806
Gerdau SA, SADR	92	1,357
Global Village Telecom Holding SA (I)	2,699	83,622
Hypermarcas SA (I)	4,626	55,216
JBS SA	13,126	65,951
LLX Logistica SA (I)	12,720	67,149
Localiza Rent A Car	4,320	47,093
Lojas Renner SA	3,800	82,050
Marfrig Frigorificos e Comercio de
Alimentos SA (I)	6,338	73,861
MRV Engenharia e Participacoes SA	7,887	57,173
Multiplan Empreendimentos Imobiliarios SA	2,485	42,958
Natura Cosmeticos SA	4,500	82,921
OGX Petroleo e Gas Participacoes SA	40,200	350,358
PDG Realty SA Empreendimentos
e Participacoes	12,181	108,993
Perdigao SA (I)	8,800	214,747
Petroleo Brasileiro SA	58,584	1,254,573
Petroleo Brasileiro SA, ADR (L)	1,964	83,765
Petroleo Brasileiro SA, SADR	3,282	126,029
Porto Seguro SA	3,398	33,940
Redecard SA	10,216	148,677
Rossi Residencial SA	6,137	47,951
Souza Cruz SA	2,300	78,680
Tele Norte Leste Participacoes SA	2,500	51,877
Tele Norte Leste Participacoes SA, ADR	5,457	94,788
Tractebel Energia SA	4,200	48,132
Ultrapar Participacoes SA	2,100	93,661
Usinas Siderurgicas de Minas Gerais SA	3,500	99,162

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
Usinas Siderurgicas de Minas Gerais
SA, SADR	1,235	$35,815
Vale SA	3,177	88,511
Vale SA, SADR	300	7,380
Vivo Participacoes SA	802	21,702
Votorantim Celulose e Papel SA (I)	3,592	65,489

		6,998,441
Canada - 6.90%
Agnico-Eagle Mines, Ltd.	3,900	225,208
Agrium, Inc.	4,000	259,038
Alimentation Couche Tard, Inc.	3,200	59,791
ARC Energy Trust	2,700	56,325
Bank of Montreal	15,500	824,938
Bank of Nova Scotia	27,200	1,235,659
Barrick Gold Corp.	26,808	1,010,205
BCE, Inc.	6,173	171,309
Biovail Corp.	2,600	38,474
Bombardier, Inc.	41,500	224,420
Brookfield Asset Management, Inc.	13,925	330,590
Brookfield Properties Corp.	6,450	90,418
CAE, Inc.	5,800	49,114
Cameco Corp.	11,300	310,369
Canadian Imperial Bank of Commerce	10,500	698,636
Canadian National Railway Company	12,700	667,468
Canadian Natural Resources, Ltd.	15,300	1,030,663
Canadian Oil Sands Trust	7,000	185,944
Canadian Pacific Railway, Ltd.	4,300	207,562
Canadian Tire Corp., Ltd.	2,000	99,886
Canadian Utilities, Ltd.	2,100	89,093
Cenovus Energy, Inc.	20,900	510,483
CGI Group, Inc. (I)	7,600	106,900
CI Financial Corp.	4,100	81,439
Crescent Point Energy Corp.	4,500	166,793
Eldorado Gold Corp. (I)	13,500	170,514
Empire Company, Ltd.	600	27,890
Enbridge, Inc.	10,000	443,262
EnCana Corp.	20,500	671,968
Enerplus Resources Fund	4,600	103,087
Ensign Energy Services, Inc.	3,100	44,370
Fairfax Financial Holdings, Ltd.,
Canadian Exchange	500	171,602
Finning International, Inc.	3,300	55,199
First Quantum Minerals, Ltd.	2,000	155,864
Fortis, Inc.	4,300	111,444
Franco-Nevada Corp.	3,700	96,280
Genworth MI Canada, Inc.	1,300	33,668
George Weston, Ltd.	1,100	72,072
Gerdau Ameristeel Corp.	2,700	19,040
Gildan Activewear, Inc. (I)	2,700	63,664
Goldcorp, Inc.	19,753	747,543
Great-West Lifeco, Inc.	8,300	213,535
Groupe Aeroplan, Inc.	3,936	44,290
Husky Energy, Inc.	6,500	166,299
IAMGOLD Corp.	9,200	135,351
IGM Financial, Inc.	3,100	126,687
Imperial Oil, Ltd.	8,500	313,035
Industrial Alliance Insurance and Financial
Services, Inc.	1,900	59,896
Inmet Mining Corp.	1,400	76,320
Intact Financial Corp.	3,100	124,389
Ivanhoe Mines, Ltd. (I)	5,800	92,661
Jazz Air Income Fund (I)	415	1,645
Kinross Gold Corp.	18,858	341,781
Loblaw Companies, Ltd.	3,400	119,236

The accompanying notes are an integral part of the financial statements.	99

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Magna International, Inc.	3,100	$176,772
Manulife Financial Corp.	49,000	899,249
MDS, Inc. (I)	1,400	11,656
Metro, Inc.	2,800	108,493
National Bank of Canada	4,000	229,044
Nexen, Inc.	13,600	306,976
Niko Resources, Ltd.	1,000	95,039
Onex Corp.	2,300	55,412
Open Text Corp. (I)	1,000	49,031
Pan American Silver Corp. (I)	2,000	42,863
Penn West Energy Trust	12,015	246,306
PetroBakken Energy, Ltd., Class A	2,000	53,602
Petrobank Energy & Resources, Ltd. (I)	2,200	113,847
Potash Corp. of Saskatchewan, Inc.	8,000	881,962
Power Corp. of Canada	8,800	243,125
Power Financial Corp.	6,400	188,801
Precision Drilling Trust	1,371	10,567
Progress Energy Resources Corp.	3,400	41,167
Provident Energy Trust	5,400	42,494
QLT, Inc. (I)	250	1,174
Research In Motion, Ltd. (I)	14,200	1,006,092
RioCan Real Estate Investment Trust	2,600	47,073
Ritchie Bros. Auctioneers, Inc. (L)	1,900	39,853
Rogers Communications, Inc.	13,500	444,825
Royal Bank of Canada	38,900	2,100,275
Saputo, Inc.	3,700	105,669
Shaw Communications, Inc., Class B	8,900	168,916
Sherritt International Corp.	6,000	42,368
Shoppers Drug Mart Corp.	5,200	217,449
Silver Wheaton Corp. (I)	8,600	131,264
SNC-Lavalin Group, Inc.	4,400	205,949
Sun Life Financial, Inc.	15,500	441,931
Suncor Energy, Inc.	42,624	1,231,891
Talisman Energy, Inc.	27,300	498,935
Teck Resources, Ltd. (I)	13,152	483,732
Telus Corp.	1,400	45,944
Telus Corp. - Non Voting Shares	3,600	113,283
The Toronto-Dominion Bank	23,400	1,495,358
Thomson Corp.	9,693	336,427
Tim Hortons, Inc.	4,500	136,600
TMX Group, Inc.	1,400	38,519
Trans-Canada Corp.	18,700	618,120
TransAlta Corp. (L)	5,500	114,684
Trican Well Service, Ltd.	3,100	40,157
Vermilion Energy Trust	1,100	36,402
Viterra, Inc. (I)	8,600	79,445
Yamana Gold, Inc.	18,593	196,320
Yellow Pages Income Fund	5,800	32,247

		27,780,625
Cayman Islands - 0.04%
China Dongxiang Group Company	70,500	47,433
China High Speed Transmission Equipment
Group Company, Ltd.	29,000	55,686
Hopewell Highway Infrastructure, Ltd., GDR	2,300	1,520
Xinao Gas Holdings, Ltd.	24,000	57,416

		162,055
Chile - 0.35%
Banco Santander Chile SA, ADR	2,104	134,803
Cia Cervecerias Unidas SA, ADR	1,107	42,819
CorpBanca SA, SADR	650	26,839
Embotelladora Andina SA, ADR, Series A	915	14,484
Embotelladora Andina SA, ADR, Series B	1,006	19,738

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chile (continued)
Empresa Nacional de Electricidad
SA, ADR (L)	7,042	$351,185
Enersis SA SADR	17,401	376,036
Lan Airlines SA, SADR (L)	4,620	82,190
Sociedad Quimica y Minera de Chile SA,
ADR, B Shares (L)	8,363	305,668
Vina Concha Y Toro SA, ADR	911	42,817

		1,396,579
China - 2.42%
Air China, Ltd. (I)	71,466	62,755
Aluminum Corp. of China, Ltd. (I)	112,780	108,860
Angang Steel Company, Ltd., Class H	37,012	67,853
Anhui Conch Cement Company, Ltd., Class H	13,070	77,562
Anta Sports Products, Ltd.	26,000	37,534
Bank of China, Ltd.	1,611,474	780,995
Bank of Communications
Company, Ltd., Class H	162,879	178,904
BBMG Corp.	32,000	31,344
Beijing Capital International Airport
Company, Ltd., Class H (I)	81,211	44,482
Beijing Datang Power Generation
Compnay, Ltd., Class H	97,136	43,944
BYD Company, Ltd., Class H (I)	14,994	116,760
China BlueChemical, Ltd.	68,000	43,645
China Citic Bank Corp, Ltd.	151,000	101,012
China Coal Energy Company, Series H	97,595	155,260
China Communications
Construction Company, Ltd.	125,665	117,585
China Communications Services
Corp., Ltd., Class H	82,000	42,194
China Construction Bank Corp.	1,266,118	956,309
China COSCO Holdings Company, Ltd.	72,879	90,849
China Life Insurance Company, Ltd.	206,376	914,079
China Longyuan Power Group Corp.	48,000	58,594
China Merchants Bank Company, Ltd.	95,890	236,330
China Minsheng Banking Corp. Ltd.	90,000	93,716
China National Building
Material Company, Ltd.	36,000	61,903
China Oilfield Services, Ltd.	48,000	65,833
China Pacific Insurance Group Company, Ltd.	22,800	92,967
China Petroleum & Chemical Corp.	454,030	356,377
China Railway Construction Corp.	52,500	68,876
China Railway Group, Ltd. (I)	121,000	90,042
China Shenhua Energy Company, Ltd.	89,500	384,179
China Shipping Container Lines
Company, Ltd. (I)	134,076	53,407
China Shipping Development Company, Ltd.	39,568	67,295
China South Locomotive and Rolling
Stock Corp.	63,000	44,284
China Telecom Corp., Ltd.	388,396	170,320
China Yurun Food Group, Ltd.	38,000	113,863
China Zhongwang Holdings, Ltd. (I)	46,000	39,597
Country Garden Holdings Company	162,471	56,744
Dongfang Electrical Machinery Company, Ltd.	6,000	30,250
Dongfeng Motor Group Company, Ltd.	78,780	114,567
Foxconn International Holdings, Ltd. (I)	64,000	65,751
Golden Eagle Retail Group, Ltd.	24,000	44,051
Greentown China Holdings, Ltd.	24,500	32,525
Guangdong Investment, Ltd.	96,780	48,665
Guangshen Railway Company, Ltd.	61,211	24,951
Guangzhou R&F Properties
Company, Ltd., Class H	28,000	41,582
Hidili Industry International
Development, Ltd. (I)	36,000	38,609

The accompanying notes are an integral part of the financial statements.	100

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Huaneng Power International, Inc., Class H	90,564	$54,389
Industrial & Commercial Bank of China, Ltd.	1,267,000	896,599
Jiangsu Expressway, Ltd.	46,855	43,497
Jiangxi Copper Company, Ltd., Class H	44,925	91,340
Lenovo Group, Ltd.	128,564	83,700
Maanshan Iron & Steel Company, Ltd. (I)	77,925	46,811
Metallurgical Corp of China Ltd	81,000	46,245
PetroChina Company, Ltd., Class H	597,739	666,076
PICC Property & Casualty
Company, Ltd., Class H (I)	74,780	67,667
Shanghai Electric Group Company, Ltd.	91,136	41,109
Shui On Land, Ltd.	78,650	38,319
Sinopec Shanghai Petrochemical
Company, Ltd., Class H (I)	92,066	32,867
Tencent Holdings, Ltd.	26,000	508,394
Tingyi Cayman Islands Holding Corp.	52,000	120,960
Tsingtao Brewery Company, Ltd., Series H	16,000	76,342
Want Want China Holdings, Ltd.	87,000	57,229
Weichai Power Compnay, Ltd.	6,800	51,576
Yanzhou Coal Mining Compnay, Ltd., Class H	59,210	126,133
Zhejiang Expressway Compny, Ltd., Class H	54,282	49,252
Zijin Mining Group, Ltd.	127,686	108,815
ZTE Corp., Class H	11,480	70,995

		9,745,519
Colombia - 0.16%
BanColombia SA (L)	14,194	658,318
Czech Republic - 0.09%
CEZ AS (L)	4,862	222,228
Komercni Banka AS	489	96,399
Telefonica O2 Czech Republic AS	2,393	56,466

		375,093
Denmark - 0.64%
A P Moller Maersk AS	15	109,196
A P Moller Maersk AS, Series A	36	275,655
Carlsberg AS, B Shares	3,000	231,976
Coloplast AS	923	104,881
Danske Bank A/S (I)	12,600	287,240
DSV AS, ADR (I)	5,600	87,230
H. Lundbeck AS	1,700	30,021
Novo Nordisk AS	12,100	854,683
Novozymes AS, B Shares	1,350	138,600
Topdanmark AS (I)	450	54,015
TrygVesta AS	758	49,503
Vestas Wind Systems AS (I)	5,800	286,868
William Demant Holdings AS (I)	900	64,235

		2,574,103
Egypt - 0.13%
Commercial International Bank	7,323	84,724
Egypt Kuwait Holding Company	20,373	45,447
Egyptian Company for Mobile Services	751	28,912
Egyptian Financial Group-Hermes Holding	7,160	37,687
EL EZZ Aldekhela Steel Alexandria	159	26,095
EL EZZ Steel Company	9,469	31,836
Orascom Construction Industries	2,165	94,525
Orascom Telecom Holding SAE	74,393	83,532
Sidi Kerir Petrochemicals Company	9,437	22,437
Talaat Moustafa Group (I)	21,101	28,991
Telecom Egypt	6,820	24,110

		508,296
Finland - 0.82%
Elisa Oyj, Class A	4,100	85,346
Fortum Oyj	12,863	327,778

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Finland (continued)
Kesko Oyj	2,000	$72,537
Kone Corp Oyj (L)	4,594	193,974
Metra Oyj (L)	2,400	114,563
Metso Oyj	3,500	108,589
Neste Oil Oyj	3,887	55,464
Nokia AB Oyj	105,000	1,414,320
Nokian Renkaat Oyj (L)	3,150	79,043
Orion Oyj, Series B	2,690	59,674
Outokumpu Oyj	4,000	70,413
Pohjola Bank PLC	4,484	49,779
Rautaruukki Oyj (L)	3,200	60,375
Sampo Oyj	11,928	289,200
Sanoma Oyj	3,520	70,420
Stora Enso Oyj, Series R (I)	17,500	110,859
UPM-Kymmene Oyj	14,389	154,416

		3,316,750
France - 6.61%
Accor SA	4,037	204,167
Aeroports de Paris	943	74,503
Air France KLM (I)	3,726	49,751
Air Liquide SA	6,908	825,325
Alcatel-Lucent (I)	58,158	176,797
Alstom SA	5,726	366,589
Atos Origin SA (I)	997	46,459
AXA SA	47,810	964,676
BioMerieux SA	479	52,372
BNP Paribas	26,480	1,920,019
Bouygues SA	6,505	299,521
Bureau Veritas SA	1,080	54,746
Cap Gemini SA	4,070	187,410
Carrefour SA	17,457	805,698
Casino Guichard Perrachon SA	1,584	127,488
Christian Dior SA	1,468	143,887
Cie de Saint-Gobain SA	10,100	475,055
Cie Generale de Geophysique-Veritas (I)	3,043	73,084
CNP Assurances SA	821	73,672
Compagnie Generale des Etablissements
Michelin, Class B	4,218	294,384
Credit Agricole SA	24,737	368,908
Danone SA	14,957	875,030
Dassault Systemes SA	1,423	81,994
Eiffage SA	858	39,968
Electricite de France	6,724	337,127
Eramet	92	27,632
Essilor International SA	5,723	345,160
Eurazeo	782	49,739
European Aeronautic Defence &
Space Company	10,182	210,257
Eutelsat Communications	2,965	98,466
Fonciere Des Regions	630	62,833
France Telecom SA	50,781	1,191,362
GDF Suez (I)	34,876	1,281,154
GDF Suez - Strip VVPR (I)	1,386	2
Gecina SA	319	33,057
Hermes International SA	1,323	178,377
ICADE	405	40,606
Iliad SA	310	32,835
Imerys SA	677	34,943
Ipsen SA	891	45,245
JC Decaux SA (I)	1,422	35,500
Klepierre SA	2,367	88,144
L’Oreal SA	6,780	701,449
Lafarge SA	5,324	345,495
Lagardere SCA	2,996	109,432

The accompanying notes are an integral part of the financial statements.	101

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Legrand SA, ADR	2,797	$87,613
LVMH Moet Hennessy SA	6,930	751,056
M6-Metropole Television	1,462	36,169
Natixis (I)	20,204	100,135
Neopost SA	746	60,522
PagesJaunes Groupe SA (L)	2,127	23,838
Pernod-Ricard SA	5,261	396,459
Peugeot SA (I)	3,886	102,622
PPR SA	1,892	217,136
Publicis Groupe SA	2,614	103,138
Renault SA (I)	4,608	189,633
Safran SA	5,528	130,059
Sanofi-Aventis SA	28,948	2,117,918
Schneider Electric SA	6,576	702,780
SCOR SE	3,668	89,596
Societe BIC SA	490	34,693
Societe Des Autoroutes Paris-Rhin-Rhone (I)	356	25,578
Societe Generale	17,264	952,402
Societe Television Francaise 1	2,677	42,917
Sodexho Alliance	2,399	142,400
STMicroelectronics NV (L)	15,867	137,485
Suez Environnement SA	6,816	150,159
Technip SA	2,870	204,362
Thales SA	2,308	92,252
Total SA	58,893	3,287,668
Unibail-Rodamco SE	2,520	497,751
Vallourec SA	1,535	293,495
Veolia Environnement SA	10,566	342,401
Vinci SA	12,250	642,121
Vivendi SA	33,667	848,398

		26,633,074
Germany - 4.91%
Adidas-Salomon AG	5,594	277,044
Allianz SE	12,590	1,453,276
BASF SE	25,516	1,432,373
Bayer AG	22,936	1,519,327
Bayerische Motoren Werke (BMW) AG	9,078	368,006
Beiersdorf AG	2,525	154,750
Celesio AG	2,653	77,243
Commerzbank AG (I)(L)	20,022	149,584
Daimler AG	24,949	1,041,375
Deutsche Bank AG	16,398	1,040,709
Deutsche Boerse AG	5,484	381,464
Deutsche Lufthansa AG	6,677	99,620
Deutsche Post AG	24,605	399,983
Deutsche Postbank AG (I)	2,424	74,937
Deutsche Telekom AG	78,526	1,010,208
E.ON AG	52,688	1,876,091
Fraport AG, ADR	1,094	55,082
Fresenius AG	898	58,644
Fresenius Medical Care AG	5,536	289,063
GEA Group AG	4,322	80,718
Hannover Rueckversicherung AG (I)	1,852	82,944
HeidelbergCement AG	4,040	205,798
Henkel AG & Company, KGaA	3,891	171,550
Hochtief AG	1,241	87,302
Infineon Technologies AG (I)	30,786	167,384
K&S AG	4,929	299,342
Linde AG	4,292	483,444
MAN AG	3,020	215,895
Merck KGAA	1,903	149,732
Metro AG	3,240	166,117
Muenchener Rueckversicherungs -
Gesellschaft AG	5,485	848,691

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Puma AG	162	$45,780
Qiagen AG (I)	6,443	140,555
RWE AG	11,596	983,014
Salzgitter AG	1,207	106,447
SAP AG	23,758	1,059,493
Siemens AG	22,797	1,954,822
Solarworld AG (L)	2,500	34,588
Suedzucker AG	2,300	53,394
ThyssenKrupp AG	9,556	302,430
TUI AG (I)	4,963	48,973
United Internet AG (I)	4,185	64,729
Volkswagen AG	2,233	193,087
Wacker Chemie AG	477	57,209

		19,762,217
Greece - 0.29%
Alpha Bank AE (I)	11,764	111,395
Bank of Cyprus PCL	14,899	88,623
Coca-Cola Hellenic Bottling Company SA	5,385	132,074
EFG Eurobank Ergasias SA (I)	9,415	75,424
Hellenic Petroleum SA	3,500	39,258
Hellenic Telecommunications Organization SA	6,640	77,951
Marfin Financial Group SA Holdings (I)	14,926	35,073
National Bank of Greece SA (I)	16,674	317,577
OPAP SA	5,990	123,468
Piraeus Bank SA (I)	7,808	65,539
Public Power Corp. SA (I)	3,790	57,474
Titan Cement Company SA	2,180	53,471

		1,177,327
Hong Kong - 3.16%
Agile Property Holdings, Ltd.	47,211	60,252
Alibaba.com, Ltd.	35,000	76,602
ASM Pacific Technology, Ltd.	4,500	42,661
Bank of East Asia, Ltd.	38,356	140,402
Beijing Enterprises Holdings, Ltd.	16,714	105,062
Belle International Holdings, Ltd.	108,888	120,971
BOC Hong Kong Holdings, Ltd.	107,500	242,170
Cathay Pacific Airways, Ltd. (I)	31,000	57,612
Chaoda Modern Agriculture Holdings, Ltd.	73,214	79,281
Cheung Kong Holdings, Ltd.	39,000	476,968
Cheung Kong Infrastructure Holdings, Ltd.	16,000	60,207
China Agri-Industries Holdings, Ltd.	65,784	94,636
China Everbright, Ltd.	21,784	52,850
China Mengniu Dairy Company, Ltd. (I)	31,498	93,783
China Merchants Holdings
International Company, Ltd.	31,828	114,463
China Mobile, Ltd.	168,470	1,663,133
China Overseas Land & Investment, Ltd.	114,397	231,797
China Resource Power Holdings, Ltd.	50,532	99,901
China Resources Enterprises, Ltd.	32,855	115,391
China Resources Land, Ltd.	61,211	127,190
China Taiping Insurance Holdings
Company, Ltd. (I)	26,000	80,678
China Travel International Investment
Hong Kong, Ltd.	175,709	46,202
China Unicom, Ltd.	166,416	201,629
Citic Pacific, Ltd.	36,033	80,245
CLP Holdings, Ltd.	57,500	397,486
CNOOC, Ltd.	496,716	777,750
CNPC Hong Kong, Ltd.	70,000	88,427
COSCO Pacific, Ltd.	37,508	58,216
Denway Motors, Ltd.	175,559	97,743
Esprit Holdings, Ltd.	30,103	215,370
Fosun International	65,500	48,794

The accompanying notes are an integral part of the financial statements.	102

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Franshion Properties China, Ltd.	106,000	$34,290
Fushan International Energy Group, Ltd.	82,000	72,931
Geely Automobile Holdings Company, Ltd.	125,000	62,848
Genting Singapore PLC (I)(L)	140,400	89,349
Gome Electrical Appliances Holdings, Ltd. (I)	221,695	69,372
Hang Lung Group, Ltd.	21,000	105,012
Hang Lung Properties, Ltd.	60,000	230,472
Hang Seng Bank, Ltd.	21,900	320,311
Harbin Power Equipment Company, Ltd.	42,000	33,865
Henderson Land Development Company, Ltd.	29,508	199,489
Hengan International Group Compnay, Ltd.	20,000	137,519
Hong Kong & China Gas Company, Ltd.	113,870	256,784
Hong Kong Aircraft
Engineering Company, Ltd.	1,600	20,513
Hong Kong Electric Holdings, Ltd.	38,500	216,019
Hong Kong Exchanges & Clearing, Ltd.	28,000	469,141
Hopewell Holdings, Ltd.	13,000	38,029
Hopson Development Holdings, Ltd.	24,000	33,598
Huabao International Holdings, Ltd.	45,000	45,326
Hutchison Telecommunications Hong
Kong Holdings, Ltd.	59,000	9,581
Hutchison Telecommunications
International, Ltd. (I)	59,000	16,190
Hutchison Whampoa, Ltd.	60,000	429,926
Hysan Development Company, Ltd.	16,776	45,183
Kerry Properties, Ltd.	18,768	89,018
Kingboard Chemical Holdings, Ltd.	18,000	80,494
Li & Fung, Ltd.	65,600	305,339
Li Ning Company, Ltd.	20,749	64,977
Lifestyle International Holdings, Ltd.	15,500	25,486
Mongolia Energy Company, Ltd. (I)	84,000	39,197
MTR Corp., Ltd.	37,208	128,668
New World Development Company, Ltd.	64,074	117,105
Nine Dragons Paper Holdings, Ltd.	51,000	74,292
Noble Group, Ltd.	48,400	109,089
NWS Holdings, Ltd.	26,276	44,493
Orient Overseas International, Ltd.	5,000	36,703
Parkson Retail Group, Ltd.	42,500	70,481
PCCW, Ltd.	148,000	41,008
Ping An Insurance Group Company
of China, Ltd.	37,355	284,083
Poly Hong Kong Investment, Ltd.	52,000	62,540
Renhe Commercial Holdings Compnay, Ltd.	224,000	51,100
Shandong Weigao Group Medical
Polymer Company, Ltd.	12,000	46,464
Shanghai Industrial Holdings, Ltd.	18,070	77,674
Shangri-La Asia, Ltd.	36,000	59,846
Shimao Property Holdings, Ltd., GDR	49,500	82,446
Sino Land Company, Ltd.	45,401	86,374
Sino-Forest Corp. (I)	6,100	118,672
Sino-Ocean Land Holdings, Ltd.	100,365	88,622
Sinofert Holdings, Ltd.	76,000	42,421
Sinotruk Hong Kong, Ltd.	26,500	27,594
Soho China, Ltd.	73,500	36,281
Sun Hung Kai Properties, Ltd.	39,000	541,376
Swire Pacific, Ltd.	21,000	234,867
Television Broadcasting Company, Ltd.	6,000	27,323
The Link	56,934	143,091
Wharf Holdings, Ltd.	40,625	211,000
Wheelock and Company, Ltd.	24,000	67,125
Wing Hang Bank, Ltd.	6,585	55,668
Yue Yuen Industrial Holdings, Ltd.	21,000	62,379

		12,716,916

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hungary - 0.12%
Gedeon Richter Rt.	323	$67,144
Magyar Telekom Rt.	18,477	66,864
MOL Magyar Olaj & Gazipari Rt. (I)	1,808	162,653
OTP Bank Rt. (I)(L)	7,382	203,747
		500,408
India - 1.72%
Dr. Reddy’s Laboratories, Ltd., ADR (L)	11,143	274,229
Grasim Industries, Ltd., ADR (L)	2,144	125,392
ICICI Bank, Ltd., SADR	28,522	1,090,967
Infosys Technologies, Ltd., ADR (L)	34,665	1,972,439
Larsen & Toubro, Ltd.	11,967	409,271
Larsen & Toubro, Ltd., ADR (S)	2,732	92,694
Ranbaxy Laboratories, Ltd., ADR (I)	13,991	143,408
Reliance Communication, Ltd., ADR (S)	34,017	116,243
Reliance Energy, Ltd., ADR (L)(S)	447	29,186
Reliance Industries, Ltd., ADR (S)	35,558	1,507,659
Reliance Natural Resources, Ltd., ADR (I)(S)	8,956	23,621
Satyam Computer Services, Ltd., ADR (I)(L)	19,591	103,832
State Bank of India GDR	2,912	251,597
Tata Communications, Ltd., ADR (L)	2,096	25,990
Tata Motors, Ltd., SADR (L)	13,990	226,358
Wipro, Ltd., ADR (L)	24,143	521,972

		6,914,858
Indonesia - 0.42%
Adaro Energy Tbk	199,500	39,266
Aneka Tambang Tbk PT	82,500	18,618
Astra Agro Lestari Tbk PT	10,000	26,159
Astra International Tbk PT	54,000	211,367
Bank Central Asia Tbk PT	368,000	192,645
Bank Danamon Indonesia Tbk PT	102,926	55,468
Bank Mandiri Tbk PT	196,000	95,060
Bank Negara Indonesia Persero Tbk PT	164,500	33,966
Bank Pan Indonesia Tbk PT (I)	25,750	2,206
Bank Rakyat Indonesia Tbk PT	145,500	112,242
Bumi Resources Tbk PT	478,500	116,153
Indocement Tunggal Prakarsa Tbk PT	46,500	68,468
Indofood Sukses Makmur Tbk PT	105,500	43,139
Indosat Tbk PT	45,500	24,947
International Nickel Indonesia Tbk PT	50,000	20,307
Lippo Karawaci Tbk PT (I)	129,500	6,940
Perusahaan Gas Negara Tbk PT	347,500	135,350
PT Indo Tambangray	8,500	28,759
PT Telekomunikiasi Indonesia Tbk PT, SADR	1,909	68,609
Semen Gresik Persero Tbk PT	53,000	43,277
Tambang Batubara Bukit Asam Tbk PT	28,000	47,357
Telekomunikasi Indonesia Tbk PT	198,000	176,595
Unilever Indonesia Tbk PT (L)	36,500	45,057
United Tractors Tbk PT	35,333	65,134

		1,677,089
Ireland - 0.25%
Allied Irish Banks PLC - London Exchange (I)	1,000	1,373
Anglo Irish Bank Corp. PLC (I)	29,183	4,663
Bank of Ireland - London Exchange (I)	22,142	30,259
C&C Group PLC	191	705
CRH PLC	18,372	421,011
CRH PLC - London Exchange	62	1,409
Elan Corp. PLC (I)	11,458	79,256
Elan Corp. PLC - Euro Comp Exchange (I)	3,097	21,617
Experian PLC	28,859	267,090
Greencore Group PLC	32	58
Kerry Group PLC	4,052	128,244

The accompanying notes are an integral part of the financial statements.	103

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Ireland (continued)
Ryanair Holdings PLC, SADR (I)	1,496	$41,095

		996,780
Israel - 0.66%
Alvarion, Ltd., ADR (I)	649	2,382
Audio Codes, Ltd. (I)	664	2,311
Bank Hapoalim, Ltd. (I)	27,876	116,863
Bank Leumi Le-Israel, Ltd. (I)	33,499	142,991
Bezek Israeli Telecommunications Corp., Ltd.	36,720	95,716
Cellcom Israel, Ltd.	1,227	41,460
Cellcom Israel, Ltd. - Tel Aviv Exchange	1,500	51,120
Check Point Software Technologies, Ltd. (I)	4,907	159,968
Delek Group, Ltd.	167	37,186
Delek Real Estate, Ltd. (I)	2,786	2,804
Discount Investment Corp.	1,168	29,847
Elbit Systems, Ltd.	841	51,801
Given Imaging Corp., ADR (I)	209	3,643
ICL Israel Chemicals, Ltd.	13,573	167,510
Israel Corp., Ltd. (I)	77	59,346
Israel Discount Bank, Ltd. (I)	4,731	10,391
Makhteshim-Agam Industries, Ltd.	3,714	19,020
Mizrahi Tefahot Bank, Ltd. (I)	6,424	56,764
Nice Systems, Ltd. (I)	992	30,483
Ormat Industries, Ltd.	1,927	15,951
Partner Communications, Ltd.	1,898	44,267
RADWARE, Ltd., ADR (I)	413	7,021
Syneron Medical, Ltd., ADR (I)	423	4,040
Teva Pharmaceutical Industries, Ltd.	24,831	1,487,716

		2,640,601
Italy - 2.23%
A2A SpA	38,352	66,266
Assicurazioni Generali SpA	33,025	750,506
Autogrill SpA (I)	5,120	63,576
Autostrade SpA	7,613	175,700
Banca Carige SpA	21,454	54,633
Banca Intesa SpA - Non convertible	28,397	76,774
Banca Monte dei Paschi di Siena SpA	65,131	96,633
Banca Popolare di Milano SpA	12,160	71,729
Banche Popolari Unite SpA	16,604	207,084
Banco Popolare Societa Cooperativa (I)	19,648	125,385
Enel SpA	185,304	1,005,118
ENI SpA	72,890	1,644,617
Exor SpA	2,252	34,380
Fiat SpA (I)	21,580	227,169
Finmeccanica SpA (I)	12,119	156,750
Fondiaria-Sai SpA	3,169	46,171
Intesa Sanpaolo SpA (I)	217,729	765,529
Italcementi SpA	3,618	39,457
Luxottica Group SpA	3,473	90,828
Mediaset SpA	20,729	156,918
Mediobanca SpA (I)	14,442	152,390
Mediolanum SpA (L)	6,876	39,018
Parmalat SpA	52,862	133,344
Pirelli & Company SpA (I)	135,780	67,982
Prysmian SpA	3,013	51,921
Saipem SpA	7,564	250,150
Snam Rete Gas SpA	41,890	198,204
Telecom Italia SpA	287,921	410,264
Telecom Italia SpA - RSP	179,758	190,980
Tenaris SA	13,705	284,010
Terna Rete Elettrica Nazionale SpA	39,486	162,232
UniCredit Italiano SpA (I)	460,102	1,166,585
Unipol Gruppo Finanziario SpA, ADR (I)	31,121	34,761

		8,997,064

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan - 14.73%
ABC-MART, Inc.	700	$23,150
Acom Company, Ltd. (L)	650	9,361
Advantest Corp.	4,200	99,894
AEON Company, Ltd. (L)	18,400	188,664
AEON Credit Service Company, Ltd.	1,600	16,382
Aeon Mall Company, Ltd.	1,700	30,951
Aioi Insurance Company, Ltd.	11,000	53,822
Air Water, Inc.	3,000	35,096
Aisin Seiki Company, Ltd.	6,000	157,313
Ajinomoto Company, Inc.	19,000	193,426
Alfresa Holdings Corp.	800	33,079
All Nippon Airways Company, Ltd.	20,000	60,527
Amada Company, Ltd.	9,000	67,397
Aozora Bank, Ltd. (I)	13,000	16,620
Asahi Breweries, Ltd.	10,800	207,141
Asahi Glass Company, Ltd.	29,000	289,273
Asahi Kasei Corp.	36,000	187,439
ASICS Corp.	4,000	37,483
Astellas Pharma, Inc.	12,500	470,337
Bank of Kyoto, Ltd.	7,000	60,631
Bank of Yokohama, Ltd.	33,000	165,486
Benesse Holdings, Inc.	1,800	80,809
Bridgestone Corp.	17,700	310,098
Brother Industries, Ltd.	6,000	68,078
Canon Sales Company, Inc.	1,800	23,875
Canon, Inc.	29,500	1,224,907
Casio Computer Company, Ltd.	6,300	47,316
Central Japan Railway Company, Ltd.	44	333,191
Chiba Bank, Ltd.	23,000	140,197
Chiyoda Corp.	4,000	35,829
Chubu Electric Power Company, Inc.	17,800	471,978
Chugai Pharmaceutical Company, Ltd.	6,700	129,293
Chugoku Bank, Ltd.	4,000	52,053
Chugoku Electric Power Company, Inc.	7,600	158,647
Citizen Watch Company, Ltd.	7,400	47,179
Coca-Cola West Japan Company, Ltd.	900	14,706
Cosmo Oil Company, Ltd.	11,000	26,100
Credit Saison Company, Ltd.	4,000	50,958
Dai Nippon Printing Company, Ltd.	16,000	210,673
Daicel Chemical Industries, Ltd.	7,000	46,763
Daido Steel Company, Ltd.	7,000	27,547
Daihatsu Motor Company, Ltd.	4,000	38,200
Daiichi Sankyo Company, Ltd.	18,700	378,269
Daikin Industries, Ltd.	6,800	261,457
Dainippon Sumitomo Pharma Company, Ltd.	3,700	36,208
Daito Trust Construction Company, Ltd.	2,100	102,675
Daiwa House Industry Company, Ltd.	15,000	160,617
Daiwa Securities Group, Inc.	46,000	227,077
Dena Company, Ltd.	8	61,881
Denki Kagaku Kogyo Kabushiki Kaisha	12,000	48,433
Denso Corp.	13,500	365,540
Dentsu, Inc.	4,700	111,499
Dowa Holdings Company, Ltd.	7,000	39,492
East Japan Railway Company	9,500	654,242
Eisai Company, Ltd.	6,600	257,224
Electric Power Development Company, Ltd.	3,200	107,195
Elpida Memory, Inc. (I)	4,800	86,071
FamilyMart Company, Ltd.	1,200	38,473
Fanuc, Ltd.	5,200	507,375
Fast Retailing Company, Ltd.	1,300	219,333
Fuji Electric Holdings Company, Ltd. (I)	15,000	35,185
Fuji Heavy Industries, Ltd. (I)	13,000	59,376
Fuji Television Network, Inc.	11	15,284
FUJIFILM Holdings Corp.	12,400	394,929
Fujitsu, Ltd.	49,000	318,795

The accompanying notes are an integral part of the financial statements.	104

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Fukuoka Financial Group, Inc.	19,000	$69,863
Furukawa Electric Company, Ltd.	15,000	72,522
GS Yuasa Corp. (L)	9,000	62,935
Gunma Bank	9,000	50,114
Hakuhodo DY Holdings, Inc.	650	31,683
Hankyu Hanshin Holdings, Inc.	31,200	149,773
Hino Motors, Ltd. (I)	6,000	22,264
Hirose Electric Company, Ltd.	700	74,546
Hisamitsu Pharmaceutical Company, Inc.	1,500	54,866
Hitachi Chemical, Ltd.	2,800	57,307
Hitachi Construction
Machinery Company, Ltd.	2,700	55,207
Hitachi High-Technologies Corp.	1,200	24,547
Hitachi Metals, Ltd.	3,000	28,870
Hitachi, Ltd. (I)	123,000	405,134
Hokkaido Electric Power Company, Inc.	5,800	114,813
Hokuhoku Financial Group, Inc.	29,000	60,999
Hokuriku Electric Power Company	5,200	117,382
Honda Motor Company, Ltd.	45,500	1,576,428
Hoya Corp.	11,300	282,524
Ibiden Company, Ltd.	3,100	104,306
Idemitsu Kosan Company, Ltd.	500	36,734
Inpex Corp.	24	175,809
Isetan Mitsukoshi Holdings, Ltd.	10,940	115,350
Ishikawajima-Harima Heavy Industries
Company, Ltd. (I)	33,000	58,988
Isuzu Motors, Ltd. (I)(L)	26,000	65,429
ITO EN, Ltd.	900	13,803
Itochu Corp.	44,000	354,175
Itochu Techno-Science Corp.	800	25,504
Iyo Bank, Ltd.	6,000	53,471
J Front Retailing Company, Ltd.	12,000	66,668
JAFCO Company, Ltd.	900	21,146
Japan Petroleum Exploration Company, Ltd.	800	38,317
Japan Prime Realty Investment Corp., REIT	24	52,872
Japan Real Estate Investment Corp.	13	112,188
Japan Retail Fund Investment Corp., REIT	32	37,944
Japan Tobacco, Inc.	121	439,797
JFE Holdings, Inc.	14,000	520,126
JGC Corp.	5,000	93,875
Joyo Bank, Ltd.	16,000	64,286
JS Group Corp.	7,400	145,748
JSR Corp.	4,700	91,951
Jupiter Telecommunications Company, Ltd. (L)	59	69,264
Kajima Corp.	20,000	46,911
Kamigumi Company, Ltd.	7,000	54,526
Kaneka Corp.	8,000	47,689
Kansai Electric Power Company, Ltd.	21,800	516,207
Kansai Paint Company, Ltd.	6,000	48,595
Kao Corp.	15,200	388,785
Kawasaki Heavy Industries, Ltd.	37,000	95,700
Kawasaki Kisen Kaisha, Ltd. (I)(L)	12,000	43,572
KDDI Corp.	78	415,938
Keihin Electric Express
Railway Company, Ltd.	12,000	98,296
Keio Corp.	14,000	93,550
Keisei Electric Railway Company, Ltd.	7,000	41,741
Keyence Corp.	1,100	241,837
Kikkoman Corp.	4,000	47,464
Kinden Corp.	4,000	35,194
Kintetsu Corp. (L)	44,000	139,127
Kirin Holdings Company, Ltd.	22,000	303,858
Kobe Steel Company, Ltd. (I)	69,000	126,051
Koito Manufacturing Company, Ltd.	2,000	25,167
Komatsu, Ltd.	26,100	523,481

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Konami Corp.	1,800	$33,725
Konica Minolta Holdings, Inc.	14,000	145,049
Koyo Seiko Company, Ltd.	5,300	55,644
Kubota Corp.	30,000	266,405
Kuraray Company, Ltd.	8,500	108,977
Kurita Water Industries, Ltd.	2,800	77,088
Kyocera Corp.	4,400	391,865
Kyowa Hakko Kogyo Company, Ltd.	6,737	69,787
Kyushu Electric Power Company, Inc.	10,500	235,855
Lawson, Inc.	1,600	69,982
Mabuchi Motor Company, Ltd.	700	38,190
Makita Corp.	2,900	93,048
Marubeni Corp.	43,000	256,687
Marui Company, Ltd.	3,700	25,173
Maruichi Steel Tube, Ltd.	400	7,924
Matsui Securities Company, Ltd.	2,100	14,112
Matsushita Electric Industrial Company, Ltd.	55,500	770,359
Matsushita Electric Works, Ltd.	9,000	105,145
Mazda Motor Corp. (I)	44,000	115,747
McDonald’s Holdings Company (Japan), Ltd.	1,900	38,539
Mediceo Holdings Company, Ltd.	3,700	43,794
MEIJI Holdings Company, Ltd. (I)	1,700	68,283
Minebea Company, Ltd.	10,000	54,537
Mitsubishi Chemical Holdings Corp.	31,000	140,529
Mitsubishi Corp.	35,900	895,826
Mitsubishi Electric Corp. (I)	53,000	434,477
Mitsubishi Estate Company, Ltd.	32,000	502,149
Mitsubishi Gas & Chemicals Company, Inc.	15,000	80,961
Mitsubishi Heavy Industries, Ltd.	87,000	323,703
Mitsubishi Logistics Corp.	3,000	34,713
Mitsubishi Materials Corp. (I)	26,000	67,231
Mitsubishi Motors Corp. (I)(L)	98,000	139,989
Mitsubishi Rayon Company, Ltd.	12,000	50,930
Mitsubishi UFJ Financial Group	352,200	1,795,042
Mitsubishi UFJ Lease &
Finance Company, Ltd.	1,140	39,382
Mitsui & Company, Ltd.	47,900	742,320
Mitsui Chemicals, Inc.	22,000	60,521
Mitsui Engineering &
Shipbuilding Company, Ltd.	19,000	44,866
Mitsui Fudosan Company, Ltd.	23,000	387,977
Mitsui Mining & Smelting Company, Ltd. (I)	13,000	35,655
Mitsui O.S.K. Lines, Ltd.	30,000	193,780
Mitsui Sumitomo Insurance Group Holdings	12,200	312,739
Mitsui Trust Holdings, Inc.	22,000	79,337
Mitsumi Electric Company, Ltd.	1,900	36,186
Mizuho Financial Group, Inc.	376,700	735,007
Mizuho Trust & Banking Company, Ltd. (I)	27,000	26,179
Murata Manufacturing Company, Ltd.	5,800	307,255
Namco Bandai Holdings, Inc.	5,100	47,333
NEC Corp. (I)	66,000	183,306
NGK INSULATORS, Ltd.	7,000	150,880
NGK Spark Plug Company, Ltd.	3,000	35,354
NHK Spring Company, Ltd.	3,000	24,768
Nidec Corp.	2,900	282,838
Nikon Corp.	8,700	191,176
Nintendo Company, Ltd.	2,700	735,140
Nippon Building Fund, Inc.	13	114,995
Nippon Electric Glass Company, Ltd.	10,000	130,181
Nippon Express Company, Ltd.	26,000	107,046
Nippon Meat Packers, Inc.	4,000	48,911
Nippon Mining Holdings, Inc.	23,000	114,545
Nippon Oil Corp.	36,000	192,681
Nippon Paper Group, Inc.	2,000	50,999
Nippon Sheet Glass Company, Ltd.	12,000	32,104

The accompanying notes are an integral part of the financial statements.	105

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nippon Steel Corp.	146,000	$544,981
Nippon Telegraph & Telephone Corp.	14,400	628,046
Nippon Yusen Kabushiki Kaisha	39,000	141,208
NIPPONKOA Insurance Company, Ltd.	16,000	98,082
Nishi-Nippon City Bank, Ltd.	17,000	45,900
Nissan Chemical Industries, Ltd.	4,000	53,913
Nissan Motor Company, Ltd. (I)	70,800	563,057
Nissay Dowa General Insurance Company, Ltd.	2,000	9,758
Nissha Printing Company, Ltd.	700	24,751
Nisshin Seifun Group, Inc.	4,500	59,378
Nisshin Steel Company	12,000	22,124
Nisshinbo Holdings, Inc.	3,000	29,280
Nissin Food Products Company, Ltd.	1,700	58,760
Nitori Company, Ltd.	850	68,121
Nitto Denko Corp.	4,500	166,171
NOK Corp.	2,500	34,825
Nomura Holdings, Inc.	98,400	726,766
Nomura Real Estate Holdings, Inc.	2,400	35,847
Nomura Real Estate Office Fund, Inc.	6	35,208
Nomura Research Institute, Ltd.	2,400	52,623
NSK, Ltd.	11,000	77,399
NTN Corp.	12,000	49,796
NTT Data Corp.	33	102,401
NTT DoCoMo, Inc.	429	663,302
NTT Urban Development Corp.	31	24,735
Obayashi Corp.	22,000	85,308
OBIC Company, Ltd.	130	22,763
Odakyu Electric Railway Company, Ltd.	19,000	161,414
Oji Paper Company, Ltd.	26,000	111,162
Olympus Corp.	5,900	182,006
Omron Corp.	5,100	110,654
Ono Pharmaceutical Company, Ltd.	2,000	92,277
Oracle Corp. - Japan	1,000	46,251
Oriental Land Company, Ltd.	1,300	93,056
ORIX Corp.	3,010	231,634
Osaka Gas Company, Ltd.	52,000	188,435
Otsuka Corp.	400	24,576
Rakuten, Inc. (I)	218	168,029
Resona Holdings, Inc.	12,200	147,677
Ricoh Company, Ltd.	19,000	264,109
Rinnai Corp.	1,000	52,832
Rohm Company, Ltd.	2,600	176,882
SANKYO Company, Ltd.	1,900	91,695
Santen Pharmaceutical Company, Ltd.	1,900	61,106
Sanyo Electric Company, Ltd. (I)	59,000	99,694
Sapporo Hokuyo Holdings, Inc.	8,200	35,982
Sapporo Holdings, Ltd.	7,000	36,142
SBI Holdings, Inc.	446	79,793
Secom Company, Ltd.	5,800	265,966
SEGA SAMMY HOLDINGS, Inc.	4,700	58,030
Seiko Epson Corp.	3,800	64,455
Sekisui Chemical Company, Ltd.	11,000	72,884
Sekisui House, Ltd.	14,000	136,595
Senshu Ikeda Holdings Inc (I)(L)	16,000	39,065
Seven & I Holdings Company, Ltd.	22,000	494,559
Seven Bank, Ltd.	9	18,711
Sharp Corp.	29,000	335,631
Shikoku Electric Power Company, Inc.	5,400	154,964
Shimadzu Corp.	5,000	37,343
Shimamura Company, Ltd.	600	52,262
Shimano, Inc.	2,200	95,799
Shimizu Corp.	16,000	61,900
Shin-Etsu Chemical Company, Ltd.	11,500	618,122
Shinko Electric Industries Company, Ltd.	1,600	23,154
Shinko Securities Company, Ltd.	14,000	41,400

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Shinsei Bank, Ltd. (I)(L)	19,000	$21,263
Shionogi & Company, Ltd.	8,600	175,593
Shiseido Company, Ltd.	8,900	197,093
Shizuoka Bank, Ltd.	18,000	159,361
Showa Denko KK	51,000	103,212
Showa Shell Sekiyu KK	4,600	32,548
SMC Corp.	1,600	199,557
Softbank Corp.	20,600	539,106
Sojitz Holdings Corp.	23,900	42,579
Sompo Japan Insurance, Inc.	24,000	166,289
Sony Corp.	27,600	942,658
Sony Financial Holdings, Inc.	21	61,224
Square Enix Company, Ltd.	1,800	36,194
Stanley Electric Company, Ltd.	3,300	60,568
Sumco Corp.	2,900	52,699
Sumitomo Chemical Company, Ltd.	42,000	186,083
Sumitomo Corp.	31,700	345,062
Sumitomo Electric Industries, Ltd.	20,700	248,555
Sumitomo Heavy Industries, Ltd. (I)	14,000	72,413
Sumitomo Metal Industries, Ltd.	88,000	243,122
Sumitomo Metal Mining Company, Ltd.	14,000	198,303
Sumitomo Mitsui Financial Group	35,300	1,136,875
Sumitomo Realty &
Development Company, Ltd.	11,000	195,145
Sumitomo Rubber Industries, Inc.	2,900	23,554
Suruga Bank, Ltd.	5,000	45,911
Suzuken Company, Ltd.	1,500	49,662
Suzuki Motor Corp.	10,300	218,940
Sysmex Corp.	800	47,594
T&D Holdings, Inc.	7,250	156,764
Taiheiyo Cement Corp. (I)	24,000	31,305
Taisei Corp.	25,000	51,730
Taisho Pharmaceuticals Company, Ltd.	3,000	51,783
Taiyo Nippon Sanso Corp.	6,000	54,515
Takashimaya Company, Ltd.	7,000	54,018
Takeda Pharmaceutical Company, Ltd.	20,800	942,091
Tanabe Seiyaku Company, Ltd.	5,000	73,767
TDK Corp.	3,100	190,961
Teijin, Ltd.	20,000	58,718
Terumo Corp.	4,600	249,224
The 77th Bank, Ltd.	9,000	49,072
The Hachijuni Bank, Ltd.	10,000	55,657
The Hiroshima Bank, Ltd.	13,000	53,915
The Japan Steel Works, Ltd.	9,000	102,899
The Sumitomo Trust &
Banking Company, Ltd.	40,000	226,197
The Tokyo Electric Power Company, Inc.	33,500	919,569
THK Company, Ltd.	3,000	58,051
Tobu Railway Company, Ltd.	23,000	126,292
Toho Company, Ltd.	2,300	37,602
Toho Gas Company, Ltd.	10,000	54,696
Tohoku Electric Power Company, Inc.	11,200	243,644
Tokio Marine Holdings, Inc.	20,300	573,404
Tokuyama Corp.	7,000	37,398
Tokyo Electron, Ltd.	4,700	290,048
Tokyo Gas Company, Ltd.	64,000	278,736
Tokyo Steel Manufacturing Company, Ltd.	2,400	26,536
Tokyo Tatemono Company, Ltd.	7,000	24,699
Tokyu Corp.	31,000	131,481
Tokyu Land Corp.	10,000	36,200
TonenGeneral Sekiyu KK	6,000	48,942
Toppan Printing Company, Ltd.	15,000	130,223
Toray Industries, Inc.	35,000	192,859
Toshiba Corp. (I)	115,000	575,301
Tosoh Corp.	12,000	28,741

The accompanying notes are an integral part of the financial statements.	106

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Toto, Ltd.	7,000	$46,521
Toyo Seikan Kaisha, Ltd.	3,900	63,695
Toyo Suisan Kaisha, Ltd.	2,000	55,743
Toyoda Gosei Company, Ltd.	1,600	41,441
Toyota Boshoku Corp.	1,800	31,047
Toyota Industries Corp.	5,600	146,778
Toyota Motor Corp.	81,800	3,061,240
Toyota Tsusho Corp.	5,100	73,144
Trend Micro, Inc. (I)	2,500	85,975
Tsumura & Company, Ltd.	1,300	39,948
Ube Industries, Ltd.	22,000	57,132
Unicharm Corp.	1,000	95,864
UNY Company, Ltd.	3,500	27,438
Ushio, Inc.	2,900	46,926
USS Company, Ltd.	570	36,981
West Japan Railway Company, Ltd.	49	172,439
Yahoo! Japan Corp.	378	141,410
Yakult Honsha Company, Ltd.	2,400	72,941
Yamada Denki Company, Ltd.	2,680	186,502
Yamaguchi Financial Group, Inc.	7,000	76,735
Yamaha Corp.	3,400	40,179
Yamaha Motor Company, Ltd. (I)	6,900	91,654
Yamato Kogyo Company, Ltd.	1,200	37,874
Yamato Transport Company, Ltd.	11,400	152,070
Yamazaki Baking Company, Ltd.	3,000	39,227
YASKAWA Electric Corp.	6,000	47,226
Yokogawa Electric Corp.	4,400	36,168

		59,299,890
Luxembourg - 0.32%
ArcelorMittal	23,606	899,645
Millicom International Cellular SA	2,076	175,626
SES SA	8,435	204,370

		1,279,641
Macau - 0.02%
Sands China, Ltd.	59,600	82,808
Malaysia - 0.58%
AirAsia BHD (I)	17,100	7,229
Alliance Financial Group BHD	32,900	26,911
AMMB Holdings BHD	59,000	84,860
Asiatic Development BHD	12,400	22,545
Berjaya Sports Toto BHD	14,035	17,594
British American Tobacco Malaysia BHD (L)	2,500	30,813
Bursa Malaysia BHD	7,600	16,265
Commerce Asset Holdings BHD	63,700	243,455
Digi.Com BHD	10,400	68,764
Gamuda BHD	49,500	40,247
Genting BHD	61,500	113,913
Hong Leong Bank BHD	11,600	28,663
Hong Leong Credit BHD	4,400	9,947
IGB Corp. BHD (I)	13,900	7,162
IJM Corp. BHD	43,260	56,344
IOI Corp. BHD	100,053	157,717
KLCC Property Holdings BHD	8,900	8,551
KNM Group BHD	100,800	23,821
Kuala Lumpur Kepong BHD	13,400	65,846
Lafarge Malayan Cement BHD	7,380	13,656
Malayan Banking BHD	100,387	205,408
Malaysian Airline System BHD (I)	7,200	4,397
Maxis BHD	42,600	69,091
MISC BHD	34,080	77,499
MMC Corp. BHD	44,200	31,676
Parkson Holdings BHD	18,887	30,660
Petronas Dagangan BHD	5,200	13,359

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
Petronas Gas BHD	16,800	$47,610
PLUS Expressways BHD	35,400	35,855
PPB Group BHD	17,000	80,894
Public Bank BHD	1,527	4,976
Public Bank BHD - Foreign Market Shares	27,000	88,148
Resorts World BHD	81,800	65,468
RHB Capital BHD	3,200	4,960
Sime Darby BHD	72,938	181,175
SP Setia BHD	15,150	18,590
Tanjong PLC	2,800	14,485
Telekom Malaysia BHD	30,000	28,711
Tenaga Nasional BHD	48,600	113,720
TM International BHD (I)	63,125	69,275
UEM Land Holdings BHD (I)	20,250	8,447
UMW Holdings BHD	7,100	13,079
YTL Corp. BHD	27,846	58,834
YTL Power International BHD	40,903	25,947

		2,336,567
Malta - 0.00%
BGP Holdings PLC (I)	181,302	0
Mexico - 1.02%
Alfa SA de CV	10,600	71,339
America Movil SAB de CV, Series L	500,300	1,113,875
America Movil SAB de CV, Series L ADR	577	25,717
Carso Global Telecom SAB de CV (I)	21,800	97,669
Cemex SA de CV (I)	253,931	243,828
Cemex SAB de CV, SADR (I)	775	7,409
Coca-Cola Femsa SA de CV	10,100	65,437
Desarrolladora Homex SA de CV (I)	6,900	31,480
Fomento Economico Mexicano SA de CV	62,700	269,330
Fresnillo PLC	5,418	61,993
Grupo Aeroportuario del Pacifico SA de
CV, Series B	15,900	54,251
Grupo Bimbo SA de CV	12,300	89,749
Grupo Carso SA de CV	20,301	72,286
Grupo Elektra SA de CV	2,000	105,459
Grupo Financiero Banorte SA de CV	42,141	157,834
Grupo Financiero Inbursa SA de CV	21,033	72,917
Grupo Mexico SAB de CV, Series B	103,907	247,196
Grupo Modelo SA (I)	16,400	91,251
Grupo Televisa SA	65,800	243,305
Grupo Televisa SA, SADR	940	17,352
Industrias Penoles SA de CV	3,400	68,070
Kimberly-Clark de Mexico SA de CV	17,100	90,850
Mexichem SAB de CV	38,825	90,512
Telefonos de Mexico SA de CV	166,000	130,296
Telmex Internacional SAB de CV	160,900	146,692
Urbi Desarrollos Urbanos SA de CV (I)	15,400	33,985
Wal-Mart de Mexico SA de CV, Series V	80,888	401,642

		4,101,724
Netherlands - 2.27%
Aegon NV (I)	45,684	288,901
Akzo Nobel NV	6,595	335,513
ASML Holding NV	12,278	376,059
Corio NV	1,776	109,924
Fugro NV	1,949	113,230
Heineken Holding NV	3,314	135,207
Heineken NV	6,981	342,847
ING Groep NV (I)	102,563	920,324
Koninklijke (Royal) KPN NV	47,436	755,915
Koninklijke Ahold NV	33,915	415,736
Koninklijke Boskalis Westinster NV	2,309	74,336
Koninklijke DSM NV	4,410	184,383

The accompanying notes are an integral part of the financial statements.	107

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
Koninklijke Vopak NV (I)	961	$70,708
Philips Electronics NV	27,466	803,364
Randstad Holdings NV (I)	3,083	129,132
Reed Elsevier NV	20,737	237,526
Royal Dutch Shell PLC, B Shares	74,699	1,955,896
SBM Offshore NV	4,851	86,102
TNT NV	10,832	280,493
Unilever NV	45,679	1,375,112
Wolters Kluwer NV	8,253	166,425

		9,157,133
New Zealand - 0.07%
Auckland International Airport, Ltd.	27,486	35,668
Contact Energy, Ltd. (I)	5,310	22,618
Fletcher Building, Ltd.	20,485	113,288
Sky City Entertainment Group, Ltd.	13,600	30,309
Telecom Corp. of New Zealand, Ltd.	49,700	79,862

		281,745
Norway - 0.46%
DnB NOR ASA (I)	25,177	273,646
Norsk Hydro ASA (I)	19,777	133,277
Orkla ASA	22,774	178,490
Renewable Energy Corp. AS (I)	11,215	39,835
Statoil ASA	31,240	701,385
Telenor ASA (I)	23,800	300,984
Yara International ASA	5,400	222,575

		1,850,192
Peru - 0.09%
Cia Minera Milpo SAA	22,248	51,402
Compania de Minas Buenaventura SA	2,418	80,657
Compania de Minas Buenaventura SA, ADR	2,819	94,747
Credicorp SA	840	65,100
Credicorp, Ltd., ADR	546	42,643
Southern Peru Copper Corp.	1,346	39,707

		374,256
Philippines - 0.11%
Ascendas Real Estate Investment Trust	46,000	63,183
Ayala Corp.	8,363	52,954
Ayala Land, Inc.	118,600	28,867
Banco De Oro	49,014	40,340
Bank of the Philippine Islands	58,268	59,305
Globe Telecommunications, Inc.	690	14,492
Jollibee Foods Corp.	9,000	11,183
Manila Electric Company	9,142	35,697
Metropolitan Bank & Trust Company	12,800	12,331
Philippine Long Distance Telephone Company	1,100	61,972
PNOC Energy Development Corp.	166,001	17,228
SM Investments Corp.	3,594	28,215
SM Prime Holdings, Ltd.	84,941	17,474

		443,241
Poland - 0.28%
Asseco Poland SA	1,956	37,479
Bank Handlowy w Warszawie SA (I)	917	23,126
Bank Millennium SA (I)	26,612	35,590
Bank Pekao SA (I)	3,147	171,457
Bank Zachodni WBK SA (I)	915	55,422
Boryszew SA (I)	550	304
BRE Bank SA (I)	340	27,194
Cyfrowy Polsat SA	2,783	13,857
Getin Holding SA (I)	12,724	39,983
Globe Trade Centre SA (I)	4,447	32,143
Grupa Lotos SA (I)	2,585	24,408

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Poland (continued)
ING Bank Slaski SA (I)	96	$21,750
KGHM Polska Miedz SA	3,333	111,240
PBG SA (I)	99	6,710
Polish Oil & Gas Company	19,646	24,104
Polska Grupa Energetyczna SA	8,639	65,363
Polski Koncern Naftowy Orlen SA (I)	8,002	90,635
Powszechna Kasa Oszczednosci Bank
Polski SA	16,501	209,825
Sygnity SA (I)	160	696
Telekomunikacja Polska SA	20,599	110,283
TVN SA	6,487	34,160

		1,135,729
Portugal - 0.17%
Banco Comercial dos Acores SA	88,835	89,947
Banco Espirito Santo SA	14,371	71,684
Brisa Auto Estrada SA	3,494	28,006
Cimpor-Cimentos De Portugal SA	4,112	30,390
Electricidade de Portugal SA	39,468	144,824
Galp Energia SGPS SA	3,671	59,610
Jeronimo Martins SGPS SA	8,639	82,929
Portugal Telecom SGPS SA	18,200	191,556

		698,946
Russia - 1.41%
Comstar United Telesystems, GDR	5,105	29,609
Federal Grid Company Unified Energy System
JSC, GDR (I)(S)	1,540	7,754
Gazprom Neft, SADR	1,693	38,770
Gazprom OAO	6,150	136,912
Gazprom OAO, SADR	82,581	1,836,601
JSC MMC Norilsk Nickel, ADR (I)	32,543	491,074
Lukoil OAO, ADR (L)	17,795	934,238
Mechel, SADR	4,406	101,338
Mobile TeleSystems, SADR	5,997	313,943
NovaTek OAO, ADR	2,746	175,315
Novolipetsk Steel, ADR (I)	3,160	97,644
Polyus Gold Company ZAO, SADR	3,630	97,466
Rosneft Oil Company (I)	27,337	211,243
Rosneft Oil Company, GDR (I)	19,280	148,842
Rostelecom, ADR	877	24,582
Severstal, ADR (I)	4,900	59,290
Sibirtelecom, ADR	424	4,622
Sistema JSFC, Reg. S, GDR (I)	2,929	74,721
Surgutneftegaz SADR	17,331	85,788
Surgutneftegaz, ADR (L)	21,507	175,712
Tatneft, ADR (I)	6,077	184,984
TMK OAO (I)	1,674	29,797
Uralkali (I)	4,492	94,192
UralsvyAzinform, ADR	1,471	8,296
Vimpel-Communications, SADR	9,269	171,940
VolgaTelecom, ADR	1,172	8,204
VTB Bank OJSC, GDR	20,343	98,152
Wimm-Bill-Dann Foods OJSC, ADR (I)	2,144	43,909

		5,684,938
Singapore - 0.97%
Capitaland, Ltd.	73,500	197,550
CapitaMall Trust	69,200	87,094
CapitaMalls Asia, Ltd.	40,000	64,858
City Developments, Ltd.	14,000	102,347
ComfortDelGro Corp., Ltd.	63,000	69,455
Cosco Corp. Singapore, Ltd.	31,000	26,893
DBS Group Holdings, Ltd.	46,500	462,979
Fraser and Neave, Ltd.	26,000	78,821
Golden Agri-Resources, Ltd. (I)	220,240	82,996

The accompanying notes are an integral part of the financial statements.	108

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Jardine Cycle and Carriage, Ltd.	4,254	$73,455
Keppel Corp., Ltd.	37,210	222,559
Neptune Orient Lines, Ltd.	29,750	37,653
Olam International, Ltd.	35,799	62,051
Oversea-Chinese Banking Corp., Ltd.	71,757	433,273
SembCorp Industries, Ltd.	31,000	83,110
SembCorp Marine, Ltd.	28,600	75,453
Singapore Airlines, Ltd.	15,140	160,305
Singapore Airport Terminal Services, Ltd.	9,592	17,807
Singapore Exchange, Ltd.	23,000	126,340
Singapore Press Holdings, Ltd.	47,000	124,091
Singapore Technologies Engineering, Ltd.	39,000	86,817
Singapore Telecommunications, Ltd.	216,950	470,820
StarHub, Ltd.	17,000	25,889
United Overseas Bank, Ltd.	34,000	451,702
UOL Group, Ltd.	18,000	50,947
Wilmar International, Ltd.	38,000	175,991
Yangzijiang Shipbuilding Holdings, Ltd.	63,000	51,132

		3,902,388
South Africa - 1.37%
ABSA Group, Ltd.	8,857	152,413
African Bank Investments, Ltd.	23,905	95,976
African Rainbow Minerals, Ltd.	2,003	47,781
Anglo Platinum, Ltd. (I)	1,738	161,077
AngloGold Ashanti, Ltd.	7,761	280,709
Aspen Pharmacare Holdings, Ltd. (I)	4,629	42,580
Aveng, Ltd.	8,562	41,493
Bidvest Group, Ltd.	8,527	145,838
Discovery Holdings, Ltd., ADR	9,351	40,735
FirstRand, Ltd.	75,270	177,492
Foschini, Ltd.	3,146	24,643
Gold Fields, Ltd.	16,846	193,376
Growthpoint Properties, Ltd.	32,989	62,113
Harmony Gold Mining Company, Ltd.	8,001	72,387
Hulamin, Ltd.	83	124
Impala Platinum Holdings, Ltd.	15,488	377,326
Imperial Holdings, Ltd.	2,765	33,604
Investec, Ltd.	4,018	28,370
Kumba Iron Ore, Ltd.	2,317	110,258
Kumba Resources, Ltd.	1,715	25,548
Liberty Holdings, Ltd.	1,135	10,327
Massmart Holdings, Ltd.	6,494	77,167
Mittal Steel South Africa, Ltd.	5,872	88,818
MTN Group, Ltd.	41,838	606,654
Murray & Roberts Holdings, Ltd.	5,381	26,921
Naspers, Ltd.	10,537	393,518
Nedbank Group, Ltd.	3,842	59,748
Network Healthcare Holdings, Ltd. (I)	20,102	33,422
Northam Platinum, Ltd.	5,571	32,161
Pick’n Pay Stores, Ltd.	4,684	24,514
Pretoria Portland Cement Company, Ltd.	8,925	37,584
Redefine Income Fund, Ltd.	68,088	66,852
Remgro, Ltd.	11,916	138,959
Reunert, Ltd.	2,083	14,892
RMB Holdings, Ltd.	14,519	55,331
Sanlam, Ltd.	55,213	174,796
Sappi, Ltd. (I)	15,318	58,600
Sasol, Ltd.	15,551	568,283
Shoprite Holdings, Ltd.	12,750	123,703
Standard Bank Group, Ltd.	31,128	433,552
Steinhoff International Holdings, Ltd. (I)	38,329	94,992
Telkom SA, Ltd.	4,799	20,866
Tiger Brands, Ltd.	4,846	110,488
Truworths International, Ltd.	8,531	54,603

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
Vodacom Group Pty, Ltd.	7,004	$48,782
Woolworths Holdings, Ltd.	12,339	32,959

		5,502,335
South Korea - 2.70%
Amorepacific Corp.	96	64,874
Asiana Airlines, Inc. (I)	676	2,202
Busan Bank	5,225	52,430
Celltrion, Inc. (I)	2,300	35,465
Cheil Industries, Inc.	1,480	75,241
CJ CheilJedang Corp.	238	42,956
Daegu Bank	4,210	53,677
Daelim Industrial Company, Ltd.	690	42,362
Daewoo Engineering &
Construction Company, Ltd.	4,529	44,289
Daewoo International Corp.	1,795	56,129
Daewoo Securities Company, Ltd.	3,370	56,137
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	3,220	55,876
DC Chemical Company, Ltd.	280	42,573
Dongbu Insurance Company, Ltd.	1,320	35,811
Dongkuk Steel Mill Company, Ltd.	1,380	27,102
Doosan Corp.	310	28,826
Doosan Heavy Industries and
Construction Company, Ltd.	1,150	86,460
Doosan Infracore Company, Ltd.	2,880	46,246
GLOVIS Company, Ltd.	280	23,871
GS Engineering & Construction Corp.	860	64,568
GS Holdings Corp.	1,810	59,561
Hana Financial Group, Inc.	5,340	154,048
Hanjin Heavy Industries &
Construction Company, Ltd.	1,508	28,314
Hanjin Shipping Company, Ltd.	2,213	52,659
Hanjin Shipping Holdings Company, Ltd.	426	5,832
Hankook Tire Company, Ltd.	2,600	52,037
Hanwha Chemical Corp.	3,004	39,446
Hanwha Corp.	1,570	57,941
Hite Brewery Company, Ltd.	147	18,006
Hite Holdings Company, Ltd.	183	3,217
Honam Petrochemical Corp.	500	51,469
Hynix Semiconductor, Inc. (I)	12,430	224,784
Hyosung Corp.	840	63,317
Hyundai Department Store Company, Ltd.	490	42,003
Hyundai Development Company	1,320	37,987
Hyundai Engineering &
Construction Company, Ltd.	1,450	74,794
Hyundai Heavy Industries Company, Ltd.	1,100	195,623
Hyundai Mipo Dockyard Company, Ltd.	360	40,308
Hyundai Mobis	1,820	232,775
Hyundai Motor Company, Ltd.	4,090	405,107
Hyundai Motor Company, Ltd. -
Preferred Shares	560	19,127
Hyundai Securities Company, Ltd.	4,428	49,750
Hyundai Steel Company	1,580	120,818
Industrial Bank of Korea (I)	6,000	68,215
Kangwon Land, Inc.	3,600	51,196
KB Financial Group, Inc. (I)	6,359	266,991
KB Financial Group, Inc., ADR (I)	2,563	107,313
KCC Corp.	160	48,634
Kia Motors Corp. (I)	6,270	117,456
Korea Electric Power Corp. (I)	7,353	235,069
Korea Exchange Bank	7,470	82,053
Korea Gas Corp.	780	33,876
Korea Investment Holdings Company, Ltd.	620	16,180
Korea Line Corp.	240	8,890

The accompanying notes are an integral part of the financial statements.	109

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Korea Zinc Company, Ltd.	290	$45,758
Korean Air Lines Company, Ltd. (I)	1,207	60,523
Korean Reinsurance Company, Ltd.	12	109
KT Corp.	3,252	124,976
KT&G Corp.	3,160	175,164
Kumho Industrial Company, Ltd.	960	3,557
LG Chem, Ltd.	1,229	227,555
LG Corp.	2,390	125,594
LG Display Company, Ltd. (I)	6,346	190,029
LG Display Company, Ltd., ADR (I)	439	6,603
LG Electronics, Inc.	2,540	234,073
LG Household & Health Care, Ltd.	270	64,577
LG Telecom, Ltd.	9,657	64,415
Lotte Confectionery Company, Ltd.	20	21,112
Lotte Shopping Company, Ltd.	270	74,302
LS Cable, Ltd.	410	33,128
LS Industrial Systems Company, Ltd.	420	29,487
Mirae Asset Securities Company, Ltd.	454	23,077
NCSoft Corp.	340	38,939
NHN Corp. (I)	1,202	187,470
POSCO	1,616	742,836
POSCO, SADR	575	66,390
S-Oil Corp.	1,520	71,281
S1 Corp.	840	32,656
Samsung Card Company, Ltd.	1,190	51,991
Samsung Corp.	3,457	175,972
Samsung Digital Imaging Company, Ltd. (I)	647	23,989
Samsung Electro-Mechanics Company, Ltd.	1,660	142,982
Samsung Electronics Company, Ltd.	3,012	1,930,341
Samsung Engineering Company, Ltd.	860	90,738
Samsung Fire & Marine
Insurance Company, Ltd.	1,110	176,454
Samsung Heavy Industries Company, Ltd.	4,611	97,908
Samsung SDI Company, Ltd.	1,020	112,875
Samsung Securities Company, Ltd.	1,180	62,905
Samsung Techwin Company, Ltd.	1,062	68,247
Shinhan Financial Group Company, Ltd. (I)	11,043	397,872
Shinsegae Company, Ltd.	392	179,068
Sk Broadband Company, Ltd. (I)	6,459	27,829
SK Energy Company, Ltd.	1,516	139,681
SK Holdings Company, Ltd.	563	41,918
SK Networks Company, Ltd.	2,740	24,657
SK Telecom Company, Ltd.	1,107	164,700
STX Pan Ocean Company, Ltd.	4,057	41,226
STX Shipbuilding Company, Ltd.	1,620	16,675
Taewoong Company, Ltd.	440	28,912
Tong Yang Investment Bank	1,771	16,159
Woongjin Coway Company, Ltd.	1,690	50,632
Woori Finance Holdings Company, Ltd. (I)	7,600	85,398
Woori Investment & Securities Company, Ltd.	3,040	38,872
Yuhan Corp.	300	42,153

		10,875,656
Spain - 2.58%
Abertis Infraestructuras SA	7,524	141,832
Acciona SA	503	55,903
Acerinox SA	2,956	50,516
ACS Actividades de Construccion y
Servicios SA	4,089	181,719
Banco Bilbao Vizcaya Argentaria SA	99,918	1,299,135
Banco de Sabadell SA (L)	27,054	130,940
Banco de Valencia SA (L)	3,702	23,817
Banco Popular Espanol SA (L)	21,611	143,089
Banco Santander SA	227,531	2,966,936
Bankinter SA	5,678	46,365

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain (continued)
Cintra Concesiones de Infraestructuras de
Transporte SA	12,480	$110,003
Criteria Caixacorp SA	18,837	86,187
EDP Renovaveis SA (I)	8,841	71,251
Enagas	3,943	82,307
Fomento de Construcciones SA	688	23,081
Gamesa Corporacion Tecnologica SA	3,654	45,469
Gas Natural SDG SA	5,044	92,545
Gestevision Telecinco SA	1,373	18,160
Grifols SA	2,615	39,550
Iberdrola Renovables SA	25,919	108,659
Iberdrola SA	98,978	796,987
Iberia Lineas Aereas de Espana SA (I)	5,605	16,918
Inditex SA	5,522	325,625
Indra Sistemas SA	1,985	40,622
Mapfre SA	13,669	49,226
Red Electrica De Espana	2,909	146,428
Repsol YPF SA	20,195	457,447
Sacyr Vallehermoso SA (I)	1,366	11,105
Telefonica SA	118,170	2,775,554
Zardoya Otis SA	3,028	55,042

		10,392,418
Sweden - 1.70%
Alfa Laval AB	7,500	106,403
Assa Abloy AB, Series B	9,400	176,469
Atlas Copco AB, Series A	19,168	271,370
Atlas Copco AB, Series B	9,473	122,290
Electrolux AB (I)	6,723	142,843
Ericsson (LM), Series B	80,000	800,258
Getinge AB, Series B	6,266	144,474
Hennes & Mauritz AB	13,750	834,020
Holmen AB, Seires B	1,300	32,271
Husqvarna AB, B Shares (I)	9,889	63,688
Investor AB, B Shares	11,800	209,632
Lundin Petroleum AB (I)	4,175	31,713
Nordea Bank AB	91,175	890,408
Sandvik AB	25,611	275,663
Scania AB, Series B	7,000	98,903
Securitas AB, Seires B	10,000	107,956
Skandinaviska Enskilda Banken AB (I)	42,280	256,153
Skanska AB, Seires B	11,500	190,227
SKF AB, B Shares	11,700	184,896
SSAB AB, Series A	4,300	72,062
SSAB Svenskt Stal AB, Series B	1,150	17,515
Svenska Cellulosa AB, B Shares	16,400	242,507
Svenska Handelsbanken AB	13,800	376,649
Swedbank AB, Class A (I)	17,150	164,168
Swedish Match AB	7,500	170,808
Tele2 AB, Series B	7,491	111,412
Teliasonera AB	62,500	432,580
Volvo AB, Seires B	30,300	256,622
Volvo AB, Series A	9,356	78,463

		6,862,423
Switzerland - 5.57%
ABB, Ltd. (I)	62,853	1,270,853
Actelion, Ltd. (I)	3,025	154,201
Adecco SA (L)	3,628	180,389
Aryzta AG	3,099	116,138
Baloise Holding AG	1,537	132,248
BKW FMB Energie AG	713	52,073
Compagnie Financiere Richemont SA	14,672	494,425
Credit Suisse Group AG	32,055	1,427,137
GAM Holding, Ltd.	6,587	71,857

The accompanying notes are an integral part of the financial statements.	110

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Geberit AG	1,150	$196,968
Givaudan AG	226	185,654
Holcim, Ltd. (I)	6,842	452,710
Julius Baer Group, Ltd.	6,086	189,625
Kuehne & Nagel International AG	1,628	147,671
Lindt & Spruengli AG-PC	36	73,378
Lindt & Spruengli AG-REG	5	116,356
Logitech International SA (I)	7,398	113,891
Lonza Group AG	1,429	112,574
Nestle SA	98,767	4,913,891
Nobel Biocare Holding AG (L)	4,707	119,697
Novartis AG (L)	60,103	3,333,895
Pargesa Holding SA, ADR	1,087	85,236
Roche Holdings AG	20,011	3,342,757
Schindler Holding AG - PC	2,032	162,363
Schindler Holding AG - REG	241	19,124
SGS SA	159	212,889
Sonova Holding AG	1,380	172,127
Straumann Holding AG	338	82,432
Swatch Group AG	2,256	119,745
Swatch Group AG, BR Shares	884	245,907
Swiss Life Holding (I)	857	108,236
Swiss Re	9,669	435,568
Swisscom AG	674	231,568
Syngenta AG	2,695	697,688
Synthes AG (L)	1,713	204,330
UBS AG (I)	101,349	1,396,976
Unaxis Holding AG (I)	774	26,134
Zurich Financial Services AG	4,196	1,013,763

		22,412,474
Taiwan - 1.66%
Acer, Inc.	57,120	160,135
Advanced Semiconductor Engineering, Inc.	94,302	74,907
Advantech Company, Ltd.	1,519	3,069
Asia Cement Corp.	28,611	26,209
Asia Optical Company, Inc.	79	159
Asustek Computer, Inc.	80,739	142,191
AU Optronics Corp.	160,701	166,036
BenQ Corp. (I)	12,400	5,948
Catcher Technology Company, Ltd.	8,657	17,667
Cathay Financial Holdings Company, Ltd. (I)	127,750	205,769
Chang Hwa Commercial Bank, Ltd.	82,000	36,115
Cheng Shin Rubber Industry Company, Ltd.	13,602	26,276
Cheng Uei Precision Industry Company, Ltd.	2,664	4,859
Chi Mei Optoelectronics Corp. (I)	104,454	72,060
China Airlines, Ltd. (I)	19,577	6,341
China Development Financial
Holdings Corp. (I)	179,352	48,778
China Motor Company, Ltd. (I)	55	31
China Steel Corp.	213,204	213,767
Chinatrust Finance Holding Company, Ltd.	181,705	98,401
Chunghwa Picture Tubes, Ltd. (I)	135,000	13,104
Chunghwa Telecom Company, Ltd.	104,438	194,905
CMC Magnetics Corp. (I)	29,000	7,507
Compal Communications, Inc.	410	405
Compal Electronics, Inc.	73,069	104,701
D-Link Corp.	743	754
Delta Electronics, Inc.	35,893	104,634
E.Sun Financial Holding Company, Ltd. (I)	65,343	24,194
Epistar Corp.	8,946	23,996
Eternal Chemical Company, Ltd.	3,353	3,247
EVA Airways Corp. (I)	17,181	6,503
Evergreen Marine Corp. (I)	11,000	6,581
Everlight Electronics Company, Ltd.	2,177	6,301

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Far Eastern Department Stores Company, Ltd.	6,489	$4,637
Far Eastern New Century Corp.	56,145	60,686
Far EasTone
Telecommunications Company, Ltd.	30,463	36,275
First Financial Holding Company, Ltd.	105,596	56,753
Formosa Chemicals & Fibre Corp.	58,710	132,533
Formosa Petrochemical Corp.	26,780	67,772
Formosa Plastic Corp.	85,600	184,593
Formosa Taffeta Company, Ltd.	9,000	6,689
Foxconn Technology Company, Ltd.	12,790	45,209
Fubon Financial Holding Company, Ltd. (I)	117,000	129,398
HannStar Display Corp. (I)	63,921	12,772
High Tech Computer Corp.	14,196	143,306
HON HAI Precision Industry Company, Ltd.	184,027	727,986
Hua Nan Financial Holdings Company, Ltd.	63,427	39,530
InnoLux Display Corp.	42,728	60,691
Inotera Memories, Inc. (I)	5,395	3,704
Inventec Appliances Corp.	651	578
Inventec Company, Ltd.	38,808	21,218
KGI Securities Company, Ltd.	23,000	9,922
Kinsus Interconnect Technology Corp.	527	1,207
Largan Precision Company, Ltd.	2,121	27,335
Lite-On Technology Corp.	44,316	57,026
Macronix International Company, Ltd.	69,453	37,215
MediaTek, Inc.	22,088	347,522
Mega Financial Holding Company, Ltd.	171,000	94,565
Mitac International	8,691	3,736
Mosel Vitelic, Inc. (I)	327	148
Motech Industries, Inc.	3,490	13,600
Nan Ya Plastics Corp.	109,180	215,725
Nan Ya Printed Circuit Board Corp.	2,147	8,424
Nanya Technology Corp. (I)	23,562	17,459
Novatek Microelectronics Corp., Ltd.	10,326	29,044
Pan-International Industrial Company, Ltd.	104	155
Polaris Securities Company, Ltd. (I)	43,990	21,515
Pou Chen Corp.	50,557	37,247
Powerchip Semiconductor Corp. (I)	170,386	19,829
Powertech Technology, Inc.	11,607	39,415
President Chain Store Corp.	7,952	18,688
Quanta Computer, Inc.	46,625	95,161
Realtek Semiconductor Corp.	9,194	24,060
Richtek Technology Corp.	1,155	10,776
Shin Kong Financial Holding
Company, Ltd. (I)	93,329	33,388
Siliconware Precision Industries Company	62,665	72,713
SinoPac Holdings Company, Ltd. (I)	107,000	34,494
Synnex Technology International Corp.	21,477	45,241
Taishin Financial Holdings Company, Ltd. (I)	66,194	22,263
Taiwan Cellular Corp.	41,802	78,306
Taiwan Cement Corp.	62,205	57,369
Taiwan Cooperative Bank	62,100	35,414
Taiwan Fertilizer Company, Ltd.	16,000	48,347
Taiwan Glass Industrial Corp.	10,080	9,013
Taiwan Semiconductor
Manufacturing Company, Ltd.	582,788	1,068,639
Tatung Company, Ltd. (I)	46,000	9,603
Teco Electric & Machinery Company, Ltd.	29,000	11,582
Transcend Information, Inc.	2,202	7,442
Tripod Technology Corp.	8,542	28,472
Tung Ho Steel Enterprise Corp.	6,424	7,236
U-Ming Marine Transport Corp.	7,000	13,283
Uni-President Enterprises Corp.	73,708	81,764
Unimicron Technology Corp.	17,513	19,574
United Microelectronics Corp. (I)	254,729	122,585
Vanguard International Semiconductor Corp.	284	123

The accompanying notes are an integral part of the financial statements.	111

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Wafer Works Corp.	33	$51
Walsin Lihwa Corp. (I)	39,000	12,745
Wan Hai Lines, Ltd. (I)	11,400	5,768
Wistron Corp.	47,866	82,012
Ya Hsin Industrial Company, Ltd. (I)	18,000	0
Yang Ming Marine Transport Corp.	7,609	2,679
Yuanta Financial Holdings Company, Ltd.	153,825	87,210
Yulon Motor Company, Ltd.	15,449	14,752
Zinwell Corp.	180	354

		6,682,076
Thailand - 0.27%
Advanced Info Service PCL	23,609	62,834
Bangkok Bank PCL	29,400	105,396
Bangkok Bank PCL, Foreign Shares	6,600	10,332
Bank of Ayudhya PCL	141,800	88,644
Banpu PCL	2,300	38,182
BEC World PCL	18,400	12,799
C.P. Seven Eleven PCL	49,000	34,974
Charoen Pokphand Foods PCL	75,000	27,900
Glow Energy PCL	32,900	33,084
IRPC PCL	254,154	33,821
Kasikornbank PCL	12,500	32,711
Kasikornbank PCL, Foreign Shares	28,100	76,580
Krung Thai Bank PCL	57,000	17,239
Land & Houses PCL, Foreign Shares	7,800	1,451
PTT Aromatics & Refining PCL	17,600	14,239
PTT Chemical PCL	6,700	16,160
PTT Exploration & Production PCL	30,706	125,369
PTT PCL, Foreign Shares	18,082	126,872
Siam Cement PCL, Foreign Shares	8,900	61,596
Siam Commercial Bank PCL	26,128	66,377
Thai Oil PCL	32,800	42,903
TMB Bank PCL (I)	360,144	14,269
Total Access Communication PCL	32,000	33,873

		1,077,605
Turkey - 0.31%
Adana Cimento Sanayii Turk Anonim
Sirketi, Class A	575	1,972
Akbank AS	18,584	93,853
Aksigorta AS	2,924	2,992
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,888	39,261
Arcelik AS (I)	22	74
Asya Katilim Bankasi AS (I)	22,456	52,939
BIM Birlesik Magazalar AS	1,567	69,444
Coca-Cola Icecek AS	4,126	38,441
Dogan Sirketler Grubu Holdings AS	20,271	13,772
Enka Insaat ve Sanayi AS	3,082	12,075
Eregli Demir ve Celik Fabrikalari (I)	5,423	14,817
HACI Omer Sabanci Holding AS	19,537	74,033
HACI Omer Sabanci Holding AS - New Shares	2,093	7,714
KOC Holdings AS (I)	20,858	62,120
Tupras Turkiye Petrol Rafine AS	4,261	77,264
Turk Hava Yollari AS	13,008	41,265
Turk Sise ve Cam Fabrikalari AS (I)	8,677	10,111
Turk Telekomunikasyon AS	9,846	30,832
Turkcell Iletisim Hizmetleri AS	17,555	103,394
Turkcell Iletisim Hizmetleri AS, ADR	819	12,129
Turkiye Garanti Bankasi AS	59,379	219,289
Turkiye Halk Bankasi AS	12,137	76,640
Turkiye Is Bankasi	14,728	38,857
Turkiye Is Bankasi AS	31,936	88,555
Turkiye Vakiflar Bankasi Tao (I)	18,789	42,859

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Turkey (continued)
Yapi ve Kredi Bankasi AS (I)	20,051	$43,117

		1,267,819
United Kingdom - 13.65%
3i Group PLC	26,575	106,805
Admiral Group PLC	5,305	100,419
AMEC PLC	10,366	124,541
Anglo American PLC (I)	36,333	1,324,903
Antofagasta PLC	10,214	137,674
Associated British Foods PLC	10,691	154,873
AstraZeneca PLC	40,190	1,769,653
Astro All Asia Networks PLC, GDR	11,900	11,866
Autonomy Corp. PLC	5,868	136,933
Aviva PLC	74,673	445,379
BAE Systems PLC	96,187	549,133
Balfour Beatty PLC	19,634	82,678
Barclays PLC	314,766	1,506,863
BG Group PLC	92,595	1,616,416
BHP Billiton PLC	61,171	1,884,062
BP PLC	521,999	4,607,867
British Airways PLC (L)	20,191	65,046
British American Tobacco PLC	55,830	1,897,885
British Land Company PLC	24,587	165,232
British Sky Broadcasting Group PLC	30,669	254,501
BT Group PLC	213,844	374,627
Bunzl PLC	10,117	104,971
Burberry Group PLC	13,233	126,248
Cable & Wireless PLC	72,110	150,020
Cairn Energy PLC	36,780	187,523
Capita Group PLC	18,056	197,115
Carnival PLC (I)	4,579	173,718
Carphone Warehouse Group PLC	15,560	43,985
Centrica PLC	143,173	610,585
Cobham PLC	31,570	116,344
Compass Group PLC	53,220	395,802
Diageo PLC	69,614	1,131,979
Drax Group PLC	11,656	71,090
Eurasian Natural Resources Corp.	6,589	103,246
F&C Asset Management PLC	4,980	4,211
FirstGroup PLC	14,769	80,074
G4S PLC	37,958	156,738
GKN PLC (I)	50,938	87,501
GlaxoSmithKline PLC	143,500	2,660,466
Hammerson PLC	19,061	111,476
Home Retail Group PLC	22,261	86,584
HSBC Holdings PLC	482,643	5,301,541
ICAP PLC	15,653	77,749
Imperial Tobacco Group PLC	28,209	880,301
Inmarsat PLC	13,355	149,258
Intercontinental Hotels Group PLC	7,266	101,953
International Power PLC	43,789	216,621
Invensys PLC	19,865	95,345
Investec PLC	11,731	79,703
J Sainsbury PLC	33,509	168,872
Johnson Matthey PLC	5,825	141,094
Kazakhmys PLC (I)	6,463	132,251
Kingfisher PLC	67,981	222,933
Ladbrokes PLC	529	1,177
Land Securities Group PLC	20,166	194,472
Legal & General Group PLC	171,757	202,029
Liberty International PLC	14,088	101,665
Lloyds TSB Group PLC	1,075,503	863,867
London Stock Exchange Group PLC	5,241	53,236
Lonmin PLC, ADR (I)	3,930	108,339
Man Group PLC	50,544	173,247

The accompanying notes are an integral part of the financial statements.	112

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Marks & Spencer Group PLC	44,717	$225,151
National Express Group PLC (L)	15,219	47,104
National Grid PLC	67,936	675,632
Next PLC	5,456	156,035
Old Mutual PLC	151,180	261,817
Pearson PLC	21,727	303,350
Petrofac, Ltd.	5,432	85,095
Pharmstandard	2,297	47,571
PIK Group, GDR (I)	7,058	32,674
Prudential PLC	69,791	642,541
Randgold Resources, Ltd.	2,454	176,354
Reckitt Benckiser Group PLC	17,116	900,256
Reed Elsevier PLC	34,145	256,575
Resolution, Ltd. (I)	78,808	86,829
Rexam PLC	24,292	103,423
Rio Tinto PLC	37,991	1,966,970
Rolls-Royce Group PLC (I)	53,117	452,039
Royal & Sun Alliance PLC	100,306	198,277
Royal Bank of Scotland Group PLC	459,094	264,020
Royal Dutch Shell PLC	98,069	2,677,719
SABMiller PLC	26,283	689,277
Sage Group PLC	35,806	129,321
Schroders PLC	3,719	67,817
Scottish & Southern Energy PLC	25,366	433,564
Segro PLC	20,636	100,420
Serco Group PLC	14,226	120,056
Severn Trent PLC	6,921	122,954
Shire PLC	15,037	323,089
Smith & Nephew PLC	25,269	259,960
Smiths Group PLC	10,178	161,303
Standard Chartered PLC	56,381	1,345,996
Standard Life PLC	61,226	182,404
Tesco PLC	218,849	1,400,853
Thomas Cook Group PLC	21,404	76,978
Tomkins PLC	25,799	75,789
TUI Travel PLC	16,592	69,388
Tullow Oil PLC	24,131	437,448
Unilever PLC	35,774	1,049,786
United Utilities Group PLC	18,200	150,848
Vedanta Resources PLC	4,036	156,903
Vodafone Group PLC	1,454,585	3,137,991
Whitbread PLC	4,914	106,389
William Morrison Supermarket PLC	59,579	271,163
Wolseley PLC (I)	8,304	196,360
WPP PLC, SADR	33,476	306,920
Xstrata PLC (I)	52,916	831,825

		54,946,919
United States - 0.03%
Southern Copper Corp. (L)	4,443	130,446

TOTAL COMMON STOCKS (Cost $359,879,218)		$372,478,560

PREFERRED STOCKS - 2.25%
Brazil - 1.95%
AES Tiete SA (N)	3,800	39,952
Banco Bradesco SA (N)	47,215	813,849
Banco do Estado do Rio Grande do Sul (N)	8,516	68,283
Banco Itau Holding Financeira SA (N)	56,281	1,136,738
Bradespar SA (N)	6,500	141,823
Brasil Telecom SA (N)	7,566	51,999
Braskem SA, A Shares (I)	6,600	46,675
Centrais Eletricas Brasileiras SA (N)	5,700	90,492
Cia de Transmissao de Energia
Eletrica Paulista (N)	1,219	32,682
Cia Energetica de Minas Gerais (N)	9,342	153,585

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)
Brazil (continued)
Cia Energetica de Sao Paulo (N)	5,638	$72,536
Cia Paranaense de Energia (N)	3,100	63,127
Companhia Brasileira de Distribuicao Grupo
Pao de Acucar (N)	2,139	72,675
Companhia de Bebidas das Americas (N)	3,923	377,766
Companhia de Bebidas das
Americas, ADR (N)	338	32,769
Companhia Vale do Rio Doce (N)	58,282	1,433,547
Eletropaulo Metropolitana de Sao
Paulo SA (N)	2,944	61,123
Fertilizantes Fosfatados SA (I)	3,600	35,658
Gerdau SA (N)	17,860	261,404
Gol Linhas Aereas Inteligentes SA	3,300	44,830
Investimentos Itau SA (N)	64,859	414,891
Klabin SA (N)	15,000	39,427
Lojas Americanas SA (N)	10,000	71,936
Metalurgica Gerdau SA (N)	7,900	143,605
Net Servicos de Comunicacao SA (I)	5,460	67,134
Petroleo Brasileiro SA (N)	80,684	1,545,236
Suzano Papel e Celulose SA (N)	4,700	48,375
Tam SA (N)	2,590	47,998
Tele Norte Leste Participacoes SA (N)	4,500	77,940
Telemar Norte Leste SA (N)	1,000	28,609
Tim Participacoes SA (N)	23,740	67,523
Usinas Siderurgicas de Minas Gerais SA (N)	6,242	177,262
Vivo Participacoes SA (N)	3,599	97,784

		7,859,233
Germany - 0.22%
Bayerische Motoren Werke (BMW) AG (N)	1,562	47,738
Fresenius SE (N)	2,418	169,974
Henkel AG & Company KGaA (N)	4,982	256,614
Porsche Automobil Holding SE (N)	2,619	131,541
RWE AG (N)	1,078	85,250
Volkswagen AG (N)	2,588	210,661

		901,778
Malaysia - 0.00%
Malaysian Airline System BHD (N)	1,800	365
South Korea - 0.08%
Hyundai Motor Company, Ltd. (N)	1,300	46,581
LG Electronics, Inc. (N)	830	30,177
Samsung Electronics Company, Ltd. (N)	540	226,820

		303,578

TOTAL PREFERRED STOCKS (Cost $7,226,523)		$9,064,954

WARRANTS - 0.00%
France - 0.00%
Fonciere Des Regions (Expiration Date:
12/31/2010, Strike Price: EUR 65.00) (I)	630	421
Italy - 0.00%
Mediobanca SPA (Expiration Date:
03/18/2011, Strike Price: EUR 9.00) (I)	9,525	1,154
UBI Banca SCPA (Expiration Date:
06/30/2011, Strike Price: EUR 12.30) (I)	23,168	1,051

		2,205
Malaysia - 0.00%
IJM Land BHD (Expiration Date: 09/11/2013,
Strike Price: MYR 1.35) (I)	3,090	989

The accompanying notes are an integral part of the financial statements.	113

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS (continued)
Singapore - 0.00%
Golden Agri-Resources, Ltd. (Expiration Date:
07/23/2012, Strike Price: SGD 0.54) (I)	$12,800	$1,093

TOTAL WARRANTS (Cost $240)		$4,708

RIGHTS - 0.00%
Greece - 0.00%
Marfin Investment Group SA (Expiration
Date: 03/04/2010) (I)	14,926	203
Malaysia - 0.00%
Malaysian Airline System BHD (Expiration
Date: 03/03/2010) (I)	7,200	190
Poland - 0.00%
Asseco Poland SA (Expiration Date:
05/05/2010, Strike Price: PLN 54.00) (I)	1,956	0
Boryszew SA (Expiration
Date: 03/29/2010) (I)	550	1,424

		1,424

TOTAL RIGHTS (Cost $5,326)		$1,817

SHORT-TERM INVESTMENTS - 6.41%
Short-Term Securities* - 3.90%
AIM Short-Term Investment Trust, STIC
Prime Portfolio, Institutional Class	$15,702,977	15,702,977
Securities Lending Collateral - 2.51%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)*	1,011,096	10,121,176

TOTAL SHORT-TERM INVESTMENTS (Cost $25,819,975)		$25,824,153

Total Investments (International Equity Index Fund)
(Cost $392,931,282) - 101.16%		$407,374,192
Other assets and liabilities, net - (1.16%)		(4,680,280)

TOTAL NET ASSETS - 100.00%		$402,693,912

For sector weighting information see pages 3-8.

International Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 91.80%
Australia - 1.14%
CSL, Ltd.	322,427	$9,925,887
Belgium - 2.98%
Anheuser-Busch InBev NV	519,548	25,971,680
Brazil - 7.64%
Cyrela Brazil Realty SA	1,093,900	13,649,916
Gafisa SA	1,677,966	12,720,656
JBS SA	973,000	4,888,825
OGX Petroleo e Gas Participacoes SA	1,421,938	12,392,731
PDG Realty SA Empreendimentos
e Participacoes	958,400	8,575,563
Vale SA	512,050	14,265,713

		66,493,404
Canada - 4.23%
Canadian National Railway Company	208,867	10,998,936
Research In Motion, Ltd. (I)	304,128	21,556,593
The Toronto-Dominion Bank	67,306	4,301,136

		36,856,665

International Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China - 2.25%
Baidu, Inc., SADR (I)	8,739	$4,532,745
Ctrip.com International, Ltd., ADR (I)	118,200	4,518,786
Longtop Financial Technologies, Ltd. (I)	182,977	6,074,836
Tencent Holdings, Ltd.	226,300	4,424,984

		19,551,351
Denmark - 2.50%
Novo Nordisk AS	238,890	16,873,990
Novozymes AS, B Shares	47,740	4,901,309

		21,775,299
France - 7.54%
Accor SA	199,799	10,104,623
Alstom SA	195,537	12,518,628
BNP Paribas	119,491	8,664,085
Pernod-Ricard SA	117,640	8,865,128
Publicis Groupe SA	223,141	8,804,269
Schneider Electric SA	156,589	16,734,741

		65,691,474
Germany - 8.54%
Adidas-Salomon AG	175,790	8,706,049
BASF SE	460,546	25,853,330
Daimler AG	260,405	10,869,340
Infineon Technologies AG (I)	1,504,852	8,181,892
Metro AG	236,981	12,150,178
ThyssenKrupp AG	272,403	8,621,066

		74,381,855
Hong Kong - 4.54%
Cheung Kong Holdings, Ltd.	495,000	6,053,828
China Resources Enterprises, Ltd.	1,247,000	4,379,610
CNOOC, Ltd.	5,425,600	8,495,317
Hang Lung Properties, Ltd.	1,289,000	4,951,307
Li & Fung, Ltd.	2,418,000	11,254,724
Noble Group, Ltd.	1,938,000	4,368,084

		39,502,870
India - 2.79%
ICICI Bank, Ltd., SADR	406,844	15,561,783
Reliance Industries, Ltd., ADR (S)	205,300	8,704,720

		24,266,503
Ireland - 1.58%
Covidien PLC	280,000	13,753,600
Israel - 2.49%
Teva Pharmaceutical Industries, Ltd., SADR	361,636	21,701,776
Japan - 11.03%
Canon, Inc.	315,500	13,100,281
Daikin Industries, Ltd.	115,105	4,425,744
Daiwa Securities Group, Inc.	1,700,000	8,391,958
FamilyMart Company, Ltd.	281,300	9,018,672
Honda Motor Company, Ltd.	346,400	12,001,640
Marubeni Corp.	2,891,000	17,257,735
Matsushita Electric Industrial Company, Ltd.	665,400	9,235,982
Mizuho Financial Group, Inc.	4,324,700	8,438,236
Nintendo Company, Ltd.	35,500	9,665,726
Sumco Corp. (I)	249,300	4,530,288

		96,066,262
Netherlands - 2.49%
Akzo Nobel NV	171,217	8,710,479
Heineken NV	264,532	12,991,545

		21,702,024
Singapore - 1.57%
Capitaland, Ltd.	5,102,000	13,712,900

The accompanying notes are an integral part of the financial statements.	114

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

International Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain - 5.81%
Banco Bilbao Vizcaya Argentaria SA	393,950	$5,122,144
Inditex SA	330,559	19,492,617
Telefonica SA	1,106,173	25,981,581

		50,596,342
Switzerland - 13.54%
ABB, Ltd. (I)	451,991	9,139,009
Actelion, Ltd. (I)	79,725	4,064,016
Credit Suisse Group AG	590,341	26,282,863
Julius Baer Group, Ltd.	151,289	4,713,790
Lonza Group AG	110,152	8,677,543
Nestle SA	261,910	13,030,640
Novartis AG	233,762	12,966,706
Swatch Group AG, BR Shares	15,334	4,265,537
Syngenta AG	66,393	17,187,969
Transocean, Ltd. (I)	219,836	17,547,310

		117,875,383
Taiwan - 0.87%
HON HAI Precision Industry Company, Ltd.	1,924,457	7,612,895
United Kingdom - 8.27%
Autonomy Corp. PLC (I)	461,806	10,776,504
Compass Group PLC	1,360,723	10,119,821
HSBC Holdings PLC	2,372,100	26,056,080
Reckitt Benckiser Group PLC	163,728	8,611,654
Standard Chartered PLC	360,600	8,608,682
Tesco PLC	1,219,989	7,809,153

		71,981,894

TOTAL COMMON STOCKS (Cost $705,165,385)		799,420,064

PREFERRED STOCKS - 0.49%
Germany - 0.49%
Fresenius SE (N)	61,077	4,293,415

TOTAL PREFERRED STOCKS (Cost $4,388,132)		4,293,415

SHORT-TERM INVESTMENTS - 4.65%
Short-Term Securities* - 4.65%
State Street Institutional Investment Treasury
Money Market Fund, 0.000%	$40,525,188	40,525,188

TOTAL SHORT-TERM INVESTMENTS (Cost $40,525,188)		40,525,188

Total Investments (International Opportunities Fund)
(Cost $750,078,705) - 96.94%		844,238,667
Other assets and liabilities, net - 3.06%		26,642,435

TOTAL NET ASSETS - 100.00%		870,881,102

For sector weighting information see pages 3-8.

International Small Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.13%
Australia - 7.87%
Billabong International, Ltd. (L)	582,159	$5,296,004
Emeco Holdings, Ltd. (I)	6,312,426	3,866,112
Iluka Resources, Ltd. (I)	1,332,182	4,265,162
Pacific Brands, Ltd. (I)	4,030,539	4,107,926
PaperlinX, Ltd. (I)	3,944,547	2,204,512

		19,739,716

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Bahamas - 1.76%
Steiner Leisure, Ltd. (I)	102,805	$4,417,531
Belgium - 1.33%
Barco NV (I)	84,270	3,342,452
Canada - 10.34%
ATS Automation Tooling Systems, Inc. (I)	585,060	3,819,960
Biovail Corp.	298,600	4,418,554
Canaccord Capital, Inc.	676,106	5,442,518
Dorel Industries, Inc., Class B	89,800	2,586,807
Genworth MI Canada, Inc.	30,600	792,482
Genworth MI Canada, Inc. (S)	138,800	3,594,659
HudBay Minerals, Inc. (I)	170,300	2,151,005
Mullen Group, Ltd.	214,400	3,131,846

		25,937,831
China - 4.93%
Bio-Treat Technology, Ltd. (I)	6,487,624	392,073
People’s Food Holdings, Ltd.	7,679,704	3,715,563
Sinotrans, Ltd., Class H (I)	17,808,000	4,819,121
Travelsky Technology, Ltd.	4,278,014	3,439,736

		12,366,493
Finland - 4.23%
Amer Sports Oyj (L)	703,688	7,770,488
Huhtamaki Oyj	260,656	2,839,364

		10,609,852
Germany - 1.36%
Jenoptik AG (I)	552,685	3,422,477
Hong Kong - 10.48%
Dah Sing Financial Group (I)	1,074,374	5,454,951
Fountain SET Holdings, Ltd. (I)	8,483,425	1,423,987
Giordano International, Ltd.	13,876,365	4,356,254
Lerado Group Holding Company, Ltd.	9,483,682	1,369,878
Stella International Holdings, Ltd.	2,648,500	5,459,760
Texwinca Holdings, Ltd.	4,668,907	4,193,060
Yue Yuen Industrial Holdings, Ltd.	1,356,640	4,029,819

		26,287,709
Japan - 6.28%
ASICS Corp.	53,000	496,652
Descente, Ltd.	807,860	4,400,280
En-japan, Inc.	1,295	1,525,434
Kobayashi Pharmaceutical Company, Ltd.	63,500	2,592,632
Meitec Corp. (I)	78,111	1,428,872
Takuma Company, Ltd. (I)	856,000	1,993,695
USS Company, Ltd.	51,080	3,313,990

		15,751,555
Liechtenstein - 1.34%
Verwaltungs & Privat Bank AG	33,515	3,360,543
Luxembourg - 0.03%
Elcoteq SE (I)(L)	47,764	81,290
Netherlands - 9.00%
Aalberts Industries NV (L)	240,220	3,340,685
Draka Holding NV (I)(L)	262,838	4,340,633
Imtech NV	92,263	2,818,654
OPG Groep NV	220,888	3,771,259
SBM Offshore NV	130,024	2,307,832
TKH Group NV	267,936	4,922,501
USG People NV (I)	66,804	1,083,077

		22,584,641
Norway - 1.46%
Tomra Systems ASA	758,890	3,661,215

The accompanying notes are an integral part of the financial statements.	115

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore - 0.17%
Huan Hsin Holdings, Ltd. (I)	2,502,298	$427,226
South Korea - 6.93%
Binggrae Company, Ltd.	58,460	2,368,733
Busan Bank	283,930	2,849,106
Daeduck Electronics Company, Ltd.	336,490	1,750,620
Daegu Bank	239,030	3,047,589
Intops Company, Ltd.	86,071	1,197,606
Sindoh Company, Ltd.	80,243	3,742,653
Youngone Corp.	297,622	2,440,787

		17,397,094
Spain - 1.12%
Sol Melia SA (L)	391,218	2,823,007
Sweden - 1.50%
D. Carnegie & Company AB (I)	739,376	0
Niscayah Group AB	1,871,930	3,755,773

		3,755,773
Switzerland - 2.62%
Panalpina Welttransport Holding AG	65,410	4,383,692
Vontobel Holding AG	74,002	2,203,092

		6,586,784
Taiwan - 6.89%
D-Link Corp.	1,621,668	1,646,447
Giant Manufacturing Company, Ltd.	1,547,400	4,287,330
KYE System Corp.	3,198,066	2,868,973
Ta Chong Bank, Ltd. (I)	19,555,000	3,832,068
Taiwan Fu Hsing Industrial Company, Ltd.	2,164,000	1,278,470
Test-Rite International Company, Ltd.	6,015,299	3,379,154

		17,292,442
Thailand - 4.21%
Bank of Ayudhya PCL	8,190,800	5,120,361
Glow Energy PCL	2,703,888	2,719,016
Total Access Communication PCL (L)	2,583,260	2,712,423

		10,551,800
United Kingdom - 8.41%
Bodycote PLC	1,223,989	3,335,054
Burberry Group PLC	432,109	4,122,478
Fiberweb PLC	3,126,880	2,741,541
Future PLC	5,278,067	1,509,152
Game Group PLC	1,088,345	1,361,133
Henderson Group PLC	2,761,970	5,287,737
Yule Catto & Company PLC (I)	1,069,605	2,756,833

		21,113,928
United States - 1.87%
MF Global Holdings, Ltd. (I)(L)	677,490	4,688,231

TOTAL COMMON STOCKS (Cost $226,921,225)		$236,199,590

SHORT-TERM INVESTMENTS - 11.69%
Short-Term Securities* - 5.71%
Royal Bank of Canada, Time Deposit, 0.100%	$4,340,000	4,340,000
Paribas Corp., Time Deposit, 0.120%	10,000,000	10,000,000

		14,340,000

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
SECURITIES LENDING COLLATERAL - 5.98%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)*	$1,498,516	$15,000,297

TOTAL SHORT-TERM INVESTMENTS (Cost $29,338,508)		$29,340,297

Total Investments (International Small Cap Fund)
(Cost $256,259,733) - 105.82%		$265,539,887
Other assets and liabilities, net - (5.82%)		(14,616,115)

TOTAL NET ASSETS - 100.00%		$250,923,772

For sector weighting information see pages 3-8.

International Small Company Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.37%
Australia - 7.63%
Acrux, Ltd. (I)	23,000	$42,210
Adelaide Brighton, Ltd.	59,012	124,968
Aditya Birla Minerals, Ltd. (I)	40,783	34,541
AED Oil, Ltd. (I)	18,722	9,368
AJ Lucas Group, Ltd.	6,727	18,037
Alchemia, Ltd. (I)	25,636	15,455
Alesco Corp., Ltd.	12,775	49,876
Alkane Resources, Ltd. (I)	7,000	1,936
Alliance Resources, Ltd. (I)	40,937	19,037
Amalgamated Holdings, Ltd.	17,582	89,397
Andean Resources, Ltd. (I)	26,470	60,785
Ansell, Ltd.	19,222	196,612
Anvil Mining, Ltd. (I)	12,049	42,599
APA Group, Ltd.	20,059	62,116
APN News & Media, Ltd. (L)	38,762	79,233
ARB Corp., Ltd.	8,257	41,003
Aristocrat Leisure, Ltd.	11,020	41,700
Atlas Iron, Ltd. (I)(L)	25,974	46,852
Ausdrill, Ltd.	7,764	13,890
Ausenco, Ltd.	8,453	29,457
Austal, Ltd.	12,569	27,461
Austar United Communications, Ltd. (I)	82,457	82,972
Austereo Group, Ltd.	17,955	26,554
Australian Agricultural Company, Ltd. (I)	21,026	24,267
Australian Infrastructure Fund	53,659	88,807
Australian Worldwide Exploration, Ltd. (I)	56,285	126,784
Automotive Holdings Group (L)	22,990	48,971
AVJennings, Ltd. (I)	32,942	13,864
Avoca Resources, Ltd. (I)	27,026	43,242
AWB, Ltd. (I)	96,501	88,075
Beach Energy, Ltd.	158,768	94,418
Becton Property Group (I)	11,935	941
Bendigo Mining, Ltd.	20,172	4,061
Biota Holdings, Ltd. (I)	39,986	76,664
Blackmores, Ltd.	1,580	29,722
Boart Longyear Group	132,040	37,153
Bradken, Ltd.	17,089	99,082
Breville Group, Ltd.	19,121	28,786
Brickworks, Ltd.	375	4,130
Brockman Resources, Ltd. (I)	13,981	38,861
Cabcharge Australia, Ltd. (L)	12,784	63,634
Campbell Brothers, Ltd.	5,059	131,220
Cape Lambert Iron Ore, Ltd.	25,048	9,951
Cardno, Ltd.	9,180	33,455
Carnarvon Petroleum, Ltd. (I)	59,353	27,057

The accompanying notes are an integral part of the financial statements.	116

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Cellestis, Ltd.	9,557	$26,777
Centennial Coal Co., Ltd.	5,396	17,594
Ceramic Fuel Cells, Ltd. (I)	126,217	17,909
Chemgenex Pharmaceuticals, Ltd.	16,902	10,582
Citadel Resource Group, Ltd. (I)	142,315	38,177
Clough, Ltd.	23,830	16,837
Coal of Africa, Ltd. (I)(L)	35,383	75,699
Cockatoo Coal, Ltd. (I)	54,635	18,790
Coffey International, Ltd.	16,362	27,030
Comdek, Ltd. (I)	9,069	3,166
Compass Resources, Ltd. (I)	15,577	2,094
Corporate Express Australia, Ltd.	7,291	27,908
Count Financial, Ltd.	16,149	18,974
Crane Group, Ltd.	7,642	57,618
CuDeco, Ltd. (I)	10,337	35,818
Customers, Ltd. (I)	9,594	24,910
Deep Yellow, Ltd. (I)	56,297	11,828
Dominion Mining, Ltd.	6,473	15,112
Duet Group	10,899	17,701
Eastern Star Gas, Ltd. (I)	47,736	28,384
Elders, Ltd. (I)	40,650	49,188
Emeco Holdings, Ltd.	73,594	45,073
Emitch, Ltd.	32,139	24,305
Energy World Corp., Ltd. (I)	112,377	26,081
Envestra, Ltd.	75,436	35,119
Extract Resources, Ltd. (I)	3,563	23,115
Ferraus, Ltd. (I)	30,170	20,807
FKP Property Group, Ltd.	79,825	51,735
Fleetwood Corp., Ltd.	5,470	38,527
FlexiGroup, Ltd. (L)	67,000	85,706
Flexigroup, Ltd.	3,275	4,197
Flight Centre, Ltd.	6,913	116,666
Forest Enterprises Australia, Ltd. (I)	29,109	1,203
Geodynamics, Ltd. (I)	31,447	20,542
Gindalbie Metals, Ltd. (I)	44,120	39,530
GrainCorp., Ltd.	11,527	63,886
Grange Resources Corp., Ltd. (I)	41,828	13,456
Great Southern Plantations, Ltd. (I)	47,114	5,067
GUD Holdings, Ltd.	7,735	67,298
Gunns, Ltd.	100,882	51,432
GWA International, Ltd.	27,947	77,013
Hastie Group, Ltd.	30,453	47,791
Healthscope, Ltd.	42,717	162,769
Heron Resources, Ltd. (I)	9,000	2,091
Hills Industries, Ltd.	27,614	62,724
Horizon Oil, Ltd. (I)	97,753	27,051
IBA Health, Ltd.	53,725	25,960
iiNET, Ltd.	9,172	17,269
Imdex, Ltd.	25,905	14,548
Independence Group NL	12,761	46,203
Indophil Resources NL (I)(L)	41,044	46,193
Industrea, Ltd.	134,624	46,898
Infigen, Ltd.	70,305	80,477
Infomedia, Ltd.	45,314	10,550
Intrepid Mines, Ltd. (I)	43,561	8,953
Invocare, Ltd.	12,728	68,464
IOOF Holdings, Ltd.	29,308	160,471
Iress Market Technology, Ltd.	9,510	69,151
Ivanhoe Australia, Ltd. (L)	20,107	55,615
Jabiru Metals, Ltd. (I)	30,000	8,960
Kagara Zinc, Ltd. (I)	47,616	35,282
Karoon Gas Australia, Ltd. (I)	18,847	119,423
Kimberley Metals, Ltd.	8,314	1,490
Kingsgate Consolidated, Ltd.	10,864	85,630
Linc Energy, Ltd. (I)	21,505	27,953

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Liquefied Natural Gas, Ltd.	19,165	$11,351
Lynas Corp., Ltd. (I)	160,701	68,139
Macmahon Holdings, Ltd.	85,483	50,786
Mantra Resources, Ltd. (I)	4,408	20,520
Marion Energy, Ltd. (I)	61,857	3,540
McPherson’s, Ltd. (I)	18,009	47,490
Medusa Mining, Ltd.	31,637	104,194
Mermaid Marine Australia, Ltd.	18,412	43,953
Metals X, Ltd. (I)	128,000	13,164
Minara Resources, Ltd. (I)	40,832	25,343
Mincor Resources NL	36,432	48,812
Mineral Deposits, Ltd.	13,316	11,283
Mineral Resources, Ltd.	12,820	77,832
Mirabela Nickel, Ltd. (I)(L)	22,735	41,361
Molopo Australia, Ltd. (I)	22,468	27,110
Monadelphous Group, Ltd.	8,877	112,764
Mortgage Choice, Ltd.	11,340	13,194
Mosaic Oil NL (I)	67,228	5,543
Mount Gibson Iron, Ltd. (I)	151,507	206,120
Murchison Metals, Ltd. (I)	35,041	73,166
Navitas, Ltd.	33,433	144,335
Neptune Marine Services, Ltd.	23,710	8,577
Nexbis, Ltd. (I)	26,746	4,177
Nexus Energy, Ltd. (I)	69,816	14,645
NIB Holdings, Ltd.	27,875	31,197
Oakton, Ltd.	9,591	26,113
Pacific Brands, Ltd. (I)	174,508	177,859
Pan Australian Resources, Ltd. (I)	209,129	108,377
Pan Pacific Petroleum NL (I)	67,247	16,837
PaperlinX, Ltd. (I)	65,071	36,367
Peet & Company, Ltd.	32,089	59,881
Perilya, Ltd. (I)	30,460	14,677
Perpetual Trust of Australia, Ltd.	4,131	133,992
Perseus Mining, Ltd. (I)	31,837	49,738
Pharmaxis, Ltd. (I)	15,951	36,667
Photon Group, Ltd.	23,274	23,410
Platinum Australia, Ltd. (I)	30,671	26,831
PMP, Ltd. (I)	35,022	22,896
Premier Investments, Ltd.	8,449	61,519
Prime Television, Ltd.	15,587	11,041
Programmed Maintenance Services, Ltd.	14,733	43,887
Publishing & Broadcasting, Ltd.	21,290	59,472
RCR Tomlinson, Ltd.	22,598	18,095
Realestate.com.au, Ltd.	7,872	74,712
Reckon, Ltd.	14,138	23,031
Redflex Holdings, Ltd.	5,472	9,203
Resolute Mining, Ltd. (I)	43,345	36,004
Ridley Corp., Ltd.	27,918	27,611
Riversdale Mining, Ltd. (I)	16,160	106,318
Roc Oil Company, Ltd. (I)	81,308	26,515
SAI Global, Ltd.	16,255	54,588
Sally Malay Mining, Ltd.	27,777	46,408
Salmat, Ltd.	11,402	42,536
Sedgman, Ltd.	10,879	14,849
Seek, Ltd.	21,315	135,408
ServCorp, Ltd.	10,693	29,692
Service Stream, Ltd.	8,282	2,035
Seven Network, Ltd.	11,011	72,291
Sigma Pharmaceuticals, Ltd.	111,268	103,717
Silex Systems, Ltd. (I)	10,299	52,430
SMS Management & Technology, Ltd.	12,633	76,197
Southern Cross Media Group	32,974	57,761
SP Telemedia, Ltd. (L)	63,587	88,231
Spark Infrastructure Group	37,465	47,585
Specialty Fashion Group, Ltd. (I)	51,331	59,080

The accompanying notes are an integral part of the financial statements.	117

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Sphere Investments Ltd (I)	18,205	$20,329
Spotless Group, Ltd.	25,238	65,585
St. Barbara, Ltd. (I)	181,117	35,627
Straits Resources, Ltd. (I)	26,787	30,538
STW Communications Group, Ltd.	36,346	26,328
Sundance Resources, Ltd. (I)	155,154	17,940
Super Cheap Auto Group, Ltd. (L)	11,056	49,488
Swick Mining Services, Ltd. (I)	30,800	11,971
Talent2 International, Ltd. (I)	6,000	7,248
Tap Oil, Ltd. (I)	17,366	14,757
Tassal Group, Ltd.	11,269	16,573
Technology One, Ltd.	32,670	21,644
Ten Network Holdings, Ltd.	64,453	100,015
Terramin Australia, Ltd. (I)	16,521	10,930
TFS Corp., Ltd.	21,282	17,150
Thakral Holdings Group, Ltd.	63,390	19,617
The Reject Shop, Ltd.	2,608	35,675
Tower Australia Group, Ltd.	27,017	57,197
Tox Free Solutions, Ltd. (I)	8,234	17,604
Transfield Services, Ltd.	50,941	183,992
Transpacific Industries Group, Ltd. (I)	2,950	3,601
UXC, Ltd.	23,988	11,797
Virgin Blue Holdings, Ltd. (I)	158,003	86,144
Watpac, Ltd.	12,179	14,592
WDS, Ltd.	18,432	10,380
West Australian Newspapers
Holdings, Ltd. (L)	22,369	147,735
Western Areas NL (I)	14,776	57,308
White Energy Company, Ltd. (I)	20,704	41,479
Whitehaven Coal, Ltd.	31,502	130,383
WHK Group, Ltd.	26,888	28,341
Wide Bay Australia, Ltd.	4,003	39,491
Windimurra Vanadium, Ltd. (I)	26,928	0
Wotif.com Holdings, Ltd.	8,779	57,594

		9,565,484
Austria - 0.98%
A-TEC Industries AG (I)	1,566	19,996
Agrana Beteiligungs AG	568	55,339
Andritz AG	3,715	210,922
BWIN Interactive Entertainment AG (I)	3,315	180,540
BWT AG	1,074	27,467
Constantia Packaging AG	755	39,099
Flughafen Wien AG	1,118	51,118
Intercell AG (I)	4,221	122,702
Lenzing AG	163	54,784
Mayr-Melnhof Karton AG	705	65,232
Oesterreichische Post AG	4,024	109,110
Palfinger AG (L)	1,770	39,283
RHI AG (I)	2,919	85,807
Rosenbauer International AG	395	16,339
S&T System Integration & Technology
Distribution AG (I)	487	8,026
Schoeller-Bleckmann Oilfield Equipment AG	1,107	55,618
Uniqa Versicherungen AG	4,818	74,037
Warimpex Finanz- und Beteiligungs AG (I)	3,221	9,214

		1,224,633
Bahamas - 0.03%
Petrominerales, Ltd.	1,425	37,785
Belgium - 1.36%
Ackermans & Van Haaren NV	2,257	151,104
AGFA Gevaert NV (I)	16,167	142,413
Banque Nationale de Belgique	21	96,936
Barco NV (I)	1,197	47,477

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Belgium (continued)
Bekaert SA	1,142	$184,804
Compagnie d’Entreprises CFE	756	36,491
Compagnie Immobiliere de Belgique SA (I)	440	14,009
Compagnie Maritime Belge SA	1,734	52,106
Duvel Moortgat SA	230	16,241
Econocom Group SA	1,728	22,352
Elia System Operator SA/NV (L)	2,308	87,336
Euronav NV	2,444	49,631
EVS Broadcast Equipment SA	1,071	57,383
Exmar NV	2,007	15,642
Image Recognition Integrated Systems	78	4,413
International Brachytherapy SA (I)	1,904	9,385
Ion Beam Applications SA	2,739	29,655
Kinepolis Group NV	391	19,187
Lotus Bakeries SA	34	15,744
Melexis NV (I)	2,366	24,621
Omega Pharma SA	1,655	81,499
Roularta Media Group NV (I)	668	14,463
SA D’Ieteren Trading NV	498	216,708
Sapec SA	305	24,301
Sipef SA	888	49,583
Telenet Group Holding NV (I)	4,761	141,640
Tessenderlo Chemie NV	2,408	71,636
Van De Velde NV	796	33,580

		1,710,340
Bermuda - 0.38%
Catlin Group, Ltd.	34,545	182,692
COL Capital, Ltd.	28,000	4,403
Hardy Underwriting Bermuda, Ltd.	7,592	31,845
Hiscox PLC	37,963	206,017
Katanga Mining, Ltd.	73,039	52,062

		477,019
Canada - 10.48%
Absolute Software Corp. (I)	3,900	23,388
Aecon Group, Inc.	5,399	71,169
AG Growth International, Inc.	1,300	45,355
AGF Management, Ltd.	8,493	130,761
Alamos Gold, Inc. (I)	13,660	165,784
Alexco Resource Corp.	5,500	17,406
Altius Minerals Corp. (I)	2,400	19,023
Anderson Energy, Ltd. (I)	20,300	25,467
Angiotech Pharmaceuticals, Inc. (I)	20,094	19,479
Astral Media, Inc.	5,081	168,385
Atrium Innovations, Inc. (I)	3,200	51,397
ATS Automation Tooling Systems, Inc. (I)	8,723	56,954
Augusta Resource Corp. (I)	13,400	34,895
Aurizon Mines, Ltd. (I)	17,846	71,744
Axia NetMedia Corp. (I)	9,200	15,214
B2gold Corp.	14,146	18,419
Baffinland Iron Mines Corp. (I)	24,800	12,256
Baja Mining Corp. (I)	16,100	11,629
Ballard Power Systems, Inc. (I)	9,800	21,794
Bankers Petroleum, Ltd. (I)	43,086	237,092
BELLUS Health, Inc. (I)	3,500	665
Bioms Medical Corp. (I)	9,900	3,199
Biovail Corp.	5,900	87,306
Birch Mountain Resources, Ltd. (I)	11,200	25
Birchcliff Energy, Ltd. (I)	10,153	91,668
Blackpearl Resources, Inc.	29,540	68,783
Bmtc Group, Inc., Class A	785	25,008
BNK Petroleum, Inc. (I)	12,925	24,568
Boralex, Inc. (I)	3,000	28,483
Breakwater Resources, Ltd. (I)	63,300	25,869

The accompanying notes are an integral part of the financial statements.	118

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
CAE, Inc.	7,400	$62,663
Calfrac Well Services, Ltd.	2,900	65,734
Calian Technologies, Ltd.	500	8,316
Calvalley Petroleums, Inc. (I)	9,777	22,301
Canaccord Capital, Inc.	8,300	66,813
Canada Bread Company, Ltd.	2,740	132,547
Canadian Western Bank	6,077	120,131
Canam Group, Inc.	3,770	26,944
Candente Gold Corp.	1,720	1,242
Candente Resource Corp. (I)	8,600	3,269
Canfor Corp. (I)	11,801	95,220
Cangene Corp. (I)	3,800	18,960
Capstone Mining Corp. (I)	17,200	46,425
Cardero Resource Corp.	7,700	9,806
Cardiome Pharma Corp. (I)	8,400	43,509
Carpathian Gold, Inc. (I)	20,000	6,653
Cascades, Inc.	6,669	51,973
Catalyst Paper Corp. (I)	54,263	11,336
CCL Industries, Inc.	3,327	82,400
CE Franklin, Ltd. (I)	2,786	17,211
Celtic Exploration, Ltd. (I)	3,946	76,617
Centerra Gold, Inc.	8,200	99,831
Chariot Resources, Ltd.	40,500	23,864
Claude Resources, Inc. (I)	21,200	20,350
Cogeco Cable, Inc.	1,788	68,822
COM DEV International, Ltd. (I)	7,500	23,308
Comaplex Minerals Corp.	5,776	43,312
Computer Modelling Group, Ltd.	800	12,735
Connacher Oil and Gas, Ltd. (I)	47,523	58,263
ConnectEast Group	252,137	98,090
Constellation Software, Inc.	1,700	64,627
Corby Distilleries, Ltd.	2,222	31,909
Corridor Resources, Inc. (I)	11,000	41,713
Corus Entertainment, Inc.	8,707	149,199
Cott Corp. (I)	6,083	43,764
Crew Energy, Inc. (I)	8,723	120,955
Crew Gold Corp. (I)	1,862	496
Crystallex International Corp. (I)	43,800	12,904
Dalsa Corp.	2,800	23,418
Daylight Resources Trust	5,815	60,847
Denison Mines Corp. (I)	22,097	29,611
Descartes Systems Group, Inc. (I)	4,700	29,168
Detour Gold Corp. (I)	3,650	59,076
Divestco, Inc. (I)	2,800	1,836
Dorel Industries, Inc., Class B	2,792	80,427
Dundee Precious Metals, Inc. (I)	10,200	31,505
DundeeWealth, Inc.	6,076	79,805
Eastern Platinum, Ltd. (I)	66,523	82,822
Easyhome, Ltd.	700	4,690
Endeavour Silver Corp. (I)	6,200	20,329
Enghouse Systems, Ltd.	1,100	8,468
Ensign Energy Services, Inc.	18,500	264,788
Entree Gold, Inc. (I)	7,500	19,245
Equitable Group, Inc.	1,700	34,721
European Goldfields, Ltd. (I)	15,219	84,180
Evertz Technologies, Ltd.	3,401	47,999
Exfo Electro Optical Engineering, Inc. (I)	912	5,010
Fairborne Energy, Ltd. (I)	8,600	36,453
Far West Mining, Ltd. (I)	4,700	19,163
Flint Energy Services, Ltd. (I)	3,485	39,712
FNX Mining Co., Inc. (I)	9,825	117,373
Formation Metals, Inc.	4,142	6,259
Forsys Metals Corp. (I)	15,300	60,345
Fortune Minerals, Ltd. (I)	3,334	2,503
Forzani Group, Ltd.	3,070	42,073

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Fraser Papers, Inc. (I)	4,800	$0
Fronteer Development Group, Inc. (I)	13,680	60,976
Galleon Energy, Inc. (I)	11,550	74,644
Gammon Gold, Inc.	5,150	50,462
Garda World Security Corp. (I)	7,700	76,766
GBS Gold International, Inc. (I)	30,800	0
Gennum Corp.	4,158	23,750
Glacier Media, Inc. (I)	8,800	16,225
Glentel, Inc.	1,100	16,162
Globestar Mining Corp. (I)	12,700	12,311
Gluskin Sheff & Associates, Inc.	1,700	34,107
GMP Capital, Inc.	1,400	16,752
Grande Cache Coal Corp.	17,700	113,716
Great Canadian Gaming Corp. (I)	8,850	61,400
Greystar Resources, Ltd. (I)	4,600	22,121
Guyana Goldfields, Inc. (I)	7,300	45,235
Hanfeng Evergreen, Inc. (I)	3,700	25,740
Harry Winston Diamond Corp.	6,172	61,884
Hemisphere GPS, Inc. (I)	10,400	8,599
Heroux-Devtek, Inc. (I)	3,900	18,681
Home Capital Group, Inc.	3,115	121,527
HudBay Minerals, Inc. (I)	21,392	270,195
IESI-BFC, Ltd.	7,800	137,289
Imax Corp. (I)	1,500	20,101
Intermap Technologies Corp. (I)	7,800	11,861
International Forest Products, Ltd. (I)	5,150	22,711
Iteration Energy, Ltd. (I)	28,160	44,962
Ivanhoe Energy, Inc. (I)	32,400	101,616
Jinshan Gold Mines, Inc.	34,900	129,358
KAB Distribution, Inc. (I)	18,405	18
Kimber Resources, Inc. (I)	1,750	1,763
Kingsway Financial Services, Inc.	8,700	14,139
Kirkland Lake Gold, Inc. (I)	5,309	35,218
Lake Shore Gold Corp. (I)	13,508	39,412
Laurentian Bank of Canada	2,691	102,172
Le Chateau, Inc.	2,400	28,854
Leon’s Furniture, Ltd.	6,709	78,427
Linamar Corp.	12,009	180,900
Lundin Mining Corp.	22,060	93,297
MacDonald Dettwiler & Associates, Ltd. (I)	4,105	153,752
Major Drilling Group International	2,389	61,417
Manitoba Telecom Services, Inc.	1,600	48,417
Maple Leaf Foods, Inc.	7,694	77,730
Marsulex, Inc.	3,500	39,916
Martinrea International, Inc. (I)	6,018	48,387
Maxim Power Corp. (I)	6,300	20,836
MDS, Inc. (I)	15,568	129,610
Mega Uranium, Ltd. (I)	26,600	15,421
Methanex Corp.	12,702	300,710
Migao Corp.	3,400	23,007
MKS, Inc.	1,550	15,747
Mosaid Technologies, Inc.	1,500	33,188
Mullen Group, Ltd.	3,898	56,940
Neo Material Technologies, Inc. (I)	10,100	42,619
New Gold Incnew Gold Inc	35,348	156,214
Norbord, Inc. (I)	1,390	24,201
North American Palladium, Ltd. (I)	8,050	32,898
Northern Dynasty Minerals, Ltd.	2,760	25,995
Northgate Minerals Corp. (I)	25,007	68,447
NuVista Energy, Ltd. (I)	7,179	94,633
Open Text Corp.	2,330	114,241
OPTI Canada, Inc.	26,100	46,882
Paladin Labs, Inc. (I)	1,400	26,531
Paramount Resources, Ltd. (I)	4,500	76,597
Parkbridge Lifestyles Communities, Inc. (I)	6,530	32,582

The accompanying notes are an integral part of the financial statements.	119

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Pason Systems, Inc.	6,895	$84,533
Pelangio Exploration, Inc. (I)	14,200	3,914
Petrolifera Petroleum, Ltd. (I)	7,550	6,817
Platinum Group Metals, Ltd. (I)	11,200	22,034
Points International, Ltd. (I)	16,500	7,449
Polymet Mining Corp. (I)(L)	13,500	31,691
Progress Energy Resources Corp.	22,257	269,487
QLT, Inc. (I)	8,200	38,498
Quadra Mining, Ltd. (I)	9,677	135,379
Quebecor, Inc.	4,193	119,749
Queenston Mining, Inc. (I)	5,100	25,059
Quest Capital Corp. (I)	18,000	21,042
Questerre Energy Corp. (I)	23,900	106,303
Redcorp Ventures, Ltd. (I)	9,000	0
Reitman’s Canada, Ltd.	5,776	86,733
Resin Systems, Inc. (I)	36,820	12,248
Resverlogix Corp. (I)	5,300	15,917
Richelieu Hardware, Ltd.	2,200	48,048
Rock Energy, Inc. (I)	373	1,418
RONA, Inc. (I)	13,109	197,968
Rubicon Minerals Corp. (I)	21,100	90,841
Russel Metals, Inc.	6,737	121,525
Samuel Manu-Tech, Inc.	3,200	12,591
Sandvine Corp. (I)	12,400	19,091
Savanna Energy Services Corp.	9,568	66,654
SEMAFO, Inc. (I)	31,200	143,220
Shawcor, Ltd., Class A	6,731	182,253
Sherritt International Corp.	23,900	168,767
Shore Gold, Inc. (I)	400	342
Sierra Wireless, Inc. (I)	3,750	30,864
Silver Standard Resources, Inc. (I)	8,391	142,030
Silvercorp Metals, Inc.	15,795	103,128
Softchoice Corp. (I)	2,000	16,537
Sprott Resource Corp.	6,160	24,764
Stantec, Inc. (I)	5,068	130,818
Stella-Jones, Inc.	700	17,922
Storm Exploration, Inc. (I)	3,762	43,083
Tanzanian Royalty Exploration Corp. (I)	10,900	45,477
Taseko Mines, Ltd. (I)	19,800	89,949
Tembec, Inc. (I)	7,330	7,593
The Churchill Corp. (I)	1,700	34,494
Theratechnologies, Inc. (I)	6,398	29,187
Thompson Creek Metals Co., Inc. (I)	16,072	221,024
Toromont Industries, Ltd.	6,593	189,795
Torstar Corp. (L)	7,600	46,227
Transcontinental, Inc.	8,965	104,203
Transglobe Energy Corp. (I)	8,300	32,105
Transition Therapeutics, Inc. (I)	3,200	8,455
Trican Well Service, Ltd.	14,500	187,830
Trinidad Drilling, Ltd.	16,500	112,593
Turnkey E&P, Inc. (I)	1,100	5
Uex Corp. (I)	14,600	14,569
Uni-Select, Inc.	2,200	60,238
Ur-Energy, Inc. (I)	10,200	8,337
Uranium One, Inc. (I)	55,113	160,279
UTS Energy Corp.	25,300	59,150
Vecima Networks, Inc. (I)	2,921	18,877
Vector Aerospace Corp. (I)	2,100	12,653
Vitran Corp., Inc. (I)	300	2,908
Wesdome Gold Mines, Ltd.	11,600	23,703
West Energy, Ltd. (I)	7,625	31,233
West Fraser Timber Company, Ltd.	3,755	130,686
Western Coal Corp.	25,500	90,396
Westport Innovations, Inc. (I)	3,900	54,671
Wi-LAN, Inc.	12,200	33,393

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Winpak, Ltd.	6,500	$52,818
Xceed Mortgage Corp. (I)	1,800	2,908
Xtreme Coil Drilling Corp.	6,548	33,605
Zarlink Semiconductor, Inc. (I)	200	327

		13,137,897
China - 0.21%
AAC Acoustic Technology Holdings, Inc.	80,000	124,748
Delong Holdings, Ltd. (I)	45,500	18,777
Epure International, Ltd.	79,000	45,218
Pacific Textile Holdings, Ltd.	65,000	42,295
Sinotrans Shipping, Ltd.	71,500	34,470

		265,508
Cyprus - 0.07%
ProSafe ASA	15,000	74,571
Prosafe Production Public, Ltd. (I)	8,635	16,809

		91,380
Denmark - 1.14%
ALK-Abello A/S	663	48,952
Alm. Brand Skadesforsikring A/S (I)	1,126	17,100
Ambu A/S	800	18,446
Auriga Industries	2,034	38,529
Bang & Olufsen AS (I)	4,791	53,520
Bavarian Nordic A/S (I)	1,471	45,762
BoConcept Holding A/S (I)	75	2,363
Brodrene Hartmann A/S (I)	800	14,275
Capinordic A/S (I)	9,300	2,636
D.S. Norden A/S	279	11,737
Dalhoff Larsen & Horneman A/S (I)	2,500	8,240
DFDS A/S (I)	319	23,237
DiBa Bank A/S (I)	550	5,632
East Asiatic Co Ltd A/S	1,821	51,991
Fionia Bank A/S (I)	1,250	0
Fluegger A/S	225	15,468
Genmab A/S	3,921	65,867
GN Store Nord A/S (I)	12,589	68,128
Greentech Energy Systems A/S (I)	6,004	19,227
Gronlandsbanken (I)	20	1,493
Harboes Bryggeri A/S	441	9,524
IC Companys A/S (I)	3,227	139,648
Jeudan A/S	352	28,371
Maconomy Corp. (I)	1,500	3,187
NeuroSearch A/S (I)	2,902	97,902
Nordjyske Bank A/S (I)	1,190	25,052
Ostjydsk Bank A/S (I)	160	11,149
Parken Sport & Entertainment A/S (I)	216	11,661
PER Aarsleff A/S	420	36,898
Pharmexa A/S (I)	10,600	1,302
Ringkjoebing Landbobank A/S (I)	485	53,243
Roskilde Bank A/S (I)	495	0
Satair A/S	591	23,363
Schouw & Company A/S	2,506	41,056
SimCorp A/S	500	88,238
Sjaelso Gruppen A/S (I)	2,935	4,780
Solar Holdings A/S	900	53,147
Spar Nord Bank A/S (I)	8,152	88,015
Sparbank Vest A/S (I)	275	5,060
Sydbank AS (I)	4,119	101,490
Thrane & Thrane A/S	800	19,914
TK Development A/S (I)	2,524	12,270
TopoTarget A/S (I)(L)	15,000	13,092
Vestjysk Bank A/S (I)	3,265	53,181

		1,434,146

The accompanying notes are an integral part of the financial statements.	120

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Finland - 2.97%
Ahlstrom Oyj	1,578	$24,688
Alma Media Oyj	7,542	77,002
Amer Sports Oyj	12,306	135,889
Aspo Oyj	2,534	23,808
Atria PLC	1,229	18,507
BasWare Oyj	299	7,165
Cargotec Corp. Oyj (L)	4,897	131,817
Cramo Oyj	3,712	62,481
Digia PLC	2,622	14,673
Elektrobit Corp. (I)	9,773	13,839
Etteplan Oyj	276	1,034
F-Secure Oyj	10,255	33,240
Finnair Oyj (I)	7,567	40,147
Finnlines Oyj (I)	2,378	23,781
Fiskars Corp.	6,119	101,146
HK Ruokatalo Oyj	5,218	66,860
Huhtamaki Oyj	9,309	101,404
Ilkka-Yhtyma Oyj	1,877	16,280
KCI Konecranes Oyj	6,939	190,740
Kemira Oyj (L)	8,209	137,100
Kesko Oyj	9,515	345,094
Lannen Tehtaat Oyj	930	21,908
Lassila & Tikanoja Oyj	3,716	76,850
Lemminkainen Oyj	775	24,747
M-real Oyj (I)	22,834	53,814
Nokian Renkaat Oyj (L)	8,380	210,281
Olvi Oyj	959	33,286
Oriola-KD Oyj	22,667	166,406
Orion Oyj, Series A	5,119	112,509
Orion Oyj, Series B	7,497	166,312
Outotec Oyj	4,469	129,480
Ponsse Oyj	1,465	14,025
Poyry Oyj	4,503	58,312
Raisio Oyj	15,131	57,675
Ramirent Oyj (I)	8,097	73,643
Rapala VMC Oyj	617	4,402
Ruukki Group Oyj (I)	20,289	56,352
Scanfil Oyj	3,082	12,002
Stockmann Oyj Abp, Series A (L)	1,949	63,685
Stockmann Oyj Abp, Series B	2,883	89,716
Tecnomen Oyj	10,173	12,189
Teleste Oyj	1,377	7,031
TietoEnator Oyj	7,664	172,000
Uponor Oyj	5,843	104,059
Vacon Oyj	1,063	40,383
Vaisala Oyj	1,483	42,667
YIT Oyj	16,640	358,646

		3,729,075
France - 4.33%
Ales Groupe SA	435	6,184
Alten SA (I)	2,039	55,316
Altran Technologies SA (I)(L)	11,249	52,625
April Group SA	1,609	50,827
Arkema	5,678	192,113
Assystem SA (I)	1,674	21,438
Avanquest Software SA (I)	1,218	6,169
Bacou Dalloz SA	519	33,461
Beneteau SA	3,926	64,739
Boiron SA	834	34,302
Bonduelle SCA	372	41,180
Bongrain SA (I)	645	47,382
Bourbon SA	4,224	142,727
Bull SA (I)	11,140	51,117
Canal Plus SA	6,204	49,371

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Carbone Lorraine SA	1,227	$39,733
Cegedim SA (I)	484	32,960
Cegid SA	599	16,313
Club Mediterranee SA (I)	2,192	34,350
Compagnie Plastic Omnium SA	1,369	42,318
Delachaux SA	877	46,428
Electricite de Strasbourg SA (I)	142	23,391
Esso SAF	269	33,573
Etablissements Maurel et Prom SA	8,680	128,346
Etam Developpement SA (I)	986	27,520
Euler Hermes SA	532	37,916
Euro Disney SCA (I)	3,416	19,125
Exel Industries SA	185	6,550
Faurecia (I)	2,795	48,651
Financiere Marc de Lacharriere SA	1,072	55,253
Fleury Michon SA	344	16,627
Gaumont SA	489	31,295
GFI Informatique SA	5,737	20,862
GIFI	408	28,779
GL Events SA	910	20,497
Groupe Steria SA (L)	2,691	75,623
Guerbet SA	180	22,158
Guyenne & Gascogne SA	699	60,179
Havas SA	36,780	150,535
Infogrames Entertainment SA (I)	3,415	18,371
Ingenico SA	3,004	71,579
Ipsos SA	2,092	72,637
Kaufman & Broad SA (I)	1,176	25,299
Korian (L)	1,818	46,056
Laurent-Perrier SA	374	28,975
Lisi SA	546	27,137
LVL Medical Groupe SA (I)	1,044	24,444
M6-Metropole Television	4,852	120,034
Maisons France Confort SA	510	19,087
Manitou BF SA (I)	1,754	21,950
Manutan SA	963	51,653
Marseill Tunnel Prado-Carena	219	8,245
Montupet SA (I)	553	2,823
Naturex	382	14,043
Neopost SA	2,583	209,555
Nexans SA	2,634	186,050
Nexity SA	2,770	101,734
Norbert Dentressangle SA	882	52,174
Orpea SA	2,078	86,008
Parrot SA (I)	453	7,098
Penauille Polyservices SA	7,713	30,432
Pierre & Vacances SA	562	38,197
Rallye SA	1,670	53,938
Remy Cointreau SA	2,071	98,724
Rhodia SA (I)	10,589	201,491
Robertet SA	258	27,315
Rubis SA	885	69,946
Saft Groupe SA	2,177	79,636
Samse SA	285	21,615
SEB SA	2,267	145,785
Sechilienne-Sidec SA	1,925	58,731
Societe Industrielle D’Aviations
Latecoere SA (I)	350	1,549
SOITEC (I)	8,025	105,427
Somfy SA	383	74,003
Sopra Group SA	529	37,820
SR Teleperformance SA	5,607	178,720
Stallergenes SA	813	65,197
Stef-TFE Group	993	57,062
Sucriere de Pithiviers-Le-Vieil SA	59	58,642

The accompanying notes are an integral part of the financial statements.	121

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Synergie SA	1,224	$30,349
Tessi SA	206	13,491
Theolia SA (I)	2,633	11,260
Toupargel-Agrigel SA	936	20,252
Trigano SA	2,853	59,015
UbiSoft Entertainment SA (I)	7,630	93,250
Union Financiere de France Banque SA	577	21,004
Valeo SA (I)	7,387	225,549
Viel & Compagnie SA	6,221	24,389
Vilmorin & Compagnie SA	383	38,531
Virbac SA	457	45,693
VM Materiaux SA	539	32,289
Vranken-Pommery Monopole Group SA	407	16,722
Wendel	2,640	148,226
Zodiac SA	4,062	185,128

		5,432,263
Germany - 5.15%
Aareal Bank AG (I)	3,814	79,332
Adlink Internet Media AG (I)	2,151	11,030
Agennix AG (I)	1,121	6,868
Amadeus Fire AG	724	16,850
Augusta Technologie AG	1,041	15,887
Baader Wertpapierhandelsbank AG	4,116	18,167
Balda AG (I)(L)	3,189	14,325
Bauer AG	995	44,924
Beate Uhse AG (I)	8,223	7,897
Bechtle AG	1,192	31,644
Bertrandt AG	519	14,865
Biotest AG	323	17,692
Boewe Systec AG (I)	126	960
Carl Zeiss Meditec AG (L)	3,844	61,888
Cenit AG (I)	2,140	14,800
CENTROTEC Sustainable AG (I)	1,362	22,258
Cewe Color Holding AG	730	25,252
Comdirect Bank AG	3,822	37,882
Conergy AG (I)(L)	12,524	12,631
Constantin Medien AG (I)	7,438	18,717
CropEnergies AG (I)	1,162	5,902
CTS Eventim AG	1,453	76,561
Curanum AG	4,385	15,813
D Logistics AG	4,397	6,615
DAB Bank AG	3,886	22,484
Data Modul AG	578	6,887
Demag Cranes AG	2,393	78,851
Deutsche Wohnen AG (I)	8,098	76,086
Deutz AG (I)	7,867	37,376
Douglas Holding AG	3,280	156,238
Drillisch AG (I)	6,749	47,526
Duerr AG	839	18,274
DVB Bank AG	110	3,730
Elexis AG	1,107	13,889
ElringKlinger AG	2,489	57,906
Evotec AG (I)	25,197	66,329
Fielmann AG	1,418	116,901
Freenet AG (I)	6,763	96,729
Fuchs Petrolub AG	538	44,756
Gerresheimer AG	3,315	102,442
Gerry Weber International AG	1,425	46,972
Gesco AG	414	21,813
GFK AG	1,781	63,718
GFT Technologies AG	2,486	10,996
Gildemeister AG	4,158	53,695
Grenkeleasing AG	1,123	44,491
Hamburger Hafen und Logistik AG	1,415	52,672

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Hawesko Holding AG	1,116	$36,471
Heidelberger Druckmaschinen AG (I)(L)	8,334	57,880
Indus Holding AG	1,427	23,700
Interseroh AG	294	19,208
Intershop Communications AG (I)(L)	2,654	6,139
IVG Immobilien AG (I)	9,797	74,006
IWKA AG (I)	2,786	39,442
Jenoptik AG (I)	5,019	31,080
KIZOO AG (I)	1,380	15,938
Kloeckner & Company SE (I)	5,255	122,262
Kontron AG	6,351	66,137
Krones AG (L)	1,517	79,744
KSB AG	73	47,381
KWS Saat AG	290	48,178
Lanxess AG	8,502	312,428
Leoni AG	3,001	56,835
Loewe AG	772	9,680
Manz Automation AG (I)	222	16,967
MasterFlex AG (I)	207	809
Mediclin AG	8,179	33,856
Medigene AG (I)	3,374	16,942
Medion AG	3,090	33,825
MLP AG	4,661	44,917
Mologen AG (I)	1,346	15,868
Morphosys AG (I)	2,360	50,110
MTU Aero Engines Holding AG	3,703	187,740
MVV Energie AG	1,283	54,481
Nemetschek AG (I)	1,050	26,152
Norddeutsche Affinerie AG	3,925	181,385
Nordex AG (I)	3,399	41,413
P&I Personal & Informatik AG	20	502
Pfeiffer Vacuum Technology AG	1,003	78,412
Pfleiderer AG (I)	3,609	27,404
Phoenix Solar Agphoenix Solar AG	220	8,634
Plambeck Neue Energien AG (I)	5,505	15,448
Praktiker Bau- und Heimwerkermaerkte AG	5,569	47,053
Premiere AG (I)	41,539	102,055
PVA TePla AG (I)	1,400	8,401
QSC AG (I)	10,874	23,888
R. Stahl AG	574	12,635
Rational AG	385	64,877
REpower Systems AG (I)	129	21,927
Rheinmetall AG	3,739	234,152
Rhoen-Klinikum AG	8,581	211,945
Roth & Rau AG (I)	692	23,228
Sartorius AG	997	22,383
Schlott Gruppe AG	185	1,031
SGL Carbon AG (I)(L)	4,960	135,831
SHB Stuttgarter Finanz & Beteiligungs AG	951	24,613
Singulus Technologies AG (I)	4,178	23,593
Sixt AG	755	24,264
Software AG	1,731	200,163
Solar Millennium AG (I)(L)	1,423	54,735
Solarworld AG (L)	5,654	78,223
Solon AG Fuer Solartechnik AG (I)	1,340	8,755
Stada Arzneimittel AG	7,066	245,327
Stratec Biomedical Systems AG	807	29,479
Symrise AG	10,225	217,969
Takkt AG	2,729	30,635
Technotrans AG (I)	258	1,776
Tognum AG	10,881	185,881
TUI AG (I)(L)	17,170	169,428
Versatel AG (I)	1,054	11,060
Vossloh AG	996	97,780
Wacker Construction Equipment AG	1,409	16,945

The accompanying notes are an integral part of the financial statements.	122

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Washtec AG (I)	1,640	$17,113
Wincor Nixdorf AG	3,979	269,674
Wire Card AG	8,598	103,417
Wuerttembergische Lebensversicherung AG	1,339	39,578

		6,460,709
Gibraltar - 0.06%
PartyGaming PLC (I)	15,798	73,086
Greece - 1.13%
Agricultural Bank of Greece SA (I)	21,674	48,865
Alapis Holding Industrial & Commercial SA	61,030	36,643
Anek Lines SA (I)	16,819	11,906
Athens Stock Exchange SA	6,411	60,192
Athens Water Supply and Sewage
Company SA	2,918	22,403
Bank of Attica SA (I)	9,882	18,069
Bank of Greece SA	2,122	123,843
Diagnostic & Therapeutic Center of Athens
Hygeia SA	10,955	22,223
Duty Free Shops SA	2,936	23,549
Emporiki Bank SA (I)	8,531	46,270
Euromedica SA (I)	1,362	7,790
Forthnet SA (I)	14,320	18,554
Fourlis SA	4,391	48,498
Frigoglass SA (I)	2,954	31,391
GEK Group of Companies SA	5,882	39,820
Geniki Bank SA (I)	21,225	18,561
Greek Postal Savings Bank SA (I)	7,491	39,087
Halcor SA (I)	12,007	18,001
Hansard Global PLC	11,952	33,990
Hellenic Technodomiki Tev SA	14,867	84,365
Heracles General Cement SA	5,225	35,744
Iaso SA	5,049	21,995
Intracom Holdings SA (I)	28,550	37,810
J&P-Avax SA	7,584	20,588
Lambrakis Press SA (I)	2,615	5,628
Marfin Financial Group SA Holdings (I)	46,194	108,548
Maritime Company of Lesvos SA (I)	26,037	0
Metka SA	2,434	35,277
Michaniki SA	5,586	6,860
Motor Oil Hellas Corinth Refineries SA	5,091	64,452
Mytilineos Holdings SA	8,401	46,840
Piraeus Port Authority SA	881	14,502
Sidenor Steel Products Manufacturing
Company SA (I)	4,142	19,154
Teletypos SA Mega Channel	4,590	22,480
Terna Energy SA	3,843	25,762
Thessaloniki Port Authority SA	488	7,956
Titan Cement Company SA	5,669	139,050
Viohalco SA	8,595	46,133

		1,412,799
Hong Kong - 3.15%
Alco Holdings, Ltd.	54,000	19,275
Allied Group, Ltd.	18,000	46,849
Allied Properties HK, Ltd. (I)	372,000	67,147
Asia Financial Holdings, Ltd.	66,000	25,103
Asia Satellite Telecom
Holdings Company, Ltd.	26,220	36,839
Associated International Hotels, Ltd. (I)	26,000	55,871
Beijing Enterprises Water Group, Ltd.	234,000	79,307
C C Land Holdings, Ltd.	196,000	75,539
C Y Foundation Group, Ltd. (I)	605,000	8,968
Cafe de Coral Holdings, Ltd.	40,000	89,883
Champion Technology Holdings, Ltd.	331,406	11,104

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Chen Hsong Holdings, Ltd.	40,000	$13,363
Chevalier International Holdings, Ltd.	16,000	13,196
China Metal International Holdings, Inc.	58,000	15,560
China Precious Metal Resources
Holdings Company, Ltd.	124,000	41,231
China Public Procurement, Ltd.	312,000	45,465
China Sci-Tech Holdings, Ltd. (I)	263,040	13,744
China Seven Star Shopping, Ltd. (I)	470,000	10,847
China WindPower Group, Ltd.	410,000	44,392
Chong Hing Bank, Ltd.	13,000	23,619
Chow Sang Sang Holdings, Ltd.	30,000	34,271
Chuang’s Consortium International, Ltd.	157,308	16,650
Citic 1616 Holdings, Ltd.	30,000	9,550
City Telecom HK, Ltd.	1,717	21,377
Cnnc International, Ltd.	35,000	35,012
Cross-Harbour Holdings, Ltd.	22,000	19,134
Dah Chong Hong Holdings, Ltd.	67,000	37,265
Dah Sing Banking Group, Ltd. (I)	33,600	44,516
Dah Sing Financial Group (I)	10,800	54,835
Daphne International Holdings, Ltd.	117,317	90,412
Dickson Concepts International, Ltd.	37,000	19,738
EganaGoldpfeil Holdings, Ltd. (I)	131,750	0
eSun Holdings, Ltd. (I)	113,000	15,151
Far East Consortium International, Ltd.	106,925	30,190
First Natural Foods Holdings, Ltd. (I)	375,000	0
First Sign International Holdings, Ltd.	46,000	63,079
Fubon Bank, Ltd.	46,000	19,207
G-resources Group, Ltd.	822,000	51,379
Galaxy Entertainment Group, Ltd.	105,000	40,242
Get Nice Holdings, Ltd.	246,000	16,169
Giordano International, Ltd.	199,708	62,695
Glorious Sun Enterprises, Ltd.	88,000	32,660
Golden Resorts Group, Ltd.	500,000	26,423
Great Eagle Holdings, Ltd.	38,000	107,247
Hang Fung Gold Technology, Ltd. (I)	310,000	0
Harbour Centre Development, Ltd.	37,500	30,418
Heng Tai Consumables Group, Ltd. (I)	110,250	10,381
HKR International, Ltd. (I)	44,000	17,646
Horsford Nominees, Ltd.	36,000	7,421
Hung Hing Printing Group, Ltd.	76,216	24,161
Hutchison Harbour Ring, Ltd.	174,000	24,230
Hutchison Telecommunications
International, Ltd. (I)	10,300	42,436
i-Cable Communications, Ltd. (I)	179,000	30,928
Imagi International Holdings, Ltd. (I)	175,000	2,850
Integrated Distribution Services Group, Ltd.	23,000	35,863
International Luk Fook Holdings, Ltd.	38,000	32,896
Jinhui Holdings, Ltd. (I)	42,000	15,052
Johnson Electric Holdings, Ltd. (I)	148,500	76,205
K Wah International Holdings, Ltd.	61,227	21,228
Keck Seng Investments, Ltd.	1,000	509
Kowloon Development Company, Ltd.	44,000	50,313
Lai Sun Development Company, Ltd. (I)	632,000	10,018
Lee & Man Holding, Ltd.	80,000	44,450
Lippo, Ltd.	31,250	10,592
Lung Kee Holdings, Ltd.	46,000	20,157
Matsunichi Communication Holdings, Ltd. (I)	89,000	40,143
Media Chinese International, Ltd.	30,000	5,218
Melco International Development (I)(L)	83,000	33,488
Midland Holdings, Ltd.	84,000	79,377
Miramar Hotel & Investment Company, Ltd.	8,000	8,348
Neo-neon Holdings Ltdneo-neon Holdings Ltd.	76,500	59,062
Norstar Founders Group, Ltd. (I)	168,000	15,800
Pacific Andes International Holdings, Ltd.	218,000	39,394
Pacific Basin Shipping, Ltd.	216,000	172,375

The accompanying notes are an integral part of the financial statements.	123

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Pacific Century Premium
Developments, Ltd. (I)	111,000	$32,048
Paliburg Holdings, Ltd.	71,380	25,595
PCCW, Ltd.	418,000	115,820
Peace Mark Holdings, Ltd. (I)	180,000	0
Petroasian Energy Holdings, Ltd.	284,000	40,294
Phoenix Satellite Television Holdings, Ltd.	174,000	39,910
Pico Far East Holdings, Ltd.	126,000	23,563
Polytec Asset Holdings, Ltd.	210,000	42,241
Public Financial Holdings, Ltd.	36,000	17,535
PYI Corp., Ltd. (I)	801	37
Regal Hotels International Holdings, Ltd.	83,200	29,908
Rising Development Holdings	104,000	38,326
Road King Infrastructure, Ltd.	24,000	17,637
Sa Sa International Holdings, Ltd.	62,000	42,395
SEA Holdings, Ltd.	52,000	24,476
Shell Electric Manufacturing Company, Ltd.	36,000	23,888
Shui On Construction & Materials, Ltd.	22,000	30,903
Shun Tak Holdings, Ltd.	102,000	54,434
Singamas Container Holdings, Ltd. (I)	180,000	29,006
Sino-tech International Holdings, Ltd.	420,000	37,352
Smartone Telecommunications Holdings, Ltd.	35,500	29,731
Stella International Holdings, Ltd.	26,000	53,598
Sun Hung Kai & Company, Ltd.	55,000	45,034
Superb Summit International Timber
Company, Ltd. (I)	378,000	12,908
Tack Fat Group International, Ltd. (I)	200,000	0
TAI Cheung Holdings, Ltd.	49,000	28,301
TAK Sing Alliance Holdings, Ltd.	94,000	13,690
Tan Chong International, Ltd.	63,000	11,220
TCC International Holdings, Ltd. (I)	53,444	21,283
Techtronic Industries Company, Ltd.	143,500	109,854
Television Broadcasting Company, Ltd.	1,000	4,554
Texwinca Holdings, Ltd.	37,961	34,092
Titan Petrochemicals Group, Ltd. (I)	600,000	22,821
Transport International Holdings, Ltd.	29,200	84,469
USI Holding Corp.	38,000	10,980
Value Partners Group, Ltd.	58,000	41,632
Vitasoy International Holdings, Ltd.	112,000	75,115
Wai Kee Holdings, Ltd. (I)	72,000	15,710
Wheelock Properties, Ltd.	70,000	41,767
Wing On Company International, Ltd.	17,000	22,733
Xinyi Glass Holdings Company, Ltd.	76,000	58,672

		3,948,995
Ireland - 0.89%
AER Lingus Group PLC (I)	25,626	19,719
C&C Group PLC	32,642	120,463
C&C Group PLC - London Exchange	902	3,342
DCC PLC	9,371	245,694
FBD Holdings PLC	4,678	36,508
Fyffes PLC	29,278	17,543
Glanbia PLC (I)	12,263	42,257
Grafton Group PLC (I)	22,961	75,002
IFG Group PLC	19,878	33,833
Independent News & Media PLC	58,384	7,072
Irish Continental Group PLC (I)	2,561	50,744
Irish Life & Permanent Group Holdings PLC	30,577	114,571
Kenmare Resources PLC	114,460	38,808
Kingspan Group PLC (I)	13,554	92,289
McInerney Holdings PLC (I)	20,779	5,093
Paddy Power PLC	4,237	134,134
United Drug PLC	26,909	83,176

		1,120,248

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy - 3.15%
Acea SpA	7,361	$74,812
Acegas-APS SpA	2,167	11,209
Actelios SpA	1,929	9,060
Aedes SpA (I)	6,455	2,064
Amplifon SpA (I)	8,041	40,195
Ansaldo STS SpA	6,306	121,543
Astaldi SpA	5,883	40,130
Autogrill SpA (I)	10,036	124,620
Azimut Holding SpA	14,547	167,653
Banca Finnat Euramerica SpA	10,675	8,192
Banca Generali SpA	10,115	94,630
Banca IFIS SpA	3,252	30,775
Banca Intermobiliare SpA (I)	14,093	75,213
Banca Popolare dell’Etruria e del Lazio SpA	8,572	46,181
Banca Popolare di Milano SpA	37,799	222,967
Banca Profilo SpA (I)	23,984	19,144
Banco di Desio e della Brianza SpA	4,149	22,514
Benetton Group SpA	200	3,140
Benetton Group SpA	6,078	48,246
Brembo SpA	3,286	19,968
Bulgari SpA (L)	15,798	122,220
Caltagirone Editore SpA	5,211	13,182
Caltagirone SpA	3,553	10,571
Cementir SpA	6,234	25,251
CIR-Compagnie Industriali Riunite SpA (I)	40,078	83,650
Credito Artigiano SpA	23,255	57,875
Credito Bergamasco SpA	711	22,458
Credito Emiliano SpA (I)	9,807	64,297
Danieli & C Officine Meccaniche SpA	1,785	40,974
Davide Campari Milano SpA	12,758	131,235
De Longhi SpA	18,320	75,559
DiaSorin SpA	2,212	74,019
Digital Multimedia Technologies SpA (I)	1,056	25,275
EEMS Italia SpA (I)	5,583	8,635
ERG SpA	5,330	67,115
Esprinet SpA	2,846	29,204
Eurotech SpA (I)	3,019	10,129
Fastweb SpA (I)	1,771	32,963
Fiera Milano SpA	2,228	12,577
Gemina SpA (I)	51,524	44,538
Geox SpA	7,878	53,846
Gewiss SpA	8,858	33,057
GreenergyCapital SpA	175	238
Gruppo Beghelli SpA	11,564	10,690
Gruppo Coin SpA (I)	8,302	53,687
Gruppo Editoriale L’Espresso SpA (I)	19,434	56,491
Hera SpA	55,937	126,701
Immsi SpA (I)	20,642	23,562
Impregilo SpA	32,104	95,942
Indesit Co. SpA (I)	4,379	51,486
Industria Macchine Automatiche SpA	1,088	19,540
Interpump SpA (I)	7,154	35,962
Iride SpA	27,130	47,860
Italmobiliare SpA (I)	787	29,060
Juventus Football Club SpA (I)	8,911	10,476
KME Group SpA	26,355	12,900
Maire Tecnimont SpA	17,000	52,814
Marr SpA	3,721	30,515
Milano Assicurazioni SpA	25,516	68,039
Mondadori (Arnoldo) Editore SpA (I)	12,390	46,728
Nice SpA	3,458	11,956
Panariagroup Industrie Ceramiche SpA	3,544	8,975
Piccolo Credito Valtellinese SCRL	22,405	145,610
Pirelli & C Real Estate SpA (I)	5,311	2,797
Premafin Finanziaria SpA (I)	26,879	36,599

The accompanying notes are an integral part of the financial statements.	124

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Recordati SpA	9,506	$71,317
Risanamento SpA (I)	13,318	6,747
Sabaf SpA	962	20,994
Safilo Group SpA (I)(L)	22,079	9,163
Saras SpA	6,296	14,459
Save SpA	3,345	28,921
Seat Pagine Gialle SpA (I)	2,391	515
Snai SpA (I)	8,592	26,158
Societa Iniziative Autostradali e Servizi SpA	6,448	55,293
Societa’ Cattolica di Assicurazioni SCRL (I)	5,185	154,537
Socotherm SpA (I)	2,703	5,245
Sogefi SpA (I)	7,700	21,597
Sol SpA	6,441	35,077
Sorin SpA (I)	67,066	126,102
Stefanel SpA (I)	22,945	9,309
Telecom Italia Media SpA (I)	235,483	25,682
Tod’s SpA	1,162	75,863
Trevi Finanziaria SpA	2,918	45,718
Vianini Lavori SpA	4,074	23,465

		3,955,676
Japan - 22.85%
Accordia Golf Company, Ltd.	49	51,547
Achilles Corp.	20,000	31,337
Adeka Corp.	8,891	82,704
Aderans Company, Ltd.	4,600	54,708
Advanex, Inc. (I)	2,000	1,373
Aeon Delight Company, Ltd.	1,500	20,520
AI Holdings Corp.	4,300	13,595
Aica Kogyo Company, Ltd.	5,400	57,047
Aichi Bank, Ltd.	1,300	95,816
Aichi Machine Industry Company, Ltd.	7,000	26,848
Aichi Steel Corp.	10,000	41,279
Aichi Tokei Denki Company, Ltd.	6,000	17,083
Aida Engineering, Ltd.	7,500	24,889
Aiphone Company, Ltd.	1,900	33,182
Aisan Industry Company, Ltd.	3,200	26,352
Akebono Brake Industry Company, Ltd. (I)	5,100	24,958
Akita Bank, Ltd.	21,000	83,776
Aloka Company, Ltd.	1,800	12,557
Alpen Company, Ltd.	1,700	26,705
Alpha Corp.	1,000	9,093
Alpha Systems, Inc.	600	10,243
Alpine Electronics, Inc. (I)	4,115	49,647
Alps Electric Company, Ltd. (I)	17,000	99,943
Alps Logistics Company, Ltd.	2,000	18,909
Amano Corp.	5,900	51,776
Ando Corp.	10,000	13,051
Anest Iwata Corp.	6,000	20,590
Anritsu Corp. (I)	10,297	38,103
AOC Holdings, Inc.	3,400	18,422
AOKI Holdings, Inc.	3,200	38,169
Aomori Bank, Ltd.	16,000	39,469
Aoyama Trading Company, Ltd.	6,300	102,973
Arakawa Chemical Industries, Ltd.	1,700	19,085
Arcs Company, Ltd.	3,200	43,718
Arealink Company, Ltd. (I)	70	3,488
Ariake Japan Company, Ltd.	2,100	32,468
Arisawa Manufacturing Company, Ltd.	3,200	22,409
Aronkasei Company, Ltd.	4,000	16,756
Art Corp.	1,300	20,096
As One Corp.	1,500	27,627
Asahi Diamond Industrial Company, Ltd.	7,000	52,521
Asahi Holdings, Inc.	2,200	34,136

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Asahi Organic Chemicals
Industry Company, Ltd.	8,000	$18,626
Asahi Tec Corp. (I)	45,000	10,632
ASATSU-DK, Inc.	4,800	93,054
ASKA Pharmaceutical Company, Ltd.	3,000	21,844
ASKUL Corp.	2,200	40,214
Asunaro Aoki Construction Company, Ltd.	4,000	20,260
Atom Corp. (I)	12,300	31,979
Atsugi Company, Ltd.	22,000	27,719
Autobacs Seven Company, Ltd.	4,500	133,064
Avex Group Holdings, Inc.	5,000	46,226
Awa Bank, Ltd.	24,000	133,399
Azel Corp. (I)	17,000	0
Bando Chemical Industries, Ltd.	9,000	26,892
Bank of Iwate, Ltd.	1,600	90,681
Bank of Nagoya, Ltd.	18,000	68,769
Bank of Okinawa, Ltd.	1,988	77,934
Bank of Saga, Ltd.	17,000	47,456
Bank of the Ryukyus, Ltd.	3,700	41,289
Best Denki Company, Ltd.	6,500	15,503
BIC Camera, Inc.	98	33,581
BML, Inc.	1,500	38,515
Bookoff Corp.	2,100	21,324
Bunka Shutter Company, Ltd.	6,000	17,282
CAC Corp.	2,100	14,412
Calsonic Kansei Corp. (I)	17,000	43,108
Canon Electronics, Inc.	1,800	37,946
Canon Finetech, Inc.	1,800	28,172
Capcom Company, Ltd.	6,700	114,401
Catena Corp.	4,600	10,145
Cawachi, Ltd.	2,200	44,136
Central Glass Company, Ltd.	18,432	84,562
Century Tokyo Leasing Corp.	5,700	79,014
Chiba Kogyo Bank, Ltd. (I)	3,500	26,267
Chiyoda Company, Ltd.	3,000	36,640
Chofu Seisakusho Company, Ltd.	2,300	55,071
Chori Company, Ltd.	23,000	25,930
Chubu Shiryo Company, Ltd.	3,000	27,009
Chudenko Corp.	3,100	39,294
Chuetsu Pulp & Paper Company, Ltd.	10,000	18,223
Chugai Mining Company, Ltd. (I)	34,900	14,529
Chugai Ro Company, Ltd.	8,000	21,863
Chugoku Marine Paints, Ltd.	6,000	38,726
Chukyo Bank, Ltd.	12,000	36,059
Chuo Denki Kogyo Company, Ltd.	2,000	13,273
Chuo Gyorui Company, Ltd.	3,000	6,247
Circle K Sunkus Company, Ltd.	4,400	55,200
CKD Corp.	5,700	43,722
CMK Corp. (I)	4,000	27,700
Coca-Cola Central Japan Company, Ltd.	2,100	25,877
Cocokara fine Holdings, Inc.	1,430	24,301
Colowide Company, Ltd. (L)	4,500	26,789
Columbia Music Entertainment, Inc. (I)(L)	29,000	9,785
Commuture Corp.	2,000	11,431
Computer Engineering & Consulting, Ltd.	1,500	7,729
Corona Corp.	900	11,431
Cosel Company, Ltd.	3,100	42,052
CSK Corp. (I)	9,100	39,292
Cybozu, Inc.	45	17,444
D.G. Roland Corp.	1,400	20,399
Dai Nippon Toryo Company, Ltd. (I)	12,000	12,283
Dai-Dan Company, Ltd.	5,000	25,144
Daidoh, Ltd.	2,500	19,353
Daiei, Inc. (I)(L)	5,900	19,542
Daifuku Company, Ltd.	8,500	62,903

The accompanying notes are an integral part of the financial statements.	125

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Daihen Corp.	10,000	$43,307
Daiho Corp. (I)	10,000	7,872
Daiichi Chuo Kisen Kaisha, Ltd. (I)(L)	12,000	31,826
Daiichi Jitsugyo Company, Ltd.	6,000	14,919
Daiki Aluminium Industry Company, Ltd. (I)	5,000	10,815
Daiko Clearing Services Corp.	3,000	12,690
Daikoku Denki Company, Ltd.	1,600	28,430
Daikyo, Inc. (I)	19,144	35,379
Daimei Telecom Engineering Corp.	4,000	28,623
Dainichi Company, Ltd.	2,100	14,711
Dainippon Ink & Chemicals, Inc.	62,000	129,013
Dainippon Screen Manufacturing
Company, Ltd. (I)	29,000	132,648
Daio Paper Corp.	8,000	63,994
Daisan Bank, Ltd. (I)	18,000	50,830
Daiseki Company, Ltd.	2,900	56,933
Daiso Company, Ltd.	8,000	20,517
Daisyo Corp.	1,100	14,397
Daiwa Industries, Ltd.	5,000	23,236
Daiwabo Holdings Company, Ltd.	13,000	26,227
DCM Japan Holdings Company, Ltd.	9,520	54,840
Denki Kogyo Company, Ltd.	7,000	35,477
Denyo Company, Ltd.	3,100	23,335
Descente, Ltd.	5,000	27,234
Doshisha Company, Ltd.	1,000	23,962
Doutor Nichires Holdings Company, Ltd.	3,293	42,097
Dr Ci:Labo Company, Ltd.	20	44,556
DTS Corp.	2,700	26,766
Duskin Company, Ltd.	7,700	142,719
Dwango Company, Ltd. (L)	14	24,282
Dydo Drinco, Inc.	1,300	43,668
E-Access, Ltd. (L)	136	109,995
Earth Chemical Company, Ltd.	1,500	44,369
EDION Corp. (L)	8,400	88,679
Ehime Bank, Ltd.	15,253	42,742
Eighteenth Bank, Ltd.	19,000	56,091
Eiken Chemical Company, Ltd.	1,600	14,448
Eizo Nanao Corp.	1,600	39,040
Enplas Corp.	1,800	32,967
Espec Corp.	2,400	16,013
Exedy Corp.	3,100	69,111
F&A Aqua Holdings, Inc.	2,900	29,721
Falco Biosystems, Ltd.	1,500	14,511
Fancl Corp.	2,700	54,705
FCC Company, Ltd.	3,100	61,887
FDK Corp. (I)	21,000	30,463
Foster Electric Company, Ltd. (L)	2,100	52,797
FP Corp.	1,200	56,372
France Bed Holdings Company, Ltd.	14,000	20,333
Fudo Tetra Corp. (I)	13,700	8,473
Fuji Company, Ltd.	1,600	30,774
Fuji Corp., Ltd.	2,600	9,285
Fuji Kosan Company, Ltd. (I)	11,000	8,289
Fuji Kyuko Company, Ltd.	8,000	40,478
Fuji Oil Company, Ltd.	6,000	93,677
Fuji Seal International, Inc.	2,400	49,329
Fuji Software ABC, Inc.	2,200	36,907
Fujibo Holdings, Inc.	9,000	14,576
Fujicco Company, Ltd.	3,000	35,688
Fujikura Kasei Company, Ltd.	3,400	16,292
Fujita Kanko, Inc.	8,000	32,109
Fujitec Company, Ltd.	8,000	42,838
Fujitsu Frontech, Ltd.	2,000	15,522
Fujitsu General, Ltd.	7,000	28,884
Fujiya Company, Ltd. (I)(L)	16,000	37,132

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Fukui Bank, Ltd.	34,188	$113,157
Fukushima Bank, Ltd. (I)	23,000	12,936
Fumakilla, Ltd.	3,000	15,300
Funai Consulting Company, Ltd.	3,100	17,685
Furukawa Battery Company, Ltd.	1,231	9,967
Furukawa Company, Ltd.	26,000	28,941
Fuso Pharmaceutical Industries, Ltd.	8,000	25,834
Futaba Corp.	3,557	62,123
Futaba Industrial Company, Ltd. (I)	5,600	41,119
Fuyo General Lease Company, Ltd.	1,700	47,319
Gakken Company, Ltd.	6,000	14,716
Gecoss Corp.	4,000	17,553
Geo Corp.	33	34,723
GLOBERIDE, Inc.	10,000	11,700
GMO Internet, Inc.	5,300	19,913
Godo Steel, Ltd.	12,000	26,046
Goldcrest Company, Ltd.	1,810	51,615
Green Hospital Supply, Inc.	21	11,882
GSI Creos Corp. (I)	11,000	12,623
Gulliver International Company, Ltd.	480	20,409
Gun-Ei Chemical Industry Company, Ltd.	6,000	13,571
Gunze, Ltd.	17,000	60,992
H20 Retailing Corp.	14,000	92,730
Hakuto Company, Ltd.	1,500	14,429
Hakuyosha Company, Ltd.	5,000	14,245
Hanwa Company, Ltd.	20,000	79,404
Harashin Narus Holdings Company, Ltd.	2,000	23,410
Haruyama Trading Company, Ltd.	2,700	11,768
Hayashikane Sangyo Company, Ltd. (I)	4,000	5,174
Hazama Corp.	10,600	9,421
Heiwa Corp.	3,500	36,777
Heiwa Real Estate Company, Ltd.	14,500	45,326
Heiwado Company, Ltd.	3,200	40,901
Hibiya Engineering, Ltd.	3,500	30,528
Higashi-Nippon Bank, Ltd.	17,000	33,084
Hikari Tsushin, Inc.	2,900	50,699
HIS Company, Ltd.	2,100	37,821
Hitachi Cable, Ltd.	17,000	43,580
Hitachi Koki Company, Ltd.	4,800	50,039
Hitachi Kokusai Electric, Inc.	5,000	46,317
Hitachi Medical Corp.	2,000	16,212
Hitachi Tool Engineering, Ltd.	2,500	24,163
Hitachi Zosen Corp. (I)	76,500	107,529
Hogy Medical Company, Ltd.	1,200	61,206
Hokkan Holdings, Ltd.	7,000	18,841
Hokuetsu Bank, Ltd.	22,000	36,386
Hokuetsu Paper Mills, Ltd.	12,000	58,586
Hokuriku Electric Industry Company, Ltd.	7,000	12,439
Hokuto Corp.	1,900	40,113
Horiba, Ltd.	3,192	85,999
Hosiden Corp.	5,700	68,568
Howa Machinery, Ltd. (I)	20,000	10,572
I Metal Technology Company, Ltd. (I)	4,000	4,928
IBJ Leasing Company, Ltd.	1,600	28,922
Ichikoh Industries, Ltd. (I)	6,000	9,381
Ichiyoshi Securities Company, Ltd.	4,500	29,814
ICOM, Inc.	1,000	26,261
IDEC Corp.	2,900	23,913
Iida Home Maxiida Home Max	2,800	45,952
Iino Kaiun Kaisha, Ltd.	8,100	44,553
Imperial Hotel, Ltd.	2,200	40,357
Inaba Denki Sangyo Company, Ltd.	1,500	34,750
Inaba Seisakusho Company, Ltd.	1,900	18,424
Inageya Company, Ltd.	5,000	53,515
Ines Corp.	3,700	26,097

The accompanying notes are an integral part of the financial statements.	126

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Inui Steamship Company, Ltd.	2,300	$17,769
Invoice, Inc. (I)	1,133	17,372
Ise Chemical Corp.	3,000	16,298
Iseki & Company, Ltd. (I)(L)	17,000	49,492
Ishihara Sangyo Kaisha, Ltd. (I)	34,000	27,100
Ishii Hyoki Company, Ltd.	1,000	12,592
Itochu Enex Company, Ltd.	6,800	33,196
Itochu-Shokuhin Company, Ltd.	600	20,027
Itoham Foods, Inc.	14,000	52,515
Iwasaki Electric Company, Ltd. (I)	6,000	8,907
Iwatani International Corp.	17,000	48,594
Izumiya Company, Ltd.	7,773	35,365
J-Oil Mills, Inc.	8,000	25,117
Jalux, Inc.	1,500	12,557
Jamco Corp.	3,000	15,196
Japan Airport Terminal Company, Ltd.	3,000	45,282
Japan Aviation Electronics Industry, Ltd.	6,000	42,257
Japan Cash Machine Company, Ltd.	1,800	15,608
Japan Digital Laboratory Company, Ltd.	2,400	25,754
Japan Pulp & Paper Company, Ltd.	10,000	35,334
Japan Radio Company, Ltd.	13,000	24,702
Japan Transcity Corp., Ltd.	8,000	23,131
Japan Vilene Company, Ltd.	3,000	13,806
Japan Wool Textile Company, Ltd.	6,000	39,492
Jastec Company, Ltd.	2,100	11,837
Jeol, Ltd.	8,000	28,697
JFE Shoji Holdings, Inc.	12,000	41,424
JK Holdings Company, Ltd.	3,600	13,364
Joban Kosan Company, Ltd.	8,000	12,244
Joshin Denki Company, Ltd.	5,000	44,674
Juki Corp. (I)	19,000	25,922
Juroku Bank, Ltd.	34,000	135,395
JVC KENWOOD Holdings, Ltd. (I)	64,281	28,288
kabu.com Securities Company, Ltd.	41	41,170
Kabuki-Za Co., Ltd.	1,000	40,070
Kadokawa Holdings, Inc.	1,800	42,753
Kaga Electronics Company, Ltd.	2,700	27,372
Kagawa Bank, Ltd.	7,000	23,427
Kakaku.com, Inc.	18	70,462
Kaken Pharmaceutical Company, Ltd.	7,000	62,112
Kameda Seika Company, Ltd.	1,900	35,704
Kamei Corp.	3,000	14,260
Kanaden Corp.	4,000	19,224
Kanagawa Chuo Kotsu Company, Ltd.	6,000	34,174
Kanamoto Company, Ltd.	3,000	13,402
Kandenko Company, Ltd.	1,000	6,309
Kanematsu Corp. (I)	37,000	28,710
Kanematsu Electronics, Ltd.	2,300	20,781
Kanto Auto Works, Ltd.	3,400	24,617
Kanto Denka Kogyo Company, Ltd.	5,000	35,470
Kanto Natural Gas Development, Ltd.	4,000	20,746
Kanto Tsukuba Bank, Ltd. (I)	5,800	17,811
Kasumi Company, Ltd.	5,100	26,109
Katakura Industries Company, Ltd.	3,100	28,585
Kato Sangyo Company, Ltd.	1,800	29,575
Kato Works Company, Ltd.	5,000	8,490
Kawai Musical Instruments
Manufacturing Company, Ltd.	11,000	17,609
Kawasumi Laboratories, Inc.	2,000	12,950
Kayaba Industry Company, Ltd. (I)	16,000	52,684
Keihin Company, Ltd. (I)	10,000	11,027
Keihin Corp.	4,100	71,603
Keiyo Company, Ltd. (L)	4,600	22,898
Kenedix, Inc. (I)	99	28,591
Kentucky Fried Chicken Japan, Ltd.	1,000	18,877

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
KEY Coffee, Inc.	2,000	$35,336
Kimura Chemical Plants Company, Ltd.	1,900	17,902
Kinki Nippon Tourist Company, Ltd. (I)	12,000	9,464
Kinki Sharyo Company, Ltd. (L)	3,000	20,411
Kintetsu World Express, Inc.	2,000	51,757
Kisoji Company, Ltd.	1,800	38,601
Kissei Pharmaceutical Company, Ltd.	3,000	63,054
Kita-Nippon Bank, Ltd.	900	24,688
Kitagawa Iron Works Company, Ltd.	12,000	13,093
Kitano Construction Corp.	8,000	18,561
Kitz Corp.	9,000	46,672
Kiyo Holdings, Inc.	71,395	92,380
Koa Corp.	4,200	40,018
Koatsu Gas Kogyo Company, Ltd.	3,000	17,316
Kohnan Shoji Company, Ltd.	3,300	37,420
Koike Sanso Kogyo Company, Ltd.	5,000	13,234
Kokuyo Company, Ltd.	8,973	68,043
Komatsu Wall Industry Company, Ltd.	1,200	13,126
Komori Corp.	6,224	69,595
Konaka Company, Ltd.	4,600	16,735
Kondotec, Inc.	1,600	10,342
Konishi Company, Ltd.	2,600	27,855
Kosaido Company, Ltd. (I)	2,300	4,616
Kosei Securities Company, Ltd.	10,000	10,679
Kumagai Gumi Company, Ltd. (I)	18,000	11,334
Kumiai Chemical Industry Company, Ltd.	4,000	12,101
Kura Corp.	10	31,140
Kurabo Industries, Ltd.	18,000	32,191
Kureha Corp.	13,000	60,975
Kuroda Electric Company, Ltd.	3,600	50,125
Kyoden Company, Ltd.	7,000	9,152
Kyodo Printing Company, Ltd.	9,000	25,309
Kyoei Steel, Ltd.	1,700	31,265
Kyoei Tanker Company, Ltd.	5,000	11,553
Kyokuto Kaihatsu Kogyo Company, Ltd.	3,400	11,436
Kyokuyo Company, Ltd.	11,000	24,137
Kyorin Company, Ltd.	5,000	75,031
Kyoritsu Maintenance Company, Ltd.	1,500	21,842
Kyoto Kimono Yuzen Company, Ltd.	1,500	14,410
Kyowa Exeo Corp.	8,000	67,957
Kyowa Leather Cloth Company, Ltd.	200	696
Kyudenko Corp.	5,000	29,430
Life Corp.	4,600	78,597
Livedoor Auto Company, Ltd. (I)	29,500	9,625
Macnica, Inc.	1,200	20,101
Maeda Corp.	13,000	40,649
Maeda Road Construction Company, Ltd.	7,000	59,321
Maezawa Kasei Industries Company, Ltd.	2,000	18,003
Maezawa Kyuso Industries Company, Ltd.	1,600	23,145
Makino Milling Machine Company, Ltd. (I)	11,575	59,455
Mandom Corp.	1,670	46,787
Mars Engineering Corp.	1,500	29,176
Marubun Corp.	2,200	12,516
Marudai Food Company, Ltd.	13,000	38,903
Maruei Department Store Company, Ltd.	7,000	8,980
Maruetsu, Inc.	7,000	29,428
Maruha Group, Inc.	39,815	56,442
Marusan Securities Company, Ltd.	6,861	39,587
Maruwa Company, Ltd.	800	18,592
Maruyama Manufacturing Company, Inc. (I)	7,000	11,963
Maruzen Showa Unyu Company, Ltd.	7,000	22,842
Maspro Denkoh Corp.	1,900	17,143
Matsuda Sangyo Company, Ltd.	2,020	34,797
Matsuya Company, Ltd. (I)(L)	3,300	28,322
Max Company, Ltd.	5,000	52,262

The accompanying notes are an integral part of the financial statements.	127

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Maxvalu Tokai Company, Ltd.	2,000	$23,160
MEC Company, Ltd.	2,400	14,493
Megachips Corp.	1,900	25,128
Megmilk Snow Brand Company, Ltd. (I)	3,900	61,318
Meidensha Corp. (L)	17,086	75,492
Meiji Shipping Company, Ltd.	3,900	18,377
Meitec Corp.	2,700	49,391
Meito Sangyo Company, Ltd.	900	12,700
Meiwa Estate Company, Ltd. (I)	3,300	15,514
Michinoku Bank, Ltd.	16,000	32,088
Mikuni Coca-Cola Bottling Company, Ltd.	4,000	31,601
Mikuni Corp.	1,000	1,260
Milbon Company, Ltd.	1,000	23,038
Mimasu Semiconductor
Industry Company, Ltd.	2,100	25,410
Minato Bank, Ltd. (I)	24,000	31,632
Ministop Company, Ltd.	1,900	21,979
Mitani Corp.	2,500	14,237
Mito Securities Company, Ltd. (I)	6,000	14,123
Mitsubishi Kakoki Kaisha, Ltd.	7,000	18,107
Mitsubishi Paper Mills, Ltd.	29,387	34,050
Mitsubishi Pencil Company, Ltd.	2,300	31,859
Mitsubishi Steel Manufacturing
Company, Ltd. (I)	20,000	34,272
Mitsuboshi Belting Company, Ltd.	9,000	39,587
Mitsui High-Tec, Inc. (I)	3,200	25,484
Mitsui Knowledge Industry Company, Ltd.	104	17,650
Mitsui Mining Company, Ltd.	27,500	35,261
Mitsui Sugar Company, Ltd.	10,000	37,484
Mitsui-Soko Company, Ltd.	11,000	41,158
Mitsumura Printing Company, Ltd.	4,000	13,604
Mitsuuroko Company, Ltd.	4,000	28,848
Miura Company, Ltd.	2,900	76,307
Miyazaki Bank, Ltd.	21,000	65,589
Miyoshi Oil & Fat Company, Ltd.	7,000	11,108
Mizuho Investors Securities Company, Ltd. (I)	47,000	48,616
Mizuno Corp.	10,000	45,847
Mochida Pharmaceutical Company, Ltd.	7,000	68,368
Modec, Inc.	1,500	26,714
Monex Group, Inc.	113	54,160
Mori Seiki Company, Ltd.	7,900	83,336
Morinaga & Company, Ltd. (L)	25,000	57,949
Morinaga Milk Industry Company, Ltd.	18,000	74,931
Morita Corp.	3,000	13,080
MOS Food Services, Inc.	2,500	42,577
Moshi Moshi Hotline, Inc.	2,150	42,963
Mr. Max Corp.	3,200	14,295
Musashi Seimitsu Industry Company, Ltd.	700	13,307
Musashino Bank, Ltd.	4,900	138,380
Mutoh Holdings Company, Ltd. (I)	8,000	12,709
Nachi-Fujikoshi Corp. (I)	21,000	59,271
Nagano Bank, Ltd.	2,000	4,049
Nagatanien Company, Ltd.	2,000	19,495
Nakamuraya Company, Ltd.	6,000	30,860
Nakayama Steel Works, Ltd.	11,000	15,868
NEC Electronics Corp. (I)	4,400	42,935
NEC Fielding, Ltd.	1,900	25,631
NEC Leasing, Ltd.	2,000	27,565
NEC Mobiling, Ltd.	1,200	30,416
NEC Networks & System Integration Corp.	1,800	21,324
Net One Systems Company, Ltd.	50	52,404
Netmarks, Inc. (I)	29	4,962
Neturen Company, Ltd.	4,500	26,830
New Tachikawa Aircraft Company, Ltd.	700	40,563
Nice Corp. (I)	4,000	8,369

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nichia Steel Works, Ltd.	4,000	$9,327
Nichias Corp. (I)	12,000	51,949
Nichicon Corp.	6,273	69,219
Nichiha Corp. (I)	3,100	22,734
Nichii Gakkan Company, Ltd.	4,700	43,933
NICHIREI Corp.	27,000	103,986
Nichireki Company, Ltd.	1,000	4,098
Nidec Copal Corp.	1,800	24,372
Nidec Servo Corp.	4,000	20,820
Nidec Tosok Corp.	1,500	23,396
Nifco, Inc.	4,404	99,247
Nihon Chouzai Company, Ltd.	540	14,849
Nihon Dempa Kogyo Company, Ltd.	2,000	42,017
Nihon Eslead Corp.	2,000	16,168
Nihon Kohden Corp.	3,500	60,619
Nihon Nohyaku Company, Ltd.	3,000	16,439
Nihon Parkerizing Company, Ltd.	5,000	63,798
Nihon Unisys, Ltd.	5,900	35,303
Nihon Yamamura Glass Company, Ltd.	13,000	43,137
Nikkiso Company, Ltd.	5,000	31,218
Nikko Company, Ltd.	5,000	12,164
Nippo Corp.	6,000	47,250
Nippon Beet Sugar
Manufacturing Company, Ltd.	15,000	40,338
Nippon Carbon Company, Ltd.	13,000	39,752
Nippon Ceramic Company, Ltd.	2,500	30,758
Nippon Chemi-Con Corp. (I)	12,271	40,980
Nippon Chemical Industrial Company, Ltd. (L)	8,000	17,808
Nippon Chemiphar Company, Ltd.	5,000	14,584
Nippon Denko Company, Ltd.	8,000	49,199
Nippon Densetsu Kogyo Company, Ltd.	5,000	40,232
Nippon Denwa Shisetsu Company, Ltd.	6,000	19,579
Nippon Felt Company, Ltd.	2,700	12,032
Nippon Filcon Company, Ltd.	3,100	14,649
Nippon Flour Mills Company, Ltd.	14,000	72,140
Nippon Gas Company, Ltd.	4,800	64,000
Nippon Kanzai Company, Ltd.	800	13,837
Nippon Kasei Chemical Company, Ltd. (L)	9,000	17,143
Nippon Koei Company, Ltd.	9,000	26,431
Nippon Konpo Unyu Soko Company, Ltd.	7,000	78,853
Nippon Light Metal Company, Ltd. (I)	48,000	55,161
Nippon Metal Industry Company, Ltd.	16,000	23,738
Nippon Parking Development Company, Ltd.	293	12,888
Nippon Piston Ring Company, Ltd. (I)	13,000	13,015
Nippon Road Company, Ltd.	8,000	18,359
Nippon Seiki Company, Ltd.	4,000	43,342
Nippon Sharyo, Ltd.	11,000	67,797
Nippon Shinyaku Company, Ltd.	5,000	56,273
Nippon Signal Company, Ltd.	4,600	40,672
Nippon Soda Company, Ltd.	15,000	57,695
Nippon Suisan Kaisha, Ltd.	25,265	74,314
Nippon Synthetic Chemical
Industry Company, Ltd.	4,000	25,814
Nippon System Development Company, Ltd.	4,115	46,389
Nippon Thompson Company, Ltd.	7,000	44,882
Nippon Valqua Industries, Ltd.	11,000	21,525
Nippon Yakin Kogyo Company, Ltd.	9,500	28,182
Nippon Yusoki Company, Ltd.	5,000	9,844
Nipro Corp. (L)	5,000	98,426
Nishimatsu Construction Company, Ltd.	30,000	36,430
Nishimatsuya Chain Company, Ltd.	5,400	50,778
Nissan Shatai Company, Ltd.	7,277	56,239
Nissei Corp.	3,000	20,832
Nissen Holdings Company, Ltd.	4,600	18,791
Nisshin Fudosan Company, Ltd.	3,000	13,596

The accompanying notes are an integral part of the financial statements.	128

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nisshin Oillio Group, Ltd.	11,000	$55,258
Nissin Corp.	11,000	22,428
Nissin Electric Company, Ltd.	4,000	19,033
Nissin Kogyo Company, Ltd.	3,500	52,549
Nissui Pharmaceutical Company, Ltd.	2,600	20,084
Nitta Corp.	3,100	45,652
Nittan Valve Company, Ltd.	4,000	10,536
Nittetsu Mining Company, Ltd.	7,000	30,302
Nitto Boseki Company, Ltd.	25,229	49,088
Nitto Kogyo Corp.	3,600	33,980
Nitto Kohki Company, Ltd.	1,700	37,377
Nitto Seiko Company, Ltd.	4,000	11,387
NOF Corp.	16,000	62,607
Nohmi Bosai, Ltd.	2,000	12,422
Noritake Company, Ltd.	10,000	27,564
Noritsu Koki Company, Ltd.	2,000	12,452
Noritz Corp.	2,100	29,949
NS Solutions Corp.	1,900	29,967
OBIC Business Consultants, Ltd.	650	28,532
Ogaki Kyoritsu Bank, Ltd.	26,000	90,971
Oiles Corp.	2,727	42,774
Oita Bank, Ltd.	12,000	43,457
Okabe Company, Ltd.	4,800	16,690
Okamoto Industries, Inc.	7,000	28,434
Okamura Corp.	6,000	31,860
Okasan Holdings, Inc.	19,000	84,986
Oki Electric Industry Company, Ltd. (I)	74,000	56,581
Okinawa Electric Power Company, Inc.	2,300	127,118
OKK Corp. (I)	10,000	8,207
Okuma Holdings, Inc.	15,382	91,305
Okumura Corp.	25,000	90,208
Okura Industrial Company, Ltd. (I)	8,000	23,487
Okuwa Company, Ltd.	3,000	28,918
OMC Card, Inc. (I)(L)	14,955	26,957
ONO Sokki Company, Ltd.	4,000	13,598
Onoken Co., Ltd.	1,400	9,308
Onward Kashiyama Company, Ltd.	14,000	95,309
Organo Corp.	3,000	18,520
Oriental Yeast Company, Ltd.	4,000	20,215
Osaka Steel Company, Ltd.	1,900	28,971
Osaki Electric Company, Ltd.	3,000	25,679
OSG Corp. (L)	7,700	77,246
Oyo Corp.	2,400	19,757
Pacific Golf Group International Holdings KK	68	49,954
PanaHome Corp.	8,000	54,998
Paramount Bed Company, Ltd.	1,600	32,444
Parco Company, Ltd.	7,200	56,536
Paris Miki, Inc.	2,800	23,850
Pasona Group, Inc.	31	21,907
Penta-Ocean Construction Company, Ltd. (I)	23,000	27,746
PIA Corp. (I)	1,300	17,994
Pigeon Corp.	1,631	63,576
Pilot Corp.	22	27,111
Pioneer Corp. (I)(L)	19,200	67,789
Plenus Company, Ltd.	2,800	39,480
Prima Meat Packers, Ltd.	14,000	15,119
Pronexus, Inc.	3,500	21,569
PS Mitsubishi Construction Company, Ltd. (I)	4,200	14,903
Raito Kogyo Company, Ltd.	7,600	18,891
Rasa Industries, Ltd. (I)	10,000	10,123
Resorttrust, Inc.	2,700	37,633
Rhythm Watch Company, Ltd. (I)	14,000	22,561
Ricoh Leasing Company, Ltd.	2,000	45,833
Right On Company, Ltd.	1,800	13,530
Riken Corp.	11,000	37,942

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Riken Keiki Company, Ltd.	2,500	$15,920
Riken Technos Corp.	8,000	22,504
Riken Vitamin Company, Ltd.	2,000	57,391
Ringer Hut Company, Ltd.	1,700	23,778
Risa Partners, Inc. (L)	34	19,595
Rock Field Company, Ltd.	1,000	13,799
Roland Corp.	2,500	24,825
Round One Corp.	4,500	28,953
Royal Holdings Company, Ltd.	3,300	33,198
Ryobi, Ltd. (I)	13,000	40,905
Ryoden Trading Company, Ltd.	4,000	19,263
Ryohin Keikaku Company, Ltd.	2,900	121,392
Ryosan Company, Ltd.	3,329	78,978
Ryoshoku, Ltd.	1,000	24,811
Ryoyo Electro Corp.	3,200	29,634
Sagami Chain Company, Ltd. (I)	2,000	11,098
Saibu Gas Company, Ltd.	27,000	75,662
Saizeriya Company, Ltd.	2,800	51,322
Sakai Chemical Industry Company, Ltd.	9,000	39,299
Sakata Seed Corp.	3,000	40,446
Sala Corp.	4,500	27,399
San-A Company, Ltd.	1,100	40,355
San-Ai Oil Company, Ltd.	6,000	22,906
Sanden Corp. (I)	11,000	33,763
Sankei Building Company, Ltd.	3,300	21,380
Sanken Electric Company, Ltd.	11,437	39,975
Sanki Engineering Company, Ltd.	5,000	34,829
Sankyo Seiko Company, Ltd.	7,700	24,336
Sankyo-Tateyama Holdings, Inc. (I)	32,000	40,669
Sanoh Industrial Company, Ltd.	4,600	29,843
Sanrio Company, Ltd.	3,600	30,499
Sanshin Electronics Company, Ltd.	3,600	27,959
Sanwa Shutter Corp.	22,124	65,053
Sanyo Chemical Industries, Ltd.	6,000	37,196
Sanyo Shokai, Ltd.	10,000	37,422
Sanyo Special Steel Company, Ltd.	11,648	46,506
Sasebo Heavy Industries Company, Ltd.	13,000	28,215
Sato Corp.	3,000	37,049
Satori Electric Company, Ltd.	2,400	12,796
Sawai Pharmaceutical Company, Ltd.	1,300	89,386
Seibu Electric Industry Company, Ltd.	3,000	11,684
Seikagaku Corp.	2,600	27,971
Seiko Corp.	8,000	15,926
Seiren Company, Ltd.	7,000	44,112
Sekisui Jushi Corp.	4,000	34,421
Sekisui Plastics Company, Ltd.	5,000	24,158
Senko Company, Ltd.	9,000	31,193
Senshu Electric Company, Ltd.	1,500	14,026
Senshukai Company, Ltd.	4,500	25,935
Shibaura Mechatronics Corp. (I)	5,000	16,300
Shibusawa Warehouse Company, Ltd.	6,000	19,460
Shibuya Kogyo Company, Ltd.	3,300	28,225
Shikibo, Ltd.	11,000	15,753
Shikoku Bank, Ltd.	29,000	93,309
Shikoku Chemicals Corp.	5,000	26,608
Shima Seiki Manufacturing, Ltd.	2,900	56,231
Shimachu Company, Ltd.	5,100	107,850
Shimizu Bank, Ltd.	1,100	43,943
Shin Nippon Air Technologies Company, Ltd.	3,100	19,916
Shin-Etsu Polymer Company, Ltd.	5,300	36,786
Shin-Keisei Electric Railway Company, Ltd.	4,000	16,337
Shin-Kobe Electric Machinery Company, Ltd.	2,000	18,731
Shindengen Electric Manufacturing
Company, Ltd. (I)	7,000	22,036
Shinkawa, Ltd.	1,700	23,789

The accompanying notes are an integral part of the financial statements.	129

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Shinko Electric Company, Ltd.	14,000	$31,961
Shinko Plantech Company, Ltd.	4,800	47,395
Shinko Shoji Company, Ltd.	2,700	24,658
Shinmaywa Industries, Ltd.	9,000	29,865
Shinnihon Corp.	8,000	13,613
Shinsho Corp.	7,000	12,439
Shinwa Kaiun Kaisha, Ltd. (I)	11,000	34,472
Shizuki Electric Company, Inc.	3,000	11,509
Shizuoka Gas Company, Ltd.	6,000	36,735
SHO-BOND Holdings Company, Ltd.	1,700	32,813
Shobunsha Publications, Inc.	2,400	16,029
Shochiku Company, Ltd.	8,000	70,939
Shoko Company, Ltd.	11,000	13,507
Showa Aircraft Industry Company, Ltd.	3,000	19,389
Showa Corp.	4,900	29,590
Showa Sangyo Company, Ltd.	11,000	35,290
Sinanen Company, Ltd.	5,000	21,266
Sintokogio, Ltd.	4,400	31,678
SMK Corp. (L)	6,000	28,460
So-net M3, Inc.	12	44,486
Sogo Medical Company, Ltd.	900	20,278
Sohgo Security Services Company, Ltd.	5,500	62,632
Space Company, Ltd.	2,700	17,097
SSP Company, Ltd.	5,000	39,603
ST Chemical Company, Ltd.	1,100	12,414
St. Marc Holdings Company, Ltd.	1,100	36,830
Star Micronics Company, Ltd.	3,700	36,535
Starzen Company, Ltd.	9,000	25,015
Stella Chemifa Corp.	900	36,994
Sugi Pharmacy Company, Ltd.	3,200	77,507
Sumida Corp.	2,600	24,505
Sumiseki Holdings, Inc. (I)	9,800	9,459
Sumisho Computer Systems Corp.	2,100	28,415
Sumitomo Bakelite Company, Ltd.	19,000	100,021
Sumitomo Densetsu Company, Ltd.	4,300	21,142
Sumitomo Light Metal Industries, Ltd. (I)	35,000	31,123
Sumitomo Mitsui Company, Ltd. (I)	31,300	26,109
Sumitomo Osaka Cement Company, Ltd.	44,000	74,724
Sumitomo Pipe & Tube Company, Ltd.	4,100	22,173
Sumitomo Precision Products Company, Ltd.	4,000	11,338
Sumitomo Real Estate Sales Company, Ltd.	890	38,653
Sumitomo Seika Chemicals Company, Ltd.	4,000	15,660
Sumitomo Titanium Corp.	2,000	63,804
Sumitomo Warehouse Company, Ltd.	14,952	65,942
SWCC Showa Holdings Company, Ltd. (I)	34,000	30,962
SXL Corp. (I)	10,000	5,062
SystemPro Company, Ltd.	27	12,600
T. Hasegawa Company, Ltd.	1,900	28,943
Tachi-S Company, Ltd.	3,100	31,036
Tachibana Eletech Company, Ltd.	1,700	12,318
Tadano, Ltd.	11,000	51,959
Taihei Dengyo Kaisha, Ltd.	4,000	36,414
Taiho Kogyo Company, Ltd.	2,900	19,511
Taikisha, Ltd.	3,900	65,730
Taiyo Ink Manufacturing Company, Ltd.	1,300	34,252
Takamatsu Corp.	1,900	24,796
Takano Company, Ltd.	2,000	10,543
Takaoka Electric
Manufacturing Company, Ltd.	8,000	24,625
Takara Standard Company, Ltd.	11,000	64,234
Takasago International Corp.	8,000	41,234
Takasago Thermal Engineering Company, Ltd.	7,000	53,172
Takiron Company, Ltd.	7,000	18,823
Takisawa Machine Tool Company, Ltd.	3,000	2,392
Takuma Company, Ltd. (I)	10,000	23,291

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Tamura Corp. (I)	7,000	$20,694
Tatsuta Electric Wire & Cable Company, Ltd.	8,000	19,441
Teac Corp. (I)	35,000	12,598
Tecmo Koei Holdings Company, Ltd. (I)	3,200	21,032
Teikoku Electric Manufacturing Company, Ltd.	700	12,812
Teikoku Piston Ring Company, Ltd.	2,700	14,273
Teikoku Tsushin Kogyo Company, Ltd.	6,000	13,655
Tekken Corp. (I)	14,000	11,498
Telepark Corp.	16	24,177
Tenma Corp.	2,100	23,507
The Hokkoku Bank, Ltd.	33,000	119,191
The Hyakugo Bank, Ltd.	28,000	127,890
The Pack Corp.	1,500	21,541
Tigers Polymer Corp.	2,000	6,978
TKC Corp.	1,800	33,193
TOA Corp.	22,000	24,503
TOA Oil Company, Ltd.	14,000	13,547
Toagosei Company, Ltd.	21,000	81,735
Tobishima Corp. (I)	48,000	12,952
Tobu Store Company, Ltd.	8,000	24,302
TOC Company, Ltd.	9,300	34,284
Tocalo Company, Ltd.	1,300	25,283
Tochigi Bank, Ltd.	12,000	50,426
Toda Corp.	33,000	116,780
Toda Kogyo Corp. (L)	5,000	34,786
Todentsu Corp.	6,000	10,262
Toei Company, Ltd.	6,000	30,583
Toenec Corp.	4,000	21,290
Toho Bank, Ltd.	20,000	66,157
Toho Company, Ltd.	6,000	22,624
Toho Titanium Company, Ltd.	3,000	53,225
Toho Zinc Company, Ltd.	12,000	52,585
Tohoku Bank, Ltd.	9,000	13,994
Tohto Suisan Company, Ltd.	5,000	8,042
Tokai Carbon Company, Ltd.	20,000	108,157
Tokai Corp.	4,000	22,233
Tokai Rubber Industries, Ltd.	3,900	50,597
Tokai Tokyo Securities Company, Ltd.	22,966	88,332
Toko, Inc. (I)	10,000	16,419
Tokushima Bank, Ltd.	7,000	23,550
Tokushu Tokai Holdings Company, Ltd.	11,000	28,213
Tokyo Dome Corp.	17,000	47,233
Tokyo Energy & Systems, Inc.	3,000	19,381
Tokyo Kikai Seisakusho, Ltd.	10,000	10,440
Tokyo Ohka Kogyo Company, Ltd.	4,500	80,115
Tokyo Rakutenchi Company, Ltd.	6,000	24,386
Tokyo Rope Manufacturing Company, Ltd.	12,000	29,408
Tokyo Seimitsu Company, Ltd. (I)	4,100	57,906
Tokyo Style Company, Ltd.	6,000	41,731
Tokyo Tomin Bank, Ltd.	3,100	39,548
Tokyotokeiba Company, Ltd.	18,000	26,090
Tokyu Community Corp.	1,300	31,042
Tokyu Construction Company, Ltd. (I)	8,480	23,648
Tokyu Livable, Inc.	2,200	17,896
Tokyu Recreation Company, Ltd.	4,000	23,416
Toli Corp.	7,000	12,775
Tomato Bank, Ltd.	10,000	20,108
Tomoe Corp.	4,400	11,139
Tomoku Company, Ltd.	11,000	24,509
Tomy Company, Ltd.	6,100	47,244
Topcon Corp. (L)	8,200	38,974
Topre Corp.	5,000	38,978
Topy Industries, Ltd.	17,000	30,781
Tori Holdings Company, Ltd. (I)	7,300	2,285
Torigoe Company, Ltd.	2,300	19,296

The accompanying notes are an integral part of the financial statements.	130

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Torii Pharmaceutical Company, Ltd.	1,700	$33,587
Torishima Pump Manufacturing Company, Ltd.	2,300	49,864
Toshiba Machine Company, Ltd.	12,000	48,300
Toshiba Plant Systems & Services Corp.	4,000	47,241
Toshiba TEC Corp. (I)	13,000	50,436
Tosho Printing Company, Ltd.	3,000	5,509
Totetsu Kogyo Company, Ltd.	4,000	22,146
Tottori Bank, Ltd.	11,000	29,980
Towa Bank, Ltd. (I)	28,000	21,104
Towa Pharmaceutical Company, Ltd.	900	48,462
Toyo Construction Company, Ltd.	33,000	17,037
Toyo Corp.	3,100	24,908
Toyo Electric Manufacturing Company, Ltd.	4,000	25,093
Toyo Engineering Corp.	12,000	40,125
Toyo Ink Manufacturing Company, Ltd.	18,000	77,548
Toyo Kanetsu KK	16,000	31,313
Toyo Kohan Company, Ltd.	5,000	27,114
Toyo Securities Company, Ltd. (I)	7,000	12,826
Toyo Tanso Company, Ltd.	1,100	56,954
Toyo Tire & Rubber Company, Ltd. (I)	22,000	49,223
Toyobo Company, Ltd.	70,064	106,381
Trusco Nakayama Corp.	2,300	34,598
TS Tech Company, Ltd.	4,800	81,589
Tsubakimoto Chain Company, Ltd.	13,000	55,428
Tsuruha Holdings, Inc.	1,600	61,883
Tsurumi Manufacturing Company, Ltd.	3,000	19,584
Tsutsumi Jewelry Company, Ltd.	900	18,222
Ube Material Industries, Ltd.	9,000	23,485
ULVAC, Inc. (L)	3,300	80,339
Unicharm Petcare Corp.	1,600	51,512
Uniden Corp. (I)	7,000	17,868
Unimat Life Corp.	2,100	21,400
Union Tool Company, Ltd.	1,000	28,182
Unitika, Ltd. (I)	42,000	32,594
Utoc Corp.	4,300	11,165
Valor Company, Ltd.	4,700	38,328
Venture Link Company, Ltd. (I)	9,800	1,094
Vital KSK Holdings, Inc. (I)	2,900	18,146
Wacom Company, Ltd. (L)	38	58,667
Wakachiku Construction Company, Ltd. (I)	17,000	8,629
Warabeya Nichiyo Company, Ltd.	1,500	18,429
Watabe Wedding Corp.	800	10,035
Watami Company, Ltd. (L)	2,000	36,595
Weathernews, Inc.	800	9,597
Wood One Company, Ltd.	2,000	5,376
Xebio Company, Ltd.	2,400	46,093
Yahagi Construction Company, Ltd.	4,000	23,360
Yaizu Suisankagaku Industry Company, Ltd.	1,700	20,305
Yamagata Bank, Ltd.	16,000	70,394
Yamanashi Chuo Bank, Ltd.	16,255	68,880
Yamatane Corp.	13,000	18,714
Yamazen Corp.	7,500	28,177
Yaoko Company, Ltd.	600	18,110
Yasuda Warehouse Company, Ltd.	2,600	16,412
Yellow Hat, Ltd.	2,000	13,795
Yodogawa Steel Works, Ltd.	13,825	57,037
Yokogawa Bridge Corp.	3,000	24,430
Yokohama Reito Company, Ltd.	4,000	27,844
Yokowo Company, Ltd.	2,800	16,409
Yomeishu Seizo Company, Ltd.	3,000	28,425
Yonekyu Corp.	3,000	25,892
Yorozu Corp.	1,600	20,456
Yoshinoya D&C Company, Ltd.	45	50,136
Yuasa Funashoku Company, Ltd.	4,000	9,274
Yuasa Trading Company, Ltd.	24,000	19,165

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Yurtec Corp.	5,000	$23,069
Yusen Air & Sea Service Company, Ltd.	1,500	20,994
Yushin Precision Equipment Company, Ltd.	1,400	24,085
Yushiro Chemical Industry Company, Ltd.	1,100	13,290
Zenrin Company, Ltd.	2,900	33,880
Zensho Company, Ltd. (L)	6,100	45,578
Zeon Corp.	17,000	88,886
Zeria Pharmaceutical Company, Ltd.	3,000	32,550
Zuken, Inc.	2,300	16,958

		28,662,943
Liechtenstein - 0.04%
Verwaltungs & Privat Bank AG	465	46,625
Luxembourg - 0.10%
Elcoteq SE (I)	353	601
Orco Property Group SA (I)(L)	1,119	11,368
Oriflame Cosmetics SA	639	37,286
Regus PLC	62,639	79,939

		129,194
Monaco - 0.05%
Societe des Bains de Mer & du Cercle des
Etrangers a Monaco SA	930	61,285
Netherlands - 1.98%
Aalberts Industries NV	10,885	151,375
Accell Group NV	740	35,951
Arcadis NV	4,659	103,138
ASM International NV (I)	4,290	100,645
BE Semiconductor Industries NV (I)	9,412	38,683
Beter Bed Holding NV	1,715	42,949
BinckBank N.V.	1,233	22,162
Brit Insurance Holdings Nv	8,282	97,239
Brunel International NV	2,644	101,544
Crown Van Gelder NV	152	1,639
Crucell NV (I)	5,477	104,772
Crucell NV, ADR (I)	1,501	28,699
Draka Holding NV (I)	2,745	45,332
Exact Holdings NV	1,691	41,885
Fornix Biosciences NV	1,231	13,069
Grontmij NV	1,690	37,671
Imtech NV	5,892	180,002
KAS Bank NV	1,372	25,187
Kendrion NV	951	12,596
Koninklijke BAM Groep NV	14,313	113,396
Koninklijke Ten Cate NV	2,968	77,793
Macintosh Retail Group NV	3,082	62,033
Nederlandsche Apparatenfabriek NEDAP NV	441	10,296
Nutreco Holding NV	3,754	222,463
OPG Groep NV	4,639	79,202
Ordina NV (I)	4,821	30,469
SBM Offshore NV	11,013	195,473
Sligro Food Group NV	2,701	86,435
Smit Internationale NV	1,219	103,317
Telegraaf Media Groep NV	2,614	48,745
TKH Group NV	3,140	57,688
TomTom NV	825	6,440
Unit 4 Agresso NV (I)	2,949	70,606
USG People NV (I)	6,455	104,653
Wavin NV	13,287	25,697

		2,479,244
New Zealand - 0.69%
Air New Zealand, Ltd.	32,827	29,539
Ebos Group, Ltd. (I)	3,159	13,855
Fisher & Paykel Appliances Holdings, Ltd. (I)	50,069	20,997

The accompanying notes are an integral part of the financial statements.	131

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
New Zealand (continued)
Fisher & Paykel Healthcare Corp.	47,719	$113,251
Freightways, Ltd.	13,503	28,722
Hallenstein Glasson Holdings, Ltd.	6,230	15,659
Infratil, Ltd.	37,345	42,226
Mainfreight, Ltd.	7,607	31,059
New Zealand Exchange, Ltd. (I)	8,304	11,884
New Zealand Oil & Gas, Ltd.	41,661	44,194
New Zealand Refining Company, Ltd.	20,149	47,385
Nuplex Industries, Ltd.	21,229	50,553
PGG Wrightson, Ltd. (I)	49,994	21,232
Port of Tauranga, Ltd.	9,578	46,412
Pumpkin Patch, Ltd.	30,500	41,483
Ryman Healthcare, Ltd.	24,206	34,460
Sanford, Ltd.	6,681	21,222
Sky City Entertainment Group, Ltd.	56,475	125,860
Sky Network Television, Ltd.	14,967	52,021
Steel & Tube Holdings, Ltd.	7,400	13,694
Tower, Ltd.	17,022	22,563
Vector, Ltd.	30,611	41,413

		869,684
Norway - 1.42%
Acta Holding ASA (I)	30,000	13,908
Aktiv Kapital ASA (I)	3,800	26,963
Austevoll Seafood ASA (I)(L)	8,143	63,386
Birdstep Technology ASA (I)	6,000	1,905
Blom ASA (I)	7,600	10,291
BW Offshore, Ltd. (I)	48,000	70,338
Camillo Eitzen & Co. ASA (I)	5,800	13,738
Cermaq ASA (I)	5,800	64,775
Copeinca ASA (I)	9,400	79,539
Det Norske Oljeselskapb ASA (I)	67,720	74,506
DOF ASA (I)	5,500	35,365
EDB Business Partner ASA (I)	4,000	15,231
Eitzen Chemical ASA (I)	8,000	2,409
Ekornes ASA	2,900	69,196
Electromagnetic GeoServices ASA (I)	2,600	2,310
Eltek ASA (I)	14,600	6,772
Ementor ASA	10,153	83,667
Farstad Shipping ASA	4,400	107,979
Ganger Rolf ASA	1,427	36,824
Kongsberg Gruppen ASA	1,400	20,985
Kverneland Gruppen ASA (I)	1,000	643
Nordic Semiconductor ASA	3,500	42,644
Norse Energy Corp. ASA (I)(L)	40,000	30,860
Norske Skogindustrier ASA (I)(L)	18,500	23,009
Norwegian Air Shuttle ASA (I)	2,792	64,249
Odfjell ASA	6,307	55,493
ODIM ASA	3,100	23,408
PhotoCure ASA	1,408	10,577
Q-Free ASA (I)(L)	7,500	25,380
Scana Industrier ASA	15,396	18,262
Sevan Marine ASA (I)	36,322	50,979
Solstad Offshore ASA	3,000	53,310
Songa Offshore SE (I)	10,500	51,382
Sparebanken Midt-Norge ASA	10,452	91,082
TGS Nopec Geophysical Company ASA (I)	8,785	168,241
Tomra Systems ASA	17,056	82,286
Veidekke ASA	10,600	84,126
Wilhelm Wilhelmsen ASA	4,200	99,172

		1,775,190
Peru - 0.03%
Hochschild Mining PLC	10,925	43,324

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Portugal - 0.49%
Altri SGPS SA (I)	9,087	$51,593
Banco BPI SA	32,406	85,610
Finibanco Holding SGPS SA (I)	7,634	14,551
Impresa (I)(L)	13,622	25,764
Investimentos Participacoes e Gestao SA (I)	31,635	27,137
Mota Engil	9,080	38,991
Novabase SGPS SA (I)	2,054	12,445
Pararede SGPS SA (I)	10,834	10,181
Portucel - Empresa Produtora de Pasta e
Papel SA	23,084	57,883
Redes Energeticas Nacionais SA	6,644	26,684
Semapa-Sociedade de Investimento & Gestao	5,339	51,418
Sonae (L)	42,153	46,775
Sonae Industria (I)	4,886	14,595
Sonaecom (I)	9,179	19,872
Teixeira Duarte-Engenharia &
Construcoes SA (I)(L)	37,298	42,484
Zon Multimedia SA (L)	17,213	87,394

		613,377
Singapore - 1.66%
Allgreen Properties, Ltd.	110,000	87,860
Asia Food & Properties, Ltd. (I)	222,000	81,294
Banyan Tree Holdings, Ltd.	14,000	6,870
Bonvests Holdings, Ltd.	36,400	24,215
Bukit Sembawang Estates, Ltd.	13,000	42,460
Cerebos Pacific, Ltd.	12,000	31,675
CH Offshore, Ltd.	50,000	23,311
China Merchants Holdings Pacific, Ltd.	41,000	17,647
Chip Eng Seng Corp., Ltd.	63,000	16,593
Chuan Hup Holdings, Ltd. (I)	78,000	17,201
Cosco Corp. Singapore, Ltd.	51,000	44,243
Creative Technology, Ltd.	7,050	27,093
CSE Global, Ltd.	54,000	34,407
CWT, Ltd.	31,000	20,173
Ezra Holdings, Ltd. (I)	36,000	57,335
First Resources, Ltd.	66,000	48,338
Food Empire Holdings, Ltd.	43,800	9,660
Goodpack, Ltd.	25,000	24,905
Guocoland, Ltd.	27,300	39,631
Ho Bee Investment, Ltd.	33,000	39,243
Hong Fok Corp., Ltd. (I)	39,800	17,971
Hong Leong Asia, Ltd.	16,000	41,909
Hotel Plaza, Ltd.	30,000	32,656
Hotel Properties, Ltd.	20,100	28,181
Hwa Hong Corp., Ltd.	55,000	21,519
Hyflux, Ltd.	28,000	70,099
Jaya Holdings, Ltd.	57,000	27,359
Jurong Technologies Industrial Corp., Ltd. (I)	83,200	1,480
Keppel
Telecommunications & Transportation, Ltd.	15,000	14,617
Kim Eng Holdings, Ltd.	17,795	24,938
KS Energy Services, Ltd. (L)	22,000	19,573
Manhattan Resources, Ltd. (I)	34,000	14,747
MediaRing, Ltd. (I)	79,000	12,376
Metro Holdings, Ltd.	38,000	20,417
MFS Technology, Ltd.	56,000	9,021
Midas Holdings, Ltd.	58,000	41,242
MobileOne, Ltd.	53,000	77,673
NatSteel, Ltd.	29,000	29,718
Orchard Parade Holdings, Ltd. (I)	18,000	13,072
Osim International, Ltd. (I)	44,000	23,462
Petra Foods, Ltd.	46,000	32,724
Raffles Education Corp., Ltd.	117,085	31,935
Rotary Engineering, Ltd.	37,000	26,835

The accompanying notes are an integral part of the financial statements.	132

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
SBS Transit, Ltd.	20,500	$25,084
SC Global Developments, Ltd. (I)	26,000	32,767
Sim Lian Group, Ltd.	42,000	13,744
Singapore Airport Terminal Services, Ltd.	6,000	11,138
Singapore Land, Ltd.	2,000	9,249
Singapore Post, Ltd.	111,000	82,946
Singapore Reinsurance Corp., Ltd.	47,000	8,383
Straits Asia Resources, Ltd.	68,000	97,658
Tat Hong Holdings, Ltd.	28,000	17,938
United Engineers, Ltd.	19,000	27,717
United Industrial Corp, Ltd.	5,000	7,153
UOB-Kay Hian Holdings, Ltd.	23,000	26,045
Venture Corp., Ltd.	32,000	192,096
WBL Corp., Ltd.	14,000	50,197
Wheelock Properties, Ltd.	46,000	61,548
Wing Tai Holdings, Ltd.	53,300	63,678
Yongnam Holdings, Ltd.	118,000	21,397

		2,076,416
South Africa - 0.05%
Great Basin Gold, Ltd. (I)(L)	41,400	67,675
Spain - 2.16%
Abengoa SA (I)	5,452	137,844
Adolfo Dominguez SA	1,580	20,161
Amper SA	2,602	20,334
Antena 3 de Television SA (L)	8,128	80,943
Avanzit SA (I)	25,467	23,752
Azkoyen SA (I)	2,428	9,099
Banco Guipuzcoano SA	12,997	99,122
Banco Pastor SA (L)	14,006	86,828
Baron de Ley SA (I)	517	24,649
Bolsas y Mercados Espanoles (L)	2,758	72,635
Campofrio Alimentacion SA (I)	2,513	21,765
Cementos Portland Valderrivas SA	1,810	45,889
Construcciones & Auxiliar de Ferrocarriles SA	224	125,660
Corporacion Dermoestetica SA (I)	898	3,390
Duro Felguera SA	3,275	32,294
Ebro Puleva SA	9,032	177,967
Elecnor SA	5,244	76,684
Ercros SA (I)	14,570	26,385
FAES FARMA SA	20,129	103,893
General de Alquiler de Maquinaria (I)(L)	4,331	18,228
Gestevision Telecinco SA (L)	9,325	123,339
Grupo Catalana Occidente SA	4,279	87,566
Grupo Empresarial Ence SA (I)	9,197	33,121
Iberpapel Gestion SA	1,271	17,831
La Seda de Barcelona SA (I)	148,568	68,781
Miquel y Costas SA	1,078	23,344
Natraceutical SA (I)	22,388	14,856
NH Hoteles SA (I)	13,111	58,370
Obrascon Huarte Lain SA	5,340	118,288
Papeles y Cartones de Europa SA	5,226	28,047
Pescanova SA	658	19,625
Prim SA	1,511	14,176
Promotora de Informaciones SA (I)	17,908	81,159
Prosegur Cia de Seguridad SA	2,238	98,499
Service Point Solutions SA (I)	30,916	40,007
Sociedad Nacional Inds.	11,792	22,958
Sol Melia SA (L)	6,841	49,364
SOS Cuetara SA (I)(L)	4,481	13,884
Tavex Algodonera SA (I)	8,440	6,916
Tecnicas Reunidas SA	3,090	173,847
Tecnocom (I)	4,417	18,222
Tubacex SA	10,497	38,372
Tubos Reunidos SA	9,612	26,670

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain (continued)
Urbas Proyectos Urbanisticos SA (I)	10,449	$1,894
Vertice Trescientos Sesenta Grados (I)	1,265	584
Vidrala SA	2,207	56,520
Viscofan SA	4,919	122,309
Vocento SA (I)	6,333	38,632
Zeltia SA (I)	18,631	98,222

		2,702,925
Sweden - 2.94%
AarhusKarlshamn AB	2,915	77,677
Acando AB	7,431	13,806
Active Biotech AB (I)	4,550	65,572
AddTech AB	3,143	51,356
Angpanneforeningen AB	2,297	63,144
Axfood AB	2,704	84,964
Axis Communications AB	4,940	70,132
BE Group AB	5,044	29,569
Beijer Alma AB	2,125	31,145
Beijer Electronics AB	232	4,457
Bergman & Beving AB	3,668	50,942
Bilia AB (I)	4,374	49,683
Billerud Aktibolag AB (I)	9,544	67,259
BioGaia AB	2,335	28,162
Biovitrum AB (I)	19,035	99,298
Bure Equity Abbure Equity AB	4,545	16,912
Cardo AB	2,290	71,951
Clas Ohlson AB	4,392	84,726
Cloetta AB (I)	6,455	28,425
Concordia Maritime AB	748	2,266
D. Carnegie & Company AB (I)	52,789	0
Elekta AB	10,418	262,747
Eniro AB (I)	4,936	17,107
Fagerhult AB	600	10,645
G & L Beijer AB	2,000	52,862
Gunnebo AB (I)	2,398	10,937
Hakon Invest AB	4,401	75,613
Haldex AB (I)	13,150	82,089
HIQ International AB (I)	5,688	24,570
Hoganas AB	3,718	87,342
Holmen AB, Seires B	1,237	30,707
Industrial & Financial Systems AB	3,313	41,118
Indutrade AB	2,469	53,493
Intrum Justitia AB	7,011	90,462
JM AB (I)	11,499	184,645
KappAhl Holding AB	6,786	63,549
Lagercrantz AB	4,000	16,326
Lindab International AB	7,888	68,589
Loomis AB	1,423	17,266
Lundin Petroleum AB (I)	6,021	45,735
Medivir AB (I)	2,195	32,940
Mekonomen AB	2,200	45,820
Micronic Laser Systems AB (I)	7,700	14,526
Modern Times Group AB	1,313	72,120
Munters AB (I)	7,622	62,234
NCC AB	6,668	108,290
Net Insight AB (I)(L)	50,000	31,481
New Wave Group AB	6,000	25,760
Nibe Industrier AB	9,287	94,446
Nobia AB (I)	24,089	121,302
Nolato AB	3,557	34,545
OEM International AB	8,427	49,995
ORC Software AB	1,800	39,886
PA Resources AB (I)	12,583	39,720
Peab AB	19,597	113,819
Proffice AB (I)	10,000	33,375

The accompanying notes are an integral part of the financial statements.	133

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Q-Med AB (I)	7,472	$65,236
Rezidor Hotel Group AB (I)	13,763	48,256
RNB Retail & Brands AB (I)(L)	17,418	23,572
SAS AB (I)	94,725	33,193
Seco Tools AB	274	3,017
Sensys Traffic AB	50,268	10,152
SkiStar AB	2,852	49,505
Studsvik AB	1,200	12,748
Sweco AB	5,392	42,539
TradeDoubler AB (I)	5,818	30,026
Trelleborg AB (I)	34,490	222,632

		3,688,383
Switzerland - 4.54%
Advanced Digital Broadcast Holdings SA (I)	310	13,421
AFG Arbonia-Forster Holding AG (I)	929	20,926
Allreal Holding AG	565	65,745
Also Holding AG (I)	779	32,888
Aryzta AG	7,363	275,936
Ascom Holding AG (I)	3,992	39,762
Bachem Holding AG	525	32,228
Bank Coop AG	2,190	143,775
Bank Sarasin & Compagnie AG	3,289	108,794
Banque Cantonale de Geneve	76	15,916
Banque Privee Edmond de Rothschild SA	1	23,486
Basilea Pharmaceutica AG (I)	1,026	75,246
Belimo Holding AG	57	61,245
Bell Holding AG	23	34,149
Berner Kantonalbank	430	94,457
Bobst Group AG (I)	1,425	49,397
Bossard Holding AG	748	41,858
Bucher Industries AG	639	75,540
Burckhardt Compression Holding AG	344	64,608
Card Guard AG (I)(L)	1,457	24,413
Centralschweizerische Kraftwerke AG	280	85,937
Charles Voegele Holding AG (I)	1,112	43,577
Clariant AG (I)	27,539	298,360
Conzzeta Holding AG	69	109,387
Daetwyler Holding AG	781	44,342
Dufry Group AG (I)	1,749	116,996
EFG International (L)	6,739	92,563
Emmi AG	563	68,635
EMS-Chemie Holding AG (I)	919	113,770
Energiedienst Holding AG	982	52,059
Ferrexpo Plc	13,092	56,370
Flughafen Zuerich AG	403	120,048
Forbo Holding AG (I)	152	51,901
Galenica Holding AG	474	178,145
GAM Holding, Ltd.	1,310	14,291
Georg Fischer AG (I)	478	144,602
Gurit Heberlein AG	40	19,361
Helvetia Patria Holding AG	449	142,421
Interroll Holding AG (I)	57	15,592
Kaba Holding AG	240	57,982
Kardex AG	444	14,177
Komax Holding AG	335	24,916
Kudelski SA	4,963	132,215
Kuoni Reisen Holding AG	264	93,404
LEM Holding SA	310	93,827
Luzerner Kantonalbank AG	283	76,070
Medisize Holding AG	524	28,265
Metall Zug AG	24	58,322
Meyer Burger Technology Ag	4,310	91,870
Mobilezone Holding AG	5,131	38,922
Mobimo Holding AG (I)	582	99,686

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Orascom Development Holding Ag	169	$11,550
Orell Fuessli Holding AG	223	28,643
Panalpina Welttransport Holding AG	1,387	92,955
Phoenix Mecano AG	81	34,991
Precious Woods Holding AG (I)	327	11,415
PubliGroupe SA (I)	276	26,981
Rieter Holding AG (I)	353	87,404
Romande Energie Holding SA	43	73,414
Schaffner Holding AG (I)	90	13,737
Schulthess Group AG	805	35,520
Schweiter Technologies AG	117	57,359
Schweizerhall Holding AG	305	46,561
Schweizerische National-Versicherungs-
Gesellschaft AG (I)	1,491	40,374
Siegfried Holding AG	396	34,281
St. Galler Kantonalbank	253	115,640
Sulzer AG	2,497	223,119
Swissfirst AG	887	27,220
Swisslog Holding AG	60,097	54,277
Swissquote Group Holding SA	1,018	47,386
Tamedia AG	586	41,436
Tecan Group AG	1,142	79,212
Temenos Group AG (I)(L)	6,535	164,291
Tornos SA (I)	2,185	15,765
Valora Holding AG	333	74,674
Vaudoise Assurances Holding SA	211	36,931
Vontobel Holding AG	2,623	78,089
VZ Holding AG	879	64,456
WMH Walter Meier AG	120	14,298
Ypsomed Holding AG (I)	908	55,787
Zehnder Group AG	36	51,430
Zuger Kantonalbank	20	84,753

		5,695,752
United Arab Emirates - 0.12%
Dragon Oil PLC (I)	21,351	148,237
United Kingdom - 16.82%
888 Holdings PLC	10,776	16,628
A.G. Barr PLC	3,920	48,578
Aberdeen Asset Management PLC	87,089	152,506
AEA Technology PLC (I)	18,852	6,546
Aegis Group PLC	88,265	156,780
Aga Rangemaster Group PLC (I)	16,809	33,318
Alphameric PLC	33,484	14,884
Anglo Pacific Group PLC	13,955	54,472
Anglo-Eastern Plantations PLC	3,005	19,480
Anite PLC	32,668	16,189
Antisoma PLC	100,552	51,365
Ark Therapeutics Group PLC (I)	20,122	4,281
Arriva PLC (I)	21,983	171,664
Ashtead Group PLC	51,117	66,160
Assura Group, Ltd. (I)	39,777	27,289
Aveva Group PLC	6,703	105,299
Avis Europe PLC (I)	69,527	32,873
Axis-Shield PLC	9,883	58,928
Babcock International Group PLC	22,257	178,733
Balfour Beatty PLC	48,337	203,544
BBA Aviation PLC	47,385	120,780
Beazley PLC	59,045	101,602
Bellway PLC	12,567	127,434
Berkeley Group Holdings PLC (I)	9,481	107,297
Bespak PLC	7,040	38,191
Bloomsbury Publishing PLC	9,864	18,876
BlueBay Asset Management PLC	15,668	88,873
Bodycote PLC	20,949	57,081

The accompanying notes are an integral part of the financial statements.	134

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Bovis Homes Group PLC	13,533	$75,291
Braemar Seascope Group PLC	1,189	7,776
Brewin Dolphin Holdings PLC	20,522	39,220
British Polythene Industries PLC	4,400	19,461
Britvic PLC	16,396	106,524
BSS Group PLC	13,812	55,810
BTG PLC	28,558	78,222
Care UK PLC	6,460	41,151
Carillion PLC	51,830	223,967
Carpetright PLC	6,037	85,715
Carphone Warehouse Group PLC	8,597	24,302
Castings PLC	6,764	19,085
Centaur Media PLC	19,732	14,742
Charles Stanley Group PLC	5,789	20,683
Charles Taylor Consulting PLC	5,241	17,675
Charter International PLC	16,185	164,343
Chaucer Holdings PLC	16,633	11,542
Chemring Group PLC (I)	3,525	178,436
Chesnara PLC	17,735	57,125
Chime Communications PLC	5,000	14,522
Chloride Group PLC	28,592	80,552
Chrysalis Group PLC (I)	7,473	11,642
Clarkson PLC	293	3,536
Clinton Cards PLC (I)	33,476	19,396
Close Brothers Group PLC	15,534	159,808
Collins Stewart PLC	27,764	30,694
Colt Telecom Group SA (I)	31,689	64,516
Communisis PLC (I)	19,820	4,383
Computacenter PLC	11,130	48,869
Connaught PLC	12,117	55,628
Cookson Group PLC (I)	25,913	181,826
Corin Group PLC	4,201	3,619
Costain Group PLC (I)	47,619	17,426
Cranswick PLC (I)	5,196	63,384
Creston PLC	10,587	13,722
Croda International PLC (I)	13,962	191,656
CSR PLC (I)	17,921	129,789
D.S. Smith PLC	37,951	67,274
Daily Mail & General Trust	28,742	194,834
Dairy Crest Group PLC	14,905	81,963
Dana Petroleum PLC (I)	9,638	161,071
Davis Service Group PLC	19,057	118,032
De La Rue PLC	10,370	147,952
Debenhams PLC (I)	154,042	147,093
Dechra Pharmaceuticals PLC	6,959	48,289
Delta PLC	15,616	37,582
Development Securities PLC	13,707	59,919
Devro PLC	15,211	39,899
Dicom Group PLC (I)	6,393	20,664
Dignity PLC	6,116	62,909
Dimension Data Holdings PLC	190,485	256,397
Diploma PLC	10,843	29,266
Domino Printing Sciences PLC	9,846	51,124
DSG International PLC	283,994	132,927
DTZ Holdings PLC	19,551	23,923
Dunelm Group PLC	6,499	38,125
easyJet PLC (I)	28,766	181,701
Electrocomponents PLC	43,870	124,065
Elementis PLC (I)	49,703	43,963
Enterprise Inns PLC	7,063	10,934
Euromoney Institutional Investor PLC	4,164	29,863
Evolution Group PLC	21,877	36,831
F&C Asset Management PLC	29,733	25,143
Fenner PLC	17,524	49,902
Filtrona PLC	20,887	59,577

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Findel PLC	10,678	$4,518
FirstGroup PLC	5,932	32,162
Forth Ports PLC	4,084	66,459
Fortune Oil PLC	205,675	20,958
French Connection Group PLC (I)	23,030	12,674
Fuller Smith & Turner PLC	8,112	66,713
Future PLC (I)	44,714	12,785
Galiform PLC (I)	112,844	140,215
Galliford Try PLC	5,619	27,846
Game Group PLC	36,488	45,634
Gem Diamonds, Ltd.	11,000	38,980
Genus PLC (I)	6,656	70,498
GKN PLC	104,473	179,463
Go-Ahead Group PLC	3,980	82,433
Greene King PLC	20,878	137,416
Greggs PLC	8,569	54,234
Halfords Group PLC	20,002	138,571
Halma PLC (I)	40,384	153,494
Hampson Industries PLC	36,786	35,636
Hardy Oil & Gas PLC (I)	7,986	28,929
Hargreaves Lansdown PLC	22,375	109,914
Hays PLC	104,128	165,703
Headlam Group PLC	14,115	57,793
Helical Bar PLC	8,701	41,457
Helphire PLC	51,338	45,014
Henderson Group PLC	78,132	149,582
Henry Boot PLC	14,125	20,674
Heritage Oil, Ltd. (I)	19,736	140,830
Hikma Pharmaceuticals PLC	14,054	117,865
Hill & Smith Holdings PLC	14,323	70,045
HMV Group PLC	39,707	41,783
Hogg Robinson Group PLC	39,788	20,327
Holidaybreak PLC	3,875	14,892
Homeserve PLC	5,291	137,202
Hunting PLC	10,945	98,073
Huntsworth PLC	22,389	23,217
Hyder Consulting PLC	475	1,585
IG Group Holdings PLC	33,994	200,623
Imagination Technologies Group PLC	42,827	156,440
IMI PLC	35,743	308,043
Inchcape PLC (I)	79,498	30,866
Informa PLC	9,337	47,786
Intec Telecom Systems PLC	40,144	59,988
Intermediate Capital Group PLC	28,818	106,542
International Personal Finance PLC	25,827	78,702
Interserve PLC	14,294	43,609
ITE Group PLC	42,551	87,774
J.D. Wetherspoon PLC	11,284	77,343
James Fisher & Sons PLC	4,903	32,901
Jardine Lloyd Thompson Group PLC	15,119	114,010
JKX Oil & Gas PLC	9,108	34,916
John Menzies PLC (I)	7,960	38,092
John Wood Group PLC	41,896	229,765
Johnston Press PLC	131,792	49,758
Keller Group PLC	6,780	68,431
Kesa Electricals PLC	50,341	87,930
Kier Group PLC	3,821	58,395
Kingston Communications PLC	123,424	89,869
Ladbrokes PLC	108,776	241,962
Laird Group PLC	25,818	50,296
Laura Ashley Holdings PLC	68,094	12,981
Lavendon Group PLC	13,340	12,154
Liontrust Asset Management PLC (I)	5,127	8,485
Logica PLC	63,575	115,788
Lookers PLC (I)	35,795	28,662

The accompanying notes are an integral part of the financial statements.	135

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
LSL Property Services PLC (I)	7,930	$32,533
Luminar Group Holdings PLC (I)	13,431	5,733
Management Consulting Group PLC	73,960	22,552
Manganese Bronze Holdings PLC (I)	3,263	4,130
Marshalls PLC	29,028	36,753
Marston’s PLC	30,387	41,902
McBride PLC (I)	17,330	63,440
Meggitt PLC (I)	91,919	388,932
Melrose PLC	54,023	143,407
Melrose Resources PLC	4,954	23,646
Michael Page International PLC	33,159	187,683
Micro Focus International PLC	19,599	141,102
Millennium & Copthorne Hotels PLC	17,014	108,644
Misys PLC	48,309	167,864
Mitchells & Butlers PLC	2,205	9,538
Mitie Group PLC (I)	31,719	109,444
Mondi PLC	39,532	229,504
Moneysupermarket.com Group PLC	5,435	6,134
Morgan Crucible Co. PLC	27,442	72,223
Morgan Sindall PLC	5,441	46,053
Morse PLC (I)	17,420	10,691
Mothercare PLC (I)	7,645	75,669
Mouchel Parkman PLC	10,894	35,033
MWB Group Holdings PLC (I)	15,166	9,370
N. Brown Group PLC	18,394	60,489
National Express Group PLC (I)	48,489	150,078
Northern Foods PLC (I)	45,437	39,842
Northgate PLC	492	1,434
Northumbrian Water Group PLC	43,320	182,139
Novae Group PLC	7,830	34,740
Oxford Biomedica PLC (I)	90,000	15,097
Oxford Instruments PLC	5,102	18,056
Pace Micro Technology PLC (I)	21,795	58,177
Paypoint PLC	5,847	33,877
Pendragon PLC (I)	119,021	43,557
Pennon Group PLC	13,128	105,005
Persimmon PLC	25,959	154,488
Petropavlovsk PLC	740	10,658
Phoenix IT Group, Ltd.	9,852	43,415
Photo-Me International PLC	22,753	11,103
Premier Farnell PLC	36,962	103,350
Premier Foods PLC (I)	238,839	126,371
Premier Oil PLC (I)	9,685	162,181
Prostrakan Group PLC (I)	2,053	3,193
Provident Financial PLC	12,886	185,842
Psion PLC	11,459	15,731
Punch Taverns PLC (I)	25,348	29,711
PV Crystalox Solar PLC	29,561	22,049
PZ Cussons PLC	20,894	91,657
Qinetiq PLC	64,033	123,127
Quintain Estates & Development PLC	161,428	150,211
Rank Group PLC (I)	26,068	40,757
Rathbone Brothers PLC	4,369	54,550
REA Holdings PLC	2,127	17,044
Redrow PLC	15,513	31,709
Renishaw PLC	3,900	35,621
Rensburg Sheppards PLC	4,261	38,278
Restaurant Group PLC	19,119	60,168
Ricardo PlC (I)	9,643	40,147
Rightmove PLC	14,759	142,931
RM PLC	13,737	36,466
Robert Walters PLC	8,828	27,187
Robert Wiseman Dairies PLC	4,588	35,886
ROK PLC	31,236	20,345
Rotork PLC	8,459	167,452

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Royalblue Group PLC	5,020	$106,445
RPC Group PLC	10,280	36,364
RPS Group PLC (I)	23,867	65,522
Salamander Energy PLC (I)	12,056	45,985
Savills PLC	12,782	60,735
Scott Wilson Group PLC	138	197
SDL PLC	7,187	49,764
Senior PLC	55,744	66,722
Severfield Rowen PLC	8,148	25,909
Shanks Group PLC	16,481	29,350
Shore Capital Group PLC	82,607	42,197
SIG PLC	66,079	115,520
Smiths News PLC	49,558	88,047
Soco International PLC	6,432	150,509
Southern Cross Healthcare, Ltd. (I)	18,768	43,220
Spectris PLC	11,747	141,131
Spirax-Sarco Engineering PLC	7,883	152,702
Spirent Communications PLC	34,260	54,391
Spirent Communications PLC, ADR	1,208	7,490
Sports Direct International PLC	28,725	44,953
SSL International PLC	22,943	258,513
St James’s Place PLC	19,486	76,196
St. Ives Group PLC (I)	12,932	9,520
St. Modwen Properties PLC	12,563	37,136
Stagecoach Group PLC	61,110	162,995
Sthree PLC	11,092	48,323
Tate & Lyle PLC	1,062	6,819
Ted Baker PLC	5,384	38,318
Telecom Plus PLC (I)	5,142	23,599
The Weir Group PLC	22,143	263,669
Thorntons PLC	10,805	20,594
Tomkins PLC	23,630	276,471
Topps Tiles PLC (I)	25,009	30,415
Town Centre Securities PLC (I)	4,430	10,847
Travis Perkins PLC (I)	18,819	192,036
Tribal Group PLC	1,323	1,916
Trinity Mirror PLC	37,867	76,294
TT electronics PLC (I)	26,687	35,611
Tullett Prebon PLC	25,044	109,305
UK Coal PLC	20,780	15,446
UK Mail Group PLC	6,109	27,790
Ultra Electronics Holdings PLC (I)	6,954	140,636
Umeco PLC	6,440	31,228
United Business Media, Ltd.	25,338	168,993
UTV Media PLC	12,462	19,193
Vectura Group PLC (I)	35,006	34,159
Victrex PLC	7,743	102,710
Vislink PLC	22,958	8,400
Vitec Group PLC	3,750	22,655
VP PLC	664	1,715
VT Group PLC	18,117	184,440
W.S. Atkins PLC	10,171	89,430
Wellstream Holdings PLC	8,321	63,440
WH Smith PLC	15,331	107,303
William Hill PLC	71,483	212,652
Wilmington Group PLC	8,311	16,914
Wincanton PLC	11,768	34,468
Wolfson Microelectronics PLC (I)	11,249	24,570
WSP Group PLC (I)	7,138	28,944
Xaar PLC (I)	17,577	22,375
Xchanging PLC	23,627	66,301
Yell Group PLC (I)	188,882	114,009
Yule Catto & Company PLC (I)	29,330	75,596

		21,089,792

The accompanying notes are an integral part of the financial statements.	136

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States - 0.32%
Coeur d’Alene Mines Corp. (L)	3,660	$52,709
Golden Star Resources, Ltd. (I)	32,118	100,121
Jaguar Mining Incjaguar Mining Inc	2,130	20,122
pSivida Corp.	2,379	7,934
Royal Gold, Inc.	747	33,545
Storm Cat Energy Corp. (I)	2,400	6
SXC Health Solutions Corp. (I)	3,700	185,527

		399,964

TOTAL COMMON STOCKS (Cost $151,092,695)		$124,627,053

PREFERRED STOCKS - 0.03%
Australia - 0.03%
Village Roadshow, Ltd., 5.50%	20,000	39,422

TOTAL PREFERRED STOCKS (Cost $48,374)		$39,422

WARRANTS - 0.00%
Australia - 0.00%
UXC, Ltd. (Expiration Date: 03/31/2010,
Strike Price: AUD 0.45) (I)	5,594	460
Hong Kong - 0.00%
Goldin Properties Holdings, Ltd. (Expiration
Date: 08/22/2010, Strike Price:
HKD 6.00) (I)	9,300	8

TOTAL WARRANTS (Cost $518)		$468

RIGHTS - 0.00%
Australia - 0.00%
Flexigroup, Ltd. (Expiration
Date: 03/23/2010) (I)	5,583	751
Greece - 0.00%
Emporiki Bank SA (Expiration
Date: 03/18/2010) (I)	8,531	0
Marfin Investment Group SA (Expiration
Date: 03/04/2010) (I)	46,194	629

		629
Norway - 0.00%
Norse Energy Corp. ASA (Expiration
Date: 12/31/2010) (I)	2,880	151
Spain - 0.00%
General De Alquiler De Maquinaria SA
(Expriation Date: 03/09/2010, Strike
Price: EUR 2.65) (I)	4,331	1,073

TOTAL RIGHTS (Cost $-)		$2,604

SHORT-TERM INVESTMENTS - 4.34%
Short-Term Securities* - 0.73%
State Street Institutional Liquid Reserves
Fund, 0.1176%	$918,970	918,970
Securities Lending Collateral - 3.61%
John Hancock Collateral Investment
Trust, 0.1869% (W)(Y)	451,694	4,521,502

TOTAL SHORT-TERM INVESTMENTS (Cost $5,438,492)		$5,440,472

Total Investments (International Small Company Fund)
(Cost $156,580,079) - 103.74%		$130,110,019
Other assets and liabilities, net - (3.74%)		(4,690,759)

TOTAL NET ASSETS - 100.00%		$125,419,260

For sector weighting information see pages 3-8.

International Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 91.74%
Australia - 0.77%
Brambles, Ltd.	1,487,304	$9,238,734
Austria - 0.96%
Telekom Austria AG	873,300	11,453,718
Bermuda - 0.64%
PartnerRe, Ltd. (L)	95,760	7,623,454
Brazil - 0.62%
Empresa Brasileira de Aeronautica
SA, ADR (L)	339,020	7,444,879
Canada - 1.61%
Biovail Corp.	606,300	8,971,765
Talisman Energy, Inc.	563,640	10,301,081

		19,272,846
China - 1.25%
China Telecom Corp., Ltd.	18,363,589	8,052,827
Shanghai Electric Group Company, Ltd.	15,149,555	6,833,559

		14,886,386
France - 11.08%
AXA SA (L)	986,837	19,911,681
Cap Gemini SA	200,190	9,218,069
Compagnie Generale des Etablissements
Michelin, Class B	62,070	4,332,016
France Telecom SA	1,397,501	32,786,463
GDF Suez (L)	210,400	7,728,947
Sanofi-Aventis SA	339,576	24,844,346
Total SA	358,192	19,995,860
Vivendi SA	539,650	13,599,017

		132,416,399
Germany - 8.72%
Bayerische Motoren Werke (BMW) AG	305,944	12,402,412
Celesio AG	162,540	4,732,394
Deutsche Post AG	416,701	6,773,958
E.ON AG	305,490	10,877,751
Merck KGAA	160,580	12,634,726
Muenchener Rueckversicherungs -
Gesellschaft AG	133,066	20,589,225
SAP AG	394,750	17,603,961
Siemens AG	199,739	17,127,435
Symrise AG	66,700	1,421,859

		104,163,721
Hong Kong - 1.36%
China Mobile, Ltd.	308,000	3,040,570
Hutchison Whampoa, Ltd.	1,836,620	13,160,168

		16,200,738
Israel - 0.49%
Check Point Software Technologies, Ltd. (I)	179,860	5,863,436
Italy - 1.67%
Autogrill SpA (I)	1,054,007	13,087,901
UniCredit Italiano SpA (I)	2,709,809	6,870,699

		19,958,600
Japan - 7.06%
Mitsubishi UFJ Financial Group	1,611,700	8,214,282
Nintendo Company, Ltd.	74,794	20,364,460
Sompo Japan Insurance, Inc.	663,000	4,593,730
Sony Corp.	429,514	14,669,736
Takeda Pharmaceutical Company, Ltd.	160,800	7,283,088
Toyota Motor Corp.	312,200	11,683,608
USS Company, Ltd.	271,530	17,616,440

		84,425,344

The accompanying notes are an integral part of the financial statements.	137

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands - 7.06%
ING Groep NV (I)	3,267,498	$29,320,095
Philips Electronics NV	537,666	15,726,404
Randstad Holdings NV (I)(L)	210,440	8,814,339
Reed Elsevier NV	997,669	11,427,528
Royal Dutch Shell PLC, B Shares	731,283	19,147,696

		84,436,062
Norway - 4.80%
Aker Solutions ASA	979,950	12,974,886
Statoil ASA	1,028,570	23,092,938
Telenor ASA (I)	1,681,911	21,270,076

		57,337,900
Russia - 0.57%
Gazprom OAO, SADR	308,000	6,849,920
Singapore - 3.05%
Flextronics International, Ltd. (I)	2,521,640	17,550,614
Singapore Telecommunications, Ltd.	8,715,000	18,913,081

		36,463,695
South Korea - 3.68%
KB Financial Group, Inc., ADR (I)(L)	314,328	13,160,913
Samsung Electronics Co., Ltd., GDR (S)	96,164	30,841,458

		44,002,371
Spain - 2.90%
Iberdrola SA	1,422,913	11,457,526
Telefonica SA	989,769	23,247,506

		34,705,032
Sweden - 1.88%
Ericsson (LM), Series B	1,652,914	16,534,463
Niscayah Group AB (L)	2,955,338	5,929,485

		22,463,948
Switzerland - 7.51%
Adecco SA	356,560	17,728,637
Lonza Group AG	45,350	3,572,578
Nestle SA	473,010	23,533,363
Novartis AG	282,470	15,668,524
Roche Holdings AG	55,770	9,316,155
Swiss Re	286,003	12,883,829
UBS AG (I)	511,498	7,050,392

		89,753,478
Taiwan - 4.07%
Compal Electronics, Inc., GDR (S)	2,085,024	14,952,333
Lite-On Technology Corp.	6,392,264	8,225,571
Lite-On Technology Corp., GDR	444,199	5,719,995
Mega Financial Holding Company, Ltd.	1,274,772	704,961
Taiwan Semiconductor
Manufacturing Company, Ltd.	10,392,576	19,056,525

		48,659,385
United Kingdom - 18.36%
Aviva PLC	2,301,950	13,729,741
BAE Systems PLC	1,916,030	10,938,638
BP PLC	2,546,112	22,475,418
British Sky Broadcasting Group PLC	1,840,516	15,273,184
G4S PLC	3,063,280	12,649,057
GlaxoSmithKline PLC	992,205	18,395,311
Hays PLC	5,113,400	8,137,150
HSBC Holdings PLC	522,050	5,734,403
Kingfisher PLC	5,527,810	18,127,612
Marks & Spencer Group PLC	1,044,400	5,258,578
Old Mutual PLC (I)	3,772,432	6,533,184
Pearson PLC	985,766	13,763,157

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Premier Foods PLC (I)	8,745,586	$4,627,350
Rentokil Initial PLC (I)	4,506,737	8,862,231
Rexam PLC	1,273,450	5,421,710
Sage Group PLC	1,916,960	6,923,509
Tesco PLC	921,040	5,895,579
Vodafone Group PLC	17,011,166	36,698,367

		219,444,179
United States - 1.63%
ACE, Ltd.	390,256	19,508,897

TOTAL COMMON STOCKS (Cost $1,196,642,158)		$1,096,573,122

SHORT-TERM INVESTMENTS - 12.93%
Short-Term Securities* - 8.10%
Bank of Montreal, Time Deposit, 0.080%	$16,860,000	16,860,000
Paribas Corp., Time Deposit, 0.120%	40,000,000	40,000,000
Royal Bank of Canada, Time Deposit, 0.100%	40,000,000	40,000,000

		96,860,000
Securities Lending Collateral - 4.83%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)*	5,772,311	57,781,407

TOTAL SHORT-TERM INVESTMENTS (Cost $154,636,360)		$154,641,407

Total Investments (International Value Fund)
(Cost $1,351,278,518) - 104.67%		$1,251,214,529
Other assets and liabilities, net - (4.67%)		(55,877,295)

TOTAL NET ASSETS - 100.00%		$1,195,337,234

For sector weighting information see pages 3-8.

Investment Quality Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 32.53%
U.S. Treasury Bonds - 26.95%
4.375%, 11/15/2039	$1,000,000	$974,688
4.500%, 08/15/2039	1,000,000	995,469
4.625%, 02/15/2040	2,250,000	2,285,156
5.375%, 02/15/2031	1,000,000	1,131,094
5.500%, 08/15/2028	1,000,000	1,142,656
6.250%, 08/15/2023	2,500,000	3,053,125
7.250%, 08/15/2022	1,900,000	2,510,968
7.500%, 11/15/2016	5,450,000	6,968,762
7.875%, 02/15/2021	9,250,000	12,659,455
8.125%, 08/15/2019 to 08/15/2021 (F)	6,200,000	8,577,804
8.750%, 05/15/2017 to 08/15/2020	9,785,000	13,905,673

		54,204,850
U.S. Treasury Note - 1.05%
3.125%, 08/31/2013	2,000,000	2,105,624
Federal Home Loan Mortgage Corp. - 1.34%
4.000%, 11/15/2019	135,265	138,928
5.000%, 03/01/2019 to 12/01/2034	2,419,721	2,538,064
6.500%, 04/01/2029 to 08/01/2034	19,968	21,919
7.500%, 06/01/2010 to 05/01/2028	4,564	5,010

		2,703,921
Federal National Mortgage Association - 3.04%
4.664%, 05/01/2013	168,187	178,384
4.860%, 01/01/2015	2,792,758	2,981,479

The accompanying notes are an integral part of the financial statements.	138

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
4.918%, 02/01/2013		$253,804	$268,124
5.000%, 03/01/2019 to 06/01/2019		965,712	1,029,827
5.500%, 08/01/2035 to 11/01/2035		934,563	988,008
5.629%, 12/01/2011		200,604	208,833
5.936%, 11/01/2011		107,116	111,218
6.047%, 05/01/2012		123,693	133,490
6.078%, 03/01/2012		77,337	81,372
6.085%, 10/01/2011		131,901	137,020
6.500%, 09/01/2031		73	80
7.000%, 06/01/2029		232	249

			6,118,084
Government National Mortgage Association - 0.11%
6.000%, 12/15/2013 to 04/15/2035		42,221	45,859
6.500%, 06/15/2028 to 08/15/2034		38,772	42,433
7.000%, 11/15/2031 to 11/15/2033		111,619	122,970
8.000%, 07/15/2030		1,976	2,195

			213,457
U.S. Department of Housing & Urban Development - 0.04%
7.498%, 08/01/2011		77,000	77,415

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $61,781,043)			$65,423,351

FOREIGN GOVERNMENT
OBLIGATIONS - 1.49%
Brazil - 1.08%
Federative Republic of Brazil
5.875%, 01/15/2019		775,000	835,063
7.125%, 01/20/2037		90,000	101,700
10.000%, 01/01/2017	BRL	2,500,000	1,237,444

			2,174,207
Hungary - 0.16%
Republic of Hungary
6.250%, 01/29/2020		$305,000	311,914
Lithuania - 0.06%
Republic of Lithuania
7.375%, 02/11/2020 (S)		115,000	119,604
Qatar - 0.19%
Government of Qatar
4.000%, 01/20/2015 (S)		380,000	383,800

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $2,616,223)			$2,989,525

CORPORATE BONDS - 49.40%
Advertising - 0.01%
Catalina Marketing Corp.
10.500%, 10/01/2015 (S)		10,000	10,450
Aerospace/Defense - 0.06%
Goodrich Corp.
7.100%, 11/15/2027		115,000	120,199
Agriculture - 0.34%
Cargill, Inc.
5.600%, 09/15/2012 (S)		635,000	691,372
Airlines - 0.31%
American Airlines Pass Through
Trust 2003-01
3.857%, 07/09/2010		15,425	15,155
Continental Airlines, Inc.
5.983%, 04/19/2022		30,000	28,875
6.900%, 01/02/2018		101,308	100,422

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Airlines (continued)
Continental Airlines, Inc. (continued)
9.798%, 04/01/2021	$8,329	$7,454
Continental Airlines, Inc., Series 981A
6.648%, 09/15/2017	197,316	191,397
Southwest Airlines Company, Series 07-1
6.150%, 08/01/2022	280,464	283,269

		626,572
Auto Manufacturers - 0.41%
DaimlerChrysler NA Holding Corp.
7.300%, 01/15/2012	540,000	589,529
8.500%, 01/18/2031	175,000	218,162
Ford Motor Company
7.450%, 07/16/2031	20,000	17,575

		825,266
Auto Parts & Equipment - 0.01%
Affinia Group, Inc.
9.000%, 11/30/2014	5,000	4,881
ArvinMeritor, Inc.
8.125%, 09/15/2015	10,000	9,100
10.625%, 03/15/2018	5,000	4,901
Tenneco, Inc.
8.625%, 11/15/2014	5,000	4,913

		23,795
Banks - 3.48%
American Express Centurion Bank
6.000%, 09/13/2017	500,000	529,898
ANZ National International, Ltd.
2.375%, 12/21/2012	260,000	261,370
Barclays Bank PLC
8.550%, (S)(P)	10,000	9,750
First Republic Bank of San Francisco
7.750%, 09/15/2012	111,000	118,456
First Union National Bank
7.800%, 08/18/2010	350,000	361,166
GMAC, Inc.
8.000%, 11/01/2031	23,000	21,218
HSBC Bank USA NA
7.000%, 01/15/2039	250,000	278,149
Lloyds TSB Bank PLC
4.375%, 01/12/2015	520,000	511,313
National Australia Bank, Ltd.
8.600%, 05/19/2010	23,000	23,402
NB Capital Trust IV
8.250%, 04/15/2027	15,000	14,550
NBD Bancorp
8.250%, 11/01/2024	270,000	318,641
Republic New York Corp.
9.500%, 04/15/2014	135,000	156,759
Sanwa Bank, Ltd.
7.400%, 06/15/2011	300,000	321,541
Sovereign Bancorp, Inc.
4.800%, 09/01/2010	30,000	30,460
The Royal Bank of Scotland PLC
4.875%, 08/25/2014 (S)	550,000	556,207
US Bancorp
7.500%, 06/01/2026	750,000	822,068
Wachovia Corp.
5.750%, 06/15/2017	385,000	406,411
Wachovia Corp., Series MTN
5.500%, 05/01/2013	570,000	615,711
Wells Fargo & Company
4.950%, 10/16/2013	1,020,000	1,079,008

The accompanying notes are an integral part of the financial statements.	139

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banks (continued)
Westpac Banking Corp.
4.200%, 02/27/2015	$550,000	$567,387

		7,003,465
Beverages - 0.98%
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019 (S)	125,000	143,972
7.750%, 01/15/2019 (S)	400,000	481,477
Companhia de Bebidas das Americas
8.750%, 09/15/2013	365,000	424,313
Constellation Brands, Inc.
7.250%, 09/01/2016	10,000	10,113
Dr Pepper Snapple Group, Inc.
6.820%, 05/01/2018	440,000	501,308
Molson Coors Capital Financial
4.850%, 09/22/2010	117,000	119,614
PepsiCo, Inc.
7.900%, 11/01/2018	235,000	293,896

		1,974,693
Biotechnology - 0.18%
Amgen, Inc.
6.400%, 02/01/2039	245,000	271,762
Life Technologies Corp.
6.000%, 03/01/2020	85,000	87,636
Talecris Biotherapeutics Holdings Corp.
7.750%, 11/15/2016 (S)	5,000	5,025

		364,423
Building Materials - 0.00%
Goodman Global Group, Inc.
0.00%, 12/15/2014	5,000	2,900
Chemicals - 0.60%
Agrium, Inc.
7.125%, 05/23/2036	225,000	243,158
Ashland, Inc.
9.125%, 06/01/2017 (S)	10,000	10,950
Cytec Industries, Inc.
4.600%, 07/01/2013	133,000	139,853
6.000%, 10/01/2015	200,000	215,406
Hexion U.S. Finance Corp.
9.750%, 11/15/2014	10,000	9,450
IMC Global, Inc.
7.300%, 01/15/2028	3,000	3,299
Momentive Performance Materials, Inc.
9.750%, 12/01/2014	10,000	9,425
Potash Corp. of Saskatchewan, Inc.
4.875%, 03/30/2020	575,000	576,432

		1,207,973
Coal - 0.05%
Peabody Energy Corp.
7.375%, 11/01/2016	100,000	105,750
Commercial Services - 0.37%
Aramark Services, Inc.
8.500%, 02/01/2015	10,000	10,100
Avis Budget Car Rental LLC
7.625%, 05/15/2014	15,000	13,988
Cenveo Corp.
7.875%, 12/01/2013	5,000	4,625
Corrections Corp. of America
6.750%, 01/31/2014	100,000	100,750
Deluxe Corp.
7.375%, 06/01/2015	50,000	48,500

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Commercial Services (continued)
Erac USA Finance Company
8.000%, 01/15/2011 (S)	$534,000	$563,055
Service Corp. International
7.625%, 10/01/2018	10,000	10,050

		751,068
Computers - 0.10%
Seagate Technology International
10.000%, 05/01/2014	150,000	170,438
Stream Global Services, Inc.
11.250%, 10/01/2014 (S)	15,000	15,319
Unisys Corp.
12.750%, 10/15/2014 (S)	12,000	13,860
14.250%, 09/15/2015 (S)	7,000	8,260

		207,877
Cosmetics & Personal Care - 0.16%
Procter & Gamble
9.360%, 01/01/2021	256,143	321,183
Revlon Consumer Products Corp.
9.750%, 11/15/2015 (S)	5,000	5,138

		326,321
Diversified Financial Services - 12.44%
AGFC Capital Trust I, (6.000% to
01/15/2017, then 3 month
LIBOR +175 bps)
maturing at 01/15/2067 (S)	170,000	79,050
American Express Credit Corp.
5.125%, 08/25/2014	360,000	383,681
American General Finance Corp.
5.375%, 10/01/2012	154,000	131,198
Bank of America Corp.
4.375%, 12/01/2010	436,000	447,535
5.420%, 03/15/2017	800,000	782,140
5.650%, 05/01/2018	125,000	124,686
5.750%, 12/01/2017	100,000	101,266
BAT International Finance PLC
9.500%, 11/15/2018 (S)	200,000	259,659
Bear Stearns Companies, Inc.
5.350%, 02/01/2012	80,000	85,552
6.400%, 10/02/2017	105,000	115,925
6.950%, 08/10/2012	345,000	384,239
Capital One Capital IV, (6.750% to
02/17/2032, then 1 month
LIBOR +217 bps)
maturing at 02/17/2037	125,000	103,750
Capital One Financial Corp.
7.375%, 05/23/2014	60,000	68,781
Charles Schwab Corp.
4.950%, 06/01/2014	230,000	247,091
CIT Group Funding Company of
Delaware LLC
10.250%, 05/01/2013 to 05/01/2017	10,020	10,265
CIT Group, Inc.
7.000%, 05/23/2014	117,641	105,547
Citigroup Capital XXI, (8.300% to
12/21/2037, then 3 month
LIBOR +417 bps)
maturing at 12/21/2057	30,000	27,825
Citigroup, Inc.
4.875%, 05/23/2014	286,000	278,841
5.500%, 05/23/2014	900,000	951,907
6.500%, 05/23/2014	420,000	451,770
6.875%, 03/05/2038	275,000	271,467

The accompanying notes are an integral part of the financial statements.	140

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
CNG Holdings, Inc.
12.250%, 02/15/2015	$10,000	$9,613
Countrywide Financial Corp.
4.500%, 06/15/2010	70,000	70,786
Credit Acceptance Corp.
9.125%, 02/01/2017	5,000	4,975
Discover Financial Services
6.450%, 06/12/2017	300,000	290,174
Equitable Companies, Inc.
7.000%, 04/01/2028	235,000	246,482
Farmers Exchange Capital
7.050%, 07/15/2028 (S)	350,000	311,372
Ford Motor Credit Company LLC
7.000%, 10/01/2013	21,000	20,682
GATX Financial Corp.
5.500%, 02/15/2012	200,000	209,954
General Electric Capital Corp.
2.000%, 09/28/2012	1,765,000	1,790,840
2.800%, 01/08/2013	1,700,000	1,714,715
4.800%, 05/01/2013	475,000	502,249
6.750%, 03/15/2032	934,000	961,116
General Electric Capital Corp., Series A
6.125%, 02/22/2011	67,000	70,491
HBOS PLC
6.000%, 11/01/2033 (S)	210,000	162,403
HSBC Holdings PLC
0.454%, 10/06/2016 (P)	600,000	576,529
6.800%, 10/06/2016	850,000	906,822
Iberdrola Finance Ireland, Ltd.
5.000%, 09/11/2019 (S)	425,000	421,409
International Lease Finance Corp.
5.625%, 09/15/2010	170,000	168,088
5.875%, 05/01/2013	250,000	214,664
6.375%, 03/25/2013	145,000	127,710
International Lease Finance
Corp. Series MTN
5.650%, 06/01/2014	10,000	8,490
JPMorgan Chase & Company
3.700%, 10/06/2016	575,000	581,932
5.150%, 10/06/2016	200,000	211,721
5.375%, 10/01/2012	760,000	823,545
JPMorgan Chase & Company, MTN
6.000%, 10/06/2016	555,000	601,101
JPMorgan Chase Capital XV
5.875%, 03/15/2035	567,000	508,687
Lazard Group LLC
6.850%, 06/15/2017	585,000	594,165
Merrill Lynch & Company, Inc.
6.400%, 08/28/2017	740,000	770,458
6.875%, 04/25/2018	425,000	447,801
7.750%, 05/14/2038	135,000	144,157
Mizuho Financial Group Cayman, Ltd.
5.790%, 04/15/2014 (S)	246,000	263,404
Morgan Stanley
4.200%, 04/15/2014	215,000	215,631
5.550%, 04/15/2014	225,000	228,703
6.000%, 04/15/2014	350,000	373,860
6.250%, 04/15/2014	500,000	527,744
6.750%, 04/15/2014	106,000	111,989
Morgan Stanley, Series F
6.625%, 04/15/2014	675,000	718,189
Nissan Motor Acceptance Corp.
4.500%, 01/30/2015	310,000	314,034
Nomura Holdings, Inc.
5.000%, 03/04/2015 (C)	225,000	227,257

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Principal Life Global Funding I
5.125%, 10/15/2013 (S)	$225,000	$232,213
6.125%, 10/15/2033 (S)	108,000	99,361
Sun Canada Financial Company
7.250%, 12/15/2015 (S)	229,000	232,590
The Goldman Sachs Group, Inc.
5.450%, 11/01/2012	340,000	364,627
6.000%, 05/01/2014	60,000	65,850
6.150%, 04/01/2018	750,000	792,233
6.750%, 10/01/2037	905,000	877,456
6.875%, 01/15/2011	208,000	218,573
7.500%, 02/15/2019	235,000	268,956

		25,017,976
Electric - 4.80%
Abu Dhabi National Energy Company
5.875%, 10/27/2016 (S)	110,000	108,695
Carolina Power & Light Company
6.500%, 07/15/2012	671,000	742,642
Commonwealth Edison Company
5.950%, 08/15/2016	125,000	138,412
6.150%, 03/15/2012	92,000	100,020
Dominion Resources, Inc.
6.400%, 06/15/2018	395,000	440,228
7.000%, 06/15/2038	150,000	171,864
Duke Energy Corp.
5.650%, 06/15/2013	600,000	658,778
Edison Mission Energy
7.750%, 06/15/2016	20,000	16,000
EDP Finance BV
4.900%, 10/01/2019 (S)	375,000	364,023
Electricite de France SA
6.500%, 01/26/2019 (S)	400,000	453,302
Enel Finance International SA
6.800%, 09/15/2037 (S)	555,000	586,529
Georgia Power Company
5.250%, 12/15/2015	600,000	663,007
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	475,000	515,559
Midamerican Energy Holdings
6.125%, 04/01/2036	250,000	256,415
Midamerican Funding LLC
6.750%, 03/01/2011	260,000	274,144
Mirant North America LLC
7.375%, 12/31/2013	20,000	19,925
Nevada Power Company
6.500%, 08/01/2018	150,000	164,823
New York State Electric & Gas Corp.
5.750%, 05/01/2023	74,000	73,703
NiSource Finance Corp.
6.400%, 03/15/2018	200,000	214,752
Northern States Power Company
6.250%, 06/01/2036	125,000	136,455
6.500%, 03/01/2028	67,000	73,943
NRG Energy, Inc.
7.250%, 02/01/2014	25,000	25,188
7.375%, 01/15/2017	5,000	4,919
Ohio Edison Company
6.875%, 07/15/2036	150,000	164,505
Old Dominion Electric Cooperative
6.250%, 06/01/2011	141,000	148,743
Oncor Electric Delivery Company
7.500%, 09/01/2038	150,000	178,674
PacifiCorp
6.350%, 07/15/2038	110,000	121,984

The accompanying notes are an integral part of the financial statements.	141

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electric (continued)
Potomac Electric Power Company
6.500%, 11/15/2037	$250,000	$274,689
PPL Electric Utilities Corp.
6.250%, 05/15/2039	80,000	85,857
PSEG Power LLC
8.625%, 04/15/2031	154,000	198,058
Puget Sound Energy, Inc.
5.757%, 10/01/2039	150,000	147,419
7.000%, 03/09/2029	54,000	61,133
RRI Energy, Inc.
6.750%, 12/15/2014	8,000	7,990
Sierra Pacific Power Company, Series M
6.000%, 05/15/2016	150,000	164,653
Southern California Edison Company
6.000%, 01/15/2034	326,000	346,145
TXU Corp., Series P
5.550%, 11/15/2014	26,000	18,974
Union Electric Company
6.400%, 06/15/2017	850,000	941,326
Wisconsin Energy Corp.
6.200%, 04/01/2033	138,000	145,327
Wisconsin Power and Light Company
5.000%, 07/15/2019	425,000	438,024

		9,646,827
Electronics - 0.11%
Avnet, Inc.
6.625%, 09/15/2016	200,000	216,357
Energy-Alternate Sources - 0.01%
Headwaters, Inc.
11.375%, 11/01/2014 (S)	10,000	10,100
Entertainment - 0.03%
AMC Entertainment, Inc.
8.750%, 06/01/2019	10,000	10,325
11.000%, 02/01/2016	15,000	16,088
Buffalo Thunder Development Authority
9.375%, 12/15/2014 (H)(S)	20,000	3,450
Peninsula Gaming LLC
8.375%, 08/15/2015 (S)	5,000	4,775
10.750%, 08/15/2017 (S)	5,000	4,875
Scientific Games International, Inc.
9.250%, 06/15/2019	5,000	5,288
Seneca Gaming Corp.
7.250%, 05/01/2012	10,000	9,750
Yonkers Racing Corp.
11.375%, 07/15/2016 (S)	5,000	5,275

		59,826
Environmental Control - 0.15%
Republic Services, Inc.
5.250%, 11/15/2021 (S)	160,000	161,759
Waste Management, Inc.
6.375%, 03/11/2015	125,000	141,276

		303,035
Food - 1.63%
ConAgra Foods, Inc.
5.819%, 06/15/2017	74,000	79,388
6.750%, 09/15/2011	5,000	5,411
General Mills, Inc.
5.200%, 03/17/2015	190,000	207,464
5.250%, 08/15/2013	440,000	480,772
5.650%, 02/15/2019	105,000	113,091
Kellogg Company
4.450%, 05/30/2016	400,000	421,355

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Food (continued)
Kraft Foods, Inc.
4.125%, 02/09/2016	$305,000	$310,672
6.125%, 02/01/2018	150,000	164,564
6.500%, 11/01/2031	266,000	275,413
6.875%, 02/01/2038	250,000	272,247
Kroger Company
6.750%, 04/15/2012	719,000	791,332
Smithfield Foods, Inc.
7.750%, 05/15/2013 to 07/01/2017	15,000	14,325
SUPERVALU, Inc.
8.000%, 05/01/2016	10,000	10,075
Tyson Foods, Inc.
7.850%, 04/01/2016	125,000	132,188
10.500%, 03/01/2014	5,000	5,813

		3,284,110
Forest Products & Paper - 0.21%
International Paper Company
7.300%, 11/15/2039	160,000	170,564
MeadWestvaco Corp.
7.375%, 09/01/2019	150,000	167,176
Neenah Paper, Inc.
7.375%, 11/15/2014	10,000	9,213
Weyerhaeuser Company
7.375%, 10/01/2019	35,000	37,305
7.950%, 03/15/2025	40,000	38,718

		422,976
Gas - 0.34%
Atmos Energy Corp.
6.350%, 06/15/2017	75,000	81,861
CenterPoint Energy, Inc.
6.500%, 05/01/2018	560,000	596,638

		678,499
Healthcare Products - 0.09%
Biomet, Inc.
10.000%, 10/15/2017	5,000	5,463
Boston Scientific Corp.
6.000%, 01/15/2020	160,000	159,498
Inverness Medical Innovations, Inc.
9.000%, 05/15/2016	10,000	10,050
Universal Hospital Services, Inc., PIK
8.500%, 06/01/2015	10,000	9,700

		184,711
Healthcare Services - 0.94%
Community Health Systems, Inc.
8.875%, 07/15/2015	10,000	10,350
Express Scripts, Inc.
6.250%, 06/15/2014	235,000	263,064
7.500%, 02/15/2019	30,000	35,981
HCA, Inc.
6.375%, 01/15/2015	15,000	14,100
HCA, Inc., PIK
9.625%, 11/15/2016	21,000	22,470
Quest Diagnostics, Inc.
5.450%, 11/01/2015	275,000	301,013
6.950%, 07/01/2037	390,000	441,722
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	475,000	525,375
Tenet Healthcare Corp.
8.875%, 07/01/2019 (S)	20,000	21,100
WellPoint, Inc.
7.000%, 02/15/2019	220,000	253,833

		1,889,008

The accompanying notes are an integral part of the financial statements.	142

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Home Builders - 0.13%
D.R. Horton, Inc.
7.875%, 08/15/2011	$250,000	$262,500
Household Products - 0.00%
ACCO Brands Corp.
7.625%, 08/15/2015	5,000	4,588
Insurance - 2.89%
ACE Capital Trust II
9.700%, 04/01/2030	248,000	287,583
ACE INA Holdings, Inc.
5.700%, 02/15/2017	100,000	107,358
5.875%, 06/15/2014	125,000	138,924
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (S)	100,000	93,882
Allied World Assurance Holdings, Ltd.
7.500%, 08/01/2016	145,000	157,685
AXA Equitable Life Insurance
7.700%, 12/01/2015 (S)	250,000	277,485
Everest Reinsurance Holdings, Inc.
6.600%, 05/15/2037	495,000	391,050
8.750%, 03/15/2010	294,000	294,495
Fidelity National Title Group, Inc.
7.300%, 08/15/2011	26,000	26,894
Hartford Financial Services Group, Inc.
8.125%, 06/15/2038 (P)	5,000	4,875
Jackson National Life Insurance Company
8.150%, 03/15/2027 (S)	377,000	386,436
Liberty Mutual Insurance Company
7.697%, 10/15/2097 (S)	925,000	810,826
Metlife, Inc.
5.375%, 12/15/2012	150,000	161,714
Metropolitan Life Global Funding I
5.125%, 04/10/2013 (S)	335,000	361,831
Nationwide Mutual Insurance Company
8.250%, 12/01/2031 (S)	260,000	260,207
Navigators Group, Inc.
7.000%, 05/01/2016	59,000	60,492
Ohio National Life Insurance Company
8.500%, 05/15/2026 (S)	155,000	129,184
Prudential Financial, Inc., MTN
4.750%, 09/17/2015	400,000	413,654
Prudential Financial, Inc., Series D
5.150%, 01/15/2013	355,000	377,955
Reinsurance Group of America, Inc.
6.750%, 12/15/2011	135,000	144,451
Sunamerica, Inc.
8.125%, 04/28/2023	135,000	137,601
Unitrin, Inc.
6.000%, 05/15/2017	350,000	330,168
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	125,000	133,822
W.R. Berkley Corp.
5.125%, 09/30/2010	54,000	54,608
5.600%, 05/15/2015	263,000	273,008

		5,816,188
Internet - 0.00%
Terremark Worldwide, Inc.
12.000%, 06/15/2017 (S)	5,000	5,488
Iron & Steel - 0.34%
ArcelorMittal
5.375%, 06/01/2013	150,000	159,442
6.125%, 06/01/2018	500,000	517,326

		676,768

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Leisure Time - 0.01%
Easton-Bell Sports, Inc.
9.750%, 12/01/2016	$5,000	$5,188
Royal Caribbean Cruises, Ltd.
11.875%, 07/15/2015	5,000	5,663

		10,851
Lodging - 0.01%
Harrah’s Operating Company, Inc.
11.250%, 06/01/2017	5,000	5,188
Wynn Las Vegas LLC
6.625%, 12/01/2014	9,000	8,708

		13,896
Machinery-Diversified - 0.01%
Case New Holland, Inc.
7.125%, 03/01/2014	10,000	10,000
CPM Holdings, Inc.
10.625%, 09/01/2014 (S)	10,000	10,600

		20,600
Media - 4.30%
British Sky Broadcasting Group PLC
5.625%, 10/15/2015 (S)	131,000	144,145
CBS Corp.
8.200%, 05/15/2014	335,000	386,909
Clear Channel Worldwide Holdings, Inc.
9.250%, 12/15/2017	5,000	5,138
Comcast Corp.
5.700%, 05/15/2018 to 07/01/2019	625,000	661,693
5.850%, 11/15/2015	600,000	668,548
COX Communications, Inc.
5.875%, 12/01/2016	350,000	381,579
7.125%, 10/01/2012	458,000	512,948
CSC Holdings, Inc.
7.625%, 07/15/2018	21,000	21,578
DirecTV Holdings LLC
4.750%, 10/01/2014 (S)	150,000	156,810
Grupo Televisa SA
6.625%, 01/15/2040 (S)	315,000	309,579
Liberty Media Corp.
8.250%, 02/01/2030	2,000	1,800
Mediacom Broadband LLC
8.500%, 10/15/2015	27,000	27,270
News America Holdings, Inc.
7.750%, 01/20/2024 (S)	453,000	539,281
9.250%, 02/01/2013	109,000	128,948
News America, Inc.
5.650%, 08/15/2020	55,000	58,852
6.900%, 03/01/2019	100,000	114,873
Nielsen Finance LLC, Steps up to 12.50%
on 08/01/11
maturing at 08/01/2016	5,000	4,525
Quebecor Media, Inc.
7.750%, 03/15/2016	20,000	20,051
Rogers Cable, Inc.
6.250%, 06/15/2013	130,000	143,879
Scholastic Corp.
5.000%, 04/15/2013	35,000	33,250
TCI Communications, Inc.
7.875%, 02/15/2026	150,000	172,736
8.750%, 08/01/2015	183,000	224,932
Thomson Reuters Corp
4.700%, 10/15/2019	575,000	581,944
Time Warner Cable, Inc.
5.850%, 05/01/2017	815,000	876,347
6.550%, 05/01/2037	150,000	155,630

The accompanying notes are an integral part of the financial statements.	143

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Media (continued)
Time Warner Cable, Inc. (continued)
6.750%, 06/15/2039	$70,000	$74,373
8.250%, 02/14/2014	140,000	166,229
Time Warner Companies, Inc.
7.250%, 10/15/2017	60,000	69,601
Time Warner, Inc.
6.750%, 04/15/2011	150,000	158,675
7.700%, 05/01/2032	602,000	709,116
Viacom, Inc.
6.125%, 10/05/2017	600,000	658,712
6.250%, 04/30/2016	252,000	281,599
6.625%, 05/15/2011	175,000	184,242

		8,635,792
Mining - 0.48%
Corporacion Nacional Del Cobre de
Chile - CODELCO
6.375%, 11/30/2012 (S)	165,000	182,545
Inco, Ltd.
5.700%, 10/15/2015	233,000	244,020
Novelis, Inc.
7.250%, 02/15/2015	3,000	2,783
Rio Tinto Alcan, Inc.
6.450%, 03/15/2011	59,000	61,667
Rio Tinto Finance USA, Ltd.
6.500%, 07/15/2018	425,000	479,173

		970,188
Miscellaneous Manufacturers - 0.44%
American Railcar Industries, Inc.
7.500%, 03/01/2014	5,000	4,850
General Electric Company
5.250%, 12/06/2017	735,000	771,313
Harland Clarke Holdings Corp.
9.500%, 05/15/2015	10,000	9,125
SPX Corp.
7.625%, 12/15/2014	10,000	10,225
Tyco International Group SA
6.750%, 02/15/2011	85,000	89,473

		884,986
Office & Business Equipment - 0.16%
Xerox Corp.
5.500%, 05/15/2012	170,000	180,972
6.400%, 03/15/2016	125,000	138,168

		319,140
Oil & Gas - 1.33%
Antero Resources Finance Corp.
9.375%, 12/01/2017	5,000	5,100
Burlington Resources Finance Company
7.400%, 12/01/2031	309,000	363,639
Canadian Natural Resources, Ltd.
5.150%, 02/01/2013	150,000	161,480
Chesapeake Energy Corp.
6.500%, 08/15/2017	20,000	19,000
6.625%, 01/15/2016	97,000	93,605
7.625%, 07/15/2013	10,000	10,425
ConocoPhillips
4.600%, 01/15/2015	330,000	356,216
EnCana Corp.
5.900%, 12/01/2017	450,000	492,531
Marathon Oil Corp.
6.500%, 02/15/2014	255,000	288,447
Motiva Enterprises LLC
5.200%, 09/15/2012 (S)	148,000	154,380

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Newfield Exploration Company
6.625%, 04/15/2016	$10,000	$9,925
Nexen, Inc.
7.500%, 07/30/2039	40,000	45,970
Petrobras International Finance Company
7.875%, 03/15/2019	135,000	155,473
Petroleum Export, Ltd.
5.265%, 06/15/2011	52,097	51,484
Pioneer Natural Resources Company
6.650%, 03/15/2017	85,000	83,629
6.875%, 05/01/2018	15,000	14,753
Plains Exploration & Production Company
7.750%, 06/15/2015	10,000	10,088
Pride International, Inc.
7.375%, 07/15/2014	5,000	5,138
Range Resources Corp.
7.500%, 05/15/2016	10,000	10,225
SandRidge Energy, Inc.
8.000%, 06/01/2018 (S)	5,000	4,788
Valero Energy Corp.
8.750%, 06/15/2030	162,000	189,308
XTO Energy, Inc.
6.750%, 08/01/2037	120,000	141,484

		2,667,088
Oil & Gas Services - 0.11%
Aquilex Holdings LLC
11.125%, 12/15/2016	5,000	5,225
Basic Energy Services, Inc.
11.625%, 08/01/2014	5,000	5,363
Halliburton Company
5.500%, 10/15/2010	192,000	198,174
Hornbeck Offshore Services, Inc.
8.000%, 09/01/2017	10,000	9,800

		218,562
Packaging & Containers - 0.14%
Pactiv Corp.
5.875%, 07/15/2012	135,000	144,957
Temple-Inland, Inc.
6.875%, 01/15/2018	125,000	129,846

		274,803
Pharmaceuticals - 1.09%
AmerisourceBergen Corp.
5.875%, 09/15/2015	670,000	743,051
Medco Health Solutions, Inc.
7.125%, 03/15/2018	135,000	154,362
Merck & Company, Inc.
4.000%, 06/30/2015	425,000	451,519
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	320,000	337,633
Omnicare, Inc.
6.875%, 12/15/2015	5,000	4,800
Pfizer, Inc.
6.200%, 03/15/2019	450,000	507,688

		2,199,053
Pipelines - 1.48%
CenterPoint Energy Resources Corp.
6.125%, 11/01/2017	125,000	132,682
Dynegy Holdings, Inc.
7.125%, 05/15/2018	15,000	11,550
El Paso Corp.
7.000%, 06/15/2017	10,000	10,031

The accompanying notes are an integral part of the financial statements.	144

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Pipelines (continued)
El Paso Natural Gas Company
5.950%, 04/15/2017	$25,000	$26,417
Enterprise Products Operating LLC
5.250%, 01/31/2020	365,000	373,764
Kinder Morgan Energy Partners LP
6.500%, 09/01/2039	300,000	311,701
6.850%, 02/15/2020	530,000	602,100
7.125%, 03/15/2012	208,000	229,394
NGPL PipeCo LLC
6.514%, 12/15/2012 (S)	675,000	744,007
Plains All American Pipeline LP
5.750%, 01/15/2020	150,000	156,412
TransCanada Pipelines, Ltd.
7.625%, 01/15/2039	310,000	382,677

		2,980,735
Real Estate - 2.53%
AMB Property LP
7.500%, 06/30/2018	106,000	115,824
AvalonBay Communities, Inc.
5.500%, 01/15/2012	79,000	83,338
Brandywine Operating Partnership
5.700%, 05/01/2017	335,000	315,596
Equity One, Inc.
6.000%, 09/15/2017	235,000	219,860
Federal Realty Investment Trust
5.650%, 06/01/2016	55,000	55,397
HCP, Inc.
5.650%, 12/15/2013	200,000	206,079
Health Care Property, Inc.
5.950%, 09/15/2011	150,000	157,264
6.000%, 03/01/2015	175,000	180,366
7.072%, 06/08/2015	67,000	70,030
Healthcare Realty Trust, Inc.
8.125%, 05/01/2011	377,000	399,562
Kimco Realty Corp.
5.584%, 11/23/2015	125,000	130,016
6.875%, 10/01/2019	300,000	321,475
Liberty Property LP
6.625%, 10/01/2017	100,000	102,253
7.250%, 03/15/2011	195,000	203,891
Realty Income Corp.
6.750%, 08/15/2019	550,000	561,125
Regency Centers LP
7.950%, 01/15/2011	319,000	333,874
Simon Property Group LP
5.300%, 05/30/2013	450,000	479,973
6.100%, 05/01/2016	150,000	160,788
United Dominion Realty Trust, Inc.
6.050%, 06/01/2013	200,000	210,194
Ventas Realty LP/Ventas Capital Corp.
6.625%, 10/15/2014	95,000	96,544
7.125%, 06/01/2015	3,000	3,090
WEA Finance LLC
5.400%, 10/01/2012	250,000	266,913
7.125%, 04/15/2018	250,000	274,352
7.500%, 06/02/2014	130,000	146,825

		5,094,629
Retail - 0.77%
CVS Pass-Through Trust
5.880%, 01/10/2028	327,848	325,740
6.943%, 01/10/2030	47,854	50,420
Dollar General Corp., PIK
11.875%, 07/15/2017	3,000	3,473

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Retail (continued)
Federated Department Stores, Inc.
6.900%, 04/01/2029	$156,000	$142,350
HSN, Inc.
11.250%, 08/01/2016	5,000	5,613
Macys Retail Holdings, Inc.
5.875%, 01/15/2013	494,000	506,968
Rite Aid Corp.
10.375%, 07/15/2016	15,000	15,713
Staples, Inc.
9.750%, 01/15/2014	395,000	482,975
The Neiman Marcus Group, Inc., PIK
9.000%, 10/15/2015	10,000	9,850

		1,543,102
Semiconductors - 0.01%
Freescale Semiconductor, Inc.
8.875%, 12/15/2014	15,000	13,313
Sensata Technologies B.V.
8.000%, 05/01/2014	10,000	10,050

		23,363
Software - 0.40%
First Data Corp.
9.875%, 09/24/2015	15,000	12,975
First Data Corp., PIK
10.550%, 09/24/2015	15,791	13,699
Fiserv, Inc.
6.125%, 11/20/2012	200,000	219,618
Intuit, Inc.
5.400%, 03/15/2012	75,000	80,069
Oracle Corp.
6.125%, 07/08/2039	450,000	478,401

		804,762
Telecommunications - 4.00%
Ameritech Capital Funding Corp.
6.450%, 01/15/2018	148,000	161,228
AT&T Wireless Services, Inc.
8.125%, 05/01/2012	56,000	63,388
8.750%, 03/01/2031	397,000	511,619
AT&T, Inc.
5.500%, 02/01/2018	180,000	191,087
5.625%, 06/15/2016	360,000	395,487
6.300%, 01/15/2038	675,000	687,449
Bellsouth Corp.
4.750%, 11/15/2012	302,000	323,583
British Telecommunications PLC
5.150%, 01/15/2013	350,000	370,797
9.125%, 12/15/2010	156,000	165,750
Cingular Wireless LLC
7.125%, 12/15/2031	67,000	74,947
Citizens Communications Company
7.125%, 03/15/2019	5,000	4,675
Cricket Communications, Inc.
9.375%, 11/01/2014	5,000	4,975
France Telecom SA
4.375%, 07/08/2014	200,000	212,440
GCI, Inc.
7.250%, 02/15/2014	15,000	14,925
Intelsat Jackson Holdings, Ltd.
8.500%, 11/01/2019 (S)	5,000	5,063
Intelsat Subsidiary Holding Company, Ltd.
8.875%, 01/15/2015 (S)	25,000	25,375
MetroPCS Wireless, Inc.
9.250%, 11/01/2014	10,000	9,975

The accompanying notes are an integral part of the financial statements.	145

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
New Cingular Wireless Services, Inc.
7.875%, 03/01/2011	$94,000	$100,522
Qwest Corp.
7.500%, 10/01/2014	15,000	15,975
8.375%, 05/01/2016	135,000	147,825
Rogers Wireless, Inc.
9.625%, 05/01/2011	27,000	29,513
SBC Communications, Inc.
5.875%, 08/15/2012	150,000	164,524
Sorenson Communications, Inc.
10.500%, 02/01/2015	15,000	13,669
Sprint Nextel Corp.
6.000%, 12/01/2016	5,000	4,325
Telecom Italia Capital SA
5.250%, 11/15/2013	325,000	344,897
6.000%, 09/30/2034	146,000	133,267
6.200%, 07/18/2011	675,000	713,565
Telefonica Emisones SAU
7.045%, 06/20/2036	275,000	305,689
Telefonica Europe BV
7.750%, 09/15/2010	150,000	155,491
Verizon Communications, Inc.
5.550%, 02/15/2016	570,000	621,300
6.400%, 02/15/2038	365,000	382,109
6.900%, 04/15/2038	275,000	305,578
8.750%, 11/01/2021	285,000	357,079
Verizon Wireless Capital LLC
5.550%, 02/01/2014	595,000	655,363
Vodafone Group PLC
5.450%, 06/10/2019	350,000	365,156

		8,038,610
Tobacco - 0.95%
Alliance One International, Inc.
10.000%, 07/15/2016 (S)	10,000	10,400
Altria Group, Inc.
9.250%, 08/06/2019	125,000	154,832
9.700%, 11/10/2018	395,000	496,738
10.200%, 02/06/2039	200,000	270,674
Philip Morris International, Inc.
5.650%, 05/16/2018	800,000	864,743
Reynolds American, Inc.
7.250%, 06/01/2013	95,000	105,446

		1,902,833
Transportation - 0.01%
Marquette Transportation Finance
10.875%, 01/15/2017	5,000	5,031
Navios Maritime Holdings, Inc.
8.875%, 11/01/2017 (S)	10,000	10,175

		15,206

TOTAL CORPORATE BONDS (Cost $95,524,783)		$99,339,280

CONVERTIBLE BONDS - 0.02%
Biotechnology - 0.00%
Amylin Pharmaceuticals, Inc.
3.000%, 06/15/2014	5,000	4,088
Commercial Services - 0.01%
Dollar Financial Corp.
3.000%, 04/01/2028	10,000	9,563
Telecommunications - 0.01%
Leap Wireless International, Inc.
4.500%, 07/15/2014	10,000	8,625

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS (continued)
Airlines - 0.00%
Continental Airlines, Inc.
4.500%, 01/15/2015	$5,000	$6,094
Auto Manufacturers - 0.00%
Ford Motor Company
4.250%, 11/15/2016	5,000	7,100

TOTAL CONVERTIBLE BONDS (Cost $30,737)		$35,470

MUNICIPAL BONDS - 2.02%
California - 0.58%
Bay Area Toll Authority
6.263%, 04/01/2049	475,000	480,201
Los Angeles Unified School District
5.750%, 07/01/2034	425,000	397,367
University of California
5.770%, 05/15/2043	290,000	284,128

		1,161,696
Florida - 0.08%
Miami Beach Florida
Redevelopment Agency
8.950%, 12/01/2022	135,000	154,447
Illinois - 0.21%
Illinois State Toll Highway Authority
6.184%, 01/01/2034	415,000	429,405
Indiana - 0.01%
Indiana Bond Bank Revenue
5.020%, 01/15/2016	15,000	16,312
Maryland - 0.08%
Maryland State Transportation Authority
5.840%, 07/01/2011	40,000	42,685
5.888%, 07/01/2043	125,000	129,241

		171,926
Massachusetts - 0.20%
Massachusetts School Building Authority
5.715%, 08/15/2039	400,000	410,604
Missouri - 0.21%
Curators University Missouri System
Facilities Revenue
5.960%, 11/01/2039	400,000	417,612
New Jersey - 0.23%
Jersey City Municipal Utilities Authority
4.550%, 05/15/2012	20,000	20,408
New Jersey State Turnpike Authority
7.414%, 01/01/2040	380,000	451,763

		472,171
New York - 0.13%
Port Authority of New York & New Jersey
6.040%, 12/01/2029	180,000	185,238
Sales Tax Asset Receivable Corp., Series B
4.250%, 10/15/2011	65,000	68,502

		253,740
Texas - 0.29%
North Texas Tollway Authority
6.718%, 01/01/2049	535,000	577,495

TOTAL MUNICIPAL BONDS (Cost $3,903,243)		$4,065,408

The accompanying notes are an integral part of the financial statements.	146

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.00%
American Tower Trust,
Series 2007-1A, Class AFX
5.420%, 04/15/2037 (S)	$300,000	$315,000
Banc of America Commercial
Mortgage, Series 2002-PB2,Class A4
6.186%, 06/11/2035	405,797	429,936
Bear Stearns Commercial Mortgage
Securities, Series 2003-T12, Class A4
4.680%, 08/13/2039	405,797	420,242
Bear Stearns Commercial Mortgage
Securities, Inc.
Series 2005-PWR9, Class A4A,
4.871%, 09/11/2042 (P)	560,000	566,642
Series 2007-T28, Class A4,
5.742%, 09/11/2042	145,000	149,253
Bear Stearns Commercial Mortgage
Securities, Series 2005-T20, Class A4A
5.149%, 10/12/2042	575,000	600,795
Citigroup/Deutsche Bank Commercial
Mortgage Trust,
Series 2007-CD4, Class A4
5.322%, 12/11/2049	750,000	678,604
Citigroup/Deutsche Bank Commercial
Mortgage Trust,
Series 2005-CD1, Class A4
5.225%, 07/15/2044 (P)	500,000	518,634
Commercial Mortgage Asset Trust,
Series 1999-C1, Class A3
6.640%, 01/17/2032	67,669	68,725
Commercial Mortgage Pass Through
Certificates, Series 2005-C6, Class A5A
5.116%, 06/10/2044 (P)	500,000	513,144
Credit Suisse Mortgage Capital
Certificates, Series 2006-C1, Class A4
5.548%, 02/15/2039	1,000,000	1,028,135
Credit Suisse Mortgage Capital
Certificates, Series 2006-C4, Class A3
5.467%, 09/15/2039	1,000,000	897,277
CS First Boston Mortgage Securities Corp,
Series 2003-C3, Class A5
3.936%, 05/15/2038	500,000	507,097
General Electric Capital Assurance
Company, Series 2003-1, Class A5
5.743%, 05/12/2035 (P)(S)	89,275	93,191
Government National Mortgage
Association, Series 2006-38, Class XS
7.018%, 09/16/2035 (P)	58,305	6,498
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553%, 04/10/2038	1,000,000	982,706
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2004-CBX, Class A6,
4.899%, 01/12/2037	315,000	310,228
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042	940,000	953,357
LB-UBS Commercial Mortgage Trust,
Series 2001-C7, Class A3
5.642%, 12/15/2025	54,310	55,530
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A4,
5.047%, 07/12/2038	500,000	511,007
Series 2006-C1, Class A4,
5.656%, 05/12/2039	500,000	512,863

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Morgan Stanley Capital I,
Series 2007-HQ11, Class A4
5.447%, 02/12/2044	$1,000,000	$942,245
Morgan Stanley Dean Witter Capital I,
Series 2001, Class A4
6.390%, 07/15/2033	104,078	108,604
Morgan Stanley Dean Witter Capital I,
Series 2002-TOP7, Class A2
5.980%, 01/15/2039	40,579	43,115
Prudential Commercial Mortgage Trust
Series 2003-PWR1, Class A1,
3.669%, 02/11/2036	118,615	119,932
Series 2003-PWR1, Class A2,
4.493%, 02/11/2036	405,797	418,090
Wachovia Bank Commercial Mortgage
Trust, Series 2005-C20, Class A7
5.118%, 07/15/2042	310,000	318,010

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $11,790,040)		$12,068,860

ASSET BACKED SECURITIES - 0.63%
AESOP Funding II LLC,
Series 2009-2A, Class A
5.680%, 02/20/2014 (S)	430,000	457,018
Chase Issuance Trust,
Series 2008-A4, Class A4
4.650%, 03/15/2015	345,000	372,101
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class A2
5.261%, 04/25/2037 (S)	300,000	266,356
Massachusetts RRB Special Purpose Trust
Series 2001-1, Class A,
6.530%, 06/01/2015	51,256	55,976
Series 1999-1, Class A5,
7.030%, 03/15/2012	121,070	121,500

TOTAL ASSET BACKED SECURITIES (Cost $1,258,329)		$1,272,951

PREFERRED STOCKS - 0.02%
Banks - 0.01%
Wells Fargo & Company, Series K (N)	20,000	20,100
Diversified Financials - 0.01%
BAC Capital Trust XI 6.625%	15,000	13,363
BAC Capital Trust XIV (N)	10,000	7,000

		20,363

TOTAL PREFERRED STOCKS (Cost $30,318)		$40,463

SHORT-TERM INVESTMENTS - 7.81%
Repurchase Agreement - 7.81%
Bank of New York Tri-Party Repurchase
Agreement dated 02/26/2010 at 0.12% to
be repurchased at $15,700,157 on
03/01/2010, collateralized by
$15,605,225 Federal National Mortgage
Association, 4.50% due 01/01/2030
(valued at $16,014,001,
including interest)	$15,700,000	15,700,000

TOTAL SHORT-TERM INVESTMENTS (Cost $15,700,000)		$15,700,000

Total Investments (Investment Quality Bond Fund)
(Cost $192,634,716) - 99.92%		$200,935,308
Other assets and liabilities, net - 0.08%		164,556

TOTAL NET ASSETS - 100.00%		$201,099,864

The accompanying notes are an integral part of the financial statements.	147

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Large Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.62%
Consumer Discretionary - 12.77%
Auto Components - 1.13%
BorgWarner, Inc. (I)(L)	81,538	$3,054,413
Diversified Consumer Services - 0.71%
Apollo Group, Inc., Class A (I)	32,100	1,922,148
Hotels, Restaurants & Leisure - 1.50%
Carnival Corp. (L)	112,399	4,041,868
Household Durables - 1.47%
Fortune Brands, Inc.	90,400	3,962,232
Media - 6.57%
Comcast Corp., Class A	358,800	5,898,672
Interpublic Group of Companies, Inc. (I)	356,900	2,676,750
Omnicom Group, Inc.	80,950	2,964,389
Time Warner, Inc.	104,300	3,028,872
Viacom, Inc., Class B (I)	106,000	3,142,900

		17,711,583
Specialty Retail - 1.39%
Lowe’s Companies, Inc.	158,500	3,758,035

		34,450,279
Consumer Staples - 7.46%
Beverages - 2.02%
PepsiCo, Inc.	87,300	5,453,631
Food & Staples Retailing - 1.07%
The Kroger Company	130,200	2,877,420
Household Products - 2.98%
The Procter & Gamble Company	127,300	8,055,544
Personal Products - 1.39%
Avon Products, Inc.	123,300	3,753,252

		20,139,847
Energy - 12.30%
Energy Equipment & Services - 2.35%
Baker Hughes, Inc.	89,400	4,284,048
Noble Corp. (I)	48,500	2,049,610

		6,333,658
Oil, Gas & Consumable Fuels - 9.95%
Chevron Corp.	74,300	5,371,890
EOG Resources, Inc.	22,300	2,097,315
Exxon Mobil Corp. (L)	116,800	7,592,000
Hess Corp.	54,500	3,204,600
Marathon Oil Corp.	94,900	2,747,355
Peabody Energy Corp.	49,800	2,289,306
Ultra Petroleum Corp. (I)	77,600	3,548,648

		26,851,114

		33,184,772
Financials - 12.88%
Commercial Banks - 2.46%
Wells Fargo & Company	242,578	6,632,083
Diversified Financial Services - 6.78%
Bank of America Corp.	319,100	5,316,206
JPMorgan Chase & Company	164,800	6,916,656
Morgan Stanley	97,313	2,742,280
The Bank of New York Mellon Corp.	116,168	3,313,111

		18,288,253
Insurance - 3.64%
ACE, Ltd.	44,000	2,199,560
Aflac, Inc.	86,600	4,282,370

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Principal Financial Group, Inc.	144,000	$3,342,240

		9,824,170

		34,744,506
Health Care - 13.55%
Biotechnology - 1.96%
Amgen, Inc. (I)	54,200	3,068,262
Genzyme Corp. (I)	38,502	2,202,314

		5,270,576
Health Care Equipment & Supplies - 4.22%
Covidien PLC	138,600	6,808,032
Medtronic, Inc.	105,334	4,571,496

		11,379,528
Health Care Providers & Services - 1.22%
UnitedHealth Group, Inc.	97,400	3,297,964
Life Sciences Tools & Services - 0.76%
Millipore Corp. (I)	21,800	2,058,138
Pharmaceuticals - 5.39%
Allergan, Inc.	67,726	3,957,230
Merck & Company, Inc.	113,900	4,200,632
Pfizer, Inc.	364,000	6,388,200

		14,546,062

		36,552,268
Industrials - 11.78%
Aerospace & Defense - 3.31%
General Dynamics Corp.	83,500	6,057,925
Raytheon Company	50,900	2,862,616

		8,920,541
Air Freight & Logistics - 2.36%
FedEx Corp.	74,983	6,355,559
Airlines - 0.96%
Southwest Airlines Company	206,000	2,591,480
Machinery - 4.42%
Illinois Tool Works, Inc.	105,848	4,818,201
PACCAR, Inc. (L)	118,400	4,185,440
Pall Corp.	74,400	2,936,568

		11,940,209
Road & Rail - 0.73%
Ryder Systems, Inc.	55,700	1,965,653

		31,773,442
Information Technology - 16.39%
Communications Equipment - 0.79%
QUALCOMM, Inc.	58,000	2,128,020
Computers & Peripherals - 5.32%
Apple, Inc. (I)	29,900	6,118,138
Hewlett-Packard Company	110,400	5,607,216
Seagate Technology (I)	132,800	2,644,048

		14,369,402
Semiconductors & Semiconductor Equipment - 3.58%
Applied Materials, Inc.	132,500	1,621,800
Broadcom Corp., Class A	99,900	3,128,868
Intersil Corp.	89,000	1,320,760
Marvell Technology Group, Ltd. (I)	123,700	2,389,884
National Semiconductor Corp.	82,600	1,196,048

		9,657,360

The accompanying notes are an integral part of the financial statements.	148

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software - 6.70%
Autodesk, Inc. (I)	126,500	$3,526,820
Intuit, Inc. (I)	57,500	1,860,700
Microsoft Corp.	289,500	8,297,070
VMware, Inc., Class A (I)(L)	88,855	4,399,211

		18,083,801

		44,238,583
Materials - 2.23%
Chemicals - 1.01%
Monsanto Company	38,500	2,720,025
Containers & Packaging - 1.22%
Ball Corp. (L)	61,200	3,307,248

		6,027,273
Telecommunication Services - 1.99%
Diversified Telecommunication Services - 1.99%
AT&T, Inc.	216,400	5,368,884
Utilities - 5.27%
Electric Utilities - 5.09%
American Electric Power Company, Inc.	141,443	4,755,314
Exelon Corp.	118,713	5,140,274
FirstEnergy Corp.	75,600	2,921,940
Pepco Holdings, Inc.	54,781	921,416

		13,738,944
Independent Power Producers & Energy Traders - 0.18%
Dynegy, Inc., Class A (I)	323,300	484,950

		14,223,894

TOTAL COMMON STOCKS (Cost $234,889,685)		$260,703,748

INVESTMENT COMPANIES - 1.64%
Investment Companies - 1.64%
SPDR Trust Series 1	40,000	4,430,400

TOTAL INVESTMENT COMPANIES (Cost $4,404,328)		$4,430,400

SHORT-TERM INVESTMENTS - 10.07%
Repurchase Agreement - 2.00%
Repurchase Agreement with State Street Corp.
dated 02/26/2010 at 0.010% to be
repurchased at $5,402,005 on 03/01/2010,
collateralized by $5,325,000 Federal
National Mortgage Association, 5.80% due
02/09/2026 (valued at $5,511,375,
including interest)	$5,402,000	5,402,000
Securities Lending Collateral - 8.07%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)*	2,175,448	21,776,453

TOTAL SHORT-TERM INVESTMENTS (Cost $27,176,503)		$27,178,453

Total Investments (Large Cap Fund)
(Cost $266,470,516) - 108.33%		$292,312,601
Other assets and liabilities, net - (8.33%)		(22,486,871)

TOTAL NET ASSETS - 100.00%		$269,825,730

Large Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.58%
Consumer Discretionary - 3.73%
Media - 0.64%
Viacom, Inc., Class B (I)	123,000	$3,646,950
Multiline Retail - 1.18%
Big Lots, Inc. (I)	201,000	6,733,500
Specialty Retail - 1.91%
AutoNation, Inc. (I)(L)	125,000	2,218,750
Limited Brands, Inc. (L)	275,000	6,080,250
Signet Jewelers, Ltd. (I)	35,000	1,008,350
The Gap, Inc.	73,000	1,569,500

		10,876,850

		21,257,300
Consumer Staples - 4.89%
Food Products - 1.77%
Del Monte Foods Company	478,000	5,602,160
General Mills, Inc.	11,000	792,110
Sara Lee Corp.	272,000	3,688,320

		10,082,590
Household Products - 1.00%
Kimberly-Clark Corp.	94,000	5,709,560
Tobacco - 2.12%
Lorillard, Inc.	73,000	5,331,920
Reynolds American, Inc.	128,000	6,758,400

		12,090,320

		27,882,470
Energy - 20.85%
Energy Equipment & Services - 8.76%
Atwood Oceanics, Inc. (I)	163,000	5,453,980
Helix Energy Solutions Group, Inc (I)	149,000	1,714,990
Nabors Industries, Ltd. (I)	283,000	6,237,320
National Oilwell Varco, Inc.	166,000	7,216,020
Oil States International, Inc. (I)	166,000	7,141,320
Pride International, Inc. (I)	222,000	6,211,560
Rowan Companies, Inc. (I)	243,000	6,322,860
SEACOR Holdings, Inc. (I)	52,000	3,971,760
Tidewater, Inc. (L)	127,000	5,660,390

		49,930,200
Oil, Gas & Consumable Fuels - 12.09%
Cabot Corp.	127,000	3,690,620
Chevron Corp.	68,000	4,916,400
ConocoPhillips	267,000	12,816,000
El Paso Corp.	125,000	1,308,750
Exxon Mobil Corp. (L)	205,000	13,325,000
Marathon Oil Corp.	260,000	7,527,000
Southern Union Company	222,000	5,314,680
Tesoro Corp. (L)	403,000	4,803,760
The Williams Companies, Inc.	325,000	7,000,500
XTO Energy, Inc.	179,000	8,180,300

		68,883,010

		118,813,210
Financials - 12.45%
Diversified Financial Services - 2.86%
JPMorgan Chase & Company	109,000	4,574,730
The Goldman Sachs Group, Inc.	75,000	11,726,250

		16,300,980
Insurance - 9.59%
Allied World Assurance
Company Holdings, Ltd.	116,000	5,347,600

The accompanying notes are an integral part of the financial statements.	149

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Large Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
American Financial Group, Inc.	245,000	$6,338,150
Axis Capital Holdings, Ltd.	20,000	629,000
Chubb Corp.	20,000	1,009,200
Endurance Specialty Holdings, Ltd.	106,000	4,076,760
Everest Re Group, Ltd.	74,000	6,321,080
HCC Insurance Holdings, Inc.	196,000	5,468,400
Loews Corp.	17,000	619,820
PartnerRe, Ltd.	59,000	4,696,990
RenaissanceRe Holdings, Ltd.	118,000	6,532,480
The Travelers Companies, Inc.	173,000	9,098,070
Unum Group (L)	216,000	4,494,960

		54,632,510

		70,933,490
Health Care - 16.86%
Biotechnology - 0.92%
Amgen, Inc. (I)	92,000	5,208,120
Health Care Equipment & Supplies - 0.96%
Kinetic Concepts, Inc. (I)	131,000	5,491,520
Health Care Providers & Services - 11.34%
AmerisourceBergen Corp.	209,000	5,860,360
Cardinal Health, Inc.	217,000	7,371,490
Community Health Systems, Inc. (I)(L)	161,000	5,517,470
Coventry Health Care, Inc. (I)	247,000	5,725,460
Humana, Inc. (I)	149,000	7,052,170
Lincare Holdings, Inc. (I)(L)	154,000	6,184,640
McKesson Corp.	110,000	6,506,500
UnitedHealth Group, Inc.	310,000	10,496,600
WellPoint, Inc. (I)	160,000	9,899,200

		64,613,890
Pharmaceuticals - 3.64%
Endo Pharmaceutical Holdings, Inc. (I)	292,000	6,643,000
Forest Laboratories, Inc. (I)	220,000	6,573,600
Pfizer, Inc.	197,000	3,457,350
Watson Pharmaceuticals, Inc. (I)	102,000	4,058,580

		20,732,530

		96,046,060
Industrials - 13.79%
Aerospace & Defense - 3.27%
L-3 Communications Holdings, Inc.	61,000	5,576,620
Northrop Grumman Corp.	132,000	8,086,320
Raytheon Company	88,000	4,949,120

		18,612,060
Commercial Services & Supplies - 1.00%
R.R. Donnelley & Sons Company	286,000	5,688,540
Construction & Engineering - 1.27%
KBR, Inc.	314,000	6,502,940
URS Corp. (I)	16,000	744,000

		7,246,940
Electrical Equipment - 0.70%
Hubbell, Inc.	13,000	609,050
Thomas & Betts Corp. (I)	93,000	3,357,300

		3,966,350
Industrial Conglomerates - 1.43%
Carlisle Companies, Inc.	51,000	1,749,300
General Electric Company	398,000	6,391,880

		8,141,180
Machinery - 4.45%
Dover Corp.	39,000	1,765,140

Large Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Eaton Corp.	103,000	$7,016,360
Harsco Corp.	17,000	510,340
Parker-Hannifin Corp.	116,000	6,995,960
SPX Corp.	79,000	4,699,710
Timken Company	167,000	4,380,410

		25,367,920
Professional Services - 1.01%
Manpower, Inc.	112,000	5,770,240
Road & Rail - 0.66%
Ryder Systems, Inc.	107,000	3,776,030

		78,569,260
Information Technology - 5.20%
Computers & Peripherals - 0.91%
Western Digital Corp. (I)	134,000	5,176,420
Electronic Equipment, Instruments & Components - 0.96%
Tech Data Corp. (I)	128,000	5,483,520
IT Services - 2.32%
Amdocs, Ltd. (I)	90,000	2,617,200
Broadridge Financial Solutions, Inc.	142,000	2,987,680
Computer Sciences Corp. (I)	125,000	6,473,750
DST Systems, Inc.	30,000	1,152,900

		13,231,530
Software - 1.01%
CA, Inc.	255,000	5,737,500

		29,628,970
Materials - 10.43%
Chemicals - 5.11%
Cytec Industries, Inc.	30,000	1,280,100
Eastman Chemical Company	101,000	6,014,550
Huntsman Corp.	432,000	5,931,360
Lubrizol Corp.	82,000	6,478,820
PPG Industries, Inc. (L)	113,000	6,954,020
RPM International, Inc.	128,000	2,464,000

		29,122,850
Containers & Packaging - 1.93%
Bemis Company, Inc.	108,000	3,161,160
Pactiv Corp. (I)	216,000	5,348,160
Sealed Air Corp.	37,000	755,910
Temple-Inland, Inc.	93,000	1,731,660

		10,996,890
Metals & Mining - 1.20%
Freeport-McMoRan Copper & Gold, Inc.	91,000	6,839,560
Paper & Forest Products - 2.19%
International Paper Company	293,000	6,788,810
MeadWestvaco Corp.	247,000	5,666,180

		12,454,990

		59,414,290
Telecommunication Services - 3.46%
Diversified Telecommunication Services - 3.46%
AT&T, Inc.	256,000	6,351,360
Verizon Communications, Inc.	462,000	13,365,660

		19,717,020

		19,717,020
Utilities - 6.92%
Electric Utilities - 0.68%
Edison International	119,000	3,882,970

The accompanying notes are an integral part of the financial statements.	150

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Large Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas Utilities - 1.31%
Atmos Energy Corp.	97,000	$2,663,620
ONEOK, Inc.	14,000	620,620
UGI Corp.	166,000	4,158,300

		7,442,540
Independent Power Producers & Energy Traders - 2.73%
Mirant Corp. (I)	388,000	4,881,040
NRG Energy, Inc. (I)	256,000	5,591,040
The AES Corp. (I)	435,000	5,085,150

		15,557,230
Multi-Utilities - 2.20%
DTE Energy Company	147,000	6,382,740
NiSource, Inc.	412,000	6,188,240

		12,570,980

		39,453,720

TOTAL COMMON STOCKS (Cost $518,697,775)		$561,715,790

SHORT-TERM INVESTMENTS - 6.23%
Repurchase Agreement - 1.20%
Repurchase Agreement with State Street Corp.
dated 2/26/2010 at 0.01% to be repurchased
at $6,857,006 on 3/1/2010, collateralized by
$6,970,000 Federal Home Loan Bank,
1.32% due 3/9/2012 (valued at $6,996,138,
including interest)	$6,857,000	6,857,000
Securities Lending Collateral - 5.03%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)	2,864,581	28,674,739

TOTAL SHORT-TERM INVESTMENTS (Cost $35,520,753)		$35,531,739

Total Investments (Large Cap Value Fund)
(Cost $554,218,528) - 104.81%		$597,247,529
Other assets and liabilities, net - (4.81%)		(27,419,695)

TOTAL NET ASSETS - 100.00%		$569,827,834

Mid Cap Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.00%
Consumer Discretionary - 13.98%
Auto Components - 0.75%
BorgWarner, Inc. (I)(L)	70,559	$2,643,140
Gentex Corp.	83,313	1,617,105

		4,260,245
Automobiles - 0.13%
Thor Industries, Inc.	21,447	727,697
Distributors - 0.29%
LKQ Corp. (I)	85,469	1,636,731
Diversified Consumer Services - 1.86%
Brink’s Home Security Holdings, Inc. (I)	27,685	1,158,617
Career Education Corp. (I)(L)	42,363	1,178,539
Corinthian Colleges, Inc. (I)(L)	52,946	858,784
ITT Educational Services, Inc. (I)(L)	18,758	2,045,372
Matthews International Corp., Class A	18,333	614,522
Regis Corp.	34,517	570,566
Service Corp. International	153,156	1,234,437
Sotheby’s (L)	40,436	982,595

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Consumer Services (continued)
Strayer Education, Inc. (L)	8,468	$1,920,796

		10,564,228
Hotels, Restaurants & Leisure - 2.21%
Bally Technologies, Inc. (I)	33,000	1,366,530
Bob Evans Farms, Inc.	18,748	534,505
Boyd Gaming Corp. (I)(L)	33,316	254,534
Brinker International, Inc.	61,941	1,121,752
Burger King Holdings, Inc.	55,569	994,129
Chipotle Mexican Grill, Inc., Class A (I)	19,157	2,005,929
International Speedway Corp., Class A	18,513	494,482
Life Time Fitness, Inc. (I)(L)	25,020	634,507
Panera Bread Company (I)(L)	19,051	1,386,722
Scientific Games Corp. (I)	39,258	663,068
The Cheesecake Factory, Inc. (I)	36,410	861,097
Wendy’s/Arby’s Group, Inc., Class A	218,289	1,065,250
WMS Industries, Inc. (I)	31,937	1,211,370

		12,593,875
Household Durables - 1.79%
American Greetings Corp., Class A	23,857	454,953
KB Home (L)	44,717	727,993
M.D.C. Holdings, Inc.	22,713	777,239
Mohawk Industries, Inc. (I)	33,935	1,750,367
NVR, Inc. (I)(L)	3,589	2,542,089
Ryland Group, Inc.	26,487	600,990
Toll Brothers, Inc. (I)(L)	82,879	1,560,612
Tupperware Brands Corp.	38,418	1,795,273

		10,209,516
Internet & Catalog Retail - 0.30%
Netflix, Inc. (I)(L)	26,092	1,723,377
Media - 0.84%
Dreamworks Animation SKG, Inc. (I)	45,625	1,982,863
Harte-Hanks, Inc.	23,056	274,136
John Wiley & Sons, Inc.	25,859	1,085,561
Lamar Advertising Company (I)	32,207	968,787
Scholastic Corp.	15,417	453,260

		4,764,607
Multiline Retail - 0.72%
99 Cents Only Stores (I)	27,479	453,404
Dollar Tree, Inc. (I)	53,349	2,973,673
Saks, Inc. (I)(L)	96,453	673,242

		4,100,319
Specialty Retail - 4.01%
Aaron, Inc., Class B (L)	32,817	973,680
Advance Auto Parts, Inc.	57,199	2,333,719
Aeropostale, Inc. (I)(L)	39,932	1,411,996
American Eagle Outfitters, Inc.	125,586	2,118,636
AnnTaylor Stores Corp. (I)(L)	35,494	610,852
Barnes & Noble, Inc. (L)	23,951	480,697
CarMax, Inc. (I)(L)	134,081	2,707,095
Chico’s FAS, Inc.	107,579	1,457,695
Coldwater Creek, Inc. (I)	35,050	181,910
Collective Brands, Inc. (I)	38,753	875,818
Dick’s Sporting Goods, Inc. (I)	54,029	1,314,526
Foot Locker, Inc.	94,544	1,226,236
Guess?, Inc.	35,086	1,431,158
J. Crew Group, Inc. (I)(L)	33,820	1,423,146
PetSmart, Inc.	74,690	2,033,062
Rent-A-Center, Inc. (I)	39,957	888,644
Williams-Sonoma, Inc. (L)	63,908	1,371,466

		22,840,336

The accompanying notes are an integral part of the financial statements.	151

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 1.08%
Fossil, Inc. (I)	29,043	$1,052,809
Hanesbrands, Inc. (I)	57,512	1,491,286
Phillips-Van Heusen Corp.	31,216	1,358,520
The Warnaco Group, Inc. (I)	27,512	1,148,351
Timberland Company, Class A (I)	26,763	494,848
Under Armour, Inc., Class A (I)(L)	22,743	592,683

		6,138,497

		79,559,428
Consumer Staples - 3.91%
Beverages - 0.31%
Hansen Natural Corp. (I)	43,080	1,792,128
Food & Staples Retailing - 0.34%
BJ’s Wholesale Club, Inc. (I)(L)	33,658	1,217,410
Ruddick Corp.	24,661	722,567

		1,939,977
Food Products - 1.64%
Corn Products International, Inc.	45,245	1,474,082
Flowers Foods, Inc. (L)	46,721	1,190,918
Green Mountain Coffee Roasters, Inc. (I)(L)	21,110	1,781,473
Lancaster Colony Corp.	11,749	676,037
Ralcorp Holdings, Inc. (I)	34,275	2,289,913
Smithfield Foods, Inc. (I)(L)	85,124	1,464,984
Tootsie Roll Industries, Inc. (L)	15,837	430,925

		9,308,332
Household Products - 0.93%
Church & Dwight Company, Inc.	42,519	2,856,426
Energizer Holdings, Inc. (I)	42,169	2,443,694

		5,300,120
Personal Products - 0.55%
Alberto-Culver Company	51,611	1,430,657
NBTY, Inc. (I)	37,399	1,697,915

		3,128,572
Tobacco - 0.14%
Universal Corp.	14,920	791,506

		22,260,635
Energy - 6.49%
Energy Equipment & Services - 2.19%
Atwood Oceanics, Inc. (I)	34,181	1,143,696
Exterran Holdings, Inc. (I)	37,788	859,677
Helix Energy Solutions Group, Inc (I)	55,485	638,632
Oceaneering International, Inc. (I)	33,173	2,005,308
Patterson-UTI Energy, Inc. (L)	92,844	1,433,511
Pride International, Inc. (I)	105,484	2,951,442
Superior Energy Services, Inc. (I)	47,285	977,381
Tidewater, Inc. (L)	31,254	1,392,991
Unit Corp. (I)	24,414	1,061,277

		12,463,915
Oil, Gas & Consumable Fuels - 4.30%
Arch Coal, Inc.	98,186	2,208,203
Bill Barrett Corp. (I)	23,365	792,307
Cabot Corp.	39,486	1,147,463
Cimarex Energy Company	50,478	3,016,565
Comstock Resources, Inc. (I)	28,180	972,774
Encore Acquisition Company (I)	33,572	1,662,821
Forest Oil Corp. (I)	67,863	1,839,087
Frontier Oil Corp.	63,262	783,816
Mariner Energy, Inc. (I)	61,516	923,970
Newfield Exploration Company (I)	80,311	4,101,483
Overseas Shipholding Group, Inc. (L)	14,128	628,555

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Patriot Coal Corp. (I)(L)	45,314	$754,931
Plains Exploration & Production Company (I)	84,198	2,762,536
Quicksilver Resources, Inc. (I)(L)	71,561	1,067,690
Southern Union Company	74,993	1,795,332

		24,457,533

		36,921,448
Financials - 18.99%
Commercial Banks - 3.57%
Associated Banc Corp. (L)	100,858	1,302,077
BancorpSouth, Inc. (L)	44,387	864,215
Bank of Hawaii Corp.	28,976	1,223,077
Cathay General Bancorp	37,373	363,639
City National Corp. (L)	26,150	1,305,408
Commerce Bancshares, Inc.	44,087	1,785,964
Cullen/Frost Bankers, Inc. (L)	36,230	1,961,855
FirstMerit Corp.	51,888	1,096,912
Fulton Financial Corp.	106,541	1,024,924
International Bancshares Corp. (L)	31,347	664,556
PacWest Bancorp (L)	17,999	365,380
Prosperity Bancshares, Inc.	28,400	1,187,972
SVB Financial Group (I)	24,787	1,104,509
Synovus Financial Corp. (L)	290,364	827,537
TCF Financial Corp. (L)	67,732	978,050
Trustmark Corp. (L)	33,808	770,822
Valley National Bancorp (L)	89,360	1,286,784
Webster Financial Corp.	38,876	622,016
WestAmerica Bancorp (L)	17,654	968,852
Wilmington Trust Corp.	41,942	604,804

		20,309,353
Consumer Finance - 0.23%
AmeriCredit Corp. (I)(L)	58,061	1,291,857
Diversified Financial Services - 2.37%
Affiliated Managers Group, Inc. (I)(L)	25,419	1,808,053
Apollo Investment Corp.	105,305	1,227,856
Eaton Vance Corp. (L)	70,998	2,143,430
Jefferies Group, Inc. (L)	72,177	1,801,538
MSCI, Inc. (I)	62,544	1,875,069
Raymond James Financial, Inc. (L)	59,688	1,543,532
SEI Investments Company	78,288	1,379,435
Waddell & Reed Financial, Inc.	51,581	1,695,983

		13,474,896
Insurance - 4.24%
American Financial Group, Inc.	47,771	1,235,836
Arthur J. Gallagher & Company	61,532	1,460,154
Brown & Brown, Inc.	71,256	1,195,676
Everest Re Group, Ltd.	36,497	3,117,574
Fidelity National Financial, Inc., Class A	139,262	1,984,484
First American Corp.	60,767	1,958,520
Hanover Insurance Group, Inc.	30,242	1,274,700
HCC Insurance Holdings, Inc.	67,999	1,897,172
Horace Mann Educators Corp.	23,684	318,313
Mercury General Corp.	21,518	883,529
Old Republic International Corp.	145,461	1,642,255
Protective Life Corp.	51,728	949,726
Reinsurance Group of America, Inc.	44,003	2,091,463
StanCorp Financial Group, Inc.	29,706	1,276,764
Unitrin, Inc.	30,153	728,496
W.R. Berkley Corp.	81,617	2,100,822

		24,115,484
Real Estate Investment Trusts - 6.86%
Alexandria Real Estate Equities, Inc. (L)	26,701	1,645,316

The accompanying notes are an integral part of the financial statements.	152

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
AMB Property Corp.	88,433	$2,152,459
BRE Properties, Inc.	32,846	1,107,239
Camden Property Trust	38,790	1,553,540
Corporate Office Properties Trust	35,208	1,296,711
Cousins Properties, Inc.	60,314	433,658
Duke Realty Corp.	135,395	1,502,885
Equity One, Inc. (L)	19,864	366,888
Essex Property Trust, Inc. (L)	17,600	1,511,840
Federal Realty Investment Trust (L)	36,984	2,550,417
Highwoods Properties, Inc.	42,963	1,248,075
Hospitality Properties Trust	74,576	1,638,435
Liberty Property Trust	68,066	2,105,281
Macerich Company (L)	58,302	2,077,883
Mack-Cali Realty Corp.	47,538	1,594,425
Nationwide Health Properties, Inc.	67,836	2,251,477
OMEGA Healthcare Investors, Inc.	51,446	975,931
Potlatch Corp. (L)	24,040	793,801
Rayonier, Inc. (L)	48,031	1,996,649
Realty Income Corp. (L)	63,035	1,764,980
Regency Centers Corp. (L)	48,546	1,683,090
Senior Housing Properties Trust	76,992	1,600,664
SL Green Realty Corp. (L)	46,677	2,383,328
UDR, Inc.	92,371	1,551,833
Weingarten Realty Investors (L)	62,993	1,297,026

		39,083,831
Real Estate Management & Development - 0.28%
Jones Lang LaSalle, Inc.	25,286	1,610,465
Thrifts & Mortgage Finance - 1.44%
Astoria Financial Corp.	49,274	653,866
First Niagara Financial Group, Inc.	113,756	1,597,134
New York Community Bancorp, Inc. (L)	251,350	3,893,412
NewAlliance Bancshares, Inc.	64,104	767,966
Washington Federal, Inc.	67,860	1,322,591

		8,234,969

		108,120,855
Health Care - 12.09%
Biotechnology - 1.35%
OSI Pharmaceuticals, Inc. (I)(L)	35,086	1,298,884
United Therapeutics Corp. (I)	28,638	1,644,108
Vertex Pharmaceuticals, Inc. (I)	116,469	4,729,806

		7,672,798
Health Care Equipment & Supplies - 3.90%
Beckman Coulter, Inc.	41,906	2,747,357
Edwards Lifesciences Corp. (I)	34,193	3,139,943
Gen-Probe, Inc. (I)	29,670	1,337,524
Hill-Rom Holdings, Inc. (L)	37,881	993,997
Hologic, Inc. (I)	155,924	2,689,689
IDEXX Laboratories, Inc. (I)(L)	35,415	1,870,266
Immucor, Inc. (I)	42,393	819,457
Kinetic Concepts, Inc. (I)(L)	37,455	1,570,114
Masimo Corp. (L)	31,392	869,244
ResMed, Inc. (I)(L)	45,308	2,586,181
STERIS Corp.	35,497	1,122,060
Teleflex, Inc.	24,013	1,463,352
Thoratec Corp. (I)(L)	34,374	991,690

		22,200,874
Health Care Providers & Services - 3.20%
Community Health Systems, Inc. (I)(L)	56,174	1,925,083
Health Management Associates, Inc. (I)	150,135	1,094,484
Health Net, Inc. (I)	62,822	1,450,560
Henry Schein, Inc. (I)(L)	54,692	3,108,146

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Kindred Healthcare, Inc. (I)	23,620	$411,460
LifePoint Hospitals, Inc. (I)	33,106	1,009,733
Lincare Holdings, Inc. (I)(L)	41,176	1,653,628
Omnicare, Inc. (L)	72,132	1,952,613
Owens & Minor, Inc.	25,305	1,129,868
Psychiatric Solutions, Inc. (I)(L)	33,999	729,279
Universal Health Services, Inc., Class B	59,477	1,844,977
VCA Antech, Inc. (I)	51,666	1,230,684
WellCare Health Plans, Inc. (I)	25,579	682,959

		18,223,474
Health Care Technology - 0.60%
Cerner Corp. (I)(L)	40,954	3,397,134
Life Sciences Tools & Services - 1.93%
Affymetrix, Inc. (I)	42,951	313,972
Bio-Rad Laboratories, Inc. (I)	11,634	1,086,499
Charles River Laboratories
International, Inc. (I)	39,831	1,510,392
Covance, Inc. (I)(L)	38,702	2,191,307
Mettler-Toledo International, Inc. (I)	20,400	2,027,964
Pharmaceutical Product Development	71,421	1,504,126
Techne Corp.	22,514	1,439,095
Varian, Inc. (I)	17,471	902,901

		10,976,256
Pharmaceuticals - 1.11%
Endo Pharmaceutical Holdings, Inc. (I)	70,876	1,612,429
Medicis Pharmaceutical Corp., Class A	35,955	808,988
Perrigo Company	48,627	2,410,440
Valeant Pharmaceuticals International (I)(L)	40,805	1,518,762

		6,350,619

		68,821,155
Industrials - 13.90%
Aerospace & Defense - 0.56%
Alliant Techsystems, Inc. (I)(L)	19,903	1,581,293
BE Aerospace, Inc. (I)	61,101	1,582,516

		3,163,809
Airlines - 0.31%
Airtran Holdings, Inc. (I)(L)	81,330	392,011
Alaska Air Group, Inc. (I)	21,310	745,850
JetBlue Airways Corp. (I)(L)	124,599	657,883

		1,795,744
Building Products - 0.22%
Lennox International, Inc.	29,434	1,242,115
Commercial Services & Supplies - 1.56%
Brinks Company	28,927	737,060
Clean Harbors, Inc. (I)	13,789	783,767
Copart, Inc. (I)	40,658	1,450,677
Corrections Corp. of America (I)	69,809	1,493,913
Deluxe Corp.	30,950	555,553
Herman Miller, Inc.	33,782	614,832
HNI Corp. (L)	27,222	647,067
Mine Safety Appliances Company	18,260	463,621
Rollins, Inc.	26,340	559,725
Waste Connections, Inc. (I)	47,568	1,599,236

		8,905,451
Construction & Engineering - 1.50%
Aecom Technology Corp. (I)	68,067	1,844,616
Granite Construction, Inc. (L)	20,329	561,690
KBR, Inc.	96,926	2,007,337
Shaw Group, Inc. (I)	50,579	1,755,091

The accompanying notes are an integral part of the financial statements.	153

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
URS Corp. (I)	50,725	$2,358,713

		8,527,447
Electrical Equipment - 1.34%
AMETEK, Inc.	65,182	2,544,705
Hubbell, Inc.	35,708	1,672,920
Regal-Beloit Corp. (L)	22,263	1,256,078
Thomas & Betts Corp. (I)	31,654	1,142,709
Woodward Governor Company	34,295	987,353

		7,603,765
Industrial Conglomerates - 0.22%
Carlisle Companies, Inc.	37,032	1,270,198
Machinery - 5.24%
AGCO Corp. (I)(L)	55,882	1,913,959
Bucyrus International, Inc.	45,414	2,841,100
Crane Company	28,281	895,659
Donaldson Company, Inc.	46,710	1,927,255
Federal Signal Corp.	29,468	226,020
Graco, Inc.	36,249	993,585
Harsco Corp.	48,546	1,457,351
IDEX Corp.	48,855	1,514,505
Joy Global, Inc.	61,847	3,141,828
Kennametal, Inc.	49,202	1,281,712
Lincoln Electric Holdings, Inc.	25,706	1,226,176
Nordson Corp.	20,307	1,336,201
Oshkosh Corp. (I)	54,075	2,061,339
Pentair, Inc.	59,441	1,935,399
SPX Corp.	29,794	1,772,445
Terex Corp. (I)	65,340	1,272,170
Timken Company	48,001	1,259,066
Trinity Industries, Inc. (L)	47,920	806,494
Valmont Industries, Inc.	12,071	859,455
Wabtec Corp. (L)	28,751	1,096,563

		29,818,282
Marine - 0.33%
Alexander & Baldwin, Inc.	24,807	798,289
Kirby Corp. (I)(L)	32,527	1,073,716

		1,872,005
Professional Services - 1.06%
Corporate Executive Board Company	20,635	472,129
FTI Consulting, Inc. (I)(L)	31,318	1,150,623
Korn/Ferry International (I)	27,600	471,408
Manpower, Inc.	47,422	2,443,181
Navigant Consulting Company (I)	30,222	351,482
Towers Watson & Company	25,778	1,138,614

		6,027,437
Road & Rail - 1.17%
Con-way, Inc. (L)	29,753	966,675
J.B. Hunt Transport Services, Inc.	53,024	1,881,292
Kansas City Southern (I)(L)	58,029	1,990,395
Landstar System, Inc.	30,727	1,225,700
Werner Enterprises, Inc. (L)	26,461	590,345

		6,654,407
Trading Companies & Distributors - 0.39%
GATX Corp.	27,865	742,602
MSC Industrial Direct Company,
Inc., Class A (L)	26,578	1,211,159
United Rentals, Inc. (I)	36,358	274,503

		2,228,264

		79,108,924

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 14.44%
Communications Equipment - 1.87%
3Com Corp. (I)	237,042	$1,808,630
ADC Telecommunications, Inc. (I)	58,405	370,288
ADTRAN, Inc. (L)	33,806	790,384
Ciena Corp. (I)(L)	55,327	793,389
CommScope, Inc. (I)	56,690	1,445,028
F5 Networks, Inc. (I)	47,915	2,673,657
Palm, Inc. (I)(L)	99,932	609,585
Plantronics, Inc.	29,695	844,229
Polycom, Inc. (I)	51,011	1,331,897

		10,667,087
Computers & Peripherals - 0.42%
Diebold, Inc.	40,080	1,160,717
NCR Corp. (I)	96,227	1,214,385

		2,375,102
Electronic Equipment, Instruments & Components - 2.36%
Arrow Electronics, Inc. (I)	72,397	2,042,319
Avnet, Inc. (I)	91,436	2,524,548
Ingram Micro, Inc., Class A (I)	98,898	1,750,495
Itron, Inc. (I)	24,253	1,623,738
National Instruments Corp.	34,297	1,084,471
Tech Data Corp. (I)	30,756	1,317,587
Trimble Navigation, Ltd. (I)	72,756	1,954,954
Vishay Intertechnology, Inc. (I)(L)	112,810	1,156,303

		13,454,415
Internet Software & Services - 0.87%
AOL, Inc. (I)	65,148	1,614,367
Digital River, Inc. (I)	23,358	614,082
Equinix, Inc. (I)(L)	23,563	2,225,997
ValueClick, Inc. (I)	51,780	491,392

		4,945,838
IT Services - 2.71%
Acxiom Corp. (I)	47,786	805,672
Alliance Data Systems Corp. (I)(L)	31,591	1,751,405
Broadridge Financial Solutions, Inc.	82,726	1,740,555
Convergys Corp. (I)	74,328	917,208
DST Systems, Inc. (I)	23,742	912,405
Gartner Group, Inc., Class A (I)	36,386	865,623
Global Payments, Inc.	48,983	2,096,962
Hewitt Associates, Inc. (I)	50,300	1,910,897
Lender Processing Services, Inc.	57,914	2,211,157
ManTech International Corp. (I)	13,452	664,260
NeuStar, Inc., Class A (I)	44,951	1,041,964
SRA International, Inc., Class A (I)	26,040	496,322

		15,414,430
Office Electronics - 0.18%
Zebra Technologies Corp., Class A (I)	35,546	1,015,549
Semiconductors & Semiconductor Equipment - 2.45%
Atmel Corp. (I)	274,229	1,236,773
Cree, Inc. (I)(L)	62,640	4,248,871
Fairchild Semiconductor International, Inc. (I)	74,910	773,071
Integrated Device Technology, Inc. (I)	100,356	548,947
International Rectifier Corp. (I)(L)	43,082	871,549
Intersil Corp.	74,155	1,100,460
Lam Research Corp. (I)	76,915	2,608,188
RF Micro Devices, Inc. (I)	162,088	682,390
Semtech Corp. (I)	37,270	591,475
Silicon Laboratories, Inc. (I)	27,605	1,254,371

		13,916,095

The accompanying notes are an integral part of the financial statements.	154

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software - 3.58%
ACI Worldwide, Inc. (I)	20,558	$374,978
Advent Software, Inc. (I)	9,466	381,669
ANSYS, Inc. (I)	53,614	2,351,510
Cadence Design Systems, Inc. (I)	162,454	925,988
FactSet Research Systems, Inc. (L)	25,447	1,684,591
Fair Isaac Corp.	29,122	668,641
Informatica Corp. (I)	54,067	1,379,790
Jack Henry & Associates, Inc.	51,190	1,155,870
Mentor Graphics Corp. (I)	59,419	494,366
MICROS Systems, Inc. (I)(L)	48,160	1,446,726
Parametric Technology Corp. (I)	71,253	1,240,515
Quest Software, Inc. (I)	37,688	635,043
Rovi Corp. (I)	62,286	2,086,581
Solera Holdings, Inc.	42,087	1,437,692
Sybase, Inc. (I)(L)	49,281	2,187,584
Synopsys, Inc. (I)	88,092	1,929,215

		20,380,759

		82,169,275
Materials - 6.21%
Chemicals - 3.21%
Albemarle Corp.	55,415	2,077,508
Ashland, Inc.	45,282	2,131,877
Cytec Industries, Inc.	29,387	1,253,943
Intrepid Potash, Inc. (I)(L)	24,380	670,938
Lubrizol Corp.	41,263	3,260,190
Minerals Technologies, Inc.	11,323	552,902
Olin Corp.	47,469	831,182
RPM International, Inc.	78,047	1,502,405
Sensient Technologies Corp.	29,579	781,477
Terra Industries, Inc.	60,339	2,484,157
The Scotts Miracle-Gro Company, Class A	27,245	1,063,917
Valspar Corp.	60,945	1,667,455

		18,277,951
Construction Materials - 0.38%
Martin Marietta Materials, Inc. (L)	26,980	2,137,356
Containers & Packaging - 1.41%
AptarGroup, Inc.	40,850	1,573,951
Greif, Inc., Class A	20,721	1,061,744
Packaging Corp. of America	62,248	1,481,502
Silgan Holdings, Inc.	16,175	923,754
Sonoco Products Company	60,452	1,788,170
Temple-Inland, Inc.	64,613	1,203,094

		8,032,215
Metals & Mining - 1.11%
Carpenter Technology Corp.	26,619	795,110
Commercial Metals Company	68,079	1,116,496
Reliance Steel & Aluminum Company	38,677	1,714,938
Steel Dynamics, Inc.	130,333	2,128,338
Worthington Industries, Inc.	36,828	583,356

		6,338,238
Paper & Forest Products - 0.10%
Louisiana-Pacific Corp. (I)(L)	75,280	572,881

		35,358,641
Telecommunication Services - 0.75%
Diversified Telecommunication Services - 0.32%
Cincinnati Bell, Inc. (I)	122,687	363,154
TW Telecom, Inc. (I)	90,329	1,435,328

		1,798,482

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services - 0.43%
Syniverse Holdings, Inc. (I)	41,957	$705,717
Telephone & Data Systems, Inc.	56,588	1,766,111

		2,471,828

		4,270,310
Utilities - 6.24%
Electric Utilities - 1.76%
Cleco Corp.	36,557	922,699
DPL, Inc.	72,391	1,921,257
Great Plains Energy, Inc.	81,795	1,456,769
Hawaiian Electric Industries, Inc. (L)	55,644	1,133,468
IDACORP, Inc.	28,802	951,330
NV Energy, Inc.	141,853	1,575,987
PNM Resources, Inc.	52,388	640,181
Westar Energy, Inc.	65,902	1,410,303

		10,011,994
Gas Utilities - 2.30%
AGL Resources, Inc.	46,783	1,699,626
Atmos Energy Corp.	55,971	1,536,964
Energen Corp.	43,370	1,971,600
National Fuel Gas Company	48,694	2,422,040
ONEOK, Inc.	63,763	2,826,614
UGI Corp.	65,752	1,647,088
WGL Holdings, Inc.	30,307	995,585

		13,099,517
Independent Power Producers & Energy Traders - 0.08%
Dynegy, Inc., Class A (I)	304,922	457,383
Multi-Utilities - 1.85%
Alliant Energy Corp.	66,871	2,115,130
Black Hills Corp.	23,492	654,722
MDU Resources Group, Inc.	113,483	2,319,587
NSTAR	64,559	2,183,385
OGE Energy Corp.	58,504	2,138,906
Vectren Corp.	49,050	1,140,413

		10,552,143
Water Utilities - 0.25%
Aqua America, Inc. (L)	82,368	1,410,140

		35,531,177

TOTAL COMMON STOCKS (Cost $500,245,714)		$552,121,848

SHORT-TERM INVESTMENTS - 24.15%
Short-Term Securities* - 2.38%
Federal Home Loan Bank Discount Notes,
0.010%, 03/01/2010	$5,760,000	5,760,000
Federal National Mortgage Association
Discount Notes, 0.420%, 12/01/2010	7,819,000	7,793,914

		13,553,914

SECURITIES LENDING COLLATERAL - 21.77%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)*	$12,378,081	123,905,824

TOTAL SHORT-TERM INVESTMENTS (Cost $137,413,217)		$137,459,738

Total Investments (Mid Cap Index Fund)
(Cost $637,658,931) - 121.15%		$689,581,586
Other assets and liabilities, net - (21.15%)		(120,400,947)

TOTAL NET ASSETS - 100.00%		$569,180,639

The accompanying notes are an integral part of the financial statements.	155

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.24%
Consumer Discretionary - 22.77%
Auto Components - 0.66%
Gentex Corp.	275,000	$5,337,749
Hotels, Restaurants & Leisure - 2.10%
MGM Mirage, Inc. (I)(L)	761,584	8,027,095
The Cheesecake Factory, Inc. (I)	376,100	8,894,765

		16,921,860
Household Durables - 5.70%
D.R. Horton, Inc. (L)	742,200	9,173,592
Jarden Corp.	473,968	15,195,414
MRV Engenharia e Participacoes SA	1,055,000	7,647,677
Pulte Group, Inc. (I)	324,700	3,516,501
Tempur-Pedic International, Inc. (I)	363,041	10,310,364

		45,843,548
Leisure Equipment & Products - 0.90%
Pool Corp. (L)	360,370	7,200,193
Media - 2.51%
Dreamworks Animation SKG, Inc. (I)	231,339	10,053,993
Focus Media Holding, Ltd., ADR (I)(L)	656,900	10,135,967

		20,189,960
Specialty Retail - 6.64%
Advance Auto Parts, Inc.	303,100	12,366,480
Dick’s Sporting Goods, Inc. (I)	295,400	7,187,082
Penske Auto Group, Inc. (I)	399,276	5,809,466
Staples, Inc. (L)	305,200	7,861,952
Urban Outfitters, Inc. (I)	341,900	11,012,599
Williams-Sonoma, Inc.	425,570	9,132,732

		53,370,311
Textiles, Apparel & Luxury Goods - 4.26%
Coach, Inc. (L)	220,300	8,027,732
Hanesbrands, Inc. (I)	622,400	16,138,832
The Warnaco Group, Inc. (I)	241,700	10,088,558

		34,255,122

		183,118,743
Consumer Staples - 1.34%
Food Products - 1.34%
Green Mountain Coffee Roasters, Inc. (I)(L)	127,600	10,768,164
Energy - 4.16%
Energy Equipment & Services - 1.11%
Baker Hughes, Inc.	185,200	8,874,784
Oil, Gas & Consumable Fuels - 3.05%
Frontline, Ltd. (L)	256,350	6,908,633
Karoon Gas Australia, Ltd. (I)	289,643	1,835,313
Massey Energy Company	106,700	4,595,569
Peabody Energy Corp.	81,800	3,760,346
Valero Energy Corp.	425,400	7,453,008

		24,552,869

		33,427,653
Financials - 5.12%
Diversified Financial Services - 3.81%
Ameriprise Financial, Inc.	304,500	12,189,135
Great American Group, Inc. (I)	984,000	2,952,000
Invesco, Ltd.	340,600	6,675,760
Waddell & Reed Financial, Inc.	269,000	8,844,720

		30,661,615
Insurance - 1.31%
Genworth Financial, Inc., Class A (I)	605,000	9,643,700

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Pearl Group, Ltd. (I)(L)	102,114	$889,522

		10,533,222

		41,194,837
Health Care - 12.39%
Biotechnology - 1.01%
Alkermes, Inc. (I)	228,001	2,612,891
Amylin Pharmaceuticals, Inc. (I)(L)	167,467	3,165,126
Regeneron Pharmaceuticals, Inc. (I)	94,800	2,318,808

		8,096,825
Health Care Equipment & Supplies - 3.38%
Beckman Coulter, Inc.	101,900	6,680,564
Edwards Lifesciences Corp. (I)	64,400	5,913,852
Hologic, Inc. (I)	583,600	10,067,100
Intuitive Surgical, Inc. (I)(L)	13,100	4,547,534

		27,209,050
Health Care Providers & Services - 2.69%
Coventry Health Care, Inc. (I)(L)	319,800	7,412,964
Humana, Inc. (I)	178,100	8,429,473
Lincare Holdings, Inc. (I)(L)	144,513	5,803,642

		21,646,079
Health Care Technology - 1.49%
SXC Health Solutions Corp. (I)	241,173	11,988,710
Pharmaceuticals - 3.82%
Auxilium Pharmaceuticals, Inc. (I)(L)	279,400	8,437,880
Daiichi Sankyo Company, Ltd. (I)	147,400	2,981,646
Mylan, Inc. (I)	144,500	3,083,630
Shionogi & Company, Ltd. (I)	372,400	7,603,568
Watson Pharmaceuticals, Inc. (I)	217,080	8,637,613

		30,744,337

		99,685,001
Industrials - 14.55%
Aerospace & Defense - 1.77%
BE Aerospace, Inc. (I)	488,394	12,649,405
Rockwell Collins, Inc.	29,000	1,632,120

		14,281,525
Air Freight & Logistics - 1.04%
Expeditors International of Washington, Inc.	230,000	8,388,100
Airlines - 1.86%
JetBlue Airways Corp. (I)(L)	1,220,200	6,442,656
US Airways Group, Inc. (I)(L)	1,162,400	8,520,392

		14,963,048
Building Products - 2.22%
Lennox International, Inc.	150,200	6,338,440
Masco Corp. (L)	861,581	11,519,338

		17,857,778
Commercial Services & Supplies - 1.35%
Corrections Corp. of America (I)	507,550	10,861,570
Electrical Equipment - 0.76%
Regal-Beloit Corp. (L)	108,200	6,104,644
Machinery - 3.68%
Illinois Tool Works, Inc.	192,300	8,753,496
Ingersoll-Rand PLC	442,500	14,120,175
Kennametal, Inc.	257,600	6,710,480

		29,584,151
Road & Rail - 1.87%
J.B. Hunt Transport Services, Inc.	205,400	7,287,592

The accompanying notes are an integral part of the financial statements.	156

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail (continued)
Localiza Rent A Car (I)	709,200	$7,731,090

		15,018,682

		117,059,498
Information Technology - 29.62%
Communications Equipment - 2.84%
Juniper Networks, Inc. (I)	258,100	7,221,638
Polycom, Inc. (I)	180,500	4,712,855
Riverbed Technology, Inc. (I)(L)	400,800	10,921,800

		22,856,293
Computers & Peripherals - 4.67%
NetApp, Inc. (I)	245,300	7,361,453
SanDisk Corp. (I)	387,000	11,273,310
Seagate Technology (I)	948,600	18,886,626

		37,521,389
Electronic Equipment, Instruments & Components - 2.35%
Jabil Circuit, Inc.	479,400	7,272,498
Sanmina-SCI Corp. (I)	180,800	2,990,432
Trimble Navigation, Ltd. (I)	319,800	8,593,026

		18,855,956
Internet Software & Services - 3.91%
Equinix, Inc. (I)(L)	95,200	8,993,544
GSI Commerce, Inc. (I)	59,700	1,490,709
Rackspace Hosting, Inc. (I)(L)	382,800	7,590,924
VistaPrint NV (I)(L)	232,180	13,401,430

		31,476,607
IT Services - 1.66%
Cognizant Technology Solutions
Corp., Class A (I)	173,200	8,336,116
Genpact, Ltd. (I)	332,700	5,020,443

		13,356,559
Semiconductors & Semiconductor Equipment - 9.34%
Atheros Communications, Inc. (I)(L)	352,900	12,665,581
Broadcom Corp., Class A	316,100	9,900,252
Cypress Semiconductor Corp. (I)(L)	682,400	8,079,616
Marvell Technology Group, Ltd. (I)	603,300	11,655,756
Maxim Integrated Products, Inc.	473,300	8,765,516
RF Micro Devices, Inc. (I)	1,534,860	6,461,761
Skyworks Solutions, Inc. (I)(L)	753,300	11,502,891
TriQuint Semiconductor, Inc. (I)	849,200	6,105,748

		75,137,121
Software - 4.85%
Adobe Systems, Inc. (I)	200,600	6,950,790
BMC Software, Inc. (I)	178,200	6,564,888
Concur Technologies, Inc. (I)(L)	191,600	7,537,544
McAfee, Inc. (I)	138,090	5,480,792
Red Hat, Inc. (I)	283,500	7,952,175
Rovi Corp. (I)	135,300	4,532,550

		39,018,739

		238,222,664
Materials - 5.32%
Chemicals - 2.45%
CF Industries Holdings, Inc.	86,900	9,232,256
Huabao International Holdings, Ltd. (I)	3,901,000	3,929,267
Intrepid Potash, Inc. (I)(L)	237,400	6,533,248

		19,694,771
Construction Materials - 0.97%
Eagle Materials, Inc. (L)	329,900	7,782,341

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining - 1.90%
Cliffs Natural Resources, Inc. (L)	149,600	$8,437,440
Steel Dynamics, Inc.	421,600	6,884,728

		15,322,168

		42,799,280
Telecommunication Services - 0.97%
Wireless Telecommunication Services - 0.97%
American Tower Corp., Class A (I)	182,425	7,782,251

TOTAL COMMON STOCKS (Cost $640,154,181)		$774,058,091

SHORT-TERM INVESTMENTS - 23.34%
Repurchase Agreement - 4.28%
Deutche Bank Repurchase Agreement date
02/26/2010 at 0.12% to be repurchased at
$34,400,344 on 03/01/2010, collateralized
by $35,181,467 Federal National Mortgage
Association, 4.50% due 09/01/2039 (valued
at $35,088,001, including interest)	$34,400,000	34,400,000
Securities Lending Collateral - 19.06%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)(Y)	15,314,788	153,302,558

TOTAL SHORT-TERM INVESTMENTS (Cost $187,664,587)		$187,702,558

Total Investments (Mid Cap Stock Fund)
(Cost $827,818,768) - 119.58%		$961,760,649
Other assets and liabilities, net - (19.58%)		(157,459,138)

TOTAL NET ASSETS - 100.00%		$804,301,511

Mid Cap Value Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.99%
Consumer Discretionary - 9.78%
Auto Components - 0.84%
The Goodyear Tire & Rubber Company (I)	117,481	$1,526,078
Automobiles - 0.18%
Ford Motor Company (I)	27,048	317,544
Distributors - 0.47%
Genuine Parts Company (L)	21,094	851,354
Hotels, Restaurants & Leisure - 0.65%
Penn National Gaming, Inc. (I)	24,847	574,960
Royal Caribbean Cruises, Ltd. (I)(L)	21,171	598,504

		1,173,464
Household Durables - 1.60%
D.R. Horton, Inc. (L)	59,509	735,531
KB Home (L)	21,931	357,037
Mohawk Industries, Inc. (I)	19,924	1,027,680
Pulte Group, Inc. (I)	72,932	789,854

		2,910,102
Leisure Equipment & Products - 0.87%
Hasbro, Inc.	44,133	1,579,079
Media - 1.71%
National CineMedia, Inc.	90,717	1,459,637
Regal Entertainment Group	110,342	1,648,509

		3,108,146

The accompanying notes are an integral part of the financial statements.	157

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multiline Retail - 1.27%
Macy’s, Inc. (L)	119,788	$2,293,940
Specialty Retail - 1.15%
Abercrombie & Fitch Company, Class A	38,771	1,412,040
Bed Bath & Beyond, Inc. (I)	16,167	672,709

		2,084,749
Textiles, Apparel & Luxury Goods - 1.04%
VF Corp.	24,457	1,892,483

		17,736,939
Consumer Staples - 2.71%
Tobacco - 2.71%
Lorillard, Inc.	67,318	4,916,907
Energy - 8.67%
Energy Equipment & Services - 2.63%
Cameron International Corp. (I)	22,545	927,276
Noble Corp. (I)	32,824	1,387,142
Smith International, Inc.	43,238	1,772,326
Transocean, Ltd. (I)	8,609	687,170

		4,773,914
Oil, Gas & Consumable Fuels - 6.04%
Alpha Natural Resources, Inc. (I)	30,236	1,391,158
El Paso Corp.	76,470	800,641
Enbridge, Inc.	84,092	3,723,594
Newfield Exploration Company (I)	25,619	1,308,362
Pioneer Natural Resources Company	24,824	1,158,040
Southwestern Energy Company (I)	17,254	734,158
Sunoco, Inc.	21,432	565,162
Ultra Petroleum Corp. (I)	11,041	504,905
Valero Energy Corp.	43,736	766,255

		10,952,275

		15,726,189
Financials - 18.22%
Diversified Financial Services - 1.56%
Artio Global Investors, Inc.	18,669	455,150
Invesco, Ltd.	86,775	1,700,790
PICO Holdings, Inc. (I)	19,541	665,176

		2,821,116
Insurance - 11.71%
Aon Corp.	25,383	1,039,180
Arch Capital Group, Ltd. (I)	8,972	663,749
Assurant, Inc.	54,024	1,648,812
Axis Capital Holdings, Ltd.	57,367	1,804,192
Everest Re Group, Ltd.	36,977	3,158,575
Lincoln National Corp.	65,721	1,654,855
PartnerRe, Ltd.	42,118	3,353,014
Transatlantic Holdings, Inc.	19,644	976,307
Willis Group Holdings PLC	42,498	1,265,590
XL Capital, Ltd.	310,563	5,673,986

		21,238,260
Real Estate Investment Trusts - 4.46%
AvalonBay Communities, Inc. (L)	16,280	1,325,518
Boston Properties, Inc.	9,793	665,238
Equity Residential	50,862	1,835,101
Pebblebrook Hotel Trust (I)	19,858	402,323
ProLogis (L)	75,951	979,008
Rayonier, Inc. (L)	38,780	1,612,082
Ventas, Inc.	28,439	1,256,719

		8,075,989

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development - 0.49%
The St. Joe Company (I)(L)	32,485	$893,338

		33,028,703
Health Care - 8.27%
Health Care Equipment & Supplies - 1.02%
Hospira, Inc. (I)	35,350	1,849,866
Health Care Providers & Services - 0.39%
Universal Health Services, Inc., Class B	22,853	708,900
Life Sciences Tools & Services - 1.80%
Covance, Inc. (I)(L)	28,412	1,608,687
Life Technologies Corp. (I)	32,594	1,654,471

		3,263,158
Pharmaceuticals - 5.06%
Forest Laboratories, Inc. (I)	65,083	1,944,680
King Pharmaceuticals, Inc. (I)	117,189	1,318,376
Mylan, Inc. (I)(L)	276,597	5,902,580

		9,165,636

		14,987,560
Industrials - 19.35%
Aerospace & Defense - 1.16%
Goodrich Corp.	31,956	2,097,272
Airlines - 1.96%
AMR Corp. (I)	47,732	438,657
Continental Airlines, Inc. (I)(L)	38,429	793,943
Delta Air Lines, Inc. (I)	99,067	1,279,946
UAL Corp. (I)(L)	28,045	480,972
US Airways Group, Inc. (I)(L)	77,602	568,823

		3,562,341
Commercial Services & Supplies - 0.93%
Ritchie Brothers Auctioneers, Inc. (L)	80,050	1,678,649
Construction & Engineering - 2.36%
Chicago Bridge & Iron Company NV (I)(L)	51,702	1,121,416
Fluor Corp.	17,145	733,806
Foster Wheeler AG (I)	30,998	762,861
Insituform Technologies, Inc., Class A (I)	10,513	258,199
Jacobs Engineering Group, Inc. (I)	18,418	714,618
KBR, Inc.	33,284	689,312

		4,280,212
Electrical Equipment - 4.10%
A.O. Smith Corp.	29,605	1,341,107
Cooper Industries PLC	105,501	4,785,525
Rockwell Automation, Inc.	24,354	1,317,308

		7,443,940
Industrial Conglomerates - 0.75%
McDermott International, Inc. (I)	59,236	1,353,543
Machinery - 5.49%
AGCO Corp. (I)	31,762	1,087,849
Eaton Corp.	48,450	3,300,414
Ingersoll-Rand PLC (L)	48,628	1,551,719
Parker-Hannifin Corp.	25,424	1,533,321
Stanley Works (L)	25,349	1,451,230
The Manitowoc Company, Inc. (L)	88,584	1,032,889

		9,957,422
Road & Rail - 1.88%
CSX Corp.	29,669	1,408,091
Kansas City Southern (I)(L)	58,196	1,996,123

		3,404,214

The accompanying notes are an integral part of the financial statements.	158

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors - 0.72%
W.W. Grainger, Inc.	12,862	$1,307,422

		35,085,015
Information Technology - 10.08%
Communications Equipment - 1.06%
Brocade Communications Systems, Inc. (I)	329,862	1,919,797
Electronic Equipment, Instruments & Components - 2.32%
Agilent Technologies, Inc. (I)	61,089	1,921,860
Avnet, Inc. (I)	19,653	542,619
Celestica, Inc. (I)	169,672	1,737,441

		4,201,920
IT Services - 0.57%
Computer Sciences Corp. (I)	19,905	1,030,880
Semiconductors & Semiconductor Equipment - 2.85%
LSI Corp. (I)	448,754	2,418,784
Maxim Integrated Products, Inc.	105,500	1,953,860
Microchip Technology, Inc. (L)	29,708	803,898

		5,176,542
Software - 3.28%
Adobe Systems, Inc. (I)	42,049	1,456,998
Autodesk, Inc. (I)	63,272	1,764,023
BMC Software, Inc. (I)	48,187	1,775,209
Check Point Software Technologies, Ltd. (I)	29,141	949,997

		5,946,227

		18,275,366
Materials - 8.94%
Chemicals - 4.85%
Agrium, Inc. (L)	20,102	1,301,605
Eastman Chemical Company	50,018	2,978,572
Lubrizol Corp.	30,368	2,399,376
PPG Industries, Inc. (L)	34,529	2,124,915

		8,804,468
Construction Materials - 0.58%
Cemex SAB de CV, SADR (I)	109,469	1,046,524
Metals & Mining - 3.51%
Freeport-McMoRan Copper & Gold, Inc.	30,619	2,301,324
Nucor Corp.	37,582	1,555,895
Steel Dynamics, Inc.	59,484	971,374
United States Steel Corp. (L)	28,927	1,531,395

		6,359,988

		16,210,980
Telecommunication Services - 3.66%
Diversified Telecommunication Services - 3.33%
CenturyTel, Inc.	67,207	2,303,184
Qwest Communications International, Inc. (L)	541,605	2,469,719
Windstream Corp.	125,003	1,266,280

		6,039,183
Wireless Telecommunication Services - 0.33%
Sprint Nextel Corp. (I)	179,996	599,387

		6,638,570
Utilities - 6.31%
Electric Utilities - 2.23%
Allegheny Energy, Inc.	64,492	1,460,744
Pepco Holdings, Inc.	113,162	1,903,385
Pinnacle West Capital Corp.	18,445	671,582

		4,035,711

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas Utilities - 1.11%
EQT Corp.	21,696	$949,417
Questar Corp.	25,205	1,058,358

		2,007,775
Multi-Utilities - 2.97%
DTE Energy Company	28,394	1,232,867
Sempra Energy	48,009	2,360,603
Wisconsin Energy Corp.	37,183	1,800,773

		5,394,243

		11,437,729

TOTAL COMMON STOCKS (Cost $138,990,437)		$174,043,958

CONVERTIBLE BONDS - 0.54%
Consumer Discretionary - 0.36%
Automobiles - 0.36%
Ford Motor Company
4.250%, 11/15/2016	467,000	663,140
Telecommunication Services - 0.18%
Diversified Telecommunication Services - 0.18%
Qwest Communications International, Inc.
3.500%, 11/15/2025	302,000	319,365

TOTAL CONVERTIBLE BONDS (Cost $875,455)		$982,505

SHORT-TERM INVESTMENTS - 18.44%
Short-Term Securities* - 3.25%
BNP Paribas Finance, Inc. 0.00%, 03/01/2010 $	5,900,000	5,900,000
Securities Lending Collateral - 15.19%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)*	2,751,334	27,541,126

TOTAL SHORT-TERM INVESTMENTS (Cost $33,429,838)		$33,441,126

Total Investments (Mid Cap Value Equity Fund)
(Cost $173,295,730) - 114.97%		$208,467,589
Other assets and liabilities, net - (14.97%)		(27,138,694)

TOTAL NET ASSETS - 100.00%		$181,328,895

Mid Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 91.57%
Consumer Discretionary - 16.73%
Auto Components - 1.28%
BorgWarner, Inc. (I)(L)	90,200	$3,378,891
TRW Automotive Holdings Corp. (I)	33,900	910,893

		4,289,784
Diversified Consumer Services - 2.50%
Apollo Group, Inc., Class A (I)	24,600	1,473,048
Career Education Corp. (I)(L)	140,600	3,911,492
Weight Watchers International, Inc.	116,300	2,991,236

		8,375,776
Hotels, Restaurants & Leisure - 0.97%
International Game Technology	185,700	3,259,035
Household Durables - 1.96%
Fortune Brands, Inc.	82,500	3,615,975
Harman International Industries, Inc. (I)	40,300	1,738,542

The accompanying notes are an integral part of the financial statements.	159

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Pulte Group, Inc. (I)(L)	111,700	$1,209,711

		6,564,228
Internet & Catalog Retail - 1.38%
Expedia, Inc. (I)(L)	51,400	1,143,136
Liberty Media Corp. - Interactive A (I)	276,400	3,479,876

		4,623,012
Leisure Equipment & Products - 1.18%
Mattel, Inc.	180,400	3,966,996
Media - 4.21%
Discovery Communications, Inc., Series A (I)	9,200	286,580
Discovery Communications, Inc., Series C (I)	23,300	618,382
DISH Network Corp.	77,500	1,547,675
Liberty Media-Starz, Series A (I)	22,400	1,140,832
Meredith Corp. (L)	134,000	4,116,480
Scholastic Corp.	98,500	2,895,900
Scripps Networks Interactive, Inc., Class A (L)	55,400	2,192,732
The Washington Post Company, Class B	3,200	1,344,992

		14,143,573
Multiline Retail - 0.45%
Dollar General Corp. (I)	62,900	1,502,681
Specialty Retail - 2.80%
Bed Bath & Beyond, Inc. (I)	46,300	1,926,543
CarMax, Inc. (I)(L)	65,600	1,324,464
The Gap, Inc.	201,800	4,338,700
Tiffany & Company	40,700	1,806,673

		9,396,380

		56,121,465
Consumer Staples - 9.05%
Beverages - 0.34%
Brown Forman Corp. (L)	22,000	1,151,920
Food & Staples Retailing - 2.95%
Sysco Corp.	137,400	3,970,860
The Kroger Company	232,000	5,127,200
Whole Foods Market, Inc. (I)(L)	22,500	798,525

		9,896,585
Food Products - 3.93%
Campbell Soup Company	134,000	4,466,220
McCormick & Company, Inc.	64,400	2,389,884
The Hershey Company (L)	131,700	5,236,392
Tootsie Roll Industries, Inc. (L)	39,728	1,080,999

		13,173,495
Personal Products - 1.83%
Alberto-Culver Company	122,000	3,381,840
The Estee Lauder Companies, Inc., Class A	46,200	2,778,006

		6,159,846

		30,381,846
Energy - 8.56%
Energy Equipment & Services - 1.52%
BJ Services Company	90,400	1,975,240
Smith International, Inc.	76,000	3,115,240

		5,090,480
Oil, Gas & Consumable Fuels - 7.04%
Arch Coal, Inc. (L)	107,106	2,408,814
Cimarex Energy Company	73,600	4,398,336
Murphy Oil Corp.	74,700	3,876,930
Nexen, Inc.	274,800	6,183,000
Suncor Energy, Inc.	73,964	2,138,299

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Sunoco, Inc.	101,000	$2,663,370
The Williams Companies, Inc.	90,500	1,949,370

		23,618,119

		28,708,599
Financials - 18.82%
Commercial Banks - 4.45%
Commerce Bancshares, Inc.	37,800	1,531,278
First Horizon National Corp. (I)	190,823	2,442,534
KeyCorp	388,200	2,775,630
Marshall & Ilsley Corp. (L)	311,400	2,204,712
Valley National Bancorp (L)	60,430	870,192
WestAmerica Bancorp (L)	48,200	2,645,216
Wilmington Trust Corp. (L)	169,700	2,447,074

		14,916,636
Consumer Finance - 1.15%
Discover Financial Services	283,500	3,869,775
Diversified Financial Services - 3.72%
E*TRADE Financial Corp. (I)	811,700	1,306,837
Greenhill & Company, Inc.	35,800	2,557,910
Janus Capital Group, Inc.	281,100	3,513,750
Northern Trust Corp.	95,900	5,110,511

		12,489,008
Insurance - 5.57%
Aon Corp.	14,500	593,630
Arthur J. Gallagher & Company	38,700	918,351
Assured Guaranty, Ltd.	18,500	390,350
Axis Capital Holdings, Ltd.	7,100	223,295
Cincinnati Financial Corp. (L)	26,800	720,920
First American Corp.	76,000	2,449,480
Marsh & McLennan Companies, Inc.	193,300	4,488,426
OneBeacon Insurance Group, Ltd.	65,200	989,084
The Allstate Corp.	114,400	3,575,000
The Progressive Corp.	159,000	2,726,850
The Travelers Companies, Inc.	30,600	1,609,254

		18,684,640
Real Estate Investment Trusts - 2.89%
Cousins Properties, Inc. (L)	154,602	1,111,588
Duke Realty Corp.	23,400	259,740
Federal Realty Investment Trust	4,700	324,112
Kimco Realty Corp. (L)	218,300	3,032,187
SL Green Realty Corp. (L)	28,300	1,444,998
Starwood Property Trust, Inc.	57,200	1,070,212
Vornado Realty Trust	12,310	809,013
Weingarten Realty Investors (L)	80,100	1,649,259

		9,701,109
Real Estate Management & Development - 1.04%
The St. Joe Company (I)(L)	126,800	3,487,000

		63,148,168
Health Care - 6.05%
Biotechnology - 0.69%
Biogen Idec, Inc. (I)	13,500	742,635
OSI Pharmaceuticals, Inc. (I)	42,500	1,573,350

		2,315,985
Health Care Equipment & Supplies - 2.21%
Boston Scientific Corp. (I)	234,500	1,815,030
CareFusion Corp. (I)	131,750	3,325,370
Stryker Corp.	43,000	2,283,300

		7,423,700

The accompanying notes are an integral part of the financial statements.	160

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services - 3.15%
Cardinal Health, Inc.	112,600	$3,825,022
Healthsouth Corp. (I)(L)	311,700	5,392,410
Select Medical Holdings Corp. (I)	164,100	1,343,979

		10,561,411

		20,301,096
Industrials - 8.79%
Aerospace & Defense - 0.62%
Raytheon Company	37,100	2,086,504
Airlines - 2.89%
Delta Air Lines, Inc. (I)(L)	191,100	2,469,012
Southwest Airlines Company	573,900	7,219,662

		9,688,674
Commercial Services & Supplies - 0.81%
Cintas Corp. (L)	110,100	2,729,379
Industrial Conglomerates - 0.86%
Textron, Inc. (L)	145,500	2,898,360
Machinery - 1.18%
Harsco Corp.	50,400	1,513,008
WABCO Holdings, Inc. (I)	91,400	2,444,036

		3,957,044
Professional Services - 1.91%
Equifax, Inc.	35,900	1,158,134
Manpower, Inc.	74,900	3,858,848
Verisk Analytics, Inc., Class A (I)	48,800	1,381,040

		6,398,022
Road & Rail - 0.52%
Hertz Global Holdings, Inc. (I)(L)	184,600	1,735,240

		29,493,223
Information Technology - 8.17%
Communications Equipment - 0.54%
Harris Corp.	13,400	605,948
Motorola, Inc. (I)	176,400	1,192,464

		1,798,412
Electronic Equipment, Instruments & Components - 3.61%
AVX Corp.	202,200	2,487,060
Molex, Inc.	256,700	4,464,013
National Instruments Corp.	23,800	752,556
Tyco Electronics, Ltd.	172,100	4,410,923

		12,114,552
IT Services - 1.26%
Automatic Data Processing, Inc.	16,300	678,243
Paychex, Inc. (L)	114,700	3,434,118
Total Systems Services, Inc.	7,900	112,496

		4,224,857
Semiconductors & Semiconductor Equipment - 1.87%
ASML Holding NV	21,200	653,596
National Semiconductor Corp. (L)	98,100	1,420,488
Novellus Systems, Inc. (I)	172,800	3,822,336
Xilinx, Inc.	15,400	397,782

		6,294,202
Software - 0.89%
CA, Inc.	71,700	1,613,250
Electronic Arts, Inc. (I)(L)	82,700	1,371,166

		2,984,416

		27,416,439

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Materials - 6.11%
Chemicals - 1.71%
International Flavors & Fragrances, Inc.	38,600	$1,625,446
Nalco Holding Company	127,800	2,972,628
Sigma-Aldrich Corp.	23,700	1,130,253

		5,728,327
Containers & Packaging - 0.71%
Temple-Inland, Inc.	128,600	2,394,532
Metals & Mining - 1.45%
Alcoa, Inc.	129,300	1,719,690
AngloGold Ashanti, Ltd., SADR (L)	1,000	36,380
Franco-Nevada Corp.	81,400	2,118,164
Gold Fields, Ltd.	87,100	1,000,779

		4,875,013
Paper & Forest Products - 2.24%
Domtar Corp. (I)	14,533	759,640
Weyerhaeuser Company	167,200	6,754,880

		7,514,520

		20,512,392
Telecommunication Services - 1.12%
Wireless Telecommunication Services - 1.12%
Telephone & Data Systems, Inc.	33,800	1,054,898
Telephone & Data Systems, Inc. -
Special Shares	94,700	2,688,533

		3,743,431

		3,743,431
Utilities - 8.17%
Electric Utilities - 3.70%
Allegheny Energy, Inc. (L)	220,500	4,994,325
American Electric Power Company, Inc.	54,700	1,839,014
Duke Energy Corp.	136,300	2,228,505
FirstEnergy Corp.	22,300	861,895
Pepco Holdings, Inc.	84,100	1,414,562
Pinnacle West Capital Corp.	29,700	1,081,377

		12,419,678
Independent Power Producers & Energy Traders - 3.47%
Calpine Corp. (I)	247,500	2,707,650
Constellation Energy Group, Inc.	81,700	2,865,219
Mirant Corp. (I)	302,000	3,799,160
NRG Energy, Inc. (I)	103,400	2,258,256

		11,630,285
Multi-Utilities - 1.00%
Ameren Corp.	9,100	224,861
NiSource, Inc.	161,700	2,428,734
TECO Energy, Inc. (L)	46,500	712,845

		3,366,440

		27,416,403

TOTAL COMMON STOCKS (Cost $249,451,434)		$307,243,062

PREFERRED STOCKS - 0.21%
Financials - 0.21%
Insurance - 0.21%
Assured Guaranty, Ltd. 8.500%	8,300	701,350

TOTAL PREFERRED STOCKS (Cost $415,000)		$701,350

The accompanying notes are an integral part of the financial statements.	161

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS - 0.66%
Financials - 0.13%
Diversified Financial Services - 0.13%
Janus Capital Group, Inc.	$398,000	$458,695
Industrials - 0.49%
Industrial Conglomerates - 0.27%
Textron Inc	550,000	915,063
Road & Rail - 0.22%
Hertz Global Holdings, Inc.	539,000	720,239

		1,635,302
Materials - 0.04%
Metals & Mining - 0.04%
Alcoa, Inc.	62,000	134,928

TOTAL CONVERTIBLE BONDS (Cost $1,623,828)		$2,228,925

SHORT-TERM INVESTMENTS - 22.38%
Short-Term Securities* - 7.65%
State Street Institutional US Government
Money Market Fund, 0.03489%	$873,297	873,297
T. Rowe Price Reserve Investment
Fund, 0.25404%	24,799,724	24,799,724

		25,673,021
Securities Lending Collateral - 14.73%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)*	4,934,951	49,399,353

TOTAL SHORT-TERM INVESTMENTS (Cost $75,070,568)		$75,072,374

Total Investments (Mid Value Fund)
(Cost $326,560,830) - 114.82%		$385,245,711
Other assets and liabilities, net - (14.82%)		(49,732,371)

TOTAL NET ASSETS - 100.00%		$335,513,340

Optimized Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.96%
Consumer Discretionary - 13.00%
Hotels, Restaurants & Leisure - 0.49%
Brinker International, Inc.	86,464	$1,565,863
Household Durables - 1.24%
Tupperware Brands Corp.	85,270	3,984,667
Media - 6.58%
Comcast Corp., Class A	245,461	4,035,379
Gannett Company, Inc.	238,383	3,611,502
Meredith Corp.	85,855	2,637,466
News Corp., Class A	278,209	3,719,654
The Walt Disney Company	143,959	4,497,279
Viacom, Inc., Class B (I)	88,933	2,636,863

		21,138,143
Multiline Retail - 0.96%
Kohl’s Corp. (I)	57,585	3,099,225
Specialty Retail - 2.09%
Guess?, Inc.	84,417	3,443,369
TJX Companies, Inc.	78,789	3,279,986

		6,723,355

Optimized Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 1.64%
Coach, Inc.	56,810	$2,070,156
Polo Ralph Lauren Corp.	40,022	3,198,958

		5,269,114

		41,780,367
Consumer Staples - 4.97%
Beverages - 1.18%
Dr. Pepper Snapple Group, Inc.	119,021	3,778,917
Food Products - 2.21%
ConAgra Foods, Inc.	291,081	7,119,841
Household Products - 1.58%
Colgate-Palmolive Company	20,310	1,684,511
The Procter & Gamble Company	53,641	3,394,402

		5,078,913

		15,977,671
Energy - 18.95%
Energy Equipment & Services - 4.68%
Atwood Oceanics, Inc. (I)	64,964	2,173,695
Noble Corp. (I)	131,156	5,542,653
Schlumberger, Ltd.	39,487	2,412,656
Transocean, Ltd. (I)	61,475	4,906,935

		15,035,939
Oil, Gas & Consumable Fuels - 14.27%
Apache Corp.	61,756	6,400,392
Chesapeake Energy Corp.	83,670	2,223,112
Chevron Corp.	66,933	4,839,256
ConocoPhillips	125,903	6,043,344
Devon Energy Corp.	34,749	2,392,816
El Paso Corp.	234,727	2,457,592
Exxon Mobil Corp.	138,948	9,031,620
Marathon Oil Corp.	97,830	2,832,179
Newfield Exploration Company (I)	57,117	2,916,965
Southern Union Company	92,905	2,224,146
Total SA, SADR	80,664	4,489,758

		45,851,180

		60,887,119
Financials - 28.10%
Commercial Banks - 1.88%
Wells Fargo & Company	221,287	6,049,987
Diversified Financial Services - 10.95%
Bank of America Corp.	99,495	1,657,587
Credit Suisse Group AG	69,325	3,091,895
JPMorgan Chase & Company	210,103	8,818,023
State Street Corp.	134,912	6,058,898
The Bank of New York Mellon Corp.	135,309	3,859,013
The Goldman Sachs Group, Inc.	52,893	8,269,821
The NASDAQ OMX Group, Inc. (I)	183,243	3,413,817

		35,169,054
Insurance - 8.27%
American Financial Group, Inc.	106,386	2,752,206
Assured Guaranty, Ltd.	170,066	3,588,393
Endurance Specialty Holdings, Ltd.	77,011	2,961,843
Lincoln National Corp.	100,223	2,523,615
MetLife, Inc.	103,007	3,748,425
PartnerRe, Ltd.	24,304	1,934,841
The Travelers Companies, Inc.	48,707	2,561,501
Torchmark Corp.	76,774	3,569,991
Unum Group	141,193	2,938,226

		26,579,041

The accompanying notes are an integral part of the financial statements.	162

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Optimized Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts - 5.39%
Annaly Capital Management, Inc.	500,953	$9,207,516
Brandywine Realty Trust	247,377	2,773,096
Hospitality Properties Trust	111,028	2,439,285
HRPT Properties Trust	410,853	2,884,188

		17,304,085
Thrifts & Mortgage Finance - 1.61%
Hudson City Bancorp, Inc.	383,152	5,180,215

		90,282,382
Health Care - 7.25%
Health Care Equipment & Supplies - 1.46%
Baxter International, Inc.	30,530	1,738,073
Covidien PLC	60,168	2,955,452

		4,693,525
Health Care Providers & Services - 1.53%
AmerisourceBergen Corp.	174,725	4,899,289
Pharmaceuticals - 4.26%
Abbott Laboratories	115,672	6,278,676
Johnson & Johnson	55,648	3,505,824
Pfizer, Inc.	222,889	3,911,702

		13,696,202

		23,289,016
Industrials - 6.31%
Aerospace & Defense - 1.75%
Alliant Techsystems, Inc. (I)	70,758	5,621,723
Industrial Conglomerates - 2.61%
General Electric Company	394,089	6,329,069
Siemens AG	23,747	2,048,416

		8,377,485
Machinery - 1.38%
Pall Corp.	112,671	4,447,124
Marine - 0.57%
DryShips, Inc. (I)	336,380	1,839,999

		20,286,331
Information Technology - 9.31%
Communications Equipment - 0.53%
Cisco Systems, Inc. (I)	70,686	1,719,790
Computers & Peripherals - 2.37%
EMC Corp. (I)	144,862	2,533,636
Seagate Technology (I)	255,211	5,081,251

		7,614,887
Electronic Equipment, Instruments & Components - 1.34%
Avnet, Inc. (I)	156,348	4,316,768
Internet Software & Services - 0.51%
Google, Inc., Class A (I)	3,102	1,634,134
IT Services - 1.78%
Lender Processing Services, Inc.	149,686	5,715,011
Semiconductors & Semiconductor Equipment - 0.92%
Skyworks Solutions, Inc. (I)	193,622	2,956,608
Software - 1.86%
Check Point Software Technologies, Ltd. (I)	83,394	2,718,644
Oracle Corp.	131,607	3,244,113

		5,962,757

		29,919,955

Optimized Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Materials - 2.61%
Chemicals - 0.58%
E.I. Du Pont de Nemours & Company	54,873	$1,850,318
Containers & Packaging - 2.03%
Owens-Illinois, Inc. (I)	106,766	3,164,544
Pactiv Corp. (I)	135,738	3,360,873

		6,525,417

		8,375,735
Telecommunication Services - 5.12%
Diversified Telecommunication Services - 4.31%
AT&T, Inc.	223,282	5,539,628
CenturyTel, Inc.	164,270	5,629,533
Verizon Communications, Inc.	91,906	2,658,841

		13,828,002
Wireless Telecommunication Services - 0.81%
Mobile TeleSystems, SADR	49,866	2,610,485

		16,438,487
Utilities - 3.34%
Electric Utilities - 0.62%
American Electric Power Company, Inc.	59,165	1,989,127
Independent Power Producers & Energy Traders - 0.53%
Constellation Energy Group, Inc.	48,631	1,705,489
Multi-Utilities - 2.19%
Dominion Resources, Inc.	18,022	684,656
Sempra Energy	128,803	6,333,244

		7,017,900

		10,712,516

TOTAL COMMON STOCKS (Cost $289,194,248)		$317,949,579

SHORT-TERM INVESTMENTS - 0.90%
Repurchase Agreement - 0.90%
Repurchase Agreement with State Street Corp.
dated 02/26/2010 at 0.01% to be
repurchased at $2,911,002 on 03/01/2010,
collateralized by $2,925,000 U.S. Treasury
Notes, 3.250% due 12/31/2016 (valued at
$2,972,531, including interest)	$2,911,000	2,911,000

TOTAL SHORT-TERM INVESTMENTS (Cost $2,911,000)		$2,911,000

Total Investments (Optimized Value Fund)
(Cost $292,105,248) - 99.86%		$320,860,579
Other assets and liabilities, net - 0.14%		439,626

TOTAL NET ASSETS - 100.00%		$321,300,205

Real Estate Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.10%
Consumer Discretionary - 4.18%
Hotels, Restaurants & Leisure - 4.18%
Gaylord Entertainment Company (I)(L)	118,900	$2,676,439
Marriott International, Inc., Class A (L)	147,273	3,992,571

The accompanying notes are an integral part of the financial statements.	163

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Real Estate Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Starwood Hotels & Resorts
Worldwide, Inc. (L)	79,800	$3,088,260

		9,757,270

		9,757,270
Financials - 89.92%
Real Estate Investment Trusts - 87.55%
Alexandria Real Estate Equities, Inc. (L)	39,200	2,415,504
AMB Property Corp.	216,200	5,262,308
AvalonBay Communities, Inc. (L)	116,916	9,519,301
Boston Properties, Inc.	106,650	7,244,735
BRE Properties, Inc.	187,440	6,318,602
Camden Property Trust	193,200	7,737,660
CBL & Associates Properties, Inc. (L)	469,014	5,576,576
Colony Financial, Inc.	46,700	931,198
Cousins Properties, Inc. (L)	254,342	1,828,719
DCT Industrial Trust, Inc.	542,200	2,667,624
Douglas Emmett, Inc. (L)	374,500	5,276,705
EastGroup Properties, Inc.	82,900	2,976,110
Equity One, Inc. (L)	332,400	6,139,428
Equity Residential	273,950	9,884,116
Essex Property Trust, Inc. (L)	70,000	6,013,000
Federal Realty Investment Trust (L)	113,980	7,860,061
Healthcare Realty Trust, Inc. (L)	217,700	4,547,753
Highwoods Properties, Inc.	110,200	3,201,310
Host Hotels & Resorts, Inc.	353,262	4,136,698
Kilroy Realty Corp. (L)	209,000	5,920,970
Kimco Realty Corp. (L)	559,800	7,775,622
LaSalle Hotel Properties (L)	124,620	2,418,874
Macerich Company (L)	229,090	8,164,768
Plum Creek Timber Company, Inc. (L)	107,700	3,848,121
Post Properties, Inc.	118,300	2,276,092
Public Storage, Inc.	106,900	8,786,111
Regency Centers Corp. (L)	206,350	7,154,155
Simon Property Group, Inc.	274,451	21,486,769
SL Green Realty Corp. (L)	184,000	9,395,040
Starwood Property Trust, Inc. (L)	155,400	2,907,534
Taubman Centers, Inc. (L)	150,400	5,824,992
Terreno Realty Corp. (I)	42,700	803,187
Vornado Realty Trust	179,074	11,768,743
Washington Real Estate Investment Trust (L)	126,500	3,524,290
Weingarten Realty Investors (L)	143,200	2,948,488

		204,541,164
Real Estate Management & Development - 2.37%
Brookfield Properties Corp. (L)	315,900	4,381,533
The St. Joe Company (I)(L)	42,000	1,155,000

		5,536,533

		210,077,697

TOTAL COMMON STOCKS (Cost $156,269,552)		$219,834,967

CONVERTIBLE BONDS - 3.57%
Financials - 3.57%
Real Estate Investment Trusts - 2.85%
Alexandria Real Estate Equities, Inc.
8.000%, 04/15/2029 (S)	1,844,000	3,021,854
General Growth Properties LP
3.980%, 04/15/2027 (H)(S)	2,198,000	2,255,698
ProLogis
2.250%, 04/01/2037	1,462,000	1,376,108

		6,653,660

Real Estate Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS (continued)
Real Estate Management & Development - 0.72%
Forest City Enterprises, Inc.
5.000%, 10/15/2016 (S)	$1,550,000	$1,693,375

		8,347,035

TOTAL CONVERTIBLE BONDS (Cost $4,239,186)		$8,347,035

SHORT-TERM INVESTMENTS - 34.34%
Short-Term Securities* - 1.97%
State Street Institutional US Government
Money Market Fund, 0.03489%	$510,129	510,129
T. Rowe Price Reserve Investment
Fund, 0.2018%	4,094,575	4,094,575

		4,604,704
SECURITIES LENDING COLLATERAL - 32.37%
John Hancock Collateral Investment
Trust, 0.1869% (W)(Y)	$7,554,011	75,616,404

TOTAL SHORT-TERM INVESTMENTS (Cost $80,196,466)		$80,221,108

Total Investments (Real Estate Equity Fund)
(Cost $240,705,204) - 132.01%		$308,403,110
Other assets and liabilities, net - (32.01%)		(74,785,023)

TOTAL NET ASSETS - 100.00%		$233,618,087

Real Estate Securities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.90%
Financials - 98.90%
Real Estate Investment Trusts - 98.90%
American Campus Communities, Inc. (L)	207,961	$5,748,042
Apartment Investment & Management
Company, Class A (L)	314,617	5,250,958
AvalonBay Communities, Inc. (L)	199,499	16,243,209
BioMed Realty Trust, Inc.	165,650	2,559,293
Boston Properties, Inc. (L)	274,114	18,620,564
Brandywine Realty Trust	638,700	7,159,827
BRE Properties, Inc.	179,148	6,039,079
Camden Property Trust	202,150	8,096,108
Cogdell Spencer, Inc. (L)	192,666	1,300,496
Developers Diversified Realty Corp.	402,000	4,265,220
Digital Realty Trust, Inc. (L)	190,350	9,818,253
Douglas Emmett, Inc. (L)	174,700	2,461,523
Duke Realty Corp.	395,860	4,394,046
Entertainment Properties Trust (L)	87,111	3,329,382
Equity Residential	240,553	8,679,152
HCP, Inc. (L)	270,923	7,797,164
Health Care, Inc. (L)	256,742	10,875,591
Host Hotels & Resorts, Inc.	1,130,556	13,238,811
LTC Properties, Inc.	76,153	1,986,070
Mack-Cali Realty Corp.	134,350	4,506,099
Nationwide Health Properties, Inc.	271,906	9,024,560
ProLogis (L)	952,060	12,272,053
PS Business Parks, Inc.	69,472	3,404,128
Public Storage, Inc. (L)	249,776	20,529,089
Ramco-Gershenson Properties Trust	143,776	1,440,636
Regency Centers Corp. (L)	377,767	13,097,182
Retail Opportunity Investments Corp. (I)	140,975	1,409,750
Senior Housing Properties Trust	454,373	9,446,415
Simon Property Group, Inc.	451,797	35,371,187

The accompanying notes are an integral part of the financial statements.	164

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Real Estate Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
SL Green Realty Corp. (L)	90,100	$4,600,506
Sovran Self Storage, Inc. (L)	81,532	2,587,010
Sunstone Hotel Investors, Inc. (I)	453,415	4,053,530
Tanger Factory Outlet Centers, Inc. (L)	72,700	3,029,409
Taubman Centers, Inc. (L)	234,978	9,100,698
Vornado Realty Trust (L)	110,870	7,286,376
Washington Real Estate Investment Trust	234,628	6,536,736

		285,558,152

		285,558,152

TOTAL COMMON STOCKS (Cost $252,661,194)		$285,558,152

SHORT-TERM INVESTMENTS - 32.67%
Repurchase Agreement - 0.97%
Repurchase Agreement with State Street Corp.
dated 2/26/2010 at 0.10% to be repurchased
at $2,814,002 on 3/1/2010, collateralized by
$2,875,000 Federal Home Loan Mortgage
Corp., Zero Coupon due 3/29/2010 (valued
at $2,873,563, including interest)	$2,814,000	2,814,000
Securities Lending Collateral - 31.70%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)*	9,143,830	91,530,654

TOTAL SHORT-TERM INVESTMENTS (Cost $94,338,128)		$94,344,654

Total Investments (Real Estate Securities Fund)
(Cost $346,999,322) - 131.57%		$379,902,806
Other assets and liabilities, net - (31.57%)		(91,162,570)

TOTAL NET ASSETS - 100.00%		$288,740,236

Real Return Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 85.11%
Treasury Inflation Protected Securities (D) - 57.45%
0.625%, 04/15/2013	$28,609,000	$29,333,151
0.875%, 04/15/2010	11,399,700	11,452,241
1.375%, 01/15/2020	16,378,468	16,253,074
1.625%, 01/15/2015 to 01/15/2018	17,160,255	17,947,792
1.750%, 01/15/2028	12,885,875	12,243,591
1.875%, 07/15/2015	47,964,528	51,052,244
2.000%, 07/15/2014 to 01/15/2026 (F)	174,650,674	182,662,595
2.125%, 02/15/2040	6,994,140	6,981,572
2.375%,
01/15/2017 to 01/15/2027 (F),(C)	155,391,361	164,336,826
2.500%, 07/15/2016 to 01/15/2029	72,512,438	78,202,905
3.375%, 01/15/2012 to 04/15/2032	11,071,307	13,277,733
3.625%, 04/15/2028	26,571,475	32,529,305
3.875%, 04/15/2029 (C)	95,512,237	121,569,115

		737,842,144
U.S. Treasury Bond - 1.23%
1.250%, 04/15/2014	15,102,808	15,730,511
U.S. Treasury Notes - 23.78%
1.375%, 07/15/2018	25,337,950	25,549,750
1.875%, 07/15/2013	83,250,180	88,550,885
2.125%, 01/15/2019	33,194,040	35,312,749
2.375%, 04/15/2011	59,842,750	61,969,980
2.625%, 07/15/2017	51,683,696	57,235,662

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
3.000%, 07/15/2012		$33,991,979	$36,785,712

			305,404,738
Federal Home Loan Mortgage Corp. - 0.12%
5.500%, 11/15/2018		1,424,429	1,493,357
Federal National Mortgage Association - 2.53%
0.429%, 10/27/2037 (P)		5,000,000	4,981,250
0.579%, 07/25/2037 (P)		14,003,850	13,563,409
0.669%, 05/25/2036 (P)		11,415,591	11,130,265
0.674%, 02/25/2037 (P)		2,871,531	2,753,444
1.681%, 10/01/2044 (P)		85,818	84,980

			32,513,348

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $1,057,667,924)			$1,092,984,098

FOREIGN GOVERNMENT
OBLIGATIONS - 2.13%
Australia - 0.03%
Republic of Australia
3.000%, 09/20/2025	AUD	400,000	373,379
Canada - 0.62%
Government of Canada
2.000%, 12/01/2041	CAD	2,167,893	2,288,835
3.000%, 12/01/2036		3,678,807	4,582,146
4.000%, 12/01/2031		376,923	521,144
4.250%, 12/01/2021		414,606	517,631

			7,909,756
Germany - 1.48%
Federal Republic of Germany
1.500%, 04/15/2016	EUR	968,823	1,362,600
1.750%, 04/15/2020		8,827,890	12,353,586
3.750%, 01/04/2015		1,300,000	1,902,003
4.250%, 07/04/2018		2,300,000	3,434,296

			19,052,485

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $27,988,930)			$27,335,620

CORPORATE BONDS - 11.34%
Banks - 3.31%
American Express Bank FSB
0.359%, 05/29/2012 (P)		5,900,000	5,793,151
0.378%, 06/12/2012 (P)		700,000	687,438
American Express Centurion Bank
0.378%, 06/12/2012 (P)		5,100,000	5,008,475
ANZ National International, Ltd.
6.200%, 07/19/2013 (S)		1,900,000	2,092,497
Bank of Nova Scotia
3.400%, 01/22/2015		2,600,000	2,653,654
Barclays Bank PLC
6.050%, 12/04/2017 (S)		5,200,000	5,334,644
7.434%, 09/29/2049 (P)(S)		600,000	555,000
ING Bank NV
0.881%, 01/13/2012 (P)(S)		10,800,000	10,776,121
National Australia Bank, Ltd.
5.350%, 06/12/2013 (S)		1,700,000	1,845,177
Royal Bank of Scotland Group PLC
7.092%, 10/29/2049		400,000	324,073
Swedbank AB
2.800%, 02/10/2012 (S)		7,200,000	7,420,342

			42,490,572

The accompanying notes are an integral part of the financial statements.	165

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Chemicals - 0.08%
RPM International, Inc.
6.500%, 02/15/2018	$1,000,000	$1,055,496
Diversified Financial Services - 4.72%
Citigroup Funding, Inc.
1.299%, 05/07/2010 (P)	600,000	601,022
Countrywide Financial Corp.
5.800%, 06/07/2012	3,400,000	3,620,786
DaimlerChrysler Financial Company
5.000%, 08/03/2012	2,806,408	2,770,626
FCE Bank PLC
7.125%, 01/16/2012	200,000	269,934
Ford Motor Credit Company LLC
7.250%, 10/25/2011	6,350,000	6,437,224
7.800%, 06/01/2012	450,000	454,756
9.750%, 09/15/2010	4,200,000	4,305,034
GATX Financial Corp.
5.800%, 03/01/2016	1,000,000	1,009,352
Green Valley, Ltd.
4.292%, 01/10/2011 (P)(S)	400,000	545,088
HBOS PLC
6.750%, 05/21/2018 (S)	1,000,000	922,610
International Lease Finance Corp.
6.625%, 11/15/2013	600,000	528,677
LeasePlan Corp.
3.000%, 05/07/2012 (S)	1,800,000	1,856,988
Lehman Brothers Holdings, Inc.
0.00%, 04/05/2011 (H)	36,000	9,805
5.125%, 06/27/2014 (H)	850,000	234,374
6.200%, 09/26/2014 (H)	300,000	67,500
6.875%, 05/02/2018 (H)	1,200,000	276,000
7.000%, 09/27/2027 (H)	300,000	67,500
Longpoint Re, Ltd.
5.504%, 05/08/2010 (P)(S)	800,000	801,040
Merna Reinsurance, Ltd.
0.901%, 07/07/2010 (P)(S)	3,500,000	3,451,350
Morgan Stanley
0.501%, 01/18/2011 (P)	2,000,000	1,998,884
0.701%, 10/18/2016 (P)	400,000	364,402
2.350%, 05/14/2010 (P)	11,500,000	11,547,070
Mystic Re, Ltd.
10.252%, 06/07/2011 (P)(S)	1,500,000	1,535,250
Pearson Dollar Finance PLC
5.700%, 06/01/2014 (S)	2,500,000	2,715,755
Santander Perpetual SA
6.671%, 10/29/2049 (P)(S)	2,500,000	2,512,500
TransCapitalInvest, Ltd.
7.700%, 08/07/2013 (S)	1,300,000	1,408,055
UBS AG
1.352%, 02/23/2012 (P)	9,800,000	9,801,441
Vita Capital III, Ltd., Series B-II
1.371%, 01/01/2012 (P)(S)	500,000	480,450

		60,593,473
Healthcare Services - 0.02%
UnitedHealth Group, Inc.
4.875%, 02/15/2013	200,000	213,287
Insurance - 2.08%
American International Group, Inc., MTN
5.850%, 01/16/2018	2,800,000	2,260,896
American International Group,
Inc., Series 1
0.361%, 10/18/2011 (P)	1,200,000	1,100,710

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Insurance (continued)
American International Group,
Inc., Series WI
8.175%, 05/15/2058 (P)	$1,500,000	$1,012,500
Foundation Re II, Ltd.
7.000%, 11/26/2010 (P)(S)	600,000	596,619
Metropolitan Life Global Funding I
0.651%, 07/13/2011 (P)(S)	400,000	399,837
2.157%, 06/10/2011 (P)(S)	8,200,000	8,344,976
5.125%, 04/10/2013 (S)	800,000	864,075
New York Life Global Funding
4.650%, 05/09/2013 (S)	1,800,000	1,924,025
Pacific Life Global Funding
5.150%, 04/15/2013 (S)	600,000	636,028
Pricoa Global Funding I
0.381%, 06/26/2012 (P)(S)	7,600,000	7,389,944
Residential Reinsurance 2007, Ltd.
7.502%, 06/07/2010 (P)(S)	2,200,000	2,217,160

		26,746,770
Oil & Gas - 0.06%
Gaz Capital SA
7.343%, 04/11/2013 (S)	300,000	321,000
8.146%, 04/11/2018 (S)	400,000	432,800

		753,800
Pharmaceuticals - 0.12%
Cardinal Health, Inc.
6.000%, 06/15/2017	1,500,000	1,586,465
Pipelines - 0.80%
NGPL PipeCo LLC
6.514%, 12/15/2012 (S)	9,300,000	10,250,758
Retail - 0.15%
Federated Retail Holdings, Inc.
5.900%, 12/01/2016	1,000,000	970,000
Macy’s Retail Holdings, Inc.
7.450%, 07/15/2017	1,000,000	1,022,500

		1,992,500

TOTAL CORPORATE BONDS (Cost $145,208,327)		$145,683,121

MUNICIPAL BONDS - 0.16%
New Jersey - 0.05%
Tobacco Settlement Financing Corp. of
New Jersey
5.000%, 06/01/2041	900,000	610,182
Ohio - 0.05%
Buckeye Tobacco Settlement
Financing Authority
6.000%, 06/01/2042	800,000	628,600
West Virginia - 0.06%
Tobacco Settlement Finance Authority of
West Virginia
7.467%, 06/01/2047	960,000	789,523

TOTAL MUNICIPAL BONDS (Cost $2,479,982)		$2,028,305

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.06%
Banc of America Commercial Mortgage,
Inc., Series 2006-5, Class A4
5.414%, 09/10/2047	500,000	492,203
Banc of America Funding Corp.,
Series 2006-A, Class 1A1
4.485%, 02/20/2036 (P)	5,772,015	5,161,092

The accompanying notes are an integral part of the financial statements.	166

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
BCAP LLC Trust,
Series 2006-AA2, Class A1
0.399%, 01/25/2037 (P)	$770,662	$391,109
Bear Stearns Adjustable Rate
Mortgage Trust
Series 2005-5, Class A1,
2.530%, 08/25/2035 (P)	384,774	371,405
Series 2005-5, Class A2,
2.560%, 08/25/2035 (P)	672,313	648,378
Series 2005-2, Class A1,
2.760%, 03/25/2035 (P)	1,266,583	1,185,311
Series 2005-2, Class A2,
2.934%, 03/25/2035 (P)	399,820	378,524
Series 2003-3, Class 3A2,
3.799%, 05/25/2033 (P)	161,242	155,815
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A4
5.700%, 12/10/2049 (P)	183,000	174,184
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1,
2.510%, 08/25/2035 (P)	471,014	449,497
Series 2005-11, Class 1A1,
2.990%, 12/25/2035 (P)	83,743	76,539
Series 2005-6, Class A3,
4.098%, 08/25/2035 (P)	125,533	110,864
Series 2005-6, Class A2,
4.248%, 08/25/2035 (P)	518,549	456,715
Citigroup/Deutsche Bank Commercial
Mortgage Trust,
Series 2007-CD5, Class A4
5.886%, 11/15/2044 (P)	500,000	479,575
Countrywide Home Loan Mortgage Pass
Through Trust,
Series 2004-HYB5 ,Class 2A1
3.562%, 04/20/2035 (P)	3,352,524	3,131,912
Credit Suisse Mortgage Capital
Certificates, Series 2007-C3, Class A4
5.723%, 06/15/2039 (P)	750,000	631,429
CS First Boston Mortgageb Securities
Corp., Series 2004-AR3, Class 2A
3.337%, 04/25/2034 (P)	8,784,961	8,488,612
Harborview Mortgage Loan Trust,
Series 2004-1, Class 2A
3.174%, 04/19/2034 (P)	9,950,733	8,565,301
JPMorgan Chase Commercial Mortgage
Securities Corp.,
Series 2006-CB17, Class A4
5.429%, 12/12/2043	620,000	620,227
JPMorgan Chase Commercial Mortgage
Securities Corp.,
Series 2006-LDP9, Class A3
5.336%, 05/15/2047	800,000	742,236
LB-UBS Commercial Mortgage Trust,
Series 2007-C7, Class A3
5.866%, 09/15/2045 (P)	200,000	190,411
MASTR Alternative Loans Trust,
Series 2006-2, Class 2A1
0.629%, 03/25/2036 (P)	968,093	372,188
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-A10, Class A
0.439%, 02/25/2036 (P)	9,451,804	6,511,065
Merrill Lynch/Countrywide Commercial
Mortgage Trust,
Series 2007-9, Class A4
5.700%, 09/12/2049	400,000	367,967

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Morgan Stanley Capital I,
Series 2007-IQ15, Class A4
5.880%, 06/11/2049 (P)	$1,160,000	$1,079,516
New York Mortgage Trust, Inc.,
Series 2006-1, Class 2A3
5.582%, 05/25/2036 (P)	1,700,000	1,250,432
Residential Accredit Loans, Inc.,
Series 2006-QO6, Class A1
0.409%, 06/25/2046 (P)	1,476,741	549,643
Structured Asset Mortgage Investments,
Inc., Series 2005-AR5,
Class A3 ,Class A3
0.479%, 07/19/2035 (P)	6,850,259	6,342,956
Wachovia Bank Commercial
Mortgage Trust
Series 2006-C23, Class A4,
5.418%, 01/15/2045 (P)	870,000	862,131
Series 2006-C28, Class A4,
5.572%, 10/15/2048	500,000	473,300
WaMu Mortgage Pass Through
Certificates,
Series 2007-HY3, Class 4A1
5.313%, 03/25/2037 (P)	1,323,584	1,094,950
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-5, Class 3A6
6.268%, 07/25/2036 (P)	878,051	411,540

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $52,606,323)		$52,217,027

ASSET BACKED SECURITIES - 1.77%
AMMC CDO, Series 2005-5A, Class A1A
0.488%, 08/08/2017 (P)(S)	2,100,000	1,859,406
ARES CLO Funds,
Series 2006-6RA, Class A1B
0.482%, 03/12/2018 (P)(S)	1,484,006	1,413,506
Argent Securities, Inc.,
Series 2005-W2, Class A2B1
0.429%, 10/25/2035 (P)	375,285	337,826
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-OPX1, Class A5A
5.764%, 01/25/2037 (P)	900,000	476,523
First Franklin Mortgage Loan Asset
Backed Certificates,
Series 2006-FF15, Class A3
0.279%, 11/25/2036 (P)	1,163,276	1,137,102
Ford Credit Auto Owner Trust,
Series 2008-C, Class A2B
1.132%, 01/15/2011 (P)	109,357	109,391
Race Point CLO, Series 2A, Class A1
0.800%, 05/15/2015 (P)(S)	778,232	737,078
SLM Student Loan Trust,
Series 2008-9, Class A
1.749%, 04/25/2023 (P)	15,684,627	16,228,509
Wells Fargo Home Equity Trust,
Series 2005-4, Class AI2
0.479%, 12/25/2035 (P)(S)	398,288	394,302

TOTAL ASSET BACKED SECURITIES (Cost $22,440,520)		$22,693,643

PREFERRED STOCKS - 0.11%
Banks - 0.11%
Wells Fargo & Company,
Series K 7.980%	900,000	904,500

The accompanying notes are an integral part of the financial statements.	167

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)
Banks (continued)
Wells Fargo & Company, Series L 7.500%	500	$476,500

		1,381,000

TOTAL PREFERRED STOCKS (Cost $1,400,000)		$1,381,000

SHORT-TERM INVESTMENTS - 0.30%
Repurchase Agreement - 0.26%
Barclays Tri-Party Repurchase Agreement
dated 02/26/2010 at 0.10% to be
repurchased at $500,004 on 03/01/2010,
collateralized by $469,000 U.S. Treasury
Bonds, 5.00% due 05/15/2037 (valued at
$513,779, including interest)	$500,000	500,000
Repurchase Agreement with State Street
Corp. dated 02/26/2010 at 0.01% to be
repurchased at $2,808,002 on
03/01/2010, collateralized by Federal
Home Loan Bank, 0.93% due
03/30/2010 (valued at $2,868,400,
including interest)	2,808,000	2,808,000

		3,308,000
Short-Term Securities* - 0.04%
U.S. Treasury Bills
0.074%, 03/18/2010	180,000	179,997
0.590%, 03/11/2010	360,000	359,997

		539,994

TOTAL SHORT-TERM INVESTMENTS (Cost $3,847,994)		$3,847,994

Total Investments (Real Return Bond Fund)
(Cost $1,313,640,000) - 104.98%		$1,348,170,808
Other assets and liabilities, net - (4.98%)		(63,922,764)

TOTAL NET ASSETS - 100.00%		$1,284,248,044

Short Term Government Income Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 95.04%
Federal Agricultural Mortgage Corp. - 8.26%
3.875%, 08/19/2011	$770,000	$805,207
4.875%, 01/14/2011 (S)	500,000	519,550
5.400%, 10/14/2011	255,000	273,417
5.500%, 07/15/2011 (S)	1,035,000	1,092,172

		2,690,346
Federal Farm Credit Bank - 12.12%
1.875%, 12/07/2012	1,550,000	1,570,443
2.625%, 04/17/2014	480,000	487,530
3.000%, 12/22/2014	360,000	362,402
3.875%, 10/07/2013	1,430,000	1,529,977

		3,950,352
Federal Home Loan Bank - 10.96%
0.750%, 10/05/2011	565,000	566,491
1.875%, 06/20/2012	175,000	177,941
2.000%, 07/27/2012 to 10/05/2012	1,450,000	1,458,801
3.250%, 09/12/2014	635,000	654,010
3.625%, 10/18/2013	675,000	716,128

		3,573,371

Short Term Government Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. - 9.52%
2.000%, 11/05/2012	$420,000	$423,394
2.875%, 02/09/2015	795,000	807,623
4.000%, 06/15/2039	452,174	465,759
4.500%, 07/01/2024 to 11/01/2024 (P)	1,349,866	1,407,446

		3,104,222
Federal National Mortgage Association - 17.22%
1.750%, 02/22/2013	770,000	774,830
2.050%, 01/28/2013	495,000	496,527
2.200%, 08/27/2012	1,370,000	1,380,582
3.000%, 10/29/2014	620,000	625,144
3.730%, 07/01/2039 (P)	536,854	555,411
4.241%, 09/01/2039 (P)	1,136,458	1,186,559
4.265%, 05/01/2034 (P)	394,189	414,684
4.898%, 12/01/2038 (P)	119,294	125,780
4.998%, 04/01/2048 (P)	49,858	52,569

		5,612,086
Government National Mortgage Association - 5.30%
3.500%, 10/20/2039 (P)	292,333	298,913
4.000%, 08/20/2039 (P)	1,375,750	1,429,128

		1,728,041
Tennesee Valley Authority - 6.73%
4.750%, 08/01/2013	525,000	574,532
6.000%, 03/15/2013	732,000	826,733
7.140%, 05/23/2012	700,000	790,627

		2,191,892
Treasury Inflation Protected Securities (D) - 1.59%
3.375%, 01/15/2012	480,478	516,739
U.S. Treasury Notes - 23.34%
0.875%, 05/31/2011	855,000	860,009
1.000%, 10/31/2011	1,715,000	1,725,719
1.125%, 01/15/2012	1,235,000	1,243,587
1.375%, 04/15/2012	2,140,000	2,163,238
1.500%, 12/31/2013	690,000	683,693
1.750%, 03/31/2014	190,000	189,050
2.375%, 08/31/2014 to 02/28/2015	735,000	742,163

		7,607,459

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $30,684,178)		$30,974,508

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.83%
Federal Home Loan Mortgage Corp.,
Series 3591, Class TA
4.000%, 06/15/2039	182,351	187,628
Government National Mortgage Association,
Series 2009-42, Class DA
5.000%, 07/20/2031	694,846	735,309

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $912,002)		$922,937

The accompanying notes are an integral part of the financial statements.	168

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Short Term Government Income Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 0.92%
SHORT-TERM SECURITIES* - 0.92%
Federal Home Loan Bank Discount Notes,
0.010%, 03/01/2010	$300,000	$300,000

TOTAL SHORT-TERM INVESTMENTS (Cost $300,000)		$300,000

Total Investments (Short Term Government Income Fund)
(Cost $31,896,180) - 98.79%		$32,197,445
Other assets and liabilities, net - 1.21%		394,014

TOTAL NET ASSETS - 100.00%		$32,591,459

Small Cap Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.60%
Consumer Discretionary - 20.22%
Auto Components - 0.60%
Gentex Corp.	38,300	$743,404
Hotels, Restaurants & Leisure - 3.19%
Life Time Fitness, Inc. (I)	19,095	484,249
Penn National Gaming, Inc. (I)	23,700	548,418
Texas Roadhouse, Inc., Class A (I)	14,800	198,764
The Cheesecake Factory, Inc. (I)	45,177	1,068,436
Wyndham Worldwide Corp.	72,330	1,662,867

		3,962,734
Household Durables - 3.46%
Jarden Corp.	60,730	1,946,998
Tempur-Pedic International, Inc. (I)	42,990	1,220,916
Tupperware Brands Corp.	24,140	1,128,062

		4,295,976
Internet & Catalog Retail - 0.62%
NutriSystem, Inc.	39,398	762,351
Leisure Equipment & Products - 1.64%
Pool Corp.	46,100	921,078
RC2 Corp. (I)	79,170	1,117,089

		2,038,167
Media - 2.77%
Dreamworks Animation SKG, Inc. (I)	36,710	1,595,417
Focus Media Holding, Ltd., ADR (I)	119,810	1,848,668

		3,444,085
Specialty Retail - 3.20%
Advance Auto Parts, Inc.	36,150	1,474,920
Citi Trends, Inc. (I)	22,911	681,373
Dick’s Sporting Goods, Inc. (I)	43,270	1,052,759
Williams-Sonoma, Inc.	35,400	759,684

		3,968,736
Textiles, Apparel & Luxury Goods - 4.74%
Carter’s, Inc. (I)	60,450	1,732,497
Hanesbrands, Inc. (I)	103,600	2,686,348
The Warnaco Group, Inc. (I)	35,180	1,468,413

		5,887,258

		25,102,711
Consumer Staples - 2.99%
Beverages - 0.69%
Central European Distribution Corp. (I)	25,470	849,425

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products - 1.54%
Green Mountain Coffee Roasters, Inc. (I)	22,710	$1,916,497
Personal Products - 0.76%
Herbalife, Ltd.	23,630	946,382

		3,712,304
Energy - 3.33%
Energy Equipment & Services - 0.87%
Dresser-Rand Group, Inc. (I)	35,200	1,088,032
Oil, Gas & Consumable Fuels - 2.46%
Massey Energy Company	19,070	821,345
Overseas Shipholding Group, Inc.	27,120	1,206,569
St. Mary Land & Exploration Company	31,420	1,023,664

		3,051,578

		4,139,610
Financials - 3.07%
Diversified Financial Services - 1.42%
Stifel Financial Corp. (I)	21,400	1,170,580
Waddell & Reed Financial, Inc.	18,000	591,840

		1,762,420
Insurance - 1.65%
Allied World Assurance
Company Holdings, Ltd.	5,450	251,245
Assured Guaranty, Ltd.	45,520	960,472
eHealth, Inc. (I)	50,600	845,020

		2,056,737

		3,819,157
Health Care - 24.00%
Biotechnology - 7.29%
Affymax, Inc. (I)	29,800	557,260
Alkermes, Inc. (I)	66,930	767,018
AMAG Pharmaceuticals, Inc. (I)	11,830	451,788
Amylin Pharmaceuticals, Inc. (I)	46,320	875,448
Cubist Pharmaceuticals, Inc. (I)	34,670	729,457
Incyte Corp. (I)	79,200	844,272
Ironwood Pharmaceuticals, Inc. (I)	16,900	219,700
Onyx Pharmaceuticals, Inc. (I)	22,230	617,105
OSI Pharmaceuticals, Inc. (I)	26,550	982,881
Regeneron Pharmaceuticals, Inc. (I)	41,800	1,022,428
Rigel Pharmaceuticals, Inc. (I)	65,700	496,035
Seattle Genetics, Inc. (I)	62,220	634,644
United Therapeutics Corp. (I)	14,920	856,557

		9,054,593
Health Care Equipment & Supplies - 4.68%
American Medical Systems Holdings, Inc. (I)	61,700	1,118,004
Cyberonics, Inc. (I)	44,940	802,179
Inverness Medical Innovations, Inc. (I)	16,160	630,563
Masimo Corp.	17,200	476,268
Volcano Corp. (I)	93,100	1,916,929
Wright Medical Group, Inc. (I)	51,600	869,460

		5,813,403
Health Care Providers & Services - 6.55%
Almost Family, Inc. (I)	19,060	687,304
Coventry Health Care, Inc. (I)	52,300	1,212,314
Health Net, Inc. (I)	83,050	1,917,625
Healthsouth Corp. (I)	53,910	932,643
Lincare Holdings, Inc. (I)	27,000	1,084,320
Owens & Minor, Inc.	31,780	1,418,977
Team Health Holdings, Inc. (I)	61,200	887,400

		8,140,583

The accompanying notes are an integral part of the financial statements.	169

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Technology - 1.62%
SXC Health Solutions Corp. (I)	40,403	$2,008,433
Life Sciences Tools & Services - 1.86%
ICON PLC, SADR (I)	37,060	872,763
Parexel International Corp. (I)	71,278	1,436,252

		2,309,015
Pharmaceuticals - 2.00%
Auxilium Pharmaceuticals, Inc. (I)	40,320	1,217,664
King Pharmaceuticals, Inc. (I)	48,600	546,750
Salix Pharmaceuticals, Ltd. (I)	25,040	715,142

		2,479,556

		29,805,583
Industrials - 16.75%
Aerospace & Defense - 2.45%
AAR Corp. (I)	8,014	181,758
Argon ST, Inc. (I)	21,970	540,462
BE Aerospace, Inc. (I)	89,370	2,314,683

		3,036,903
Air Freight & Logistics - 0.15%
Hub Group, Inc., Class A (I)	6,800	183,396
Airlines - 3.00%
Continental Airlines, Inc.	102,140	2,110,212
Copa Holdings SA, Class A	16,730	909,945
Tam SA, SADR (I)	25,323	466,196
US Airways Group, Inc. (I)	32,100	235,293

		3,721,646
Building Products - 1.79%
Lennox International, Inc.	22,310	941,482
Trex Company, Inc. (I)	63,826	1,275,882

		2,217,364
Commercial Services & Supplies - 3.65%
Corrections Corp. of America (I)	89,918	1,924,245
Knoll, Inc.	77,950	936,959
SYKES Enterprises, Inc. (I)	70,364	1,675,367

		4,536,571
Electrical Equipment - 1.68%
Regal-Beloit Corp.	36,940	2,084,155
Professional Services - 0.73%
The Advisory Board Company (I)	28,700	911,512
Road & Rail - 1.58%
J.B. Hunt Transport Services, Inc.	55,360	1,964,173
Trading Companies & Distributors - 1.72%
Beacon Roofing Supply, Inc. (I)	89,590	1,558,866
Rush Enterprises, Inc., Class A (I)	53,100	580,383

		2,139,249

		20,794,969
Information Technology - 23.45%
Communications Equipment - 1.66%
Polycom, Inc. (I)	21,400	558,754
Riverbed Technology, Inc. (I)	55,050	1,500,113

		2,058,867
Computers & Peripherals - 2.81%
Netezza Corp. (I)	39,964	365,271
QLogic Corp. (I)	78,760	1,433,432
Seagate Technology (I)	84,800	1,688,368

		3,487,071

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 4.00%
Celestica, Inc. (I)	77,320	$791,757
Jabil Circuit, Inc.	95,330	1,446,156
Plexus Corp. (I)	17,510	603,920
Sanmina-SCI Corp.	128,400	2,123,736

		4,965,569
Internet Software & Services - 4.31%
Equinix, Inc. (I)	23,340	2,204,930
Rackspace Hosting, Inc. (I)	52,390	1,038,894
VistaPrint NV (I)	30,290	1,748,339
Vocus, Inc. (I)	25,400	361,442

		5,353,605
IT Services - 0.44%
NeuStar, Inc., Class A (I)	23,640	547,975
Semiconductors & Semiconductor Equipment - 5.96%
Applied Micro Circuits Corp. (I)	61,000	545,340
Atheros Communications, Inc. (I)	45,230	1,623,305
Cypress Semiconductor Corp. (I)	90,380	1,070,099
ON Semiconductor Corp. (I)	130,230	1,036,631
RF Micro Devices, Inc. (I)	150,000	631,500
Skyworks Solutions, Inc. (I)	113,020	1,725,815
TriQuint Semiconductor, Inc. (I)	106,850	768,252

		7,400,942
Software - 4.27%
Concur Technologies, Inc. (I)	24,600	967,764
Informatica Corp. (I)	71,410	1,822,383
Red Hat, Inc. (I)	38,030	1,066,742
Rovi Corp. (I)	20,900	700,150
TiVo, Inc. (I)	65,600	621,888
Websense, Inc. (I)	5,600	120,176

		5,299,103

		29,113,132
Materials - 1.22%
Containers & Packaging - 1.22%
Silgan Holdings, Inc.	26,450	1,510,560
Telecommunication Services - 1.57%
Wireless Telecommunication Services - 1.57%
SBA Communications Corp. (I)	55,050	1,946,568

TOTAL COMMON STOCKS (Cost $95,845,574)		$119,944,594

SHORT-TERM INVESTMENTS - 2.50%
Repurchase Agreement - 2.50%
Bank of New York Tri-Party Repurchase
Agreement date 02/26/2010 at 0.12% to be
repurchased at $3,100,031 on 03/01/2010,
collateralized by $4,405,417 Federal Home
Loan Mortgage Corp., 7.00% due
10/01/2037 (valued at $3,162,000,
including interest)	$3,100,000	3,100,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,100,000)		$3,100,000

Total Investments (Small Cap Growth Fund)
(Cost $98,945,574) - 99.10%		$123,044,594
Other assets and liabilities, net - 0.90%		1,113,881

TOTAL NET ASSETS - 100.00%		$124,158,475

The accompanying notes are an integral part of the financial statements.	170

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.98%
Consumer Discretionary - 13.98%
Auto Components - 0.84%
American Axle & Manufacturing
Holdings, Inc. (I)	6,972	$68,395
Amerigon, Inc. (I)	2,884	28,206
ArvinMeritor, Inc. (I)(L)	9,163	106,841
Cooper Tire & Rubber Company	7,249	127,147
Dana Holding Corp. (I)	17,135	194,825
Dorman Products, Inc. (I)	1,387	25,035
Drew Industries, Inc. (I)	2,307	53,453
Exide Technologies (I)	6,297	36,208
Fuel Systems Solutions, Inc. (I)(L)	1,696	47,301
Modine Manufacturing Company (I)	5,816	54,670
Raser Technologies, Inc. (I)(L)	8,777	9,304
Spartan Motors, Inc.	4,190	23,506
Standard Motor Products, Inc.	2,050	16,626
Stoneridge, Inc. (I)	2,011	16,772
Superior Industries International, Inc.	2,905	41,977
Tenneco, Inc. (I)	7,095	143,035
Wonder Auto Technology, Inc. (I)	1,862	18,452

		1,011,753
Automobiles - 0.04%
Winnebago Industries, Inc. (I)(L)	3,654	42,679
Distributors - 0.03%
Core-Mark Holding Company, Inc. (I)	1,248	39,986
Diversified Consumer Services - 1.18%
American Public Education, Inc. (I)(L)	2,237	96,773
Audiovox Corp., Class A (I)	2,344	16,924
Bridgepoint Education, Inc. (I)	1,734	29,270
Capella Education Company (I)(L)	1,751	145,456
ChinaCast Education Corp. (I)	3,817	27,482
Coinstar, Inc. (I)(L)	3,696	109,697
Corinthian Colleges, Inc. (I)(L)	9,791	158,810
Grand Canyon Education, Inc. (I)(L)	1,946	42,326
Jackson Hewitt Tax Service, Inc. (I)(L)	3,997	9,753
K12, Inc. (I)(L)	2,943	59,243
Learning Tree International, Inc. (I)	1,214	15,296
Lincoln Educational Services Corp. (I)	1,197	26,693
Mac-Gray Corp.	1,414	14,168
Matthews International Corp., Class A	3,687	123,588
Pre-Paid Legal Services, Inc. (I)(L)	934	38,892
Regis Corp.	7,008	115,842
Sotheby’s (L)	8,251	200,499
Steiner Leisure, Ltd. (I)	1,773	76,186
Stewart Enterprises, Inc., Class A	10,235	50,152
Universal Technical Institute, Inc. (I)(L)	2,458	62,089

		1,419,139
Hotels, Restaurants & Leisure - 2.49%
AFC Enterprises, Inc. (I)	3,572	28,933
Ambassadors Group, Inc.	2,436	27,502
Ameristar Casinos, Inc.	3,272	49,374
Bally Technologies, Inc. (I)	6,662	275,873
BJ’s Restaurants, Inc. (I)	2,441	52,237
Bob Evans Farms, Inc.	3,768	107,426
Buffalo Wild Wings, Inc. (I)(L)	2,215	97,349
California Pizza Kitchen, Inc. (I)	2,508	38,974
Carrols Restaurant Group, Inc. (I)	1,793	11,386
CEC Entertainment, Inc. (I)	2,859	100,208
Churchill Downs, Inc.	1,187	42,233
CKE Restaurants, Inc.	6,254	71,108
Cracker Barrel Old Country Store, Inc.	2,792	121,955
Denny’s Corp. (I)	13,216	36,344
DineEquity, Inc. (I)(L)	2,243	65,810

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Domino’s Pizza, Inc. (I)	4,788	$59,802
Gaylord Entertainment Company (I)	4,963	111,717
Great Wolf Resorts, Inc. (I)	4,342	10,768
Interval Leisure Group, Inc. (I)	4,915	70,579
Isle of Capri Casinos, Inc. (I)	2,169	16,224
Jack in the Box, Inc. (I)	7,002	147,882
Krispy Kreme Doughnuts, Inc. (I)	7,720	27,097
Landry’s Restaurants, Inc. (I)	981	20,003
Life Time Fitness, Inc. (I)(L)	4,972	126,090
Marcus Corp.	2,657	32,442
McCormick & Schmick’s Seafood
Restaurants, Inc. (I)	2,315	18,404
Monarch Casino & Resort, Inc. (I)	1,562	12,074
Morgans Hotel Group Company (I)	3,381	14,335
Multimedia Games, Inc. (I)	3,646	16,662
O’Charley’s, Inc. (I)	2,429	19,651
Orient Express Hotels, Ltd., Class A (I)(L)	9,604	109,774
P.F. Chang’s China Bistro, Inc. (I)(L)	2,931	124,392
Papa John’s International, Inc. (I)	2,702	65,956
Peets Coffee & Tea, Inc. (I)(L)	1,442	52,431
Pinnacle Entertainment, Inc. (I)	7,633	55,187
Red Lion Hotels Corp. (I)	2,168	13,702
Red Robin Gourmet Burgers, Inc. (I)	2,064	40,929
Ruby Tuesday, Inc. (I)	8,133	65,796
Ruth’s Hospitality Group, Inc. (I)	4,494	16,268
Shuffle Master, Inc. (I)	6,714	55,189
Sonic Corp. (I)	7,684	65,237
Speedway Motorsports, Inc.	1,646	28,772
Steak N Shake Company (I)(L)	159	54,391
Texas Roadhouse, Inc., Class A (I)	6,220	83,535
The Cheesecake Factory, Inc. (I)	7,378	174,490
Universal Travel Group. (I)	1,286	12,719
Vail Resorts, Inc. (I)(L)	3,596	129,492
Youbet.com, Inc. (I)	4,286	11,572

		2,990,274
Household Durables - 1.33%
American Greetings Corp., Class A	4,839	92,280
Beazer Homes USA, Inc. (I)(L)	8,062	33,538
Blyth, Inc.	773	22,293
Cavco Industries, Inc. (I)	857	30,012
CSS Industries, Inc.	1,059	17,876
Ethan Allen Interiors, Inc. (L)	3,118	49,763
Furniture Brands International, Inc. (I)	5,340	29,263
Helen of Troy, Ltd. (I)	3,664	88,559
Hooker Furniture Corp.	1,535	20,062
Hovnanian Enterprises, Inc., Class A (I)(L)	6,795	26,433
iRobot Corp. (I)(L)	2,415	39,099
La-Z-Boy, Inc. (I)	6,343	79,985
M/I Homes, Inc. (I)	2,512	32,279
Meritage Homes Corp. (I)	3,947	84,426
National Presto Industries, Inc.	570	71,911
Ryland Group, Inc. (L)	5,375	121,959
Sealy Corp. (I)	5,778	19,992
Skyline Corp.	1,099	18,738
Standard Pacific Corp. (I)	12,926	54,548
Stanley Furniture Company, Inc. (I)	1,508	12,667
Tempur-Pedic International, Inc. (I)	9,150	259,860
Tupperware Brands Corp.	7,662	358,045
Universal Electronics, Inc. (I)	1,688	38,132

		1,601,720
Internet & Catalog Retail - 0.42%
Blue Nile, Inc. (I)(L)	1,551	79,473
drugstore.com, Inc. (I)	11,223	37,148

The accompanying notes are an integral part of the financial statements.	171

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail (continued)
Gaiam, Inc., Class A (I)	2,373	$16,564
HSN, Inc. (I)	4,892	105,961
NutriSystem, Inc. (L)	3,790	73,337
Orbitz Worldwide, Inc. (I)	4,602	27,382
Overstock.com, Inc. (I)(L)	2,062	25,383
PetMed Express, Inc. (L)	2,967	57,471
Shutterfly, Inc. (I)	2,630	50,470
Stamps.com, Inc. (I)	1,667	15,103
Vitacost.com Inc (I)	1,061	11,894

		500,186
Leisure Equipment & Products - 0.74%
Brunswick Corp.	10,884	125,601
Callaway Golf Company	8,129	64,463
Eastman Kodak Company (I)(L)	33,123	196,751
Jakks Pacific, Inc. (I)	3,555	43,904
Leapfrog Enterprises, Inc. (I)	4,821	26,274
Polaris Industries, Inc. (L)	3,752	171,616
Pool Corp. (L)	5,955	118,981
RC2 Corp. (I)	2,739	38,647
Smith & Wesson Holding Corp. (I)(L)	7,431	31,730
Sport Supply Group, Inc.	1,415	17,249
Steinway Musical Instruments, Inc. (I)	1,037	18,199
Sturm Ruger & Company, Inc. (L)	2,616	30,764

		884,179
Media - 1.08%
Arbitron, Inc. (L)	3,288	70,692
Ascent Media Corp., Class A (I)	1,741	45,266
Belo Corp., Class A	11,095	74,669
Carmike Cinemas, Inc. (I)	1,558	14,178
Cinemark Holdings, Inc.	3,888	62,636
CKX, Inc. (I)	7,216	30,091
Dolan Media Company (I)	3,749	39,065
EW Scripps Company (I)	3,612	27,523
Fisher Communications, Inc. (I)	852	12,107
Global Sources, Ltd. (I)	2,170	13,584
Harte-Hanks, Inc.	4,669	55,514
Journal Communications, Inc. (I)	5,366	20,069
Knology, Inc. (I)	3,761	43,063
LIN TV Corp. (I)	3,690	18,856
Live Nation Entertainment, Inc. (I)	17,304	224,779
LodgeNet Entertainment Corp. (I)	2,701	16,854
Martha Stewart Living Omnimedia,
Inc., Class A (I)(L)	3,629	19,415
Mediacom Communications Corp., Class A (I)	5,269	24,448
National CineMedia, Inc.	5,267	84,746
Outdoor Channel Holdings, Inc. (I)	1,999	11,414
Playboy Enterprises, Inc., Class B (I)	3,088	10,098
RCN Corp. (I)	4,680	51,386
Rentrak Corp. (I)	1,274	23,340
Scholastic Corp.	2,705	79,527
Sinclair Broadcast Group, Inc., Class A (I)	5,724	28,734
Valassis Communications, Inc. (I)	5,926	151,824
World Wrestling Entertainment,
Inc., Class A (L)	2,801	47,757

		1,301,635
Multiline Retail - 0.35%
99 Cents Only Stores (I)	5,781	95,387
Dillard’s, Inc., Class A (L)	6,279	105,927
Fred’s, Inc., Class A	5,080	52,578
Retail Ventures, Inc. (I)	3,143	28,098
Saks, Inc. (I)(L)	15,571	108,686

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multiline Retail (continued)
Tuesday Morning Corp. (I)	4,238	$24,199

		414,875
Specialty Retail - 3.29%
Americas Car Mart, Inc. (I)	1,286	34,002
AnnTaylor Stores Corp. (I)(L)	7,218	124,222
Asbury Automotive Group, Inc. (I)	4,068	47,311
Bebe Stores, Inc.	3,047	25,686
Big 5 Sporting Goods Corp.	2,713	41,455
Brown Shoe Company, Inc.	5,222	72,220
Build A Bear Workshop, Inc. (I)	2,518	15,234
Cabela’s, Inc. (I)(L)	4,952	76,558
Cato Corp., Class A	3,414	66,914
Charming Shoppes, Inc. (I)	14,271	84,912
Children’s Place Retail Stores, Inc. (I)(L)	2,715	103,740
Christopher & Banks Corp.	4,615	32,028
Citi Trends, Inc. (I)	1,821	54,157
Coldwater Creek, Inc. (I)	7,303	37,903
Collective Brands, Inc. (I)	7,867	177,794
Destination Maternity Corp. (I)	687	15,540
Dress Barn, Inc. (I)	6,906	171,683
DSW, Inc., Class A (I)(L)	1,534	41,311
Genesco, Inc. (I)	2,791	66,789
Group 1 Automotive, Inc. (I)	2,995	83,171
Gymboree Corp. (I)(L)	3,563	154,991
Haverty Furniture Companies, Inc.	2,352	31,235
hhgregg, Inc. (I)	1,601	33,413
Hibbett Sports, Inc. (I)(L)	3,545	81,570
Hot Topic, Inc. (I)	5,705	36,911
J. Crew Group, Inc. (I)(L)	6,158	259,129
Jo-Ann Stores, Inc. (I)	3,262	123,467
Jos. A. Bank Clothiers, Inc. (I)(L)	2,244	100,374
Kirklands, Inc. (I)	1,595	26,413
Lithia Motors, Inc., Class A (I)	2,601	16,594
Lumber Liquidators Holdings, Inc. (I)	1,775	39,370
Midas, Inc. (I)	2,083	18,893
Monro Muffler Brake, Inc.	2,042	71,184
New York & Company, Inc. (I)	3,284	12,184
OfficeMax, Inc. (I)	9,444	150,821
Pacific Sunwear of California, Inc. (I)	8,316	37,256
Pier 1 Imports, Inc. (I)	13,561	82,858
Rent-A-Center, Inc. (I)	8,098	180,100
Rex Stores Corp. (I)	1,150	20,838
Rue21, Inc. (I)	822	23,624
Sally Beauty Holdings, Inc. (I)(L)	11,682	95,676
Shoe Carnival, Inc. (I)	1,159	21,129
Sonic Automotive, Inc. (L)	3,905	40,222
Stage Stores, Inc.	4,704	62,563
Stein Mart, Inc. (I)	3,175	25,940
Systemax, Inc.	1,330	21,679
Talbots, Inc. (I)(L)	3,110	33,712
The Buckle, Inc. (L)	3,122	91,381
The Finish Line, Inc. (L)	5,235	63,291
The Men’s Wearhouse, Inc.	6,391	136,512
The Pep Boys - Manny, Moe & Jack	6,113	58,074
The Wet Seal, Inc., Class A (I)	12,346	49,507
Tractor Supply Company	4,367	238,962
Ulta Salon, Cosmetics & Fragrance, Inc. (I)	3,417	62,634
Vitamin Shoppe, Inc. (I)	1,144	22,731
West Marine, Inc. (I)	2,069	19,511
Zumiez, Inc. (I)(L)	2,561	36,725

		3,954,104
Textiles, Apparel & Luxury Goods - 2.19%
American Apparel, Inc. (I)(L)	4,316	12,128

The accompanying notes are an integral part of the financial statements.	172

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Carter’s, Inc. (I)	6,951	$199,216
Cherokee, Inc.	1,068	18,263
Columbia Sportswear Company (L)	1,335	61,196
Crocs, Inc. (I)	10,409	73,383
Deckers Outdoor Corp. (I)	1,609	193,402
FGX International Holdings, Ltd. (I)	1,870	36,895
Fossil, Inc. (I)	5,719	207,314
Fuqi International, Inc. (I)(L)	1,550	28,598
G-III Apparel Group, Ltd. (I)	1,637	34,328
Iconix Brand Group, Inc. (I)	8,801	114,677
Jones Apparel Group, Inc.	10,488	176,828
K-Swiss, Inc., Class A (I)	3,331	31,112
Liz Claiborne, Inc. (I)(L)	11,838	81,801
Lululemon Athletica, Inc. (I)(L)	4,986	142,849
Maidenform Brands, Inc. (I)	2,371	40,829
Movado Group, Inc. (L)	2,159	27,635
Oxford Industries, Inc.	1,598	31,097
Perry Ellis International, Inc. (I)	1,233	24,130
Quiksilver, Inc. (I)	16,434	42,235
Skechers U.S.A., Inc., Class A (I)	4,066	124,948
Steven Madden, Ltd. (I)	1,916	80,491
The Warnaco Group, Inc. (I)	5,574	232,659
Timberland Company, Class A (I)	5,312	98,219
True Religion Apparel, Inc. (I)(L)	3,161	77,634
Under Armour, Inc., Class A (I)(L)	4,061	105,830
Unifi, Inc. (I)	6,004	22,635
Unifirst Corp.	1,711	89,930
Volcom, Inc. (I)	2,356	38,026
Weyco Group, Inc.	942	21,685
Wolverine World Wide, Inc.	5,973	164,676

		2,634,649

		16,795,179
Consumer Staples - 3.39%
Beverages - 0.14%
Boston Beer Company, Inc. (I)	1,074	50,822
Coca-Cola Bottling Company	560	31,164
Heckmann Corp. (I)(L)	11,162	66,749
National Beverage Corp.	1,347	15,356

		164,091
Food & Staples Retailing - 0.81%
Andersons, Inc.	2,277	73,547
Arden Group, Inc.	156	15,834
Casey’s General Stores, Inc.	6,121	186,140
Diedrich Coffee, Inc. (I)	398	13,771
Great Atlantic & Pacific Tea
Company, Inc. (I)(L)	4,182	30,403
Ingles Markets, Inc.	1,787	25,179
Nash Finch Company	1,625	57,314
Pantry, Inc. (I)	2,873	37,636
PriceSmart, Inc.	1,980	42,095
Ruddick Corp.	5,143	150,690
Spartan Stores, Inc.	2,922	40,966
Susser Holdings Corp. (I)	1,192	9,989
United Natural Foods, Inc. (I)	5,264	154,604
Village Super Market, Inc.	806	19,949
Weis Markets, Inc.	1,233	43,032
Winn-Dixie Stores, Inc. (I)	6,708	73,386

		974,535
Food Products - 1.35%
AgFeed Industries, Inc. (I)(L)	3,592	15,841
Alico, Inc.	562	14,590
American Dairy, Inc. (I)(L)	1,255	27,296

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
American Italian Pasta Company, Class A (I)	2,586	$100,337
B&G Foods, Inc.	3,714	34,577
Cal-Maine Foods, Inc.	1,684	53,989
Calavo Growers, Inc.	1,360	24,058
Chiquita Brands International, Inc. (I)(L)	5,546	80,750
Darling International, Inc. (I)	10,266	82,744
Diamond Foods, Inc.	2,052	71,512
Dole Food Company, Inc. (I)(L)	4,476	52,503
Farmer Brothers Company	957	17,236
Fresh Del Monte Produce, Inc. (I)	5,005	97,147
Griffin Land & Nurseries, Inc.	559	16,054
Hain Celestial Group, Inc. (I)(L)	5,039	79,969
HQ Sustainable Maritime Industries, Inc. (I)	1,548	11,393
Imperial Sugar Company	1,659	24,835
J & J Snack Foods Corp.	1,739	74,273
Lancaster Colony Corp.	2,293	131,939
Lance, Inc.	3,411	73,985
Omega Protein Corp. (I)	2,932	12,520
Overhill Farms, Inc. (I)	2,505	14,153
Sanderson Farms, Inc.	2,505	122,645
Seneca Foods Corp., Class A (I)	1,272	33,263
Smart Balance, Inc. (I)	7,994	40,050
Synutra International, Inc. (I)(L)	2,062	33,714
Tootsie Roll Industries, Inc. (L)	2,867	78,011
TreeHouse Foods, Inc. (I)(L)	3,865	166,311
Zhongpin, Inc. (I)	3,061	37,681

		1,623,376
Household Products - 0.13%
Central Garden & Pet Company, Class A (I)	7,698	73,516
Orchids Paper Products Company (I)	857	13,909
WD-40 Company	2,041	63,924

		151,349
Personal Products - 0.72%
American Oriental Bioengineering, Inc. (I)(L)	8,101	33,619
Bare Escentuals, Inc. (I)	8,184	148,785
Chattem, Inc. (I)	2,400	224,352
China Sky One Medical, Inc. (I)(L)	1,364	21,183
China-Biotics, Inc. (I)	1,239	20,989
Elizabeth Arden, Inc. (I)	3,075	55,412
Inter Parfums, Inc.	1,863	25,300
Medifast, Inc. (I)(L)	1,628	34,416
Nu Skin Enterprises, Inc., Class A	6,036	161,282
Nutraceutical International Corp. (I)	1,621	20,830
Prestige Brands Holdings, Inc. (I)	4,558	36,601
Revlon, Inc. (I)(L)	2,484	37,235
Schiff Nutrition International, Inc.	1,696	13,263
The Female Health Company	2,318	13,097
USANA Health Sciences, Inc. (I)	843	23,343

		869,707
Tobacco - 0.24%
Alliance One International, Inc. (I)(L)	11,310	58,020
Universal Corp.	3,075	163,129
Vector Group, Ltd. (L)	4,916	70,938

		292,087

		4,075,145
Energy - 5.07%
Energy Equipment & Services - 1.68%
Allis-Chalmers Energy, Inc. (I)(L)	7,818	29,552
Basic Energy Services, Inc. (I)	3,003	28,378
Bolt Technology Corp. (I)	1,364	14,404
Boots & Coots, Inc. (I)	11,193	20,259

The accompanying notes are an integral part of the financial statements.	173

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Bristow Group, Inc. (I)	4,442	$160,845
Bronco Drilling Company, Inc. (I)	3,190	15,440
Cal Dive International, Inc. (I)	5,574	39,297
Cameron International Corp. (I)	266	10,941
CARBO Ceramics, Inc.	2,345	143,115
Complete Production Services, Inc. (I)	7,233	100,973
Dawson Geophysical Company (I)	1,041	29,741
Dril-Quip, Inc. (I)	3,514	192,286
Global Industries, Ltd. (I)	12,288	82,944
Gulf Islands Fabrication, Inc.	1,561	31,142
Gulfmark Offshore, Inc., Class A (I)	2,799	68,855
Hercules Offshore, Inc. (I)(L)	14,339	52,481
Hornbeck Offshore Services, Inc. (I)	2,851	53,827
ION Geophysical Corp. (I)	13,194	60,429
Key Energy Services, Inc. (I)	15,193	154,057
Lufkin Industries, Inc.	1,804	131,782
Matrix Service Company (I)	3,453	36,947
Natural Gas Services Group, Inc. (I)	1,597	24,466
Newpark Resources, Inc. (I)	11,405	58,964
OYO Geospace Corp. (I)	530	22,822
Parker Drilling Company (I)	14,442	74,087
PHI, Inc. (I)	1,764	34,433
Pioneer Drilling Company (I)	5,601	39,991
RPC, Inc. (L)	3,435	42,457
Superior Well Services, Inc. (I)(L)	2,267	40,557
T-3 Energy Services, Inc. (I)	1,584	37,604
TetraTechnologies, Inc. (I)	9,309	93,835
Vantage Drilling Company (I)	9,003	12,784
Willbros Group, Inc. (I)	4,893	73,884

		2,013,579
Oil, Gas & Consumable Fuels - 3.39%
Apco Oil and Gas International, Inc.	1,022	22,566
Approach Resources, Inc. (I)	1,856	15,423
Arena Resources, Inc. (I)	4,664	193,230
Atlas Energy, Inc. (I)	8,267	269,835
ATP Oil & Gas Corp. (I)(L)	4,921	88,873
Berry Petroleum Company, Class A (L)	5,260	140,968
Bill Barrett Corp. (I)(L)	4,687	158,936
BPZ Energy, Inc. (I)(L)	11,396	89,117
Brigham Exploration Company (I)(L)	12,364	203,017
Carrizo Oil & Gas, Inc. (I)(L)	3,467	82,965
Cheniere Energy, Inc. (I)(L)	8,210	24,466
Clayton Williams Energy, Inc. (I)	774	28,862
Clean Energy Fuels Corp. (I)(L)	4,428	79,881
Cloud Peak Energy, Inc. (I)(L)	3,813	57,996
Contango Oil & Gas Company (I)	1,478	76,206
Crosstex Energy, Inc. (I)	5,289	40,884
CVR Energy, Inc. (I)	3,011	24,750
Delek US Holdings, Inc.	1,798	13,071
Delta Petroleum Corp. (I)	23,627	33,078
DHT Maritime, Inc.	6,802	23,943
Endeavour International Corp. (I)(L)	16,194	19,919
FX Energy, Inc. (I)	6,347	20,755
General Maritime Corp.	6,251	45,195
Georesources, Inc. (I)	1,051	14,083
GMX Resources, Inc. (I)(L)	3,926	36,119
Golar LNG, Ltd. (I)	4,021	45,035
Goodrich Petroleum Corp. (I)(L)	3,036	58,504
Gran Tierra Energy, Inc. (I)	24,976	137,118
Green Plains Renewable Energy, Inc. (I)	1,224	20,759
Gulfport Energy Corp. (I)	3,293	29,966
Harvest Natural Resources, Inc. (I)	4,376	23,368
International Coal Group, Inc. (I)(L)	11,462	49,974
James River Coal Company (I)	3,465	55,128

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Knightsbridge Tankers, Ltd.	2,389	$36,814
McMoran Exploration Company (I)	9,482	163,849
Nordic American Tanker Shipping, Ltd.	5,743	166,892
Northern Oil And Gas, Inc. (I)	4,440	54,878
Oilsands Quest, Inc. (I)	28,278	19,229
Panhandle Oil and Gas, Inc.	985	26,753
Patriot Coal Corp. (I)(L)	9,130	152,106
Penn Virginia Corp.	5,608	141,882
Petroleum Development Corp. (I)	2,440	57,364
Petroquest Energy, Inc. (I)	6,512	34,904
Rex Energy Corp. (I)	3,772	52,204
Rosetta Resources, Inc. (I)	6,423	120,303
Ship Finance International, Ltd. (L)	5,449	86,639
Stone Energy Corp. (I)(L)	5,162	88,012
Swift Energy Company (I)	4,626	137,809
Syntroleum Corp. (I)	8,646	19,799
Toreador Resources Corp. (I)	2,811	24,765
Uranerz Energy Corp. (I)	7,383	13,732
Uranium Energy Corp. (I)(L)	7,300	26,718
USEC, Inc. (I)	14,328	62,470
VAALCO Energy, Inc.	7,612	32,503
Venoco, Inc. (I)	2,310	26,519
W&T Offshore, Inc. (L)	4,267	37,592
Warren Resources, Inc. (I)	9,633	22,541
Western Refining, Inc. (I)(L)	5,316	23,071
Westmoreland Coal Company (I)	1,672	18,542
World Fuel Services Corp.	7,235	191,149
Zion Oil & Gas, Inc. (I)(L)	2,040	12,689

		4,075,718

		6,089,297
Financials - 20.29%
Commercial Banks - 5.98%
1st Source Corp.	1,894	28,277
Alliance Financial Corp.	705	18,936
American National Bankshares, Inc. (L)	1,074	21,491
Ameris Bancorp (L)	2,056	19,532
Ames National Corp.	842	15,585
Arrow Financial Corp.	1,295	32,764
BancFirst Corp.	822	32,798
Banco Latinoamericano de Exportaciones SA	3,540	50,020
Bancorp Rhode Island, Inc.	771	21,935
Bancorp, Inc. (I)	2,965	20,844
Bank of Marin Bancorp	799	25,584
Bank of the Ozarks, Inc.	1,662	51,057
Bar Harbor Bankshares	505	13,509
Boston Private Financial Holdings, Inc.	8,698	59,581
Bridge Bancorp, Inc.	905	20,761
Bryn Mawr Bank Corp.	1,258	21,864
Camden National Corp.	1,060	31,980
Cape Bancorp, Inc. (I)	2,587	18,807
Capital City Bank Group, Inc.	1,695	21,832
Cardinal Financial Corp.	3,864	37,519
Cathay General Bancorp	7,935	77,208
Center Bancorp, Inc. (L)	2,156	18,240
Centerstate Banks, Inc.	2,600	27,924
Chemical Financial Corp.	2,663	54,858
Citizens & Northern Corp.	1,501	16,736
Citizens Holding Company	624	14,134
City Holding Company (L)	2,016	64,693
CNB Financial Corp.	1,225	20,017
CoBiz Financial, Inc. (L)	4,361	25,774
Columbia Banking System, Inc.	3,533	72,285
Community Bank Systems, Inc.	4,130	92,553

The accompanying notes are an integral part of the financial statements.	174

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Community Trust Bancorp, Inc.	2,006	$51,173
CVB Financial Corp. (L)	10,629	98,850
Eagle Bancorp, Inc. (I)	2,206	25,832
East West Bancorp, Inc.	11,316	198,256
Enterprise Financial Services Corp. (L)	1,973	16,909
Financial Institutions, Inc.	1,277	16,907
First Bancorp (L)	1,985	28,028
First Bancorp, Inc.	1,074	15,219
First BanCorp/Puerto Rico (L)	10,896	23,100
First Busey Corp. (L)	5,897	22,173
First Commonwealth Financial Corp.	10,964	61,508
First Community Bancshares, Inc.	1,936	22,264
First Financial BanCorp	6,401	118,803
First Financial Bankshares, Inc. (L)	2,493	130,509
First Financial Corp. (L)	1,385	36,398
First Merchants Corp.	3,287	19,032
First Midwest Bancorp, Inc. (L)	9,286	126,197
First of Long Island Corp.	818	20,556
First South Bancorp, Inc. (L)	990	10,613
FirstMerit Corp.	10,047	212,394
FNB Corp. (L)	14,275	108,490
German American Bancorp (L)	1,506	23,840
Glacier Bancorp, Inc. (L)	7,652	110,954
Great Southern Bancorp, Inc. (L)	1,357	31,007
Hancock Holding Company	3,440	138,701
Harleysville National Corp. (L)	5,745	37,974
Heartland Financial USA, Inc. (L)	1,878	27,269
Heritage Financial Corp. (I)	1,470	21,741
Home Bancorp, Inc. (I)	1,386	16,895
Home Bancshares, Inc. (L)	2,211	53,683
IBERIABANK Corp.	2,528	144,374
Independent Bank Corp.	2,668	65,579
International Bancshares Corp.	6,460	136,952
Investors Bancorp, Inc. (I)	5,865	75,483
Lakeland Bancorp, Inc. (L)	3,050	23,241
Lakeland Financial Corp.	2,083	36,682
MainSource Financial Group, Inc.	2,740	17,509
MB Financial, Inc.	6,222	126,618
Metro Bancorp, Inc. (I)	1,443	17,489
Nara Bancorp, Inc. (I)	4,170	36,821
National Bankshares, Inc. (L)	1,023	27,713
National Penn Bancshares, Inc.	15,902	109,565
NBT Bancorp, Inc.	4,252	90,312
Northfield Bancorp, Inc. (L)	2,469	34,591
Northrim Bancorp, Inc.	1,151	18,312
Old National Bancorp	10,794	122,620
Oriental Financial Group, Inc.	3,166	34,953
Orrstown Financial Services, Inc.	628	22,118
Pacific Continental Corp.	2,594	26,199
PacWest Bancorp (L)	3,348	67,964
Park National Corp. (L)	1,368	72,983
Peapack Gladstone Financial Corp.	1,112	14,022
Penns Woods Bancorp, Inc.	686	22,213
Peoples Bancorp, Inc.	1,717	24,690
Pinnacle Financial Partners, Inc. (I)(L)	4,207	63,568
PrivateBancorp, Inc.	6,718	87,334
Prosperity Bancshares, Inc. (L)	5,609	234,624
Renasant Corp. (L)	2,808	42,850
Republic Bancorp, Inc., Class A	1,265	21,341
S & T Bancorp, Inc. (L)	3,020	53,545
S.Y. Bancorp, Inc. (L)	1,420	31,169
Sandy Spring Bancorp, Inc.	2,395	33,865
SCBT Financial Corp.	1,668	60,648
Shore Bancshares, Inc.	1,370	15,508
Sierra Bancorp (L)	1,415	14,645

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Signature Bank (I)	4,933	$183,656
Simmons First National Corp., Class A	2,074	55,085
Southside Bancshares, Inc.	1,757	35,193
Southwest Bancorp, Inc.	2,092	16,359
State Bancorp, Inc.	2,190	15,878
StellarOne Corp.	3,137	37,111
Sterling Bancorp	2,936	24,046
Sterling Bancshares, Inc.	10,512	49,617
Suffolk Bancorp (L)	1,323	37,679
Susquehanna Bancshares, Inc. (L)	11,043	92,209
SVB Financial Group (I)(L)	5,093	226,944
Texas Capital Bancshares, Inc. (I)	4,496	75,758
Tompkins Trustco, Inc. (L)	1,191	42,709
Tower Bancorp, Inc.	741	19,133
TowneBank/Portsmouth VA (L)	2,850	34,970
TriCo Bancshares	1,888	34,513
Trustmark Corp.	7,866	179,345
UMB Financial Corp.	3,872	148,336
Umpqua Holdings Corp. (L)	10,741	134,048
Union First Market Bankshares Corp.	2,545	31,838
United Bankshares, Inc. (L)	4,783	117,757
United Community Banks, Inc. (I)	10,665	44,260
United Security Bancshares, Inc. (L)	969	13,954
Univest Corp. of Pennsylvania	2,185	37,953
Washington Banking Company	1,691	20,241
Washington Trust Bancorp, Inc. (L)	1,959	33,362
Webster Financial Corp.	8,509	136,144
WesBanco, Inc.	3,082	46,692
WestAmerica Bancorp (L)	3,504	192,300
Western Alliance Bancorp (I)	6,143	35,384
Wilshire Bancorp, Inc.	2,671	25,107
Wintrust Financial Corp.	2,982	101,507

		7,181,561
Consumer Finance - 0.50%
Advance America Cash Advance Centers, Inc.	5,897	36,974
Cardtronics, Inc. (I)	1,670	16,500
Cash America International, Inc.	3,657	140,173
Credit Acceptance Corp. (I)	720	28,922
Dollar Financial Corp. (I)	2,993	67,163
EZCORP, Inc., Class A (I)	5,602	110,527
First Cash Financial Services, Inc. (I)	2,863	60,753
First Marblehead Corp. (I)	8,360	19,730
Nelnet, Inc., Class A	2,434	38,262
World Acceptance Corp. (I)	2,032	84,917

		603,921
Diversified Financial Services - 3.00%
Allied Capital Corp. (I)	22,172	92,236
American Capital, Ltd. (I)	34,747	149,412
Apollo Investment Corp.	19,956	232,687
Ares Capital Corp. (L)	13,569	177,347
Artio Global Investors, Inc.	3,383	82,478
Asset Acceptance Capital Corp. (I)	2,036	11,544
BGC Partners, Inc., Class A	6,150	30,504
BlackRock Kelso Capital Corp.	1,709	15,808
Broadpoint Gleacher Securities, Inc. (I)	6,599	26,462
Calamos Asset Management, Inc.	2,577	34,377
Capital Southwest Corp.	376	32,810
Cohen & Steers, Inc. (L)	2,121	46,153
Compass Diversified Trust	3,008	40,247
Cowen Group, Inc., Class A (I)	1,880	10,227
Diamond Hill Investment Group, Inc.	312	19,918
Duff & Phelps Corp.	2,051	34,211
E*TRADE Financial Corp. (I)	196,908	317,003

The accompanying notes are an integral part of the financial statements.	175

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
Encore Capital Group, Inc. (I)	1,737	$31,335
Epoch Holding Corp.	1,724	17,499
Evercore Partners, Inc., Class A	1,783	53,686
FBR Capital Markets Corp. (I)	2,339	12,654
Fifth Street Finance Corp.	4,683	53,058
GAMCO Investors, Inc., Class A	905	39,377
GFI Group, Inc.	8,146	44,884
Gladstone Capital Corp.	2,964	28,929
Gladstone Investment Corp.	3,508	18,838
Harris & Harris Group, Inc. (I)	3,719	16,884
Hercules Technology Growth Capital, Inc.	4,496	44,241
International Assets Holding Corp. (I)	1,672	26,100
JMP Group, Inc.	1,985	15,324
Kayne Anderson Energy Development Fund	1,488	22,424
KBW, Inc. (I)(L)	4,289	101,907
Knight Capital Group, Inc. (I)	11,379	183,657
Kohlberg Capital Corp.	2,693	12,172
LaBranche & Company, Inc. (I)	7,622	35,747
Life Partners Holdings, Inc. (L)	962	19,798
Main Street Capital Corp. (L)	1,104	15,953
MarketAxess Holdings, Inc.	3,817	57,102
MCG Capital Corp. (I)	8,288	42,435
Medallion Financial Corp.	2,543	20,573
MF Global Holdings, Ltd. (I)	11,969	82,825
MVC Capital, Inc.	2,836	35,365
NewStar Financial, Inc. (I)	3,994	25,002
NGP Capital Resources Company	3,039	25,011
Oppenheimer Holdings, Inc., Class A	1,194	29,862
OptionsXpress Holdings, Inc.	5,195	82,133
PennantPark Investment Corp.	3,333	33,997
Penson Worldwide, Inc. (I)(L)	2,488	23,412
PHH Corp. (I)(L)	6,736	124,683
PICO Holdings, Inc. (I)	2,769	94,257
Piper Jaffray Companies, Inc. (I)	2,418	104,675
Portfolio Recovery Associates, Inc. (I)	1,905	101,594
Prospect Capital Corp. (L)	7,641	88,788
Riskmetrics Group, Inc. (I)	2,705	50,394
Safeguard Scientifics, Inc. (I)	2,730	32,050
Sanders Morris Harris Group, Inc.	2,782	14,411
Stifel Financial Corp. (I)	3,666	200,530
SWS Group, Inc.	3,046	36,704
Teton Advisors, Inc., Class A	20	220
Thomas Weisel Partners Group, Inc. (I)	3,079	12,408
TICC Capital Corp.	3,792	22,828
Tradestation Group, Inc. (I)	4,218	29,104
Triangle Capital Corp.	1,424	18,740
U.S. Global Investors, Inc.	1,688	16,340
Virtus Investment Partners, Inc. (I)	868	17,707
Westwood Holdings Group, Inc.	739	28,621

		3,599,662
Insurance - 3.07%
Ambac Financial Group, Inc. (I)(L)	37,073	26,322
American Equity Investment Life
Holding Company	7,510	66,088
American Physicians Capital, Inc.	1,164	33,081
American Physicians Service Group, Inc.	1,003	23,540
American Safety Insurance Holdings, Ltd. (I)	1,311	18,616
AMERISAFE, Inc. (I)	2,426	41,751
Amtrust Financial Services, Inc.	2,872	40,696
Argo Group International Holdings, Ltd.	3,793	105,559
Assured Guaranty, Ltd. (L)	15,324	323,336
Baldwin & Lyons, Inc., Class B	1,125	27,203
Citizens, Inc., Class A (I)	4,090	26,503
CNA Surety Corp. (I)	2,112	34,045

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Conseco, Inc. (I)	31,566	$157,199
Crawford & Company, Class B (I)	3,110	11,911
Delphi Financial Group, Inc.	5,701	121,602
Donegal Group, Inc.	1,471	21,638
eHealth, Inc. (I)	2,980	49,766
EMC Insurance Group, Inc.	740	14,992
Employers Holdings, Inc.	5,482	72,253
Enstar Group, Ltd. (I)	812	51,164
FBL Financial Group, Inc., Class A	1,678	34,097
First Mercury Financial Corp.	2,007	28,560
Flagstone Reinsurance Holdings, Ltd.	4,895	55,999
FPIC Insurance Group, Inc. (I)	954	35,174
Greenlight Capital Re, Ltd., Class A (I)	3,474	87,962
Harleysville Group, Inc.	1,572	52,741
Hilltop Holdings, Inc. (I)	4,845	57,946
Horace Mann Educators Corp.	4,928	66,232
Infinity Property & Casualty Corp.	1,696	69,112
Kansas City Life Insurance Company	626	18,336
Maiden Holdings, Ltd.	6,271	44,022
Max Capital Group, Ltd.	5,625	135,788
Meadowbrook Insurance Group, Inc.	7,282	51,557
Mercer Insurance Group, Inc.	1,005	18,060
Montpelier Re Holdings, Ltd.	10,533	186,855
National Financial Partners Corp. (I)	5,189	59,622
National Interstate Corp.	845	14,804
National Western Life Insurance
Company, Class A	274	46,002
Navigators Group, Inc. (I)	1,519	57,525
Phoenix Companies, Inc. (I)	14,800	35,076
Platinum Underwriters Holdings, Ltd.	6,196	231,668
PMA Capital Corp., Class A (I)	4,406	25,026
Presidential Life Corp.	2,996	29,361
ProAssurance Corp. (I)	3,971	211,734
RLI Corp.	2,234	119,050
Safety Insurance Group, Inc.	1,651	61,318
SeaBright Insurance Holdings, Inc. (I)	2,896	30,437
Selective Insurance Group, Inc.	6,525	105,770
State Auto Financial Corp.	1,806	33,122
Stewart Information Services Corp.	2,353	33,083
Tower Group, Inc.	5,374	122,366
United America Indemnity, Ltd. (I)	4,882	39,495
United Fire & Casualty Company	2,798	47,566
Zenith National Insurance Corp.	4,548	173,233

		3,685,964
Real Estate Investment Trusts - 6.21%
Acadia Realty Trust	5,021	84,001
Agree Realty Corp.	1,017	22,435
Alexander’s, Inc. (I)	251	73,292
American Campus Communities, Inc.	6,438	177,946
American Capital Agency Corp.	1,974	49,982
Anworth Mortgage Asset Corp.	13,423	90,739
Apollo Commercial Real Estate
Finance, Inc. (I)	1,394	24,730
Ashford Hospitality Trust, Inc. (I)(L)	6,918	37,911
Associated Estates Realty Corp.	2,220	27,484
BioMed Realty Trust, Inc.	12,125	187,331
Capital Lease Funding, Inc.	6,465	28,446
Capstead Mortage Corp.	8,550	106,362
CBL & Associates Properties, Inc. (L)	17,054	202,772
Cedar Shopping Centers, Inc.	5,204	34,294
Cogdell Spencer, Inc.	4,183	28,235
Colonial Properties Trust	8,305	97,916
Colony Financial, Inc.	1,847	36,829
Cousins Properties, Inc.	9,357	67,277

The accompanying notes are an integral part of the financial statements.	176

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Crexus Investment Corp. (I)	1,819	$25,157
Cypress Sharpridge Investments, Inc.	2,207	29,199
DCT Industrial Trust, Inc.	25,497	125,445
Developers Diversified Realty Corp.	20,209	214,417
DiamondRock Hospitality Company (I)	14,920	133,385
DuPont Fabros Technology, Inc.	3,273	64,151
EastGroup Properties, Inc.	3,125	112,188
Education Realty Trust, Inc.	7,540	41,093
Entertainment Properties Trust	5,198	198,668
Equity Lifestyle Properties, Inc.	3,116	154,990
Equity One, Inc. (L)	3,998	73,843
Extra Space Storage, Inc.	10,746	121,215
FelCor Lodging Trust, Inc. (I)	8,492	32,015
First Industrial Realty Trust, Inc. (I)(L)	7,066	39,075
First Potomac Realty Trust	3,537	48,386
Franklin Street Properties Corp. (L)	8,273	107,301
Getty Realty Corp.	2,223	49,106
Gladstone Commercial Corp.	1,610	22,508
Glimcher Realty Trust	8,541	36,726
Government Properties Income Trust	2,008	47,288
Gramercy Capital Corp. (I)	5,614	21,445
Hatteras Financial Corp.	4,437	115,229
Healthcare Realty Trust, Inc.	7,296	152,413
Hersha Hospitality Trust	12,488	51,825
Highwoods Properties, Inc.	8,684	252,270
Home Properties, Inc.	4,059	185,902
Inland Real Estate Corp.	8,958	75,247
Invesco Mortgage Capital, Inc.	2,102	47,715
Investors Real Estate Trust	9,315	83,276
iStar Financial, Inc. (I)(L)	12,944	50,093
Kilroy Realty Corp. (L)	5,351	151,594
Kite Realty Group Trust	6,280	25,811
LaSalle Hotel Properties	7,855	152,466
Lexington Corporate Property Trust	11,471	68,252
LTC Properties, Inc.	2,834	73,911
Medical Properties Trust, Inc. (L)	10,107	104,001
MFA Mortgage Investments, Inc.	34,483	249,657
Mid-America Apartment Communities, Inc.	3,467	180,076
Mission West Properties, Inc.	3,318	22,695
Monmouth Real Estate Investment Corp.	3,481	25,759
National Health Investments, Inc.	3,149	109,617
National Retail Properties, Inc.	9,789	207,723
NorthStar Realty Finance Corp. (L)	8,076	34,485
OMEGA Healthcare Investors, Inc.	10,137	192,299
One Liberty Properties, Inc. (I)	37	364
Parkway Properties, Inc.	2,763	45,866
Pennsylvania Real Estate Investment Trust (L)	5,119	51,446
Pennymac Mortgage Investment Trust (I)	1,923	31,710
Post Properties, Inc.	6,051	116,421
Potlatch Corp. (L)	4,884	161,270
PS Business Parks, Inc.	2,172	106,428
RAIT Financial Trust (I)(L)	9,014	15,324
Ramco-Gershenson Properties Trust	3,369	33,757
Redwood Trust, Inc.	9,715	138,439
Resource Capital Corp.	3,055	19,338
Saul Centers, Inc.	850	30,328
Sovran Self Storage, Inc.	3,420	108,517
Starwood Property Trust, Inc.	5,750	107,583
Strategic Hotels & Resorts, Inc. (I)	10,678	28,831
Sun Communities, Inc.	2,125	40,949
Sunstone Hotel Investors, Inc. (I)	12,212	109,175
Tanger Factory Outlet Centers, Inc.	4,945	206,058
U-Store-It Trust	9,948	64,761
Universal Health Realty Income Trust	1,424	48,174
Urstadt Biddle Properties, Inc.	2,593	40,892

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Walter Investment Management Corp.	3,004	$43,498
Washington Real Estate Investment Trust (L)	7,180	200,035
Winthrop Realty Trust	2,102	24,951

		7,462,014
Real Estate Management & Development - 0.15%
Avatar Holdings, Inc. (I)	1,191	19,199
China Housing & Land Development, Inc. (I)	3,554	15,353
Consolidated Tomoka Land Company	706	22,423
Forestar Group, Inc. (I)	4,419	78,393
Tejon Ranch Company (I)	1,381	44,744

		180,112
Thrifts & Mortgage Finance - 1.38%
Abington Bancorp, Inc.	3,786	29,114
Astoria Financial Corp.	10,736	142,467
Bank Mutual Corp.	6,348	41,199
BankFinancial Corp.	2,908	27,917
Beneficial Mutual Bancorp, Inc. (I)	4,113	38,621
Berkshire Hill Bancorp, Inc.	1,867	33,382
Brookline Bancorp, Inc.	7,475	76,843
Danvers Bancorp, Inc.	2,937	41,617
Dime Community Bancshares	3,525	42,794
ESB Financial Corp. (L)	1,647	20,637
ESSA Bancorp, Inc.	2,194	25,670
First Defiance Financial Corp.	1,312	12,910
First Financial Holdings, Inc.	2,190	26,192
First Financial Northwest, Inc.	2,866	18,744
Flushing Financial Corp.	4,025	51,077
Home Federal Bancorp, Inc.	2,342	31,219
Kearny Financial Corp.	2,267	22,738
MGIC Investment Corp. (I)(L)	15,610	119,573
NewAlliance Bancshares, Inc.	13,154	157,585
Northwest Bancshares, Inc.	4,688	55,365
OceanFirst Financial Corp.	1,497	15,299
Ocwen Financial Corp. (I)	7,060	76,319
Oritani Financial Corp.	1,435	22,730
People’s United Financial, Inc.	3,216	50,716
PMI Group, Inc. (I)	9,524	26,667
Provident Financial Services, Inc. (L)	7,544	82,682
Provident New York Bancorp	4,123	35,953
Radian Group, Inc. (L)	10,217	100,331
Roma Financial Corp.	1,349	16,485
Territorial Bancorp, Inc.	1,760	34,813
TrustCo Bank Corp. (L)	9,814	59,375
United Financial Bancorp, Inc.	2,453	32,110
ViewPoint Financial Group	1,519	22,193
Westfield Financial, Inc.	4,714	39,079
WSFS Financial Corp.	1,085	33,299

		1,663,715

		24,376,949
Health Care - 13.69%
Biotechnology - 3.75%
Acorda Therapeutics, Inc. (I)	4,685	141,393
Affymax, Inc. (I)	2,189	40,934
Alkermes, Inc. (I)	11,631	133,291
Allos Therapeutics, Inc. (I)	8,975	69,826
Alnylam Pharmaceuticals, Inc. (I)(L)	4,446	77,449
AMAG Pharmaceuticals, Inc. (I)(L)	2,632	100,516
Arena Pharmaceuticals, Inc. (I)	11,812	35,908
Ariad Pharmaceuticals, Inc. (I)	14,084	35,773
Arqule, Inc. (I)	5,710	18,786
Array BioPharma, Inc. (I)	6,891	15,436
AVI BioPharma, Inc. (I)(L)	12,721	18,318

The accompanying notes are an integral part of the financial statements.	177

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Biocryst Pharmaceuticals, Inc. (I)(L)	2,717	$17,389
BioSpecifics Technologies Corp. (I)	493	14,267
Celera Corp. (I)	10,263	61,475
Cell Therapeutics, Inc. (I)(L)	67,129	44,976
Celldex Therapeutics, Inc. (I)	3,563	18,314
Cepheid, Inc. (I)(L)	7,160	108,116
Clinical Data, Inc. (I)	1,441	26,197
Cubist Pharmaceuticals, Inc. (I)	7,096	149,300
Curis, Inc. (I)(L)	8,252	23,601
Cytokinetics, Inc. (I)	5,915	17,982
Cytori Therapeutics, Inc. (I)(L)	3,801	26,417
Dyax Corp. (I)	9,263	32,421
Emergent Biosolutions, Inc. (I)	2,112	30,962
Enzon Pharmaceuticals, Inc. (I)(L)	5,638	52,377
Exelixis, Inc. (I)	13,150	85,081
Facet Biotech Corp. (I)(L)	3,057	50,104
Genomic Health, Inc. (I)(L)	1,737	31,092
Geron Corp. (I)(L)	11,071	61,444
GTx, Inc. (I)(L)	2,601	10,404
Halozyme Therapeutics, Inc. (I)(L)	8,431	46,118
Hemispherx Biopharma, Inc. (I)(L)	15,961	10,855
Human Genome Sciences, Inc. (I)(L)	22,820	642,383
Idenix Pharmaceuticals, Inc. (I)	4,571	12,433
Idera Pharmaceuticals, Inc. (I)	2,967	14,212
Immunogen, Inc. (I)	7,091	46,872
Immunomedics, Inc. (I)(L)	8,443	31,999
Incyte Corp. (I)(L)	10,761	114,712
Infinity Pharmaceuticals, Inc. (I)(L)	2,339	14,291
Insmed, Inc. (I)	17,596	18,300
Intermune, Inc. (I)	5,590	76,807
Isis Pharmaceuticals, Inc. (I)(L)	11,465	101,351
Lexicon Genetics, Inc. (I)	13,680	24,487
Ligand Pharmaceuticals, Inc., Class B (I)	14,678	25,833
Mannkind Corp. (I)(L)	7,181	71,738
Martek Biosciences Corp. (I)(L)	4,097	81,244
Maxygen, Inc. (I)	3,414	18,299
Medivation, Inc. (I)(L)	3,518	126,683
Metabolix, Inc. (I)(L)	2,523	24,069
Micromet, Inc. (I)(L)	7,150	53,196
Momenta Pharmaceuticals, Inc. (I)	4,880	71,443
Myriad Pharmaceuticals, Inc. (I)(L)	3,428	16,489
Nabi Biopharmaceuticals (I)	6,691	34,994
Neurocrine Biosciences, Inc. (I)	5,871	15,382
NeurogesX, Inc. (I)(L)	1,447	10,809
Novavax, Inc. (I)(L)	8,497	18,438
NPS Pharmaceuticals, Inc. (I)	6,649	22,208
OncoGenex Pharmaceutical, Inc. (I)	574	9,557
Onyx Pharmaceuticals, Inc. (I)	7,547	209,505
Opko Health, Inc. (I)(L)	5,627	11,310
Orexigen Therapeutics, Inc. (I)(L)	3,461	21,735
Osiris Therapeutics, Inc. (I)(L)	2,388	19,653
PDL BioPharma, Inc. (I)(L)	14,843	103,901
Pharmasset, Inc. (I)	2,632	55,825
Progenics Pharmaceuticals, Inc. (I)	3,933	17,109
Protalix BioTherapeutics, Inc. (I)(L)	4,355	29,440
Regeneron Pharmaceuticals, Inc. (I)	7,728	189,027
Repligen Corp. (I)	4,499	15,162
Rigel Pharmaceuticals, Inc. (I)	6,256	47,233
Sangamo Biosciences, Inc. (I)(L)	5,736	28,737
Savient Pharmaceuticals, Inc. (I)(L)	8,172	110,159
SciClone Pharmaceuticals, Inc. (I)	4,935	16,236
Seattle Genetics, Inc. (I)	10,234	104,387
SIGA Technologies, Inc. (I)(L)	3,350	22,144
Spectrum Pharmaceuticals, Inc. (I)(L)	5,553	25,322
StemCells, Inc. (I)(L)	14,923	17,460

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Theravance, Inc. (I)(L)	6,575	$71,602
Vanda Pharmaceuticals, Inc. (I)(L)	3,363	34,538
Vical, Inc. (I)	5,837	19,145
Zymogenetics, Inc. (I)	5,908	31,549

		4,505,930
Health Care Equipment & Supplies - 3.55%
Abaxis, Inc. (I)(L)	2,694	68,401
Abiomed, Inc. (I)	3,951	39,945
Accuray, Inc. (I)	5,233	35,427
Aga Medical Holdings, Inc. (I)	1,764	23,638
Align Technology, Inc. (I)(L)	7,146	129,343
Alphatec Holdings, Inc. (I)	4,275	21,931
American Medical Systems
Holdings, Inc. (I)(L)	9,059	164,149
Analogic Corp.	1,578	65,171
AngioDynamics, Inc. (I)	3,060	49,756
Atrion Corp.	193	30,035
ATS Medical, Inc. (I)(L)	6,518	17,208
Bovie Medical Corp. (I)	2,421	16,802
Cantel Medical Corp.	1,602	31,319
Conceptus, Inc. (I)(L)	3,790	74,398
CONMED Corp. (I)	3,585	78,440
Cryolife, Inc. (I)	3,842	27,086
Cutera, Inc. (I)	2,075	19,505
Cyberonics, Inc. (I)	3,397	60,636
Cynosure, Inc. (I)	1,503	14,865
Delcath Systems, Inc. (I)(L)	3,295	17,529
DexCom, Inc. (I)(L)	5,849	52,875
Electro-Optical Sciences, Inc. (I)(L)	2,582	25,200
Endologix, Inc. (I)	6,140	22,165
EV3, Inc. (I)	9,083	132,158
Exactech, Inc. (I)	1,184	22,958
Greatbatch, Inc. (I)	2,933	57,252
Haemonetics Corp. (I)	3,084	164,963
HeartWare International, Inc. (I)	689	26,554
Home Diagnostics, Inc. (I)	1,768	20,367
ICU Medical, Inc. (I)	1,565	53,789
Immucor, Inc. (I)	8,620	166,625
Insulet Corp. (I)(L)	4,423	65,018
Integra LifeSciences Holdings Corp. (I)	2,304	91,699
Invacare Corp. (L)	3,530	96,298
IRIS International, Inc. (I)	2,374	27,230
Kensey Nash Corp. (I)	1,072	23,659
MAKO Surgical Corp. (I)(L)	2,262	29,926
Masimo Corp. (L)	6,179	171,097
Medical Action, Inc. (I)	1,888	23,676
Meridian Bioscience, Inc. (L)	4,949	109,670
Merit Medical Systems, Inc. (I)	3,437	50,593
Micrus Endovascular Corp. (I)	2,082	42,119
Natus Medical, Inc. (I)	3,531	47,598
Neogen Corp. (I)	2,502	60,623
NuVasive, Inc. (I)(L)	4,485	179,176
NxStage Medical, Inc. (I)	2,960	31,524
OraSure Technologies, Inc. (I)	5,940	32,670
Orthofix International NV (I)	2,108	71,862
Orthovita, Inc. (I)	8,552	32,840
Palomar Medical Technologies, Inc. (I)	2,333	21,067
Quidel Corp. (I)(L)	3,244	42,367
Rochester Medical Corp. (I)	1,552	20,067
Rockwell Medical Technologies, Inc. (I)(L)	2,507	14,942
RTI Biologics, Inc. (I)	7,305	27,394
Sirona Dental Systems, Inc. (I)	2,059	73,898
Somanetics Corp. (I)	1,614	27,212
SonoSite, Inc. (I)(L)	2,149	63,653

The accompanying notes are an integral part of the financial statements.	178

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Spectranetics Corp. (I)	4,294	$28,512
Stereotaxis, Inc. (I)(L)	4,217	20,031
STERIS Corp. (L)	7,093	224,210
SurModics, Inc. (I)(L)	1,937	37,307
Symmetry Medical, Inc. (I)	4,592	39,491
Synovis Life Technologies, Inc. (I)	1,642	22,988
Thoratec Corp. (I)(L)	6,877	198,401
TomoTherapy, Inc. (I)	6,240	20,654
Vascular Solutions, Inc. (I)	2,425	21,898
Volcano Corp. (I)	5,934	122,181
West Pharmaceutical Services, Inc.	3,980	155,021
Wright Medical Group, Inc. (I)	4,699	79,178
Young Innovations, Inc.	762	20,422
Zoll Medical Corp. (I)	2,603	67,470

		4,266,132
Health Care Providers & Services - 3.52%
Air Methods Corp. (I)	1,364	36,296
Alliance Imaging, Inc. (I)	3,738	18,653
Allied Healthcare International, Inc. (I)	6,632	18,371
Almost Family, Inc. (I)	916	33,031
Amedisys, Inc. (I)(L)	3,373	194,453
America Service Group, Inc.	1,234	18,461
American Dental Partners, Inc. (I)	2,041	26,533
AMERIGROUP Corp. (I)	6,498	170,767
AMN Healthcare Services, Inc. (I)	4,200	38,724
AmSurg Corp. (I)	3,794	78,384
Assisted Living Concepts, Inc. (I)	1,310	36,248
Bio Reference Labs, Inc. (I)	1,474	58,385
BioScrip, Inc. (I)	4,936	36,477
Capital Senior Living Corp. (I)	3,325	15,362
CardioNet, Inc. (I)(L)	3,369	20,180
Catalyst Health Solutions, Inc. (I)	4,463	168,210
Centene Corp. (I)	6,030	107,756
Chemed Corp.	2,732	146,326
Chindex International, Inc. (I)	1,751	19,699
Continucare Corp. (I)	4,051	16,893
CorVel Corp. (I)	899	28,948
Cross Country Healthcare, Inc. (I)	3,964	38,966
Emergency Medical Services
Corp., Class A (I)	3,548	184,709
Emeritus Corp. (I)(L)	2,475	43,412
Genoptix, Inc. (I)	2,090	68,071
Gentiva Health Services, Inc. (I)	3,583	99,285
Hanger Orthopedic Group, Inc. (I)	3,198	59,643
Health Grades, Inc. (I)	3,378	18,072
Healthsouth Corp. (I)(L)	11,561	200,005
Healthspring, Inc. (I)	6,058	111,528
Healthways, Inc. (I)	4,197	63,039
HMS Holdings Corp. (I)	3,117	143,507
inVentiv Health, Inc. (I)	4,155	60,995
IPC The Hospitalist Company, Inc. (I)	1,998	66,054
Kindred Healthcare, Inc. (I)	4,845	84,400
Landauer, Inc.	1,155	70,189
LCA-Vision, Inc. (I)	2,335	18,563
LHC Group, Inc. (I)	1,883	56,678
Magellan Health Services, Inc. (I)	4,300	180,256
MedCath Corp. (I)	2,087	14,129
Molina Healthcare, Inc. (I)	1,686	36,047
MWI Veterinary Supply, Inc. (I)	1,371	56,485
National Healthcare Corp.	1,021	37,563
Nighthawk Radiology Holdings, Inc. (I)	2,855	8,479
NovaMed, Inc. (I)(L)	3,189	12,086
Odyssey HealthCare, Inc. (I)	4,084	71,593
Owens & Minor, Inc.	5,075	226,599

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
PharMerica Corp. (I)	3,856	$66,130
Providence Service Corp. (I)	1,395	16,893
PSS World Medical, Inc. (I)	7,231	152,502
Psychiatric Solutions, Inc. (I)(L)	6,937	148,799
RehabCare Group, Inc. (I)	3,078	85,692
Res-Care, Inc. (I)	3,210	29,275
Select Medical Holdings Corp. (I)	4,155	34,029
Skilled Healthcare Group, Inc. (I)	2,883	18,653
Sun Healthcare Group, Inc. (I)	5,563	49,455
Sunrise Senior Living, Inc. (I)(L)	5,717	22,468
The Ensign Group, Inc.	1,393	23,207
Triple-S Management Corp., Class B (I)	2,622	45,439
Universal American Financial Corp. (I)	3,405	49,066
US Physical Therapy, Inc. (I)	1,625	26,650
WellCare Health Plans, Inc. (I)	5,188	138,520

		4,225,288
Health Care Technology - 0.67%
AMICAS, Inc. (I)	4,910	28,822
athenahealth, Inc. (I)(L)	4,099	151,007
Computer Programs & Systems, Inc. (L)	1,195	42,948
Eclipsys Corp. (I)	6,948	129,302
MedAssets, Inc. (I)	4,789	103,682
Medidata Solutions, Inc. (I)	927	14,294
Merge Healthcare, Inc. (I)	3,665	7,843
Omnicell, Inc. (I)	3,965	53,646
Phase Forward, Inc. (I)	5,298	63,205
Quality Systems, Inc. (L)	2,874	164,508
Transcend Services, Inc. (I)	877	17,110
Vital Images, Inc. (I)	2,032	32,187

		808,554
Life Sciences Tools & Services - 0.75%
Accelrys, Inc. (I)	4,035	25,178
Affymetrix, Inc. (I)	8,859	64,759
Albany Molecular Research, Inc. (I)	3,025	27,165
Bruker Corp. (I)	5,960	74,500
Cambrex Corp. (I)	4,210	15,872
Dionex Corp. (I)	2,125	145,138
Enzo Biochem, Inc. (I)	4,417	23,101
eResearch Technology, Inc. (I)	5,447	32,954
Harvard Bioscience, Inc. (I)	4,175	14,571
Kendle International, Inc. (I)	1,919	32,681
Luminex Corp. (I)	5,130	75,155
Parexel International Corp. (I)	7,102	143,105
Sequenom, Inc. (I)(L)	7,858	50,841
Varian, Inc. (I)(L)	3,487	180,208

		905,228
Pharmaceuticals - 1.45%
Adolor Corp. (I)	7,649	11,703
Akorn, Inc. (I)(L)	8,442	12,832
Ardea Biosciences, Inc. (I)(L)	1,897	27,013
Auxilium Pharmaceuticals, Inc. (I)(L)	5,706	172,321
AVANIR Pharmaceuticals (I)(L)	8,224	15,379
BioMimetic Therapeutics, Inc. (I)	1,875	21,806
BMP Sunstone Corp. (I)(L)	4,320	23,328
Cadence Pharmaceuticals, Inc. (I)(L)	3,240	27,799
Cumberland Pharmaceuticals, Inc. (I)	1,085	12,044
Cypress Biosciences, Inc. (I)	4,954	25,959
DepoMed, Inc. (I)	6,859	18,794
Durect Corp. (I)	11,487	27,454
Endo Pharmaceuticals, Inc. (I)	156	172
Hi-Tech Pharmacal Company, Inc. (I)	1,119	24,070
Impax Laboratories, Inc. (I)	7,582	116,839
Inspire Pharmaceuticals, Inc. (I)	7,647	47,258

The accompanying notes are an integral part of the financial statements.	179

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Ista Pharmaceuticals, Inc. (I)	4,520	$15,865
Javelin Pharmaceuticals, Inc. (I)	7,507	10,960
K-V Pharmaceutical Company, Class A (I)	4,970	15,705
MAP Pharmaceuticals, Inc. (I)(L)	1,220	16,738
Medicines Company (I)	6,699	51,582
Medicis Pharmaceutical Corp., Class A	7,278	163,755
Nektar Therapeutics (I)	11,529	142,844
Obagi Medical Products, Inc. (I)	2,365	24,194
Optimer Pharmaceuticals, Inc. (I)(L)	3,624	43,307
Pain Therapeutics, Inc. (I)	4,819	29,155
Par Pharmaceutical Companies, Inc. (I)	4,334	108,480
POZEN, Inc. (I)	3,525	21,185
Questcor Pharmaceuticals, Inc. (I)	7,309	34,206
Salix Pharmaceuticals, Ltd. (I)	6,927	197,835
Santarus, Inc. (I)	6,774	28,519
Supergen, Inc. (I)	8,024	22,146
ViroPharma, Inc. (I)	9,602	119,641
Vivus, Inc. (I)(L)	10,007	84,059
XenoPort, Inc. (I)(L)	3,723	29,784

		1,744,731

		16,455,863
Industrials - 14.76%
Aerospace & Defense - 1.66%
AAR Corp. (I)(L)	4,755	107,843
Aerovironment, Inc. (I)(L)	1,643	39,843
American Science & Engineering, Inc.	1,117	83,004
Applied Signal Technology, Inc.	1,694	31,288
Argon ST, Inc. (I)	1,677	41,254
Ascent Solar Technologies, Inc. (I)(L)	2,541	10,189
Astronics Corp. (I)	1,360	11,927
Ceradyne, Inc. (I)	3,231	72,827
Cubic Corp.	1,872	64,565
Curtiss-Wright Corp.	5,507	176,499
DigitalGlobe, Inc. (I)	1,802	42,996
Ducommun, Inc.	1,453	25,413
DynCorp International, Inc. (I)	3,066	34,339
Esterline Technologies Corp. (I)	3,630	149,375
GenCorp, Inc. (I)(L)	6,298	27,207
GeoEye, Inc. (I)	2,262	53,881
HEICO Corp. (L)	2,849	135,755
Herley Industries, Inc. (I)	1,909	25,619
Hexcel Corp. (I)	11,854	130,631
Ladish Company, Inc. (I)	2,079	34,969
LMI Aerospace, Inc. (I)	1,221	15,494
Moog, Inc., Class A (I)	5,534	187,935
Orbital Sciences Corp., Class A (I)	6,917	127,619
Stanley, Inc. (I)	1,409	35,521
Taser International, Inc. (I)	8,030	60,707
Teledyne Technologies, Inc. (I)	4,397	165,635
Triumph Group, Inc.	2,022	105,831

		1,998,166
Air Freight & Logistics - 0.33%
Air Transport Services Group, Inc. (I)	7,164	18,197
Atlas Air Worldwide Holdings, Inc. (I)	2,584	116,487
Dynamex, Inc. (I)	1,382	24,047
Forward Air Corp.	3,625	88,668
Hub Group, Inc., Class A (I)	4,572	123,307
Pacer International, Inc. (I)	5,047	24,276

		394,982
Airlines - 0.98%
Airtran Holdings, Inc. (I)(L)	16,647	80,239
Alaska Air Group, Inc. (I)	4,454	155,890

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Airlines (continued)
Allegiant Travel Company (I)(L)	1,848	$96,355
Hawaiian Holdings, Inc. (I)	6,528	50,788
JetBlue Airways Corp. (I)(L)	31,035	163,865
Republic Airways Holdings, Inc. (I)	4,436	27,015
SkyWest, Inc.	6,774	99,984
UAL Corp. (I)(L)	20,553	352,484
US Airways Group, Inc. (I)(L)	20,021	146,754

		1,173,374
Building Products - 0.55%
Aaon, Inc.	1,607	33,811
American Woodmark Corp.	1,366	25,694
Ameron International Corp.	1,149	79,132
Apogee Enterprises, Inc.	3,549	50,715
Builders FirstSource, Inc. (I)	4,640	13,920
Gibraltar Industries, Inc. (I)	3,389	39,584
Griffon Corp. (I)	5,412	67,001
Insteel Industries, Inc.	2,345	23,802
NCI Building Systems, Inc. (I)	11,911	22,631
Quanex Building Products Corp.	4,659	72,587
Simpson Manufacturing Company, Inc.	4,663	114,617
Trex Company, Inc. (I)(L)	2,006	40,100
Universal Forest Products, Inc.	2,360	83,166

		666,760
Commercial Services & Supplies - 2.28%
ABM Industries, Inc.	5,631	115,323
ACCO Brands Corp. (I)	6,805	48,792
American Reprographics Company (I)	4,695	33,616
APAC Customer Services, Inc. (I)(L)	3,200	16,576
ATC Technology Corp. (I)	2,429	54,434
Bowne & Company, Inc.	4,901	54,548
Cenveo, Inc. (I)(L)	6,698	49,967
Clean Harbors, Inc. (I)	2,594	147,443
Consolidated Graphics, Inc. (I)	1,223	54,472
Cornell Corrections, Inc. (I)	1,425	26,562
Courier Corp.	1,444	22,223
Deluxe Corp.	6,314	113,336
EnergySolutions, Inc.	9,352	56,860
EnerNOC, Inc. (I)	1,740	46,006
Ennis Business Forms, Inc.	3,223	49,538
Fuel Tech, Inc. (I)	2,423	15,871
G & K Services, Inc., Class A	2,304	57,531
Healthcare Services Group, Inc.	5,247	115,224
Herman Miller, Inc.	6,547	119,155
HNI Corp. (L)	5,453	129,618
Innerworkings, Inc. (I)	3,266	18,518
Interface, Inc., Class A	6,001	51,609
Kimball International, Inc., Class B	4,132	27,313
Knoll, Inc.	5,811	69,848
M & F Worldwide Corp. (I)	1,355	43,888
McGrath Rentcorp	2,955	70,684
Metalico, Inc. (I)	4,359	23,931
Mine Safety Appliances Company	3,266	82,924
Mobile Mini, Inc. (I)	4,395	59,728
Multi-Color Corp.	1,478	18,682
Perma-Fix Environmental Services, Inc. (I)	7,280	14,050
Rollins, Inc.	5,174	109,948
Schawk, Inc., Class A	1,916	25,119
Standard Parking Corp. (I)	1,092	17,931
Standard Register Company	2,445	13,448
Steelcase, Inc. Class A	8,843	58,099
SYKES Enterprises, Inc. (I)	4,578	109,002
Team, Inc. (I)	2,421	43,893
Tetra Tech, Inc. (I)	7,318	153,093

The accompanying notes are an integral part of the financial statements.	180

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
The Geo Group, Inc. (I)	6,274	$124,037
U.S. Ecology Corp.	2,340	34,843
United Stationers, Inc. (I)	2,881	164,534
Viad Corp.	2,582	49,342
Waste Services, Inc. (I)	2,314	23,325

		2,734,884
Construction & Engineering - 0.84%
Argan, Inc. (I)(L)	1,134	17,679
Comfort Systems USA, Inc.	4,892	57,334
Dycom Industries, Inc. (I)	5,016	45,294
EMCOR Group, Inc. (I)	8,084	186,094
Furmanite Corp. (I)	5,219	18,893
Granite Construction, Inc.	4,236	117,041
Great Lakes Dredge & Dock Corp.	5,276	23,900
Insituform Technologies, Inc., Class A (I)	4,797	117,814
Layne Christensen Company (I)	2,440	67,295
Mastec, Inc. (I)	6,444	85,319
Michael Baker Corp. (I)	1,006	34,043
MYR Group, Inc. (I)	2,205	34,861
Northwest Pipe Company (I)	1,193	28,191
Orion Marine Group, Inc. (I)	3,339	58,633
Pike Electric Corp. (I)	2,146	18,069
Sterling Construction Company, Inc. (I)	1,765	34,647
Tutor Perini Corp. (I)(L)	3,233	63,916

		1,009,023
Electrical Equipment - 2.01%
A.O. Smith Corp.	2,665	120,725
Acuity Brands, Inc. (L)	5,295	206,399
Advanced Battery Technologies, Inc. (I)(L)	7,069	27,498
American Superconductor Corp. (I)(L)	5,321	148,988
AZZ, Inc.	1,533	48,152
Baldor Electric Company	5,735	180,194
Belden, Inc.	5,735	121,467
Broadwind Energy, Inc. (I)	3,934	19,473
China BAK Battery, Inc. (I)(L)	5,363	12,120
Encore Wire Corp. (L)	2,264	45,506
Ener1, Inc. (I)(L)	6,137	25,960
Energy Conversion Devices, Inc. (I)(L)	5,759	41,465
EnerSys, Inc. (I)	4,938	112,537
Evergreen Solar, Inc. (I)(L)	24,295	27,210
Franklin Electric, Inc.	2,847	81,196
Fuelcell Energy, Inc. (I)(L)	9,647	27,108
Fushi Copperweld, Inc. (I)	2,090	19,082
GrafTech International, Ltd. (I)	14,762	184,377
GT Solar International, Inc. (I)(L)	3,878	23,074
Harbin Electric, Inc. (I)(L)	1,886	35,702
II-VI, Inc. (I)	3,033	85,045
LaBarge, Inc. (I)	1,568	18,832
LSI Industries, Inc.	2,633	16,140
Microvision, Inc. (I)(L)	9,973	21,941
Orion Energy Systems, Inc. (I)	2,628	13,560
Polypore International, Inc. (I)	2,868	42,934
Powell Industries, Inc. (I)	982	28,282
PowerSecure International, Inc. (I)	2,365	17,596
Regal-Beloit Corp.	4,361	246,048
SatCon Technology Corp. (I)(L)	9,612	22,492
Vicor Corp. (I)	2,486	23,642
W.H. Brady Company, Class A	5,852	163,973
Woodward Governor Company	7,385	212,614

		2,421,332
Industrial Conglomerates - 0.25%
Otter Tail Corp.	4,336	86,677
Raven Industries, Inc.	1,979	57,985

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Conglomerates (continued)
Seaboard Corp.	40	$50,840
Standex International Corp.	1,626	40,487
Tredegar Industries, Inc.	3,712	62,176

		298,165
Machinery - 2.62%
3D Systems Corp. (I)	2,382	33,729
Actuant Corp., Class A	8,329	150,838
Alamo Group, Inc.	932	16,599
Albany International Corp., Class A	3,376	65,224
Altra Holdings, Inc. (I)	3,405	39,328
American Railcar Industries, Inc.	1,451	13,712
Ampco-Pittsburgh Corp.	1,094	28,181
Astec Industries, Inc. (I)	2,156	52,369
Badger Meter, Inc. (L)	1,838	66,039
Barnes Group, Inc.	5,737	92,136
Blount International, Inc. (I)	4,939	54,477
Briggs & Stratton Corp.	6,107	106,934
Cascade Corp.	1,138	31,432
Chart Industries, Inc. (I)	3,554	72,359
China Fire & Security Group, Inc. (I)(L)	1,740	24,482
Circor International, Inc.	2,132	65,900
Clarcor, Inc.	6,161	201,773
Colfax Corp. (I)	3,001	34,001
Columbus McKinnon Corp. (I)	2,352	33,845
Dynamic Materials Corp.	1,669	30,242
Energy Recovery, Inc. (I)	4,371	28,018
EnPro Industries, Inc. (I)	2,496	69,089
ESCO Technologies, Inc.	3,228	105,588
Federal Signal Corp.	6,229	47,776
Flow International Corp. (I)	6,746	21,790
Force Protection, Inc. (I)	8,814	47,243
Freightcar America, Inc.	1,608	34,041
Gorman-Rupp Company (L)	1,805	42,418
Graham Corp.	1,345	21,708
Greenbrier Companies, Inc. (I)(L)	2,270	20,861
Hurco Companies, Inc. (I)	1,013	17,576
John Bean Technologies Corp.	3,435	56,162
K-Tron International, Inc. (I)	322	48,126
Kadant, Inc. (I)	1,666	22,624
Kaydon Corp.	4,047	131,528
L.B. Foster Company (I)	1,323	40,232
Lindsay Corp. (L)	1,554	57,203
Metropolitan Pro Corp.	2,138	20,311
Middleby Corp. (I)	2,009	93,198
Miller Industries, Inc. (I)	1,473	17,381
Mueller Industries, Inc.	4,570	102,277
Mueller Water Products, Inc.	19,194	88,868
NACCO Industries, Inc., Class A	670	31,356
Nordson Corp.	4,093	269,319
PMFG, Inc. (I)	1,740	24,360
RBC Bearings, Inc. (I)	2,686	68,036
Robbins & Myers, Inc.	3,267	78,963
Sauer-Danfoss, Inc. (I)	1,462	17,588
SmartHeat, Inc. (I)	1,154	13,813
Sun Hydraulics, Inc.	1,556	37,640
Tecumseh Products Company, Class A (I)	2,437	30,731
Tennant Company	2,282	54,449
The Eastern Company	899	11,588
Titan International, Inc. (L)	4,500	37,125
TriMas Corp. (I)	2,154	13,118
Twin Disc, Inc.	1,235	13,499
Watts Water Technologies, Inc., Class A	3,568	104,043

		3,153,246

The accompanying notes are an integral part of the financial statements.	181

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Marine - 0.16%
American Commercial Lines, Inc. (I)	1,179	$27,412
Eagle Bulk Shipping, Inc. (I)(L)	7,929	41,469
Genco Shipping & Trading, Ltd. (I)(L)	3,229	67,809
Horizon Lines, Inc. (L)	4,202	16,976
International Shipholding Corp.	738	20,745
Ultrapetrol Bahamas, Ltd. (I)	3,206	16,543

		190,954
Professional Services - 1.34%
Acacia Research - Acacia Technologies (I)	4,091	40,583
Administaff, Inc.	2,602	46,888
Barrett Business Services, Inc.	1,269	15,418
CBIZ, Inc. (I)	5,466	34,053
CDI Corp.	1,662	23,750
COMSYS IT Partners, Inc. (I)	1,921	33,579
Corporate Executive Board Company	4,173	95,478
CoStar Group, Inc. (I)(L)	2,405	94,637
CRA International, Inc. (I)	1,413	37,586
Diamond Management & Technology
Consultants, Inc.	3,263	23,657
Exponent, Inc. (I)	1,676	44,632
Franklin Covey Company (I)	1,975	11,554
GP Strategies Corp. (I)	2,388	18,770
Heidrick & Struggles International, Inc.	2,086	56,259
Hill International, Inc. (I)	3,286	17,317
Huron Consulting Group, Inc. (I)	2,690	63,699
ICF International, Inc. (I)	1,370	32,099
Kelly Services, Inc., Class A (I)	3,311	52,082
Kforce, Inc. (I)	3,541	47,166
Korn/Ferry International (I)	5,484	93,667
Mistras Group, Inc. (I)	1,293	17,637
Navigant Consulting Company (I)	6,149	71,513
Odyssey Marine Exploration, Inc. (I)(L)	8,784	11,156
On Assignment, Inc. (I)	4,729	31,164
Resources Connection, Inc. (I)	5,486	93,481
School Specialty, Inc. (I)	2,367	50,535
SFN Group, Inc. (I)	6,589	51,855
The Advisory Board Company (I)	1,911	60,693
Towers Watson & Company	5,169	228,315
TrueBlue, Inc. (I)	5,382	71,419
Volt Information Sciences, Inc. (I)	1,649	17,562
VSE Corp.	527	22,413

		1,610,617
Road & Rail - 0.96%
AMERCO, Inc. (I)	1,099	57,621
Arkansas Best Corp.	3,150	82,656
Avis Budget Group, Inc. (I)(L)	12,541	131,931
Celadon Group, Inc. (I)	2,992	36,562
Dollar Thrifty Automotive Group, Inc. (I)	3,384	101,655
Genesee & Wyoming, Inc., Class A (I)	4,644	147,911
Heartland Express, Inc. (L)	6,115	93,621
Knight Transportation, Inc. (L)	7,001	138,270
Marten Transport, Ltd. (I)	2,012	37,906
Old Dominion Freight Lines, Inc. (I)	3,437	105,653
Patriot Transportation Holding, Inc. (I)	176	15,676
RailAmerica, Inc. (I)	2,787	32,998
Saia, Inc. (I)	1,837	23,256
Universal Truckload Services, Inc. (I)	849	15,104
USA Truck, Inc. (I)	1,423	18,855
Werner Enterprises, Inc. (L)	5,203	116,079

		1,155,754
Trading Companies & Distributors - 0.77%
Aceto Corp.	3,608	18,870
Aircastle, Ltd.	5,871	57,125

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
Applied Industrial Technologies, Inc.	5,144	$115,946
Beacon Roofing Supply, Inc. (I)	5,630	97,962
DXP Enterprises, Inc. (I)	1,105	11,945
H&E Equipment Services, Inc. (I)	3,472	33,748
Houston Wire & Cable Company (L)	2,321	28,479
Interline Brands, Inc. (I)	4,030	71,331
Kaman Corp., Class A	3,169	75,898
RSC Holdings, Inc. (I)(L)	6,258	44,119
Rush Enterprises, Inc., Class A (I)	4,130	45,141
TAL International Group, Inc.	1,980	36,095
Textainer Group Holdings, Ltd.	1,080	22,302
Titan Machinery, Inc. (I)	1,733	20,640
United Rentals, Inc. (I)	7,566	57,123
Watsco, Inc. (L)	3,191	184,567

		921,291
Transportation Infrastructure - 0.01%
CAI International, Inc. (I)	1,348	13,305

		17,741,853
Information Technology - 17.57%
Communications Equipment - 2.99%
3Com Corp. (I)	48,265	368,262
Acme Packet, Inc. (I)	4,812	80,216
ADC Telecommunications, Inc. (I)(L)	12,073	76,543
ADTRAN, Inc. (L)	6,707	156,810
Airvana, Inc. (I)	3,240	24,721
Anaren, Inc. (I)	1,974	24,280
Arris Group, Inc. (I)	15,240	157,277
Aruba Networks, Inc. (I)	7,279	85,383
Aviat Networks Incaviat Networks, Inc.	7,430	45,695
Bel Fuse, Inc., Class B	1,325	30,117
BigBand Networks, Inc. (I)	4,655	13,406
Black Box Corp.	2,159	62,460
Blue Coat Systems, Inc. (I)	4,843	140,350
Cogo Group, Inc. (I)	3,146	22,148
Comtech Telecommunications Corp. (I)(L)	3,462	109,468
DG Fastchannel, Inc. (I)	2,554	82,724
Digi International, Inc. (I)	3,259	33,079
Emcore Corp. (I)(L)	11,316	13,353
EMS Technologies, Inc. (I)	1,979	27,152
Emulex Corp. (I)	10,207	129,629
Extreme Networks, Inc. (I)	11,570	31,818
Globecomm Systems, Inc. (I)	2,900	22,127
Harmonic, Inc. (I)	11,931	78,267
Hughes Communications, Inc. (I)	1,130	31,832
Infinera Corp. (I)	10,373	78,627
InterDigital, Inc. (I)	5,378	137,946
Ixia (I)	3,977	30,782
KVH Industries, Inc. (I)	1,855	22,631
Loral Space & Communications, Inc. (I)	1,305	42,452
NETGEAR, Inc. (I)	4,207	106,647
Network Equipment Technologies, Inc. (I)	4,269	21,772
Oplink Communications, Inc. (I)	2,593	40,036
Palm, Inc. (I)(L)	20,309	123,885
PC-Tel, Inc. (I)	2,757	16,790
Plantronics, Inc.	6,004	170,694
Polycom, Inc. (I)	10,247	267,549
Powerwave Technologies, Inc. (I)	17,610	20,604
Riverbed Technology, Inc. (I)(L)	6,706	182,739
Seachange International, Inc. (I)	4,353	30,819
ShoreTel, Inc. (I)	5,604	33,624
Sonus Networks, Inc. (I)	25,680	54,698
Sycamore Networks, Inc.	2,391	46,051
Symmetricom, Inc. (I)	5,847	34,322

The accompanying notes are an integral part of the financial statements.	182

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Tekelec, Inc. (I)	8,178	$135,101
UTStarcom, Inc. (I)(L)	14,664	31,968
Viasat, Inc. (I)	3,789	115,186

		3,592,040
Computers & Peripherals - 0.79%
3PAR, Inc. (I)(L)	3,396	31,345
ActivIdentity Corp. (I)	6,938	17,276
Adaptec, Inc. (I)	15,064	46,397
Avid Technology, Inc. (I)	3,530	47,479
Compellent Technologies, Inc. (I)	2,066	32,085
Cray, Inc. (I)	4,403	23,072
Electronics for Imaging, Inc. (I)	6,064	71,919
Imation Corp. (I)	3,801	34,969
Immersion Corp. (I)	4,020	16,442
Intermec, Inc. (I)	7,569	107,783
Intevac, Inc. (I)	2,770	39,251
Isilon Systems, Inc. (I)	3,256	24,062
Netezza Corp. (I)	5,858	53,542
Novatel Wireless, Inc. (I)	3,943	26,260
Quantum Corp. (I)	25,969	64,403
Rimage Corp. (I)	1,305	19,301
Silicon Graphics International Corp. (I)	3,960	42,530
STEC, Inc. (I)(L)	3,063	31,488
Stratasys, Inc. (I)	2,526	66,611
Super Micro Computer, Inc. (I)	2,935	44,054
Synaptics, Inc. (I)(L)	4,214	112,514

		952,783
Electronic Equipment, Instruments & Components - 2.07%
Agilysys, Inc.	2,060	22,495
Anixter International, Inc. (I)	3,628	151,433
Benchmark Electronics, Inc. (I)	7,956	157,529
Brightpoint, Inc. (I)	6,225	44,384
Checkpoint Systems, Inc. (I)	4,772	98,399
China Security & Surveillance
Technology, Inc. (I)(L)	5,599	38,633
Cogent, Inc. (I)	5,261	52,084
Cognex Corp.	4,862	91,892
Coherent, Inc. (I)	2,668	84,816
Comverge, Inc. (I)(L)	2,485	24,105
CPI International, Inc. (I)	1,041	12,836
CTS Corp.	4,376	34,833
Daktronics, Inc.	4,263	32,271
DTS, Inc. (I)	2,131	68,192
Echelon Corp. (I)(L)	4,010	32,962
Electro Rent Corp.	2,455	28,552
Electro Scientific Industries, Inc. (I)	3,511	43,923
FARO Technologies, Inc. (I)	2,127	50,920
ICx Technologies, Inc. (I)(L)	1,567	10,201
Insight Enterprises, Inc. (I)	5,716	73,108
IPG Photonics Corp. (I)	2,871	45,419
L-1 Identity Solutions, Inc. (I)(L)	9,326	79,458
Littelfuse, Inc. (I)	2,675	95,203
Maxwell Technologies, Inc. (I)(L)	2,793	38,711
Measurement Specialties, Inc. (I)	2,042	28,956
Mercury Computer Systems, Inc. (I)	2,861	34,961
Methode Electronics, Inc.	4,834	60,135
MTS Systems Corp.	2,079	56,590
Multi-Fineline Electronix, Inc. (I)	1,204	26,247
Newport Corp. (I)	4,638	48,885
OSI Systems, Inc. (I)	1,941	59,860
Park Electrochemical Corp.	2,519	68,466
Plexus Corp. (I)	4,825	166,414
Power-One, Inc. (I)(L)	9,674	36,664

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
RadiSys Corp. (I)	3,072	$25,283
Rofin-Sinar Technologies, Inc. (I)	3,570	73,149
Rogers Corp. (I)	1,955	53,665
ScanSource, Inc. (I)	3,246	84,396
Smart Modular Technologies (WWH), Inc. (I)	4,739	30,330
Spectrum Control, Inc. (I)	1,960	22,658
SYNNEX Corp. (I)(L)	2,355	67,447
Technitrol, Inc. (L)	5,357	23,571
TTM Technologies, Inc. (I)	5,387	46,005
Universal Display Corp. (I)(L)	3,666	38,603
Zygo Corp. (I)	2,335	22,883

		2,487,527
Internet Software & Services - 1.73%
Ancestry.com, Inc. (I)	932	14,847
Archipelago Learning, Inc. (I)	903	16,408
Art Technology Group, Inc. (I)	15,809	62,762
comScore, Inc. (I)	2,712	42,090
Constant Contact, Inc. (I)(L)	3,084	57,578
DealerTrack Holdings, Inc. (I)	4,673	66,450
Dice Holdings, Inc. (I)	2,064	13,622
Digital River, Inc. (I)	4,737	124,536
DivX, Inc. (I)	4,507	27,222
Earthlink, Inc.	13,225	110,297
GSI Commerce, Inc. (I)	3,755	93,762
InfoSpace, Inc. (I)	4,572	46,086
Innodata Isogen, Inc. (I)(L)	2,897	14,311
Internap Network Services Corp. (I)	6,583	33,112
Internet Brands, Inc., Class A (I)	3,630	29,911
Internet Capital Group, Inc. (I)	4,794	32,599
J2 Global Communications, Inc. (I)	5,531	120,023
Keynote Systems, Inc.	1,714	18,066
Limelight Networks, Inc. (I)	4,331	15,938
Liquidity Services, Inc. (I)	1,983	24,391
Liveperson, Inc. (I)	5,258	36,648
LogMeIn, Inc. (I)	929	17,428
LoopNet, Inc. (I)	2,541	24,012
Marchex, Inc., Class B	3,085	15,857
MercadoLibre, Inc. (I)(L)	3,178	130,743
ModusLink Global Solutions, Inc. (I)	5,753	56,955
Move, Inc. (I)	20,153	31,640
NIC, Inc.	6,263	46,785
OpenTable, Inc. (I)(L)	388	13,223
Openwave Systems, Inc. (I)	11,018	28,537
Perficient, Inc. (I)	3,702	41,092
Rackspace Hosting, Inc. (I)(L)	8,168	161,971
RealNetworks, Inc. (I)	10,606	48,788
Saba Software, Inc. (I)	3,591	18,170
SAVVIS, Inc. (I)	4,478	63,095
Support.com, Inc. (I)	6,871	20,201
Switch & Data Facilities Company, Inc. (I)	2,525	45,172
Terremark Worldwide, Inc. (I)	7,383	53,158
The Knot, Inc. (I)	3,854	29,483
United Online, Inc.	10,520	65,855
ValueClick, Inc. (I)	10,799	102,483
Vocus, Inc. (I)	2,155	30,666
Web.com Group, Inc. (I)	3,530	16,803
Zix Corp. (I)(L)	9,179	17,715

		2,080,491
IT Services - 2.16%
Acxiom Corp. (I)	8,351	140,798
CACI International, Inc., Class A (I)	3,616	179,209
Cass Information Systems, Inc.	1,055	31,935

The accompanying notes are an integral part of the financial statements.	183

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
China Information Security
Technology, Inc. (I)	3,529	$17,363
CIBER, Inc. (I)	8,978	33,488
Computer Task Group, Inc. (I)	2,105	15,935
CSG Systems International, Inc. (I)	4,301	86,536
Cybersource Corp. (I)(L)	8,524	146,016
Euronet Worldwide, Inc. (I)(L)	5,945	107,723
Exlservice Holdings, Inc. (I)	1,856	31,923
Forrester Research, Inc. (I)	1,882	56,366
Gartner Group, Inc., Class A (I)	8,344	198,504
Global Cash Access, Inc. (I)	4,763	35,675
Heartland Payment Systems, Inc.	4,699	71,848
iGate Corp.	2,814	25,720
infoGROUP, Inc. (I)	4,322	34,706
Information Services Group, Inc. (I)	3,686	10,947
Integral Systems, Inc. (I)	2,567	21,974
Lionbridge Technologies, Inc. (I)	8,064	25,805
ManTech International Corp. (I)	2,629	129,820
MAXIMUS, Inc.	2,090	120,342
MoneyGram International, Inc. (I)(L)	10,944	30,315
NCI, Inc. (I)	871	24,536
Ness Technologies, Inc. (I)	5,123	29,201
Online Resources Corp. (I)	3,504	12,860
RightNow Technologies, Inc. (I)	2,706	42,105
Sapient Corp.	10,443	94,196
SRA International, Inc., Class A (I)	5,147	98,102
StarTek, Inc. (I)	1,745	11,395
Syntel, Inc. (L)	1,532	51,935
TeleTech Holdings, Inc. (I)(L)	3,914	68,456
The Hackett Group, Inc. (I)	5,571	15,320
Tier Technologies, Inc., Class B (I)	2,547	18,899
TNS, Inc. (I)	3,109	73,466
Unisys Corp. (I)	5,201	181,567
VeriFone Holdings, Inc. (I)	8,867	171,133
Virtusa Corp. (I)	1,819	16,553
Wright Express Corp. (I)	4,671	132,283

		2,594,955
Semiconductors & Semiconductor Equipment - 3.59%
Actel Corp. (I)	3,329	42,644
Advanced Analogic Technologies, Inc. (I)	6,071	19,913
Advanced Energy Industries, Inc. (I)(L)	4,094	59,445
Amkor Technology, Inc. (I)(L)	13,518	81,378
Anadigics, Inc. (I)	8,297	34,101
Applied Micro Circuits Corp. (I)	8,151	72,870
Atheros Communications, Inc. (I)(L)	7,917	284,141
ATMI, Inc. (I)	3,908	65,811
Brooks Automation, Inc. (I)	8,007	69,180
Cabot Microelectronics Corp. (I)	2,847	100,784
Cavium Networks, Inc. (I)	4,469	106,809
Ceva, Inc. (I)	2,558	29,903
Cirrus Logic, Inc. (I)	8,245	58,869
Cohu, Inc.	3,014	40,388
CSR PLC (I)	5,690	41,209
Cymer, Inc. (I)	3,620	113,378
Diodes, Inc. (I)	4,019	78,813
DSP Group, Inc. (I)	3,336	24,453
Entegris, Inc. (I)	16,163	72,410
Entropic Communications, Inc. (I)	6,836	24,746
Exar Corp. (I)	4,586	33,891
FEI Company (I)	4,591	97,696
FormFactor, Inc. (I)	6,065	99,769
GSI Technology, Inc.	2,668	11,926
Hittite Microwave Corp. (I)	2,577	107,564
IXYS Corp. (I)	3,170	26,977

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Kopin Corp. (I)	8,684	$32,999
Kulicke & Soffa Industries, Inc. (I)	8,603	56,608
Lattice Semiconductor Corp. (I)	14,965	42,950
Micrel, Inc.	5,742	56,559
Microsemi Corp. (I)	9,991	154,960
Microtune, Inc. (I)	8,201	19,436
MIPS Technologies, Inc., Class A (I)	5,877	24,742
MKS Instruments, Inc. (I)	6,048	109,045
Monolithic Power Systems, Inc. (I)	4,172	84,733
Netlogic Microsystems, Inc. (I)	2,906	157,476
NVE Corp. (I)(L)	620	27,565
OmniVision Technologies, Inc. (I)	6,170	89,650
Pericom Semiconductor Corp. (I)	3,271	30,715
Photronics, Inc. (I)	6,865	30,206
PLX Technology, Inc. (I)	5,110	23,199
Power Integrations, Inc.	2,891	103,960
RF Micro Devices, Inc. (I)	32,768	137,953
Rubicon Technology, Inc. (I)(L)	1,588	24,932
Rudolph Technologies, Inc. (I)	4,092	32,572
Semtech Corp. (I)	7,421	117,771
Sigma Designs, Inc. (I)(L)	3,432	40,154
Silicon Image, Inc. (I)	10,110	24,466
Silicon Storage Technology, Inc. (I)	10,687	34,092
Skyworks Solutions, Inc. (I)(L)	20,527	313,447
Standard Microsystems Corp. (I)	2,734	53,368
Supertex, Inc. (I)	1,393	33,307
Techwell, Inc. (I)	2,090	26,230
Tessera Technologies, Inc. (I)	5,992	107,616
Trident Microsystems, Inc. (I)	9,167	13,567
TriQuint Semiconductor, Inc. (I)	18,176	130,685
Ultratech, Inc. (I)	3,003	38,739
Veeco Instruments, Inc. (I)	4,779	162,964
Virage Logic Corp. (I)	2,346	16,211
Volterra Semiconductor Corp. (I)	2,862	62,477
White Electronic Designs Corp. (I)	3,832	20,041
Zoran Corp. (I)	6,462	73,279

		4,307,742
Software - 4.24%
ACI Worldwide, Inc. (I)	4,399	80,238
Actuate Corp. (I)	6,056	32,460
Advent Software, Inc. (I)(L)	1,873	75,519
American Software, Inc., Class A	3,110	17,976
ArcSight, Inc. (I)	2,283	61,184
Ariba, Inc. (I)	10,784	129,516
AsiaInfo Holdings, Inc. (I)	3,669	89,597
Blackbaud, Inc.	5,393	125,549
Blackboard, Inc. (I)	3,901	152,451
Bottomline Technologies, Inc. (I)	3,173	50,419
Chordiant Software, Inc. (I)	4,590	16,708
Commvault Systems, Inc. (I)	5,143	112,632
Concur Technologies, Inc. (I)	4,893	192,491
Deltek, Inc. (I)	2,328	17,902
DemandTec, Inc. (I)	2,620	15,379
Double-Take Software, Inc. (I)	2,388	21,182
Dynamics Research Corp. (I)	1,404	14,461
Ebix, Inc. (I)(L)	2,571	37,331
Epicor Software Corp. (I)	6,027	51,651
EPIQ Systems, Inc. (I)	4,136	48,060
Fair Isaac Corp.	5,983	137,370
Falconstor Software, Inc. (I)	4,621	16,405
Fortinet, Inc. (I)	1,552	26,663
GSE Systems, Inc. (I)	2,823	16,148
Informatica Corp. (I)	10,692	272,860
Interactive Intelligence, Inc. (I)	1,599	31,500

The accompanying notes are an integral part of the financial statements.	184

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Jack Henry & Associates, Inc.	10,063	$227,223
JDA Software Group, Inc. (I)	4,121	116,624
Kenexa Corp. (I)	2,879	28,416
Lawson Software, Inc. (I)	17,040	102,581
Manhattan Associates, Inc. (I)	2,879	72,752
Mentor Graphics Corp. (I)	11,695	97,302
MicroStrategy, Inc., Class A (I)	1,118	99,155
Monotype Imaging Holdings, Inc. (I)	2,833	26,942
Net 1 UEPS Technologies, Inc. (I)	3,834	67,670
Netscout Systems, Inc. (I)	3,137	45,769
NetSuite, Inc. (I)(L)	2,131	26,339
Opnet Technologies, Inc.	1,894	28,088
Parametric Technology Corp. (I)(L)	14,210	247,396
Pegasystems, Inc.	1,845	66,420
Phoenix Technology, Ltd. (I)	5,155	14,279
Progress Software Corp. (I)	4,902	137,354
PROS Holdings, Inc. (I)	2,631	22,916
Quest Software, Inc. (I)	7,443	125,415
Radiant Systems, Inc. (I)	3,574	39,922
Rosetta Stone, Inc. (I)	806	17,732
S1 Corp. (I)	6,970	43,284
Smith Micro Software, Inc. (I)	3,720	32,587
SolarWinds, Inc. (I)	1,519	28,572
Solera Holdings, Inc.	8,522	291,112
SonicWALL, Inc. (I)	6,808	54,532
Sourcefire, Inc. (I)	2,757	64,404
SuccessFactors, Inc. (I)	5,729	103,752
Symyx Technologies, Inc. (I)	4,548	19,829
Synchronoss Technologies, Inc. (I)	2,379	41,418
Take-Two Interactive Software, Inc. (I)(L)	10,017	96,364
Taleo Corp. (I)	4,919	115,793
TeleCommunication Systems, Inc. (I)	4,911	37,422
THQ, Inc. (I)(L)	8,688	52,649
TIBCO Software, Inc. (I)	21,546	197,577
TiVo, Inc. (I)	13,645	129,355
Tyler Technologies, Inc. (I)	3,863	70,152
Ultimate Software Group, Inc. (I)(L)	3,033	93,780
Unica Corp. (I)	2,071	18,142
VASCO Data Security International, Inc. (I)	3,598	28,496
Websense, Inc. (I)	5,533	118,738

		5,091,905

		21,107,443
Materials - 4.37%
Chemicals - 2.13%
A. Schulman, Inc.	2,904	68,418
American Vanguard Corp. (L)	2,620	16,899
Arch Chemicals, Inc.	3,093	95,481
Balchem Corp.	3,379	74,034
Calgon Carbon Corp. (I)(L)	6,752	104,724
China Green Agriculture, Inc. (I)(L)	1,281	18,690
Ferro Corp. (I)	10,144	83,079
H.B. Fuller Company	5,964	125,184
Hawkins, Inc. (L)	1,175	23,441
ICO, Inc.	3,785	29,902
Innophos Holdings, Inc.	2,173	50,457
Innospec, Inc. (I)	3,049	32,472
Koppers Holdings, Inc.	2,571	71,474
Landec Corp. (I)	3,691	22,367
LSB Industries, Inc. (I)	2,206	31,347
Minerals Technologies, Inc.	2,282	111,430
NewMarket Corp.	1,228	109,353
Olin Corp. (L)	9,576	167,676
OM Group, Inc. (I)	3,769	129,729

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Omnova Solutions, Inc. (I)	5,596	$34,248
PolyOne Corp. (I)	11,418	90,773
Quaker Chemical Corp.	1,462	28,962
Rockwood Holdings, Inc. (I)	6,067	145,547
Sensient Technologies Corp.	5,951	157,225
ShengdaTech, Inc. (I)(L)	3,679	23,619
Solutia, Inc. (I)	14,648	206,097
Spartech Corp. (I)	3,916	39,904
Stepan Company	907	43,119
STR Holdings, Inc. (I)	1,524	25,314
W.R. Grace & Company (I)	8,858	256,528
Westlake Chemical Corp.	2,305	46,676
Zep, Inc.	2,712	59,908
Zoltek Companies, Inc. (I)(L)	3,610	32,093

		2,556,170
Construction Materials - 0.11%
Headwaters, Inc. (I)	6,878	34,321
Texas Industries, Inc.	2,928	104,032

		138,353
Containers & Packaging - 0.44%
AEP Industries, Inc. (I)	713	24,884
Boise, Inc. (I)(L)	3,664	17,404
Bway Holding Company (I)	949	14,301
Graphic Packaging Holding Company (I)	14,164	49,291
Myers Industries, Inc.	4,107	38,072
Rock-Tenn Company, Class A	4,698	196,564
Silgan Holdings, Inc.	3,215	183,609

		524,125
Metals & Mining - 0.98%
A. M. Castle & Company	2,159	24,872
Allied Nevada Gold Corp. (I)(L)	6,695	92,123
AMCOL International Corp. (L)	2,915	74,158
Brush Engineered Materials, Inc. (I)	2,566	52,706
Century Aluminum Company (I)	7,112	86,695
China Precision Steel, Inc. (I)(L)	4,507	10,231
Coeur d’Alene Mines Corp. (I)	9,185	134,560
General Moly, Inc. (I)(L)	8,265	19,423
General Steel Holdings, Inc. (I)(L)	2,428	9,931
Haynes International, Inc.	1,528	44,373
Hecla Mining Company (I)(L)	29,065	151,138
Horsehead Holding Corp. (I)	5,396	54,877
Kaiser Aluminum Corp.	1,897	63,341
Olympic Steel, Inc.	1,169	32,335
Paramount Gold and Silver Corp. (I)	10,980	18,117
RTI International Metals, Inc. (I)	3,743	89,944
Stillwater Mining Company (I)	5,158	58,543
U.S. Gold Corp. (I)(L)	9,964	26,803
Universal Stainless & Alloy Products, Inc. (I)	1,045	19,510
Worthington Industries, Inc.	7,461	118,182

		1,181,862
Paper & Forest Products - 0.71%
Buckeye Technologies, Inc. (I)	4,858	53,681
Clearwater Paper Corp. (I)	1,399	67,516
Deltic Timber Corp.	1,326	60,916
Domtar Corp. (I)(L)	5,098	266,472
KapStone Paper and Packaging Corp. (I)	3,515	32,197
Louisiana-Pacific Corp. (I)(L)	15,508	118,016
Neenah Paper, Inc.	1,990	28,198
P.H. Glatfelter Company	5,713	77,126
Schweitzer-Mauduit International, Inc.	2,177	99,924

The accompanying notes are an integral part of the financial statements.	185

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products (continued)
Wausau Paper Corp. (I)	5,438	$46,005

		850,051

		5,250,561
Telecommunication Services - 0.87%
Diversified Telecommunication Services - 0.63%
AboveNet, Inc. (I)	1,529	93,452
Alaska Communications Systems
Group, Inc. (L)	5,813	42,202
Atlantic Tele-Network, Inc.	1,085	47,610
Cbeyond, Inc. (I)(L)	2,895	35,898
Cincinnati Bell, Inc. (I)	25,198	74,586
Cogent Communications Group, Inc. (I)	5,614	55,242
Consolidated Communications Holdings, Inc.	2,935	49,425
General Communication, Inc., Class A (I)	5,483	30,102
Global Crossing, Ltd. (I)	3,625	51,656
Hickory Tech Corp.	2,128	18,301
Iowa Telecommunications Services, Inc.	4,089	66,037
Neutral Tandem, Inc. (I)	4,027	64,915
PAETEC Holding Corp. (I)	15,248	60,382
Premiere Global Services, Inc. (I)	7,607	57,205
SureWest Communications (I)	1,879	16,159

		763,172
Wireless Telecommunication Services - 0.24%
NTELOS Holdings Corp.	3,722	63,572
Shenandoah Telecommunications Company	2,701	48,699
Syniverse Holdings, Inc. (I)	8,348	140,413
USA Mobility, Inc. (I)	3,045	34,287

		286,971

		1,050,143
Utilities - 2.99%
Electric Utilities - 1.13%
Allete, Inc.	3,524	110,830
Central Vermont Public Service Corp.	1,720	33,815
Cleco Corp.	7,277	183,671
El Paso Electric Company (I)	5,517	111,002
Empire District Electric Company (L)	4,418	79,126
IDACORP, Inc.	5,681	187,643
MGE Energy, Inc.	2,765	91,660
PNM Resources, Inc.	10,776	131,683
Portland General Electric Company	9,075	163,259
UIL Holding Corp.	3,623	99,560
Unisource Energy Corp.	4,382	127,691
Unitil Corp. (L)	1,634	35,540

		1,355,480
Gas Utilities - 1.17%
Chesapeake Utilities Corp.	1,313	39,337
New Jersey Resources Corp.	5,056	184,140
Nicor, Inc.	5,444	226,743
Northwest Natural Gas Company	3,171	139,492
Piedmont Natural Gas, Inc.	8,878	229,319
South Jersey Industries, Inc.	3,592	143,213
Southwest Gas Corp.	5,476	156,504
The Laclede Group, Inc.	2,780	91,156
WGL Holdings, Inc.	6,018	197,691

		1,407,595
Independent Power Producers & Energy Traders - 0.01%
US Geothermal, Inc. (I)(L)	9,065	10,062
Multi-Utilities - 0.38%
Avista Corp.	6,638	135,150
Black Hills Corp.	4,752	132,438

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities (continued)
CH Energy Group, Inc.	1,938	$77,501
NorthWestern Corp.	4,365	109,343

		454,432
Water Utilities - 0.30%
American States Water Company	2,312	74,354
Cadiz, Inc. (I)	1,776	21,046
California Water Service Group	2,405	86,291
Connecticut Water Service, Inc.	1,357	30,546
Consolidated Water Company, Ltd.	2,078	25,248
Middlesex Water Company	2,132	35,285
SJW Corp.	1,799	40,370
Southwest Water Company	3,732	25,079
York Water Company	1,996	26,886

		365,105

		3,592,674

TOTAL COMMON STOCKS (Cost $86,530,783)		$116,535,107

PREFERRED STOCKS - 0.03%
Health Care - 0.03%
Health Care Equipment & Supplies - 0.03%
Inverness Medical Innovations, Inc.,
Series B 3.000%	137	35,894

TOTAL PREFERRED STOCKS (Cost $32,504)		$35,894

SHORT-TERM INVESTMENTS - 21.47%
Short-Term Securities* - 2.49%
Federal Home Loan Bank Discount Notes,
0.060%, 03/01/2010	$2,280,000	2,280,000
Federal National Mortgage Association
Disocunt Notes, 0.420%, 12/01/2010	709,000	706,725

		2,986,725
Securities Lending Collateral - 18.98%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)(Y)	2,278,817	22,811,189

TOTAL SHORT-TERM INVESTMENTS (Cost $25,790,012)		$25,797,914

Total Investments (Small Cap Index Fund)
(Cost $112,353,299) - 118.48%		$142,368,915
Other assets and liabilities, net - (18.48%)		(22,202,570)

TOTAL NET ASSETS - 100.00%		$120,166,345

Small Cap Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.74%
Consumer Discretionary - 18.13%
Auto Components - 1.27%
Dana Holding Corp. (I)	2,100	$23,877
Dorman Products, Inc. (I)	391	7,058
Exide Technologies (I)	6,179	35,529
Federal Mogul Corp. (I)	400	7,732
Modine Manufacturing Company (I)	4,700	44,180
Motorcar Parts of America, Inc. (I)	200	1,060
Spartan Motors, Inc.	3,766	21,127
Standard Motor Products, Inc.	3,100	25,141
Superior Industries International, Inc.	4,550	65,748

The accompanying notes are an integral part of the financial statements.	186

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Components (continued)
Tenneco, Inc. (I)	4,784	$96,445
TRW Automotive Holdings Corp. (I)	37,951	1,019,737

		1,347,634
Distributors - 0.05%
Core-Mark Holding Company, Inc. (I)	1,700	54,468
Diversified Consumer Services - 0.35%
Audiovox Corp., Class A (I)	900	6,498
Collectors Universe, Inc.	740	7,037
Jackson Hewitt Tax Service, Inc. (I)(L)	2,200	5,368
Regis Corp.	7,767	128,389
Service Corp. International	27,375	220,643

		367,935
Hotels, Restaurants & Leisure - 4.85%
Bally Technologies, Inc. (I)	13,378	553,983
Benihana, Inc. (I)	700	3,486
BJ’s Restaurants, Inc. (I)	1,722	36,851
Bluegreen Corp. (I)	4,779	12,425
Bob Evans Farms, Inc.	1,000	28,510
Boyd Gaming Corp. (I)(L)	5,573	42,578
Brinker International, Inc.	31,290	566,662
Canterbury Park Holding Corp. (I)	100	821
DineEquity, Inc. (I)(L)	17,439	511,660
Dover Downs Gaming & Entertainment, Inc.	226	834
Gaming Partners International Corp.	300	1,668
Gaylord Entertainment Company (I)(L)	6,900	155,319
Great Wolf Resorts, Inc. (I)	4,300	10,664
International Speedway Corp., Class A	1,400	37,394
Isle of Capri Casinos, Inc. (I)	2,600	19,448
Lakes Gaming, Inc. (I)	2,700	5,940
Life Time Fitness, Inc. (I)(L)	6,300	159,768
Luby’s Cafeterias, Inc. (I)	1,984	6,805
Marcus Corp.	3,504	42,784
McCormick & Schmick’s Seafood
Restaurants, Inc. (I)	1,530	12,164
Morton’s Restaurant Group, Inc. (I)	1,148	4,879
MTR Gaming Group, Inc. (I)	3,600	6,336
Multimedia Games, Inc. (I)	1,794	8,199
O’Charley’s, Inc. (I)	3,000	24,270
Papa John’s International, Inc. (I)	15,171	370,324
Pinnacle Entertainment, Inc. (I)	4,129	29,853
Red Robin Gourmet Burgers, Inc. (I)	2,300	45,609
Rick’s Cabaret International, Inc. (I)	1,592	24,596
Royal Caribbean Cruises, Ltd. (I)(L)	18,921	534,897
Rubio’s Restaurants, Inc. (I)	1,314	10,394
Ruby Tuesday, Inc. (I)	7,525	60,877
Sonic Corp. (I)	38,524	327,069
Speedway Motorsports, Inc.	7,077	123,706
Steak N Shake Company (I)(L)	222	75,942
Texas Roadhouse, Inc., Class A (I)	44,440	596,829
Vail Resorts, Inc. (I)(L)	2,949	106,193
Wendy’s/Arby’s Group, Inc., Class A	1,500	7,320
Wyndham Worldwide Corp.	24,966	573,968

		5,141,025
Household Durables - 1.63%
Acme United Corp.	300	2,931
Bassett Furniture Industries, Inc. (I)	796	3,264
Beazer Homes USA, Inc. (I)(L)	5,900	24,544
Blyth, Inc.	347	10,007
Brookfield Homes Corp. (I)(L)	2,800	21,308
Cavco Industries, Inc. (I)	248	8,685
Emerson Radio Corp. (I)	500	1,145
Ethan Allen Interiors, Inc. (L)	36,094	576,060

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Furniture Brands International, Inc. (I)	7,500	$41,100
Harman International Industries, Inc. (I)	4,415	190,463
Helen of Troy, Ltd. (I)	2,000	48,340
Hooker Furniture Corp.	1,245	16,272
Jarden Corp.	2,206	70,724
Kid Brands, Inc. (I)	1,967	9,540
La-Z-Boy, Inc. (I)	4,400	55,484
Lennar Corp., Class A	12,600	206,766
Lennar Corp., Class B	300	3,915
Lifetime Brands, Inc. (I)	120	968
M/I Homes, Inc. (I)	2,600	33,410
Meritage Homes Corp. (I)	2,200	47,058
Mohawk Industries, Inc. (I)	2,900	149,582
Palm Harbor Homes, Inc. (I)	130	255
Ryland Group, Inc.	5,000	113,450
Standard Pacific Corp. (I)	17,400	73,428
Stanley Furniture Company, Inc. (I)	1,600	13,440

		1,722,139
Internet & Catalog Retail - 0.03%
1-800-Flowers.com, Inc., Class A (I)	2,014	4,088
dELiA*s, Inc. (I)	3,000	5,100
Gaiam, Inc., Class A (I)	2,500	17,450

		26,638
Leisure Equipment & Products - 0.21%
Arctic Cat, Inc. (I)	1,237	13,310
Brunswick Corp.	6,001	69,252
Callaway Golf Company	6,175	48,968
Jakks Pacific, Inc. (I)	1,400	17,290
RC2 Corp. (I)	1,743	24,594
Sport Supply Group, Inc.	1,526	18,602
Steinway Musical Instruments, Inc. (I)	1,091	19,147
The Nautilus Group, Inc. (I)	2,700	9,180

		220,343
Media - 2.49%
AH Belo Corp. (I)	2,800	20,944
Alloy, Inc. (I)	1,272	10,112
Ascent Media Corp., Class A (I)	300	7,800
Ballantyne of Omaha, Inc. (I)	1,700	6,987
Cinemark Holdings, Inc.	9,951	160,311
Dolan Media Company (I)	3,854	40,159
EW Scripps Company (I)	6,700	51,054
Fisher Communications, Inc. (I)	911	12,945
Gannett Company, Inc.	32,127	486,724
Gray Television, Inc. (I)	2,500	4,150
Harte-Hanks, Inc.	4,357	51,805
Interpublic Group of Companies, Inc. (I)	76,395	572,963
Journal Communications, Inc. (I)	4,800	17,952
Lee Enterprises, Inc. (I)	5,600	21,448
Liberty Media Corp., Capital Series A (I)	9,389	317,724
Live Nation Entertainment, Inc. (I)	10,724	139,305
McClatchy Company, Class A (I)(L)	9,200	44,344
Media General, Inc., Class A (I)	3,800	31,084
New Frontier Media, Inc. (I)	1,891	3,385
Outdoor Channel Holdings, Inc. (I)	671	3,831
Radio One, Inc., Class D (I)	1,892	5,657
RHI Entertainment, Inc. (I)	300	93
Salem Communications Corp., Class A (I)	1,000	5,060
World Wrestling Entertainment,
Inc., Class A (L)	36,438	621,268

		2,637,105
Multiline Retail - 0.46%
Dillard’s, Inc., Class A (L)	11,994	202,339

The accompanying notes are an integral part of the financial statements.	187

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multiline Retail (continued)
Fred’s, Inc., Class A	4,402	$45,561
Retail Ventures, Inc. (I)	6,784	60,649
Saks, Inc. (I)(L)	22,686	158,348
Tuesday Morning Corp. (I)	4,400	25,124

		492,021
Specialty Retail - 4.03%
A.C. Moore Arts & Crafts, Inc. (I)	3,277	9,536
Americas Car Mart, Inc. (I)	1,901	50,262
AutoNation, Inc. (I)(L)	15,900	282,225
Barnes & Noble, Inc. (L)	9,129	183,219
Books-A-Million, Inc.	2,077	13,064
Borders Group, Inc. (I)(L)	7,300	10,366
Brown Shoe Company, Inc.	6,362	87,986
Build A Bear Workshop, Inc. (I)	3,500	21,175
Cabela’s, Inc. (I)(L)	4,958	76,651
Cache, Inc. (I)	1,190	5,248
Casual Male Retail Group, Inc. (I)	3,400	10,472
Charming Shoppes, Inc. (I)	14,300	85,085
Christopher & Banks Corp.	4,327	30,029
Citi Trends, Inc. (I)	15,954	474,472
Coldwater Creek, Inc. (I)	2,645	13,728
Collective Brands, Inc. (I)	4,400	99,440
Conn’s, Inc. (I)(L)	2,438	10,971
Destination Maternity Corp. (I)	400	9,048
Dress Barn, Inc. (I)	554	13,772
DSW, Inc., Class A (I)(L)	1,200	32,316
Foot Locker, Inc.	16,400	212,708
Genesco, Inc. (I)	1,604	38,384
Golfsmith International Holdings, Inc. (I)	700	1,778
Group 1 Automotive, Inc. (I)	2,800	77,756
J. Crew Group, Inc. (I)(L)	11,928	501,930
Jo-Ann Stores, Inc. (I)	2,944	111,430
Lithia Motors, Inc., Class A (I)	1,948	12,428
MarineMax, Inc. (I)	3,638	38,490
New York & Company, Inc. (I)	3,700	13,727
Office Depot, Inc. (I)	5,100	36,822
Pacific Sunwear of California, Inc. (I)	8,500	38,080
Penske Auto Group, Inc. (I)(L)	49,757	723,964
Pier 1 Imports, Inc. (I)	6,900	42,159
Rent-A-Center, Inc. (I)	200	4,448
Shoe Carnival, Inc. (I)	2,044	37,262
Stage Stores, Inc.	4,800	63,840
Stein Mart, Inc. (I)	3,100	25,327
Systemax, Inc.	2,345	38,224
The Finish Line, Inc. (L)	7,198	87,024
The Men’s Wearhouse, Inc.	7,600	162,336
The Pep Boys - Manny, Moe & Jack	7,100	67,450
West Marine, Inc. (I)	3,785	35,693
Williams-Sonoma, Inc. (L)	17,900	384,134

		4,274,459
Textiles, Apparel & Luxury Goods - 2.76%
Carter’s, Inc. (I)	19,468	557,953
Crocs, Inc. (I)	6,000	42,300
Culp, Inc. (I)	200	2,604
Delta Apparel, Inc. (I)	200	2,774
G-III Apparel Group, Ltd. (I)	1,378	28,897
Hanesbrands, Inc. (I)	23,268	603,339
Heelys, Inc. (I)	1,265	2,745
Iconix Brand Group, Inc. (I)	10,333	134,639
Jones Apparel Group, Inc.	4,200	70,812
K-Swiss, Inc., Class A (I)	2,017	18,839
Kenneth Cole Productions, Inc., Class A (I)	1,100	12,892
Lakeland Industries, Inc. (I)	700	5,950

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Lazare Kaplan International, Inc. (I)	200	$500
Liz Claiborne, Inc. (I)(L)	10,200	70,482
Movado Group, Inc. (I)(L)	2,900	37,120
Perry Ellis International, Inc. (I)	2,600	50,882
Phillips-Van Heusen Corp.	22,777	991,255
Quiksilver, Inc. (I)	13,500	34,695
RG Barry Corp.	1,361	13,188
Rocky Brands, Inc. (I)	395	3,377
Skechers U.S.A., Inc., Class A (I)	2,209	67,883
Tandy Brands Accessories, Inc. (I)	100	354
Timberland Company, Class A (I)	2,796	51,698
Unifi, Inc. (I)	7,300	27,521
Unifirst Corp.	1,724	90,613

		2,923,312

		19,207,079
Consumer Staples - 3.14%
Beverages - 0.28%
Central European Distribution Corp. (I)	5,941	198,132
Constellation Brands, Inc., Class A (I)	5,300	79,712
Craft Brewers Alliance, Inc. (I)	500	1,110
MGP Ingredients, Inc. (I)	2,026	14,405

		293,359
Food & Staples Retailing - 0.50%
Andersons, Inc.	2,861	92,410
Ingles Markets, Inc.	1,570	22,121
Nash Finch Company	200	7,054
Pantry, Inc. (I)	22,500	294,750
Spartan Stores, Inc.	600	8,412
Susser Holdings Corp. (I)	215	1,802
Weis Markets, Inc.	1,721	60,063
Winn-Dixie Stores, Inc. (I)	3,751	41,036

		527,648
Food Products - 1.95%
B&G Foods, Inc.	5,392	50,200
Chiquita Brands International, Inc. (I)(L)	5,723	83,327
Del Monte Foods Company	12,377	145,058
Farmer Brothers Company	100	1,801
Flowers Foods, Inc. (L)	20,914	533,098
Fresh Del Monte Produce, Inc. (I)	1,000	19,410
Hain Celestial Group, Inc. (I)(L)	6,739	106,948
HQ Sustainable Maritime Industries, Inc. (I)	2,144	15,780
Omega Protein Corp. (I)	2,300	9,821
Smithfield Foods, Inc. (I)	19,535	336,197
Tasty Baking Company	900	6,012
TreeHouse Foods, Inc. (I)(L)	17,699	761,588

		2,069,240
Household Products - 0.01%
Central Garden & Pet Company (I)	1,400	14,742
Personal Products - 0.16%
CCA Industries, Inc.	100	542
Elizabeth Arden, Inc. (I)	4,000	72,080
Mannatech, Inc.	838	2,958
Nutraceutical International Corp. (I)	1,856	23,850
Parlux Fragrances, Inc. (I)	1,900	3,439
Physicians Formula Holdings, Inc. (I)	100	208
Prestige Brands Holdings, Inc. (I)	8,597	69,034

		172,111
Tobacco - 0.24%
Alliance One International, Inc. (I)(L)	11,136	57,128

The accompanying notes are an integral part of the financial statements.	188

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Tobacco (continued)
Universal Corp.	3,700	$196,285

		253,413

		3,330,513
Energy - 8.04%
Energy Equipment & Services - 3.82%
Allis-Chalmers Energy, Inc. (I)	11,700	44,226
Basic Energy Services, Inc. (I)	3,500	33,075
Bolt Technology Corp. (I)	959	10,127
Bristow Group, Inc. (I)	2,132	77,200
Bronco Drilling Company, Inc. (I)	4,401	21,301
Cal Dive International, Inc. (I)	5,136	36,209
Complete Production Services, Inc. (I)	48,642	679,042
Dawson Geophysical Company (I)	1,300	37,141
Dresser-Rand Group, Inc. (I)	17,235	532,734
Exterran Holdings, Inc. (I)	6,219	141,482
Geokinetics, Inc. (I)	1,068	9,046
Global Industries, Ltd. (I)	19,600	132,300
Gulf Islands Fabrication, Inc.	2,264	45,167
Gulfmark Offshore, Inc., Class A (I)	3,620	89,052
Helix Energy Solutions Group, Inc (I)	2,300	26,473
Hercules Offshore, Inc. (I)	4,600	16,836
Hornbeck Offshore Services, Inc. (I)	600	11,328
Key Energy Services, Inc. (I)	18,999	192,650
Mitcham Industries, Inc. (I)	1,100	8,591
Natural Gas Services Group, Inc. (I)	996	15,259
Newpark Resources, Inc. (I)	14,056	72,670
Oceaneering International, Inc. (I)	9,609	580,864
Oil States International, Inc. (I)	8,316	357,754
Parker Drilling Company (I)	4,330	22,213
Patterson-UTI Energy, Inc.	7,900	121,976
PHI, Inc. (I)	2,100	40,992
Pioneer Drilling Company (I)	8,900	63,546
Rowan Companies, Inc. (I)	8,000	208,160
SEACOR Holdings, Inc. (I)	3,000	229,140
Superior Well Services, Inc. (I)(L)	2,400	42,936
T-3 Energy Services, Inc. (I)	1,194	28,346
TetraTechnologies, Inc. (I)	7,049	71,054
TGC Industries, Inc. (I)	1,861	7,667
Trico Marine Services, Inc. (I)(L)	3,000	7,770
Union Drilling, Inc. (I)	3,895	26,019
Willbros Group, Inc. (I)	400	6,040

		4,046,386
Oil, Gas & Consumable Fuels - 4.22%
Alon USA Energy, Inc. (L)	4,863	34,041
Approach Resources, Inc. (I)	2,400	19,944
Arena Resources, Inc. (I)	12,640	523,675
Atlas Energy, Inc. (I)	4,264	139,177
ATP Oil & Gas Corp. (I)(L)	6,100	110,166
Berry Petroleum Company, Class A	800	21,440
Bill Barrett Corp. (I)(L)	2,756	93,456
Cabot Corp.	7,889	229,254
Cimarex Energy Company	7,128	425,969
Clayton Williams Energy, Inc. (I)	900	33,561
Comstock Resources, Inc. (I)	11,509	397,291
Crosstex Energy, Inc. (I)	7,600	58,748
CVR Energy, Inc. (I)	11,326	93,100
Delek US Holdings, Inc.	4,700	34,169
Encore Acquisition Company (I)	900	44,577
Energy Partners, Ltd. (I)	200	2,014
Forest Oil Corp. (I)	25,215	683,327
Frontier Oil Corp.	700	8,673
General Maritime Corp.	700	5,061
Georesources, Inc. (I)	2,059	27,591

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Green Plains Renewable Energy, Inc. (I)	500	$8,480
Gulfport Energy Corp. (I)	1,196	10,884
Harvest Natural Resources, Inc. (I)	5,600	29,904
HKN, Inc. (I)	200	650
International Coal Group, Inc. (I)(L)	11,600	50,576
Mariner Energy, Inc. (I)	500	7,510
Overseas Shipholding Group, Inc. (L)	4,418	196,557
Patriot Coal Corp. (I)(L)	3,300	54,978
Penn Virginia Corp.	24,114	610,084
Petroleum Development Corp. (I)	2,700	63,477
Petroquest Energy, Inc. (I)	7,291	39,080
Rex Energy Corp. (I)	3,464	47,942
Rosetta Resources, Inc. (I)	100	1,873
Swift Energy Company (I)	1,100	32,769
Tesoro Corp. (L)	21,000	250,320
USEC, Inc. (I)(L)	7,228	31,514
Western Refining, Inc. (I)(L)	12,756	55,361

		4,477,193

		8,523,579
Financials - 18.69%
Commercial Banks - 6.83%
1st Source Corp.	1,264	18,872
Ameris Bancorp (L)	1,968	18,696
Associated Banc Corp. (L)	7,990	103,151
BancFirst Corp.	13,721	547,468
Bancorp, Inc. (I)	3,038	21,357
BancTrust Financial Group, Inc. (L)	2,912	13,191
Bank of Florida Corp. (I)(L)	2,087	2,421
Bank of the Ozarks, Inc.	1,241	38,124
Banner Corp. (L)	2,606	7,062
Boston Private Financial Holdings, Inc.	8,534	58,458
Cadence Financial Corp. (I)	768	1,160
Capital City Bank Group, Inc.	900	11,592
CapitalSource, Inc.	5,200	28,600
Capitol Bancorp, Ltd. (I)(L)	1,108	2,460
Cardinal Financial Corp.	4,674	45,385
Cascade Financial Corp.	800	1,568
Cathay General Bancorp	5,610	54,585
Center Financial Corp. (I)	2,517	12,207
Centerstate Banks, Inc.	200	2,148
Central Jersey Bancorp (I)	710	2,201
Central Pacific Financial Corp. (I)(L)	1,855	2,412
City National Corp.	400	19,968
CoBiz Financial, Inc. (L)	3,084	18,226
Columbia Banking System, Inc.	15,876	324,823
Commerce Bancshares, Inc.	13,387	542,307
Community Trust Bancorp, Inc.	14,731	375,788
Crescent Financial Corp. (I)	510	1,612
East West Bancorp, Inc.	12,742	223,240
Encore Bancshares, Inc. (I)	700	5,670
Enterprise Financial Services Corp.	1,783	15,280
Fidelity Southern Corp. (I)	741	4,261
Financial Institutions, Inc.	600	7,944
First Bancorp (L)	1,915	27,040
First BanCorp/Puerto Rico (L)	8,900	18,868
First Busey Corp.	4,715	17,728
First Community Bancshares, Inc.	300	3,450
First Financial Bankshares, Inc. (L)	7,494	392,311
First Horizon National Corp. (I)	18,375	235,200
First Merchants Corp.	900	5,211
First Midwest Bancorp, Inc. (L)	40,081	544,701
First Security Group, Inc.	1,566	3,852
First South Bancorp, Inc. (L)	500	5,360

The accompanying notes are an integral part of the financial statements.	189

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
FirstMerit Corp.	26,187	$553,593
FNB Corp. (L)	10,120	76,912
FNB United Corp. (L)	1,184	1,468
Fulton Financial Corp.	14,960	143,915
Great Southern Bancorp, Inc.	62	1,417
Greene County Bancshares, Inc. (I)(L)	1,600	9,616
Hampden Bancorp, Inc.	942	9,750
Hampton Roads Bankshares, Inc. (L)	1,451	2,612
Heartland Financial USA, Inc. (L)	1,085	15,754
Heritage Commerce Corp. (I)	1,454	5,089
Huntington Bancshares, Inc.	11,300	54,353
IBERIABANK Corp.	1,900	108,509
Independent Bank Corp.	2,698	66,317
International Bancshares Corp.	9,400	199,280
Intervest Bancshares Corp. (I)	337	1,297
Investors Bancorp, Inc. (I)	452	5,817
Lakeland Bancorp, Inc.	2,316	17,648
Lakeland Financial Corp.	1,400	24,654
Macatawa Bank Corp. (I)	400	600
MainSource Financial Group, Inc.	3,164	20,218
MB Financial, Inc.	6,353	129,284
MBT Financial Corp.	1,037	1,566
Mercantile Bank Corp.	431	1,642
Nara Bancorp, Inc. (I)	3,478	30,711
National Penn Bancshares, Inc.	11,500	79,235
NewBridge Bancorp (I)	300	726
North Valley Bancorp (I)	215	419
Old Second Bancorp, Inc. (L)	1,654	11,231
Oriental Financial Group, Inc.	3,385	37,370
Pacific Capital Bancorp (I)(L)	5,073	6,240
Pacific Mercantile Bancorp (I)	1,399	4,295
Peoples Bancorp, Inc.	719	10,339
Pinnacle Financial Partners, Inc. (I)	4,546	68,690
Preferred Bank/Los Angeles CA (I)	866	1,169
PrivateBancorp, Inc.	100	1,300
Renasant Corp.	1,389	21,196
S & T Bancorp, Inc.	900	15,957
Sandy Spring Bancorp, Inc.	2,520	35,633
SCBT Financial Corp.	200	7,272
Seacoast Banking Corp. of Florida (I)	3,000	4,650
Sierra Bancorp	700	7,245
Southern Community Financial Corp. (I)	1,600	3,424
Southwest Bancorp, Inc.	989	7,734
State Bancorp, Inc.	599	4,343
StellarOne Corp.	3,756	44,433
Sterling Bancshares, Inc.	5,724	27,017
Sun Bancorp, Inc. (I)	739	2,579
Superior Bancorp (I)	117	339
Susquehanna Bancshares, Inc. (L)	13,048	108,951
SVB Financial Group (I)	4,800	213,888
Synovus Financial Corp.	51,541	146,892
Taylor Capital Group, Inc. (I)(L)	1,268	13,935
Texas Capital Bancshares, Inc. (I)	4,887	82,346
TIB Financial Corp. (I)(L)	2,507	2,582
Umpqua Holdings Corp. (L)	11,278	140,749
United Community Banks, Inc. (I)	4,413	18,314
Virginia Commerce Bancorp, Inc. (I)	2,645	15,791
Washington Banking Company	1,315	15,741
Washington Trust Bancorp, Inc.	700	11,921
Webster Financial Corp.	9,459	151,344
WesBanco, Inc.	1,021	15,468
West Coast Bancorp	1,449	3,811
Western Alliance Bancorp (I)	8,632	49,720
Whitney Holding Corp.	8,000	102,800
Wilmington Trust Corp.	300	4,326

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Wilshire Bancorp, Inc.	4,239	$39,847
Wintrust Financial Corp.	3,269	111,277
Yadkin Valley Financial Corp.	1,614	6,149
Zions Bancorp (L)	16,900	313,326

		7,239,994
Consumer Finance - 0.70%
AmeriCredit Corp. (I)(L)	15,277	339,913
Cash America International, Inc.	4,200	160,986
CompuCredit Holdings Corp. (L)	6,746	23,341
First Marblehead Corp. (I)	9,400	22,184
Nelnet, Inc., Class A	5,814	91,396
Student Loan Corp.	1,358	49,078
United Panam Financial Corp. (I)	100	307
World Acceptance Corp. (I)	1,317	55,037

		742,242
Diversified Financial Services - 2.49%
Affiliated Managers Group, Inc. (I)(L)	6,010	427,491
American Capital, Ltd. (I)	3,000	12,900
Asset Acceptance Capital Corp. (I)	2,909	16,494
Asta Funding, Inc.	1,722	11,606
Capital Southwest Corp.	497	43,368
Cowen Group, Inc., Class A (I)	727	3,955
Encore Capital Group, Inc. (I)	3,459	62,400
FirstCity Financial Corp (I)	400	2,320
GAMCO Investors, Inc., Class A	8,045	350,038
GFI Group, Inc.	7,507	41,364
Harris & Harris Group, Inc. (I)	1,695	7,695
International Assets Holding Corp. (I)	531	8,289
Investment Technology Group, Inc. (I)	5,191	88,351
JMP Group, Inc.	3,000	23,160
KBW, Inc. (I)(L)	21,804	518,063
Marlin Business Services Corp. (I)	400	3,572
MCG Capital Corp. (I)	13,115	67,149
Medallion Financial Corp.	1,250	10,113
MF Global Holdings, Ltd. (I)(L)	17,100	118,332
MicroFinancial, Inc.	400	1,344
NewStar Financial, Inc. (I)	5,979	37,429
Penson Worldwide, Inc. (I)(L)	4,093	38,515
PHH Corp. (I)	8,361	154,762
Resource America, Inc.	1,800	7,650
Safeguard Scientifics, Inc. (I)	2,900	34,046
SEI Investments Company	27,132	478,066
SWS Group, Inc.	4,200	50,610
Thomas Weisel Partners Group, Inc. (I)	3,724	15,008

		2,634,090
Insurance - 5.46%
21st Century Holding Company	1,233	5,166
Affirmative Insurance Holdings, Inc. (I)	1,153	5,615
Alleghany Corp. (I)	100	27,725
American Equity Investment Life
Holding Company	10,000	88,000
American Financial Group, Inc.	5,300	137,111
American National Insurance Company	108	11,722
American Safety Insurance Holdings, Ltd. (I)	1,400	19,880
AMERISAFE, Inc. (I)	1,900	32,699
Argo Group International Holdings, Ltd.	4,962	138,092
Arthur J. Gallagher & Company	19,144	454,287
Aspen Insurance Holdings, Ltd.	3,100	87,606
Assurant, Inc.	3,600	109,872
Assured Guaranty, Ltd.	8,500	179,350
CNA Surety Corp. (I)	1,879	30,289
Conseco, Inc. (I)	18,800	93,624
Delphi Financial Group, Inc.	6,700	142,911

The accompanying notes are an integral part of the financial statements.	190

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Donegal Group, Inc.	646	$9,503
Eastern Insurance Holdings, Inc.	1,600	15,648
eHealth, Inc. (I)	23,951	399,982
Endurance Specialty Holdings, Ltd.	3,100	119,226
FBL Financial Group, Inc., Class A	500	10,160
First Acceptance Corp. (I)	4,470	9,476
First American Corp.	2,000	64,460
First Mercury Financial Corp.	2,500	35,575
Flagstone Reinsurance Holdings, Ltd.	9,676	110,693
FPIC Insurance Group, Inc. (I)	12,886	475,107
Genworth Financial, Inc., Class A (I)	1,693	26,986
Hallmark Financial Services, Inc. (I)	3,594	28,572
Hanover Insurance Group, Inc.	9,655	406,958
HCC Insurance Holdings, Inc.	2,700	75,330
Hilltop Holdings, Inc. (I)	7,579	90,645
Independence Holding Company	1,560	13,603
Max Capital Group, Ltd.	1,100	26,554
MBIA, Inc. (I)(L)	32,626	157,257
Meadowbrook Insurance Group, Inc.	6,998	49,546
Mercer Insurance Group, Inc.	100	1,797
National Financial Partners Corp. (I)	6,530	75,030
Old Republic International Corp.	24,854	280,602
OneBeacon Insurance Group, Ltd.	3,729	56,569
Phoenix Companies, Inc. (I)(L)	19,500	46,215
Protective Life Corp.	10,742	197,223
Reinsurance Group of America, Inc.	2,049	97,389
Safety Insurance Group, Inc.	1,203	44,679
SeaBright Insurance Holdings, Inc.	2,899	30,468
StanCorp Financial Group, Inc.	500	21,490
Stewart Information Services Corp.	1,100	15,466
Tower Group, Inc.	6,396	145,637
Transatlantic Holdings, Inc.	6,044	300,387
United America Indemnity, Ltd. (I)	2,807	22,709
Unitrin, Inc.	7,470	180,475
Universal Insurance Holdings, Inc.	1,687	10,206
Validus Holdings, Ltd.	3,648	102,108
White Mountains Insurance Group, Ltd.	770	266,913
Zenith National Insurance Corp.	5,148	196,087

		5,780,680
Real Estate Investment Trusts - 2.19%
Alexandria Real Estate Equities, Inc. (L)	7,038	433,682
Digital Realty Trust, Inc. (L)	10,500	541,590
LaSalle Hotel Properties (L)	29,120	565,219
Senior Housing Properties Trust	20,231	420,602
Universal Health Realty Income Trust	10,720	362,658

		2,323,751
Real Estate Management & Development - 0.29%
Avatar Holdings, Inc. (I)	1,250	20,150
Forest City Enterprises, Inc., Class A (I)(L)	6,938	83,256
Jones Lang LaSalle, Inc.	2,949	187,822
Market Leader, Inc. (I)	500	950
Thomas Properties Group, Inc.	2,600	7,098
ZipRealty, Inc. (I)	1,500	7,500

		306,776
Thrifts & Mortgage Finance - 0.73%
Abington Bancorp, Inc.	1,501	11,543
Astoria Financial Corp.	900	11,943
Atlantic Coast Federal Corp.	901	1,451
B of I Holding, Inc. (I)	200	2,606
Bank Mutual Corp.	2,812	18,250
BankAtlantic Bancorp, Inc. (I)(L)	8,439	10,633
BankFinancial Corp.	2,921	28,042
Berkshire Hill Bancorp, Inc.	2,325	41,571

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Doral Financial Corp. (I)(L)	4,400	$13,772
ESSA Bancorp, Inc.	162	1,895
Federal Agricultural Mortgage
Corp., Class C (L)	1,387	12,122
First Defiance Financial Corp.	560	5,510
First Financial Holdings, Inc.	2,500	29,900
First Financial Northwest, Inc.	2,624	17,161
Flushing Financial Corp.	4,633	58,793
Home Federal Bancorp, Inc.	2,577	34,351
K-Fed Bancorp	79	658
Legacy Bancorp, Inc.	689	6,766
Louisiana Bancorp, Inc. (I)	100	1,460
Meridian Interstate Bancorp, Inc. (I)	309	3,090
MGIC Investment Corp. (I)(L)	1,500	11,490
New England Bancshares, Inc.	100	555
NewAlliance Bancshares, Inc.	2,600	31,148
OceanFirst Financial Corp.	300	3,066
Ocwen Financial Corp. (I)	6,390	69,076
People’s United Financial, Inc.	2,162	34,095
PMI Group, Inc. (I)(L)	14,100	39,480
Provident Financial Holdings, Inc.	505	1,646
Provident New York Bancorp	2,300	20,056
Radian Group, Inc.	3,700	36,334
Rome Bancorp, Inc.	600	5,166
TierOne Corp. (I)	1,301	846
Tree.com, Inc. (I)	1,200	10,188
United Financial Bancorp, Inc.	677	8,862
United Western Bancorp, Inc.	928	2,255
Washington Federal, Inc.	8,700	169,563
Waterstone Financial, Inc. (I)	718	1,738
Westfield Financial, Inc.	2,215	18,362

		775,443

		19,802,976
Health Care - 9.98%
Biotechnology - 0.27%
ARCA Biopharma, Inc. (I)	100	295
Celera Corp. (I)	4,364	26,140
Intermune, Inc. (I)	14,346	197,114
Martek Biosciences Corp. (I)(L)	1,700	33,711
Maxygen, Inc. (I)	6,300	33,768

		291,028
Health Care Equipment & Supplies - 3.07%
AngioDynamics, Inc. (I)	1,724	28,032
Anika Therapeutics, Inc. (I)	800	5,032
Cardiac Science Corp. (I)	635	1,340
Cooper Companies, Inc. (L)	24,331	974,700
Cutera, Inc. (I)	1,920	18,048
Cynosure, Inc. (I)	1,100	10,879
Digirad Corp. (I)	1,987	3,676
EV3, Inc. (I)	40,739	592,752
Haemonetics Corp. (I)	8,296	443,753
Health Tronics, Inc. (I)	6,500	19,630
Hologic, Inc. (I)	4,200	72,450
Home Diagnostics, Inc. (I)	1,312	15,114
Invacare Corp. (L)	23,035	628,395
Inverness Medical Innovations, Inc. (I)	7,254	283,051
LeMaitre Vascular, Inc. (I)	300	1,470
Osteotech, Inc. (I)	1,200	4,668
Palomar Medical Technologies, Inc. (I)	800	7,224
RTI Biologics, Inc. (I)	6,703	25,136
Solta Medical, Inc. (I)	1,027	2,033
SonoSite, Inc. (I)(L)	1,092	32,345
Spectranetics Corp. (I)	787	5,226

The accompanying notes are an integral part of the financial statements.	191

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Symmetry Medical, Inc. (I)	5,826	$50,104
TomoTherapy, Inc. (I)	5,800	19,198
Young Innovations, Inc.	200	5,360

		3,249,616
Health Care Providers & Services - 3.56%
Air Methods Corp. (I)	1,657	44,093
Allied Healthcare International, Inc. (I)	7,732	21,418
American Dental Partners, Inc. (I)	2,602	33,826
AMN Healthcare Services, Inc. (I)	2,215	20,422
AmSurg Corp. (I)	800	16,528
Animal Health International, Inc. (I)	200	402
Assisted Living Concepts, Inc. (I)	1,680	46,486
Brookdale Senior Living, Inc. (I)	7,591	136,486
Capital Senior Living Corp. (I)	4,725	21,830
Community Health Systems, Inc. (I)	3,100	106,237
Coventry Health Care, Inc. (I)	3,667	85,001
Cross Country Healthcare, Inc. (I)	1,200	11,796
Dynacq Healthcare, Inc. (I)	941	2,804
Emdeon, Inc., Class A (I)	30,833	480,995
Five Star Quality Care, Inc. (I)	4,700	14,335
Gentiva Health Services, Inc. (I)	23,114	640,489
Health Net, Inc. (I)	13,712	316,610
Healthspring, Inc. (I)	4,500	82,845
Healthways, Inc. (I)	5,068	76,121
Integramed America, Inc. (I)	400	3,100
inVentiv Health, Inc. (I)	5,073	74,472
LCA-Vision, Inc. (I)	1,330	10,574
LifePoint Hospitals, Inc. (I)	2,042	62,281
MedCath Corp. (I)	2,300	15,571
Molina Healthcare, Inc. (I)	1,816	38,826
Nighthawk Radiology Holdings, Inc. (I)	1,780	5,287
NovaMed, Inc. (I)(L)	2,937	11,131
Owens & Minor, Inc.	10,381	463,512
Prospect Medical Holdings, Inc. (I)	1,000	6,370
Psychiatric Solutions, Inc. (I)(L)	2,300	49,335
Res-Care, Inc. (I)	606	5,527
Skilled Healthcare Group, Inc. (I)	2,200	14,234
Sun Healthcare Group, Inc. (I)	1,500	13,335
Triple-S Management Corp., Class B (I)	3,488	60,447
Universal American Financial Corp. (I)	13,027	187,719
Universal Health Services, Inc., Class B	18,711	580,415
WellCare Health Plans, Inc. (I)	600	16,020

		3,776,880
Health Care Technology - 0.66%
athenahealth, Inc. (I)(L)	5,932	218,535
HealthStream, Inc. (I)	300	1,158
Omnicell, Inc. (I)	32,831	444,203
Vital Images, Inc. (I)	2,100	33,264

		697,160
Life Sciences Tools & Services - 0.74%
BioClinica, Inc. (I)	1,600	6,912
Caliper Life Sciences, Inc. (I)	200	726
Cambrex Corp. (I)	3,548	13,376
Dionex Corp. (I)	7,208	492,306
Enzo Biochem, Inc. (I)	1,536	8,033
eResearch Technology, Inc. (I)	36,161	218,774
Harvard Bioscience, Inc. (I)	3,612	12,606
Kendle International, Inc. (I)	1,600	27,248
Medtox Scientific, Inc. (I)	623	5,682

		785,663
Pharmaceuticals - 1.68%
Biodel, Inc. (I)	1,308	5,219

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Biovail Corp.	35,045	$519,717
BMP Sunstone Corp. (I)	3,700	19,980
K-V Pharmaceutical Company, Class A (I)	4,341	13,718
King Pharmaceuticals, Inc. (I)	5,100	57,375
Medicis Pharmaceutical Corp., Class A	2,000	45,000
Par Pharmaceutical Companies, Inc. (I)	2,620	65,579
Supergen, Inc. (I)	2,200	6,072
ViroPharma, Inc. (I)	50,221	625,754
Vivus, Inc. (I)(L)	49,637	416,951

		1,775,365

		10,575,712
Industrials - 17.58%
Aerospace & Defense - 2.09%
AAR Corp. (I)(L)	30,784	698,181
Aerovironment, Inc. (I)(L)	11,702	283,774
BE Aerospace, Inc. (I)	16,900	437,710
Ceradyne, Inc. (I)	1,800	40,572
CPI Aerostructures, Inc. (I)	42	273
Curtiss-Wright Corp.	11,778	377,485
Ducommun, Inc.	1,756	30,712
Esterline Technologies Corp. (I)	2,702	111,187
Innovative Solutions & Support, Inc. (I)	975	4,193
Kratos Defense & Security Solutions, Inc. (I)	1,500	19,620
Ladish Company, Inc. (I)	2,600	43,732
LMI Aerospace, Inc. (I)	1,616	20,507
SIFCO Industries, Inc.	400	5,700
Sparton Corp. (I)	1,700	9,775
Sypris Solutions, Inc. (I)	500	1,390
Triumph Group, Inc. (L)	2,400	125,616

		2,210,427
Air Freight & Logistics - 0.67%
Air Transport Services Group, Inc. (I)	2,600	6,604
Atlas Air Worldwide Holdings, Inc. (I)	2,177	98,139
Dynamex, Inc. (I)	974	16,948
Pacer International, Inc. (I)	3,866	18,595
Park-Ohio Holdings Corp. (I)	870	6,943
UTI Worldwide, Inc.	37,514	560,084

		707,313
Airlines - 0.66%
Airtran Holdings, Inc. (I)	500	2,410
Alaska Air Group, Inc. (I)	1,100	38,500
Allegiant Travel Company (I)(L)	9,690	505,237
ExpressJet Holdings, Inc. (I)	1,600	5,968
JetBlue Airways Corp. (I)(L)	5,200	27,456
Pinnacle Airlines Corp. (I)	2,500	20,325
Republic Airways Holdings, Inc. (I)	387	2,357
SkyWest, Inc.	6,760	99,778

		702,031
Building Products - 0.84%
Ameron International Corp.	1,300	89,531
Apogee Enterprises, Inc.	4,581	65,462
Armstrong World Industries, Inc. (I)	800	29,456
Gibraltar Industries, Inc. (I)	3,701	43,228
Griffon Corp. (I)	10,221	126,536
Insteel Industries, Inc.	1,427	14,484
Owens Corning, Inc. (I)(L)	9,932	233,700
PGT, Inc. (I)	3,400	5,746
Universal Forest Products, Inc.	2,234	78,726
US Home Systems, Inc. (I)	400	908
USG Corp. (I)(L)	15,000	202,200

		889,977

The accompanying notes are an integral part of the financial statements.	192

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies - 2.50%
ABM Industries, Inc.	30,052	$615,465
ACCO Brands Corp. (I)	2,236	16,032
American Reprographics Company (I)	500	3,580
AMREP Corp. (I)	100	1,340
Bowne & Company, Inc.	6,420	71,455
Casella Waste Systems, Inc., Class A (I)	4,000	18,120
CECO Environmental Corp. (I)	2,241	8,449
Consolidated Graphics, Inc. (I)	1,300	57,902
Cornell Corrections, Inc. (I)	761	14,185
Courier Corp.	449	6,910
EnerNOC, Inc. (I)(L)	9,587	253,480
Ennis Business Forms, Inc.	3,063	47,078
G & K Services, Inc., Class A	500	12,485
Interface, Inc., Class A	1,095	9,417
Intersections, Inc. (I)	2,600	10,816
Kimball International, Inc., Class B	3,313	21,899
McGrath Rentcorp	800	19,136
Mobile Mini, Inc. (I)	5,298	72,000
Multi-Color Corp.	400	5,056
North American Galvanizing &
Coatings, Inc. (I)	1,100	5,478
Schawk, Inc., Class A	1,975	25,892
Steelcase, Inc. Class A	10,496	68,959
SYKES Enterprises, Inc. (I)	375	8,929
Team, Inc. (I)	29,683	538,153
United Stationers, Inc. (I)	2,307	131,753
Versar, Inc. (I)	353	1,041
Viad Corp.	3,317	63,388
Virco Manufacturing	700	2,478
Waste Connections, Inc. (I)	14,050	472,361
Waste Services, Inc. (I)	6,673	67,264

		2,650,501
Construction & Engineering - 0.26%
Dycom Industries, Inc. (I)	3,796	34,278
Great Lakes Dredge & Dock Corp.	8,400	38,052
Integrated Electrical Services, Inc. (I)	427	2,024
Layne Christensen Company (I)	2,684	74,025
Northwest Pipe Company (I)	1,513	35,752
Pike Electric Corp. (I)	2,944	24,788
Tutor Perini Corp. (I)(L)	3,300	65,241

		274,160
Electrical Equipment - 2.13%
Baldor Electric Company	26,782	841,490
Belden, Inc.	22,579	478,223
BTU International, Inc. (I)	682	3,628
C & D Technologies, Inc. (I)(L)	2,160	3,564
Chase Corp.	1,432	17,198
Encore Wire Corp. (L)	3,200	64,320
EnerSys, Inc. (I)	8,100	184,599
Evergreen Solar, Inc. (I)(L)	21,098	23,630
GrafTech International, Ltd. (I)	40,842	510,117
LSI Industries, Inc.	2,092	12,824
Ocean Power Technologies, Inc. (I)	1,700	11,407
Orion Energy Systems, Inc. (I)	600	3,096
Polypore International, Inc. (I)	5,300	79,341
PowerSecure International, Inc. (I)	1,924	14,315
SL Industries, Inc. (I)	300	2,415

		2,250,167
Industrial Conglomerates - 0.04%
Standex International Corp.	1,850	46,065
Machinery - 4.70%
Alamo Group, Inc.	1,956	34,836

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Albany International Corp., Class A	3,813	$73,667
Altra Holdings, Inc. (I)	2,170	25,064
American Railcar Industries, Inc.	3,234	30,561
Ampco-Pittsburgh Corp.	836	21,535
Barnes Group, Inc.	3,881	62,329
Briggs & Stratton Corp.	8,405	147,172
Cascade Corp.	1,291	35,657
Chart Industries, Inc. (I)	4,042	82,295
Columbus McKinnon Corp. (I)	2,831	40,738
EnPro Industries, Inc. (I)	2,500	69,200
Federal Signal Corp.	6,880	52,770
Freightcar America, Inc.	1,300	27,521
Gardner Denver, Inc.	12,762	556,551
Gencor Industries, Inc. (I)	604	4,270
Greenbrier Companies, Inc. (I)	2,847	26,164
Hardinge, Inc.	1,100	9,075
Hurco Companies, Inc. (I)	1,000	17,350
IDEX Corp.	17,656	547,336
Key Technology, Inc. (I)	105	1,346
Lydall, Inc. (I)	1,800	14,382
MFRI, Inc. (I)	100	640
Miller Industries, Inc.	1,084	12,791
Mueller Industries, Inc.	2,231	49,930
Mueller Water Products, Inc.	20,625	95,494
NACCO Industries, Inc., Class A	1,100	51,480
NN, Inc. (I)	2,585	9,177
Portec Rail Products, Inc.	1,454	17,012
RBC Bearings, Inc. (I)	16,780	425,037
Robbins & Myers, Inc.	4,900	118,433
Sauer-Danfoss, Inc. (I)	3,807	45,798
Tennant Company	1,700	40,562
The Manitowoc Company, Inc. (L)	19,800	230,868
Timken Company	13,200	346,236
Titan International, Inc. (L)	66,893	551,867
Trinity Industries, Inc. (L)	29,056	489,012
Twin Disc, Inc.	1,423	15,553
Valmont Industries, Inc. (L)	6,502	462,942
Wabash National Corp. (I)	2,800	8,232
Watts Water Technologies, Inc., Class A	4,496	131,103

		4,981,986
Marine - 0.34%
Alexander & Baldwin, Inc.	5,727	184,295
Eagle Bulk Shipping, Inc. (I)(L)	10,300	53,869
Genco Shipping & Trading, Ltd. (I)(L)	5,300	111,300
Horizon Lines, Inc. (L)	2,817	11,381

		360,845
Professional Services - 0.42%
Barrett Business Services, Inc.	753	9,149
CDI Corp.	2,784	39,783
CRA International, Inc. (I)	1,339	35,617
Diamond Management & Technology
Consultants, Inc.	2,100	15,225
Franklin Covey Company (I)	1,900	11,115
GP Strategies Corp. (I)	2,090	16,427
Heidrick & Struggles International, Inc.	1,007	27,159
Hudson Highland Group, Inc. (I)	3,400	14,824
Kelly Services, Inc., Class A (I)	4,014	63,140
Kforce, Inc. (I)	1,718	22,884
Korn/Ferry International (I)	3,249	55,493
LECG Corp. (I)	3,950	11,258
National Technical Systems, Inc.	500	2,750
On Assignment, Inc. (I)	5,471	36,054
RCM Technologies, Inc. (I)	100	275

The accompanying notes are an integral part of the financial statements.	193

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
School Specialty, Inc. (I)	2,200	$46,970
Volt Information Sciences, Inc. (I)	3,468	36,934

		445,057
Road & Rail - 1.55%
AMERCO, Inc. (I)	3,360	176,165
Arkansas Best Corp.	200	5,248
Avis Budget Group, Inc. (I)	6,800	71,536
Celadon Group, Inc. (I)	1,601	19,564
Dollar Thrifty Automotive Group, Inc. (I)	300	9,012
Landstar System, Inc.	12,778	509,714
Old Dominion Freight Lines, Inc. (I)	16,333	502,076
P.A.M. Transportation Services, Inc. (I)	1,563	23,414
Ryder Systems, Inc.	8,700	307,023
USA Truck, Inc. (I)	1,601	21,213

		1,644,965
Trading Companies & Distributors - 1.36%
Aceto Corp.	1,200	6,276
Aircastle, Ltd.	11,000	107,030
Beacon Roofing Supply, Inc. (I)	31,245	543,663
GATX Corp.	7,284	194,119
H&E Equipment Services, Inc. (I)	5,736	55,754
Interline Brands, Inc. (I)	5,163	91,385
Kaman Corp., Class A	408	9,772
Rush Enterprises, Inc., Class B (I)	9,000	86,580
TAL International Group, Inc.	4,902	89,363
Titan Machinery, Inc. (I)(L)	2,556	30,442
United Rentals, Inc. (I)	10,100	76,255
WESCO International, Inc. (I)	4,994	144,277

		1,434,916
Transportation Infrastructure - 0.02%
CAI International, Inc. (I)	2,400	23,688

		18,622,098
Information Technology - 16.00%
Communications Equipment - 2.20%
Arris Group, Inc. (I)	11,525	118,938
Aviat Networks Incaviat Networks, Inc. (I)	7,300	44,895
Aware, Inc. (I)	3,300	8,712
Bel Fuse, Inc., Class B	1,382	31,413
CommScope, Inc. (I)	7,100	180,979
Communications Systems, Inc.	588	7,032
Comtech Telecommunications Corp. (I)(L)	12,855	406,475
Digi International, Inc. (I)	2,751	27,923
EchoStar Corp., Class A (I)	1,200	24,168
Emulex Corp. (I)	12,377	157,188
Globecomm Systems, Inc. (I)	3,154	24,065
Hughes Communications, Inc. (I)	1,096	30,874
JDS Uniphase Corp. (I)	92,731	995,004
KVH Industries, Inc. (I)	2,148	26,206
Loral Space & Communications, Inc. (I)	1,181	38,418
NETGEAR, Inc. (I)	847	21,471
Occam Networks, Inc. (I)	3,450	24,357
Oplink Communications, Inc. (I)	1,660	25,630
OpNext, Inc. (I)	5,400	11,016
Orbcomm, Inc. (I)	7,200	17,424
Performance Technologies, Inc. (I)	1,302	3,541
Seachange International, Inc. (I)	3,200	22,656
Sycamore Networks, Inc.	1,833	35,304
Tollgrade Communications, Inc. (I)	1,621	10,569
UTStarcom, Inc. (I)(L)	14,500	31,610

		2,325,868

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals - 0.33%
ActivIdentity Corp. (I)	3,580	$8,914
Avid Technology, Inc. (I)	5,224	70,263
Concurrent Computer Corp. (I)	526	2,425
Cray, Inc. (I)	1,700	8,908
Datalink Corp. (I)	1,469	6,111
Electronics for Imaging, Inc. (I)	3,231	38,320
Hutchinson Technology, Inc. (I)	3,000	19,800
Imation Corp. (I)	4,897	45,052
Immersion Corp. (I)	4,187	17,125
Interphase Corp. (I)	400	916
Intevac, Inc. (I)	3,491	49,467
KEY Tronic Corp. (I)	400	2,112
Novatel Wireless, Inc. (I)	4,100	27,306
Silicon Graphics International Corp. (I)	5,100	54,774

		351,493
Electronic Equipment, Instruments & Components - 4.28%
Anixter International, Inc. (I)	12,943	540,241
Arrow Electronics, Inc. (I)	13,183	371,892
AVX Corp.	5,685	69,926
Benchmark Electronics, Inc. (I)	4,167	82,507
Checkpoint Systems, Inc. (I)	6,638	136,876
Cognex Corp.	1,647	31,128
Coherent, Inc. (I)	1,300	41,327
CPI International, Inc. (I)	2,407	29,678
DDi Corp. (I)	2,965	14,973
Electro Rent Corp.	3,632	42,240
FARO Technologies, Inc. (I)	1,507	36,078
Gerber Scientific, Inc. (I)	3,731	23,468
ID Systems, Inc. (I)	651	1,855
Ingram Micro, Inc., Class A (I)	51,868	918,064
Insight Enterprises, Inc. (I)	4,514	57,734
IntriCon Corp. (I)	80	239
Jabil Circuit, Inc.	3,749	56,872
L-1 Identity Solutions, Inc. (I)	10,594	90,261
Littelfuse, Inc. (I)	664	23,632
LoJack Corp. (I)	1,501	6,424
Measurement Specialties, Inc. (I)	2,180	30,912
Mercury Computer Systems, Inc. (I)	800	9,776
Methode Electronics, Inc.	4,959	61,690
Multi-Fineline Electronix, Inc. (I)	1,653	36,035
NU Horizons Electronics Corp. (I)	1,500	6,525
OSI Systems, Inc. (I)	25,150	775,626
PAR Technology Corp. (I)	1,700	10,030
PC Connection, Inc. (I)	400	2,512
PC Mall, Inc. (I)	1,332	6,207
Perceptron, Inc. (I)	246	886
Planar Systems, Inc. (I)	1,500	3,975
RadiSys Corp. (I)	1,416	11,654
Richardson Electronics, Ltd.	1,662	13,063
Rofin-Sinar Technologies, Inc. (I)	11,670	239,118
Rogers Corp. (I)	1,400	38,430
Sanmina-SCI Corp. (I)	2,300	38,042
ScanSource, Inc. (I)	1,044	27,144
Smart Modular Technologies (WWH), Inc. (I)	6,530	41,792
Spectrum Control, Inc. (I)	2,017	23,317
SYNNEX Corp. (I)	300	8,592
Tech Data Corp. (I)	5,999	256,997
Tessco Technologies, Inc.	379	7,417
TTM Technologies, Inc. (I)	5,177	44,212
Viasystems Group, Inc. (I)	11	240
Vicon Industries, Inc. (I)	102	521
Vishay Intertechnology, Inc. (I)	23,932	245,303
X-Rite, Inc. (I)	2,100	6,237

The accompanying notes are an integral part of the financial statements.	194

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Zygo Corp. (I)	1,490	$14,602

		4,536,270
Internet Software & Services - 2.16%
Ancestry.com, Inc. (I)(L)	21,907	348,979
DealerTrack Holdings, Inc. (I)	2,284	32,478
DivX, Inc. (I)	4,700	28,388
GSI Commerce, Inc. (I)	21,420	534,857
IAC/InterActiveCorp (I)	11,000	246,290
InfoSpace, Inc. (I)	5,972	60,198
Internap Network Services Corp. (I)	8,747	43,997
Internet Brands, Inc., Class A (I)	2,900	23,896
Marchex, Inc., Class B	3,900	20,046
ModusLink Global Solutions, Inc. (I)	7,424	73,498
Open Text Corp. (I)	13,711	666,903
Perficient, Inc. (I)	1,626	18,049
RealNetworks, Inc. (I)	15,401	70,845
Soundbite Communications, Inc. (I)	200	556
Support.com, Inc. (I)	6,500	19,110
TechTarget, Inc. (I)	2,000	10,460
TheStreet.com, Inc.	3,159	11,088
United Online, Inc.	8,663	54,230
Web.com Group, Inc. (I)	4,251	20,235

		2,284,103
IT Services - 1.88%
Acorn Energy, Inc. (I)	800	5,232
Acxiom Corp. (I)	7,534	127,023
CACI International, Inc., Class A (I)	10,846	537,528
CIBER, Inc. (I)	11,700	43,641
Computer Task Group, Inc. (I)	200	1,514
Convergys Corp. (I)	15,251	188,197
Cybersource Corp. (I)(L)	28,754	492,556
infoGROUP, Inc. (I)	2,670	21,440
INX, Inc. (I)	814	4,046
Online Resources Corp. (I)	4,100	15,047
SRA International, Inc., Class A (I)	2,312	44,067
StarTek, Inc. (I)	1,937	12,649
TechTeam Global, Inc. (I)	1,203	7,916
The Hackett Group, Inc. (I)	5,572	15,323
Wright Express Corp. (I)	16,862	477,532

		1,993,711
Semiconductors & Semiconductor Equipment - 3.28%
Advanced Analogic Technologies, Inc. (I)	1,517	4,976
Amtech Systems, Inc. (I)	727	6,310
Anadigics, Inc. (I)	8,400	34,524
ATMI, Inc. (I)	25,550	430,262
AuthenTec, Inc. (I)	3,000	6,930
AXT, Inc. (I)	4,700	16,450
Cascade Microtech, Inc. (I)	1,613	6,694
Ceva, Inc. (I)	1,788	20,902
Cohu, Inc.	3,943	52,836
Cymer, Inc. (I)	15,974	500,306
Diodes, Inc. (I)	4,700	92,167
DSP Group, Inc. (I)	2,810	20,597
Exar Corp. (I)	6,552	48,419
Fairchild Semiconductor International, Inc. (I)	16,880	174,202
FormFactor, Inc. (I)	2,814	46,290
GSI Technology, Inc. (I)	3,700	16,539
Ikanos Communications, Inc. (I)	900	2,277
Integrated Device Technology, Inc. (I)	24,164	132,177
Integrated Silicon Solution, Inc. (I)	3,800	31,198
International Rectifier Corp. (I)(L)	10,774	217,958
IXYS Corp. (I)	893	7,599

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Lattice Semiconductor Corp. (I)	19,000	$54,530
Mattson Technology, Inc. (I)	6,000	22,140
MEMSIC, Inc. (I)	1,071	3,856
MKS Instruments, Inc. (I)	27,720	499,792
MoSys, Inc. (I)	1,600	5,840
Nanometrics, Inc. (I)	1,100	10,417
OmniVision Technologies, Inc. (I)	7,300	106,069
Pericom Semiconductor Corp. (I)	3,101	29,118
Photronics, Inc. (I)	8,300	36,520
Rudolph Technologies, Inc. (I)	1,000	7,960
Semtech Corp. (I)	32,970	523,234
Sigma Designs, Inc. (I)	3,900	45,630
Silicon Image, Inc. (I)	9,362	22,656
Standard Microsystems Corp. (I)	1,599	31,212
Trident Microsystems, Inc. (I)	5,100	7,548
TriQuint Semiconductor, Inc. (I)	15,543	111,754
Ultra Clean Holdings, Inc. (I)	50	444
Virage Logic Corp. (I)	2,137	14,767
Zoran Corp. (I)	6,512	73,846

		3,476,946
Software - 1.87%
American Software, Inc., Class A	717	4,144
Ariba, Inc. (I)	55,355	664,814
Bsquare Corp. (I)	100	240
Dynamics Research Corp. (I)	700	7,210
ePlus, Inc. (I)	1,020	16,728
JDA Software Group, Inc. (I)	3,074	86,994
Kenexa Corp. (I)	1,877	18,526
Parametric Technology Corp. (I)(L)	30,116	524,320
Quest Software, Inc. (I)	30,333	511,111
Smith Micro Software, Inc. (I)	1,870	16,381
SonicWALL, Inc. (I)	7,879	63,111
THQ, Inc. (I)(L)	11,400	69,084

		1,982,663

		16,951,054
Materials - 5.89%
Chemicals - 2.13%
American Pacific Corp. (I)	724	4,684
Arabian American Development Company (I)	100	291
Ashland, Inc.	900	42,372
Cytec Industries, Inc.	7,800	332,826
Ferro Corp. (I)	7,030	57,576
Flotek Industries, Inc. (I)(L)	1,994	2,692
FMC Corp.	8,417	481,200
Huntsman Corp.	4,200	57,666
ICO, Inc.	3,571	28,211
Innospec, Inc. (I)	1,200	12,780
KMG Chemicals, Inc.	800	10,648
Landec Corp. (I)	3,200	19,392
LSB Industries, Inc. (I)	1,527	21,699
Minerals Technologies, Inc.	2,100	102,543
OM Group, Inc. (I)	2,754	94,793
Penford Corp. (I)	1,910	21,277
Quaker Chemical Corp.	975	19,315
Rockwood Holdings, Inc. (I)	9,739	233,639
Spartech Corp. (I)	4,700	47,893
Westlake Chemical Corp.	6,868	139,077
Zep, Inc.	21,235	469,081
Zoltek Companies, Inc. (I)(L)	5,800	51,562

		2,251,217
Construction Materials - 0.17%
Headwaters, Inc. (I)	9,904	49,421

The accompanying notes are an integral part of the financial statements.	195

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction Materials (continued)
Texas Industries, Inc.	3,700	$131,461

		180,882
Containers & Packaging - 0.97%
AptarGroup, Inc.	12,766	491,874
Boise, Inc. (I)(L)	11,900	56,525
Bway Holding Company (I)	2,549	38,413
Graphic Packaging Holding Company (I)	15,290	53,209
Myers Industries, Inc.	6,025	55,852
Temple-Inland, Inc.	18,000	335,160

		1,031,033
Metals & Mining - 1.72%
A. M. Castle & Company (I)	2,786	32,095
Brush Engineered Materials, Inc. (I)	3,000	61,621
Carpenter Technology Corp.	2,611	77,991
Century Aluminum Company (I)	10,100	123,119
Coeur d’Alene Mines Corp. (I)	1,300	19,045
Commercial Metals Company	1,600	26,240
Compass Minerals International, Inc.	7,895	596,309
Friedman Industries, Inc.	490	2,695
Haynes International, Inc.	2,000	58,080
Hecla Mining Company (I)(L)	8,800	45,760
Horsehead Holding Corp. (I)	2,908	29,574
Kaiser Aluminum Corp.	1,700	56,763
Olympic Steel, Inc.	700	19,362
Reliance Steel & Aluminum Company	8,700	385,758
RTI International Metals, Inc. (I)	4,200	100,926
Stillwater Mining Company (I)	6,082	69,031
Synalloy Corp.	380	3,040
U.S. Gold Corp. (I)	14,400	38,736
Universal Stainless & Alloy Products, Inc. (I)	887	16,560
Worthington Industries, Inc.	3,800	60,192

		1,822,897
Paper & Forest Products - 0.90%
Buckeye Technologies, Inc. (I)	6,600	72,930
Domtar Corp. (I)	700	36,589
KapStone Paper and Packaging Corp. (I)	5,111	46,817
Louisiana-Pacific Corp. (I)(L)	15,200	115,672
MeadWestvaco Corp.	24,200	555,148
Mercer International, Inc. (I)(L)	3,900	15,132
Neenah Paper, Inc.	1,386	19,640
P.H. Glatfelter Company	5,069	68,432
Wausau Paper Corp. (I)	2,400	20,304

		950,664

		6,236,693
Telecommunication Services - 1.14%
Diversified Telecommunication Services - 0.86%
Alaska Communications Systems
Group, Inc. (L)	52,924	384,228
Cincinnati Bell, Inc. (I)	159,444	471,954
General Communication, Inc., Class A (I)	5,937	32,594
IDT Corp. (I)	1,500	7,110
SureWest Communications (I)	1,474	12,676

		908,562
Wireless Telecommunication Services - 0.28%
Fibertower Corp. (I)	1,300	5,356
NTELOS Holdings Corp.	11,811	201,732
Telephone & Data Systems, Inc.	1,600	49,936
Telephone & Data Systems, Inc. -
Special Shares	500	14,195

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
U.S. Cellular Corp. (I)	800	$29,304

		300,523

		1,209,085
Utilities - 1.15%
Electric Utilities - 0.04%
Unitil Corp.	1,800	39,150
Gas Utilities - 0.75%
Energen Corp.	8,425	383,001
UGI Corp.	16,470	412,574

		795,575
Independent Power Producers & Energy Traders - 0.22%
Mirant Corp. (I)	13,400	168,572
RRI Energy, Inc. (I)	16,200	68,850

		237,422
Water Utilities - 0.14%
Cascal N.V.	25,734	146,684
Middlesex Water Company	1	17

		146,701

		1,218,848

TOTAL COMMON STOCKS (Cost $85,233,576)		$105,677,637

RIGHTS - 0.00%
Industrials - 0.00%
PGT, Inc. (Expiration Date: 03/12/2010, Strike
Price: USD 1.50)	1,942	369

TOTAL RIGHTS (Cost $-)		$369

SHORT-TERM INVESTMENTS - 17.67%
Repurchase Agreement - 0.27%
Repurchase Agreement with State Street Corp.
dated 02/26/2010 at 0.01% to be
repurchased at $287,000 on 03/01/2010,
collateralized by $290,000 Federal Home
Loan Bank, 0.93% due 03/30/2010 (valued
at $292,900, including interest)	$287,000	287,000
Short-Term Securities* - 0.35%
State Street Institutional Liquid Reserves
Fund, 0.1176%	362,937	362,937
Securities Lending Collateral - 17.05%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)*	1,804,816	18,066,386

TOTAL SHORT-TERM INVESTMENTS (Cost $18,712,804)		$18,716,323

Total Investments (Small Cap Opportunities Fund)
(Cost $103,946,380) - 117.41%		$124,394,329
Other assets and liabilities, net - (17.41%)		(18,445,780)

TOTAL NET ASSETS - 100.00%		$105,948,549

The accompanying notes are an integral part of the financial statements.	196

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.09%
Consumer Discretionary - 16.97%
Diversified Consumer Services - 1.29%
Matthews International Corp., Class A	34,600	$1,159,793
Hotels, Restaurants & Leisure - 4.22%
Bally Technologies, Inc. (I)	9,700	401,677
CEC Entertainment, Inc. (I)	34,200	1,198,710
Choice Hotels International, Inc.	36,700	1,212,568
Sonic Corp. (I)	115,700	982,293

		3,795,248
Household Durables - 2.60%
Helen of Troy, Ltd. (I)	67,400	1,629,058
Tempur-Pedic International, Inc. (I)	25,000	710,000

		2,339,058
Media - 1.63%
Arbitron, Inc. (L)	68,400	1,470,600
Specialty Retail - 6.56%
Cato Corp., Class A	95,600	1,873,760
Dress Barn, Inc. (I)(L)	46,700	1,160,962
Hibbett Sports, Inc. (I)(L)	40,500	931,905
Stage Stores, Inc.	145,200	1,931,160

		5,897,787
Textiles, Apparel & Luxury Goods - 0.67%
Unifirst Corp.	11,500	604,440

		15,266,926
Consumer Staples - 4.80%
Food & Staples Retailing - 1.21%
Casey’s General Stores, Inc.	35,800	1,088,678
Food Products - 1.37%
Lance, Inc. (L)	56,700	1,229,823
Personal Products - 2.22%
Herbalife, Ltd.	49,900	1,998,495

		4,316,996
Energy - 5.09%
Energy Equipment & Services - 1.44%
SEACOR Holdings, Inc. (I)	17,000	1,298,460
Oil, Gas & Consumable Fuels - 3.65%
Penn Virginia Corp.	52,200	1,320,660
St. Mary Land & Exploration Company	19,300	628,794
Whiting Petroleum Corp. (I)	17,800	1,332,330

		3,281,784

		4,580,244
Financials - 22.87%
Commercial Banks - 7.66%
First Busey Corp. (L)	126,272	474,783
First Midwest Bancorp, Inc. (L)	108,600	1,475,874
International Bancshares Corp. (L)	70,800	1,500,960
MB Financial, Inc.	58,600	1,192,510
Webster Financial Corp.	93,400	1,494,400
WestAmerica Bancorp (L)	13,800	757,344

		6,895,871
Consumer Finance - 0.38%
Credit Acceptance Corp. (I)(L)	8,500	341,445
Diversified Financial Services - 1.83%
Ares Capital Corp. (L)	126,300	1,650,741
Insurance - 7.27%
Alleghany Corp. (I)	2,750	762,438
AMERISAFE, Inc. (I)	18,700	321,827

Small Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Assured Guaranty, Ltd. (L)	30,200	$637,220
Delphi Financial Group, Inc.	81,900	1,746,927
Platinum Underwriters Holdings, Ltd.	39,300	1,469,427
Reinsurance Group of America, Inc.	18,300	869,799
Validus Holdings, Ltd.	26,362	737,872

		6,545,510
Real Estate Investment Trusts - 4.10%
American Campus Communities, Inc. (L)	26,300	726,932
DiamondRock Hospitality Company (I)(L)	83,912	750,173
Education Realty Trust, Inc.	102,100	556,445
Mack-Cali Realty Corp. (L)	20,500	687,570
Realty Income Corp. (L)	34,400	963,200

		3,684,320
Thrifts & Mortgage Finance - 1.63%
NewAlliance Bancshares, Inc.	54,800	656,504
Northwest Bancshares, Inc.	68,200	805,442

		1,461,946

		20,579,833
Health Care - 7.60%
Health Care Equipment & Supplies - 1.26%
ICU Medical, Inc. (I)	32,900	1,130,773
Health Care Providers & Services - 3.52%
AmSurg Corp. (I)	45,200	933,832
Centene Corp. (I)(L)	33,300	595,071
CorVel Corp. (I)	28,900	930,580
Universal American Financial Corp. (I)	48,800	703,208

		3,162,691
Life Sciences Tools & Services - 2.82%
Charles River Laboratories
International, Inc. (I)	41,300	1,566,096
ICON PLC, SADR (I)	41,400	974,970

		2,541,066

		6,834,530
Industrials - 19.55%
Commercial Services & Supplies - 4.13%
ACCO Brands Corp. (I)	150,200	1,076,934
Standard Parking Corp. (I)	29,898	490,925
United Stationers, Inc. (I)	37,700	2,153,047

		3,720,906
Construction & Engineering - 0.66%
Sterling Construction Company, Inc. (I)	30,300	594,789
Electrical Equipment - 3.54%
Acuity Brands, Inc. (L)	26,100	1,017,378
Belden, Inc.	102,400	2,168,832

		3,186,210
Industrial Conglomerates - 3.43%
Carlisle Companies, Inc.	89,900	3,083,570
Machinery - 3.44%
Albany International Corp., Class A	64,600	1,248,072
ESCO Technologies, Inc.	16,800	549,528
Mueller Industries, Inc.	57,800	1,293,564

		3,091,164
Marine - 1.31%
Kirby Corp. (I)	35,800	1,181,758
Road & Rail - 1.51%
Genesee & Wyoming, Inc., Class A (I)	42,600	1,356,810

The accompanying notes are an integral part of the financial statements.	197

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors - 1.53%
GATX Corp.	51,800	$1,380,470

		17,595,677
Information Technology - 9.70%
Computers & Peripherals - 3.09%
Diebold, Inc.	50,200	1,453,792
Electronics for Imaging, Inc. (I)	68,948	817,723
Xyratex, Ltd. (I)	38,300	505,943

		2,777,458
Electronic Equipment, Instruments & Components - 1.79%
Coherent, Inc. (I)	16,500	524,535
MTS Systems Corp.	27,100	737,662
Nam Tai Electronics, Inc. (I)	78,100	353,793

		1,615,990
IT Services - 1.99%
MAXIMUS, Inc.	31,100	1,790,738
Office Electronics - 1.20%
Zebra Technologies Corp., Class A (I)	37,700	1,077,089
Software - 1.63%
Websense, Inc. (I)	68,500	1,470,010

		8,731,285
Materials - 5.12%
Chemicals - 2.55%
Zep, Inc.	103,800	2,292,942
Containers & Packaging - 1.34%
AptarGroup, Inc.	31,300	1,205,989
Paper & Forest Products - 1.23%
Deltic Timber Corp. (L)	24,200	1,111,748

		4,610,679
Utilities - 5.39%
Electric Utilities - 2.68%
Unisource Energy Corp.	45,100	1,314,214
Westar Energy, Inc.	51,300	1,097,820

		2,412,034
Gas Utilities - 2.71%
Atmos Energy Corp.	32,300	886,958
New Jersey Resources Corp.	20,100	732,042
WGL Holdings, Inc.	25,000	821,250

		2,440,250

		4,852,284

TOTAL COMMON STOCKS (Cost $68,090,589)		$87,368,454

SHORT-TERM INVESTMENTS - 15.03%
Repurchase Agreement - 1.78%
Bank of New York Tri-Party Repurchase
Agreement date 02/26/2010 at 0.12% to be
repurchased at $1,600,016 on 03/01/2010,
collateralized by $2,624,233 Federal
National Mortgage Association, 6.00% due
09/01/2038 (valued at $1,632,000,
including interest)	$1,600,000	1,600,000

Small Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Securities Lending Collateral - 13.25%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)(Y)	$1,190,933	$11,921,363

TOTAL SHORT-TERM INVESTMENTS (Cost $13,521,133)		$13,521,363

Total Investments (Small Cap Value Fund)
(Cost $81,611,722) - 112.12%		$100,889,817

Other assets and liabilities, net - (12.12%)		(10,908,272)
TOTAL NET ASSETS - 100.00%		$89,981,545

Small Company Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.02%
Consumer Discretionary - 16.59%
Auto Components - 0.96%
TRW Automotive Holdings Corp. (I)	50,371	$1,353,467
Hotels, Restaurants & Leisure - 6.47%
Brinker International, Inc.	61,944	1,121,806
Buffalo Wild Wings, Inc. (I)(L)	24,107	1,059,503
Choice Hotels International, Inc. (L)	31,912	1,054,372
Darden Restaurants, Inc.	26,335	1,067,884
Jack in the Box, Inc. (I)	55,880	1,180,186
P.F. Chang’s China Bistro, Inc. (I)(L)	41,594	1,765,249
Penn National Gaming, Inc. (I)	35,526	822,072
WMS Industries, Inc. (I)	27,916	1,058,854

		9,129,926
Internet & Catalog Retail - 1.00%
Netflix, Inc. (I)(L)	21,346	1,409,903
Leisure Equipment & Products - 0.65%
Pool Corp. (L)	45,831	915,703
Media - 0.72%
National CineMedia, Inc.	62,795	1,010,372
Multiline Retail - 0.96%
Big Lots, Inc. (I)	40,608	1,360,368
Specialty Retail - 4.12%
Chico’s FAS, Inc.	74,041	1,003,256
Group 1 Automotive, Inc. (I)	35,433	983,974
Gymboree Corp. (I)(L)	22,230	967,005
Hot Topic, Inc. (I)	122,074	789,819
Tractor Supply Company	17,435	954,043
Williams-Sonoma, Inc.	52,088	1,117,808

		5,815,905
Textiles, Apparel & Luxury Goods - 1.71%
Deckers Outdoor Corp. (I)	11,815	1,420,163
The Warnaco Group, Inc. (I)	23,585	984,438

		2,404,601

		23,400,245
Consumer Staples - 1.72%
Food Products - 0.66%
Ralcorp Holdings, Inc. (I)	13,869	926,588
Household Products - 1.06%
Church & Dwight Company, Inc.	22,385	1,503,824

		2,430,412

The accompanying notes are an integral part of the financial statements.	198

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy - 6.34%
Energy Equipment & Services - 2.24%
Dril-Quip, Inc. (I)	19,516	$1,067,916
FMC Technologies, Inc. (I)	18,852	1,058,917
Patterson-UTI Energy, Inc.	67,127	1,036,441

		3,163,274
Oil, Gas & Consumable Fuels - 4.10%
Arena Resources, Inc. (I)	29,207	1,210,046
Bill Barrett Corp. (I)	30,313	1,027,914
Carrizo Oil & Gas, Inc. (I)(L)	44,836	1,072,925
Goodrich Petroleum Corp. (I)(L)	37,462	721,893
SandRidge Energy, Inc. (I)(L)	76,295	605,782
Whiting Petroleum Corp. (I)	15,250	1,141,463

		5,780,023

		8,943,297
Financials - 7.94%
Commercial Banks - 2.51%
City National Corp. (L)	21,133	1,054,959
Cullen/Frost Bankers, Inc. (L)	19,566	1,059,499
SVB Financial Group (I)(L)	31,914	1,422,088

		3,536,546
Diversified Financial Services - 3.50%
Affiliated Managers Group, Inc. (I)(L)	15,965	1,135,590
Federated Investors, Inc., Class B	40,164	1,004,502
Greenhill & Company, Inc.	15,971	1,141,128
OptionsXpress Holdings, Inc.	44,873	709,442
Stifel Financial Corp. (I)	17,401	951,835

		4,942,497
Insurance - 1.28%
Brown & Brown, Inc.	36,156	606,698
ProAssurance Corp. (I)	22,539	1,201,779

		1,808,477
Real Estate Investment Trusts - 0.65%
BioMed Realty Trust, Inc.	59,276	915,814

		11,203,334
Health Care - 19.37%
Biotechnology - 5.26%
Acorda Therapeutics, Inc. (I)	36,421	1,099,186
AMAG Pharmaceuticals, Inc. (I)(L)	20,472	781,826
BioMarin Pharmaceutical, Inc. (I)(L)	55,392	1,107,840
Isis Pharmaceuticals, Inc. (I)(L)	33,075	292,383
Martek Biosciences Corp. (I)(L)	51,497	1,021,186
Myriad Genetics, Inc. (I)	24,174	556,002
OSI Pharmaceuticals, Inc. (I)(L)	27,573	1,020,752
United Therapeutics Corp. (I)	26,861	1,542,090

		7,421,265
Health Care Equipment & Supplies - 4.00%
American Medical Systems
Holdings, Inc. (I)(L)	61,092	1,106,987
Gen-Probe, Inc. (I)	22,569	1,017,411
Insulet Corp. (I)(L)	51,020	749,994
Meridian Bioscience, Inc. (L)	46,605	1,032,767
NuVasive, Inc. (I)(L)	19,988	798,521
Zoll Medical Corp. (I)	36,124	936,334

		5,642,014
Health Care Providers & Services - 4.77%
Chemed Corp.	28,774	1,541,135
inVentiv Health, Inc. (I)	58,884	864,417
MEDNAX, Inc. (I)	23,911	1,279,239

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
PSS World Medical, Inc. (I)	48,602	$1,025,016
RehabCare Group, Inc. (I)	35,633	992,023
VCA Antech, Inc. (I)	43,405	1,033,907

		6,735,737
Health Care Technology - 2.10%
Eclipsys Corp. (I)	64,093	1,192,771
Quality Systems, Inc.	30,788	1,762,305

		2,955,076
Life Sciences Tools & Services - 0.70%
Techne Corp.	15,476	989,226
Pharmaceuticals - 2.54%
Biovail Corp.	70,691	1,048,348
Medicis Pharmaceutical Corp., Class A	45,423	1,022,018
Perrigo Company	30,474	1,510,596

		3,580,962

		27,324,280
Industrials - 12.70%
Aerospace & Defense - 1.89%
Hexcel Corp. (I)	58,274	642,179
TransDigm Group, Inc.	40,333	2,025,523

		2,667,702
Air Freight & Logistics - 1.66%
Forward Air Corp. (L)	46,751	1,143,529
Hub Group, Inc., Class A (I)	44,464	1,199,194

		2,342,723
Commercial Services & Supplies - 1.91%
Corrections Corp. of America (I)	57,907	1,239,210
Fuel Tech, Inc. (I)(L)	59,440	389,332
Tetra Tech, Inc. (I)	51,146	1,069,974

		2,698,516
Construction & Engineering - 0.15%
Pike Electric Corp. (I)	25,487	214,601
Electrical Equipment - 1.13%
Regal-Beloit Corp. (L)	28,157	1,588,618
Machinery - 3.05%
Bucyrus International, Inc.	25,050	1,567,128
Kaydon Corp.	29,515	959,238
Lindsay Corp. (L)	17,128	630,482
Wabtec Corp. (L)	30,122	1,148,853

		4,305,701
Professional Services - 1.04%
CoStar Group, Inc. (I)(L)	37,250	1,465,788
Road & Rail - 1.16%
Knight Transportation, Inc. (L)	82,811	1,635,517
Trading Companies & Distributors - 0.71%
Watsco, Inc. (L)	17,288	999,938

		17,919,104
Information Technology - 27.53%
Communications Equipment - 2.74%
F5 Networks, Inc. (I)	27,013	1,507,325
Harmonic, Inc. (I)	131,592	863,244
Polycom, Inc. (I)	57,520	1,501,847

		3,872,416
Electronic Equipment, Instruments & Components - 2.06%
Cogent, Inc. (I)	102,255	1,012,325
Coherent, Inc. (I)	25,713	817,416

The accompanying notes are an integral part of the financial statements.	199

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Tech Data Corp. (I)	25,114	$1,075,884

		2,905,625
Internet Software & Services - 3.08%
GSI Commerce, Inc. (I)	42,322	1,056,780
Open Text Corp. (I)	25,938	1,261,624
The Knot, Inc. (I)	91,341	698,759
VistaPrint NV (I)(L)	23,036	1,329,638

		4,346,801
IT Services - 2.02%
Alliance Data Systems Corp. (I)(L)	16,674	924,407
Global Payments, Inc.	23,194	992,935
SRA International, Inc., Class A (I)	48,644	927,155

		2,844,497
Semiconductors & Semiconductor Equipment - 5.71%
Advanced Energy Industries, Inc. (I)(L)	81,701	1,186,299
Cabot Microelectronics Corp. (I)	31,225	1,105,365
Cymer, Inc. (I)	19,535	611,836
Hittite Microwave Corp. (I)	27,315	1,140,128
Microsemi Corp. (I)	70,079	1,086,925
Monolithic Power Systems, Inc. (I)	41,548	843,840
ON Semiconductor Corp. (I)	132,556	1,055,146
Power Integrations, Inc.	28,443	1,022,810

		8,052,349
Software - 11.92%
ANSYS, Inc. (I)	26,363	1,156,281
Aspen Technology, Inc. (I)	102,142	919,278
Blackboard, Inc. (I)(L)	25,943	1,013,852
Commvault Systems, Inc. (I)	46,600	1,020,540
Informatica Corp. (I)	76,331	1,947,967
Lawson Software, Inc. (I)	156,731	943,521
Manhattan Associates, Inc. (I)	48,087	1,215,158
MICROS Systems, Inc. (I)(L)	40,161	1,206,436
NICE Systems, Ltd., SADR (I)	43,395	1,334,830
Pegasystems, Inc.	303	10,908
Quest Software, Inc. (I)	63,911	1,076,900
SonicWALL, Inc. (I)	122,698	982,811
SuccessFactors, Inc. (I)(L)	62,033	1,123,418
Sybase, Inc. (I)(L)	37,025	1,643,540
Websense, Inc. (I)	57,324	1,230,173

		16,825,613

		38,847,301
Materials - 2.73%
Chemicals - 1.27%
Calgon Carbon Corp. (I)(L)	50,029	775,950
Intrepid Potash, Inc. (I)(L)	37,144	1,022,203

		1,798,153
Containers & Packaging - 0.91%
Greif, Inc., Class A	24,984	1,280,180
Metals & Mining - 0.55%
Carpenter Technology Corp.	26,062	778,472

		3,856,805
Telecommunication Services - 1.13%
Wireless Telecommunication Services - 1.13%
SBA Communications Corp. (I)(L)	44,980	1,590,493

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Utilities - 0.97%
Electric Utilities - 0.97%
ITC Holdings Corp. (L)	25,638	$1,368,556

TOTAL COMMON STOCKS (Cost $120,065,974)		$136,883,827

SHORT-TERM INVESTMENTS - 28.73%
Short-Term Securities* - 4.19%
State Street Institutional Liquid Reserves
Fund, 0.1176%	$5,914,117	5,914,117
Securities Lending Collateral - 24.54%
John Hancock Collateral Investment
Trust, 0.1869% (W)(Y)	3,458,789	34,622,823

TOTAL SHORT-TERM INVESTMENTS (Cost $40,518,355)		$40,536,940

Total Investments (Small Company Growth Fund)
(Cost $160,584,329) - 125.75%		$177,420,767
Other assets and liabilities, net - (25.75%)		(36,335,346)

TOTAL NET ASSETS - 100.00%		$141,085,421

Small Company Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.52%
Consumer Discretionary - 11.79%
Auto Components - 0.87%
Drew Industries, Inc. (I)	150,400	$3,484,768
Automobiles - 0.58%
Winnebago Industries, Inc. (I)(L)	197,800	2,310,304
Diversified Consumer Services - 1.63%
Corinthian Colleges, Inc. (I)(L)	121,100	1,964,242
Matthews International Corp., Class A	135,200	4,531,904

		6,496,146
Hotels, Restaurants & Leisure - 0.87%
Orient Express Hotels, Ltd., Class A (I)(L)	302,900	3,462,147
Household Durables - 1.77%
CSS Industries, Inc.	82,200	1,387,536
Ethan Allen Interiors, Inc. (L)	29,863	476,613
M/I Homes, Inc. (I)(L)	87,700	1,126,945
Meritage Homes Corp. (I)	145,500	3,112,245
Stanley Furniture Company, Inc. (I)	111,600	937,440

		7,040,779
Leisure Equipment & Products - 0.64%
Pool Corp. (L)	128,100	2,559,438
Media - 0.51%
Ascent Media Corp., Class A (I)	53,700	1,396,200
Saga Communications, Inc., Class A (I)	43,000	621,780

		2,017,980
Multiline Retail - 0.38%
Fred’s, Inc., Class A	148,300	1,534,905
Specialty Retail - 4.25%
Aaron, Inc., Class B (L)	273,000	8,099,910
Haverty Furniture Companies, Inc. (L)	185,700	2,466,096
MarineMax, Inc. (I)	145,200	1,536,216
Stein Mart, Inc. (I)	262,900	2,147,893
The Men’s Wearhouse, Inc.	127,100	2,714,856

		16,964,971

The accompanying notes are an integral part of the financial statements.	200

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.29%
Culp, Inc. (I)	87,600	$1,140,552

		47,011,990
Consumer Staples - 1.78%
Food & Staples Retailing - 1.32%
Casey’s General Stores, Inc.	89,700	2,727,777
Nash Finch Company	71,600	2,525,332

		5,253,109
Tobacco - 0.46%
Alliance One International, Inc. (I)(L)	361,800	1,856,034

		7,109,143
Energy - 6.81%
Energy Equipment & Services - 2.15%
Atwood Oceanics, Inc. (I)	56,500	1,890,490
CARBO Ceramics, Inc. (L)	49,100	2,996,573
Hercules Offshore, Inc. (I)(L)	154,700	566,202
TetraTechnologies, Inc. (I)	254,000	2,560,320
Union Drilling, Inc. (I)	84,619	565,255

		8,578,840
Oil, Gas & Consumable Fuels - 4.66%
Arena Resources, Inc. (I)	59,900	2,481,657
Cloud Peak Energy, Inc. (I)	68,500	1,041,885
Forest Oil Corp. (I)	89,500	2,425,450
Mariner Energy, Inc. (I)	112,400	1,688,248
Penn Virginia Corp.	198,300	5,016,990
Whiting Petroleum Corp. (I)	79,100	5,920,635

		18,574,865

		27,153,705
Financials - 20.57%
Commercial Banks - 5.07%
East West Bancorp, Inc.	180,800	3,167,616
Glacier Bancorp, Inc. (L)	165,300	2,396,850
Home Bancshares, Inc. (L)	131,300	3,187,964
Signature Bank (I)	63,000	2,345,490
SVB Financial Group (I)(L)	123,600	5,507,616
Wintrust Financial Corp. (L)	106,500	3,625,260

		20,230,796
Diversified Financial Services - 4.16%
Ares Capital Corp. (L)	356,000	4,652,920
Compass Diversified Trust	163,700	2,190,306
Hercules Technology Growth Capital, Inc.	222,800	2,192,352
JMP Group, Inc.	115,300	890,116
Kohlberg Capital Corp. (L)	207,267	936,847
Piper Jaffray Companies, Inc. (I)	45,200	1,956,708
Stifel Financial Corp. (I)	68,600	3,752,420

		16,571,669
Insurance - 4.16%
Employers Holdings, Inc.	85,300	1,124,254
Markel Corp. (I)	7,300	2,575,075
Max Capital Group, Ltd.	154,000	3,717,560
National Interstate Corp.	120,600	2,112,912
ProAssurance Corp. (I)	132,500	7,064,900

		16,594,701
Real Estate Investment Trusts - 7.18%
Acadia Realty Trust	98,600	1,649,578
CBL & Associates Properties, Inc. (L)	413,100	4,911,759
Cedar Shopping Centers, Inc.	194,600	1,282,414
First Potomac Realty Trust	149,300	2,042,424
Hatteras Financial Corp. (L)	97,600	2,534,672

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Kilroy Realty Corp. (L)	140,800	$3,988,864
LaSalle Hotel Properties (L)	165,200	3,206,532
Parkway Properties, Inc.	70,200	1,165,320
Potlatch Corp. (L)	101,600	3,354,832
Redwood Trust, Inc.	137,500	1,959,375
Washington Real Estate Investment Trust (L)	90,300	2,515,758

		28,611,528

		82,008,694
Health Care - 6.47%
Biotechnology - 0.63%
Exelixis, Inc. (I)(L)	245,000	1,585,150
Myriad Genetics, Inc. (I)	40,700	936,100

		2,521,250
Health Care Equipment & Supplies - 2.26%
Analogic Corp.	41,300	1,705,690
AngioDynamics, Inc. (I)	117,900	1,917,054
Quidel Corp. (I)	115,400	1,507,124
West Pharmaceutical Services, Inc.	99,100	3,859,945

		8,989,813
Health Care Providers & Services - 3.58%
Landauer, Inc.	41,300	2,509,801
National Healthcare Corp.	72,100	2,652,559
Owens & Minor, Inc.	162,600	7,260,090
Triple-S Management Corp., Class B (I)	107,500	1,862,975

		14,285,425

		25,796,488
Industrials - 24.32%
Aerospace & Defense - 0.16%
Kratos Defense & Security Solutions, Inc. (I)	49,300	644,844
Air Freight & Logistics - 0.76%
UTI Worldwide, Inc.	202,700	3,026,311
Airlines - 0.91%
Alaska Air Group, Inc. (I)	103,300	3,615,500
Building Products - 2.07%
Ameron International Corp.	49,900	3,436,613
Gibraltar Industries, Inc. (I)(L)	164,500	1,921,360
Universal Forest Products, Inc.	82,100	2,893,204

		8,251,177
Commercial Services & Supplies - 2.74%
G & K Services, Inc., Class A	98,800	2,467,036
McGrath Rentcorp	182,100	4,355,832
Waste Connections, Inc. (I)	121,400	4,081,468

		10,904,336
Construction & Engineering - 1.80%
Comfort Systems USA, Inc.	146,900	1,721,668
Insituform Technologies, Inc., Class A (I)	180,300	4,428,168
Sterling Construction Company, Inc. (I)	53,100	1,042,353

		7,192,189
Electrical Equipment - 2.26%
Belden, Inc.	118,500	2,509,830
C & D Technologies, Inc. (I)(L)	159,700	263,505
Franklin Electric, Inc.	31,100	886,972
Woodward Governor Company (L)	186,500	5,369,335

		9,029,642
Machinery - 4.71%
Astec Industries, Inc. (I)	54,600	1,326,234
Cascade Corp.	57,500	1,588,150

The accompanying notes are an integral part of the financial statements.	201

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Circor International, Inc.	74,400	$2,299,704
IDEX Corp.	128,425	3,981,175
Nordson Corp.	99,800	6,566,840
Robbins & Myers, Inc.	124,900	3,018,833

		18,780,936
Marine - 1.24%
Kirby Corp. (I)(L)	149,400	4,931,694
Professional Services - 1.84%
FTI Consulting, Inc. (I)(L)	82,600	3,034,724
Navigant Consulting Company (I)	209,300	2,434,159
On Assignment, Inc. (I)	281,200	1,853,108

		7,321,991
Road & Rail - 3.86%
Dollar Thrifty Automotive Group, Inc. (I)(L)	83,800	2,517,352
Genesee & Wyoming, Inc., Class A (I)	150,900	4,806,165
Landstar System, Inc.	202,100	8,061,769

		15,385,286
Trading Companies & Distributors - 1.97%
Beacon Roofing Supply, Inc. (I)	340,200	5,919,480
Kaman Corp., Class A	81,200	1,944,740

		7,864,220

		96,948,126
Information Technology - 9.91%
Communications Equipment - 1.18%
Ixia (I)	276,100	2,137,014
Palm, Inc. (I)(L)	207,000	1,262,700
Sonus Networks, Inc. (I)	601,800	1,281,834

		4,681,548
Computers & Peripherals - 0.40%
Xyratex, Ltd. (I)	121,900	1,610,299
Electronic Equipment, Instruments & Components - 2.65%
Electro Rent Corp.	200,000	2,326,000
Littelfuse, Inc. (I)	85,500	3,042,945
Methode Electronics, Inc.	71,500	889,460
Newport Corp. (I)	124,600	1,313,284
SYNNEX Corp. (I)(L)	105,000	3,007,200

		10,578,889
IT Services - 0.26%
StarTek, Inc. (I)	160,412	1,047,490
Semiconductors & Semiconductor Equipment - 3.44%
Advanced Energy Industries, Inc. (I)(L)	180,200	2,616,504
ATMI, Inc. (I)	84,400	1,421,296
Brooks Automation, Inc. (I)	215,500	1,861,920
Cabot Microelectronics Corp. (I)	41,300	1,462,020
FormFactor, Inc. (I)	108,900	1,791,405
Microsemi Corp. (I)	137,500	2,132,625
Teradyne, Inc. (I)(L)	242,500	2,422,575

		13,708,345
Software - 1.98%
Progress Software Corp. (I)	153,800	4,309,476
Symyx Technologies, Inc. (I)	150,900	657,924
Websense, Inc. (I)	136,200	2,922,852

		7,890,252

		39,516,823
Materials - 8.65%
Chemicals - 1.55%
American Vanguard Corp. (L)	154,600	997,170

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Arch Chemicals, Inc.	111,300	$3,435,831
Innospec, Inc. (I)(L)	162,200	1,727,430

		6,160,431
Containers & Packaging - 1.93%
AptarGroup, Inc.	143,900	5,544,467
Myers Industries, Inc.	233,605	2,165,518

		7,709,985
Metals & Mining - 3.26%
AMCOL International Corp. (L)	67,200	1,709,568
Carpenter Technology Corp.	99,900	2,984,013
Franco-Nevada Corp.	92,900	2,417,413
Royal Gold, Inc.	63,502	2,853,780
Sims Group, Ltd. (L)	176,100	3,053,574

		13,018,348
Paper & Forest Products - 1.91%
Clearwater Paper Corp. (I)	53,200	2,567,432
Deltic Timber Corp.	69,600	3,197,424
Wausau Paper Corp. (I)	219,100	1,853,586

		7,618,442

		34,507,206
Telecommunication Services - 0.52%
Diversified Telecommunication Services - 0.52%
Premiere Global Services, Inc. (I)	273,100	2,053,712
Utilities - 3.70%
Electric Utilities - 1.91%
Cleco Corp.	141,700	3,576,508
El Paso Electric Company (I)	162,400	3,267,488
Empire District Electric Company (L)	42,900	768,339

		7,612,335
Gas Utilities - 0.68%
Southwest Gas Corp.	94,400	2,697,952
Multi-Utilities - 1.11%
Black Hills Corp. (L)	103,400	2,881,758
Vectren Corp.	66,900	1,555,425

		4,437,183

		14,747,470

TOTAL COMMON STOCKS (Cost $346,498,269)		$376,853,357

PREFERRED STOCKS - 1.98%
Energy - 0.59%
Oil, Gas & Consumable Fuels - 0.59%
Whiting Petroleum Corp. 6.250%	12,800	2,342,400
Financials - 1.39%
Commercial Banks - 0.71%
East West Bancorp., Inc., Series A 8.000%	2,114	2,824,283
Insurance - 0.68%
Assured Guaranty, Ltd. 8.500%	32,400	2,737,800

		5,562,083

TOTAL PREFERRED STOCKS (Cost $5,036,654)		$7,904,483

INVESTMENT COMPANIES - 0.73%
Investment Companies - 0.73%
First Opportunity Fund, Inc.	210,500	1,336,675

The accompanying notes are an integral part of the financial statements.	202

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
Investment Companies (continued)
iShares Russell 2000 Value Index Fund (L)	27,000	$1,592,730

		2,929,405

TOTAL INVESTMENT COMPANIES (Cost $4,224,066)		$2,929,405

SHORT-TERM INVESTMENTS - 22.53%
Short-Term Securities* - 2.78%
State Street Institutional US Government
Money Market Fund, 0.03489%	$727,658	727,658
T. Rowe Price Reserve Investment
Fund, 0.25404%	10,347,576	10,347,576

		11,075,234
Securities Lending Collateral - 19.75%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)*	7,867,865	78,758,111

TOTAL SHORT-TERM INVESTMENTS (Cost $89,802,552)		$89,833,345

Total Investments (Small Company Value Fund)
(Cost $445,561,541) - 119.76%		$477,520,590
Other assets and liabilities, net - (19.76%)		(78,802,950)

TOTAL NET ASSETS - 100.00%		$398,717,640

Smaller Company Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.30%
Consumer Discretionary - 16.15%
Auto Components - 0.75%
American Axle & Manufacturing
Holdings, Inc. (I)	3,474	$34,080
Amerigon, Inc. (I)	25,910	253,400
ArvinMeritor, Inc. (I)(L)	1,370	15,974
Drew Industries, Inc. (I)	16,991	393,681
Exide Technologies (I)	4,195	24,121
Federal Mogul Corp. (I)	586	11,327
Fuel Systems Solutions, Inc. (I)(L)	781	21,782
Gentex Corp.	7,648	148,448
Modine Manufacturing Company (I)	1,283	12,060
Raser Technologies, Inc. (I)(L)	3,737	3,961
Spartan Motors, Inc.	628	3,523
Tenneco, Inc. (I)	3,294	66,407
TRW Automotive Holdings Corp. (I)	3,917	105,250
Westport Innovations, Inc. (I)	17,480	242,448
Wonder Auto Technology, Inc. (I)	1,006	9,969

		1,346,431
Automobiles - 0.04%
Thor Industries, Inc.	2,000	67,860
Distributors - 0.83%
LKQ Corp. (I)	77,700	1,487,955
Diversified Consumer Services - 0.96%
American Public Education, Inc. (I)(L)	8,825	381,770
Brink’s Home Security Holdings, Inc. (I)	2,541	106,340
Capella Education Company (I)	788	65,459
Career Education Corp. (I)(L)	3,121	86,826
ChinaCast Education Corp. (I)	34,521	248,551
Coinstar, Inc. (I)(L)	1,724	51,168
Corinthian Colleges, Inc. (I)(L)	4,618	74,904
Grand Canyon Education, Inc. (I)(L)	21,056	457,968

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Consumer Services (continued)
K12, Inc. (I)	975	$19,627
Lincoln Educational Services Corp. (I)	750	16,725
Matthews International Corp., Class A	1,683	56,414
Pre-Paid Legal Services, Inc. (I)(L)	395	16,448
Sotheby’s (L)	3,712	90,202
Steiner Leisure, Ltd. (I)	769	33,044
Universal Technical Institute, Inc. (I)(L)	1,118	28,241

		1,733,687
Hotels, Restaurants & Leisure - 1.69%
AFC Enterprises, Inc. (I)	1,432	11,599
Ambassadors Group, Inc.	951	10,737
Bally Technologies, Inc. (I)	10,572	437,787
BJ’s Restaurants, Inc. (I)(L)	17,191	367,887
Buffalo Wild Wings, Inc. (I)(L)	950	41,753
California Pizza Kitchen, Inc. (I)	1,275	19,814
CEC Entertainment, Inc. (I)	1,262	44,233
Choice Hotels International, Inc.	908	30,000
Denny’s Corp. (I)	5,421	14,908
DineEquity, Inc. (I)	829	24,323
Interval Leisure Group, Inc. (I)	2,196	31,535
Isle of Capri Casinos, Inc. (I)	985	7,368
Krispy Kreme Doughnuts, Inc. (I)	3,222	11,309
Life Time Fitness, Inc. (I)(L)	2,067	52,419
Monarch Casino & Resort, Inc. (I)	356	2,752
Morgans Hotel Group Company (I)	1,498	6,352
O’Charley’s, Inc. (I)	22,334	180,682
P.F. Chang’s China Bistro, Inc. (I)(L)	1,220	51,777
Panera Bread Company (I)	1,674	121,850
Papa John’s International, Inc. (I)	1,261	30,781
Peets Coffee & Tea, Inc. (I)	721	26,216
Pinnacle Entertainment, Inc. (I)	1,180	8,531
Scientific Games Corp. (I)	3,882	65,567
Shuffle Master, Inc. (I)	2,975	24,455
Sonic Corp. (I)	3,220	27,338
Texas Roadhouse, Inc., Class A (I)	33,141	445,084
The Cheesecake Factory, Inc. (I)	19,005	449,468
Vail Resorts, Inc. (I)	915	32,949
WMS Industries, Inc. (I)	12,518	474,808

		3,054,282
Household Durables - 0.55%
Hovnanian Enterprises, Inc., Class A (I)(L)	2,988	11,623
iRobot Corp. (I)(L)	1,042	16,870
Jarden Corp.	15,540	498,212
M/I Homes, Inc. (I)	494	6,348
Meritage Homes Corp. (I)	591	12,641
National Presto Industries, Inc.	2,375	299,630
Ryland Group, Inc.	1,216	27,591
Tempur-Pedic International, Inc. (I)	3,744	106,330
Universal Electronics, Inc. (I)	760	17,168

		996,413
Internet & Catalog Retail - 0.10%
1-800-Flowers.com, Inc., Class A (I)	1,510	3,065
Blue Nile, Inc. (I)	808	41,402
Gaiam, Inc., Class A (I)	902	6,296
HSN, Inc. (I)	822	17,805
NutriSystem, Inc. (L)	1,546	29,915
Orbitz Worldwide, Inc. (I)	2,115	12,584
Overstock.com, Inc. (I)	887	10,919
PetMed Express, Inc. (L)	1,267	24,542
Shutterfly, Inc. (I)	1,072	20,572
Stamps.com, Inc. (I)	701	6,351

		173,451

The accompanying notes are an integral part of the financial statements.	203

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Equipment & Products - 0.15%
Brunswick Corp.	3,185	$36,755
Callaway Golf Company	1,810	14,353
Eastman Kodak Company (I)(L)	9,673	57,458
Leapfrog Enterprises, Inc. (I)	702	3,826
Marine Products Corp. (I)	413	2,779
Polaris Industries, Inc. (L)	1,724	78,856
Pool Corp.	2,717	54,286
Smith & Wesson Holding Corp. (I)(L)	3,004	12,827
Sturm Ruger & Company, Inc.	384	4,516

		265,656
Media - 0.78%
Arbitron, Inc. (L)	1,472	31,648
CKX, Inc. (I)	2,351	9,804
CTC Media, Inc.	2,533	43,314
Dolan Media Company (I)	1,267	13,202
Dreamworks Animation SKG, Inc. (I)	1,317	57,237
Fisher Communications, Inc. (I)	402	5,712
Imax Corp. (I)	31,570	423,354
John Wiley & Sons, Inc.	2,445	102,641
Knology, Inc. (I)	1,702	19,488
Liberty Media Corp., Capital Series A (I)	3,256	110,183
LIN TV Corp. (I)	1,601	8,181
Lions Gate Entertainment Corp. (I)	2,303	12,551
Live Nation Entertainment, Inc. (I)	4,880	63,391
Madison Square Garden, Inc. (I)	3,420	66,690
Martha Stewart Living Omnimedia,
Inc., Class A (I)(L)	1,475	7,891
Mediacom Communications Corp., Class A (I)	2,289	10,621
Morningstar, Inc. (I)	1,078	47,540
National CineMedia, Inc.	2,337	37,602
Outdoor Channel Holdings, Inc. (I)	392	2,238
RCN Corp. (I)	1,983	21,773
Sirius XM Radio, Inc. (I)(L)	214,112	218,394
The New York Times Company (I)(L)	4,924	53,869
Valassis Communications, Inc. (I)	1,737	44,502

		1,411,826
Multiline Retail - 1.85%
99 Cents Only Stores (I)	5,580	92,070
Big Lots, Inc. (I)	19,385	649,398
Kohl’s Corp. (I)	47,600	2,561,832
Retail Ventures, Inc. (I)	1,649	14,742
Saks, Inc. (I)(L)	2,679	18,699

		3,336,741
Specialty Retail - 6.41%
Aaron, Inc., Class B (L)	18,123	537,709
Aeropostale, Inc. (I)	3,727	131,787
AnnTaylor Stores Corp. (I)(L)	3,261	56,122
Blockbuster, Inc. (I)(L)	6,316	1,898
Blockbuster, Inc. (I)	1,953	410
Charming Shoppes, Inc. (I)	2,244	13,352
Chico’s FAS, Inc.	190,369	2,579,500
Children’s Place Retail Stores, Inc. (I)(L)	1,290	49,291
Citi Trends, Inc. (I)	815	24,238
Coldwater Creek, Inc. (I)	3,298	17,117
Dick’s Sporting Goods, Inc. (I)	4,962	120,725
Dress Barn, Inc. (I)(L)	20,413	507,467
DSW, Inc., Class A (I)(L)	412	11,095
Genesco, Inc. (I)	14,824	354,738
Gymboree Corp. (I)(L)	9,682	421,167
hhgregg, Inc. (I)	15,453	322,504
Hibbett Sports, Inc. (I)(L)	20,572	473,362
Hot Topic, Inc. (I)	2,458	15,903
J. Crew Group, Inc. (I)	3,334	140,295

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Jo-Ann Stores, Inc. (I)	95	$3,596
Jos. A. Bank Clothiers, Inc. (I)(L)	10,796	482,905
Lumber Liquidators Holdings, Inc. (I)	1,207	26,771
Monro Muffler Brake, Inc.	13,490	470,261
New York & Company, Inc. (I)	1,479	5,487
Office Depot, Inc. (I)	9,908	71,536
OfficeMax, Inc. (I)	4,233	67,601
Pacific Sunwear of California, Inc. (I)	1,836	8,225
Penske Auto Group, Inc. (I)(L)	21,638	314,833
Pier 1 Imports, Inc. (I)	2,540	15,519
Sally Beauty Holdings, Inc. (I)(L)	4,552	37,281
Shoe Carnival, Inc. (I)	7,125	129,889
Systemax, Inc.	13,133	214,068
Talbots, Inc. (I)(L)	688	7,458
The Buckle, Inc.	771	22,567
The Finish Line, Inc. (L)	33,940	410,335
The Pep Boys - Manny, Moe & Jack	43,150	409,925
The Wet Seal, Inc., Class A (I)	5,118	20,523
Tractor Supply Company	43,505	2,380,594
Ulta Salon, Cosmetics & Fragrance, Inc. (I)	16,428	301,125
Williams-Sonoma, Inc.	16,210	347,867
Zale Corp. (I)(L)	642	1,522
Zumiez, Inc. (I)(L)	1,175	16,850

		11,545,418
Textiles, Apparel & Luxury Goods - 2.04%
American Apparel, Inc. (I)	1,802	5,064
Carter’s, Inc. (I)	17,215	493,382
Crocs, Inc. (I)	4,754	33,516
Deckers Outdoor Corp. (I)	4,843	582,129
FGX International Holdings, Ltd. (I)	814	16,060
Fossil, Inc. (I)	8,432	305,660
Fuqi International, Inc. (I)(L)	920	16,974
Hanesbrands, Inc. (I)	5,280	136,910
Iconix Brand Group, Inc. (I)	29,570	385,297
K-Swiss, Inc., Class A (I)	751	7,014
Liz Claiborne, Inc. (I)	2,636	18,215
Lululemon Athletica, Inc. (I)(L)	2,146	61,483
Maidenform Brands, Inc. (I)	24,329	418,945
Phillips-Van Heusen Corp.	2,866	124,728
Skechers U.S.A., Inc., Class A (I)	654	20,097
Steven Madden, Ltd. (I)	10,373	435,770
The Warnaco Group, Inc. (I)	12,353	515,614
True Religion Apparel, Inc. (I)(L)	1,336	32,812
Under Armour, Inc., Class A (I)(L)	1,881	49,019
Volcom, Inc. (I)	958	15,462

		3,674,151

		29,093,871
Consumer Staples - 1.81%
Beverages - 0.32%
Boston Beer Company, Inc. (I)	2,071	98,000
Central European Distribution Corp. (I)	11,970	399,200
Coca-Cola Bottling Company	167	9,294
Cott Corp. (I)	10,181	73,201
National Beverage Corp.	325	3,705

		583,400
Food & Staples Retailing - 0.18%
Arden Group, Inc.	70	7,105
BJ’s Wholesale Club, Inc. (I)(L)	2,002	72,412
Great Atlantic & Pacific Tea
Company, Inc. (I)(L)	1,268	9,218
QKL Stores, Inc. (I)	17,250	106,950
Rite Aid Corp. (I)	34,495	52,432

The accompanying notes are an integral part of the financial statements.	204

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Susser Holdings Corp. (I)	170	$1,425
United Natural Foods, Inc. (I)	2,279	66,934

		316,476
Food Products - 1.09%
American Dairy, Inc. (I)(L)	602	13,094
American Italian Pasta Company, Class A (I)	1,168	45,318
Cal-Maine Foods, Inc.	360	11,542
Calavo Growers, Inc. (L)	17,582	311,026
Corn Products International, Inc.	2,077	67,669
Darling International, Inc. (I)	52,695	424,722
Diamond Foods, Inc.	7,144	248,968
Flowers Foods, Inc. (L)	16,405	418,163
Green Mountain Coffee Roasters, Inc. (I)(L)	1,938	163,548
Smart Balance, Inc. (I)	3,302	16,543
Tootsie Roll Industries, Inc. (L)	775	21,088
TreeHouse Foods, Inc. (I)	4,561	196,260
Zhongpin, Inc. (I)	1,531	18,847

		1,956,788
Personal Products - 0.21%
American Oriental Bioengineering, Inc. (I)	1,259	5,225
Bare Escentuals, Inc. (I)	3,574	64,975
China Sky One Medical, Inc. (I)	608	9,442
China-Biotics, Inc. (I)	310	5,251
Herbalife, Ltd.	3,379	135,329
NBTY, Inc. (I)	3,090	140,286
Revlon, Inc. (I)	672	10,073
USANA Health Sciences, Inc. (I)	340	9,415

		379,996
Tobacco - 0.01%
Alliance One International, Inc. (I)(L)	4,696	24,090

		3,260,750
Energy - 7.89%
Energy Equipment & Services - 3.40%
Atwood Oceanics, Inc. (I)	3,209	107,373
Basic Energy Services, Inc. (I)	1,257	11,879
Bronco Drilling Company, Inc. (I)	1,435	6,945
Cal Dive International, Inc. (I)	3,353	23,639
CARBO Ceramics, Inc.	1,088	66,401
Complete Production Services, Inc. (I)	3,325	46,417
Core Laboratories NV (L)	4,452	552,182
Dawson Geophysical Company (I)	3,825	109,280
Dril-Quip, Inc. (I)	41,553	2,273,780
Exterran Holdings, Inc. (I)	3,296	74,984
Helix Energy Solutions Group, Inc (I)	3,586	41,275
Hercules Offshore, Inc. (I)(L)	65,585	240,041
Hornbeck Offshore Services, Inc. (I)	461	8,704
Key Energy Services, Inc. (I)	36,147	366,531
Lufkin Industries, Inc.	289	21,111
Matrix Service Company (I)	1,454	15,558
Natural Gas Services Group, Inc. (I)	16,413	251,447
North American Energy Partners, Inc. (I)	41,860	426,553
Oil States International, Inc. (I)	10,207	439,105
OYO Geospace Corp. (I)	6,319	272,096
Pioneer Drilling Company (I)	3,003	21,441
RPC, Inc. (L)	1,638	20,246
SEACOR Holdings, Inc. (I)	374	28,566
Seahawk Drilling, Inc. (I)	651	13,378
SulphCo, Inc. (I)(L)	1,906	724
Superior Energy Services, Inc. (I)	4,341	89,728
Superior Well Services, Inc. (I)(L)	1,278	22,863
T-3 Energy Services, Inc. (I)	364	8,641
Tesco Corp. (I)	1,776	24,207

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
TetraTechnologies, Inc. (I)	4,185	$42,185
Unit Corp. (I)	10,697	464,999
Willbros Group, Inc. (I)	2,199	33,205

		6,125,484
Oil, Gas & Consumable Fuels - 4.49%
Alon USA Energy, Inc. (L)	530	3,710
Approach Resources, Inc. (I)	702	5,834
Arena Resources, Inc. (I)	2,132	88,329
Atlas Energy, Inc. (I)	4,119	134,444
ATP Oil & Gas Corp. (I)(L)	2,531	45,710
Bill Barrett Corp. (I)(L)	10,739	364,159
BPZ Energy, Inc. (I)(L)	4,775	37,341
Brigham Exploration Company (I)(L)	5,494	90,211
Cabot Corp.	14,883	432,500
Cabot Oil & Gas Corp.	49,000	1,966,860
Cano Petroleum, Inc. (I)	56,060	45,969
Carrizo Oil & Gas, Inc. (I)(L)	13,192	315,685
Cheniere Energy, Inc. (I)(L)	3,039	9,056
Clayton Williams Energy, Inc. (I)	438	16,333
Clean Energy Fuels Corp. (I)(L)	1,823	32,887
Comstock Resources, Inc. (I)	11,347	391,698
Contango Oil & Gas Company (I)	703	36,247
Crosstex Energy, Inc. (I)	1,442	11,147
Delta Petroleum Corp. (I)	6,566	9,192
Encore Acquisition Company (I)	2,928	145,024
Endeavour International Corp. (I)	6,304	7,754
Frontier Oil Corp.	5,808	71,961
Georesources, Inc. (I)	8,220	110,148
GMX Resources, Inc. (I)(L)	1,645	15,134
Goodrich Petroleum Corp. (I)(L)	1,349	25,995
Gran Tierra Energy, Inc. (I)	12,000	65,880
Gulfport Energy Corp. (I)	1,557	14,169
Holly Corp.	2,370	60,862
International Coal Group, Inc. (I)(L)	52,375	228,355
McMoran Exploration Company (I)	4,297	74,252
Northern Oil And Gas, Inc. (I)	2,043	25,251
Patriot Coal Corp. (I)(L)	4,761	79,318
Penn Virginia Corp.	16,610	420,233
Petroleum Development Corp. (I)	533	12,531
Rex Energy Corp. (I)	171,072	2,367,636
Rosetta Resources, Inc. (I)	2,906	54,429
St. Mary Land & Exploration Company	3,470	113,053
Uranium Energy Corp. (I)(L)	3,000	10,980
VAALCO Energy, Inc.	1,099	4,693
Venoco, Inc. (I)	1,325	15,211
W&T Offshore, Inc. (L)	680	5,991
Warren Resources, Inc. (I)	3,724	8,714
Whiting Petroleum Corp. (I)	987	73,877
World Fuel Services Corp.	1,566	41,374

		8,090,137

		14,215,621
Financials - 9.73%
Commercial Banks - 0.73%
Cardinal Financial Corp.	1,530	14,856
East West Bancorp, Inc.	2,036	35,671
First Citizens Bancshares, Inc.	2,057	376,410
First Financial Bankshares, Inc.	327	17,118
Harleysville National Corp. (L)	2,299	15,196
Home Bancshares, Inc.	1,069	25,955
Investors Bancorp, Inc. (I)	2,859	36,795
Nara Bancorp, Inc. (I)	1,994	17,607
Pinnacle Financial Partners, Inc. (I)	18,868	285,095
PrivateBancorp, Inc.	3,368	43,784

The accompanying notes are an integral part of the financial statements.	205

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Signature Bank (I)	2,252	$83,842
Suffolk Bancorp	539	15,351
SVB Financial Group (I)	2,260	100,706
Texas Capital Bancshares, Inc. (I)	1,887	31,796
United Community Banks, Inc. (I)(L)	50,486	209,517
Western Alliance Bancorp (I)	1,126	6,486

		1,316,185
Consumer Finance - 0.61%
AmeriCredit Corp. (I)(L)	4,812	107,067
Cardtronics, Inc. (I)	604	5,968
Cash America International, Inc.	13,446	515,385
CompuCredit Holdings Corp. (L)	623	2,156
Credit Acceptance Corp. (I)	602	24,182
Dollar Financial Corp. (I)	1,339	30,047
EZCORP, Inc., Class A (I)	2,162	42,656
First Cash Financial Services, Inc. (I)	17,244	365,918
First Marblehead Corp. (I)	1,295	3,056

		1,096,435
Diversified Financial Services - 4.23%
Asset Acceptance Capital Corp. (I)	562	3,187
Broadpoint Gleacher Securities, Inc. (I)	3,414	13,690
Calamos Asset Management, Inc.	1,102	14,701
Cohen & Steers, Inc.	937	20,389
Duff & Phelps Corp.	1,102	18,381
Encore Capital Group, Inc. (I)	21,406	386,164
Evercore Partners, Inc., Class A	529	15,928
FBR Capital Markets Corp. (I)	1,113	6,021
GAMCO Investors, Inc., Class A	142	6,178
GFI Group, Inc.	1,380	7,604
GLG Partners, Inc. (I)(L)	7,009	19,485
Interactive Brokers Group, Inc., Class A (I)	2,287	39,405
International Assets Holding Corp. (I)	770	12,020
Investment Technology Group, Inc. (I)	2,426	41,291
KBW, Inc. (I)	1,132	26,896
Knight Capital Group, Inc. (I)	4,911	79,264
LaBranche & Company, Inc. (I)	924	4,334
Lazard, Ltd., Class A	23,800	855,134
Life Partners Holdings, Inc. (L)	149	3,066
MarketAxess Holdings, Inc.	1,675	25,058
MSCI, Inc. (I)	5,742	172,145
NewStar Financial, Inc. (I)	1,637	10,248
OptionsXpress Holdings, Inc. (I)	62,900	994,449
PICO Holdings, Inc. (I)	1,128	38,397
Portfolio Recovery Associates, Inc. (I)	931	49,650
Raymond James Financial, Inc. (L)	86,400	2,234,304
Riskmetrics Group, Inc. (I)	1,739	32,398
Stifel Financial Corp. (I)	9,283	507,780
Tradestation Group, Inc. (I)	643	4,437
Waddell & Reed Financial, Inc.	59,700	1,962,936
Westwood Holdings Group, Inc.	316	12,239

		7,617,179
Insurance - 3.48%
Ambac Financial Group, Inc. (I)(L)	15,958	11,330
Argo Group International Holdings, Ltd.	6,380	177,555
Citizens, Inc., Class A (I)	2,404	15,578
Crawford & Company (I)	867	2,670
Crawford & Company, Class B (I)	768	2,941
eHealth, Inc. (I)	1,101	18,387
Everest Re Group, Ltd.	21,000	1,793,820
Greenlight Capital Re, Ltd., Class A (I)	1,167	29,548
Hilltop Holdings, Inc. (I)	878	10,501
Infinity Property & Casualty Corp.	7,204	293,563
Maiden Holdings, Ltd.	1,024	7,188

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
MBIA, Inc. (I)	3,231	$15,573
Principal Financial Group, Inc.	66,100	1,534,181
Tower Group, Inc.	16,651	379,143
Universal Insurance Holdings, Inc.	348	2,105
Willis Group Holdings PLC	66,700	1,986,326

		6,280,409
Real Estate Investment Trusts - 0.22%
Alexander’s, Inc. (I)	113	32,996
Apartment Investment & Management
Company, Class A	2,272	37,920
DuPont Fabros Technology, Inc.	1,513	29,655
Equity Lifestyle Properties, Inc.	1,601	79,634
First Industrial Realty Trust, Inc. (I)(L)	1,117	6,177
Gramercy Capital Corp. (I)	2,353	8,988
NorthStar Realty Finance Corp. (L)	1,378	5,884
PS Business Parks, Inc.	379	18,571
Saul Centers, Inc.	265	9,455
Strategic Hotels & Resorts, Inc. (I)	2,086	5,632
Sunstone Hotel Investors, Inc. (I)	5,449	48,714
Taubman Centers, Inc.	2,962	114,718

		398,344
Real Estate Management & Development - 0.13%
Avatar Holdings, Inc. (I)	157	2,531
Consolidated Tomoka Land Company	108	3,430
Forest City Enterprises, Inc., Class A (I)(L)	3,340	40,080
Forestar Group, Inc. (I)	956	16,959
Grubb & Ellis Company (I)	1,460	2,205
Jones Lang LaSalle, Inc.	2,321	147,824
Tejon Ranch Company (I)	708	22,939

		235,968
Thrifts & Mortgage Finance - 0.33%
Beneficial Mutual Bancorp, Inc. (I)	1,817	17,062
Danvers Bancorp, Inc.	1,154	16,352
Federal Home Loan Mortgage Corp. (I)(L)	35,975	42,451
Federal National Mortgage Association (I)(L)	61,746	61,129
Meridian Interstate Bancorp, Inc. (I)	556	5,560
MGIC Investment Corp. (I)(L)	2,065	15,818
Oritani Financial Corp.	617	9,773
Provident Financial Services, Inc. (L)	16,950	185,772
Radian Group, Inc.	1,608	15,791
Rockville Financial, Inc.	249	2,649
Roma Financial Corp.	219	2,676
ViewPoint Financial Group	634	9,263
Washington Federal, Inc.	10,840	211,272

		595,568

		17,540,088
Health Care - 15.06%
Biotechnology - 3.07%
Acorda Therapeutics, Inc. (I)	2,115	63,831
Affymax, Inc. (I)	1,030	19,261
Alexion Pharmaceuticals, Inc. (I)	7,213	357,188
Alkermes, Inc. (I)	5,237	60,016
Allos Therapeutics, Inc. (I)	2,812	21,877
Alnylam Pharmaceuticals, Inc. (I)(L)	25,417	442,764
AMAG Pharmaceuticals, Inc. (I)(L)	582	22,227
Arena Pharmaceuticals, Inc. (I)(L)	5,201	15,811
Arqule, Inc. (I)	1,187	3,905
BioMarin Pharmaceutical, Inc. (I)(L)	5,589	111,780
Celera Corp. (I)	4,547	27,237
Cell Therapeutics, Inc. (I)(L)	31,874	21,356
Cepheid, Inc. (I)	3,251	49,090

The accompanying notes are an integral part of the financial statements.	206

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Clinical Data, Inc. (I)	578	$10,508
Cubist Pharmaceuticals, Inc. (I)	3,215	67,644
Dyax Corp. (I)	3,940	13,790
Emergent Biosolutions, Inc. (I)	775	11,362
Enzon Pharmaceuticals, Inc. (I)(L)	2,522	23,429
Exelixis, Inc. (I)	5,959	38,555
Facet Biotech Corp. (I)(L)	1,391	22,798
Genomic Health, Inc. (I)	794	14,213
Geron Corp. (I)(L)	3,323	18,443
GTx, Inc. (I)(L)	926	3,704
Halozyme Therapeutics, Inc. (I)(L)	4,068	22,252
Human Genome Sciences, Inc. (I)	10,016	281,950
Idenix Pharmaceuticals, Inc. (I)	1,904	5,179
Immunogen, Inc. (I)	1,978	13,075
Incyte Corp. (I)	5,920	63,107
Intermune, Inc. (I)	2,680	36,823
Isis Pharmaceuticals, Inc. (I)(L)	29,779	263,246
Lexicon Genetics, Inc. (I)	4,406	7,887
Ligand Pharmaceuticals, Inc., Class B (I)	5,923	10,424
Mannkind Corp. (I)(L)	3,741	37,373
Martek Biosciences Corp. (I)(L)	1,844	36,567
Maxygen, Inc. (I)	1,268	6,796
Medivation, Inc. (I)	1,581	56,932
Micromet, Inc. (I)(L)	2,507	18,652
Momenta Pharmaceuticals, Inc. (I)	1,295	18,959
Myriad Pharmaceuticals, Inc. (I)	1,351	6,498
Nabi Biopharmaceuticals (I)	2,850	14,906
NPS Pharmaceuticals, Inc. (I)	2,680	8,951
OncoGenex Pharmaceutical, Inc. (I)	294	4,895
Onyx Pharmaceuticals, Inc. (I)	17,808	494,350
Opko Health, Inc. (I)	2,829	5,686
Orexigen Therapeutics, Inc. (I)	1,040	6,531
OSI Pharmaceuticals, Inc. (I)	3,221	119,241
Osiris Therapeutics, Inc. (I)	611	5,029
PDL BioPharma, Inc. (L)	3,320	23,240
Pharmasset, Inc. (I)	1,577	33,448
Progenics Pharmaceuticals, Inc. (I)	1,765	7,678
Protalix BioTherapeutics, Inc. (I)(L)	2,366	15,994
Regeneron Pharmaceuticals, Inc. (I)	3,474	84,974
Rigel Pharmaceuticals, Inc. (I)	1,869	14,111
Sangamo Biosciences, Inc. (I)(L)	2,243	11,237
Savient Pharmaceuticals, Inc. (I)(L)	2,407	32,446
Seattle Genetics, Inc. (I)	4,742	48,368
SIGA Technologies, Inc. (I)(L)	1,687	11,151
Theravance, Inc. (I)(L)	19,778	215,382
United Therapeutics Corp. (I)(L)	35,187	2,020,086
XOMA, Ltd. (I)	14,093	6,705
Zymogenetics, Inc. (I)	2,999	16,015

		5,526,933
Health Care Equipment & Supplies - 4.76%
Abaxis, Inc. (I)(L)	1,222	31,027
Abiomed, Inc. (I)	1,783	18,026
Accuray, Inc. (I)	2,544	17,223
Align Technology, Inc. (I)(L)	3,512	63,567
American Medical Systems
Holdings, Inc. (I)(L)	30,596	554,400
AngioDynamics, Inc. (I)	17,080	277,721
Atrion Corp.	1,899	295,522
ATS Medical, Inc. (I)	2,617	6,909
Cantel Medical Corp.	792	15,484
Conceptus, Inc. (I)(L)	1,705	33,469
CONMED Corp. (I)	46,900	1,026,172
Cooper Companies, Inc. (L)	40,800	1,634,448
Cryolife, Inc. (I)	1,514	10,674

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Cyberonics, Inc. (I)	1,540	$27,489
DexCom, Inc. (I)	2,611	23,603
EV3, Inc. (I)	35,166	511,665
Exactech, Inc. (I)	467	9,055
Greatbatch, Inc. (I)	450	8,784
Haemonetics Corp. (I)	9,251	494,836
Hansen Medical, Inc. (I)(L)	1,674	3,833
ICU Medical, Inc. (I)	5,287	181,714
Immucor, Inc. (I)	3,892	75,232
Insulet Corp. (I)(L)	1,735	25,505
Integra LifeSciences Holdings Corp. (I)	1,185	47,163
IRIS International, Inc. (I)	1,001	11,481
Kensey Nash Corp. (I)	554	12,227
MAKO Surgical Corp. (I)	914	12,092
Masimo Corp. (L)	2,722	75,372
Meridian Bioscience, Inc. (L)	2,248	49,816
Merit Medical Systems, Inc. (I)	1,492	21,962
Micrus Endovascular Corp. (I)	6,056	122,513
Natus Medical, Inc. (I)	1,575	21,231
Neogen Corp. (I)	1,184	28,688
NuVasive, Inc. (I)(L)	2,116	84,534
OraSure Technologies, Inc. (I)	1,274	7,007
Orthofix International NV (I)	856	29,181
Orthovita, Inc. (I)	3,857	14,811
Palomar Medical Technologies, Inc. (I)	952	8,597
Quidel Corp. (I)(L)	1,518	19,825
Sirona Dental Systems, Inc. (I)	17,431	625,599
Somanetics Corp. (I)	681	11,482
SonoSite, Inc. (I)(L)	963	28,524
St. Jude Medical, Inc. (I)	33,000	1,261,260
Stereotaxis, Inc. (I)(L)	2,234	10,612
SurModics, Inc. (I)	824	15,870
Symmetry Medical, Inc. (I)	1,987	17,088
Synovis Life Technologies, Inc. (I)	29,875	418,250
Thoratec Corp. (I)(L)	3,156	91,051
TomoTherapy, Inc. (I)	2,072	6,858
Volcano Corp. (I)	2,431	50,054
West Pharmaceutical Services, Inc.	1,831	71,317
Wright Medical Group, Inc. (I)	2,143	36,110
Zoll Medical Corp. (I)	1,171	30,352

		8,587,285
Health Care Providers & Services - 2.95%
Air Methods Corp. (I)	10,412	277,063
Alliance Imaging, Inc. (I)	1,439	7,181
Almost Family, Inc. (I)	457	16,479
Amedisys, Inc. (I)(L)	9,862	568,544
AMERIGROUP Corp. (I)	1,418	37,265
AMN Healthcare Services, Inc. (I)	1,177	10,852
Bio Reference Labs, Inc. (I)	10,217	404,695
Brookdale Senior Living, Inc. (I)	2,567	46,155
CardioNet, Inc. (I)	793	4,750
Catalyst Health Solutions, Inc. (I)	2,084	78,546
Centene Corp. (I)	947	16,923
Chemed Corp.	1,252	67,057
Chindex International, Inc. (I)	723	8,134
Clarient, Inc. (I)	2,646	5,636
CorVel Corp. (I)	443	14,265
Emergency Medical Services
Corp., Class A (I)	6,005	312,620
Emeritus Corp. (I)(L)	1,198	21,013
Genoptix, Inc. (I)	9,892	322,182
Gentiva Health Services, Inc. (I)	1,009	27,959
Hanger Orthopedic Group, Inc. (I)	13,258	247,262
Healthsouth Corp. (I)	5,177	89,562

The accompanying notes are an integral part of the financial statements.	207

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Healthways, Inc. (I)	1,875	$28,163
HMS Holdings Corp. (I)	1,461	67,264
inVentiv Health, Inc. (I)	660	9,689
IPC The Hospitalist Company, Inc. (I)	761	25,159
Landauer, Inc.	182	11,060
LHC Group, Inc. (I)	12,720	382,872
Magellan Health Services, Inc. (I)	6,440	269,965
MWI Veterinary Supply, Inc. (I)	647	26,656
Odyssey HealthCare, Inc. (I)	22,500	394,425
PharMerica Corp. (I)	1,699	29,138
PSS World Medical, Inc. (I)	3,311	69,829
Psychiatric Solutions, Inc. (I)(L)	2,965	63,599
RehabCare Group, Inc. (I)	10,783	300,199
Sunrise Senior Living, Inc. (I)(L)	922	3,623
Tenet Healthcare Corp. (I)	26,697	140,693
The Ensign Group, Inc.	11,775	196,172
Universal American Financial Corp. (I)	17,450	251,455
US Physical Therapy, Inc. (I)	19,154	314,126
VCA Antech, Inc. (I)	4,743	112,978
Virtual Radiologic Corp. (I)	404	4,044
WellCare Health Plans, Inc. (I)	1,526	40,744

		5,325,996
Health Care Technology - 0.68%
Allscripts-Misys Healthcare Solutions, Inc. (I)	3,624	64,833
athenahealth, Inc. (I)(L)	1,215	44,761
Eclipsys Corp. (I)	3,160	58,808
MedAssets, Inc. (I)	1,573	34,055
Omnicell, Inc. (I)	21,879	296,023
Phase Forward, Inc. (I)	25,378	302,760
Quality Systems, Inc. (L)	7,073	404,859
Vital Images, Inc. (I)	759	12,023

		1,218,122
Life Sciences Tools & Services - 2.11%
Affymetrix, Inc. (I)	3,965	28,984
Albany Molecular Research, Inc. (I)	799	7,175
Bio-Rad Laboratories, Inc. (I)	1,055	98,526
Bruker Corp. (I)	44,135	551,688
Dionex Corp. (I)	983	67,139
Enzo Biochem, Inc. (I)	1,894	9,906
eResearch Technology, Inc. (I)	2,314	14,000
ICON PLC, SADR (I)	16,400	386,220
Illumina, Inc. (I)(L)	58,800	2,135,616
Kendle International, Inc. (I)	17,551	298,894
Luminex Corp. (I)	2,213	32,420
Parexel International Corp. (I)	3,227	65,024
Sequenom, Inc. (I)(L)	3,229	20,892
Varian, Inc. (I)(L)	1,610	83,205

		3,799,689
Pharmaceuticals - 1.49%
Akorn, Inc. (I)	3,284	4,992
Auxilium Pharmaceuticals, Inc. (I)(L)	2,619	79,094
Cadence Pharmaceuticals, Inc. (I)(L)	910	7,808
Caraco Pharmaceutical Labs (I)	673	2,887
Cypress Biosciences, Inc. (I)	2,125	11,135
Durect Corp. (I)	4,332	10,353
Impax Laboratories, Inc. (I)	19,840	305,734
Inspire Pharmaceuticals, Inc. (I)	3,882	23,991
K-V Pharmaceutical Company, Class A (I)	683	2,158
MAP Pharmaceuticals, Inc. (I)(L)	759	10,413
Medicines Company (I)	2,934	22,592
Medicis Pharmaceutical Corp., Class A	3,301	74,273
Nektar Therapeutics (I)	26,014	322,313
Oculus Innovative Sciences, Inc. (I)(L)	22,130	41,604

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Pain Therapeutics, Inc. (I)	1,992	$12,052
Par Pharmaceutical Companies, Inc. (I)	13,042	326,441
POZEN, Inc. (I)	1,348	8,101
Questcor Pharmaceuticals, Inc. (I)	3,239	15,159
Salix Pharmaceuticals, Ltd. (I)	21,943	626,692
Sucampo Pharmaceuticals, Inc. (I)	443	1,528
Valeant Pharmaceuticals International (I)(L)	4,288	159,599
ViroPharma, Inc. (I)	1,504	18,740
Vivus, Inc. (I)(L)	69,533	584,077
XenoPort, Inc. (I)	1,530	12,240

		2,683,976

		27,142,001
Industrials - 18.61%
Aerospace & Defense - 1.76%
AAR Corp. (I)(L)	1,404	31,843
Aerovironment, Inc. (I)(L)	835	20,249
American Science & Engineering, Inc.	493	36,635
Applied Signal Technology, Inc.	14,397	265,913
BE Aerospace, Inc. (I)	3,464	89,718
Cubic Corp.	890	30,696
DynCorp International, Inc. (I)	2,030	22,736
Esterline Technologies Corp. (I)	7,638	314,304
GenCorp, Inc. (I)(L)	2,628	11,353
GeoEye, Inc. (I)	14,366	342,198
HEICO Corp.	317	15,105
HEICO Corp.	784	29,086
Hexcel Corp. (I)	5,363	59,100
Orbital Sciences Corp., Class A (I)	91,654	1,691,016
Stanley, Inc. (I)	801	20,193
Taser International, Inc. (I)	3,267	24,699
Teledyne Technologies, Inc. (I)	950	35,787
TransDigm Group, Inc.	2,582	129,668

		3,170,299
Air Freight & Logistics - 0.86%
Forward Air Corp.	1,608	39,332
Hub Group, Inc., Class A (I)	53,178	1,434,211
Pacer International, Inc. (I)	1,002	4,820
UTI Worldwide, Inc.	5,285	78,905

		1,557,268
Airlines - 0.39%
Airtran Holdings, Inc. (I)(L)	64,948	313,049
Allegiant Travel Company (I)	661	34,465
Continental Airlines, Inc. (I)(L)	4,994	103,176
Hawaiian Holdings, Inc. (I)	2,856	22,220
UAL Corp. (I)(L)	9,269	158,963
US Airways Group, Inc. (I)(L)	8,939	65,523

		697,396
Building Products - 0.03%
Aaon, Inc.	717	15,086
Simpson Manufacturing Company, Inc.	771	18,951
USG Corp. (I)(L)	1,350	18,198

		52,235
Commercial Services & Supplies - 1.43%
ACCO Brands Corp. (I)	1,060	7,600
APAC Customer Services, Inc. (I)(L)	59,579	308,619
ATC Technology Corp. (I)	15,951	357,462
Bowne & Company, Inc.	769	8,559
Cenveo, Inc. (I)	3,115	23,238
Clean Harbors, Inc. (I)	1,309	74,404
Consolidated Graphics, Inc. (I)	11,660	519,336
Cornell Corrections, Inc. (I)	787	14,670

The accompanying notes are an integral part of the financial statements.	208

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
EnergySolutions, Inc.	16,348	$99,396
EnerNOC, Inc. (I)	993	26,255
Fuel Tech, Inc. (I)	950	6,223
Healthcare Services Group, Inc.	2,292	50,332
Herman Miller, Inc.	3,101	56,438
Innerworkings, Inc. (I)	1,551	8,794
Knoll, Inc.	2,604	31,300
M & F Worldwide Corp. (I)	644	20,859
Metalico, Inc. (I)	1,954	10,727
Mine Safety Appliances Company	1,896	48,139
Mobile Mini, Inc. (I)	1,971	26,786
Rollins, Inc.	2,473	52,551
Standard Parking Corp. (I)	776	12,742
Standard Register Company	360	1,980
SYKES Enterprises, Inc. (I)	2,223	52,930
Team, Inc. (I)	996	18,057
Tetra Tech, Inc. (I)	3,401	71,149
The Geo Group, Inc. (I)	2,850	56,345
Viad Corp.	579	11,065
Waste Connections, Inc. (I)	17,791	598,133

		2,574,089
Construction & Engineering - 2.94%
Argan, Inc. (I)	342	5,332
Chicago Bridge & Iron Company NV (I)(L)	89,000	1,930,410
EMCOR Group, Inc. (I)	1,829	42,104
Furmanite Corp. (I)	1,963	7,106
Great Lakes Dredge & Dock Corp.	2,956	13,391
Mastec, Inc. (I)(L)	223,765	2,962,649
Michael Baker Corp. (I)	449	15,194
MYR Group, Inc. (I)	1,053	16,648
Northwest Pipe Company (I)	182	4,301
Orion Marine Group, Inc. (I)	16,002	280,995
Pike Electric Corp. (I)	520	4,378
Sterling Construction Company, Inc. (I)	544	10,679

		5,293,187
Electrical Equipment - 3.39%
A.O. Smith Corp.	56,800	2,573,040
Acuity Brands, Inc. (L)	2,401	93,591
American Superconductor Corp. (I)(L)	2,332	65,296
AZZ, Inc.	684	21,484
Baldor Electric Company	860	27,021
Belden, Inc.	58,500	1,239,030
Capstone Turbine Corp. (I)(L)	178,009	211,831
Ener1, Inc. (I)(L)	2,688	11,370
Energy Conversion Devices, Inc. (I)(L)	2,538	18,274
EnerSys, Inc. (I)	16,795	382,758
Evergreen Solar, Inc. (I)(L)	5,556	6,223
Fuelcell Energy, Inc. (I)(L)	3,903	10,967
Fushi Copperweld, Inc. (I)	915	8,354
General Cable Corp. (I)(L)	2,884	70,456
GrafTech International, Ltd. (I)	16,838	210,307
GT Solar International, Inc. (I)(L)	1,991	11,846
Harbin Electric, Inc. (I)(L)	21,057	398,609
II-VI, Inc. (I)	17,407	488,092
Plug Power, Inc. (I)	2,413	1,279
Polypore International, Inc. (I)	1,355	20,284
Powell Industries, Inc. (I)	483	13,910
Thomas & Betts Corp. (I)	2,906	104,907
Valence Technology, Inc. (I)(L)	3,472	3,229
Vicor Corp. (I)	1,078	10,252
Woodward Governor Company	3,414	98,289

		6,100,699

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Conglomerates - 0.02%
Raven Industries, Inc.	900	$26,370
Standex International Corp.	659	16,409

		42,779
Machinery - 3.43%
3D Systems Corp. (I)	538	7,618
Actuant Corp., Class A	3,765	68,184
Astec Industries, Inc. (I)	1,064	25,845
Badger Meter, Inc.	788	28,313
Blount International, Inc. (I)	1,138	12,552
China Fire & Security Group, Inc. (I)(L)	459	6,458
Clarcor, Inc.	2,793	91,471
Columbus McKinnon Corp. (I)	21,930	315,573
Dynamic Materials Corp.	715	12,956
Energy Recovery, Inc. (I)	1,809	11,596
EnPro Industries, Inc. (I)	9,710	268,773
ESCO Technologies, Inc.	1,459	47,724
Force Protection, Inc. (I)	3,882	20,808
Gardner Denver, Inc.	2,889	125,989
Graco, Inc.	1,165	31,933
IDEX Corp.	4,485	139,035
John Bean Technologies Corp.	1,532	25,048
K-Tron International, Inc. (I)	142	21,223
L.B. Foster Company (I)	564	17,151
Lindsay Corp.	657	24,184
Middleby Corp. (I)	927	43,004
Mueller Industries, Inc.	1,047	23,432
Navistar International Corp. (I)(L)	22,800	892,848
Oshkosh Corp. (I)	4,964	189,228
Pall Corp.	50,800	2,005,076
RBC Bearings, Inc. (I)	783	19,833
Robbins & Myers, Inc.	1,549	37,439
Sauer-Danfoss, Inc. (I)	243	2,923
Sun Hydraulics, Inc.	247	5,975
The Manitowoc Company, Inc. (L)	4,712	54,942
Toro Company	1,899	83,594
Valmont Industries, Inc.	1,021	72,695
WABCO Holdings, Inc. (I)	50,900	1,361,066
Wabtec Corp. (L)	2,507	95,617

		6,190,106
Marine - 0.23%
American Commercial Lines, Inc. (I)	265	6,161
Genco Shipping & Trading, Ltd. (I)(L)	14,785	310,485
Kirby Corp. (I)(L)	2,837	93,649

		410,295
Professional Services - 1.54%
Administaff, Inc.	1,279	23,048
CBIZ, Inc. (I)	2,566	15,986
Corporate Executive Board Company	1,894	43,335
CoStar Group, Inc. (I)(L)	1,084	42,655
CRA International, Inc. (I)	13,903	369,820
Exponent, Inc. (I)	764	20,345
FTI Consulting, Inc. (I)	8,767	322,100
Heidrick & Struggles International, Inc.	10,951	295,348
Hill International, Inc. (I)	1,306	6,883
Huron Consulting Group, Inc. (I)	1,064	25,196
ICF International, Inc. (I)	939	22,001
Kforce, Inc. (I)	29,444	392,194
Korn/Ferry International (I)	1,267	21,640
Monster Worldwide, Inc. (I)	6,626	92,433
Navigant Consulting Company (I)	2,774	32,262
Odyssey Marine Exploration, Inc. (I)	1,005	1,276
Resources Connection, Inc. (I)	1,557	26,531
The Advisory Board Company (I)	11,692	371,338

The accompanying notes are an integral part of the financial statements.	209

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
Towers Watson & Company	2,350	$103,800
TrueBlue, Inc. (I)	27,477	364,620
VSE Corp.	4,213	179,179

		2,771,990
Road & Rail - 1.01%
AMERCO, Inc. (I)	133	6,973
Avis Budget Group, Inc. (I)(L)	5,659	59,533
Celadon Group, Inc. (I)	34,163	417,472
Dollar Thrifty Automotive Group, Inc. (I)	1,379	41,425
Genesee & Wyoming, Inc., Class A (I)	2,132	67,904
Heartland Express, Inc. (L)	3,271	50,079
Kansas City Southern (I)(L)	13,880	476,084
Knight Transportation, Inc.	3,465	68,434
Landstar System, Inc.	2,821	112,530
Marten Transport, Ltd. (I)	16,396	308,901
Old Dominion Freight Lines, Inc. (I)	6,242	191,879
Patriot Transportation Holding, Inc. (I)	95	8,462
Saia, Inc. (I)	764	9,672
Universal Truckload Services, Inc. (I)	128	2,277
YRC Worldwide, Inc. (I)	5,699	2,628

		1,824,253
Trading Companies & Distributors - 1.58%
Beacon Roofing Supply, Inc. (I)	2,504	43,570
Houston Wire & Cable Company (L)	931	11,423
Kaman Corp., Class A	504	12,071
Lawson Products, Inc.	85	1,507
RSC Holdings, Inc. (I)(L)	2,869	20,226
Titan Machinery, Inc. (I)	382	4,550
United Rentals, Inc. (I)	3,004	22,680
Watsco, Inc. (L)	47,100	2,724,264

		2,840,291

		33,524,887
Information Technology - 19.44%
Communications Equipment - 2.82%
Acme Packet, Inc. (I)	29,051	484,280
ADTRAN, Inc. (L)	3,138	73,366
Airvana, Inc. (I)	1,389	10,598
Anaren, Inc. (I)	781	9,606
Arris Group, Inc. (I)	3,478	35,893
Aruba Networks, Inc. (I)	3,428	40,210
Bel Fuse, Inc.	31	671
Bel Fuse, Inc., Class B	168	3,819
BigBand Networks, Inc. (I)	2,212	6,371
Blue Coat Systems, Inc. (I)	20,247	586,758
Ciena Corp. (I)	5,079	72,833
CommScope, Inc. (I)	41,204	1,050,290
Comtech Telecommunications Corp. (I)(L)	14,167	447,961
DG Fastchannel, Inc. (I)	5,606	181,578
Digi International, Inc. (I)	1,316	13,357
EMS Technologies, Inc. (I)	424	5,817
Emulex Corp. (I)	27,990	355,473
Finisar Corp. (I)(L)	3,049	38,204
Harmonic, Inc. (I)	5,333	34,984
Hughes Communications, Inc. (I)	539	15,184
Infinera Corp. (I)	4,836	36,657
InterDigital, Inc. (I)	2,389	61,278
Ixia (I)	1,254	9,706
JDS Uniphase Corp. (I)	12,104	129,876
NETGEAR, Inc. (I)	21,477	544,442
Oplink Communications, Inc. (I)	23,645	365,079
OpNext, Inc. (I)	1,289	2,630
Palm, Inc. (I)(L)	8,557	52,198

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Plantronics, Inc.	2,726	$77,500
Polycom, Inc. (I)	4,683	122,273
Powerwave Technologies, Inc. (I)	7,410	8,670
Riverbed Technology, Inc. (I)(L)	3,072	83,712
Seachange International, Inc. (I)	1,642	11,625
ShoreTel, Inc. (I)	2,467	14,802
Sonus Networks, Inc. (I)	7,684	16,367
Tekelec, Inc. (I)	1,187	19,609
Viasat, Inc. (I)	1,597	48,549

		5,072,226
Computers & Peripherals - 1.36%
3PAR, Inc. (I)(L)	1,557	14,371
Compellent Technologies, Inc. (I)	23,168	359,799
Cray, Inc. (I)	37,760	197,862
Imation Corp. (I)	592	5,446
Intermec, Inc. (I)	2,761	39,317
Intevac, Inc. (I)	1,232	17,457
Isilon Systems, Inc. (I)	30,945	228,684
Netezza Corp. (I)	2,689	24,577
Novatel Wireless, Inc. (I)(L)	36,991	246,360
QLogic Corp. (I)	6,359	115,734
Quantum Corp. (I)	11,819	29,311
Silicon Graphics International Corp. (I)	842	9,043
STEC, Inc. (I)(L)	7,435	76,432
Stratasys, Inc. (I)	1,068	28,163
Super Micro Computer, Inc. (I)	1,461	21,930
Synaptics, Inc. (I)	1,887	50,383
Western Digital Corp. (I)	25,700	992,791

		2,457,660
Electronic Equipment, Instruments & Components - 0.62%
Anixter International, Inc. (I)	1,621	67,661
China Security & Surveillance
Technology, Inc. (I)	1,429	9,860
Cogent, Inc. (I)	2,490	24,651
Cognex Corp.	2,091	39,520
Coherent, Inc. (I)	1,357	43,139
Comverge, Inc. (I)(L)	1,180	11,446
Daktronics, Inc.	1,946	14,731
DTS, Inc. (I)	972	31,104
Echelon Corp. (I)(L)	1,114	9,157
Electro Scientific Industries, Inc. (I)	537	6,718
FARO Technologies, Inc. (I)	849	20,325
ICx Technologies, Inc. (I)(L)	675	4,394
IPG Photonics Corp. (I)	1,278	20,218
Itron, Inc. (I)	2,226	149,031
L-1 Identity Solutions, Inc. (I)	2,414	20,567
Maxwell Technologies, Inc. (I)(L)	13,052	180,901
MTS Systems Corp.	414	11,269
Multi-Fineline Electronix, Inc. (I)	563	12,273
National Instruments Corp.	3,235	102,291
OSI Systems, Inc. (I)	883	27,232
Plexus Corp. (I)	2,195	75,706
Power-One, Inc. (I)(L)	3,711	14,065
Rofin-Sinar Technologies, Inc. (I)	1,609	32,968
Rogers Corp. (I)	312	8,564
Sanmina-SCI Corp. (I)	1,526	25,240
ScanSource, Inc. (I)	1,474	38,324
Technitrol, Inc.	827	3,639
TTM Technologies, Inc. (I)	2,395	20,453
Universal Display Corp. (I)(L)	1,842	19,396
Vishay Intertechnology, Inc. (I)	6,214	63,694

		1,108,537

The accompanying notes are an integral part of the financial statements.	210

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services - 3.57%
Art Technology Group, Inc. (I)	95,714	$379,985
comScore, Inc. (I)	1,100	17,072
Constant Contact, Inc. (I)(L)	1,180	22,031
DealerTrack Holdings, Inc. (I)	2,131	30,303
Dice Holdings, Inc. (I)	1,056	6,970
Digital River, Inc. (I)	2,144	56,366
DivX, Inc. (I)	1,559	9,416
Equinix, Inc. (I)(L)	29,200	2,758,524
GigaMedia, Ltd. (I)	25,574	73,909
GSI Commerce, Inc. (I)	3,007	75,085
InfoSpace, Inc. (I)	38,980	392,918
Internap Network Services Corp. (I)	1,739	8,747
Internet Brands, Inc., Class A (I)	1,304	10,745
Internet Capital Group, Inc. (I)	2,038	13,858
J2 Global Communications, Inc. (I)	2,506	54,380
Limelight Networks, Inc. (I)	2,114	7,780
Liquidity Services, Inc. (I)	927	11,402
LoopNet, Inc. (I)	1,548	14,629
MercadoLibre, Inc. (I)(L)	1,469	60,435
Move, Inc. (I)	90,418	141,956
NIC, Inc.	40,343	301,362
Open Text Corp. (I)	10,990	534,554
Perficient, Inc. (I)	851	9,446
Rackspace Hosting, Inc. (I)	2,720	53,938
RealNetworks, Inc. (I)	5,237	24,090
SAVVIS, Inc. (I)	2,112	29,758
Sohu.com, Inc. (I)	1,707	87,415
Switch & Data Facilities Company, Inc. (I)	1,247	22,309
Terremark Worldwide, Inc. (I)	21,453	154,462
The Knot, Inc. (I)	1,591	12,171
United Online, Inc.	20,203	126,471
ValueClick, Inc. (I)	46,384	440,184
VistaPrint NV (I)(L)	2,272	131,140
Vocus, Inc. (I)	1,030	14,657
Web.com Group, Inc. (I)	47,050	223,958
WebMD Health Corp. (I)(L)	2,711	116,790

		6,429,216
IT Services - 2.52%
Amdocs, Ltd. (I)	48,000	1,395,840
CACI International, Inc., Class A (I)	9,615	476,519
Cass Information Systems, Inc.	363	10,988
China Information Security
Technology, Inc. (I)	1,644	8,088
Convergys Corp. (I)	38,280	472,375
CSG Systems International, Inc. (I)	22,019	443,022
Cybersource Corp. (I)(L)	32,204	551,655
Euronet Worldwide, Inc. (I)(L)	2,535	45,934
Exlservice Holdings, Inc. (I)	812	13,966
Forrester Research, Inc. (I)	872	26,116
Gartner Group, Inc., Class A (I)	4,253	101,179
Genpact, Ltd. (I)	4,198	63,348
Global Cash Access, Inc. (I)	3,125	23,406
Heartland Payment Systems, Inc.	1,248	19,082
iGate Corp.	1,353	12,366
infoGROUP, Inc. (I)	692	5,557
ManTech International Corp. (I)	1,235	60,984
NCI, Inc. (I)	372	10,479
NeuStar, Inc., Class A (I)	4,126	95,641
RightNow Technologies, Inc. (I)	1,235	19,217
Sapient Corp.	5,889	53,119
SRA International, Inc., Class A (I)	2,418	46,087
Syntel, Inc. (L)	1,383	46,884
TeleTech Holdings, Inc. (I)(L)	2,075	36,292
TNS, Inc. (I)	922	21,787

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Unisys Corp. (I)	2,346	$81,899
VeriFone Holdings, Inc. (I)	4,219	81,427
Wright Express Corp. (I)	11,470	324,830

		4,548,087
Office Electronics - 0.05%
Zebra Technologies Corp., Class A (I)	3,263	93,224
Semiconductors & Semiconductor Equipment - 3.70%
Actel Corp. (I)	510	6,533
Advanced Analogic Technologies, Inc. (I)	58,789	192,828
Advanced Energy Industries, Inc. (I)(L)	1,866	27,094
Amkor Technology, Inc. (I)(L)	6,604	39,756
Anadigics, Inc. (I)	76,727	315,348
Applied Micro Circuits Corp. (I)	3,698	33,060
Atheros Communications, Inc. (I)(L)	8,795	315,653
Atmel Corp. (I)	23,916	107,861
ATMI, Inc. (I)	1,132	19,063
Brooks Automation, Inc. (I)	3,574	30,879
Cabot Microelectronics Corp. (I)	1,301	46,055
Cavium Networks, Inc. (I)	2,081	49,736
Cirrus Logic, Inc. (I)	3,442	24,576
Conexant Systems, Inc. (I)	3,229	15,435
Cymer, Inc. (I)	24,821	777,394
Cypress Semiconductor Corp. (I)(L)	8,642	102,321
Diodes, Inc. (I)	1,937	37,985
Entegris, Inc. (I)	4,670	20,922
Exar Corp. (I)	720	5,321
Fairchild Semiconductor International, Inc. (I)	2,407	24,840
FEI Company (I)	2,091	44,496
FormFactor, Inc. (I)	2,761	45,418
Hittite Microwave Corp. (I)	1,337	55,806
Integrated Device Technology, Inc. (I)	3,254	17,799
International Rectifier Corp. (I)	1,384	27,998
IXYS Corp. (I)	1,300	11,063
Kopin Corp. (I)	3,718	14,128
Kulicke & Soffa Industries, Inc. (I)	1,373	9,034
Lattice Semiconductor Corp. (I)	2,286	6,561
Mattson Technology, Inc. (I)	1,431	5,280
Micrel, Inc.	847	8,343
Microsemi Corp. (I)	27,835	431,721
MIPS Technologies, Inc., Class A (I)	78,150	329,012
MKS Instruments, Inc. (I)	2,610	47,058
Monolithic Power Systems, Inc. (I)	68,940	1,400,171
Netlogic Microsystems, Inc. (I)	1,058	57,333
NVE Corp. (I)(L)	7,464	331,849
O2Micro International, Ltd. (I)	72,263	432,855
OmniVision Technologies, Inc. (I)	1,828	26,561
Pericom Semiconductor Corp. (I)	1,428	13,409
PMC-Sierra, Inc. (I)	6,313	52,398
Power Integrations, Inc.	1,494	53,724
Rambus, Inc. (I)	3,612	79,283
Rubicon Technology, Inc. (I)(L)	668	10,488
Rudolph Technologies, Inc. (I)	1,083	8,621
Semtech Corp. (I)	2,216	35,168
Sigma Designs, Inc. (I)	1,448	16,942
Silicon Laboratories, Inc. (I)	2,407	109,374
Silicon Storage Technology, Inc. (I)	2,260	7,209
Standard Microsystems Corp. (I)	1,237	24,146
Supertex, Inc. (I)	616	14,729
Teradyne, Inc. (I)(L)	6,307	63,007
Tessera Technologies, Inc. (I)	2,764	49,641
Trident Microsystems, Inc. (I)	2,578	3,815
TriQuint Semiconductor, Inc. (I)	8,456	60,799
Ultratech, Inc. (I)	1,249	16,112

The accompanying notes are an integral part of the financial statements.	211

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Varian Semiconductor Equipment
Associates, Inc. (I)	4,083	$122,817
Veeco Instruments, Inc. (I)	1,363	46,478
Verigy, Ltd. (I)	3,265	32,519
Volterra Semiconductor Corp. (I)	1,260	27,506
Zoran Corp. (I)	29,110	330,107

		6,673,438
Software - 4.80%
ACI Worldwide, Inc. (I)	1,227	22,380
Actuate Corp. (I)	49,310	264,302
Advent Software, Inc. (I)	930	37,498
ArcSight, Inc. (I)	920	24,656
Ariba, Inc. (I)	2,481	29,797
AsiaInfo Holdings, Inc. (I)	1,679	41,001
Blackbaud, Inc.	2,450	57,036
Blackboard, Inc. (I)	1,716	67,061
Bottomline Technologies, Inc. (I)	478	7,595
Clicksoftware Technologies, Ltd. (I)	55,130	390,320
Commvault Systems, Inc. (I)	2,228	48,793
Compuware Corp. (I)	61,696	462,103
Concur Technologies, Inc. (I)	2,313	90,993
Deltek, Inc. (I)	923	7,098
DemandTec, Inc. (I)	1,431	8,400
Double-Take Software, Inc. (I)	934	8,285
Ebix, Inc. (I)(L)	1,319	19,152
EPIQ Systems, Inc. (I)	35,531	412,870
Falconstor Software, Inc. (I)	2,031	7,210
Informatica Corp. (I)	4,962	126,630
Interactive Intelligence, Inc. (I)	20,392	401,722
Jack Henry & Associates, Inc.	4,464	100,797
JDA Software Group, Inc. (I)	15,527	439,414
Kenexa Corp. (I)	1,139	11,242
Magma Design Automation, Inc. (I)(L)	2,632	6,501
Manhattan Associates, Inc. (I)	1,250	31,588
MICROS Systems, Inc. (I)	4,421	132,807
MicroStrategy, Inc., Class A (I)	507	44,966
Monotype Imaging Holdings, Inc. (I)	635	6,039
Net 1 UEPS Technologies, Inc. (I)	21,500	379,475
Netscout Systems, Inc. (I)	1,586	23,140
NetSuite, Inc. (I)(L)	879	10,864
NICE Systems, Ltd., SADR (I)	18,847	579,734
Opnet Technologies, Inc.	487	7,222
Parametric Technology Corp. (I)	6,541	113,879
Pegasystems, Inc.	918	33,048
Progress Software Corp. (I)	1,114	31,214
PROS Holdings, Inc. (I)	999	8,701
Quest Software, Inc. (I)	25,740	433,719
Radiant Systems, Inc. (I)	26,201	292,665
Renaissance Learning, Inc.	247	3,446
Rovi Corp. (I)	5,718	191,553
S1 Corp. (I)	2,897	17,990
Smith Micro Software, Inc. (I)	50,049	438,429
Solera Holdings, Inc.	19,659	671,551
SonicWALL, Inc. (I)	3,024	24,222
Sourcefire, Inc. (I)	896	20,931
SuccessFactors, Inc. (I)	2,580	46,724
Sybase, Inc. (I)(L)	8,814	391,253
Symyx Technologies, Inc. (I)	1,938	8,450
Synchronoss Technologies, Inc. (I)	1,119	19,482
Taleo Corp. (I)	1,916	45,103
TeleCommunication Systems, Inc. (I)	44,387	338,229
TIBCO Software, Inc. (I)	46,977	430,779
TiVo, Inc. (I)	6,084	57,676
Tyler Technologies, Inc. (I)	23,464	426,106

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Ultimate Software Group, Inc. (I)	8,010	$247,669
VASCO Data Security International, Inc. (I)	1,684	13,337
Websense, Inc. (I)	1,578	33,864

		8,648,711

		35,031,099
Materials - 4.59%
Chemicals - 1.91%
Albemarle Corp.	60,300	2,260,647
Balchem Corp.	1,553	34,026
Calgon Carbon Corp. (I)	2,950	45,755
Hawkins, Inc.	176	3,511
Intrepid Potash, Inc. (I)(L)	2,498	68,745
Landec Corp. (I)	1,406	8,520
LSB Industries, Inc. (I)	905	12,860
NewMarket Corp.	675	60,109
Solutia, Inc. (I)	38,049	535,349
Spartech Corp. (I)	21,975	223,925
Stepan Company	440	20,918
W.R. Grace & Company (I)	4,008	116,072
Zep, Inc.	1,199	26,486
Zoltek Companies, Inc. (I)(L)	1,622	14,420

		3,431,343
Construction Materials - 0.01%
Headwaters, Inc. (I)	3,343	16,682
United States Lime & Minerals, Inc. (I)	161	6,356

		23,038
Containers & Packaging - 1.35%
AptarGroup, Inc.	6,796	261,850
Bway Holding Company (I)	620	9,343
Crown Holdings, Inc. (I)	67,100	1,833,172
Graphic Packaging Holding Company (I)	2,381	8,286
Silgan Holdings, Inc.	5,562	317,646

		2,430,297
Metals & Mining - 1.12%
AK Steel Holding Corp.	16,016	344,824
Allied Nevada Gold Corp. (I)(L)	3,462	47,637
Brush Engineered Materials, Inc. (I)	1,123	23,066
Gammon Gold, Inc. (I)	37,590	366,503
General Moly, Inc. (I)	3,417	8,030
Haynes International, Inc.	672	19,515
Hecla Mining Company (I)(L)	6,642	34,538
Horsehead Holding Corp. (I)	2,404	24,449
Royal Gold, Inc.	1,397	62,781
RTI International Metals, Inc. (I)	1,665	40,010
Schnitzer Steel Industries, Inc.	1,188	54,244
Stillwater Mining Company (I)	42,696	484,600
Thompson Creek Metals Company, Inc. (I)	36,730	505,038

		2,015,235
Paper & Forest Products - 0.20%
Buckeye Technologies, Inc. (I)	31,330	346,197
Deltic Timber Corp.	381	17,503

		363,700

		8,263,613
Telecommunication Services - 3.74%
Diversified Telecommunication Services - 1.88%
Alaska Communications Systems Group, Inc.	2,463	17,881
Atlantic Tele-Network, Inc.	5,100	223,788
Cbeyond, Inc. (I)	1,297	16,083
Cogent Communications Group, Inc. (I)(L)	154,046	1,515,813

The accompanying notes are an integral part of the financial statements.	212

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
Shares or
Principal
Amount		Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
General Communication, Inc., Class A (I)	1,872	$10,277
Global Crossing, Ltd. (I)	1,669	23,783
Neutral Tandem, Inc. (I)	1,769	28,516
PAETEC Holding Corp. (I)	7,273	28,801
Premiere Global Services, Inc. (I)	183,659	1,381,116
TW Telecom, Inc. (I)	8,292	131,760
Vonage Holdings Corp. (I)	6,098	9,452

		3,387,270
Wireless Telecommunication Services - 1.86%
Fibertower Corp. (I)	395	1,627
ICO Global Communications
Holdings, Ltd. (I)	8,282	9,110
NII Holdings, Inc. (I)	77,300	2,892,568
Shenandoah Telecommunications Company	1,246	22,465
Syniverse Holdings, Inc. (I)	24,546	412,864
TerreStar Corp. (I)	2,597	2,246
USA Mobility, Inc. (I)	1,254	14,120

		3,355,000

		6,742,270
Utilities - 0.28%
Electric Utilities - 0.08%
ITC Holdings Corp.	2,817	150,371
Independent Power Producers & Energy Traders - 0.02%
Ormat Technologies, Inc.	1,134	32,807
Multi-Utilities - 0.17%
Avista Corp.	15,320	311,915
Consolidated Water Company, Ltd.	781	9,489

		504,582

TOTAL COMMON STOCKS (Cost $143,959,647)		$175,318,782

INVESTMENT COMPANIES - 0.47%
Diversified Financials - 0.47%
iShares Russell 2000 Growth Index Fund (L)	12,500	849,500

TOTAL INVESTMENT COMPANIES (Cost $868,071)		$849,500

RIGHTS - 0.00%
Telecommunication Services - 0.00%
Wireless Telecommunication Services - 0.00%
ICO Global Communications Holdings, Ltd.
(Expiration Date 03/09/2010, Strike
Price USD 0.70)	6,961	573

TOTAL RIGHTS (Cost $-)		$573

SHORT-TERM INVESTMENTS - 21.75%
Repurchase Agreement - 1.79%
Repurchase Agreement with State Street Corp.
dated 02/26/2010 at 0.01% to be
repurchased at $1,062,001 on 03/01/2010,
collateralized by $995,000 U.S. Treasury
Notes, 4.25% due 08/15/2015 (valued at
$1,085,844, including interest)	$1,062,000	1,062,000
Repurchase Agreement with State Street Corp.
dated 02/26/2010 at 0.01% to be
repurchased at $2,166,002 on 03/01/2010,
collateralized by $2,125,000 Federal Home
Loan Bank, 4.375% due 09/17/2010 (valued
at $2,213,613, including interest)	2,166,000	2,166,000

		3,228,000

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Short-Term Securities* - 0.48%
State Street Institutional Liquid Reserves
Fund, 0.1176%	$863,786	$863,786
Securities Lending Collateral - 19.48%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)*	3,506,412	35,099,534

TOTAL SHORT-TERM INVESTMENTS (Cost $39,191,237)		$39,191,320

Total Investments (Smaller Company Growth Fund)
(Cost $184,018,955) - 119.52%		$215,360,175
Other assets and liabilities, net - (19.52%)		(35,178,121)

TOTAL NET ASSETS - 100.00%		$180,182,054

Spectrum Income Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 13.72%
Automobiles & Components - 0.06%
Harley-Davidson, Inc. (L)	20,800	$511,888
Banks - 0.76%
Allied Irish Banks PLC -
London Exchange	34,713	47,662
KeyCorp	67,900	485,485
Marshall & Ilsley Corp.	32,600	230,808
Regions Financial Corp. (L)	62,500	421,875
SunTrust Banks, Inc.	37,700	897,637
U.S. Bancorp	83,100	2,045,091
Wells Fargo & Company	84,900	2,321,166

		6,449,724
Capital Goods - 1.68%
3M Company	26,900	2,156,035
Boeing Company	20,800	1,313,728
Cooper Industries PLC	17,600	798,336
Deere & Company	22,600	1,294,980
Eaton Corp.	6,200	422,344
General Cable Corp. (I)(L)	6,650	162,460
General Electric Company	184,300	2,959,858
Honeywell International, Inc.	32,600	1,309,216
Illinois Tool Works, Inc.	34,400	1,565,888
ITT Corp.	3,600	184,428
Lockheed Martin Corp.	9,400	730,944
Masco Corp.	58,200	778,134
Pall Corp.	5,800	228,926
USG Corp. (I)(L)	18,900	254,772

		14,160,049
Commercial & Professional Services - 0.09%
Avery Dennison Corp.	23,300	736,280
Consumer Durables & Apparel - 0.53%
D.R. Horton, Inc. (L)	20,600	254,616
Fortune Brands, Inc.	37,600	1,648,008
Harman International Industries, Inc. (I)	4,700	202,758
Mattel, Inc.	47,300	1,040,127
Whirlpool Corp. (L)	15,400	1,296,064

		4,441,573
Consumer Services - 0.15%
H & R Block, Inc.	9,200	158,976
Lakes Gaming, Inc. (I)	22,900	50,380
Marriott International, Inc., Class A (L)	27,299	740,076

The accompanying notes are an integral part of the financial statements.	213

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Services (continued)
MGM Mirage, Inc. (I)(L)	29,900	$315,146

		1,264,578
Diversified Financials - 1.64%
American Express Company	65,100	2,486,169
Bank of America Corp.	179,293	2,987,021
Capital One Financial Corp.	21,200	800,300
JPMorgan Chase & Company	96,900	4,066,893
Legg Mason, Inc. (L)	35,400	915,090
NYSE Euronext	23,100	609,378
SLM Corp. (I)	65,500	732,290
The Bank of New York Mellon Corp.	42,800	1,220,656

		13,817,797
Energy - 1.89%
Anadarko Petroleum Corp.	20,600	1,444,678
BJ Services Company	14,600	319,010
BP PLC	26,900	1,431,349
Chevron Corp.	41,100	2,971,530
ConocoPhillips	12,200	585,600
Exxon Mobil Corp. (L)	41,100	2,671,500
Murphy Oil Corp.	28,700	1,489,530
Royal Dutch Shell PLC, ADR	41,200	2,255,288
Schlumberger, Ltd.	22,300	1,362,530
Spectra Energy Corp.	25,300	551,540
Sunoco, Inc.	20,600	543,222
The Williams Companies, Inc.	13,300	286,482

		15,912,259
Food & Staples Retailing - 0.05%
Wal-Mart Stores, Inc.	7,700	416,339
Food, Beverage & Tobacco - 0.40%
B&G Foods, Inc.	25,350	236,009
Kraft Foods, Inc., Class A	29,100	827,313
McCormick & Company, Inc.	12,800	475,008
The Hershey Company (L)	46,800	1,860,768

		3,399,098
Household & Personal Products - 0.10%
Kimberly-Clark Corp.	13,700	832,138
Insurance - 0.53%
Chubb Corp.	9,200	464,232
Lincoln National Corp.	36,600	921,588
Marsh & McLennan Companies, Inc.	58,100	1,349,082
Sun Life Financial, Inc. (L)	29,300	835,050
The Progressive Corp.	26,000	445,900
The Travelers Companies, Inc.	9,300	489,087

		4,504,939
Materials - 0.98%
Alcoa, Inc.	31,600	420,280
Ashland, Inc.	8,250	388,410
E.I. Du Pont de Nemours & Company	30,700	1,035,204
Freeport-McMoRan Copper & Gold, Inc.	3,475	261,181
Huntsman Corp.	14,400	197,712
International Flavors & Fragrances, Inc.	25,100	1,056,961
International Paper Company	63,800	1,478,246
MeadWestvaco Corp.	26,600	610,204
Nucor Corp.	29,100	1,204,740
Owens-Illinois, Inc. (I)	12,150	360,126
Vulcan Materials Company (L)	19,500	846,495
Weyerhaeuser Company	9,700	391,880

		8,251,439
Media - 0.80%
Cablevision Systems Corp., Class A	33,700	811,496

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Comcast Corp., Class A	23,500	$386,340
Madison Square Garden, Inc. (I)	8,725	170,138
The McGraw-Hill Companies, Inc.	41,200	1,409,040
The New York Times Company (I)	49,100	537,154
The Walt Disney Company	44,500	1,390,180
Time Warner, Inc.	61,133	1,775,302
WPP PLC, SADR	34,500	316,308

		6,795,958
Pharmaceuticals, Biotechnology & Life Sciences - 0.71%
Amgen, Inc.	11,900	673,659
Bristol-Myers Squibb Company (L)	43,000	1,053,930
Eli Lilly & Company	31,200	1,071,408
Johnson & Johnson	17,800	1,121,400
Merck & Company, Inc.	38,400	1,416,192
Pfizer, Inc.	36,621	642,699

		5,979,288
Real Estate - 0.00%
Weingarten Realty Investors (L)	1,271	26,170
Retailing - 0.61%
Bed Bath & Beyond, Inc.	33,300	1,385,613
Genuine Parts Company	12,300	496,428
Home Depot, Inc.	69,900	2,180,880
Macy’s, Inc.	22,900	438,535
Tiffany & Company	14,000	621,460

		5,122,916
Semiconductors & Semiconductor Equipment - 0.26%
Analog Devices, Inc.	37,700	1,102,348
Applied Materials, Inc.	28,800	352,512
Intel Corp.	35,700	732,921

		2,187,781
Software & Services - 0.48%
Computer Sciences Corp. (I)	21,900	1,134,201
eBay, Inc. (I)	32,200	741,244
Electronic Arts, Inc. (I)(L)	24,900	412,842
Microsoft Corp.	60,200	1,725,332

		4,013,619
Technology Hardware & Equipment - 0.12%
Cisco Systems, Inc. (I)	19,800	481,734
Dell, Inc. (I)	42,400	560,952

		1,042,686
Telecommunication Services - 0.62%
AT&T, Inc.	94,720	2,350,003
Qwest Communications
International, Inc. (L)	168,600	768,816
Sprint Nextel Corp. (I)	160,575	534,715
Verizon Communications, Inc.	37,500	1,084,875
Vodafone Group PLC	228,700	493,377

		5,231,786
Transportation - 0.18%
Southwest Airlines Company	23,200	291,856
United Parcel Service, Inc., Class B	21,300	1,251,162

		1,543,018
Utilities - 1.08%
CenterPoint Energy, Inc.	13,600	181,968
Constellation Energy Group, Inc.	15,900	557,613
Duke Energy Corp.	52,380	856,413
Entergy Corp.	11,700	888,849
Exelon Corp.	25,400	1,099,820
FirstEnergy Corp.	9,700	374,905

The accompanying notes are an integral part of the financial statements.	214

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Utilities (continued)
NiSource, Inc.	71,600	$1,075,432
NRG Energy, Inc. (I)	11,200	244,608
PG&E Corp.	15,900	666,528
Pinnacle West Capital Corp.	15,900	578,919
PPL Corp.	16,600	472,768
Progress Energy, Inc.	25,150	962,994
TECO Energy, Inc. (L)	14,600	223,818
Xcel Energy, Inc.	46,020	957,676

		9,142,311

TOTAL COMMON STOCKS (Cost $117,972,510)		$115,783,634

PREFERRED STOCKS - 0.44%
Consumer Services - 0.02%
Sealy Corp. 8.000%	2,100	193,200
Diversified Financials - 0.12%
Citigroup, Inc. 7.500%	6,200	665,012
Federal Home Loan Mortgage Corp.,
Series Z 8.375% (I)	7,400	8,436
Federal National Mortgage Association,
Series S 8.250% (I)	6,125	6,615
SLM Corp. 7.250%	550	329,021

		1,009,084
Media - 0.01%
Spanish Broadcasting System,
Series B 10.375%	308	77,000
Telecommunication Services - 0.29%
Crown Castle International Corp. 6.250%	12,250	712,797
Lucent Technologies Capital Trust
I 7.375%	2,300	1,725,000

		2,437,797

TOTAL PREFERRED STOCKS (Cost $3,908,132)		$3,717,081

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 23.95%
U.S. Treasury Strips - 0.01%
0.00%, 05/15/2021	180,000	112,941
U.S. Treasury Bonds - 0.90%
2.625%, 04/30/2016	3,150,000	3,123,915
3.500%, 02/15/2039	1,140,000	951,188
4.500%, 08/15/2039	65,000	64,705
4.750%, 02/15/2037	1,215,000	1,268,156
6.125%, 08/15/2029 (F)	915,000	1,124,592
7.125%, 02/15/2023	410,000	537,164
7.250%, 08/15/2022	340,000	449,331
7.875%, 02/15/2021	45,000	61,587

		7,580,638
U.S. Treasury Notes - 4.35%
1.000%, 08/31/2011	1,500,000	1,510,313
1.125%, 01/15/2012	680,000	684,728
1.750%, 08/15/2012	2,900,000	2,949,845
2.000%, 09/30/2010	725,000	732,505
2.375%, 08/31/2010	5,000,000	5,053,905
2.625%, 07/31/2014	10,635,000	10,906,692
3.125%, 09/30/2013	3,000,000	3,157,500
4.000%, 08/15/2018	9,205,000	9,622,097
4.500%, 04/30/2012	1,930,000	2,080,177

		36,697,762
Federal Home Loan Mortgage Corp. - 2.04%
0.00%, 08/01/2028	6,404	5,619
3.326%, 02/01/2035 (P)	122,193	126,578

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
3.346%, 09/01/2032 (P)	$4,458	$4,641
3.667%, 07/01/2035 (P)	33,884	35,096
4.125%, 10/18/2010	1,750,000	1,791,899
4.250%, 12/15/2021	131,520	134,640
4.500%, 05/15/2016 to 02/15/2020	990,642	930,877
4.623%, 06/01/2038 (P)	159,618	167,947
4.633%, 07/01/2035 (P)	85,872	89,214
4.711%, 07/01/2038 (P)	267,410	281,368
5.000%, 10/01/2018 to 12/01/2035	4,187,962	4,382,184
5.031%, 03/01/2036 (P)	59,226	62,446
5.068%, 11/01/2035 (P)	28,227	29,762
5.145%, 01/01/2036 (P)	151,683	157,755
5.155%, 09/01/2035 (P)	116,968	123,328
5.292%, 02/01/2037 (P)	160,236	168,949
5.311%, 02/01/2037 (P)	82,437	86,919
5.336%, 01/01/2036 (P)	12,056	12,712
5.341%, 04/01/2037 (P)	408,688	430,911
5.361%, 05/01/2037 (P)	107,287	113,120
5.394%, 02/01/2038 (P)	375,275	395,680
5.500%, 04/25/2014 to 12/01/2034	2,220,618	2,326,684
5.523%, 10/01/2036 (P)	439,879	462,560
5.750%, 12/15/2018	348,574	361,473
5.887%, 02/01/2037 (P)	163,172	172,044
5.976%, 01/01/2037 (P)	41,898	44,176
5.984%, 12/01/2036 (P)	526,984	555,638
6.000%, 11/01/2011 to 12/01/2033	1,326,184	1,410,891
6.005%, 11/01/2036 (P)	357,367	376,799
6.011%, 10/01/2036 (P)	452,639	477,251
6.114%, 10/01/2036 (P)	345,287	364,062
6.205%, 08/01/2036 (P)	445,110	469,313
6.500%, 05/01/2017 to 11/01/2033	562,079	589,593
7.000%, 02/01/2024 to 06/01/2032	32,855	35,534
7.500%, 05/01/2024 to 06/01/2024	3,252	3,576
10.500%, 05/01/2019	152	177

		17,181,416
Federal National Mortgage Association - 6.69%
2.484%, 10/01/2033 (P)	77,405	78,629
2.587%, 07/01/2027 (P)	1,289	1,321
3.075%, 11/01/2035 (P)	134,852	139,385
3.875%, 07/12/2013	1,795,000	1,927,028
4.000%, 05/25/2016	20,722	21,007
4.500%, 05/01/2019 to 01/01/2040	10,303,437	10,586,382
4.625%, 07/01/2035 (P)	76,848	79,547
4.777%, 09/01/2035 (P)	423,037	446,040
4.832%, 05/01/2038 (P)	103,616	109,250
4.840%, 04/01/2038 (P)	197,947	208,711
4.852%, 05/01/2038 (P)	361,858	381,534
4.875%, 05/01/2038 (P)	305,690	322,312
4.912%, 08/01/2038 (P)	250,091	263,689
5.000%, 03/01/2018 to 12/01/2039	5,810,580	6,108,731
5.292%, 12/01/2035 (P)	24,231	25,548
5.326%, 12/01/2035 (P)	25,209	26,580
5.447%, 09/01/2037 (P)	169,680	178,907
5.448%, 06/01/2037 (P)	103,788	109,431
5.487%, 01/01/2019 (P)	916	953
5.500%, 07/01/2013 to 08/01/2037	14,335,185	15,191,776
5.529%, 01/01/2037 (P)	170,133	178,906
5.532%, 07/01/2036 (P)	152,887	160,579
5.633%, 12/01/2035 (P)	66,206	69,806
5.801%, 08/01/2037 (P)	202,699	213,721
5.982%, 09/01/2036 (P)	220,387	232,371
5.993%, 08/01/2036 (P)	337,042	355,369
6.000%, 03/01/2021 to 04/01/2039	14,014,247	14,998,361

The accompanying notes are an integral part of the financial statements.	215

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
6.016%, 12/01/2036 (P)		$280,402	$295,648
6.500%, 06/01/2013 to 04/01/2038		2,958,706	3,187,174
7.000%, 12/01/2029 to 04/01/2037		61,357	65,761
7.125%, 01/15/2030		365,000	470,665

			56,435,122
Government National Mortgage Association - 9.57%
0.00%, 03/16/2028		24,967	21,687
2.822%, 12/16/2019		362,485	365,686
3.612%, 11/16/2027		925,006	938,433
4.000%, 09/15/2018 to 06/20/2039		853,233	869,753
4.500%, 09/15/2018 to 02/20/2040		21,667,957	22,062,434
4.994%, 03/16/2030 (P)		56,000	59,904
5.000%, 02/15/2018 to 10/20/2039		14,331,977	15,038,616
5.500%, 02/15/2029 to 07/15/2037		16,288,331	17,460,694
6.000%, 11/15/2012 to 12/15/2038		14,631,670	15,832,960
6.500%, 12/15/2014 to 08/15/2037		5,857,914	6,430,553
7.000%, 04/15/2017 to 10/20/2036		1,544,126	1,695,614
9.250%, 10/15/2016 to 12/15/2019		2,905	3,272
9.750%, 07/15/2017 to 02/15/2021		3,739	4,287
10.250%, 11/15/2020		2,176	2,570
11.750%, 08/15/2013		981	1,109
12.000%, 10/15/2010 to 12/15/2012		115	124
12.250%, 03/15/2014 to 07/20/2015		838	985
12.500%, 06/15/2010		289	294
12.750%, 12/20/2013 to 11/20/2014		760	892

			80,789,867
Treasury Inflation Protected Securities (D) - 0.39%
0.875%, 04/15/2010		3,101,126	3,115,419
1.750%, 01/15/2028		82,480	78,369
2.000%, 01/15/2016		70,735	75,499
2.500%, 01/15/2029		45,270	48,011

			3,317,298

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $193,760,277)			$202,115,044

FOREIGN GOVERNMENT
OBLIGATIONS - 10.29%
Argentina - 0.08%
Republic of Argentina
7.000%, 10/03/2015		625,000	462,500
7.875%, 04/11/2011		200,100	196,098

			658,598
Austria - 0.02%
Republic of Austria
6.250%, 07/15/2027	EUR	94,000	162,645
Belgium - 0.09%
Kingdom of Belgium
4.250%, 09/28/2013		197,000	289,879
5.000%, 09/28/2012 to 03/28/2035		313,000	473,287

			763,166
Brazil - 0.98%
Federative Republic of Brazil
5.625%, 01/07/2041		$210,000	195,825
5.875%, 01/15/2019		275,000	292,586
6.000%, 01/17/2017		205,000	222,894
7.125%, 01/20/2037		860,000	971,800
8.750%, 02/04/2025		475,000	612,750
8.875%, 10/14/2019		500,000	643,750
10.000%, 01/01/2011 to 01/01/2021	BRL	8,523,000	4,378,602

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Brazil (continued)
Federative Republic of Brazil (continued)
11.000%, 08/17/2040		$700,000	$939,750

			8,257,957
Canada - 0.37%
Government of Canada
3.750%, 06/01/2019	CAD	1,388,000	1,358,319
4.250%, 06/01/2018		51,000	52,059
4.500%, 06/01/2015		111,000	115,294
5.250%, 06/01/2012		560,000	577,276
5.750%, 06/01/2033		271,000	322,529
Province of Ontario
5.000%, 03/08/2014		555,000	577,206
Province of Quebec
5.000%, 12/01/2038		90,000	88,627

			3,091,310
Colombia - 0.03%
Republic of Colombia
7.375%, 09/18/2037 (S)		$250,000	271,875
Cote D Ivoire - 0.02%
Ivory Coast Government
4.000%, 03/31/2018		350,000	178,500
Croatia - 0.02%
Republic of Croatia
6.750%, 11/05/2019		150,000	155,442
Denmark - 0.09%
Kingdom of Denmark
5.000%, 11/15/2013	DKK	3,277,000	662,200
7.000%, 11/10/2024		364,000	91,650

			753,850
France - 0.68%
Government of France
3.750%, 01/12/2012	EUR	1,700,000	2,435,522
4.000%, 10/25/2014		733,000	1,077,627
5.500%, 04/25/2029		504,000	826,655
5.750%, 10/25/2032		813,000	1,393,884

			5,733,688
Gabon - 0.03%
Republic of Gabon
8.200%, 12/12/2017		$250,000	269,835
Germany - 0.86%
Federal Republic of Germany
3.500%, 07/04/2019	EUR	1,105,000	1,557,541
3.750%, 01/04/2019		474,000	682,043
4.000%, 07/04/2016 to 01/04/2037		585,000	851,917
4.250%, 01/04/2014		921,000	1,369,932
4.750%, 07/04/2028 to 07/04/2034		461,000	708,672
5.000%, 01/04/2012		1,411,000	2,064,982

			7,235,087
Ghana - 0.04%
Republic of Ghana
8.500%, 10/04/2017		$350,000	365,645
Greece - 0.15%
Republic of Greece
3.700%, 07/20/2015	EUR	115,000	136,573
4.500%, 09/20/2037		180,000	181,328
4.600%, 05/20/2013		395,000	509,324
5.250%, 05/18/2012		38,000	50,301
6.000%, 07/19/2019		151,000	198,503

The accompanying notes are an integral part of the financial statements.	216

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Greece (continued)
Republic of Greece (continued)
6.500%, 10/22/2019		$137,000	$185,996

			1,262,025
Grenada - 0.02%
Government of Grenada
2.500%, 09/15/2025		$430,000	167,700
Hungary - 0.01%
Republic of Hungary
6.750%, 02/24/2017	HUF	22,240,000	107,328
Indonesia - 0.26%
Republic of Indonesia
6.625%, 02/17/2037		$100,000	99,203
6.875%, 03/09/2017 to 01/17/2018		1,050,000	1,164,529
7.750%, 01/17/2038		300,000	335,082
10.375%, 05/04/2014 (S)		100,000	125,250
11.625%, 03/04/2019 (S)		300,000	430,500

			2,154,564
Iraq - 0.16%
Republic of Iraq
5.800%, 01/15/2028		1,757,000	1,363,432
Ireland - 0.04%
Government of Ireland
5.900%, 10/18/2019	EUR	224,000	336,548
Italy - 0.54%
Republic of Italy
3.750%, 08/01/2016		130,000	183,805
4.000%, 02/01/2037		979,000	1,190,312
4.250%, 08/01/2014		343,000	499,716
5.000%, 02/01/2012		348,000	506,053
5.250%, 08/01/2017		1,052,000	1,612,315
7.250%, 11/01/2026		325,000	579,046

			4,571,247
Jamaica - 0.07%
Government of Jamaica
9.000%, 06/02/2015		$215,000	217,150
10.625%, 06/20/2017		350,000	374,500

			591,650
Japan - 2.55%
Government of Japan
0.600%, 09/20/2014	JPY	154,350,000	1,747,756
1.000%, 12/20/2012		188,500,000	2,167,250
1.300%, 12/20/2013 to 03/20/2015		463,250,000	5,400,428
1.400%, 03/20/2018		280,750,000	3,259,117
1.500%, 06/20/2012 to 06/20/2019		160,450,000	1,858,024
1.700%, 09/20/2016		174,500,000	2,083,192
1.900%, 03/20/2025		164,400,000	1,864,320
2.000%, 06/20/2022 to 12/20/2033		154,500,000	1,743,207
2.200%, 06/22/2020		32,050,000	390,373
2.300%, 06/20/2028		88,700,000	1,035,574

			21,549,241
Lebanon - 0.06%
Republic of Lebanon
4.000%, 12/31/2017		$200,000	191,000
7.000%, 12/03/2024		100,000	101,640
9.000%, 03/20/2017		175,000	208,250

			500,890

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Lithuania - 0.16%
Republic of Lithuania
6.750%, 01/15/2015 (S)		$1,170,000	$1,237,044
7.375%, 02/11/2020		150,000	156,188

			1,393,232
Malaysia - 0.06%
Government of Malaysia
3.700%, 05/15/2013	MYR	866,000	256,614
3.702%, 02/25/2013		805,000	238,870

			495,484
Mexico - 0.77%
Government of Mexico
5.625%, 01/15/2017		$170,000	180,200
5.950%, 03/19/2019		1,174,000	1,256,180
8.000%, 12/19/2013 to 12/07/2023	MXN	48,608,300	3,972,752
9.000%, 12/22/2011		5,000,000	423,644
10.000%, 11/20/2036		6,750,000	624,374

			6,457,150
Netherlands - 0.06%
Kingdom of Netherlands
4.500%, 07/15/2017	EUR	195,000	293,030
5.500%, 01/15/2028		137,000	225,411

			518,441
Pakistan - 0.01%
Islamic Republic of Pakistan
7.125%, 03/31/2016		$100,000	87,765
Panama - 0.01%
Republic of Panama
5.200%, 01/30/2020		100,000	101,000
Peru - 0.10%
Republic of Peru
6.550%, 03/14/2037		580,000	609,000
8.750%, 11/21/2033		150,000	195,750

			804,750
Philippines - 0.07%
Republic of Philippines
6.375%, 01/15/2032		600,000	577,500
Poland - 0.04%
Republic of Poland
5.500%, 10/25/2019	PLN	138,000	45,747
6.250%, 10/24/2015		765,000	273,362

			319,109
Portugal - 0.03%
Republic of Portgual
4.800%, 06/15/2020	EUR	41,000	57,065
Republic of Portugal
5.150%, 06/15/2011		118,000	167,785

			224,850
Russia - 0.43%
Government of Russia
7.500%, 03/31/2030		$3,228,900	3,658,667
Serbia And Montenegro - 0.10%
Republic of Serbia
6.750%, 11/01/2024		880,000	853,600
South Africa - 0.12%
Republic of South Africa
6.500%, 06/02/2014		485,000	534,713

6.875%, 05/27/2019		100,000	110,250

The accompanying notes are an integral part of the financial statements.	217

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
South Africa (continued)
Republic of South Africa (continued)
8.000%, 12/21/2018	ZAR	1,060,000	$131,010
13.500%, 09/15/2015		1,650,000	263,915

			1,039,888
Spain - 0.16%
Kingdom of Spain
4.400%, 01/31/2015	EUR	578,000	843,189
5.750%, 07/30/2032		330,000	517,088

			1,360,277
Sweden - 0.12%
Kingdom of Sweden
3.750%, 08/12/2017	SEK	3,590,000	530,439
5.125%, 03/01/2017		$425,000	464,376

			994,815
Turkey - 0.22%
Republic of Turkey
6.750%, 05/30/2040		250,000	244,863
6.875%, 03/17/2036		185,000	184,538
7.000%, 03/11/2019 to 06/05/2020		678,000	736,369
7.500%, 11/07/2019		180,000	201,152
8.000%, 02/14/2034		437,000	495,449

			1,862,371
Ukraine - 0.06%
Republic of Ukraine
6.580%, 11/21/2016		325,000	279,533
7.650%, 06/11/2013		250,000	239,400

			518,933
United Kingdom - 0.47%
Government of United Kingdom
4.250%, 06/07/2032 to 09/07/2039	GBP	1,959,000	2,849,428
4.500%, 03/07/2013		291,000	478,468
8.750%, 08/25/2017		315,000	644,175

			3,972,071
Venezuela - 0.08%
Republic of Venezuela
8.500%, 10/08/2014		$587,000	493,080
9.250%, 09/15/2027		190,000	142,097

			635,177
Vietnam - 0.05%
Socialist Republic of Vietnam
6.875%, 01/15/2016		400,000	421,002

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $82,707,233)			$86,798,305

CORPORATE BONDS - 39.04%
Advertising - 0.18%
Affinity Group, Inc.
10.875%, 02/15/2012 (H)		48,587	19,435
Interpublic Group Of Companies, Inc.
10.000%, 07/15/2017		300,000	326,250
Lamar Media Corp.
6.625%, 08/15/2015		250,000	233,750
9.750%, 04/01/2014		200,000	217,000
Visant Holding Corp.
10.250%, 12/01/2013		600,000	616,500
WPP Finance UK
8.000%, 09/15/2014		65,000	74,974

			1,487,909

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Aerospace & Defense - 0.47%
BE Aerospace, Inc.
8.500%, 07/01/2018		$450,000	$471,375
Embraer Overseas, Ltd.
6.375%, 01/15/2020		260,000	259,675
GenCorp, Inc.
9.500%, 08/15/2013		300,000	306,375
General Dynamics Corp.
1.800%, 07/15/2011		150,000	152,000
4.500%, 08/15/2010		95,000	96,682
Goodrich Corp.
4.875%, 03/01/2020		60,000	60,863
L-3 Communications Corp., Series B
6.375%, 10/15/2015		200,000	203,250
Lockheed Martin Corp.
4.121%, 03/14/2013		340,000	361,427
Northrop Grumman Corp.
7.125%, 02/15/2011		270,000	285,647
Rolls-Royce Group PLC
4.500%, 03/16/2011	EUR	53,000	74,329
Spirit Aerosystems, Inc.
7.500%, 10/01/2017 (S)		$125,000	123,750
TransDigm, Inc.
7.750%, 07/15/2014		475,000	473,813
Triumph Group, Inc.
8.000%, 11/15/2017 (S)		125,000	125,938
United Technologies Corp.
5.400%, 05/01/2035		110,000	108,329
5.700%, 04/15/2040		450,000	457,767
6.125%, 02/01/2019		150,000	169,244
6.350%, 03/01/2011		255,000	268,742

			3,999,206
Agriculture - 0.37%
Alliance One International, Inc.
10.000%, 07/15/2016 (S)		75,000	78,000
Altria Group, Inc.
8.500%, 11/10/2013		745,000	875,130
BAT International Finance PLC
8.125%, 11/15/2013 (S)		955,000	1,129,876
Bunge Ltd. Finance Corp.
8.500%, 06/15/2019		260,000	302,913
Bunge, Ltd.
5.900%, 04/01/2017		460,000	474,849
Imperial Tobacco Finance PLC
4.375%, 11/22/2013	EUR	100,000	142,322
6.875%, 06/13/2012	GBP	49,000	81,472

			3,084,562
Airlines - 0.26%
Air Jamaica, Ltd., Series REGS
9.375%, 07/08/2015		$90,357	88,550
Continental Airlines, Inc.
9.000%, 07/08/2016		186,159	199,191
9.250%, 05/10/2017		100,000	101,000
Delta Air Lines, Inc.
7.570%, 11/18/2010		250,000	254,063
7.750%, 12/17/2019		75,000	76,875
9.500%, 09/15/2014 (S)		400,000	407,000
12.250%, 03/15/2015 (S)		650,000	660,563
Delta Air Lines, Inc.,
Series 2007-1, Class A
6.821%, 08/10/2022		117,978	112,964
Southwest Airlines Company
6.500%, 03/01/2012		160,000	170,845

The accompanying notes are an integral part of the financial statements.	218

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Airlines (continued)
United Air Lines, Inc.
9.875%, 08/01/2013 (S)		$125,000	$125,000

			2,196,051
Apparel - 0.08%
Hanesbrands, Inc.
3.830%, 12/15/2014		50,000	46,875
8.000%, 12/15/2016		150,000	153,000
Levi Strauss & Company
8.625%, 04/01/2013	EUR	250,000	342,115
8.875%, 04/01/2016		$100,000	103,750

			645,740
Auto Manufacturers - 0.28%
BMW Finance NV
8.875%, 09/19/2013	EUR	90,000	147,090
Daimler Finance North America LLC
7.750%, 01/18/2011		$245,000	259,211
Daimler Finance North America
LLC, Series EMTN
4.375%, 03/21/2013	EUR	100,000	142,502
DaimlerChrysler N.A. Holding Corp.
6.500%, 11/15/2013		$520,000	579,707
Fiat Finance & Trade, Ltd.
6.625%, 02/15/2013	EUR	55,000	76,108
General Motors Corp.
8.250%, 07/15/2023 (H)		$900,000	267,750
Motors Liquidation Company
6.750%, 05/01/2028 (H)		900,000	256,500
Oshkosh Corp.
8.250%, 03/01/2017 (S)		275,000	275,000
8.500%, 03/01/2020 (S)		275,000	275,000
Volvo Treasury AB
9.875%, 02/27/2014	EUR	50,000	80,168

			2,359,036
Auto Parts & Equipment - 0.44%
Affinia Group, Inc.
9.000%, 11/30/2014		$100,000	97,625
10.750%, 08/15/2016 (S)		100,000	108,500
Allison Transmission, Inc., PIK
11.250%, 11/01/2015 (S)		613,000	634,455
American Axle & Manufacturing
Holdings, Inc.
9.250%, 01/15/2017 (S)		25,000	25,875
American Axle & Manufacturing, Inc.
7.875%, 03/01/2017		875,000	761,250
ArvinMeritor, Inc.
10.625%, 03/15/2018		300,000	294,072
Commercial Vehicles Group, Inc., PIK
11.000%, 02/15/2013 (S)		323,898	279,333
Goodyear Tire & Rubber Company
10.500%, 05/15/2016		750,000	808,125
Hella Kg Hueck & Company
7.250%, 10/20/2014	EUR	60,000	83,292
Tenneco, Inc.
8.125%, 11/15/2015		$275,000	272,250
8.625%, 11/15/2014		125,000	122,813
United Components, Inc.
9.375%, 06/15/2013		250,000	248,125

			3,735,715
Banks - 2.97%
Allied Irish Banks PLC
12.500%, 06/25/2019	EUR	50,000	73,274

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Banks (continued)
American Express Centurion Bank
5.550%, 10/17/2012		$100,000	$106,840
ANZ National International, Ltd.
2.375%, 12/21/2012 (S)		265,000	266,397
Australia & New Zealand Banking
Group, Ltd., EMTN
4.375%, 05/24/2012	EUR	95,000	136,008
BAC Capital Trust VI
5.625%, 03/08/2035		$1,310,000	1,044,297
Banca Monte Dei Paschi Di Siena Spa
4.750%, 04/30/2014	EUR	100,000	143,879
Banco Do Brasil Cayman
8.500%, 12/31/2049		$100,000	108,140
Banco Nacional de Desenvolvimento
Economico e Social
6.369%, 06/16/2018		290,000	305,225
Banco Votorantim SA
7.375%, 01/21/2020 (S)		125,000	128,281
Bank Nederlandse Gemeenten
4.125%, 06/28/2016	EUR	570,000	825,762
4.625%, 09/13/2012		445,000	649,039
Bank of Montreal
5.200%, 06/21/2017 (P)	CAD	30,000	30,539
Bank of Nova Scotia
2.250%, 01/22/2013		$160,000	162,327
8.300%, 09/27/2013	CAD	62,000	69,563
Bank of Tokyo-Mitsubishi UFJ, Ltd.
2.600%, 01/22/2013 (S)		$375,000	378,947
3.850%, 01/22/2015 (S)		260,000	266,716
Bank One Corp.
5.250%, 01/30/2013		200,000	215,697
7.875%, 08/01/2010		310,000	319,313
Banque du Liban
10.000%, 04/25/2015		100,000	119,000
Barclays Bank PLC
2.500%, 01/23/2013		460,000	459,723
4.000%, 10/07/2019	EUR	400,000	547,660
4.875%, 03/31/2013 to 08/13/2019		80,000	111,725
5.200%, 07/10/2014		$325,000	347,664
5.250%, 05/27/2014	EUR	50,000	73,102
5.750%, 08/17/2021	GBP	50,000	76,583
6.750%, 05/22/2019		$280,000	309,245
BB&T Capital Trust II
6.750%, 06/07/2036		180,000	174,203
BB&T Corp.
3.375%, 09/25/2013		45,000	46,152
5.700%, 04/30/2014		955,000	1,045,194
BNP Paribas
5.250%, 12/17/2012	EUR	50,000	73,576
Commonwealth Bank of Australia
2.750%, 10/15/2012 (S)		$210,000	213,907
5.500%, 08/06/2019	EUR	50,000	73,209
Deutsche Bank AG
4.875%, 09/24/2012		50,000	72,968
5.125%, 01/31/2013		35,000	51,147
5.375%, 10/12/2012		$380,000	413,279
DnB NOR Bank ASA, EMTN
4.750%, 03/28/2011	EUR	75,000	105,701
Eurohypo AG
4.500%, 01/21/2013		342,000	499,351
Fifth Third Bancorp
6.250%, 05/01/2013		$260,000	279,187
8.250%, 03/01/2038		270,000	278,111
Fortis Bank SA/NV
5.757%, 10/04/2017	EUR	75,000	112,203

The accompanying notes are an integral part of the financial statements.	219

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Banks (continued)
GMAC, Inc.
8.000%, 11/01/2031		$1,425,000	1,314,563
8.300%, 02/12/2015 (S)		1,000,000	1,008,750
HBOS PLC, EMTN
4.375%, 10/30/2019	EUR	59,000	69,606
HSBC Bank USA, Inc.
4.625%, 04/01/2014		$100,000	105,410
HSBC Capital Funding LP
5.369%, 10/29/2049	EUR	45,000	54,534
HSBC Holdings PLC
3.625%, 06/29/2020		75,000	101,274
6.250%, 03/19/2018		50,000	75,926
9.875%, 04/08/2018	GBP	60,000	105,838
HSBK Europe BV
7.250%, 05/03/2017		$100,000	92,500
7.750%, 05/13/2013		200,000	197,160
9.250%, 10/16/2013		200,000	205,250
Hypothekenbank in Essen AG
3.875%, 11/21/2013	EUR	421,000	607,058
ICICI Bank, Ltd.
6.375%, 04/30/2022		$100,000	91,958
Independence Community Bank Corp.
2.071%, 04/01/2014 (P)		15,000	14,809
ING Bank NV
5.500%, 01/04/2012	EUR	71,000	101,314
Intesa Sanpaolo SpA
4.375%, 06/26/2018		50,000	69,945
Intesabci Capital Trust
6.988%, 07/29/2049		55,000	73,393
Kreditanstalt Fuer Wiederaufbau
4.375%, 07/04/2018		90,000	132,337
4.700%, 06/02/2037	CAD	245,000	219,817
5.500%, 07/25/2016	AUD	210,000	181,807
Lloyds TSB Bank PLC
4.375%, 01/12/2015 (S)		$755,000	742,388
6.375%, 06/17/2016	EUR	60,000	88,214
National Australia Bank, Ltd.
2.350%, 11/16/2012 (S)		$315,000	319,831
4.500%, 06/23/2016	EUR	100,000	139,109
Nordea Bank AB
2.500%, 11/13/2012 (S)		$165,000	166,432
Northern Trust Corp.
5.300%, 08/29/2011		144,000	152,978
5.500%, 08/15/2013		215,000	236,648
PNC Funding Corp.
3.625%, 02/08/2015		220,000	221,236
Rabobank Nederland
3.125%, 07/19/2010	EUR	75,000	102,644
Royal Bank of Canada
4.625%, 01/22/2018		390,000	564,288
5.000%, 01/20/2014	CAD	59,000	60,991
5.750%, 07/25/2011	EUR	50,000	72,013
Royal Bank of Scotland Group PLC
7.648%, 08/29/2049 (P)		$290,000	234,175
Royal Bank of Scotland PLC
5.250%, 05/15/2013	EUR	60,000	84,610
6.000%, 05/10/2013		40,000	56,070
RSHB Capital SA for OJSC Russian
Agricultural Bank
6.299%, 05/15/2017		$500,000	498,750
Santander Issuances SA
4.750%, 05/29/2019	EUR	100,000	138,292
Santander US Debt SA
0.649%, 10/21/2011 (P)(S)		$340,000	340,456
3.724%, 01/20/2015 (S)		600,000	596,831

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Banks (continued)
Skandinaviska Enskilda Banken AB
6.625%, 07/09/2014	GBP	50,000	$83,226
Societe Generale
5.250%, 03/28/2013	EUR	100,000	147,896
6.125%, 08/20/2018		50,000	77,023
Standard Chartered Bank
3.625%, 02/03/2017		100,000	136,498
5.875%, 09/26/2017		50,000	72,568
State Street Corp.
4.300%, 05/30/2014		$75,000	78,884
SunTrust Banks, Inc.
7.750%, 05/01/2010		175,000	176,621
Svenska Handelsbanken AB
5.500%, 05/26/2016	GBP	50,000	80,052
Toronto-Dominion Bank
4.875%, 01/23/2013	EUR	100,000	146,476
5.690%, 06/03/2018 (P)	CAD	75,000	78,084
UBS AG/London
6.000%, 04/18/2018	EUR	50,000	75,433
UniCredito Italiano SpA
5.750%, 09/26/2017		95,000	138,196
6.100%, 02/28/2012		24,000	34,668
US Bancorp
4.200%, 05/15/2014		$175,000	184,674
4.500%, 07/29/2010		190,000	193,521
US Bank NA, BKNT
6.375%, 08/01/2011		650,000	697,080
USB Capital XIII Trust
6.625%, 12/15/2039		75,000	74,556
VTB Capital SA
6.875%, 05/29/2018		250,000	256,875
Wachovia Corp.
5.750%, 02/01/2018		645,000	680,394
Wells Fargo & Company
4.875%, 01/12/2011		225,000	233,944
5.250%, 10/23/2012		235,000	253,357
Wells Fargo Bank NA
4.750%, 02/09/2015		270,000	280,370
Westpac Banking Corp.
0.549%, 10/21/2011 (P)(S)		245,000	244,811
4.875%, 09/28/2012 to 11/19/2019		290,000	321,053

			25,098,599
Beverages - 0.41%
Anheuser-Busch InBev NV
8.625%, 01/30/2017	EUR	50,000	86,812
Anheuser-Busch InBev Worldwide, Inc.
3.000%, 10/15/2012		$265,000	272,301
7.200%, 01/15/2014 (S)		340,000	390,218
Bacardi, Ltd.
7.750%, 04/09/2014	EUR	50,000	79,230
Coca-Cola Amatil, Ltd.
3.250%, 11/02/2014 (S)		$325,000	326,531
Coca-Cola Company
5.000%, 11/15/2012		390,000	418,541
Coca-Cola Femsa SAB De CV
4.625%, 02/15/2020 (S)		245,000	245,227
Constellation Brands, Inc.
8.375%, 12/15/2014		25,000	26,625
Cott Beverages, Inc.
8.375%, 11/15/2017 (S)		125,000	127,188
Dr Pepper Snapple Group, Inc.
1.700%, 12/21/2011		215,000	216,207
2.350%, 12/21/2012		155,000	156,175

The accompanying notes are an integral part of the financial statements.	220

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Beverages (continued)
Heineken NV
7.125%, 04/07/2014	EUR	50,000	77,900
7.250%, 03/10/2015	GBP	25,000	42,374
PepsiCo, Inc.
4.650%, 02/15/2013		$135,000	145,948
5.500%, 01/15/2040		375,000	380,568
Pernod-Ricard SA
7.000%, 01/15/2015	EUR	50,000	74,992
SABMiller PLC
6.200%, 07/01/2011 (S)		$355,000	376,679

			3,443,516
Biotechnology - 0.14%
Genentech, Inc.
4.400%, 07/15/2010		125,000	126,870
Life Technologies Corp.
3.375%, 03/01/2013		155,000	156,015
4.400%, 03/01/2015		335,000	339,142
Talecris Biotherapeutics Holdings Corp.
7.750%, 11/15/2016 (S)		525,000	527,625

			1,149,652
Building Materials - 0.47%
AMH Holdings, Inc.
11.250%, 03/01/2014		200,000	198,000
Associated Materials LLC/Associated
Materials Finance, Inc.
9.875%, 11/15/2016		75,000	79,500
Boise Cascade LLC
7.125%, 10/15/2014		565,000	507,088
Cie De Saint-Gobain
8.250%, 07/28/2014	EUR	60,000	96,753
CRH America, Inc.
5.300%, 10/15/2013		$140,000	149,212
CRH Finance BV
7.375%, 05/28/2014	EUR	50,000	77,989
Gibraltar Industries, Inc.
8.000%, 12/01/2015		$1,075,000	1,042,750
Goodman Global, Inc.
13.500%, 02/15/2016		300,000	330,000
Heidelbergcement AG
8.000%, 01/31/2017	EUR	60,000	83,423
Holcim US Finance
6.000%, 12/30/2019 (S)		$430,000	446,344
Lafarge SA
6.150%, 07/15/2011		140,000	146,788
7.625%, 05/27/2014	EUR	60,000	93,978
Ply Gem Industries, Inc.
11.750%, 06/15/2013		$325,000	329,875
Texas Industries, Inc.
7.250%, 07/15/2013		300,000	291,751
Voto-Votorantim Overseas Trading
Operations NV
6.625%, 09/25/2019		100,000	99,715

			3,973,166
Chemicals - 0.75%
Air Products & Chemicals, Inc.
4.375%, 08/21/2019		80,000	79,600
Airgas, Inc.
4.500%, 09/15/2014		185,000	193,164
Ashland, Inc.
9.125%, 06/01/2017 (S)		275,000	301,125
Bayer AG
5.625%, 05/23/2018	GBP	50,000	79,004

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Chemicals (continued)
Cognis GmbH
9.500%, 05/15/2014	EUR	150,000	$208,332
Hexion Finance Escrow LLC
8.875%, 02/01/2018 (S)		$550,000	514,250
Hexion U.S. Finance Corp.
9.750%, 11/15/2014		275,000	259,875
Huntsman International LLC
0.00%, 11/15/2013	EUR	625,000	793,587
Kerling PLC
10.625%, 01/28/2017		350,000	483,726
Linde Finance BV
6.500%, 01/29/2016	GBP	65,000	108,551
Lubrizol Corp.
8.875%, 02/01/2019		$215,000	270,939
Momentive Performance Materials, Inc.
9.750%, 12/01/2014		275,000	259,188
11.500%, 12/01/2016		400,000	325,500
Polyone Corp.
8.875%, 05/01/2012		350,000	362,250
Potash Corp. of Saskatchewan, Inc.
3.750%, 09/30/2015		225,000	228,815
4.875%, 03/30/2020		190,000	190,473
Praxair, Inc.
2.125%, 06/14/2013		340,000	342,125
Rhodia SA
3.434%, 10/15/2013	EUR	100,000	126,633
Solutia, Inc.
8.750%, 11/01/2017		$325,000	339,625
The Dow Chemical Company
4.850%, 08/15/2012		305,000	324,658
8.550%, 05/15/2019		415,000	501,699

			6,293,119
Coal - 0.08%
Arch Western Finance LLC
6.750%, 07/01/2013		75,000	75,188
International Coal Group, Inc.
10.250%, 07/15/2014		175,000	178,500
Peabody Energy Corp.
7.375%, 11/01/2016		375,000	396,563

			650,251
Commercial Services - 1.12%
Aramark Corp.
3.748%, 02/01/2015 (P)		225,000	201,375
5.000%, 06/01/2012		100,000	95,750
Atlantia SpA
5.625%, 05/06/2016	EUR	50,000	75,034
Autoroutes du Sud de la France
7.375%, 03/20/2019		100,000	167,833
Avis Budget Car Rental LLC
7.625%, 05/15/2014		$675,000	629,438
Deluxe Corp.
7.375%, 06/01/2015		600,000	582,000
Education Management Corp.
8.750%, 06/01/2014		300,000	306,750
10.250%, 06/01/2016		48,000	50,760
ERAC USA Finance Company
5.600%, 05/01/2015 (S)		240,000	256,351
Europcar Groupe SA
4.162%, 05/15/2013	EUR	250,000	304,669
8.125%, 05/15/2014		200,000	253,267
FTI Consulting, Inc.
7.625%, 06/15/2013		$125,000	125,000
7.750%, 10/01/2016		550,000	551,375

The accompanying notes are an integral part of the financial statements.	221

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Commercial Services (continued)
Hertz Corp.
8.875%, 01/01/2014		$175,000	$177,625
10.500%, 01/01/2016		475,000	491,625
iPayment, Inc.
9.750%, 05/15/2014		425,000	370,813
KAR Holdings, Inc.
8.750%, 05/01/2014		250,000	252,500
10.000%, 05/01/2015		1,225,000	1,277,063
Mac-Gray Corp.
7.625%, 08/15/2015		525,000	514,500
Manpower, Inc.
0.00%, 06/14/2013	EUR	50,000	68,326
Rentokil Initial PLC, EMTN
4.625%, 03/27/2014		50,000	70,307
RSC Equipment Rental, Inc.
10.000%, 07/15/2017 (S)		$325,000	347,750
Securitas AB
6.500%, 04/02/2013	EUR	50,000	75,477
Sunstate Equipment Company LLC
10.500%, 04/01/2013 (S)		$450,000	390,375
The Hertz Corp.
7.875%, 01/01/2014	EUR	78,000	102,491
The Servicemaster Company, PIK
10.750%, 07/15/2015 (S)		$300,000	307,500
Ticketmaster Entertainment, Inc.
10.750%, 08/01/2016		500,000	550,000
United Rentals North America, Inc.
10.875%, 06/15/2016		850,000	892,500

			9,488,454
Computers - 0.15%
Affiliated Computer Services, Inc.
5.200%, 06/01/2015		130,000	134,225
Brocade Communications Systems, Inc.
6.875%, 01/15/2020 (S)		175,000	178,500
Hewlett-Packard Company
2.950%, 08/15/2012		345,000	358,466
International Business Machines Corp.
6.500%, 10/15/2013		250,000	288,472
SunGard Data Systems, Inc.
9.125%, 08/15/2013		21,000	21,499
10.250%, 08/15/2015		75,000	77,813
10.625%, 05/15/2015		175,000	189,000

			1,247,975
Cosmetics & Personal Care - 0.01%
The Procter & Gamble Company
1.375%, 08/01/2012		125,000	125,616
Distribution/Wholesale - 0.08%
ACE Hardware Corp.
9.125%, 06/01/2016 (S)		475,000	503,500
Minerva Overseas, Ltd.
10.875%, 11/15/2019 (S)		175,000	177,406

			680,906
Diversified Financial Services - 6.69%
AAC Group Holding Corp.
10.250%, 10/01/2012 (S)		125,000	121,875
Affinity Group, Inc.
9.000%, 02/15/2012 (H)		100,000	70,000
American Express Company
7.250%, 05/20/2014		105,000	119,702
American Express Credit
Company, Series C
7.300%, 08/20/2013		300,000	338,732

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
American Express Credit Corp.
5.125%, 08/25/2014		$680,000	$724,730
5.875%, 05/02/2013		380,000	411,955
American General Finance Corp.
6.900%, 12/15/2017		625,000	448,282
Ameriprise Financial, Inc.
7.300%, 06/28/2019		365,000	419,747
Bank of America Corp.
4.000%, 03/28/2018	EUR	100,000	123,893
4.625%, 02/18/2014		65,000	91,268
5.250%, 11/09/2016	GBP	100,000	147,154
5.650%, 05/01/2018		$1,800,000	1,795,482
5.750%, 08/15/2016		210,000	211,934
6.500%, 08/01/2016		550,000	591,229
7.375%, 05/15/2014		120,000	134,935
Boeing Capital Corp., Ltd.
7.375%, 09/27/2010		255,000	265,357
BP Capital Markets PLC
1.550%, 08/11/2011		500,000	505,029
BSKYB Finance UK PLC
5.750%, 10/20/2017	GBP	65,000	104,430
Capital One Capital IV, (6.750% to
02/17/2032, then 1 month
LIBOR +217 bps)
6.745%, 02/17/2037 (P)		$425,000	352,750
Capital One Financial Corp.
7.375%, 05/23/2014		225,000	257,927
Caterpillar Financial Services Corp.
4.250%, 02/08/2013		220,000	232,683
CEDC Finance Corp. International, Inc.
8.875%, 12/01/2016	EUR	60,000	82,108
9.125%, 12/01/2016 (S)		$275,000	287,375
Cemex Finance LLC
9.500%, 12/14/2016 (S)		405,000	413,100
CenterCredit International BV
8.625%, 01/30/2014		500,000	485,000
CIT Group, Inc.
7.000%, 05/01/2017		2,450,000	2,165,188
Citigroup Capital XXI, (8.300% to
12/21/2037, then 3 month
LIBOR +417 bps)
maturing at 12/21/2057		675,000	626,063
Citigroup, Inc.
3.500%, 08/05/2015	EUR	110,000	142,345
4.750%, 02/10/2019		40,000	49,157
5.125%, 02/14/2011		$250,000	257,694
5.500%, 04/11/2013 to 10/15/2014		1,275,000	1,323,230
5.850%, 07/02/2013		445,000	470,102
6.125%, 05/15/2018		290,000	290,976
6.400%, 03/27/2013	EUR	110,000	161,035
6.500%, 08/19/2013		$590,000	634,630
ConocoPhillips Company
5.300%, 04/15/2012		340,000	367,864
Countrywide Financial Corp.
4.500%, 06/15/2010		135,000	136,516
Credit Agricole SA
5.000%, 06/20/2049	GBP	125,000	160,104
5.971%, 02/01/2018	EUR	50,000	75,151
Credit Suisse AG
5.400%, 01/14/2020		$570,000	572,484
Credit Suisse First Boston USA, Inc.
4.875%, 08/15/2010		325,000	331,098
Credit Suisse Group
Finance Guernsey, Ltd.
6.375%, 06/07/2013	EUR	116,000	174,663

The accompanying notes are an integral part of the financial statements.	222

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Credit Suisse New York
5.500%, 05/01/2014		$345,000	$376,889
Credit Suisse/London
5.125%, 09/18/2017	EUR	125,000	182,077
6.125%, 08/05/2013		50,000	75,892
Crown Castle Towers LLC
4.523%, 01/15/2015 (S)		$258,000	265,195
Daimler International Finance BV
7.875%, 01/16/2014	EUR	50,000	79,062
Discover Financial Services
10.250%, 07/15/2019		$285,000	337,247
Dubai Holding Commercial
Operations MTN, Ltd.
4.750%, 01/30/2014	EUR	100,000	88,507
E*Trade Financial Corp.
7.375%, 09/15/2013		$850,000	807,500
7.875%, 12/01/2015		450,000	424,125
E*Trade Financial Corp., PIK
12.500%, 11/30/2017		1,316,000	1,523,270
Fibria Overseas Finance, Ltd.
9.250%, 10/30/2019 (S)		140,000	158,382
Finmeccanica Finance SA
8.125%, 12/03/2013	EUR	75,000	119,662
Ford Motor Credit Company LLC
8.125%, 01/15/2020		$925,000	923,639
8.700%, 10/01/2014		700,000	718,015
12.000%, 05/15/2015		350,000	399,813
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)		100,000	110,500
Gas Natural Capital Markets SA
5.250%, 07/09/2014	EUR	50,000	73,029
GATX Financial Corp.
5.500%, 02/15/2012		$275,000	288,687
GE Capital Canada Funding Company
4.650%, 02/11/2015	CAD	79,000	78,399
GE Capital European Funding Company
3.500%, 02/14/2013	EUR	110,000	153,700
GE Capital UK Funding, EMTN
5.625%, 12/12/2014	GBP	80,000	130,648
General Electric Capital Corp.
2.800%, 01/08/2013		$275,000	277,380
3.500%, 08/13/2012		395,000	406,991
4.625%, 09/15/2066	EUR	135,000	143,382
5.250%, 10/19/2012		$250,000	267,061
5.875%, 01/14/2038		650,000	603,455
5.900%, 05/13/2014		1,220,000	1,338,726
General Electric Capital Corp.,	MTN
6.000%, 08/07/2019		210,000	219,714
Grupo Petrotemex SA de CV
9.500%, 08/19/2014 (S)		325,000	340,438
GTB Finance BV
8.500%, 01/29/2012		475,000	477,453
HBOS PLC
6.000%, 11/01/2033 (S)		420,000	324,806
HSBC Holdings PLC
6.500%, 05/02/2036		175,000	180,311
Icahn Enterprises LP
7.750%, 01/15/2016 (S)		625,000	587,500
Intergas Finance BV
6.375%, 05/14/2017		200,000	198,500
International Lease Finance Corp.
5.300%, 05/01/2012		125,000	114,408
5.750%, 06/15/2011		250,000	239,950
6.625%, 11/15/2013		665,000	585,951

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
International Lease Finance
Corp. Series MTN
5.650%, 06/01/2014		$350,000	$297,135
iPayment Investors LP, PIK
11.625%, 07/15/2014 (S)		501,584	401,267
Janus Capital Group, Inc.
6.950%, 06/15/2017		425,000	419,243
Jefferies Group, Inc.
6.250%, 01/15/2036		260,000	216,688
8.500%, 07/15/2019		80,000	88,983
John Deere Capital Corp.
4.950%, 12/17/2012		475,000	517,338
JPMorgan Chase & Company
0.901%, 02/26/2013 (P)		415,000	415,121
4.250%, 06/09/2011	EUR	39,000	54,692
4.375%, 11/12/2019		150,000	207,734
4.650%, 06/01/2014		$1,475,000	1,562,037
4.750%, 05/01/2013		285,000	306,043
JPMorgan Chase Capital XXVII
7.000%, 11/01/2039		900,000	914,618
JPMorgan Chase Capital XVIII
6.950%, 08/17/2036		115,000	112,275
JPMorgan Chase Capital XXII
6.450%, 02/02/2037		245,000	223,807
JSG Funding PLC
7.750%, 04/01/2015		250,000	242,500
Kazakhstan Temir Zholy Finance BV
6.500%, 05/11/2011		100,000	99,500
7.000%, 05/11/2016		150,000	146,880
Kreditanstalt fuer Wiederaufbau
5.500%, 12/07/2015	GBP	265,000	452,992
MassMutual Global Funding II
3.625%, 07/16/2012 (S)		$254,000	264,443
Mellon Funding Corp.
6.375%, 11/08/2011	GBP	145,000	235,586
Merrill Lynch & Company, Inc.
4.450%, 10/02/2013 to 01/31/2014	EUR	120,000	166,579
5.450%, 02/05/2013		$515,000	545,915
6.150%, 04/25/2013		195,000	210,809
7.750%, 05/14/2038		410,000	437,809
Morgan Stanley
4.200%, 11/20/2014		200,000	200,587
4.500%, 10/29/2014	EUR	250,000	346,714
4.900%, 02/23/2017	CAD	30,000	28,688
5.125%, 11/30/2015	GBP	100,000	155,172
5.625%, 01/09/2012		$205,000	218,125
6.000%, 05/13/2014 to 04/28/2015		1,650,000	1,765,104
7.300%, 05/13/2019		495,000	547,328
Morgan Stanley, Series F
6.625%, 04/01/2018		550,000	585,191
MU Finance PLC
8.375%, 02/01/2017 (S)		650,000	609,375
8.750%, 02/01/2017	GBP	50,000	70,530
National Gas Company
6.050%, 01/15/2036 (S)		$105,000	97,749
National Rural Utilities Cooperative
Finance Corp.
2.625%, 09/16/2012		185,000	189,619
Nissan Motor Acceptance Corp.
3.250%, 01/30/2013 (S)		130,000	130,460
4.625%, 03/08/2010 (S)		120,000	120,030
Nuveen Investments, Inc.
5.500%, 09/15/2015		1,025,000	738,000
10.500%, 11/15/2015		525,000	475,125

The accompanying notes are an integral part of the financial statements.	223

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Paccar Financial Corp.
1.950%, 12/17/2012		$135,000	$135,392
Pinnacle Foods Finance LLC
9.250%, 04/01/2015 (S)		200,000	203,000
10.625%, 04/01/2017		150,000	155,250
PNC Funding Corp.
5.625%, 02/01/2017		195,000	202,107
6.700%, 06/10/2019		430,000	483,900
Principal Life Global Funding I
5.250%, 01/15/2013 (S)		190,000	203,791
Reliance Intermediate Holdings LP
9.500%, 12/15/2019 (S)		425,000	444,656
Residential Capital LLC
9.625%, 05/15/2015		325,000	314,438
SLM Corp.
5.125%, 08/27/2012		220,000	214,822
5.375%, 05/15/2014		475,000	440,385
SLM Corp., MTN
8.450%, 06/15/2018		1,290,000	1,261,850
TAM Capital, Inc.
7.375%, 04/25/2017		200,000	185,000
Teco Finance, Inc.
6.572%, 11/01/2017		37,000	39,347
7.000%, 05/01/2012		53,000	57,557
The Goldman Sachs Group, Inc.
0.00%, 02/04/2013 to 10/16/2014	EUR	175,000	248,013
3.625%, 08/01/2012		$65,000	67,436
4.500%, 01/30/2017	EUR	100,000	136,846
6.000%, 05/01/2014		$75,000	82,313
6.150%, 04/01/2018		415,000	438,369
6.345%, 02/15/2034		324,000	289,878
6.600%, 01/15/2012		1,175,000	1,275,197
6.750%, 10/01/2037		190,000	184,217
6.875%, 01/15/2011		400,000	420,333
7.500%, 02/15/2019		835,000	955,653
TNK-BP Finance SA
6.625%, 03/20/2017		150,000	148,875
TransCapitalInvest, Ltd.
8.700%, 08/07/2018		375,000	435,938
Travelers Insurance Company
Institutional Funding, Ltd.
5.750%, 12/06/2011	GBP	54,000	86,662
UBS AG
1.351%, 02/23/2012 (P)		$250,000	250,037
4.500%, 09/16/2019	EUR	100,000	136,497
UCI Holdco, Inc., PIK
9.250%, 12/15/2013		$601,620	553,490
Universal City Development Partners, Ltd.
8.875%, 11/15/2015 (S)		350,000	352,625
10.875%, 11/15/2016 (S)		150,000	155,250
UPC Germany GmbH
8.125%, 12/01/2017 (S)		325,000	325,000
9.625%, 12/01/2019	EUR	57,000	78,390
Wells Fargo Financial Canada
Corp., MTN
4.330%, 12/06/2013	CAD	30,000	29,953
White Nights Finance BV for Gazprom
10.500%, 03/25/2014		$200,000	234,410
Wind Acquisition Holdings Finance SpA
12.250%, 07/15/2017		125,000	115,625

			56,455,534
Electric - 1.91%
AES Corp.
7.750%, 03/01/2014		50,000	50,063

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Electric (continued)
AES Corp. (continued)
9.750%, 04/15/2016 (S)		$500,000	$533,750
Alabama Power Company
4.850%, 12/15/2012		100,000	108,196
Allegheny Energy Supply Company LLC
6.750%, 10/15/2039 (S)		400,000	393,420
Appalachian Power Company
5.650%, 08/15/2012		170,000	184,268
6.375%, 04/01/2036		170,000	178,803
7.950%, 01/15/2020		100,000	122,808
Baltimore Gas & Electric Company
5.900%, 10/01/2016		285,000	304,263
Black Hills Corp.
6.500%, 05/15/2013		235,000	251,947
9.000%, 05/15/2014		115,000	133,431
Carolina Power & Light Company
5.300%, 01/15/2019		140,000	148,180
CEZ AS, EMTN
5.750%, 05/26/2015	EUR	50,000	75,182
CMS Energy Corp.
6.250%, 02/01/2020		$105,000	102,774
Consolidated Edison Company of New
York, Inc.
6.750%, 04/01/2038		170,000	194,057
Consumers Energy Company
5.800%, 09/15/2035		100,000	98,427
6.000%, 02/15/2014		160,000	177,796
6.700%, 09/15/2019		235,000	268,002
Dominion Resources, Inc.
4.750%, 12/15/2010		100,000	103,018
Duke Energy Ohio, Inc.
2.100%, 06/15/2013		135,000	135,335
E.ON International Finance BV
5.125%, 10/02/2012	EUR	50,000	73,604
5.500%, 01/19/2016		40,000	60,858
EDF SA
4.600%, 01/27/2020 (S)		$300,000	300,153
Edison SpA, EMTN
5.125%, 12/10/2010	EUR	28,000	39,213
EDP Finance BV
3.750%, 06/22/2015		80,000	109,804
4.900%, 10/01/2019 (S)		$355,000	344,608
El Paso Electric Company
6.000%, 05/15/2035		245,000	226,190
Empresas Publicas de Medellin ESP
7.625%, 07/29/2019 (S)		100,000	108,500
Enel Finance International SA
6.000%, 10/07/2039 (S)		605,000	586,257
Enel SpA
6.250%, 06/20/2019	GBP	50,000	81,155
Energy Future Holdings Corp.
10.875%, 11/01/2017		$500,000	378,750
Energy Future Holdings Corp., PIK
11.250%, 11/01/2017		567,510	397,257
Entergy Gulf States Louisiana LLC
5.590%, 10/01/2024		210,000	220,610
Entergy Louisiana LLC
5.400%, 11/01/2024		115,000	118,056
5.830%, 11/01/2010		35,000	35,092
Exelon Generation Company LLC
6.250%, 10/01/2039		335,000	342,753
FirstEnergy Solutions Corp.
4.800%, 02/15/2015		185,000	192,908
Hydro One, Inc.
5.180%, 10/18/2017	CAD	45,000	46,980

The accompanying notes are an integral part of the financial statements.	224

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Electric (continued)
Israel Electric Corp., Ltd.
9.375%, 01/28/2020		$250,000	$308,208
Majapahit Holding BV
8.000%, 08/07/2019 (S)		100,000	106,000
Massachusetts Electric Company
5.900%, 11/15/2039 (S)		290,000	294,883
Monongahela Power Company
5.700%, 03/15/2017 (S)		265,000	264,341
National Grid PLC
5.000%, 07/02/2018	EUR	62,000	90,480
6.500%, 04/22/2014		50,000	76,915
National Power Corp.
4.501%, 08/23/2011 (P)(S)		$200,000	206,500
6.875%, 11/02/2016		100,000	106,718
9.625%, 05/15/2028		135,000	161,325
Nevada Power Company
5.875%, 01/15/2015		45,000	49,230
6.650%, 04/01/2036		410,000	436,993
6.750%, 07/01/2037		245,000	264,650
NiSource Finance Corp.
6.150%, 03/01/2013		145,000	158,291
10.750%, 03/15/2016		85,000	108,951
North American Energy Alliance LLC
10.875%, 06/01/2016 (S)		175,000	185,500
Northeast Utilities Corp.
5.650%, 06/01/2013		370,000	397,457
Northern States Power Company
5.350%, 11/01/2039		100,000	97,383
NRG Energy, Inc.
7.375%, 02/01/2016 to 01/15/2017		280,000	275,526
Ohio Power Company
5.750%, 09/01/2013		195,000	213,200
Orion Power Holdings, Inc.
12.000%, 05/01/2010		200,000	201,250
Pacific Gas & Electric Company
4.800%, 03/01/2014		170,000	184,823
6.350%, 02/15/2038		110,000	119,444
Pennsylvania Electric Company
6.150%, 10/01/2038		240,000	240,629
PNM Resources, Inc.
9.250%, 05/15/2015		550,000	585,750
Public Service Company Of Oklahoma
5.150%, 12/01/2019		205,000	209,029
Public Service Electric & Gas Company
5.700%, 12/01/2036		285,000	287,713
RRI Energy, Inc.
7.625%, 06/15/2014		350,000	334,250
7.875%, 06/15/2017		250,000	233,750
RWE Finance BV
6.375%, 06/03/2013	GBP	30,000	50,663
San Diego Gas & Electric Company
6.000%, 06/01/2039		$175,000	186,838
Scottish Power UK PLC
8.375%, 02/20/2017	GBP	39,000	72,164
Southern California Edison Company
5.750%, 03/15/2014		$110,000	123,441
Southern Company
4.150%, 05/15/2014		145,000	153,037
5.300%, 01/15/2012		95,000	101,772
Tampa Electric Company
6.150%, 05/15/2037		230,000	236,767
Taqa Abu Dhabi National
Energy Company
5.620%, 10/25/2012 (S)		720,000	744,457

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Electric (continued)
Texas Competitive Electric Holdings
Company LLC, PIK
10.500%, 11/01/2016		$37,590	$26,689
United Maritime Group LLC
11.750%, 06/15/2015 (S)		250,000	250,000
Virginia Electric and Power Company
4.500%, 12/15/2010		35,000	36,044
5.100%, 11/30/2012		210,000	228,947
West Penn Power Company
5.950%, 12/15/2017 (S)		220,000	228,392
Westar Energy, Inc.
5.100%, 07/15/2020		185,000	185,092
Xcel Energy, Inc.
7.000%, 12/01/2010		30,000	31,360

			16,081,320
Electrical Components & Equipment - 0.07%
Anixter, Inc.
10.000%, 03/15/2014		300,000	331,500
Coleman Cable, Inc.
9.000%, 02/15/2018 (S)		275,000	272,250

			603,750
Electronics - 0.01%
Flextronics International, Ltd.
6.250%, 11/15/2014		68,000	67,830
Energy-Alternate Sources - 0.01%
Power Sector Assets & Liabilities
Management Corp.
7.390%, 12/02/2024		100,000	102,198
Engineering & Construction - 0.17%
Dycom Industries, Inc.
8.125%, 10/15/2015		275,000	255,750
Esco Corp.
4.128%, 12/15/2013 (P)(S)		175,000	154,875
Greater Toronto Airports Authority
6.470%, 02/02/2034 (S)	CAD	25,000	26,786
Obrascon Huarte Lain SA
6.250%, 05/18/2012	EUR	600,000	796,647
Odebrecht Finance, Ltd.
7.000%, 04/21/2020 (S)		$200,000	202,000

			1,436,058
Entertainment - 0.37%
AMC Entertainment, Inc.
8.750%, 06/01/2019		425,000	438,813
Cinemark USA, Inc.
8.625%, 06/15/2019		525,000	546,000
Lions Gate Entertainment, Inc.
10.250%, 11/01/2016 (S)		350,000	350,875
Lottomatica Spa
5.375%, 12/05/2016	EUR	50,000	70,155
Penn National Gaming, Inc.
8.750%, 08/15/2019 (S)		$150,000	148,500
Pinnacle Entertainment, Inc.
7.500%, 06/15/2015		325,000	268,938
8.625%, 08/01/2017 (S)		275,000	261,250
Regal Cinemas Corp.
8.625%, 07/15/2019		300,000	313,125
Shingle Springs Tribal Gaming Authority
9.375%, 06/15/2015 (S)		475,000	377,625
Speedway Motorsports, Inc.
6.750%, 06/01/2013		35,000	34,388
8.750%, 06/01/2016		275,000	290,125

			3,099,794

The accompanying notes are an integral part of the financial statements.	225

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Environmental Control - 0.11%
Casella Waste Systems, Inc.
9.750%, 02/01/2013		$250,000	$250,313
Waste Management, Inc.
6.100%, 03/15/2018		235,000	256,142
7.375%, 05/15/2029		15,000	17,126
WCA Waste Corp.
9.250%, 06/15/2014		400,000	403,000

			926,581
Food - 0.74%
Ahold Finance USA, Inc.
5.875%, 03/14/2012	EUR	50,000	73,081
6.500%, 03/14/2017	GBP	25,000	41,146
BFF International, Ltd.
7.250%, 01/28/2020 (S)		$100,000	100,500
Campofrio Food SA
8.250%, 10/31/2016	EUR	62,000	82,734
Casino Guichard Perrachon SA
4.875%, 04/10/2014		50,000	72,017
6.375%, 04/04/2013		50,000	75,105
Delhaize Group
5.625%, 06/27/2014		50,000	73,095
6.500%, 06/15/2017		$250,000	278,790
Dole Food Company, Inc.
13.875%, 03/15/2014 (S)		130,000	155,025
General Mills, Inc.
5.250%, 08/15/2013		270,000	295,019
5.650%, 02/15/2019		35,000	37,697
11.973%, 10/15/2010		275,000	298,347
Great Atlantic & Pacific Tea Company
11.375%, 08/01/2015 (S)		425,000	408,000
Ingles Markets, Inc.
8.875%, 05/15/2017		375,000	386,250
JBS SA
9.375%, 02/07/2011		100,000	103,875
JBS USA LLC
11.625%, 05/01/2014 (S)		375,000	423,750
Kellogg Company
4.250%, 03/06/2013		675,000	718,490
Kraft Foods, Inc.
2.625%, 05/08/2013		185,000	186,950
6.500%, 02/09/2040		460,000	481,880
Kroger Company
6.800%, 04/01/2011		220,000	232,970
7.500%, 01/15/2014		117,000	136,199
Safeway, Inc.
5.000%, 08/15/2019		195,000	197,634
5.800%, 08/15/2012		150,000	163,009
6.250%, 03/15/2014		40,000	44,676
Sysco Corp.
5.250%, 02/12/2018		110,000	118,739
Tesco PLC
5.500%, 12/13/2019	GBP	60,000	95,357
5.875%, 09/12/2016	EUR	50,000	77,384
The Kroger Company
3.900%, 10/01/2015		$390,000	397,527
US Foodservice Corp.
10.250%, 06/30/2015 (S)		450,000	459,000

			6,214,246
Food Service - 0.01%
Compass Group PLC
7.000%, 12/08/2014	GBP	25,000	43,154

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Forest Products & Paper - 0.41%
Boise Paper Holdings LLC
9.000%, 11/01/2017 (S)		$200,000	206,000
Cascades, Inc.
7.750%, 12/15/2017 (S)		225,000	227,250
7.875%, 01/15/2020 (S)		150,000	151,500
Cellu Tissue Holdings, Inc.
11.500%, 06/01/2014		300,000	332,250
Celulosa Arauco y Constitucion SA
5.125%, 07/09/2013		80,000	84,316
8.625%, 08/15/2010		220,000	226,725
Clearwater Paper Corp.
10.625%, 06/15/2016 (S)		200,000	222,000
Domtar Corp.
9.500%, 08/01/2016		50,000	54,250
Georgia-Pacific Corp.
7.000%, 01/15/2015 (S)		100,000	101,375
7.125%, 01/15/2017 (S)		400,000	404,000
Georgia-Pacific LLC
8.250%, 05/01/2016 (S)		75,000	79,125
NewPage Corp.
11.375%, 12/31/2014		600,000	573,000
Sappi Papier Holding AG
6.750%, 06/15/2012 (S)		300,000	286,500
Smurfit Kappa Acquisitions Company
7.250%, 11/15/2017	EUR	125,000	166,802
7.750%, 11/15/2019		254,000	344,130

			3,459,223
Gas - 0.15%
AGL Capital Corp.
5.250%, 08/15/2019		$300,000	308,045
Atmos Energy Corp.
5.950%, 10/15/2034		40,000	39,088
8.500%, 03/15/2019		55,000	68,206
Bord Gais Eireann
5.750%, 06/16/2014	EUR	50,000	73,249
CenterPoint Energy, Inc.
7.250%, 09/01/2010		$205,000	210,573
Centrica PLC
7.125%, 12/09/2013	EUR	50,000	78,574
Piedmont Natural Gas Company
6.000%, 12/19/2033		$15,000	15,132
Sempra Energy
6.000%, 10/15/2039		280,000	278,824
7.950%, 03/01/2010		175,000	175,000

			1,246,691
Government - 0.03%
Mubadala Development Company, GMTN
5.750%, 05/06/2014 (S)		250,000	264,260
Healthcare Products - 0.31%
Accellent, Inc.
8.375%, 02/01/2017 (S)		250,000	251,250
10.500%, 12/01/2013		200,000	199,500
Bausch & Lomb, Inc.
9.875%, 11/01/2015		200,000	205,000
Baxter International, Inc.
4.000%, 03/01/2014		100,000	105,163
Biomet, Inc.
11.625%, 10/15/2017		625,000	690,625
Boston Scientific Corp.
4.250%, 01/12/2011		245,000	250,369
4.500%, 01/15/2015		410,000	408,360
6.000%, 06/15/2011		100,000	104,654

The accompanying notes are an integral part of the financial statements.	226

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Healthcare Products (continued)
Medtronic, Inc.
4.375%, 09/15/2010		$145,000	$148,152
Universal Hospital Services, Inc.
3.859%, 06/01/2015 (P)		200,000	169,000
Universal Hospital Services, Inc., PIK
8.500%, 06/01/2015		100,000	97,000

			2,629,073
Healthcare Services - 0.67%
Centene Corp.
7.250%, 04/01/2014		450,000	439,875
Community Health Systems, Inc.
8.875%, 07/15/2015		150,000	155,250
Express Scripts, Inc.
6.250%, 06/15/2014		575,000	643,667
HCA, Inc.
8.500%, 04/15/2019 (S)		100,000	107,250
9.250%, 11/15/2016		250,000	265,313
HCA, Inc., PIK
9.625%, 11/15/2016		956,000	1,022,920
Healthsouth Corp.
10.750%, 06/15/2016		425,000	459,000
Highmark, Inc.
6.800%, 08/15/2013 (S)		225,000	244,194
Symbion, Inc., PIK
11.000%, 08/23/2015		467,235	401,822
Tenet Healthcare Corp.
6.500%, 06/01/2012		225,000	224,051
9.875%, 07/01/2014		200,000	211,000
U.S. Oncology Holdings, Inc., PIK
6.428%, 03/15/2012		392,000	368,480
U.S. Oncology, Inc.
9.125%, 08/15/2017		250,000	259,375
United Surgical Partners International, Inc.
8.875%, 05/01/2017		450,000	460,125
US Oncology, Inc.
10.750%, 08/15/2014		75,000	78,000
WellPoint, Inc.
5.000%, 01/15/2011		255,000	263,522
6.000%, 02/15/2014		85,000	94,308

			5,698,152
Holding Companies - 0.08%
Reynolds Group
7.750%, 10/15/2016 (S)		350,000	354,375
Reynolds Group Issuer, Inc.
8.000%, 12/15/2016	EUR	150,000	196,078
Stena AB
6.125%, 02/01/2017		85,000	106,192

			656,645
Home Builders - 0.20%
Corp GEO SAB de CV
8.875%, 09/25/2014 (S)		$100,000	103,750
Desarrolladora Homex SAB de CV
7.500%, 09/28/2015		75,000	72,750
9.500%, 12/11/2019 (S)		100,000	101,875
K Hovnanian Enterprises, Inc.
10.625%, 10/15/2016		325,000	339,625
Lennar Corp.
5.600%, 05/31/2015		45,000	41,400
5.950%, 10/17/2011		25,000	25,563
MDC Holdings, Inc.
5.375%, 12/15/2014		60,000	60,713
5.625%, 02/01/2020		260,000	248,649

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Home Builders (continued)
NVR, Inc.
5.000%, 06/15/2010		$115,000	$115,710
Pulte Homes, Inc.
5.200%, 02/15/2015		75,000	70,125
Standard Pacific Corp.
10.750%, 09/15/2016		250,000	260,625
Urbi Desarrollos Urbanos SAB DE CV
8.500%, 04/19/2016 (S)		125,000	126,250
Urbi Desarrollos Urbanos SAB De CV
9.500%, 01/21/2020		100,000	102,250

			1,669,285
Home Furnishings - 0.05%
Sealy Mattress Company
8.250%, 06/15/2014		250,000	245,000
10.875%, 04/15/2016		100,000	109,250
Whirlpool Corp.
6.125%, 06/15/2011		80,000	83,641

			437,891
Household Products - 0.15%
ACCO Brands Corp.
10.625%, 03/15/2015 (S)		125,000	135,875
Central Garden and Pet Company
8.250%, 03/01/2018 (C)		225,000	225,844
Controladora Mabe SA CV
7.875%, 10/28/2019 (S)		350,000	352,625
Scotts Miracle-Gro Company
7.250%, 01/15/2018		150,000	151,875
Yankee Acquisition Corp.
8.500%, 02/15/2015		400,000	400,000

			1,266,219
Insurance - 1.08%
ACE INA Holdings, Inc.
5.700%, 02/15/2017		240,000	257,659
5.900%, 06/15/2019		95,000	103,058
Aflac, Inc.
6.900%, 12/17/2039		60,000	59,960
8.500%, 05/15/2019		420,000	496,297
Allstate Corp.
7.450%, 05/16/2019		120,000	140,934
Allstate Life Funding LLC
6.375%, 01/17/2011	GBP	49,000	77,211
American International Group, Inc.
8.250%, 08/15/2018		$375,000	344,117
American International Group,
Inc., Series WI
8.175%, 05/15/2058		800,000	540,000
Aviva PLC
6.875%, 05/22/2038	EUR	50,000	68,423
Berkshire Hathaway Finance Corp.
4.600%, 05/15/2013		$300,000	321,394
Cloverie PLC for Zurich
Insurance Company
7.500%, 07/24/2039	EUR	50,000	76,113
Genworth Financial, Inc.
8.625%, 12/15/2016		$45,000	46,853
HUB International Holdings, Inc.
9.000%, 12/15/2014 (S)		550,000	525,250
10.250%, 06/15/2015 (S)		975,000	904,313
Lincoln National Corp.
8.750%, 07/01/2019		170,000	204,973
MetLife, Inc.
6.750%, 06/01/2016		15,000	16,665

The accompanying notes are an integral part of the financial statements.	227

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Insurance (continued)
Metropolitan Life Global Funding
5.125%, 11/09/2011 (S)		$135,000	$141,660
Metropolitan Life Global Funding I
2.500%, 01/11/2013 (S)		355,000	357,535
2.875%, 09/17/2012 (S)		80,000	81,497
4.625%, 05/16/2017	EUR	100,000	136,554
5.125%, 06/10/2014 (S)		$165,000	177,077
Muenchener Rueckversicherungs AG
5.767%, 06/29/2049	EUR	50,000	62,636
New York Life Global Funding
2.250%, 12/14/2012 (S)		$420,000	424,579
4.375%, 01/19/2017	EUR	100,000	137,324
NLV Financial Corp.
7.500%, 08/15/2033 (S)		$285,000	255,420
Ohio National Financial Services, Inc.
6.350%, 04/01/2013 (S)		15,000	15,324
Pacific Life Funding LLC
5.125%, 01/20/2015	GBP	89,000	138,522
Pacific Lifecorp.
6.000%, 02/10/2020 (S)		$385,000	381,870
Principal Financial Global Funding
II LLC
4.500%, 01/26/2017	EUR	50,000	63,553
Principal Financial Group, Inc.
6.050%, 10/15/2036		$180,000	168,074
7.875%, 05/15/2014		385,000	437,621
8.875%, 05/15/2019		135,000	164,341
Principal Life Income Funding Trusts
5.200%, 11/15/2010		40,000	41,239
Prudential Financial, Inc.
2.750%, 01/14/2013		95,000	95,590
3.625%, 09/17/2012		325,000	333,647
6.200%, 01/15/2015		175,000	192,569
Prudential Financial, Inc., MTN
4.750%, 09/17/2015		320,000	330,924
Reinsurance Group Of America, Inc.
6.450%, 11/15/2019		150,000	154,491
Sun Life Assurance Company
6.150%, 06/30/2022 (P)	CAD	25,000	25,781
The Travelers Companies, Inc.
5.900%, 06/02/2019		$175,000	192,067
Transatlantic Holdings, Inc.
5.750%, 12/14/2015		170,000	177,244
USI Holdings Corp.
9.750%, 05/15/2015 (S)		225,000	206,438

			9,076,797
Internet - 0.09%
Equinix, Inc.
8.125%, 03/01/2018		275,000	275,000
Netflix, Inc.
8.500%, 11/15/2017		225,000	235,688
Terremark Worldwide, Inc.
12.000%, 06/15/2017 (S)		250,000	274,375

			785,063
Investment Companies - 0.09%
RAKIA Sukuk Company, Ltd.
1.752%, 12/05/2012		200,000	173,981
Xstrata Finance Canada, Ltd.
5.250%, 06/13/2017	EUR	80,000	112,186
5.500%, 11/16/2011 (S)		$420,000	443,633

			729,800

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Iron & Steel - 0.62%
Allegheny Technologies, Inc.
9.375%, 06/01/2019		$165,000	$193,900
ArcelorMittal
5.375%, 06/01/2013		800,000	850,357
9.375%, 06/03/2016	EUR	50,000	83,844
CSN Islands XI Corp.
6.875%, 09/21/2019		$100,000	101,500
Edgen Murray Corp.
12.250%, 01/15/2015 (S)		600,000	540,000
Evraz Group SA
8.875%, 04/24/2013		200,000	206,600
Metals USA Holdings Corp., PIK
6.751%, 07/01/2012		55,562	47,506
Metals USA, Inc.
11.125%, 12/01/2015		175,000	176,750
Ryerson Holding Corp.
0.00%, 02/01/2015		1,000,000	450,000
Ryerson, Inc.
12.000%, 11/01/2015 (S)		450,000	462,375
Steel Capital SA
9.750%, 07/29/2013 (S)		775,000	832,808
Steel Dynamics, Inc.
6.750%, 04/01/2015		140,000	135,100
7.375%, 11/01/2012		225,000	228,938
Tube City IMS Corp.
9.750%, 02/01/2015		675,000	646,313
Usiminas Commercial, Ltd.
7.250%, 01/18/2018		230,000	244,950

			5,200,941
Leisure Time - 0.05%
Cirsa Finance Luxembourg SA
8.750%, 05/15/2014	EUR	50,000	66,040
Easton-Bell Sports, Inc.
9.750%, 12/01/2016 (S)		$100,000	103,750
Royal Caribbean Cruises, Ltd.
7.000%, 06/15/2013		100,000	99,250
Travelport LLC
11.875%, 09/01/2016		125,000	130,313

			399,353
Lodging - 0.56%
Ameristar Casinos, Inc.
9.250%, 06/01/2014		300,000	306,750
Gaylord Entertainment Company
6.750%, 11/15/2014		475,000	446,500
Grupo Posadas SAB de CV
9.250%, 01/15/2015 (S)		100,000	103,000
Harrah’s Operating Company, Inc.
10.000%, 12/15/2015 to 12/15/2018		750,000	576,000
11.250%, 06/01/2017		525,000	544,688
Hyatt Hotels Corp.
5.750%, 08/15/2015 (S)		240,000	248,295
MGM Mirage, Inc.
6.750%, 09/01/2012		200,000	185,000
10.375%, 05/15/2014 (S)		150,000	159,000
11.125%, 11/15/2017 (S)		525,000	567,000
11.375%, 03/01/2018 (S)		575,000	531,875
13.000%, 11/15/2013		100,000	114,000
Wyndham Worldwide Corp.
7.375%, 03/01/2020		65,000	65,384
Wynn Las Vegas LLC
7.875%, 11/01/2017 (S)		925,000	915,750

			4,763,242

The accompanying notes are an integral part of the financial statements.	228

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Machinery-Construction & Mining - 0.02%
Terex Corp.
8.000%, 11/15/2017		$150,000	$139,500
10.875%, 06/01/2016		25,000	27,313

			166,813
Machinery-Diversified - 0.17%
Columbus McKinnon Corp.
8.875%, 11/01/2013		575,000	589,375
CPM Holdings, Inc.
10.625%, 09/01/2014 (S)		125,000	132,500
MAN SE
7.250%, 05/20/2016	EUR	25,000	40,019
Manitowoc, Inc.
7.125%, 11/01/2013		$200,000	194,000
Roper Industries, Inc.
6.250%, 09/01/2019		225,000	241,828
The Manitowoc Company, Inc.
9.500%, 02/15/2018		275,000	274,313

			1,472,035
Media - 2.24%
AOL Time Warner, Inc.
6.875%, 05/01/2012		215,000	237,217
Bertelsmann AG
4.750%, 09/26/2016	EUR	75,000	103,895
British Sky Broadcasting Group PLC
6.100%, 02/15/2018 (S)		$195,000	211,679
9.500%, 11/15/2018 (S)		405,000	525,809
Cablemas SA de CV
9.375%, 11/15/2015		200,000	217,000
Cengage Learning Acquisitions, Inc.
13.250%, 07/15/2015 (S)		475,000	453,625
Cequel Communications Holdings I LLC
and Cequel Capital Corp.
8.625%, 11/15/2017 (S)		375,000	375,000
Charter Communications, Inc.
10.875%, 09/15/2014 (S)		300,000	334,125
Clear Channel Communications, Inc.
5.000%, 03/15/2012		225,000	193,500
10.750%, 08/01/2016		250,000	191,250
Clear Channel Worldwide Holdings, Inc.
9.250%, 12/15/2017 (S)		350,000	359,625
Comcast Cable Communications
Holdings, Inc.
8.375%, 03/15/2013		149,000	172,989
Comcast Cable Communications, Inc.
6.750%, 01/30/2011		345,000	362,093
Comcast Corp.
6.400%, 03/01/2040		365,000	371,378
6.950%, 08/15/2037		170,000	183,633
COX Communications, Inc.
6.250%, 06/01/2018 (S)		255,000	274,691
7.125%, 10/01/2012		171,000	191,516
7.750%, 11/01/2010		250,000	260,232
8.375%, 03/01/2039 (S)		80,000	100,713
CSC Holdings, Inc.
8.625%, 02/15/2019 (S)		125,000	135,000
CW Media Holdings, Inc., PIK
13.500%, 08/15/2015 (S)		108,431	121,443
DirecTV Holdings LLC
4.750%, 10/01/2014 (S)		290,000	303,167
5.875%, 10/01/2019 (S)		695,000	728,776
Discovery Communications LLC
5.625%, 08/15/2019		370,000	388,943

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Media (continued)
Grupo Televisa SA
6.625%, 01/15/2040 (S)		$285,000	$280,095
Historic TW, Inc.
6.875%, 06/15/2018		890,000	1,013,415
ITV PLC
10.000%, 06/30/2014	EUR	50,000	77,105
Kabel Deutschland GmbH
10.625%, 07/01/2014		$375,000	392,813
10.750%, 07/01/2014	EUR	70,000	100,081
Net Servicos De Comunicacao SA
7.500%, 01/27/2020		$100,000	102,250
News America, Inc.
6.150%, 03/01/2037		870,000	871,146
7.850%, 03/01/2039		85,000	102,451
Nexstar Broadcasting, Inc., PIK
7.000%, 01/15/2014 (S)		318,405	249,948
Nexstar Finance Holdings LLC
11.375%, 04/01/2013		223,713	185,962
Nexstar Finance, Inc.
7.000%, 01/15/2014 (S)		105,000	82,425
Nielsen Finance LLC
10.000%, 08/01/2014		225,000	233,438
11.500%, 05/01/2016		100,000	111,375
11.625%, 02/01/2014		250,000	278,438
Rogers Cable, Inc.
6.250%, 06/15/2013		280,000	309,892
Sirius XM Radio, Inc.
9.625%, 08/01/2013		250,000	253,125
9.750%, 09/01/2015 (S)		150,000	156,750
TCM Sub LLC
3.550%, 01/15/2015		765,000	769,640
The Mcclatchy Company
11.500%, 02/15/2017 (S)		350,000	341,250
Thomson Reuters Corp.
5.200%, 12/01/2014	CAD	25,000	25,926
5.950%, 07/15/2013		$345,000	384,361
6.500%, 07/15/2018		340,000	385,861
Time Warner Cable, Inc.
5.400%, 07/02/2012		470,000	504,349
7.500%, 04/01/2014		45,000	52,504
8.250%, 02/14/2014		215,000	255,280
Time Warner, Inc.
7.700%, 05/01/2032		295,000	347,490
Univision Communications, Inc.
12.000%, 07/01/2014 (S)		350,000	378,875
Univision Communications, Inc., PIK
9.750%, 03/15/2015 (S)		1,394,562	1,234,187
Videotron Ltee
6.375%, 12/15/2015		125,000	122,500
6.875%, 01/15/2014		15,000	15,056
9.125%, 04/15/2018 (S)		100,000	108,500
Vivendi SA
5.750%, 04/04/2013 (S)		410,000	443,351
WPP PLC
6.625%, 05/12/2016	EUR	50,000	75,667
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)		$450,000	430,650
11.250%, 06/15/2013 (S)		175,000	186,375
13.000%, 08/01/2013 (S)		1,125,000	1,231,875

			18,891,705
Metal Fabricate/Hardware - 0.08%
Hawk Corp.
8.750%, 11/01/2014		331,000	328,518

The accompanying notes are an integral part of the financial statements.	229

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Metal Fabricate/Hardware (continued)
Severstal Columbus LLC
10.250%, 02/15/2018 (S)		$375,000	$375,938

			704,456
Mining - 0.91%
Barrick Australian Finance Ltd.
5.950%, 10/15/2039		225,000	220,605
Barrick Gold Financeco LLC
6.125%, 09/15/2013		565,000	633,083
BHP Billiton Finance, Ltd.
4.750%, 04/04/2012	EUR	50,000	72,029
5.400%, 03/29/2017		$170,000	185,049
Cameco Corp.
5.670%, 09/02/2019	CAD	25,000	25,279
Clarendon Alumina Production, Ltd.
8.500%, 11/16/2021		$100,000	81,158
Corp Nacional del Cobre de Chile
7.500%, 01/15/2019		360,000	425,475
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 04/01/2017		750,000	813,750
Novelis, Inc.
7.250%, 02/15/2015		325,000	301,438
11.500%, 02/15/2015		525,000	557,813
Placer Dome, Inc.
6.450%, 10/15/2035		315,000	332,123
Rio Tinto Finance USA, Ltd.
5.875%, 07/15/2013		455,000	500,390
8.950%, 05/01/2014		560,000	679,533
Southern Copper Corp.
7.500%, 07/27/2035		200,000	206,455
Teck Resources, Ltd.
9.750%, 05/15/2014		25,000	29,500
10.250%, 05/15/2016		525,000	626,063
10.750%, 05/15/2019		615,000	756,450
Vale Overseas, Ltd.
6.250%, 01/23/2017		300,000	317,615
6.875%, 11/21/2036 to 11/10/2039		483,000	491,410
Vedanta Resources PLC
9.500%, 07/18/2018 (S)		425,000	448,375

			7,703,593
Miscellaneous Manufacturers - 0.41%
3M Company
4.650%, 12/15/2012		405,000	441,839
5.700%, 03/15/2037		200,000	209,045
AGY Holding Corp.
11.000%, 11/15/2014		250,000	200,000
American Railcar Industries, Inc.
7.500%, 03/01/2014		350,000	339,500
Bombardier, Inc.
6.300%, 05/01/2014 (S)		225,000	231,188
7.450%, 05/01/2034 (S)		300,000	274,500
8.000%, 11/15/2014 (S)		575,000	598,000
Colt Defense LLC
8.750%, 11/15/2017 (S)		225,000	221,625
Danaher Corp.
5.400%, 03/01/2019		70,000	75,748
Danaher European Finance Company
4.500%, 07/22/2013	EUR	50,000	70,758
Honeywell International, Inc.
4.250%, 03/01/2013		$210,000	223,955
Koppers, Inc.
7.875%, 12/01/2019 (S)		150,000	152,625
RBS Global, Inc.
9.500%, 08/01/2014		225,000	227,813

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Miscellaneous Manufacturers (continued)
Reddy Ice Corp.
11.250%, 03/15/2015 (C)(S)		$175,000	$175,000

			3,441,596
Office & Business Equipment - 0.12%
Xerox Corp.
5.650%, 05/15/2013		370,000	398,268
6.350%, 05/15/2018		350,000	381,607
8.250%, 05/15/2014		180,000	212,010

			991,885
Oil & Gas - 3.07%
Antero Resources Finance Corp.
9.375%, 12/01/2017 (S)		650,000	663,000
Berry Petroleum Company
10.250%, 06/01/2014		300,000	326,250
BG Energy Capital PLC
5.125%, 12/07/2017	GBP	50,000	79,329
Bill Barrett Corp.
9.875%, 07/15/2016		$300,000	317,625
Canadian Natural Resources, Ltd.
4.500%, 01/23/2013	CAD	25,000	25,199
5.150%, 02/01/2013		$180,000	193,776
6.250%, 03/15/2038		380,000	395,446
6.450%, 06/30/2033		75,000	79,787
Chesapeake Energy Corp.
9.500%, 02/15/2015		100,000	108,750
Concho Resources Inc/Midland TX
8.625%, 10/01/2017		675,000	692,719
Connacher Oil and Gas, Ltd.
10.250%, 12/15/2015 (S)		800,000	771,000
ConocoPhillips
6.500%, 02/01/2039		250,000	280,857
Continental Resources, Inc.
8.250%, 10/01/2019		125,000	127,813
Denbury Resources, Inc.
8.250%, 02/15/2020		375,000	388,125
9.750%, 03/01/2016		325,000	350,188
Devon Energy Corp.
5.625%, 01/15/2014		105,000	115,777
Devon Financing Corp.
6.875%, 09/30/2011		335,000	363,563
7.875%, 09/30/2031		375,000	466,832
Diamond Offshore Drilling, Inc.
4.875%, 07/01/2015		240,000	257,352
5.150%, 09/01/2014		330,000	357,890
5.700%, 10/15/2039		75,000	74,464
5.875%, 05/01/2019		80,000	87,300
Ecopetrol SA
7.625%, 07/23/2019		100,000	110,000
EnCana Corp.
5.800%, 01/18/2018 (S)	CAD	30,000	31,471
5.900%, 12/01/2017		$380,000	415,915
6.500%, 05/15/2019 to 08/15/2034		410,000	447,013
Encore Acquisition Company
9.500%, 05/01/2016		150,000	159,750
EOG Resources, Inc.
5.875%, 09/15/2017		185,000	203,041
6.125%, 10/01/2013		215,000	244,107
Forest Oil Corp.
8.500%, 02/15/2014		100,000	103,250
Gaz Capital for Gazprom
4.560%, 12/09/2012	EUR	150,000	209,603
8.625%, 04/28/2034		$175,000	196,455

The accompanying notes are an integral part of the financial statements.	230

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Gaz Capital SA
7.288%, 08/16/2037		$490,000	$469,224
8.125%, 07/31/2014 (S)		100,000	110,100
8.146%, 04/11/2018		300,000	324,030
Hercules Offshore LLC
10.500%, 10/15/2017 (S)		275,000	273,625
Hess Corp.
6.000%, 01/15/2040		130,000	130,154
7.875%, 10/01/2029		368,000	446,344
8.125%, 02/15/2019		55,000	67,233
Hilcorp Energy I LP
7.750%, 11/01/2015 (S)		450,000	437,625
8.000%, 02/15/2020		375,000	360,000
KazMunaiGaz Finance Sub BV
9.125%, 07/02/2018		400,000	456,500
11.750%, 01/23/2015 (S)		250,000	307,500
Marathon Oil Corp.
5.900%, 03/15/2018		100,000	105,667
6.000%, 10/01/2017		220,000	234,627
6.500%, 02/15/2014		85,000	96,149
6.600%, 10/01/2037		80,000	85,079
Mariner Energy, Inc.
11.750%, 06/30/2016		325,000	362,375
Motiva Enterprises LLC
6.850%, 01/15/2040 (S)		130,000	140,479
Nabors Industries, Inc.
9.250%, 01/15/2019		190,000	237,472
NuStar Logistics LP
7.650%, 04/15/2018		180,000	205,427
OPTI Canada, Inc.
8.250%, 12/15/2014		675,000	600,750
Pemex Project Funding Master Trust
1.553%, 06/15/2010 (P)(S)		150,000	150,000
5.750%, 03/01/2018		465,000	470,848
6.250%, 08/05/2013	EUR	120,000	176,960
7.500%, 12/18/2013	GBP	50,000	82,911
Penn Virginia Corp.
10.375%, 06/15/2016		$175,000	189,000
Petro-Canada
6.800%, 05/15/2038		125,000	137,414
Petrobras International Finance Company
5.750%, 01/20/2020		360,000	363,132
5.875%, 03/01/2018		260,000	267,202
7.875%, 03/15/2019		204,000	234,937
PetroHawk Energy Corp.
7.875%, 06/01/2015		150,000	150,000
9.125%, 07/15/2013		250,000	260,000
10.500%, 08/01/2014		425,000	461,125
Petroleos De Venezuela SA
4.900%, 10/28/2014		812,000	535,920
Petroleos de Venezuela SA
5.250%, 04/12/2017		1,708,000	1,037,610
Petroleos Mexicanos
4.875%, 03/15/2015 (S)		200,000	203,300
8.000%, 05/03/2019		310,000	359,600
Petroleum Company of
Trinidad & Tobago, Ltd.
9.750%, 08/14/2019 (S)		200,000	227,000
Plains Exploration & Production Company
7.000%, 03/15/2017		125,000	122,188
Pride International, Inc.
8.500%, 06/15/2019		150,000	167,625
Quicksilver Resources, Inc.
11.750%, 01/01/2016		400,000	454,000

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
RDS Ultra-Deepwater, Ltd.
11.875%, 03/15/2017 (C)(S)		$225,000	$224,719
Rowan Companies, Inc.
7.875%, 08/01/2019		230,000	264,402
SandRidge Energy, Inc.
3.875%, 04/01/2014 (P)		500,000	442,527
SandRidge Energy, Inc., PIK
8.625%, 04/01/2015		1,000,000	980,000
SeaRiver Maritime, Inc.
0.00%, 09/01/2012		315,000	296,195
Shell International Finance BV
1.300%, 09/22/2011		415,000	418,349
4.300%, 09/22/2019		210,000	208,647
Sunoco, Inc.
4.875%, 10/15/2014		30,000	30,980
5.750%, 01/15/2017		240,000	238,834
9.625%, 04/15/2015		280,000	339,637
Swift Energy Company
8.875%, 01/15/2020		500,000	515,000
Transocean, Inc.
5.250%, 03/15/2013		100,000	108,012
Valero Energy Corp.
6.125%, 06/15/2017		510,000	528,976
9.375%, 03/15/2019		140,000	168,205
Woodside Finance, Ltd.
4.500%, 11/10/2014 (S)		150,000	155,028
XTO Energy, Inc.
4.625%, 06/15/2013		450,000	485,267
5.650%, 04/01/2016		120,000	134,452
YPF SA, MTNC
10.000%, 11/02/2028		220,000	222,200

			25,906,209
Oil & Gas Services - 0.34%
Aquilex Holdings LLC
11.125%, 12/15/2016 (S)		250,000	261,250
Cie Generale de Geophysique-Veritas
7.500%, 05/15/2015		100,000	98,000
Compagnie Generale de Geophysique SA
7.750%, 05/15/2017		500,000	490,000
Complete Production Services, Inc.
8.000%, 12/15/2016		1,525,000	1,483,063
Smith International, Inc.
8.625%, 03/15/2014		325,000	383,922
Weatherford International, Ltd.
9.625%, 03/01/2019		115,000	146,515

			2,862,750
Packaging & Containers - 0.72%
Ardagh Glass Finance PLC
7.125%, 06/15/2017	EUR	350,000	452,578
8.750%, 02/01/2020		200,000	275,053
Ball Corp.
7.125%, 09/01/2016		$400,000	415,000
7.375%, 09/01/2019		250,000	259,375
Berry Plastics Escrow LLC
8.250%, 11/15/2015 (S)		525,000	518,438
Beverage Packaging Holdings
Luxembourg II Sa
9.500%, 06/15/2017	EUR	800,000	1,100,213
BWAY Corp.
10.000%, 04/15/2014 (S)		$250,000	257,500
Clondalkin Acquisition BV
2.253%, 12/15/2013 (P)(S)		175,000	156,188
2.714%, 12/15/2013 (P)(S)	EUR	90,000	110,294

The accompanying notes are an integral part of the financial statements.	231

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Packaging & Containers (continued)
Graham Packaging Company LP
9.875%, 10/15/2014		$475,000	$484,500
Graphic Packaging International, Inc.
9.500%, 08/15/2013 to 06/15/2017		425,000	444,000
Plastipak Holdings, Inc.
8.500%, 12/15/2015 (S)		525,000	525,000
10.625%, 08/15/2019 (S)		225,000	247,750
Rock-Tenn Company
9.250%, 03/15/2016		225,000	245,250
Smurfit-Stone Container Enterprises, Inc.
8.000%, 03/15/2017 (H)		575,000	472,938
Vitro SA de CV
8.625%, 02/01/2012 (H)		200,000	90,500

			6,054,577
Pharmaceuticals - 0.31%
Amerisourcebergen Corp.
4.875%, 11/15/2019		80,000	80,210
Eli Lilly & Company
5.550%, 03/15/2037		205,000	206,993
Express Scripts, Inc.
5.250%, 06/15/2012		400,000	428,566
Mead Johnson Nutrition Company
4.900%, 11/01/2019 (S)		225,000	226,537
Merck KGAA
4.750%, 11/26/2010	EUR	50,000	69,732
Novasep Holding SAS
9.625%, 12/15/2016		60,000	75,572
9.750%, 12/15/2016 (S)		$300,000	277,500
Teva Pharmaceutical Finance LLC
5.550%, 02/01/2016		325,000	354,075
Valeant Pharmaceuticals, Sr Note
8.375%, 06/15/2016 (S)		200,000	207,000
Watson Pharmaceuticals, Inc.
5.000%, 08/15/2014		260,000	273,310
6.125%, 08/15/2019		210,000	223,062
Wyeth
5.950%, 04/01/2037		205,000	216,408

			2,638,965
Pipelines - 1.01%
Boardwalk Pipelines LLC
5.500%, 02/01/2017		305,000	316,264
Boardwalk Pipelines LP
5.750%, 09/15/2019		205,000	214,326
Buckeye Partners LP
5.500%, 08/15/2019		155,000	157,391
6.050%, 01/15/2018		140,000	147,786
Colorado Interstate Gas Company
5.950%, 03/15/2015		150,000	159,745
Crosstex Energy Finance Corp.
8.875%, 02/15/2018 (S)		400,000	406,000
DCP Midstream LLC
9.700%, 12/01/2013 (S)		140,000	168,448
Dynegy Holdings, Inc.
7.500%, 06/01/2015		375,000	326,250
7.750%, 06/01/2019		650,000	510,250
El Paso Corp.
8.250%, 02/15/2016		225,000	238,500
12.000%, 12/12/2013		500,000	581,250
El Paso Natural Gas Company
5.950%, 04/15/2017		99,000	104,610
Enbridge Energy Partners Lp
5.200%, 03/15/2020		70,000	70,855

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Pipelines (continued)
Enbridge, Inc.
7.200%, 06/18/2032	CAD	28,000	$31,590
Enogex LLC
6.250%, 03/15/2020 (S)		$175,000	177,035
Enterprise Products Operating LLC
5.250%, 01/31/2020		140,000	143,362
5.900%, 04/15/2013		300,000	329,104
7.550%, 04/15/2038		300,000	349,974
Enterprise Products Operating LP
4.950%, 06/01/2010		110,000	110,918
6.300%, 09/15/2017		215,000	238,159
Gulfstream Natural Gas System LLC
6.950%, 06/01/2016 (S)		90,000	102,068
Kinder Morgan Finance Company
5.700%, 01/05/2016		480,000	466,800
Kinder Morgan, Inc.
6.500%, 09/01/2012		139,000	145,603
Magellan Midstream Partners LP
6.550%, 07/15/2019		145,000	160,606
Northwest Pipeline Corp.
5.950%, 04/15/2017		65,000	70,624
Plains All American Pipeline LP
4.250%, 09/01/2012		195,000	204,082
5.750%, 01/15/2020		385,000	401,457
6.500%, 05/01/2018		200,000	219,324
Southeast Supply Header LLC
4.850%, 08/15/2014 (S)		100,000	103,679
Southern Natural Gas Company
5.900%, 04/01/2017 (S)		99,000	104,596
Texas Gas Transmission LLC
5.500%, 04/01/2013 (S)		970,000	1,039,377
TransCanada Pipelines, Ltd.
7.125%, 01/15/2019		100,000	117,467
Williams Companies, Inc.
7.750%, 06/15/2031		37,000	42,615
Williams Partners LP
3.800%, 02/15/2015 (S)		145,000	146,479
6.300%, 04/15/2040 (S)		400,000	399,965

			8,506,559
Real Estate - 0.58%
Agile Property Holdings, Ltd.
10.000%, 11/14/2016 (S)		500,000	513,125
AMB Property LP
6.625%, 12/01/2019		185,000	189,018
Atlantic Finance, Ltd.
8.750%, 05/27/2014 (S)		250,000	258,010
AvalonBay Communities, Inc.
4.950%, 03/15/2013		60,000	63,432
6.100%, 03/15/2020		240,000	254,695
6.125%, 11/01/2012		97,000	105,294
Duke Realty LP
6.250%, 05/15/2013		230,000	243,923
ERP Operating LP
5.250%, 09/15/2014		190,000	200,557
Federal Realty Investment Trust
5.900%, 04/01/2020		55,000	55,270
6.000%, 07/15/2012		135,000	144,642
Hospitality Properties Trust
5.625%, 03/15/2017		225,000	208,148
7.875%, 08/15/2014		145,000	155,720
Host Marriott LP
6.750%, 06/01/2016		525,000	517,125
Kimco Realty Corp.
4.904%, 02/18/2015		60,000	60,095

The accompanying notes are an integral part of the financial statements.	232

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Real Estate (continued)
Mack-Cali Realty Corp.
7.750%, 08/15/2019		$150,000	$165,755
Mack-Cali Realty LP
5.800%, 01/15/2016		75,000	76,753
Reckson Operating Partnership
6.000%, 03/31/2016		335,000	321,329
Regency Centers LP
5.875%, 06/15/2017		120,000	119,431
Simon Property Group LP
4.200%, 02/01/2015		140,000	141,668
4.600%, 06/15/2010		120,000	121,175
5.300%, 05/30/2013		90,000	95,995
6.750%, 05/15/2014		155,000	171,760
10.350%, 04/01/2019		35,000	44,712
Ventas Realty LP
6.500%, 06/01/2016		45,000	44,888
WEA Finance LLC
6.750%, 09/02/2019 (S)		220,000	235,878
7.500%, 06/02/2014 (S)		175,000	197,649
Westfield Capital Corp., Ltd.
4.375%, 11/15/2010(S)		155,000	159,138
WT Finance Australia Property, Ltd.
3.625%, 06/27/2012	EUR	50,000	68,455

			4,933,640
Real Estate - 0.05%
Realogy Corp.
12.375%, 04/15/2015		$650,000	445,250
Retail - 1.04%
AmeriGas Partners LP
7.125%, 05/20/2016		25,000	25,063
Arcos Dorados BV
7.500%, 10/01/2019 (S)		500,000	500,650
Burlington Coat Factory Warehouse Corp.
11.125%, 04/15/2014		450,000	457,875
Couche-Tard US LP
7.500%, 12/15/2013		300,000	301,500
CVS Caremark Corp.
1.755%, 09/10/2010 (P)		360,000	362,524
Dollar General Corp., PIK
11.875%, 07/15/2017		378,000	437,535
Federated Retail Holdings, Inc.
5.350%, 03/15/2012		280,000	288,400
Ferrellgas Partners LP
8.750%, 06/15/2012		275,000	275,344
Home Depot, Inc.
5.200%, 03/01/2011		80,000	83,150
HSN, Inc.
11.250%, 08/01/2016		125,000	140,313
Inergy LP, Gtd Sr Note
8.750%, 03/01/2015		250,000	256,875
JC Penney Company, Inc.
9.000%, 08/01/2012		205,000	229,088
Kingfisher PLC
5.625%, 12/15/2014	GBP	30,000	48,387
Limited Brands, Inc.
6.900%, 07/15/2017		$25,000	24,250
8.500%, 06/15/2019		200,000	214,250
McDonald’s Corp.
5.700%, 02/01/2039		125,000	127,859
Michaels Stores, Inc.
11.375%, 11/01/2016		250,000	251,250
Michaels Stores, Inc., 0.00% Steps up to
13.00% on 11/01/2011
0.00%, 11/01/2016		625,000	509,375

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Retail (continued)
Neiman Marcus Group, Inc.
10.375%, 10/15/2015		$525,000	$522,375
Next PLC
5.875%, 10/12/2016	GBP	50,000	80,000
Nordstrom, Inc.
6.750%, 06/01/2014		$50,000	56,607
O’Charleys, Inc.
9.000%, 11/01/2013		250,000	248,750
OSI Restaurant Partners, Inc.
10.000%, 06/15/2015		250,000	236,250
PPR
8.625%, 04/03/2014	EUR	50,000	81,148
QVC, Inc., Sr Sec Note
7.500%, 10/01/2019 (S)		$325,000	329,063
Rite Aid Corp.
9.750%, 06/12/2016		125,000	133,438
10.250%, 10/15/2019		375,000	396,563
10.375%, 07/15/2016		75,000	78,563
Sally Holdings LLC
9.250%, 11/15/2014		425,000	444,125
10.500%, 11/15/2016		75,000	80,813
Staples, Inc.
9.750%, 01/15/2014		220,000	268,999
The Pantry, Inc.
7.750%, 02/15/2014		550,000	526,625
TJX Companies, Inc., Sr Note
6.950%, 04/15/2019		115,000	136,049
Toys R Us Property Company LLC
8.500%, 12/01/2017 (S)		300,000	303,000
Wendy’s/Arby’s Restaurants LLC
10.000%, 07/15/2016		325,000	348,563

			8,804,619
Savings & Loans - 0.01%
Nationwide Building Society
3.375%, 08/17/2015	EUR	55,000	72,183
Semiconductors - 0.08%
Advanced Micro Devices, Inc.
8.125%, 12/15/2017 (S)		$100,000	101,250
STATS ChipPAC, Ltd.
6.750%, 11/15/2011		100,000	99,625
7.500%, 07/19/2010		500,000	504,375

			705,250
Software - 0.31%
Dun & Bradstreet Corp.
5.500%, 03/15/2011		120,000	125,401
First Data Corp
9.875%, 09/24/2015		175,000	149,625
First Data Corp.
9.875%, 09/24/2015		350,000	302,750
11.250%, 03/31/2016		425,000	348,500
First Data Corp., PIK
10.550%, 09/24/2015		792,309	687,328
Open Solutions, Inc.
9.750%, 02/01/2015 (S)		650,000	546,000
Oracle Corp.
5.000%, 01/15/2011		355,000	368,534
SS&C Technologies, Inc.
11.750%, 12/01/2013		100,000	105,000

			2,633,138
Storage/Warehousing - 0.06%
Mobile Services Group, Inc.
9.750%, 08/01/2014		475,000	486,875

The accompanying notes are an integral part of the financial statements.	233

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunications - 4.08%
Alcatel-Lucent
6.375%, 04/07/2014	$80,000	$104,030
America Movil SAB de CV
5.000%, 10/16/2019 (S)	220,000	217,459
5.625%, 11/15/2017	110,000	115,465
5.750%, 01/15/2015	190,000	207,431
6.375%, 03/01/2035	600,000	612,482
8.460%, 12/18/2036	1,000,000	66,877
American Tower Corp.
4.625%, 04/01/2015	195,000	202,041
7.250%, 05/15/2019 (S)	660,000	742,500
Ameritech Capital Funding, Inc.
6.550%, 01/15/2028	130,000	130,217
AT&T, Inc.
4.950%, 01/15/2013	350,000	377,896
5.300%, 11/15/2010	125,000	129,143
5.800%, 02/15/2019	550,000	588,257
5.875%, 04/28/2017	50,000	80,782
British Telecommunications PLC
5.150%, 01/15/2013	530,000	561,492
9.125%, 12/15/2010	265,000	281,562
Broadview Networks Holdings, Inc.
11.375%, 09/01/2012	425,000	408,000
CC Holdings GS V LLC
7.750%, 05/01/2017 (S)	380,000	411,350
Cincinnati Bell, Inc.
7.000%, 02/15/2015	450,000	432,000
Clearwire Communications LLC
12.000%, 12/01/2015 (S)	1,300,000	1,270,751
Cricket Communications, Inc.
7.750%, 05/15/2016	300,000	304,875
9.375%, 11/01/2014	300,000	298,500
10.000%, 07/15/2015	325,000	329,063
Crown Castle International Corp.
9.000%, 01/15/2015	250,000	270,000
Deutsche Telekom International
Finance BV
7.125%, 09/26/2012	60,000	101,514
8.125%, 05/29/2012	35,000	53,704
Deutsche Telekom International
Finance BV
8.500%, 06/15/2010	330,000	337,264
Digicel Group, Ltd.
8.250%, 09/01/2017 (S)	375,000	356,250
8.875%, 01/15/2015 (S)	930,000	888,150
France Telecom SA
7.750%, 03/01/2011	120,000	128,037
GCI, Inc.
7.250%, 02/15/2014	475,000	472,625
GeoEye, Inc.
9.625%, 10/01/2015 (S)	150,000	152,250
Hughes Network Systems LLC
9.500%, 04/15/2014	450,000	457,376
Intelsat Bermuda, Ltd.
11.250%, 02/04/2017	1,525,000	1,545,969
Intelsat Corp.
9.250%, 06/15/2016	300,000	310,500
Intelsat Jackson Holdings SA
11.250%, 06/15/2016	325,000	346,938
Intelsat Jackson Holdings, Ltd.
8.500%, 11/01/2019 (S)	225,000	227,813
Intelsat Subsidiary Holding Company, Ltd.
8.875%, 01/15/2015 (S)	300,000	304,500
iPCS, Inc., PIK
4.249%, 05/01/2014	571,202	491,234

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
KONINKLIJKE KPN NV
5.750%, 03/18/2016	$50,000	$80,653
7.500%, 02/04/2019	50,000	83,496
Level 3 Financing, Inc.
9.250%, 11/01/2014	475,000	450,063
10.000%, 02/01/2018 (S)	325,000	298,188
MetroPCS Wireless, Inc.
9.250%, 11/01/2014	625,000	623,438
Millicom International Cellular SA
10.000%, 12/01/2013	75,000	77,813
New Cingular Wireless Services, Inc.
7.875%, 03/01/2011	455,000	486,571
Nextel Communications, Inc.
6.875%, 10/31/2013	275,000	264,000
7.375%, 08/01/2015	400,000	369,000
NII Capital Corp.
10.000%, 08/15/2016 (S)	1,025,000	1,112,125
Nordic Telephone Company
8.250%, 05/01/2016	100,000	146,377
OTE PLC
4.625%, 05/20/2016	100,000	137,280
Paetec Holding Corp.
8.875%, 06/30/2017	350,000	352,625
9.500%, 07/15/2015	375,000	364,688
Qwest Communications International,
Inc., Series B
7.500%, 02/15/2014	450,000	454,500
Qwest Corp.
3.503%, 06/15/2013 (P)	500,000	490,000
7.500%, 10/01/2014	175,000	186,375
8.375%, 05/01/2016	300,000	328,500
Rogers Cable, Inc.
5.500%, 03/15/2014	160,000	173,674
Rogers Communications, Inc.
5.800%, 05/26/2016	25,000	25,906
6.800%, 08/15/2018	425,000	484,000
7.500%, 03/15/2015	140,000	165,615
Rogers Wireless, Inc.
6.375%, 03/01/2014	400,000	448,334
Royal KPN NV
4.500%, 03/18/2013	80,000	115,286
Sable International Finance, Ltd.
7.750%, 02/15/2017 (S)	250,000	256,250
SBA Telecommunications, Inc.
8.000%, 08/15/2016 (S)	100,000	104,000
8.250%, 08/15/2019 (S)	75,000	78,750
SBC Communications, Inc.
6.450%, 06/15/2034	255,000	260,976
Sprint Capital Corp.
6.875%, 11/15/2028	575,000	435,563
8.750%, 03/15/2032	400,000	353,000
Sprint Nextel Corp.
0.650%, 06/28/2010 (P)	105,000	104,089
8.375%, 08/15/2017	1,300,000	1,257,750
Telecom Italia Capital SA
5.250%, 11/15/2013	785,000	833,058
6.175%, 06/18/2014	195,000	212,418
6.200%, 07/18/2011	90,000	95,142
Telecom Italia Finance SA
6.875%, 01/24/2013	90,000	135,703
Telecom Italia SpA, EMTN
8.250%, 03/21/2016	60,000	98,911
Telefonaktiebolaget LM Ericsson
5.000%, 06/24/2013	50,000	72,763

The accompanying notes are an integral part of the financial statements.	234

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
Telefonica Emisiones SAU
5.855%, 02/04/2013	$60,000	$65,595
5.877%, 07/15/2019	300,000	316,641
5.984%, 06/20/2011	185,000	195,327
6.221%, 07/03/2017	275,000	303,487
Telekom Finanzmanagement GmbH
6.375%, 01/29/2016	50,000	75,885
Telemar Norte Leste SA
9.500%, 04/23/2019 (S)	300,000	353,125
Telesat Canada
11.000%, 11/01/2015	500,000	545,000
12.500%, 11/01/2017	300,000	336,000
Telus Corp.
4.950%, 03/15/2017	25,000	24,631
TPSA Eurofinance France SA
6.000%, 05/22/2014	50,000	74,770
Verizon Communications, Inc.
6.900%, 04/15/2038	70,000	77,784
Verizon Global Funding Corp.
7.750%, 12/01/2030	285,000	339,507
Verizon Virginia, Inc., Series A
4.625%, 03/15/2013	1,040,000	1,098,824
Verizon Wireless Capital LLC
3.750%, 05/20/2011	200,000	206,578
7.375%, 11/15/2013	315,000	365,649
8.500%, 11/15/2018	545,000	686,402
Viasat, Inc.
8.875%, 09/15/2016 (S)	150,000	152,625
VIP Finance Ireland, Ltd.
9.125%, 04/30/2018	200,000	217,800
Vodafone Group PLC
4.750%, 06/14/2016	50,000	72,655
5.625%, 02/27/2017	205,000	220,046
West Corp.
9.500%, 10/15/2014	425,000	421,813
Wind Acquisition Finance SA
11.750%, 07/15/2017 (S)	765,000	843,703
12.000%, 12/01/2015 (S)	750,000	802,500
Windstream Corp.
8.625%, 08/01/2016	325,000	330,688

		34,460,212
Textiles - 0.03%
INVISTA
9.250%, 05/01/2012 (S)	275,000	277,063
Tobacco - 0.18%
Alliance One International, Inc.
10.000%, 07/15/2016 (S)	350,000	364,000
Altria Group, Inc.
9.250%, 08/06/2019	450,000	557,395
Reynolds American, Inc.
7.250%, 06/01/2013	535,000	593,830

		1,515,225
Transportation - 0.18%
Bristow Group, Inc.
7.500%, 09/15/2017	400,000	393,000
Canadian Pacific Railway Company
7.250%, 05/15/2019	260,000	299,727
CSX Corp.
5.750%, 03/15/2013	200,000	217,993
DP World Sukuk, Ltd.
6.250%, 07/02/2017	300,000	253,500

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Transportation (continued)
Kansas City Southern de Mexico SA
de CV
8.000%, 02/01/2018 (S)	$225,000	$222,188
Kansas City Southern Railway Company
13.000%, 12/15/2013	125,000	144,531

		1,530,939
Water - 0.15%
Severn Trent Utilities Finance
PLC, EMTN
5.250%, 03/11/2016	65,000	96,142
Suez Environnement SA
6.250%, 04/08/2019	100,000	158,425
Veolia Environnement
4.875%, 05/28/2013	85,000	123,910
5.250%, 06/03/2013	360,000	386,662
5.875%, 02/01/2012	30,000	43,764
6.000%, 06/01/2018	430,000	462,331

		1,271,234

TOTAL CORPORATE BONDS (Cost $313,903,021)		$329,449,344

MUNICIPAL BONDS - 0.26%
California - 0.05%
Bay Area Toll Authority
6.263%, 04/01/2049	200,000	202,190
Los Angeles Department of Airports
6.582%, 05/15/2039	135,000	135,020
San Diego County Water Authority
6.138%, 05/01/2049	100,000	103,946

		441,156
Connecticut - 0.01%
Connecticut State Development Authority
5.250%, 05/01/2031	95,000	95,433
District of Columbia - 0.01%
District of Columbia
5.591%, 12/01/2034	40,000	40,703
Illinois - 0.05%
Chicago Illinois Transit Authority
6.899%, 12/01/2040	245,000	263,860
Chicago Metropolitan Water
Reclamation District
5.720%, 12/01/2038	165,000	169,564

		433,424
Kansas - 0.01%
Kansas Development Finance Authority
5.501%, 05/01/2034	120,000	119,863
Maryland - 0.02%
Maryland State Transportation Authority
5.888%, 07/01/2043	125,000	129,241
New York - 0.03%
Metropolitan Transportation Authority
7.336%, 11/15/2039	55,000	63,983
New York City Housing
Development Corp.
6.420%, 11/01/2027	115,000	114,986
New York City Municipal Water
Finance Authority
5.952%, 06/15/2042	95,000	95,699

		274,668

The accompanying notes are an integral part of the financial statements.	235

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Oregon - 0.01%
State of Oregon
5.892%, 06/01/2027	$60,000	$62,532
Pennsylvania - 0.03%
Commonwealth of Pennsylvania
5.000%, 01/01/2018	240,000	267,958
Utah - 0.01%
Utah Transit Authority
5.937%, 06/15/2039	105,000	111,020
West Virginia - 0.03%
Tobacco Settlement Finance Authority of
West Virginia
7.467%, 06/01/2047	315,000	259,062

TOTAL MUNICIPAL BONDS (Cost $2,242,025)		$2,235,060

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.09%
American Tower Trust,
Series 2007-1A, Class D
5.957%, 04/15/2037 (S)	350,000	367,500
Banc of America Commercial
Mortgage, Inc.
Series 2003-1, Class A1,
3.878%, 09/11/2036	104,141	105,893
Series 2005-3, Class A2,
4.501%, 07/10/2043	541,740	542,419
Series 2003-1, Class A2,
4.648%, 09/11/2036	796,000	825,965
Banc of America Mortgage Securities
Series 2004-H, Class 2A2,
3.760%, 09/25/2034 (P)	132,609	128,762
Series 2004-D, Class 2A2,
3.863%, 05/25/2034 (P)	58,591	53,921
Series 2004-A, Class 2A2,
4.478%, 02/25/2034 (P)	104,183	89,510
Series 2004-I, Class 3A2,
4.869%, 10/25/2034 (P)	54,710	53,681
Series 2005-J, Class 2A1,
5.081%, 11/25/2035 (P)	323,639	259,205
Series 2005-J, Class 3A1,
5.241%, 11/25/2035 (P)	159,007	122,654
Bear Stearns Commercial Mortgage
Securities, Inc.
Series 2005-PWR9, Class AAB,
4.804%, 09/11/2042	422,000	437,228
Series 2002-TOP8, Class A2,
4.830%, 08/15/2038	320,000	333,506
Series 2005-PWR9, Class A4A,
4.871%, 09/11/2042	1,170,000	1,183,877
5.540%, 09/11/2041	628,000	646,278
Series 2007-PW17, Class A4,
5.694%, 06/11/2050 (P)	50,000	48,017
Bear Stearns Commercial Mortgage
Securities, Inc.
Series 2005-PWR9, Class A1,
4.498%, 09/11/2042	22,063	22,148
Series 2005-PW10, Class A1,
5.085%, 12/11/2040	231,898	234,186
Series 2007-PW17, Class A1,
5.282%, 06/11/2050	383,607	392,020
Series 2007-PW15, Class AAB,
5.315%, 02/11/2044	500,000	506,170
Series 2006-PWR12, Class A1,
5.546%, 09/11/2038 (P)	80,500	81,966

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Commercial Mortgage Securities,
Inc. (continued)
Series 1998-C1, Class A2,
6.440%, 06/16/2030	$802	$802
Chase Funding Mortgage Loan Asset-
Backed Certificates
Series 2002-4, Class 2A1,
0.968%, 10/25/2032 (P)	9,005	6,467
Series 2003-3, Class 1A6,
3.717%, 10/25/2014	157,390	150,532
Citigroup/Deutsche Bank Commercial
Mortgage Trust,
Series 2006-CD3, Class AAB
5.608%, 10/15/2048	250,000	261,400
Citigroup/Deutsche Bank Commercial
Mortgage Trust
Series 2005-CD1, Class A1,
5.047%, 07/15/2044	84,200	84,193
Series 2007-CD4, Class ASB,
5.278%, 12/11/2049	45,000	45,327
Series 2006-CD3, Class A5,
5.617%, 10/15/2048	170,000	173,382
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A3
6.019%, 12/10/2049 (P)	1,225,000	1,276,101
Commercial Mortgage Pass Through
Certificates, Series 2007-C9, Class A4
5.816%, 12/10/2049 (P)	230,000	223,302
Credit Suisse Mortgage Capital
Certificates, Series 2007-C4, Class A1
5.540%, 09/15/2039 (P)	63,586	65,064
Credit Suisse Mortgage Capital
Certificates, Series 2006-C4, Class A1
4.771%, 09/15/2039	117,951	119,609
CS First Boston Mortgage Securities
Corp., Series 2005-C2, Class A4
4.832%, 04/15/2037	575,000	577,738
GE Capital Commercial Mortgage Corp.
Series 2005-C4, Class A1,
5.082%, 11/10/2045	140,839	142,216
Series 2001-1, Class A2,
6.531%, 05/15/2033	440,000	456,866
GMAC Commercial Mortgage Securities,
Inc., Series 2001-C2, Class A2
6.700%, 04/15/2034	47,349	49,425
Greenwich Capital Commercial
Funding Corp.
Series 2005-GG3, Class A2,
4.305%, 08/10/2042	151,916	154,661
Series 2004-GG1, Class A3,
4.344%, 06/10/2036	10,077	10,095
Series 2005-GG3, Class A3,
4.569%, 08/10/2042	250,000	247,244
Series 2005-GG3, Class AAB,
4.619%, 08/10/2042	141,157	144,764
Series 2007-GG9, Class A1,
5.233%, 03/10/2039	70,017	70,486
JPMorgan Chase Commercial Mortgage
Securities Corp.,
Series 2001-CIBC, Class A3
6.260%, 03/15/2033	245,184	251,722
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2005-LDP4, Class ASB,
4.824%, 10/15/2042 (P)	561,000	581,245

The accompanying notes are an integral part of the financial statements.	236

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp. (continued)
Series 2006-LDP9, Class A1,
5.170%, 05/15/2047	$149,144	$152,730
Series 2006-CB17, Class A1,
5.279%, 12/12/2043	140,710	144,872
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	470,000	436,064
Series 2007-LD11, Class A4,
5.818%, 06/15/2049 (P)	400,000	366,438
Series 2001-CIB2, Class A2,
6.244%, 04/15/2035	120,118	120,903
LB-UBS Commercial Mortgage Trust
4.830%, 11/15/2027	490,000	501,292
Series 2006-C7, Class A3,
5.347%, 11/15/2038	311,000	310,190
LB-UBS Commercial Mortgage Trust
Series 2003-C7, Class A3,
4.559%, 09/15/2027 (P)	475,000	482,584
Series 2005-C1, Class A4,
4.742%, 02/15/2030	133,000	135,231
Series 2006-C1, Class A1,
5.018%, 02/15/2031	115,221	116,183
Series 2007-C2, Class A3,
5.430%, 02/15/2040	50,000	46,598
Morgan Stanley Capital I
4.070%, 05/15/2040	420,000	427,893
Series 2007-T27, Class A1,
5.606%, 06/11/2042	357,776	372,953
Series 2007-IQ14, Class A4,
5.692%, 04/15/2049 (P)	45,000	39,743
Series 2006-T23, Class A4,
5.810%, 08/12/2041 (P)	485,000	511,806
Morgan Stanley Dean Witter Capital I
Series 2002-TOP7, Class A1,
5.380%, 01/15/2039	4,832	4,867
Series 2002-TOP7, Class A2,
5.980%, 01/15/2039	366,000	388,874
Morgan Stanley Capital I,
Series 2006-T23, Class A1
5.682%, 08/12/2041	110,851	114,161
Residential Asset Mortgage Products,
Series 2003-RZ2, Series 2003-RZ2
3.600%, 04/25/2033	20,523	15,672
Vendee Mortgage Trust,
Series 1996-3, Class 4
9.598%, 03/15/2025	8,747	9,440
Wachovia Bank Commercial Mortgage
Trust, Series 2006-C28, Class A4
5.572%, 10/15/2048	180,000	170,388
Wells Fargo Mortgage Backed
Securities Trust
Series 2005-AR2, Class 2A2,
3.741%, 03/25/2035 (P)	256,187	232,587
Series 2003-O, Class 5A1,
4.803%, 01/25/2034 (P)	308,331	301,629
Series 2005-AR2, Class 3A1,
4.913%, 03/25/2035 (P)	149,074	138,813
Series 2006-AR16, Class A1,
5.668%, 10/25/2036 (P)	703,102	565,090

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $17,177,674)		$17,634,548

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES - 2.27%
American Express Credit Account
Master Trust
Series 2007-4, Class A,
0.221%, 12/17/2012 (P)	$125,000	$124,961
Series 2005-5, Class A,
0.271%, 02/15/2013 (P)	605,000	604,744
Series 2006-B, Class A,
0.271%, 08/15/2013 (P)(S)	170,000	169,807
American Express Credit Account Master
Trustamxca 2006-2 B
5.550%, 01/15/2014	175,000	183,004
Americredit Automobile Receivables
Trust, Series 2010-1, Class C
5.190%, 08/17/2015	135,000	136,049
AmeriCredit Automobile Receivables
Trust, Series 2006-RM, Class A3
5.530%, 01/06/2014	1,525,000	1,579,999
Bank Of America Auto Trust,
Series 2010-1a, Class A2
0.750%, 06/15/2012 (S)	170,000	169,915
Bank of America Credit Card Trust,
Series 2007-A8, Class A8
5.590%, 11/17/2014	290,000	314,662
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.640%, 12/25/2028 (P)	39,156	32,410
Bay View Auto Trust,
Series 2005-3, Class A4
5.010%, 06/25/2014	33,094	33,302
BMW Vehicle Lease Trust,
Series 2009-1, Class A3
2.910%, 03/15/2012	270,000	275,718
Cabela’s Master Credit Card Trust
0.281%, 10/15/2014 (P)(S)	500,000	491,643
Series 2005-1A, Class A1,
4.970%, 10/15/2013 (S)	140,000	143,371
Capital Auto Receivables Asset Trust,
Series 2007-SN2 ,Class A4
1.261%, 05/16/2011 (P)(S)	465,000	465,985
Capital One Multi-Asset Execution Trust
Series 2007-C3, Class C3,
0.521%, 04/15/2013 (P)	125,000	124,652
Series 2003-C4, Class C4,
6.000%, 08/15/2013	325,000	332,674
CenterPoint Energy Transition
Bond Co. LLC
4.970%, 08/01/2014	120,757	127,597
Chase Funding Mortgage Loan Asset-
Backed Certificates,
Series 2002-2, Class 1M1
5.599%, 09/25/2031	19,877	8,489
Citibank Credit Card Issuance Trust,
Series 2007-A5, Class A5
5.500%, 06/22/2012	1,075,000	1,087,623
CNH Equipment Trust
Series 2009-B, Class A3,
2.970%, 03/15/2013	247,015	250,806
Series 2007-A, Class B,
5.090%, 06/16/2014	295,000	300,681
Continental Airlines, Inc.
7.250%, 11/10/2019	250,000	260,000
Daimler Chrysler Auto Trust,
Series 2008-A, Class A3A
3.700%, 06/08/2012	208,331	211,631

The accompanying notes are an integral part of the financial statements.	237

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Detroit Edison Securitization Funding
LLC, Series 2001-1, Class A5
6.420%, 03/01/2015	$450,000	$500,888
Discover Card Master Trust,
Series 2009-A2, Class A
1.531%, 02/17/2015 (P)	870,000	884,197
Discover Card Master Trust I,
Series 2005-4, Class A2
0.321%, 06/16/2015 (P)	200,000	196,680
Ford Credit Auto Owner Trust
2.980%, 08/15/2014	250,000	257,863
Ford Credit Auto Owner Trust,
Series 2009-e, Class A3
1.510%, 01/15/2014	115,000	115,463
Ford Credit Auto Owner Trust,
Series 2009-e, Class A4
2.420%, 11/15/2014	101,000	101,316
GE Capital Credit Card Master Note Tr.,
Ser 2009-1, Class A
2.331%, 04/15/2015 (P)	200,000	204,269
GE Capital Credit Card Master
Note Trust, Series 2009-2, Class A
3.690%, 07/15/2015	1,025,000	1,064,842
GE Equipment Midticket LLC
2.340%, 06/17/2013	335,000	340,441
Honda Auto Receivables Owner Trust,
Series 2009-2, Class A4
4.430%, 07/15/2015	190,000	201,649
Honda Auto Receivables Owner Trust,
Series 2007-1, Class A3
5.100%, 03/18/2011	30,849	30,987
Household Automotive Trust,
Series 2006-2, Class A4
5.670%, 06/17/2013	220,000	225,842
Hyundai Auto Receivables Trust
3.150%, 03/15/2016	295,000	305,614
Series 2006-A, Class A4,
5.260%, 11/15/2012	76,111	76,307
John Deere Owner Trust
1.570%, 10/15/2013	150,000	151,098
Series 2009-A, Class A3,
2.590%, 10/15/2013	125,000	127,242
John Deere Owner Trust,
Series 2006-A, Class A4
5.390%, 06/17/2013	84,777	84,993
JPMorgan Auto Receivables Trust,
Series 2007-A, Class A4
5.190%, 02/15/2014 (S)	221,178	225,251
JPMorgan Mortgage Acquisition Corp.,
Series 2007-CH1, Class AV2
0.288%, 10/25/2036 (P)	59,755	56,792
LB-UBS Commercial Mortgage Trust,
Series 2004-C2, Class A2
3.246%, 03/15/2029	208,179	208,723
Marriott Vacation Club Owner Trust
Series 2006-2A, Class A,
5.362%, 10/20/2028 (S)	117,891	120,062
Series 2006-1A, Class A,
5.737%, 04/20/2028 (S)	344,461	353,211
Series 2006-1A, Class B,
5.827%, 04/20/2028 (S)	14,964	13,193
MBNA Credit Card Master Note Trust,
Series 2006-C3, Class C3
0.521%, 10/15/2013 (P)	415,000	405,933

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
MMAF Equipment Finance LLC,
Series 2009-AA, Class A3
2.370%, 11/15/2013 (S)	$110,000	$110,389
N/ACFAIT 2009-1 A3
2.590%, 10/15/2013 (S)	326,000	330,620
Nissan Auto Lease Trust,
Series 2009-A, Class A3
2.920%, 12/15/2011	160,000	163,442
Nissan Auto Receivables Owner Trust,
Series 2008-A, Class A3
3.890%, 08/15/2011	84,600	85,439
Nordstrom Private Label Credit Card
Master Note Trust,
Series 2007-1A, Class A
4.920%, 05/15/2013 (S)	350,000	351,622
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.520%, 12/31/2010	447,000	454,306
PF Export Receivables Master Trust
6.436%, 06/01/2015 (S)	44,383	46,749
PSE&G Transition Funding LLC,
Series 2001-1, Class A6
6.610%, 06/15/2015	281,000	314,290
SLM Student Loan Trust,
Series 2008-4, Class A2
1.299%, 07/25/2016 (P)	675,000	690,458
TLF Fund Term Asset Backed
Management Fees Company
11.070%,	143,691	1,590,665
USAA Auto Owner Trust
Series 2008-1, Class A3,
4.160%, 04/16/2012	197,813	200,654
Series 2007-2, Class A3,
4.900%, 02/15/2012	219,635	222,097
USAA Auto Owner Trust,
Series 2010-1, Class A4
2.140%, 09/15/2015	260,000	261,078
Volkswagen Auto Lease Trust,
Series 2009-A, Class A3
3.410%, 04/16/2012	400,000	411,496
Volkswagen Auto Loan Enhanced Trust,
Series 2010-1, Class A2
0.660%, 05/21/2012	110,000	110,081
Wachovia Auto Owner Trust,
Series 2006-A, Class A4
5.380%, 03/20/2013	104,680	106,594

TOTAL ASSET BACKED SECURITIES (Cost $18,767,452)		$19,132,559

CONVERTIBLE PREFERRED STOCKS - 0.02%
Energy - 0.02%
Enterprise Products Operating LLC
9.750%, 01/31/2014	130,000	158,434

TOTAL CONVERTIBLE PREFERRED
STOCKS (Cost $130,000)		$158,434

CONVERTIBLE BONDS - 0.62%
Auto Manufacturers - 0.02%
Ford Motor Company
4.250%, 12/15/2036	144,000	203,220
Auto Parts & Equipment - 0.06%
TRW Automotive, Inc.
3.500%, 12/01/2015 (S)	450,000	515,250

The accompanying notes are an integral part of the financial statements.	238

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS (continued)
Coal - 0.05%
Massey Energy Company
3.250%, 08/01/2015	$231,000	$207,900
Peabody Energy Corp.
4.750%, 12/15/2041	200,000	205,000

		412,900
Diversified Financial Services - 0.05%
E*Trade Financial Corp.
7.875%, 08/31/2019	261,000	396,720
Food - 0.05%
Great Atlantic & Pacific Tea Co.
6.750%, 12/15/2012	500,000	434,375
Holding Companies - 0.06%
Icahn Enterprises LP
4.000%, 08/15/2013 (P)(S)	549,000	482,406
Oil & Gas - 0.02%
Penn Virginia Corp.
4.500%, 11/15/2012	219,000	205,313
Real Estate - 0.07%
General Growth Properties LP
3.980%, 04/15/2027 (H)(S)	338,000	346,873
SL Green Realty Corp.
3.000%, 03/30/2027 (S)	300,000	277,500

		624,373
Semiconductors - 0.11%
Advanced Micro Devices, Inc.
6.000%, 05/01/2015	975,000	900,656
Telecommunications - 0.13%
Leap Wireless International, Inc.
4.500%, 07/15/2014	700,000	603,750
Lucent Technologies, Inc.
2.875%, 06/15/2025	225,000	189,563
SBA Communications Corp.
4.000%, 10/01/2014 (S)	208,000	277,420

		1,070,733

TOTAL CONVERTIBLE BONDS (Cost $4,303,163)		$5,245,946

SUPRANATIONAL OBLIGATIONS - 0.35%
Supranational - 0.35%
Central American Bank for
Economic Integration
5.375%, 09/24/2014 (S)	200,000	207,501
European Investment Bank
4.750%, 10/15/2017	535,000	806,872
European Investment Bank
6.500%, 08/07/2019	598,000	534,324
European Investment Bank
8.750%, 08/25/2017	320,000	639,312
Inter-American Development Bank
4.400%, 01/26/2026	410,000	367,270
Societe Financement de
l’Economie Francaise
3.250%, 01/16/2014	278,000	392,963

		2,948,242

TOTAL SUPRANATIONAL OBLIGATIONS (Cost $3,019,764)		$2,948,242

TERM LOANS - 2.23%
Automobiles & Components - 0.30%
Dana Holding Corp.
4.820%, 01/30/2015 (P)	737,601	718,423

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Automobiles & Components (continued)
Ford Motor Company
3.260%, 12/16/2013 (P)	$1,469,719	$1,372,963
Goodyear Tire & Rubber Company
2.340%, 04/30/2014 (P)	250,000	231,979
Lear Corp.
7.500%, 10/08/2014 (P)	234,375	234,861

		2,558,226
Consumer Services - 0.28%
Calpine Corp.
3.140%, 03/29/2014 (P)	245,453	230,357
CDW Corp.
4.230%, 10/12/2014 (P)	400,000	341,643
Cedar Fair LP
0.00%, 04/01/2016 (P)(T)	450,000	445,922
DAE Aviation Holdings, Inc.
4.000%, 07/31/2014 (P)	249,684	231,374
OSI Restaurant Partners, Inc.
2.560%, 06/14/2013 (P)	496,761	439,634
Sabre Holdings Corp.
2.490%, 09/30/2014 (P)	750,000	656,750

		2,345,680
Diversified Financials - 0.40%
Booz Allen Hamilton, Inc.
6.000%, 07/31/2015 (P)	500,000	501,563
CCM Merger, Inc.
8.500%, 07/12/2012 (P)	492,696	485,511
Nuveen Investments, Inc.
3.290%, 11/13/2014 (P)	1,133,809	986,414
Pinnacle Foods Finance LLC
2.980%, 04/02/2014 (P)	981,086	920,858
7.500%, 04/02/2014 (P)	250,000	251,027
Reynolds Consumer Products, Inc.
6.250%, 11/05/2015 (P)	250,000	251,563

		3,396,936
Energy - 0.11%
Hercules Offshore, Inc.
6.000%, 07/11/2013 (P)	345,615	326,966
Meg Energy Corp.
6.000%, 04/03/2016 (P)	449,375	441,230
Texas Competitive Electric LLC
3.730%, 10/10/2014 (P)	245,603	197,434

		965,630
Food & Staples Retailing - 0.02%
Supervalu, Inc.
1.100%, 06/02/2011 (P)	194,444	191,388
Health Care Equipment & Services - 0.19%
Bausch & Lomb, Inc.
3.500%, 04/24/2015 (P)	243,817	233,523
Community Health Systems, Inc.
2.500%, 07/25/2014 (P)	245,046	228,964
HCA, Inc.
1.750%, 11/16/2012 (P)	182,758	172,602
Health Management Associates, Inc.
2.000%, 02/28/2014 (P)	234,700	221,172
Healthsouth Corp.
2.510%, 03/11/2013 (P)	119,720	115,754
4.010%, 03/15/2014 (P)	98,535	97,960
Iasis Healthcare Corp.
5.500%, 06/13/2014 (P)	625,645	570,901

		1,640,876

The accompanying notes are an integral part of the financial statements.	239

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Insurance - 0.11%
Asurion Corp., PIK
6.730%, 07/03/2015 (P)	$750,000	$724,454
HUB International Holdings, Inc.
2.750%, 06/13/2014 (P)	245,620	224,819

		949,273
Materials - 0.08%
Ferro Corp.
6.250%, 06/06/2012 (P)	362,524	356,633
Hexion Specialty Chemicals
2.560%, 05/06/2013 (P)	157,192	144,027
Momentive Performance Materials, Inc.
2.500%, 12/04/2013 (P)	200,000	182,600

		683,260
Media - 0.33%
CCO Holdings LLC
2.750%, 09/06/2014 (P)	225,000	202,359
CSC Holdings, Inc.
1.260%, 02/24/2012 (P)	175,676	170,757
Federal Mogul Corp.
2.170%, 12/29/2014 (P)	525,000	459,211
First Data Corp.
2.980%, 09/24/2014 (P)	246,843	215,611
Local Insight Regatta Holdings, Inc.
7.750%, 04/23/2015 (P)	750,000	630,938
Mediacom Broadband LLC
6.500%, 01/03/2016 (P)	245,013	246,973
Skype Technologies SA
0.00%, 02/02/2015 (P)(T)	175,000	175,525
Supermedia, Inc.
0.00%, 12/31/2015 (P)(T)	250,000	232,500
Trilogy International Partners
3.750%, 06/29/2012 (P)	500,000	421,250

		2,755,124
Retailing - 0.06%
Michaels Stores, Inc.
4.770%, 07/31/2016 (P)	516,356	491,900
Technology Hardware & Equipment - 0.29%
Dresser, Inc.
6.000%, 05/04/2015 (P)	1,250,000	1,168,750
Infor Global Solutions, Inc.
6.480%, 03/02/2014 (P)	500,000	395,625
Palm, Inc.
3.760%, 10/24/2014 (P)	977,500	844,316

		2,408,691
Transportation - 0.03%
Dollar Thrifty
2.730%, 06/15/2014 (P)	250,000	235,417
Utilities - 0.03%
Mirant North America LLC
1.980%, 01/03/2013 (P)	222,799	213,012

TOTAL TERM LOANS (Cost $17,399,334)		$18,835,413

SHORT-TERM INVESTMENTS - 5.44%
Repurchase Agreement - 0.03%
Repurchase Agreement with State Street
Corp. dated 02/26/2010 at 0.01% to be
repurchased at $289,000 on 03/01/2010,
collateralized by
$295,000 U.S. Treasury Notes, 1.125%
due 01/15/2012 (valued at $297,242,
including interest)	$289,000	289,000

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Short-Term Securities* - 3.95%
T. Rowe Price Reserve Investment
Fund, 0.25404%	$33,410,107 $	33,303,115
Securities Lending Collateral - 1.46%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)*	1,231,273	12,325,171

TOTAL SHORT-TERM INVESTMENTS (Cost $45,917,203)		$45,917,286

Total Investments (Spectrum Income Fund)
(Cost $821,207,788) - 100.72%		$849,970,896
Other assets and liabilities, net - (0.72%)		(6,103,366)

TOTAL NET ASSETS - 100.00%		$843,867,530

Strategic Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 31.37%
Treasury Inflation Protected Securities (D) - 3.14%
1.750%, 01/15/2028 (F)	$1,464,020	$1,391,037
2.500%, 01/15/2029	5,512,935	5,846,726
3.875%, 04/15/2029	735,762	936,486

		8,174,249
U.S. Treasury Bonds - 5.25%
0.010%, 02/15/2025	5,040,000	2,551,812
3.000%, 02/28/2017	2,490,000	2,484,942
3.125%, 01/31/2017	2,730,000	2,748,769
4.375%, 11/15/2039	4,120,000	4,015,715
4.500%, 08/15/2039	870,000	866,058
8.750%, 08/15/2020	690,000	992,845

		13,660,141
U.S. Treasury Strips - 0.79%
0.010%, 05/15/2018 to 05/15/2030	4,020,000	2,061,226
Federal Home Loan Mortgage Corp. - 0.14%
5.000%, 06/15/2018	241,153	257,061
5.000%, TBA (B)	100,000	103,535

		360,596
Federal National Mortgage Association - 12.49%
0.00%, 02/01/2019 to 10/09/2019	1,720,000	1,020,197
2.424%, 11/01/2035 (P)	193,096	195,575
4.500%, TBA (B)	5,400,000	5,469,355
4.625%, 05/01/2013	1,230,000	1,329,310
5.000%, TBA (B)	11,600,000	12,024,133
5.250%, 08/01/2012	1,300,000	1,413,347
5.500%, 04/01/2036	2,070,251	2,167,941
5.500%, TBA (B)	1,200,000	1,277,969
6.000%, 04/18/2036	640,000	680,418
6.000%, TBA (B)	5,900,000	6,271,064
6.500%, 10/01/2032 (P)	415,444	452,785
6.500%, TBA (B)	100,000	107,180
7.500%, 07/01/2030 to 02/01/2031	8,301	9,159
8.000%, 08/01/2027	36,029	40,069
8.800%, 01/25/2019	19,672	22,507
10.400%, 04/25/2019	3,534	3,821

		32,484,830
Government National Mortgage Association - 2.06%
5.000%, 01/15/2040	2,696,640	2,817,252
5.500%, TBA (B)	2,400,000	2,539,313

The accompanying notes are an integral part of the financial statements.	240

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Government National Mortgage Association (continued)
7.500%, 04/15/2022 to 10/15/2027		$6,302	$6,947

			5,363,512
The Financing Corp. - 1.21%
0.00%, 02/08/2018 to 09/26/2019		4,490,000	3,136,870
Tennessee Valey Authority - 0.20%
5.250%, 09/15/2039		510,000	516,986
U.S. Treasury Notes - 6.09%
2.250%, 01/31/2015		1,560,000	1,560,487
2.375%, 03/31/2016		1,180,000	1,155,386
2.625%, 12/31/2014		2,030,000	2,069,173
3.375%, 11/15/2019		8,920,000	8,764,596
3.625%, 02/15/2020		2,300,000	2,306,109

			15,855,751

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $80,407,464)			$81,614,161

FOREIGN GOVERNMENT
OBLIGATIONS - 3.53%
Brazil - 1.64%
Federative Republic of Brazil
10.000%, 01/01/2012 to 01/01/2017	BRL	7,861,000	4,281,359
Greece - 0.29%
Republic of Greece
6.100%, 08/20/2015	EUR	570,000	758,244
Indonesia - 0.28%
Republic of Indonesia
11.000%, 09/15/2025	IDR	6,551,000,000	726,560
Italy - 0.17%
Republic of Italy
5.804%, 10/25/2032		$440,000	433,102
Russia - 0.30%
Government of Russia
7.500%, 03/31/2030		692,780	784,989
Turkey - 0.85%
Republic of Turkey
6.875%, 03/17/2036		2,215,000	2,209,463

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $9,377,600)			$9,193,717

CORPORATE BONDS - 41.81%
Advertising - 0.48%
Affinion Group, Inc.
10.125%, 10/15/2013		455,000	459,550
WPP Finance UK
8.000%, 09/15/2014		690,000	795,874

			1,255,424
Aerospace/Defense - 0.83%
DAE Aviation Holdings, Inc.
11.250%, 08/01/2015 (P)(S)		2,360,000	2,153,500
Agriculture - 0.05%
Alliance One International, Inc.
10.000%, 07/15/2016 (S)		120,000	124,800
Airlines - 0.22%
Continental Airlines, Inc.
7.339%, 04/19/2014		140,000	132,300
Delta Air Lines, Inc.
8.021%, 08/10/2022		347,025	316,660

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Airlines (continued)
Delta Air Lines, Inc. (continued)
9.500%, 09/15/2014 (S)	$125,000	$127,188

		576,148
Apparel - 0.19%
Oxford Industries, Inc.
11.375%, 07/15/2015	440,000	488,400
Auto Manufacturers - 0.56%
General Motors Corp.
8.250%, 07/15/2023 (H)	580,000	172,550
8.375%, 07/15/2033 (H)	4,235,000	1,281,088

		1,453,638
Auto Parts & Equipment - 0.27%
Keystone Automotive Operations, Inc.
9.750%, 11/01/2013	90,000	38,700
Penhall International Corp.
12.000%, 08/01/2014 (S)	550,000	412,500
Visteon Corp.
8.250%, 08/01/2010 (H)	166,000	113,710
12.250%, 12/31/2016 (H)(S)	152,000	141,360

		706,270
Banks - 3.51%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
3.850%, 01/22/2015	520,000	533,433
Glitnir Banki HF
6.330%, 07/28/2011 (H)(S)	440,000	114,400
6.375%, 09/25/2012 (H)(S)	580,000	150,800
6.693%, 06/15/2016 (H)(S)	620,000	62
7.451%, 09/30/2049 (H)(P)(S)	100,000	10
ICICI Bank, Ltd.
6.375%, 04/30/2022	426,000	392,220
Kaupthing Bank HF
7.125%, 05/19/2016 (H)(S)	230,000	23
7.625%, 02/28/2015 (H)(S)	1,280,000	320,000
Lloyds TSB Bank PLC
2.800%, 04/02/2012 (S)	650,000	667,025
4.375%, 01/12/2015	560,000	550,645
5.800%, 01/13/2020	450,000	435,444
Nordea Bank AB
4.875%, 01/27/2020	730,000	728,944
Royal Bank of Scotland Group PLC
6.400%, 10/21/2019	1,050,000	1,055,665
RSHB Capital SA for OJSC Russian
Agricultural Bank
7.125%, 01/14/2014	390,000	411,450
Santander US Debt SA
3.724%, 01/20/2015	500,000	497,359
UBS AG
3.875%, 01/15/2015	370,000	370,087
Wachovia Corp.
5.250%, 08/01/2014	1,040,000	1,099,645
5.750%, 02/01/2018	1,700,000	1,793,286

		9,120,498
Beverages - 0.33%
Anheuser-Busch InBev Worldwide, Inc.
5.375%, 01/15/2020	830,000	871,584
Building Materials - 0.38%
AMH Holdings, Inc.
11.250%, 03/01/2014	1,005,000	994,950
Chemicals - 0.02%
Arco Chemical Company
9.800%, 02/01/2020 (H)	75,000	60,375

The accompanying notes are an integral part of the financial statements.	241

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Coal - 0.07%
International Coal Group, Inc.
10.250%, 07/15/2014		$180,000	$183,600
Commercial Services - 0.50%
Altegrity, Inc.
10.500%, 11/01/2015 (S)		510,000	474,938
Ceridian Corp., PIK
12.250%, 11/15/2015		117,150	111,878
Rental Service Corp.
9.500%, 12/01/2014		700,000	677,250
Service Corp. International
7.500%, 04/01/2027		30,000	27,075

			1,291,141
Diversified Financial Services - 8.17%
Aiful Corp.
5.000%, 08/10/2010 (S)		290,000	274,413
American Express Company
8.125%, 05/20/2019		1,070,000	1,294,629
American General Finance Corp.
6.900%, 12/15/2017		280,000	200,830
Bank of America Corp.
5.420%, 03/15/2017		500,000	488,838
Bear Stearns Companies LLC
7.250%, 02/01/2018		1,780,000	2,064,691
CCM Merger, Inc.
8.000%, 08/01/2013 (S)		200,000	166,000
Citigroup, Inc.
5.000%, 09/15/2014		1,080,000	1,074,037
5.875%, 05/29/2037		490,000	430,787
6.010%, 01/15/2015		790,000	826,360
6.125%, 08/25/2036		50,000	43,001
6.875%, 03/05/2038		1,030,000	1,016,768
Countrywide Financial Corp.
6.250%, 05/15/2016		420,000	428,696
Credit Suisse USA, Inc.
5.500%, 08/16/2011		270,000	286,511
Dexia Credit Local
2.375%, 09/23/2011 (S)		460,000	471,527
El Paso Performance-Linked Trust
7.750%, 07/15/2011 (S)		980,000	1,021,866
Ford Motor Credit Company LLC
9.875%, 08/10/2011		225,000	236,029
12.000%, 05/15/2015		1,705,000	1,947,662
General Electric Capital Corp.
5.625%, 05/01/2018		760,000	781,515
General Electric Capital Corp.,	MTN
6.000%, 08/07/2019		1,400,000	1,464,758
HSBC Finance Capital Trust IX
5.911%, 11/30/2035 (P)		1,650,000	1,400,850
International Lease Finance Corp.
5.875%, 05/01/2013		815,000	699,805
Lehman Brothers Holdings, Inc.
4.500%, 07/26/2010 (H)		775,000	174,375
6.200%, 09/26/2014 (H)		290,000	65,250
6.750%, 12/28/2017 (H)		2,620,000	6,550
Merrill Lynch & Company, Inc.
5.700%, 05/02/2017		1,090,000	1,070,924
Morgan Stanley
0.701%, 10/18/2016		250,000	227,751
4.750%, 04/01/2014		990,000	1,006,321
Petroplus Finance, Ltd.
6.750%, 05/01/2014 (S)		110,000	92,950
7.000%, 05/01/2017 (S)		130,000	102,700
Shinsei Finance Cayman, Ltd.
6.418%, 01/29/2049 (P)(S)		850,000	463,250

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
The Goldman Sachs Group, Inc.
7.500%, 02/15/2019	$820,000	$938,486
TNK-BP Finance SA
6.625%, 03/20/2017	110,000	109,175
7.500%, 07/18/2016 (S)	350,000	372,750

		21,250,055
Electric - 1.96%
AES Corp.
7.750%, 10/15/2015	270,000	267,975
Edison Mission Energy
7.000%, 05/15/2017	120,000	87,900
7.625%, 05/15/2027	130,000	84,500
7.750%, 06/15/2016	300,000	240,000
Energy Future Holdings Corp., PIK
11.250%, 11/01/2017	1,746,000	1,222,200
Exelon Corp.
5.625%, 06/15/2035	170,000	157,992
FirstEnergy Corp.
6.450%, 11/15/2011	19,000	20,301
7.375%, 11/15/2031	675,000	729,882
Mirant Mid Atlantic LLC
10.060%, 12/30/2028	574,834	617,946
Mirant North America LLC
7.375%, 12/31/2013	300,000	298,875
Orion Power Holdings, Inc.
12.000%, 05/01/2010	170,000	171,063
Pacific Gas & Electric Company
6.050%, 03/01/2034	490,000	510,308
TXU Corp., Series R
6.550%, 11/15/2034	1,380,000	693,084

		5,102,026
Entertainment - 0.32%
Mohegan Tribal Gaming Authority
6.875%, 02/15/2015	150,000	104,250
7.125%, 08/15/2014	150,000	111,000
11.500%, 11/01/2017 (S)	100,000	104,000
Snoqualmie Entertainment Authority
4.136%, 02/01/2014 (P)(S)	45,000	30,600
9.125%, 02/01/2015 (S)	700,000	483,000

		832,850
Food - 0.37%
Dole Food Company, Inc.
8.000%, 10/01/2016 (S)	130,000	132,275
Kraft Foods, Inc.
5.375%, 02/10/2020	690,000	713,864
Kroger Company
6.150%, 01/15/2020	60,000	65,367
The Kroger Company
6.400%, 08/15/2017	40,000	44,799

		956,305
Forest Products & Paper - 0.38%
Abitibi-Consolidated Company of Canada
13.750%, 04/01/2011 (H)(S)	247,359	254,162
Appleton Papers, Inc.
11.250%, 12/15/2015 (S)	205,000	172,200
NewPage Corp.
11.375%, 12/31/2014	415,000	396,325
Smurfit Kappa Treasury Funding, Ltd.
7.500%, 11/20/2025	200,000	178,000

		1,000,687

The accompanying notes are an integral part of the financial statements.	242

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Healthcare Products - 0.05%
Biomet, Inc.
10.000%, 10/15/2017	$40,000	$43,700
Universal Hospital Services, Inc.
3.859%, 06/01/2015 (P)	50,000	42,250
Universal Hospital Services, Inc., PIK
8.500%, 06/01/2015	40,000	38,800

		124,750
Healthcare Services - 2.60%
HCA, Inc.
6.375%, 01/15/2015	265,000	249,100
7.500%, 11/06/2033 to 11/15/2095	1,440,000	1,247,608
9.125%, 11/15/2014	670,000	704,338
9.250%, 11/15/2016	1,140,000	1,209,825
Humana, Inc.
6.300%, 08/01/2018	685,000	705,662
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	570,000	630,450
Tenet Healthcare Corp.
6.875%, 11/15/2031	1,125,000	900,000
10.000%, 05/01/2018 (S)	125,000	137,500
U.S. Oncology Holdings, Inc., PIK
6.428%, 03/15/2012	475,000	446,500
U.S. Oncology, Inc.
9.125%, 08/15/2017	520,000	539,500

		6,770,483
Holding Companies - 0.00%
Leucadia National Corp.
7.125%, 03/15/2017	10,000	9,725
Home Furnishings - 0.06%
Norcraft Holdings Capital
9.750%, 09/01/2012	159,000	149,460
Household Products - 0.01%
American Greetings Corp.
7.375%, 06/01/2016	15,000	14,700
Insurance - 0.81%
American International Group, Inc., MTN
5.850%, 01/16/2018	160,000	129,194
Berkshire Hathaway, Inc.
3.200%, 02/11/2015	520,000	525,132
MetLife, Inc.
6.400%, 12/15/2036	1,290,000	1,109,400
Teachers Insurance & Annuity Association
of America
6.850%, 12/16/2039 (S)	320,000	344,853

		2,108,579
Internet - 0.00%
Semgroup LP
8.750%, 11/15/2049	200,000	0
Iron & Steel - 0.27%
Metals USA, Inc.
11.125%, 12/01/2015	450,000	454,500
Ryerson, Inc.
12.000%, 11/01/2015	140,000	143,850
Steel Dynamics, Inc., Gtd Sr Note
7.375%, 11/01/2012	110,000	111,925

		710,275
Lodging - 0.68%
Boyd Gaming Corp.
6.750%, 04/15/2014	200,000	170,250
Harrah’s Operating Company, Inc.
10.750%, 02/01/2016	520,000	400,400

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Lodging (continued)
Harrah’s Operating Company, Inc. (continued)
11.250%, 06/01/2017	$730,000	$757,375
Inn of the Mountain Gods Resort & Casino
12.000%, 11/15/2010 (H)	190,000	92,150
MGM Mirage, Inc.
6.625%, 07/15/2015	20,000	15,800
10.375%, 05/15/2014 (S)	170,000	180,200
11.125%, 11/15/2017 (S)	110,000	118,800
Station Casinos, Inc.
7.750%, 08/15/2016 (H)	240,000	34,800

		1,769,775
Media - 2.75%
CCH II LLC / CCH II Capital Corp.
13.500%, 11/30/2016	192,388	225,334
Charter Communications, Inc.
10.875%, 09/15/2014 (S)	880,000	980,100
Comcast Corp.
5.700%, 05/15/2018	1,600,000	1,699,549
6.500%, 01/15/2015	460,000	522,051
CSC Holdings, Inc.
6.750%, 04/15/2012	250,000	259,375
8.500%, 06/15/2015 (S)	125,000	131,250
DISH DBS Corp.
7.750%, 05/31/2015	515,000	534,313
SuperMedia, Inc.
8.000%, 11/15/2016	1,045,000	18,288
Time Warner Cable, Inc.
7.300%, 07/01/2038	590,000	669,128
8.750%, 02/14/2019	600,000	746,773
TL Acquisitions, Inc.
10.500%, 01/15/2015 (S)	490,000	446,513
Univision Communications, Inc.
12.000%, 07/01/2014 (S)	720,000	779,400
UPC Holding BV
9.875%, 04/15/2018 (S)	130,000	135,200

		7,147,274
Mining - 1.20%
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 04/01/2017	850,000	922,250
Rio Tinto Finance USA, Ltd.
9.000%, 05/01/2019	850,000	1,101,514
Teck Resources, Ltd.
9.750%, 05/15/2014	145,000	171,100
10.250%, 05/15/2016	160,000	190,800
Vale Overseas, Ltd.
6.875%, 11/21/2036	467,000	474,115
Vedanta Resources PLC
8.750%, 01/15/2014 (S)	260,000	274,300

		3,134,079
Miscellaneous Manufacturers - 0.22%
Tyco International Group SA
6.375%, 10/15/2011	180,000	193,581
6.750%, 02/15/2011	360,000	378,945

		572,526
Oil & Gas - 4.86%
Anadarko Finance Company
7.500%, 05/01/2031	330,000	371,722
Anadarko Petroleum Corp.
5.950%, 09/15/2016	50,000	54,669
8.700%, 03/15/2019	630,000	791,999
Belden & Blake Corp.
8.750%, 07/15/2012	725,000	667,000

The accompanying notes are an integral part of the financial statements.	243

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Berry Petroleum Company
10.250%, 06/01/2014	$250,000	$271,875
Chesapeake Energy Corp.
6.250%, 01/15/2018	90,000	83,925
6.500%, 08/15/2017	90,000	85,500
7.250%, 12/15/2018	525,000	517,125
Conoco, Inc.
6.950%, 04/15/2029	930,000	1,076,117
Corral Petroleum Holdings AB, PIK
1.751%, 04/15/2010 (P)(S)	110,252	88,477
Hess Corp.
8.125%, 02/15/2019	1,290,000	1,576,930
Kerr-McGee Corp.
6.950%, 07/01/2024	490,000	555,052
Mariner Energy, Inc.
7.500%, 04/15/2013	80,000	80,000
Occidental Petroleum Corp.
7.000%, 11/01/2013	570,000	666,195
Pemex Project Funding Master Trust
6.625%, 06/15/2035	2,699,000	2,576,355
Petrobras International Finance Company
5.750%, 01/20/2020	375,000	378,263
PetroHawk Energy Corp.
9.125%, 07/15/2013	120,000	124,800
Plains Exploration & Production Company
8.625%, 10/15/2019	195,000	202,313
10.000%, 03/01/2016	240,000	261,000
Quicksilver Resources, Inc.
7.125%, 04/01/2016	250,000	232,500
11.750%, 01/01/2016	120,000	136,200
SandRidge Energy, Inc.
9.875%, 05/15/2016 (S)	610,000	629,825
W&T Offshore, Inc.
8.250%, 06/15/2014 (S)	105,000	98,700
Whiting Petroleum Corp.
7.000%, 02/01/2014	375,000	378,750
XTO Energy, Inc.
5.500%, 06/15/2018	670,000	729,381

		12,634,673
Oil & Gas Services - 0.11%
Cie Generale de Geophysique-Veritas
7.500%, 05/15/2015	50,000	49,000
Complete Production Services, Inc.
8.000%, 12/15/2016	235,000	228,538

		277,538
Packaging & Containers - 0.00%
Radnor Holdings, Inc.
11.000%, 03/15/2010 (H)	125,000	13
Pipelines - 2.73%
Dynegy Holdings, Inc.
7.750%, 06/01/2019	330,000	259,050
El Paso Corp.
7.375%, 12/15/2012	475,000	500,568
7.750%, 01/15/2032	145,000	140,104
7.800%, 08/01/2031	1,779,000	1,728,459
El Paso Natural Gas Company
8.375%, 06/15/2032	480,000	567,281
Energy Transfer Partners LP
9.000%, 04/15/2019	810,000	996,625
Enterprise Products Operating LP
6.300%, 09/15/2017	910,000	1,008,022
Kinder Morgan Energy Partners LP
5.000%, 12/15/2013	140,000	151,071

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Pipelines (continued)
Kinder Morgan Energy Partners LP (continued)
5.950%, 02/15/2018	$940,000	$1,013,678
6.750%, 03/15/2011	100,000	105,600
7.125%, 03/15/2012	20,000	22,057
Williams Companies, Inc.
7.875%, 09/01/2021	204,000	249,917
8.750%, 03/15/2032	198,000	250,336
Williams Partners LP
5.250%, 03/15/2020 (S)	100,000	101,612

		7,094,380
Real Estate - 0.29%
Ashton Woods USA LLC, 0.00% Steps up
to 11.000% on 06/30/2012
maturing at 06/30/2015 (S)	39,000	14,625
Realogy Corp.
10.500%, 04/15/2014	711,000	593,685
Realogy Corp., PIK
11.000%, 04/15/2014	840	689
Ventas Realty LP
6.750%, 04/01/2017	150,000	150,000

		758,999
Real Estate - 0.01%
Ventas Realty LP
6.500%, 06/01/2016	35,000	34,913
Retail - 2.35%
Blockbuster, Inc.
11.750%, 10/01/2014 (S)	532,000	383,040
CVS Caremark Corp.
6.600%, 03/15/2019	670,000	751,802
9.350%, 01/10/2023 (S)	1,900,000	1,884,211
CVS Pass-Through Trust
6.036%, 12/10/2028	434,113	433,570
El Pollo Loco, Inc.
11.750%, 11/15/2013	415,000	371,425
Michaels Stores, Inc.
10.000%, 11/01/2014	920,000	933,800
Sbarro, Inc.
10.375%, 02/01/2015	160,000	130,800
The Neiman Marcus Group, Inc., PIK
9.000%, 10/15/2015	1,085,344	1,069,064
Wal-Mart Stores, Inc.
5.800%, 02/15/2018	140,000	157,095

		6,114,807
Semiconductors - 0.00%
Freescale Semiconductor, Inc.
10.125%, 12/15/2016	10,000	7,800
Telecommunications - 3.80%
ALLTEL Communications LLC, PIK
10.375%, 12/01/2017 (S)	130,000	154,459
AT&T, Inc.
5.600%, 05/15/2018	310,000	330,670
5.800%, 02/15/2019	1,600,000	1,711,293
CC Holdings GS V LLC
7.750%, 05/01/2017 (S)	320,000	346,400
Cincinnati Bell Telephone Company LLC
6.300%, 12/01/2028	95,000	73,625
Cricket Communications, Inc.
7.750%, 05/15/2016	505,000	513,206
Deutsche Telekom International
Finance BV
5.750%, 03/23/2016	430,000	464,274

The accompanying notes are an integral part of the financial statements.	244

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
Hawaiian Telcom Communications, Inc.
12.500%, 05/01/2015 (H)	$110,000	$11
Intelsat Corp.
9.250%, 08/15/2014	280,000	288,400
Intelsat Jackson Holdings SA
11.250%, 06/15/2016	510,000	544,425
Koninklijke (Royal) KPN NV
8.375%, 10/01/2030	650,000	810,415
Level 3 Financing, Inc.
9.250%, 11/01/2014	100,000	94,750
Nordic Telephone Company Holdings
8.875%, 05/01/2016 (S)	500,000	535,000
Qwest Communications International, Inc.
8.000%, 10/01/2015 (S)	145,000	150,075
Qwest Corp.
3.504%, 06/15/2013 (P)	90,000	88,200
SBA Telecommunications, Inc.
8.250%, 08/15/2019 (S)	25,000	26,250
Telecom Italia Capital SA
5.250%, 10/01/2015	500,000	524,758
True Move Company, Ltd.
10.750%, 12/16/2013 (S)	195,000	196,950
Verizon Communications, Inc.
5.500%, 02/15/2018	470,000	497,150
8.950%, 03/01/2039	460,000	626,922
Verizon Wireless Capital LLC
8.500%, 11/15/2018	580,000	730,483
VIP Finance Ireland, Ltd. for OJSC
Vimpel Communications
8.375%, 04/30/2013 (S)	100,000	107,000
Virgin Media Finance PLC
9.125%, 08/15/2016	590,000	609,175
9.500%, 08/15/2016	195,000	206,700
Windstream Corp.
8.625%, 08/01/2016	255,000	259,463

		9,890,054
Transportation - 0.40%
Kansas City Southern de Mexico SA
de CV
7.625%, 12/01/2013	50,000	49,875
RailAmerica, Inc.
9.250%, 07/01/2017	945,000	991,069

		1,040,944

TOTAL CORPORATE BONDS (Cost $116,044,543)		$108,787,998

COLLATERALIZED MORTGAGE
OBLIGATIONS - 10.77%
Banc of America Commercial Mortgage,
Inc., Series 2006-1, Class A4
5.372%, 09/10/2045 (P)	330,000	335,649
Bear Stearns Structured Products, Inc.,
Series 2007-EMX1, Class A1
1.229%, 03/25/2037 (P)(S)	2,452,566	2,222,089
Commercial Mortgage Asset Trust,
Series 1999-C1, Class C
7.350%, 01/17/2032	295,000	315,384
Commercial Mortgage Pass-Through
Certificates, Series 2001-J2A, Class A1
5.447%, 07/16/2034 (S)	205,708	211,317
Countrywide Alternative Loan Trust,
Series 2006-OA9, Class 2A1B
0.429%, 07/20/2046 (P)	1,217,420	517,879

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Countrywide Home Loans,
Series 2006-HYB3, Class 2A1A
5.639%, 05/20/2036 (P)	$97,606	$67,305
Credit Suisse Mortgage Capital
Certificates, Series 2006-C1, Class A4
5.548%, 02/15/2039 (P)	570,000	586,037
First Boston Mortgage Securities Corp.,
Series D, Class I-O
10.965%, 05/25/2017 IO	6,985	949
First Union National Bank Commercial
Mortgage, Series 2000-C1,
0.789%, 05/17/2032 (P)	3,574,306	96,992
GMAC Mortgage Corp Loan Trust,
Series 2004-AR1, Class 24A
5.068%, 06/25/2034 (P)	673,032	587,776
GSR Mortgage Loan Trust,
Series 2004-7, Class 4A1
4.851%, 06/25/2034 (P)	532,539	469,846
GSRPM Mortgage Loan Trust,
Series 2003-1, Class A3
0.729%, 01/25/2032 (P)	47,046	41,494
Harborview Mortgage Loan Trust,
Series 2007-7, Class 2A1A
1.229%, 11/25/2047 (P)	2,191,410	1,266,328
Impac CMB Trust,
Series 2003-4, Class 1A1
0.869%, 10/25/2033 (P)	34,820	22,440
IndyMac Index Mortgage Loan Trust
Series 2006-AR6, Class 2A1A,
0.429%, 06/25/2047	2,645,208	1,303,257
Series 2005-AR14, Class 2A1A,
0.529%, 07/25/2035	1,020,911	595,817
Series 2007-AR15, Class 2A1,
5.608%, 08/25/2037	2,211,221	1,288,990
Indymac Index Mortgage Loan Trust,
Series 2007-AR5, Class 2A1
5.631%, 05/25/2037 (P)	1,516,427	776,709
JPMorgan Mortgage Trust,
Series 2005-A6, Class 7A1
4.957%, 08/25/2035 (P)	72,887	61,599
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class A4
5.372%, 09/15/2039	2,200,000	2,218,860
Luminent Mortgage Trust,
Series 2006-4, Class A1A
0.419%, 05/25/2046 (P)	1,247,708	642,612
Master Adjustable Rate Mortgages Trust
Series 2007-3, Class 12A1,
0.429%, 05/25/2047 (P)	3,347,019	1,701,795
Series 2006-OA1, Class 1A1,
0.439%, 04/25/2046 (P)	2,091,880	1,067,812
Series 2006-2, Class 3A1,
4.837%, 01/25/2036 (P)	89,702	76,006
Series 2007-R5, Class A1,
5.596%, 11/25/2035 (P)	1,256,623	713,900
MASTR Asset Securitization Trust,
Series 2003-6, Class 1A1
5.500%, 07/25/2033	925,429	898,389
Merit Securities Corp.,
Series 11PA, Class B2
1.729%, 09/28/2032 (P)(S)	236,423	195,935
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A4
5.656%, 05/12/2039 (P)	900,000	923,154

The accompanying notes are an integral part of the financial statements.	245

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Morgan Stanley Mortgage Loan Trust,
Series 2004-8AR, Class 4A1
2.937%, 10/25/2034 (P)	$487,079	$393,187
Novastar Mortgage-Backed Notes,
Series 2006-MTA1, Class 2A1A
0.419%, 09/25/2046 (P)	1,220,261	672,634
Prime Mortgage Trust,
Series 2006-DR1, Class 2A2
6.000%, 05/25/2035 (S)	1,651,664	1,225,278
Residential Asset Securitization Trust,
Series 2004-A6, Class A1
5.000%, 08/25/2019	464,448	443,113
Structured Asset Mortgage
Investments, Inc.
Series 2006-AR6, Class 1A3,
0.419%, 07/25/2046 (P)	1,587,993	776,355
Series 2005-AR3, Class 2A1,
3.460%, 08/25/2035 (P)	86,854	56,325
Thornburg Mortgage Securities Trust
Series 2007-4, Class 3A1,
6.192%, 09/25/2037 (P)	1,225,611	1,056,067
Series 2007-4, Class 2A1,
6.201%, 09/25/2037 (P)	1,199,907	1,075,749
WaMu Mortgage Pass Through Certificates
Series 2007-OA6, Class 1A1B,
1.281%, 07/25/2047 (P)	3,890,798	1,105,252
Series 2007-HY3, Class 4A1,
5.313%, 03/25/2037 (P)	1,455,943	1,204,445
WaMu Mortgage Pass-Through
Certificates,
Series 2005-AR17, Class A1A1
0.499%, 12/25/2045 (P)	1,067,295	795,291

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $37,369,751)		$28,010,016

ASSET BACKED SECURITIES - 6.78%
ACE Securities Corp.,
Series 2006-GP1, Class A
0.359%, 02/25/2031 (P)	660,230	536,885
Amortizing Residential Collateral Trust,
Series 2002-BC6, Class M2
2.029%, 08/25/2032 (P)	51,762	17,373
Asset Backed Securities Corp.,
Series 2003-HE2, Class M2
3.082%, 04/15/2033 (P)	43,308	14,199
Bear Stearns Asset Backed Securities Trust
Series 2006-IM1, Class A1,
0.459%, 04/25/2036 (P)	1,401,520	646,777
Series 2007-HE6, Class 1A1,
1.479%, 08/25/2037 (P)	1,577,145	1,095,081
Bear Stearns Asset Backed Securities, Inc.
Series 2003-ABF1, Class A,
0.599%, 01/25/2034 (P)	31,402	19,924
Series 2007-SD1, Class 1A2A,
6.000%, 10/25/2036	2,284,829	1,268,663
Series 2007-SD1, Class 1A3A,
6.500%, 10/25/2036	2,332,530	1,212,274
Countrywide Asset-Backed Certificates,
Series 2007-SD1, Class A1
0.679%, 03/25/2047 (P)	479,954	203,956
Ellington Loan Acquisition Trust
Series 2007-1, Class A2A1,
1.229%, 05/26/2037 (P)(S)	1,390,886	1,211,238
Series 2007-1, Class A2C,
1.479%, 05/29/2037 (P)(S)	2,300,000	1,021,185

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
EMC Mortgage Loan Trust,
Series 2003-B, Class A1
0.779%, 11/25/2041 (P)(S)	$146,623	$127,700
GSAMP Trust, Series 2006-S4, Class A1
0.319%, 05/25/2036 (P)	392,020	30,234
IndyMac Seconds Asset Backed Trust,
Series 2006-A, Class A
0.359%, 06/25/2036 (P)	1,383,928	136,597
Merrill Lynch First Franklin Mortgage
Loan Trust, Series 2007-H1, Class 2A1
1.729%, 10/25/2037 (P)	2,688,714	1,948,011
Mid State Trust, Series 6, Class A1
7.340%, 07/01/2035	469,931	469,888
Morgan Stanley Mortgage Loan Trust,
Series 2006-4SL, Class A1
0.379%, 03/25/2036 (P)	736,133	181,751
Nelnet Student Loan Trust,
Series 2008-4, Class A4
1.729%, 04/25/2024 (P)	810,000	851,805
RAAC Series, Series 2007-RP3,
Class A ,Class A
0.609%, 10/25/2046 (P)(S)	1,334,610	775,688
Residential Asset Mortgage Products Inc.,
Series 2003-RS4, Class AIIB
0.889%, 05/25/2033	27,645	17,120
SACO I Trust, Inc.
Series 2006-6, Class A,
0.359%, 06/25/2036 (P)	787,056	144,377
Series 2006-5, Class 2A3,
0.409%, 05/25/2036 (P)	1,068,160	57,690
Series 2006-5, Class 1A,
0.529%, 04/25/2036 (P)	1,219,622	204,131
Sail Net Interest Margin Notes,
Series 2004-2A, Class A ,Class A
5.500%, 03/27/2034 (S)	23,428	0
Securitized Asset Backed Receivables
LLC, Series 2007-BR2,
Class A2 ,Class A2
0.459%, 02/25/2037 (P)	2,750,647	1,249,655
Structured Asset Securities Corp.
Series 2006-ARS1, Class A1,
0.339%, 02/25/2036 (P)(S)	798,062	39,214
Series 2008-BC4, Class A3,
0.479%, 11/25/2037 (P)	789,009	733,634
Series 2005-RF1, Class A,
0.579%, 03/25/2035 (P)(S)	1,519,443	1,155,515
Series 2005-RF2, Class A,
0.579%, 04/25/2035 (P)(S)	1,471,936	1,136,378
Series 2005-RF3, Class 1A,
0.579%, 06/25/2035 (P)(S)	1,511,106	1,133,867

TOTAL ASSET BACKED SECURITIES (Cost $30,015,389)		$17,640,810

MUNICIPAL BONDS - 0.20%
California - 0.20%
State of California
7.300%, 10/01/2039	550,000	525,712

TOTAL MUNICIPAL BONDS (Cost $554,527)		$525,712

SUPRANATIONAL OBLIGATIONS - 0.38%
Venezuela - 0.38%
Corporacion Andina de Fomento
6.875%, 03/15/2012	916,000	999,999

TOTAL SUPRANATIONAL OBLIGATIONS (Cost $984,820)		$999,999

The accompanying notes are an integral part of the financial statements.	246

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 0.26%
Energy - 0.01%
Semgroup LP, Class A	518	$12,549
Materials - 0.09%
Georgia Gulf Corp. (I)	13,907	198,453
Nortek, Inc.	1,147	42,444

		240,897
Media - 0.16%
Charter Communications, Inc., Class A	12,579	374,225
SuperMedia, Inc.	825	34,633

		408,858

TOTAL COMMON STOCKS (Cost $1,718,747)		$662,304

PREFERRED STOCKS - 1.16%
Automobiles & Components - 0.20%
Motors Liquidation Company.,
Series C 6.250%	76,275	513,331
Diversified Financials - 0.96%
Citigroup, Inc. 7.500%	1,600	171,616
Federal Home Loan Mortgage Corp.,
Series Z 0.00% (I)	56,575	64,496
Federal Home Loan Mortgage
Corp., 5.570% (I)	121,625	105,814
Federal National Mortgage Association,
Series S 0.00% (I)	39,250	42,390
GMAC, Inc. 7.000% (S)	2,440	1,726,986
Resona Preferred Global
Securities, Ltd. 7.191% (S)	440,000	399,182

		2,510,484

TOTAL PREFERRED STOCKS (Cost $7,488,524)		$3,023,815

TERM LOANS - 1.90%
Commercial Services - 1.41%
Aramark Corp.
7.578%, 01/31/2014 (P)	1,452,418	1,385,491
First Data Corp.
5.926%, 10/15/2014 (P)	949,692	828,210
Hertz Corp.
2.253%, 12/21/2012 (P)	1,490,511	1,454,313

		3,668,014
Semiconductors - 0.49%
Freescale Semiconductor, Inc.
1.980%, 12/01/2013 (P)	1,374,750	1,265,201

TOTAL TERM LOANS (Cost $4,848,423)		$4,933,215

WARRANTS - 0.01%
Industrials - 0.00%
Nortek, Inc. (Expiration
Date: 12/07/2014) (I)	996	12,689
Energy - 0.00%
Semgroup LP (Expiration
Date: 11/30/2014) (I)	544	3,264
Consumer Discretionary - 0.01%
Buffets Restaurants Holdings, Inc.
(Expiration Date: 04/28/2014) (I)	164	0
Charter Communications, Inc., Class A
(Expiration Date: 11/30/2014; Strike
Price: 51.28) (I)	3,501	14,004

		14,004

TOTAL WARRANTS (Cost $23,209)		$29,957

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

OPTIONS PURCHASED - 0.00%
Puts - 0.00%
Over The Counter Purchase Call on the
EUR vs USD (Expiration Date:
09/13/2010; Strike Price: 98.63) (I)	$115,000	$2,875

TOTAL OPTIONS PURCHASED (Cost $15,100)		$2,875

SHORT-TERM INVESTMENTS - 12.30%
Repurchase Agreement - 12.30%
JPMorgan Tri-Party Repurchase Agreement
dated 02/26/2010 at 0.06% to be
repurchased at $25,900,130 on
03/01/2010, collateralized by
$26,162,000 Federal National Mortgage
Association, 2.186% due 05/07/2012
(valued at $26,418,000,
including interest)	$25,900,000	25,900,000
Bank of America Tri-Party Repurchase
Agreement dated 02/26/2010 at 0.08%
to be repurchased at $6,100,041 on
03/01/2010, collateralized by
$6,184,000 U.S. Treasury Notes, 0.875%
due 01/31/2011 (valued at 6,222,000,
including interest)	6,100,000	6,100,000

		32,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $32,000,000)		$32,000,000

Total Investments (Strategic Bond Fund)
(Cost $320,848,097) - 110.47%		$287,424,579
Other assets and liabilities, net - (10.47%)		(27,242,712)

TOTAL NET ASSETS - 100.00%		$260,181,867

Total Bond Market Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 71.86%
U.S. Treasury Bonds - 2.96%
4.250%, 05/15/2039	$3,540,000	$3,380,700
4.375%, 02/15/2038	2,000	1,960
4.500%, 05/15/2038 to 08/15/2039	5,405,000	5,398,032
5.250%, 02/15/2029	1,875,000	2,083,009
6.750%, 08/15/2026	700,000	904,859
7.125%, 02/15/2023	1,100,000	1,441,172
7.500%, 11/15/2024	650,000	888,164
7.875%, 02/15/2021	900,000	1,231,735
8.125%, 08/15/2021	1,300,000	1,815,532

		17,145,163
U.S. Treasury Notes - 27.85%
0.750%, 11/30/2011	4,600,000	4,606,647
0.875%, 02/28/2011 to 04/30/2011	24,300,000	24,432,506
1.000%, 09/30/2011	4,000,000	4,026,408
1.125%, 06/30/2011 to 12/15/2012	25,200,000	25,267,465
1.375%, 10/15/2012 to 01/15/2013	17,750,000	17,825,216
1.500%, 07/15/2012	7,100,000	7,186,535
1.750%, 01/31/2014 to 03/31/2014	9,520,000	9,474,532
1.875%, 02/28/2014 to 04/30/2014	1,900,000	1,899,462
2.125%, 11/30/2014	7,930,000	7,917,613
2.375%, 09/30/2014	9,000,000	9,108,981
2.625%, 02/29/2016	13,700,000	13,640,063
2.750%, 10/31/2013 to 02/15/2019	20,500,000	20,791,130

The accompanying notes are an integral part of the financial statements.	247

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
3.125%, 05/15/2019	$700,000	$677,961
3.250%, 07/31/2016	5,500,000	5,632,341
3.375%, 11/15/2019	3,000,000	2,947,734
3.625%, 08/15/2019	920,000	924,600
3.750%, 11/15/2018	4,868,000	4,982,096

		161,341,290
Federal Farm Credit Bank - 0.29%
3.875%, 10/07/2013	775,000	829,183
4.875%, 12/16/2015	780,000	861,616

		1,690,799
Federal Home Loan Bank - 1.21%
1.625%, 07/27/2011	2,600,000	2,634,806
3.875%, 06/14/2013	3,030,000	3,237,094
5.000%, 11/17/2017	1,020,000	1,123,952

		6,995,852
Federal Home Loan Mortgage Corp. - 12.42%
3.750%, 06/28/2013	1,950,000	2,081,438
3.875%, 06/29/2011	2,000,000	2,086,994
4.000%, 08/01/2024 to 04/01/2039	2,457,952	2,446,778
4.125%, 09/27/2013	2,500,000	2,697,768
4.500%, 07/01/2023 to 11/01/2039	13,662,460	13,981,573
5.000%, 07/01/2035 to 09/01/2039	14,891,564	15,516,004
5.500%, 08/23/2017 to 11/01/2038	16,032,811	17,060,015
6.000%, 06/01/2035 to 10/01/2038	9,131,352	9,844,781
6.250%, 07/15/2032	150,000	177,465
6.500%, 08/01/2038	2,117,416	2,288,216
6.750%, 09/15/2029	2,100,000	2,612,686
7.000%, 11/01/2037	1,070,364	1,142,655

		71,936,373
Federal National Mortgage Association - 21.69%
1.375%, 04/28/2011	1,100,000	1,110,975
2.568%, 01/01/2035 (P)	830,670	853,140
3.250%, 04/09/2013	4,000,000	4,195,968
3.875%, 07/12/2013	2,000,000	2,147,106
4.000%, 07/01/2018 to 08/01/2039	8,943,213	8,948,664
4.375%, 10/15/2015	2,000,000	2,160,588
4.500%, 04/01/2018 to 01/01/2040	16,381,151	16,721,167
4.838%, 04/01/2036 (P)	1,421,298	1,488,770
4.938%, 07/01/2034 (P)	1,811,453	1,909,950
5.000%, 05/01/2019 to 12/01/2039	19,985,990	20,859,580
5.063%, 09/01/2037 (P)	1,830,653	1,925,045
5.500%, 09/01/2017 to 04/01/2038	25,146,142	26,644,098
5.501%, 05/01/2036 (P)	449,484	472,169
5.663%, 04/01/2037 (P)	1,856,443	1,957,387
5.847%, 04/01/2037 (P)	1,785,193	1,882,263
5.994%, 10/01/2037 (P)	1,342,666	1,415,674
6.000%, 08/01/2023 to 03/01/2038	18,637,474	19,939,494
6.125%, 03/15/2012	500,000	552,387
6.500%, 07/01/2031 to 10/01/2038	6,158,657	6,614,935
6.625%, 11/15/2030	2,000,000	2,452,272
7.000%, 10/01/2038	1,132,955	1,217,971
7.250%, 05/15/2030	150,000	195,513

		125,665,116
Government National Mortgage Association - 5.26%
4.000%, 07/15/2039	473,191	468,477
4.500%, 06/15/2023 to 11/20/2039	6,939,957	7,078,633
5.000%, 11/20/2038 to 09/15/2039	5,029,567	5,248,390
5.500%, 08/15/2023 to 09/20/2039	8,005,885	8,490,384
6.000%, 07/20/2037 to 10/15/2038	4,988,336	5,337,765
6.500%, 10/20/2038	1,217,770	1,311,433

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Government National Mortgage Association (continued)
5.000%, 11/20/2039	$2,445,157	$2,549,936

		30,485,018
Tennessee Valley Authority - 0.12%
6.750%, 11/01/2025	580,000	699,675
The Financing Corp. - 0.06%
8.600%, 09/26/2019	265,000	357,908

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $406,083,054)		$416,317,194

FOREIGN GOVERNMENT
OBLIGATIONS - 1.62%
Austria - 0.07%
Government of Austria
5.000%, 05/19/2014 (S)	364,000	396,216
Brazil - 0.27%
Federative Republic of Brazil
5.875%, 01/15/2019	720,000	775,800
6.000%, 01/17/2017	400,000	436,400
7.125%, 01/20/2037	300,000	339,000

		1,551,200
Canada - 0.56%
Canada Government International Bond
2.375%, 09/10/2014	110,000	110,809
Export Development Canada
3.500%, 05/16/2013	240,000	252,707
Government of Canada
5.000%, 02/15/2012	160,000	170,670
5.125%, 01/26/2017	245,000	268,981
5.200%, 02/21/2017	200,000	220,285
6.500%, 01/15/2026	260,000	304,547
7.500%, 07/15/2023 to 09/15/2029	605,000	774,951
Hydro-Quebec
6.300%, 05/11/2011	400,000	425,895
8.400%, 01/15/2022	50,000	65,374
Province of Ontario
4.500%, 02/03/2015	500,000	537,755
Province of Saskatchewan
8.000%, 02/01/2013	115,000	135,055

		3,267,029
Israel - 0.07%
Government of Israel
5.125%, 03/26/2019	210,000	217,885
5.500%, 09/18/2023	195,000	215,801

		433,686
Italy - 0.16%
Republic of Italy
6.875%, 09/27/2023	815,000	942,936
Japan - 0.04%
Development Bank of Japan
5.125%, 02/01/2017	100,000	109,806
Japan Finance Corp. Municipal Enterprises
4.625%, 04/21/2015	100,000	108,254

		218,060
Mexico - 0.21%
Government of Mexico
5.950%, 03/19/2019	1,111,000	1,188,770
Norway - 0.04%
Eksportfinans AS
5.500%, 06/26/2017	200,000	218,663

The accompanying notes are an integral part of the financial statements.	248

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Peru - 0.10%
Republic of Peru
7.125%, 03/30/2019	$490,000	$568,400
Sweden - 0.10%
Svensk Exportkredit AB
3.250%, 09/16/2014	400,000	409,451
4.875%, 09/29/2011	165,000	174,959

		584,410

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $9,124,556)		$9,369,370

CORPORATE BONDS - 19.53%
Aerospace & Defense - 0.33%
Boeing Company
8.750%, 09/15/2031	275,000	364,520
General Dynamics Corp.
5.250%, 02/01/2014	265,000	293,641
Lockheed Martin Corp., Series B
6.150%, 09/01/2036	250,000	267,786
Northrop Grumman Systems Corp.
7.750%, 03/01/2016	225,000	271,269
United Technologies Corp.
5.375%, 12/15/2017	285,000	311,326
6.125%, 02/01/2019	350,000	394,902

		1,903,444
Agriculture - 0.19%
Altria Group, Inc.
8.500%, 11/10/2013	255,000	299,541
Archer-Daniels-Midland Company
7.000%, 02/01/2031	150,000	174,042
Cargill, Inc.
7.350%, 03/06/2019 (S)	250,000	292,390
Philip Morris International, Inc.
6.875%, 03/17/2014	270,000	311,291

		1,077,264
Auto Manufacturers - 0.05%
Daimler Finance North America LLC
5.875%, 03/15/2011	285,000	296,844
Banks - 2.16%
American Express Bank FSB
3.150%, 12/09/2011	205,000	213,198
6.000%, 09/13/2017	405,000	429,217
Bank One Corp.
7.875%, 08/01/2010	485,000	499,570
Barclays Bank PLC
5.125%, 01/08/2020	340,000	333,842
5.450%, 09/12/2012	290,000	314,566
BB&T Corp.
5.200%, 12/23/2015	290,000	303,723
Deutsche Bank AG
3.875%, 08/18/2014	380,000	391,422
4.875%, 05/20/2013	575,000	618,270
Dresdner Bank AG
7.250%, 09/15/2015	220,000	234,542
FleetBoston Financial Corp.
6.700%, 07/15/2028	317,000	316,254
Keycorp
6.500%, 05/14/2013	305,000	325,214
Kreditanstalt fuer Wiederaufbau
3.250%, 03/15/2013	780,000	816,277
4.375%, 03/15/2018	1,040,000	1,091,856
5.125%, 03/14/2016	450,000	500,709

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banks (continued)
Landwirtschaftliche Rentenbank
3.875%, 03/15/2010	$360,000	$360,194
5.125%, 02/01/2017	210,000	231,540
Oesterreichische Kontrollbank AG
2.875%, 03/15/2011	190,000	195,038
4.875%, 02/16/2016	329,000	351,945
Royal Bank of Scotland Group PLC
5.000%, 11/12/2013	300,000	280,642
SunTrust Banks, Inc.
6.000%, 09/11/2017	290,000	294,496
Union Bank NA
5.950%, 05/11/2016	250,000	264,283
US Bank NA, BKNT
6.375%, 08/01/2011	200,000	214,486
Wells Fargo & Company
3.000%, 12/09/2011	350,000	363,015
3.750%, 10/01/2014	1,100,000	1,113,268
5.000%, 11/15/2014	290,000	303,587
5.625%, 12/11/2017	515,000	542,595
6.375%, 08/01/2011	590,000	627,944
Wells Fargo Bank NA
5.950%, 08/26/2036	485,000	460,280
6.450%, 02/01/2011	500,000	528,430

		12,520,403
Beverages - 0.45%
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019 (S)	300,000	345,532
7.750%, 01/15/2019 (S)	290,000	349,071
Bottling Group LLC
5.125%, 01/15/2019	290,000	305,066
Brown-Forman Corp.
5.000%, 02/01/2014	290,000	316,266
Coca-Cola Enterprises, Inc.
8.500%, 02/01/2022	255,000	334,629
Diageo Capital PLC
7.375%, 01/15/2014	240,000	282,621
PepsiCo, Inc.
5.500%, 01/15/2040	230,000	233,415
7.900%, 11/01/2018	195,000	243,871
SABMiller PLC
6.500%, 07/15/2018 (S)	200,000	222,605

		2,633,076
Biotechnology - 0.03%
Amgen, Inc.
5.700%, 02/01/2019	145,000	157,430
Building Materials - 0.02%
CRH America, Inc.
8.125%, 07/15/2018	100,000	118,215
Chemicals - 0.26%
Agrium, Inc.
6.750%, 01/15/2019	250,000	279,620
E.I. Du Pont de Nemours & Company
5.750%, 03/15/2019	260,000	284,103
5.875%, 01/15/2014	265,000	297,194
Potash Corp. of Saskatchewan, Inc.
4.875%, 03/30/2020	60,000	60,149
The Dow Chemical Company
5.700%, 05/15/2018	140,000	145,465
5.900%, 02/15/2015	150,000	162,401
9.400%, 05/15/2039	130,000	172,421

The accompanying notes are an integral part of the financial statements.	249

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Chemicals (continued)
The Sherwin-Williams Company
3.125%, 12/15/2014	$110,000	$110,880

		1,512,233
Computers - 0.27%
Dell, Inc.
4.700%, 04/15/2013	225,000	242,441
Hewlett-Packard Company
4.750%, 06/02/2014	240,000	260,211
International Business Machines Corp.
5.600%, 11/30/2039	300,000	309,257
6.500%, 10/15/2013	665,000	767,335

		1,579,244
Cosmetics & Personal Care - 0.06%
The Procter & Gamble Company
4.600%, 01/15/2014	345,000	373,025
Diversified Financial Services - 4.69%
American Express Credit Company, Series C
7.300%, 08/20/2013	240,000	270,985
Bank of America Corp.
2.100%, 04/30/2012	540,000	551,524
3.125%, 06/15/2012	350,000	365,272
5.420%, 03/15/2017	300,000	293,303
6.500%, 08/01/2016	200,000	214,992
Bear Stearns Companies LLC
7.250%, 02/01/2018	635,000	736,561
BP Capital Markets PLC
5.250%, 11/07/2013	220,000	243,048
Capital One Bank USA NA
8.800%, 07/15/2019	350,000	420,588
Capital One Financial Corp.
7.375%, 05/23/2014	290,000	332,439
Capital One Financial Corp., MTN
5.700%, 09/15/2011	250,000	262,791
Caterpillar Financial Services Corp.
6.125%, 02/17/2014	260,000	293,484
Citigroup Funding Inc
1.875%, 11/15/2012	205,000	207,000
Citigroup, Inc.
2.125%, 04/30/2012	560,000	571,766
2.875%, 12/09/2011	210,000	217,275
5.500%, 04/11/2013	345,000	361,127
5.875%, 02/22/2033 to 05/29/2037	825,000	701,394
6.125%, 11/21/2017	833,000	842,617
8.500%, 05/22/2019	190,000	219,252
Credit Suisse AG
5.400%, 01/14/2020	230,000	231,002
Credit Suisse First Boston USA, Inc.
4.875%, 01/15/2015	345,000	368,624
6.500%, 01/15/2012	510,000	555,251
Credit Suisse Guernsey, Ltd.
5.860%, 12/31/2049 (P)	290,000	252,268
Discover Financial Services
10.250%, 07/15/2019	300,000	354,997
General Electric Capital Corp.
2.200%, 06/08/2012	290,000	296,498
3.000%, 12/09/2011	350,000	363,141
5.625%, 09/15/2017	950,000	994,425
6.750%, 03/15/2032	635,000	653,435
6.875%, 01/10/2039	290,000	302,889
General Electric Capital Corp., MTN
6.000%, 08/07/2019	150,000	156,938
General Electric Capital Corp., Series A
6.125%, 02/22/2011	810,000	852,202

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Goldman Sachs Group, Inc.
3.250%, 06/15/2012	$315,000	$329,775
6.125%, 02/15/2033	345,000	339,353
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	200,000	208,079
HSBC Finance Corp.
8.000%, 07/15/2010	610,000	625,880
HSBC Holdings PLC
6.500%, 09/15/2037	580,000	595,057
John Deere Capital Corp.
4.950%, 12/17/2012	480,000	522,783
5.250%, 10/01/2012	280,000	305,211
JPMorgan Chase & Company
3.125%, 12/01/2011	350,000	363,811
4.750%, 05/01/2013	350,000	375,843
6.400%, 05/15/2038	845,000	913,650
6.750%, 02/01/2011	428,000	450,447
MBNA Corp.
5.000%, 06/15/2015	400,000	404,446
Merrill Lynch & Company, Inc.
5.450%, 07/15/2014	575,000	600,504
6.875%, 04/25/2018 to 11/15/2018	585,000	613,712
7.750%, 05/14/2038	345,000	368,400
Morgan Stanley
2.250%, 03/13/2012	200,000	204,605
3.250%, 12/01/2011	350,000	364,567
5.950%, 12/28/2017	560,000	577,198
6.750%, 04/15/2011	550,000	581,073
7.300%, 05/13/2019	490,000	541,800
Morgan Stanley, Series F
6.625%, 04/01/2018	520,000	553,271
PNC Funding Corp.
2.300%, 06/22/2012	345,000	353,509
4.250%, 09/21/2015	130,000	132,799
5.625%, 02/01/2017	200,000	207,289
6.700%, 06/10/2019	190,000	213,816
State Street Corp.
2.150%, 04/30/2012	215,000	219,585
The Bank of New York Mellon Corp.
4.500%, 04/01/2013	435,000	465,742
6.375%, 04/01/2012	75,000	81,221
The Goldman Sachs Capital II
5.793%, 12/29/2049 (P)	210,000	167,475
The Goldman Sachs Group, Inc.
5.500%, 11/15/2014	690,000	741,851
6.150%, 04/01/2018	515,000	544,000
6.875%, 01/15/2011	515,000	541,179
7.500%, 02/15/2019	360,000	412,018
Toyota Motor Credit Corp.
5.450%, 05/18/2011	240,000	252,189
UBS AG
5.750%, 04/25/2018	520,000	536,388

		27,195,614
Electric - 1.58%
Carolina Power & Light Company
5.300%, 01/15/2019	145,000	153,472
Consolidated Edison Company of New
York, Inc.
7.125%, 12/01/2018	265,000	313,899
Constellation Energy Group, Inc.
7.600%, 04/01/2032	58,000	65,939
Dominion Resources, Inc.
5.000%, 03/15/2013	262,000	280,454
5.200%, 08/15/2019	310,000	317,124

The accompanying notes are an integral part of the financial statements.	250

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electric (continued)
DTE Energy Company
6.350%, 06/01/2016	$215,000	$234,678
Duke Energy Carolinas LLC
5.625%, 11/30/2012	300,000	331,267
6.000%, 01/15/2038	140,000	147,231
7.000%, 11/15/2018	270,000	320,417
E.ON International Finance BV
5.800%, 04/30/2018 (S)	385,000	420,401
Enel Finance International SA
5.125%, 10/07/2019 (S)	300,000	300,707
6.000%, 10/07/2039 (S)	100,000	96,902
6.250%, 09/15/2017 (S)	144,000	157,991
Entergy Texas, Inc.
7.125%, 02/01/2019	135,000	152,897
Exelon Generation Company LLC
6.250%, 10/01/2039	100,000	102,314
FirstEnergy Corp.
6.450%, 11/15/2011	6,000	6,411
7.375%, 11/15/2031	250,000	270,327
Firstenergy Solutions Corp.
6.050%, 08/15/2021	150,000	154,582
Florida Power & Light Company
5.650%, 02/01/2037	200,000	200,540
FPL Group Capital, Inc.
7.875%, 12/15/2015	265,000	323,759
Georgia Power Company
4.250%, 12/01/2019	130,000	128,532
5.950%, 02/01/2039	265,000	278,977
Indiana Michigan Power Company
6.050%, 03/15/2037	295,000	299,732
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	170,000	184,516
Midamerican Energy Holdings Company
8.480%, 09/15/2028	365,000	459,212
Oncor Electric Delivery Company
7.500%, 09/01/2038	140,000	166,763
Pacific Gas & Electric Company
6.050%, 03/01/2034	170,000	177,045
6.250%, 12/01/2013	355,000	400,646
Pacificorp
6.000%, 01/15/2039	290,000	307,348
Pennsylvania Electric Company
5.200%, 04/01/2020	200,000	201,662
6.150%, 10/01/2038	150,000	150,393
Progress Energy, Inc.
7.050%, 03/15/2019	350,000	395,038
7.100%, 03/01/2011	146,000	154,016
Public Service Electric & Gas Company
6.330%, 11/01/2013	355,000	406,006
San Diego Gas & Electric
Company, Series FFF
6.125%, 09/15/2037	160,000	173,377
Scottish Power, Ltd.
4.910%, 03/15/2010	130,000	130,108
Southern California Edison
Company, Series 05-E
5.350%, 07/15/2035	345,000	336,560
Southwestern Public Service
Company, Series G
8.750%, 12/01/2018	155,000	193,336
Wisconsin Electric Power Company
6.000%, 04/01/2014	230,000	259,656

		9,154,235

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electrical Components & Equipment - 0.04%
Emerson Electric Company
4.875%, 10/15/2019	$215,000	$226,549
Environmental Control - 0.07%
Allied Waste North America, Inc.
6.875%, 06/01/2017	200,000	216,000
Waste Management, Inc.
6.125%, 11/30/2039	160,000	162,067

		378,067
Food - 0.59%
ConAgra Foods, Inc.
5.819%, 06/15/2017	25,000	26,820
9.750%, 03/01/2021	140,000	184,628
General Mills, Inc.
5.650%, 02/15/2019	215,000	231,567
Kellogg Company
4.150%, 11/15/2019	100,000	98,660
Kraft Foods, Inc.
4.125%, 02/09/2016	760,000	774,134
6.750%, 02/19/2014	470,000	533,807
6.875%, 02/01/2038	120,000	130,679
Ralcorp Holdings, Inc.
6.625%, 08/15/2039 (S)	210,000	207,710
Safeway, Inc.
6.350%, 08/15/2017	155,000	173,073
Sysco Corp.
5.375%, 03/17/2019	150,000	162,899
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)	260,000	268,851
Tesco PLC
6.150%, 11/15/2037 (S)	82,000	87,458
The Kroger Company
3.900%, 10/01/2015	100,000	101,930
6.400%, 08/15/2017	210,000	235,196
Unilever Capital Corp.
7.125%, 11/01/2010	200,000	208,955

		3,426,367
Forest Products & Paper - 0.02%
International Paper Company
8.700%, 06/15/2038	100,000	123,708
Gas - 0.06%
KeySpan Corp.
8.000%, 11/15/2030	265,000	326,226
Hand & Machine Tools - 0.07%
Snap-On, Inc.
6.125%, 09/01/2021	210,000	224,025
The Stanley Works
6.150%, 10/01/2013	170,000	190,015

		414,040
Healthcare Products - 0.15%
Baxter International, Inc.
5.900%, 09/01/2016	145,000	163,890
Covidien International Finance SA
6.000%, 10/15/2017	287,000	316,957
Johnson & Johnson
5.850%, 07/15/2038	245,000	266,162
St. Jude Medical, Inc.
4.875%, 07/15/2019	100,000	103,843

		850,852
Healthcare Services - 0.18%
Aetna, Inc.
6.000%, 06/15/2016	290,000	319,842

The accompanying notes are an integral part of the financial statements.	251

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Healthcare Services (continued)
Howard Hughes Medical Institute
3.450%, 09/01/2014	$210,000	$217,616
Quest Diagnostics, Inc.
5.450%, 11/01/2015	90,000	98,513
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	200,000	221,211
UnitedHealth Group, Inc.
4.875%, 03/15/2015	31,000	32,750
5.800%, 03/15/2036	50,000	48,180
WellPoint, Inc.
6.375%, 06/15/2037	120,000	126,324

		1,064,436
Home Builders - 0.02%
Toll Brothers Finance Corp.
6.750%, 11/01/2019	100,000	100,968
Household Products - 0.10%
Clorox Company
5.950%, 10/15/2017	260,000	287,323
Kimberly-Clark Corp.
7.500%, 11/01/2018	240,000	296,203

		583,526
Insurance - 0.77%
AEGON Funding Company LLC
5.750%, 12/15/2020	145,000	141,373
Allied World Assurance Holdings, Ltd.
7.500%, 08/01/2016	320,000	347,995
AON Corp.
8.205%, 01/01/2027	210,000	219,408
AXA SA
8.600%, 12/15/2030	140,000	167,448
Berkshire Hathaway Finance Corp.
5.400%, 05/15/2018	290,000	309,924
Berkshire Hathaway, Inc.
3.200%, 02/11/2015	420,000	424,145
Chubb Corp.
5.750%, 05/15/2018	100,000	108,992
CNA Financial Corp.
7.350%, 11/15/2019	210,000	219,741
Hartford Financial Services Group, Inc.
5.950%, 10/15/2036	135,000	120,505
Lincoln National Corp.
5.650%, 08/27/2012	145,000	155,859
7.000%, 05/17/2066 (P)	30,000	25,614
Marsh & McLennan Companies, Inc.
5.750%, 09/15/2015	290,000	311,557
MetLife, Inc.
6.817%, 08/15/2018	395,000	435,113
Prudential Financial, Inc.
3.875%, 01/14/2015	110,000	111,272
4.750%, 04/01/2014	290,000	303,594
Prudential Financial, Inc., MTN
4.750%, 09/17/2015	200,000	206,827
The Allstate Corp.
5.950%, 04/01/2036	270,000	273,868
The Travelers Companies, Inc.
5.500%, 12/01/2015	190,000	209,856
5.900%, 06/02/2019	190,000	208,529
Willis North America, Inc.
7.000%, 09/29/2019	150,000	157,571

		4,459,191

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Investment Companies - 0.09%
FIH Erhvervsbank A/S
2.450%, 08/17/2012 (S)	$210,000	$213,919
Xstrata Finance Canada, Ltd.
5.800%, 11/15/2016 (S)	290,000	302,326

		516,245
Iron & Steel - 0.08%
ArcelorMittal
5.375%, 06/01/2013	440,000	467,696
Machinery-Diversified - 0.02%
Roper Industries, Inc.
6.250%, 09/01/2019	100,000	107,479
Media - 0.89%
British Sky Broadcasting Group PLC
9.500%, 11/15/2018 (S)	280,000	363,522
CBS Corp.
8.875%, 05/15/2019	200,000	237,518
Comcast Cable Communications
8.875%, 05/01/2017	190,000	232,903
Comcast Corp.
5.700%, 07/01/2019	190,000	200,631
6.500%, 11/15/2035	435,000	449,904
COX Communications, Inc.
9.375%, 01/15/2019 (S)	95,000	121,474
Discovery Communications LLC
5.625%, 08/15/2019	160,000	168,192
Grupo Televisa SA
6.625%, 01/15/2040 (S)	160,000	157,246
News America, Inc.
6.650%, 11/15/2037	335,000	355,124
TCI Communications, Inc.
7.125%, 02/15/2028	308,000	331,957
The Walt Disney Company
5.625%, 09/15/2016	250,000	277,163
Time Warner Companies, Inc.
7.250%, 10/15/2017	300,000	348,005
Time Warner Entertainment Company LP
8.375%, 07/15/2033	450,000	548,757
Time Warner, Inc.
6.750%, 04/15/2011	345,000	364,951
7.625%, 04/15/2031	120,000	139,814
Viacom, Inc.
4.250%, 09/15/2015	100,000	102,763
6.250%, 04/30/2016	345,000	385,523
7.875%, 07/30/2030	225,000	241,594
Vivendi SA
5.750%, 04/04/2013 (S)	102,000	110,297

		5,137,338
Metal Fabricate/Hardware - 0.03%
Commercial Metals Company
7.350%, 08/15/2018	140,000	147,266
Mining - 0.23%
Alcoa, Inc.
5.720%, 02/23/2019	20,000	18,203
6.750%, 07/15/2018	325,000	326,199
Rio Tinto Alcan, Inc.
6.125%, 12/15/2033	240,000	242,834
Rio Tinto Finance USA, Ltd.
6.500%, 07/15/2018	110,000	124,021
Vale Overseas, Ltd.
6.250%, 01/23/2017	500,000	529,358
6.875%, 11/10/2039	110,000	112,037

		1,352,652

The accompanying notes are an integral part of the financial statements.	252

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Miscellaneous Manufacturers - 0.29%
General Electric Company
5.000%, 02/01/2013	$525,000	$563,449
Harsco Corp.
5.750%, 05/15/2018	270,000	271,024
Honeywell International, Inc.
3.875%, 02/15/2014	220,000	232,186
Ingersoll-Rand Global Holding Company, Ltd.
6.875%, 08/15/2018	270,000	307,728
Tyco Electronics Group SA
6.550%, 10/01/2017	305,000	335,651

		1,710,038
Office & Business Equipment - 0.07%
Pitney Bowes, Inc.
6.250%, 03/15/2019	120,000	135,065
Xerox Corp.
6.750%, 12/15/2039	230,000	243,841

		378,906
Oil & Gas - 1.26%
Anadarko Finance Company
6.750%, 05/01/2011	360,000	380,656
Apache Corp.
6.000%, 09/15/2013	200,000	225,238
Canadian Natural Resources, Ltd.
6.250%, 03/15/2038	200,000	208,129
Cenovus Energy, Inc.
5.700%, 10/15/2019 (S)	100,000	105,498
Chevron Corp.
4.950%, 03/03/2019	215,000	227,477
ConocoPhillips Company
5.750%, 02/01/2019	270,000	296,411
Devon Financing Corp.
6.875%, 09/30/2011	240,000	260,463
7.875%, 09/30/2031	120,000	149,386
EnCana Corp.
6.500%, 08/15/2034	345,000	367,882
GlobalSantaFe Corp.
5.000%, 02/15/2013	275,000	289,987
Hess Corp.
8.125%, 02/15/2019	210,000	256,709
Kerr-McGee Corp.
6.950%, 07/01/2024	300,000	339,828
Marathon Oil Corp.
6.000%, 10/01/2017	275,000	293,283
Nabors Industries, Inc.
9.250%, 01/15/2019	290,000	362,457
Nexen, Inc.
6.200%, 07/30/2019	100,000	108,344
Noble Holding International, Ltd.
7.375%, 03/15/2014	240,000	277,206
Pemex Project Funding Master Trust
7.375%, 12/15/2014	180,000	203,444
Petro-Canada
5.950%, 05/15/2035	190,000	188,023
6.050%, 05/15/2018	325,000	351,718
Petrobras International Finance Company
8.375%, 12/10/2018	415,000	494,015
Petroleos Mexicanos
4.875%, 03/15/2015 (S)	300,000	304,950
Shell International Finance BV
6.375%, 12/15/2038	265,000	295,803
Talisman Energy, Inc.
6.250%, 02/01/2038	155,000	155,397

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Tosco Corp.
8.125%, 02/15/2030	$285,000	$358,771
Total Capital SA
3.125%, 10/02/2015	100,000	100,110
4.250%, 12/15/2021	230,000	228,031
Valero Energy Corp.
6.125%, 06/15/2017	275,000	285,232
XTO Energy, Inc.
5.500%, 06/15/2018	169,000	183,978

		7,298,426
Oil & Gas Services - 0.06%
Cameron International Corp.
7.000%, 07/15/2038	100,000	112,207
Weatherford International, Ltd.
5.500%, 02/15/2016	215,000	223,402

		335,609
Pharmaceuticals - 0.57%
Abbott Laboratories
4.350%, 03/15/2014	350,000	373,583
AstraZeneca PLC
5.900%, 09/15/2017	300,000	339,818
Bristol-Myers Squibb Company
6.800%, 11/15/2026	140,000	163,923
Eli Lilly & Company
7.125%, 06/01/2025	220,000	262,229
GlaxoSmithKline Capital, Inc.
4.375%, 04/15/2014	370,000	394,430
6.375%, 05/15/2038	140,000	156,136
Mead Johnson Nutrition Company
4.900%, 11/01/2019 (S)	100,000	100,683
Merck & Company, Inc.
5.300%, 12/01/2013	240,000	266,401
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	210,000	221,572
Pharmacia Corp.
6.500%, 12/01/2018	290,000	330,847
Wyeth
5.500%, 03/15/2013	385,000	425,020
6.000%, 02/15/2036	230,000	243,153

		3,277,795
Pipelines - 0.68%
Boardwalk Pipelines LP
5.750%, 09/15/2019	160,000	167,279
CenterPoint Energy Resources Corp.
7.875%, 04/01/2013	240,000	276,660
DCP Midstream LLC
9.700%, 12/01/2013 (S)	270,000	324,863
9.750%, 03/15/2019 (S)	240,000	304,115
Enbridge Energy Partners LP
9.875%, 03/01/2019	345,000	454,060
Energy Transfer Partners LP
6.700%, 07/01/2018	250,000	274,354
Enterprise Products Operating LLC
6.650%, 04/15/2018	110,000	122,057
Kinder Morgan Energy Partners LP
5.625%, 02/15/2015	110,000	120,067
5.850%, 09/15/2012	225,000	242,992
6.500%, 09/01/2039	130,000	135,070
7.300%, 08/15/2033	30,000	33,060
9.000%, 02/01/2019	175,000	220,966
Magellan Midstream Partners LP
6.550%, 07/15/2019	150,000	166,144

The accompanying notes are an integral part of the financial statements.	253

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Pipelines (continued)
ONEOK Partners LP
6.650%, 10/01/2036	$245,000	$257,281
Plains All American Pipeline LP
8.750%, 05/01/2019	190,000	234,879
Texas Eastern Transmission LP
6.000%, 09/15/2017 (S)	70,000	76,964
TransCanada PipeLines, Ltd.
5.850%, 03/15/2036	200,000	198,936
Williams Partners LP
5.250%, 03/15/2020 (S)	310,000	314,998

		3,924,745
Real Estate - 0.34%
Duke Realty LP
5.950%, 02/15/2017	72,000	70,786
Hospitality Properties Trust
7.875%, 08/15/2014	180,000	193,307
Kimco Realty Corp.
6.875%, 10/01/2019	190,000	203,601
ProLogis
5.625%, 11/15/2016	60,000	58,422
7.625%, 08/15/2014	410,000	445,736
Realty Income Corp.
5.950%, 09/15/2016	135,000	137,280
Simon Property Group LP
5.650%, 02/01/2020	350,000	347,877
5.875%, 03/01/2017	86,000	89,956
WEA Finance LLC
7.500%, 06/02/2014 (S)	390,000	440,474

		1,987,439
Retail - 0.55%
CVS Caremark Corp.
6.125%, 08/15/2016	305,000	336,922
6.600%, 03/15/2019	300,000	336,628
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	168,370	194,705
Home Depot, Inc.
4.625%, 08/15/2010	265,000	269,828
5.875%, 12/16/2036	190,000	186,090
McDonald’s Corp.
5.000%, 02/01/2019	145,000	153,654
Target Corp.
6.500%, 10/15/2037	220,000	239,688
Wal-Mart Stores, Inc.
4.125%, 02/01/2019	265,000	265,971
6.200%, 04/15/2038	386,000	422,649
7.550%, 02/15/2030	300,000	376,040
Walgreen Company
5.250%, 01/15/2019	290,000	309,897
Yum! Brands, Inc.
6.250%, 03/15/2018	95,000	104,623

		3,196,695
Savings & Loans - 0.03%
US Central Federal Credit Union
1.900%, 10/19/2012	200,000	202,282
Software - 0.11%
Microsoft Corp.
2.950%, 06/01/2014	200,000	204,898
Oracle Corp.
5.750%, 04/15/2018	380,000	418,217

		623,115

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunications - 1.61%
Ameritech Capital Funding Corp.
6.875%, 10/15/2027	$138,000	$143,399
AT&T Corp.
8.000%, 11/15/2031	320,000	391,239
AT&T, Inc.
5.625%, 06/15/2016	200,000	219,715
6.300%, 01/15/2038	400,000	407,377
6.700%, 11/15/2013	270,000	307,558
BellSouth Corp.
6.875%, 10/15/2031	405,000	428,299
British Telecommunications PLC
5.950%, 01/15/2018	160,000	165,640
9.625%, 12/15/2030	160,000	203,075
CenturyTel, Inc.
7.600%, 09/15/2039	140,000	142,826
Cisco Systems, Inc.
5.250%, 02/22/2011	150,000	156,704
5.900%, 02/15/2039	250,000	256,321
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	365,000	462,596
France Telecom SA
8.500%, 03/01/2031	290,000	384,351
New Cingular Wireless Services, Inc.
7.875%, 03/01/2011	290,000	310,122
Rogers Cable, Inc.
7.875%, 05/01/2012	265,000	297,361
Telecom Italia Capital SA
5.250%, 11/15/2013	460,000	488,161
7.721%, 06/04/2038	200,000	222,146
Telefonica Europe BV
8.250%, 09/15/2030	325,000	402,650
Telefonos de Mexico SAB de CV
5.500%, 11/15/2019 (S)	210,000	212,452
Verizon Communications, Inc.
5.250%, 04/15/2013	275,000	300,377
6.100%, 04/15/2018	435,000	476,506
6.900%, 04/15/2038	510,000	566,709
Verizon Global Funding Corp.
7.250%, 12/01/2010	435,000	456,705
7.375%, 09/01/2012	250,000	284,401
Verizon Wireless Capital LLC
7.375%, 11/15/2013	330,000	383,061
Vodafone Group PLC
3.375%, 11/24/2015	520,000	512,045
5.375%, 01/30/2015	515,000	558,354
5.450%, 06/10/2019	205,000	213,877

		9,354,027
Tobacco - 0.09%
Altria Group, Inc.
9.250%, 08/06/2019	425,000	526,428
Transportation - 0.34%
Burlington Northern Santa Fe Corp.
4.700%, 10/01/2019	160,000	160,361
7.000%, 02/01/2014	350,000	404,629
Canadian National Railway Company
6.375%, 10/15/2011	135,000	146,387
CSX Corp.
6.250%, 04/01/2015	205,000	229,745
7.375%, 02/01/2019	290,000	339,249
FedEx Corp.
8.000%, 01/15/2019	145,000	178,884
Norfolk Southern Corp.
7.050%, 05/01/2037	200,000	233,653

The accompanying notes are an integral part of the financial statements.	254

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Transportation (continued)
Union Pacific Corp.
6.625%, 02/01/2029	$260,000	$281,229

		1,974,137
Trucking&Leasing - 0.03%
GATX Corp.
4.750%, 05/15/2015	170,000	170,397

TOTAL CORPORATE BONDS (Cost $105,315,954)		$113,163,672

MUNICIPAL BONDS - 0.34%
California - 0.07%
State of California
7.500%, 04/01/2034	200,000	196,484
University of California
5.770%, 05/15/2043	220,000	215,545

		412,029
District of Columbia - 0.02%
Metropolitan Washington Airports Authority
7.462%, 10/01/2046	100,000	106,274
Illinois - 0.04%
State of Illinois
5.100%, 06/01/2033	285,000	240,181
Maryland - 0.04%
Maryland State Transportation Authority
5.888%, 07/01/2043	230,000	237,804
New York - 0.07%
New York State Dormitory Authority
5.628%, 03/15/2039	210,000	207,043
New York State Urban Development Corp.
5.770%, 03/15/2039	200,000	202,070

		409,113
North Carolina - 0.03%
North Carolina Turnkpike Authority
6.700%, 01/01/2039	170,000	177,585
Texas - 0.03%
State of Texas
5.517%, 04/01/2039	160,000	164,630
Utah - 0.02%
State of Utah
4.554%, 07/01/2024	100,000	101,407
Washington - 0.02%
State of Washington
5.481%, 08/01/2039	100,000	100,888

TOTAL MUNICIPAL BONDS (Cost $1,955,463)		$1,949,911

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.61%
Banc of America Commercial Mortgage, Inc.
Series 2004-4, Class A3,
4.128%, 07/10/2042	116,233	116,255
Series 2006-5, Class A3,
5.390%, 09/10/2047	320,000	327,513
Series 2006-4, Class A4,
5.634%, 07/10/2046	410,000	411,149
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	700,000	664,481
Bear Stearns Commercial Mortgage Securities,
Series 2005-T20, Class A3
5.149%, 10/12/2042 (P)	610,000	634,238

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class A4
5.719%, 09/11/2038 (P)	$260,000	$271,520
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2006-CD3, Class A5
5.617%, 10/15/2048	760,000	775,119
CS First Boston Mortgage Securities Corp,
Series 2005-C3, Class A3
4.645%, 07/15/2037	340,000	348,737
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class A2,
4.353%, 06/10/2048	498,648	504,493
Series 2004-C3, Class A2,
4.433%, 07/10/2039	201,668	203,777
Series 2005-C1, Class A3,
4.578%, 06/10/2048	540,000	540,586
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C3, Class A4
5.023%, 04/10/2040	1,020,000	1,068,996
GS Mortgage Securities Corp. II,
Series 2007-GG10, Class A4
5.805%, 08/10/2045 (P)	1,105,000	984,546
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2005-LDP2, Class A4,
4.738%, 07/15/2042	940,000	945,331
Series 2004-CBX, Class A6,
4.899%, 01/12/2037	540,000	531,820
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	420,000	425,968
Series 2005-LDP5, Class A4,
5.179%, 12/15/2044 (P)	275,000	283,497
Series 2005-CB11, Class A3,
5.197%, 08/12/2037	380,000	391,408
Series 2005-CB13, Class A3A1,
5.280%, 01/12/2043 (P)	440,000	452,510
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	210,000	164,789
Series 2006-CB14, Class A3A,
5.491%, 12/12/2044 (P)(S)	920,000	941,210
LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class A2,
4.310%, 02/15/2030	356,157	357,349
Series 2006-C7, Class A3,
5.347%, 11/15/2038	968,000	965,478
Series 2006-C3, Class A4,
5.661%, 03/15/2039 (P)	380,000	382,263
Merrill Lynch Mortgage Trust,
Series 2008-C1, Class A4
5.690%, 02/12/2051	145,000	133,198
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-8, Class A2
5.920%, 08/12/2049 (P)	1,080,000	1,130,212
Morgan Stanley Capital I
Series 2004-HQ3, Class A4,
4.800%, 01/13/2041	870,000	892,424
Series 2005-HQ6, Class A2A,
4.882%, 08/13/2042	980,000	986,488
Series 2006-T21, Class A2,
5.090%, 10/12/2052	415,000	418,477
Series 2007-T25, Class A3,
5.514%, 11/12/2049 (P)	1,295,000	1,302,841
Series 2007-T27, Class A4,
5.649%, 06/11/2042 (P)	1,630,000	1,655,857

The accompanying notes are an integral part of the financial statements.	255

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Morgan Stanley Capital I (continued)
Series 2006-IQ11, Class A2,
5.693%, 10/15/2042 (P)	$475,000	$487,791
Series 2006-T23, Class A2,
5.741%, 08/12/2041 (P)	380,000	392,207
Wachovia Bank Commercial Mortgage Trust
Series 2004-C12, Class A2,
5.001%, 07/15/2041	431,440	437,010
Series 2005-C17, Class A4,
5.083%, 03/15/2042 (P)	410,000	418,430

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $18,775,446)		$20,947,968

ASSET BACKED SECURITIES - 0.25%
American Express Credit Account Master
Trust, Series 2006-2, Class A
5.350%, 01/15/2014	440,000	465,529
Chase Issuance Trust,
Series 2008-A4, Class A4
4.650%, 03/15/2015	540,000	582,419
Mercedes-Benz Auto Receivables Trust,
Series 2009-1, Class A3
1.670%, 01/15/2014	410,000	414,656

TOTAL ASSET BACKED SECURITIES (Cost $1,434,969)		$1,462,604

CONVERTIBLE PREFERRED STOCKS - 0.14%
Capital Goods - 0.06%
Caterpillar, Inc. 7.900%	265,000	326,928
Energy - 0.04%
Enterprise Products Operating LLC 9.750%	175,000	213,277
Utilities - 0.04%
Virginia Electric and Power Company 8.875%	190,000	266,694

TOTAL CONVERTIBLE PREFERRED
STOCKS (Cost $629,585)		$806,899

SUPRANATIONAL OBLIGATIONS - 0.77%
Government - 0.77%
African Development Bank
6.875%, 10/15/2015	105,000	120,085
Asian Development Bank
5.593%, 07/16/2018	405,000	452,224
European Investment Bank
2.375%, 03/14/2014	570,000	572,707
European Investment Bank
3.250%, 02/15/2011	435,000	446,941
European Investment Bank
4.625%, 05/15/2014	429,000	468,647
European Investment Bank
4.625%, 10/20/2015	395,000	430,300
European Investment Bank
4.875%, 01/17/2017	580,000	637,084
Inter-American Development Bank
7.000%, 06/15/2025	175,000	215,276
International Bank for
Reconstruction & Development
3.625%, 05/21/2013	200,000	211,502
International Bank for
Reconstruction & Development
8.625%, 10/15/2016	285,000	369,160
International Finance Corp.
3.500%, 05/15/2013	155,000	164,743

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

SUPRANATIONAL OBLIGATIONS (continued)
Government (continued)
Nordic Investment Bank
2.375%, 12/15/2011	$355,000	$363,248

		4,451,917

TOTAL SUPRANATIONAL OBLIGATIONS (Cost $4,394,234)		$4,451,917

SHORT-TERM INVESTMENTS - 1.65%
Short-Term Securities* - 1.65%
State Street Institutional US Government
Money Market Fund, 0.03489%	$9,577,462	9,577,462

TOTAL SHORT-TERM INVESTMENTS (Cost $9,577,462)		$9,577,462

Total Investments (Total Bond Market Fund)
(Cost $557,290,723) - 99.77%		$578,046,997
Other assets and liabilities, net - 0.23%		1,330,650

TOTAL NET ASSETS - 100.00%		$579,377,647

Total Return Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 36.20%
Federal Home Loan Mortgage Corp. - 6.62%
1.125%, 06/01/2011 to 12/15/2011	$14,300,000	$14,397,555
4.810%, 11/01/2035 (P)	521,875	550,050
5.500%, TBA (B)	8,000,000	8,430,000
5.500%, 12/01/2036	459,982	487,077
6.000%, TBA (B)	101,000,000	107,959,611
6.000%, 08/01/2026 to 10/01/2037	4,833,466	5,227,313

		137,051,606
Federal National Mortgage Association - 9.86%
1.000%, 03/11/2010 (C)	43,000,000	45,749,648
2.406%, 11/01/2035 (P)	500,114	504,386
2.645%, 11/01/2034 (P)	490,017	505,990
2.776%, 01/01/2035 (P)	267,928	276,849
2.971%, 03/01/2035 (P)	159,942	165,500
3.429%, 05/01/2035 (P)	881,056	905,847
3.670%, 07/01/2034 (P)	251,350	261,227
4.826%, 06/01/2035 (P)	1,312,253	1,362,022
4.848%, 09/01/2035 (P)	624,969	658,952
5.500%, TBA (B)	35,000,000	35,437,568
5.500%, 02/01/2021 to 04/01/2037	38,044,107	40,491,675
6.000%, TBA	(9,000,000)	(9,561,096)
6.000%, 10/01/2026 to 09/01/2037	70,651,731	75,334,135
6.500%, TBA (B)	9,000,000	9,646,172
6.500%, 10/01/2036 to 05/01/2037	1,996,614	2,138,601

		203,877,476
Government National Mortgage Association - 0.12%
6.000%, TBA (B)	2,000,000	2,133,906
6.000%, 09/15/2038	398,061	428,802

		2,562,708
U.S. Treasury Notes - 14.10%
0.875%, 02/29/2012	34,800,000	34,849,068
1.000%, 07/31/2011 to 10/31/2011 (F)	226,895,000	228,445,995
2.375%, 02/28/2015	27,300,000	27,417,390
2.750%, 11/30/2016	900,000	887,695

		291,600,148

The accompanying notes are an integral part of the financial statements.	256

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Treasury Bonds - 5.43%
3.000%, 02/28/2017		$48,300,000	$48,201,890
3.125%, 01/31/2017		16,600,000	16,714,125
3.500%, 02/15/2039		2,800,000	2,336,250
4.250%, 05/15/2039 (F)		13,600,000	12,988,000
4.375%, 02/15/2038 to 11/15/2039		21,100,000	20,612,116
4.500%, 05/15/2038		7,900,000	7,898,768
5.375%, 02/15/2031		3,100,000	3,506,391

			112,257,540
Federal Home Loan Bank - 0.07%
1.000%, 12/28/2011		1,400,000	1,403,948

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $743,433,266)			$748,753,426

FOREIGN GOVERNMENT
OBLIGATIONS - 3.62%
Brazil - 0.29%
Federative Republic of Brazil
10.250%, 01/10/2028		6,400,000	3,612,318
12.500%, 01/05/2022		3,600,000	2,350,663

			5,962,981
Canada - 0.22%
Government of Canada
2.000%, 12/01/2014		4,200,000	3,907,812
4.500%, 06/01/2015		600,000	623,209

			4,531,021
France - 0.22%
Government of France
2.500%, 01/15/2015	EUR	3,400,000	4,674,935
Japan - 2.82%
Government of Japan
0.00%, 03/29/2010	JPY	5,180,000,000	58,298,540
Mexico - 0.07%
Government of Mexico
6.050%, 01/11/2040		$1,400,000	1,379,000

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $74,025,124)			$74,846,477

CORPORATE BONDS - 26.17%
Banks - 7.18%
American Express Bank FSB
5.500%, 04/16/2013		3,500,000	3,743,653
6.000%, 09/13/2017		200,000	211,959
American Express Centurion Bank
0.311%, 07/13/2010		300,000	299,926
6.000%, 09/13/2017		200,000	211,959
ANZ National International, Ltd.
6.200%, 07/19/2013 (S)		3,100,000	3,414,073
Bank of China Hong Kong, Ltd.
5.550%, 02/11/2020 (S)		700,000	684,944
Barclays Bank PLC
5.000%, 09/22/2016		9,700,000	9,903,099
5.450%, 09/12/2012		23,000,000	24,948,353
6.050%, 12/04/2017 (S)		2,900,000	2,975,090
BNP Paribas
5.186%, 06/29/2049 (P)(S)		7,600,000	6,549,376
Citibank NA
1.875%, 05/07/2012 to 06/04/2012		2,800,000	2,843,218
Danske Bank A/S
2.500%, 05/10/2012 (S)		2,500,000	2,562,328

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banks (continued)
Deutsche Bank AG
6.000%, 09/01/2017	$4,600,000	$5,074,274
Dexia Credit Local
0.899%, 09/23/2011 (P)(S)	5,200,000	5,239,588
Fortis Bank Nederland Holding NV
3.000%, 04/17/2012	500,000	702,506
GMAC LLC
6.000%, 12/15/2011	400,000	392,124
GMAC, Inc.
8.300%, 02/12/2015 (S)	3,900,000	3,934,125
Intesa Sanpaolo/new York
2.375%, 12/21/2012	12,700,000	12,769,456
KeyBank NA
2.506%, 06/02/2010 (P)	4,400,000	4,422,273
Korea Development Bank
0.390%, 04/06/2010 (P)	9,900,000	9,880,517
National Australia Bank, Ltd.
5.350%, 06/12/2013 (S)	2,600,000	2,822,035
Northern Rock PLC
5.625%, 06/22/2017 (S)	15,300,000	15,069,123
Royal Bank of Scotland Group PLC
6.990%, 10/29/2049 (P)(S)	6,800,000	4,488,000
7.648%, 08/31/2049 (P)	5,000,000	4,037,500
Royal Bank of Scotland PLC
0.650%, 04/08/2011 (P)(S)	4,000,000	4,008,096
2.625%, 05/11/2012 (S)	2,400,000	2,454,974
3.000%, 12/09/2011 (S)	5,900,000	6,082,304
Swedbank AB
3.625%, 12/02/2011	100,000	140,879
Wachovia Corp.
0.381%, 10/15/2011 (P)	1,100,000	1,094,154
5.750%, 02/01/2018	6,200,000	6,540,219
Westpac Banking Corp.
0.731%, 07/16/2014 (P)(S)	1,000,000	1,005,899

		148,506,024
Biotechnology - 0.49%
Amgen, Inc.
6.150%, 06/01/2018	9,100,000	10,163,799
Building Materials - 0.15%
C8 Capital SPV, Ltd.
6.640%, 12/31/2049 (P)(S)	4,500,000	3,149,505
Chemicals - 0.44%
Rohm & Haas Company
6.000%, 09/15/2017	1,500,000	1,591,040
The Dow Chemical Company
4.850%, 08/15/2012	7,100,000	7,557,609

		9,148,649
Commercial Services - 0.73%
President and Fellows of Harvard College
6.500%, 01/15/2039 (S)	12,900,000	15,195,942
Computers - 0.25%
Dell, Inc.
4.700%, 04/15/2013	4,800,000	5,172,082
Diversified Financial Services - 12.96%
Allstate Life Global Funding Trusts
5.375%, 04/30/2013	2,500,000	2,724,958
American Express Company
7.000%, 03/19/2018	2,700,000	3,028,747
American Express Credit Corp.
5.875%, 05/02/2013	2,300,000	2,493,409

The accompanying notes are an integral part of the financial statements.	257

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
American Express Travel Related Services
Company, Inc.
5.250%, 11/21/2011 (S)	$1,366,000	$1,432,836
American General Finance Corp.
6.900%, 12/15/2017	3,300,000	2,366,928
BAC Capital Trust VII
5.250%, 08/10/2035	1,000,000	1,006,368
8.250%, 03/15/2042 (P)	2,900,000	2,984,245
Bank of America Corp.
0.580%, 08/15/2016 (P)	1,100,000	927,804
2.100%, 04/30/2012	10,800,000	11,030,483
6.000%, 10/15/2036	900,000	821,128
6.500%, 08/01/2016	7,900,000	8,492,192
Bear Stearns Companies, Inc.
0.370%, 05/18/2010 (P)	4,600,000	4,601,914
0.460%, 08/15/2011 (P)	200,000	199,872
4.924%, 09/26/2013 (P)	3,600,000	4,775,113
6.950%, 08/10/2012	4,100,000	4,566,322
C10 Capital SPV, Ltd.
6.722%, 12/01/2049 (P)(S)	1,700,000	1,234,778
Caelus Re, Ltd.
6.504%, 06/07/2011 (P)(S)	1,200,000	1,193,400
CIT Group, Inc.
7.000%, 05/01/2013 to 05/01/2017	3,468,373	3,141,678
Citigroup Capital XXI, (8.300% to
12/21/2037, then 3 month
LIBOR +417 bps)
8.300%, 12/21/2057 (P)	20,525,000	19,036,938
Citigroup Funding, Inc.
2.250%, 12/10/2012	2,100,000	2,142,000
Citigroup, Inc.
2.125%, 04/30/2012	1,500,000	1,531,515
4.750%, 02/10/2019	1,500,000	1,843,373
5.300%, 10/17/2012	800,000	840,466
5.500%, 08/27/2012 to 10/15/2014	20,800,000	21,624,698
5.625%, 08/27/2012	1,700,000	1,790,173
5.850%, 07/02/2013	600,000	633,845
6.000%, 08/15/2017	900,000	906,528
6.125%, 08/25/2036	3,500,000	3,010,077
8.500%, 05/22/2019	2,200,000	2,538,705
Countrywide Financial Corp.
5.800%, 06/07/2012	3,200,000	3,407,798
Countrywide Home Loan
4.000%, 03/22/2011	600,000	617,995
Credit Agricole SA
0.302%, 05/28/2010 (P)(S)	2,700,000	2,699,681
Ford Motor Credit Company LLC
3.001%, 01/13/2012 (P)	1,300,000	1,218,750
7.250%, 10/25/2011	100,000	101,374
7.375%, 02/01/2011	1,400,000	1,428,035
7.875%, 06/15/2010	300,000	302,405
8.000%, 12/15/2016	1,000,000	1,004,138
8.625%, 11/01/2010	100,000	102,500
General Electric Capital Corp.
2.000%, 09/28/2012	4,200,000	4,261,488
3.000%, 12/09/2011	16,100,000	16,704,475
5.500%, 09/15/2067	9,900,000	10,784,270
6.375%, 11/15/2067 (P)	4,100,000	3,649,000
HSBC Holdings PLC
6.500%, 05/02/2036 to 09/15/2037	2,100,000	2,158,468
International Lease Finance Corp.
0.472%, 05/24/2010 (P)	18,700,000	18,494,768
JPMorgan Chase & Company, MTN
6.000%, 01/15/2018	2,300,000	2,491,050

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
JPMorgan Chase Bank NA
6.000%, 10/01/2017	$3,900,000	$4,192,305
JPMorgan Chase Capital XX
6.550%, 09/29/2036	400,000	374,307
LeasePlan Corp. NV
3.125%, 02/10/2012	1,900,000	2,668,985
Lehman Brothers Holdings, Inc.
1.000%, 08/21/2009 (H)	2,300,000	511,750
4.701%, 12/23/2010 (H)	10,000,000	2,225,000
5.374%, 11/24/2008 (H)	1,200,000	267,000
5.415%, 12/23/2008 (H)	400,000	89,000
5.460%, 04/03/2009 to 11/16/2009 (H)	5,400,000	1,201,500
5.500%, 05/25/2010 (H)	800,000	178,000
6.875%, 05/02/2018 (H)	1,100,000	253,000
Longpoint Re, Ltd.
5.503%, 05/08/2010 (P)(S)	1,200,000	1,201,560
Merrill Lynch & Company, Inc.
6.050%, 08/15/2012	900,000	967,051
6.400%, 08/28/2017	3,100,000	3,227,593
6.875%, 04/25/2018	7,600,000	8,007,732
Morgan Stanley
2.350%, 05/14/2010 (P)	5,000,000	5,020,465
3.250%, 12/01/2011	2,900,000	3,020,701
6.250%, 08/28/2017	800,000	844,390
Mystic Re, Ltd.
10.254%, 06/07/2011 (P)(S)	700,000	716,450
Santander Perpetual SA
6.671%, 10/29/2049 (P)(S)	5,600,000	5,628,000
SLM Corp.
0.478%, 10/25/2011 (P)	200,000	188,554
0.964%, 11/15/2011 (P)	5,400,000	6,801,423
1.044%, 06/17/2013	2,100,000	2,344,762
5.375%, 05/15/2014	500,000	463,564
Societe Financement de
l’Economie Francaise
0.451%, 07/16/2012 (P)(S)	2,000,000	2,017,500
3.375%, 05/05/2014 (S)	5,100,000	5,312,058
Societe Financement de l’Economie
Francaise, EMTN
2.125%, 05/20/2012 (P)(S)	800,000	1,111,338
State Street Capital Trust IV
0.00%, 06/15/2037 (N)	400,000	277,800
The Goldman Sachs Group, Inc.
5.625%, 01/15/2017	2,000,000	2,040,094
6.150%, 04/01/2018	7,500,000	7,922,333
6.250%, 09/01/2017	5,400,000	5,813,591
6.375%, 05/02/2018	700,000	1,058,729
TNK-BP Finance SA
6.125%, 03/20/2012 (S)	500,000	515,650
TransCapitalInvest, Ltd.
8.700%, 08/07/2018 (S)	1,000,000	1,172,882
UBS AG
1.169%, 05/05/2010 (P)	300,000	300,536
1.351%, 02/23/2012	3,100,000	3,100,456
5.750%, 04/25/2018	1,900,000	1,959,880
5.875%, 12/20/2017	2,100,000	2,187,803
USB Capital IX
6.189%, 03/29/2049 (P)	300,000	247,500
ZFS Finance USA Trust IV
5.875%, 05/09/2032 (P)(S)	321,000	291,134

		268,069,064
Food - 0.19%
Kraft Foods, Inc.
6.125%, 02/01/2018	2,500,000	2,742,725

The accompanying notes are an integral part of the financial statements.	258

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Food (continued)
Kraft Foods, Inc. (continued)
6.875%, 02/01/2038	$1,100,000	$1,197,888

		3,940,613
Insurance - 1.78%
American International Group, Inc.
0.353%, 03/20/2012 (P)	4,200,000	3,829,984
MetLife, Inc.
6.400%, 12/15/2036	900,000	774,000
Metropolitan Life Global Funding I
0.290%, 05/17/2010 (P)(S)	5,000,000	5,002,240
0.651%, 07/13/2011 (P)	12,100,000	12,095,063
Monumental Global Funding, Ltd.
5.500%, 04/22/2013 (S)	1,900,000	2,025,178
Pacific Lifecorp.
6.000%, 02/10/2020 (S)	700,000	694,310
Pricoa Global Funding I
0.348%, 01/30/2012 (P)(S)	3,200,000	3,126,160
0.450%, 09/27/2013 (P)(S)	2,700,000	2,569,895
Principal Life Income Funding Trusts
5.300%, 04/24/2013	2,200,000	2,379,062
5.550%, 04/27/2015	3,500,000	3,752,830
Residential Reinsurance 2007, Ltd.
10.505%, 06/07/2010 (P)(S)	600,000	609,720

		36,858,442
Investment Companies - 0.08%
Temasek Financial I, Ltd.
4.300%, 10/25/2019 (S)	1,600,000	1,588,326
Media - 0.07%
Comcast Corp.
5.875%, 02/15/2018	700,000	750,996
6.450%, 03/15/2037	700,000	718,135

		1,469,131
Oil & Gas - 0.39%
Gaz Capital for Gazprom
6.212%, 11/22/2016 (S)	500,000	501,875
Petroleos Mexicanos
8.000%, 05/03/2019	6,500,000	7,540,000

		8,041,875
Pharmaceuticals - 0.11%
AstraZeneca PLC
5.900%, 09/15/2017	1,000,000	1,132,728
6.450%, 09/15/2037	1,000,000	1,126,214

		2,258,942
Pipelines - 0.14%
NGPL PipeCo LLC
6.514%, 12/15/2012 (S)	2,600,000	2,865,803
Savings & Loans - 0.15%
Nationwide Building Society
6.250%, 02/25/2020 (S)	3,000,000	3,045,969
Semiconductors - 0.09%
Sensata Technologies, Inc.
7.110%, 04/27/2013	1,944,584	1,824,263
Telecommunications - 0.89%
Cellco Partnership / Verizon Wireless
Capital LLC
2.851%, 05/20/2011	14,700,000	15,155,862
Telecom Italia Capital SA
0.861%, 07/18/2011 (P)	3,200,000	3,178,378

		18,334,240

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Tobacco - 0.08%
Philip Morris International, Inc.
5.650%, 05/16/2018	$1,600,000	$1,729,486

TOTAL CORPORATE BONDS (Cost $539,055,745)		$541,362,155

MUNICIPAL BONDS - 2.22%
California - 0.90%
Los Angeles Unified School District
4.500%, 07/01/2023	5,000,000	5,123,950
6.758%, 07/01/2034	1,700,000	1,773,899
San Diego Tobacco Settlement Revenue
Funding Corp.
7.125%, 06/01/2032	1,495,000	1,058,520
State of California
5.650%, 04/01/2039	800,000	831,672
7.500%, 04/01/2034	2,600,000	2,554,292
7.550%, 04/01/2039	900,000	886,365
Tobacco Securitization Authority of
Southern California
5.125%, 06/01/2046	1,500,000	1,004,640
University of California
6.270%, 05/15/2031	5,300,000	5,365,932

		18,599,270
Illinois - 0.41%
Chicago Illinois Transit Authority
6.300%, 12/01/2021	300,000	327,633
6.300%, 12/01/2021	100,000	107,390
6.899%, 12/01/2040	2,600,000	2,868,762
6.899%, 12/01/2040	2,700,000	2,907,846
Illinois Municipal Electric Agency
6.832%, 02/01/2035	200,000	223,948
State of Illinois
4.071%, 01/01/2014	2,100,000	2,151,093

		8,586,672
Iowa - 0.04%
Tobacco Settlement Authority of
Iowa, Series A
6.500%, 06/01/2023	960,000	862,224
Louisiana - 0.13%
State of Louisiana
3.000%, 05/01/2043 (P)	2,600,000	2,636,062
Nevada - 0.08%
County of Clark
6.820%, 07/01/2045	1,400,000	1,435,952
Truckee Meadows Nevada Water
Authority, Series A
5.000%, 07/01/2036	200,000	194,284

		1,630,236
New Jersey - 0.42%
New Jersey State Turnpike Authority
7.414%, 01/01/2040	7,400,000	8,797,490
North Carolina - 0.01%
North Carolina Turnkpike Authority
6.700%, 01/01/2039	300,000	313,386
West Virginia - 0.13%
Tobacco Settlement Finance Authority of
West Virginia
7.467%, 06/01/2047	3,160,000	2,598,847

The accompanying notes are an integral part of the financial statements.	259

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Wisconsin - 0.10%
Badger Tobacco Asset Securitization Corp.
6.125%, 06/01/2027	$1,865,000	$2,011,216

TOTAL MUNICIPAL BONDS (Cost $44,288,850)		$46,035,403

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.32%
American Home Mortgage Investment
Trust, Series 2004-4, Class 4A
2.484%, 02/25/2045 (P)	188,796	147,866
Bear Stearns Adjustable Rate
Mortgage Trust
Series 2004-8, Class 2A1,
3.605%, 11/25/2034 (P)	2,780,366	2,448,316
Series 2004-9, Class 22A1,
4.141%, 11/25/2034 (P)	817,297	776,069
Bear Stearns Alt-A Trust,
Series 2005-7, Class 22A1
5.201%, 09/25/2035 (P)	1,003,477	744,152
Bear Stearns Commercial
Mortgage Securities
Series 2007-PW15, Class A4,
5.331%, 02/11/2044	400,000	370,279
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)	1,000,000	1,009,374
Series 2007-PW18, Class A4,
5.700%, 06/11/2050	4,300,000	4,084,602
Bear Stearns Mortgage Funding Trust,
Series 2007-AR1, Class 2A1
0.298%, 02/25/2037 (P)	696,739	680,532
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class 1A1,
2.990%, 12/25/2035 (P)	879,301	803,663
Series 2005-11, Class A2A,
4.700%, 12/25/2035 (P)	394,323	361,918
Commercial Mortgage Pass-Through
Certificates, Series 2006-C8, Class A4
5.306%, 12/10/2046	2,900,000	2,654,549
Countrywide Alternative Loan Trust
Series 2005-81, Class A1,
0.508%, 02/25/2037 (P)	6,390,901	3,499,035
Series 2005-62, Class 2A1,
1.480%, 12/25/2035 (P)	10,107,322	5,707,985
Countrywide Home Loan Mortgage Pass
Through Trust
Series 2004-HYB9, Class 1A1,
3.396%, 02/20/2035 (P)	3,321,593	2,839,025
Series 2004-22, Class A3,
3.509%, 11/25/2034 (P)	1,916,965	1,634,480
Series 2005-HYB9, Class 3A2A,
5.250%, 02/20/2036 (P)	494,956	370,427
Credit Suisse Mortgage Capital
Certificates, Series 2006-C2, Class A3
5.657%, 03/15/2039 (P)	300,000	281,597
CS First Boston Mortgage Securities Corp.,
Series 2005-C6, Class A1
4.938%, 12/15/2040	155,495	155,796
Deutsche ALT-A Securities, Inc. Alternate
Loan Trust,
Series 2007-AR1, Class A3B
0.298%, 01/25/2047 (P)	418,455	405,283
Federal Home Loan Mortgage Corp.
Series 2007-3335, Class BF,
0.380%, 07/15/2019 (P)	2,296,759	2,291,117
Series 3335, Class FT,
0.380%, 08/15/2019 (P)	5,306,065	5,292,172

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 3149, Class LF,
0.530%, 05/15/2036 (P)	$1,413,859	$1,392,104
Series 2637, Class F,
0.630%, 06/15/2018 (P)	220,704	219,326
Series T-63, Class 1A1,
1.681%, 02/25/2045 (P)	175,092	164,822
Series 3036, Class NA,
5.000%, 07/15/2024	516,590	516,815
Federal National Mortgage Association
Series 2007-73, Class A1,
0.288%, 07/25/2037 (P)	3,446,119	3,300,906
Series 2005-120, Class NF,
0.328%, 01/25/2021 (P)	8,381,112	8,354,709
Series 2003-W6, Class F,
0.578%, 09/25/2042 (P)	1,611,207	1,511,372
Series 2006-5, Class 3A2,
3.805%, 05/25/2035 (P)	290,250	279,387
Series 2003-37, Class HY,
5.000%, 12/25/2016	3,929,576	4,023,956
Series 2003-21, Class M,
5.000%, 02/25/2017	264,227	272,674
Series 2005-33, Class QA,
5.000%, 06/25/2027	536,394	543,662
Greenpoint Mortgage Funding Trust
Series 2006-AR6, Class A1A,
0.308%, 10/25/2046 (P)	855,036	774,377
Series 2006-AR8, Class 1A1A,
0.308%, 01/25/2047 (P)	1,071,557	980,838
Greenwich Capital Commercial Funding
Corp., Series 2005-GG3, Class A4
4.799%, 08/10/2042 (P)	100,000	100,886
Greenwich Capital Commercial Funding
Corp., Series 2007-GG9, Class A4
5.444%, 03/10/2039	1,400,000	1,330,010
GS Mortgage Securities Corp II,
Series 2007-EOP, Class A1
0.318%, 03/06/2020 (P)(S)	2,832,257	2,727,987
GS Mortgage Securities Corp. II,
Series 2007-GG10, Class A4
5.804%, 08/10/2045 (P)	1,400,000	1,247,388
GSR Mortgage Loan Trust,
Series 2005-AR7, Class 6A1
5.219%, 11/25/2035 (P)	2,404,938	2,195,915
HSBC Asset Loan Obligation,
Series 2007-WF1, Class A1
0.288%, 12/25/2036 (P)	3,331,688	2,721,112
Indymac Index Mortgage Loan Trust,
Series 2006-AR14, Class 1A1A
0.318%, 11/25/2046 (P)	314,106	308,741
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049	400,000	365,077
Series 2007-LD11, Class ASB,
5.818%, 06/15/2049 (P)	100,000	100,953
Series 2007-LD12, Class A4,
5.882%, 02/15/2051 (P)	1,000,000	954,382
JPMorgan Mortgage Trust,
Series 2005-A1, Class 6T1
5.015%, 02/25/2035 (P)	1,209,942	1,204,519
JPMorgan Mortgage Trust,
Series 2005-S3, Class 1a2
5.750%, 01/25/2036	399,123	342,060

The accompanying notes are an integral part of the financial statements.	260

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp.,
Series 2006-LDP9, Class A3
5.336%, 05/15/2047	$3,000,000	$2,783,385
LB-UBS Commercial Mortgage Trust,
Series 2005-C7, Class A1
4.990%, 11/15/2030	216,412	217,235
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.508%, 10/25/2034 (P)	58,753	49,564
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
0.671%, 12/15/2030 (P)	4,066,686	3,661,520
Merrill Lynch Commercial Trust
2008-LAQ
1.000%, 07/09/2021	5,000,000	4,339,040
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A,
0.438%, 02/25/2036 (P)	1,024,894	706,019
Series 2005-3, Class 4A,
0.478%, 11/25/2035 (P)	265,985	192,648
Series 2005-2, Class 3A,
1.230%, 10/25/2035 (P)	507,112	403,265
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-6, Class A4
5.485%, 03/12/2051 (P)	2,000,000	1,694,215
Morgan Stanley Capital I
Series 2007-XLFA, Class A1,
0.289%, 10/15/2020 (P)(S)	680,941	614,886
Series 2007-IQ16, Class A4,
5.809%, 12/12/2049 (P)	200,000	188,059
Structured Asset Mortgage
Investments, Inc.
Series 2007-AR2, Class 2A1,
0.358%, 03/25/2037 (P)	2,968,540	1,564,872
Series 2005-AR5, Class A3,
0.478%, 07/19/2035 (P)	2,045,564	1,894,077
Series 2005-AR8, Class A1A,
0.508%, 02/25/2036 (P)	591,986	332,066
Thornburg Mortgage Securities Trust
Series 2006-6, Class A1,
0.338%, 11/25/2046 (P)	1,183,961	1,151,369
Series 2006-5, Class A1,
0.348%, 10/25/2046 (P)	3,131,489	3,031,298
Wachovia Bank Commercial
Mortgage Trust
Series 2007-WHL8, Class A1,
0.311%, 06/15/2020 (P)(S)	3,221,791	2,782,817
Series 2006-WL7A, Class A1,
0.321%, 09/15/2021 (P)(S)	6,427,452	5,715,797
WaMu Mortgage Pass-Through
Certificates,
Series 2002-AR17, Class 1A
1.670%, 11/25/2042 (P)	197,737	146,740
Washington Mutual, Inc.
Series 2005-AR19, Class A1A1,
0.498%, 12/25/2045 (P)	2,878,616	2,183,205
Series 2001-7, Class A,
1.759%, 05/25/2041 (P)	156,845	142,766
Wells Fargo Mortgage Backed
Securities Trust
Series 2004-CC, Class A1,
4.942%, 01/25/2035 (P)	2,160,277	2,109,076

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Wells Fargo Mortgage Backed Securities
Trust (continued)
Series 2006-AR2, Class 2A1,
4.950%, 03/25/2036 (P)	$2,002,547	$1,770,600

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $121,992,724)		$110,166,734

ASSET BACKED SECURITIES - 2.11%
Access Group, Series 2008-1, Class A
1.548%, 10/27/2025 (P)	10,429,504	10,775,539
BA Credit Card Trust,
Series 2008-A5, Class A5
1.431%, 12/16/2013 (P)	5,100,000	5,143,885
Bank of America Auto Trust,
Series 2009-1A, Class A2
1.700%, 12/15/2011 (S)	1,600,000	1,607,467
Bear Stearns Asset Backed Securities
Trust, Series 2007-HE5, Class 1A1
0.318%, 06/25/2047 (P)	683,050	650,676
Bear Stearns Asset Backed Securities, Inc.,
Series 2007-HE1, Class 21A1
0.288%, 01/25/2037 (P)	1,670,586	1,550,717
BNC Mortgage Loan Trust,
Series 2007-2, Class A2
0.328%, 05/25/2037 (P)	1,420,927	1,259,810
Carrington Mortgage Loan Trust,
Series 2005-NC5, Class A2
0.548%, 10/25/2035 (P)	1,171,888	1,081,431
Countrywide Asset-Backed Certificates
Series 2006-18, Class 2A1,
0.278%, 03/25/2037 (P)	38,011	37,877
Series 2007-1, Class 2A1,
0.278%, 07/25/2037 (P)	4,409,857	4,200,889
Series 2006-15, Class A1,
0.338%, 10/25/2046 (P)	250,478	245,167
Credit-Based Asset Servicing and
Securitization LLC,
Series 2007-SP1, Class A1
0.318%, 12/25/2037 (P)(S)	149,546	148,693
First Franklin Mortgage Loan Asset
Backed Certificates
Series 2007-FF1, Class A2A,
0.268%, 01/25/2038	336,049	330,883
Series 2006-FF15, Class A3,
0.278%, 11/25/2036 (P)	624,578	610,525
Ford Credit Auto Owner Trust
1.210%, 01/15/2012	2,100,000	2,107,330
Series 2009-C, Class A2,
2.000%, 12/15/2011	700,000	703,246
GE Capital Commercial Mortgage Corp.,
Series 2002-3A, Class A1
4.229%, 12/10/2037	2,042,578	2,064,931
GSAMP Trust,
Series 2007-FM1, Class A2A
0.298%, 12/25/2036 (P)	850,858	546,778
HFC Home Equity Loan Asset Backed
Certificates, Series 2005-1, Class A
0.518%, 01/20/2034 (P)	2,248,899	2,022,704
HSI Asset Securitization Corp. Trust,
Series 2006-HE2, Class 2A1
0.278%, 12/25/2036 (P)	247,086	190,544
JPMorgan Mortgage Acquisition Corp.
Series 2006-WMC3, Class A2,
0.278%, 08/25/2036 (P)	3,575	3,575

The accompanying notes are an integral part of the financial statements.	261

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
JPMorgan Mortgage Acquisition
Corp. (continued)
Series 2007-HE1, Class AV1,
0.288%, 03/25/2047 (P)	$1,308,383	$948,108
Series 2006-HE3, Class A2,
0.298%, 11/25/2036 (P)	19,980	19,836
Master Asset Backed Securities Trust,
Series 2007-HE1, Class A1
0.308%, 05/25/2037 (P)	684,666	652,252
Morgan Stanley Asset Backed Securities
Capital I
Series 2006-NC5, Class A2A,
0.268%, 10/25/2036 (P)	154,797	152,531
Series 2007-HE1, Class A2A,
0.279%, 11/25/2036 (P)	454,192	445,077
Option One Mortgage Loan Trust,
Series 2007-1, Class 2A1
0.278%, 01/25/2037 (P)	59,128	58,745
Park Place Securities, Inc.,
Series 2004-MCW1, Class A1
0.541%, 10/25/2034 (P)	1,334,171	1,286,627
SBI Heloc Trust,
Series 2006-1A, Class 1A2A
0.398%, 08/25/2036 (P)(S)	202,224	193,186
Securitized Asset Backed Receivables LLC
Trust, Series 2007-HE1,
Class A2A ,Class A2A
0.288%, 12/25/2036 (P)	634,574	264,905
Small Business Administration
Participation Certificates
5.290%, 12/01/2027	1,826,190	1,973,332
Specialty Underwriting & Residential
Finance, Series 2007-BC1,
Class A2A ,Class A2A
0.288%, 01/25/2038 (P)	1,378,037	1,063,513
Structured Asset Securities Corp.
Series 2006-BC3, Class A2,
0.278%, 10/25/2036 (P)	409,419	405,124
Series 2006-11, Class A1,
3.659%, 10/25/2035 (P)(S)	1,026,371	863,489

TOTAL ASSET BACKED SECURITIES (Cost $45,309,077)		$43,609,392

TERM LOANS - 0.35%
Diversified Financial Services - 0.35%
Chrysler Finance Company
9.000%, 08/03/2012 (P)	5,920,000	5,844,520
CIT Group, Inc.
1.000%, 01/18/2012 (P)	1,350,000	1,395,563

		7,240,083

TOTAL TERM LOANS (Cost $7,067,282)		$7,240,083

PREFERRED STOCKS - 0.52%
Diversified Financial Services - 0.00%
American International Group,
Inc. 8.500%	6,200	61,380
Banks - U.S. - 0.51%
Wells Fargo & Company, Series L 7.500%	11,000	10,483,000
Automobiles And Trucks - 0.01%
General Motors Corp., Series B 5.250%	20,000	133,600

TOTAL PREFERRED STOCKS (Cost $7,677,500)		$10,677,980

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 37.71%
Repurchase Agreement - 35.33%
Bank of America Tri-Party Repurchase
Agreement dated 02/26/2010 at 0.10%
to be repurchased at $70,500,588 on
03/01/2010, collateralized by
$22,109,000 U.S. Treasury Bonds,
4.25% due 05/15/2039 (valued at
$21,319,267, including interest) and
$39,037,000 U.S. Treasury Bonds,
6.875% due 08/15/2025 (valued at
$50,793,055, including interest)	$70,500,000	$70,500,000
Barclays Tri-Party Repurchase Agreement
dated 02/26/2010 at 0.10% to be
repurchased at $124,001,033 on
03/01/2010, collateralized by
$45,915,000 U.S. Treasury Bonds,
7.625% due 11/15/2022 (valued at
$63,426,198, including interest) and
$59,212,000, U.S. Treasury Bonds,
2.50% due 01/15/2029 (valued at
$63,407,790, including interest)	124,000,000	124,000,000
Barclays Tri-Party Repurchase Agreement
dated 02/26/2010 at 0.12% to be
repurchased at $89,700,897 on
03/01/2010, collateralized by
$56,159,000 U.S. Treasury Notes,
1.875% due 07/15/2013 (valued at
$70,525,029, including interest) and
$20,759,947 Government National
Mortgage Association, 5.50% due
10/20/2039 (valued at $21,985,663,
including interest)	89,700,000	89,700,000
Barclays Tri-Party Repurchase Agreement
dated 02/26/2010 at 0.13% to be
repurchased at $42,600,462 on
03/01/2010, collateralized by
$43,148,000 Federal Home Loan
Mortgage Corp., 4.34% due 12/18/2017
(valued at $43,717,424,
including interest)	42,600,000	42,600,000
BNP Tri-Party Repurchase Agreement
dated 02/26/2010 at 0.10% to be
repurchased at $206,501,721 on
03/01/2010, collateralized by
$192,796,400 U.S. Treasury Notes,
4.50% due 03/31/2012 (valued at
$210,867,752, including interest)	206,500,000	206,500,000
JPMorgan Tri-Party Repurchase Agreement
dated 02/26/2010 at 0.10% to be
repurchased at $8,000,067 on
03/01/2010, collateralized by
$7,970,100 U.S. Treasury Notes, 2.375%
due 08/31/2014 (valued at $8,178,269,
including interest)	8,000,000	8,000,000
Morgan Stanley Tri-Party Repurchase
Agreement dated 02/26/2010 at 0.10%
to be repurchased at $144,601,205 on
03/01/2010, collateralized by
$105,235,000 U.S. Treasury Notes,
0.875% due 01/31/2012 (valued at
$105,531,337, including interest) and
$42,100,000 U.S. Treasury Bonds,
1.375% due 02/15/2031 (valued at
$42,170,215, including interest)	144,600,000	144,600,000

The accompanying notes are an integral part of the financial statements.	262

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Morgan Stanley Tri-Party Repurchase
Agreement dated 02/26/2010 at 0.11%
to be repurchased at $41,300,379 on
03/01/2010, collateralized by
$42,190,000 Federal Home Loan
Mortgage Corp., 1.00% due 02/10/2012
(valued at $42,129,246,
including interest)	$41,300,000	$41,300,000
Repurchase Agreement with State Street
Corp. dated 02/26/2010 at 0.01% to be
repurchased at $3,683,003 on
03/01/2010, collateralized by
$3,760,000 Federal Home Loan
Mortgage Corp., 0.00% due 03/29/2010
(valued at $3,758,120, including interest)	3,683,000	3,683,000

		730,883,000
Short-Term Securities* - 2.38%
U.S. Treasury Bills
0.108%, 04/01/2010 (F)	36,933,000	36,932,301
0.740%, 03/11/2010 (F)	12,120,000	12,119,916
U.S. Treasury Bills, 0.010% 03/18/2010 (F)	90,000	89,998

		49,142,215

TOTAL SHORT-TERM INVESTMENTS (Cost $780,025,216)		$780,025,215

Total Investments (Total Return Fund)
(Cost $2,362,874,784) - 114.22%		$2,362,716,865
Other assets and liabilities, net - (14.22%)		(294,142,852)

TOTAL NET ASSETS - 100.00%		$2,068,574,013

Schedule of Securities Sold Short
	Principal
	Amount	Value

Federal National Mortgage Association - (0.92)%
5.500%, TBA	$(4,000,000)	$(4,264,688)
6.000%, TBA	(14,000,000)	(14,853,125)

		(19,117,813)

TOTAL SECURITIES SOLD SHORT (Cost $(19,101,211)) $		(19,117,813)

U.S. Government Securities Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 41.75%
Federal Home Loan Mortgage Corp. - 5.24%
5.000%, TBA (B)	$3,000,000	$3,107,796
5.000%, 08/01/2035	2,498,013	2,604,569
5.500%, 11/01/2035	705,055	748,350
5.792%, 01/01/2037 (P)	1,020,103	1,075,571
6.000%, 10/01/2010 to 12/01/2028	243,387	264,476
7.000%, 02/01/2011 to 06/01/2032	282,423	305,446
9.000%, 10/01/2017	3,408	3,825
9.500%, 08/01/2020	16,011	18,434
11.750%, 12/01/2013	155	157
12.000%, 07/01/2020	2,705	3,081

		8,131,705

U.S. Government Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal National Mortgage Association - 16.07%
4.750%, 11/19/2012	$2,520,000	$2,746,545
5.000%, 12/01/2019 to 06/01/2035	3,276,008	3,468,437
5.500%, 04/01/2018 to 08/01/2037	8,797,762	9,344,590
5.735%, 08/01/2037 (P)	1,416,829	1,489,883
6.000%, 02/01/2037	4,571,467	4,887,898
6.500%, 02/01/2026 to 09/01/2037	1,888,217	2,050,947
7.000%, 07/01/2022 to 01/01/2034	438,267	475,170
7.500%, 09/01/2029 to 02/01/2031	93,205	102,855
8.000%, 06/01/2017 to 03/01/2033	212,202	237,040
8.500%, 08/01/2019	58,066	65,738
9.000%, 05/01/2021	3,204	3,525
11.500%, 09/15/2013 to 09/01/2019	13,342	14,863
12.000%, 01/01/2013 to 04/20/2016	33,939	38,621
12.500%, 01/01/2013 to 09/20/2015	7,478	8,328
13.500%, 11/15/2014	3,915	4,259

		24,938,699
Government National Mortgage Association - 0.78%
5.000%, TBA (B)	700,000	728,383
6.500%, 02/15/2034 to 09/15/2034	234,769	258,469
7.500%, 03/15/2026 to 12/15/2027	105,589	116,465
8.500%, 06/15/2025	98,906	111,645
11.000%, 09/15/2015	482	559

		1,215,521
Treasury Inflation Protected Securities (D) - 1.16%
2.000%, 01/15/2026 (F)	914,004	911,719
2.375%, 01/15/2027 (F)	192,762	201,376
2.500%, 01/15/2029	643,763	682,741

		1,795,836
U.S. Treasury Bonds - 9.57%
3.000%, 02/28/2017	4,050,000	4,041,773
3.125%, 01/31/2017	2,480,000	2,497,050
3.500%, 02/15/2039	2,110,000	1,760,531
4.375%, 11/15/2039	2,980,000	2,904,570
4.500%, 08/15/2039	2,450,000	2,438,899
4.625%, 02/15/2040	890,000	903,906
8.750%, 05/15/2020	210,000	301,383

		14,848,112
U.S. Treasury Notes - 8.84%
0.750%, 11/30/2011	1,600,000	1,602,312
1.000%, 12/31/2011	240,000	241,200
2.250%, 01/31/2015	760,000	760,237
2.625%, 12/31/2014	410,000	417,912
3.000%, 09/30/2016	100,000	100,469
3.125%, 10/31/2016	1,460,000	1,475,854
3.375%, 11/15/2019	3,660,000	3,596,235
3.625%, 02/15/2020	4,320,000	4,331,474
4.750%, 08/15/2017	1,070,000	1,187,450

		13,713,143
Tennessee Valley Authority - 0.09%
5.250%, 09/15/2039	140,000	141,918

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $63,023,757)		$64,784,934

COLLATERALIZED MORTGAGE
OBLIGATIONS - 7.89%
American Home Mortgage Assets,
Series 2006-3, Class 3A12
0.419%, 10/25/2046 (P)	920,762	461,052

The accompanying notes are an integral part of the financial statements.	263

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

U.S. Government Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
American Home Mortgage Investment Trust,
Series 2006-2, Class 1A1
0.309%, 06/25/2046 (P)	$52,983	$52,105
Bear Stearns Alt-A Trust,
Series 2004-11, Class 2A2
3.697%, 11/25/2034 (P)	464,606	323,470
Countrywide Alternative Loan Trust
Series 2006-OA10, Class 4A1,
0.419%, 08/25/2046 (P)	1,092,601	569,218
Series 2006-OA11, Class A4,
0.419%, 09/25/2046 (P)	1,157,651	497,975
Series 2006-OA9, Class 2A1B,
0.429%, 07/20/2046 (P)	1,217,420	517,879
Series 2006-OA7, Class 3A1,
0.439%, 06/25/2046 (P)	674,837	328,304
Series 2005-17, Class 2A1,
0.469%, 07/25/2035 (P)	390,062	207,906
Series 2005-59, Class 1A1,
0.559%, 11/20/2035 (P)	299,144	156,863
Federal Home Loan Mortgage Corp.,
Series 2525, Class AM
4.500%, 04/15/2032	240,246	227,677
Federal National Mortgage Association
Whole Loan
Series 2005-W3, Class 2AF,
0.449%, 03/25/2045 (P)	407,976	369,452
Series 2003-W12, Class 2A7,
4.680%, 06/25/2043	4,247,106	4,179,627
Series 2003-W14, Class 2A,
4.740%, 01/25/2043 (P)	638,353	630,374
Impac CMB Trust, Series 2004-5, Class 1A1
0.589%, 10/25/2034 (P)	631,693	466,647
Impac Secured Assets Corp.,
Series 2005-2, Class A1
0.549%, 03/25/2036 (P)	651,232	313,077
Luminent Mortgage Trust,
Series 2006-4, Class A1A
0.419%, 05/25/2046 (P)	817,464	421,022
Master Adjustable Rate Mortgages Trust
Series 2007-3, Class 12A1,
0.429%, 05/25/2047 (P)	1,424,264	724,168
Series 2004-15, Class 1A1,
3.935%, 12/25/2034 (P)	56,962	40,413
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR, Class 1A2
0.299%, 06/25/2036 (P)	187,899	106,136
Novastar Mortgage-Backed Notes,
Series 2006-MTA1, Class 2A1A
0.419%, 09/25/2046 (P)	799,481	440,691
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR6, Class 1A1
0.409%, 07/25/2046 (P)	766,617	413,136
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR17, Class A1A1
0.499%, 12/25/2045 (P)	9,797	7,301
Washington Mutual, Inc.
Series 2005-AR8, Class 2A1A,
0.519%, 07/25/2045 (P)	680,700	496,250
Series 2005-AR13, Class A1B3,
0.589%, 10/25/2045 (P)	481,882	287,539

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $18,113,083)		$12,238,282

U.S. Government Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES - 4.51%
ACE Securities Corp.
Series 2006-SL3, Class A1,
0.329%, 06/25/2036 (P)	$680,854	$72,251
Series 2006-GP1, Class A,
0.359%, 02/25/2031 (P)	432,564	351,753
Aegis Asset Backed Securities Trust,
Series 2004-2, Class A3
0.709%, 06/25/2034 (P)	173,194	156,370
Countrywide Asset-Backed Certificates,
Series 2002-BC2, Class A
0.769%, 04/25/2032 (P)	247,532	120,533
Countrywide Home Equity Loan Trust
Series 2006-E, Class 2A,
0.372%, 07/15/2036 (P)	606,990	300,842
Series 2005-E, Class 2A,
0.452%, 11/15/2035 (P)	181,985	88,282
Series 2006-RES, Class 4E1B,
0.492%, 06/15/2029 (P)(S)	586,523	134,332
Series 2006-RES, Class 4F1B,
0.492%, 05/15/2034 (P)(S)	706,591	154,841
Series 2004-I, Class A,
0.522%, 02/15/2034	583,155	293,006
GSAA Home Equity Trust,
Series 2005-5, Class A4
0.499%, 02/25/2035 (P)	39,212	38,454
GSAMP Trust, Series 2006-S4, Class A1
0.319%, 05/25/2036 (P)	392,020	30,234
IndyMac Seconds Asset Backed Trust,
Series 2006-A, Class A
0.359%, 06/25/2036 (P)	906,712	89,495
Lehman XS Trust
Series 2006-GP3, Class 3A1A,
0.299%, 06/25/2046 (P)	74,203	71,743
Series 2006-GP4, Class 3A1A,
0.299%, 08/25/2046 (P)	261,144	252,715
Series 2006-2N, Class 1A1,
0.489%, 02/25/2046 (P)	890,657	455,970
Long Beach Mortgage Loan Trust,
Series 2005-3, Class 2A2
0.509%, 08/25/2045 (P)	213,575	200,688
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-H1, Class 2A1
1.729%, 10/25/2037 (P)	1,120,297	811,671
Morgan Stanley Mortgage Loan Trust,
Series 2006-4SL, Class A1
0.379%, 03/25/2036 (P)	482,294	119,078
Nelnet Student Loan Trust,
Series 2008-4, Class A4
1.729%, 04/25/2024 (P)	320,000	336,515
RAAC Series, Series 2006-RP3, Class A
0.499%, 05/25/2036 (P)(S)	749,623	427,094
SACO I Trust, Inc.
Series 2006-6, Class A,
0.359%, 06/25/2036 (P)	515,658	94,592
Series 2006-7, Class A1,
0.359%, 07/25/2036 (P)	469,430	71,146
Structured Asset Securities Corp.,
Series 2006-ARS1, Class A1
0.339%, 02/25/2036 (P)(S)	522,868	25,692
Truman Capital Mortgage Loan Trust,
Series 2006-1, Class A
0.489%, 03/25/2036 (P)(S)	838,381	497,632
Washington Mutual, Inc.
Series 2007-HE3, Class 2A2,
0.399%, 05/25/2047 (P)	2,300,000	1,387,883

The accompanying notes are an integral part of the financial statements.	264

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

U.S. Government Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Washington Mutual, Inc. (continued)
Series 2007-HE3, Class 2A4,
0.519%, 05/25/2047 (P)	$1,200,000	$420,244

TOTAL ASSET BACKED SECURITIES (Cost $15,508,875)		$7,003,056

PREFERRED STOCKS - 0.03%
Diversified Financials - 0.03%
Federal Home Loan Mortgage Corp. (I)	23,775	27,104
Federal National Mortgage Association (I)	17,050	18,414

		45,518

TOTAL PREFERRED STOCKS (Cost $1,020,625)		$45,518

SHORT-TERM INVESTMENTS - 50.44%
Repurchase Agreement - 14.37%
Bank of America Tri-Party Repurchase
Agreement dated 02/26/2010 at 0.08% to be
repurchased at $6,900,046 on 03/01/2010,
collateralized by $6,995,000 U.S. Treasury
Notes, 0.875% due 01/31/2011 (valued at
$7,038,000, including interest)	$6,900,000	6,900,000
JPMorgan Tri-Party Repurchase Agreement
dated 02/26/2010 at 0.06% to be
repurchased at $15,400,077 on 03/01/2010,
collateralized by $15,556,000 Federal
National Mortgage Association, 2.186% due
05/07/2012 (valued at $15,708,000,
including interest)	15,400,000	15,400,000

		22,300,000
Short-Term Securities* - 36.07%
Federal Home Loan Bank Discount
Notes, 0.010%	8,000,000	7,991,543
Federal National Mortgage Association
Discount Notes, 0.010%	9,400,000	9,398,744
U.S. Treasury Bills
0.010%, 05/06/2010	8,000,000	7,998,321
0.010%, 04/29/2010	10,000,000	9,997,460
0.260%, 11/18/2010	16,230,000	16,197,694
0.054%, 03/11/2010	4,400,000	4,399,921

		55,983,683

TOTAL SHORT-TERM INVESTMENTS (Cost $78,283,094)		$78,283,683

Total Investments (U.S. Government Securities Fund)
(Cost $175,949,434) - 104.62%		$162,355,473
Other assets and liabilities, net - (4.62%)		(7,163,866)

TOTAL NET ASSETS - 100.00%		$155,191,607

U.S. High Yield Bond Fund
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 75.60%
Advertising - 0.10%
Lamar Media Corp.
9.750%, 04/01/2014	$725,000	786,625
Aerospace/Defense - 0.45%
L-3 Communications Corp.
5.875%, 01/15/2015	3,350,000	3,362,563

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Airlines - 0.01%
Continental Airlines, Inc.
8.499%, 05/01/2011	$108,100	$103,776
Auto Manufacturers - 0.11%
Ford Motor Company
9.500%, 09/15/2011	775,000	806,000
Auto Parts & Equipment - 0.67%
Allison Transmission, Inc., PIK
11.250%, 11/01/2015 (S)	68,700	71,105
Cooper Tire & Rubber Company
7.625%, 03/15/2027	3,225,000	2,878,313
Goodyear Tire & Rubber Company
8.625%, 12/01/2011	750,000	778,125
The Goodyear Tire & Rubber Company
7.857%, 08/15/2011	1,275,000	1,319,625

		5,047,168
Chemicals - 0.55%
Innophos Holdings, Inc.
9.500%, 04/15/2012 (S)	600,000	598,500
Innophos, Inc.
8.875%, 08/15/2014	3,415,000	3,508,913

		4,107,413
Coal - 0.11%
Cloud Peak Energy Finance Company
8.250%, 12/15/2017 (S)	350,000	349,125
8.500%, 12/15/2019 (S)	500,000	505,000

		854,125
Commercial Services - 8.50%
Carriage Services, Inc.
7.875%, 01/15/2015	2,315,000	2,228,188
Cornell Companies, Inc.
10.750%, 07/01/2012	4,425,000	4,502,438
Corrections Corp. of America
6.250%, 03/15/2013	2,850,000	2,867,813
7.750%, 06/01/2017	1,000,000	1,025,000
H&E Equipment Services, Inc.
8.375%, 07/15/2016	1,990,000	1,980,050
Iron Mountain, Inc.
7.750%, 01/15/2015	165,000	166,238
8.000%, 06/15/2020	5,200,000	5,239,000
KAR Holdings, Inc.
8.750%, 05/01/2014	1,200,000	1,212,000
10.000%, 05/01/2015	12,725,000	13,265,813
Lender Processing Services, Inc.
8.125%, 07/01/2016	6,095,000	6,506,413
Mac-Gray Corp.
7.625%, 08/15/2015	3,470,000	3,400,600
NCO Group, Inc.
11.875%, 11/15/2014	4,975,000	4,129,250
Rural/Metro Corp., Steps up to 12.75%
on 03/15/2010
maturing at 03/15/2016	3,880,000	4,074,000
Service Corp. International
6.750%, 04/01/2015 to 04/01/2016	2,452,000	2,413,630
7.000%, 06/15/2017	4,100,000	4,018,000
7.500%, 04/01/2027	3,688,000	3,328,420
7.625%, 10/01/2018	80,000	80,400
7.875%, 02/01/2013	850,000	850,000
8.000%, 11/15/2021	1,000,000	997,500
Sheridan Group, Inc.
10.250%, 08/15/2011	1,500,000	1,425,000

The accompanying notes are an integral part of the financial statements.	265

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Commercial Services (continued)
The Geo Group, Inc.
7.750%, 10/15/2017 (S)	$225,000	$227,813

		63,937,566
Computers - 3.04%
Affiliated Computer Services, Inc.
5.200%, 06/01/2015	3,800,000	3,923,500
Seagate Technology HDD Holdings
6.800%, 10/01/2016	2,275,000	2,269,313
Seagate Technology International
10.000%, 05/01/2014 (S)	300,000	340,875
SunGard Data Systems, Inc.
4.875%, 01/15/2014	1,600,000	1,494,000
9.125%, 08/15/2013	365,000	373,669
10.250%, 08/15/2015	13,939,000	14,461,713

		22,863,070
Distribution/Wholesale - 0.40%
McJunkin Red Man Corp.
9.500%, 12/15/2016 (S)	3,000,000	3,007,500
Diversified Financial Services - 6.80%
American General Finance Corp.
5.750%, 09/15/2016	500,000	352,374
6.900%, 12/15/2017	5,300,000	3,801,430
American General Finance Corp. Series MTN
6.500%, 09/15/2017	700,000	501,998
Chukchansi Economic Development Authority
4.024%, 11/15/2012 (P)(S)	875,000	682,500
8.000%, 11/15/2013 (S)	2,442,000	1,978,020
CIT Group, Inc.
7.000%, 05/01/2013 to 05/01/2017	14,905,420	13,340,182
Citigroup, Inc.
5.000%, 09/15/2014	400,000	397,792
5.875%, 02/22/2033	850,000	711,938
6.000%, 10/31/2033	1,300,000	1,103,904
El Paso Performance-Linked Trust
7.750%, 07/15/2011 (S)	1,750,000	1,824,760
Ford Motor Credit Company LLC
7.000%, 10/01/2013	1,580,000	1,556,091
7.250%, 10/25/2011	340,000	344,670
8.000%, 12/15/2016	7,575,000	7,606,345
Lehman Brothers Holdings, Inc.
7.875%, 08/15/2010 (H)	3,425,000	770,625
LPL Holdings, Inc.
10.750%, 12/15/2015 (S)	3,750,000	3,810,938
NSG Holdings, Inc.
7.750%, 12/15/2025 (S)	2,125,000	1,838,125
Nuveen Investments, Inc.
5.500%, 09/15/2015	11,489,000	8,272,080
10.500%, 11/15/2015	2,545,000	2,303,225

		51,196,997
Electric - 3.90%
Calpine Construction Finance Company LP
8.000%, 06/01/2016 (S)	800,000	810,000
Calpine Corp.
7.250%, 10/15/2017 (S)	8,239,000	7,930,038
Ipalco Enterprises, Inc.
7.250%, 04/01/2016 (S)	6,125,000	6,186,250
8.625%, 11/14/2011	1,050,000	1,089,375
NRG Energy, Inc.
7.250%, 02/01/2014	735,000	740,513
7.375%, 02/01/2016 to 01/15/2017	12,748,000	12,549,715

		29,305,891

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electronics - 0.01%
Muzak Finance Corp.
13.000%, 03/15/2010 (H)	$700,000	$43,190
Entertainment - 2.97%
AMC Entertainment, Inc.
8.750%, 06/01/2019	7,000,000	7,227,500
Cinemark USA, Inc.
8.625%, 06/15/2019	6,400,000	6,656,000
Regal Cinemas Corp.
8.625%, 07/15/2019	3,725,000	3,887,969
River Rock Entertainment Authority
9.750%, 11/01/2011	2,360,000	2,174,150
Yonkers Racing Corp.
11.375%, 07/15/2016 (S)	2,300,000	2,426,500

		22,372,119
Food - 0.07%
Del Monte Corp.
7.500%, 10/15/2019 (S)	250,000	253,750
Michael Foods, Inc.
8.000%, 11/15/2013	300,000	306,000

		559,750
Forest Products & Paper - 0.30%
Bowater Canada Finance Corp.
7.950%, 11/15/2011 (H)	23,000	8,280
Georgia-Pacific Corp.
7.125%, 01/15/2017 (S)	2,230,000	2,252,300

		2,260,580
Healthcare Products - 1.79%
Biomet, Inc.
11.625%, 10/15/2017	7,265,000	8,027,825
The Cooper Companies, Inc.
7.125%, 02/15/2015	5,516,000	5,433,260

		13,461,085
Healthcare Services - 5.73%
Centene Corp.
7.250%, 04/01/2014	1,825,000	1,783,938
Community Health Systems, Inc.
8.875%, 07/15/2015	9,585,000	9,920,475
DaVita, Inc.
6.625%, 03/15/2013	1,375,000	1,378,438
HCA, Inc.
7.875%, 02/01/2011	885,000	907,125
8.500%, 04/15/2019 (S)	2,125,000	2,279,063
9.125%, 11/15/2014	600,000	630,750
9.250%, 11/15/2016	5,150,000	5,465,438
HCA, Inc., PIK
9.625%, 11/15/2016	1,709,000	1,828,630
Health Management Associates, Inc.
6.125%, 04/15/2016	2,000,000	1,865,000
Healthsouth Corp.
10.750%, 06/15/2016	2,100,000	2,268,000
Multiplan, Inc.
10.375%, 04/15/2016 (S)	2,500,000	2,562,500
Sun Healthcare Group, Inc.
9.125%, 04/15/2015	4,717,000	4,787,755
Tenet Healthcare Corp.
6.875%, 11/15/2031	657,000	525,600
9.000%, 05/01/2015 (S)	2,800,000	2,933,000
10.000%, 05/01/2018 (S)	1,075,000	1,182,500
United Surgical Partners International, Inc.
8.875%, 05/01/2017	2,725,000	2,786,313

		43,104,525

The accompanying notes are an integral part of the financial statements.	266

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Home Furnishings - 0.48%
ALH Finance LLC
8.500%, 01/15/2013	$3,650,000	$3,640,875
Household Products - 0.14%
Central Garden and Pet Company
8.250%, 03/01/2018	1,050,000	1,053,938
Insurance - 0.82%
HUB International Holdings, Inc.
10.250%, 06/15/2015 (S)	3,700,000	3,431,750
USI Holdings Corp.
9.750%, 05/15/2015 (S)	3,000,000	2,752,500

		6,184,250
Lodging - 0.87%
Ameristar Casinos, Inc.
9.250%, 06/01/2014	5,975,000	6,109,438
San Pasqual Casino Development Group
8.000%, 09/15/2013 (S)	443,000	420,850

		6,530,288
Media - 7.80%
Barrington Broadcasting Group LLC
10.500%, 08/15/2014	4,400,000	3,729,000
CCH II LLC / CCH II Capital Corp.
13.500%, 11/30/2016	1,045,063	1,234,481
Charter Communications Operating LLC
8.000%, 04/30/2012 (S)	11,400,000	11,799,000
8.375%, 04/30/2014 (S)	8,350,000	8,475,250
CSC Holdings, Inc.
6.750%, 04/15/2012	1,750,000	1,815,625
8.500%, 04/15/2014 (S)	2,200,000	2,312,750
DirecTV Holdings LLC
6.375%, 06/15/2015	200,000	206,750
DISH DBS Corp.
7.750%, 05/31/2015	4,000,000	4,150,000
EchoStar DBS Corp.
6.375%, 10/01/2011	3,791,000	3,942,640
6.625%, 10/01/2014	2,250,000	2,255,625
7.000%, 10/01/2013	600,000	613,500
Fisher Communications, Inc.
8.625%, 09/15/2014	2,775,000	2,660,531
Nielsen Finance LLC
10.000%, 08/01/2014	1,785,000	1,851,938
11.500%, 05/01/2016	400,000	445,500
Nielsen Finance LLC, Steps up to 12.50%
on 08/01/11
maturing at 08/01/2016 (P)	7,865,000	7,117,825
Salem Communications Corp.
9.625%, 12/15/2016 (S)	450,000	464,625
Videotron Ltee
6.375%, 12/15/2015	1,070,000	1,048,600
6.875%, 01/15/2014	2,260,000	2,268,475
9.125%, 04/15/2018	2,110,000	2,294,625

		58,686,740
Mining - 0.62%
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 04/01/2017	4,300,000	4,665,500
Oil & Gas - 3.83%
Denbury Resources, Inc.
8.250%, 02/15/2020	3,025,000	3,130,875
Encore Acquisition Company
9.500%, 05/01/2016	75,000	79,875
Forest Oil Corp.
7.250%, 06/15/2019	1,200,000	1,176,000
8.500%, 02/15/2014	250,000	258,125

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Hilcorp Energy I LP
7.750%, 11/01/2015 (S)	$2,430,000	$2,363,175
9.000%, 06/01/2016 (S)	3,625,000	3,670,313
Sabine Pass LNG LP
7.500%, 11/30/2016 (S)	16,083,000	14,112,833
SandRidge Energy, Inc., PIK
8.625%, 04/01/2015	3,475,000	3,405,500
Swift Energy Company
7.125%, 06/01/2017	625,000	592,188

		28,788,884
Oil & Gas Services - 0.67%
Key Energy Services, Inc.
8.375%, 12/01/2014	5,075,000	5,024,250
National Oilwell Varco, Inc.
6.125%, 08/15/2015	23,000	23,469

		5,047,719
Packaging & Containers - 1.47%
Crown Americas LLC
7.625%, 05/15/2017 (S)	500,000	520,000
Graham Packaging Company LP
9.875%, 10/15/2014	4,808,087	4,904,248
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016	1,000,000	1,032,500
8.250%, 05/15/2013	2,950,000	2,994,250
Owens-Illinois, Inc.
7.800%, 05/15/2018	1,550,000	1,588,750

		11,039,748
Pharmaceuticals - 0.32%
Omnicare, Inc.
6.875%, 12/15/2015	2,495,000	2,395,200
Pipelines - 2.62%
El Paso Corp.
6.875%, 06/15/2014	500,000	504,195
6.950%, 06/01/2028	1,325,000	1,183,147
7.000%, 06/15/2017	3,950,000	3,962,123
7.250%, 06/01/2018	2,500,000	2,516,055
7.750%, 01/15/2032	8,089,000	7,815,867
7.800%, 08/01/2031	2,550,000	2,477,555
8.050%, 10/15/2030	700,000	687,491
8.250%, 02/15/2016	525,000	556,500

		19,702,933
Real Estate - 1.27%
HRPT Properties Trust
6.250%, 06/15/2017	3,000,000	2,920,374
National Retail Properties, Inc.
5.125%, 06/15/2028	2,000,000	2,112,500
6.875%, 10/15/2017	1,375,000	1,409,778
Realty Income Corp.
6.750%, 08/15/2019	2,550,000	2,601,579
Ventas Realty LP, Series 1
6.500%, 06/01/2016	500,000	498,750

		9,542,981
Retail - 4.15%
AmeriGas Partners LP
7.125%, 05/20/2016	4,575,000	4,586,438
7.250%, 05/20/2015	800,000	804,000
Federated Retail Holdings, Inc.
5.350%, 03/15/2012	250,000	257,500
Macy’s Retail Holdings, Inc.
7.450%, 09/15/2011 to 10/15/2016	5,400,000	5,416,500
7.875%, 08/15/2036	3,825,000	3,471,188

The accompanying notes are an integral part of the financial statements.	267

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Retail (continued)
O’Charleys, Inc.
9.000%, 11/01/2013	$6,225,000	$6,193,875
Sonic Automotive, Inc., Series B
8.625%, 08/15/2013	3,058,000	3,065,645
Suburban Propane Partners LP
6.875%, 12/15/2013	2,925,000	2,954,250
Toys R Us Property Company I LLC
10.750%, 07/15/2017 (S)	2,400,000	2,634,000
Toys R Us Property Company LLC
8.500%, 12/01/2017 (S)	1,825,000	1,843,250

		31,226,646
Software - 1.43%
First Data Corp.
9.875%, 09/24/2015	2,625,000	2,270,625
First Data Corp., PIK
10.550%, 09/24/2015	9,813,862	8,513,525

		10,784,150
Telecommunications - 10.99%
CC Holdings GS V LLC
7.750%, 05/01/2017 (S)	6,875,000	7,442,188
Cricket Communications, Inc.
9.375%, 11/01/2014	8,572,000	8,529,140
Crown Castle International Corp.
7.125%, 11/01/2019	1,725,000	1,725,000
GCI, Inc.
8.625%, 11/15/2019 (S)	3,100,000	3,150,375
Intelsat Corp.
9.250%, 08/15/2014 to 06/15/2016	12,850,000	13,247,250
MetroPCS Wireless, Inc.
9.250%, 11/01/2014	6,445,000	6,428,888
Qwest Communications International,
Inc., Series B
7.500%, 02/15/2014	1,725,000	1,742,250
Qwest Corp.
3.504%, 06/15/2013 (P)	1,400,000	1,372,000
6.500%, 06/01/2017	1,250,000	1,257,813
7.625%, 06/15/2015	300,000	320,625
7.875%, 09/01/2011	2,800,000	2,961,000
8.875%, 03/15/2012	4,625,000	5,012,344
SBA Telecommunications, Inc.
8.000%, 08/15/2016 (S)	600,000	624,000
8.250%, 08/15/2019 (S)	700,000	735,000
Sprint Capital Corp.
6.875%, 11/15/2028	2,100,000	1,590,750
8.750%, 03/15/2032	22,650,000	19,988,758
Time Warner Telecom Holdings, Inc.
9.250%, 02/15/2014	4,425,000	4,557,750
Valor Telecommunications Enterprise LLC
7.750%, 02/15/2015	2,000,000	2,035,000

		82,720,131
Tire & Rubber - 0.23%
American Tire Distributors Holdings, Inc.
6.501%, 04/01/2012 (P)	450,000	371,250
10.750%, 04/01/2013	1,475,000	1,386,500

		1,757,750
Transportation - 2.38%
General Maritime Corp.
12.000%, 11/15/2017 (S)	3,800,000	3,933,000
Gulfmark Offshore, Inc.
7.750%, 07/15/2014	3,850,000	3,811,500
Overseas Shipholding Group, Inc.
7.500%, 02/15/2024	5,045,000	4,395,456

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Transportation (continued)
RailAmerica, Inc.
9.250%, 07/01/2017	$2,993,000	$3,138,909
Teekay Corp.
8.500%, 01/15/2020	875,000	888,125
Trailer Bridge, Inc.
9.250%, 11/15/2011	1,750,000	1,741,250

		17,908,240

TOTAL CORPORATE BONDS (Cost $539,056,032)		$568,855,916

COMMON STOCKS - 0.74%
Consumer Services - 0.01%
Tropicana Entertainment LLC	7,500	105,000
Diversified Financials - 0.52%
CIT Group, Inc. (I)	106,975	3,897,092
Media - 0.21%
Dex One Corp. (I)	53,110	1,582,688

TOTAL COMMON STOCKS (Cost $4,911,254)		$5,584,780

PREFERRED STOCKS - 0.01%
Consumer Services - 0.01%
Tropicana Las Vegas Resort & Casino
LLC 12.500%	1,270	71,120

TOTAL PREFERRED STOCKS (Cost $127,000)		71,120

TERM LOANS - 19.97%
Advertising - 0.06%
Getty Images, Inc.
6.250%, 07/02/2015 (P)	417,874	419,180
Apparel - 0.09%
Iconix Brand Group, Inc.
2.490%, 01/02/2012 (P)	675,095	658,218
Auto Manufacturers - 1.50%
Ford Motor Company
3.260%, 12/16/2013 (P)	3,146,250	2,895,204
3.260%, 12/16/2013 (P)	9,022,031	8,428,084

		11,323,288
Auto Parts & Equipment - 1.75%
Allison Transmission, Inc.
2.750%, 08/07/2014 (P)	3,776,197	3,458,169
Federal Mogul Corp.
2.170%, 12/29/2014 (P)	3,108,235	2,718,736
2.170%, 12/28/2015 (P)	2,885,547	2,523,954
Goodyear Tire & Rubber Company
2.340%, 04/30/2014 (P)	4,850,000	4,500,397

		13,201,256
Banks - 0.28%
HMSC Corp.
2.500%, 04/03/2014 (P)	388,995	328,701
5.750%, 10/03/2014 (P)	2,650,000	1,775,500

		2,104,201
Chemicals - 0.26%
Celanese Holdings LLC
1.980%, 04/02/2014 (P)	166,667	160,000
2.000%, 04/02/2014 (P)	1,053,358	1,009,662
Chemtura Corp.
6.000%, 03/22/2011 (P)	750,000	753,281

		1,922,943

The accompanying notes are an integral part of the financial statements.	268

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Commercial Services - 0.79%
Acosta, Inc.
2.480%, 07/28/2013 (P)	$761,387	$726,173
Coinmach Laundry Corp.
3.250%, 11/20/2014 (P)	1,755,484	1,518,494
Education Management Corp.
2.060%, 06/03/2013 (P)	1,683,057	1,596,538
Live Nation, Inc.
3.490%, 06/21/2013 (P)	380,299	372,693
Web Services Company LLC
7.000%, 08/28/2014 (P)	1,724,375	1,722,220

		5,936,118
Computers - 0.16%
Reynolds & Reynolds Company, Inc.
2.250%, 10/26/2012 (P)	154,059	145,586
SunGard Data Systems, Inc.
1.980%, 02/28/2014 (P)	1,084,065	1,038,669

		1,184,255
Distribution/Wholesale - 0.08%
Adesa, Inc.
2.980%, 10/18/2013 (P)	610,659	588,904
Diversified Financial Services - 1.44%
CCM Merger, Inc.
8.500%, 07/21/2012 (P)	3,989,791	3,931,608
Linsco/Private Ledger Corp.
2.000%, 06/28/2013 (P)	2,327,246	2,218,640
Local TV Finance LLC
2.260%, 05/07/2013 (P)	2,419,208	2,092,615
NSG Holdings
1.750%, 06/15/2014 (P)	24,169	22,598
1.750%, 06/15/2014 (P)	118,163	110,482
Nuveen Investments, Inc.
3.290%, 11/13/2014 (P)	1,092,845	950,775
VNU Nielsen Financial LLC
2.230%, 08/09/2013 (P)	1,620,627	1,526,283

		10,853,001
Electric - 3.25%
Calpine Corp.
3.140%, 03/29/2014 (P)	1,594,772	1,496,686
NRG Energy, Inc.
1.990%, 02/01/2013 (P)	1,498,127	1,445,181
2.000%, 02/01/2013 (P)	881,125	849,985
Texas Competitive Electric Holdings
Company LLC
3.730%, 10/10/2014 (P)	997,500	790,519
3.730%, 10/10/2014 (P)	20,697,070	16,553,982
TPF Generation Holdings LLC
2.230%, 12/15/2013 (P)	745,435	718,724
2.250%, 12/15/2011 (P)	90,298	87,063
2.250%, 12/13/2013 (P)	288,051	277,730
4.483%, 12/15/2014 (P)	2,550,000	2,234,438

		24,454,308
Energy-Alternate Sources - 0.42%
Covanta Energy Corp.
1.650%, 02/10/2014 (P)	609,148	580,214
1.750%, 02/10/2014 (P)	1,203,306	1,146,149
Longview Power LLC
2.560%, 02/28/2014 (P)	33,333	30,500
2.560%, 02/28/2014 (P)	696,361	637,170
2.560%, 02/28/2014 (P)	812,421	743,365

		3,137,398

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Entertainment - 1.63%
Greektown Holdings LLC
2.480%, 09/30/2010 (P)	$352,381	$375,286
7.000%, 12/03/2012 (P)	1,600,000	1,704,000
7.000%, 12/03/2012 (P)	758,453	807,752
14.500%, 09/30/2010 (P)	3,347,619	3,381,095
Greenwood Racing, Inc.
2.480%, 11/28/2011 (P)	964,934	928,146
Penn National Gaming, Inc.
1.980%, 10/03/2012 (P)	5,003,978	4,900,145
Regal Cinemas Corp.
4.000%, 10/28/2013 (P)	188,921	188,986

		12,285,410
Food - 0.30%
Dole Food Company, Inc.
7.890%, 04/12/2013 (P)	265,584	265,584
8.000%, 04/12/2013 (P)	461,866	461,866
8.000%, 04/12/2013 (P)	1,498,538	1,498,538

		2,225,988
Forest Products & Paper - 0.61%
Georgia-Pacific Corp.
2.240%, 12/20/2012 (P)	1,633,092	1,594,918
2.260%, 12/24/2012 (P)	3,081,869	3,009,831

		4,604,749
Hand & Machine Tools - 0.04%
Alliance Laundry Systems
2.740%, 01/27/2012 (P)	336,857	323,804
Healthcare Services - 1.71%
AGA Medical Corp.
2.260%, 04/26/2013 (P)	3,850,000	3,498,688
Community Health Systems, Inc.
2.500%, 07/25/2014 (P)	2,235,576	2,088,867
2.500%, 07/25/2014 (P)	114,265	106,766
HCA, Inc.
1.750%, 11/16/2012 (P)	4,773,467	4,508,191
Health Management Associates, Inc.
2.000%, 02/28/2014 (P)	1,107,625	1,043,783
Healthsouth Corp.
2.510%, 03/11/2013 (P)	960,900	929,070
Sun Healthcare Group, Inc.
0.150%, 04/21/2014 (P)	124,251	116,796
2.300%, 04/21/2014 (P)	590,156	554,746

		12,846,907
Insurance - 0.48%
AmWINS Group, Inc.
2.760%, 06/08/2013 (P)	2,225,391	2,060,341
5.750%, 06/08/2013 (P)	1,950,000	1,579,500

		3,639,841
Internet - 0.41%
Emdeon Business Services LLC
2.260%, 11/16/2013 (P)	454,536	443,884
5.260%, 05/16/2014 (P)	2,700,000	2,651,063

		3,094,947
Machinery-Diversified - 0.14%
Rexnord Holdings, Inc.
7.260%, 02/20/2013 (P)	1,623,884	1,055,524
Media - 1.47%
Barrington Broadcasting Company LLC
4.500%, 08/12/2013 (P)	1,220,598	1,051,240
Cablevision Systems Corp.
2.000%, 03/29/2013 (P)	850,000	823,821

The accompanying notes are an integral part of the financial statements.	269

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Media (continued)
Charter Communications Operating LLC
2.230%, 09/06/2014 (P)	$1,750,000 $	$1,573,906
Citadel Broadcasting Corp.
1.980%, 06/12/2014 (P)	19,774	16,342
Gray Television, Inc.
3.750%, 12/31/2014 (P)	4,375,639	3,931,512
Mission Broadcasting, Inc.
5.000%, 10/01/2012 (P)	438,757	424,132
Nexstar Broadcasting Group, Inc.
5.000%, 10/01/2012 (P)	415,959	402,094
Sinclair Television Group, Inc.
6.500%, 10/29/2015 (P)	2,800,000	2,814,000

		11,037,047
Oil & Gas - 0.25%
Coffeyville Resources, Inc.
8.500%, 12/28/2013 (P)	1,903,566	1,914,670
Packaging & Containers - 0.09%
Graham Packaging Company
2.500%, 10/07/2011 (P)	722,576	712,737
Pipelines - 0.17%
Dynegy Holdings, Inc.
3.980%, 04/02/2013 (P)	96,761	94,429
3.980%, 04/02/2013 (P)	1,202,002	1,173,025

		1,267,454
Real Estate - 0.80%
Capital Automotive
2.730%, 12/14/2012 (P)	6,590,689	6,014,003
Retail - 0.17%
Pep Boys - Manny
2.260%, 10/02/2013 (P)	235,105	222,762
Tire Rack Holdings, Inc.
1.980%, 06/24/2012 (P)	1,118,066	1,052,846

		1,275,608
Software - 0.74%
First Data Corp.
3.000%, 09/24/2014 (P)	1,394,906	1,213,374
3.000%, 09/24/2014 (P)	3,882,489	3,385,852
Vertafore, Inc.
5.500%, 07/31/2014 (P)	987,718	948,209

		5,547,435
Telecommunications - 0.88%
Crown Castle International Corp.
1.730%, 03/06/2014 (P)	1,584,585	1,545,218
Intelsat, Ltd.
2.730%, 07/03/2013 (P)	2,987,622	2,850,191
Level 3 Communications, Inc.
2.500%, 03/13/2014 (P)	2,450,000	2,207,553

		6,602,962

TOTAL TERM LOANS (Cost $143,871,420)		$150,232,156

ASSET BACKED SECURITIES - 0.14%
Other ABS - 0.14%
DB Master Finance LLC, Series 2006-1,
Class -M1
8.285%, 06/20/2031 (S)	1,250,000	1,076,213

TOTAL ASSET BACKED SECURITIES (Cost $1,249,978)		$1,076,213

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 1.73%
Short-Term Securities* - 1.73%
State Street Institutional Liquid Reserves
Fund, 0.1176%	$13,018,289	$13,018,289

TOTAL SHORT-TERM INVESTMENTS (Cost $13,018,289)		$13,018,289

Total Investments (U.S. High Yield Bond Fund)
(Cost $702,233,973) - 98.19%		$738,838,474
Other assets and liabilities, net - 1.81%		13,649,336

TOTAL NET ASSETS - 100.00%		$752,487,810

U.S. Multi Sector Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.36%
Consumer Discretionary - 4.64%
Auto Components - 0.11%
Autoliv, Inc. (I)	1,900	$84,759
Johnson Controls, Inc.	30,700	954,770

		1,039,529
Automobiles - 0.18%
Ford Motor Company (I)(L)	110,000	1,291,400
Harley-Davidson, Inc. (L)	17,100	420,831

		1,712,231
Diversified Consumer Services - 0.28%
Apollo Group, Inc., Class A (I)	24,800	1,485,024
ITT Educational Services, Inc. (I)	9,500	1,035,880
Strayer Education, Inc. (L)		172,391

		2,693,295
Hotels, Restaurants & Leisure - 0.68%
Darden Restaurants, Inc.	6,500	263,575
International Game Technology	17,900	314,145
Marriott International, Inc., Class A (L)	7,251	196,575
McDonald’s Corp.	61,100	3,901,235
Starbucks Corp. (I)	79,200	1,814,472
Yum! Brands, Inc.	4,100	138,252

		6,628,254
Household Durables - 0.05%
NVR, Inc. (I)		174,950
Whirlpool Corp. (L)	3,600	302,976

		477,926
Internet & Catalog Retail - 0.53%
Amazon.com, Inc. (I)	24,600	2,912,640
Expedia, Inc.	26,300	584,912
Liberty Media Corp. - Interactive A (I)	22,400	282,016
Netflix, Inc. (I)(L)	2,600	171,730
Priceline.com, Inc. (I)(L)	5,480	1,242,645

		5,193,943
Media - 0.46%
CBS Corp., Class B	21,900	284,481
Discovery Communications, Inc., Series A (I)	7,300	227,395
Liberty Media-Starz, Series A (I)		41,763
The McGraw-Hill Companies, Inc.	1,800	61,560
News Corp., Class A	112,800	1,508,136
Time Warner Cable, Inc.	10,012	467,460
Time Warner, Inc.	3,700	107,448
Viacom, Inc., Class B (I)	41,200	1,221,580
Virgin Media, Inc. (L)	24,600	398,520

The accompanying notes are an integral part of the financial statements.	270

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
The Walt Disney Company	6,300	$196,812

		4,515,155
Multiline Retail - 0.38%
Dollar Tree, Inc. (I)	5,300	295,422
Family Dollar Stores, Inc. (L)	16,900	557,531
J.C. Penney Company, Inc.	8,100	223,398
Kohl’s Corp. (I)	18,300	984,906
Macy’s, Inc.	10,500	201,075
Nordstrom, Inc. (L)	25,200	930,888
Sears Holdings Corp. (I)(L)	2,400	229,608
Target Corp.	6,300	324,576

		3,747,404
Specialty Retail - 1.47%
Abercrombie & Fitch Company, Class A	11,400	415,188
Advance Auto Parts, Inc.	8,200	334,560
American Eagle Outfitters, Inc.	20,600	347,522
AutoNation, Inc. (I)(L)	15,800	280,450
AutoZone, Inc. (I)	4,160	690,269
Bed Bath & Beyond, Inc. (I)	17,300	719,853
Best Buy Company, Inc.	28,500	1,040,250
CarMax, Inc. (I)	14,300	288,717
The Gap, Inc.	37,300	801,950
Guess?, Inc.	6,700	273,293
Home Depot, Inc.	145,600	4,542,720
Limited Brands, Inc.	17,900	395,769
Lowe’s Companies, Inc.	45,900	1,088,289
O’Reilly Automotive, Inc. (I)(L)	14,500	569,850
PetSmart, Inc.	16,400	446,408
Ross Stores, Inc.	9,600	469,536
The Sherwin-Williams Company	8,000	507,040
Staples, Inc.	4,200	108,192
Tiffany & Company	2,200	97,658
TJX Companies, Inc.	16,600	691,058
Urban Outfitters, Inc. (I)	8,100	260,901

		14,369,473
Textiles, Apparel & Luxury Goods - 0.50%
Coach, Inc.	122,400	4,460,256
Polo Ralph Lauren Corp. (L)	5,300	423,629

		4,883,885

		45,261,095
Consumer Staples - 19.87%
Beverages - 6.40%
Coca-Cola Enterprises, Inc.	46,000	1,175,300
Hansen Natural Corp. (I)	7,700	320,320
Pepsi Bottling Group, Inc.	18,100	691,963
PepsiCo, Inc.	362,900	22,670,363
The Coca-Cola Company	712,900	37,584,088

		62,442,034
Food & Staples Retailing - 5.38%
SUPERVALU, Inc.	8,990	137,277
The Kroger Company	12,300	271,830
Wal-Mart Stores, Inc.	681,500	36,848,705
Walgreen Company	420,600	14,821,944
Whole Foods Market, Inc. (I)	9,400	333,606

		52,413,362
Food Products - 0.58%
Archer-Daniels-Midland Company	25,200	739,872
Dean Foods Company (I)	6,600	96,294
General Mills, Inc.	24,000	1,728,240
Green Mountain Coffee Roasters, Inc. (I)(L)	2,500	210,975

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Kellogg Company	32,700	$1,705,305
Kraft Foods, Inc., Class A	29,876	849,375
Tyson Foods, Inc., Class A	17,100	291,384

		5,621,445
Household Products - 4.04%
Clorox Company	12,700	778,637
Colgate-Palmolive Company	171,300	14,207,622
Energizer Holdings, Inc. (I)	4,400	254,980
Kimberly-Clark Corp.	54,000	3,279,960
The Procter & Gamble Company	329,200	20,831,776

		39,352,975
Personal Products - 0.19%
Avon Products, Inc.	42,700	1,299,788
The Estee Lauder Companies, Inc., Class A	10,000	601,300

		1,901,088
Tobacco - 3.28%
Altria Group, Inc.	374,200	7,528,904
Lorillard, Inc.	7,200	525,888
Philip Morris International, Inc.	488,600	23,931,628

		31,986,420

		193,717,324
Energy - 8.57%
Energy Equipment & Services - 0.41%
Baker Hughes, Inc.	3,900	186,888
BJ Services Company	18,500	404,225
Cameron International Corp. (I)	7,100	292,023
Ensco International PLC, ADR	7,100	313,607
FMC Technologies, Inc. (I)	6,700	376,339
Halliburton Company	28,500	859,275
Nabors Industries, Ltd. (I)	19,100	420,964
National Oilwell Varco, Inc.	2,200	95,634
Patterson-UTI Energy, Inc.	6,000	92,640
Pride International, Inc. (I)	3,000	83,940
Schlumberger, Ltd.	13,530	826,683

		3,952,218
Oil, Gas & Consumable Fuels - 8.16%
Anadarko Petroleum Corp.	4,400	308,572
Apache Corp.	1,230	127,477
Arch Coal, Inc.	4,200	94,458
Chesapeake Energy Corp.	18,700	496,859
Chevron Corp.	228,900	16,549,470
Cimarex Energy Company	6,200	370,512
ConocoPhillips	135,500	6,504,000
Exxon Mobil Corp. (L)	786,000	51,090,000
Newfield Exploration Company (I)	7,500	383,025
Noble Energy, Inc.	3,400	246,976
Occidental Petroleum Corp.	8,000	638,800
Peabody Energy Corp.	5,800	266,626
Pioneer Natural Resources Company	3,900	181,935
Plains Exploration & Production Company (I)	7,000	229,670
Southwestern Energy Company (I)	12,200	519,110
Sunoco, Inc.	12,300	324,351
Valero Energy Corp.	49,200	861,984
Whiting Petroleum Corp. (I)	3,700	276,945
The Williams Companies, Inc.	4,300	92,622

		79,563,392

		83,515,610

The accompanying notes are an integral part of the financial statements.	271

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 3.31%
Commercial Banks - 0.14%
BB&T Corp.	10,600	$302,418
Comerica, Inc.	8,500	306,680
First Horizon National Corp. (I)	11,730	150,144
KeyCorp	4,400	31,460
U.S. Bancorp (L)	9,900	243,639
Wells Fargo & Company	12,800	349,952

		1,384,293
Consumer Finance - 0.34%
American Express Company	72,900	2,784,051
Capital One Financial Corp.	8,800	332,200
Discover Financial Services	12,500	170,625

		3,286,876
Diversified Financial Services - 1.94%
Affiliated Managers Group, Inc. (I)	1,200	85,356
Ameriprise Financial, Inc.	7,300	292,219
Bank of America Corp.	223,600	3,725,176
BlackRock, Inc. (L)	4,300	940,840
CME Group, Inc.	1,920	579,245
Franklin Resources, Inc.	17,830	1,813,668
IntercontinentalExchange, Inc. (I)	3,700	396,973
Invesco, Ltd.	12,900	252,840
Legg Mason, Inc.	3,500	90,475
Morgan Stanley	52,600	1,482,268
NYSE Euronext	6,200	163,556
SEI Investments Company	3,100	54,622
State Street Corp.	14,300	642,213
TD Ameritrade Holding Corp. (I)	4,400	76,956
The Goldman Sachs Group, Inc.	51,180	8,001,993
T. Rowe Price Group, Inc. (L)	5,500	278,795

		18,877,195
Insurance - 0.89%
Aflac, Inc.	16,300	806,035
The Allstate Corp.	35,600	1,112,500
Assurant, Inc.	6,200	189,224
Brown & Brown, Inc.	400	6,712
Chubb Corp.	19,300	973,878
CNA Financial Corp. (I)(L)	5,100	125,409
Fidelity National Financial, Inc., Class A	16,500	235,125
First American Corp.	5,100	164,373
Hartford Financial Services Group, Inc.	11,000	268,070
HCC Insurance Holdings, Inc.	10,200	284,580
Loews Corp.	2,500	91,150
Markel Corp. (I)	640	225,760
MetLife, Inc.	16,300	593,157
The Progressive Corp.	11,600	198,940
Prudential Financial, Inc.	5,500	288,255
The Travelers Companies, Inc.	42,300	2,224,557
Torchmark Corp.	6,600	306,900
Unum Group	12,500	260,125
W.R. Berkley Corp.	13,700	352,638

		8,707,388

		32,255,752
Health Care - 23.46%
Biotechnology - 1.49%
Amgen, Inc. (I)	184,200	10,427,562
Biogen Idec, Inc. (I)	21,200	1,166,212
Dendreon Corp. (I)(L)	6,200	193,626
Gilead Sciences, Inc. (I)	57,300	2,728,053

		14,515,453

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies - 1.57%
Boston Scientific Corp. (I)	15,800	$122,292
C.R. Bard, Inc.	1,100	92,158
Edwards Lifesciences Corp. (I)	3,300	303,039
Gen-Probe, Inc. (I)	2,900	130,732
Intuitive Surgical, Inc. (I)	2,890	1,003,235
Inverness Medical Innovations, Inc. (I)	4,800	187,296
Medtronic, Inc.	212,400	9,218,160
ResMed, Inc. (I)	3,700	211,196
Stryker Corp.	11,300	600,030
Zimmer Holdings, Inc. (I)	59,200	3,393,936

		15,262,074
Health Care Providers & Services - 4.47%
Aetna, Inc.	3,100	92,969
AmerisourceBergen Corp.	61,600	1,727,264
Cardinal Health, Inc.	33,400	1,134,598
CIGNA Corp.	28,700	983,262
Community Health Systems, Inc. (I)	2,800	95,956
Coventry Health Care, Inc. (I)	22,100	512,278
DaVita, Inc. (I)	3,700	227,957
Express Scripts, Inc. (I)	15,900	1,526,559
Humana, Inc. (I)	7,300	345,509
McKesson Corp.	44,300	2,620,345
Medco Health Solutions, Inc. (I)	10,000	632,400
Omnicare, Inc.	10,800	292,356
Quest Diagnostics, Inc.	9,400	533,450
UnitedHealth Group, Inc.	701,100	23,739,246
WellPoint, Inc. (I)	147,000	9,094,890

		43,559,039
Health Care Technology - 0.06%
Cerner Corp. (I)(L)	7,100	588,945
Life Sciences Tools & Services - 0.05%
Covance, Inc. (I)	2,600	147,212
Life Technologies Corp. (I)	7,400	375,624

		522,836
Pharmaceuticals - 15.82%
Abbott Laboratories	240,800	13,070,624
Allergan, Inc.	24,900	1,454,907
Bristol-Myers Squibb Company (L)	105,900	2,595,609
Eli Lilly & Company	459,400	15,775,796
Endo Pharmaceutical Holdings, Inc. (I)	7,900	179,725
Forest Laboratories, Inc. (I)	104,100	3,110,508
Johnson & Johnson	714,200	44,994,600
King Pharmaceuticals, Inc. (I)	12,000	135,000
Merck & Company, Inc.	638,841	23,560,456
Mylan, Inc. (I)(L)	13,500	288,090
Pfizer, Inc.	2,787,526	48,921,081
Watson Pharmaceuticals, Inc. (I)	3,900	155,181

		154,241,577

		228,689,924
Industrials - 2.74%
Aerospace & Defense - 0.94%
Boeing Company	3,000	189,480
General Dynamics Corp.	53,500	3,881,425
Goodrich Corp.	6,100	400,343
L-3 Communications Holdings, Inc.	4,700	429,674
Rockwell Collins, Inc.	1,700	95,676
United Technologies Corp.	60,300	4,139,595

		9,136,193
Air Freight & Logistics - 0.14%
C.H. Robinson Worldwide, Inc.	3,400	181,322

The accompanying notes are an integral part of the financial statements.	272

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Air Freight & Logistics (continued)
FedEx Corp.	3,400	$288,184
United Parcel Service, Inc., Class B	14,900	875,226

		1,344,732
Airlines - 0.01%
Southwest Airlines Company	7,900	99,382
Building Products - 0.01%
Masco Corp.	7,300	97,601
Commercial Services & Supplies - 0.03%
Copart, Inc. (I)	3,600	128,448
Iron Mountain, Inc. (I)	5,300	137,164
R.R. Donnelley & Sons Company	4,600	91,494

		357,106
Construction & Engineering - 0.03%
URS Corp. (I)	5,800	269,700
Industrial Conglomerates - 1.12%
3M Company	85,600	6,860,840
General Electric Company	244,200	3,921,852
Textron, Inc. (L)	9,800	195,216

		10,977,908
Machinery - 0.38%
Caterpillar, Inc. (L)	35,300	2,013,865
Cummins, Inc.	9,900	562,122
Danaher Corp.	1,500	110,955
Deere & Company	4,000	229,200
Flowserve Corp.	1,830	183,165
Illinois Tool Works, Inc.	5,700	259,464
Joy Global, Inc.	3,400	172,720
Parker-Hannifin Corp.	2,400	144,744

		3,676,235
Professional Services - 0.01%
Manpower, Inc.	1,900	97,888
Road & Rail - 0.05%
CSX Corp.	10,100	479,346
Trading Companies & Distributors - 0.02%
Fastenal Company (L)	3,700	164,169

		26,700,260
Information Technology - 29.06%
Communications Equipment - 4.93%
Brocade Communications Systems, Inc. (I)	21,200	123,384
Cisco Systems, Inc. (I)	1,010,100	24,575,733
Juniper Networks, Inc. (I)	9,900	277,002
Motorola, Inc. (I)	211,800	1,431,768
QUALCOMM, Inc.	589,900	21,643,431

		48,051,318
Computers & Peripherals - 5.42%
Apple, Inc. (I)	147,090	30,097,556
Dell, Inc. (I)	135,100	1,787,373
EMC Corp. (I)	53,900	942,711
Hewlett-Packard Company	79,100	4,017,489
International Business Machines Corp.	104,130	13,241,171
NetApp, Inc. (I)	18,200	546,182
SanDisk Corp. (I)	18,500	538,905
Teradata Corp. (I)	6,400	195,136
Western Digital Corp. (I)	37,200	1,437,036

		52,803,559
Electronic Equipment, Instruments & Components - 0.31%
Agilent Technologies, Inc. (I)	13,300	418,418
Amphenol Corp., Class A	3,200	133,280

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Arrow Electronics, Inc. (I)	5,600	$157,976
Avnet, Inc. (I)	7,100	196,031
Corning, Inc.	100,400	1,770,052
FLIR Systems, Inc. (I)(L)	6,600	176,946
Jabil Circuit, Inc.	12,900	195,693

		3,048,396
Internet Software & Services - 5.95%
Akamai Technologies, Inc. (I)(L)	9,000	236,700
eBay, Inc. (I)	691,600	15,920,632
Equinix, Inc. (I)(L)	1,900	179,493
Google, Inc., Class A (I)	78,580	41,395,944
Yahoo!, Inc. (I)	17,800	272,518

		58,005,287
IT Services - 0.41%
Cognizant Technology Solutions
Corp., Class A (I)	48,400	2,329,492
Computer Sciences Corp. (I)	6,100	315,919
Fidelity National Information Services, Inc.	15,100	340,354
Fiserv, Inc. (I)	5,900	284,557
Global Payments, Inc.	18,300	783,423

		4,053,745
Office Electronics - 0.01%
Xerox Corp.	7,402	69,357
Semiconductors & Semiconductor Equipment - 0.61%
Advanced Micro Devices, Inc. (I)	21,300	168,483
Analog Devices, Inc.	6,300	184,212
Broadcom Corp., Class A	32,800	1,027,296
Cree, Inc. (I)	8,200	556,206
Intel Corp.	24,400	500,932
Micron Technology, Inc. (I)	35,000	317,100
NVIDIA Corp. (I)(L)	52,700	853,740
ON Semiconductor Corp. (I)	12,100	96,316
Texas Instruments, Inc.	92,700	2,260,026

		5,964,311
Software - 11.42%
Adobe Systems, Inc. (I)	4,900	169,785
BMC Software, Inc. (I)	7,400	272,616
Citrix Systems, Inc. (I)	15,800	679,558
FactSet Research Systems, Inc. (L)	1,300	86,060
Intuit, Inc. (I)	3,200	103,552
McAfee, Inc. (I)	13,900	551,691
Microsoft Corp.	1,897,300	54,376,618
Oracle Corp.	2,184,100	53,838,065
Red Hat, Inc. (I)	11,000	308,550
Salesforce.com, Inc. (I)	5,600	380,520
Symantec Corp. (I)	20,700	342,585
VMware, Inc., Class A (I)(L)	4,300	212,893

		111,322,493

		283,318,466
Materials - 1.26%
Chemicals - 0.43%
Air Products & Chemicals, Inc.	6,900	473,202
Ashland, Inc.	2,100	98,868
Celanese Corp., Series A	11,500	358,685
E.I. Du Pont de Nemours & Company	12,500	421,500
Eastman Chemical Company	3,000	178,650
Lubrizol Corp.	5,200	410,852
The Dow Chemical Company	71,200	2,015,672

The accompanying notes are an integral part of the financial statements.	273

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
The Mosaic Company	3,740	$218,379

		4,175,808
Metals & Mining - 0.78%
Alcoa, Inc.	58,600	779,380
Freeport-McMoRan Copper & Gold, Inc.	41,400	3,111,624
Nucor Corp.	7,500	310,500
Reliance Steel & Aluminum Company	2,600	115,284
Southern Copper Corp. (L)	100,100	2,938,936
Walter Energy, Inc.	4,010	315,066

		7,570,790
Paper & Forest Products - 0.05%
International Paper Company	16,500	382,305
MeadWestvaco Corp.	7,100	162,874

		545,179

		12,291,777
Telecommunication Services - 1.31%
Diversified Telecommunication Services - 1.26%
AT&T, Inc.	299,205	7,423,275
CenturyTel, Inc.	14,900	510,623
Verizon Communications, Inc.	152,600	4,414,715

		12,348,613
Wireless Telecommunication Services - 0.05%
Crown Castle International Corp. (I)(L)	8,400	317,520
MetroPCS Communications, Inc. (I)	6,200	38,254
NII Holdings, Inc. (I)	2,700	101,034

		456,808

		12,805,421
Utilities - 0.14%
Electric Utilities - 0.02%
FPL Group, Inc.	4,600	213,302
Independent Power Producers & Energy Traders - 0.05%
The AES Corp. (I)	39,500	461,755
Multi-Utilities - 0.06%
PG&E Corp.	12,700	532,384
Water Utilities - 0.01%
Aqua America, Inc. (L)	6,500	111,280

		1,318,721

TOTAL COMMON STOCKS (Cost $827,385,452)		$919,874,350

SHORT-TERM INVESTMENTS - 11.36%
Repurchase Agreement - 3.21%
Repurchase Agreement with State Street Corp.
dated 02-26-2010 at 0.10% to be
repurchased at $31,277,026 on 03-01-2010,
collateralized by $31,625,000 Federal Farm
Credit Bank, 2.00% due 06-15-2012 (valued
at $31,906,463, including interest)	$31,277,000	31,277,000
Short-Term Securities* - 1.52%
U.S. Treasury Bills, 0.010% 03/18/2010	14,800,000	14,799,662

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Short-Term Securities* (continued)
Securities Lending Collateral - 6.63%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)*	$6,461,554 $	$64,680,798

TOTAL SHORT-TERM INVESTMENTS (Cost $110,750,869) $		110,757,460

Total Investments (U.S. Multi Sector Fund)
(Cost $938,136,321) - 105.72%		$1,030,631,810
Other assets and liabilities, net - (5.72%)		(55,792,145)

TOTAL NET ASSETS - 100.00%		$974,839,665

Value & Restructuring Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.76%
Consumer Discretionary - 5.18%
Household Durables - 2.91%
Black & Decker Corp.	170,650	$12,367,006
Newell Rubbermaid, Inc.	325,300	4,472,875

		16,839,881
Multiline Retail - 0.29%
Dollar General Corp. (I)	71,440	1,706,702
Specialty Retail - 1.98%
TJX Companies, Inc.	274,880	11,443,254

		29,989,837
Consumer Staples - 6.43%
Food Products - 0.95%
Dean Foods Company (I)	219,600	3,203,964
Dole Food Company, Inc. (I)(L)	193,328	2,267,737

		5,471,701
Personal Products - 1.58%
Avon Products, Inc.	301,300	9,171,572
Tobacco - 3.90%
Lorillard, Inc.	308,950	22,565,708

		37,208,981
Energy - 23.85%
Oil, Gas & Consumable Fuels - 23.85%
Alpha Natural Resources, Inc. (I)	481,300	22,144,613
Anadarko Petroleum Corp.	193,500	13,570,155
Cloud Peak Energy, Inc. (I)	97,400	1,481,454
ConocoPhillips	239,300	11,486,400
CONSOL Energy, Inc.	368,400	18,552,624
Devon Energy Corp.	197,800	13,620,508
El Paso Corp.	364,900	3,820,503
Murphy Oil Corp.	87,500	4,541,250
Noble Energy, Inc.	166,850	12,119,984
PetroHawk Energy Corp. (I)	332,500	7,115,500
Petroleo Brasileiro SA, ADR (L)	597,000	25,462,050
Rosetta Resources, Inc. (I)(S)	82,051	1,536,815
Rosetta Resources, Inc. (I)	59,000	1,105,070
W&T Offshore, Inc. (L)	169,500	1,493,295

		138,050,221

		138,050,221

The accompanying notes are an integral part of the financial statements.	274

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Value & Restructuring Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 15.84%
Commercial Banks - 1.99%
Banco Santander SA (L)	228,300	$2,977,032
PNC Financial Services Group, Inc.	159,200	8,558,592

		11,535,624
Diversified Financial Services - 7.47%
Apollo Investment Corp.	367,400	4,283,884
The Goldman Sachs Group, Inc.	69,500	10,866,325
Invesco, Ltd.	485,700	9,519,720
Morgan Stanley	305,300	8,603,354
JPMorgan Chase & Company	237,400	9,963,678

		43,236,961
Insurance - 5.28%
ACE, Ltd.	302,300	15,111,977
Loews Corp.	193,600	7,058,656
MetLife, Inc.	230,900	8,402,451

		30,573,084
Real Estate Investment Trusts - 1.10%
DiamondRock Hospitality Company (I)	440,691	3,939,778
Host Hotels & Resorts, Inc.	207,891	2,434,404

		6,374,182

		91,719,851
Health Care - 5.64%
Biotechnology - 0.46%
Talecris Biotherapeutics Holdings Corp. (I)	123,104	2,636,888
Health Care Equipment & Supplies - 1.54%
Baxter International, Inc.	156,500	8,909,545
Health Care Providers & Services - 1.97%
AmerisourceBergen Corp.	406,800	11,406,672
Pharmaceuticals - 1.67%
Bristol-Myers Squibb Company (L)	394,600	9,671,646

		32,624,751
Industrials - 15.15%
Aerospace & Defense - 2.67%
AerCap Holdings NV (I)(L)	478,300	4,548,633
United Technologies Corp.	158,800	10,901,620

		15,450,253
Airlines - 1.48%
Copa Holdings SA, Class A	157,600	8,571,864
Construction & Engineering - 0.82%
Aecom Technology Corp. (I)	175,400	4,753,340
Industrial Conglomerates - 1.60%
Tyco International, Ltd.	256,000	9,231,360
Machinery - 3.88%
AGCO Corp. (I)	289,700	9,922,225
Eaton Corp.	184,100	12,540,892

		22,463,117
Road & Rail - 4.28%
Ryder Systems, Inc.	124,400	4,390,076
Union Pacific Corp.	302,600	20,386,162
		24,776,238
Trading Companies & Distributors - 0.42%
RSC Holdings, Inc. (I)(L)	345,900	2,438,595

		87,684,767

Value & Restructuring Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 7.56%
Communications Equipment - 4.47%
CommScope, Inc. (I)	252,300	$6,431,127
Harris Corp.	430,300	19,458,166

		25,889,293
Computers & Peripherals - 2.88%
International Business Machines Corp.	131,050	16,664,318
Electronic Equipment, Instruments & Components - 0.21%
Corning, Inc.	70,000	1,234,100
		43,787,711
Materials - 12.66%
Chemicals - 4.31%
Celanese Corp., Series A	412,200	12,856,518
Lanxess AG (I)	172,744	6,347,922
PPG Industries, Inc. (L)	93,033	5,725,251

		24,929,691
Metals & Mining - 8.35%
Freeport-McMoRan Copper & Gold, Inc.	150,150	11,285,274
Grupo Mexico SAB de CV, Series B	4,541,884	10,805,208
Schnitzer Steel Industries, Inc.	112,500	5,136,750
Southern Copper Corp. (L)	435,500	12,786,280
Vale SA (L)	298,600	8,318,996

		48,332,508

		73,262,199
Telecommunication Services - 3.96%
Diversified Telecommunication Services - 0.58%
Windstream Corp.	328,399	3,326,682
Wireless Telecommunication Services - 3.38%
America Movil SAB de CV, Series L ADR	439,400	19,584,058

		22,910,740
Utilities - 0.49%
Electric Utilities - 0.49%
Enel SpA (I)	527,538	2,861,451

TOTAL COMMON STOCKS (Cost $433,186,355)		$560,100,509

PREFERRED STOCKS - 0.49%
Financials - 0.49%
Diversified Financial Services - 0.49%
Citigroup, Inc. 7.500%	26,447	2,836,705

TOTAL PREFERRED STOCKS (Cost $2,686,700)		$2,836,705

CONVERTIBLE BONDS - 0.85%
Consumer Discretionary - 0.85%
Automobiles - 0.85%
Ford Motor Company	3,467,000	4,923,140

TOTAL CONVERTIBLE BONDS (Cost $3,518,155)		$4,923,140

SHORT-TERM INVESTMENTS - 12.60%
Repurchase Agreement - 1.64%
Repurchase Agreement with State Street Corp.
dated 2-26-2010 at 0.010% to be
repurchased at $9,497,008 on 3-1-2010,
collateralized by $9,525,000 Federal Home
Loan Mortgage Corp., 3.625% due
8-25-2014 (valued at $9,691,688,
including interest)	$9,497,000	9,497,000

The accompanying notes are an integral part of the financial statements.	275

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Value & Restructuring Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
SECURITIES LENDING COLLATERAL - 10.96%
John Hancock Collateral Investment
Trust, 0.1869% (W)(Y)	$6,335,654	$63,420,534

TOTAL SHORT-TERM INVESTMENTS (Cost $72,906,115)		$72,917,534

Total Investments (Value & Restructuring Fund)
(Cost $512,297,325) - 110.70%		$640,777,888
Other assets and liabilities, net - (10.70%)		(61,924,680)

TOTAL NET ASSETS - 100.00%		$578,853,208

Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.67%
Consumer Discretionary - 8.07%
Auto Components - 2.04%
Lear Corp. (I)	38,700	$2,680,749
Automobiles - 2.14%
Harley-Davidson, Inc. (L)	114,674	2,822,127
Hotels, Restaurants & Leisure - 1.80%
Darden Restaurants, Inc.	58,500	2,372,175
Household Durables - 2.09%
Newell Rubbermaid, Inc. (L)	199,560	2,743,950

		10,619,001
Consumer Staples - 6.50%
Food & Staples Retailing - 2.54%
Sysco Corp.	115,800	3,346,620
Food Products - 2.53%
ConAgra Foods, Inc.	136,130	3,329,740
Personal Products - 1.43%
The Estee Lauder Companies, Inc., Class A	31,210	1,876,657

		8,553,017
Energy - 6.98%
Energy Equipment & Services - 2.01%
Smith International, Inc.	64,700	2,652,053
Oil, Gas & Consumable Fuels - 4.97%
El Paso Corp.	312,360	3,270,409
Pioneer Natural Resources Company	56,400	2,631,060
The Williams Companies, Inc.	29,500	635,430

		6,536,899

		9,188,952
Financials - 20.87%
Commercial Banks - 4.16%
BB&T Corp. (L)	102,800	2,932,884
Comerica, Inc.	70,500	2,543,640

		5,476,524
Diversified Financial Services - 5.38%
Invesco, Ltd.	33,986	666,126
Northern Trust Corp.	68,439	3,647,114
The Charles Schwab Corp.	150,900	2,762,979

		7,076,219
Insurance - 8.45%
ACE, Ltd.	84,165	4,207,408
Marsh & McLennan Companies, Inc.	119,399	2,772,445

Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Willis Group Holdings PLC	138,955	$4,138,080

		11,117,933
Real Estate Investment Trusts - 1.35%
Weingarten Realty Investors (L)	85,900	1,768,681
Thrifts & Mortgage Finance - 1.53%
Washington Federal, Inc.	103,400	2,015,266

		27,454,623
Health Care - 10.18%
Health Care Equipment & Supplies - 3.44%
Beckman Coulter, Inc.	68,990	4,522,984
Health Care Providers & Services - 6.74%
Brookdale Senior Living, Inc. (I)	225,800	4,059,884
Healthsouth Corp. (I)(L)	120,580	2,086,034
Henry Schein, Inc. (I)(L)	47,900	2,722,157

		8,868,075

		13,391,059
Industrials - 16.69%
Aerospace & Defense - 3.97%
Goodrich Corp.	79,570	5,222,179
Building Products - 2.31%
Lennox International, Inc.	71,900	3,034,180
Commercial Services & Supplies - 3.41%
Avery Dennison Corp.	142,100	4,490,360
Machinery - 7.00%
Pentair, Inc.	153,350	4,993,076
Snap-on, Inc.	100,000	4,222,000

		9,215,076

		21,961,795
Information Technology - 11.61%
Computers & Peripherals - 2.45%
Diebold, Inc.	111,310	3,223,538
Electronic Equipment, Instruments & Components - 2.12%
Flextronics International, Ltd. (I)	400,331	2,786,304
IT Services - 3.26%
Fidelity National Information Services, Inc.	190,200	4,287,108
Office Electronics - 3.78%
Zebra Technologies Corp., Class A (I)	174,430	4,983,465

		15,280,415
Materials - 7.13%
Chemicals - 4.95%
PPG Industries, Inc. (L)	43,100	2,652,374
Valspar Corp.	140,880	3,854,477

		6,506,851
Containers & Packaging - 2.18%
Sonoco Products Company	97,100	2,872,218

		9,379,069
Utilities - 6.64%
Electric Utilities - 4.14%
Edison International	87,800	2,864,914
Great Plains Energy, Inc.	145,100	2,584,231

		5,449,145

The accompanying notes are an integral part of the financial statements.	276

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities - 2.50%
Wisconsin Energy Corp.	67,894	$3,288,107

		8,737,252

TOTAL COMMON STOCKS (Cost $103,109,967)		$124,565,183

SHORT-TERM INVESTMENTS - 14.44%
Short-Term Securities* - 5.17%
Federal Home Loan Bank Discount Notes,
0.010%, 03/01/2010	$6,800,000	6,800,000
Securities Lending Collateral - 9.27%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)*	1,218,907	12,201,376

TOTAL SHORT-TERM INVESTMENTS (Cost $18,999,185)		$19,001,376

Total Investments (Value Fund) (Cost $122,109,152) - 109.11%		$143,566,559
Other assets and liabilities, net - (9.11%)		(11,984,085)

TOTAL NET ASSETS - 100.00%		$131,582,474

Vista Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.04%
Consumer Discretionary - 18.71%
Auto Components - 1.20%
Autoliv, Inc. (I)	69,900	$3,118,239
Hotels, Restaurants & Leisure - 5.13%
Bally Technologies, Inc. (I)	30,300	1,254,723
Ctrip.com International, Ltd., ADR (I)	59,000	2,255,570
Las Vegas Sands Corp. (I)(L)	109,500	1,820,985
Royal Caribbean Cruises, Ltd. (I)(L)	93,900	2,654,553
Starwood Hotels & Resorts
Worldwide, Inc. (L)	101,300	3,920,310
WMS Industries, Inc. (I)	5,324	201,939
Wynn Resorts, Ltd. (L)	19,100	1,214,187

		13,322,267
Household Durables - 3.30%
Harman International Industries, Inc. (I)	45,200	1,949,928
NVR, Inc. (I)(L)	3,900	2,762,370
Tempur-Pedic International, Inc. (I)	45,700	1,297,880
Tupperware Brands Corp.	27,200	1,271,056
Whirlpool Corp.	15,500	1,304,480

		8,585,714
Internet & Catalog Retail - 1.48%
Priceline.com, Inc. (I)(L)	16,900	3,832,244
Multiline Retail - 2.30%
Dollar Tree, Inc. (I)	56,800	3,166,032
Nordstrom, Inc. (L)	76,100	2,811,134

		5,977,166
Specialty Retail - 4.27%
Bed Bath & Beyond, Inc. (I)	48,200	2,005,602
Chico’s FAS, Inc.	223,400	3,027,070
J. Crew Group, Inc. (I)(L)	45,800	1,927,264
Tiffany & Company	32,800	1,455,992
Williams-Sonoma, Inc.	125,300	2,688,938

		11,104,866

Vista Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 1.03%
Phillips-Van Heusen Corp.	61,400	$2,672,128

		48,612,624
Consumer Staples - 1.99%
Food Products - 0.98%
Green Mountain Coffee Roasters, Inc. (I)(L)	14,800	1,248,972
H.J. Heinz Company	28,500	1,308,150

		2,557,122
Household Products - 0.50%
Church & Dwight Company, Inc.	19,300	1,296,574
Personal Products - 0.51%
Mead Johnson Nutrition Company	28,000	1,324,400

		5,178,096
Energy - 7.28%
Energy Equipment & Services - 1.97%
Atwood Oceanics, Inc. (I)	76,200	2,549,652
Cameron International Corp. (I)	62,500	2,570,625

		5,120,277
Oil, Gas & Consumable Fuels - 5.31%
Alpha Natural Resources, Inc. (I)	71,000	3,266,710
Brigham Exploration Company (I)(L)	118,600	1,947,412
Continental Resources, Inc. (I)	64,000	2,526,720
PetroHawk Energy Corp. (I)	121,114	2,591,840
Whiting Petroleum Corp. (I)	46,000	3,443,100

		13,775,782

		18,896,059
Financials - 7.81%
Commercial Banks - 1.49%
Comerica, Inc.	54,000	1,948,320
Fifth Third Bancorp	157,900	1,927,959

		3,876,279
Consumer Finance - 1.54%
AmeriCredit Corp. (I)(L)	120,400	2,678,900
Discover Financial Services	96,400	1,315,860

		3,994,760
Diversified Financial Services - 4.78%
Franklin Resources, Inc.	12,600	1,281,672
Janus Capital Group, Inc.	104,800	1,310,000
Jefferies Group, Inc. (L)	174,500	4,355,520
Lazard, Ltd., Class A	111,900	4,020,567
Waddell & Reed Financial, Inc.	44,000	1,446,720

		12,414,479

		20,285,518
Health Care - 13.45%
Biotechnology - 0.99%
Alexion Pharmaceuticals, Inc. (I)	51,700	2,560,184
Health Care Equipment & Supplies - 0.72%
Covidien PLC	37,800	1,856,736
Health Care Providers & Services - 5.81%
AmerisourceBergen Corp.	116,000	3,252,640
Express Scripts, Inc. (I)	53,700	5,155,737
Health Management Associates, Inc. (I)	186,900	1,362,501
Medco Health Solutions, Inc. (I)	84,000	5,312,160

		15,083,038
Health Care Technology - 2.03%
Allscripts-Misys Healthcare
Solutions, Inc. (I)(L)	111,600	1,996,524

The accompanying notes are an integral part of the financial statements.	277

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Vista Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Technology (continued)
Cerner Corp. (I)(L)	39,600	$3,284,820

		5,281,344
Life Sciences Tools & Services - 2.86%
Life Technologies Corp. (I)	120,800	6,131,808
Waters Corp. (I)	21,800	1,300,588

		7,432,396
Pharmaceuticals - 1.04%
Shire PLC	94,400	2,028,307
Shire PLC, ADR	10,583	682,815

		2,711,122

		34,924,820
Industrials - 13.28%
Aerospace & Defense - 3.96%
BE Aerospace, Inc. (I)	83,500	2,162,650
Goodrich Corp.	51,700	3,393,071
L-3 Communications Holdings, Inc.	28,900	2,642,038
Precision Castparts Corp.	18,600	2,097,150

		10,294,909
Air Freight & Logistics - 1.51%
FedEx Corp.	46,200	3,915,912
Construction & Engineering - 1.49%
Aecom Technology Corp. (I)	70,407	1,908,030
Chicago Bridge & Iron Company NV (I)	90,900	1,971,621

		3,879,651
Machinery - 5.29%
Bucyrus International, Inc.	104,200	6,518,752
Dover Corp.	29,700	1,344,222
Ingersoll-Rand PLC (L)	39,600	1,263,636
Kennametal, Inc.	50,800	1,323,340
Stanley Works (L)	57,500	3,291,875

		13,741,825
Road & Rail - 1.03%
Kansas City Southern (I)(L)	78,000	2,675,400

		34,507,697
Information Technology - 24.23%
Communications Equipment - 1.26%
F5 Networks, Inc. (I)	58,600	3,269,880
Computers & Peripherals - 4.45%
Lexmark International, Inc. (I)(L)	58,700	1,978,777
NetApp, Inc. (I)	84,200	2,526,842
Seagate Technology (I)	196,200	3,906,342
Western Digital Corp. (I)	81,800	3,159,934

		11,571,895
Electronic Equipment, Instruments & Components - 3.30%
Agilent Technologies, Inc. (I)	171,100	5,382,806
Jabil Circuit, Inc.	82,500	1,251,525
Molex, Inc.	94,800	1,938,660

		8,572,991
Internet Software & Services - 3.18%
Equinix, Inc. (I)(L)	51,700	4,884,099
GSI Commerce, Inc. (I)	54,100	1,350,877
MercadoLibre, Inc. (I)(L)	48,962	2,014,297
		8,249,273
IT Services - 1.62%
Cognizant Technology Solutions
Corp., Class A (I)	87,500	4,211,375

Vista Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 9.20%
Altera Corp.	98,600	$2,408,798
Analog Devices, Inc.	113,600	3,321,664
ASML Holding NV (L)	104,700	3,227,901
Atheros Communications, Inc. (I)(L)	58,900	2,113,921
Cree, Inc. (I)	20,300	1,376,949
Marvell Technology Group, Ltd. (I)	168,700	3,259,284
NVIDIA Corp. (I)(L)	101,700	1,647,540
Silicon Laboratories, Inc. (I)	28,500	1,295,040
Teradyne, Inc. (I)(L)	269,300	2,690,307
Veeco Instruments, Inc. (L)	74,800	2,550,680

		23,892,084
Software - 1.22%
Citrix Systems, Inc. (I)	44,500	1,913,945
Rovi Corp. (I)	37,600	1,259,600

		3,173,545

		62,941,043
Materials - 6.50%
Chemicals - 2.83%
Celanese Corp., Series A	81,700	2,548,223
CF Industries Holdings, Inc.	14,000	1,487,360
The Mosaic Company	56,800	3,316,552

		7,352,135
Metals & Mining - 3.67%
AK Steel Holding Corp.	113,392	2,441,330
Cliffs Natural Resources, Inc.	55,800	3,147,118
Freeport-McMoRan Copper & Gold, Inc.	17,700	1,330,332
Walter Energy, Inc.	33,200	2,608,524

		9,527,304

		16,879,439
Telecommunication Services - 4.79%
Wireless Telecommunication Services - 4.79%
American Tower Corp., Class A (I)	75,600	3,225,096
SBA Communications Corp. (I)(L)	260,588	9,214,392

		12,439,488

		12,439,488

TOTAL COMMON STOCKS (Cost $211,316,787)		$254,664,784

SHORT-TERM INVESTMENTS - 24.75%
Short-Term Securities* - 3.30%
State Street Institutional US Government
Money Market Fund, 0.03489%	$8,577,957	8,577,957
Securities Lending Collateral - 21.45%
John Hancock Collateral Investment
Trust, 0.1970% (W)(Y)(Y)	5,566,647	55,722,689

TOTAL SHORT-TERM INVESTMENTS (Cost $64,287,315)		$64,300,646

Total Investments (Vista Fund) (Cost $275,604,102) - 122.79%		$318,965,430
Other assets and liabilities, net - (22.79%)		(59,197,406)

TOTAL NET ASSETS - 100.00%		$259,768,024

Footnotes
Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.	278

John Hancock Funds II

Portfolio of Investments — February 28, 2010 (Unaudited) (showing percentage of total net assets)

Key to Currency Abbreviations

ARS	- Argentine Peso
AUD	- Australian Dollar
BHD	- Bahraini Dinar
BRL	- Brazilian Real
CAD	- Canadian Dollar
COP	- Colombian Peso
DKK	- Danish Krone
EUR	- Euro
GBP	- British Pound
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
JPY	- Japanese Yen
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
PLN	- Polish Zloty
SGD	- Singapore Dollar
SEK	- Swedish Krona
ZAR	- South African Rand

Key to Security Abbreviations and Legend

ADR	- American Depositary Receipts
BKNT	- Bank Note
EMTN	- Euro Medium Term Note
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corporation
GDR	- Global Depositary Receipts
GMTN	- Global Medium Term Note
IO	- Interest Only (Interest Tranche of Stripped Mortgage Pool)
LIBOR	- London Interbank Offered Rate
MTN	- Medium Term Note
PIK	- Paid In Kind
PLC	- Public Limited Company
SADR	- Sponsored American Depositary Receipts
SPDR	- Standard& Poor’s Depositary Receipts
TBA	- To Be Announced

(A)	The subadviser is an affiliate of the adviser.
(B)	Purchased on a forward commitment basis.
(C)	Security purchased on a when-issued or delayed delivery basis.
(D)	Principal amount of security is adjusted for inflation.
(F)	All or portion of this security is held at a broker to meet the margin requirements of futures contracts.
(G)	The Fund’s sub-adviser is shown parenthetically.
(H)	Non-income producing, issuer is in bankruptcy and/or is in default of interest payments.
(I)	Non-income producing security .
(L)	All or a portion of the security is on loan as of February 28, 2010.
(N)	Variable rate preferred stock.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	The securities are exempt from registration under the Rule 144A of the securities act of 1933. Such securities may be resold to qualified
.	institutional buyers, in transactions exempt from registration.
(T)	All or a portion of this security represents an unsettled term loan commitment. Rate will be determined at time of settlement.
(U)	All or a portion of this position represents unfunded loan commitment.
(W)	Investment is an affiliate of the Fund, the adviser and/or subadviser and represents the investment of securities lending collateral received.
(Y)	The rate shown is the annualized seven-day yield as of
February 28, 2010.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	279

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2010 (Unaudited)

	Active	All Cap	All Cap	All Cap
Assets	Bond Fund	Core Fund	Growth Fund	Value Fund

Investments in unaffiliated issuers, at value	$668,871,803	$475,802,643	$88,836,763	$315,895,215
Investments in affiliated issuers, at value (Note 2)	—	47,119,933	—	67,907,959
Securities loaned, at value (Note 2)	—	46,010,686	—	66,499,736
Repurchase agreements, at value (Note 2)	—	—	—	5,206,000
Total investments, at value	668,871,803	568,933,262	88,836,763	455,508,910
Cash	3,696	—	—	542
Foreign currency, at value	41,340	—	—	—
Cash held at broker for futures contracts	50,850	—	—	—
Receivable for investments sold	4,609,486	—	1,161,322	2,376,594
Receivable for fund shares sold	77,178	—	—	48,711
Dividends and interest receivable	7,616,116	1,231,404	111,934	357,318
Receivable for securities lending income	—	51,604	—	4,767
Other assets	385	86	91	367
Total assets	681,270,854	570,216,356	90,110,110	458,297,209

Liabilities

Payable for investments purchased	7.207,562	—	802,025	3,520,743
Payable for delayed delivery securities purchased	7,540,191	—	—	—
Payable for forward foreign currency exchange contracts (Note 3)	—	—	—	—
Payable for fund shares repurchased	4,888	—	160,612	—
Payable upon return of securities loaned (Note 2)	—	47,113,031	—	67,902,302
Payable for futures variation margin	6,468	1,525	—	—
Payable to affiliates
Accounting and legal services fees	10,352	5,564	2,166	3,776
Trustees’ fees	434	350	58	91
Other liabilities and accrued expenses	70,331	60,747	27,082	33,288
Total liabilities	14,840,226	47,181,217	991,943	71,460,200

Net assets

Capital paid-in	$653,613,721	$733,881,186	$106,041,187	$327,076,749
Undistributed net investment income (loss)	8,200,910	929,061	(21,194)	(154,781)
Accumulated undistributed net realized gain (loss) on investments	(3,546,913)	(267,119,602)	(21,318,682)	1,210,987
Net unrealized appreciation (depreciation) on investments	8,162,910	55,344,494	4,416,856	58,704,054
Net assets	$666,430,628	$523,035,139	$89,118,167	$386,837,009
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$660,671,405	$466,471,347	$84,419,907	$328,906,145
Investments in affiliated issuers, at cost	—	$47,110,885	—	$67,898,711
Foreign currency, at cost	$45,821	—	—	—

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$37,299,564	—	$89,118,167	$89,753,711
Shares outstanding	3,797,253	—	7,192,885	8,684,795
Net asset value, offering price and redemption price per share	$9.82	—	$12.39	$10.33

Class NAV
Net assets	$629,131,064	$523,035,139	—	$297,083,298
Shares outstanding	64,091,804	67,805,762	—	28,886,058
Net asset value, offering price and redemption price per share	$9.82	$7.71	—	$10.28

The accompanying notes are an integral part of the financial statements.	280

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2010 (Unaudited)

	Alpha	Alternative		Capital
	Opportunities	Asset Allocation	Blue Chip	Appreciation
Assets	Fund	Fund	Growth Fund	Fund

Investments in unaffiliated issuers, at value	$631,348,001	$118,150	$1,720,513,534	$1,223,873,820
Investments in affiliated issuers, at value (Note 2)	89,645,082	1,241,869[1]	185,402,134	167,227,555
Securities loaned, at value (Note 2)	87,789,156	—	181,945,192	165,448,513
Repurchase agreements, at value (Note 2)	35,100,000	—	—	—
Total investments, at value	843,882,239	1,360,019	2,087,860,860	1,556,549,888
Cash	10,096	57,165	—	—
Foreign currency, at value	2,777	—	—	—
Receivable for investments sold	22,254,839	—	10,435,956	15,198,606
Receivable for forward foreign currency exchange contracts (Note 3)	26,608	—	—	—
Receivable for fund shares sold	27,802	—	241,788	246,815
Dividends and interest receivable	816,577	817	1,901,615	1,618,234
Receivable for securities lending income	19,964	—	11,103	10,303
Receivable due from adviser	—	352	—	—
Other assets	1,186	557	588	549
Total assets	867,042,088	1,418,910	2,100,451,910	1,573,624,395

Liabilities

Payable for investments purchased	20,118,656	891	11,952,214	19,738,603
Payable for forward foreign currency exchange contracts (Note 3)	110,851	—	—	—
Payable for fund shares repurchased	—	—	674,851	811,608
Payable upon return of securities loaned (Note 2)	89,622,928	—	185,395,558	167,215,617
Payable to affiliates
Accounting and legal services fees	6,628	14	10,588	5,290
Trustees’ fees	169	12	1,410	514
Other liabilities and accrued expenses	65,069	25,830	81,778	57,145
Total liabilities	109,924,301	26,747	198,116,399	187,828,777

Net assets

Capital paid-in	$644,174,136	$1,062,948	$2,022,883,997	$1,375,910,647
Undistributed net investment income (loss)	(1,041,042)	418	168,901	(365,612)
Accumulated undistributed net realized gain (loss) on investments	45,625,311	30,497	(512,517,219)	(247,705,376)
Net unrealized appreciation (depreciation) on investments	68,359,382	298,300	391,799,832	257,955,959
Net assets	$757,117,787	$1,392,163	$1,902,335,511	$1,385,795,618
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$685,791,436	$108,405	$1,510,672,602	$1,131,388,350
Investments in affiliated issuers, at cost	$89,644,901	$953,314	$185,388,505	$167,201,187
Foreign currency, at cost	$2,776	—	—	—

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A
Net assets	—	$1,392,163	—	—
Shares outstanding	—	104,761	—	—
Net asset value and redemption price per share	—	$13.29	—	—

Class 1
Net assets	—	—	$445,326,762	$133,975,422
Shares outstanding	—	—	25,906,730	13,695,124
Net asset value, offering price and redemption price per share	—	—	$17.19	$9.78

Class NAV
Net assets	$757,117,787	—	$1,457,008,749	$1,251,820,196
Shares outstanding	69,503,651	—	84,843,022	127,904,332
Net asset value, offering price and redemption price per share	$10.89	—	$17.17	$9.79

Maximum Public Offering Price Per Share:
Class A (net asset value per share ÷ 95%)	—	$13.99[2]	—	—

1 See Note 9.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering prices is reduced.

The accompanying notes are an integral part of the financial statements.	281

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2010 (Unaudited)

		Core Diversified	Core	Core Global
	Core Bond	Growth & Income	Fundamental	Diversification
Assets	Fund	Portfolio	Holdings Portfolio	Portfolio

Investments in unaffiliated issuers, at value	$538,300,874	$11,897,435	$6,326,004	$10,399,584
Investments in affiliated issuers, at value (Note 2)	—	7,930,795[1]	4,217,342[1]	6,933,055[1]
Total investments, at value	538,300,874	19,828,230	10,543,346	17,332,639
Cash	—	—	102	—
Receivable for investments sold	2,974,999	—	—	—
Receivable for delayed delivery securities sold	56,935,925	—	—	—
Receivable for fund shares sold	26,459	79,723	80,342	115,684
Dividends and interest receivable	3,277,062	11,668	7,903	11,277
Receivable due from adviser	—	161	211	197
Other assets	363	11	8	6
Total assets	601,515,682	19,919,793	10,631,912	17,459,803

Liabilities

Payable for investments purchased	15,415,314	88,353	86,859	124,406
Payable for delayed delivery securities purchased	97,743,394	—	—	—
Investments sold short, at value (Note 2)	24,136,875	—	—	—
Payable to affiliates
Accounting and legal services fees	2,381	273	131	231
Trustees’ fees	93	—	—	—
Other liabilities and accrued expenses	84,212	20,211	19,384	18,516
Total liabilities	137,382,269	108,837	106,374	143,153

Net assets

Capital paid-in	$446,637,222	$18,218,698	$9,536,630	$16,571,747
Undistributed net investment income (loss)	1,906,774	(2,607)	(771)	182
Accumulated undistributed net realized gain (loss) on investments	4,561,701	595,364	358,272	611,892
Net unrealized appreciation (depreciation) on investments	11,027,716	999,501	631,407	132,829
Net assets	$464,133,413	$19,810,956	$10,525,538	$17,316,650
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$527,275,365	$10,913,841	$5,691,690	$10,130,691
Investments in affiliated issuers, at cost	—	$7,914,888	$4,220,248	$7,069,119
Proceeds received on short sales	$24,139,082	—	—	—

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$11,430,092	$19,810,956	$10,525,538	$17,316,650
Shares outstanding	864,397	2,224,548	1,161,370	1,965,499
Net asset value, offering price and redemption price per share	$13.22	$8.91	$9.06	$8.81

Class NAV
Net assets	$452,703,321	—	—	—
Shares outstanding	34,268,954	—	—	—
Net asset value, offering price and redemption price per share	$13.21	—	—	—

1 See Note 9.

The accompanying notes are an integral part of the financial statements.	282

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2010 (Unaudited)

	Emerging Markets	Emerging Markets	Equity-Income	Fundamental
Assets	Debt Fund	Value Fund	Fund	Value Fund

Investments in unaffiliated issuers, at value	$15,314,199	$1,095,563,441	$777,458,537	$1,488,506,233
Investments in affiliated issuers, at value (Note 2)	—	85,063,807	87,563,364	72,091,344
Securities loaned, at value (Note 2)	—	83,755,030	85,592,983	70,112,466
Repurchase agreements, at value (Note 2)	—	1,927,000	—	—
Total investments, at value	15,314,199	1,266,309,278	950,614,884	1,630,710,043
Cash	67,032	354	—	2,712,828
Foreign currency, at value	378	7,539,018	—	—
Cash held at broker for futures contracts	22,500	—	—	—
Receivable for investments sold	257,264	—	5,498,912	790,421
Receivable for fund shares sold	—	12,554	76,818	366,460
Dividends and interest receivable	209,400	2,085,634	2,863,212	1,782,591
Receivable for securities lending income	—	12,616	18,212	11,599
Receivable due from adviser	317	—	95	—
Other assets	—	889	667	683
Total assets	15,871,090	1,275,960,343	959,072,800	1,636,374,625

Liabilities

Capital gains tax withholding	—	626,491	—	—
Payable for investments purchased	287,125	3,904,498	609,409	4,926,542
Payable for delayed delivery securities purchased	492,828	—	—	—
Payable for forward foreign currency exchange contracts (Note 3)	1,047	—	—	—
Payable for fund shares repurchased	—	91,605	330,866	156,749
Payable upon return of securities loaned (Note 2)	—	85,006,908	87,542,496	72,076,127
Payable for futures variation margin	3,438	—	—	—
Distributions payable	71,871	—	—	—
Payable to affiliates
Accounting and legal services fees	288	8,659	8,839	10,621
Trustees’ fees	104	302	598	784
Other liabilities and accrued expenses	7,903	380,242	73,126	107,769
Total liabilities	864,604	90,018,705	88,565,334	77,278,592

Net assets

Capital paid-in	$15,000,000	$916,798,425	$1,065,064,158	$1,762,454,020
Undistributed net investment income (loss)	(14,759)	(2,389,859)	2,356,820	544,465
Accumulated undistributed net realized gain (loss) on investments	(55,603)	19,021,318	(208,829,090)	(357,740,170)
Net unrealized appreciation (depreciation) on investments	76,848	252,511,754	11,915,578	153,837,718
Net assets	$15,006,486	$1,185,941,638	$870,507,466	$1,559,096,033
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$15,231,712	$928,128,348	$851,135,855	$1,404,810,709
Investments in affiliated issuers, at cost	—	$85,012,443	$87,562,915	$72,065,022
Foreign currency, at cost	$387	$7,558,162	—	—

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A
Net assets	$12,005,189	—	—	—
Shares outstanding	1,200,000	—	—	—
Net asset value and redemption price per share	$10.00	—	—	—

Class I
Net assets	$3,001,297	—	—	—
Shares outstanding	300,000	—	—	—
Net asset value, offering price and redemption price per share	$10.00	—	—	—

Class 1
Net assets	—	—	$141,619,417	$103,146,447
Shares outstanding	—	—	11,349,869	7,680,627
Net asset value, offering price and redemption price per share	—	—	$12.48	$13.43

Class NAV
Net assets	—	$1,185,941,638	$728,888,049	$1,455,949,586
Shares outstanding	—	115,829,610	58,480,287	108,624,568
Net asset value, offering price and redemption price per share	—	$10.24	$12.46	$13.40

Maximum Public Offering Price Per Share:
Class A (net asset value per share ÷ 95.5%)	$10.47[1]	—	—	—

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales, the offering prices is reduced.

The accompanying notes are an integral part of the financial statements.	283

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2010 (Unaudited)

	Global	Global	Global	Global Real
Assets	Agribusiness Fund	Bond Fund	Infrastructure Fund	Estate Fund

Investments in unaffiliated issuers, at value	$2,404,485	$706,655,249	$2,218,440	$258,398,437
Investments in affiliated issuers, at value (Note 2)	—	—	—	40,163,810
Securities loaned, at value (Note 2)	—	—	—	39,372,827
Repurchase agreements, at value (Note 2)	—	30,501,000	—	1,858,000
Total investments, at value	2,404,485	737,156,249	2,218,440	339,793,074
Cash	75,737	133	38,557	369
Foreign currency, at value	137	3,802,154	—	4,129,373
Receivable for investments sold	7,116	14,072,077	—	3,452,705
Receivable for forward foreign currency exchange contracts (Note 3)	—	8,082,741	—	—
Receivable for fund shares sold	—	7,688	—	—
Dividends and interest receivable	7,006	7,727,298	6,707	561,925
Receivable for securities lending income	—	—	—	8,586
Swap contracts, at value (Note 3)	—	4,641,447	—	—
Receivable for futures variation margin	—	452,475	—	—
Receivable due from adviser	374	—	378	—
Miscellaneous receivable	—	118,724	—	—
Other assets	1,433	565	1,432	14,302
Total assets	2,496,288	776,061,551	2,265,514	347,960,334
Liabilities

Payable for collateral held by Portfolio	—	9,150,000	—	—
Payable for investments purchased	—	12,850,267	—	5,464,467
Payable for forward foreign currency exchange contracts (Note 3)	—	4,692,425	—	—
Payable for fund shares repurchased	—	61,824	—	30,072
Payable upon return of securities loaned (Note 2)	—	—	—	40,152,492
Written options, at value (Note 3)	—	867,384	—	—
Swap contracts, at value (Note 3)	—	2,050,599	—	—
Payable to affiliates
Accounting and legal services fees	21	5,958	21	12,647
Trustees’ fees	11	352	12	573
Other liabilities and accrued expenses	28,552	162,398	28,345	135,145
Total liabilities	28,584	29,841,207	28,378	45,795,396
Net assets

Capital paid-in	$2,044,177	$805,750,830	$2,050,153	$582,152,962
Undistributed net investment income (loss)	225	(14,370,781)	3,096	(13,396,426)
Accumulated undistributed net realized gain (loss) on investments	8,428	(29,237,004)	16,843	(328,382,333)
Net unrealized appreciation (depreciation) on investments	414,874	(15,922,701)	167,044	61,790,735
Net assets	$2,467,704	$746,220,344	$2,237,136	$302,164,938
Investments in unaffiliated issuers, including repurchase agreements, at cost	$1,989,612	$759,455,882	$2,051,424	$237,843,711
Investments in affiliated issuers, at cost	—	—	—	$40,153,991
Foreign currency, at cost	$136	$3,798,440	—	$4,124,673
Premiums received on written options	—	$1,700,215	—	—
Net unamortized upfront payment on swaps	—	$614,488	—	—
Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A
Net assets	$1,230,648	—	$1,115,658	—
Shares outstanding	101,757	—	102,335	—
Net asset value and redemption price per share	$12.09	—	$10.90	—

Class I
Net assets	$1,237,056	—	$1,121,478	—
Shares outstanding	102,090	—	102,656	—
Net asset value, offering price and redemption price per share	$12.12	—	$10.92	—

Class 1
Net assets	—	$67,453,175	—	—
Shares outstanding	—	5,659,931	—	—
Net asset value, offering price and redemption price per share	—	$11.92	—	—

Class NAV
Net assets	—	$678,767,169	—	$302,164,938
Shares outstanding	—	57,061,219	—	47,535,110
Net asset value, offering price and redemption price per share	—	$11.90	—	$6.36

Maximum Public Offering Price Per Share:
Class A (net asset value per share ÷ 95%)	$12.73[1]	—	$11.47[1]	—

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering prices is reduced.

The accompanying notes are an integral part of the financial statements.	284

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2010 (Unaudited)

	Global Timber	High Income	High Yield	Index 500
Assets	Fund	Fund	Fund	Fund

Investments in unaffiliated issuers, at value	$2,512,680	$485,338,137	$972,648,647	$1,941,433,037
Investments in affiliated issuers, at value (Note 2)	—	120	1,415,187	106,208,775
Securities loaned, at value (Note 2)	—	110	1,390,625	103,992,845
Repurchase agreements, at value (Note 2)	—	—	18,600,000	—
Total investments, at value	2,512,680	485,338,367	994,054,459	2,151,634,657
Cash	24,959	67,497	307,016	800,346
Foreign currency, at value	—	—	569,887	—
Cash held at broker for futures contracts	—	—	—	6,390,000
Receivable for investments sold	—	39,514	12,558,604	—
Receivable for forward foreign currency exchange contracts (Note 3)	—	22,250	—	—
Receivable for fund shares sold	—	—	3,612	2,601,122
Dividends and interest receivable	6,429	9,634,004	22,028,730	4,517,966
Receivable for securities lending income	—	—	742	13,509
Receivable for futures variation margin	—	—	8,656	71,754
Receivable due from adviser	373	—	—	—
Other assets	1,432	329	846	1,821
Total assets	2,545,873	495,101,961	1,029,532,552	2,166,031,175

Liabilities

Payable for investments purchased	—	4,543,290	14,656,330	4,296,022
Payable for forward foreign currency exchange contracts (Note 3)	—	4,632	1,617	—
Payable for fund shares repurchased	—	67,445	—	—
Payable upon return of securities loaned (Note 2)	—	120	1,411,000	106,177,763
Written options, at value (Note 3)	—	196	—	—
Payable to affiliates
Accounting and legal services fees	33	3,642	35,198	26,392
Trustees’ fees	10	180	1,625	861
Other liabilities and accrued expenses	30,251	53,350	108,988	38,966
Total liabilities	30,294	4,672,855	16,214,758	110,540,004

Net assets

Capital paid-in	$2,013,283	$564,338,944	$1,345,848,830	$2,045,591,065
Undistributed net investment income (loss)	(9,462)	4,762,574	15,861,888	4,574,438
Accumulated undistributed net realized gain (loss) on investments	(37,775)	(28,734,445)	(330,339,651)	(295,827,383)
Net unrealized appreciation (depreciation) on investments	549,533	(49,937,967)	(18,053,273)	301,153,051
Net assets	$2,515,579	$490,429,106	$1,013,317,794	$2,055,491,171
Investments in unaffiliated issuers, including repurchase agreements, at cost	$1,963,062	$538,816,631	$1,010,714,470	$1,744,364,429
Investments in affiliated issuers, at cost	—	$120	$1,415,171	$106,174,568
Foreign currency, at cost	—	—	$552,029	—
Premiums received on written options	—	$3,523,100	—	—

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A
Net assets	$1,254,516	—	—	—
Shares outstanding	100,588	—	—	—
Net asset value and redemption price per share	$12.47	—	—	—

Class I
Net assets	$1,261,063	—	—	—
Shares outstanding	100,799	—	—	—
Net asset value, offering price and redemption price per share	$12.51	—	—	—

Class 1
Net assets	—	—	$73,564,604	—
Shares outstanding	—	—	8,498,773	—
Net asset value, offering price and redemption price per share	—	—	$8.66	—

Class NAV
Net assets	—	$490,429,106	$939,753,190	$2,055,491,171
Shares outstanding	—	61,722,945	109,261,581	251,646,726
Net asset value, offering price and redemption price per share	—	$7.95	$8.60	$8.17

Maximum Public Offering Price Per Share:
Class A (net asset value per share ÷ 95%)	$13.13[1]	—	—	—
1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering prices is reduced.

The accompanying notes are an integral part of the financial statements.	285

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2010 (Unaudited)

	International	International	International	International
	Equity Index	Opportunities	Small Cap	Small Company
Assets	Fund	Fund	Fund	Fund

Investments in unaffiliated issuers, at value	$387,413,631	$844,238,667	$236,382,953	$121,298,986
Investments in affiliated issuers, at value (Note 2)	10,121,176	—	15,000,297	4,521,502
Securities loaned, at value (Note 2)	9,839,385	—	14,156,637	4,289,531
Total investments, at value	407,374,192	844,238,667	265,539,887	130,110,019
Cash	—	—	24,189	—
Foreign currency, at value	6,234,024	5,296,100	211,420	46,263
Foreign currency held at broker for futures contracts	2,225,411	—	—	—
Receivable for investments sold	160,407	33,239,025	153,085	174,999
Receivable for forward foreign currency exchange contracts (Note 3)	135,793	—	—	—
Receivable for fund shares sold	78,538	657,238	261,211	76,626
Dividends and interest receivable	823,111	760,434	437,830	197,400
Receivable for securities lending income	6,787	—	7,220	7,473
Other assets	2,984	350	164	12,877
Total assets	417,041,247	884,191,814	266,635,006	130,625,657

Liabilities

Payable for investments purchased	3,775,951	12,486,040	158,327	610,414
Payable for forward foreign currency exchange contracts (Note 3)	240,986	—	—	—
Payable for fund shares repurchased	—	557,677	415,303	—
Payable upon return of securities loaned (Note 2)	10,104,291	—	14,996,727	4,514,135
Payable for futures variation margin	185,671	—	—	—
Payable to affiliates
Accounting and legal services fees	5,848	4,231	4,716	9,442
Trustees’ fees	306	483	186	424
Other liabilities and accrued expenses	34,282	262,281	135,975	71,982
Total liabilities	14,347,335	13,310,712	15,711,234	5,206,397

Net assets

Capital paid-in	$482,293,909	$1,052,404,137	$325,031,096	$286,972,262
Undistributed net investment income (loss)	(1,789,120)	(2,277,422)	(362,970)	(998,531)
Accumulated undistributed net realized gain (loss) on investments	(91,987,920)	(273,381,241)	(83,030,659)	(134,087,648)
Net unrealized appreciation (depreciation) on investments	14,177,043	94,135,628	9,286,305	(26,466,823)
Net assets	$402,693,912	$870,881,102	$250,923,772	$125,419,260
Investments in unaffiliated issuers, including repurchase agreements, at
cost	$382,814,284	$750,078,705	$241,261,225	$152,060,557
Investments in affiliated issuers, at cost	$10,116,998	—	$14,998,508	$4,519,522
Foreign currency, at cost	$6,203,645	$5,296,095	$209,733	$46,267

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	$89,308,137	$127,532,227	—
Shares outstanding	—	7,416,697	9,900,308	—
Net asset value, offering price and redemption price per share	—	$12.04	$12.88	—

Class NAV
Net assets	$402,693,912	$781,572,965	$123,391,545	$125,419,260
Shares outstanding	25,926,480	64,779,438	9,582,246	17,730,591
Net asset value, offering price and redemption price per share	$15.53	$12.07	$12.88	$7.07

The accompanying notes are an integral part of the financial statements.	286

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2010 (Unaudited)

		Investment
	International	Quality Bond	Large Cap	Large Cap
Assets	Value Fund	Fund	Fund	Value Fund

Investments in unaffiliated issuers, at value	$1,137,200,087	$185,235,308	$243,815,001	$533,676,395
Investments in affiliated issuers, at value (Note 2)	57,781,407	—	21,776,453	28,674,739
Securities loaned, at value (Note 2)	56,233,035	—	21,319,147	28,039,395
Repurchase agreements, at value (Note 2)	—	15,700,000	5,402,000	6,857,000
Total investments, at value	1,251,214,529	200,935,308	292,312,601	597,247,529
Cash	56,020	36,436	306	665
Foreign currency, at value	924,182	—	—	—
Receivable for investments sold	163	—	912,400	—
Receivable for forward foreign currency exchange contracts (Note 3)	—	171,160	—	—
Receivable for fund shares sold	666,260	28,793	16,982	290,806
Dividends and interest receivable	1,386,944	2,082,414	578,209	1,104,599
Receivable for securities lending income	10,554	—	1,238	2,284
Swap contracts, at value (Note 3)	—	143,131	—	—
Other assets	731	123	—	36
Total assets	1,254,259,383	203,397,365	293,821,736	598,645,919

Liabilities

Payable for investments purchased	305,149	1,597,242	2,184,418	—
Payable for delayed delivery securities purchased	—	224,294	—	—
Payable for forward foreign currency exchange contracts (Note 3)	—	288,306	—	—
Payable for fund shares repurchased	609,397	—	—	89,812
Payable upon return of securities loaned (Note 2)	57,734,430	—	21,771,840	28,660,788
Payable for futures variation margin	—	40,061	—	—
Swap contracts, at value (Note 3)	—	96,350	—	—
Payable to affiliates
Accounting and legal services fees	13,181	3,391	2,911	8,009
Trustees’ fees	1,010	91	105	424
Other liabilities and accrued expenses	258,982	47,766	36,732	59,052
Total liabilities	58,922,149	2,297,501	23,996,006	28,818,085

Net assets

Capital paid-in	$1,521,156,412	$200,384,852	$376,754,795	$769,953,925
Undistributed net investment income (loss)	(315,712)	924,114	429,687	787,283
Accumulated undistributed net realized gain (loss) on investments	(225,402,794)	(8,392,772)	(133,200,837)	(243,942,375)
Net unrealized appreciation (depreciation) on investments	(100,100,672)	8,183,670	25,842,085	43,029,001
Net assets	$1,195,337,234	$201,099,864	$269,825,730	$569,827,834
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$1,293,502,158	$192,634,716	$244,696,013	$525,554,775
Investments in affiliated issuers, at cost	$57,776,360	—	$21,774,503	$28,663,753
Foreign currency, at cost	$938,564	—	—	—

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$284,977,286	$68,289,453	$40,650,222	$80,653,414
Shares outstanding	21,933,129	5,670,683	3,514,346	4,785,688
Net asset value, offering price and redemption price per share	$12.99	$12.04	$11.57	$16.85

Class NAV
Net assets	$910,359,948	$132,810,411	$229,175,508	$489,174,420
Shares outstanding	70,261,267	11,040,447	19,816,778	28,974,989
Net asset value, offering price and redemption price per share	$12.96	$12.03	$11.56	$16.88

The accompanying notes are an integral part of the financial statements.	287

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2010 (Unaudited)

	Mid Cap	Mid Cap	Mid Cap Value	Mid Value
Assets	Index Fund	Stock Fund	Equity Fund	Fund

Investments in unaffiliated issuers, at value	$445,003,355	$623,921,728	$153,787,325	$287,604,706
Investments in affiliated issuers, at value (Note 2)	123,905,824	153,302,558	27,541,126	49,399,353
Securities loaned, at value (Note 2)	120,672,407	150,136,363	27,139,138	48,241,652
Repurchase agreements, at value (Note 2)	—	34,400,000	—	—
Total investments, at value	689,581,586	961,760,649	208,467,589	385,245,711
Cash	4,524	65,957	18,028	—
Foreign currency, at value	—	44,226	—	—
Cash held at broker for futures contracts	1,750,000	—	—	—
Receivable for investments sold	3,601,450	6,801,129	277,790	1,828,846
Receivable for forward foreign currency exchange contracts (Note 3)	—	69,454	—	—
Receivable for fund shares sold	51,747	125,595	17,413	212,584
Dividends and interest receivable	591,682	297,161	373,664	401,058
Receivable for securities lending income	27,376	32,815	6,975	3,360
Receivable for futures variation margin	16,790	—	—	—
Other assets	351	308	182	187
Total assets	695,625,506	969,197,294	209,161,641	387,691,746

Liabilities

Payable for investments purchased	2,553,888	11,272,240	275,196	2,740,580
Payable for forward foreign currency exchange contracts (Note 3)	—	272,931	—	—
Payable upon return of securities loaned (Note 2)	123,862,854	153,265,398	27,530,770	49,399,980
Payable to affiliates
Accounting and legal services fees	2,059	2,878	1,922	4,502
Trustees’ fees	154	308	30	81
Other liabilities and accrued expenses	25,912	82,028	24,828	33,263
Total liabilities	126,444,867	164,895,783	27,832,746	52,178,406

Net assets

Capital paid-in	$548,218,845	$866,150,985	$172,240,228	$263,872,112
Undistributed net investment income (loss)	632,660	(1,344,146)	90,998	(126,470)
Accumulated undistributed net realized gain (loss) on investments	(32,002,039)	(194,232,089)	(26,174,617)	13,082,817
Net unrealized appreciation (depreciation) on investments	52,331,173	133,726,761	35,172,286	58,684,881
Net assets	$569,180,639	$804,301,511	$181,328,895	$335,513,340
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$513,799,628	$674,554,181	$145,765,892	$277,163,283
Investments in affiliated issuers, at cost	$123,859,303	$153,264,587	$27,529,838	$49,397,547
Foreign currency, at cost	—	$44,210	—	—

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	$292,696,579	—	—
Shares outstanding	—	20,519,253	—	—
Net asset value, offering price and redemption price per share	—	$14.26	—	—

Class NAV
Net assets	$569,180,639	$511,604,932	$181,328,895	$335,513,340
Shares outstanding	34,916,309	35,792,488	22,000,592	24,650,532
Net asset value, offering price and redemption price per share	$16.30	$14.29	$8.24	$13.61

The accompanying notes are an integral part of the financial statements.	288

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2010 (Unaudited)

	Optimized	Real Estate	Real Estate	Real Return
Assets	Value Fund	Equity Fund	Securities Fund	Bond Fund

Investments in unaffiliated issuers, at value	$317,949,579	$158,847,603	$195,740,385	$1,344,862,808
Investments in affiliated issuers, at value (Note 2)	—	75,616,404	91,530,654	—
Securities loaned, at value (Note 2)	—	73,939,103	89,817,767	—
Repurchase agreements, at value (Note 2)	2,911,000	—	2,814,000	3,308,000
Total investments, at value	320,860,579	308,403,110	379,902,806	1,348,170,808
Cash	120	—	403	821
Foreign currency, at value	—	—	—	1,988,251
Receivable for investments sold	—	1,821,022	1,418,897	2,265,922
Receivable for forward foreign currency exchange contracts (Note 3)	—	—	—	1,380,953
Receivable for fund shares sold	—	—	260,533	296,544
Dividends and interest receivable	568,655	542,683	294,359	6,023,236
Receivable for securities lending income	—	6,104	5,969	—
Swap contracts, at value (Note 3)	—	—	—	1,137,542
Receivable for futures variation margin	—	—	—	235,860
Miscellaneous receivable	—	—	—	7,450
Other assets	—	224	—	885
Total assets	321,429,354	310,773,143	381,882,967	1,361,508,272

Liabilities

Payable for collateral held by Portfolio	—	—	—	1,360,000
Payable for investments purchased	—	1,513,113	1,564,763	4,746,185
Payable for delayed delivery securities purchased	—	—	—	68,245,931
Payable for forward foreign currency exchange contracts (Note 3)	—	—	—	455,611
Payable for fund shares repurchased	68,328	5,266	—	757,327
Payable upon return of securities loaned (Note 2)	—	75,600,050	91,530,150	—
Written options, at value (Note 3)	—	—	—	964,923
Swap contracts, at value (Note 3)	—	—	—	626,077
Payable to affiliates
Accounting and legal services fees	11,740	1,886	3,936	3,222
Trustees’ fees	686	74	15	482
Other liabilities and accrued expenses	48,395	34,667	43,867	100,470
Total liabilities	129,149	77,155,056	93,142,731	77,260,228

Net assets

Capital paid-in	$671,449,063	$304,511,181	$296,149,122	$1,298,560,146
Undistributed net investment income (loss)	481,969	767,483	1,284,182	32,586
Accumulated undistributed net realized gain (loss) on investments	(379,386,158)	(139,358,483)	(41,596,552)	(54,095,775)
Net unrealized appreciation (depreciation) on investments	28,755,331	67,697,906	32,903,484	39,751,087
Net assets	$321,300,205	$233,618,087	$288,740,236	$1,284,248,044
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$292,105,248	$165,113,442	$255,475,194	$1,313,640,000
Investments in affiliated issuers, at cost	—	$75,591,762	$91,524,128	—
Foreign currency, at cost	—	—	—	$1,994,859
Premiums received on written options	—	—	—	$3,165,959
Net unamortized upfront payment on swaps	—	—	—	$795,314

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$46,617,506	—	$288,740,236	$75,598,194
Shares outstanding	4,501,596	—	28,688,342	6,064,975
Net asset value, offering price and redemption price per share	$10.36	—	$10.06	$12.46

Class NAV
Net assets	$274,682,699	$233,618,087	—	$1,208,649,850
Shares outstanding	26,519,428	38,269,016	—	97,892,148
Net asset value, offering price and redemption price per share	$10.36	$6.10	—	$12.35

The accompanying notes are an integral part of the financial statements.	289

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2010 (Unaudited)

	Short Term			Small Cap
	Government	Small Cap	Small Cap	Opportunities
Assets	Income Fund	Growth Fund	Index Fund	Fund

Investments in unaffiliated issuers, at value	$32,197,445	$119,944,594	$97,435,286	$88,563,081
Investments in affiliated issuers, at value (Note 2)	—	—	22,811,189	18,066,386
Securities loaned, at value (Note 2)	—	—	22,122,440	17,477,862
Repurchase agreements, at value (Note 2)	—	3,100,000	—	287,000
Total investments, at value	32,197,445	123,044,594	142,368,915	124,394,329
Cash	36,687	29,117	8,962	839
Cash held at broker for futures contracts	—	—	400,000	—
Receivable for investments sold	391,067	1,551,958	—	53,631
Receivable for fund shares sold	107,601	709	123,288	—
Dividends and interest receivable	218,944	23,922	83,690	49,958
Receivable for securities lending income	—	—	15,838	4,310
Receivable due from adviser	369	—	—	—
Other assets	—	172	122	—
Total assets	32,952,113	124,650,472	143,000,815	124,503,067

Liabilities

Payable for investments purchased	326,316	465,322	—	201,199
Payable for fund shares repurchased	—	—	—	260,915
Payable upon return of securities loaned (Note 2)	—	—	22,802,010	18,063,123
Payable for futures variation margin	—	—	9,120	—
Payable to affiliates
Accounting and legal services fees	488	896	1,580	1,534
Trustees’ fees	—	40	65	—
Other liabilities and accrued expenses	33,850	25,739	21,695	27,747
Total liabilities	360,654	491,997	22,834,470	18,554,518

Net assets

Capital paid-in	$32,302,613	$97,549,831	$134,028,403	$128,123,934
Undistributed net investment income (loss)	(80,431)	(489,551)	86,166	(127,945)
Accumulated undistributed net realized gain (loss) on investments	68,012	2,999,175	(44,032,119)	(42,495,389)
Net unrealized appreciation (depreciation) on investments	301,265	24,099,020	30,083,895	20,447,949
Net assets	$32,591,459	$124,158,475	$120,166,345	$105,948,549
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$31,896,180	$98,945,574	$89,550,012	$85,883,512
Investments in affiliated issuers, at cost	—	—	$22,803,287	$18,062,868

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	—	—	$46,738,174
Shares outstanding	—	—	—	2,776,174
Net asset value, offering price and redemption price per share	—	—	—	$16.84

Class NAV
Net assets	$32,591,459	$124,158,475	$120,166,345	$59,210,375
Shares outstanding	3,208,022	13,121,221	11,153,985	3,534,020
Net asset value, offering price and redemption price per share	$10.16	$9.46	$10.77	$16.75

The accompanying notes are an integral part of the financial statements.	290

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2010 (Unaudited)

	Small Cap	Small Company	Small Company	Smaller Company
Assets	Value Fund	Growth Fund	Value Fund	Growth Fund

Investments in unaffiliated issuers, at value	$75,864,198	$108,841,427	$322,665,537	$142,970,204
Investments in affiliated issuers, at value (Note 2)	11,921,363	34,622,823	78,758,111	35,099,534
Securities loaned, at value (Note 2)	11,504,256	33,956,517	76,096,942	34,062,437
Repurchase agreements, at value (Note 2)	1,600,000	—	—	3,228,000
Total investments, at value	100,889,817	177,420,767	477,520,590	215,360,175
Cash	22,329	—	—	—
Cash held at broker for futures contracts	—	—	—	104,000
Receivable for investments sold	1,027,639	83,764	2,866,231	982,877
Receivable for fund shares sold	133,074	27,943	193,976	111,865
Dividends and interest receivable	113,261	30,015	313,877	33,963
Receivable for securities lending income	7,218	3,985	12,170	19,805
Other assets	102	—	181	196
Total assets	102,193,440	177,566,474	480,907,025	216,612,881

Liabilities

Due to custodian	—	—	—	194
Payable for investments purchased	263,719	1,847,073	2,982,335	1,305,438
Payable for fund shares repurchased	—	—	422,815	—
Payable upon return of securities loaned (Note 2)	11,921,998	34,604,411	78,729,307	35,092,597
Payable for futures variation margin	—	—	—	2,880
Payable to affiliates
Accounting and legal services fees	1,142	1,453	7,180	1,058
Trustees’ fees	25	65	297	57
Other liabilities and accrued expenses	25,011	28,051	47,451	28,603
Total liabilities	12,211,895	36,481,053	82,189,385	36,430,827

Net assets

Capital paid-in	$68,708,872	$162,373,100	$428,948,687	$143,633,499
Undistributed net investment income (loss)	(18,824)	(189,314)	(890,491)	(228,278)
Accumulated undistributed net realized gain (loss) on investments	2,013,402	(37,934,803)	(61,299,605)	5,424,509
Net unrealized appreciation (depreciation) on investments	19,278,095	16,836,438	31,959,049	31,352,324
Net assets	$89,981,545	$141,085,421	$398,717,640	$180,182,054
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$69,690,589	$125,980,091	$366,834,223	$148,919,504
Investments in affiliated issuers, at cost	$11,921,133	$34,604,238	$78,727,318	$35,099,451

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	—	$106,434,190	—
Shares outstanding	—	—	4,975,307	—
Net asset value, offering price and redemption price per share	—	—	$21.39	—

Class NAV
Net assets	$89,981,545	$141,085,421	$292,283,450	$180,182,054
Shares outstanding	6,428,307	13,431,395	13,679,807	15,564,913
Net asset value, offering price and redemption price per share	$14.00	$10.50	$21.37	$11.58

The accompanying notes are an integral part of the financial statements.	291

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2010 (Unaudited)

	Spectrum	Strategic	Total Bond	Total Return
Assets	Income Fund	Bond Fund	Market Fund	Fund

Investments in unaffiliated issuers, at value	$825,321,457	$255,424,579	$578,046,997	$1,641,394,961
Investments in affiliated issuers, at value (Note 2)	12,325,171	—	—	—
Securities loaned, at value (Note 2)	12,035,268	—	—	—
Repurchase agreements, at value (Note 2)	289,000	32,000,000	—	730,883,000
Total investments, at value	849,970,896	287,424,579	578,046,997	2,372,277,961
Cash	741	382,540	—	138
Foreign currency, at value	558,482	277,978	—	3,594,752
Receivable for investments sold	9,144,643	51,952	—	16,553,022
Receivable for delayed delivery securities sold	26,366	21,893,318	—	216,492,466
Receivable for forward foreign currency exchange contracts (Note 3)	615,943	13,380	—	1,995,170
Receivable for fund shares sold	352,822	—	—	1,264,102
Dividends and interest receivable	9,343,013	2,728,336	4,218,089	10,034,652
Receivable for securities lending income	2,447	—	—	—
Swap contracts, at value (Note 3)	—	—	—	11,425,326
Receivable for futures variation margin	—	83,956	—	526,566
Miscellaneous receivable	—	1,083	—	—
Other assets	529	1,425	564	1,035
Total assets	870,015,882	312,858,547	582,265,650	2,634,165,190

Liabilities

Payable for collateral held by Portfolio	—	—	—	10,300,000
Payable for investments purchased	12,580,794	2,480,496	—	123,047,716
Payable for delayed delivery securities purchased	618,545	49,748,381	2,866,048	399,663,560
Payable for forward foreign currency exchange contracts (Note 3)	418,233	115,220	—	1,032,919
Payable for fund shares repurchased	—	48,220	1,956	49,131
Payable upon return of securities loaned (Note 2)	12,319,216	—	—	—
Written options, at value (Note 3)	—	180,453	—	1,806,064
Investments sold short, at value (Note 2)	—	—	—	28,678,909
Swap contracts, at value (Note 3)	3,929	34,000	—	741,490
Payable for futures variation margin	50,028	—	—	—
Miscellaneous payable	—	—	—	102,678
Payable to affiliates
Accounting and legal services fees	21,883	13,902	1,818	20,608
Trustees’ fees	898	485	183	1,415
Other liabilities and accrued expenses	134,826	55,523	17,998	146,687
Total liabilities	26,148,352	52,676,680	2,888,003	565,591,177

Net assets

Capital paid-in	$853,763,556	$315,258,844	$556,164,077	$2,003,562,086
Undistributed net investment income (loss)	5,213,863	(222,451)	2,863,050	(3,936,136)
Accumulated undistributed net realized gain (loss) on investments	(44,056,364)	(21,722,646)	(405,754)	44,623,992
Net unrealized appreciation (depreciation) on investments	28,946,475	(33,131,880)	20,756,274	24,324,071
Net assets	$843,867,530	$260,181,867	$579,377,647	$2,068,574,013
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$808,882,700	$320,848,097	$557,290,723	$2,372,441,503
Investments in affiliated issuers, at cost	$12,325,088	—	—	—
Foreign currency, at cost	$558,715	$278,758	—	$3,603,545
Proceeds received on short sales	—	—	—	$28,667,930
Premiums received on written options	—	$164,366	—	$6,437,922
Net unamortized upfront payment on swaps	—	$11,230	—	$1,691,821

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	$46,598,452	—	$279,526,374
Shares outstanding	—	4,370,620	—	19,702,073
Net asset value, offering price and redemption price per share	—	$10.66	—	$14.19

Class NAV
Net assets	$843,867,530	$213,583,415	$579,377,647	$1,789,047,639
Shares outstanding	81,743,051	20,081,966	56,032,885	126,467,455
Net asset value, offering price and redemption price per share	$10.32	$10.64	$10.34	$14.15

The accompanying notes are an integral part of the financial statements.	292

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2010 (Unaudited)

	U.S. Government	U.S. High Yield	U.S. Multi
Assets	Securities Fund	Bond Fund	Sector Fund	Value Fund

Investments in unaffiliated issuers, at value	$140,055,473	$738,838,474	$871,393,148	$119,409,979
Investments in affiliated issuers, at value (Note 2)	—	—	64,680,798	12,201,376
Securities loaned, at value (Note 2)	—	—	63,280,864	11,955,204
Repurchase agreements, at value (Note 2)	22,300,000	—	31,277,000	—
Total investments, at value	162,355,473	738,838,474	1,030,631,810	143,566,559
Cash	295,255	2,256,848	53	46,721
Cash held at broker for futures contracts	—	—	2,873,000	—
Receivable for investments sold	3,117,422	4,661,846	—	—
Receivable for fund shares sold	141,811	67,854	3,599,721	82,854
Dividends and interest receivable	357,445	12,666,075	2,443,419	255,180
Receivable for securities lending income	—	—	4,984	1,148
Receivable for futures variation margin	92,819	—	32,340	—
Other assets	121	563	953	155
Total assets	166,360,346	758,491,660	1,039,586,280	143,952,617

Liabilities

Payable for investments purchased	10,980,966	5,942,219	—	144,245
Payable for fund shares repurchased	98,608	—	—	—
Payable upon return of securities loaned (Note 2)	—	—	64,677,958	12,199,333
Written options, at value (Note 3)	43,219	—	—	—
Payable to affiliates
Accounting and legal services fees	4,457	2,284	4,761	1,381
Trustees’ fees	93	253	476	35
Other liabilities and accrued expenses	41,396	59,094	63,420	25,149
Total liabilities	11,168,739	6,003,850	64,746,615	12,370,143

Net assets

Capital paid-in	$171,343,514	$739,497,090	$1,103,255,029	$107,686,861
Undistributed net investment income (loss)	(31,580)	9,196,245	1,461,509	108,358
Accumulated undistributed net realized gain (loss) on investments	(2,897,357)	(32,810,026)	(222,304,823)	2,329,848
Net unrealized appreciation (depreciation) on investments	(13,222,970)	36,604,501	92,427,950	21,457,407
Net assets	$155,191,607	$752,487,810	$974,839,665	$131,582,474
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$175,949,434	$702,233,973	$873,462,114	$109,909,967
Investments in affiliated issuers, at cost	—	—	$64,674,207	$12,199,185
Premiums received on written options	$36,644	—	—	—

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$48,077,585	$44,084,625	—	—
Shares outstanding	3,893,007	3,542,050	—	—
Net asset value, offering price and redemption price per share	$12.35	$12.45	—	—

Class NAV
Net assets	$107,114,022	$708,403,185	$974,839,665	$131,582,474
Shares outstanding	8,699,671	56,947,577	110,573,322	14,950,274
Net asset value, offering price and redemption price per share	$12.31	$12.44	$8.82	$8.80

The accompanying notes are an integral part of the financial statements.	293

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2010 (Unaudited)

	Value &
	Restructuring
Assets	Fund	Vista Fund

Investments in unaffiliated issuers, at value	$505,034,472	$208,404,568
Investments in affiliated issuers, at value (Note 2)	63,420,534	55,722,689
Securities loaned, at value (Note 2)	62,825,882	54,838,173
Repurchase agreements, at value (Note 2)	9,497,000	—
Total investments, at value	640,777,888	318,965,430
Cash	48	—
Receivable for investments sold	316,168	8,095,183
Receivable for forward foreign currency exchange contracts (Note 3)	—	14,796
Dividends and interest receivable	1,237,584	105,209
Receivable for securities lending income	6,599	3,871
Other assets	220	213
Total assets	642,338,507	327,184,702

Liabilities

Payable for investments purchased	—	11,665,502
Payable for fund shares repurchased	6,742	—
Payable upon return of securities loaned (Note 2)	63,412,056	55,710,745
Payable to affiliates
Accounting and legal services fees	1,810	2,611
Trustees’ fees	228	59
Other liabilities and accrued expenses	64,463	37,761
Total liabilities	63,485,299	67,416,678

Net assets

Capital paid-in	$622,326,750	$246,498,167
Undistributed net investment income (loss)	660,013	(474,117)
Accumulated undistributed net realized gain (loss) on investments	(172,614,738)	(29,632,162)
Net unrealized appreciation (depreciation) on investments	128,481,183	43,376,136
Net assets	$578,853,208	$259,768,024
Investments in unaffiliated issuers, including repurchase agreements, at cost	$448,888,210	$219,894,744
Investments in affiliated issuers, at cost	$63,409,115	$55,709,358

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class NAV
Net assets	$578,853,208	$259,768,024
Shares outstanding	59,882,381	34,921,996
Net asset value, offering price and redemption price per share	$9.67	$7.44

The accompanying notes are an integral part of the financial statements.	294

John Hancock Funds II

Statements of Operations — February 28, 2010 (Unaudited)

	Active Bond	All Cap	All Cap	All Cap
Investment income	Fund	Core Fund	Growth Fund	Value Fund

Interest	$19,205,945	$11,186	$351	$760
Dividends	71,793	4,648,173	542,749	2,108,061
Securities lending	—	252,231	3,308	54,169
Less foreign taxes withheld	(12,826)	—	(3,109)	(16,645)
Total investment income	19,264,912	4,911,590	543,299	2,146,345

Expenses

Investment management fees (Note 5)	1,871,719	1,946,358	384,421	1,531,757
Class 1 distribution and service fees (Note 5)	8,797	—	22,613	21,808
Accounting and legal services fees (Note 5)	48,032	35,083	7,740	23,352
Professional fees	27,244	16,534	18,643	15,017
Custodian fees	45,751	32,540	10,554	29,181
Trustees’ fees (Note 5)	3,736	3,007	689	2,348
Registration and filing fees	4,416	4,426	1,905	5,766
Miscellaneous	4,585	2,972	220	1,501
Total expenses before reductions and amounts recaptured	2,014,280	2,040,920	446,785	1,630,730
Net expense reductions and amounts recaptured (Note 5)	(1,336)	(1,043)	(183)	(777)
Total expenses	2,012,944	2,039,877	446,602	1,629,953
Net investment income (loss)	17,251,968	2,871,713	96,697	516,392

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	1,994,485	22,501,810	12,753,022	18,258,496
Investments in affiliated issuers	—	(2,416)	(661)	(4,209)
Futures contracts	(48,667)	5,361,127	—	—
Written options	27,312	—	—	—
Foreign currency transactions	70,265	—	8,152	1,367
	2,043,395	27,860,521	12,760,513	18,255,654

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	29,804,314	11,832,210	(6,662,055)	21,944,044
Investments in affiliated issuers	—	(52)	(392)	870
Futures contracts	13,898	(3,835,628)	—	—
Translation of assets and liabilities in foreign currencies	(491)	—	—	—
	29,817,721	7,996,530	(6,662,447)	21,944,914
Net realized and unrealized gain (loss)	31,861,116	35,857,051	6,098,066	40,200,568

Increase (decrease) in net assets from operations	$49,113,084	$38,728,764	$6,194,763	$40,716,960

The accompanying notes are an integral part of the financial statements.	295

John Hancock Funds II

Statements of Operations — February 28, 2010 (Unaudited)

		Alternative
	Alpha	Asset		Capital
	Opportunities	Allocation	Blue Chip	Appreciation
Investment income	Fund	Fund	Growth Fund	Fund

Interest	$13,130	—	$16,501	$1,450
Dividends	4,678,051	—	8,037,641	5,804,250
Securities lending	158,985	—	66,059	73,293
Income distributions received from affiliated underlying funds	—	$41,665	—	—
Less foreign taxes withheld	(52,770)	—	(53,045)	(77,421)
Total investment income	4,797,396	41,665	8,067,156	5,801,572

Expenses

Investment management fees (Note 5)	3,587,329	1,295	7,032,228	4,653,140
Class A distribution and service fees (Note 5)	—	2,049	—	—
Class 1 distribution and service fees (Note 5)	—	—	89,529	27,302
Accounting and legal services fees (Note 5)	48,849	97	116,517	82,556
State registration fees (Note 5)	—	462	—	—
Professional fees	21,904	16,153	24,814	20,070
Printing and postage fees (Note 5)	—	62	—	—
Custodian fees	87,442	5,972	51,864	47,246
Trustees’ fees (Note 5)	4,491	5	9,906	7,424
Registration and filing fees	11,974	1,000	9,357	9,200
Miscellaneous	3,303	95	9,600	6,935
Total expenses before reductions and amounts recaptured	3,765,292	27,190	7,343,815	4,853,873
Net expense reductions and amounts recaptured (Note 5)	(1,516)	(23,049)	(275,640)	(2,773)
Total expenses	3,763,776	4,141	7,068,175	4,851,100
Net investment income (loss)	1,033,620	37,524	998,981	950,472

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	91,186,257[1]	—	(6,960,148)	56,933,430
Investments in affiliated issuers	(7,413)	41,650	(9,880)	(13,344)
Capital gain distributions received from underlying funds	—	816	—	—
Foreign currency transactions	(41,866)	—	(2,089)	(46,662)
	91,136,978	42,466	(6,972,117)	56,873,424

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(20,547,676)[2]	7,601	157,955,894	70,378,693
Investments in affiliated issuers	(1,159)	23,024	3,044	3,544
Translation of assets and liabilities in foreign currencies	(86,600)	—	(12)	(4,392)
	(20,635,435)	30,625	157,958,926	70,377,845
Net realized and unrealized gain (loss)	70,501,543	73,091	150,986,809	127,251,269

Increase (decrease) in net assets from operations	$71,535,163	$110,615	$151,985,790	$128,201,741

1 Net of India foreign taxes of $32,343.
2 Net of $14,580 decrease in deferred India foreign withholding taxes.

The accompanying notes are an integral part of the financial statements.	296

John Hancock Funds II

Statements of Operations — February 28, 2010 (Unaudited)

		Core
		Diversified	Core
		Growth &	Fundamental	Core Global
	Core	Income	Holdings	Diversification
Investment income	Bond Fund	Portfolio	Portfolio	Portfolio

Interest	$9,763,397	—	—	—
Dividends	—	$257,707	$159,712	$239,108
Less foreign taxes withheld	(5,617)	—	—	—
Total investment income	9,757,780	257,707	159,712	239,108

Expenses

Investment management fees (Note 5)	1,334,163	3,173	1,890	2,465
Class 1 distribution and service fees (Note 5)	2,818	3,734	2,222	2,904
Accounting and legal services fees (Note 5)	27,244	1,131	627	873
Professional fees	22,066	9,884	9,898	9,859
Custodian fees	34,781	5,972	5,972	5,972
Trustees’ fees (Note 5)	2,687	239	216	217
Registration and filing fees	4,958	1,580	1,559	1,577
Miscellaneous	2,228	8	6	5
Total expenses before reductions and amounts recaptured	1,430,945	25,721	22,390	23,872
Net expense reductions and amounts recaptured (Note 5)	(928)	(20,012)	(19,050)	(19,330)
Total expenses	1,430,017	5,709	3,340	4,542
Net investment income (loss)	8,327,763	251,998	156,372	234,566

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	10,093,810	683,509	507,790	699,584
Investments in affiliated issuers	—	(6,673)	(453)	(2,789)
Capital gain distributions received from underlying funds	—	36,189	28,773	33,228
Short sales	(44,609)	—	—	—
	10,049,201	713,025	536,110	730,023

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(1,047,970)	(90,451)	(175,162)	(483,956)
Investments in affiliated issuers	—	15,907	(2,906)	(136,064)
Short sales	70,254	—	—	—
	(977,716)	(74,544)	(178,068)	(620,020)
Net realized and unrealized gain (loss)	9,071,485	638,481	358,042	110,003

Increase (decrease) in net assets from operations	$17,399,248	$890,479	$514,414	$344,569

The accompanying notes are an integral part of the financial statements.	297

John Hancock Funds II

Statements of Operations — February 28, 2010 (Unaudited)

	Emerging Markets	Emerging Markets	Equity-Income	Fundamental
Investment income	Debt Fund[1]	Value Fund	Fund	Value Fund

Interest	$121,544	$1,246	$126,349	$927,636
Dividends	—	6,854,386	10,297,944	9,846,110
Securities lending	—	152,958	86,024	111,032
Less foreign taxes withheld	—	(650,844)	(86,092)	(53,662)
Total investment income	121,544	6,357,746	10,424,225	10,831,116

Expenses

Investment management fees (Note 5)	16,304	5,462,559	3,324,319	5,666,115
Class A distribution and service fees (Note 5)	5,397	—	—	—
Class 1 distribution and service fees (Note 5)	—	—	35,172	25,729
Accounting and legal services fees (Note 5)	437	78,113	60,851	100,219
Professional fees	6,866	35,273	19,108	22,804
Custodian fees	1,841	539,794	64,380	112,980
Trustees’ fees (Note 5)	104	6,802	4,939	8,886
Registration and filing fees	184	8,408	6,293	8,706
Miscellaneous	14	12,229	4,761	8,558
Total expenses before reductions and amounts recaptured	31,147	6,143,178	3,519,823	5,953,997
Net expense reductions and amounts recaptured (Note 5)	(6,096)	(2,384)	(130,518)	(3,116)
Total expenses	25,051	6,140,794	3,389,305	5,950,881
Net investment income (loss)	96,493	216,952	7,034,920	4,880,235

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(47,889)	43,870,307	9,397,428	(33,515,688)
Investments in affiliated issuers	—	3,794	(297)	(7,826)
Futures contracts	607	—	—	—
Foreign currency transactions	(8,321)	(217,621)	(4,797)	(23,228)
	(55,603)	43,656,480	9,392,334	(33,546,742)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	82,487	101,912,178[2]	41,674,481	168,176,344
Investments in affiliated issuers	—	(10,974)	(2,223)	(1,775)
Futures contracts	(7,839)	—	—	—
Translation of assets and liabilities in foreign currencies	2,200	(27,889)	(540)	(2,699)
	76,848	101,873,315	41,671,718	168,171,870
Net realized and unrealized gain (loss)	21,245	145,529,795	51,064,052	134,625,128

Increase (decrease) in net assets from operations	$117,738	$145,746,747	$58,098,972	$139,505,363

1 Period from 1-4-10 (inception date) to 2-28-10.

2 Net of $3,878,228 decrease in deferred India foreign withholding taxes.

The accompanying notes are an integral part of the financial statements.	298

John Hancock Funds II

Statements of Operations — February 28, 2010 (Unaudited)

	Global		Global
	Agribusiness	Global	Infrastructure	Global Real
Investment income	Fund	Bond Fund	Fund	Estate Fund

Interest	$5	$12,455,200	—	$20,259
Dividends	31,711	599	$34,494	4,477,631
Securities lending	—	—	—	47,956
Less foreign taxes withheld	—	(3,813)	(2,443)	(319,922)
Total investment income	31,716	12,451,986	32,051	4,225,924

Expenses

Investment management fees (Note 5)	10,223	2,451,431	9,454	1,350,402
Class A distribution and service fees (Note 5)	1,800	—	1,665	—
Class 1 distribution and service fees (Note 5)	—	15,978	—	—
Accounting and legal services fees (Note 5)	170	47,051	156	32,961
State registration fees (Note 5)	909	—	909	—
Professional fees	18,115	35,183	18,112	22,616
Printing and postage fees (Note 5)	104	—	96	—
Custodian fees	6,474	221,410	6,101	121,022
Trustees’ fees (Note 5)	9	4,087	9	2,089
Registration and filing fees	1,021	6,854	1,020	5,234
Miscellaneous	98	49,847	99	8,017
Total expenses before reductions and amounts recaptured	38,923	2,831,841	37,621	1,542,341
Net expense reductions and amounts recaptured (Note 5)	(24,201)	(1,496)	(24,007)	(592)
Total expenses	14,722	2,830,345	13,614	1,541,749
Net investment income (loss)	16,994	9,621,641	18,437	2,684,175

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	33,850	(246,790)	79,380	25,342,001
Investments in affiliated issuers	—	—	—	224
Futures contracts	—	3,335,259	—	—
Written options	—	1,444,516	—	—
Short sales	—	(118,136)	—	—
Swap contracts	—	1,845,481	—	—
Foreign currency transactions	(159)	13,869,088	(1,158)	(51,360)
	33,691	20,129,418	78,222	25,290,865

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	123,480	3,653,389	59,974	(10,721,486)
Investments in affiliated issuers	—	—	—	(233)
Futures contracts	—	(479,716)	—	—
Written options	—	642,411	—	—
Short sales	—	382,890	—	—
Swap contracts	—	(1,300,833)	—	—
Translation of assets and liabilities in foreign currencies	128	(209,383)	(39)	(4,940)
Miscellaneous receivable	—	(431,083)	—	—
	123,608	2,257,675	59,935	(10,726,659)
Net realized and unrealized gain (loss)	157,299	22,387,093	138,157	14,564,206

Increase (decrease) in net assets from operations	$174,293	$32,008,734	$156,594	$17,248,381

The accompanying notes are an integral part of the financial statements.	299

John Hancock Funds II

Statements of Operations — February 28, 2010 (Unaudited)

	Global	High	High	Index
Investment income	Timber Fund	Income Fund	Yield Fund	500 Fund

Interest	—	$25,696,726	$52,538,213	$16,541
Dividends	$24,414	1,920,870	475,365	19,727,560
Securities lending	—	—	29,354	129,990
Less foreign taxes withheld	(601)	—	(85,697)	(1,029)
Total investment income	23,813	27,617,596	52,957,235	19,873,062

Expenses

Investment management fees (Note 5)	10,561	1,523,165	3,336,746	4,477,748
Class A distribution and service fees (Note 5)	1,860	—	—	—
Class 1 distribution and service fees (Note 5)	—	—	17,196	—
Accounting and legal services fees (Note 5)	188	31,258	99,244	148,264
State registration fees (Note 5)	909	—	—	—
Professional fees	18,112	31,102	31,716	29,303
Printing and postage fees (Note 5)	108	—	—	—
Custodian fees	8,287	32,650	91,801	5,972
Trustees’ fees (Note 5)	8	2,726	6,885	11,941
Registration and filing fees	1,020	3,676	8,381	22,427
Miscellaneous	98	7,980	7,289	11,435
Total expenses before reductions and amounts recaptured	41,151	1,632,557	3,599,258	4,707,090
Net expense reductions and amounts recaptured (Note 5)	(25,942)	(959)	(2,083)	(4,076)
Total expenses	15,209	1,631,598	3,597,175	4,703,014
Net investment income (loss)	8,604	25,985,998	49,360,060	15,170,048

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	152,352	(3,499,765)	(37,631,945)	(8,540,191)
Investments in affiliated issuers	—	—	(150)	(4,183)
Futures contracts	—	—	(14,451)	6,018,914
Written options	—	—	—	—
Foreign currency transactions	(3,783)	(247,238)	424,873	—
	148,569	(3,747,003)	(37,221,673)	(2,525,460)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	75,308	105,354,854	125,207,301	154,827,366
Investments in affiliated issuers	—	—	(160)	(2,178)
Futures contracts	—	—	4,828	(2,315,846)
Written options	—	935,312	—	—
Translation of assets and liabilities in foreign currencies	(85)	240,663	25,581	—
	75,223	106,530,829	125,237,550	152,509,342
Net realized and unrealized gain (loss)	223,792	102,783,826	88,015,877	149,983,882

Increase (decrease) in net assets from operations	$232,396	$128,769,824	$137,375,937	$165,153,930

The accompanying notes are an integral part of the financial statements.	300

John Hancock Funds II

Statements of Operations — February 28, 2010 (Unaudited)

	International	International	International	International
	Equity	Opportunities	Small Cap	Small
Investment income	Index Fund	Fund	Fund	Company Fund

Interest	$21,210	$3,000	$3,685	$255
Dividends	3,160,491	3,395,714	1,555,319	855,617
Securities lending	61,201	1,633	79,384	37,685
Less foreign taxes withheld	(253,499)	(293,129)	(119,225)	(36,651)
Total investment income	2,989,403	3,107,218	1,519,163	856,906

Expenses

Investment management fees (Note 5)	976,843	3,623,239	1,287,025	600,612
Class 1 distribution and service fees (Note 5)	—	18,441	32,804	—
Accounting and legal services fees (Note 5)	30,470	55,194	21,448	19,280
Professional fees	18,073	20,121	16,853	18,098
Custodian fees	5,972	316,216	157,509	50,003
Trustees’ fees (Note 5)	2,246	4,856	1,627	1,119
Registration and filing fees	4,262	5,620	3,094	2,998
Miscellaneous	4,740	6,420	3,903	6,241
Total expenses before reductions and amounts recaptured	1,042,606	4,050,107	1,524,263	698,351
Net expense reductions and amounts recaptured (Note 5)	(792)	(1,751)	(520)	(255)
Total expenses	1,041,814	4,048,356	1,523,743	698,096
Net investment income (loss)	1,947,589	(941,138)	(4,580)	158,810

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(723,170)	42,478,862	(1,701,732)	287,968
Investments in affiliated issuers	(1,275)	14,407	(1,920)	(156)
Futures contracts	1,966,213	—	—	—
Foreign currency transactions	787,767	(582,889)	62,193	(12,839)
	2,029,535	41,910,380	(1,641,459)	274,973

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	8,531,319	(33,542,914)	19,286,017	4,369,086
Investments in affiliated issuers	(463)	(17,143)	943	(92)
Futures contracts	(1,819,269)	—	—	—
Translation of assets and liabilities in foreign currencies	(611,243)	(47,730)	(4,104)	1,937
	6,100,344	(33,607,787)	19,282,856	4,370,931
Net realized and unrealized gain (loss)	8,129,879	8,302,593	17,641,397	4,645,904

Increase (decrease) in net assets from operations	$10,077,468	$7,361,455	$17,636,817	$4,804,714

The accompanying notes are an integral part of the financial statements.	301

John Hancock Funds II

Statements of Operations — February 28, 2010 (Unaudited)

		Investment
	International	Quality	Large Cap	Large Cap
Investment income	Value Fund	Bond Fund	Fund	Value Fund

Interest	$19,763	$4,591,539	$223	$227
Dividends	9,314,896	—	2,248,645	5,164,920
Securities lending	228,442	—	5,115	42,418
Less foreign taxes withheld	(469,101)	(24)	(1,460)	—
Total investment income	9,094,000	4,591,515	2,252,523	5,207,565

Expenses

Investment management fees (Note 5)	4,849,131	566,434	966,843	2,233,432
Class 1 distribution and service fees (Note 5)	75,648	16,641	8,587	20,230
Accounting and legal services fees (Note 5)	86,511	14,959	18,014	41,683
Professional fees	23,037	27,291	14,706	17,138
Custodian fees	416,431	18,896	18,274	31,466
Trustees’ fees (Note 5)	7,307	1,257	1,513	3,369
Registration and filing fees	7,403	2,307	2,810	4,183
Miscellaneous	9,482	1,394	1,551	3,818
Total expenses before reductions and amounts recaptured	5,474,950	649,179	1,032,298	2,355,319
Net expense reductions and amounts recaptured (Note 5)	(100,655)	(398)	(540)	(1,139)
Total expenses	5,374,295	648,781	1,031,758	2,354,180
Net investment income (loss)	3,719,705	3,942,734	1,220,765	2,853,385

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(7,926,324)	(30,970)	10,427,955	9,996,207
Investments in affiliated issuers	(11,118)	—	(1,132)	(203)
Futures contracts	—	(205,646)	—	—
Swap contracts	—	(77,634)	—	—
Foreign currency transactions	(352,949)	(64,021)	—	—
	(8,290,391)	(378,271)	10,426,823	9,996,004

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	27,247,223	4,368,004	15,447,065	22,392,774
Investments in affiliated issuers	(546)	—	233	564
Futures contracts	—	18,683	—	—
Swap contracts	—	82,568	—	—
Translation of assets and liabilities in foreign currencies	(20,925)	(46,067)	—	—
	27,225,752	4,423,188	15,447,298	22,393,338
Net realized and unrealized gain (loss)	18,935,361	4,044,917	25,874,121	32,389,342

Increase (decrease) in net assets from operations	$22,655,066	$7,987,651	$27,094,886	$35,242,727

The accompanying notes are an integral part of the financial statements.	302

John Hancock Funds II

Statements of Operations — February 28, 2010 (Unaudited)

			Mid Cap
	Mid Cap	Mid Cap	Value	Mid Value
Investment income	Index Fund	Stock Fund	Equity Fund	Fund

Interest	$7,900	$7,937	$13,642	$54,109
Dividends	4,459,690	2,277,323	1,716,687	2,715,162
Securities lending	174,079	211,083	38,170	22,295
Less foreign taxes withheld	—	(18,903)	(11,469)	(7,216)
Total investment income	4,641,669	2,477,440	1,757,030	2,784,350

Expenses

Investment management fees (Note 5)	1,264,892	3,211,631	751,579	1,606,845
Class 1 distribution and service fees (Note 5)	—	70,703	—	—
Accounting and legal services fees (Note 5)	33,623	47,548	12,560	20,450
Professional fees	15,942	17,388	13,507	20,423
Custodian fees	5,972	88,899	15,101	26,766
Trustees’ fees (Note 5)	3,249	4,479	1,149	1,937
Registration and filing fees	5,235	6,860	2,885	5,851
Miscellaneous	1,211	4,414	349	1,194
Total expenses before reductions and amounts recaptured	1,330,124	3,451,922	797,130	1,683,466
Net expense reductions and amounts recaptured (Note 5)	(1,132)	(1,601)	(360)	(77,936)
Total expenses	1,328,992	3,450,321	796,770	1,605,530
Net investment income (loss)	3,312,677	(972,881)	960,260	1,178,820

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(77,565)	62,966,812	(632,264)	20,365,273
Investments in affiliated issuers	(4,095)	(3,564)	(824)	(2,433)
Futures contracts	3,759,105	—	—	—
Foreign currency transactions	—	119,196	(161)	921
	3,677,445	63,082,444	(633,249)	20,363,761

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	61,894,999	41,994,438	20,505,514	12,726,242
Investments in affiliated issuers	(2,414)	1,297	(744)	1,806
Futures contracts	(1,261,294)	—	—	—
Translation of assets and liabilities in foreign currencies	—	(214,946)	615	—
	60,631,291	41,780,789	20,505,385	12,728,048
Net realized and unrealized gain (loss)	64,308,736	104,863,233	19,872,136	33,091,809

Increase (decrease) in net assets from operations	$67,621,413	$103,890,352	$20,832,396	$34,270,629

The accompanying notes are an integral part of the financial statements.	303

John Hancock Funds II

Statements of Operations — February 28, 2010 (Unaudited)

	Optimized	Real Estate	Real Estate	Real Return
Investment income	Value Fund	Equity Fund	Securities Fund	Bond Fund

Interest	$183	$273,214	$122	$13,164,273
Dividends	3,474,973	4,000,060	4,726,876	18,750
Securities lending	—	111,013	29,855	—
Less foreign taxes withheld	(23,980)	—	—	(14,105)
Total investment income	3,451,176	4,384,287	4,756,853	13,168,918

Expenses

Investment management fees (Note 5)	1,080,439	946,701	757,045	4,130,333
Class A distribution and service fees (Note 5)	229	—	—	—
Class B distribution and service fees (Note 5)	285	—	—	—
Class C distribution and service fees (Note 5)	49	—	—	—
Class 1 distribution and service fees (Note 5)	12,119	—	54,075	16,797
Transfer agent fees (Note 5)	1,165	—	—	—
Accounting and legal services fees (Note 5)	33,054	14,996	16,384	74,613
State registration fees (Note 5)	37,941	—	—	—
Professional fees	41,840	15,634	14,087	37,010
Custodian fees	18,686	15,893	21,203	99,069
Trustees’ fees (Note 5)	2,234	1,387	1,041	6,988
Registration and filing fees	13,585	2,274	1,836	11,517
Miscellaneous	2,431	1,905	624	10,932
Total expenses before reductions and amounts recaptured	1,244,057	998,790	866,295	4,387,259
Net expense reductions and amounts recaptured (Note 5)	(39,509)	(40,572)	(570)	(2,601)
Total expenses	1,204,548	958,218	865,725	4,384,658
Net investment income (loss)	2,246,628	3,426,069	3,891,128	8,784,260

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	29,574,223	(5,439,313)	7,792,204	19,936,311
Investments in affiliated issuers	—	(4,118)	(4,553)	—
Futures contracts	—	—	—	2,758,867
Written options	—	—	—	1,746,734
Short sales	—	—	—	(186,168)
Swap contracts	—	—	—	(1,082,006)
Foreign currency transactions	—	—	—	1,945,674
	29,574,223	(5,443,431)	7,787,651	25,119,412

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(7,645,936)	37,638,327	19,872,149	22,109,987
Investments in affiliated issuers	—	(2,823)	2,372	—
Futures contracts	—	—	—	1,127,531
Written options	—	—	—	1,166,263
Short sales	—	—	—	178,927
Swap contracts	—	—	—	(621,311)
Translation of assets and liabilities in foreign currencies	—	—	—	1,383,793
Miscellaneous receivable	—	—	—	(27,052)
	(7,645,936)	37,635,504	19,874,521	25,318,138
Net realized and unrealized gain (loss)	21,928,287	32,192,073	27,662,172	50,437,550

Increase (decrease) in net assets from operations	$24,174,915	$35,618,142	$31,553,300	$59,221,810

The accompanying notes are an integral part of the financial statements.	304

John Hancock Funds II

Statements of Operations — February 28, 2010 (Unaudited)

	Short Term			Small Cap
	Government	Small Cap	Small Cap	Opportunities
Investment income	Income Fund	Growth Fund	Index Fund	Fund

Interest	$264,282	$1,168	$805	$162
Dividends	—	186,739	762,086	471,379
Securities lending	—	—	97,547	28,327
Less foreign taxes withheld	—	—	(24)	(857)
Total investment income	264,282	187,907	860,414	499,011

Expenses

Investment management fees (Note 5)	85,632	636,978	266,940	511,220
Class 1 distribution and service fees (Note 5)	—	—	—	11,400
Accounting and legal services fees (Note 5)	2,185	8,253	9,257	8,177
Professional fees	23,656	16,870	13,901	14,862
Custodian fees	7,226	11,232	5,972	10,070
Trustees’ fees (Note 5)	150	941	802	682
Registration and filing fees	2,058	3,040	1,448	2,976
Miscellaneous	128	392	420	177
Total expenses before reductions and amounts recaptured	121,035	677,706	298,740	559,564
Net expense reductions and amounts recaptured (Note 5)	(23,450)	(248)	(239)	(42,223)
Total expenses	97,585	677,458	298,501	517,341
Net investment income (loss)	166,697	(489,551)	561,913	(18,330)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	98,080	14,306,541	1,567,280	3,588,521
Investments in affiliated issuers	—	—	(623)	(1,076)
Futures contracts	—	—	96,334	—
	98,080	14,306,541	1,662,991	3,587,445

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	262,755	1,087,967	8,928,631	7,550,386
Investments in affiliated issuers	—	—	(548)	350
Futures contracts	—	—	(131,881)	—
	262,755	1,087,967	8,796,202	7,550,736
Net realized and unrealized gain (loss)	360,835	15,394,508	10,459,193	11,138,181

Increase (decrease) in net assets from operations	$527,532	$14,904,957	$11,021,106	$11,119,851

The accompanying notes are an integral part of the financial statements.	305

John Hancock Funds II

Statements of Operations — February 28, 2010 (Unaudited)

		Small	Small	Smaller
	Small Cap	Company	Company	Company
Investment income	Value Fund	Growth Fund	Value Fund	Growth Fund

Interest	$797	$960	$10,131	$649
Dividends	725,988	647,180	2,905,240	514,818
Securities lending	31,598	38,564	60,585	115,073
Less foreign taxes withheld	—	—	(7,883)	(155)
Total investment income	758,383	686,704	2,968,073	630,385

Expenses

Investment management fees (Note 5)	455,222	703,099	1,973,795	905,538
Class 1 distribution and service fees (Note 5)	—	—	25,967	—
Accounting and legal services fees (Note 5)	5,357	10,286	32,273	11,552
Professional fees	16,222	13,986	16,304	17,855
Custodian fees	8,542	12,972	31,993	15,081
Trustees’ fees (Note 5)	693	892	2,393	1,188
Registration and filing fees	2,143	2,208	3,636	3,616
Miscellaneous	145	372	2,438	507
Total expenses before reductions and amounts recaptured	488,324	743,815	2,088,799	955,337
Net expense reductions and amounts recaptured (Note 5)	(1,891)	(281)	(97,936)	(96,674)
Total expenses	486,433	743,534	1,990,863	858,663
Net investment income (loss)	271,950	(56,830)	977,210	(228,278)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	2,920,064	3,955,953	5,596,474	12,737,877
Investments in affiliated issuers	(865)	(1,428)	(3,471)	820
Futures contracts	—	—	—	60,565
Foreign currency transactions	—	—	(1,711)	—
	2,919,199	3,954,525	5,591,292	12,799,262

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	8,016,448	9,400,618	28,768,092	6,099,295
Investments in affiliated issuers	230	(1,117)	(750)	(1,360)
Futures contracts	—	—	—	6,923
	8,016,678	9,399,501	28,767,342	6,104,858
Net realized and unrealized gain (loss)	10,935,877	13,354,026	34,358,634	18,904,120

Increase (decrease) in net assets from operations	$11,207,827	$13,297,196	$35,335,844	$18,675,842

The accompanying notes are an integral part of the financial statements.	306

John Hancock Funds II

Statements of Operations — February 28, 2010 (Unaudited)

	Spectrum	Strategic	Total Bond	Total
Investment income	Income Fund	Bond Fund	Market Fund	Return Fund

Interest	$21,925,565	$9,647,826	$10,818,164	$27,501,835
Dividends	1,831,059	84,473	—	432,263
Securities lending	13,061	679	288	—
Less foreign taxes withheld	(21,328)	(8,566)	(5,202)	(14,125)
Total investment income	23,748,357	9,724,412	10,813,250	27,919,973

Expenses

Investment management fees (Note 5)	3,195,028	1,236,124	1,267,808	6,575,913
Class 1 distribution and service fees (Note 5)	—	10,494	—	63,414
Accounting and legal services fees (Note 5)	75,686	37,523	32,935	135,664
Professional fees	34,862	26,083	19,514	43,279
Custodian fees	135,363	32,519	5,972	144,420
Trustees’ fees (Note 5)	5,781	3,076	3,113	11,361
Registration and filing fees	6,314	4,631	8,251	9,822
Miscellaneous	5,715	3,107	1,884	16,843
Total expenses before reductions and amounts recaptured	3,458,749	1,353,557	1,339,477	7,000,716
Net expense reductions and amounts recaptured (Note 5)	(109,123)	(517)	(1,152)	(4,142)
Total expenses	3,349,626	1,353,040	1,338,325	6,996,574
Net investment income (loss)	20,398,731	8,371,372	9,474,925	20,923,399

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	6,896,845	(1,080,074)	266,062	26,933,009
Investments in affiliated issuers	(1,164)	(1,586)	(242)	—
Futures contracts	269,546	1,874,882	—	16,821,611
Written options	—	61,621	—	3,216,583
Short sales	—	—	—	(584,836)
Swap contracts	13,830	—	—	31,694,895
Foreign currency transactions	4,382,985	1,672,124	—	2,196,626
	11,562,042	2,526,967	265,820	80,277,888

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	20,248,214	26,160,179	4,204,404	18,079,457
Investments in affiliated issuers	(522)	(467)	(67)	—
Futures contracts	18,067	(743,525)	—	(4,142,434)
Written options	—	(3,809)	—	3,559,414
Short sales	—	—	—	312,547
Swap contracts	44,269	(45,230)	—	(16,076,632)
Translation of assets and liabilities in foreign currencies	237,210	(154,240)	—	602,487
Miscellaneous receivable	—	(3,933)	—	—
	20,547,238	25,208,975	4,204,337	2,334,839
Net realized and unrealized gain (loss)	32,109,280	27,735,942	4,470,157	82,612,727

Increase (decrease) in net assets from operations	$52,508,011	$36,107,314	$13,945,082	$103,536,126

The accompanying notes are an integral part of the financial statements.	307

John Hancock Funds II

Statements of Operations — February 28, 2010 (Unaudited)

	U.S.	U.S. High
	Government	Yield	U.S. Multi
Investment income	Securities Fund	Bond Fund	Sector Fund	Value Fund

Interest	$1,695,332	$33,420,602	$5,566	$834
Dividends	—	12,446	9,711,048	1,162,487
Securities lending	557	554	32,776	10,620
Total investment income	1,695,889	33,433,602	9,749,390	1,173,941

Expenses

Investment management fees (Note 5)	453,804	2,795,704	3,570,867	464,723
Class 1 distribution and service fees (Note 5)	11,654	9,955	—	—
Accounting and legal services fees (Note 5)	13,415	47,389	59,081	7,692
Professional fees	20,219	26,598	18,594	13,132
Custodian fees	12,994	53,611	63,932	11,805
Trustees’ fees (Note 5)	988	4,715	5,507	933
Registration and filing fees	2,300	7,860	7,065	2,837
Miscellaneous	940	4,205	4,962	236
Total expenses before reductions and amounts recaptured	516,314	2,950,037	3,730,008	501,358
Net expense reductions and amounts recaptured (Note 5)	(305)	(1,547)	(1,954)	(263)
Total expenses	516,009	2,948,490	3,728,054	501,095
Net investment income (loss)	1,179,880	30,485,112	6,021,336	672,846

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(1,661,569)	7,602,423	605,462	11,360,922
Investments in affiliated issuers	—	(16)	(3,736)	(318)
Futures contracts	1,558,228	—	2,160,910	—
Written options	97,264	—	—	—
	(6,077)	7,602,407	2,762,636	11,360,604

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	6,296,231	40,976,837	66,196,375	4,809,496
Investments in affiliated issuers	(125)	—	(675)	(24)
Futures contracts	(538,066)	—	(1,639,004)	—
Written options	480,484	—	—	—
Translation of assets and liabilities in foreign currencies	—	—	(1,274)	—
	6,238,524	40,976,837	64,555,422	4,809,472
Net realized and unrealized gain (loss)	6,232,447	48,579,244	67,318,058	16,170,076

Increase (decrease) in net assets from operations	$7,412,327	$79,064,356	$73,339,394	$16,842,922

The accompanying notes are an integral part of the financial statements.	308

John Hancock Funds II

Statements of Operations — February 28, 2010 (Unaudited)

	Value &
	Restructuring
Investment income	Fund	Vista Fund

Interest	$45,948	$552
Dividends	5,287,604	608,146
Securities lending	100,628	54,449
Less foreign taxes withheld	(56,543)	—
Total investment income	5,377,637	663,147

Expenses

Investment management fees (Note 5)	2,274,395	1,073,733
Accounting and legal services fees (Note 5)	35,864	16,165
Professional fees	17,945	13,626
Custodian fees	45,650	27,397
Trustees’ fees (Note 5)	3,342	1,552
Registration and filing fees	4,707	4,339
Miscellaneous	3,899	1,053
Total expenses before reductions and amounts recaptured	2,385,802	1,137,865
Net expense reductions and amounts recaptured (Note 5)	(1,155)	(515)
Total expenses	2,384,647	1,137,350
Net investment income (loss)	2,992,990	(474,203)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(10,522,389)	6,703,442
Investments in affiliated issuers	(5,181)	(1,488)
Foreign currency transactions	1,127	31,763
	(10,526,443)	6,733,717

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	72,946,797	17,658,230
Investments in affiliated issuers	3,647	2,037
Translation of assets and liabilities in foreign currencies	(588)	14,793
	72,949,856	17,675,060
Net realized and unrealized gain (loss)	62,423,413	24,408,777

Increase (decrease) in net assets from operations	$65,416,403	$23,934,574

The accompanying notes are an integral part of the financial statements.	309

John Hancock Funds II

Statements of Changes in Net Assets

	Active Bond Fund		All Cap Core Fund		All Cap Growth Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/10	Year ended	2/28/10	Year ended	2/28/10	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/09	(Unaudited)	8/31/09	(Unaudited)	8/31/09[1]

From operations
Net investment income (loss)	$17,251,968	$33,277,642	$2,871,713	$5,976,579	$96,697	$769,699
Net realized gain (loss)	2,043,395	(3,888,883)	27,860,521	(226,203,255)	12,760,513	(33,920,834)
Change in net unrealized appreciation (depreciation)	29,817,721	13,439,347	7,996,530	62,278,560	(6,662,447)	6,288,981
Increase (decrease) in net assets resulting from
operations	49,113,084	42,828,106	38,728,764	(157,948,116)	6,194,763	(26,862,154)
Distributions to shareholders
From net investment income
Class 1	(849,264)	(1,806,425)	—	—	(526,037)	(301,947)
Class NAV	(14,251,311)	(30,207,339)	(5,839,540)	(7,243,920)	—	—
From net realized gain
Class 1	—	(110,903)	—	—	—	(991,475)
Class NAV	—	(1,887,681)	—	(42,261)	—	—
Total distributions	(15,100,575)	(34,012,348)	(5,839,540)	(7,286,181)	(526,037)	(1,293,422)
From Fund share transactions (Note 6)	59,539,157	(22,799,462)	18,355,019	(73,629,766)	(5,387,019)	(5,513,108)
Total increase (decrease)	93,551,666	(13,983,704)	51,244,243	(238,864,063)	281,707	(33,668,684)

Net assets

Beginning of period	572,878,962	586,862,666	471,790,896	710,654,959	88,836,460	122,505,144
End of period	$666,430,628	$572,878,962	$523,035,139	$471,790,896	$89,118,167	$88,836,460
Undistributed net investment income (loss)	$8,200,910	$6,049,517	$929,061	$3,896,888	($21,194)	$408,146

					Alternative Asset
	All Cap Value Fund		Alpha Opportunities Fund		Allocation Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/10	Year ended	2/28/10	Period ended	2/28/10	Period ended
Increase (decrease) in net assets	(Unaudited)	8/31/09	(Unaudited)	8/31/09[2]	(Unaudited)	8/31/09[3]

From operations
Net investment income (loss)	$516,392	$829,607	$1,033,620	$1,535,176	$37,524	$9,488
Net realized gain (loss)	18,255,654	(16,918,111)	91,136,978	21,139,602	42,466	4,385
Change in net unrealized appreciation (depreciation)	21,944,914	32,879,741	(20,635,435)	88,994,817	30,625	267,675
Increase (decrease) in net assets resulting from
operations	40,716,960	16,791,237	71,535,163	111,669,595	110,615	281,548
Distributions to shareholders
From net investment income
Class A	—	—	—	—	(47,301)	—
Class 1	(261,582)	(545,731)	—	—	—	—
Class NAV	(991,294)	(242,586)	(3,676,398)	(268,998)	—	—
From net realized gain
Class A	—	—	—	—	(16,354)	—
Class 1	—	(1,708,782)	—	—	—	—
Class NAV	—	(700,297)	(66,318,614)	—	—	—
Total distributions	(1,252,876)	(3,197,396)	(69,995,012)	(268,998)	(63,655)	—
From Fund share transactions (Note 6)	(543,009)	239,934,698	84,981,185	559,195,854	63,655	1,000,000
Total increase (decrease)	38,921,075	253,528,539	86,521,336	670,596,451	110,615	1,281,548

Net assets

Beginning of period	347,915,934	94,387,395	670,596,451	—	1,281,548	—
End of period	$386,837,009	$347,915,934	$757,117,787	$670,596,451	$1,392,163	$1,281,548
Undistributed net investment income (loss)	($154,781)	$581,703	($1,041,042)	$1,601,736	$418	$10,195

1 Class NAV shares were terminated on 12-31-08.

2 Period from 10-7-08 (inception date) to 8-31-09.

3 Period from 1-2-09 (inception date) to 8-31-09.

The accompanying notes are an integral part of the financial statements.	310

John Hancock Funds II

Statements of Changes in Net Assets

	Blue Chip Growth Fund		Capital Appreciation Fund		Core Bond Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/10	Year ended	2/28/10	Year ended	2/28/10	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/09	(Unaudited)	8/31/09	(Unaudited)	8/31/09

From operations
Net investment income (loss)	$998,981	$3,159,690	$950,472	$3,027,282	$8,327,763	$10,722,672
Net realized gain (loss)	(6,972,117)	(415,946,731)	56,873,424	(183,868,533)	10,049,201	(1,001,882)
Change in net unrealized appreciation (depreciation)	157,958,926	8,228,382	70,377,845	83,159,619	(977,716)	13,230,169
Increase (decrease) in net assets resulting from
operations	151,985,790	(404,558,659)	128,201,741	(97,681,632)	17,399,248	22,950,959
Distributions to shareholders
From net investment income
Class 1	(432,630)	(371,815)	(288,944)	(204,967)	(238,799)	(278,883)
Class NAV	(1,942,437)	(3,992,625)	(3,136,340)	(3,728,929)	(9,349,114)	(10,263,625)
From net realized gain
Class 1	—	—	—	—	(83,670)	(34,762)
Class NAV	—	—	—	—	(3,027,045)	(1,384,740)
Total distributions	(2,375,067)	(4,364,440)	(3,425,284)	(3,933,896)	(12,698,628)	(11,962,010)
From Fund share transactions (Note 6)	337,800,878	(217,844,461)	116,660,584	211,386,573	38,186,181	138,409,490
Total increase (decrease)	487,411,601	(626,767,560)	241,437,041	109,771,045	42,886,801	149,398,439

Net assets

Beginning of period	1,414,923,910	2,041,691,470	1,144,358,577	1,034,587,532	421,246,612	271,848,173
End of period	$1,902,335,511	$1,414,923,910	$1,385,795,618	$1,144,358,577	$464,133,413	$421,246,612
Undistributed net investment income (loss)	$168,901	$1,544,987	($365,612)	$2,109,200	$1,906,774	$3,166,924

	Core Diversified Growth		Core Fundamental		Core Global
	& Income Portfolio		Holdings Portfolio		Diversification Portfolio
	Six months		Six months		Six months
	ended		ended		ended
	2/28/10	Year ended	2/28/10	Year ended	2/28/10	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/09	(Unaudited)	8/31/09	(Unaudited)	8/31/09

From operations
Net investment income (loss)	$251,998	$139,373	$156,372	$97,221	$234,566	$92,630
Net realized gain (loss)	713,025	(63,763)	536,110	(126,020)	730,023	(69,846)
Change in net unrealized appreciation (depreciation)	(74,544)	1,101,355	(178,068)	835,208	(620,020)	805,158
Increase (decrease) in net assets resulting from
operations	890,479	1,176,965	514,414	806,409	344,569	827,942
Distributions to shareholders
From net investment income
Class 1	(349,355)	(47,109)	(228,832)	(29,345)	(295,424)	(34,804)
From net realized gain
Class 1	(53,861)	—	(51,705)	—	(48,234)	—
Total distributions	(403,216)	(47,109)	(280,537)	(29,345)	(343,658)	(34,804)
From Fund share transactions (Note 6)	7,797,688	9,418,620	2,364,920	6,169,961	9,584,578	5,985,450
Total increase (decrease)	8,284,951	10,548,476	2,598,797	6,947,025	9,585,489	6,778,588

Net assets

Beginning of period	11,526,005	977,529	7,926,741	979,716	7,731,161	952,573
End of period	$19,810,956	$11,526,005	$10,525,538	$7,926,741	$17,316,650	$7,731,161
Undistributed net investment income (loss)	($2,607)	$94,750	($771)	$71,689	$182	$61,040

The accompanying notes are an integral part of the financial statements.	311

John Hancock Funds II

Statements of Changes in Net Assets

	Emerging Markets		Emerging Markets
	Debt Fund		Value Fund		Equity-Income Fund
	Period		Six months		Six months
	ended		ended		ended
	2/28/10[1]		2/28/10	Year ended	2/28/10	Year ended
Increase (decrease) in net assets	(Unaudited)		(Unaudited)	8/31/09	(Unaudited)	8/31/09

From operations
Net investment income (loss)	$96,493		$216,952	$9,387,957	$7,034,920	$19,223,008
Net realized gain (loss)	(55,603)		43,656,480	(20,013,645)	9,392,334	(217,376,675)
Change in net unrealized appreciation (depreciation)	76,848		101,873,315	234,463,172	41,671,718	71,623,070
Increase (decrease) in net assets resulting from
operations	117,738		145,746,747	223,837,484	58,098,972	(126,530,597)
Distributions to shareholders
From net investment income
Class A	(87,923)		—	—	—	—
Class R3	(23,329)		—	—	—	—
Class 1		—	—	—	(2,722,683)	(3,754,027)
Class NAV		—	(9,182,920)	(11,522,806)	(13,892,855)	(17,840,719)
From net realized gain
Class 1		—	—	—	—	(11,259,896)
Class NAV		—	(4,392,025)	(10,123,376)	—	(52,423,854)
Total distributions	(111,252)		(13,574,945)	(21,646,182)	(16,615,538)	(85,278,496)
From Fund share transactions (Note 6)	15,000,000		16,750,915	257,601,060	56,954,480	47,220,845
Total increase (decrease)	15,006,486		148,922,717	459,792,362	98,437,914	(164,588,248)

Net assets

Beginning of period		—	1,037,018,921	577,226,559	772,069,552	936,657,800
End of period	$15,006,486		$1,185,941,638	$1,037,018,921	$870,507,466	$772,069,552
Undistributed net investment income (loss)	($14,759)		($2,389,859)	$6,576,109	$2,356,820	$11,937,438

	Fundamental Value Fund		Global Agribusiness Fund		Global Bond Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/10	Year ended	2/28/10	Year ended	2/28/10	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/09	(Unaudited)	8/31/09[2]	(Unaudited)	8/31/09

From operations
Net investment income (loss)	$4,880,235	$13,307,678	$16,994	$11,110	$9,621,641	$20,844,047
Net realized gain (loss)	(33,546,742)	(298,551,901)	33,691	(8,965)	20,129,418	(9,705,894)
Change in net unrealized appreciation (depreciation)	168,171,870	15,198,908	123,608	291,266	2,257,675	22,707,102
Increase (decrease) in net assets resulting from
operations	139,505,363	(270,045,315)	174,293	293,411	32,008,734	33,845,255
Distributions to shareholders
From net investment income
Class A	—	—	(11,987)	(3,919)	—	—
Class R3	—	—	(14,626)	(5,119)	—	—
Class 1	(800,100)	(1,121,380)	—	—	(5,497,480)	(7,974,069)
Class NAV	(11,591,001)	(13,340,051)	—	—	(54,530,728)	(59,477,604)
From net realized gain
Class A	—	—	(4,610)	—	—	—
Class R3	—	—	(4,620)	—	—	—
Class 1	—	—	—	—	—	(5,137,229)
Class NAV	—	—	—	—	—	(38,284,136)
Total distributions	(12,391,101)	(14,461,431)	(35,843)	(9,038)	(60,028,208)	(110,873,038)
From Fund share transactions (Note 6)	32,244,683	77,311,711	35,843	2,009,038	128,693,844	139,104,424
Total increase (decrease)	159,358,945	(207,195,035)	174,293	2,293,411	100,674,370	62,076,641

Net assets

Beginning of period	1,399,737,088	1,606,932,123	2,293,411	—	645,545,974	583,469,333
End of period	$1,559,096,033	$1,399,737,088	$2,467,704	$2,293,411	$746,220,344	$645,545,974
Undistributed net investment income (loss)	$544,465	$8,055,331	$225	$9,844	($14,370,781)	$36,035,786

1 Period from 1-4-10 (inception date) to 2-28-10.

2 Period from 1-2-09 (inception date) to 8-31-09.

The accompanying notes are an integral part of the financial statements.	312

John Hancock Funds II

Statements of Changes in Net Assets

	Global Infrastructure Fund		Global Real Estate Fund		Global Timber Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/10	Year ended	2/28/10	Year ended	2/28/10	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/09[1]	(Unaudited)	8/31/09	(Unaudited)	8/31/09[1]

From operations
Net investment income (loss)	$18,437	$41,217	$2,684,175	$12,985,503	$8,604	$8,493
Net realized gain (loss)	78,222	(67,784)	25,290,865	(282,118,604)	148,569	(199,620)
Change in net unrealized appreciation (depreciation)	59,935	107,109	(10,726,659)	129,921,295	75,223	474,310
Increase (decrease) in net assets resulting from
operations	156,594	80,542	17,248,381	(139,211,806)	232,396	283,183
Distributions to shareholders
From net investment income
Class A	(12,312)	(11,386)	—	—	(1,900)	(3,924)
Class R3	(14,707)	(12,389)	—	—	(3,082)	(4,959)
Class NAV	—	—	(12,096,501)	(16,836,266)	—	—
Total distributions	(27,019)	(23,775)	(12,096,501)	(16,836,266)	(4,982)	(8,883)
From Fund share transactions (Note 6)	27,019	2,023,775	25,630,770	(180,090,406)	4,982	2,008,883
Total increase (decrease)	156,594	2,080,542	30,782,650	(336,138,478)	232,396	2,283,183

Net assets

Beginning of period	2,080,542	—	271,382,288	607,520,766	2,283,183	—
End of period	$2,237,136	$2,080,542	$302,164,938	$271,382,288	$2,515,579	$2,283,183
Undistributed net investment income (loss)	$3,096	$11,678	($13,396,426)	($3,984,100)	($9,462)	($13,084)

	High Income Fund		High Yield Fund		Index 500 Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/10	Year ended	2/28/10	Year ended	2/28/10	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/09	(Unaudited)	8/31/09	(Unaudited)	8/31/09

From operations
Net investment income (loss)	$25,985,998	$42,812,510	$49,360,060	$139,457,114	$15,170,048	$37,743,132
Net realized gain (loss)	(3,747,003)	(6,362,177)	(37,221,673)	(231,106,128)	(2,525,460)	(289,287,693)
Change in net unrealized appreciation (depreciation)	106,530,829	(51,617,241)	125,237,550	47,974,387	152,509,342	234,685,725
Increase (decrease) in net assets resulting from
operations	128,769,824	(15,166,908)	137,375,937	(43,674,627)	165,153,930	(16,858,836)
Distributions to shareholders
From net investment income
Class 1	—	—	(3,833,366)	(4,779,611)	—	—
Class NAV	(30,268,269)	(57,336,025)	(54,220,965)	(145,505,694)	(37,125,883)	(19,527,458)
Total distributions	(30,268,269)	(57,336,025)	(58,054,331)	(150,285,305)	(37,125,883)	(19,527,458)
From Fund share transactions (Note 6)	(22,405,200)	39,364,255	(31,360,075)	(394,945,975)	70,366,375	932,914,788
Total increase (decrease)	76,096,355	(33,138,678)	47,961,531	(588,905,907)	198,394,422	896,528,494

Net assets

Beginning of period	414,332,751	447,471,429	965,356,263	1,554,262,170	1,857,096,749	960,568,255
End of period	$490,429,106	$414,332,751	$1,013,317,794	$965,356,263	$2,055,491,171	$1,857,096,749
Undistributed net investment income (loss)	$4,762,574	$9,044,845	$15,861,888	$24,556,159	$4,574,438	$26,530,273

1 Period from 1-2-09 (inception date) to 8-31-09.

The accompanying notes are an integral part of the financial statements.	313

John Hancock Funds II

Statements of Changes in Net Assets

	International		International		International
	Equity Index Fund		Opportunities Fund		Small Cap Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/10	Year ended	2/28/10	Year ended	2/28/10	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/09	(Unaudited)	8/31/09	(Unaudited)	8/31/09

From operations
Net investment income (loss)	$1,947,589	$10,393,838	($941,138)	$7,842,643	($4,580)	$5,888,627
Net realized gain (loss)	2,029,535	(92,522,146)	41,910,380	(274,855,717)	(1,641,459)	(81,908,124)
Change in net unrealized appreciation (depreciation)	6,100,344	6,487,756	(33,607,787)	104,858,594	19,282,856	39,069,627
Increase (decrease) in net assets resulting from
operations	10,077,468	(75,640,552)	7,361,455	(162,154,480)	17,636,817	(36,949,870)
Distributions to shareholders
From net investment income
Class 1	—	—	(872,208)	(262,865)	(2,141,419)	(1,173,970)
Class NAV	(12,540,484)	(8,358,950)	(7,340,000)	(7,768,599)	(1,933,946)	(3,432,685)
From net realized gain
Class 1	—	—	—	—	—	(8,585,143)
Class NAV	—	(1,033,001)	—	—	—	(23,899,352)
Total distributions	(12,540,484)	(9,391,951)	(8,212,208)	(8,031,464)	(4,075,365)	(37,091,150)
From Fund share transactions (Note 6)	83,226,912	(86,562,483)	135,198,690	30,613,474	1,965,173	(32,530,355)
Total increase (decrease)	80,763,896	(171,594,986)	134,347,937	(139,572,470)	15,526,625	(106,571,375)

Net assets

Beginning of period	321,930,016	493,525,002	736,533,165	876,105,635	235,397,147	341,968,522
End of period	$402,693,912	$321,930,016	$870,881,102	$736,533,165	$250,923,772	$235,397,147
Undistributed net investment income (loss)	($1,789,120)	$8,803,775	($2,277,422)	$6,875,924	($362,970)	$3,716,975

	International		International		Investment
	Small Company Fund		Value Fund		Quality Bond Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/10	Year ended	2/28/10	Year ended	2/28/10	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/09	(Unaudited)	8/31/09	(Unaudited)	8/31/09

From operations
Net investment income (loss)	$158,810	$4,744,536	$3,719,705	$27,096,258	$3,942,734	$7,525,213
Net realized gain (loss)	274,973	(133,617,643)	(8,290,391)	(218,288,654)	(378,271)	(3,735,862)
Change in net unrealized appreciation (depreciation)	4,370,931	39,942,004	27,225,752	38,560,391	4,423,188	6,981,786
Increase (decrease) in net assets resulting from
operations	4,804,714	(88,931,103)	22,655,066	(152,632,005)	7,987,651	10,771,137
Distributions to shareholders
From net investment income
Class 1	—	—	(5,831,083)	(11,284,532)	(1,784,866)	(2,970,213)
Class NAV	(5,041,096)	(4,954,284)	(17,411,266)	(32,872,675)	(3,403,112)	(6,244,366)
From net realized gain
Class 1	—	—	—	(8,224,740)	—	(176,827)
Class NAV	—	(7,543,866)	—	(23,598,716)	—	(328,395)
Total distributions	(5,041,096)	(12,498,150)	(23,242,349)	(75,980,663)	(5,187,978)	(9,719,801)
From Fund share transactions (Note 6)	828,657	(178,177,475)	47,941,089	(48,835,899)	12,340,372	(17,569,700)
Total increase (decrease)	592,275	(279,606,728)	47,353,806	(277,448,567)	15,140,045	(16,518,364)

Net assets

Beginning of period	124,826,985	404,433,713	1,147,983,428	1,425,431,995	185,959,819	202,478,183
End of period	$125,419,260	$124,826,985	$1,195,337,234	$1,147,983,428	$201,099,864	$185,959,819
Undistributed net investment income (loss)	($998,531)	$3,883,755	($315,712)	$19,206,932	$924,114	$2,169,358

The accompanying notes are an integral part of the financial statements.	314

John Hancock Funds II

Statements of Changes in Net Assets

	Large Cap Fund		Large Cap Value Fund		Mid Cap Index Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/10	Year ended	2/28/10	Year ended	2/28/10	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/09	(Unaudited)	8/31/09	(Unaudited)	8/31/09

From operations
Net investment income (loss)	$1,220,765	$2,738,390	$2,853,385	$8,511,981	$3,312,677	$4,692,585
Net realized gain (loss)	10,426,823	(133,592,748)	9,996,004	(207,961,413)	3,677,445	(32,183,652)
Change in net unrealized appreciation (depreciation)	15,447,298	37,572,986	22,393,338	18,205,436	60,631,291	4,671,800
Increase (decrease) in net assets resulting from
operations	27,094,886	(93,281,372)	35,242,727	(181,243,996)	67,621,413	(22,819,267)
Distributions to shareholders
From net investment income
Class 1	(310,523)	(450,141)	(1,120,244)	(1,419,786)	—	—
Class NAV	(1,826,185)	(4,320,722)	(6,764,574)	(6,469,691)	(5,711,496)	(3,808,565)
From net realized gain
Class NAV	—	—	—	—	—	(5,520,506)
Total distributions	(2,136,708)	(4,770,863)	(7,884,818)	(7,889,477)	(5,711,496)	(9,329,071)
From Fund share transactions (Note 6)	17,556,291	(64,372,095)	25,735,954	(24,060,683)	1,134,999	206,764,941
Total increase (decrease)	42,514,469	(162,424,330)	53,093,863	(213,194,156)	63,044,916	174,616,603

Net assets

Beginning of period	227,311,261	389,735,591	516,733,971	729,928,127	506,135,723	331,519,120
End of period	$269,825,730	$227,311,261	$569,827,834	$516,733,971	$569,180,639	$506,135,723
Undistributed net investment income (loss)	$429,687	$1,345,630	$787,283	$5,818,716	$632,660	$3,031,479

			Mid Cap Value
	Mid Cap Stock Fund		Equity Fund		Mid Value Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/10	Year ended	2/28/10	Year ended	2/28/10	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/09	(Unaudited)	8/31/09	(Unaudited)	8/31/09[1]

From operations
Net investment income (loss)	($972,881)	$142,374	$960,260	$1,380,577	$1,178,820	$521,177
Net realized gain (loss)	63,082,444	(217,587,295)	(633,249)	(23,271,648)	20,363,761	1,143,738
Change in net unrealized appreciation (depreciation)	41,780,789	50,486,662	20,505,385	16,329,797	12,728,048	45,956,833
Increase (decrease) in net assets resulting from
operations	103,890,352	(166,958,259)	20,832,396	(5,561,274)	34,270,629	47,621,748
Distributions to shareholders
From net investment income
Class NAV	(86,849)	(143,548)	(1,771,675)	(860,608)	(1,845,863)	—
From net realized gain
Class NAV	—	—	—	(2,090,507)	(8,405,286)	—
Total distributions	(86,849)	(143,548)	(1,771,675)	(2,951,115)	(10,251,149)	—
From Fund share transactions (Note 6)	(13,122,862)	153,831,922	273,651	79,929,647	10,964,929	252,907,183
Total increase (decrease)	90,680,641	(13,269,885)	19,334,372	71,417,258	34,984,409	300,528,931

Net assets

Beginning of period	713,620,870	726,890,755	161,994,523	90,577,265	300,528,931	—
End of period	$804,301,511	$713,620,870	$181,328,895	$161,994,523	$335,513,340	$300,528,931
Undistributed net investment income (loss)	($1,344,146)	($284,416)	$90,998	$902,413	($126,470)	$540,573

1 Period from 1-2-09 (inception date) to 8-31-09.

The accompanying notes are an integral part of the financial statements.	315

John Hancock Funds II

Statements of Changes in Net Assets

					Real Estate
	Optimized Value Fund		Real Estate Equity Fund		Securities Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/10	Year ended	2/28/10	Year ended	2/28/10	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/09	(Unaudited)	8/31/09	(Unaudited)	8/31/09

From operations
Net investment income (loss)	$2,246,628	$8,481,134	$3,426,069	$6,419,475	$3,891,128	$2,196,117
Net realized gain (loss)	29,574,223	(244,330,206)	(5,443,431)	(122,921,206)	7,787,651	(42,980,670)
Change in net unrealized appreciation (depreciation)	(7,645,936)	39,072,929	37,635,504	52,754,191	19,874,521	3,987,543
Increase (decrease) in net assets resulting from
operations	24,174,915	(196,776,143)	35,618,142	(63,747,540)	31,553,300	(36,797,010)
Distributions to shareholders
From net investment income
Class A	—	(1,531)	—	—	—	—
Class B	—	(328)	—	—	—	—
Class C	—	(108)	—	—	—	—
Class R3	—	(180)	—	—	—	—
Class 1	(939,448)	(1,443,321)	—	—	(3,702,351)	(2,120,378)
Class NAV	(5,250,993)	(11,271,727)	(5,771,107)	(6,680,797)	—	—
From net realized gain
Class 1	—	—	—	—	—	(761,479)
Class NAV	—	—	—	(322,646)	—	—
Total distributions	(6,190,441)	(12,717,195)	(5,771,107)	(7,003,443)	(3,702,351)	(2,881,857)
From Fund share transactions (Note 6)	6,424,197	(256,769,182)	(4,939,019)	15,115,547	185,738,173	2,320,825
Total increase (decrease)	24,408,671	(466,262,520)	24,908,016	(55,635,436)	213,589,122	(37,358,042)

Net assets

Beginning of period	296,891,534	763,154,054	208,710,071	264,345,507	75,151,114	112,509,156
End of period	$321,300,205	$296,891,534	$233,618,087	$208,710,071	$288,740,236	$75,151,114
Undistributed net investment income (loss)	$481,969	$4,425,782	$767,483	$3,112,521	$1,284,182	$1,095,405

			Short Term Government
	Real Return Bond Fund		Income Fund		Small Cap Growth Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/10	Year ended	2/28/10	Period ended	2/28/10	Period ended
Increase (decrease) in net assets	(Unaudited)	8/31/09	(Unaudited)	8/31/09[1]	(Unaudited)	8/31/09[2]

From operations
Net investment income (loss)	$8,784,260	$30,538,634	$166,697	$192,199	($489,551)	($543,276)
Net realized gain (loss)	25,119,412	(49,362,528)	98,080	18,595	14,306,541	(11,307,366)
Change in net unrealized appreciation (depreciation)	25,318,138	26,178,052	262,755	38,510	1,087,967	23,011,053
Increase (decrease) in net assets resulting from
operations	59,221,810	7,354,158	527,532	249,304	14,904,957	11,160,411
Distributions to shareholders
From net investment income
Class 1	(1,306,768)	(1,623,687)	—	—	—	—
Class NAV	(23,204,721)	(26,198,106)	(439,327)	—	—	—
From net realized gain
Class 1	—	(5,295,910)	—	—	—	—
Class NAV	—	(83,622,785)	(48,663)	—	—	—
Total distributions	(24,511,489)	(116,740,488)	(487,990)	—	—	—
From Fund share transactions (Note 6)	131,429,963	362,227,633	7,750,599	24,552,014	(12,587,313)	110,680,420
Total increase (decrease)	166,140,284	252,841,303	7,790,141	24,801,318	2,317,644	121,840,831

Net assets

Beginning of period	1,118,107,760	865,266,457	24,801,318	—	121,840,831	—
End of period	$1,284,248,044	$1,118,107,760	$32,591,459	$24,801,318	$124,158,475	$121,840,831
Undistributed net investment income (loss)	$32,586	$15,759,815	($80,431)	$192,199	($489,551)	—

1 Period from 1-2-09 (inception date) to 8-31-09.

2 Period from 9-10-08 (inception date) to 8-31-09.

The accompanying notes are an integral part of the financial statements.	316

John Hancock Funds II

Statements of Changes in Net Assets

			Small Cap
	Small Cap Index Fund		Opportunities Fund		Small Cap Value Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/10	Year ended	2/28/10	Year ended	2/28/10	Period ended
Increase (decrease) in net assets	(Unaudited)	8/31/09	(Unaudited)	8/31/09	(Unaudited)	8/31/09[1]

From operations
Net investment income (loss)	$561,913	$1,441,318	($18,330)	$575,968	$271,950	$71,128
Net realized gain (loss)	1,662,991	(43,432,664)	3,587,445	(30,676,510)	2,919,199	284,407
Change in net unrealized appreciation (depreciation)	8,796,202	22,914,711	7,550,736	10,578,240	8,016,678	11,261,417
Increase (decrease) in net assets resulting from
operations	11,021,106	(19,076,635)	11,119,851	(19,522,302)	11,207,827	11,616,952
Distributions to shareholders
From net investment income
Class 1	—	—	(70,639)	(644,449)	—	—
Class NAV	(1,405,466)	(1,183,230)	(115,688)	(1,156,381)	(361,933)	—
From net realized gain
Class NAV	—	(2,172,703)	—	—	(1,190,204)	—
Total distributions	(1,405,466)	(3,355,933)	(186,327)	(1,800,830)	(1,552,137)	—
From Fund share transactions (Note 6)	10,245,564	(2,659,270)	(3,271,945)	(2,752,832)	934,876	67,774,027
Total increase (decrease)	19,861,204	(25,091,838)	7,661,579	(24,075,964)	10,590,566	79,390,979

Net assets

Beginning of period	100,305,141	125,396,979	98,286,970	122,362,934	79,390,979	—
End of period	$120,166,345	$100,305,141	$105,948,549	$98,286,970	$89,981,545	$79,390,979
Undistributed net investment income (loss)	$86,166	$929,719	($127,945)	$76,712	($18,824)	$71,159

	Small Company		Small Company		Smaller Company
	Growth Fund		Value Fund		Growth Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/10	Year ended	2/28/10	Year ended	2/28/10	Period ended
Increase (decrease) in net assets	(Unaudited)	8/31/09	(Unaudited)	8/31/09	(Unaudited)	8/31/09[2]

From operations
Net investment income (loss)	($56,830)	($291,321)	$977,210	$3,089,057	($228,278)	($501,207)
Net realized gain (loss)	3,954,525	(31,275,400)	5,591,292	(64,645,610)	12,799,262	(7,374,777)
Change in net unrealized appreciation (depreciation)	9,399,501	(2,600,260)	28,767,342	(43,257,937)	6,104,858	25,247,466
Increase (decrease) in net assets resulting from
operations	13,297,196	(34,166,981)	35,335,844	(104,814,490)	18,675,842	17,371,482
Distributions to shareholders
From net investment income
Class 1	—	—	(926,808)	(705,825)	—	—
Class NAV	(132,484)	—	(2,675,344)	(2,552,856)	—	—
From net realized gain
Class 1	—	—	—	(1,898,513)	—	—
Class NAV	—	—	—	(6,341,535)	—	—
Total distributions	(132,484)	—	(3,602,152)	(11,498,729)	—	—
From Fund share transactions (Note 6)	5,988,677	(12,539,071)	3,832,949	(72,321,420)	3,032,311	141,102,419
Total increase (decrease)	19,153,389	(46,706,052)	35,566,641	(188,634,639)	21,708,153	158,473,901

Net assets

Beginning of period	121,932,032	168,638,084	363,150,999	551,785,638	158,473,901	—
End of period	$141,085,421	$121,932,032	$398,717,640	$363,150,999	$180,182,054	$158,473,901
Undistributed net investment income (loss)	($189,314)	—	($890,491)	$1,734,451	($228,278)	—

1 Period from 12-16-08 (inception date) to 8-31-09.

2 Period from 10-7-08 (inception date) to 8-31-09.

The accompanying notes are an integral part of the financial statements.	317

John Hancock Funds II

Statements of Changes in Net Assets

	Spectrum Income Fund		Strategic Bond Fund		Total Bond Market Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/10	Year ended	2/28/10	Year ended	2/28/10	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/09	(Unaudited)	8/31/09	(Unaudited)	8/31/09

From operations
Net investment income (loss)	$20,398,731	$45,382,780	$8,371,372	$26,723,406	$9,474,925	$13,191,429
Net realized gain (loss)	11,562,042	(53,869,988)	2,526,967	(8,268,841)	265,820	8,620,296
Change in net unrealized appreciation (depreciation)	20,547,238	34,007,086	25,208,975	(3,351,463)	4,204,337	16,613,374
Increase (decrease) in net assets resulting from
operations	52,508,011	25,519,878	36,107,314	15,103,102	13,945,082	38,425,099
Distributions to shareholders
From net investment income
Class 1	—	—	(2,277,050)	(2,069,660)	—	—
Class NAV	(22,829,936)	(51,188,074)	(17,191,037)	(24,442,301)	(9,671,794)	(11,485,817)
From net realized gain
Class NAV	—	(6,910,163)	—	—	(8,065,365)	(304,093)
Total distributions	(22,829,936)	(58,098,237)	(19,468,087)	(26,511,961)	(17,737,159)	(11,789,910)
From Fund share transactions (Note 6)	(86,621,978)	(131,930,129)	(253,817,226)	973,826	136,637,580	360,251,044
Total increase (decrease)	(56,943,903)	(164,508,488)	(237,177,999)	(10,435,033)	132,845,503	386,886,233

Net assets

Beginning of period	900,811,433	1,065,319,921	497,359,866	507,794,899	446,532,144	59,645,911
End of period	$843,867,530	$900,811,433	$260,181,867	$497,359,866	$579,377,647	$446,532,144
Undistributed net investment income (loss)	$5,213,863	$7,645,068	($222,451)	$10,874,264	$2,863,050	$3,059,919

			U.S. Government		U.S. High Yield
	Total Return Fund		Securities Fund		Bond Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/10	Year ended	2/28/10	Year ended	2/28/10	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/09	(Unaudited)	8/31/09	(Unaudited)	8/31/09

From operations
Net investment income (loss)	$20,923,399	$59,085,164	$1,179,880	$4,435,806	$30,485,112	$49,941,755
Net realized gain (loss)	80,277,888	53,438,534	(6,077)	5,682,964	7,602,407	(26,443,442)
Change in net unrealized appreciation (depreciation)	2,334,839	60,239,665	6,238,524	(120,419)	40,976,837	22,459,071
Increase (decrease) in net assets resulting from
operations	103,536,126	172,763,363	7,412,327	9,998,351	79,064,356	45,957,384
Distributions to shareholders
From net investment income
Class 1	(7,363,577)	(8,616,623)	(795,188)	(1,543,466)	(1,674,161)	(1,205,635)
Class NAV	(49,045,271)	(70,323,046)	(1,665,456)	(3,882,438)	(31,937,732)	(43,524,775)
From net realized gain
Class 1	(3,091,691)	(11,365,707)	(740,501)	(3,352,004)	—	—
Class NAV	(20,383,404)	(86,535,514)	(1,655,702)	(7,773,674)	—	—
Total distributions	(79,883,943)	(176,840,890)	(4,856,847)	(16,551,582)	(33,611,893)	(44,730,410)
From Fund share transactions (Note 6)	264,220,773	(55,163,845)	11,678,997	(52,561,542)	(70,150,139)	246,718,372
Total increase (decrease)	287,872,956	(59,241,372)	14,234,477	(59,114,773)	(24,697,676)	247,945,346

Net assets

Beginning of period	1,780,701,057	1,839,942,429	140,957,130	200,071,903	777,185,486	529,240,140
End of period	$2,068,574,013	$1,780,701,057	$155,191,607	$140,957,130	$752,487,810	$777,185,486
Undistributed net investment income (loss)	($3,936,136)	$31,549,313	($31,580)	$1,249,184	$9,196,245	$12,323,026

The accompanying notes are an integral part of the financial statements.	318

John Hancock Funds II

Statements of Changes in Net Assets

					Value &
	U.S. Multi Sector Fund		Value Fund		Restructuring Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/28/10	Year ended	2/28/10	Year ended	2/28/10	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/09	(Unaudited)	8/31/09	(Unaudited)	8/31/09

From operations
Net investment income (loss)	$6,021,336	$11,148,367	$672,846	$522,742	$2,992,990	$7,351,498
Net realized gain (loss)	2,762,636	(124,471,332)	11,360,604	(6,718,871)	(10,526,443)	(129,630,032)
Change in net unrealized appreciation (depreciation)	64,555,422	11,455,528	4,809,472	16,475,939	72,949,856	(2,223,386)
Increase (decrease) in net assets resulting from
operations	73,339,394	(101,867,437)	16,842,922	10,279,810	65,416,403	(124,501,920)
Distributions to shareholders
From net investment income
Class NAV	(12,428,759)	(14,280,412)	(976,292)	(228,535)	(7,347,600)	(5,685,628)
Total distributions	(12,428,759)	(14,280,412)	(976,292)	(228,535)	(7,347,600)	(5,685,628)
From Fund share transactions (Note 6)	44,023,468	81,571,831	(6,362,864)	86,144,497	6,663,637	76,111,651
Total increase (decrease)	104,934,103	(34,576,018)	9,503,766	96,195,772	64,732,440	(54,075,897)

Net assets

Beginning of period	869,905,562	904,481,580	122,078,708	25,882,936	514,120,768	568,196,665
End of period	$974,839,665	$869,905,562	$131,582,474	$122,078,708	$578,853,208	$514,120,768
Undistributed net investment income (loss)	$1,461,509	$7,868,932	$108,358	$411,804	$660,013	$5,014,623

	Vista Fund
	Six months
	ended
	2/28/10	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/09

From operations
Net investment income (loss)	($474,203)	($327,477)
Net realized gain (loss)	6,733,717	(35,307,371)
Change in net unrealized appreciation (depreciation)	17,675,060	6,255,611
Increase (decrease) in net assets resulting from
operations	23,934,574	(29,379,237)
Distributions to shareholders
From net investment income
Class NAV	—	(159,632)
From net realized gain
Class NAV	—	(14,136,636)
Total distributions	—	(14,296,268)
From Fund share transactions (Note 6)	12,521,387	153,175,866
Total increase (decrease)	36,455,961	109,500,361

Net assets

Beginning of period	223,312,063	113,811,702
End of period	$259,768,024	$223,312,063
Undistributed net investment income (loss)	($474,117)	$86

The accompanying notes are an integral part of the financial statements.	319

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-									Expenses	Expenses
			ized and								Net	before	including
	Net asset	Net	unrealized	Total from					Net asset		assets,	reductions	reductions
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	end of	and	and	Net	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	period	amounts	amounts	investment	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	(in millions)	recaptured	recaptured	income	(%)

Active Bond Fund

CLASS 1

02-28-2010[3]	9.30	0.26	0.49	0.75	(0.23)	—	—	(0.23)	9.82	8.21[4,5,6]	37	0.69[2]	0.69[2]	5.48[2]	38
08-31-2009	9.12	0.52	0.20	0.72	(0.51)	(0.03)	—	(0.54)	9.30	8.68[4]	33	0.71	0.71	6.10	90[7]
08-31-2008	9.54	0.47	(0.40)	0.07	(0.49)	—	—	(0.49)	9.12	0.72[4]	33	0.72	0.72	4.97	133[7]
08-31-2007	9.60	0.47	(0.06)	0.41	(0.47)	—[8]	—	(0.47)	9.54	4.38[4]	36	0.73	0.73	4.92	165[7]
08-31-2006[9]	9.61	0.36	(0.11)	0.25	(0.26)	—	—	(0.26)	9.60	2.68[4,5]	37	0.79[2]	0.79[2]	4.27[2]	406

CLASS NAV

02-28-2010[3]	9.30	0.26	0.50	0.76	(0.24)	—	—	(0.24)	9.82	8.24[4,5,6]	629	0.64[2]	0.64[2]	5.53[2]	38
08-31-2009	9.12	0.52	0.20	0.72	(0.51)	(0.03)	—	(0.54)	9.30	8.73[4]	540	0.66	0.66	6.15	90[7]
08-31-2008	9.53	0.47	(0.38)	0.09	(0.50)	—	—	(0.50)	9.12	0.88[4]	554	0.67	0.67	5.02	133[7]
08-31-2007	9.60	0.48	(0.07)	0.41	(0.48)	—[8]	—	(0.48)	9.53	4.34[4]	523	0.68	0.68	4.99	165[7]
08-31-2006[9]	9.58	0.35	(0.06)	0.29	(0.27)	—	—	(0.27)	9.60	3.09[4,5]	399	0.70[2]	0.70[2]	4.30[2]	406

1. Based on the average daily shares outstanding. 2. Annualized. 3. Unaudited. 4. Assumes dividend reinvestment (if applicable). 5. Not annualized. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. The Portfolio turnover rates, including the effect of “TBA” (to be announced) securities for the periods ended, were as follows: 154% for 8-31-09, 255% for 8-31-08 and 299% for 8-31-07. The year ended 8-31-06 includes the effect of TBA transactions. 8. Less than $0.005 per share. 9. The inception dates for Class 1 and Class NAV shares are 10-15-05 and 10-27-05, respectively.

All Cap Core Fund

CLASS NAV

02-28-2010[3]	7.21	0.04	0.55	0.59	(0.09)	—	—	(0.09)	7.71	8.17[4,5,6]	523	0.82[2]	0.82[2]	1.15[2]	68
08-31-2009	9.22	0.10	(1.98)	(1.88)	(0.13)	—[7]	—	(0.13)	7.21	(20.07)[4]	472	0.83	0.83	1.52	186[9]
08-31-2008	11.06	0.11	(1.31)	(1.20)	(0.13)	(0.51)	—	(0.64)	9.22	(11.50)[4]	711	0.80	0.80	1.14	239
08-31-2007	9.92	0.12	1.06	1.18	(0.03)	(0.01)	—	(0.04)	11.06	11.93[4]	477	0.83	0.83	1.12	244
08-31-2006[8]	10.00	0.05	(0.13)	(0.08)	—	—	—	—	9.92	(0.80)[4,6]	284	0.84[2]	0.84[2]	1.42[2]	86

1. Based on the average daily shares outstanding. 2. Annualized. 3. Unaudited. 4. Assumes dividend reinvestment (if applicable). 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Not annualized. 7. Less than $0.005 per share. 8. The inception date for Class NAV shares is 4-28-06. 9. The portfolio turnover rate for the year ended August 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

All Cap Growth Fund

CLASS 1

02-28-2010[2]	11.64	0.01	0.81	0.82	(0.07)	—	—	(0.07)	12.39	7.05[4,5,6]	89	0.99[3]	0.99[3]	0.21[3]	105
08-31-2009	15.54	0.09	(3.83)	(3.74)	(0.04)	(0.12)	—	(0.16)	11.64	(23.94)[4]	89	1.01	1.01	0.87	165[9]
08-31-2008	19.28	—[7]	(2.45)	(2.45)	(0.02)	(1.27)	—	(1.29)	15.54	(13.81)[4]	28	0.98	0.98	(0.01)	111
08-31-2007	16.43	0.01	2.85	2.86	(0.01)	—	—	(0.01)	19.28	17.41[4]	33	0.97	0.97	0.07	102
08-31-2006[8]	15.50	0.01	0.93	0.94	(0.01)	—	—	(0.01)	16.43	6.05[4,6]	32	1.00[3]	1.00[3]	0.08[3]	106

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Annualized. 4. Assumes dividend reinvestment (if applicable). 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Not annualized. 7. Less than $0.005 per share. 8. The inception date for Class 1 shares is 10-15-05. 9. The portfolio turnover rate for the year ended August 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

All Cap Value Fund

CLASS 1

02-28-2010[2]	9.28	0.01	1.07	1.08	(0.03)	—	—	(0.03)	10.33	11.64[5,6,7]	90	0.92[4]	0.92[4]	0.24[4]	41
08-31-2009	11.19	0.06	(1.72)	(1.66)	(0.06)	(0.19)	—	(0.25)	9.28	(14.42)[5]	84	0.96	0.96	0.67	74[9]
08-31-2008	17.26	0.09	(0.50)	(0.41)	(0.21)	(5.45)	—	(5.66)	11.19	(4.62)[5]	25	0.97	0.97	0.73	76
08-31-2007	15.84	0.14	1.82	1.96	(0.12)	(0.42)	—	(0.54)	17.26	12.64[5]	26	0.97	0.97	0.82	82
08-31-2006[3]	13.84	0.11	1.91	2.02	(0.02)	—	—	(0.02)	15.84	14.64[5,6,8]	21	0.94[4]	0.94[4]	0.80[4]	48

CLASS NAV

02-28-2010[2]	9.24	0.01	1.06	1.07	(0.03)	—	—	(0.03)	10.28	11.63[5,6,7]	297	0.87[4]	0.87[4]	0.29[4]	41
08-31-2009	11.14	0.04	(1.68)	(1.64)	(0.07)	(0.19)	—	(0.26)	9.24	(14.34)[5]	264	0.91	0.91	0.48	74[9]
08-31-2008	17.21	0.10	(0.50)	(0.40)	(0.22)	(5.45)	—	(5.67)	11.14	(4.57)[5]	69	0.92	0.92	0.78	76
08-31-2007	15.80	0.15	1.81	1.96	(0.13)	(0.42)	—	(0.55)	17.21	12.62[5]	70	0.88	0.88	0.93	82
08-31-2006[3]	13.80	0.12	1.91	2.03	(0.03)	—	—	(0.03)	15.80	14.69[5,6,8]	195	0.89[4]	0.89[4]	0.88[4]	48

1. Based on the average daily shares outstanding. 2. Unaudited. 3. The inception date for Class 1 and Class NAV shares is 10-15-05. 4. Annualized. 5. Assumes dividend reinvestment
(if applicable). 6. Not annualized. 7. Total returns would have been lower had certain expenses not been reduced during the periods shown. 8. The Adviser /Subadviser voluntarily paid
Class 1 and Class NAV $46,991 and $410,290, respectively, for a potential lost investment opportunity. Excluding these payments, the total return would have been 14.38% for Class 1 and
14.45% for Class NAV. 9. The portfolio turnover rate for the year ended August 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

The accompanying notes are an integral part of the financial statements.	320

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-									Expenses	Expenses
			ized and								Net	before	including
	Net asset	Net	unrealized	Total from					Net asset		assets,	reductions	reductions
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	end of	and	and	Net	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	period	amounts	amounts	investment	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	(in millions)	recaptured	recaptured	income	(%)

Alpha Opportunities Fund

CLASS NAV

02-28-2010[2]	10.87	0.02	1.13	1.15	(0.06)	(1.07)	—	(1.13)	10.89	10.49[4,5,6]	757	1.04[3]	1.04[3]	0.28[3]	89
08-31-2009[7]	10.00	0.03	0.85	0.88	(0.01)	—	—	(0.01)	10.87	8.80[4,5]	671	1.08[3]	1.08[3]	0.42[3]	202[8]

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Annualized. 4. Not annualized. 5. Assumes dividend reinvestment (if applicable). 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. The inception date for Class NAV shares is 10-7-08. 8. The portfolio turnover rate for the year ended August 31,
2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

Alternative Asset Allocation Fund

CLASS A

02-28-2010[2]	12.82	0.37[9]	0.74	1.11	(0.48)	(0.16)	—	(0.64)	13.29	8.60[3,4,5]	1	3.98[6]	0.61[6,7]	5.49[6]	7
08-31-2009[8]	10.00	0.10[9]	2.72	2.82	—	—	—	—	12.82	28.20[3,4,5]	1	6.78[6]	0.55[6,7]	1.33[6,9]	1

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Not annualized. 4. Assumes dividend reinvestment (if applicable). 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:
Period ended											Range

2-28-2010											0.71% – 1.18%
8-31-2009											0.71% – 1.18%
8. The inception date for Class A shares is 1-2-09. 9. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

Blue Chip Growth Fund

CLASS 1

02-28-2010[2]	15.60	0.01	1.60	1.61	(0.02)	—	—	(0.02)	17.19	10.30[3,4,5]	445	0.88[6]	0.85[6]	0.14[6]	24
08-31-2009	19.07	0.03	(3.46)	(3.43)	(0.04)	—	—	(0.04)	15.60	(17.95)[3,4]	153	0.90	0.87	0.19	59[9]
08-31-2008	20.98	0.05	(1.78)	(1.73)	(0.08)	(0.10)	—	(0.18)	19.07	(8.35)[3,4]	192	0.89	0.86	0.26	44
08-31-2007	17.82	0.08[7]	3.17	3.25	(0.09)	—	—	(0.09)	20.98	18.28[3,4]	204	0.89	0.86	0.39[7]	33
08-31-2006[8]	16.53	0.08	1.22	1.30	(0.01)	—	—	(0.01)	17.82	7.88[3,4,5]	185	0.90[6]	0.88[6]	0.51[6]	28

CLASS NAV

02-28-2010[2]	15.59	0.01	1.59	1.60	(0.02)	—	—	(0.02)	17.17	10.28[3,4,5]	1,457	0.83[6]	0.80[6]	0.11[6]	24
08-31-2009	19.06	0.03	(3.45)	(3.42)	(0.05)	—	—	(0.05)	15.59	(17.90)[3,4]	1,262	0.85	0.82	0.25	59[9]
08-31-2008	20.97	0.06	(1.78)	(1.72)	(0.09)	(0.10)	—	(0.19)	19.06	(8.31)[3,4]	1,850	0.84	0.81	0.29	44
08-31-2007	17.80	0.09[7]	3.17	3.26	(0.09)	—	—	(0.09)	20.97	18.37[3,4]	1,483	0.84	0.81	0.44[7]	33
08-31-2006[8]	16.51	0.09	1.22	1.31	(0.02)	—	—	(0.02)	17.80	7.90[3,4,5]	1,088	0.85[6]	0.83[6]	0.58[6]	28

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Assumes dividend reinvestment (if applicable). 5. Not annualized. 6. Annualized. 7. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects special dividends received by the Fund/Portfolio which amounted to the following amounts:
												Percentage of average
							Per share					net assets

Class 1							$0.04					0.18%
Class NAV							$0.04					0.18%
8. The inception date for Class 1 and Class NAV shares is 10-15-05. 9. The portfolio turnover rate for the year ended August 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

Capital Appreciation Fund

CLASS 1

02-28-2010[3]	8.84	0.01	0.95	0.96	(0.02)	—	—	(0.02)	9.78	10.87[4,5,6]	134	0.79[2]	0.79[2]	0.13[2]	44
08-31-2009	10.14	0.02	(1.28)	(1.26)	(0.04)	—	—	(0.04)	8.84	(12.37)[4]	53	0.81	0.81	0.32	78[8]
08-31-2008	10.79	0.04	(0.66)	(0.62)	(0.03)	—	—	(0.03)	10.14	(5.80)[4]	61	0.80	0.80	0.34	85
08-31-2007	9.44	0.03	1.33	1.36	(0.01)	—	—	(0.01)	10.79	14.43[4]	66	0.81	0.81	0.27	63
08-31-2006[7]	9.20	0.01	0.23	0.24	—	—	—	—	9.44	2.61[4,5]	68	0.88[2]	0.88[2]	0.10[2]	57

CLASS NAV

02-28-2010[3]	8.85	0.01	0.96	0.97	(0.03)	—	—	(0.03)	9.79	10.90[4,5,6]	1,252	0.74[2]	0.74[2]	0.15[2]	44
08-31-2009	10.16	0.03	(1.30)	(1.27)	(0.04)	—	—	(0.04)	8.85	(12.39)[4]	1,091	0.76	0.76	0.36	78[8]
08-31-2008	10.80	0.04	(0.65)	(0.61)	(0.03)	—	—	(0.03)	10.16	(5.65)[4]	973	0.75	0.75	0.41	85
08-31-2007	9.45	0.04	1.32	1.36	(0.01)	—	—	(0.01)	10.80	14.42[4]	586	0.76	0.76	0.34	63
08-31-2006[7]	9.20	0.01	0.24	0.25	—	—	—	—	9.45	2.72[4,5]	393	0.83[2]	0.83[2]	0.15[2]	57

1. Based on the average daily shares outstanding. 2. Annualized. 3. Unaudited. 4. Assumes dividend reinvestment (if applicable). 5. Not annualized. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. The inception date for Class 1 and Class NAV shares is 10-15-05. 8. The portfolio turnover rate for the year ended August 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

The accompanying notes are an integral part of the financial statements.	321

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-									Expenses	Expenses
			ized and								Net	before	including
	Net asset	Net	unrealized	Total from					Net asset		assets,	reductions	reductions
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	end of	and	and	Net	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	period	amounts	amounts	investment	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	(in millions)	recaptured	recaptured	income	(%)

Core Bond Fund

CLASS 1

02-28-2010[3]	13.09	0.24	0.26	0.50	(0.28)	(0.09)	—	(0.37)	13.22	3.87[4,5,6]	11	0.69[2]	0.69[2]	3.67[2]	212[7]
08-31-2009	12.59	0.52	0.65	1.17	(0.57)	(0.10)	—	(0.67)	13.09	9.71[4]	10	0.76	0.76	4.20	571[7]
08-31-2008	12.51	0.56	0.11	0.67	(0.59)	—	—	(0.59)	12.59	5.43[4]	4	0.80	0.80	4.46	395[7]
08-31-2007	12.52	0.58	(0.02)	0.56	(0.57)	—[8]	—	(0.57)	12.51	4.60[4]	2	0.82	0.82	4.67	313[7]
08-31-2006[9]	12.51	0.47	(0.12)	0.35	(0.34)	—	—	(0.34)	12.52	2.86[4,6]	1	0.88[2]	0.88[2]	4.39[2]	436

CLASS NAV

02-28-2010[3]	13.07	0.24	0.27	0.51	(0.28)	(0.09)	—	(0.37)	13.21	3.98[4,5,6]	453	0.64[2]	0.64[2]	3.72[2]	212[7]
08-31-2009	12.58	0.53	0.63	1.16	(0.57)	(0.10)	—	(0.67)	13.07	9.69[4]	411	0.71	0.71	4.29	571[7]
08-31-2008	12.50	0.57	0.10	0.67	(0.59)	—	—	(0.59)	12.58	5.49[4]	267	0.75	0.75	4.51	395[7]
08-31-2007	12.51	0.59	(0.02)	0.57	(0.58)	—[8]	—	(0.58)	12.50	4.67[4]	267	0.77	0.77	4.71	313[7]
08-31-2006[9]	12.50	0.46	(0.11)	0.35	(0.34)	—	—	(0.34)	12.51	2.90[4,6]	197	0.83[2]	0.83[2]	4.24[2]	436

1. Based on the average daily shares outstanding. 2. Annualized. 3. Unaudited. 4. Assumes dividend reinvestment (if applicable). 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Not annualized. 7. The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows: 355% for 2-28-10, 1,220% for 8-31-09, 807% for 8-31-08 and 623% for 8-31-07. The year ended 8-31-06 includes the effect of TBA transactions. 8. Less than $0.005 per share.
9. The inception date for Class 1 and Class NAV shares is 10-15-05.

Core Diversified Growth & Income Portfolio

CLASS 1

02-28-2010[3]	8.50	0.15[4]	0.49	0.64	(0.20)	(0.03)	—	(0.23)	8.91	7.47[5,6,9]	20	0.34[2]	0.08[2,7]	3.37[2,4]	66
08-31-2009	9.75	0.25[4]	(1.39)[8]	(1.14)	(0.11)	—	—	(0.11)	8.50	(11.47)[5,9]	12	1.04	0.06[7]	3.08[4]	6
08-31-2008[10]	10.00	0.02[4]	(0.27)	(0.25)	—	—	—	—	9.75	(2.50)[5,6]	1	15.51[2]	0.08[2,7]	1.43[2,4]	—[11]

1. Based on the average daily shares outstanding. 2. Annualized. 3. Unaudited. 4. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 5. Assumes dividend reinvestment (if applicable). 6. Not annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:
Period ended											Range

02-28-2010											0.37% – 0.57%
08-31-2009											0.37% – 0.79%
08-31-2008											0.32% – 0.71%
8. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. 9. Total returns would have been lower had certain expenses not been reduced during the periods shown. 10. The inception date for Class 1 shares is 7-1-08. 11. Less than 1%.

Core Fundamental Holdings Portfolio

CLASS 1

02-28-2010[2]	8.77	0.16[4]	0.41	0.57	(0.23)	(0.05)	—	(0.28)	9.06	6.48[5,6,7]	11	0.50[3]	0.08[3,8]	3.52[3,4]	70
08-31-2009	9.78	0.26[4]	(1.13)[9]	(0.87)	(0.14)	—	—	(0.14)	8.77	(8.64)[5,7]	8	1.42	0.06[8]	3.12[4]	17
08-31-2008[10]	10.00	0.04[4]	(0.26)	(0.22)	—	—	—	—	9.78	(2.20)[6,7]	1	15.48[3]	0.08[3,8]	2.21[3,4]	—[11]

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Annualized. 4. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Not annualized.
7. Assumes dividend reinvestment (if applicable). 8. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:
Period ended											Range

02-28-2010											0.37% – 0.57%
08-31-2009											0.37% – 0.51%
08-31-2008											0.32% – 0.50%
9. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. 10. The inception date for Class 1 shares is 7-1-08. 11. Less than 1%.

The accompanying notes are an integral part of the financial statements.	322

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-									Expenses	Expenses
			ized and								Net	before	including
	Net asset	Net	unrealized	Total from					Net asset		assets,	reductions	reductions
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	end of	and	and	Net	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	period	amounts	amounts	investment	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	(in millions)	recaptured	recaptured	income	(%)

Core Global Diversification Portfolio

CLASS 1

02-28-2010[3]	8.54	0.18[4]	0.32	0.50	(0.20)	(0.03)	—	(0.23)	8.81	5.83[5,6,7]	17	0.41[2]	0.08[2,8]	4.04[2,4]	74
08-31-2009	9.51	0.26[4]	(1.07)[9]	(0.81)	(0.16)	—	—	(0.16)	8.54	(8.11)[5]	8	1.55	0.06[8]	3.33[4]	11
08-31-2008[10]	10.00	0.03[4]	(0.52)	(0.49)	—	—	—	—	9.51	(4.90)[5,7]	1	15.70[2]	0.08[2,8]	1.92[2,4]	—[11]

1. Based on the average daily shares outstanding. 2. Annualized. 3. Unaudited. 4. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. 5. Assumes dividend reinvestment (if applicable). 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Not annualized. 8. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:
Period ended											Range

02-28-2010											0.37% – 0.57%
08-31-2009											0.37% – 0.79%
08-31-2008											0.33% – 0.71%
9. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. 10. The inception date for Class 1 shares is 7-1-08. 11. Less than 1%.

Emerging Markets Debt Fund

CLASS A

02-28-2010[2,3]	10.00	0.07	—[8]	0.07	(0.07)	—	—	(0.07)	10.00	0.74[4,5,6]	12	1.44[7]	1.17[7]	4.23[7]	35

CLASS I

02-28-2010[2,3]	10.00	0.07	0.01	0.08	(0.08)	—	—	(0.08)	10.00	0.78[4,5,6]	3	1.14[7]	0.87[7]	4.53[7]	35

1. Based on the average daily shares outstanding. 2. The inception date for Class A and Class I shares is 1-4-10. 3. Unaudited. 4. Assumes dividend reinvestment (if applicable). 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Not annualized. 7. Annualized. 8. Less than $0.005 per share.

Emerging Markets Value Fund

CLASS NAV

02-28-2010[4]	9.09	—[5]	1.27	1.27	(0.08)	(0.04)	—	(0.12)	10.24	13.97[2,6,7]	1,186	1.07[3]	1.07[3]	0.04[3]	11
08-31-2009	9.47	0.10	(0.19)	(0.09)	(0.16)	(0.13)	—	(0.29)	9.09	1.07[2]	1,037	1.07	1.07	1.39	32[9]
08-31-2008	11.02	0.24	(1.59)	(1.35)	(0.10)	(0.10)	—	(0.20)	9.47	(12.61)[2]	577	1.08	1.08	2.11	13
08-31-2007[8]	10.00	0.08	0.94	1.02	—	—	—	—	11.02	10.20[2,6]	482	1.10[3]	1.10[3]	2.14[3]	2

1. Based on the average daily shares outstanding. 2. Assumes dividend reinvestment (if applicable). 3. Annualized. 4. Unaudited. 5. Less than $0.005 per share. 6. Not annualized.
7. Total returns would have been lower had certain expenses not been reduced during the periods shown. 8. The inception date for Class NAV shares is 5-1-07. 9. The portfolio turnover rate for the year ended August 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

Equity-Income Fund

CLASS 1

02-28-2010[3]	11.85	0.10	0.77	0.87	(0.24)	—	—	(0.24)	12.48	7.36[4,5,6]	142	0.90[2]	0.87[2]	1.66[2]	9
08-31-2009	16.11	0.29	(3.04)	(2.75)	(0.38)	(1.13)	—	(1.51)	11.85	(15.65)[4,5]	139	0.91	0.88	2.73	46[8]
08-31-2008	19.52	0.36	(2.52)	(2.16)	(0.32)	(0.93)	—	(1.25)	16.11	(11.83)[4,5]	163	0.89	0.86	2.06	30
08-31-2007	18.13	0.33	2.22	2.55	(0.30)	(0.86)	—	(1.16)	19.52	14.37[4,5]	212	0.89	0.86	1.70	20
08-31-2006[7]	16.03	0.26	1.90	2.16	(0.06)	—	—	(0.06)	18.13	13.52[4,5,6]	183	0.90[2]	0.89[2]	1.68[2]	39

CLASS NAV

02-28-2010[3]	11.83	0.11	0.77	0.88	(0.25)	—	—	(0.25)	12.46	7.42[4,5,6]	729	0.85[2]	0.82[2]	1.72[2]	9
08-31-2009	16.10	0.29	(3.04)	(2.75)	(0.39)	(1.13)	—	(1.52)	11.83	(15.68)[4,5]	633	0.86	0.83	2.77	46[8]
08-31-2008	19.51	0.37	(2.52)	(2.15)	(0.33)	(0.93)	—	(1.26)	16.10	(11.79)[4,5]	774	0.84	0.81	2.14	30
08-31-2007	18.11	0.34	2.22	2.56	(0.30)	(0.86)	—	(1.16)	19.51	14.46[4,5]	711	0.84	0.81	1.75	20
08-31-2006[7]	16.01	0.27	1.89	2.16	(0.06)	—	—	(0.06)	18.11	13.54[4,5,6]	535	0.85[2]	0.84[2]	1.75[2]	39

1. Based on the average daily shares outstanding. 2. Annualized. 3. Unaudited. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown.
5. Assumes dividend reinvestment (if applicable). 6. Not annualized. 7. The inception date for Class 1 and Class NAV shares is 10-15-05. 8. The portfolio turnover rate for the year ended
August 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

The accompanying notes are an integral part of the financial statements.	323

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-									Expenses	Expenses
			ized and								Net	before	including
	Net asset	Net	unrealized	Total from					Net asset		assets,	reductions	reductions
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	end of	and	and	Net	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	period	amounts	amounts	investment	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	(in millions)	recaptured	recaptured	income	(%)

Fundamental Value Fund

CLASS 1

02-28-2010[3]	12.32	0.04	1.17	1.21	(0.10)	—	—	(0.10)	13.43	9.86[4,5]	103	0.84[2]	0.84[2]	0.61[2]	11
08-31-2009	15.37	0.12	(3.02)	(2.90)	(0.15)	—	—	(0.15)	12.32	(18.72)[4]	101	0.86	0.86	1.13	36[7]
08-31-2008	17.58	0.15	(2.04)	(1.89)	(0.17)	(0.15)	—	(0.32)	15.37	(10.97)[4]	74	0.85	0.85	0.88	14
08-31-2007	15.86	0.20	1.86	2.06	(0.13)	(0.21)	—	(0.34)	17.58	13.02[4]	85	0.85	0.85	1.15	6
08-31-2006[6]	14.34	0.13	1.42	1.55	(0.03)	—	—	(0.03)	15.86	10.83[4,5]	67	0.86[2]	0.86[2]	0.93[2]	8

CLASS NAV

02-28-2010[3]	12.29	0.04	1.18	1.22	(0.11)	—	—	(0.11)	13.40	9.93[4,5]	1,456	0.79[2]	0.79[2]	0.66[2]	11
08-31-2009	15.35	0.13	(3.03)	(2.90)	(0.16)	—	—	(0.16)	12.29	(18.75)[4]	1,299	0.81	0.81	1.19	36[7]
08-31-2008	17.56	0.15	(2.03)	(1.88)	(0.18)	(0.15)	—	(0.33)	15.35	(10.93)[4]	1,533	0.80	0.80	0.93	14
08-31-2007	15.83	0.21	1.86	2.07	(0.13)	(0.21)	—	(0.34)	17.56	13.12[4]	946	0.80	0.80	1.21	6
08-31-2006[6]	14.31	0.13	1.42	1.55	(0.03)	—	—	(0.03)	15.83	10.87[4,5]	695	0.81[2]	0.81[2]	1.00[2]	8

1. Based on the average daily shares outstanding. 2. Annualized. 3. Unaudited. 4. Assumes dividend reinvestment (if applicable). 5. Not annualized. 6. The inception date for Class 1 and
Class NAV shares is 10-15-05. 7. The portfolio turnover rate for the year ended August 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-
term investments in a collateral management vehicle.

Global Agribusiness Fund

CLASS A

02-28-2010[2]	11.41	0.07	0.77	0.84	(0.11)	(0.05)	—	(0.16)	12.09	7.43[3,4,5]	1	3.39[6]	1.45[6]	1.19[6]	38
08-31-2009[7]	10.00	0.04	1.41	1.45	(0.04)	—	—	(0.04)	11.41	14.52[3,4,5]	1	4.72[6]	1.45[6]	0.58[6]	84

CLASS I

02-28-2010[2]	11.43	0.10	0.78	0.88	(0.14)	(0.05)	—	(0.19)	12.12	7.74[3,4,5]	1	3.09[6]	1.00[6]	1.64[6]	38
08-31-2009[7]	10.00	0.07	1.41	1.48	(0.05)	—	—	(0.05)	11.43	14.84[3,4,5]	1	4.42[6]	1.00[6]	1.03[6]	84

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized. 7. The inception date for Class A and Class I shares is 1-2-09.

Global Bond Fund

CLASS 1

02-28-2010[3]	12.41	0.17	0.43	0.60	(1.09)	—	—	(1.09)	11.92	4.85[4,5,6]	67	0.85[2]	0.85[2]	2.70[2]	96
08-31-2009	15.05	0.47	0.02	0.49	(1.90)	(1.23)	—	(3.13)	12.41	6.02[4]	59	0.87	0.87	3.98	448[7]
08-31-2008	14.81	0.67	0.47	1.14	(0.78)	(0.12)	—	(0.90)	15.05	7.73[4]	74	0.88	0.88	4.28	975[7]
08-31-2007	14.83	0.53	(0.04)[8]	0.49	(0.35)	(0.16)	—	(0.51)	14.81	3.40[4]	42	0.86[9]	0.86[9]	3.64	272[7]
08-31-2006[10]	14.56	0.44	(0.08)[8]	0.36	(0.09)	—	—	(0.09)	14.83	2.46[4,5]	41	0.84[2]	0.84[2]	3.42[2]	248

CLASS NAV

02-28-2010[3]	12.39	0.17	0.43	0.60	(1.09)	—	—	(1.09)	11.90	4.87[4,5,6]	679	0.80[2]	0.80[2]	2.75[2]	96
08-31-2009	15.02	0.47	0.03	0.50	(1.90)	(1.23)	—	(3.13)	12.39	6.14[4]	586	0.82	0.82	4.00	448[7]
08-31-2008	14.78	0.68	0.47	1.15	(0.79)	(0.12)	—	(0.91)	15.02	7.81[4]	509	0.83	0.83	4.37	975[7]
08-31-2007	14.79	0.54	(0.03)[8]	0.51	(0.36)	(0.16)	—	(0.52)	14.78	3.51[4]	754	0.81[9]	0.81[9]	3.68	272[7]
08-31-2006[10]	14.52	0.45	(0.09)[8]	0.36	(0.09)	—	—	(0.09)	14.79	2.48[4,5]	554	0.79[2]	0.79[2]	3.56[2]	248

1. Based on the average daily shares outstanding. 2. Annualized. 3. Unaudited. 4. Assumes dividend reinvestment (if applicable). 5. Not annualized. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows: 735% for the year ended 8-31-2009, 1,190% for the year ended 8-31-2008 and 914% for the year ended 8-31-2007. 8. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. 9. Includes interest and fees on inverse floaters. Excluding this expense the ratio for Class 1 and Class NAV would have been 0.86% and 0.81%, respectively. 10. The inception date for Class 1 and Class NAV shares is 10-15-05.

Global Infrastructure Fund

CLASS A

02-28-2010[2]	10.26	0.08	0.68	0.76	(0.12)	—	—	(0.12)	10.90	7.42[3,4,5]	1	3.53[6]	1.45[6]	1.43[6]	39
08-31-2009[7]	10.00	0.19	0.18	0.37	(0.11)	—	—	(0.11)	10.26	3.85[3,4,5]	1	5.69[6]	1.45[6]	3.17[6]	39

CLASS I

02-28-2010[2]	10.28	0.10	0.69	0.79	(0.15)	—	—	(0.15)	10.92	7.63[3,4,5]	1	3.23[6]	1.00[6]	1.88[6]	39
08-31-2009[7]	10.00	0.22	0.18	0.40	(0.12)	—	—	(0.12)	10.28	4.16[3,4,5]	1	5.39[6]	1.00	3.62	39

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Assumes dividend reinvestment (if applicable). 4. Not annualized. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Annualized. 7. The inception date for Class A and Class I shares is 1-2-09.

The accompanying notes are an integral part of the financial statements.	324

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-									Expenses	Expenses
			ized and								Net	before	including
	Net asset	Net	unrealized	Total from					Net asset		assets,	reductions	reductions
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	end of	and	and	Net	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	period	amounts	amounts	investment	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	(in millions)	recaptured	recaptured	income	(%)

Global Real Estate Fund

CLASS NAV

02-28-2010[3]	6.24	0.06	0.34	0.40	(0.28)	—	—	(0.28)	6.36	6.32[4,5,6]	302	1.09[2]	1.08[2]	1.89[2]	56
08-31-2009	8.15	0.17	(1.87)	(1.70)	(0.21)	—	—	(0.21)	6.24	(20.28)[4]	271	1.09	1.09	3.30	118[8]
08-31-2008	11.37	0.18	(2.60)	(2.42)	(0.35)	(0.45)	—	(0.80)	8.15	(22.75)[4]	608	1.07	1.07	1.95	68
08-31-2007	10.30	0.18	1.34	1.52	(0.45)	—	—	(0.45)	11.37	14.70[4]	465	1.08	1.08	1.54	97
08-31-2006[7]	10.00	0.06	0.24	0.30	—	—	—	—	10.30	3.00[4,5]	355	1.09[2]	1.09[2]	1.65[2]	87

1. Based on the average daily shares outstanding. 2. Annualized. 3. Unaudited. 4. Assumes dividend reinvestment (if applicable). 5. Not annualized. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. The inception date for Class NAV shares is 4-28-06. 8. The portfolio turnover rate for the year ended August 31,
2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

Global Timber Fund

CLASS A

02-28-2010[2]	11.35	0.03	1.11	1.14	(0.02)	—	—	(0.02)[3]	12.47	10.04[3,4,5]	1	3.46[6]	1.45[6]	0.47[6]	35
08-31-2009[7]	10.00	0.03	1.36	1.39	(0.04)	—	—	(0.04)	11.35	13.98[3,4,5]	1	5.30[6]	1.45[6]	0.48[6]	67

CLASS I

02-28-2010[2]	11.37	0.06	1.11	1.17	(0.03)	—	—	(0.03)[3]	12.51	10.31[3,4,5]	1	3.16[6]	1.00[6]	0.92[6]	35
08-31-2009[7]	10.00	0.06	1.36	1.42	(0.05)	—	—	(0.05)	11.37	14.31[3,4,5]	1	5.00[6]	1.00[6]	0.93[6]	67

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Assumes dividend reinvestment (if applicable). 6. Annualized. 7. The inception date for Class A and Class I shares is 1-2-09.

High Income Fund

CLASS NAV

02-28-2010[3]	6.38	0.41	1.65	2.06	(0.49)	—	—	(0.49)	7.95	33.24[4,5,6]	490	0.72[2]	0.72[2]	11.42[2]	48
08-31-2009	7.98	0.65	(1.34)	(0.69)	(0.91)	—	—	(0.91)	6.38	(5.78)[4]	414	0.73	0.73	12.15	68
08-31-2008	10.61	0.79	(2.24)	(1.45)	(0.74)	(0.44)	—	(1.18)	7.98	(14.76)[4]	447	0.72	0.72	8.80	53
08-31-2007	9.87	0.69	0.76	1.45	(0.69)	(0.02)	—	(0.71)	10.61	14.81[4]	383	0.73	0.73	6.38	67
08-31-2006[7]	10.00	0.23	(0.25)	(0.02)	(0.11)	—	—	(0.11)	9.87	(0.14)[4,5]	289	0.77[2]	0.77[2]	6.73[2]	76

1. Based on the average daily shares outstanding. 2. Annualized. 3. Unaudited. 4. Assumes dividend reinvestment (if applicable). 5. Not annualized. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. The inception date for Class NAV shares is 4-28-06.

High Yield Fund

CLASS 1

02-28-2010[3]	8.00	0.41	0.73	1.14	(0.48)	—	—	(0.48)	8.66	14.57[4,5,6]	74	0.76[2]	0.76[2]	9.67[2]	53
08-31-2009	8.81	0.81	(0.73)	0.08	(0.89)	—	—	(0.89)	8.00	3.66[4]	60	0.76	0.76	11.73	73[9]
08-31-2008	9.92	0.84	(1.04)	(0.20)	(0.83)	(0.08)	—	(0.91)	8.81	(2.33)[4]	43	0.75	0.75	8.98	59
08-31-2007	10.12	0.77	(0.17)	0.60	(0.74)	(0.06)	—	(0.80)	9.92	6.02[4]	48	0.75	0.75	7.48	77[7]
08-31-2006[8]	10.10	0.65	(0.03)	0.62	(0.60)	—	—	(0.60)	10.12	6.41[4,5]	44	0.76[2]	0.76[2]	7.22[2]	83

CLASS NAV

02-28-2010[3]	7.95	0.41	0.72	1.13	(0.48)	—	—	(0.48)	8.60	14.56[4,5,6]	940	0.71[2]	0.71[2]	9.75[2]	53
08-31-2009	8.77	0.83	(0.75)	0.08	(0.90)	—	—	(0.90)	7.95	3.62[4]	906	0.71	0.71	12.18	73[9]
08-31-2008	9.87	0.84	(1.03)	(0.19)	(0.83)	(0.08)	—	(0.91)	8.77	(2.18)[4]	1,511	0.70	0.70	9.04	59
08-31-2007	10.08	0.77	(0.17)	0.60	(0.75)	(0.06)	—	(0.81)	9.87	6.00[4]	1,547	0.70	0.70	7.55	77[7]
08-31-2006[8]	10.06	0.66	(0.03)	0.63	(0.61)	—	—	(0.61)	10.08	6.49[4,5]	1,144	0.71[2]	0.71[2]	7.36[2]	83

1. Based on the average daily shares outstanding. 2. Annualized. 3. Unaudited. 4. Assumes dividend reinvestment (if applicable). 5. Not annualized. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows: 80% for the year ended 8-31-2007. 8. The inception date for Class 1 and Class NAV shares is 10-15-05. 9. The portfolio turnover rate for the year ended August 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

Index 500 Fund

CLASS NAV

02-28-2010[3]	7.63	0.06	0.64	0.70	(0.16)	—	—	(0.16)	8.17	9.14[4,5,6]	2,055	0.48[2]	0.48[2]	1.56[2]	6
08-31-2009	9.47	0.15	(1.93)	(1.78)	(0.06)	—	—	(0.06)	7.63	(18.66)[6]	1,857	0.49	0.49	2.26	33[8]
08-31-2008	10.80	0.17	(1.42)	(1.25)	(0.05)	(0.03)	—	(0.08)	9.47	(11.69)[6]	961	0.49	0.49	1.71	2
08-31-2007[7]	10.00	0.17	0.67	0.84	(0.04)	—	—	(0.04)	10.80	8.41[4,5,6]	83	0.58[2]	0.51[2]	1.93[2]	3

1. Based on the average daily shares outstanding. 2. Annualized. 3. Unaudited. 4. Not annualized. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Assumes dividend reinvestment (if applicable). 7. The inception date for Class NAV shares is 10-27-06. 8. The portfolio turnover rate for the year ended August 31,
2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

The accompanying notes are an integral part of the financial statements.	325

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-									Expenses	Expenses
			ized and								Net	before	including
	Net asset	Net	unrealized	Total from					Net asset		assets,	reductions	reductions
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	end of	and	and	Net	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	period	amounts	amounts	investment	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	(in millions)	recaptured	recaptured	income	(%)

International Equity Index Fund

CLASS NAV

02-28-2010[3]	15.51	0.09	0.49	0.58	(0.56)	—	—	(0.56)	15.53	3.58[4,5,6]	403	0.57[2]	0.57[2]	1.06[2]	1
08-31-2009	18.53	0.37	(3.08)	(2.71)	(0.28)	(0.03)	—	(0.31)	15.51	(14.15)[4]	322	0.58	0.58	2.91	26[8]
08-31-2008	22.51	0.57	(3.39)	(2.82)	(0.58)	(0.58)	—	(1.16)	18.53	(13.58)[4]	494	0.56	0.56	2.68	10
08-31-2007	18.97	0.47	3.64	4.11	(0.35)	(0.22)	—	(0.57)	22.51	21.97[4]	421	0.56	0.56	2.23	15
08-31-2006[7]	15.59	0.41	3.17	3.58	(0.20)	—	—	(0.20)	18.97	23.16[4,5]	308	0.58[2]	0.58[2]	2.78[2]	11

1. Based on the average daily shares outstanding. 2. Annualized. 3. Unaudited. 4. Assumes dividend reinvestment (if applicable). 5. Not annualized. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. The inception date for Class NAV shares is 10-29-05. 8. The portfolio turnover rate for the year ended
August 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

International Opportunities Fund

CLASS 1

02-28-2010[3]	11.95	(0.02)	0.23	0.21	(0.12)	—	—	(0.12)	12.04	1.69[4,5,6]	89	1.03[2]	1.03[2]	(0.37)[2]	72
08-31-2009	15.16	0.12	(3.20)	(3.08)	(0.13)	—	—	(0.13)	11.95	(20.11)[4]	29	1.03	1.03	1.20	121[9]
08-31-2008	19.32	0.24	(1.67)	(1.43)	(0.25)	(2.48)	—	(2.73)	15.16	(10.51)[4]	32	1.04	1.04	1.36	111
08-31-2007	16.13	0.25	3.19	3.44	(0.05)	(0.20)	—	(0.25)	19.32	21.48[4]	23	1.04	1.04	1.40	127
08-31-2006[7]	13.71	0.11	3.01	3.12	(0.70)	—	—	(0.70)	16.13	23.36[4,5,8]	9	1.07[2]	1.07[2]	0.78[2]	99

CLASS NAV

02-28-2010[3]	11.97	(0.01)	0.23	0.22	(0.12)	—	—	(0.12)	12.07	1.81[4,5,6]	782	0.98[2]	0.98[2]	(0.21)[2]	72
08-31-2009	15.19	0.13	(3.21)	(3.08)	(0.14)	—	—	(0.14)	11.97	(20.06)[4]	708	0.98	0.98	1.26	121[9]
08-31-2008	19.36	0.25	(1.68)	(1.43)	(0.26)	(2.48)	—	(2.74)	15.19	(10.50)[4]	844	0.99	0.99	1.38	111
08-31-2007	16.16	0.24	3.21	3.45	(0.05)	(0.20)	—	(0.25)	19.36	21.51[4]	764	0.99	0.99	1.34	127
08-31-2006[7]	13.72	0.10	3.04	3.14	(0.70)	—	—	(0.70)	16.16	23.51[4,5,8]	552	1.02[2]	1.02[2]	0.73[2]	99

1. Based on the average daily shares outstanding. 2. Annualized. 3. Unaudited. 4. Assumes dividend reinvestment (if applicable). 5. Not annualized. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. The inception date for Class 1 and Class NAV shares is 10-15-05. 8. The Adviser/Subadviser voluntarily reimbursed Class 1 and Class NAV $11,316 and $3,937,220, respectively, for a potential lost investment opportunity. Excluding these reimbursements, the total return would have been
23.19% for Class 1 and 22.62% for Class NAV. 9. The portfolio turnover rate for the year ended August 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

International Small Cap Fund

CLASS 1

02-28-2010[3]	12.15	—[4]	0.94	0.94	(0.21)	—	—	(0.21)	12.88	7.70[5,6,7]	128	1.23[2]	1.23[2]	(0.04)[2]	9
08-31-2009	15.71	0.20	(2.43)	(2.23)	(0.16)	(1.17)	—	(1.33)	12.15	(9.88)[5]	116	1.23	1.23	2.16	49[9]
08-31-2008	24.53	0.31	(5.42)	(5.11)	(0.63)	(3.08)	—	(3.71)	15.71	(23.67)[5]	47	1.18	1.18	1.61	29
08-31-2007	20.95	0.28	6.44	6.72	(0.28)	(2.86)	—	(3.14)	24.53	34.99[5]	81	1.16	1.16	1.24	26
08-31-2006[8]	18.48	0.27	2.24	2.51	(0.04)	—	—	(0.04)	20.95	13.58[5,6]	37	1.18[2]	1.18[2]	1.55[2]	89

CLASS NAV

02-28-2010[3]	12.14	—[4]	0.96	0.96	(0.22)	—	—	(0.22)	12.88	7.83[5,6,7]	123	1.18[2]	1.18[2]	0.04[2]	9
08-31-2009	15.72	0.23	(2.48)	(2.25)	(0.16)	(1.17)	—	(1.33)	12.14	(9.94)[5]	120	1.18	1.18	2.43	49[9]
08-31-2008	24.53	0.34	(5.42)	(5.08)	(0.65)	(3.08)	—	(3.73)	15.72	(23.58)[5]	295	1.13	1.13	1.79	29
08-31-2007	20.95	0.26	6.46	6.72	(0.28)	(2.86)	—	(3.14)	24.53	35.01[5]	376	1.11	1.11	1.16	26
08-31-2006[8]	18.45	0.25	2.29	2.54	(0.04)	—	—	(0.04)	20.95	13.80[5,6]	359	1.13[2]	1.13[2]	1.43[2]	89

1. Based on the average daily shares outstanding. 2. Annualized. 3. Unaudited. 4. Less than $0.005 per share. 5. Assumes dividend reinvestment (if applicable). 6. Not annualized.
7. Total returns would have been lower had certain expenses not been reduced during the periods shown. 8. The inception date for Class 1 and Class NAV shares is 10-15-05. 9. The portfolio turnover rate for the year ended August 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

International Small Company Fund

CLASS NAV

02-28-2010[2]	7.11	0.01	0.26	0.27	(0.31)	—	—	(0.31)	7.07	3.72[4,5,6]	125	1.12[3]	1.12[3]	0.26[3]	8
08-31-2009	8.49	0.11	(1.24)	(1.13)	(0.10)	(0.15)	—	(0.25)	7.11	(12.23)[4]	125	1.09	1.09	2.03	21[8]
08-31-2008	11.53	0.16	(2.19)	(2.03)	(0.15)	(0.86)	—	(1.01)	8.49	(19.32)[4]	404	1.10	1.10	1.66	11
08-31-2007	9.33	0.12	2.14	2.26	(0.06)	—	—	(0.06)	11.53	24.30[4]	250	1.11	1.11	1.06	32
08-31-2006[7]	10.00	0.04	(0.71)	(0.67)	—	—	—	—	9.33	(6.70)[4,5]	221	1.14[3]	1.14[3]	1.37[3]	57

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Annualized. 4. Assumes dividend reinvestment (if applicable). 5. Not annualized. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. The inception date for Class NAV shares is 4-28-06. 8. The portfolio turnover rate for the year ended August 31,
2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

The accompanying notes are an integral part of the financial statements.	326

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-									Expenses	Expenses
			ized and								Net	before	including
	Net asset	Net	unrealized	Total from					Net asset		assets,	reductions	reductions
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	end of	and	and	Net	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	period	amounts	amounts	investment	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	(in millions)	recaptured	recaptured	income	(%)

International Value Fund

CLASS 1

02-28-2010[2]	12.99	0.04	0.22	0.26	(0.26)	—	—	(0.26)	12.99	1.94[3,4,5]	285	0.96[6]	0.94[6]	0.60[6]	8
08-31-2009	15.68	0.29	(2.09)	(1.80)	(0.51)	(0.38)	—	(0.89)	12.99	(9.96)[3,4]	294	0.98	0.96	2.69	26[8]
08-31-2008	19.73	0.55	(3.25)	(2.70)	(0.36)	(0.99)	—	(1.35)	15.68	(15.08)[3,4]	372	0.99	0.98	3.07	21
08-31-2007	17.91	0.45	2.93	3.38	(0.46)	(1.10)	—	(1.56)	19.73	19.45[3,4]	162	1.00	0.98	2.32	24
08-31-2006[7]	15.20	0.46	2.30	2.76	(0.05)	—	—	(0.05)	17.91	18.22[3,4,5]	134	1.01[6]	0.99[6]	3.17[6]	59

CLASS NAV

02-28-2010[2]	12.96	0.04	0.23	0.27	(0.27)	—	—	(0.27)	12.96	1.98[3,4,5]	910	0.91[6]	0.89[6]	0.64[6]	8
08-31-2009	15.64	0.30	(2.08)	(1.78)	(0.52)	(0.38)	—	(0.90)	12.96	(9.85)[3,4]	854	0.93	0.91	2.78	26[8]
08-31-2008	19.70	0.53	(3.23)	(2.70)	(0.37)	(0.99)	—	(1.36)	15.64	(15.09)[3,4]	1,053	0.94	0.92	2.94	21
08-31-2007	17.88	0.47	2.91	3.38	(0.46)	(1.10)	—	(1.56)	19.70	19.50[3,4]	1,081	0.95	0.93	2.42	24
08-31-2006[7]	15.16	0.47	2.30	2.77	(0.05)	—	—	(0.05)	17.88	18.35[3,4,5]	836	0.96[6]	0.94[6]	3.21[6]	59

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Assumes dividend reinvestment (if applicable). 5. Not annualized. 6. Annualized. 7. The inception date for Class 1 and Class NAV shares is 10-15-05. 8. The portfolio turnover rate for the year ended August 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

Investment Quality Bond Fund

CLASS 1

02-28-2010[3]	11.87	0.24	0.25	0.49	(0.32)	—	—	(0.32)	12.04	4.20[4,5,6]	68	0.71[2]	0.71[2]	4.08[2]	8
08-31-2009	11.62	0.49	0.40	0.89	(0.60)	(0.04)	—	(0.64)	11.87	8.16[4]	64	0.75	0.75	4.45	35
08-31-2008	11.70	0.54	(0.02)	0.52	(0.60)	—	—	(0.60)	11.62	4.52[4]	54	0.76	0.76	4.61	81
08-31-2007	11.76	0.56	(0.04)	0.52	(0.58)	—[7]	—	(0.58)	11.70	4.49[4]	43	0.78	0.78	4.77	37
08-31-2006[8]	11.84	0.46	(0.16)	0.30	(0.38)	—	—	(0.38)	11.76	2.64[4,6]	35	0.84[2]	0.84[2]	4.42[2]	35

CLASS NAV

02-28-2010[3]	11.86	0.24	0.26	0.50	(0.33)	—	—	(0.33)	12.03	4.23[4,5,6]	133	0.66[2]	0.66[2]	4.13[2]	8
08-31-2009	11.61	0.50	0.39	0.89	(0.60)	(0.04)	—	(0.64)	11.86	8.23[4]	122	0.70	0.70	4.47	35
08-31-2008	11.69	0.55	(0.02)	0.53	(0.61)	—	—	(0.61)	11.61	4.57[4]	149	0.71	0.71	4.66	81
08-31-2007	11.75	0.56	(0.04)	0.52	(0.58)	—[7]	—	(0.58)	11.69	4.56[4]	123	0.73	0.73	4.83	37
08-31-2006[8]	11.83	0.46	(0.16)	0.30	(0.38)	—	—	(0.38)	11.75	2.68[4,6]	93	0.79[2]	0.79[2]	4.51[2]	35

1. Based on the average daily shares outstanding. 2. Annualized. 3. Unaudited. 4. Assumes dividend reinvestment (if applicable). 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Not annualized. 7. Less than $0.005 per share. 8. The inception date for Class 1 and Class NAV shares is 10-15-05.

Large Cap Fund

CLASS 1

02-28-2010[2]	10.44	0.05	1.17	1.22	(0.09)	—	—	(0.09)	11.57	11.67[3,4,5]	41	0.85[6]	0.85[6]	0.98[6]	27
08-31-2009	13.69	0.12	(3.13)	(3.01)	(0.24)	—	—	(0.24)	10.44	(21.66)[3]	21	0.86	0.86	1.33	99[8]
08-31-2008	16.12	0.18	(2.06)	(1.88)	(0.14)	(0.41)	—	(0.55)	13.69	(12.04)[3]	26	0.80	0.80	1.20	55
08-31-2007	14.67	0.19	1.78	1.97	(0.13)	(0.39)	—	(0.52)	16.12	13.59[3]	31	0.81	0.81	1.15	29
08-31-2006[7]	13.26	0.11	1.31	1.42	(0.01)	—	—	(0.01)	14.67	10.73[3,4]	2	0.93[6]	0.93[6]	0.86[6]	24

CLASS NAV

02-28-2010[2]	10.44	0.05	1.16	1.21	(0.09)	—	—	(0.09)	11.56	11.62[3,4,5]	229	0.80[6]	0.80[6]	0.96[6]	27
08-31-2009	13.70	0.13	(3.14)	(3.01)	(0.25)	—	—	(0.25)	10.44	(21.65)[3]	206	0.81	0.81	1.36	99[8]
08-31-2008	16.13	0.18	(2.05)	(1.87)	(0.15)	(0.41)	—	(0.56)	13.70	(11.99)[3]	363	0.75	0.75	1.26	55
08-31-2007	14.67	0.18	1.80	1.98	(0.13)	(0.39)	—	(0.52)	16.13	13.67[3]	348	0.76	0.76	1.11	29
08-31-2006[7]	13.26	0.12	1.31	1.43	(0.02)	—	—	(0.02)	14.67	10.79[3,4]	192	0.88[6]	0.88[6]	0.95[6]	24

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Assumes dividend reinvestment (if applicable). 4. Not annualized. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Annualized. 7. The inception date for Class 1 and Class NAV shares is 10-15-05. 8. The portfolio turnover rate for the year ended
August 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

The accompanying notes are an integral part of the financial statements.	327

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-									Expenses	Expenses
			ized and								Net	before	including
	Net asset	Net	unrealized	Total from					Net asset		assets,	reductions	reductions
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	end of	and	and	Net	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	period	amounts	amounts	investment	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	(in millions)	recaptured	recaptured	income	(%)

Large Cap Value Fund

CLASS 1

02-28-2010[3]	16.00	0.08	1.01	1.09	(0.24)	—	—	(0.24)	16.85	6.77[4,5,6]	81	0.90[2]	0.90[2]	0.99[2]	57
08-31-2009	21.99	0.28	(6.00)	(5.72)	(0.27)	—	—	(0.27)	16.00	(25.96)[4]	84	0.91	0.91	1.82	168[8]
08-31-2008	25.90	0.26	(3.30)	(3.04)	(0.22)	(0.65)	—	(0.87)	21.99	(12.16)[4]	109	0.88	0.88	1.08	62
08-31-2007	22.97	0.24	2.83	3.07	(0.14)	—	—	(0.14)	25.90	13.39[4]	130	0.91	0.91	0.96	63
08-31-2006[7]	20.31	0.23	2.48	2.71	(0.05)	—	—	(0.05)	22.97	13.33[4,5]	105	0.98[2]	0.98[2]	1.24[2]	54

CLASS NAV

02-28-2010[3]	16.03	0.09	1.00	1.09	(0.24)	—	—	(0.24)	16.88	6.81[4,5,6]	489	0.85[2]	0.85[2]	1.05[2]	57
08-31-2009	22.03	0.28	(5.99)	(5.71)	(0.29)	—	—	(0.29)	16.03	(25.90)[4]	433	0.86	0.86	1.80	168[8]
08-31-2008	25.95	0.28	(3.31)	(3.03)	(0.24)	(0.65)	—	(0.89)	22.03	(12.13)[4]	621	0.83	0.83	1.18	62
08-31-2007	23.01	0.26	2.82	3.08	(0.14)	—	—	(0.14)	25.95	13.42[4]	412	0.86	0.86	1.00	63
08-31-2006[7]	20.33	0.17	2.56	2.73	(0.05)	—	—	(0.05)	23.01	13.43[4,5]	234	0.89[2]	0.89[2]	0.89[2]	54

1. Based on the average daily shares outstanding. 2. Annualized. 3. Unaudited. 4. Assumes dividend reinvestment (if applicable). 5. Not annualized. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. The inception date for Class 1 and Class NAV shares is 10-15-05. 8. The portfolio turnover rate for the year ended August 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

Mid Cap Index Fund

CLASS NAV

02-28-2010[3]	14.53	0.10	1.83	1.93	(0.16)	—	—	(0.16)	16.30	13.34[4,5,6]	569	0.49[2]	0.49[2]	1.23[2]	10
08-31-2009	18.37	0.17	(3.69)	(3.52)	(0.13)	(0.19)	—	(0.32)	14.53	(18.69)[4]	506	0.50	0.50	1.36	28[9]
08-31-2008	21.18	0.18	(1.05)	(0.87)	(0.26)	(1.68)	—	(1.94)	18.37	(4.61)[4]	332	0.49	0.49	0.93	48
08-31-2007	18.37	0.27[7]	2.65	2.92	(0.08)	(0.03)	—	(0.11)	21.18	15.93[4]	428	0.51	0.51	1.32[7]	64
08-31-2006[8]	16.85	0.17	1.38	1.55	(0.03)	—	—	(0.03)	18.37	9.20[4,5,6]	172	0.56[2]	0.56[2]	1.14[2]	10

1. Based on the average daily shares outstanding. 2. Annualized. 3. Unaudited. 4. Assumes dividend reinvestment (if applicable). 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Not annualized. 7. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects special dividends received by the Fund which amounted to the following amounts:
												Percentage of average
							Per share					net assets

Class NAV							$0.06					0.28%
8. The inception date for Class NAV shares is 10-29-05. 9. The portfolio turnover rate for the year ended August 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

Mid Cap Stock Fund

CLASS 1

02-28-2010[3]	12.45	(0.02)	1.83	1.81	—	—	—	—	14.26	14.54[4,5,6]	293	0.93[2]	0.93[2]	(0.29)[2]	71
08-31-2009	16.90	—[7]	(4.45)	(4.45)	—	—	—	—	12.45	(26.33)[4]	266	0.94	0.94	0.01	159[10]
08-31-2008	19.00	(0.03)	(0.74)	(0.77)	—	(1.33)	—	(1.33)	16.90	(4.91)[4]	379	0.93	0.93	(0.16)	125
08-31-2007	15.81	0.03[8]	3.96	3.99	(0.06)	(0.74)	—	(0.80)	19.00	25.91[4]	136	0.93	0.93	0.18[8]	114
08-31-2006[9]	13.86	(0.04)	2.01	1.97	—	(0.02)	—	(0.02)	15.81	14.20[4,5,10]	107	0.96[2]	0.96[2]	(0.30)[2]	104

CLASS NAV

02-28-2010[3]	12.47	(0.02)	1.84	1.82	—[7]	—	—	—[7]	14.29	14.61[4,5,6]	512	0.88[2]	0.88[2]	(0.23)[2]	71
08-31-2009	16.93	—[7]	(4.46)	(4.46)	—[7]	—	—	—[7]	12.47	(26.30)[4]	447	0.89	0.89	0.04	159[10]
08-31-2008	19.03	(0.01)	(0.76)	(0.77)	—[7]	(1.33)	—	(1.33)	16.93	(4.90)[4]	348	0.88	0.88	(0.08)	125
08-31-2007	15.83	0.03[8]	3.97	4.00	(0.06)	(0.74)	—	(0.80)	19.03	25.95[4]	366	0.88	0.88	0.19[8]	114
08-31-2006[9]	13.87	(0.04)	2.02	1.98	—	(0.02)	—	(0.02)	15.83	14.27[4,5,10]	194	0.91[2]	0.91[2]	(0.26)[2]	104

1. Based on the average daily shares outstanding. 2. Annualized. 3. Unaudited. 4. Assumes dividend reinvestment (if applicable). 5. Not annualized. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Less than $0.005 per share. 8. Net investment income (loss) per share and ratio of net investment income (loss)
to average net assets reflects special dividends received by the Fund which amounted to the following amounts:
												Percentage of average
							Per share					net assets

Class 1							$0.07					0.42%
Class NAV							$0.06					0.35%
9. The inception date for Class 1 and Class NAV shares is 10-15-05. 10. The Adviser/Subadviser voluntarily paid Class 1 and Class NAV $510,149 and $847,342, respectively, for a potential lost investment opportunity. Excluding these payments, the total return would have been 13.67% for Class 1 and 13.77% for Class NAV. 10. The portfolio turnover rate for the year ended August 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

The accompanying notes are an integral part of the financial statements.	328

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-									Expenses	Expenses
			ized and								Net	before	including
	Net asset	Net	unrealized	Total from					Net asset		assets,	reductions	reductions
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	end of	and	and	Net	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	period	amounts	amounts	investment	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	(in millions)	recaptured	recaptured	income	(%)

Mid Cap Value Equity Fund

CLASS NAV

02-28-2010[3]	7.38	0.04	0.90	0.94	(0.08)	—	—	(0.08)	8.24	12.77[4,5,6]	181	0.92[2]	0.92[2]	1.11[2]	25
08-31-2009	9.86	0.10	(2.30)	(2.20)	(0.08)	(0.20)	—	(0.28)	7.38	(21.56)[4]	162	0.95	0.95	1.61	37[8]
08-31-2008	11.42	0.07	(1.31)	(1.24)	(0.11)	(0.21)	—	(0.32)	9.86	(11.17)[4]	91	0.97	0.97	0.69	53
08-31-2007	9.65	0.13	1.70	1.83	(0.06)	—	—	(0.06)	11.42	18.99[4]	129	0.94	0.94	1.22	26
08-31-2006[7]	10.00	0.03	(0.38)	(0.35)	—	—	—	—	9.65	(3.50)[4,6]	98	1.02[2]	1.02[2]	0.79[2]	24

1. Based on the average daily shares outstanding. 2. Annualized. 3. Unaudited. 4. Assumes dividend reinvestment (if applicable). 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Not annualized. 7. The inception date for Class NAV shares is 4-28-06. 8. The portfolio turnover rate for the year ended
August 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

Mid Value Fund

CLASS NAV

02-28-2010[2]	12.61	0.05	1.39	1.44	(0.08)	(0.36)	—	(0.44)	13.61	11.37[3,4,5]	336	1.05[6]	1.00[6]	0.74[6]	24
08-31-2009[7]	10.00	0.05	2.56	2.61	—	—	—	—	12.61	26.10[3,4,5]	301	1.10[6]	1.05[6]	0.64[6]	30

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Assumes dividend reinvestment (if applicable). 4. Not annualized. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Annualized. 7. The inception date for Class NAV shares is 1-2-09.

Optimized Value Fund

CLASS 1

02-28-2010[8]	9.76	0.07	0.73	0.80	(0.20)	—	—	(0.20)	10.36	8.20[3,4,5]	47	0.81[2]	0.81[2]	1.40[2]	63
08-31-2009	12.98	0.18	(3.12)	(2.94)	(0.28)	—	—	(0.28)	9.76	(22.32)[3]	48	0.79	0.79	2.05	144[9]
08-31-2008	17.55	0.24	(3.32)	(3.08)	(0.27)	(1.22)	—	(1.49)	12.98	(18.77)[3]	69	0.73	0.73	1.63	159
08-31-2007	16.56	0.31	1.68	1.99	(0.20)	(0.80)	—	(1.00)	17.55	12.12[3]	106	0.74	0.74	1.75	169
08-31-2006[6]	14.09	0.22	2.31	2.53	(0.06)	—[7]	—	(0.06)	16.56	17.98[3,4]	96	0.79[2]	0.79[2]	1.62[2]	127

CLASS NAV

02-28-2010[8]	9.77	0.07	0.73	0.80	(0.21)	—	—	(0.21)	10.36	8.14[3,4,5]	275	0.76[2]	0.76[2]	1.45[2]	63
08-31-2009	12.98	0.19	(3.11)	(2.92)	(0.29)	—	—	(0.29)	9.77	(22.19)[3]	248	0.73	0.73	2.18	144[9]
08-31-2008	17.57	0.25	(3.34)	(3.09)	(0.28)	(1.22)	—	(1.50)	12.98	(18.82)[3]	694	0.69	0.69	1.69	159
08-31-2007	16.56	0.32	1.69	2.01	(0.20)	(0.80)	—	(1.00)	17.57	12.26[3]	680	0.69	0.69	1.81	169
08-31-2006[6]	14.09	0.24	2.29	2.53	(0.06)	—[7]	—	(0.06)	16.56	17.98[3,4]	362	0.74[2]	0.74[2]	1.73[2]	127

1. Based on the average daily shares outstanding. 2. Annualized. 3. Assumes dividend reinvestment (if applicable). 4. Not annualized. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. The inception date for Class 1 and Class NAV shares is 10-15-05. 7. Less than $0.005 per share. 8. Unaudited. 9. The portfolio turnover rate for the year ended August 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

Real Estate Equity Fund

CLASS NAV

02-28-2010[3]	5.35	0.09	0.82	0.91	(0.16)	—	—	(0.16)	6.10	17.04[4,5,6]	234	0.92[2]	0.89[2]	3.17[2]	17
08-31-2009	8.52	0.18	(3.15)	(2.97)	(0.19)	(0.01)	—	(0.20)	5.35	(34.63)[4,5]	209	0.93	0.90	3.81	75[9]
08-31-2008	10.82	0.20	(1.24)	(1.04)	(0.12)	(1.14)	—	(1.26)	8.52	(9.91)[4,5]	264	0.91	0.87	2.20	27
08-31-2007	10.99	0.28	(0.12)[7]	0.16	(0.17)	(0.16)	—	(0.33)	10.82	1.28[4,5]	254	0.90	0.87	2.41	55
08-31-2006[8]	10.00	0.08	0.91	0.99	—	—	—	—	10.99	9.90[4,5,6]	275	0.92[2]	0.90[2]	2.29[2]	50

1. Based on the average daily shares outstanding. 2. Annualized. 3. Unaudited. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown.
5. Assumes dividend reinvestment (if applicable). 6. Not annualized. 7. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. 8. The inception date for Class NAV shares is
4-28-06. 9. The portfolio turnover rate for the year ended August 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

Real Estate Securities Fund

CLASS 1

02-28-2010[3]	8.72	0.17	1.30	1.47	(0.13)	—	—	(0.13)	10.06	16.86[4,5,6]	289	0.80[2]	0.80[2]	3.60[2]	43
08-31-2009	13.60	0.26	(4.79)	(4.53)	(0.26)	(0.09)	—	(0.35)	8.72	(33.01)[4]	75	0.84	0.84	3.30	119[8]
08-31-2008	17.80	0.32	(1.57)	(1.25)	(0.30)	(2.65)	—	(2.95)	13.60	(7.58)[4]	113	0.82	0.82	2.18	74
08-31-2007	29.94	0.50	1.52	2.02	(0.93)	(13.23)	—	(14.16)	17.80	4.30[4]	145	0.80	0.80	2.25	87
08-31-2006[7]	23.03	0.64	6.46	7.10	(0.16)	(0.03)	—	(0.19)	29.94	30.96[4,5]	171	0.82[2]	0.82[2]	2.76[2]	199

1. Based on the average daily shares outstanding. 2. Annualized. 3. Unaudited. 4. Assumes dividend reinvestment (if applicable). 5. Not annualized. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. The inception date for Class 1 shares is 10-15-05. 8. The portfolio turnover rate for the year ended August 31,
2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

The accompanying notes are an integral part of the financial statements.	329

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-									Expenses	Expenses
			ized and								Net	before	including
	Net asset	Net	unrealized	Total from					Net asset		assets,	reductions	reductions
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	end of	and	and	Net	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	period	amounts	amounts	investment	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	(in millions)	recaptured	recaptured	income	(%)

Real Return Bond Fund

CLASS 1

02-28-2010[3]	12.10	0.09	0.52	0.61	(0.25)	—	—	(0.25)	12.46	5.06[4,5,7]	76	0.77[2]	0.77[2]	1.39[2]	153
08-31-2009	14.15	0.42	(0.55)	(0.13)	(0.42)	(1.50)	—	(1.92)	12.10	0.99[4]	60	0.79	0.79	3.59	628[6,10]
08-31-2008	13.17	0.60	1.03	1.63	(0.65)	—	—	(0.65)	14.15	12.64[4]	46	0.80	0.80	4.26	992[6]
08-31-2007	13.41	0.55	(0.29)	0.26	(0.46)	(0.04)	—	(0.50)	13.17	1.97[4,7]	19	0.79	0.79	4.16	197[6]
08-31-2006[8]	13.52	0.53	(0.24)	0.29	(0.40)	—[9]	—	(0.40)	13.41	2.27[4,5]	17	0.80[2]	0.80[2]	4.52[2]	216

CLASS NAV

02-28-2010[3]	11.99	0.09	0.52	0.61	(0.25)	—	—	(0.25)	12.35	5.13[4,5,7]	1,209	0.72[2]	0.72[2]	1.44[2]	153
08-31-2009	14.03	0.43	(0.55)	(0.12)	(0.42)	(1.50)	—	(1.92)	11.99	1.11[4]	1,058	0.74	0.74	3.72	628[6,10]
08-31-2008	13.07	0.60	1.02	1.62	(0.66)	—	—	(0.66)	14.03	12.63[4]	819	0.75	0.75	4.30	992[6]
08-31-2007	13.32	0.59	(0.34)	0.25	(0.46)	(0.04)	—	(0.50)	13.07	1.95[4,7]	951	0.74	0.74	4.53	197[6]
08-31-2006[8]	13.43	0.55	(0.26)	0.29	(0.40)	—[9]	—	(0.40)	13.32	2.32[4,5]	684	0.75[2]	0.75[2]	4.75[2]	216

1. Based on the average daily shares outstanding. 2. Annualized. 3. Unaudited. 4. Assumes dividend reinvestment (if applicable). 5. Not annualized. 6. The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows: 772% for the year ended 8-31-2009, 1,192% for the year ended 8-31-2008 and 230% for the year ended 8-31-2007. The year ended 8-31-2006 includes the effect of TBA transactions. 7. Total returns would have been lower had certain expenses not been reduced during the periods shown. 8. The inception date for Class 1 and Class NAV shares is 10-15-05. 9. Less than $0.005 per share. 10. The portfolio turnover rate for the year ended August 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

Short Term Government Income Fund

CLASS NAV

02-28-2010[3]	10.14	0.06	0.13	0.19	(0.15)	(0.02)	—	(0.17)	10.16	1.80[4,5,6]	33	0.81[2]	0.65[2]	1.11[2]	64
08-31-2009[7]	10.00	0.13	0.01	0.14	—	—	—	—	10.14	1.40[4,5]	25	1.21[2]	0.65[2]	2.02[2]	177

1. Based on the average daily shares outstanding. 2. Annualized. 3. Unaudited. 4. Not annualized. 5. Assumes dividend reinvestment (if applicable). 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. The inception date for Class NAV shares is 1-2-09.

Small Cap Growth Fund

CLASS NAV

02-28-2010[3]	8.38	(0.04)	1.12	1.08	—	—	—	—	9.46	12.89[4,5,7]	124	1.13[2]	1.13[2]	(0.82)[2]	63
08-31-2009[6]	10.00	(0.04)	(1.58)	(1.62)	—	—	—	—	8.38	(16.20)[4,7]	122	1.18[2]	1.18[2]	(0.59)[2]	214

1. Based on the average daily shares outstanding. 2. Annualized. 3. Unaudited. 4. Not annualized. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. The inception date for Class NAV shares is 9-9-08. 7. Assumes dividend reinvestment (if applicable).

Small Cap Index Fund

CLASS NAV

02-28-2010[3]	9.88	0.05	0.97	1.02	(0.13)	—	—	(0.13)	10.77	10.34[4,5,6]	120	0.53[2]	0.53[2]	1.00[2]	7
08-31-2009	12.96	0.11	(2.95)	(2.84)	(0.09)	(0.15)	—	(0.24)	9.88	(21.60)[4]	100	0.55	0.55	1.33	96[8]
08-31-2008	17.03	0.19	(1.04)	(0.85)	(0.30)	(2.92)	—	(3.22)	12.96	(5.60)[4,5]	125	0.56	0.56	1.39	86
08-31-2007	15.95	0.20	1.50	1.70	(0.13)	(0.49)	—	(0.62)	17.03	10.70[4,5]	89	0.54	0.54	1.19	40
08-31-2006[7]	14.05	0.12	1.80	1.92	(0.02)	—	—	(0.02)	15.95	13.69[4,5,6]	125	0.58[2]	0.56[2]	0.92[2]	40

1. Based on the average daily shares outstanding. 2. Annualized. 3. Unaudited. 4. Assumes dividend reinvestment (if applicable). 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Not annualized. 7. The inception date for Class NAV shares is 10-29-05. 8. The portfolio turnover rate for the year ended
August 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

Small Cap Opportunities Fund

CLASS 1

02-28-2010[3]	15.14	(0.01)	1.74	1.73	(0.03)	—	—	(0.03)	16.84	11.40[4,5,6]	47	1.12[2]	1.04[2,7]	(0.07)[2]	19
08-31-2009	18.87	0.06	(3.57)	(3.51)	(0.22)	—	—	(0.22)	15.14	(18.28)[4,5]	45	1.21	1.16[7]	0.49	98[10]
08-31-2008	23.45	0.35	(4.53)	(4.18)	(0.33)	(0.07)	—	(0.40)	18.87	(18.09)[4,5]	25	1.11	1.11	1.62	81
08-31-2007	23.24	0.32	0.83	1.15	(0.31)	(0.63)	—	(0.94)	23.45	4.85[4,5]	35	1.09	1.09	1.32	48
08-31-2006[8]	21.36	0.21	1.72	1.93	(0.05)	—[9]	—	(0.05)	23.24	9.04[4,5,6]	30	1.10[2]	1.10[2]	1.01[2]	59

CLASS NAV

02-28-2010[3]	15.07	—[9]	1.71	1.71	(0.03)	—	—	(0.03)	16.75	11.37[4,5,6]	59	1.07[2]	0.99[2,7]	(0.01)[7]	19
08-31-2009	18.79	0.09	(3.58)	(3.49)	(0.23)	—	—	(0.23)	15.07	(18.24)[4,5]	54	1.16	1.11[7]	0.68	98[10]
08-31-2008	23.35	0.47	(4.62)	(4.15)	(0.34)	(0.07)	—	(0.41)	18.79	(18.04)[4,5]	97	1.06	1.06	1.68	81
08-31-2007	23.14	0.34	0.81	1.15	(0.31)	(0.63)	—	(0.94)	23.35	4.88[4,5]	194	1.04	1.04	1.37	48
08-31-2006[8]	21.26	0.22	1.71	1.93	(0.05)	—[9]	—	(0.05)	23.14	9.09[4,5,6]	217	1.05[2]	1.05[2]	1.05[2]	59

1. Based on the average daily shares outstanding. 2. Annualized. 3. Unaudited. 4. Assumes dividend reinvestment (if applicable). 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Not annualized. 7. The Adviser has agreed to waive or reimburse expenses, as detailed in the accompanying notes to the financial statements, which are subject to possible recapture by the Investment Adviser within three years of being incurred. See Note 6. 8. The inception date for Class 1 and Class NAV shares is
10-15-05. 9. Less than $0.005 per share. 10. The portfolio turnover rate for the year ended August 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

The accompanying notes are an integral part of the financial statements.	330

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-									Expenses	Expenses
			ized and								Net	before	including
	Net asset	Net	unrealized	Total from					Net asset		assets,	reductions	reductions
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	end of	and	and	Net	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	period	amounts	amounts	investment	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	(in millions)	recaptured	recaptured	income	(%)

Small Cap Value Fund

CLASS NAV

02-28-2010[3]	12.50	0.04	1.70	1.74	(0.06)	(0.18)	—	(0.24)	14.00	14.00[4,5,6]	90	1.14[2]	1.13[2]	0.63[2]	14
08-31-2009[7]	10.00	0.03	2.47	2.50	—	—	—	—	12.50	25.004,.6	79	1.32[2]	1.32[2]	0.33[2]	9

1. Based on the average daily shares outstanding. 2. Annualized. 3. Unaudited. 4. Assumes dividend reinvestment (if applicable). 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Not annualized. 7. The inception date for Class NAV shares is 12-16-08.

Small Company Growth Fund

CLASS NAV

02-28-2010[2]	9.51	—[4]	1.00	1.00	(0.01)	—	—	(0.01)	10.50	10.52[5,6,7]	141	1.11[3]	1.11[3]	(0.08)[3]	16
08-31-2009	11.95	(0.02)	(2.42)	(2.44)	—	—	—	—	9.51	(20.42)[6]	122	1.13	1.13	(0.24)	58[9]
08-31-2008	13.09	(0.07)	(0.77)	(0.84)	—	(0.30)	—	(0.30)	11.95	(6.57)[6]	169	1.10	1.10	(0.54)	38
08-31-2007	11.09	(0.09)	2.29	2.20	—	(0.20)	—	(0.20)	13.09	20.04[6]	208	1.11	1.11	(0.68)	39
08-31-2006[8]	10.00	(0.08)	1.17	1.09	—	—	—	—	11.09	10.90[5,6]	74	1.16[3]	1.16[3]	(0.83)[3]	49

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Annualized. 4. Less than $0.005 per share. 5. Not annualized. 6. Assumes dividend reinvestment (if applicable).
7. Total returns would have been lower had certain expenses not been reduced during the periods shown. 8. The inception date for Class NAV shares is 10-29-05. 9. The portfolio turnover rate for the year ended August 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

Small Company Value Fund

CLASS 1

02-28-2010[3]	19.71	0.05	1.82	1.87	(0.19)	—	—	(0.19)	21.39	9.49[4,5,6]	106	1.13[2]	1.08[2]	0.47[2]	11
08-31-2009	24.91	0.13	(4.83)	(4.70)	(0.13)	(0.37)	—	(0.50)	19.71	(18.47)[4,5]	101	1.13	1.08	0.77	23[8]
08-31-2008	25.81	0.13	0.12	0.25	(0.04)	(1.11)	—	(1.15)	24.91	1.15[4,5]	134	1.12	1.07	0.52	22
08-31-2007	23.66	0.05	2.54	2.59	(0.07)	(0.37)	—	(0.44)	25.81	10.98[4,5]	144	1.11	1.06	0.20	18
08-31-2006[7]	21.09	0.10	2.52	2.62	(0.05)	—	—	(0.05)	23.66	12.41[4,5,6]	149	1.12[2]	1.10[2]	0.46[2]	12

CLASS NAV

02-28-2010[3]	19.69	0.05	1.82	1.87	(0.19)	—	—	(0.19)	21.37	9.54[4,5,6]	292	1.08[2]	1.03[2]	0.52[2]	11
08-31-2009	24.89	0.14	(4.83)	(4.69)	(0.14)	(0.37)	—	(0.51)	19.69	(18.43)[4,5]	262	1.08	1.03	0.84	23[8]
08-31-2008	25.79	0.14	0.12	0.26	(0.05)	(1.11)	—	(1.16)	24.89	1.20[4,5]	418	1.07	1.02	0.58	22
08-31-2007	23.63	0.06	2.54	2.60	(0.07)	(0.37)	—	(0.44)	25.79	11.04[4,5]	319	1.06	1.01	0.25	18
08-31-2006[7]	21.06	0.11	2.51	2.62	(0.05)	—	—	(0.05)	23.63	12.44[4,5,6]	239	1.07[2]	1.05[2]	0.53[2]	12

1. Based on the average daily shares outstanding. 2. Annualized. 3. Unaudited. 4. Assumes dividend reinvestment (if applicable). 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Not annualized. 7. The inception date for Class 1 and Class NAV shares is 10-15-05. 8. The portfolio turnover rate for the year ended August 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

Smaller Company Growth Fund

CLASS NAV

02-28-2010[2]	10.38	(0.01)	1.21	1.20	—	—	—	—	11.58	11.56[4,5,7]	180	1.11[3]	1.00[3]	(0.27)[3]	43
08-31-2009[6]	10.00	(0.04)	0.42	0.38	—	—	—	—	10.38	3.80[4,5,7]	158	1.29[3]	1.17[3]	(0.47)[3]	69[8]

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Annualized. 4. Not annualized. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. The inception date for Class NAV shares is 10-7-08. 7. Assumes dividend reinvestment (if applicable). 8. The portfolio turnover rate for the year ended August 31,
2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

Spectrum Income Fund

CLASS NAV

02-28-2010[3]	10.00	0.24	0.35	0.59	(0.27)	—	—	(0.27)	10.32	5.99[4,5,6]	844	0.79[2]	0.77[2]	4.68[2]	44[7]
08-31-2009	10.09	0.48	0.03	0.51	(0.53)	(0.07)	—	(0.60)	10.00	5.85[4,5]	901	0.83	0.81	5.27	73[7,9]
08-31-2008	10.51	0.48	(0.26)	0.22	(0.50)	(0.14)	—	(0.64)	10.09	2.06[4,5]	1,065	0.86	0.83	4.62	67[7]
08-31-2007	10.27	0.47	0.24	0.71	(0.45)	(0.02)	—	(0.47)	10.51	7.00[4,5]	979	0.88	0.86	4.46	73[7]
08-31-2006[8]	10.00	0.35	0.19	0.54	(0.27)	—	—	(0.27)	10.27	5.47[4,5,6]	764	0.94[2]	0.93[2]	4.15[2]	123

1. Based on the average daily shares outstanding. 2. Annualized. 3. Unaudited. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown.
5. Assumes dividend reinvestment (if applicable). 6. Not annualized. 7. The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows:
61% for the period ended 2-28-2010, 111% for the year ended 8-31-2009, 114% for the year ended 8-31-2008 and 110% for the year ended 8-31-2007. 8. The inception date for Class
NAV shares is 10-29-05. 9. The portfolio turnover rate for the year ended August 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

The accompanying notes are an integral part of the financial statements.	331

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-									Expenses	Expenses
			ized and								Net	before	including
	Net asset	Net	unrealized	Total from					Net asset		assets,	reductions	reductions
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	end of	and	and	Net	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	period	amounts	amounts	investment	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	(in millions)	recaptured	recaptured	income	(%)

Strategic Bond Fund

CLASS 1

02-28-2010[3]	10.30	0.24	0.70	0.94	(0.58)	—	—	(0.58)	10.66	9.39[4,5,6]	47	0.78[2]	0.78[2]	4.56[2]	70[7]
08-31-2009	10.47	0.57	(0.17)	0.40	(0.57)	—	—	(0.57)	10.30	4.55[4]	40	0.79	0.79	6.08	69[7]
08-31-2008	11.56	0.71	(1.12)	(0.41)	(0.68)	—	—	(0.68)	10.47	(3.74)[4]	38	0.80	0.80	6.32	154[7]
08-31-2007	11.79	0.65	(0.25)	0.40	(0.63)	—[8]	—	(0.63)	11.56	3.36[4]	45	0.81	0.81	5.47	91[7]
08-31-2006[9]	11.85	0.51	(0.04)	0.47	(0.53)	—[8]	—	(0.53)	11.79	4.18[4,5]	42	0.82[2]	0.82[2]	4.88[2]	192[7]

CLASS NAV

02-28-2010[3]	10.27	0.24	0.71	0.95	(0.58)	—	—	(0.58)	10.64	9.55[4,5,6]	214	0.73[2]	0.73[2]	4.57[2]	70[7]
08-31-2009	10.45	0.57	(0.18)	0.39	(0.57)	—	—	(0.57)	10.27	4.52[4]	458	0.74	0.74	6.13	69[7]
08-31-2008	11.54	0.71	(1.12)	(0.41)	(0.68)	—	—	(0.68)	10.45	(3.70)[4]	470	0.75	0.75	6.41	154[7]
08-31-2007	11.77	0.65	(0.24)	0.41	(0.64)	—[8]	—	(0.64)	11.54	3.44[4]	424	0.76	0.76	5.54	91[7]
08-31-2006[9]	11.83	0.51	(0.04)	0.47	(0.53)	—[8]	—	(0.53)	11.77	4.22[4,5]	270	0.77[2]	0.77[2]	4.88[2]	192[7]

1. Based on the average daily shares outstanding. 2. Annualized. 3. Unaudited. 4. Assumes dividend reinvestment (if applicable). 5. Not annualized. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows: 191% for the period ended 2-28-10, 256% for the year ended 8-31-09, 394% for the year ended 8-31-08 and 442% for the year ended 8-31-07. The year ended 8-31-06 includes the effect of TBA transactions. 8. Less than $0.005 per share. 9. The inception date for Class 1 and Class NAV shares is 10-15-05.

Total Bond Market Fund

CLASS NAV

02-28-2010[3]	10.42	0.19	0.09	0.28	(0.20)	(0.16)	—	(0.36)	10.34	2.70[4,5,6]	579	0.52[2]	0.52[2]	3.65[2]	7
08-31-2009	10.07	0.39	0.34	0.73	(0.37)	(0.01)	—	(0.38)	10.42	7.43[4]	447	0.53	0.53	3.82	91
08-31-2008	10.02	0.46	0.08	0.54	(0.49)	—	—	(0.49)	10.07	5.54[4,5]	60	0.61	0.57	4.56	97
08-31-2007[7]	10.00	0.40	(0.05)	0.35	(0.33)	—	—	(0.33)	10.02	3.54[4,5,6]	54	0.62[2]	0.56[2]	4.66[2]	101

1. Based on the average daily shares outstanding. 2. Annualized. 3. Unaudited. 4. Assumes dividend reinvestment (if applicable). 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Not annualized. 7. The inception date for Class NAV shares is 10-27-06.

Total Return Fund

CLASS 1

02-28-2010[3]	14.02	0.15	0.61	0.76	(0.42)	(0.17)	—	(0.59)	14.19	5.53[4,5,6]	280	0.77[2]	0.77[2]	2.12[2]	129[7]
08-31-2009	14.11	0.50	1.05	1.55	(0.67)	(0.97)	—	(1.64)	14.02	12.65[4]	234	0.78	0.78	3.81	289[7,11]
08-31-2008	13.79	0.61	0.44	1.05	(0.68)	(0.05)	—	(0.73)	14.11	7.78[4,5]	160	0.79	0.79	4.32	121[7]
08-31-2007	13.78	0.64	(0.06)	0.58	(0.54)	(0.03)	—	(0.57)	13.79	4.26[4]	126	0.83[8,9]	0.83[8,9]	4.67	349[7]
08-31-2006[10]	13.70	0.46	(0.04)	0.42	(0.34)	—	—	(0.34)	13.78	3.14[4,6]	118	0.82[2]	0.82[2]	3.85[2]	398

CLASS NAV

02-28-2010[3]	13.99	0.15	0.60	0.75	(0.42)	(0.17)	—	(0.59)	14.15	5.50[4,5,6]	1,789	0.72[2]	0.72[2]	2.17[2]	129[7]
08-31-2009	14.08	0.52	1.04	1.56	(0.68)	(0.97)	—	(1.65)	13.99	12.75[4]	1,547	0.73	0.73	3.91	289[7,11]
08-31-2008	13.75	0.62	0.45	1.07	(0.69)	(0.05)	—	(0.74)	14.08	7.93[4,5]	1,680	0.74	0.74	4.37	121[7]
08-31-2007	13.75	0.65	(0.08)	0.57	(0.54)	(0.03)	—	(0.57)	13.75	4.26[4]	1,400	0.78[8,9]	0.78[8,9]	4.77	349[7]
08-31-2006[10]	13.67	0.47	(0.05)	0.42	(0.34)	—	—	(0.34)	13.75	3.18[4,6]	1,041	0.77[2]	0.77[2]	3.95[2]	398

1. Based on the average daily shares outstanding. 2. Annualized. 3. Unaudited. 4. Assumes dividend reinvestment (if applicable). 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Not annualized. 7. The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows: 290% for the period ended 2-28-2010, 832% for the year ended 8-31-2009, 440% for the year ended 8-31-2008 and 443% for the year ended 8-31-2007. 8. Includes interest expense on securities sold short. Excluding interest expense the ratio for Class 1 and Class NAV would have been 0.81% and 0.76%, respectively. 9. Includes interest and fees on inverse floaters. Excluding this expense the ratio for Class 1 and Class NAV would have been 0.82% and 0.77%, respectively. 10. The inception date for Class 1 and Class NAV shares is 10-15-05.
11. The portfolio turnover rate for the year ended August 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

The accompanying notes are an integral part of the financial statements.	332

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-									Expenses	Expenses
			ized and								Net	before	including
	Net asset	Net	unrealized	Total from					Net asset		assets,	reductions	reductions
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	end of	and	and	Net	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	period	amounts	amounts	investment	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	(in millions)	recaptured	recaptured	income	(%)

U.S. Government Securities Fund

CLASS 1

02-28-2010[3]	12.14	0.10	0.52	0.62	(0.21)	(0.20)	—	(0.41)	12.35	5.17[4,5]	48	0.74[2]	0.74[2]	1.60[2]	57[6]
08-31-2009	12.67	0.34	0.49	0.83	(0.42)	(0.94)	—	(1.36)	12.14	7.27[4]	47	0.76	0.76	2.84	93[6,9]
08-31-2008	13.43	0.51	(0.72)	(0.21)	(0.55)	—	—	(0.55)	12.67	(1.67)[4]	41	0.77	0.77	3.86	50[6]
08-31-2007	13.59	0.62	(0.14)	0.48	(0.62)	(0.02)	—	(0.64)	13.43	3.62[4]	43	0.76	0.76	4.54	59[6]
08-31-2006[7]	13.54	0.44	(0.07)	0.37	(0.32)	—[8]	—	(0.32)	13.59	2.87[4,5]	43	0.78[2]	0.78[2]	3.67[2]	100

CLASS NAV

02-28-2010[3]	12.11	0.10	0.51	0.61	(0.21)	(0.20)	—	(0.41)	12.31	5.12[4,5]	107	0.69[2]	0.69[2]	1.62[2]	57[6]
08-31-2009	12.64	0.35	0.48	0.83	(0.42)	(0.94)	—	(1.36)	12.11	7.35[4]	94	0.71	0.71	2.93	93[6,9]
08-31-2008	13.40	0.51	(0.71)	(0.20)	(0.56)	—	—	(0.56)	12.64	(1.62)[4]	159	0.72	0.72	3.90	50[6]
08-31-2007	13.56	0.62	(0.13)	0.49	(0.63)	(0.02)	—	(0.65)	13.40	3.69[4]	154	0.71	0.71	4.58	59[6]
08-31-2006[7]	13.51	0.44	(0.06)	0.38	(0.33)	—[8]	—	(0.33)	13.56	2.91[4,5]	161	0.73[2]	0.73[2]	3.75[2]	100

1. Based on the average daily shares outstanding. 2. Annualized. 3. Unaudited. 4. Assumes dividend reinvestment (if applicable). 5. Not annualized. 6. The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows: 139% for the period ended 2-28-10, 389% for the year ended 8-31-2009, 575% for the year ended
8-31-2008 and 739% for the year ended 8-31-2007. The year ended 8-31-2006 excludes the effect of TBA transactions. 7. The inception date for Class 1 and Class NAV shares is
10-15-05. 8. Less than $0.01 per share. 9. The portfolio turnover rate for the year ended August 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

U.S. High Yield Bond Fund

CLASS 1

02-28-2010[2]	11.74	0.48	0.76	1.24	(0.53)	—	—	(0.53)	12.45	10.75[4,5,6]	44	0.81[3]	0.81[3]	7.89[3]	33
08-31-2009	12.09	1.01	(0.44)	0.57	(0.92)	—	—	(0.92)	11.74	6.40[4]	34	0.82	0.82	9.59	48
08-31-2008	12.87	0.92	(0.76)	0.16	(0.94)	—[7]	—	(0.94)	12.09	1.25[4]	6	0.82	0.82	7.43	59
08-31-2007	13.05	0.95	(0.18)	0.77	(0.95)	—[7]	—	(0.95)	12.87	5.94[4]	4	0.84	0.84	7.25	86
08-31-2006[8]	12.74	0.80	0.02	0.82	(0.51)	—	—	(0.51)	13.05	6.55[4,5]	2	0.87[3]	0.87[3]	7.12[3]	108

CLASS NAV

02-28-2010[2]	11.74	0.48	0.75	1.23	(0.53)	—	—	(0.53)	12.44	10.69[4,5,6]	708	0.76[3]	0.76[3]	7.90[3]	33
08-31-2009	12.09	0.99	(0.41)	0.58	(0.93)	—	—	(0.93)	11.74	6.46[4]	743	0.77	0.77	9.56	48
08-31-2008	12.87	0.93	(0.77)	0.16	(0.94)	—[7]	—	(0.94)	12.09	1.31[4]	523	0.77	0.77	7.48	59
08-31-2007	13.05	0.96	(0.18)	0.78	(0.96)	—[7]	—	(0.96)	12.87	6.02[4]	392	0.79	0.79	7.31	86
08-31-2006[8]	12.74	0.80	0.02	0.82	(0.51)	—	—	(0.51)	13.05	6.58[4,5]	288	0.82[3]	0.82[3]	7.06[3]	108

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Annualized. 4. Assumes dividend reinvestment (if applicable). 5. Not annualized. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Less than $0.005 per share. 8. The inception date for Class 1 and Class NAV shares is 10-15-05.

U.S. Multi Sector Fund

CLASS NAV

02-28-2010[3]	8.25	0.06	0.63	0.69	(0.12)	—	—	(0.12)	8.82	8.31[4,5,6]	975	0.79[2]	0.79[2]	1.28[2]	19
08-31-2009	9.65	0.13	(1.33)	(1.20)	(0.20)	—	—	(0.20)	8.25	(12.22)[4]	870	0.81	0.81	1.72	67[8]
08-31-2008	11.29	0.13	(1.28)	(1.15)	(0.14)	(0.35)	—	(0.49)	9.65	(10.64)[4]	904	0.79	0.79	1.25	84
08-31-2007	10.41	0.13	0.90	1.03	(0.10)	(0.05)	—	(0.15)	11.29	9.93[4]	1,524	0.80	0.80	1.19	72
08-31-2006[7]	10.00	0.09	0.33	0.42	(0.01)	—	—	(0.01)	10.41	4.25[4,5]	1,227	0.82[2]	0.82[2]	1.01[2]	116

1. Based on the average daily shares outstanding. 2. Annualized. 3. Unaudited. 4. Assumes dividend reinvestment (if applicable). 5. Not annualized. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. The inception date for Class NAV shares is 10-29-05. 8. The portfolio turnover rate for the year ended
August 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

Value Fund

CLASS NAV

02-28-2010[2]	7.77	0.04	1.06	1.10	(0.07)	—	—	(0.07)	8.80	14.13[3,4,5]	132	0.80[6]	0.80[6]	1.07[6]	28
08-31-2009	9.53	0.08	(1.77)	(1.69)	(0.07)	—	—	(0.07)	7.77	(17.56)[3]	122	0.87	0.87	1.24	59[8]
08-31-2008	11.43	0.08	(1.20)	(1.12)	(0.06)	(0.72)	—	(0.78)	9.53	(10.48)[3,4]	26	1.08	0.99	0.79	76
08-31-2007[7]	10.00	0.08	1.36	1.44	(0.01)	—	—	(0.01)	11.43	14.45[3,4,5]	14	1.40[6]	0.99[6]	0.88[6]	70

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized. 7. The inception date for Class NAV shares is 10-27-06. 8. The portfolio turnover rate for the year ended August 31,
2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

The accompanying notes are an integral part of the financial statements.	333

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-									Expenses	Expenses
			ized and								Net	before	including
	Net asset	Net	unrealized	Total from					Net asset		assets,	reductions	reductions
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	end of	and	and	Net	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	period	amounts	amounts	investment	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	(in millions)	recaptured	recaptured	income	(%)

Value & Restructuring Fund

CLASS NAV

02-28-2010[3]	8.69	0.05	1.06	1.11	(0.13)	—	—	(0.13)	9.67	12.74[4,5,6]	579	0.85[2]	0.85[2]	1.07[2]	10
08-31-2009	11.98	0.14	(3.31)	(3.17)	(0.12)	—	—	(0.12)	8.69	(26.21)[4]	514	0.87	0.87	1.82	29[9]
08-31-2008	12.92	0.14	(0.85)	(0.71)	(0.19)	(0.04)	—	(0.23)	11.98	(5.68)[4]	568	0.86	0.86	1.10	14
08-31-2007	11.08	0.18[7]	1.82	2.00	(0.12)	(0.04)	—	(0.16)	12.92	18.12[4]	395	0.86	0.86	1.40[7]	19
08-31-2006[8]	10.00	0.12	0.99	1.11	(0.03)	—	—	(0.03)	11.08	11.07[4,6]	296	0.92[2]	0.92[2]	1.33[2]	17

1. Based on the average daily shares outstanding. 2. Annualized. 3. Unaudited. 4. Assumes dividend reinvestment (if applicable). 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Not annualized. 7. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects special dividends received by the Fund which amounted to the following amounts:
													Percentage of average
Fund								Class		Per Share			net assets

Value & Restructuring								NAV		$0.04			0.31%
8. The inception date for Class NAV shares is 10-29-05. 9. The portfolio turnover rate for the year ended August 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

Vista Fund

CLASS NAV

02-28-2010[3]	6.74	(0.01)	0.71	0.70	—	—	—	—	7.44	10.39[4,5,6]	260	0.93[2]	0.93[2]	(0.39)[2]	72
08-31-2009	12.55	(0.02)	(4.32)	(4.34)	(0.02)	(1.45)	—	(1.47)	6.74	(33.26)[6]	223	0.98	0.98	(0.31)	189[9]
08-31-2008	14.37	(0.07)	(0.64)	(0.71)	—	(1.11)	—	(1.11)	12.55	(6.15)[6]	114	0.98	0.98	(0.52)	154
08-31-2007	10.70	(0.06)[7]	3.73	3.67	—	—	—	—	14.37	34.30[6]	170	0.97	0.97	(0.48)[7]	152
08-31-2006[8]	10.00	(0.01)	0.71	0.70	—	—	—	—	10.70	7.00[4,6]	123	1.04[2]	1.04[2]	(0.15)[2]	205

1. Based on the average daily shares outstanding. 2. Annualized. 3. Unaudited. 4. Not annualized. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Assumes dividend reinvestment (if applicable). 7. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects special dividends received by the Fund which amounted to the following amounts:
													Percentage of average
Fund								Class		Per shares			net assets

Vista								NAV		$0.02			0.14%
8. The inception date for Class NAV shares is 10-29-05. 9. The portfolio turnover rate for the year ended August 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

The accompanying notes are an integral part of the financial statements.	334

John Hancock Funds II

Notes to Financial Statements (Unaudited)

1. ORGANIZATION John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. It is a series company with multiple investment series (the Funds), fifty-eight of which are presented in this report. Each Fund, with the exception of Global Agribusiness Fund, Global Bond Fund, Global Infrastructure Fund, Global Real Estate Fund, Global Timber Fund, Real Estate Equity Fund, Real Estate Securities Fund, Real Return Bond Fund and U.S. Multi Sector Fund, is diversified for purposes of the Investment Company Act of 1940, as amended (the 1940 Act).

The Funds may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of Assets and Liabilities. Class Asharesareopen to all investors. Class I shares are offered to institutions and certain investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to the John Hancock Lifestyle and Lifecycle Funds and other affiliated John Hancock funds. The Lifestyle and Lifecycle Funds are series of the Trust and operate as “funds of funds” that invest in Class NAV shares of underlying funds of the Trust, John Hancock Funds (JHF), John Hancock Funds III (JHF III) and also in other affiliated funds of the John Hancock funds complex. The Funds may also invest in unaffiliated underlying funds and other permitted security investments . Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees and transfer agent fees for each class may differ.

Effective October 1, 2009, Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio and Core Global Diversification Portfolio changed their names from American Diversified Growth & Income Portfolio, American Fundamental Holdings Portfolio and American Global Diversification Portfolio, respectively. In addition, effective October 23, 2009, Emerging Small Company Fund was liquidated and effective December 11, 2009, Class A, Class B, Class C and Class I shares of Optimized Value Fund were liquidated.

2. SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Funds’ own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Funds’ investments as of February 28, 2010, by major security category or type.

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	02/28/10	Price	Inputs	Inputs

Active Bond Fund
U.S. Government & Agency Obligations	$195,595,617	—	$195,054,156	$541,461
Foreign Government Obligations	161,995	—	161,995	—
Corporate Bonds	338,187,454	—	336,953,404	1,234,050
Municipal Bonds	1,900,898	—	1,900,898	—
Collateralized Mortgage Obligations	90,656,007	—	85,981,107	4,674,900
Asset Backed Securities	15,420,997	—	10,369,246	5,051,751
Supranational Obligations	262,114	—	262,114	—
Preferred Stocks	2,853,046	$917,868	1,935,178	—
Convertible Bonds	344,375	—	344,375	—
Term Loans	123,399	—	123,399	—
Short-Term Investments	23,365,901	—	23,365,901	—

Total Investments in Securities	$668,871,803	$917,868	$656,451,773	$11,502,162
Other Financial Instruments	($33,171)	($33,171)	—	—
Totals	$668,838,632	$884,697	$656,451,773	$11,502,162

335

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	02/28/10	Price	Inputs	Inputs

All Cap Core Fund
Common Stocks
Consumer Discretionary	$63,760,259	$63,760,259	—	—
Consumer Staples	52,366,512	52,366,512	—	—
Energy	49,139,094	49,139,094	—	—
Financials	79,310,580	79,310,580	—	—
Health Care	68,556,357	68,556,357	—	—
Industrials	51,954,837	51,954,837	—	—
Information Technology	96,166,473	96,166,473	—	—
Materials	22,730,217	22,730,217	—	—
Telecommunication Services	12,875,336	12,875,336	—	—
Utilities	14,477,776	14,477,776	—	—
Short-Term Investments	57,595,821	47,119,933	$10,475,888	—

Total Investments in Securities	$568,933,262	$558,457,374	$10,475,888	—
Other Financial Instruments	($6,536)	($6,536)	—	—
Totals	$568,926,726	$558,450,838	$10,475,888	—

All Cap Growth Fund
Common Stocks
Consumer Discretionary	$14,213,403	$14,213,403	—	—
Consumer Staples	4,454,492	4,454,492	—	—
Energy	6,676,648	6,676,648	—	—
Financials	6,356,420	6,356,420	—	—
Health Care	17,799,348	17,799,348	—	—
Industrials	4,654,881	4,654,881	—	—
Information Technology	32,778,808	32,778,808	—	—
Materials	1,281,394	1,281,394	—	—
Short-Term Investments	621,369	—	$621,369	—

Total Investments in Securities	$88,836,763	$88,215,394	$621,369	—

All Cap Value Fund
Common Stocks
Consumer Discretionary	$42,332,219	$42,332,219	—	—
Consumer Staples	6,352,768	6,352,768	—	—
Energy	60,503,226	60,503,226	—	—
Financials	68,709,525	68,709,525	—	—
Health Care	80,138,268	80,138,268	—	—
Industrials	51,230,956	51,230,956	—	—
Information Technology	50,759,247	50,759,247	—	—
Materials	18,954,499	18,954,499	—	—
Utilities	3,414,243	3,414,243	—	—
Short-Term Investments	73,113,959	67,907,959	$5,206,000	—

Total Investments in Securities	$455,508,910	$450,302,910	$5,206,000	—

336

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	02/28/10	Price	Inputs	Inputs

Alpha Opportunities Fund
Common Stocks
Consumer Discretionary	$120,758,373	$117,314,616	$3,443,757	—
Consumer Staples	34,281,654	31,429,877	2,851,777	—
Energy	56,593,189	48,337,824	8,255,365	—
Financials	94,435,889	89,149,129	5,286,760	—
Health Care	97,140,705	91,370,041	5,770,664	—
Industrials	109,403,393	103,562,784	5,840,609	—
Information Technology	146,165,753	140,826,950	5,338,803	—
Materials	39,067,194	25,368,124	13,699,070	—
Telecommunication Services	5,144,326	3,919,907	1,224,419	—
Utilities	2,743,903	2,743,903	—	—
Preferred Stocks	1,450,643	—	1,450,643	—
Investment Companies	11,952,135	11,952,135	—	—
Short-Term Investments	124,745,082	89,645,082	35,100,000	—

Total Investments in Securities	$843,882,239	$755,620,372	$88,261,867	—
Other Financial Instruments	($84,243)	—	($84,243)	—
Totals	$843,797,996	$755,620,372	$88,177,624	—

Alternative Asset Allocation Fund
Investment Companies	$1,360,019	$1,360,019	—	—

Total Investments in securities	$1,360,019	$1,360,019	—	—

Blue Chip Growth Fund
Common Stocks
Consumer Discretionary	$331,507,531	$329,094,591	$2,412,940	—
Consumer Staples	42,806,896	42,806,896	—	—
Energy	118,609,837	118,609,837	—	—
Financials	283,239,255	281,943,680	1,295,575	—
Health Care	271,701,633	271,701,633	—	—
Industrials	164,777,952	164,777,952	—	—
Information Technology	604,141,660	580,949,112	23,192,548	—
Materials	38,461,405	38,461,405	—	—
Telecommunication Services	34,352,480	34,352,480	—	—
Short-Term Investments	198,262,211	185,402,134	12,860,077	—

Total Investments in Securities	$2,087,860,860	$2,048,099,720	$39,761,140	—

Capital Appreciation Fund
Common Stocks
Consumer Discretionary	$215,280,916	$215,280,916	—	—
Consumer Staples	67,481,322	46,746,186	$20,735,136	—
Energy	102,457,750	102,457,750	—	—
Financials	95,909,601	95,909,601	—	—
Health Care	264,817,727	264,817,727	—	—
Industrials	70,861,901	70,861,901	—	—
Information Technology	502,565,508	492,604,894	9,960,614	—
Materials	19,406,725	19,406,725	—	—
Short-Term Investments	217,768,438	167,227,555	50,540,883	—

Total Investments in Securities	$1,556,549,888	$1,475,313,255	$81,236,633	—

337

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	02/28/10	Price	Inputs	Inputs

Core Bond Fund
U.S. Government & Agency Obligations	$267,869,683	—	$267,869,683	—
Foreign Government Obligations	11,196,524	—	11,196,524	—
Corporate Bonds	102,569,847	—	102,569,847	—
Municipal Bonds	2,352,940	—	2,352,940	—
Collateralized Mortgage Obligations	101,297,691	—	99,836,044	$1,461,647
Asset Backed Securities	27,979,083	—	26,847,755	1,131,328
Supranational Obligations	1,747,980	—	1,747,980	—
Short-Term Investments	23,287,126	—	23,287,126	—

Total Investments in Securities	$538,300,874	—	$535,707,899	$2,592,975
Securities Sold Short	($24,136,875)	—	($24,136,875)	—
Totals	$514,163,999	—	$511,571,024	$2,592,975

Core Diversified Growth & Income Portfolio
Investment Companies	$19,828,230	$19,828,230	—	—

Total Investments in Securities	$19,828,230	$19,828,230	—	—

Core Fundamental Holdings Portfolio
Investment Companies	10,543,346	10,543,346	—	—

Total Investments in Securities	$10,543,346	$10,543,346	—	—

Core Global Diversification Portfolio
Investment Companies	$17,332,639	$17,332,639	—	—

Total Investments in Securities	$17,332,639	$17,332,639	—	—

Emerging Markets Debt Fund
Foreign Government Obligations
Argentina	$185,000	—	$185,000	—
Brazil	655,375	—	655,375	—
Colombia	293,750	—	293,750	—
Indonesia	743,000	—	743,000	—
Mexico	302,100	—	302,100	—
Panama	286,875	—	286,875	—
Peru	290,000	—	290,000	—
Philippines	856,875	—	856,875	—
Poland	268,500	—	268,500	—
Russia	266,255	—	266,255	—
South Africa	275,625	—	275,625	—
Turkey	832,501	—	832,501	—
Ukraine	212,500	—	212,500	—
Uruguay	288,750	—	288,750	—
Venezuela	186,875	—	186,875	—
Corporate Bonds
Bermuda	490,938	—	490,938	—
Brazil	766,250	—	766,250	—
Cayman Islands	2,065,311	—	2,065,311	—
Indonesia	257,500	—	257,500	—
Luxembourg	526,250	—	526,250	—
Malaysia	309,422	—	309,422	—
Mexico	1,252,301	—	1,252,301	—
Netherlands	566,455	—	566,455	—
Peru	343,000	—	343,000	—
Philippines	224,500	—	224,500	—
United States	481,626	—	481,626	—
Venezuela	459,750	—	459,750	—
Preferred Stocks
United States	26,915	$26,915	—	—
Short-Term Investments	1,600,000	—	1,600,000	—

Total Investments in Securities	$15,314,199	$26,915	$15,287,284	—
Other Financial Instruments	($8,886)	($7,839)	($1,047)
Totals	$15,305,313	$19,076	$15,286,237

338

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	02/28/10	Price	Inputs	Inputs

Emerging Markets Value Fund
Common Stocks
Bermuda	$1,164,788	—	$1,164,788	—
Brazil	100,849,886	$100,849,886	—	—
Chile	50,430,072	50,430,072	—	—
China	60,534,437	1,879,946	58,654,491	—
Czech Republic	3,705,517	—	3,705,517	—
Hong Kong	78,589,638	3,818,946	74,678,829	$91,863
Hungary	1,196,738	—	1,196,738	—
India	149,932,042	37,504,246	112,410,259	17,537
Indonesia	30,937,202	—	30,937,202	—
Israel	28,659,597	449,139	28,210,458	—
Malaysia	44,208,722	24,865	44,183,857	—
Mexico	71,051,341	71,051,341	—	—
Philippines	7,932,865	—	7,932,865	—
Poland	21,874,480	—	21,874,480	—
Russia	32,617,381	1,366,448	31,250,933	—
South Africa	116,727,259	20,624,744	96,102,515	—
South Korea	140,713,070	26,638,468	114,074,602	—
Taiwan	134,311,718	12,602,091	121,709,627	—
Thailand	20,137,285	—	20,137,285	—
Turkey	28,961,618	—	28,961,618	—
Preferred Stocks
Brazil	41,653,654	41,653,654	—	—
Malaysia	148,520	—	148,520	—
Rights
Chile	36,468	—	36,468	—
Malaysia	1	—	1	—
Poland	142,288	—	142,288	—
Warrants
Malaysia	43,719	43,719	—	—
Thailand	10,833	10,833	—	—
Short-Term Investments	99,738,139	85,063,807	14,674,332	—

Total Investments in Securities	$1,266,309,278	$454,012,205	$812,187,673	$109,400

Equity-Income Fund
Common Stocks
Consumer Discretionary	$132,043,752	$129,258,193	$2,785,559	—
Consumer Staples	32,729,277	32,729,277	—	—
Energy	114,434,874	114,434,874	—	—
Financials	179,119,218	178,842,393	276,825	—
Health Care	42,088,445	42,088,445	—	—
Industrials	117,024,250	117,024,250	—	—
Information Technology	52,330,489	52,330,489	—	—
Materials	51,107,418	51,107,418	—	—
Telecommunication Services	34,649,002	31,326,565	3,322,437	—
Utilities	65,710,866	65,710,866	—	—
Convertible Bonds	1,380,203	—	1,380,203	—
Short-Term Investments	127,997,090	87,563,364	40,433,726	—

Total Investments in Securities	$950,614,884	$902,416,134	$48,198,750	—

339

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	02/28/10	Price	Inputs	Inputs

Fundamental Value Fund
Common Stocks
Consumer Discretionary	$103,162,263	$100,395,981	$2,766,282	—
Consumer Staples	218,820,830	201,230,120	17,590,710	—
Energy	244,975,153	233,691,752	11,283,401	—
Financials	461,210,807	423,817,270	37,393,537	—
Health Care	162,280,346	162,280,346	—	—
Industrials	87,290,863	55,059,742	32,231,121	—
Information Technology	122,769,264	122,769,264	—	—
Materials	85,871,993	71,101,630	14,770,363	—
Corporate Bonds
Consumer Discretionary	8,985,753	—	8,985,753	—
Materials	5,691,800	—	5,691,800	—
Convertible Bonds
Materials	2,751,816	—	2,751,816	—
Short-Term Investments	126,899,155	72,091,344	54,807,811	—

Total Investments in Securities	$1,630,710,043	$1,442,437,449	$188,272,594	—

Global Agribusiness Fund
Common Stocks
Australia	$25,818	—	$25,818	—
Canada	543,107	$543,107	—	—
Germany	29,288	—	29,288	—
Italy	10,090	—	10,090	—
Japan	12,034	—	12,034	—
Malaysia	11,896	—	11,896	—
Norway	74,700	74,700	—	—
Singapore	258,195	—	258,195	—
Switzerland	410,942	336,313	74,629	—
United Kingdom	108,928	108,928	—	—
United States	918,761	918,761	—	—
Warrants	726	726	—	—

Total Investments in Securities	$2,404,485	$1,982,535	$421,950	—

Global Bond Fund
U.S. Government & Agency Obligations	$16,010,503	—	$16,010,503	—
Foreign Government Obligations	325,210,692	—	325,210,692	—
Corporate Bonds	252,102,324	—	249,322,469	$2,779,855
Municipal Bonds	5,350,299	—	5,350,299	—
Collateralized Mortgage Obligations	87,925,845	—	87,925,845	—
Asset Backed Securities	11,763,838	—	9,993,693	1,770,145
Term Loans	2,605,799	—	2,605,799	—
Preferred Stocks	1,353,952	$103,850	1,250,102	—
Short-Term Investments	34,832,997	—	34,832,997	—

Total Investments in Securities	$737,156,249	$103,850	$732,502,399	$4,550,000
Other Financial Instruments	$5,936,189	$749,739	$5,186,450	—
Totals	$743,092,438	$853,589	$737,688,849	$4,550,000

340

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	02/28/10	Price	Inputs	Inputs

Global Infrastructure Fund				—
Common Stocks
Australia	$56,303	—	$56,303	—
Brazil	43,717	$43,717	—	—
Canada	424,532	424,532	—	—
China	18,660	18,660	—	—
France	79,983	14,451	65,532	—
Germany	119,151	17,494	101,657	—
Italy	139,065	—	139,065	—
Japan	65,268	21,117	44,151	—
Netherlands	54,795	18,006	36,789	—
Norway	20,064	20,064	—	—
Singapore	24,133	—	24,133	—
Spain	180,124	68,917	111,207	—
Sweden	55,371	—	55,371	—
Switzerland	38,301	38,301	—	—
Taiwan	4,801	4,801	—	—
Turkey	10,752	10,752	—	—
United Kingdom	56,194	56,194	—	—
United States	827,226	827,226	—	—

Total Investments in Securities	$2,218,440	$1,584,232	$634,208	—

Global Real Estate Fund
Common Stocks
Australia	$29,593,036	—	$29,593,036	—
Austria	456,882	—	456,882	—
Brazil	1,309,254	$1,309,254	—	—
Canada	10,589,804	8,982,309	1,607,495	—
Finland	794,197	—	794,197	—
France	9,436,961	—	9,436,961	—
Guernsey, C.I.	503,184	—	503,184	—
Hong Kong	50,803,331	—	50,803,331	—
Italy	625,533	—	625,533	—
Japan	32,169,410	—	32,169,410	—
Jersey, C.I.	1,596,692	—	1,596,692	—
Luxembourg	678,082	—	678,082	—
Malta	6	—	6	—
Netherlands	3,554,258	—	3,554,258	—
Philippines	1,599,976	—	1,599,976	—
Singapore	13,007,028	—	13,007,028	—
South Africa	2,040,207	—	2,040,207	—
Sweden	2,689,692	—	2,689,692	—
Thailand	528,754	—	528,754	—
United Kingdom	20,824,886	—	20,824,886	—
United States	114,962,971	114,962,971	—	—
Warrants	7,120	7,120	—	—
Short-Term Investments	42,021,810	40,163,810	1,858,000	—

Total Investments in Securities	$339,793,074	$165,425,464	$174,367,610	—

Global Timber Fund
Common Stocks
Australia	$80,969	—	$80,969	—
Brazil	80,740	$80,740	—	—
Canada	403,924	403,924	—	—
China	38,759	—	38,759	—
Hong Kong	329,792	329,792	—	—
Japan	22,785	—	22,785	—
United States	1,339,441	1,339,441	—	—
Preferred Stocks	216,270	216,270	—	—

Total Investments in Securities	$2,512,680	$2,370,167	$142,513	—

341

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	02/28/10	Price	Inputs	Inputs

High Income Fund
Corporate Bonds	$239,680,153	—	$217,879,044	$21,801,109
Convertible Bonds	54,538,405	—	54,538,405	—
Collateralized Mortgage Obligations	1,587,853	—	372,618	1,215,235
Asset Backed Securities	6,032,499	—	2,040,499	3,992,000
Common Stocks	65,969,111	$64,453,395	1,286,456	229,260
Preferred Stocks	40,816,396	16,301,131	16,776,369	7,738,896
Term Loans	60,605,966	—	56,460,867	4,145,099
Warrants	507,668	299,642	208,026	—
Options Purchased	196	—	—	196
Short-Term Investments	15,600,120	120	15,600,000	—

Total Investments in Securities	$485,338,367	$81,054,288	$365,162,284	$39,121,795
Other Financial Instruments	$17,422	—	$17,618	($196)
Totals	$485,355,789	$81,054,288	$365,179,902	$39,121,599

High Yield Fund
Foreign Government Obligations	$35,808,107	—	$35,808,107	—
Corporate Bonds	842,709,082	—	833,832,124	$8,876,958
Defaulted Bonds Beyond Maturity Date	4,359,745	—	3,859,032	500,713
Common Stocks	14,209,662	$13,227,316	304,510	677,836
Preferred Stocks	20,115,457	14,330,892	5,767,739	16,826
Term Loans	55,796,472	—	54,428,839	1,367,633
Warrants	436,345	—	22,872	413,473
Short-Term Investments	20,619,589	1,415,187	19,204,402	—

Total Investments in Securities	$994,054,459	$28,973,395	$953,227,625	$11,853,439
Other Financial Instruments	$3,211	$4,828	($1,617)	—
Totals	$994,057,670	$28,978,223	$953,226,008	$11,853,439

Index 500 Fund
Common Stocks
Consumer Discretionary	$196,184,411	$196,184,411	—	—
Consumer Staples	230,544,077	230,544,077	—	—
Energy	221,378,132	221,378,132	—	—
Financials	316,131,673	316,131,673	—	—
Health Care	249,691,194	249,691,194	—	—
Industrials	203,511,553	203,511,553	—	—
Information Technology	371,510,286	371,510,286	—	—
Materials	67,617,640	67,617,640	—	—
Telecommunication Services	55,886,278	55,886,278	—	—
Utilities	69,357,490	69,357,490	—	—
Short-Term Investments	169,821,923	106,208,775	$63,613,148	—

Total Investments in Securities	$2,151,634,657	$2,088,021,509	$63,613,148	—
Other Financial Instruments	$57,391	$57,391	—	—
Totals	$2,151,692,048	$2,088,078,900	$63,613,148	—

342

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	02/28/10	Price	Inputs	Inputs

International Equity Index Fund
Common Stocks
Australia	$22,190,249	—	$22,190,249	—
Austria	1,031,816	—	1,031,816	—
Belgium	2,732,217	—	2,732,217	—
Bermuda	212,796	—	212,796	—
Brazil	6,998,441	$6,998,441	—	—
Canada	27,780,625	27,780,625	—	—
Cayman Islands	162,055	—	162,055	—
Chile	1,396,579	1,396,579	—	—
China	9,745,519	—	9,745,519	—
Colombia	658,318	658,318	—	—
Czech Republic	375,093	—	375,093	—
Denmark	2,574,103	—	2,574,103	—
Egypt	508,296	—	508,296	—
Finland	3,316,750	—	3,316,750	—
France	26,633,074	—	26,633,074	—
Germany	19,762,217	—	19,762,217	—
Greece	1,177,327	—	1,177,327	—
Hong Kong	12,716,916	118,672	12,598,244	—
Hungary	500,408	—	500,408	—
India	6,914,858	6,527,722	387,136	—
Indonesia	1,677,089	68,609	1,608,480	—
Ireland	996,780	41,095	955,685	—
Israel	2,640,601	230,485	2,410,116	—
Italy	8,997,064	—	8,997,064	—
Japan	59,299,890	—	59,299,890	—
Luxembourg	1,279,641	—	1,279,641	—
Macau	82,808	—	82,808	—
Malaysia	2,336,567	—	2,336,567	—
Mexico	4,101,724	4,039,731	61,993	—
Netherlands	9,157,133	—	9,157,133	—
New Zealand	281,745	—	281,745	—
Norway	1,850,192	—	1,850,192	—
Peru	374,256	374,256	—	—
Philippines	443,241	—	443,241	—
Poland	1,135,729	—	1,135,729	—
Portugal	698,946	—	698,946	—
Russia	5,684,938	2,704,484	2,980,454	—
Singapore	3,902,388	—	3,902,388	—
South Africa	5,502,335	—	5,502,335	—
South Korea	10,875,656	180,306	10,695,350	—
Spain	10,392,418	—	10,392,418	—
Sweden	6,862,423	—	6,862,423	—
Switzerland	22,412,474	—	22,412,474	—
Taiwan	6,682,076	—	6,682,076	—
Thailand	1,077,605	—	1,077,605	—
Turkey	1,267,819	12,129	1,255,690	—
United Kingdom	54,946,919	—	54,946,919	—
United States	130,446	130,446	—	—
Preferred Stocks
Brazil	7,859,233	7,859,233	—	—
Germany	901,778	—	901,778	—
Malaysia	365	—	365	—
South Korea	303,578	—	303,578	—
Warrants
France	421	421	—	—
Italy	2,205	2,205	—	—
Malaysia	989	989	—	—
Singapore	1,093	1,093	—	—

343

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	02/28/10	Price	Inputs	Inputs

International Equity Index Fund, Continued
Rights
Greece	$203	$203	—	—
Malaysia	190	190	—	—
Poland	1,424	—	1,424	—
Short-Term Investments	25,824,153	10,121,176	15,702,977

Total Investments in Securities	$407,374,192	$69,247,408	$338,126,784	—
Other Financial Instruments	($289,963)	($184,770)	($105,193)
Totals	$407,084,229	$69,062,638	$338,021,591

International Opportunities Fund
Common Stocks
Australia	$9,925,887	—	$9,925,887	—
Belgium	25,971,680	—	25,971,680	—
Brazil	66,493,404	$66,493,404	—	—
Canada	36,856,665	36,856,665	—	—
China	19,551,351	15,126,367	4,424,984	—
Denmark	21,775,299	—	21,775,299	—
France	65,691,474	—	65,691,474	—
Germany	74,381,855	—	74,381,855	—
Hong Kong	39,502,870	—	39,502,870	—
India	24,266,503	24,266,503	—	—
Ireland	13,753,600	13,753,600	—	—
Israel	21,701,776	21,701,776	—	—
Japan	96,066,262	—	96,066,262	—
Netherlands	21,702,024	—	21,702,024	—
Singapore	13,712,900	—	13,712,900	—
Spain	50,596,342	—	50,596,342	—
Switzerland	117,875,383	17,547,310	100,328,073	—
Taiwan	7,612,895	—	7,612,895	—
United Kingdom	71,981,894	—	71,981,894	—
Preferred Stocks
Germany	4,293,415	—	4,293,415	—
Short-Term Investments	40,525,188	—	40,525,188	—

Total Investments in Securities	$844,238,667	$195,745,625	$648,493,042	—

International Small Cap Fund
Common Stocks
Australia	$19,739,716	—	$19,739,716	—
Bahamas	4,417,531	$4,417,531	—	—
Belgium	3,342,452	—	3,342,452	—
Canada	25,937,831	22,343,172	3,594,659	—
China	12,366,493	—	12,366,493	—
Finland	10,609,852	—	10,609,852	—
Germany	3,422,477	—	3,422,477	—
Hong Kong	26,287,709	—	26,287,709	—
Japan	15,751,555	—	15,751,555	—
Liechtenstein	3,360,543	—	3,360,543	—
Luxembourg	81,290	—	81,290	—
Netherlands	22,584,641	—	22,584,641	—
Norway	3,661,215	—	3,661,215	—
Singapore	427,226	—	427,226	—
South Korea	17,397,094	—	17,397,094	—
Spain	2,823,007	—	2,823,007	—
Sweden	3,755,773	—	3,755,773	—
Switzerland	6,586,784	—	6,586,784	—
Taiwan	17,292,442	—	17,292,442	—
Thailand	10,551,800	—	10,551,800	—
United Kingdom	21,113,928	—	21,113,928	—
United States	4,688,231	4,688,231	—	—
Short-Term Investments	29,340,297	15,000,297	14,340,000	—

Total Investments in Securities	$265,539,887	$46,449,231	$219,090,656	—

344

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	02/28/10	Price	Inputs	Inputs

International Small Company Fund
Common Stocks
Australia	$9,565,484	$42,599	$9,522,885	—
Austria	1,224,633	—	1,224,633	—
Bahamas	37,785	37,785	—	—
Belgium	1,710,340	—	1,710,340	—
Bermuda	477,019	83,907	393,112	—
Canada	13,137,897	13,039,807	98,090	—
China	265,508	—	265,508	—
Cyprus	91,380	—	91,380	—
Denmark	1,434,146	—	1,434,146	—
Finland	3,729,075	—	3,729,075	—
France	5,432,263	—	5,432,263	—
Germany	6,460,709	—	6,460,709	—
Gibraltar	73,086	—	73,086	—
Greece	1,412,799	—	1,412,799	—
Hong Kong	3,948,995	63,813	3,885,182	—
Ireland	1,120,248	—	1,120,248	—
Italy	3,955,676	3,140	3,952,536	—
Japan	28,662,943	—	28,662,943	—
Liechtenstein	46,625	—	46,625	—
Luxembourg	129,194	—	129,194	—
Monaco	61,285	—	61,285	—
Netherlands	2,479,244	28,699	2,450,545	—
New Zealand	869,684	—	869,684	—
Norway	1,775,190	—	1,775,190	—
Peru	43,324	—	43,324	—
Portugal	613,377	—	613,377	—
Singapore	2,076,416	—	2,076,416	—
South Africa	67,675	67,675	—	—
Spain	2,702,925	—	2,702,925	—
Sweden	3,688,383	—	3,688,383	—
Switzerland	5,695,752	—	5,695,752	—
United Arab Emirates	148,237	—	148,237	—
United Kingdom	21,089,792	252,116	20,837,676	—
United States	399,964	339,321	60,643	—
Preferred Stocks	39,422	—	39,422	—
Warrants	468	—	468	—
Rights
Australia	751	—	—	$751
Greece	629	629	—	—
Norway	151	—	151	—
Spain	1,073	1,073	—	—
Short-Term Investments	5,440,472	4,521,502	918,970	—

Total Investments in securities	$130,110,019	$18,482,066	$111,627,202	$751

345

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	02/28/10	Price	Inputs	Inputs

International Value Fund
Common Stocks
Australia	$9,238,734	—	$9,238,734	—
Austria	11,453,718	—	11,453,718	—
Bermuda	7,623,454	$7,623,454	—	—
Brazil	7,444,879	$7,444,879	—	—
Canada	19,272,846	19,272,846	—	—
China	14,886,386	—	14,886,386	—
France	132,416,399	—	132,416,399	—
Germany	104,163,721	—	104,163,721	—
Hong Kong	16,200,738	—	16,200,738	—
Israel	5,863,436	5,863,436	—	—
Italy	19,958,600	—	19,958,600	—
Japan	84,425,344	—	84,425,344	—
Netherlands	84,436,062	—	84,436,062	—
Norway	57,337,900	—	57,337,900	—
Russia	6,849,920	—	6,849,920	—
Singapore	36,463,695	17,550,614	18,913,081	—
South Korea	44,002,371	13,160,913	30,841,458	—
Spain	34,705,032	—	34,705,032	—
Sweden	22,463,948	—	22,463,948	—
Switzerland	89,753,478	—	89,753,478	—
Taiwan	48,659,385	—	48,659,385	—
United Kingdom	219,444,179	—	219,444,179	—
United States	19,508,897	19,508,897	—	—
Short-Term Investments	154,641,407	57,781,407	96,860,000

Total Investments in Securities	$1,251,214,529	$148,206,446	$1,103,008,083	—

Investment Quality Bond Fund
U.S. Government & Agency Obligations	$65,423,351	—	$65,423,351	—
Foreign Government Obligations	2,989,525	—	2,989,525	—
Corporate Bonds	99,339,280	—	99,339,280	—
Convertible Bonds	35,470	—	35,470	—
Municipal Bonds	4,065,408	—	4,065,408	—
Collateralized Mortgage Obligations	12,068,860	—	12,068,860	—
Asset Backed Securities	1,272,951	—	1,272,951	—
Preferred Stocks	40,463	—	40,463	—
Short-Term Investments	15,700,000	—	15,700,000	—

Total Investments in Securities	$200,935,308	—	$200,935,308	—
Other Financial Instruments	($70,365)	—	($70,365)	—
Totals	$200,864,943		$200,864,943

Large Cap Fund
Common Stocks
Consumer Discretionary	$34,450,279	$34,450,279	—	—
Consumer Staples	20,139,847	20,139,847	—	—
Energy	33,184,772	33,184,772	—	—
Financials	34,744,506	34,744,506	—	—
Health Care	36,552,268	36,552,268	—	—
Industrials	31,773,442	31,773,442	—	—
Information Technology	44,238,583	44,238,583	—	—
Materials	6,027,273	6,027,273	—	—
Telecommunication Services	5,368,884	5,368,884	—	—
Utilities	14,223,894	14,223,894	—	—
Investment Companies	4,430,400	4,430,400	—	—
Short-Term Investments	27,178,453	21,776,453	$5,402,000	—

Total Investments in Securities	$292,312,601	$286,910,601	$5,402,000	—

346

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	02/28/10	Price	Inputs	Inputs

Large Cap Value Fund
Common Stocks
Consumer Discretionary	$21,257,300	$21,257,300	—	—
Consumer Staples	27,882,470	27,882,470	—	—
Energy	118,813,210	118,813,210	—	—
Financials	70,933,490	70,933,490	—	—
Health Care	96,046,060	96,046,060	—	—
Industrials	78,569,260	78,569,260	—	—
Information Technology	29,628,970	29,628,970	—	—
Materials	59,414,290	59,414,290	—	—
Telecommunication Services	19,717,020	19,717,020	—	—
Utilities	39,453,720	39,453,720	—	—
Short-Term Investments	35,531,739	28,674,739	$6,857,000	—

Total Investments in Securities	$597,247,529	$590,390,529	$6,857,000	—

Mid Cap Index Fund
Common Stocks
Consumer Discretionary	$79,559,428	$79,559,428	—	—
Consumer Staples	22,260,635	22,260,635	—	—
Energy	36,921,448	36,921,448	—	—
Financials	108,120,855	108,120,855	—	—
Health Care	68,821,155	68,821,155	—	—
Industrials	79,108,924	79,108,924	—	—
Information Technology	82,169,275	82,169,275	—	—
Materials	35,358,641	35,358,641	—	—
Telecommunication Services	4,270,310	4,270,310	—	—
Utilities	35,531,177	35,531,177	—	—
Short-Term Investments	137,459,738	123,905,824	$13,553,914	—

Total Investments in Securities	$689,581,586	$676,027,672	$13,553,914	—
Other Financial Instruments	$408,518	$408,518	—	—
Totals	$689,990,104	$676,436,190	$13,553,914	—

Mid Cap Stock Fund
Common Stocks
Consumer Discretionary	$183,118,743	$183,118,743	—	—
Consumer Staples	10,768,164	10,768,164	—	—
Energy	33,427,653	31,592,340	$1,835,313	—
Financials	41,194,837	40,305,315	889,522	—
Health Care	99,685,001	89,099,787	10,585,214	—
Industrials	117,059,498	117,059,498	—	—
Information Technology	238,222,664	238,222,664	—	—
Materials	42,799,280	38,870,013	3,929,267	—
Telecommunication Services	7,782,251	7,782,251	—	—
Short-Term Investments	187,702,558	153,302,558	34,400,000	—

Total Investments in Securities	$961,760,649	$910,121,333	$51,639,316	—
Other Financial Instruments	($203,477)	—	($203,477)	—
Totals	$961,557,172	$910,121,333	$51,435,839

347

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	02/28/10	Price	Inputs	Inputs

Mid Cap Value Equity Fund
Common Stocks
Consumer Discretionary	$17,736,939	$17,736,939	—	—
Consumer Staples	4,916,907	4,916,907	—	—
Energy	15,726,189	15,726,189	—	—
Financials	33,028,703	33,028,703	—	—
Health Care	14,987,560	14,987,560	—	—
Industrials	35,085,015	35,085,015	—	—
Information Technology	18,275,366	18,275,366	—	—
Materials	16,210,980	16,210,980	—	—
Telecommunication Services	6,638,570	6,638,570	—	—
Utilities	11,437,729	11,437,729	—	—
Convertible Bonds
Consumer Discretionary	663,140	—	$663,140	—
Telecommunication Services	319,365	—	319,365	—
Short-Term Investments	33,441,126	27,541,126	5,900,000	—

Total Investments in Securities	$208,467,589	$201,585,084	$6,882,505	—

Mid Value Fund
Common Stocks
Consumer Discretionary	$56,121,465	$56,121,465	—	—
Consumer Staples	30,381,846	30,381,846	—	—
Energy	28,708,599	28,708,599	—	—
Financials	63,148,168	63,148,168	—	—
Health Care	20,301,096	20,301,096	—	—
Industrials	29,493,223	29,493,223	—	—
Information Technology	27,416,439	27,416,439	—	—
Materials	20,512,392	20,512,392	—	—
Telecommunication Services	3,743,431	3,743,431	—	—
Utilities	27,416,403	27,416,403	—	—
Preferred Stocks	701,350	—	$701,350	—
Convertible Bonds
Financials	458,695	—	458,695	—
Industrials	1,635,302	—	1,635,302	—
Materials	134,928	—	134,928	—
Short-Term Investments	75,072,374	49,399,353	25,673,021	—

Total Investments in Securities	$385,245,711	$356,642,415	$28,603,296	—

Optimized Value Fund
Common Stocks
Consumer Discretionary	$41,780,367	$41,780,367	—	—
Consumer Staples	15,977,671	15,977,671	—	—
Energy	60,887,119	60,887,119	—	—
Financials	90,282,382	90,282,382	—	—
Health Care	23,289,016	23,289,016	—	—
Industrials	20,286,331	20,286,331	—	—
Information Technology	29,919,955	29,919,955	—	—
Materials	8,375,735	8,375,735	—	—
Telecommunication Services	16,438,487	16,438,487	—	—
Utilities	10,712,516	10,712,516	—	—
Short-Term Investments	2,911,000	—	$2,911,000	—

Total Investments in Securities	$320,860,579	$317,949,579	$2,911,000	—

348

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	02/28/10	Price	Inputs	Inputs

Real Estate Equity Fund
Common Stocks
Consumer Discretionary	$9,757,270	$9,757,270	—	—
Financials	210,077,697	210,077,697	—	—
Convertible Bonds
Financials	8,347,035	—	$8,347,035	—
Short-Term Investments	80,221,108	75,616,404	4,604,704	—

Total Investments in Securities	$308,403,110	$295,451,371	$12,951,739	—

Real Estate Securities Fund
Common Stocks
Financials	$285,558,152	$285,558,152	—	—
Short-Term Investments	94,344,654	91,530,654	$2,814,000	—

Total Investments in Securities	$379,902,806	$377,088,806	$2,814,000	—

Real Return Bond Fund
U.S. Government & Agency Obligations	$1,092,984,098	—	$1,092,984,098	—
Foreign Government Obligations	27,335,620	—	27,335,620	—
Corporate Bonds	145,683,121	—	145,683,121	—
Municipal Bonds	2,028,305	—	2,028,305	—
Collateralized Mortgage Obligations	52,217,027	—	52,217,027	—
Asset Backed Securities	22,693,643	—	18,683,653	$4,009,990
Preferred Stocks	1,381,000	$476,500	904,500	—
Short-Term Investments	3,847,994	—	3,847,994	—

Total Investments in Securities	$1,348,170,808	$476,500	$1,343,684,318	$4,009,990
Other Financial Instruments	$2,892,640	$2,391,271	$501,369	—
Totals	$1,351,063,448	$2,867,771	$1,344,185,687	$4,009,990

Short Term Government Income Fund
U.S. Government & Agency Obligations	$30,974,508	—	$30,974,508	—
Collateralized Mortgage Obligations	922,937	—	922,937	—
Short-Term Investments	300,000	—	300,000	—

Total Investments in Securities	$32,197,445	—	$32,197,445	—

Small Cap Growth Fund
Common Stocks
Consumer Discretionary	$25,102,711	$25,102,711	—	—
Consumer Staples	3,712,304	3,712,304	—	—
Energy	4,139,610	4,139,610	—	—
Financials	3,819,157	3,819,157	—	—
Health Care	29,805,583	29,805,583	—	—
Industrials	20,794,969	20,794,969	—	—
Information Technology	29,113,132	29,113,132	—	—
Materials	1,510,560	1,510,560	—	—
Telecommunication Services	1,946,568	1,946,568	—	—
Short-Term Investments	3,100,000	—	$3,100,000	—

Total Investments in Securities	$123,044,594	$119,944,594	$3,100,000	—

349

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	02/28/10	Price	Inputs	Inputs

Small Cap Index Fund
Common Stocks
Consumer Discretionary	$16,795,179	$16,795,179	—	—
Consumer Staples	4,075,145	4,075,145	—	—
Energy	6,089,297	6,089,297	—	—
Financials	24,376,949	24,376,949	—	—
Health Care	16,455,863	16,455,691	—	$172
Industrials	17,741,853	17,741,853	—	—
Information Technology	21,107,443	21,066,234	$41,209	—
Materials	5,250,561	5,250,561	—	—
Telecommunication Services	1,050,143	1,050,143	—	—
Utilities	3,592,674	3,592,674	—	—
Preferred Stocks	35,894	35,894	—	—
Short-Term Investments	25,797,914	22,811,189	2,986,725

Total Investments in Securities	$142,368,915	$139,340,809	$3,027,934	$172
Other Financial Instruments	$68,279	$68,279	—	—
Totals	$142,437,194	$139,409,088	$3,027,934	$172

Small Cap Opportunities Fund
Common Stocks
Consumer Discretionary	$19,207,079	$19,207,079	—	—
Consumer Staples	3,330,513	3,330,513	—	—
Energy	8,523,579	8,523,579	—	—
Financials	19,802,976	19,802,976	—	—
Health Care	10,575,712	10,575,712	—	—
Industrials	18,622,098	18,622,098	—	—
Information Technology	16,951,054	16,951,054	—	—
Materials	6,236,693	6,236,693	—	—
Telecommunication Services	1,209,085	1,209,085	—	—
Utilities	1,218,848	1,218,848	—	—
Rights	369	—	$369	—
Short-Term Investments	18,716,323	18,066,386	649,937	—

Total Investments in Securities	$124,394,329	$123,744,023	$650,306	—

Small Cap Value Fund
Common Stocks
Consumer Discretionary	$15,266,926	$15,266,926	—	—
Consumer Staples	4,316,996	4,316,996	—	—
Energy	4,580,244	4,580,244	—	—
Financials	20,579,833	20,579,833	—	—
Health Care	6,834,530	6,834,530	—	—
Industrials	17,595,677	17,595,677	—	—
Information Technology	8,731,285	8,731,285	—	—
Materials	4,610,679	4,610,679	—	—
Utilities	4,852,284	4,852,284	—	—
Short-Term Investments	13,521,363	11,921,363	$1,600,000	—

Total Investments in Securities	$100,889,817	$99,289,817	$1,600,000	—

350

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	02/28/10	Price	Inputs	Inputs

Small Company Growth Fund
Common Stocks
Consumer Discretionary	$23,400,245	$23,400,245	—	—
Consumer Staples	2,430,412	2,430,412	—	—
Energy	8,943,297	8,943,297	—	—
Financials	11,203,334	11,203,334	—	—
Health Care	27,324,280	27,324,280	—	—
Industrials	17,919,104	17,919,104	—	—
Information Technology	38,847,301	38,847,301	—	—
Materials	3,856,805	3,856,805	—	—
Telecommunication Services	1,590,493	1,590,493	—	—
Utilities	1,368,556	1,368,556	—	—
Short-Term Investments	40,536,940	34,622,823	$5,914,117	—

Total Investments in Securities	$177,420,767	$171,506,650	$5,914,117	—

Small Company Value Fund				—
Common Stocks
Consumer Discretionary	$47,011,990	$47,011,990	—	—
Consumer Staples	7,109,143	7,109,143	—	—
Energy	27,153,705	27,153,705	—	—
Financials	82,008,694	82,008,694	—	—
Health Care	25,796,488	25,796,488	—	—
Industrials	96,948,126	96,948,126	—	—
Information Technology	39,516,823	39,516,823	—	—
Materials	34,507,206	34,507,206	—	—
Telecommunication Services	2,053,712	2,053,712	—	—
Utilities	14,747,470	14,747,470	—	—
Preferred Stocks
Energy	2,342,400	2,342,400	—	—
Financials	5,562,083	—	$5,562,083	—
Investment Companies	2,929,405	2,929,405	—	—
Short-Term Investments	89,833,345	78,758,111	11,075,234	—

Total Investments in Securities	$477,520,590	$460,883,273	$16,637,317	—

Smaller Company Growth Fund
Common Stocks
Consumer Discretionary	$29,093,871	$29,093,871	—	—
Consumer Staples	3,260,750	3,260,750	—	—
Energy	14,215,621	14,215,621	—	—
Financials	17,540,088	17,540,088	—	—
Health Care	27,142,001	27,142,001	—	—
Industrials	33,524,887	33,524,887	—	—
Information Technology	35,031,099	35,031,099	—	—
Materials	8,263,613	8,263,613	—	—
Telecommunication Services	6,742,270	6,742,270	—	—
Utilities	504,582	504,582	—	—
Investment Companies	849,500	849,500	—	—
Total Rights	573	573	—	—
Short-Term Investments	39,191,320	35,099,534	$4,091,786	—

Total Investments in Securities	$215,360,175	$211,268,389	$4,091,786	—
Other Financial Instruments	$11,104	$11,104	—	—
Totals	$215,371,279	$211,279,493	$4,091,786

351

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	02/28/10	Price	Inputs	Inputs

Spectrum Income Fund
Common Stocks	$115,783,634	$114,926,287	$857,347	—
Preferred Stocks	3,717,081	3,311,060	329,021	$77,000
U.S. Government & Agency Obligations	202,115,044	—	202,115,044	—
Foreign Government Obligations	86,798,305	—	85,443,906	1,354,399
Corporate Bonds	329,449,344	—	328,953,360	495,984
Municipal Bonds	2,235,060	—	2,235,060	—
Collateralized Mortgage Obligations	17,634,548	—	17,634,548	—
Asset Backed Securities	19,132,559	1,590,665	17,371,979	169,915
Convertible Preferred Stocks	158,434	—	158,434	—
Convertible Bonds	5,245,946	—	4,815,296	430,650
Supranational Obligations	2,948,242	—	2,948,242	—
Term Loans	18,835,413	—	18,835,413	—
Short-Term Investments	45,917,286	12,325,171	33,592,115	—

Total Investments in Securities	$849,970,896	$132,153,183	$715,289,765	$2,527,948
Other Financial Instruments	$151,380	($42,401)	$193,781	—
Totals	$850,122,276	$132,110,782	$715,483,546	$2,527,948

Strategic Bond Fund
U.S. Government & Agency Obligations	$81,614,161	—	$81,614,161	—
Foreign Government Obligations	9,193,717	—	9,193,717	—
Corporate Bonds	108,787,998	—	108,582,885	$205,113
Collateralized Mortgage Obligations	28,010,016	—	28,010,016	—
Asset Backed Securities	17,640,810	—	17,640,810	—
Municipal Bonds	525,712	—	525,712	—
Supranational Obligations	999,999	—	999,999	—
Common Stocks	662,304	$607,311	42,444	12,549
Preferred Stocks	3,023,815	384,316	2,639,499	—
Term Loans	4,933,215	—	4,933,215	—
Warrants	29,957	—	14,004	15,953
Purchased Options	2,875	2,875	—	—
Short-Term Investments	32,000,000	—	32,000,000	—

Total Investments in Securities	$287,424,579	$994,502	$286,196,462	$233,615
Other Financial Instruments	$141,824	$277,664	($135,840)	—
Totals	$287,566,403	$1,272,166	$286,060,622	$233,615

Total Bond Market Fund
U.S. Government & Agency Obligations	$416,317,194	—	$416,317,194	—
Foreign Government Obligations	9,369,370	—	9,369,370	—
Corporate Bonds	113,163,672	—	113,163,672	—
Municipal Bonds	1,949,911	—	1,949,911	—
Collateralized Mortgage Obligations	20,947,968	—	20,947,968	—
Asset Backed Securities	1,462,604	—	1,462,604	—
Convertible Preferred Stocks	806,899	—	806,899	—
Supranational Obligations	4,451,917	—	4,451,917	—
Short-Term Investments	9,577,462	—	9,577,462	—

Total Investments in Securities	$578,046,997	—	$578,046,997	—

Total Return Fund
U.S. Government & Agency Obligations	$758,314,522	—	$712,564,874	$45,749,648
Foreign Government Obligations	74,846,477	—	74,846,477	—
Corporate Bonds	541,084,355	—	541,084,355	—
Municipal Bonds	46,035,403	—	46,035,403	—
Collateralized Mortgage Obligations	110,166,734	—	110,166,734	—
Asset Backed Securities	43,609,392	—	43,609,392	—
Term Loans	7,240,083	—	7,240,083	—
Preferred Stocks	10,955,780	$10,544,380	411,400	—
Short-Term Investments	780,025,215	—	780,025,215	—

Total Investments in securities	$2,372,277,961	$10,544,380	$2,315,983,933	$45,749,648
Schedule of Securities Sold Short	($28,678,909)	—	($28,678,909)	—
Other Financial Instruments	$19,821,826	$9,819,766	$10,002,060	—
Totals	$2,363,420,878	$20,364,146	$2,297,307,084	$45,749,648

352

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			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	02/28/10	Price	Inputs	Inputs

U.S. Government Securities Fund
U.S. Government & Agency Obligations	$64,784,934	—	$64,784,934	—
Collateralized Mortgage Obligations	12,238,282	—	12,238,282	—
Asset Backed Securities	7,003,056	—	6,713,883	$289,173
Preferred Stocks	45,518	$45,518	—	—
Short-Term Investments	78,283,683	—	78,283,683	—

Total Investments in Securities	$162,355,473	$45,518	$162,020,782	$289,173
Other Financial Instruments	$334,347	$334,347	—	—
Totals	$162,689,820	$379,865	$162,020,782	$289,173

U.S. High Yield Bond Fund
Corporate Bonds	$568,855,916	—	$568,812,726	$43,190
Common Stocks	5,584,780	$5,479,780	—	105,000
Preferred Stocks	71,120	—	—	71,120
Term Loans	150,232,156	—	150,232,156	—
Asset Backed Securities	1,076,213	—	1,076,213	—
Short-Term Investments	13,018,289	—	13,018,289	—

Total Investments in Securities	$738,838,474	$5,479,780	$733,139,384	$219,310

U.S. Multi Sector Fund
Common Stocks
Consumer Discretionary	$45,261,095	$45,261,095	—	—
Consumer Staples	193,717,324	193,717,324	—	—
Energy	83,515,610	83,515,610	—	—
Financials	32,255,752	32,255,752	—	—
Health Care	228,689,924	228,689,924	—	—
Industrials	26,700,260	26,700,260	—	—
Information Technology	283,318,466	283,318,466	—	—
Materials	12,291,777	12,291,777	—	—
Telecommunication Services	12,805,421	12,805,421	—	—
Utilities	1,318,721	1,318,721	—	—
Short-Term Investments	110,757,460	64,680,798	$46,076,662	—

Total Investments in Securities	$1,030,631,810	$984,555,148	$46,076,662	—
Other Financial Instruments	($65,756)	($65,756)	—	—
Totals	$1,030,566,054	$984,489,392	$46,076,662	—

Value Fund
Common Stocks
Consumer Discretionary	$10,619,001	$10,619,001	—	—
Consumer Staples	8,553,017	8,553,017	—	—
Energy	9,188,952	9,188,952	—	—
Financials	27,454,623	27,454,623	—	—
Health Care	13,391,059	13,391,059	—	—
Industrials	21,961,795	21,961,795	—	—
Information Technology	15,280,415	15,280,415	—	—
Materials	9,379,069	9,379,069	—	—
Utilities	8,737,252	8,737,252	—	—
Short-Term Investments	19,001,376	12,201,376	$6,800,000	—

Total Investments in Securities	$143,566,559	$136,766,559	$6,800,000	—

353

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			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	02/28/10	Price	Inputs	Inputs

Value & Restructuring Fund
Common Stocks
Consumer Discretionary	$29,989,837	$29,989,837	—	—
Consumer Staples	37,208,981	37,208,981	—	—
Energy	138,050,221	138,050,221	—	—
Financials	91,719,851	91,719,851	—	—
Health Care	32,624,751	32,624,751	—	—
Industrials	87,684,767	87,684,767	—	—
Information Technology	43,787,711	43,787,711	—	—
Materials	73,262,199	66,914,277	$6,347,922	—
Telecommunication Services	22,910,740	22,910,740	—	—
Utilities	2,861,451	—	2,861,451	—
Preferred Stocks	2,836,705	2,836,705	—	—
Convertible Bonds	4,923,140	—	4,923,140	—
Short-Term Investments	72,917,534	63,420,534	9,497,000	—

Total Investments in Securities	$640,777,888	$617,148,375	$23,629,513	—

Vista Fund
Common Stocks
Consumer Discretionary	$48,612,624	$48,612,624	—	—
Consumer Staples	5,178,096	5,178,096	—	—
Energy	18,896,059	18,896,059	—	—
Financials	20,285,518	20,285,518	—	—
Health Care	34,924,820	32,896,513	$2,028,307	—
Industrials	34,507,697	34,507,697	—	—
Information Technology	62,941,043	62,941,043	—	—
Materials	16,879,439	16,879,439	—	—
Telecommunication Services	12,439,488	12,439,488	—	—
Short-Term Investments	64,300,646	55,722,689	8,577,957	—

Total Investments in Securities	$318,965,430	$308,359,166	$10,606,264	—
Other Financial Instruments	$14,796	—	$14,796	—
Total	$318,980,226	$308,359,166	$10,621,060	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Active Bond Fund
		Collateralized		U.S. Government &
	Asset Backed	Mortgage	Corporate	Agency
	Securities	Obligations	Bonds	Obligations	Totals
Balance as of 8/31/09	$3,656,933	$5,165,113	$503,600	—	$9,325,646
Accrued discounts/premiums	17,740	—	—	—	17,740
Realized gain (loss)	(1,309,330)	687,928	—	—	(621,402)
Change in unrealized appreciation (depreciation)	2,659,329	985,788	130,436	—	3,775,553
Net purchases (sales)	241,429	(2,163,929)	600,000	$541,461	(781,039)
Net transfers in and/out of Level 3	(214,350)	—	14	—	(214,336)
Balance as of 2/28/10	$5,051,751	$4,674,900	$1,234,050	$541,461	$11,502,162

Core Bond Fund
		Collateralized
	Asset Backed	Mortgage
	Securities	Obligations	Totals
Balance as of 8/31/09	—	$556,323	$556,323
Accrued discounts/premiums	—	—	—
Realized gain (loss)	$5,678	—	5,678
Change in unrealized appreciation (depreciation)	6,328	(1,845)	4,483
Net purchases (sales)	1,119,322	1,463,492	2,582,814
Net transfers in and/out of Level 3	—	(556,323)	(556,323)
Balance as of 2/28/10	$1,131,328	$1,461,647	$2,592,975

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Emerging Markets Value Fund
	Hong Kong	India	Totals
Balance as of 8/31/09	—	$16,560	$16,560
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	($310,178)	977	(309,201)
Net purchases (sales)	—	—	—
Net transfers in and/out of Level 3	402,041	—	402,041
Balance as of 2/28/10	$91,863	$17,537	$109,400

Global Bond Fund
		Collateralized
	Asset Backed	Mortgage	Corporate
	Securities	Obligations	Bonds	Totals
Balance as of 8/31/09	$1,306,968	$1,638,566	$2,115,895	$5,061,429
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	(67,592)	—	179,855	112,263
Net purchases (sales)	1,837,737	—	2,600,000	4,437,737
Net transfers in and/out of Level 3	(1,306,968)	(1,638,566)	(2,115,895)	(5,061,429)
Balance as of 2/28/10	$1,770,145	—	$2,779,855	$4,550,000

High Income Fund
	Asset	Collateralized							Other
	Backed	Mortgage	Common	Corporate	Purchased	Preferred	Term		Financial
	Securities	Obligations	Stocks	Bonds	Options	Stocks	Loans	Totals	Instruments
Balance as of 8/31/09	$2,207,200	$2,845,382	—	$28,573,055	$935,508	—	$1,355,357	$35,916,502	($935,508)
Accrued discounts/premiums	2,304	707	—	706,308	—	—	6,040	715,359	—
Realized gain (loss)	—	2,185,199	—	4,324,061	—	—	(2,034,085)	4,475,175	—
Change in unrealized appreciation
(depreciation)	663,521	446,111	$57,330	126,015	(935,312)	$4,659,441	3,890,327	8,907,433	935,312
Net purchases (sales)	1,118,975	(4,262,164)	171,930	(11,928,330)	—	3,079,455	927,460	(10,892,674)	—
Net transfers in and/out of Level 3	—	—	—	—	—	—	—	—	—
Balance as of 2/28/10	$3,992,000	$1,215,235	$229,260	$21,801,109	$196	$7,738,896	$4,145,099	$39,121,795	($196)

High Yield Fund
			Defaulted
	Common	Corporate	Bonds Beyond	Preferred	Term
	Stocks	Bonds	Maturity Date	Stocks	Loans	Warrants	Totals
Balance as of 8/31/09	—	$844,100	$269,885	$5,865,771	$1,148,618	$77,611	$8,205,985
Accrued discounts/premiums	—	99,861	—	—	—	—	99,861
Realized gain (loss)	($22)	(1,658,038)	3,086	(95,532)	—	—	(1,750,506)
Change in unrealized appreciation (depreciation)	(132,367)	(2,646,207)	204,130	2,093,527	219,015	182,512	(79,390)
Net purchases (sales)	810,225	12,237,242	(3,300)	(7,846,940)	—	153,350	5,350,577
Net transfers in and/out of Level 3	—	—	26,912	—	—	—	26,912
Balance as of 2/28/10	$677,836	$8,876,958	$500,713	$16,826	$1,367,633	$413,473	$11,853,439

International Small Company Fund
Australia
Balance as of 8/31/09	$1,940
Accrued discounts/premiums	—
Realized gain (loss)	(52,344)
Change in unrealized
appreciation (depreciation)	52,884
Net purchases (sales)	(1,729)
Net transfers in and/out of Level 3	—
Balance as of 2/28/10	$751

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Real Return Bond Fund
		Collateralized
	Asset Backed	Mortgage
	Securities	Obligations	Totals
Balance as of 8/31/09	—	$4,650,000	$4,650,000
Accrued discounts/premiums	$2,427	—	2,427
Realized gain (loss)	3,438	—	3,438
Change in unrealized appreciation (depreciation)	(151,679)	—	(151,679)
Net purchases (sales)	4,155,804	—	4,155,804
Net transfers in and/out of Level 3	—	(4,650,000)	(4,650,000)
Balance as of 2/28/10	$4,009,990	—	$4,009,990

Small Cap Index Fund
	Health Care
Balance as of 8/31/09	$172
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Net transfers in and/out of Level 3	—
Balance as of 2/28/10	$172

Spectrum Income Fund
				Foreign
	Asset Backed	Convertible	Corporate	Government	Preferred
	Securities	Bonds	Bonds	Obligations	Stocks	Total
Balance as of 8/31/09	—	$318,938	$1,028,757	$180,600	$77,000	$1,605,295
Accrued discounts/premiums	—	9,955	25	3,306	—	13,286
Realized gain (loss)	—	—	(92,286)	—	—	(92,286)
Change in unrealized appreciation (depreciation)	($80)	101,757	121,232	21,752	—	244,661
Net purchases (sales)	169,995	—	(329,431)	1,148,741	—	989,305
Net transfers in and/out of Level 3	—	—	(232,313)	—	—	(232,313)
Balance as of 2/28/10	$169,915	$430,650	$495,984	$1,354,399	$77,000	$2,527,948

Strategic Bond Fund
	Corporate	Common	Preferred
	Bonds	Stocks	Stocks	Warrants	Totals
Balance as of 8/31/09	$14,625	—	$369,380	—	$384,005
Accrued discounts/premiums	1,269	—	—	—	1,269
Realized gain (loss)	(1,136)	—	—	—	(1,136)
Change in unrealized appreciation (depreciation)	(123,046)	($2,451)	88,360	$3,247	(33,890)
Net purchases (sales)	313,401	15,000	(457,740)	12,706	(116,633)
Net transfers in and/out of Level 3	—	—	—	—	—
Balance as of 2/28/10	$205,113	$12,549	—	$15,953	$233,615

Total Return Fund
		U.S. Government
	Asset Backed	& Agency
	Securities	Obligations
Balance as of 8/31/09	$824,791	—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	($117)
Net purchases (sales)	—	45,749,765
Net transfers in and/out of Level 3	(824,791)	—
Balance as of 2/28/10	—	$45,749,648

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U.S. Government Securities Fund
	Asset Backed
	Securities
Balance as of 8/31/09	$283,181
Accrued discounts/premiums	—
Realized gain (loss)	(149)
Change in unrealized appreciation (depreciation)	130,237
Net purchases (sales)	(124,096)
Net transfers in and/out of Level 3	—
Balance as of 2/28/10	$289,173

U.S. High Yield Bond Fund
	Common	Corporate	Preferred
	Stock	Bonds	Stock	Totals
Balance as of 8/31/09	$125,003	$35,000	$127,000	$287,003
Accrued discounts/premiums	—	8,293	—	8,293
Realized gain (loss)	—	147	—	147
Change in unrealized appreciation
(depreciation)	(20,003)	(250)	(55,880)	(76,133)
Net purchases (sales)	—	—	—	—
Net transfers in and/out of Level 3	—	—	—	—
Balance as of 2/28/10	$105,000	$43,190	$71,120	$219,310

Value & Restructuring Fund
	Financials
Balance as of 8/31/09	$25,596
Accrued discounts/premiums	—
Realized gain (loss)	(231,767)
Change in unrealized appreciation
(depreciation)	234,061
Net purchases (sales)	(27,890)
Net transfers in and/out of Level 3	—
Balance as of 2/28/10	—

In order to value the securities, the Funds use the following valuation techniques. Equity securities held by the Funds are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value. JHCIT is a non stable value fund investing in short-term investments as part of a securities lending program.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Funds’ Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (NYSE). The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Repurchase Agreements The Funds may enter into repurchase agreements. When a Fund enters into a repurchase agreement it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Funds.

When-Issued/Delayed Delivery Securities The Funds may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Schedule of Securities Sold Short). At the time that the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the Funds’ net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Funds until payment takes place. At the time that the Funds enter into this type of transaction, the Funds are requiredtohave sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

357

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Term Loans Floating rate loans are generally subject to legal or contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss. Fees associated with loan amendments are accrued daily. At February 28, 2010, the Active Bond Fund and High Income Fund had $11,697 and $391,802 in unfunded loan commitments outstanding, respectively.

Loan participations and Assignments A Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled interest or principal payments on a term loan due to a default, bankruptcy or other reasons would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

Security Transactions and Related Investment Income Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date except for certain foreign dividends where the ex-date may have passed, which are recorded when the Fund becomes aware of the dividends. Interest income includes coupon interest and amortization/accretion of discounts/premiums on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. Certain Funds may be subject to foreign earnings and repatriation taxes which are accrued based upon net investment income, net realized gains or net unrealized appreciation.

Inflation Indexed Bonds Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted to a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities reduce interest income to the extent of income recorded in the current fiscal period. Excess amounts are recorded as an adjustment to cost.

Real Estate Investment Trusts From time to time, the Funds may invest in real estate investment trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

Securities Lending A Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Funds will invest its collateral in JHCIT, which is not a stable value fund. As a result, the Funds will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Funds may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral.

Foreign Currency Translation Assets, including investments and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized securities gains and losses is reflected as a component of securities gains and losses.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Stripped Securities Stripped mortgage backed securities are financial instruments that derive their value from other instruments so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Funds may fail to fully receive its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Funds may not receive all or part of its principal because the counterparty or issuer has defaulted on its obligation.

Line of Credit The Funds may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Funds and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. During the period ended February 28, 2010, there were no significant borrowings under the line of credit by the Funds. Effective March 31, 2010, the amount of the line of credit changed to $200 million.

Expenses The majority of expenses are directly attributable to an individual Fund. Expenses that are not readily attributable to a specific fund are allocated among all Funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the Funds’ relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class Allocations Income, common expenses, and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service (Rule 12b-1) fees, if any, are calculated daily for each class, based on the NAV of the class and the applicable specific expense rates.

358

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Federal Income Taxes The Funds intend to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Funds have a capital loss carryforward available, to offset future net realized capital gains. The following table details the capital loss carryforward available as of August 31, 2009.
		CAPITAL LOSS CARRYFORWARDS
		EXPIRING AT AUGUST 31
Fund	2014	2015	2016	2017

Active Bond Fund	—	—	—	$2,990,983
All Cap Core Fund	—	—	—	161,190,786
All Cap Growth Fund	—	—	—	1,084,487
All Cap Value Fund	—	—	—	4,959,533
Blue Chip Growth Fund	—	—	$30,360	201,660,850
Capital Appreciation Fund	$21,055	$15,745,631	7,209,640	158,945,659
Emerging Markets Value Fund	—	—	—	4,431,750
Equity-Income Fund	—	—	—	77,245,378
Fundamental Value Fund	—	—	—	67,420,909
Global Bond Fund	—	—	—	28,473,982
Global Real Estate Fund	—	—	9,668,659	49,590,388
High Income Fund	—	—	—	6,152,875
High Yield Fund	—	—	991,060	66,823,008
Index 500 Fund	—	—	—	15,771,272
International Equity Index Fund	—	—	—	3,637,697
International Opportunities Fund	—	—	—	124,967,978
International Value Fund	—	—	—	15,012,374
Investment Quality Bond Fund	—	—	—	3,399,479
Large Cap Fund	—	—	—	40,144,744
Large Cap Value Fund	—	—	2,565,968	78,527,943
Mid Cap Index Fund	—	—	—	2,614,050
Mid Cap Stock Fund	—	—	—	84,455,365
Mid Cap Value Equity Fund	—	—	—	1,586,750
Optimized Value Fund	—	—	6,372,104	216,637,523
Real Estate Equity Fund	—	—	—	9,589,346
Real Estate Securities Fund	—	—	—	6,783,480
Real Return Bond Fund	—	—	—	10,772,813
Small Cap Growth Fund	—	—	—	1,399,542
Small Cap Index Fund	—	—	—	868,942
Small Cap Opportunities Fund	—	—	869,705	13,904,174
Small Company Growth Fund	—	—	—	14,620,860
Small Company Value Fund	—	—	—	7,019,758
Smaller Company Growth Fund	—	—	—	486,270
Spectrum Income Fund	—	—	—	16,131,303
Strategic Bond Fund	—	521,499	—	626,128
U.S. High Yield Bond Fund	—	—	469,396	13,647,086
U.S. Multi Sector Fund	—	—	3,502,461	108,759,462
Value Fund	—	—	—	2,323,653
Value & Restructuring Fund	—	—	1,288,503	52,994,469
Vista Fund	—	—	—	9,624,048

359

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

As of August 31, 2009, the Funds have no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Funds’ federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on February 28, 2010, including short-term investments, for federal income tax purposes, were as follows:

				Net Unrealized
	Aggregate	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	(Depreciation)	(Depreciation)

Active Bond Fund	$661,425,578	$40,905,457	($33,459,232)	$7,446,225
All Cap Core Fund	520,360,486	63,787,093	(15,214,317)	48,572,776
All Cap Growth Fund	89,495,804	6,380,915	(7,039,956)	(659,041)
All Cap Value Fund	400,055,077	61,461,850	(6,008,017)	55,453,833
Alpha Opportunities Fund	790,855,489	79,822,175	(26,795,425)	53,026,750
Alternative Asset Allocation Fund	1,061,719	298,300	0	298,300
Blue Chip Growth Fund	1,747,860,796	399,290,822	(59,290,758)	340,000,064
Capital Appreciation Fund	1,343,290,663	263,750,101	(50,490,876)	213,259,225
Core Bond Fund	529,023,663	11,822,382	(2,545,171)	9,277,211
Core Diversified Growth & Income Portfolio	18,916,632	1,050,888	(139,290)	911,598
Core Fundamental Holdings Portfolio	10,050,251	669,948	(176,853)	493,095
Core Global Diversification Portfolio	17,291,209	294,530	(253,100)	41,430
Emerging Markets Debt Fund	15,245,957	140,395	(72,153)	68,242
Emerging Markets Value Fund	1,016,945,965	313,534,604	(64,171,291)	249,363,313
Equity-Income Fund	973,950,649	82,342,297	(105,678,062)	(23,335,765)
Fundamental Value Fund	1,501,313,649	195,015,267	(65,618,873)	129,396,394
Global Agribusiness Fund	2,014,874	442,296	(52,685)	389,611
Global Bond Fund	765,270,206	19,394,523	(47,508,480)	(28,113,957)
Global Infrastructure Fund	2,051,455	263,439	(96,454)	166,985
Global Real Estate Fund	368,028,075	68,893,983	(97,128,984)	(28,235,001)
Global Timber Fund	1,964,514	586,887	(38,721)	548,166
High Income Fund	547,787,132	63,061,148	(125,509,913)	(62,448,765)
High Yield Fund	1,016,171,923	66,856,555	(88,974,019)	(22,117,464)
Index 500 Fund	1,929,183,742	350,543,325	(128,092,410)	222,450,915
International Equity Index Fund	404,205,184	50,825,198	(47,656,190)	3,169,008
International Opportunities Fund	797,385,891	112,923,371	(66,070,595)	46,852,776
International Small Cap Fund	258,456,700	48,669,494	(41,586,307)	7,083,187
International Small Company Fund	157,921,797	14,039,193	(41,850,971)	(27,811,778)
International Value Fund	1,352,614,395	102,026,164	(203,426,030)	(101,399,866)
Investment Quality Bond Fund	195,261,898	7,969,139	(2,295,729)	5,673,410
Large Cap Fund	282,724,227	34,535,355	(24,946,981)	9,588,374
Large Cap Value Fund	574,302,730	59,580,073	(36,635,274)	22,944,799
Mid Cap Index Fund	656,054,922	77,943,510	(44,416,846)	33,526,664
Mid Cap Stock Fund	834,956,674	144,217,734	(17,413,759)	126,803,975
Mid Cap Value Equity Fund	182,052,375	36,683,762	(10,268,548)	26,415,214
Mid Value Fund	327,418,256	61,407,887	(3,580,432)	57,827,455
Optimized Value	313,881,736	31,883,595	(24,904,752)	6,978,843
Real Estate Equity Fund	322,227,829	67,727,436	(81,552,155)	(13,824,719)
Real Estate Securities Fund	358,803,919	33,096,329	(11,997,442)	21,098,887
Real Return Bond Fund	1,348,835,336	42,606,451	(43,270,979)	(664,528)
Short Term Government Income Fund	32,029,122	227,812	(59,489)	168,323
Small Cap Growth Fund	100,876,889	25,824,941	(3,657,236)	22,167,705
Small Cap Index Fund	127,764,931	32,864,780	(18,260,796)	14,603,984
Small Cap Opportunities Fund	106,618,497	25,410,203	(7,634,371)	17,775,832
Small Cap Value Fund	81,714,258	19,541,080	(365,521)	19,175,559
Small Company Growth Fund	162,917,203	24,964,901	(10,461,337)	14,503,564
Small Company Value Fund	460,584,052	66,070,742	(49,134,204)	16,936,538
Smaller Company Growth Fund	185,000,554	35,751,904	(5,392,283)	30,359,621
Spectrum Income Fund	825,492,952	47,785,125	(23,307,181)	24,477,944
Strategic Bond Fund	321,379,858	9,178,723	(43,134,002)	(33,955,279)
Total Bond Market Fund	558,171,291	21,771,656	(1,895,950)	19,875,706
Total Return Fund	2,373,189,946	47,176,161	(48,088,146)	(911,985)
U.S. Government Securities Fund	176,031,659	1,995,922	(15,672,108)	(13,676,186)
U.S. High Yield Bond Fund	704,243,094	43,122,614	(8,527,234)	34,595,380
U.S. Multi Sector Fund	987,725,371	103,222,049	(60,315,610)	42,906,439
Value Fund	124,620,667	21,476,636	(2,530,744)	18,945,892
Value & Restructuring Fund	547,236,683	133,656,094	(40,114,889)	93,541,205
Vista Fund	277,444,574	44,290,975	(2,770,119)	41,520,856

360

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Distribution of Income and Gains Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. The Funds generally declare and pay dividends and capital gain distributions, if any, annually, with the exception of Active Bond Fund, Core Bond Fund, Global Agribusiness Fund, Global Bond Fund, Global Infrastructure Fund, Global Timber Fund, High Income Fund, High Yield Fund, Investment Quality Bond Fund, Real Return Bond Fund, Spectrum Income Fund, Strategic Bond Fund, Total Bond Market Fund, Total Return Fund, U.S. Government Securities Fund and U.S. High Yield Bond Fund, which generally declare and pay dividends quarterly and capital gain distributions, if any, annually. The tax character of distributions for the year ended August 31, 2009 were as follows:

		2009 Distributions
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total

Active Bond Fund	$34,012,348	—	—	$34,012,348
All Cap Core Fund	7,244,316	$41,865	—	7,286,181
All Cap Growth Fund	301,962	991,460	—	1,293,422
All Cap Value Fund	788,351	2,409,045	—	3,197,396
Alpha Opportunities Fund	268,998	—	—	268,998
Alternative Asset Allocation Fund	—	—	—	—
Blue Chip Growth Fund	4,364,440	—	—	4,364,440
Capital Appreciation Fund	3,933,896	—	—	3,933,896
Core Bond Fund	11,962,010	—	—	11,962,010
Core Diversified Growth & Income Portfolio	47,109	—	—	47,109
Core Fundamental Holdings Portfolio	29,345	—	—	29,345
Core Global Diversification Portfolio	34,804	—	—	34,804
Emerging Markets Value Fund	21,646,182	—	—	21,646,182
Equity-Income Fund	28,088,333	57,190,163	—	85,278,496
Fundamental Value Fund	14,461,431	—	—	14,461,431
Global Agribusiness Fund	9,038	—	—	9,038
Global Bond Fund	109,510,063	1,362,975	—	110,873,038
Global Infrastructure Fund	23,775	—	—	23,775
Global Real Estate Fund	16,836,266	—	—	16,836,266
Global Timber Fund	8,883	—	—	8,883
High Income Fund	57,336,025	—	—	57,336,025
High Yield Fund	150,285,305	—	—	150,285,305
Index 500 Fund	19,525,474	1,984	—	19,527,458
International Equity Index Fund	8,410,085	981,866	—	9,391,951
International Opportunities Fund	8,031,464	—	—	8,031,464
International Small Cap Fund	6,805,850	30,285,300	—	37,091,150
International Small Company Fund	5,873,880	6,624,270	—	12,498,150
International Value Fund	44,157,796	31,822,867	—	75,980,663
Investment Quality Bond Fund	9,719,801	—	—	9,719,801
Large Cap Fund	4,770,863	—	—	4,770,863
Large Cap Value Fund	7,889,477	—	—	7,889,477
Mid Cap Index Fund	3,808,357	5,520,714	—	9,329,071
Mid Cap Stock Fund	143,548	—	—	143,548
Mid Cap Value Equity Fund	922,845	2,028,270	—	2,951,115
Mid Value Fund	—	—	—	—
Optimized Value Fund	12,717,195	—	—	12,717,195
Real Estate Equity Fund	6,681,025	322,418	—	7,003,443
Real Estate Securities Fund	2,120,432	761,425	—	2,881,857
Real Return Bond Fund	111,080,688	5,659,800	—	116,740,488
Short Term Government Income Fund	—	—	—	—
Small Cap Growth Fund	—	—	—	—
Small Cap Index Fund	1,185,763	2,170,170	—	3,355,933
Small Cap Opportunities Fund	1,800,830	—	—	1,800,830
Small Cap Value Fund	—	—	—	—
Small Company Growth Fund	—	—	—	—
Small Company Value Fund	3,278,459	8,220,270	—	11,498,729
Smaller Company Growth Fund	—	—	—	—
Spectrum Income Fund	52,240,259	5,857,978	—	58,098,237
Strategic Bond Fund	26,511,961	—	—	26,511,961
Total Bond Market Fund	11,789,910	—	—	11,789,910
Total Return Fund	148,674,669	28,166,221	—	176,840,890
U.S. Government Securities Fund	13,254,827	3,296,755	—	16,551,582
U.S. High Yield Bond Fund	44,730,410	—	—	44,730,410
U.S. Multi Sector Fund	14,280,412	—	—	14,280,412
Value Fund	228,535	—	—	228,535
Value & Restructuring Fund	5,685,628	—	—	5,685,628
Vista Fund	159,644	14,136,624	—	14,296,268

361

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Distributions paid by the Fund with respect to each series of shares are calculated in the same manner, at the same time and in the same amount, except for theeffectof expenses that may be applied differently to each class

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

3. DERIVATIVE INSTRUMENTS The Funds may invest in derivatives, including futures contract, forward foreign currency contracts, written and purchased options, and swap contracts, in order to meet its investment objectives. The Funds may use derivatives to manage against anticipated changes in securities markets, currency or interest rates, maintain diversification and liquidity, hedge or gain exposure to securities or indices, access certain securities markets, enhance potential gains, or manage duration.

The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose a Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or the Fund will succeed in enforcing them.

For more information on regarding the Fund’s use of derivatives, please refer to the Fund’s Prospectus and Statement of Additional Information.

Futures A future is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the fund’s initial investment.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.

The following table summarizes the contracts held at February 28, 2010 and the range of futures contracts notional amounts held by the Funds during period ended February 28, 2010. In addition the table details how the Funds used futures contracts during the period ended February 28, 2010.

Active Bond Fund
The Fund used futures to manage duration of the Fund. During the period ended February 28, 2010, the Fund held futures contracts with total notional values ranging from approximately $6.8 million to $9.4 million.
						UNREALIZED
		NUMBER		EXPIRATION	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Active Bond Fund	U.S. Treasury 30-Year Bond Futures	10	Long	Jun 2010	$1,176,875	$14,425
	U.S. Treasury 5-Year Note Futures	27	Short	Jun 2010	(3,130,313)	(20,959)
	U.S. Treasury 10-Year Note Futures	21	Short	Jun 2010	(2,467,172)	(26,637)

						($33,171)

All Cap Core Fund

The Fund used futures to gain exposure to certain securities markets and hedge against anticipated interest rate changes.

During the period ended February 28, 2010, the Fund held futures contracts with total notional values ranging from approximately $9.0 million to $48.0 million.
						UNREALIZED
		NUMBER		EXPIRATION	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

All Cap Core Fund	Russell 2000 Mini Index Futures	47	Long	Mar 2010	$2,951,130	($14,532)
	S&P 500 E Mini Index Futures	109	Long	Mar 2010	6,013,530	7,996

						($6,536)

Emerging Markets Debt Fund

The Fund used futures contracts to manage duration of the Fund. During the period ended February 28, 2010, the Fund held futures contracts with the total notional value as represented below.
						UNREALIZED
		NUMBER		EXPIRATION	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Emerging Markets Debt Fund	U.S. Treasury 10-Year Note Futures	10	Short	Jun 2010	($1,174,844)	($7,839)

						($7,839)

362

DERIVATIVE INSTRUMENTS, CONTINUED

Global Bond Fund

The Fund used futures contracts to enhance potential gain, manage duration of the Fund, hedge against anticipated interest rate changes, gain exposure to certain securi-
ties markets and maintain diversity and liquidity of the Fund. During the period ended February 28, 2010, the Fund held futures contracts with total notional values ranging from approximately $37.3 million to $271.5 million.

						UNREALIZED
		NUMBER		EXPIRATION	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Global Bond Fund	3-Month Canada Bankers’ Acceptance Futures	65	Long	Jun 2010	$15,361,980	$15,444
	3-Month EURIBOR Futures	267	Long	Jun 2010	90,185,753	63,113
	3-Year Australian Treasury Bond Futures	393	Long	Mar 2010	36,368,724	99,051
	10-Year Canada Government Bond Futures	93	Long	Jun 2010	10,533,872	101,369
	10-Year German Euro-BUND Futures	56	Long	Jun 2010	9,377,521	31,590
	10-Year Japan Government Bond Futures	22	Long	Mar 2010	34,634,926	118,971
	U.K. Long Gilt Bond Futures	62	Long	Jun 2010	10,815,097	108,322
	U.S. Treasury 10-Year Note Futures	394	Long	Jun 2010	46,288,844	349,500
	10-Year German Euro-BUND Futures	106	Short	Mar 2010	(17,962,481)	(64,951)

						$822,409

High Yield Fund

The Fund used futures contracts to hedge against anticipated interest rate changes.

During the period ended February 28, 2010, the Fund held futures contracts with total notional values as represented below.

						UNREALIZED
		NUMBER		EXPIRATION	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

High Yield Fund	U.S. Treasury Long-Term Bond Futures	95	Long	Jun 2010	$11,690,937	$339,230
	U.S. Treasury 5-Year Note Futures	381	Short	Jun 2010	(44,172,187)	(334,402)

						$4,828

Index 500 Fund

The Fund used futures contracts to gain exposure to certain securities markets.

During the period ended February 28, 2010, the Fund held futures contracts with total notional values ranging from approximately $28.9 million to $72.0 million.

						UNREALIZED
		NUMBER		EXPIRATION	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Index 500 Fund	S & P 500 Index Futures	261	Long	Mar 2010	$71,996,850	$57,391

						$57,391

International Equity Index Fund

The Fund used futures contracts to gain exposure to certain securities markets. During the period ended February 28, 2010, the Fund held futures contracts with total notional values ranging from approximately $16.4 million to $18.0 million.

						UNREALIZED
		NUMBER		EXPIRATION	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

International Equity Index Fund	ASX SPI 200 Index Futures	15	Long	Mar 2010	$1,546,954	($21,926)
	CAC 40 Index Futures	40	Long	Mar 2010	2,020,144	(72,432)
	DAX Index Futures	3	Long	Mar 2010	571,331	(24,186)
	FTSE 100 Index Futures	27	Long	Mar 2010	2,197,015	17,588
	FTSE JSE Top 40 Index Futures	20	Long	Mar 2010	618,556	(26,590)
	Hang Seng Index Futures	2	Long	Mar 2010	264,579	2,779
	IBEX 35 Index Futures	6	Long	Mar 2010	844,604	6,087
	MSCI Taiwan Index Futures	107	Long	Mar 2010	2,844,060	(48,052)
	OMX 30 Index Futures	52	Long	Mar 2010	692,867	13,511
	S&P TSE 60 Index Futures	18	Long	Mar 2010	2,325,870	4,680
	Topix Index Futures	41	Long	Mar 2010	4,111,768	(36,229)

						($184,770)

363

DERIVATIVE INSTRUMENTS, CONTINUED

Investment Quality Bond Fund

The Fund used futures contracts to enhance potential gain, manage duration of the Fund, hedge against anticipated interest rate changes and gain exposure to cer-
tain securities markets and maintain diversity and liquidity of the Fund. During the period ended February 28, 2010, the Fund held futures contracts with total notional values ranging from approximately $11.7 million to $23.7 million.

						UNREALIZED
		NUMBER		EXPIRATION	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Investment Quality Bond Fund	Australian Treasury 10-Year Bond Futures	68	Short	Mar 2010	($6,333,283)	$4,510
	U.S. Treasury 10-Year Note Futures	46	Short	Jun 2010	(5,404,281)	(16,642)

						($12,132)

Mid Cap Index Fund

The Fund used futures contracts to gain exposure to certain securities markets.
During the period ended February 28, 2010, the Fund held futures contracts with total notional values ranging from approximately $10.6 million to $17.0 million.

						UNREALIZED
		NUMBER		EXPIRATION	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Mid Cap Index Fund	S & P MidCap 400 E Mini Index Futures	230	Long	Mar 2010	$16,967,100	$408,518

						$408,518

Real Return Bond Fund
The Fund used futures contracts to enhance potential gain, manage duration of the Fund, hedge against anticipated interest rate changes, gain exposure to certain securities markets and maintain diversity and liquidity of the Fund. During the period ended February 28, 2010, the Fund held futures contracts with total notional values ranging from approximately $336.3 million to $440.2 million.
						UNREALIZED
		NUMBER		EXPIRATION	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Real Return Bond Fund	3-Month EURIBOR Futures	91	Long	Jun 2010	$30,737,466	$141,816
	3-Month Sterling Futures	66	Long	Dec 2010	12,433,671	9,301
	5-Year German Euro-BOBL Futures	387	Long	Mar 2010	62,344,476	1,098,334
	5-Year German Euro-BOBL Futures	102	Long	Jun 2010	16,227,711	14,052
	10-Year German Euro-BUND Futures	76	Long	Mar 2010	12,878,760	184,109
	10-Year German Euro-BUND Futures	46	Long	Jun 2010	7,702,964	22,168
	Eurodollar Futures	606	Long	Jun 2010	150,969,750	889,313
	Eurodollar Futures	173	Long	Sep 2010	43,027,263	61,663

						$2,420,756

Small Cap Index Fund
The Fund used futures contracts to gain exposure to certain securities markets.
During the period ended February 28, 2010, the Fund held futures contracts with total notional values ranging from approximately $0.3 million to $17.0 million.

						UNREALIZED
		NUMBER		EXPIRATION	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Small Cap Index Fund	Russell 2000 Mini Index Futures	57	Long	Mar 2010	$3,579,030	$68,279

						$68,279

Smaller Company Growth Fund
The Fund used futures contracts to gain exposure to certain securities markets.
During the period ended February 28, 2010, the Fund held futures contracts with total notional values ranging from approximately $0.7 million to $1.4 million.

						UNREALIZED
		NUMBER		EXPIRATION	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Smaller Company Growth Fund	Russell 2000 Mini Index Futures	18	Long	Mar 2010	$1,130,220	$11,104

						$11,104

364

DERIVATIVE INSTRUMENTS, CONTINUED

Spectrum Income Fund
The Fund used futures contracts to manage duration of the Fund, hedge against anticipated interest rate changes and manage exposure to foreign currencies. During the period ended February 28, 2010, the Fund held futures contracts with total notional values ranging from approximately $19.9 million to $30.0 million.

						UNREALIZED
		NUMBER		EXPIRATION	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Spectrum Income Fund	U.S. Treasury 10-Year Note Futures	1	Long	Jun 2010	$117,484	$141
	10-Year Canada Government Bond Futures	22	Short	Jun 2010	(2,491,884)	(24,045)
	Euro Currency Futures	6	Short	Mar 2010	(1,532,362)	90,007
	U.K. Long Gilt Bond Futures	5	Short	Jun 2010	(872,185)	(16,087)
	U.S. Treasury 2-Year Note Futures	14	Short	Jun 2010	(3,044,125)	(6,562)
	U.S. Treasury 10-Year Note Futures	100	Short	Jun 2010	(11,865,922)	(85,855)

						($42,401)

Strategic Bond Fund
The Fund used futures contracts to hedge against anticipated interest rate changes. During the period ended February 28, 2010, the Fund held futures contracts with total notional values ranging from approximately $89.0 million to $181.2 million.
						UNREALIZED
		NUMBER		EXPIRATION	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Strategic Bond Fund	Eurodollar Futures	51	Long	Mar 2010	$12,716,212	$120,411
	Eurodollar Futures	13	Long	Jun 2010	3,238,625	41,379
	Eurodollar Futures	14	Long	Sep 2010	3,481,975	40,538
	U.S. Treasury 5 -Year Note Futures	265	Long	Jun 2010	30,723,438	220,693
	U.S. Treasury Long-Term Bond Futures	89	Long	Jun 2010	10,952,563	253,781
	U.S. Treasury 10-Year Note Futures	14	Short	Mar 2010	(1,664,687)	(3,858)
	U.S. Treasury 10-Year Note Futures	223	Short	Jun 2010	(26,199,016)	(214,827)

						$458,117

Total Return Fund
The Fund used futures contracts to enhance potential gain, manage duration of the Fund, hedge against anticipated interest rate changes, gain exposure to certain securities markets and maintain diversity and liquidity of the Fund. During the period ended February 28, 2010, the Fund held futures contracts with total notional values ranging from approximately $935.0 million to $1.8 billion.
						UNREALIZED
		NUMBER		EXPIRATION	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Total Return Fund	3-Month EURIBOR Futures	68	Long	Mar 2010	$22,995,276	$241,680
	3-Month Sterling Futures	18	Long	Mar 2010	3,408,155	45,363
	3-Month Sterling Futures	162	Long	Jun 2010	30,645,608	106,444
	3-Month Sterling Futures	66	Long	Sep 2010	12,466,378	6,290
	3-Month Sterling Futures	57	Long	Dec 2010	10,738,171	8,596
	5-Year German Euro-BOBL Futures	663	Long	Mar 2010	106,807,203	1,500,976
	5-Year German Euro-BOBL Futures	181	Long	Jun 2010	28,796,233	(149,491)
	10-Year German Euro-BUND Futures	97	Long	Mar 2010	16,437,365	243,386
	10-Year German Euro-BUND Futures	57	Long	Jun 2010	9,544,977	27,505
	Eurodollar Futures	1159	Long	Mar 2010	288,982,163	3,500,250
	Eurodollar Futures	1788	Long	Jun 2010	445,435,500	1,787,431
	Eurodollar Futures	924	Long	Sep 2010	229,810,350	507,563
	Eurodollar Futures	963	Long	Dec 2010	238,811,963	946,188
	Eurodollar Futures	17	Long	Mar 2011	4,201,125	31,025
	Eurodollar Futures	17	Long	Jun 2011	4,185,400	31,450
	Eurodollar Futures	17	Long	Sep 2011	4,170,100	30,600
	Eurodollar Futures	17	Long	Dec 2011	4,155,438	29,538
	U.S. Treasury 2-Year Note Futures	169	Long	Mar 2010	36,913,297	152,563
	U.S. Treasury 2-Year Note Futures	1263	Long	Jun 2010	274,623,563	465,720
	U.S. Treasury 5-Year Note Futures	11	Long	Jun 2010	1,275,313	2,992
	U.S. Treasury 10-Year Note Futures	426	Long	Jun 2010	50,048,344	465,734

						$9,981,803

365

DERIVATIVE INSTRUMENTS, CONTINUED

U.S. Government Securities Fund
The Fund used futures contracts to hedge against anticipated interest rate changes. During the period ended February 28, 2010, the Fund held futures contracts with total notional values ranging from approximately $63.0 million to $109.2 million.

						UNREALIZED
		NUMBER		EXPIRATION	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

U.S. Government Securities Fund	Eurodollar Futures	8	Long	Jun 2010	$1,993,000	$30,264
	Eurodollar Futures	39	Long	Mar 2012	9,503,813	34,836
	U.S. Treasury 5-Year Note Futures	394	Long	Jun 2010	45,679,375	330,336
	U.S. Treasury Long-Term Bond Futures	4	Long	Jun 2010	492,250	14,831
	U.S. Treasury 10-Year Note Futures	4	Short	Mar 2010	(475,625)	(2,779)
	U.S. Treasury 10-Year Note Futures	41	Short	Jun 2010	(4,816,859)	(29,922)

						$377,566

U.S. Multi Sector Fund
The Fund used futures contracts to maintain diversity and liquidity of the Fund. During the period ended February 28, 2010, the Fund held futures contracts with total notional values ranging from approximately $19.4 million to $32.4 million.
						UNREALIZED
		NUMBER		EXPIRATION	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

U.S. Multi Sector Fund	S&P 500 E Mini Index Futures	588	Long	Mar 2010	$32,439,960	($65,756)

						($65,756)

Forward Foreign Currency Contracts A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the fund’s total return, and the potential for losses in excess of the fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

The following table summarizes the contracts held at February 28, 2010 and the range of contracts notional amounts held by the Funds during the period ended February 28, 2010. In addition the table details how the Funds used forward foreign currency contracts during the period ended February 28, 2010.

Alpha Opportunities Fund
The Fund used forward foreign currency contracts to hedge against anticipated currency exchange rate changes. During the period ended February 28, 2010, the
Fund held forward foreign currency contracts with total USD notional amounts as represented below.
		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT		UNREALIZED
		COVERED BY	COVERED BY	SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	DATE	(DEPRECIATION)

Alpha Opportunities Fund	BUYS

	Japanese Yen	15,263,000	$170,784	4/13/2010	$1,044
	Japanese Yen	145,386,000	1,637,211	4/13/2010	(481)
	Japanese Yen	88,358,000	969,795	7/20/2010	25,564

			$2,777,790		$26,127

	SELLS

	Japanese Yen	252,314,000	$2,801,994	4/13/2010	($38,513)
	Japanese Yen	79,425,000	886,242	6/23/2010	(8,309)
	Japanese Yen	88,358,000	962,327	7/20/2010	(33,032)
	Japanese Yen	84,878,000	925,858	8/20/2010	(30,516)

			$5,576,421		($110,370)

Emerging Markets Debt Fund
The Fund used forward foreign currency contracts to hedge against anticipated currency exchange rate changes. During the period ended February 28, 2010, the
Fund held forward foreign currency contracts with the total USD notional amount as represented below.
		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT		UNREALIZED
		COVERED BY	COVERED BY	SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	DATE	(DEPRECIATION)

Emerging Markets Debt Fund	SELLS

	Japanese Yen	17,859,700	$200,000	3/31/2010	($1,047)

			$200,000		($1,047)

366

DERIVATIVE INSTRUMENTS, CONTINUED

Global Bond Fund

The Fund used forward foreign currency contracts to enhance potential gain, hedge against anticipated currency exchange rate changes, gain exposure to foreign curren-
cies and to maintain diversity and liquidity of the Fund. During the period ended February 28, 2010, the Fund held foreign forward currency contracts with total USD notional amounts ranging from approximately $371.7 million to $539.3 million.
		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT		UNREALIZED
		COVERED BY	COVERED BY	SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	DATE	(DEPRECIATION)

Global Bond Fund	BUYS

	Brazilian Real	7,783,821	$4,444,850	4/5/2010	($165,321)
	Brazilian Real	1,349,139	713,000	4/5/2010	28,754
	Brazilian Real	1,303,278	688,000	4/5/2010	28,540
	Chilean Peso	11,892,800	24,182	1/12/2011	(1,337)
	Chinese Yuan Renminbi	4,691,609	688,000	3/16/2010	(806)
	Chinese Yuan Renminbi	2,693,645	397,000	3/16/2010	(2,454)
	Chinese Yuan Renminbi	6,521,690	1,057,000	5/17/2010	(101,926)
	Chinese Yuan Renminbi	7,353,720	1,188,000	5/17/2010	(111,079)
	Chinese Yuan Renminbi	14,650,396	2,162,000	6/7/2010	(16,365)
	Chinese Yuan Renminbi	9,277,713	1,369,000	6/7/2010	(10,225)
	Chinese Yuan Renminbi	8,863,910	1,342,000	11/16/2010	(39,167)
	Chinese Yuan Renminbi	17,373,551	2,583,428	11/17/2010	(29,728)
	Chinese Yuan Renminbi	1,101,161	166,000	11/17/2010	(4,143)
	Chinese Yuan Renminbi	1,121,146	169,000	11/17/2010	(4,205)
	Chinese Yuan Renminbi	2,206,548	332,336	11/17/2010	(8,001)
	Chinese Yuan Renminbi	8,149,566	1,236,000	11/17/2010	(38,113)
	Chinese Yuan Renminbi	13,851,583	2,064,319	11/17/2010	(28,306)
	Chinese Yuan Renminbi	12,461,799	1,870,000	1/10/2011	(33,253)
	Chinese Yuan Renminbi	21,261,657	3,187,000	1/10/2011	(53,241)
	Chinese Yuan Renminbi	8,914,448	1,337,000	1/10/2011	(23,098)
	Chinese Yuan Renminbi	6,108,610	920,000	1/10/2011	(19,651)
	Chinese Yuan Renminbi	2,747,745	427,000	6/15/2011	(16,886)
	Danish Krone	24,595,000	4,672,673	3/23/2010	(173,984)
	Euro	5,481,000	7,961,454	3/17/2010	(498,414)
	Euro	2,401,000	3,292,705	4/26/2010	(23,657)
	Euro	497,000	676,418	4/26/2010	265
	Euro	242,000	327,341	4/26/2010	2,150
	Indonesian Rupiah	12,406,800,000	1,176,000	9/17/2010	104,473
	Indonesian Rupiah	3,616,010,000	370,000	11/24/2010	(129)
	Indonesian Rupiah	3,502,800,000	360,000	11/24/2010	(1,709)
	Indonesian Rupiah	1,635,840,000	171,922	11/24/2010	(4,597)
	Indonesian Rupiah	3,361,850,000	350,187	11/24/2010	(6,314)
	Japanese Yen	18,015,484,000	200,869,732	3/16/2010	1,917,459
	Japanese Yen	72,034,000	789,328	3/16/2010	21,506
	Malaysian Ringgit	2,812	820	6/14/2010	1
	Malaysian Ringgit	19,866	5,802	10/12/2010	(29)
	Malaysian Ringgit	8,598	2,507	10/12/2010	(9)
	Mexican Peso	106,417	8,248	4/22/2010	32
	Mexican Peso	57,159	4,318	4/22/2010	130
	Mexican Peso	39,851,029	2,970,411	4/22/2010	130,473
	Norwegian Krone	27,154,000	4,685,278	3/23/2010	(94,457)
	Norwegian Krone	4,017,000	683,924	3/23/2010	(4,785)
	Philippine Peso	762,295	16,202	4/16/2010	250
	Pound Sterling	13,947,000	22,361,606	3/25/2010	(1,098,621)
	Pound Sterling	3,252,000	5,172,796	3/25/2010	(214,939)
	Pound Sterling	3,174,000	5,163,470	3/25/2010	(324,529)
	Pound Sterling	77,000	125,808	3/25/2010	(8,417)
	Pound Sterling	668,000	1,063,737	3/25/2010	(45,333)
	Pound Sterling	1,554,000	2,428,383	3/25/2010	(59,223)
	South Korean Won	326,948,000	278,017	3/8/2010	3,877
	South Korean Won	319,110,000	271,583	3/8/2010	3,554
	South Korean Won	319,554,000	272,193	3/8/2010	3,327
	South Korean Won	276,000,000	232,911	7/28/2010	5,821
	South Korean Won	547,312,545	461,277	7/28/2010	12,133
	South Korean Won	454,668,000	384,448	7/28/2010	8,827
	South Korean Won	1,088,298,000	924,402	8/27/2010	17,743
	South Korean Won	94,541,200	80,069	11/12/2010	1,847
	South Korean Won	724,877,000	618,019	11/12/2010	10,053
	South Korean Won	1,058,604,490	909,108	11/12/2010	8,123
	South Korean Won	151,138,000	130,000	11/12/2010	954
	South Korean Won	82,110,000	70,000	11/12/2010	1,144

367

DERIVATIVE INSTRUMENTS, CONTINUED

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT		UNREALIZED
		COVERED BY	COVERED BY	SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	DATE	(DEPRECIATION)

Global Bond Fund, continued	BUYS

	South Korean Won	791,491,500	$690,000	11/12/2010	($4,210)
	South Korean Won	402,885,000	350,000	11/12/2010	(919)
	Swedish Krona	25,472,000	3,539,548	3/23/2010	33,208
	Taiwan Dollar	166,185	5,228	6/10/2010	2
	Taiwan Dollar	195,300	6,140	6/10/2010	7
	Taiwan Dollar	214,735	6,767	6/10/2010	(8)
	Taiwan Dollar	27,000	863	10/12/2010	(5)
	Taiwan Dollar	79,805	2,546	10/12/2010	(9)

			$303,309,304		($926,949)

	SELLS

	Australian Dollar	32,327,943	$28,656,297	4/1/2010	($225,912)
	Brazilian Real	6,898,031	3,683,000	4/5/2010	(109,523)
	Brazilian Real	3,386,344	1,838,000	4/5/2010	(23,805)
	Canadian Dollar	10,468,000	10,039,321	4/6/2010	90,810
	Chinese Yuan Renminbi	1,128,717	166,000	3/16/2010	673
	Chinese Yuan Renminbi	4,049,989	596,000	3/16/2010	2,786
	Chinese Yuan Renminbi	2,206,548	324,373	3/16/2010	1,174
	Chinese Yuan Renminbi	13,875,410	1,932,508	5/17/2010	(99,487)
	Chinese Yuan Renminbi	3,446,070	510,000	6/7/2010	5,303
	Chinese Yuan Renminbi	6,215,330	920,000	6/7/2010	9,729
	Chinese Yuan Renminbi	9,649,710	1,445,000	11/17/2010	26,611
	Chinese Yuan Renminbi	4,622,560	692,000	11/17/2010	12,540
	Euro	547,000	739,047	3/4/2010	(5,774)
	Euro	38,073,000	54,672,828	3/23/2010	2,832,319
	Euro	1,219,000	1,674,265	4/26/2010	14,553
	Euro	9,546,000	13,085,572	4/26/2010	88,351
	Euro	7,433,000	10,176,343	4/26/2010	56,047
	Euro	2,641,000	3,691,797	4/26/2010	95,981
	Euro	31,907,000	45,188,608	4/26/2010	1,746,086
	Euro	1,603,000	2,209,174	4/26/2010	26,633
	Euro	952,000	1,327,148	4/26/2010	30,966
	Indian Rupee	304,865	6,257	3/25/2010	(344)
	Japanese Yen	60,000,000	666,824	3/16/2010	(8,552)
	Japanese Yen	447,811,000	4,909,589	3/16/2010	(131,093)
	Japanese Yen	659,425,000	7,250,046	4/16/2010	(173,778)
	Japanese Yen	1,561,450,000	17,054,217	8/24/2010	(540,147)
	Mexican Peso	7,585,684	580,500	4/22/2010	(9,756)
	Mexican Peso	13,551,709	1,036,000	4/22/2010	(18,484)
	New Zealand Dollar	59,000	40,740	4/1/2010	(372)
	Norwegian Krone	1,112,000	190,783	3/23/2010	2,782
	Norwegian Krone	2,630,000	449,973	3/23/2010	5,329
	Norwegian Krone	8,358,000	1,464,633	3/23/2010	51,578
	Norwegian Krone	3,857,000	653,893	3/23/2010	1,805
	Norwegian Krone	14,544,000	2,529,214	3/23/2010	70,317
	Pound Sterling	223,000	352,024	3/25/2010	12,048
	Pound Sterling	509,000	826,046	3/25/2010	50,047
	Pound Sterling	169,000	272,802	3/25/2010	15,152
	Pound Sterling	2,484,000	4,030,989	3/25/2010	243,991
	Pound Sterling	958,000	1,559,886	3/25/2010	99,361
	Pound Sterling	1,008,000	1,629,283	3/25/2010	92,530
	Pound Sterling	497,000	808,016	3/25/2010	50,311
	Singapore Dollar	5,454	3,930	3/17/2010	50
	South African Rand	92,876	11,779	7/28/2010	81
	South Korean Won	471,872,000	404,000	3/8/2010	(2,848)
	South Korean Won	493,740,000	422,000	3/8/2010	(3,702)
	South Korean Won	1,028,567,500	881,000	7/28/2010	(8,682)
	South Korean Won	1,542,443,500	1,322,000	7/28/2010	(12,171)
	South Korean Won	1,415,874,250	1,213,000	8/27/2010	(12,729)
	South Korean Won	598,671,000	513,000	8/27/2010	(5,272)
	South Korean Won	326,948,000	276,139	11/12/2010	(7,147)
	South Korean Won	319,110,000	269,689	11/12/2010	(6,804)
	South Korean Won	755,636,000	640,282	11/12/2010	(14,441)
	Swedish Krona	1,161,082	165,000	3/23/2010	2,144

			$236,000,815		$4,317,265

368

DERIVATIVE INSTRUMENTS, CONTINUED

High Income Fund

The Fund used forward foreign currency contracts to hedge against anticipated currency exchange rate changes. During the period ended February 28, 2010, the Fund held foreign forward currency contracts with total USD notional amounts ranging from approximately $1.2 million to $6.5 million.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT		UNREALIZED
		COVERED BY	COVERED BY	SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	DATE	(DEPRECIATION)

High Income Fund	SELLS

	Canadian Dollar	880,000	$831,703	3/31/2010	($4,632)
	Pound Sterling	255,000	410,996	3/31/2010	22,250

			$1,242,699		$17,618

High Yield Fund
The Fund used forward foreign currency contracts to hedge against anticipated currency exchange rate changes. During the period ended February 28, 2010 the
Fund held forward foreign currency exchange contracts with the total USD notional amount as represented below.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT		UNREALIZED
		COVERED BY	COVERED BY	SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	DATE	(DEPRECIATION)

High Yield Fund	SELLS

	Euro	2,008,733	$2,733,242	5/18/2010	($1,617)

			$2,733,242		($1,617)

International Equity Index Fund
The Fund used forward foreign currency contracts to gain exposure to foreign currencies. During the period ended February 28, 2010, the Fund held foreign forward currency contracts with total USD notional amounts ranging from approximately $11.4 million to $13.3 million.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT		UNREALIZED
		COVERED BY	COVERED BY	SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	DATE	(DEPRECIATION)

International Equity Index Fund	BUYS

	Australian Dollar	1,500,000	$1,307,408	3/31/2010	$32,851
	Canadian Dollar	1,800,000	1,712,932	3/31/2010	(2,246)
	Euro	2,300,000	3,296,958	3/31/2010	(165,296)
	Hong Kong Dollar	2,000,000	258,149	3/31/2010	(436)
	Japanese Yen	300,000,000	3,284,878	3/31/2010	92,234
	Pound Sterling	1,000,000	1,597,500	3/31/2010	(73,008)
	Swedish Krona	3,800,000	522,296	3/31/2010	10,708

			$11,980,121		($105,193)

Investment Quality Bond Fund
The Fund used forward foreign currency contracts to enhance potential gain, hedge against anticipated currency exchange rate changes and gain exposure to foreign currencies. During the period ended February 28, 2010, the Fund held foreign forward currency contracts with total USD notional amounts ranging from approximately $9.7 million to $20.4 million.
		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT		UNREALIZED
		COVERED BY	COVERED BY	SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	DATE	(DEPRECIATION)

Investment Quality Bond Fund	BUYS

	Brazilian Real	993,000	$553,203	3/17/2010	($5,284)
	Brazilian Real	992,000	547,856	3/17/2010	(489)
	Brazilian Real	675,000	382,003	3/17/2010	(9,551)
	Euro	769,000	1,058,075	3/17/2010	(10,989)
	Indian Rupee	39,622,000	856,766	3/31/2010	875
	Indian Rupee	39,623,000	856,010	3/31/2010	1,652
	Mexican Peso	12,521,000	954,058	3/17/2010	24,211
	Mexican Peso	5,290,000	404,604	3/17/2010	8,705
	Mexican Peso	14,994,000	1,148,890	3/17/2010	22,596
	Pound Sterling	1,360,000	2,208,429	3/17/2010	(134,918)
	Pound Sterling	230,000	372,103	3/17/2010	(21,435)
	Pound Sterling	230,000	372,474	3/17/2010	(21,806)
	South Korean Won	919,500,000	788,188	3/17/2010	4,698
	South Korean Won	919,500,000	794,728	3/17/2010	(1,842)
	Swedish Krona	2,646,000	371,462	3/17/2010	(333)

369

DERIVATIVE INSTRUMENTS, CONTINUED

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT		UNREALIZED
		COVERED BY	COVERED BY	SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	DATE	(DEPRECIATION)

Investment Quality Bond Fund,
continued	BUYS

	Swedish Krona	2,646,000	$371,280	3/17/2010	($151)
	Swedish Krona	2,606,000	365,667	3/17/2010	(149)

			$12,405,796		($144,210)

	SELLS

	Brazilian Real	2,148,000	$1,209,459	3/17/2010	$24,233
	Euro	769,000	1,131,276	3/17/2010	84,190
	Japanese Yen	173,050,000	1,924,715	3/17/2010	(23,192)
	Japanese Yen	70,850,000	786,654	3/17/2010	(10,856)
	Japanese Yen	135,250,000	1,507,183	3/17/2010	(15,235)
	Japanese Yen	33,050,000	365,432	3/17/2010	(6,590)
	Swedish Krona	7,898,000	1,082,291	3/17/2010	(25,486)

			$8,007,010		$27,064

Mid Cap Stock Fund
The Fund used forward foreign currency contracts to hedge against anticipated currency exchange rate changes. During the period ended February 28, 2010 the
Fund held forward foreign currency contracts with total USD notional amounts as represented below.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT		UNREALIZED
		COVERED BY	COVERED BY	SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	DATE	(DEPRECIATION)

Mid Cap Stock Fund	BUYS

	Japanese Yen	88,496,000	$996,565	4/13/2010	($293)
	Japanese Yen	307,412,000	3,410,359	4/13/2010	50,433
	Japanese Yen	140,665,000	1,564,561	4/13/2010	19,021

			$5,971,485		$69,161

	SELLS

	Japanese Yen	1,388,828,000	$15,362,547	4/13/2010	($272,638)

			$15,362,547		($272,638)

Real Return Bond Fund
The Fund used forward foreign currency contracts to enhance potential gain, hedge against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Fund. During the period ended February 28, 2010, the Fund held foreign forward currency contracts with total USD notional amounts ranging from approximately $45.4 million to $90.3 million.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT		UNREALIZED
		COVERED BY	COVERED BY	SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	DATE	(DEPRECIATION)

Real Return Bond Fund	BUYS

	Brazilian Real	915,000	$522,499	4/5/2010	($19,434)
	Canadian Dollar	407,242	385,222	4/6/2010	1,810
	Chinese Yuan Renminbi	1,856,775	273,800	3/29/2010	(1,877)
	Chinese Yuan Renminbi	3,238,505	478,356	3/29/2010	(4,080)
	Chinese Yuan Renminbi	1,527,578	226,140	3/29/2010	(2,428)
	Chinese Yuan Renminbi	6,549,653	970,588	3/29/2010	(11,398)
	Chinese Yuan Renminbi	1,469,600	217,300	3/29/2010	(2,079)
	Chinese Yuan Renminbi	13,700	2,027	3/29/2010	(21)
	Chinese Yuan Renminbi	8,892,425	1,311,000	6/7/2010	(8,653)
	Chinese Yuan Renminbi	3,728,007	548,721	6/7/2010	(2,732)
	Chinese Yuan Renminbi	1,601,334	236,359	6/7/2010	(1,835)
	Chinese Yuan Renminbi	11,576,874	1,707,000	6/7/2010	(11,500)
	Chinese Yuan Renminbi	13,506,000	2,000,000	6/7/2010	(21,968)
	Chinese Yuan Renminbi	2,752,903	415,000	11/17/2010	(10,357)
	Chinese Yuan Renminbi	7,103,518	1,072,124	11/17/2010	(27,994)
	Chinese Yuan Renminbi	2,792,374	422,000	11/17/2010	(11,555)
	Chinese Yuan Renminbi	1,698,150	256,000	11/23/2010	(6,331)
	Chinese Yuan Renminbi	5,578,020	840,000	1/10/2011	(17,855)
	Chinese Yuan Renminbi	9,959,700	1,500,000	1/10/2011	(32,038)

370

DERIVATIVE INSTRUMENTS, CONTINUED

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT		UNREALIZED
		COVERED BY	COVERED BY	SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	DATE	(DEPRECIATION)

Real Return Bond Fund, continued	BUYS

	Euro	11,000	$15,370	4/26/2010	($393)
	Malaysian Ringgit	4,795	1,399	6/14/2010	2
	Malaysian Ringgit	34,327	$10,025	10/12/2010	($50)
	Malaysian Ringgit	14,857	4,332	10/12/2010	(15)
	Mexican Peso	121,954,791	9,189,499	4/22/2010	300,033
	Mexican Peso	19,669,500	1,500,000	4/22/2010	30,521
	Pound Sterling	3,258,000	5,216,882	3/25/2010	(249,878)
	Singapore Dollar	4,262,790	3,000,000	6/16/2010	30,350
	Singapore Dollar	1,122,012	788,816	6/16/2010	8,804
	Singapore Dollar	13,992,017	9,940,000	6/16/2010	6,704
	Singapore Dollar	2,600,604	1,840,000	6/16/2010	8,729

			$44,890,459		($57,518)

	SELLS

	Australian Dollar	125,305	$111,073	4/1/2010	($876)
	Canadian Dollar	8,430,000	8,084,780	4/6/2010	73,131
	Chinese Yuan Renminbi	1,736,944	256,000	3/29/2010	1,626
	Chinese Yuan Renminbi	2,815,983	415,000	3/29/2010	2,602
	Chinese Yuan Renminbi	7,239,614	1,066,650	3/29/2010	6,415
	Chinese Yuan Renminbi	2,863,270	422,000	3/29/2010	2,677
	Chinese Yuan Renminbi	5,675,880	840,000	6/7/2010	8,735
	Chinese Yuan Renminbi	10,133,700	1,500,000	6/7/2010	15,861
	Euro	1,135,686	1,537,914	3/4/2010	(8,488)
	Euro	94,536	128,407	3/5/2010	(317)
	Euro	2,574,000	3,562,349	4/26/2010	57,756
	Euro	4,066,000	5,556,417	4/26/2010	20,412
	Euro	2,921,000	4,061,104	4/26/2010	84,058
	Euro	4,718,000	6,681,915	4/26/2010	258,189
	Euro	2,494,000	3,496,022	4/26/2010	100,352
	Japanese Yen	5,707,000	63,482	3/16/2010	(758)
	Philippine Peso	2,133,808	45,352	4/16/2010	(701)
	Pound Sterling	840,230	1,281,573	3/4/2010	408
	Pound Sterling	3,347,000	5,434,909	3/25/2010	332,219
	Swiss Franc	915,000	881,430	3/23/2010	29,559

			$45,426,377		$982,860

Spectrum Income Fund
The Fund used forward foreign currency contracts to hedge against anticipated currency exchange rate changes, gain exposure to foreign currencies, to maintain diversity and liquidity of the Fund and for risk management. During the period ended February 28, 2010, the Fund held foreign forward currency contracts with total USD notional amounts ranging from approximately $38.5 million to $106.7 million.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT		UNREALIZED
		COVERED BY	COVERED BY	SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	DATE	(DEPRECIATION)

Spectrum Income Fund	BUYS

	Australian Dollar	664,221	$584,694	5/18/2010	$5,744
	Brazilian Real	394,638	219,000	3/17/2010	(1,246)
	Brazilian Real	600,000	329,580	4/5/2010	299
	Chinese Yuan Renminbi	19,777,000	2,927,301	7/21/2010	(30,094)
	Chinese Yuan Renminbi	15,580,000	2,367,781	11/16/2010	(77,806)
	Chinese Yuan Renminbi	16,617,000	2,483,588	12/22/2010	(36,933)
	Czech Koruna	3,079,280	160,429	5/18/2010	1,187
	Euro	62,000	84,708	3/9/2010	(287)
	Euro	297,063	402,000	5/18/2010	2,446
	Hungarian Forint	6,290,068	30,988	5/18/2010	447
	Indian Rupee	87,960,000	1,928,744	4/12/2010	(26,752)
	Indian Rupee	66,423,760	1,456,000	4/20/2010	(20,803)
	Indian Rupee	45,000,000	963,391	5/11/2010	7,134
	Indian Rupee	35,686,440	764,000	5/18/2010	5,270
	Israeli Shekel	1,970,000	519,542	3/16/2010	1,655
	Japanese Yen	277,471,613	3,082,994	5/18/2010	41,373
	Malaysian Ringgit	3,316,433	975,143	3/22/2010	(2,120)
	Malaysian Ringgit	1,665,000	483,730	5/11/2010	3,563
	Mexican Peso	1,780,000	136,783	4/8/2010	1,954

371

DERIVATIVE INSTRUMENTS, CONTINUED

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT		UNREALIZED
		COVERED BY	COVERED BY	SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	DATE	(DEPRECIATION)

Spectrum Income Fund, continued	BUYS

	Mexican Peso	2,619,011	$202,000	4/21/2010	$1,815
	Norwegian Krone	3,076,768	534,194	3/18/2010	(13,898)
	Norwegian Krone	2,648,270	462,981	4/8/2010	(15,576)
	Norwegian Krone	6,240,911	1,048,112	5/18/2010	4,198
	Polish Zloty	349,942	117,292	5/18/2010	2,815
	Pound Sterling	300,000	486,864	4/8/2010	(29,542)
	Russian Ruble	32,000,000	1,045,752	5/11/2010	15,089
	Russian Ruble	26,696,280	872,000	5/18/2010	12,335
	Singapore Dollar	293,292	208,259	5/18/2010	263
	South Korean Won	690,000,000	591,361	3/16/2010	3,619
	South Korean Won	468,950,000	417,587	4/12/2010	(13,067)
	South Korean Won	1,044,345,420	918,000	4/15/2010	(17,098)
	South Korean Won	375,000,000	322,054	4/30/2010	1,513
	South Korean Won	1,599,182,900	1,376,000	5/18/2010	4,491
	Swedish Krona	7,231,320	1,020,842	4/8/2010	(6,530)
	Swedish Krona	8,017,548	1,106,876	5/18/2010	17,812
	Swiss Franc	1,055,163	978,861	5/18/2010	3,893
	Taiwan Dollar	7,100,000	222,014	3/22/2010	(285)
	Taiwan Dollar	21,385,000	679,104	4/8/2010	(10,310)
	Taiwan Dollar	18,510,000	582,809	5/24/2010	(1,117)
	Taiwan Dollar	16,385,600	532,000	11/16/2010	(9,864)

			$33,625,358		($174,413)

	SELLS

	Australian Dollar	960,000	$838,512	3/23/2010	($19,966)
	Brazilian Real	2,998,163	1,644,000	4/5/2010	(4,384)
	Brazilian Real	2,249,000	1,273,860	4/8/2010	38,063
	Brazilian Real	2,713,552	1,448,000	5/4/2010	(35,731)
	Canadian Dollar	729,407	695,229	5/18/2010	2,062
	Chinese Yuan Renminbi	19,777,000	2,915,672	7/21/2010	18,464
	Danish Krone	570,207	104,017	5/18/2010	(208)
	Euro	4,098,125	5,846,971	3/9/2010	266,816
	Euro	45,000	65,831	3/16/2010	4,558
	Euro	365,000	534,194	3/18/2010	37,203
	Euro	959,000	1,372,933	4/8/2010	67,182
	Euro	610,000	850,450	5/4/2010	19,924
	Euro	771,000	1,055,871	5/11/2010	6,154
	Euro	2,471,488	3,374,665	5/18/2010	9,770
	Israeli Shekel	1,970,000	516,288	3/16/2010	(4,909)
	Japanese Yen	76,500,000	845,005	3/23/2010	(16,127)
	Japanese Yen	53,175,000	589,916	4/26/2010	(8,765)
	Japanese Yen	16,289,745	183,000	5/18/2010	(425)
	Malaysian Ringgit	928,717	272,000	3/22/2010	(480)
	Mexican Peso	17,645,000	1,368,816	4/8/2010	(6,475)
	Mexican Peso	11,902,680	929,606	4/21/2010	3,326
	Mexican Peso	8,291,760	635,822	5/18/2010	(7,329)
	Pound Sterling	277,270	423,000	5/18/2010	443
	Pound Sterling	73,856	115,619	5/18/2010	3,063
	South African Rand	1,201,504	153,238	5/18/2010	(106)

			$28,052,515		$372,123

Strategic Bond Fund
The Fund used forward foreign currency contracts to hedge against anticipated currency exchange rate changes. During the period ended February 28, 2010, the
Fund held forward foreign currency exchange contracts with total USD notional amounts as represented below.
		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT		UNREALIZED
		COVERED BY	COVERED BY	SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	DATE	(DEPRECIATION)

Strategic Bond Fund	SELLS

	Euro	566,232	$784,297	5/18/2010	$13,380
	Japanese Yen	433,476,230	4,765,779	5/18/2010	(115,220)

			$5,550,076		($101,840)

372

DERIVATIVE INSTRUMENTS, CONTINUED

Total Return Fund

The Fund used forward foreign currency contracts to enhance potential gain, hedge against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Fund. During the period ended February 28, 2010, the Fund held foreign forward currency contracts with total USD notional amounts ranging from approximately $48.9 million to $176.0 million.
		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT		UNREALIZED
		COVERED BY	COVERED BY	SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	DATE	(DEPRECIATION)

Total Return Fund	BUYS

	Australian Dollar	3,849,566	$3,412,352	4/1/2010	$26,901
	Brazilian Real	6,121,571	3,495,644	4/5/2010	(130,016)
	Chinese Yuan Renminbi	2,096,807	310,500	3/29/2010	(3,425)
	Chinese Yuan Renminbi	2,101,712	310,500	3/29/2010	(2,706)
	Chinese Yuan Renminbi	12,801,390	1,893,000	3/29/2010	(18,249)
	Chinese Yuan Renminbi	1,628,515	245,000	8/25/2010	(6,384)
	Chinese Yuan Renminbi	2,048,662	308,000	8/25/2010	(7,822)
	Chinese Yuan Renminbi	16,478,674	2,462,500	8/25/2010	(47,979)
	Chinese Yuan Renminbi	37,882,425	5,632,500	8/25/2010	(81,817)
	Chinese Yuan Renminbi	12,688,822	1,887,000	8/25/2010	(27,783)
	Chinese Yuan Renminbi	3,190,714	481,000	11/17/2010	(12,004)
	Chinese Yuan Renminbi	8,238,466	1,243,420	11/17/2010	(32,466)
	Chinese Yuan Renminbi	3,242,330	490,000	11/17/2010	(13,417)
	Chinese Yuan Renminbi	1,970,121	297,000	11/23/2010	(7,345)
	Indonesian Rupiah	2,034,000,000	200,000	10/7/2010	9,370
	Indonesian Rupiah	14,242,773,500	1,410,000	10/7/2010	56,079
	Indonesian Rupiah	2,034,000,000	200,000	10/7/2010	9,370
	Indonesian Rupiah	4,171,986,000	420,000	10/7/2010	9,443
	Indonesian Rupiah	1,661,410,000	170,000	11/24/2010	(59)
	Indonesian Rupiah	1,556,800,000	160,000	11/24/2010	(760)
	Indonesian Rupiah	765,690,000	80,472	11/24/2010	(2,152)
	Indonesian Rupiah	1,500,100,000	156,254	11/24/2010	(2,813)
	Malaysian Ringgit	2,329,590	670,000	6/14/2010	10,678
	Malaysian Ringgit	2,329,255	670,000	6/14/2010	10,580
	Malaysian Ringgit	221,936	64,761	6/14/2010	86
	Malaysian Ringgit	480,312	140,000	10/12/2010	(424)
	Malaysian Ringgit	3,175,657	930,000	10/12/2010	(7,170)
	Malaysian Ringgit	1,538,260	449,258	10/12/2010	(2,247)
	Malaysian Ringgit	187,136	54,567	10/12/2010	(186)
	Mexican Peso	14,649,213	1,097,813	4/22/2010	42,070
	Mexican Peso	3,214,625	250,000	4/22/2010	136
	Philippine Peso	11,525,000	250,000	4/16/2010	(1,262)
	Pound Sterling	1,272,000	2,036,794	3/25/2010	(97,558)
	Singapore Dollar	426,346	307,000	3/17/2010	(3,743)
	Singapore Dollar	323,000	232,074	3/17/2010	(2,326)
	Singapore Dollar	174,254	125,264	3/17/2010	(1,318)
	Singapore Dollar	284,186	200,000	6/16/2010	2,023
	Singapore Dollar	554,493	399,433	6/16/2010	(5,252)
	Singapore Dollar	197,547	140,000	6/16/2010	433
	Singapore Dollar	155,471	110,000	6/16/2010	522
	South Korean Won	143,000,000	120,675	7/28/2010	3,016
	South Korean Won	284,171,817	239,501	7/28/2010	6,300
	South Korean Won	236,088,000	199,626	7/28/2010	4,583
	South Korean Won	1,896,158,000	1,591,137	8/27/2010	50,376
	South Korean Won	565,103,000	479,999	8/27/2010	9,213
	South Korean Won	281,786,500	238,650	11/12/2010	5,504
	South Korean Won	489,592,000	417,058	11/12/2010	7,150
	South Korean Won	1,325,530,433	1,138,965	11/12/2010	9,545
	South Korean Won	232,520,000	200,000	11/12/2010	1,468
	South Korean Won	117,300,000	100,000	11/12/2010	1,635
	South Korean Won	919,211,000	800,000	11/12/2010	(3,547)
	South Korean Won	448,929,000	390,000	11/12/2010	(1,024)
	Taiwan Dollar	5,507,997	173,289	6/10/2010	75
	Taiwan Dollar	6,471,100	203,455	6/10/2010	223
	Taiwan Dollar	7,116,277	224,241	6/10/2010	(255)
	Taiwan Dollar	892,000	28,521	10/12/2010	(167)
	Taiwan Dollar	2,647,946	84,464	10/12/2010	(293)

			$40,021,687		($247,190)

373

DERIVATIVE INSTRUMENTS, CONTINUED

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT		UNREALIZED
		COVERED BY	COVERED BY	SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	DATE	(DEPRECIATION)

Total Return Fund, continued	SELLS

	Canadian Dollar	2,801,000	$2,686,295	4/6/2010	$24,299
	Chinese Yuan Renminbi	2,015,127	297,000	3/29/2010	1,887
	Chinese Yuan Renminbi	3,263,826	481,000	3/29/2010	3,016
	Chinese Yuan Renminbi	8,396,307	1,237,071	3/29/2010	7,440
	Chinese Yuan Renminbi	3,324,650	490,000	3/29/2010	3,108
	Euro	10,750,000	15,437,000	3/23/2010	799,712
	Euro	4,056,000	5,510,672	4/26/2010	(11,717)
	Euro	9,242,000	12,584,027	4/26/2010	714
	Euro	10,459,000	14,275,881	4/26/2010	35,578
	Euro	2,164,000	3,064,787	4/26/2010	118,423
	Euro	4,022,000	5,504,677	4/26/2010	28,580
	Japanese Yen	372,464,000	4,143,092	3/16/2010	(49,464)
	Japanese Yen	5,180,000,000	57,864,164	3/29/2010	(446,763)
	Mexican Peso	438,150	33,087	4/22/2010	(1,006)
	Pound Sterling	1,374,000	2,217,929	3/25/2010	123,188
	Pound Sterling	993,000	1,591,501	3/25/2010	77,617
	Pound Sterling	421,000	655,956	3/25/2010	14,118
	Pound Sterling	4,843,000	7,864,136	3/25/2010	480,711

			$135,938,275		$1,209,441

Vista Fund
The Fund used forward foreign currency contracts to hedge against anticipated currency exchange rate changes. During the period ended February 28, 2010 the
Fund held forward foreign currency contracts with the total USD notional amount as represented below.
		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT		UNREALIZED
		COVERED BY	COVERED BY	SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	DATE	(DEPRECIATION)

Vista Fund	SELLS

	Pound Sterling	839,405	$1,294,463	3/31/2010	$14,796
			$1,294,463		$14,796

Options There are two types of options, a put option and a call option. Options are traded either over-the-counter or by means of an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Funds’ exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Funds’ exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange, movements in underlying security values, and for written options, potential losses in excess of the fund’s initial investment.

Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When the Funds purchase an option, the premium paid by the Funds are included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Funds realize a loss equal to the cost of the option. If the Funds enter into a closing sale transaction, the Funds realize a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. If the Funds exercise a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Funds exercise a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid.

During the six-month period ended February 28, 2010, the Funds used purchased options for the following reasons:

High Income Fund and Strategic Bond Fund used purchased options to hedge against anticipated currency exchange rates.

During the six-month period ended February 28, 2010, High Income Fund and Strategic Bond Fund used purchased options with market values ranging from approximately $200 to $2.2 million and $100 to $3,000, respectively.

374

DERIVATIVE INSTRUMENTS, CONTINUED

The following tables summarize the Funds’ written options activities during the six months ended February 28, 2010. In addition, the table details how the Funds used written option contracts during the six months ended February 28, 2010.

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED

Global Bond Fund
Outstanding, beginning of period	39,200,517	$542,201
Options written	267,500,940	2,672,952
Option closed	(40,101,149)	845,738
Options expired	(90,100,049)	669,200
Outstanding, end of period	176,500,259	$4,730,091

High Income Fund
Outstanding, beginning of period	196,000,000	$3,523,100
Options written	—	—
Options closed	—	—
Options expired	—	—
Outstanding, end of period	196,000,000	$3,523,100

Real Return Bond Fund
Outstanding, beginning of period	189,700,203	$2,090,655
Options written	345,800,216	2,821,822
Options closed	(195,900,114)	1,630,213
Options expired	(11,500,203)	116,305
Outstanding, end of period	328,100,102	$6,658,995

Strategic Bond Fund
Outstanding, beginning of period	169	$70,897
Options written	491	218,501
Options closed	(189)	95,467
Options expired	(139)	29,565
Outstanding, end of period	332	$414,430

Total Return Fund
Outstanding, beginning of period	277,500,000	$2,572,417
Options written	716,103,369	7,066,527
Options closed	(60,502,278)	1,246,470
Options expired	(277,900,642)	1,954,552
Outstanding, end of period	655,200,449	$12,839,966

U.S. Government Securities Fund
Outstanding, beginning of period	131	$95,479
Options written	206	96,955
Options closed	(160)	72,686
Options expired	(106)	83,104
Outstanding, end of period	71	$348,224

Options on Exchange-Traded Futures Contracts

Global Bond Fund

The Fund used written options to enhance potential gain, hedge against anticipated interest rate changes, gain exposure to certain securities markets and maintain diver-
sity and liquidity of the Fund.
		EXERCISE	EXPIRATION	NUMBER OF
FUND	NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Global Bond Fund	CALLS

	U.S. Treasury 10-Year Note Futures	$118.00	Mar 2010	57	$15,889	($30,281)
	U.S. Treasury 10-Year Note Futures	119.00	Apr 2010	57	14,998	(24,938)
	U.S. Treasury 10-Year Note Futures	119.00	May 2010	16	10,210	(10,210)

				130	$41,097	($65,429)

	PUTS

	Eurodollar Futures	$98.50	Mar 2010	105	$36,487	($656)
	U.S. Treasury 10-Year Note Futures	114.00	Apr 2010	8	4,855	(1,125)
	U.S. Treasury 10-Year Note Futures	114.00	May 2010	16	5,460	(5,460)

				129	$46,802	($7,241)

375

DERIVATIVE INSTRUMENTS, CONTINUED

Real Return Fund

The Fund used written options to enhance potential gain, hedge against anticipated interest rate changes, gain exposure to certain securities markets and maintain diver-
sity and liquidity of the Fund.

		EXERCISE	EXPIRATION	NUMBER OF
FUND	NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Real Return Bond Fund	CALLS

	U.S. Treasury 10-Year Note Futures	$119.00	Apr 2010	51	$27,763	($22,313)

				51	$27,763	($22,313)

	PUTS
	U.S. Treasury 10-Year Note Futures	$114.00	Apr 2010	51	$19,794	($7,172)

				51	$19,794	($7,172)

Strategic Bond Fund

The Fund used written options to hedge against anticipated interest rate changes.

		EXERCISE	EXPIRATION	NUMBER OF
FUND	NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Strategic Bond Fund	CALLS

	Eurodollar Futures	$99.000	Mar 2010	45	$29,709	($82,687)
	Eurodollar Futures	99.375	Jun 2010	35	15,974	(25,813)
	Eurodollar Futures	99.125	Sep 2010	23	17,175	(24,725)
	U.S. Treasury 10-Year Note Futures	119.000	May 2010	25	11,981	(17,187)
	U.S. Treasury 10-Year Note Futures	120.000	May 2010	17	6,851	(7,172)
	U.S. Treasury 10-Year Note Futures	121.000	May 2010	17	4,992	(4,250)

				162	$86,682	($161,834)
	PUTS

	Eurodollar Futures	$98.750	Mar 2010	27	$16,740	($169)
	Eurodollar Futures	98.875	Mar 2010	18	10,719	(113)
	Eurodollar Futures	99.375	Mar 2010	9	3,458	(56)
	Eurodollar Futures	99.000	Sep 2010	46	7,901	(6,325)
	Eurodollar Futures	99.125	Sep 2010	11	8,214	(1,925)
	U.S. Treasury 10-Year Note Futures	112.000	May 2010	25	15,091	(3,125)
	U.S. Treasury 10-Year Note Futures	113.000	May 2010	34	15,561	(6,906)

				170	$77,684	($18,619)

Total Return Fund

The Fund used written options to enhance potential gain, hedge against anticipated interest rate changes, gain exposure to certain securities markets and maintain diver-
sity and liquidity of the Fund.

		EXERCISE	EXPIRATION	NUMBER OF
FUND	NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Total Return Fund	Calls
	U.S. Treasury 10-Year Note Futures	$119.00	Apr 2010	65	$25,197	($28,438)
	U.S. Treasury 10-Year Note Futures	119.00	May 2010	27	17,229	(17,229)
	U.S. Treasury 30-Year Bond Futures	119.00	May 2010	36	34,363	(57,375)

				128	$76,789	($103,042)

	PUTS

	U.S. Treasury 10-Year Note Futures	$114.00	Apr 2010	258	$94,777	($36,281)
	U.S. Treasury 10-Year Note Futures	114.00	May 2010	27	9,214	(9,214)
	U.S. Treasury 30-Year Bond Futures	111.00	May 2010	36	29,535	(13,500)

				321	$133,526	($58,995)

376

DERIVATIVE INSTRUMENTS, CONTINUED

U.S. Government Securities Fund

The Fund used written options to hedge against anticipated interest rate changes.

		EXERCISE	EXPIRATION	NUMBER OF
FUND	NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

U.S. Government
Securities	CALLS

	Eurodollar Futures	$97.25	Mar 2010	14	$6,954	($8,575)
	Eurodollar Futures	99.38	Jun 2010	31	14,987	(22,863)
	Eurodollar Futures	99.25	Sep 2010	13	5,808	(10,725)

				58	$27,749	($42,163)

	PUTS
	Eurodollar Futures	$98.75	Sep 2010	13	$8,895	($1,056)

				13	$8,895	($1,056)

Foreign Currency Options

Global Bond Fund

The Fund used written options to enhance potential gain, hedge against anticipated interest rate changes, gain exposure to certain securities markets and maintain diver-
sity and liquidity of the Fund.
						USD
		EXERCISE	EXPIRATION	NOTIONAL		NOTIONAL
FUND	NAME OF ISSUER	PRICE	DATE	AMOUNT		AMOUNT	PREMIUM	VALUE

Global Bond Fund	Calls
	Euro versus U.S. Dollar	$1.91	Mar 2010	EUR	2,500,000	($3,404,126)	$16,476	($473)
	Euro versus U.S. Dollar	1.89	Mar 2010	EUR	2,800,000	(3,812,621)	24,400	(2,474)
	Euro versus U.S. Dollar	1.88	Mar 2010	EUR	2,400,000	(3,267,960)	27,106	(22,399)
	U.S. Dollar versus Brazilian Real	1.90	Mar 2010	USD	1,500,000	1,500,000	15,315	(2)
	U.S. Dollar versus Brazilian Real	2.10	Mar 2010	USD	1,500,000	1,500,000	30,195	(13)
	U.S. Dollar versus Brazilian Real	1.98	Mar 2010	USD	3,000,000	3,000,000	30,225	(1,560)
	U.S. Dollar versus Mexican Peso	14.95	Mar 2010	USD	1,700,000	1,700,000	32,980	(2)
	U.S. Dollar versus Mexican Peso	14.95	Mar 2010	USD	5,000,000	5,000,000	101,300	(5)
	U.S. Dollar versus Mexican Peso	16.25	Sep 2010	USD	3,000,000	3,000,000	82,200	(13,059)
	U.S. Dollar versus South Korean Won	1,250.00	Mar 2010	USD	3,300,000	3,300,000	47,822	(482)
	U.S. Dollar versus South Korean Won	1,250.00	Mar 2010	USD	1,400,000	1,400,000	16,660	(204)
	U.S. Dollar versus South Korean Won	1,500.00	Sep 2010	USD	3,000,000	3,000,000	33,225	(7,338)

					31,100,000	$12,915,293	$457,904	($48,011)

	PUTS

	Australian Dollar versus U.S. Dollar	$0.74	Mar 2010	AUD	3,500,000	$3,136,701	$41,696	($565)

					3,500,000	$3,136,701	$41,696	($565)

High Income Fund

The Fund used written options to hedge against anticipated currency exchange rate changes.
						USD
		EXERCISE	EXPIRATION	NOTIONAL		NOTIONAL
FUND	NAME OF ISSUER	PRICE	DATE	AMOUNT		AMOUNT	PREMIUM	VALUE

High Income Fund	CALLS

	U.S. Dollar versus Canadian Dollar	$1.30	Apr 2010	USD	98,000,000	$98,000,000	$1,715,000	($98)
	U.S. Dollar versus Canadian Dollar	1.30	Apr 2010	USD	98,000,000	98,000,000	1,808,100	(98)

					196,000,000	$196,000,000	$3,523,100	($196)

Real Return Bond Fund

The Fund used written options to enhance potential gain, hedge against anticipated interest rate changes, gain exposure to certain securities markets and maintain diver-
sity and liquidity of the Fund.
						USD
		EXERCISE	EXPIRATION	NOTIONAL		NOTIONAL
FUND	NAME OF ISSUER	PRICE	DATE	AMOUNT		AMOUNT	PREMIUM	VALUE

Real Return Bond Fund	CALLS

	U.S. Dollar versus Japanese Yen	$94.00	Apr 2010	USD	12,800,000	12,800,000	$58,880	($24,896)

					12,800,000	12,800,000	$58,880	($24,896)

	PUTS

	U.S. Dollar versus Japanese Yen	$88.00	Apr 2010	USD	12,800,000	12,800,000	$110,464	($173,658)

					12,800,000	12,800,000	$110,464	($173,658)

377

DERIVATIVE INSTRUMENTS, CONTINUED

Total Return Fund

The Fund used written options to enhance potential gain, hedge against anticipated interest rate changes, gain exposure to certain securities markets and maintain diver-
sity and liquidity of the Fund.
						USD
		EXERCISE	EXPIRATION	NOTIONAL		NOTIONAL
FUND	NAME OF ISSUER	PRICE	DATE	AMOUNT		AMOUNT	PREMIUM	VALUE

Total Return Fund	CALLS

	U.S. Dollar versus Japanese Yen	$94.00	Apr 2010	USD	20,500,000	20,500,000	$145,550	($39,873)

					20,500,000	20,500,000	$145,550	($39,873)

	PUTS

	U.S. Dollar versus Japanese Yen	$88.00	Apr 2010	USD	20,500,000	20,500,000	$160,925	($278,124)
					20,500,000	20,500,000	$160,925	($278,124)

Interest Rate Swaptions

Global Bond Fund

The Fund used written options to enhance potential gain and maintain diversity and liquidity of the Fund.
				PAY/
				RECEIVE					USD
			FLOATING	FLOATING	EXERCISE	EXPIRATION	NOTIONAL		NOTIONAL
FUND	NAME OF ISSUER	COUNTERPARTY	RATE INDEX	RATE	RATE	DATE	AMOUNT		AMOUNT	PREMIUM	VALUE

Global Bond Fund	CALLS

	10-Year Interest Rate Swap	Credit Suisse International	3 Month USD-LIBOR	Receive	3.25%	Apr 2010	USD	3,300,000	$3,300,000	$41,580	($3,166)
	10-Year Interest Rate Swap	Deutsche Bank AG	6 Month EUR-EURIBOR	Receive	4.43%	Apr 2010	EUR	3,300,000	4,493,446	14,710	(15,441)
	10-Year Interest Rate Swap	The Royal Bonk of Scotland PLC	3 Month USD-LIBOR	Receive	3.25%	Apr 2010	USD	9,900,000	9,900,000	116,400	(9,497)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	3.25%	Oct 2010	USD	43,300,000	43,300,000	290,110	(290,110)

								59,800,000	$60,993,446	$462,800	($318,214)

	PUTS

	10-Year Interest Rate Swap	Credit Suisse International	3 Month USD-LIBOR	Receive	4.25%	Apr 2010	USD	5,700,000	$5,700,000	$46,455	($10,324)
	10-Year Interest Rate Swap	Deutsche Bank AG	6 Month EUR-EURIBOR	Receive	5.45%	Apr 2010	EUR	3,300,000	4,493,446	9,491	(443)
	10-Year Interest Rate Swap	The Royal Bonk of Scotland PLC	3 Month USD-LIBOR	Receive	4.25%	Apr 2010	USD	15,200,000	15,200,000	132,970	(27,530)
	10-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	4.50%	Jun 2010	USD	8,000,000	8,000,000	75,000	(30,904)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	5.00%	Oct 2010	USD	43,300,000	43,300,000	346,400	(346,400)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	10.00%	Jul 2012	USD	6,600,000	6,600,000	39,600	(12,323)

								82,100,000	$83,293,446	$649,916	($427,924)

Real Return Bond Fund

The Fund used written options to enhance potential gain and maintain diversity and liquidity of the Fund.

				PAY/
				RECEIVE					USD
			FLOATING	FLOATING	EXERCISE	EXPIRATION	NOTIONAL		NOTIONAL
FUND	NAME OF ISSUER	COUNTERPARTY	RATE INDEX	RATE	RATE	DATE	AMOUNT		AMOUNT	PREMIUM	VALUE

Real Return
Bond Fund	CALLS

	7-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	2.75%	Apr 2010	USD	6,800,000	$6,800,000	$56,440	($4,113)
	10-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	3.25%	Apr 2010	USD	26,300,000	26,300,000	294,360	(25,230)
	10-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	3.25%	Apr 2010	USD	3,100,000	3,100,000	44,097	(2,974)
	10-Year Interest Rate Swap	BNP Paribas	3 Month USD-LIBOR	Receive	3.25%	Apr 2010	USD	18,000,000	18,000,000	172,800	(17,267)
	10-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	3.25%	Apr 2010	USD	7,100,000	7,100,000	102,550	(6,811)
	10-Year Interest Rate Swap	Citibank N.A	3 Month USD-LIBOR	Receive	3.50%	Jun 2010	USD	22,700,000	22,700,000	220,580	(175,042)
	10-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	3.25%	Aug 2010	USD	15,100,000	15,100,000	58,360	(86,771)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	3.25%	Oct 2010	USD	4,700,000	4,700,000	23,030	(33,587)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	3.25%	Oct 2010	USD	2,000,000	2,000,000	13,400	(13,400)

							105,800,000		$105,800,000	$985,617	($365,195)

	PUTS

	5-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	5.00%	Jun 2010	USD	13,000,000	$13,000,000	$136,500	($684)
	5-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	5.00%	Aug 2010	USD	26,000,000	26,000,000	280,136	(7,602)
	7-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	4.00%	Apr 2010	USD	6,800,000	6,800,000	29,240	(3,534)
	7-Year Interest Rate Swap	JP Morgan Chase Bank	3 Month USD-LIBOR	Receive	6.00%	Aug 2010	USD	5,000,000	5,000,000	41,457	(1,306)
	7-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	6.00%	Aug 2010	USD	12,300,000	12,300,000	96,700	(3,213)
	7-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	5.37%	Sep 2010	USD	17,000,000	17,000,000	279,890	(20,378)
	7-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3 Month USD-LIBOR	Receive	5.37%	Sep 2010	USD	5,000,000	5,000,000	160,750	(5,994)
	10-Year Interest Rate Swap	BNP Paribas	3 Month USD-LIBOR	Receive	5.00%	Apr 2010	USD	18,000,000	18,000,000	87,300	(871)
	10-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	4.25%	Apr 2010	USD	6,600,000	6,600,000	51,956	(11,954)
	10-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	4.25%	Apr 2010	USD	7,100,000	7,100,000	53,370	(12,859)
	10-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	4.25%	Apr 2010	USD	26,300,000	26,300,000	254,208	(47,634)
	10-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	4.50%	Jun 2010	USD	22,700,000	22,700,000	222,455	(87,690)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	6.00%	Aug 2010	USD	2,500,000	2,500,000	24,689	(1,437)
	10-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	4.75%	Aug 2010	USD	15,100,000	15,100,000	137,860	(101,887)

378

DERIVATIVE INSTRUMENTS, CONTINUED

				PAY/
				RECEIVE					USD
			FLOATING	FLOATING	EXERCISE	EXPIRATION	NOTIONAL		NOTIONAL
FUND	NAME OF ISSUER	COUNTERPARTY	RATE INDEX	RATE	RATE	DATE	AMOUNT		AMOUNT	PREMIUM	VALUE

Real Return
Bond Fund,
continued	PUTS

	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	5.00%	Oct 2010	USD	2,000,000	$2,000,000	$16,000	($16,000)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	5.00%	Oct 2010	USD	4,700,000	4,700,000	46,530	(36,323)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	10.00%	Jul 2012	USD	4,200,000	4,200,000	28,560	(7,842)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	10.00%	Jul 2012	USD	2,400,000	2,400,000	15,840	(4,481)

							196,700,000		$196,700,000	$1,963,441	($371,689)

Total Return Fund

The Fund used written options to enhance potential gain and maintain diversity and liquidity of the Fund.

				PAY/
				RECEIVE					USD
			FLOATING	FLOATING	EXERCISE	EXPIRATION	NOTIONAL		NOTIONAL
FUND	NAME OF ISSUER	COUNTERPARTY	RATE INDEX	RATE	RATE	DATE	AMOUNT		AMOUNT	PREMIUM	VALUE

Total Return Fund	CALLS

	7-Year Interest Rate Swap	Credit Suisse International	3 Month USD-LIBOR	Receive	2.75%	Apr 2010	USD	3,100,000	$3,100,000	($14,220)	($1,875)
	7-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	2.75%	Apr 2010	USD	400,000	400,000	(1,720)	(242)
	10-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	3.25%	Apr 2010	USD	11,400,000	11,400,000	(51,875)	(10,936)
	10-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	3.50%	Apr 2010	USD	17,800,000	17,800,000	(106,302)	(75,734)
	10-Year Interest Rate Swap	BNP Paribas	3 Month USD-LIBOR	Receive	3.25%	Apr 2010	USD	19,500,000	19,500,000	(70,200)	(18,706)
	10-Year Interest Rate Swap	Credit Suisse International	3 Month USD-LIBOR	Receive	3.25%	Apr 2010	USD	2,700,000	2,700,000	(27,270)	(2,590)
	10-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	3.25%	Apr 2010	USD	11,200,000	11,200,000	(110,665)	(10,744)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	3.25%	Apr 2010	USD	3,800,000	3,800,000	(34,200)	(3,645)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	3.50%	Apr 2010	USD	39,700,000	39,700,000	(193,239)	(168,911)
	10-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	3.50%	Jun 2010	USD	3,700,000	3,700,000	(31,450)	(28,531)
	10-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	3.50%	Jun 2010	USD	16,500,000	16,500,000	(165,000)	(127,233)
	10-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	3.25%	Aug 2010	USD	7,500,000	7,500,000	(28,500)	(43,098)
	10-Year Interest Rate Swap	BNP Paribas	3 Month USD-LIBOR	Receive	3.25%	Oct 2010	USD	22,100,000	22,100,000	(108,290)	(157,929)

							159,400,000		$159,400,000	($942,931)	($650,174)

Total Return Fund	PUTS

	5-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	5.00%	Jun 2010	USD	24,000,000	$24,000,000	($235,620)	($1,262)
	5-Year Interest Rate Swap	BNP Paribas	3 Month USD-LIBOR	Receive	5.00%	Jun 2010	USD	4,000,000	4,000,000	(36,700)	(210)
	-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	5.00%	Jun 2010	USD	11,000,000	11,000,000	(145,200)	(579)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	5.00%	Jun 2010	USD	15,000,000	15,000,000	(160,500)	(789)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	5.00%	Jun 2010	USD	11,000,000	11,000,000	(159,225)	(579)
	5-Year Interest Rate Swap	Merrill Lynch Capital Services	3 Month USD-LIBOR	Receive	5.80%	Jun 2010	USD	1,000,000	1,000,000	(5,625)	(11)
	5-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	5.50%	Aug 2010	USD	11,000,000	11,000,000	(85,467)	(3,216)
	5-Year Interest Rate Swap	JP Morgan Chase Bank	3 Month USD-LIBOR	Receive	5.50%	Aug 2010	USD	5,000,000	5,000,000	(53,955)	(1,462)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	5.50%	Aug 2010	USD	10,000,000	10,000,000	(77,719)	(2,924)
	7-Year Interest Rate Swap	Credit Suisse International	3 Month USD-LIBOR	Receive	4.00%	Apr 2010	USD	1,100,000	1,100,000	(13,530)	(572)
	7-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	4.00%	Apr 2010	USD	400,000	400,000	(3,480)	(208)
	7-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	6.00%	Aug 2010	USD	4,500,000	4,500,000	($31,275)	(1,175)
	7-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	6.00%	Aug 2010	USD	4,000,000	4,000,000	(31,355)	(1,045)
	7-Year Interest Rate Swap	JP Morgan Chase Bank	3 Month USD-LIBOR	Receive	6.00%	Aug 2010	USD	15,000,000	15,000,000	(123,488)	(3,918)
	7-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	6.00%	Aug 2010	USD	71,000,000	71,000,000	(540,854)	(18,545)
	10-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	4.25%	Apr 2010	USD	36,700,000	36,700,000	(841,233)	(66,471)
	10-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	5.00%	Apr 2010	USD	11,700,000	11,700,000	(66,500)	(566)
	10-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	4.25%	Apr 2010	USD	5,000,000	5,000,000	(71,424)	(9,056)
	10-Year Interest Rate Swap	BNP Paribas	3 Month USD-LIBOR	Receive	4.25%	Apr 2010	USD	22,500,000	22,500,000	(274,604)	(40,752)
	10-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	4.25%	Apr 2010	USD	8,500,000	8,500,000	(209,100)	(15,395)
	10-Year Interest Rate Swap	Credit Suisse International	3 Month USD-LIBOR	Receive	4.25%	Apr 2010	USD	2,700,000	2,700,000	(64,800)	(4,890)
	10-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	4.25%	Apr 2010	USD	26,300,000	26,300,000	(468,286)	(47,635)
	10-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	5.00%	Apr 2010	USD	1,900,000	1,900,000	(9,215)	(92)
	10-Year Interest Rate Swap	JP Morgan Chase Bank	3 Month USD-LIBOR	Receive	4.25%	Apr 2010	USD	1,500,000	1,500,000	(20,706)	(2,717)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	4.25%	Apr 2010	USD	9,000,000	9,000,000	(142,200)	(16,301)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	5.00%	Apr 2010	USD	4,400,000	4,400,000	(41,800)	(213)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	5.00%	Apr 2010	USD	8,500,000	8,500,000	(87,763)	(411)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.25%	Apr 2010	USD	1,000,000	1,000,000	(18,186)	(1,811)
	10-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	4.05%	Jun 2010	USD	3,700,000	3,700,000	(31,450)	(14,293)
	10-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	4.50%	Jun 2010	USD	16,500,000	16,500,000	(162,525)	(63,740)
	10-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	4.75%	Aug 2010	USD	7,500,000	7,500,000	(67,500)	(50,606)
	10-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	6.00%	Aug 2010	USD	3,000,000	3,000,000	(23,250)	(1,725)
	10-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	4.75%	Aug 2010	USD	7,000,000	7,000,000	(76,300)	(47,233)
	10-Year Interest Rate Swap	JP Morgan Chase Bank	3 Month USD-LIBOR	Receive	6.00%	Aug 2010	USD	6,000,000	6,000,000	(54,370)	(3,450)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	6.00%	Aug 2010	USD	26,000,000	26,000,000	(205,036)	(14,950)
	10-Year Interest Rate Swap	BNP Paribas	3 Month USD-LIBOR	Receive	5.00%	Oct 2010	USD	22,100,000	22,100,000	(218,790)	(170,795)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	10.00%	Jul 2012	USD	11,300,000	11,300,000	(68,083)	(21,098)

							430,800,000		$430,800,000	($4,927,114)	($630,695)

379

DERIVATIVE INSTRUMENTS, CONTINUED

Credit Default Swaptions

Total Return Fund

The Fund used written options to enhance potential gain and maintain diversity and liquidity of the Fund.
				PAY/
				RECEIVE					USD
			FLOATING	FLOATING	EXERCISE	EXPIRATION	NOTIONAL		NOTIONAL
FUND	NAME OF ISSUER	COUNTERPARTY	RATE INDEX	RATE	RATE	DATE	AMOUNT		AMOUNT	PREMIUM	VALUE

Total Return Fund	CALLS

	5-Year Credit Default Swap	Bank of America N.A.	CDX.IG13	Receive	0.80%	Jun 2010	USD	3,900,000	$3,900,000	$6,825	($6,055)
	5-Year Credit Default Swap	Barclays Bank PLC	CDX.IG13	Receive	0.80%	Jun 2010	USD	2,600,000	2,600,000	4,420	(4,036)
	5-Year Credit Default Swap	JP Morgan Chase Bank	CDX.IG13	Receive	0.80%	Jun 2010	USD	3,400,000	3,400,000	6,800	(5,278)
	5-Year Credit Default Swap	Morgan Stanley Capital Services, Inc.	DJ ITRAXX	Receive	0.70%	Jun 2010	USD	2,100,000	2,100,000	4,761	(4,369)

								12,000,000	$12,000,000	$22,806	($19,738)

	PUTS

	5-Year Credit Default Swap	Bank of America N.A.	CDX.IG13	Receive	1.30%	Jun 2010	USD	3,900,000	$3,900,000	$9,345	($8,764)
	5-Year Credit Default Swap	Barclays Bank PLC	CDX.IG13	Receive	1.30%	Jun 2010	USD	2,600,000	2,600,000	6,240	(5,843)
	5-Year Credit Default Swap	JP Morgan Chase Bank	CDX.IG13	Receive	1.30%	Jun 2010	USD	3,400,000	3,400,000	7,225	(7,640)
	5-Year Credit Default Swap	Morgan Stanley Capital Services, Inc.	DJ ITRAXX	Receive	1.40%	Jun 2010	USD	2,100,000	2,100,000	5,471	(3,176)

								12,000,000	$12,000,000	$28,281	($25,423)

Swaps The Funds may enter into interest rate, credit default, and other forms of swap agreements. Swap agreements are privately negotiated agreements between a Fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swaps are marked to market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as an unrealized appreciation/depreciation of swap contracts. The value of the swap will typically implicate collateral posting obligations by the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the Funds are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of Assets and Liabilities. A termination payment by the counterparty or the Funds is recorded as realized gain or loss, as well as, the net periodic payments received or paid by a Fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for the swap that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The Fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest Rate Swaps Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Funds settle accrued net interest receivable or payable under the swap contracts on a periodic basis.

The following table summarizes the contracts held at February 28, 2010 and the range of contracts notional amounts held by the Funds during the six month period ended February 28, 2010. In addition the table details how the Funds used interest rate swap contracts during the six months ended February 28, 2010.

Global Bond Fund

The Fund used interest rate swaps to enhance potential gain and income.

During the six month period ended February 28, 2010, the Fund held interest rate swaps with total USD notional amounts ranging approximately from $140.1 million to $301.1 million.

				USD	PAYMENTS	PAYMENTS		UNAMORTIZED	UNREALIZED
		NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	UPFRONT	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	PAYMENT	(DEPRECIATION)	VALUE

Global Bond Fund
	Bank of America N.A.	3,250,000,000	JPY	$35,091,508	6 Month LIBOR	Fixed 1.000%	Jun 2011	$191,489	$6,789	$198,278
	Bank of America N.A.	830,000,000	JPY	9,057,082	6 Month LIBOR	Fixed 1.500%	Jun 2020	(50,498)	68,560	18,062
	Credit Suisse	12,100,000	AUD	10,886,973	3 Month BBR-BBSW	Fixed 5.750%	Dec 2012	1,448	15,970	17,418
	Deutsche Bank AG	4,000,000,000	JPY	41,627,641	6 Month LIBOR	Fixed 1.000%	Jun 2011	152,924	91,110	244,034
	Deutsche Bank AG	3,700,000	EUR	4,862,727	6 Month EURIBOR	Fixed 3.000%	Sep 2012	20,397	93,868	114,265
	Goldman Sachs	34,900,000	AUD	31,401,270	3 Month BBR-BBSW	Fixed 5.750%	Dec 2012	(5,558)	55,789	50,231
	JP Morgan Chase Bank	12,000,000	EUR	15,901,201	6 Month EURIBOR	Fixed 3.000%	Sep 2012	80,309	290,281	370,590
	JP Morgan Chase Bank	4,300,000	CAD	4,106,776	3 Month BA-CDOR	Fixed 5.800%	Dec 2023	23,350	(7,373)	15,977
	The Royal Bank of Scotland PLC	10,170,000,000	JPY	110,759,269	6 Month LIBOR	Fixed 1.000%	Jun 2011	606,250	14,206	620,456
	The Royal Bank of Scotland PLC	4,900,000	CAD	4,714,031	3 Month CBK	Fixed 3.750%	Jun 2020	(96,166)	94,541	(1,625)
	The Royal Bank of Scotland PLC	260,000,000	JPY	2,788,802	6 Month LIBOR	Fixed 1.500%	Jun 2020	(12,488)	18,146	5,658

				$271,197,280				$911,457	$741,887	$1,653,344

380

DERIVATIVE INSTRUMENTS, CONTINUED

Investment Quality Bond Fund

The Fund used interest rate swaps to enhance potential gain, gain exposure to certain market securities, manage duration of the Fund, and hedge against anticipated interest rate changes.

During the six month period ended February 28, 2010, the Fund held interest rate swaps with total USD notional amounts ranging from approximately $3.4 million to
$44.1 million.

				USD	PAYMENTS	PAYMENTS		UNAMORTIZED	UNREALIZED
		NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	UPFRONT	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	PAYMENT	(DEPRECIATION)	VALUE

Investment Quality Bond Fund
	JP Morgan Chase Bank	35,091,508	USD	$35,091,508	Fixed 4.3175%	3 MONTH LIBOR	Dec 2028	—	($42,150)	($42,150)
	JP Morgan Chase Bank	9,057,082	USD	9,057,082	Fixed 4.3175%	3 MONTH LIBOR	Jul 2039	—	143,131	143,131

			$44,148,590					—	$100,981	$100,981

Real Return Bond Fund

The Fund used interest rate swaps to enhance potential gain.

During the six month period ended February 28, 2010, the Fund held interest rate swaps with total USD notional amounts ranging from approximately $63.3 million to
$86.9 million.

				USD	PAYMENTS	PAYMENTS		UNAMORTIZED	UNREALIZED
		NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	UPFRONT	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	PAYMENT	(DEPRECIATION)	VALUE

Real Return Bond Fund
	Barclays Bank PLC	16,243,776	BRL	$11,120,393	CDI	Fixed 10.680%	Jan 2012	($85,734)	($127,874)	($213,608)
	Barclays Bank PLC	4,093,234	BRL	3,603,604	CDI	Fixed 12.285%	Jan 2013	20,715	19,996	40,711
	BNP Paribas	2,200,000	EUR	2,614,040	FRCPXTOB	Fixed 2.040%	Feb 2011	—	96,890	96,890
	BNP Paribas	3,600,000	EUR	4,757,399	FRCPXTOB	Fixed 1.988%	Dec 2011	—	124,687	124,687
	Goldman Sachs	21,143,266	BRL	18,417,873	CDI	Fixed 11.890%	Jan 2013	19,124	(22,906)	(3,782)
	HSBC Bank	4,914,994	BRL	3,819,549	CDI	Fixed 11.670%	Jan 2012	53,400	42,024	95,424
	JP Morgan Chase Bank	2,700,000	EUR	3,428,053	FRCPXTOB	Fixed 2.028%	Oct 2011	—	119,359	119,359
	JP Morgan Chase Bank	1,370,188	BRL	1,189,189	CDI	Fixed 12.170%	Jan 2013	9,342	211	9,553
	Morgan Stanley Capital Services, Inc.	6,726,088	BRL	4,763,208	CDI	Fixed 10.115%	Jan 2012	(77,530)	(217,938)	(295,468)
	Morgan Stanley Capital Services, Inc.	4,401,071	BRL	3,444,250	CDI	Fixed 11.600%	Jan 2012	28,602	50,198	78,800
	Morgan Stanley Capital Services, Inc.	3,763,088	BRL	3,222,342	CDI	Fixed 11.980%	Jan 2013	—	5,845	5,845
	UBS AG	2,300,000	EUR	2,908,694	FRCPXTOB	Fixed 2.095%	Oct 2011	—	114,674	114,674

				$63,288,594				($32,081)	$205,166	$173,085
Strategic Bond Fund

The Fund used interest rate swaps to hedge against anticipated interest rate changes.

During the six month period ended February 28, 2010, the Fund held interest rate swaps with total USD notional amount as represented below.

				USD	PAYMENTS	PAYMENTS		UNAMORTIZED	UNREALIZED
		NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	UPFRONT	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	PAYMENT	(DEPRECIATION)	VALUE

Strategic Bond Fund
	JP Morgan Chase Bank	1,647,000	USD	$1,647,000	Fixed 0.000%	3 Month LIBOR	Feb 2025	$3,898	($9,479)	($5,581)
	Morgan Stanley Capital Services, Inc.	2,970,000	USD	2,970,000	Fixed 0.000%	3 Month LIBOR	Feb 2025	7,332	(25,332)	(18,000)
	Morgan Stanley Capital Services, Inc.	2,860,000	USD	2,860,000	Fixed 0.000%	4 Month LIBOR	Nov 2027	—	(10,419)	(10,419)

				$7,477,000				$11,230	($45,230)	($34,000)
Total Return Fund

The Fund used interest rate swaps to enhance potential gain.

During the six month period ended February 28, 2010, the Fund held interest rate swaps with total USD notional amounts ranging from $578.6 million to $828.6 million.

				USD	PAYMENTS	PAYMENTS		UNAMORTIZED	UNREALIZED
		NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	UPFRONT	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	PAYMENT	(DEPRECIATION)	VALUE

Total Return Fund
	Bank of America N.A.	15,100,000	USD	$15,100,000	3 Month LIBOR	Fixed 3.000%	Dec 2010	$251,552	$153,706	$405,258
	Barclays Bank PLC	687,683	BRL	383,992	CDI	Fixed 10.600%	Jan 2012	—	(1,630)	(1,630)
	Barclays Bank PLC	70,500,000	EUR	103,929,304	6 Month EURIBOR	Fixed 3.000%	Jun 2015	219,229	1,494,094	1,713,323
	BNP Paribas	3,500,000	EUR	5,117,176	6 Month EURIBOR	Fixed 4.5%	Mar 2014	(43,771)	615,243	571,472
	Citibank N.A	2,800,000	EUR	3,806,131	6 Month EURIBOR	Fixed 3.500%	Jun 2020	9,352	7,200	16,552
	Deutche Bank AG	2,500,000	AUD	1,774,875	3 Month BBR-BBSW	Fixed 4.500%	Jun 2011	6,798	(14,826)	(8,028)
	Deutche Bank AG	100,800,000	EUR	151,178,714	6 Month EURIBOR	Fixed 3.000%	Jun 2015	87,456	2,362,232	2,449,688
	Goldman Sachs	3,179,162	BRL	2,290,076	CDI	Fixed 10.990%	Jan 2012	7,384	(646)	6,738
	Goldman Sachs	227,932	BRL	157,522	CDI	Fixed 10.835%	Jan 2012	212	364	576
	Goldman Sachs	16,549,640	BRL	14,275,191	CDI	Fixed 11.890%	Jan 2013	6,547	(9,507)	(2,960)

381

DERIVATIVE INSTRUMENTS, CONTINUED

				USD	PAYMENTS	PAYMENTS		UNAMORTIZED	UNREALIZED
		NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	UPFRONT	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	PAYMENT	(DEPRECIATION)	VALUE

Total Return Fund, continued
	Goldman Sachs	81,800,000	EUR	$123,001,033	6 Month EURIBOR	Fixed 3.000%	Jun 2015	$163,990	$1,823,951	$1,987,941
	HSBC Bank	346,131	BRL	318,167	CDI	Fixed 14.765%	Jan 2012	2,249	35,620	37,869
	HSBC Bank	1,069,471	BRL	597,321	CDI	Fixed 10.610%	Jan 2012	—	(2,323)	(2,323)
	HSBC Bank	2,700,883	BRL	1,976,393	CDI	Fixed 11.360%	Jan 2012	16,337	478	16,815
	HSBC Bank	12,711,130	BRL	10,944,170	CDI	Fixed 11.890%	Jan 2013	1,063	(3,336)	(2,273)
	HSBC Bank	517,782	BRL	550,055	CDI	Fixed 12.540%	Jan 2014	6,488	1,593	8,081
	HSBC Bank	69,500,000	MXN	5,326,691	TIIE-Banxico	Fixed 7.330%	Jan 2015	30,740	13,201	43,941
	JP Morgan Chase Bank	458,456	BRL	255,995	CDI	Fixed 10.600%	Jan 2012	—	(1,087)	(1,087)
	JP Morgan Chase Bank	1,121,063	BRL	990,099	CDI	Fixed 12.170%	Jan 2013	7,820	(4)	7,816
	JP Morgan Chase Bank	2,316,973	BRL	2,370,490	CDI	Fixed 12.200%	Jan 2014	(859)	3,582	2,723
	Merrill Lynch Capital Services, Inc.	5,691,864	BRL	3,936,605	CDI	Fixed 11.980%	Jan 2012	—	168,887	168,887
	Merrill Lynch Capital Services, Inc.	1,107,620	BRL	1,012,701	CDI	Fixed 14.765%	Jan 2012	4,538	116,642	121,180
	Merrill Lynch Capital Services, Inc.	2,346,524	BRL	1,717,452	CDI	Fixed 10.990%	Jan 2012	6,321	(1,348)	4,973
	Morgan Stanley Capital Services, Inc.	71,800,000	USD	71,800,000	3 Month LIBOR	Fixed 3.000%	Dec 2010	1,198,839	728,148	1,926,987
	Paribas Corp	3,898,470	BRL	2,874,313	CDI	Fixed 11.390%	Jan 2012	—	(4,238)	(4,238)
	Paribas Corp	1,057,889	BRL	1,094,901	CDI	Fixed 12.110%	Jan 2014	—	(3,044)	(3,044)
	he Royal Bank of Scotland PLC	700,000	USD	700,000	3 Month LIBOR	Fixed 4.000%	Dec 2014	14,356	39,712	54,068
	UBS AG	33,700,000	AUD	23,967,444	3 Month BBR-BBSW	Fixed 4.500%	Jun 2011	18,160	(126,377)	(108,217)
	UBS AG	2,996,667	BRL	2,182,691	CDI	Fixed 11.420%	Jan 2012	—	(1,922)	(1,922)
	UBS AG	6,804,532	BRL	4,551,967	CDI	Fixed 10.575%	Jan 2012	(73,892)	(109,790)	(183,682)
	UBS AG	21,000,000	AUD	17,396,404	6 Month BBR-BBSW	Fixed 6.000%	Sep 2012	—	260,314	260,314
	UBS AG	1,187,704	BRL	1,042,238	CDI	Fixed 12.070%	Jan 2013	4,734	355	5,089
	UBS AG	1,133,092	BRL	989,446	CDI	Fixed 11.880%	Jan 2013	—	(1,161)	(1,161)
	UBS AG	945,503	BRL	986,842	CDI	Fixed 12.250%	Jan 2014	4,991	(1,487)	3,504

			$578,596,399					$1,950,634	$7,542,596	$9,493,230

Credit Default Swaps Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by “the Buyer”), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agrees to remedies that are specified within the credit default agreement. The Fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the Fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit.

The following table summarizes the contracts held at February 28, 2010 and the range of contracts notional amounts held by the Funds during the six month period ended February 28, 2010. In addition the table details how the Funds used credit default swap contracts as a buyer of protection during the six month period February 28, 2010.

Global Bond Fund

The Fund used credit default swaps to enhance potential gain, to take a long position in the exposure to the reference credit, hedge against potential credit events and gain exposure to a security or credit index. During the six month period ended February 28, 2010, the Fund held credit default swaps with total USD notional amounts ranging from approximately $112.1 million to $152.4 million.

					USD	(PAY)/		UNAMORTIZED	UNREALIZED
			NOTIONAL		NOTIONAL	RECEIVED	MATURITY	UPFRONT	APPRECIATION	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	AMOUNT	CURRENCY	AMOUNT	FIXED RATE	DATE	PAYMENT	(DEPRECIATION)	VALUE

Global Bond Fund
	Bank of America N.A.	McKesson Corp.	600,000	USD	$600,000	(0.380)%	Mar 2017	—	$5,405	$5,405
	Bank of America N.A.	Vivendi	2,000,000	USD	2,000,000	(1.280)%	Jun 2013	—	(30,011)	(30,011)
	Bank of America N.A.	Intuit, Inc.	2,000,000	USD	2,000,000	(1.380)%	Mar 2017	—	(111,091)	(111,091)
	Bank of America N.A.	Xstrata Canada Corp.	3,000,000	USD	3,000,000	(0.910)%	Jun 2012	—	(17,741)	(17,741)
	Bank of America N.A.	Lafarge	2,000,000	USD	2,000,000	(1.690)%	Sep 2016	—	26,008	26,008
	Bank of America N.A.	Rio Tinto Alcan, Inc.	700,000	USD	700,000	(0.290)%	Mar 2011	—	(1,054)	(1,054)
	Bank of America N.A.	CBS Corp.	1,800,000	USD	1,800,000	(1.000)%	Jun 2019	$217,903	(123,322)	94,581
	Barclays Bank PLC	XL Capital Ltd.	300,000	USD	300,000	(0.310)%	Mar 2012	—	2,733	2,733
	Barclays Bank PLC	CDX.NA.IG.8	21,199,200	USD	21,199,200	(0.600)%	Jun 2017	217,577	663,835	881,412
	Barclays Bank PLC	Southwest Airlines Company	500,000	USD	500,000	(0.640)%	Mar 2017	—	29,695	29,695
	Barclays Bank PLC	Norfolk Southern	2,000,000	USD	2,000,000	(0.450)%	Sep 2014	—	4,055	4,055
	Barclays Bank PLC	Citigroup, Inc.	4,300,000	USD	4,300,000	(0.870)%	Jun 2018	—	371,957	371,957
	Bear Stearns	Loews Corp.	200,000	USD	200,000	(0.330)%	Mar 2016	—	3,424	3,424
	Bear Stearns	CNA Financial Corp.	500,000	USD	500,000	(0.440)%	Sep 2011	—	8,539	8,539
	Bear Stearns	Sprint Nextel Corp.	1,000,000	USD	1,000,000	(1.065)%	Dec 2016	—	210,992	210,992
	BNP Paribas	JP Morgan Chase & Company	1,800,000	USD	1,800,000	(0.737)%	Mar 2018	—	4,335	4,335
	BNP Paribas	The Bear Stearns Companies, Inc.	2,000,000	USD	2,000,000	(2.180)%	Mar 2018	—	(203,098)	(203,098)
	BNP Paribas	D.R. Horton, Inc.	800,000	USD	800,000	(4.030)%	Jun 2011	—	(37,688)	(37,688)
	BNP Paribas	Vivendi	800,000	USD	800,000	(1.743)%	Jun 2013	—	(24,644)	(24,644)
	BNP Paribas	Vivendi	800,000	USD	800,000	(1.780)%	Jun 2013	—	(25,683)	(25,683)
	BNP Paribas	Vivendi	700,000	USD	700,000	(1.820)%	Jun 2013	—	(23,430)	(23,430)
	Citibank N.A	Autozone, Inc.	500,000	USD	500,000	(0.680)%	Dec 2012	—	(4,736)	(4,736)

382

DERIVATIVE INSTRUMENTS, CONTINUED

					USD	(PAY)/		UNAMORTIZED	UNREALIZED
			NOTIONAL		NOTIONAL	RECEIVED	MATURITY	UPFRONT	APPRECIATION	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	AMOUNT	CURRENCY	AMOUNT	FIXED RATE	DATE	PAYMENT	(DEPRECIATION)	VALUE

Global Bond Fund, continued
	Citibank N.A	Sara Lee Corp.	500,000	USD	$500,000	(0.330)%	Sep 2011	—	$53	$53
	Citibank N.A	HSBC Finance Corp.	1,700,000	USD	1,700,000	(0.430)%	Mar 2014	—	42,090	42,090
	Citibank N.A	Nabors Industries, Inc.	2,000,000	USD	2,000,000	(0.820)%	Mar 2018	—	46,442	46,442
	Citibank N.A	Pearson PLC	1,000,000	USD	1,000,000	(0.690)%	Jun 2018	—	2,240	2,240
	Credit Suisse International	Sealed Air Corp.	700,000	USD	700,000	(0.500)%	Sep 2013	—	12,706	12,706
	Credit Suisse International	Masco Corp.	700,000	USD	700,000	(0.907)%	Dec 2016	—	57,723	57,723
	Credit Suisse International	Valeo	1,200,000	EUR	1,792,500	(1.000)%	Jun 2013	$64,403	(35,360)	29,043
	Deutsche Bank AG	Tate & Lyle Public Limited Company	300,000	USD	300,000	(0.510)%	Dec 2014	—	7,263	7,263
	Deutsche Bank AG	Nationwide Health Properties, Inc.	600,000	USD	600,000	(0.620)%	Sep 2011	—	4,304	4,304
	Deutsche Bank AG	CDX.NA.IG.9	5,130,400	USD	5,130,400	(0.800)%	Dec 2017	155,082	22,831	177,913
	Deutsche Bank AG	JP Morgan Chase & Company	400,000	USD	400,000	(0.720)%	Mar 2018	—	1,453	1,453
	Deutsche Bank AG	Citigroup, Inc.	1,800,000	USD	1,800,000	(1.336)%	Sep 2018	—	101,578	101,578
	Deutsche Bank AG	Bank of America Corp.	700,000	USD	700,000	(1.720)%	Dec 2013	—	(12,527)	(12,527)
	Deutsche Bank AG	Altria Group, Inc.	2,000,000	USD	2,000,000	(1.455)%	Mar 2019	—	31,838	31,838
	Deutsche Bank AG	Jones Apparel Group	600,000	USD	600,000	(1.000)%	Dec 2014	18,259	(8,365)	9,894
	Goldman Sachs	CDX.NA.IG.10	12,196,800	USD	12,196,800	(1.500)%	Jun 2018	(340,113)	178,327	(161,786)
	JP Morgan Chase Bank	CNA Financial Corp.	500,000	USD	500,000	(0.440)%	Sep 2011	—	8,539	8,539
	JP Morgan Chase Bank	Sabre Holdings Corp.	700,000	USD	700,000	(0.930)%	Sep 2011	—	22,682	22,682
	JP Morgan Chase Bank	D.R. Horton, Inc.	1,800,000	USD	1,800,000	(1.000)%	Mar 2015	91,404	(12,428)	78,976
	Merrill Lynch Capital Services, Inc.	Boston Scientific Corp.	700,000	USD	700,000	(0.510)%	Jun 2011	—	(144)	(144)
	Merrill Lynch Capital Services, Inc.	American General Finance Corp.	2,000,000	USD	2,000,000	(1.370)%	Dec 2017	—	613,958	613,958
	Morgan Stanley Capital Services, Inc.	Motorola, Inc.	700,000	USD	700,000	(0.725)%	Dec 2017	—	31,896	31,896
	Morgan Stanley Capital Services, Inc.	Simon Property Group, L.P.	1,000,000	USD	1,000,000	(1.047)%	Jun 2016	—	30,900	30,900
	Morgan Stanley Capital Services, Inc.	CDX.NA.IG.12	15,872,000	USD	15,872,000	(1.000)%	Jun 2014	(90,523)	(26,227)	(116,750)
	The Royal Bank of Scotland PLC	Daimler Chrysler AG	300,000	USD	300,000	(0.620)%	Sep 2011	—	227	227
	The Royal Bank of Scotland PLC	The Bear Stearns Companies, Inc.	2,400,000	USD	2,400,000	(2.223)%	Mar 2018	—	(251,152)	(251,152)
	UBS AG	Capital One Financial Corp.	600,000	USD	600,000	(0.350)%	Sep 2011	—	7,359	7,359
	UBS AG	BAE Systems PLC	700,000	USD	700,000	(0.140)%	Dec 2011	—	6,478	6,478
	UBS AG	JP Morgan Chase & Company	1,200,000	USD	1,200,000	(0.730)%	Mar 2018	—	3,495	3,495
	Wachovia Bank N.A.	American Electric Power Company,	2,000,000	USD	2,000,000	(0.450)%	Jun 2015	—	14,292	14,292
		Inc.

					$112,090,900			$333,992	$1,630,951	$1,964,943

Investment Quality Bond Fund

The Fund used credit default swaps to enhance potential gain, to take a long position in the exposure to the reference credit, hedge against potential credit events and gain exposure to a security or credit index. During the six month period ended February 28, 2010, the Fund held credit default swaps with total USD notional amounts as represented below.

					USD	(PAY)/		UNAMORTIZED	UNREALIZED
			NOTIONAL		NOTIONAL	RECEIVED	MATURITY	UPFRONT	APPRECIATION	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	AMOUNT	CURRENCY	AMOUNT	FIXED RATE	DATE	PAYMENT	(DEPRECIATION)	VALUE

Investment Quality Bond Fund
	Goldman Sachs	Macy’s, Inc.	500,000	USD	$500,000	(2.700)%	Sep 2013	—	($20,678)	($20,678)
	UBS Securities, LLC	Cytec Industries, Inc.	475,000	USD	475,000	(1.600)%	Dec 2013	—	(12,765)	(12,765)
	UBS Securities, LLC	Everest Reinsurance Holdings, Inc.	600,000	USD	600,000	(1.800)%	Dec 2013	—	(20,757)	(20,757)

					$1,575,000			—	($54,200)	($54,200)
Real Return Bond Fund

The Fund used credit default swaps to enhance potential gain, to take a long position in the exposure to the reference credit, hedge against potential credit events and gain exposure to a security or credit index. During the six month period ended February 28, 2010, the Fund held credit default swaps with total USD notional amounts ranging from approximately $29.8 million to $88.2 million.

					USD	(PAY)/		UNAMORTIZED	UNREALIZED
			NOTIONAL		NOTIONAL	RECEIVED	MATURITY	UPFRONT	APPRECIATION	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	AMOUNT	CURRENCY	AMOUNT	FIXED RATE	DATE	PAYMENT	(DEPRECIATION)	VALUE

Real Return Bond Fund
	Barclays Bank PLC	Cardinal Health, Inc.	1,500,000	USD	$1,500,000	(2.287)%	Jun 2017	($34,139)	($4,402)	($38,541)
	BNP Paribas	International Lease Finance Corp.	600,000	USD	600,000	(1.600)%	Dec 2013	—	108,626	108,626
	Citibank N.A.	GATX Corp.	1,000,000	USD	1,000,000	(1.070)%	Mar 2016	—	31,467	31,467
	Deutche Bank AG	Macy’s, Inc.	1,000,000	USD	1,000,000	(2.100)%	Sep 2017	—	952	952
	Goldman Sachs	RPM International, Inc.	1,000,000	USD	1,000,000	(1.500)%	Mar 2018	—	(20,015)	(20,015)
	Merrill Lynch Capital Services, Inc.	CDX.NA.IG.9	21,199,200	USD	21,199,200	(0.600)%	Dec 2012	972,884	(662,330)	310,554
	Morgan Stanley Capital Services, Inc.	Pearson PLC	2,500,000	USD	2,500,000	(0.750)%	Jun 2014	—	(21,472)	(21,472)
	The Royal Bank of Scotland PLC	Macy’s, Inc.	1,000,000	USD	1,000,000	(2.111)%	Dec 2016	—	(4,641)	(4,641)

					$29,799,200			$938,745	($571,815)	$366,930

383

DERIVATIVE INSTRUMENTS, CONTINUED

Spectrum Income Fund

The Fund used credit default swaps to take a long position in the exposure to the reference credit. During the six month period ended February 28, 2010, the Fund held credit default swaps with total USD notional amounts ranging from approximately $76,000 to $247,000.

					USD	(PAY)/		UNAMORTIZED	UNREALIZED
			NOTIONAL		NOTIONAL	RECEIVED	MATURITY	UPFRONT	APPRECIATION	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	AMOUNT	CURRENCY	AMOUNT	FIXED RATE	DATE	PAYMENT	(DEPRECIATION)	VALUE

Spectrum Income Fund
	JP Morgan Chase Bank	Rentokil Initial	50,000	EUR	$75,908	(2.500)%	Mar 2013	—	($3,929)	($3,929)

					$75,908			—	($3,929)	($3,929)

Implied credit spreads are utilized in determining the market value of CDS agreements in which the Fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit rating and an increased risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as the Seller could be required to make under a CDS agreement, would be an amount equal to the notional amount of the agreement.

The following table summarizes the contracts held at February 28, 2010 and the range of contracts notional amounts held by the Funds during the six month period ended February 28, 2010. In addition the table details how the Funds used credit default swap contracts as a seller of protection during the six month period February 28, 2010.

Global Bond Fund

The Fund used credit default swaps to enhance potential gain, to take a long position in the exposure to the reference credit, hedge against potential credit events and gain exposure to a security or credit index. During the six month period ended February 28, 2010, the Fund held credit default swaps with total USD notional amounts ranging from approximately $1.8 million to $9.6 million.
			IMPLIED
			CREDIT				(PAY)/
			SPREAD			USD	RECEIVED		UNAMORTIZED	UNREALIZED
		REFERENCE	AT	NOTIONAL		NOTIONAL	FIXED	MATURITY	UPFRONT	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	2-28-2010	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	PAYMENT	(DEPRECIATION)	VALUE

Global Bond Fund
	Credit Suisse International	ABX.HE.AA.06-1	N/A	787,531	USD	$787,531	0.320%	Jul 2045	($274,770)	($229,003)	($503,773)
	Deutsche Bank AG	ABX.HE.AAA.06-2	N/A	988,248	USD	988,248	0.110%	May 2046	(356,191)	(167,475)	(523,666)

						$1,775,779			($630,961)	($396,478)	($1,027,439)

Real Return Bond Fund

The Fund used credit default swaps to enhance potential gain, to take a long position in the exposure to the reference credit, hedge against potential credit events and gain exposure to a security or credit index. During the six month period ended February 28, 2010, the Fund held credit default swaps with total USD notional amounts ranging from $7.4 million to $14.0 million.
			IMPLIED
			CREDIT				(PAY)/
			SPREAD			USD	RECEIVED		UNAMORTIZED	UNREALIZED
		REFERENCE	AT	NOTIONAL		NOTIONAL	FIXED	MATURITY	UPFRONT	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	2-28-2010	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	PAYMENT	(DEPRECIATION)	VALUE

Real Return Bond Fund
	Morgan Stanley Capital Services, Inc.	General Electric Capital	12.17%	7,000,000	USD	$7,000,000	82.228%	Mar 2011	($55,675)	$41,400	($14,275)
	Deutche Bank AG	General Electric Capital	11.30%	7,000,000	USD	7,000,000	82.228%	Mar 2011	(55,675)	41,400	(14,275)

						$14,000,000			($111,350)	$82,800	($28,550)

Total Return Fund

The Fund used credit default swaps to enhance potential gain, to take a long position in the exposure to the reference credit, hedge against potential credit events and gain exposure to a security or credit index. During the six month period ended February 28, 2010, the Fund held credit default swaps with total USD notional amounts ranging from $96.9 million to $124.0 million.
			IMPLIED
			CREDIT				(PAY)/
			SPREAD			USD	RECEIVED		UNAMORTIZED	UNREALIZED
		REFERENCE	AT	NOTIONAL		NOTIONAL	FIXED	MATURITY	UPFRONT	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	2-28-2010	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	PAYMENT	(DEPRECIATION)	VALUE

Total Return Fund
	Bank of America N.A	Sallie Mae	3.79%	2,600,000	USD	$2,600,000	5.000%	Sep 2011	($251,083)	$323,633	$72,550
	Bank of America N.A	CDX.NA.IG.10	N/A	2,411,247	USD	2,411,247	5.000%	Jun 2013	—	29,337	29,337
	Bank of America N.A.	French Government	0.58%	800,000	USD	800,000	25.000%	Mar 2015	(13,703)	1,398	(12,305)
	Bank of America N.A.	Japanese Government	0.72%	400,000	USD	400,000	1.000%	Mar 2015	4,551	2,213	6,764
	Bank of America N.A.	Berkshire Hathaway Inc.	1.25%	1,800,000	USD	1,800,000	1.000%	Mar 2015	(31,515)	13,927	(17,588)
	Barclays Bank PLC	Citigroup, Inc.	1.15%	300,000	USD	300,000	1.000%	Mar 2011	(1,684)	1,782	98
	Barclays Bank PLC	General Electric Capital Corp.	1.38%	3,900,000	USD	3,900,000	0.620%	Mar 2011	—	(26,579)	(26,579)
	Barclays Bank PLC	Ford Motor Credit Company LLC	4.22%	2,500,000	USD	2,500,000	4.150%	Sep 2012	—	16,042	16,042

384

DERIVATIVE INSTRUMENTS, CONTINUED

			IMPLIED
			CREDIT				(PAY)/
			SPREAD			USD	RECEIVED		UNAMORTIZED	UNREALIZED
		REFERENCE	AT	NOTIONAL		NOTIONAL	FIXED	MATURITY	UPFRONT	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	2-28-2010	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	PAYMENT	(DEPRECIATION)	VALUE

Total Return Fund, continued
	Barclays Bank PLC	GMAC LLC	4.19%	2,500,000	USD	$2,500,000	3.650%	Sep 2012	—	($13,273)	($13,273)
	Barclays Bank PLC	GMAC LLC	4.19%	1,300,000	USD	1,300,000	4.800%	Sep 2012	—	30,333	30,333
	Barclays Bank PLC	GAZPROM	2.35%	5,300,000	USD	5,300,000	1.600%	Dec 2012	—	(90,335)	(90,335)
	Barclays Bank PLC	CDX.NA.IG.9	N/A	14,949,732	USD	14,949,732	0.758%	Dec 2012	—	291,910	291,910
	Barclays Bank PLC	General Electric Capital Corp.	1.69%	3,900,000	USD	3,900,000	0.640%	Dec 2012	—	(106,272)	(106,272)
	Barclays Bank PLC	United Mexican States	1.27%	1,200,000	USD	1,200,000	1.000%	Mar 2015	($26,709)	13,719	(12,990)
	BNP Paribas SA	Citigroup, Inc.	1.15%	200,000	USD	200,000	1.000%	Mar 2011	(996)	1,061	65
	BNP Paribas SA	General Electric Capital Corp.	1.56%	2,000,000	USD	2,000,000	5.000%	Sep 2011	68,787	57,511	126,298
	Citibank N.A	General Electric Capital Corp.	0.50%	200,000	USD	200,000	1.100%	Mar 2010	—	501	501
	Citibank N.A	General Electric Capital Corp.	0.50%	100,000	USD	100,000	1.150%	Mar 2010	—	263	263
	Citibank N.A	General Electric Capital Corp.	1.48%	1,000,000	USD	1,000,000	5.000%	Jun 2011	(30,474)	86,211	55,737
	Citibank N.A	General Electric Capital Corp.	1.48%	1,000,000	USD	1,000,000	5.000%	Jun 2011	(28,902)	84,639	55,737
	Citibank N.A	CDX.NA.HY.8	N/A	5,777,640	USD	5,777,640	0.355%	Jun 2012	—	(6,224)	(6,224)
	Citibank N.A	CDX.NA.HY.8	N/A	4,814,700	USD	4,814,700	0.360%	Jun 2012	—	(4,593)	(4,593)
	Citibank N.A	CDX.NA.HY.8	N/A	1,348,116	USD	1,348,116	0.401%	Jun 2012	—	79	79
	Citibank N.A	General Electric Capital Corp.	1.78%	600,000	USD	600,000	4.325%	Dec 2013	—	59,588	59,588
	Citibank N.A	French Government	0.59%	1,200,000	USD	1,200,000	25.000%	Mar 2015	(19,443)	566	(18,877)
	Citibank N.A	United Mexican States	1.27%	1,200,000	USD	1,200,000	1.000%	Mar 2015	(27,256)	14,266	(12,990)
	Deutche Bank AG	General Electric Capital Corp.	1.56%	500,000	USD	500,000	1.500%	Sep 2011	—	1,013	1,013
	Deutche Bank AG	Ford Motor Credit Company LLC	4.22%	1,000,000	USD	1,000,000	5.650%	Sep 2012	—	44,508	44,508
	Deutche Bank AG	CDX.NA.IG.9	N/A	9,837,888	USD	9,837,888	0.708%	Dec 2012	—	177,482	177,482
	Deutche Bank AG	Berkshire Hathaway, Inc.	0.93%	1,600,000	USD	1,600,000	0.850%	Mar 2013	—	(934)	(934)
	Deutche Bank AG	CDX.NA.IG.10	N/A	1,928,998	USD	1,928,998	0.530%	Jun 2013	—	27,927	27,927
	Deutsche Bank AG	General Electric Capital Corp.	1.56%	2,400,000	USD	2,400,000	1.000%	Sep 2011	(50,118)	34,027	(16,091)
	Deutsche Bank AG	CDX.EM.12	N/A	1,200,000	USD	1,200,000	5.000%	Dec 2014	114,569	16,415	130,984
	Deutsche Bank AG	United Kingdom of Great	0.84%	1,600,000	USD	1,600,000	1.000%	Dec 2014	10,785	3,892	14,677
		Britain and Northern Ireland
	Deutsche Bank AG	United Mexican States	1.27%	700,000	USD	700,000	1.000%	Mar 2015	(15,900)	8,322	(7,578)
	Goldman Sachs	Citigroup, Inc.	1.15%	300,000	USD	300,000	1.000%	Mar 2011	(1,589)	1,687	98
	Goldman Sachs	French Government	0.58%	700,000	USD	700,000	0.250%	Mar 2015	(12,154)	1,387	(10,767)
	Goldman Sachs	Berkshire Hathaway, Inc.	1.25%	1,000,000	USD	1,000,000	1.000%	Mar 2015	(17,509)	7,738	(9,771)
	Goldman Sachs	CDX.NA.IG.9	N/A	868,049	USD	868,049	0.553%	Dec 2017	—	11,062	11,062
	JP Morgan Chase Bank	General Electric Capital Corp.	1.56%	2,400,000	USD	2,400,000	5.000%	Sep 2011	82,544	69,014	151,558
	JP Morgan Chase Bank	United Kingdom of Great	0.86%	1,100,000	USD	1,100,000	1.000%	Mar 2015	5,172	4,502	9,674
		Britain and Northern Ireland
	JP Morgan Chase Bank	Japanese Government	0.72%	800,000	USD	800,000	1.000%	Mar 2015	9,484	4,044	13,528
	JP Morgan Chase Bank	United Kingdom of Great	0.86%	2,300,000	USD	2,300,000	1.000%	Mar 2015	9,728	10,498	20,226
		Britain and Northern Ireland
	JP Morgan Chase Bank	CDX.NA.IG.9	N/A	1,928,998	USD	1,928,998	0.553%	Dec 2017	—	25,257	25,257
	Morgan Stanley Capital Services Inc.	CDX.NA.IG.9	N/A	3,900,000	USD	3,900,000	0.963%	Dec 2012	—	85,527	85,527
	Morgan Stanley Capital Services Inc.	GAZPROM	2.37%	1,000,000	USD	1,000,000	2.180%	Feb 2013	—	(5,115)	(5,115)
	Morgan Stanley Capital Services Inc.	Federative Republic of Brazil	1.04%	900,000	USD	900,000	1.660%	Mar 2013	—	23,356	23,356
	Morgan Stanley Capital Services Inc.	General Electric Capital Corp.	1.56%	2,300,000	USD	2,300,000	1.000%	Sep 2011	(29,868)	14,447	(15,421)
	Morgan Stanley Capital Services Inc.	United Kingdom of Great	0.84%	300,000	USD	300,000	1.000%	Dec 2014	2,154	598	2,752
		Britain and Northern Ireland
	Societe Generale Paris	United Kingdom of Great	0.86%	5,000,000	USD	5,000,000	1.000%	Mar 2015	9,380	35,007	44,387
		Britain and Northern Ireland
	Societe Generale Paris	United Kingdom of Great	0.86%	8,600,000	USD	8,600,000	1.000%	Mar 2015	36,338	40,008	76,346
		Britain and Northern Ireland
	The Royal Bank of Scotland PLC	French Government	0.61%	1,100,000	USD	1,100,000	25.000%	Mar 2015	(18,856)	520	(18,336)
	UBS AG	General Electric Capital Corp.	0.95%	2,500,000	USD	2,500,000	1.000%	Sep 2010	(11,818)	17,391	5,573
	UBS AG	Citigroup, Inc.	1.15%	900,000	USD	900,000	1.000%	Mar 2011	(4,766)	5,060	294
	UBS AG	GAZPROM	2.37%	1,000,000	USD	1,000,000	2.180%	Feb 2013	—	(5,115)	(5,115)
	UBS AG	Berkshire Hathaway, Inc.	1.25%	1,000,000	USD	1,000,000	1.000%	Mar 2015	(17,962)	8,191	(9,771)

						$123,965,368			($258,813)	$1,449,419	$1,190,606

385

DERIVATIVE INSTRUMENTS, CONTINUED

Cash Collateral Received by Funds For certain transactions the Funds may receive cash collateral from counterparties. At February 28, 2010, the following Funds held cash collateral with respect to the financial instruments below:

Cash Collateral Held
Fund	Swaps

Global Bond Fund	$9,150,000
Real Return Bond Fund	1,360,000
Total Return Fund	10,300,000

Fair Value of Derivative Instruments by Risk Category The table below summarizes the fair value of derivatives held by the Funds at February 28, 2010 by risk category:

		Statements of
		Assets and	Financial	Asset	Liability
		Liabilities	instruments	Derivatives	Derivatives
Fund		location	location	Fair Value	Fair Value

Active Bond Fund	Interest rate contracts	Receivable/Payable for	Futures†	$14,425	($47,596)
		futures variation margin; Net
		unrealized appreciation
		(depreciation) on
		investments

	Total			$14,425	($47,596)
All Cap Core Fund	Equity Contracts	Receivable/Payable for	Futures†	$7,996	($14,532)
		futures variation margin; Net
		unrealized appreciation
		(depreciation) on
		investments

	Total			$7,996	($14,532)
Alpha Opportunities Fund	Foreign exchange contracts	Receivable/Payable for	Foreign forward currency	$26,608	($110,851)
		foreign forward currency	contracts
		exchange contracts

	Total			$26,608	($110,851)
Emerging Markets Debt Fund	Interest rate contracts	Receivable/Payable for	Futures†	—	($7,839)
		futures variation margin; Net
		unrealized appreciation
		(depreciation) on
		investments
	Foreign currency contracts	Receivable/Payable for	Foreign forward currency	—	(1,047)
		foreign forward currency	contracts
		exchange contracts

	Total			—	(8,886)
Global Bond Fund	Interest rate contracts	Receivable/Payable for	Futures†/Written Options/	$2,542,329	($885,384)
		futures variation margin; Net	Interest rate swaps
		unrealized appreciation
		(depreciation) on
		investments; Written options,
		at value; Swap contracts, at
		value
	Credit Contracts	Swap contracts, at value	Credit default swaps	2,986,478	(2,048,974)
	Foreign exchange contracts	Receivable/Payable for	Foreign forward currency	8,082,741	(4,741,001)
		foreign forward currency	contracts/Written Options
		exchange contracts; Written
		options, at value

	Total			$13,611,548	($7,675,359)
High Income Fund	Foreign exchange contracts	Receivable/Payable for	Foreign forward currency	$22,446	($4,828)
		foreign forward currency	contracts/Written Options/
		exchange contracts; Written	Purchased Options
		options, at value;
		Investments in unaffiliated
		issuers, at value*

	Total			$22,446	($4,828)
High Yield Fund	Interest rate contracts	Receivable/Payable for	Futures†	$339,230	($334,402)
		futures variation margin; Net
		unrealized appreciation
		(depreciation) on
		investments
	Foreign currency contracts	Receivable/Payable for	Foreign forward currency	—	(1,617)
		foreign forward currency	contracts
		exchange contracts

	Total			$339,230	($336,019)
Index 500 Fund	Equity Contracts	Receivable for futures	Futures†	$57,391	—
		variation margin; Net
		unrealized appreciation
		(depreciation) on
		investments

	Total			$57,391	—

386

DERIVATIVE INSTRUMENTS, CONTINUED

		Statements of
		Assets and	Financial	Asset	Liability
		Liabilities	instruments	Derivatives	Derivatives
Fund		location	location	Fair Value	Fair Value

International Equity Index	Foreign currency contracts	Receivable/Payable for	Foreign forward currency	$135,793	($240,986)
Fund		foreign forward currency	contracts
		exchange contracts
	Equity Contracts	Receivable/Payable for	Futures†	44,645	(229,415)
		futures variation margin; Net
		unrealized appreciation
		(depreciation) on
		investments

	Total			$135,793	($240,986)
Investment Quality Bond Fund	Interest rate contracts	Receivable/Payable for	Futures†/Interest rate swaps	$147,641	($58,792)
		futures variation margin; Net
		unrealized appreciation
		(depreciation) on
		investments; Swap contracts,
		at value
	Credit Contracts	Swap contracts, at value	Credit default swaps	—	(54,200)
	Foreign exchange contracts	Receivable/Payable for	Foreign forward currency	171,160	(288,306)
		foreign forward currency	contracts
		exchange contracts

	Total			$318,801	($401,298)
Mid Cap Index Fund	Equity Contracts	Receivable/Payable for	Futures†	$408,518	—
		futures variation margin; Net
		unrealized appreciation
		(depreciation) on
		investments

	Total			$408,518	—
Mid Cap Stock Fund	Foreign exchange contracts	Receivable/Payable for	Foreign forward currency	$69,454	($272,931)
		foreign forward currency	contracts
		exchange contracts

	Total			$69,454	($272,931)
Real Return Bond Fund	Interest rate contracts	Receivable/Payable for	Futures†/Written Options/	$3,106,699	($1,279,227)
		futures variation margin; Net	Interest rate swaps
		unrealized appreciation
		(depreciation) on
		investments; Written options,
		at value; Swap contracts, at
		value
	Credit Contracts	Swap contracts, at value	Credit default swaps	451,599	(113,219)
	Foreign exchange contracts	Receivable/Payable for	Foreign forward currency	1,380,953	(654,165)
		foreign forward currency	contracts/Written Options
		exchange contracts; Written
		options, at value

	Total			$4,939,251	($2,046,611)
Small Cap Index Fund	Equity Contracts	Receivable/Payable for	Futures†	$68,279	—
		futures variation margin; Net
		unrealized appreciation
		(depreciation) on
		investments

	Total			$68,279	—
Smaller Company Growth	Equity Contracts	Receivable/Payable for	Futures†	$11,104	—
Fund		futures variation margin; Net
		unrealized appreciation
		(depreciation) on
		investments

	Total			$11,104	—
Spectrum Income Fund	Interest rate contracts	Receivable/Payable for	Futures†	$141	($132,549)
		futures variation margin; Net
		unrealized appreciation
		(depreciation) on
		investments
	Credit Contracts	Swap contracts, at value	Credit default swaps	—	(3,929)
	Foreign currency contracts	Receivable/Payable for	Futures†/Foreign forward	705,950	(418,233)
		futures variation margin, at	currency contracts
		value; Net unrealized
		appreciation (depreciation)
		on investments; Receivable/
		Payable for foreign forward
		currency exchange contracts

	Total			$706,091	($554,711)

387

DERIVATIVE INSTRUMENTS, CONTINUED

		Statements of
		Assets and	Financial	Asset	Liability
		Liabilities	instruments	Derivatives	Derivatives
Fund		location	location	Fair Value	Fair Value

Strategic Bond Fund	Interest rate contracts	Receivable/Payable for	Futures†/Written Options/	$679,677	($433,138)
		futures variation margin; Net	Purchased Options/Interest
		unrealized appreciation	rate swaps
		(depreciation) on
		investments; Written options,
		at value; Swap contracts, at
		value
	Foreign exchange contracts	Receivable/Payable for	Foreign forward currency	13,380	(115,220)
		foreign forward currency	contracts
		exchange contracts

	Total			$693,057	($548,358)
Total Return Fund	Interest rate contracts	Receivable/Payable for	Futures†/Written Options/	$19,945,089	($1,912,962)
		futures variation margin; Net	Interest rate swaps
		unrealized appreciation
		(depreciation) on
		investments; Written options,
		at value; Swap contracts, at
		value
	Credit Contracts	Swap contracts, at value;	Credit default swaps/Written	1,611,531	(466,086)
		Written options, at value	Options
	Foreign exchange contracts	Receivable/Payable for	Foreign forward currency	1,995,170	(1,350,916)
		foreign forward currency	contracts/Written Options
		exchange contracts; Written
		options, at value

	Total			$23,551,790	($3,729,964)
U.S. Government Securities	Interest rate contracts	Receivable/Payable for	Futures†/Written Options	$410,267	($75,920)
Fund		futures variation margin; Net
		unrealized appreciation
		(depreciation) on
		investments; Written options,
		at value

	Total			$410,267	($75,920)
U.S. Multi Sector Fund	Equity Contracts	Receivable/Payable for	Futures†	—	($65,755)
		futures variation margin; Net
		unrealized appreciation
		(depreciation) on
		investments

	Total			—	($65,755)
Vista Fund	Foreign currency contracts	Receivable/Payable for	Foreign forward currency	$14,796	—
		foreign forward currency	contracts
		exchange contracts

	Total			$14,796	—

* Purchased options are included in the Portfolio’s Investments

† Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the year end variation margin is separately disclosed in the Statements of Assets and Liabilities.

Effect of Derivative Instruments on the Statements of Operations The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six month period ended February 28, 2010:

	Statements of Operations Location—Net Realized Gain (Loss) on:

		Investments	Written	Futures	Swap	Foreign Currency
Fund	Risk	(Purchased Options)	Options	contracts	contracts	Transactions*	Total

Active Bond Fund	Interest rate contracts	—	$27,312	($48,667)	—	—	($21,355)

	Total	—	$27,312	($48,667)	—	—	($21,355)
All Cap Core Fund	Equity contracts	—	—	$5,361,127	—	—	$5,361,127
	Total	—	—	$5,361,127	—	—	$5,361,127
Alpha Opportunities Fund	Foreign currency contracts	—	—	—	—	$52	52

	Total	—	—	—	—	$52	$52
Emerging Markets Debt Fund	Interest rate contracts	—	—	$607	—	—	$607
	Foreign currency contracts	—	—	—	—	($8,291)	(8,291)

	Total	—	—	$607	—	($8,291)	($7,684)
Global Bond Fund	Interest rate contracts	—	$1,125,115	$3,335,259	$2,604,675	—	$7,065,049
	Credit contracts	—	—	—	(759,194)	—	(759,194)
	Foreign currency contracts	—	319,401	—	—	$11,221,931	11,541,332

	Total	—	$1,444,516	$3,335,259	$1,845,481	$11,221,931	$17,847,187
Global Real Estate Fund	Foreign currency contracts	—	—	—	—	($55,908)	(55,908)

	Total	—	—	—	—	($55,908)	($55,908)
High Income Fund	Interest rate contracts	($200,138)	—	—	—	—	($200,138)
	Foreign currency contracts	—	—	—	—	($247,238)	(247,238)
	Equity contracts	506,767	—	—	—	—	506,767
	Total	$306,629	—	—	—	($247,238)	$59,391

388

DERIVATIVE INSTRUMENTS, CONTINUED

	Statements of Operations Location—Net Realized Gain (Loss) on:

		Investments	Written	Futures	Swap	Foreign Currency
Fund	Risk	(Purchased Options)	Options	contracts	contracts	Transactions*	Total

High Yield Fund	Interest rate contracts	—	—	($14,451)	—	—	($14,451)
	Foreign currency contracts	—	—	—	—	$108,733	108,733

	Total	—	—	($14,451)	—	$108,733	$94,282
Index 500 Fund	Equity contracts	—	—	$6,018,914	—	—	$6,018,914

	Total	—	—	$6,018,914	—	—	$6,018,914
International Equity Index Fund	Foreign currency contracts	—	—	—	—	$542,059	$542,059
	Equity contracts	—	—	$1,966,213	—	—	1,966,213

	Total	—	—	$1,966,213	—	$542,059	$2,508,272
International Small Company Fund	Foreign currency contracts	—	—	—	—	($8,726)	(8,726)

	Total	—	—	—	—	($8,726)	($8,726)
Investment Quality Bond Fund	Interest rate contracts	—	—	($205,646)	($61,507)	—	($267,153)
	Credit contracts	—	—	—	(16,127)	—	(16,127)
	Foreign currency contracts	—	—	—	—	($62,139)	(62,139)

	Total	—	—	($205,646)	($77,634)	($62,139)	($345,419)
Mid Cap Index Fund	Equity contracts	—	—	$3,759,105	—	—	$3,759,105

	Total	—	—	$3,759,105	—	—	$3,759,105
Mid Cap Stock Fund	Foreign currency contracts	—	—	—	—	($2)	(2)

	Total	—	—	—	—	($2)	($2)
Real Return Bond Fund	Interest rate contracts	—	$1,746,734	$2,758,867	$2,070,416	—	$6,576,017
	Credit contracts	—	—	—	(3,152,422)	—	(3,152,422)
	Foreign currency contracts	—	—	—	—	($984,011)	(984,011)

	Total	—	$1,746,734	$2,758,867	($1,082,006)	($984,011)	$2,439,584
Small Cap Index Fund	Equity contracts	—	—	$96,334	—	—	$96,334

	Total	—	—	$96,334	—	—	$96,334
Smaller Company Growth Fund	Equity contracts	—	—	$60,565	—	—	$60,565

	Total	—	—	$60,565	—	—	$60,565
Spectrum Income Fund	Interest rate contracts	—	—	$473,017	$19,724	—	$492,741
	Credit contracts	—	—	—	(5,894)	—	(5,894)
	Foreign currency contracts	—	—	(203,471)	—	($25,820)	(229,291)

	Total	—	—	$269,546	$13,830	($25,820)	$257,556
Strategic Bond Fund	Interest rate contracts	($52,797)	$61,621	$1,874,882	—	—	$1,883,706
	Foreign currency contracts	—	—	—	—	$172,905	172,905

	Total	($52,797)	$61,621	$1,874,882	—	$172,905	$2,056,611
Total Return Fund	Interest rate contracts	—	$3,093,443	$16,821,611	$31,034,193	—	$50,949,247
	Credit contracts	—	—	—	660,702	—	660,702
	Foreign currency contracts	—	123,140	—	—	$1,479,901	1,603,041

	Total	—	$3,216,583	$16,821,611	$31,694,895	$1,479,901	$53,212,990
U.S. Government Securities Fund	Interest rate contracts	—	$97,264	$1,558,228	—	—	$1,655,492

	Total	—	$97,264	$1,558,228	—	—	$1,655,492
U.S. Multi Sector Fund	Equity contracts	—	—	$2,160,910	—	—	$2,160,910

	Total	—	—	$2,160,910	—	—	$2,160,910
Vista Fund	Foreign currency contracts	—	—	—	—	$28,735	28,735
	Total	—	—	—	—	$28,735	$28,735

* Realized gain/loss associated with forward foreign currency contracts is included in the caption on the Statements of Operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six month period ended February 28, 2010:

	Statements of Operations Location—Change in Unrealized Appreciation (Depreciation) of:

						Translation of assets
		Investments	Written	Futures	Swap	and liabilities in
Fund	Risk	(Purchased Options)	Options	contracts	contracts	foreign currencies*	Total

Active Bond Fund	Interest rate contracts	—	—	$13,898	—	—	$13,898

	Total	—	—	$13,898	—	—	$13,898
All Cap Core Fund	Equity contracts	—	—	($3,835,628)	—	—	($3,835,628)

	Total	—	—	($3,835,628)	—	—	($3,835,628)
Alpha Opportunities Fund	Foreign currency contracts	—	—	—	—	($84,243)	(84,243)

	Total	—	—	—	—	($84,243)	($84,243)
Emerging Markets Debt Fund	Interest rate contracts	—	—	($7,839)	—	—	($7,839)
	Foreign currency contracts	—	—	—	—	($1,047)	(1,047)

	Total	—	—	($7,839)	—	($1,047)	($8,886)
Global Bond Fund	Interest rate contracts	—	$191,387	($479,716)	($474,480)	—	($762,809)
	Credit contracts	—	—	—	(826,353)	—	(826,353)
	Foreign currency contracts	—	451,024	—	—	($205,221)	245,803

	Total	—	$642,411	($479,716)	($1,300,833)	($205,221)	($1,343,359)
High Income Fund	Foreign currency contracts	($935,312)	$935,312	—	—	$240,943	240,943
	Equity contracts	2,290,942	—	—	—	—	2,290,942
	Total	$1,355,630	$935,312	—	—	$240,943	$2,531,885

389

DERIVATIVE INSTRUMENTS, CONTINUED

	Statements of Operations Location—Change in Unrealized Appreciation (Depreciation) of:

						Translation of assets
		Investments	Written	Futures	Swap	and liabilities in
Fund	Risk	(Purchased Options)	Options	contracts	contracts	foreign currencies*	Total

High Yield Fund	Interest rate contracts	—	—	$4,828	—	—	$4,828
	Foreign currency contracts	—	—	—	—	($1,617)	(1,617)

	Total	—	—	$4,828	—	($1,617)	$3,211
Index 500 Fund	Equity contracts	—	—	($2,315,846)	—	—	($2,315,846)

	Total	—	—	($2,315,846)	—	—	($2,315,846)
International Equity Index Fund	Foreign currency contracts	—	—	—	—	($521,693)	($521,693)
	Equity contracts	—	—	($1,819,269)	—	—	(1,819,269)

	Total	—	—	($1,819,269)	—	($521,693)	($2,340,962)
Investment Quality Bond Fund	Interest rate contracts	—	—	$18,683	$125,800	—	$144,483
	Credit contracts	—	—	—	(43,232)	—	(43,232)
	Foreign currency contracts	—	—	—	—	($52,277)	(52,277)

	Total	—	—	$18,683	$82,568	($52,277)	$48,974
Mid Cap Index Fund	Equity contracts	—	—	($1,261,294)	—	—	($1,261,294)

	Total	—	—	($1,261,294)	—	—	($1,261,294)
Mid Cap Stock Fund	Foreign currency contracts	—	—	—	—	($203,477)	(203,477)

	Total	—	—	—	—	($203,477)	($203,477)
Real Return Bond Fund	Interest rate contracts	—	$1,195,473	$1,127,531	($2,122,852)	—	$200,152
	Credit contracts	—	—	—	1,501,541	—	1,501,541
	Foreign currency contracts	—	(29,210)	—	—	$1,374,601	1,345,391

	Total	—	$1,166,263	$1,127,531	($621,311)	$1,374,601	$3,047,084
Small Cap Index Fund	Equity contracts	—	—	($131,881)	—	—	($131,881)

	Total	—	—	($131,881)	—	—	($131,881)
Smaller Company Growth Fund	Equity contracts	—	—	$6,923	—	—	$6,923

	Total	—	—	$6,923	—	—	$6,923
Spectrum Income Fund	Interest rate contracts	—	—	($42,934)	$40,686	—	($2,248)
	Credit contracts	—	—	—	3,583	—	3,583
	Foreign currency contracts	—	—	61,001	—	$352,789	413,790

	Total	—	—	$18,067	$44,269	$352,789	$415,125
Strategic Bond Fund	Interest rate contracts	($10,823)	($3,809)	($743,525)	($45,230)	—	($803,387)
	Foreign currency contracts	—	—	—	—	($101,840)	(101,840)

	Total	($10,823)	($3,809)	($743,525)	($45,230)	($101,840)	($905,227)
Total Return Fund	Interest rate contracts	—	$3,565,010	($4,142,434)	($18,394,065)	—	($18,971,489)
	Credit contracts	—	5,926	—	2,317,433	—	2,323,359
	Foreign currency contracts	—	(11,522)	—	—	$691,515	679,993

	Total	—	$3,559,414	($4,142,434)	($16,076,632)	$691,515	($15,968,137)
U.S. Government Securities Fund	Interest rate contracts	—	$480,484	($538,066)	—	—	($57,582)

	Total	—	$480,484	($538,066)	—	—	($57,582)
U.S. Multi Sector Fund	Equity contracts	—	—	($1,639,004)	—	—	($1,639,004)

	Total	—	—	($1,639,004)	—	—	($1,639,004)
Vista Fund	Foreign currency contracts	—	—	—	—	$14,796	$14,796
	Total	—	—	—	—	$14,796	$14,796

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in the caption on the Statements of Operations.

4. GUARANTEES AND INDEMNIFICATIONS Under the Funds’ organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

5. FEES AND TRANSACTIONS WITH AFFILIATES John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Funds. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Funds. The Adviser and the Distributor are indirect wholly owned subsidiaries of MFC.

Management Fee The Funds have an investment management contract with the Adviser under which the Funds pay a monthly management fee to the Adviser equivalent, on an annual basis, as detailed below. Aggregate net assets generally include the net assets of the Funds and the net assets of a similar fund of JHF II, unless otherwise note below. JHF II Funds are advised by the Adviser and are distributed by an affiliate of the Adviser, John Hancock Distributors, LLC.

• Active Bond Fund — 0.60% of the aggregate net assets.

• All Cap Core Fund — a) 0.80% of the first $500 million of aggregate net assets and b) 0.75% of the excess over $500 million of aggregate net assets.

• All Cap Growth Fund — Prior to January 15, 2010: a) 0.85% of the first $500 million of aggregate net assets; b) 0.825% of aggregate net assets between $500 million and $1 billion; and c) 0.80% of the excess over $1 billion of aggregate net assets. Post January 15, 2010: a) 0.85% of the first $300 million of aggregate net assets; b) 0.80% of aggregate net assets between $300 million and $500 million; c) 0.70% of aggregate net assets between $500 million and $1 billion; and d) 0.67% of the excess over $1 billion of aggregate net assets.

• All Cap Value Fund — a) 0.85% of the first $250 million of aggregate net assets; b) 0.80% of aggregate net assets between $250 million and $500 million; and d) 0.75% of the excess over $500 million of aggregate net assets.

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• Alpha Opportunities Fund — a) 1.025% of the first $250 million of aggregate net assets; b) 1.00% of aggregate net assets between $250 million and $500 million; and c) 0.975% of the excess over $500 million of aggregate net assets.

• Alternative Asset Allocation Fund — a) 0.15% on affiliated assets and b) 0.60% on other assets.

• Core Bond Fund — a) 0.69% of the first $200 million of aggregate net assets; b) 0.64% of aggregate net assets between $200 million and $400 million; and c) 0.57% of the excess over $400 million of aggregate net assets.

• Core Fundamental Holdings Portfolio, Core Global Diversification Portfolio and Core Diversified Growth and Income Portfolio — Aggregate net assets include the net assets of the Fund and the net assets of similar funds of JHF II for all the funds listed. The monthly management fee paid on these assets is a) 0.05% on the first $500 million of aggregate net assets and 0.04% on the excess over $500 million of aggregate net assets.

• Blue Chip Growth Fund and Equity-Income Fund — a) 0.825% of the first $1 billion of aggregate net assets and b) 0.80% of the excess over $1 billion of aggregate net assets.

• Capital Appreciation Fund — a) 0.85% of the first $300 million of aggregate net assets; b) 0.80% of aggregate net assets between $300 million and $500 million; c) 0.70% of the aggregate net assets between $500 million and $1 billion; and d) 0.67% of the excess over $1 billion of aggregate net assets.

• Emerging Markets Debt Fund — a) 0.725% of the first $250 million of aggregate net assets; b) $0.700% of aggregate nets assets between $250 million and $750 million; and c) 0.675% of the excess over $750 million of aggregate net assets.

• Emerging Markets Value Fund and International Small Company Fund — a) 1.00% of the first $100 million of aggregate net assets and b) 0.95% excess over $100 million of aggregate net assets.

• Fundamental Value Fund — a) 0.85% of the first $50 million of aggregate net assets; b) 0.80% of aggregate net assets between $50 million and $500 million; and c) 0.75% of the excess over $500 million of aggregate net assets.

• Global Bond and Real Estate Securities Fund — 0.70% of aggregate net assets.

• Global Agribusiness Fund, Global Infrastructure Fund and Global Timber Fund — a) 0.85% of the first $250 million of average net assets and b) 0.80% excess over $250 million of average net assets.

• Global Real Estate Fund — a) 0.95% of the first $500 million of average net assets; b) 0.925% of average net assets between $500 million and $750 million; and c) 0.90% of the excess over $750 million of average net assets.

• High Income Fund — a) 0.725% of the first $150 million of aggregate net assets; b) 0.675% of aggregate net assets between $150 million and $500 million; c) 0.65% of the aggregate net assets between $500 million and $2.5 billion; and d) 0.60% of the excess over $2.5 billion of aggregate net assets.

• High Yield Fund — a) 0.70% of the first $500 million of aggregate net assets and b) 0.65% of the excess over $500 million of aggregate net assets.

• Index 500 Fund — a) 0.47% of the first $500 million of aggregate net assets and b) 0.46% of the excess over $500 million of aggregate net assets.

• International Equity Index Fund — a) 0.55% of the first $100 million of aggregate net assets and b) 0.53% of the excess over $100 million of aggregate net assets.

• International Small Cap Fund — a) 1.05% of the first $200 million of average net assets; b) 0.95% of average net assets between $200 million and $500 million; and c) 0.85% of the excess over $500 million of average net assets.

• International Opportunities Fund — a) 0.90% of the first $750 million of aggregate net assets; b) 0.85% of aggregate net assets between $750 million and $1.5 billion; and c) 0.80% of the excess over $1.5 billion of aggregate net assets.

• International Value Fund — Aggregate nets assets are the aggregate net assets of International Value Fund, JHT International Value Trust and Global Trust. The advisory paid is as follows: a) 0.95% of the first $200 million of aggregate net assets; b) 0.85% of aggregate net assets between $200 million and $500 million and c) 0.80% excess over $500 million of aggregate net assets.

• Investment Quality Bond Fund — a) 0.60% of the first $500 million of aggregate net assets and b) 0.55% of the excess over $500 million of aggregate net assets.

• Large Cap Fund — a) 0.78% of the first $250 million of aggregate net assets; b) 0.73% of aggregate net assets between $250 million and $500 million; c) 0.68% of aggregate net assets between $500 million and $750 million; and d) 0.65% of the excess over $750 million of aggregate net assets.

• Large Cap Value Fund — a) 0.825% of the first $500 million of aggregate net assets; b) 0.80% of aggregate net assets between $500 million and $1 billion; c) 0.775% of aggregate net assets between $1 billion and $1.5 billion; d) 0.72% of aggregate net assets between $1.5 billion and $2 billion; and e) 0.70% of the excess over $2 billion of aggregate net assets.

• Mid Cap Index Fund and Small Cap Index Fund — a) 0.49% of the first $250 million of aggregate net assets; b) 0.48% of aggregate net assets between $250 million and $500 million; and c) 0.46% of the excess over $500 million of aggregate net assets.

• Mid Cap Stock Fund — a) 0.875% of the first $200 million of aggregate net assets; b) 0.85% of aggregate net assets between $200 million and $500 million; and c) 0.825% of the excess over $500 million of aggregate net assets.

• Mid Cap Value Equity Fund — a) 0.875% of the first $250 million of aggregate net assets; b) 0.85% of aggregate net assets between $250 million and $500 million; c) 0.825% of aggregate net assets between $500 million and $1 billion; and d) 0.80% of the excess over $1 billion of aggregate net assets.

• Mid Value Fund — a) 1.05% of the first $50 million of aggregate net assets and b) 1.00% excess over $50 million of aggregate net assets.

• Optimized Value Fund — a) 0.70% of the first $500 million of aggregate net assets; b) 0.65% of aggregate net assets between $500 million and $1 billion; and c) 0.60% of the excess over $1 billion of aggregate net assets.

• Real Estate Equity Fund — a) 0.875% of the first $250 million of aggregate net assets; b) 0.85% of aggregate net assets between $250 million and $500 million; and c) 0.825% of the excess over $500 million of aggregate net assets.

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• Real Return Bond Fund — a) 0.70% of the first $1 billion of aggregate net assets and b) 0.65% excess over $1 billion of aggregate net assets.

• Short-Term Government Income Fund — a) 0.57% of the first $250 million of aggregate net assets and b) 0.55% excess over $250 million of aggregate net assets

• Small Cap Growth Fund and Small Cap Value Fund — a) 1.10% of the first $100 million of aggregate net assets and b) 1.05% excess over $100 million of aggregate net assets.

• Small Cap Opportunities Fund — a) 1.00% of the first $500 million of aggregate net assets; b) 0.95% of aggregate net assets between $500 million and $1 billion; c) 0.90% of aggregate net assets between $1 billion and $2 billion; and d) 0.85% of the excess over $2 billion of aggregate net assets.

• Small Company Growth Fund — a) 1.05% of the first $250 million of aggregate net assets and b) 1.00% excess over $250 million of aggregate net assets. However, when the aggregate net assets of Small Company Growth Fund, JHT Small Company Growth Trust, All Cap Growth Fund and JHT All Cap Growth Trust exceed $1 billion, then the advisory rate for Small Company Growth Trust will be 1.00% for all asset levels of the Fund.

• Smaller Company Growth Fund — a) 1.10% of the first $125 million of aggregate net assets; b) 1.05% of aggregate net assets between $125 million and $375 million; c) 1.00% of aggregate net assets between $375 million and $1 billion and d) 0.95% of the excess over $1 billion of aggregate net assets.

• Small Company Value Fund — a) 1.05% of the first $500 million of aggregate net assets and b) 1.00% excess over $500 million of aggregate net assets.

• Spectrum Income Fund — a) 0.80% of the first $250 million of aggregate net assets and b) 0.725% excess over $250 million of aggregate net assets.

• Strategic Bond Fund — a) 0.70% of the first $500 million of aggregate net assets and b) 0.65% excess over $500 million of aggregate net assets.

• Total Bond Market Fund — 0.49% of the first $500 million of aggregate net assets and b) 0.47% excess over $500 million of aggregate net assets.

• Total Return Fund — a) 0.70% of the first $1 billion of aggregate net assets and b) 0.675% excess over $1 billion of aggregate net assets.

• U.S. Government Securities Fund — a) 0.62% of the first $500 million of aggregate net assets and b) 0.55% excess over $500 million of aggregate net assets.

• U.S. High Yield Bond Fund — a) 0.75% of the first $200 million of aggregate net assets and b) 0.72% excess over $200 million of aggregate net assets.

• U.S. Multi Sector Fund — a) 0.78% of the first $500 million of aggregate net assets; b) 0.76% of aggregate net assets between $500 million and $1 billion; c) 0.75% of aggregate net assets between $1 billion and $2.5 billion and d) 0.74% of the excess over $2.5 billion of aggregate net assets.

• Value Fund — a) 0.75% of the first $200 million of aggregate net assets; b) 0.725% of aggregate net assets between $200 million and $500 million; and c) 0.65% of the excess over $500 million of aggregate net assets.

• Value & Restructuring Fund — a) 0.825% of the first $500 million of aggregate net assets; b) 0.80% of aggregate net assets between $500 million and $1 billion; and c) 0.775% of the excess over $1 billion of aggregate net assets.

• Vista Fund — a) 0.90% of the first $200 million of aggregate net assets; b) 0.85% of aggregate net assets between $200 million and $400 million; c) 0.825% of aggregate net assets between $400 million and $1 billion and d) 0.80% of the excess over $1 billion of aggregate net assets.

The organizations described below act as the subadvisers to the Trust and its Funds pursuant to Subadvisory Agreements with the Adviser. Fund management is allocated among the following managers:

Fund	Subadviser

Active Bond Fund	Declaration Management and Research, LLC and MFC Global Investment Management (U.S.), LLC*
All Cap Core Fund	Deutsche Investment Management Americas, Inc.
All Cap Growth Fund	Jennison Associates, LLC
All Cap Value Fund	Lord, Abbett & Company, LLC
Alpha Opportunities Fund	Wellington Management Company, LLP
Alternative Asset Allocation Fund	MFC Global Investment Management (U.S.A.) Limited*
Blue Chip Growth Fund	T. Rowe Price Associates, Inc.
Capital Appreciation Fund	Jennison Associates, LLC
Core Bond Fund	Wells Capital Management, Inc.
Core Diversified Growth & Income Portfolio	MFC Global Investment Management (U.S.A.) Limited*
Core Fundamental Holdings Portfolio	MFC Global Investment Management (U.S.A.) Limited*
Core Global Diversification Portfolio	MFC Global Investment Management (U.S.A.) Limited*
Emerging Markets Debt Fund	MFC Global Investment Management (U.S.), LLC*
Emerging Markets Value Fund	Dimensional Fund Advisors L.P.
Equity-Income Fund	T. Rowe Price Associates, Inc.
Fundamental Value Fund	Davis Selected Advisors, L.P.
Global Agribusiness Fund	MFC Global Investment Management (U.S.A.) Limited*
Global Bond Fund	Pacific Investment Management Company, LLC
Global Infrastructure Fund	MFC Global Investment Management (U.S.A.) Limited*
Global Real Estate Fund	Deutsche Investment Management Americas, Inc.
Global Timber Fund	MFC Global Investment Management (U.S.A.) Limited*
High Income Fund	MFC Global Investment Management (U.S.), LLC*
High Yield Fund	Western Asset Management Company
Index 500 Fund	MFC Global Investment Management (U.S.A.) Limited*
International Equity Index Fund	SSgA Funds Management, Inc.
International Opportunities Fund	Marsico Capital Management, LLC
International Small Cap Fund	Franklin Templeton Investment Corp.

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Fund	Subadviser

International Small Company Fund	Dimensional Fund Advisors, L.P.
International Value Fund	Templeton Investment Counsel, LLC
Investment Quality Bond Fund	Wellington Management Company, LLP
Large Cap Fund	UBS Global Asset Management (Americas), Inc.
Large Cap Value Fund	BlackRock Investment Management, LLC
Mid Cap Index Fund	MFC Global Investment Management (U.S.A.) Limited*
Mid Cap Stock Fund	Wellington Management Company, LLP
Mid Cap Value Equity Fund	RiverSource Investments, LLC
Mid Value Fund	T. Rowe Price Associates, Inc.
Optimized Value Fund	MFC Global Investment Management (U.S.A.) Limited*
Real Estate Equity Fund	T. Rowe Price Associates, Inc.
Real Estate Securities Fund	Deutsche Investment Management Americas, Inc.
Real Return Bond Fund	Pacific Investment Management Company, LLC
Short Term Government Income Fund	MFC Global Investment Management (U.S.), LLC*
Small Cap Growth Fund	Wellington Management Company, LLP
Small Cap Index Fund	MFC Global Investment Management (U.S.A.) Limited*
Small Cap Opportunities Fund	Invesco Advisers, Inc. and Dimensional Fund Advisors, L.P.
Small Cap Value Fund	Wellington Management Company, LLP
Small Company Growth Fund	Invesco Advisers, Inc.
Small Company Value Fund	T. Rowe Price Associates, Inc.
Smaller Company Growth Fund	MFC Global Investment Management (U.S.A.) Limited*, Frontier Capital Management Company, LLC
and Perimeter Capital Management
Spectrum Income Fund	T. Rowe Price Associates, Inc.
Strategic Bond Fund	Western Asset Management Company
Strategic Income Opportunities Fund	MFC Global Investment Management (U.S.), LLC*
Total Bond Market Fund	Declaration Management & Research, LLC
Total Return Fund	Pacific Investment Management Company, LLC
U.S. Government Securities Fund	Western Asset Management Company
U.S. High Yield Bond Fund	Wells Capital Management, Inc.
U.S. Multi Sector Fund	Grantham, Mayo, Van Otterloo & Company, LLC
Value Fund	Morgan Stanley Investment Management, Inc. (doing business as Van Kampen)
Value & Restructuring Fund	Columbia Management Advisors, LLC
Vista Fund	American Century Investment Management, Inc.

* An affiliate of the Adviser.

The Funds are not responsible for payment of the subadvisory fees. The investment management fees incurred for the six months ended February 28, 2010 were equivalent to an annual effective rate of the Funds’ average daily net assets as follows:

Fund	Annual Effective Rate	Fund	Annual Effective Rate

Active Bond Fund	0.60%	Investment Quality Bond Fund	0.59%
All Cap Core Fund	0.78%	Large Cap Fund	0.76%
All Cap Growth Fund	0.85%	Large Cap Value Fund	0.81%
All Cap Value Fund	0.83%	Mid Cap Index Fund	0.47%
Alpha Opportunities Fund	0.99%	Mid Cap Stock Fund	0.84%
Alternative Asset Allocation Fund	0.19%	Mid Cap Value Equity Fund	0.87%
Blue Chip Growth Fund	0.81%	Mid Value Fund	1.00%
Capital Appreciation Fund	0.71%	Optimized Value Fund	0.69%
Core Bond Fund	0.60%	Real Estate Equity Fund	0.88%
Core Diversified Growth & Income Portfolio	0.04%	Real Estate Securities Fund	0.70%
Core Fundamental Holdings Portfolio	0.04%	Real Return Bond Fund	0.68%
Core Global Diversification Portfolio	0.04%	Short Term Government Income Fund	0.57%
Emerging Markets Debt Fund	0.73%	Small Cap Growth Fund	1.06%
Emerging Markets Value Fund	0.95%	Small Cap Index Fund	0.48%
Equity-Income Fund	0.81%	Small Cap Opportunities Fund	1.00%
Floating Rate Income Fund	0.69%	Small Cap Value Fund	1.06%
Fundamental Value Fund	0.76%	Small Company Growth Fund	1.05%
Global Agribusiness Fund	0.85%	Small Company Value Fund	1.03%
Global Bond Fund	0.70%	Smaller Company Growth Fund	1.06%
Global Infrastructure Fund	0.85%	Spectrum Income Fund	0.73%
Global Real Estate Fund	0.95%	Strategic Bond Fund	0.68%
Global Timber Fund	0.85%	Total Bond Market Fund	0.49%
High Income Fund	0.67%	Total Return Fund	0.68%
High Yield Fund	0.66%	U.S. Government Securities Fund	0.62%
Index 500 Fund	0.46%	U.S. High Yield Bond Fund	0.72%
International Equity Index Fund	0.53%	U.S. Multi Sector Fund	0.76%

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Fund	Annual Effective Rate	Fund	Annual Effective Rate

International Opportunities Fund	0.88%	Value & Restructuring Fund	0.81%
International Small Cap Fund	1.02%	Value Fund	0.74%
International Small Company Fund	0.97%	Vista Fund	0.88%
International Value Fund	0.82%

Expense Reimbursements The Adviser voluntarily agrees to waive a portion of its management fee if certain expenses of the respective Funds exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses, and extraordinary expenses not incurred in the ordinary course of the Fund’s business, advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, printing and postage fees, and fees under any agreements or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund. This expense reduction will continue in effect until terminated by the Adviser. The effective date of voluntary waiver is detailed below.

	Waiver amount as a
	percentage of average
Fund	net assets	Effective date

Active Bond Fund	0.15%	October 1, 2009
All Cap Core Fund	0.20%	October 1, 2009
All Cap Growth Fund	0.20%	October 1, 2009
All Cap Value Fund	0.20%	October 1, 2009
Alpha Opportunities Fund	0.20%	October 1, 2009
Blue Chip Growth Fund	0.20%	October 1, 2009
Capital Appreciation Fund	0.20%	October 1, 2009
Core Bond Fund	0.15%	October 1, 2009
Emerging Markets Debt Fund	0.15%	January 4, 2010
Emerging Markets Value Fund	0.25%	October 1, 2009
Equity-Income Fund	0.20%	October 1, 2009
Fundamental Value Fund	0.20%	October 1, 2009
Global Bond Fund	0.15%	October 1, 2009
Global Real Estate Fund	0.25%	October 1, 2009
High Income Fund	0.15%	October 1, 2009
High Yield Fund	0.15%	October 1, 2009
Index 500 Fund	0.075%	November 1, 2009
International Equity Index Fund	0.075%	November 1, 2009
International Opportunities Fund	0.25%	October 1, 2009
International Small Cap Fund	0.25%	October 1, 2009
International Small Company Fund	0.25%	October 1, 2009
International Value Fund	0.25%	October 1, 2009
Investment Quality Bond Fund	0.15%	October 1, 2009
Large Cap Fund	0.20%	October 1, 2009
Large Cap Value Fund	0.20%	October 1, 2009
Mid Cap Stock Fund	0.20%	October 1, 2009
Mid Cap Value Equity Fund	0.20%	October 1, 2009
Mid Value Fund	0.20%	October 1, 2009
Optimized Value Fund	0.20%	January 1, 2010
Real Estate Equity Fund	0.20%	October 1, 2009
Real Estate Securities Fund	0.20%	October 1, 2009
Real Return Bond Fund	0.15%	October 1, 2009
Small Cap Growth Fund	0.20%	October 1, 2009
Small Cap Opportunities Fund	0.20%	October 1, 2009
Small Cap Value Fund	0.20%	October 1, 2009
Small Company Growth Fund	0.20%	October 1, 2009
Small Company Value Fund	0.20%	October 1, 2009
Smaller Company Growth Fund	0.20%	October 1, 2009
Spectrum Income Fund	0.15%	October 1, 2009
Strategic Bond Fund	0.15%	October 1, 2009
Total Bond Market	0.075%	January 1, 2010
Total Return Fund	0.15%	October 1, 2009
U.S. Government Securities Fund	0.15%	October 1, 2009
U.S. High Yield Bond Fund	0.15%	October 1, 2009
U.S. Multi Sector Fund	0.20%	October 1, 2009
Value & Restucturing Fund	0.20%	October 1, 2009
Value Fund	0.20%	January 1, 2010
Vista Fund	0.20%	October 1, 2009

The Adviser has contractually agreed to waive its advisory fee on International Value Fund, Small Cap Opportunities Fund and Smaller Company Growth Fund so that the amount retained by the Adviser after payment of the subadvisory fees for each Fund does not exceed 0.45% of the Fund’s average net assets. The expense reimbursement shall continue in effect until December 31, 2010, and may terminate anytime thereafter.

Prior to January 1, 2010, the Adviser had contractually agreed to reduce its advisory fee or make payments to reimburse Optimized Value Fund, in an amount equal to the amount by which all expenses of the Fund (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and extraordinary

394

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expenses not incurred in the ordinary course of the Fund’s business and class specific expenses) exceed 0.80% of the Fund’s average net assets. This reimbursement terminated on December 31, 2009.

Prior to January 1, 2010, the Adviser has contractually agreed to reduce its advisory fee or make payments to reimburse each Fund, in an amount equal to the amount by which all expenses of the Funds (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the Fund’s business, advisory fees and class specific expenses) exceed the expense limits set forth as a percentage of average net assets. These expense limits are as follows: 0.075% for Total Bond Market Fund and 0.25% for Value Fund. This reimbursement terminated on December 31, 2009.

Prior to November 1, 2009, the Adviser has voluntarily agreed to these expense limits as follows: 0.05% for Index 500 Fund and International Equity Index Fund. This voluntary expense reimbursement terminated on October 31, 2009.

The Adviser has voluntarily agreed to limit “other” fund expenses as follows: 0.075% for Mid Cap Index Fund and Small Cap Index Fund. This voluntary expense reimbursement may terminate at any time.

The Adviser has contractually agreed to reduce its advisory fee or make a payment to reimburse the Alternative Asset Allocation Fund in an amount equal to the amount by which all expenses of the Fund (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses, and extraordinary expenses not incurred in the ordinary course of the Fund’s business, advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, printing and postage fees, and fees under any agreements or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceeds 0.04% of the Fund’s average net assets. This expense reimbursement shall continue in effect until December 31, 2010, and may terminate anytime thereafter.

The Adviser has contractually agreed to limit Fund expenses for Global Agribusiness Fund, Global Infrastructure Fund and Global Timber Fund (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the Fund’s business, and fees under any agreements or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) so that the total Fund operating expenses do not exceed 1.45% for Class A and 1.00% for Class I of the average net assets of these classes. This expense reimbursement shall continue in effect until December 31, 2010, and may terminate anytime thereafter.

In addition, for Global Agribusiness Fund, Global Infrastructure Fund and Global Timber Fund the Adviser has voluntarily agreed to reduce its advisory fee or make a payment to reimburse each Fund, in an amount equal to the amount by which all expenses of the Fund (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the Fund’s business, advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, printing and postage fees, and fees under any agreements or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceeds 0.97% of average net assets. This voluntary expense reimbursement may terminate at anytime.

The Adviser has contractually agreed to limit Fund expenses for Small Cap Value Fund and Emerging Markets Debt Fund (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the Fund’s business, and fees under any agreements or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) so that the total Fund operating expenses do not exceed 1.14% for Small Cap Value Fund Class NAV, 1.35% for Emerging Markets Debt Fund Class A and 0.88% for Emerging Markets Debt Fund Class I of the average net assets of these classes. This expense reimbursement shall continue in effect until December 31, 2010, and may terminate anytime thereafter.

Prior to January 1, 2010 the Adviser has voluntarily agreed to waive its advisory fees for Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio and Core Global Diversification Portfolio. This voluntary expense reimbursement terminated on December 31, 2009. The Adviser has contractually agreed to reimburse Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio and Core Global Diversification Portfolio for “other” fund expenses exceeding 0.06% of the Funds’ average net assets. This expense reimbursement shall continue in effect until December 31, 2010, and may terminate anytime thereafter.

In addition, the Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio and Core Global Diversification Portfolio receive a fee equal to 0.05% of the average net asset value of their investment in the underlying American Funds for providing various account maintenance services.

The Adviser has contractually agreed to reimburse Short Term Government Income Fund for “other” fund expenses exceeding 0.08% of the Funds’ average net assets. This expense reimbursement shall continue in effect until December 31, 2010, and may terminate anytime thereafter.

The Adviser also voluntarily agreed to waive a portion of its advisory fees for the Funds sub-advised by T. Rowe Price which include Blue Chip Growth Fund, Equity-Income Fund, Mid Value Fund, Real Estate Equity Fund, Small Company Value Fund and Spectrum Income Fund. This voluntary waiver is the amount that the subadvisory fee is reduced by T. Rowe Price. This voluntary expense reimbursement may terminate at anytime.

The Adviser has voluntarily agreed to waive a portion of its management fee for certain Funds (the Participating Funds) of the Trust and JHT. All Funds covered in this report are Participating Funds. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Funds that exceeds $85 billion. The amount of the Reimbursement is calculated daily and allocated among all the Participating Funds in proportion to the daily net assets of each Fund.

For the period ended February 28, 2010, the waivers under these agreements amounted to:

Fund	Expense Reductions	Fund	Expense Reductions

Alpha Opportunities Fund	$1,516	Global Agribusiness Fund	24,201
Alternative Asset Allocation Fund	23,049	Global Bond Fund	1,496
Blue Chip Growth Fund	275,640	Global Infrastructure Fund	24,007
Capital Appreciation Fund	2,773	Global Real Estate Fund	592
Core Bond Fund	928	Global Timber Fund	25,942
Core Diversified Growth & Income Portfolio	20,012	High Income Fund	959
Core Fundamental Holdings Portfolio	19,050	High Yield Fund	2,083
Core Global Diversification Portfolio	19,330	Index 500 Fund	4,076
Emerging Markets Debt Fund	6,096	International Equity Index Fund	792
Emerging Markets Value Fund	2,384	International Opportunities Fund	1,751
Equity-Income Fund	130,518	International Small Cap Fund	520
Fundamental Value Fund	3,116	International Small Company Fund	255

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Fund	Expense Reductions	Fund	Expense Reductions

International Value Fund	100,655	Small Cap Opportunities Fund	42,223
Investment Quality Bond Fund	398	Small Cap Value Fund	1,891
Large Cap Fund	540	Small Company Growth Fund	281
Large Cap Value Fund	$1,139	Small Company Value Fund	97,936
Mid Cap Index Fund	1,132	Smaller Company Growth Fund	96,674
Mid Cap Stock Fund	1,601	Spectrum Income Fund	109,123
Mid Cap Value Equity Fund	360	Strategic Bond Fund	517
Mid Value Fund	77,936	Total Bond Market Fund	1,152
Optimized Value Fund	39,509	Total Return Fund	4,142
Real Estate Equity Fund	40,572	U.S. Government Securities Fund	305
Real Estate Securities Fund	570	U.S. High Yield Bond Fund	1,547
Real Return Bond Fund	2,601	U.S. Multi Sector Fund	1,954
Short Term Government Income Fund	23,450	Value Fund	263
Small Cap Growth Fund	248	Value & Restructuring Fund	1,155
Small Cap Index Fund	239	Vista Fund	515

Expense Recapture The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursements or waivers occurred. The table below outlines the amounts recovered during the period ended February 28, 2010, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates.

	Amounts Eligible	Amounts recovered
	for recovery through	during the period
Fund	February 1, 2013	ended February 28, 2010

Alternative Asset Allocation Fund	$67,639	—
Core Diversified Growth & Income Portfolio	45,704	—
Core Fundamental Holdings Portfolio	47,592	—
Core Global Diversification Portfolio	47,923	—
Emerging Markets Debt Fund	6,069	—
Global Agribusiness Fund	70,368	—
Global Infrastructure Fund	76,129	—
Global Timber Fund	72,992	—
Short Term Government Income Fund	77,162	—
Small Cap Value Fund	1,710	—

Accounting and Legal Services Pursuant to a separate services agreement, the Funds reimburse the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports amongst other services. These expenses are allocated to each share class based on relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the six months ended February 28, 2010 amounted to an annual rate of approximately 0.02% of the Fund’s average daily net assets.

Distribution and Service Plans The Funds have a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A and Class 1 pursuant to Rule 12b-1 of the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The following table shows the contractual rates of distribution and services fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Funds’ shares.

Class	12b-1 Fees

Class A	0.30%
Class 1	0.05%

Sales Charges Class A shares of Alternative Asset Allocation Fund, Global Agribusiness Fund, Global Infrastructure Fund and Global Timber Fund are assessed on up-front sales charges, which result in payments to the Distributor. For the six months ended February 28, 2010, there were no sales charges assessed.

Trustee Expenses The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Fund based on its average daily net assets.

6. FUND SHARE TRANSACTIONS Transactions in Funds shares for the period ended February 28, 2010 and for the year ended August 31, 2009 were as follows:

Active Bond Fund	Six months ended 2-28-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	500,409	$4,813,473	434,999	$3,745,649
Distributions reinvested	89,709	849,264	228,022	1,917,328
Repurchased	(325,435)	(3,133,104)	(782,499)	(6,612,314)
Net increase (decrease)	264,683	$2,529,633	(119,478)	($949,337)

Class NAV shares
Sold	6,288,508	$60,037,549	13,197,254	$111,468,719
Distributions reinvested	1,506,023	14,251,311	3,821,180	32,095,020
Repurchased	(1,792,057)	(17,279,336)	(19,652,661)	(165,413,864)
Net increase (decrease)	6,002,474	$57,009,524	(2,634,227)	($21,850,125)

Net increase (decrease)	6,267,157	$59,539,157	(2,753,705)	($22,799,462)

396

FUND SHARE TRANSACTIONS, CONTINUED

All Cap Core Fund	Six months ended 2-28-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	1,821,770	$13,891,405	13,452,401	$83,842,423
Distributions reinvested	759,368	5,839,540	1,202,340	7,286,181
Repurchased	(179,889)	(1,375,926)	(26,311,168)	(164,758,370)

Net increase (decrease)	2,401,249	$18,355,019	(11,656,427)	($73,629,766)

All Cap Growth Fund	Six months ended 2-28-10		Year ended 8-31-09[1]
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	162,491	$2,007,867	6,659,982	$67,463,747
Distributions reinvested	42,083	526,037	123,183	1,293,422
Repurchased	(642,706)	(7,920,923)	(941,182)	(9,920,162)
Net increase (decrease)	(438,132)	($5,387,019)	5,841,983	$58,837,007

Class NAV shares
Sold	—	—	241,382	$2,867,938
Repurchased	—	—	(6,323,837)	(67,218,053)
Net decrease	—	—	(6,082,455)	($64,350,115)

Net decrease	(438,132)	($5,387,019)	(240,472)	($5,513,108)

1 Class NAV shares were terminated on 12-3-08.

All Cap Value Fund	Six months ended 2-28-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	355,966	$3,531,136	7,396,779	$57,628,340
Distributions reinvested	25,848	261,582	281,814	2,254,513
Repurchased	(699,203)	(6,947,468)	(942,910)	(7,612,935)
Net increase (decrease)	(317,389)	($3,154,750)	6,735,683	$52,269,918

Class NAV shares
Sold	370,744	$3,620,243	25,119,325	$209,963,841
Distributions reinvested	98,440	991,294	118,452	942,883
Repurchased	(198,561)	(1,999,796)	(2,816,595)	(23,241,944)
Net increase	270,623	$2,611,741	22,421,182	$187,664,780

Net increase (decrease)	(46,766)	($543,009)	29,156,865	$239,934,698

Alpha Opportunities Fund	Six months ended 2-28-10		Period ended 8-31-09[1]
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	2,572,810	$28,019,475	62,325,689	$565,737,804
Distributions reinvested	6,357,403	69,995,012	31,026	268,998
Repurchased	(1,141,399)	(13,033,302)	(641,878)	(6,810,948)

Net increase	7,788,814	$84,981,185	61,714,837	$559,195,854

1 Period from 10-7-08 (inception date) to 8-31-09.

Alternative Asset Allocation Fund	Six months ended 2-28-10		Period ended 8-31-09[1]
	Shares	Amount	Shares	Amount

Class A shares
Sold	—	—	100,000	$1,000,000
Distributions reinvested	4,761	$63,655	—	—
Net increase	4,761	$63,655	100,000	$1,000,000

1 Period from 1-2-09 (inception date) to 8-31-09.

Blue Chip Growth Fund	Six months ended 2-28-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	17,583,194	$297,985,882	888,063	$12,043,485
Distributions reinvested	24,858	432,630	29,937	371,815
Repurchased	(1,498,001)	(25,512,150)	(1,181,788)	(16,186,261)
Net increase (decrease)	16,110,051	$272,906,362	(263,788)	($3,770,961)

Class NAV shares
Sold	5,580,390	$93,618,846	10,927,739	$141,487,414
Distributions reinvested	111,988	1,942,437	321,726	3,992,625
Repurchased	(1,777,330)	(30,666,767)	(27,365,374)	(359,553,539)
Net increase (decrease)	3,915,048	$64,894,516	(16,115,909)	($214,073,500)

Net increase (decrease)	20,025,099	$337,800,878	(16,379,697)	($217,844,461)

Capital Appreciation Fund	Six months ended 2-28-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	8,562,349	$82,384,071	965,382	$7,501,065
Distributions reinvested	29,216	288,944	28,991	204,967
Repurchased	(920,024)	(8,889,039)	(994,131)	(7,853,639)
Net increase	7,671,541	$73,783,976	242	($147,607)

Class NAV shares

397

FUND SHARE TRANSACTIONS, CONTINUED

Sold	8,937,345	$86,013,752	43,116,847	$328,018,111
Distributions reinvested	317,122	3,136,340	526,685	3,728,929
Repurchased	(4,703,944)	(46,273,484)	(16,144,174)	(120,212,860)
Net increase	4,550,523	$42,876,608	27,499,358	$211,534,180

Net increase	12,222,064	$116,660,584	27,499,600	$211,386,573

Core Bond Fund	Six months ended 2-28-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	310,259	$4,084,323	735,307	$9,129,567
Distributions reinvested	24,727	322,469	25,511	313,645
Repurchased	(232,469)	(3,040,565)	(356,061)	(4,378,226)
Net increase	102,517	$1,366,227	404,757	$5,064,986

Class NAV shares
Sold	2,030,745	$26,678,672	19,001,229	$238,596,906
Distributions reinvested	949,792	12,376,159	948,219	11,648,365
Repurchased	(169,948)	(2,234,877)	(9,748,353)	(116,900,767)
Net increase	2,810,589	$36,819,954	10,201,095	$133,344,504

Net increase	2,913,106	$38,186,181	10,605,852	$138,409,490

Core Diversified Growth & Income Portfolio	Six months ended 2-28-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	1,011,047	$9,048,478	1,279,236	$9,607,598
Distributions reinvested	44,653	403,216	6,561	47,109
Repurchased	(186,822)	(1,654,006)	(30,388)	(236,087)

Net increase	868,878	$7,797,688	1,255,409	$9,418,620

Core Fundamental Holdings Portfolio	Six months ended 2-28-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	374,155	$3,423,035	858,585	$6,629,857
Distributions reinvested	30,626	280,537	3,897	29,345
Repurchased	(146,902)	(1,338,652)	(59,177)	(489,241)

Net increase	257,879	$2,364,920	803,305	$6,169,961

Core Global Diversification Portfolio
	Six months ended 2-28-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	1,146,657	$10,349,590	834,648	$6,226,498
Distributions reinvested	38,057	343,658	5,103	34,804
Repurchased	(124,328)	(1,108,670)	(34,825)	(275,852)

Net increase	1,060,386	$9,584,578	804,926	$5,985,450

Emerging Markets Debt Fund	Period ended 2-28-10[1]
	Shares	Amount

Class A shares
Sold	1,200,000	$12,000,000
Net increase	1,200,000	$12,000,000

Class I shares
Sold	300,000	$3,000,000
Net increase	300,000	$3,000,000

Net increase	1,500,000	$15,000,000

1 Period from 1-4-10 (inception date) to 2-28-10.

Emerging Markets Value Fund	Six months ended 2-28-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	7,393,472	$74,167,478	68,907,123	$383,341,352
Distributions reinvested	1,301,528	13,574,945	4,001,143	21,646,182
Repurchased	(6,905,669)	(70,991,508)	(19,841,730)	(147,386,474)

Net increase	1,789,331	$16,750,915	53,066,536	$257,601,060

Equity-Income Fund	Six months ended 2-28-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	406,252	$5,070,401	1,711,067	$17,874,688
Distributions reinvested	218,164	2,722,683	1,457,662	15,013,923
Repurchased	(1,013,807)	(12,554,665)	(1,544,435)	(16,442,282)
Net increase (decrease)	(389,391)	($4,761,581)	1,624,294	$16,446,329

Class NAV shares
Sold	4,248,835	$52,435,241	19,424,390	$190,012,653
Distributions reinvested	1,114,103	13,892,855	6,828,433	70,264,573
Repurchased	(374,203)	(4,612,035)	(20,832,883)	(229,502,710)
Net increase	4,988,735	$61,716,061	5,419,940	$30,774,516

Net increase	4,599,344	$56,954,480	7,044,234	$47,220,845

398

FUND SHARE TRANSACTIONS, CONTINUED

Fundamental Value Fund
	Six months ended 2-28-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	141,879	$1,876,389	4,092,872	$42,923,521
Distributions reinvested	60,158	800,100	106,900	1,121,380
Repurchased	(709,175)	(9,319,003)	(842,270)	(9,089,292)
Net increase (decrease)	(507,138)	($6,642,514)	3,357,502	$34,955,609

Class NAV shares
Sold	3,701,104	$48,535,086	24,286,333	$247,884,176
Distributions reinvested	873,474	11,591,001	1,275,339	13,340,051
Repurchased	(1,602,893)	(21,238,890)	(19,789,519)	(218,868,125)
Net increase	2,971,685	$38,887,197	5,772,153	$42,356,102

Net increase	2,464,547	$32,244,683	9,129,655	$77,311,711

Global Agribusiness Fund	Six months ended 2-28-10		Period ended 8-31-09[1]
	Shares	Amount	Shares	Amount

Class A shares
Sold	—	—	100,000	$1,000,000
Distributions reinvested	1,393	$16,597	364	3,919
Net increase	1,393	$16,597	100,364	$1,003,919

Class R3 shares
Sold	—	—	100,000	$1,000,000
Distributions reinvested	1,614	$19,246	476	5,119
Net increase	1,614	$19,246	100,476	$1,005,119

Net increase	3,007	$35,843	200,840	$2,009,038

1 Period from 1-2-09 (inception date) to 8-31-09.

Global Bond Fund	Six months ended 2-28-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	700,976	$8,725,323	592,681	$7,063,630
Distributions reinvested	462,751	5,497,480	1,198,473	13,111,298
Repurchased	(282,544)	(3,491,163)	(1,943,488)	(23,889,066)
Net increase (decrease)	881,183	$10,731,640	(152,334)	($3,714,138)

Class NAV shares
Sold	6,968,693	$86,157,270	14,755,274	$170,390,401
Distributions reinvested	4,597,869	54,530,728	8,960,746	97,761,740
Repurchased	(1,818,027)	(22,725,794)	(10,304,360)	(125,333,579)
Net increase	9,748,535	$117,962,204	13,411,660	$142,818,562

Net increase	10,629,718	$128,693,844	13,259,326	$139,104,424

Global Infrastructure Fund	Six months ended 2-28-10		Period ended 8-31-09[1]
	Shares	Amount	Shares	Amount

Class A shares
Sold	—	—	100,000	$1,000,000
Distributions reinvested	1,121	$12,312	1,214	11,386
Net increase	1,121	$12,312	101,214	$1,011,386

Class I shares
Sold	—	—	100,000	$1,000,000
Distributions reinvested	1,337	$14,707	1,319	12,389
Net increase	1,337	$14,707	101,319	$1,012,389

Net increase	2,458	$27,019	202,533	$2,023,775

1 Period from 1-2-09 (inception date) to 8-31-09.

Global Real Estate Fund	Six months ended 2-28-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	4,319,983	$27,594,652	17,931,744	$83,643,789
Distributions reinvested	1,855,292	12,096,501	3,312,402	16,836,266
Repurchased	(2,143,030)	(14,060,383)	(52,245,635)	(280,570,461)

Net increase (decrease)	4,032,245	$25,630,770	(31,001,489)	($180,090,406)

Global Timber Fund	Six months ended 2-28-10		Period ended 8-31-09[1]
	Shares	Amount	Shares	Amount

Class A shares
Sold	—	—	100,000	$1,000,000
Distributions reinvested	162	$1,900	426	3,924
Net increase	162	$1,900	100,426	$1,003,924

Class I shares
Sold	—	—	100,000	$1,000,000
Distributions reinvested	262	$3,082	537	4,959
Net increase	262	$3,082	100,537	$1,004,959

Net increase	424	$4,982	200,963	$2,008,883

1 Period from 1-2-09 (inception date) to 8-31-09.

399

FUND SHARE TRANSACTIONS, CONTINUED

High Income Fund	Six months ended 2-28-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	598,443	$4,424,333	13,461,666	$65,914,601
Distributions reinvested	4,245,218	30,268,269	10,683,514	57,336,025
Repurchased	(8,046,144)	(57,097,802)	(15,272,933)	(83,886,371)

Net increase (decrease)	(3,202,483)	($22,405,200)	8,872,247	$39,364,255

High Yield Fund
	Six months ended 2-28-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	1,644,173	$13,953,575	3,012,087	$20,842,983
Distributions reinvested	458,101	3,833,366	718,394	4,779,611
Repurchased	(1,051,265)	(8,939,524)	(1,191,632)	(8,165,151)
Net increase	1,051,009	$8,847,417	2,538,849	$17,457,443

Class NAV shares
Sold	1,592,004	$13,199,954	15,422,137	$102,101,227
Distributions reinvested	6,526,558	54,220,965	22,179,420	145,505,694
Repurchased	(12,800,237)	(107,628,411)	(96,016,333)	(660,010,339)
Net decrease	(4,681,675)	($40,207,492)	(58,414,776)	($412,403,418)

Net decrease	(3,630,666)	($31,360,075)	(55,875,927)	($394,945,975)

Index 500 Fund
	Six months ended 2-28-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	22,269,385	$180,173,373	227,842,402	$1,531,455,178
Distributions reinvested	4,538,617	37,125,883	2,901,554	19,527,458
Repurchased	(18,396,601)	(146,932,881)	(88,931,480)	(618,067,848)

Net increase	8,411,401	$70,366,375	141,812,476	$932,914,788

International Equity Index Fund
	Six months ended 2-28-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	4,906,297	$79,025,634	7,745,230	$96,174,986
Distributions reinvested	771,721	12,540,484	764,817	9,391,951
Repurchased	(504,686)	(8,339,206)	(14,397,343)	(192,129,420)

Net increase (decrease)	5,173,332	$83,226,912	(5,887,296)	($86,562,483)

International Opportunities Fund
	Six months ended 2-28-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	5,424,763	$70,137,954	769,809	$7,623,458
Distributions reinvested	68,840	872,208	27,994	262,865
Repurchased	(467,626)	(5,808,260)	(533,780)	(5,523,254)
Net increase	5,025,977	$65,201,902	264,023	$2,363,069

Class NAV shares
Sold	5,874,166	$72,728,853	11,813,975	$115,024,206
Distributions reinvested	578,408	7,340,000	826,446	7,768,599
Repurchased	(799,310)	(10,072,065)	(9,056,314)	(94,542,400)
Net increase	5,653,264	$69,996,788	3,584,107	$28,250,405

Net increase	10,679,241	$135,198,690	3,848,130	$30,613,474

International Small Cap Fund
	Six months ended 2-28-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	1,264,093	$16,819,316	6,401,461	$60,916,529
Distributions reinvested	163,218	2,141,419	1,209,707	9,759,113
Repurchased	(1,046,123)	(13,621,147)	(1,061,526)	(9,598,421)
Net increase	381,188	$5,339,588	6,549,642	$61,077,221

Class NAV shares
Sold	510,971	$6,665,777	3,648,017	$34,368,305
Distributions reinvested	147,405	1,933,946	3,387,992	27,332,037
Repurchased	(936,878)	(11,974,138)	(15,964,929)	(155,307,918)
Net decrease	(278,502)	($3,374,415)	(8,928,920)	($93,607,576)

Net increase (decrease)	102,686	$1,965,173	(2,379,278)	($32,530,355)

400

FUND SHARE TRANSACTIONS, CONTINUED

International Small Company Fund
	Six months ended 2-28-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	1,367,192	$9,920,499	6,187,305	$37,068,576
Distributions reinvested	700,152	5,041,096	2,371,566	12,498,150
Repurchased	(1,904,041)	(14,132,938)	(38,605,196)	(227,744,201)

Net increase (decrease)	163,303	$828,657	(30,046,325)	($178,177,475)

International Value Fund
	Six months ended 2-28-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	392,446	$5,426,313	705,634	$7,699,836
Distributions reinvested	426,249	5,831,083	1,905,202	19,509,272
Repurchased	(1,490,958)	(20,341,341)	(3,750,547)	(41,814,039)
Net decrease	(672,263)	($9,083,945)	(1,139,711)	($14,604,931)

Class NAV shares
Sold	6,166,497	$81,824,175	9,713,464	$96,453,789
Distributions reinvested	1,276,486	17,411,266	5,530,988	56,471,391
Repurchased	(3,121,492)	(42,210,407)	(16,637,868)	(187,156,148)
Net increase (decrease)	4,321,491	$57,025,034	(1,393,416)	($34,230,968)

Net increase (decrease)	3,649,228	$47,941,089	(2,533,127)	($48,835,899)

Investment Quality Bond Fund
	Six months ended 2-28-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	756,054	$9,036,038	1,342,355	$14,893,793
Distributions reinvested	150,495	1,784,866	285,560	3,147,040
Repurchased	(606,914)	(7,249,810)	(870,989)	(9,725,081)
Net increase	299,635	$3,571,094	756,926	$8,315,752

Class NAV shares
Sold	1,462,894	$17,415,481	1,804,356	$20,253,131
Distributions reinvested	287,302	3,403,112	596,208	6,572,761
Repurchased	(1,012,794)	(12,049,315)	(4,924,654)	(52,711,344)
Net increase (decrease)	737,402	$8,769,278	(2,524,090)	($25,885,452)

Net increase (decrease)	1,037,037	$12,340,372	(1,767,164)	($17,569,700)

Large Cap Fund
	Six months ended 2-28-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	1,727,421	$19,448,147	476,744	$4,384,915
Distributions reinvested	26,932	310,523	51,036	450,141
Repurchased	(255,848)	(2,906,043)	(430,221)	(3,965,976)
Net increase	1,498,505	$16,852,627	97,559	$869,080

Class NAV shares
Sold	196,451	$2,193,840	3,872,293	$34,916,118
Distributions reinvested	158,386	1,826,185	490,434	4,320,722
Repurchased	(291,021)	(3,316,361)	(11,140,763)	(104,478,015)
Net increase (decrease)	63,816	$703,664	(6,778,036)	($65,241,175)

Net increase (decrease)	1,562,321	$17,556,291	(6,680,477)	($64,372,095)

Large Cap Value Fund
	Six months ended 2-28-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	146,425	$2,470,937	787,705	$11,833,659
Distributions reinvested	65,819	1,120,244	91,070	1,419,786
Repurchased	(670,007)	(11,052,702)	(577,739)	(8,940,990)
Net increase (decrease)	(457,763)	($7,461,521)	301,036	$4,312,455

Class NAV shares
Sold	2,645,660	$44,393,576	8,357,280	$119,587,418
Distributions reinvested	396,749	6,764,574	414,458	6,469,691
Repurchased	(1,064,485)	(17,960,675)	(9,971,730)	(154,430,247)
Net increase (decrease)	1,977,924	$33,197,475	(1,199,992)	($28,373,138)

Net increase (decrease)	1,520,161	$25,735,954	(898,956)	($24,060,683)

Mid Cap Index Fund
	Six months ended 2-28-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	1,139,044	$17,597,565	20,081,316	$244,359,674
Distributions reinvested	360,120	5,711,496	806,316	9,329,070
Repurchased	(1,411,017)	(22,174,062)	(4,104,625)	(46,923,803)

Net increase	88,147	$1,134,999	16,783,007	$206,764,941

401

FUND SHARE TRANSACTIONS, CONTINUED

Mid Cap Stock Fund
	Six months ended 2-28-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	535,446	$7,372,244	1,498,482	$16,519,734
Repurchased	(1,412,324)	(19,158,133)	(2,530,777)	(28,735,579)
Net decrease	(876,878)	($11,785,889)	(1,032,295)	($12,215,845)

Class NAV shares
Sold	1,350,787	$18,299,133	18,280,389	$198,682,567
Distributions reinvested	6,194	86,849	13,491	143,548
Repurchased	(1,428,679)	(19,722,955)	(2,976,408)	(32,778,348)
Net increase (decrease)	(71,698)	($1,336,973)	15,317,472	$166,047,767

Net increase (decrease)	(948,576)	($13,122,862)	14,285,177	$153,831,922

Mid Cap Value Equity Fund
	Six months ended 2-28-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	474,354	$3,763,963	12,800,227	$80,582,484
Distributions reinvested	220,083	1,771,675	498,499	2,951,115
Repurchased	(655,680)	(5,261,987)	(521,042)	(3,603,952)

Net increase	38,757	$273,651	12,777,684	$79,929,647

Mid Value Fund
	Six months ended 2-28-10		Period ended 8-31-09[1]
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	921,731	$12,333,695	24,395,377	$259,753,505
Distributions reinvested	752,102	10,251,149	—	—
Repurchased	(864,974)	(11,619,915)	(553,704)	(6,846,322)

Net increase	808,859	$10,964,929	23,841,673	$252,907,183

1 Period from 1-2-09 (inception date) to 8-31-09.

Optimized Value Fund
	Six months ended 2-28-10[1]		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class A shares
Sold	3,228	$32,482	30,249	$258,570
Distributions reinvested	—	—	180	1,531
Repurchased	(34,101)	(349,927)	(3,311)	(32,469)
Net increase (decrease)	(30,873)	($317,445)	27,118	$227,632

Class B shares
Sold	—	—	12,847	$111,675
Distributions reinvested	—	—	38	328
Repurchased	(10,009)	($103,713)	(3,663)	(31,336)
Net increase (decrease)	(10,009)	($103,713)	9,222	$80,667

Class C shares
Sold	150	$1,521	982	$6,930
Distributions reinvested	—	—	13	108
Repurchased	(1,813)	(18,777)	—	—
Net increase (decrease)	(1,663)	($17,256)	995	$7,038

Class R3 shares
Sold	696	$7,000	—	—
Distributions reinvested	—	—	21	$180
Repurchased	(1,385)	(14,488)	—	—
Net increase (decrease)	(689)	($7,488)	21	$180

Class 1 shares
Sold	93,095	$964,405	266,435	$2,272,763
Distributions reinvested	90,944	939,448	169,404	1,443,321
Repurchased	(612,029)	(6,258,526)	(850,844)	(7,481,138)
Net decrease	(427,990)	($4,354,673)	(415,005)	($3,765,054)

Class NAV shares
Sold	636,167	$6,540,559	3,048,614	$23,996,954
Distributions reinvested	508,324	5,250,993	1,321,422	11,271,727
Repurchased	(57,254)	(566,780)	(32,364,754)	(288,588,326)
Net increase (decrease)	1,087,237	$11,224,772	(27,994,718)	($253,319,645)

Net increase (decrease)	616,013	$6,424,197	(28,372,367)	($256,769,182)

1 Class A, B, C and I shares were terminated on 12-11-09.

402

FUND SHARE TRANSACTIONS, CONTINUED

Real Estate Equity Fund
	Six months ended 2-28-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	4,128,547	$23,367,526	30,120,551	$125,777,784
Distributions reinvested	973,205	5,771,107	1,459,051	7,003,443
Repurchased	(5,823,490)	(34,077,652)	(23,628,488)	(117,665,680)

Net increase (decrease)	(721,738)	($4,939,019)	7,951,114	$15,115,547

Real Estate Securities Fund
	Six months ended 2-28-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	21,232,413	$196,749,506	1,716,912	$12,760,497
Distributions reinvested	372,470	3,702,351	366,648	2,881,857
Repurchased	(1,538,574)	(14,713,684)	(1,731,303)	(13,321,529)

Net increase	20,066,309	$185,738,173	352,257	$2,320,825

Real Return Bond Fund
	Six months ended 2-28-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	1,324,228	$16,484,646	2,359,564	$28,706,140
Distributions reinvested	106,198	1,306,768	639,430	6,919,597
Repurchased	(300,139)	(3,728,151)	(1,344,527)	(15,947,022)
Net increase	1,130,287	$14,063,263	1,654,467	$19,678,715

Class NAV shares
Sold	11,622,400	$142,567,403	36,720,066	$425,088,369
Distributions reinvested	1,904,943	23,204,721	10,239,788	109,820,891
Repurchased	(3,925,568)	(48,405,424)	(17,016,392)	(192,360,342)
Net increase	9,601,775	$117,366,700	29,943,462	$342,548,918

Net increase	10,732,062	$131,429,963	31,597,929	$362,227,633

Short Term Government Income Fund
	Six months ended 2-28-10		Period ended 8-31-09[1]
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	714,828	$7,262,609	2,554,945	$25,657,086
Distributions reinvested	48,316	487,990	—	—
Repurchased	—	—	(110,067)	(1,105,072)

Net increase	763,144	$7,750,599	2,444,878	$24,552,014

1 Period from 1-2-09 (inception date) to 8-31-09.

Small Cap Growth Fund
	Six months ended 2-28-10		Period ended 8-31-09[1]
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	377,533	$3,395,833	17,421,171	$133,757,170
Repurchased	(1,791,251)	(15,983,146)	(2,886,232)	(23,076,750)

Net increase (decrease)	(1,413,718)	($12,587,313)	14,534,939	$110,680,420

1 Period from 9-10-08 (inception date) to 8-31-09.

Small Cap Index Fund
	Six months ended 2-28-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	1,522,233	$15,661,529	8,174,345	$65,808,763
Distributions reinvested	134,366	1,405,466	405,796	3,355,933
Repurchased	(658,232)	(6,821,431)	(8,098,784)	(71,823,966)

Net increase (decrease)	998,367	$10,245,564	481,357	($2,659,270)

Small Cap Opportunities Fund
	Six months ended 2-28-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	97,652	$1,595,668	2,004,641	$23,966,196
Distributions reinvested	4,374	70,639	53,884	644,449
Repurchased	(281,941)	(4,490,329)	(449,346)	(5,822,702)
Net increase (decrease)	(179,915)	($2,824,022)	1,609,179	$18,787,943

Class NAV shares
Sold	160,449	$2,471,167	111,174	$1,077,241
Distributions reinvested	7,199	115,688	97,175	1,156,381
Repurchased	(186,722)	(3,034,778)	(1,815,298)	(23,774,397)
Net decrease	(19,074)	($447,923)	(1,606,949)	($21,540,775)

Net increase (decrease)	(198,989)	($3,271,945)	2,230	($2,752,832)

403

FUND SHARE TRANSACTIONS, CONTINUED

Small Cap Value Fund
	Six months ended 2-28-10		Period ended 8-31-09[1]
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	276,840	$3,653,412	6,557,463	$70,234,361
Distributions reinvested	115,572	1,552,137	—	—
Repurchased	(315,121)	(4,270,673)	(206,447)	(2,460,334)

Net increase	77,291	$934,876	6,351,016	$67,774,027

1 Period from 12-16-08 (inception date) to 8-31-09.

Small Company Growth Fund
	Six months ended 2-28-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	936,074	$9,442,232	4,392,529	$35,761,578
Distributions reinvested	12,825	132,484	—	—
Repurchased	(343,861)	(3,586,039)	(5,683,860)	(48,300,649)

Net increase (decrease)	605,038	$5,988,677	(1,291,331)	($12,539,071)

Small Company Value Fund
	Six months ended 2-28-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	268,989	$5,578,304	507,097	$8,989,437
Distributions reinvested	44,345	926,808	158,222	2,604,338
Repurchased	(477,179)	(9,864,167)	(897,136)	(15,693,348)
Net decrease	(163,845)	($3,359,055)	(231,817)	($4,099,573)

Class NAV shares
Sold	807,227	$16,264,124	3,663,715	$55,972,859
Distributions reinvested	128,190	2,675,344	541,021	8,894,391
Repurchased	(557,772)	(11,747,464)	(7,697,335)	(133,089,097)
Net increase (decrease)	377,645	$7,192,004	(3,492,599)	($68,221,847)

Net increase (decrease)	213,800	$3,832,949	(3,724,416)	($72,321,420)

Smaller Company Growth Fund
	Six months ended 2-28-10		Period ended 8-31-09[1]
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	881,394	$9,650,486	16,546,006	$153,592,008
Repurchased	(589,261)	(6,618,175)	(1,273,226)	(12,489,589)

Net increase	292,133	$3,032,311	15,272,780	$141,102,419

1 Period from 10-7-08 (inception date) to 8-31-09.

Spectrum Income Fund
	Six months ended 2-28-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	7,420,249	$75,735,118	9,757,985	$89,449,602
Distributions reinvested	2,245,407	22,829,936	6,416,463	58,098,237
Repurchased	(18,010,572)	(185,187,032)	(31,631,473)	(279,477,968)
Net decrease	(8,344,916)	($86,621,978)	(15,457,025)	($131,930,129)

Strategic Bond Fund
	Six months ended 2-28-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	624,085	$6,588,318	835,593	$7,764,854
Distributions reinvested	220,242	2,277,050	223,355	2,069,660
Repurchased	(312,984)	(3,284,628)	(871,323)	(8,048,531)
Net increase	531,343	$5,580,740	187,625	$1,785,983

Class NAV shares
Sold	1,623,339	$16,897,190	9,544,418	$88,849,831
Distributions reinvested	1,665,859	17,191,037	2,641,490	24,442,301
Repurchased	(27,767,244)	(293,486,193)	(12,564,112)	(114,104,289)
Net decrease	(24,478,046)	($259,397,966)	(378,204)	($812,157)

Net increase (decrease)	(23,946,703)	($253,817,226)	(190,579)	$973,826

Total Bond Market Fund
	Six months ended 2-28-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	12,807,729	$133,150,295	48,579,397	$478,866,200
Distributions reinvested	1,727,094	17,737,159	1,162,665	11,789,910
Repurchased	(1,373,107)	(14,249,874)	(12,796,726)	(130,405,066)

Net increase	13,161,716	$136,637,580	36,945,336	$360,251,044

404

FUND SHARE TRANSACTIONS, CONTINUED

Total Return Fund
	Six months ended 2-28-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	4,158,175	$58,681,128	5,014,687	$66,769,458
Distributions reinvested	749,460	10,455,268	1,574,743	19,982,330
Repurchased	(1,862,921)	(26,232,999)	(1,252,977)	(16,611,061)
Net increase	3,044,714	$42,903,397	5,336,453	$70,140,727

Class NAV shares
Sold	15,014,220	$210,402,963	26,780,172	$354,828,065
Distributions reinvested	4,993,239	69,428,675	12,366,160	156,858,560
Repurchased	(4,162,781)	(58,514,262)	(47,873,903)	(636,991,197)
Net increase (decrease)	15,844,678	$221,317,376	(8,727,571)	($125,304,572)

Net increase (decrease)	18,889,392	$264,220,773	(3,391,118)	($55,163,845)

U.S. Government Securities Fund
	Six months ended 2-28-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	558,670	$6,844,301	1,122,209	$13,618,577
Distributions reinvested	127,138	1,535,689	422,951	4,895,470
Repurchased	(667,264)	(8,162,522)	(877,749)	(10,402,817)
Net increase	18,544	$217,468	667,411	$8,111,230

Class NAV shares
Sold	727,345	$8,867,394	607,780	$7,297,301
Distributions reinvested	275,841	3,321,158	1,006,604	11,656,112
Repurchased	(59,692)	(727,023)	(6,474,865)	(79,626,185)
Net increase (decrease)	943,494	$11,461,529	(4,860,481)	($60,672,772)

Net increase (decrease)	962,038	$11,678,997	(4,193,070)	($52,561,542)

U.S. High Yield Bond Fund
	Six months ended 2-28-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	878,134	$10,725,416	2,596,044	$26,955,307
Distributions reinvested	138,571	1,674,161	118,287	1,205,635
Repurchased	(407,528)	(4,977,405)	(258,865)	(2,762,895)
Net increase	609,177	$7,422,172	2,455,466	$25,398,047

Class NAV shares
Sold	3,389,564	$41,015,133	26,249,361	$279,241,229
Distributions reinvested	2,645,392	31,937,732	4,356,344	43,524,775
Repurchased	(12,366,441)	(150,525,176)	(10,639,879)	(101,445,679)
Net increase (decrease)	(6,331,485)	($77,572,311)	19,965,826	$221,320,325

Net increase (decrease)	(5,722,308)	($70,150,139)	22,421,292	$246,718,372

U.S. Multi Sector Fund
	Six months ended 2-28-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	7,335,151	$62,888,514	37,435,191	$282,671,384
Distributions reinvested	1,385,592	12,428,759	1,871,614	14,280,412
Repurchased	(3,530,560)	(31,293,805)	(27,681,795)	(215,379,965)

Net increase	5,190,183	$44,023,468	11,625,010	$81,571,831

Value Fund
	Six months ended 2-28-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	286,343	$2,431,596	13,649,139	$90,460,239
Distributions reinvested	114,186	976,292	37,588	228,535
Repurchased	(1,167,413)	(9,770,752)	(685,495)	(4,544,277)

Net increase (decrease)	(766,884)	($6,362,864)	13,001,232	$86,144,497

Value & Restructuring Fund
	Six months ended 2-28-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	3,829,607	$36,396,903	25,153,760	$177,939,059
Distributions reinvested	752,057	7,347,600	833,670	5,685,628
Repurchased	(3,829,948)	(37,080,866)	(14,265,751)	(107,513,036)

Net increase	751,716	$6,663,637	11,721,679	$76,111,651

405

FUND SHARE TRANSACTIONS, CONTINUED

Vista Fund
	Six months ended 2-28-10		Year ended 8-31-09
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	2,416,417	$16,998,465	23,309,641	$149,259,434
Distributions reinvested	—	—	2,359,120	14,296,268
Repurchased	(610,982)	(4,477,078)	(1,622,301)	(10,379,836)

Net increase	1,805,435	$12,521,387	24,046,460	$153,175,866

7. PURCHASE AND SALE OF SECURITIES Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, are aggregated below for the period ended February 28, 2010. In addition, the purchases and sales of U.S. Treasury obligations are aggregated below for the period ended February 28, 2010.

	PURCHASES		SALES AND MATURITIES
FUND	U.S. GOVERNMENT	OTHER ISSUERS	U.S. GOVERNMENT	OTHER ISSUERS

Active Bond Fund	$167,992,817	$122,161,864	$125,865,492	$102,655,830
All Cap Core Fund	—	366,874,950	—	316,659,677
All Cap Growth Fund	—	92,334,105	—	96,413,664
All Cap Value Fund	—	147,601,072	—	148,599,438
Alpha Opportunities Fund	—	612,649,065	—	619,151,234
Alternative Asset Allocation Fund	—	116,315	—	99,330
Blue Chip Growth Fund	—	756,283,803	—	415,625,356
Capital Appreciation Fund	—	671,704,368	—	555,777,314
Core Bond Fund	872,292,647	194,121,381	802,105,493	178,637,095
Core Diversified Growth & Income Portfolio	—	17,492,228	—	9,811,953
Core Fundamental Holdings Portfolio	—	8,546,736	—	6,278,241
Core Global Diversification Portfolio	—	18,203,438	—	8,696,967
Emerging Markets Debt Fund	—	18,381,055	—	4,692,895
Emerging Markets Value Fund	—	125,906,683	—	135,443,349
Equity-Income Fund	—	99,294,358	—	71,758,560
Fundamental Value Fund	—	175,483,317	—	156,453,875
Global Agribusiness Fund	—	879,148	—	874,910
Global Bond Fund	248,515,130	478,357,762	326,016,496	306,278,090
Global Infrastructure Fund	—	866,227	—	841,279
Global Real Estate Fund	—	164,719,649	—	158,647,861
Global Timber Fund	—	855,456	—	849,984
High Income Fund	—	211,317,254	—	286,082,474
High Yield Fund	—	520,946,523	—	556,333,505
Index 500 Fund	—	124,464,829	—	117,006,809
International Equity Index Fund	—	76,188,600	—	4,119,608
International Opportunities Fund	—	663,719,612	—	558,188,712
International Small Cap Fund	—	21,169,658	—	869,167,243
International Small Company Fund	—	10,263,982	—	21,313,480
International Value Fund	—	90,089,397	—	139,556,594
Investment Quality Bond Fund	9,141,274	17,682,053	1,494,098	12,083,445
Large Cap Fund	—	83,651,687	—	68,549,832
Large Cap Value Fund	—	325,925,442	—	310,681,719
Mid Cap Index Fund	—	51,627,504	—	53,709,215
Mid Cap Stock Fund	—	526,820,368	—	556,862,599
Mid Cap Value Equity Fund	—	42,413,086	—	45,980,988
Mid Value Fund	—	73,803,542	—	86,715,643
Optimized Value Fund	—	194,117,793	—	192,815,055
Real Estate Equity Fund	—	36,710,766	—	53,192,820
Real Estate Securities Fund	—	278,113,103	—	94,662,711
Real Return Bond Fund	1,835,136,659	151,759,427	1,861,897,098	119,154,564
Short Term Government Income Fund	26,248,062	—	18,902,632
Small Cap Growth Fund	—	74,444,463	—	94,117,035
Small Cap Index Fund	—	15,763,279	—	8,045,351
Small Cap Opportunities Fund	—	18,975,611	—	22,400,456
Small Cap Value Fund	—	11,612,661	—	12,423,444
Small Company Growth Fund	—	25,478,706	—	20,876,643
Small Company Value Fund	—	41,864,616	—	43,449,445
Smaller Company Growth Fund	—	75,163,441	—	71,212,470
Spectrum Income Fund	124,114,283	238,581,350	139,480,448	304,299,347
Strategic Bond Fund	175,385,945	81,152,367	269,569,764	217,922,861
Total Bond Market Fund	151,626,634	27,119,028	32,318,855	4,440,974
Total Return Fund	1,962,015,393	174,048,858	2,356,121,255	138,611,918
U.S. Government Securities Fund	63,495,342	1,018,115	88,021,993	12,733,705

406

PURCHASE AND SALE OF SECURITIES, CONTINUED

	PURCHASES		SALES AND MATURITIES
FUND	U.S. GOVERNMENT	OTHER ISSUERS	U.S. GOVERNMENT	OTHER ISSUERS

U.S. High Yield Bond Fund	—	$247,865,825	—	$300,655,092
U.S. Multi Sector Fund	—	196,310,721	—	168,734,445
Value Fund	—	33,603,048	—	42,653,706
Value & Restructuring Fund	—	57,016,468	—	63,873,940
Vista Fund	—	182,039,538	—	170,637,886

8. INVESTMENT BY AFFILIATED FUNDS Certain investors in the Fund are affiliated Funds and are managed by the Adviser and its affiliates. The affiliated Funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. The following Funds had an affiliate ownership concentration of 5% or more of a Funds’ net assets as of February 28, 2010:

Fund	Affiliate Concentration	Fund	Affiliate Concentration

Active Bond Fund	94.4%	Mid Cap Stock Fund	63.6%
All Cap Core Fund	100.0%	Mid Cap Value Equity Fund	100.0%
All Cap Value Fund	76.8%	Mid Value Fund	100.0%
Alpha Opportunities Fund	100.0%	Optimized Value Fund	85.5%
Blue Chip Growth Fund	76.6%	Real Estate Equity Fund	99.9%
Capital Appreciation Fund	79.1%	Real Return Bond Fund	94.1%
Core Bond Fund	97.5%	Short Term Government Income Fund	99.7%
Emerging Markets Value Fund	97.1%	Small Cap Growth Fund	100.0%
Equity-Income Fund	83.7%	Small Cap Index Fund	100.0%
Fundamental Value Fund	89.4%	Small Cap Opportunities Fund	56.0%
Global Bond Fund	91.0%	Small Cap Value Fund	100.0%
Global Real Estate Fund	99.9%	Small Company Growth Fund	100.0%
High Income Fund	98.7%	Small Company Value Fund	73.3%
High Yield Fund	92.7%	Smaller Company Growth Fund	100.0%
Index 500 Fund	99.6%	Spectrum Income Fund	99.9%
International Equity Index Fund	98.9%	Strategic Bond Fund	82.1%
International Opportunities Fund	89.2%	Total Bond Market Fund	98.8%
International Small Cap Fund	49.1%	Total Return Fund	70.5%
International Small Company Fund	98.6%	U.S. Government Securities Fund	68.9%
International Value Fund	67.9%	U.S. High Yield Bond Fund	94.1%
Investment Quality Bond Fund	66.0%	U.S. Multi Sector Fund	99.7%
Large Cap Fund	84.9%	Value Fund	100.0%
Large Cap Value Fund	85.8%	Value & Restructuring Fund	100.0%
Mid Cap Index Fund	100.0%	Vista Fund	100.0%

9. INVESTMENT IN AFFILIATED UNDERLYING FUNDS Alternative Asset Allocation Fund, Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio and Core Global Diversification Portfolio invest primarily in affiliated underlying funds that are managed by the Adviser and affiliates. The Funds do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the Fund’s investment may represent a significant portion of each underlying Fund’s net assets. For the six months ended February 28, 2010, none of these Funds held 5% or more of an underlying Funds’ net assets.

407

John Hancock Funds II

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

At its meeting on December 15-17, 2009, the Board, including all of the Independent Trustees, approved the Emerging Markets Debt Fund (the “New Portfolio”), a new series of John Hancock Funds II (the “Trust”):

This section describes the evaluation by the Board of Trustees of:

(a) an amendment (the “Advisory Agreement Amendment”) to the advisory agreement between John Hancock Funds II (the “Trust”) and John Hancock Investment Management Services, LLC (the “Adviser” or “JHIMS”) to add the New Portfolio.

(b) an amendment to the subadvisory agreement between the Adviser and MFC Global Investment Management (U.S.), LLC (the “Subadviser”) to add the New Portfolio (the “Subadvisory Agreement Amendment”).

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s Adviser, approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust (the “Funds”) and approving the Trust’s advisory and subadvisory agreements (and any sub-subadvisory agreements), their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with entities that are not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers any other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory Agreement

At its meeting on December 15-17, 2009, the Board, including all the Independent Trustees, approved the Advisory Agreement Amendment.

In approving the Advisory Agreement Amendment, and with reference to the factors that it regularly considers, the Board:

(1)–(a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’ personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to perform its services under the Advisory Agreement with respect to the New Portfolio;

(2)–reviewed the advisory fee structure for the New Portfolio (including JHIMS’s agreement to waive a portion of its management fees or reimburse expenses based upon that portion of the aggregate net assets of all participating Funds that exceeds $85 billion) and the incorporation of the subadvisory fee breakpoints (as described below under “Approval of Subadvisory Agreements” below) and concluded that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of the New Portfolio to benefit from economies of scale if the assets of the New Portfolio grow;

(3)–(a) reviewed and considered an analysis presented by JHIMS regarding the anticipated profitability of JHIMS’s and its affiliates’ relationship with the New Portfolio and whether JHIMS has the financial ability to provide a high level of services to the New Portfolio,

(b) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the New Portfolio, and

(c) noted that JHIMS will pay the subadvisory fee out of the advisory fees JHIMS will receive from the New Portfolio and concluded that the advisory fees to be paid by the Trust with respect to the New Portfolio are not unreasonable in light of such information; and

(d) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the New Portfolio and the entrepreneurial risk that it assumes as Adviser. Based upon its review, the Board concluded that the Adviser and its affiliates’ anticipated level of profitability, if any, from their relationship with the New Portfolio was reasonable and not excessive.

(4)–(a) reviewed comparative information with respect to the advisory fee rates and concluded that the anticipated advisory fees for the New Portfolio are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that the Adviser pays the subadvisory fees of New Portfolio. The Board also took into account the level and quality of services expected to be provided by JHIMS with respect to the New Portfolio, as well as the other factors considered.

Additional information that the Board considered in approving the Advisory Agreement Amendment is set forth in Appendix A.

Approval of Subadvisory Agreement

At its meeting on December 15-17, 2009, the Board, including all the Independent Trustees, approved the Subadvisory Agreement Amendment.

In making its determination with respect to the Subadvisory Agreement Amendment and with reference to the factors that it considers, the Board reviewed or considered:

(1) information relating to the Subadviser’s business, including current subadvisory services to the Trust,

408

John Hancock Funds II

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(2) that the Subadviser has extensive experience and demonstrated skills as a manager;

(3) the investment performance of other Trust and John Hancock Trust funds managed by the Subadviser, and

(4) the proposed subadvisory fee for the New Portfolio and comparative fee information as set forth in Appendix A.

The Board’s decision to approve the Subadvisory Agreement Amendment was based on a number of determinations, including the following:

(1) That the Subadviser currently manages other funds of the Trust and John Hancock Trust and the Board is generally satisfied with the Subadviser’s management of these funds;

(2) The subadvisory fees for the New Portfolio are: (i) within industry norms and (ii) paid by the Adviser and not by the Portfolio; and

(3) Subadvisory breakpoints are reflected as breakpoints in the advisory fees for the Portfolio.

409

John Hancock Funds II

Appendix A

Comparable Fund
Fund	Performance	Estimated Fees and Expenses
(Subadviser)	as of September 30, 2009	as of September 30, 2009	Other Comments

Emerging Markets	None	Subadvisory fees for this Fund	The Board noted that the peer
Debt Fund		were lower than its peer group	group for the Fund is very small.
median.

(MFC Global (US))		Advisory fees for this Fund were
lower than its peer group
median.

410

John Hancock Funds II

For More Information

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (“SEC”) Web site at www.sec.gov.

PROXY VOTING POLICY A description of the Trust’s proxy voting policies and procedures and information regarding how the Trust voted proxies relating to fund securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-344-1029 or on the Trust’s Web site at www.jhfunds.com or on the SEC Web site at www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St., N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

The report is under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

411

Management of the Trust

Trustees
James M. Oates, Chairman
Charles L. Bardelis*
Peter S. Burgess*
Hassell H. McClellan
Theron S. Hoffman
Steven M. Roberts*
Grace K. Fey†
James R. Boyle†
* Member of the Audit Committee
† Non-Independent Trustee

Officers
Hugh McHaffie, President
Thomas M. Kinzler, Secretary and Chief Legal Officer
Francis V. Knox, Jr., Chief Compliance Officer
Michael J. Leary, Treasurer
Charles A Rizzo, Chief Financial Officer
John G. Vrysen, Chief Operating Officer

Investment Adviser

John Hancock Investment Management Services, LLC
Boston, Massachusetts

John Hancock
the future is yours®

601 Congress Street
Boston MA 02210-2805

JHF2SA 4/10

ITEM 2. CODE OF ETHICS.

(a)Not Applicable
(b)Not Applicable
(c)Not Applicable
(d)Not Applicable
(e)Not Applicable
(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Not Applicable
(b) Not Applicable
(c) Not Applicable
(d) Not Applicable
(e) Not Applicable
(f) Not Applicable.
(g) Not Applicable
(h) Not Applicable
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Included with Item 1.
(b) Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT

COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT

COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and (ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not Applicable.

ITEM 12. EXHIBITS.

(a)(1) Not applicable

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Hugh McHaffie
_______________________________
Hugh McHaffie
President
Date: April 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie
________________________________
Hugh McHaffie
President
Date: April 21, 2010

/s/ Charles A. Rizzo
_________________________________
Charles A. Rizzo
Chief Financial Officer
Date: April 21, 2010